UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Institutional Mututal Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund II, Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II, Tax-Exempt Bond Fund II, Inflation-Linked Bond Fund and Money Market Fund, (constituting the TIAA-CREF Institutional Mutual Funds, hereafter referred to as the “Funds”) at September 30, 2007, and for the year then ended and have issued our unqualified report thereon dated November 29, 2007 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds’ schedule of investments in securities (the “Schedules”) as of September 30, 2007 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
November 29, 2007

TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

2007 ANNUAL REPORT

TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

INSTITUTIONAL, RETIREMENT AND RETAIL CLASSES

SEPTEMBER 30, 2007

Audited financial statements

Growth Equity

Growth & Income

International Equity

Large-Cap Growth

Large-Cap Value

Mid-Cap Growth

Mid-Cap Value

Small-Cap Equity

Large-Cap Growth Index

Large-Cap Value Index

Equity Index

S&P 500 Index

Mid-Cap Growth Index

Mid-Cap Value Index

Mid-Cap Blend Index

Small-Cap Growth Index

Small-Cap Value Index

Small-Cap Blend Index

International Equity Index

Social Choice Equity

Real Estate Securities

Managed Allocation II

Bond

Bond Plus II

Short-Term Bond II

High-Yield II

Tax-Exempt Bond II

Inflation-Linked Bond

Money Market

SIGN UP FOR ELECTRONIC DELIVERY AT
www.tiaa-cref.org

PERFORMANCE OVERVIEW AS OF SEPTEMBER 30, 2007

	Average annual total return

Fund Class (inception)	1 year	5 years		since inception

EQUITIES
Growth Equity Fund
Institutional Class (7/1/99)*	25.24%	14.24%		–1.05%

Growth & Income Fund
Institutional Class (7/1/99)*	26.84	16.81		3.51
Retirement Class (10/1/02)*	26.44	16.43	†	3.30	†
Retail Class (3/31/06)	26.67	16.87	†	3.54	†

International Equity Fund‡
Institutional Class (7/1/99)*	30.49	25.26		10.23
Retirement Class (10/1/02)*	30.16	24.49	†	9.82	†
Retail Class (3/31/06)	30.34	25.75	†	10.49	†

Large-Cap Growth Fund
Institutional Class (3/31/06)	24.97	—		13.52
Retirement Class (3/31/06)	24.67	—		13.26
Retail Class (3/31/06)	24.89	—		13.39

Large-Cap Value Fund
Institutional Class (10/1/02)*	15.71	—		18.24
Retirement Class (10/1/02)*	15.51	—		17.99
Retail Class (10/1/02)*	15.70	—		18.01

Mid-Cap Growth Fund
Institutional Class (10/1/02)*	25.76	—		20.37
Retirement Class (10/1/02)*	25.54	—		20.02
Retail Class (10/1/02)*	25.66	—		20.05

Mid-Cap Value Fund
Institutional Class (10/1/02)*	21.03	—		23.22
Retirement Class (10/1/02)*	20.70	—		22.84
Retail Class (10/1/02)*	20.87	—		22.91

Small-Cap Equity Fund‡
Institutional Class (10/1/02)*	7.43	—		17.65
Retirement Class (10/1/02)*	7.15	—		17.30
Retail Class (10/1/02)*	7.39	—		17.48

Large-Cap Growth Index Fund
Institutional Class (10/1/02)*	19.15	—		12.80
Retirement Class (10/1/02)*	18.91	—		12.45

Large-Cap Value Index Fund
Institutional Class (10/1/02)*	14.36	—		17.07
Retirement Class (10/1/02)*	14.17	—		16.71

Equity Index Fund
Institutional Class (7/1/99)*	16.49	16.06		3.65
Retirement Class (3/31/06)	16.29	16.01	†	3.62	†
Retail Class (3/31/06)	16.30	16.04	†	3.63	†

S&P 500 Index Fund
Institutional Class (10/1/02)*	16.35	—		14.41
Retirement Class (10/1/02)*	16.05	—		14.05

Mid-Cap Growth Index Fund
Institutional Class (10/1/02)*	20.88	—		19.66
Retirement Class (10/1/02)*	20.55	—		19.27

Mid-Cap Value Index Fund
Institutional Class (10/1/02)*	13.68	—		20.26
Retirement Class (10/1/02)*	13.41	—		19.91

Mid-Cap Blend Index Fund
Institutional Class (10/1/02)*	17.70	—		20.12
Retirement Class (10/1/02)*	17.44	—		19.76

Small-Cap Growth Index Fund‡
Institutional Class (10/1/02)*	18.92	—		18.23
Retirement Class (10/1/02)*	18.60	—		19.22

Small-Cap Value Index Fund‡
Institutional Class (10/1/02)*	6.14	—		18.17
Retirement Class (10/1/02)*	5.97	—		17.91

Small-Cap Blend Index Fund‡
Institutional Class (10/1/02)*	12.32	—		18.22
Retirement Class (10/1/02)*	12.15	—		17.93

International Equity Index Fund‡
Institutional Class (10/1/02)*	25.01	—		23.30
Retirement Class (10/1/02)*	24.75	—		22.91

Social Choice Equity Fund
Institutional Class (7/1/99)*	14.65	15.78		3.42
Retirement Class (10/1/02)*	14.36	15.36	†	3.19	†
Retail Class (3/31/06)	14.67	15.73	†	3.39	†

	Average annual total return

Fund Class (inception)	1 year	5 years		since inception

Real Estate Securities Fund
Institutional Class (10/1/02)*	4.26%	—		21.25%
Retirement Class (10/1/02)*	4.11	—		21.09
Retail Class (10/1/02)*	4.26	—		21.10

EQUITIES AND FIXED INCOME
Managed Allocation Fund II
Institutional Class (3/31/06)	14.68	—		11.19
Retirement Class (3/31/06)	14.27	—		10.87
Retail Class (3/31/06)	14.47	—		11.14

FIXED INCOME
Bond Fund
Institutional Class (7/1/99)*	4.74	4.05%		5.98
Retirement Class (3/31/06)	4.43	3.96	†	5.93	†
Retail Class (3/31/06)	4.68	3.99	†	5.94	†

Bond Plus Fund II
Institutional Class (3/31/06)	4.16	—		5.21
Retirement Class (3/31/06)	4.01	—		5.06
Retail Class (3/31/06)	4.09	—		5.12

Short-Term Bond Fund II
Institutional Class (3/31/06)	4.87	—		5.16
Retirement Class (3/31/06)	4.63	—		4.94
Retail Class (3/31/06)	4.86	—		5.09

High-Yield Fund II‡
Institutional Class (3/31/06)	7.66	—		7.00
Retirement Class (3/31/06)	7.61	—		6.75
Retail Class (3/31/06)	7.76	—		7.00

Tax-Exempt Bond Fund II
Institutional Class (3/31/06)	3.21	—		4.73
Retail Class (3/31/06)	3.16	—		4.64

Inflation-Linked Bond Fund
Institutional Class (10/1/02)*	4.51	—		5.22
Retirement Class (3/31/06)	4.29	—		5.20	†
Retail Class (10/1/02)*	4.35	—		5.08

MONEY MARKET FUND§
Institutional Class (7/1/99)*	5.37	3.01		3.58
Retirement Class (3/31/06)	5.12	2.94	†	3.53	†
Retail Class (3/31/06)	5.25	2.98	†	3.56	†
Net annualized yield
(7-day period ended 9/25/07)		current		effective
Money Market Fund§ – Institutional Class		5.22%		5.35%
Money Market Fund§ – Retirement Class		5.17		5.31
Money Market Fund§ – Retail Class		4.82		4.94

*

The performance shown is computed from the inception date of the class (the date on which the class became publicly available). Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

‡	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see prospectus for details.

§

Investments in the TIAA-CREF Institutional Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns do not reflect the taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

UNDERSTANDING YOUR REPORT FROM TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

This report contains information about the holdings and investment performance of all three share classes of the TIAA-CREF Institutional Mutual Funds for the twelve-month period that ended on September 30, 2007. The report contains five main sections:

•	The performance overview on the inside front cover shows the funds’ returns in a variety of time periods.

•

The letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns from the major asset classes differed during the twelve-month period.

•

The fund performance section compares each fund’s return with the returns of that fund’s benchmark index and peer group. This section also provides information about portfolio composition, risks and expenses.

•

The summary portfolios of investments list the industries or types of securities in which each fund had investments as of September 30, 2007, and the largest individual issues the fund held on that date.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at www.tiaa-cref.org, or call 800 897-9069 for the Institutional Class, 877 518-9161 for the Retirement Class or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

MORE INFORMATION FOR INVESTORS

PORTFOLIO LISTINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings as they did previously. Companies continue to file complete listings with the SEC, and these will remain available to investors.

          You can obtain a complete list of the TIAA-CREF Institutional Mutual Funds’ holdings (called “TIAA-CREF Institutional Mutual Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended September 30, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Institutional Mutual Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

PROXY VOTING

TIAA-CREF Institutional Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found at our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

FUND MANAGEMENT

TIAA-CREF Institutional Mutual Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day management of the funds.

2	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

REPORT TO INVESTORS

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

Despite several periods of heightened volatility, the world’s stock markets registered strong gains for the twelve-month period covered by this report. The Russell 3000® Index, which measures the broad U.S. market, rose 16.5%, while the MSCI EAFE® Index, which measures stock performance in 21 developed nations outside North America, climbed 24.9%.

International Equity Fund leads the way

The 29 TIAA-CREF Institutional Mutual Funds covered in this report fared well in a turbulent market. Eighteen of our 21 equity funds achieved double-digit gains, with returns in the Institutional Class ranging from 4.3% for the Real Estate Securities Fund to 30.5% for the International Equity Fund.

          Eight of our nine active equity funds outperformed their benchmark indexes, and seven of them outpaced similar mutual funds, according to Morningstar.

          The Managed Allocation Fund II topped both its benchmark and its Morningstar peers, while the Social Choice Equity Fund lagged its Morningstar group.

          Returns for our six fixed-income funds ranged from 3.2% to 7.7%. Five of the funds posted results better than those of their Morningstar peers.

Large-cap stocks set the pace

Corporate profits peaked in late 2006, helping the Russell 3000 gain 7.1% during the fourth quarter of 2006. Stocks lost ground in February 2007 but rebounded in the second quarter, with the Russell 3000 advancing another 7.1% during the first two quarters of 2007.

          At the same time, oil prices climbed, reaching $84 a barrel in mid-September and threatening to boost inflation and crimp U.S. economic growth.

          In this environment, large companies gained an advantage, because they are generally better able to withstand an economic downturn. Many, such as General Electric and Microsoft, earn a large portion of their profits abroad, where growth remained robust. Large-cap stocks, as measured by the Russell 1000®, advanced 16.9%, narrowly outperforming the Russell 3000. Mid caps returned 17.9% and small caps 12.3%.

          In the broader market, eleven of the twelve sectors of the Russell 3000 scored double-digit gains, with integrated oils, “other energy” and materials and processing gaining 43.7%, 42.1% and 36.5%, respectively. Other robust performance came from technology, which was up 23.2%, and producer durables, up 23.1%.

          Returns for the index as a whole were constrained by a 4% drop during the third quarter of 2007 in the financials sector, which made up more than one-fifth of the market cap of the index as of September 30, 2007. This decline trimmed the sector’s return for the twelve months to 2%.

          Foreign stocks benefited substantially from a stronger euro and pound. The 14.2% rise in the EAFE index—less than that of the Russell 3000—became 24.9% when converted to dollars.

          Rising uncertainty about the U.S. economy during the period helped to increase demand for U.S. Treasury securities, which lifted returns in the bond market. The Lehman Brothers U.S. Aggregate Index, which measures the performance of investment-grade bonds, returned 5.1%.

Diversifying your portfolio for consistent growth

In today’s financial marketplace, where more than half of the dollar value of the world’s stock markets lies overseas, opportunities are spread across national borders as well as across asset classes.

          Our goal at TIAA-CREF Institutional Mutual Funds is to provide investment choices that can be combined to create a diversified portfolio with the potential for consistent growth.

          While diversification cannot guarantee against loss, it helps to lower risk and often smoothes out returns over time. If you would like assistance in finding the mix of investments best suited to your financial needs, we invite you to visit our website or to call us.

/s/ Edward J. Grzybowski

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE® (Europe, Australasia and the Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher price-to-book ratios and higher relative forecasted growth rates.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower price-to-book ratios and lower relative forecasted growth rates.

MID-CAP INDEXES

The Russell Midcap® Index measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization.

The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher price-to-book ratios and higher relative forecasted growth rates.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates.

SMALL-CAP INDEXES

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The Russell 2000 Growth Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Growth Index measures the performance of those stocks of the Russell 2000 Index with higher price-to-book ratios and higher relative forecasted growth rates.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Value Index measures the performance of those stocks of the Russell 2000 Index with lower price-to-book ratios and lower relative forecasted growth rates.

SPECIALTY EQUITY INDEX

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities such as real estate investment trusts and real estate operating companies.

FIXED-INCOME INDEXES

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Lehman Brothers U.S. Government/Credit (1–5 Year) Index measures the performance primarily of U.S. Treasury and agency securities, and corporate bonds with 1–5 year maturities.

The Merrill Lynch BB/B Cash Pay Issuer Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is weighted by market capitalization, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the index.

The Lehman Brothers 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. These bonds must have a minimum credit rating of Baa3/BBB-/BBB+ and an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million.

The Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company. EAFE is a trademark of Morgan Stanley Capital International, Inc. S&P 500 is a registered trademark and a service mark of the McGraw-Hill Companies, Inc.

4	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.

Commercial paper refers to the short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Emerging markets are nations with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

P/E ratio (price/earnings) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Standard deviation measures how much the returns of a stock or a group of stocks vary from their mean return.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Institutional Mutual Funds, these expenses are as follows:

•

Transaction costs. Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs. All shareholders incur these costs, which include management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2007, and held for six months until September 30, 2007.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee waiver and/or reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

          Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	5

GROWTH EQUITY FUND  LARGE-CAP GROWTH STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including growth investing risks, style risk, large-cap risk, reorganization risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIEQX
Fund net assets	$327.74 million
Number of holdings	76
Portfolio turnover rate	218%
Weighted median market capitalization	$37.0 billion
P/E ratio (weighted 12-month trailing average)	27.8
Dividend yield	0.82%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	33.8
Consumer products & services	30.7
Technology	18.8
Financial	10.6
Energy	5.1
Transportation	1.0

Total[a]	100.0

[a] Excludes $16.38 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Growth Equity Fund returned 25.24% for the Institutional Class, compared with the 19.35% gain of its benchmark, the Russell 1000® Growth Index, and the 20.57% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth stocks outperform the broader market

During the twelve-month period, the large-cap growth category surpassed the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          After trailing the Russell 3000 during the fourth quarter of 2006 and the first quarter of 2007, the Russell 1000 Growth Index climbed 11.35% during the second half of the reporting period—nearly four percentage points more than the 7.40% rise in the broader Russell index.

          For the twelve months, large-cap growth outpaced the 18.94% return of small-cap growth stocks but lagged the 21.22% gain of mid-cap growth issues.

          For the ten years ended September 30, 2007, the Russell 1000 Growth Index posted an average annual gain of 4.06%, while the Russell 3000 posted an average annual return of 6.82%.

Broad-based sector gains drive the benchmark’s rise

For the period, all twelve sectors of the Russell 1000 Growth Index posted positive returns, with eleven recording double-digit gains. (The lowest-performing sector, autos and transportation, came close, rising 9.2%.)

          The three largest sectors—technology, consumer discretionary and health care—rose 24.6%, 11.1% and 11.6%, respectively. Together these three sectors

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Growth Equity Fund	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)*	25.24%	14.24%	–1.05%
Russell 1000 Growth Index†	19.35	13.83	–0.61
Morningstar Large Growth	20.57	14.08	1.43

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

6	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

made up nearly three-fifths of the benchmark in terms of market capitalization as of September 30, 2007.

          The top-performing sector, materials and processing, soared 47.1%, followed by “other energy” and integrated oils, up 46.3% and 39.6%, respectively. Although these three sectors together constituted less than one-tenth of the benchmark’s market capitalization at the end of the period, the combined effect of their outsized gains contributed significantly to the benchmark’s overall return.

Stock choices propel the fund above the benchmark

The fund outpaced its benchmark by nearly six percentage points on the strength of numerous favorable stock selections. Successful overweights included Apple and agricultural giant Monsanto, which soared 99.3% and 81.1%, respectively. The fund’s return was also buoyed by positions in well-performing nonbenchmark stocks such as BlackBerry manufacturer Research in Motion; the French company Alstom, which supplies equipment for power generation and rail transportation; and Japan’s Nintendo. An underweight in Wal-Mart, whose stock price fell about 10% in the period, also helped returns.

          These contributions were partly offset by overweights in stocks that did not perform as anticipated, such as fiber-optics company Corning, video game maker Electronic Arts and Omnicom, a large advertising and public relations holding company. Also detracting slightly from returns was an underweight position in IBM.

          On September 30, 2007, foreign securities made up 6.45% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1,1999)

An investment of $10,000 in this fund on July 1,1999, would be worth $9,165 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Growth Equity Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,166.70		$ 0.76

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.36	†	0.71

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.14% for the Institutional Class. The expense ratio of this fund reflects a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the fund’s expenses would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	82.69
$4 billion–$15 billion	16.49
Under $4 billion	0.82

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	7

GROWTH & INCOME FUND  DIVIDEND-PAYING STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including growth investing risks, style risk, large-cap risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIGRX
Retirement Class	TRGIX
Retail Class	TIIRX
Fund net assets	$945.23 million
Number of holdings	136
Portfolio turnover rate	84%
Weighted median market capitalization	$66.4 billion
P/E ratio (weighted 12-month trailing average)	19.2
Dividend yield	1.64%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	27.7
Consumer products & services	21.9
Financial	19.4
Technology	18.8
Energy	9.0
Utilities	2.8
Transportation	0.3
Short-term investments[a]	0.1

Total	100.0

[a] Excludes $129.55 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Growth & Income Fund returned 26.84% for the Institutional Class, compared with the 16.44% gain of its benchmark, the S&P 500® Index, and the 16.48% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

S&P 500 Index performs in line with the broader market

For the twelve months, the large-cap stocks of the S&P 500 Index posted solid gains that were on a par with the 16.52% advance of the broad U.S. stock market, as measured by the Russell 3000® Index.

          After lagging the Russell 3000 by more than a percentage point in the first six months of the period, 7.38% to 8.49%, the S&P 500 saw its relative performance improve. In the second half of the period, the positions of the two indexes were reversed: the S&P 500 topped the Russell 3000 by more than a percentage point, 8.44% to 7.40%. The lower return of the Russell 3000 for those six months was due in part to the underperformance of small-cap stocks, which are not part of the S&P 500.

          For the ten years ended September 30, 2007, the disparity between large-cap gains and those of the broad U.S. market was narrow: the S&P 500 Index had an average annual return of 6.57%, versus 6.82% for the Russell 3000.

Widespread gains are tempered by weak financial stocks

For the period, all ten of the S&P 500’s industry sectors had positive returns, with seven scoring double-digit gains. However, the benchmark’s largest sector, financials, was up only 1.7%. This sector made up nearly one-fifth of the

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Growth & Income Fund	1 year	5 years		since inception

Institutional Class (inception: 7/1/1999)*	26.84%	16.81%		3.51%
S&P 500 Index†	16.44	15.44		2.87
Morningstar Large Blend	16.48	14.72		3.64

Retirement Class (inception: 10/1/2002)*	26.44	16.43	‡	3.30	‡

Retail Class (inception: 3/31/2006)	26.67	16.87	‡	3.54	‡

*

The performance shown is computed from the inception date of the class (the date on which the class became publicly available). Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

8	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

S&P 500’s market capitalization on September 30, 2007, so its weakness curtailed the benchmark’s overall rise.

          The next two largest sectors, information technology and energy, soared 23.3% and 43.1%, respectively. Together these sectors constituted more than one-quarter of the benchmark’s market capitalization at the end of the period.

Stock selections power the fund’s strong outperformance

The fund beat its benchmark by more than ten percentage points on the strength of numerous favorable stock selections, including several nonbenchmark holdings that delivered strong returns. Among these were First Solar, a maker of large-scale, grid-connected solar power plants; Mosaic, one of the world’s largest fertilizer producers; and Cameron International, which provides equipment and services to the oil and gas industries. Two foreign stocks—the French company Alstom, which supplies equipment for power generation and rail transportation, and Japan’s Nintendo—also boosted the fund’s return.

          The positive effects of these results were partly offset by other stock decisions, such as the exclusion of well-performing Chevron, ConocoPhillips and Amazon.com. An overweight in student loan provider Sallie Mae and an underweight in oil and gas services company National Oilwell Varco also trimmed returns slightly.

          On September 30, 2007, foreign securities made up 7.08% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $13,291 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Growth & Income Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,147.20		$ 0.70
Retirement Class	1,000.00	1,145.30		2.04
Retail Class	1,000.00	1,145.60		1.29

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.41	†	0.66
Retirement Class	1,000.00	1,023.15	†	1.92
Retail Class	1,000.00	1,023.85	†	1.22

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.13% for the Institutional Class, 0.38% for the Retirement Class and 0.24% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to waive some of its fees and to reimburse the fund for certain expenses. The contractual waiver and reimbursement continue through April 30, 2008, and the voluntary reimbursement may be discontinued at any time. Without the waiver and reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	81.66
$4 billion–$15 billion	11.66
Under $4 billion	6.68

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	9

INTERNATIONAL EQUITY FUND  FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including foreign investment risks and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIIEX
Retirement Class	TRERX
Retail Class	TIERX
Fund net assets	$2.55 billion
Number of holdings	103
Portfolio turnover rate	179%
Weighted median market capitalization	$29.8 billion
P/E ratio (weighted 12-month trailing average)	18.0
Dividend yield	1.67%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	48.3
Consumer products & services	19.2
Financial	17.8
Energy	4.3
Transportation	3.8
Technology	3.8
Utilities	2.8

Total[a]	100.0

a         Excludes $197.37 million of securities lending collateral

PERFORMANCE NOTE

The fund’s returns were affected by a misallocation of income and net capital gains among its share classes. If this misallocation had not occurred, the 1-year return would have been 30.04% for the Retirement Class. Shareholders who owned Retirement Class shares on or before May 25, 2006, and who were affected by this misallocation by more than $10, were made whole through direct payments by Teachers Advisors, Inc. For more information, please call 800 927-3059.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The International Equity Fund returned 30.49% for the Institutional Class, compared with the 24.86% gain of its benchmark, the MSCI EAFE® Index, and the 26.18% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Foreign stocks maintain substantial lead over U.S. shares

Helped by a stronger euro and British pound, the EAFE index, which tracks stocks in 21 developed nations outside North America, posted a return that was more than eight percentage points greater than the 16.52% gain of the Russell 3000® Index, which measures the broad U.S. stock market.

          The EAFE got off to a fast start with a 10.35% rise in the fourth quarter of 2006, beating the 7.12% rise of the Russell 3000 by more than three percentage points. In each of the three quarters that followed, the EAFE’s margin of outperformance was narrower. A global stock market sell-off in late February 2007 trimmed foreign stock gains, as did a worldwide decline in equity markets during the summer months. The EAFE dropped more than 3% over the course of July and August but staged a strong recovery in September.

A weaker dollar amplifies foreign stock performance

For the period, the EAFE’s relative advantage over the Russell 3000 was due entirely to the continued weakening of the dollar, which plunged in value against the euro and the pound. A weaker dollar increases foreign stock gains for U.S. investors. In terms of local currencies, the EAFE rose 14.21%—less than the 16.52% gain of the Russell 3000. The dollar’s weakness boosted the EAFE’s return by more than ten percentage points, to 24.86% in dollars.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

International Equity Fund	1 year	5 years		since inception

Institutional Class (inception: 7/1/1999)*	30.49%	25.26%		10.23%
MSCI EAFE Index†	24.86	23.54		7.92
Morningstar Foreign Large Blend	26.18	22.08		7.13

Retirement Class (inception: 10/1/2002)*	30.16	24.49	‡	9.82	‡

Retail Class (inception: 3/31/2006)	30.34	25.75	‡	10.49	‡

*

The performance shown is computed from the inception date of the class (the date on which the class became publicly available). Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect any applicable redemption fees, or taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

10	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          The benchmark’s European segment advanced 27.51% in dollar terms, propelled by German, French and British stocks, which surged 47.15%, 24.24% and 22.42%, respectively. The Pacific segment rose 19.17% in dollars. Japanese stocks—the largest component of this segment in terms of market capitalization—returned 7.07% in dollars, muting the outsized gain of 55.13% recorded by the benchmark’s other Pacific stocks.

Individual stock selections lift the fund well above the benchmark

The fund significantly outperformed its benchmark because of successful stock selections. Among the holdings that contributed the most were overweights in German drug maker Bayer and Italian auto maker Fiat. Other successful holdings included three nonbenchmark stocks: German steel company Kloeckner, which made acquisitions in Europe and the United States during the period; China Coal Energy, whose share price climbed steadily after the company’s IPO was issued in December 2006; and Russian mining company MMC Norilsk Nickel. Norilsk was held as an American Depositary Receipt, a receipt for shares of a foreign stock traded on a U.S. exchange.

          The positive effects of these holdings were partly offset by overweight positions in underperforming stocks that included Japan’s Sumitomo Osaka Cement, French retailing giant Carrefour and Swiss employment agency Adecco. Also detracting from the fund’s return were the exclusion of Finnish mobile phone manufacturer Nokia and underweights that included British wireless provider Vodafone and Australian mining company BHP Billiton.

          As of September 30, 2007, stocks of companies in emerging markets, which are not included in the benchmark, made up approximately 3% of the fund’s total portfolio investments.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $22,341 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

International Equity Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,095.80		$ 3.04
Retirement Class	1,000.00	1,094.30		4.40
Retail Class	1,000.00	1,095.10		3.93

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.13	†	2.94
Retirement Class	1,000.00	1,020.82	†	4.25
Retail Class	1,000.00	1,021.27	†	3.80

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.58% for the Institutional Class, 0.84% for the Retirement Class and 0.75% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee, which became effective on October 16, 2007.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	64.14
$4 billion–$15 billion	21.54
Under $4 billion	14.32

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	11

LARGE-CAP GROWTH FUND  GROWTH STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, growth investing risks, style risk, reorganization risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TILGX
Retirement Class	TILRX
Retail Class	TIRTX
Fund net assets	$637.34 million
Number of holdings	75
Portfolio turnover rate	189%
Weighted median market capitalization	$37.0 billion
P/E ratio (weighted 12-month trailing average)	27.8
Dividend yield	0.82%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	34.0
Consumer products & services	31.0
Technology	18.9
Financial	9.9
Energy	5.2
Transportation	1.0

Total[a]	100.0

[a] Excludes $24.12 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Large-Cap Growth Fund returned 24.97% for the Institutional Class, compared with the 19.35% gain of its benchmark, the Russell 1000® Growth Index, and the 20.57% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth stocks outperform the broader market

During the twelve-month period, the large-cap growth category surpassed the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          After trailing the Russell 3000 during the fourth quarter of 2006 and the first quarter of 2007, the Russell 1000 Growth Index climbed 11.35% during the second half of the reporting period—nearly four percentage points more than the 7.40% rise in the broader Russell index.

          For the twelve months, large-cap growth outpaced the 18.94% return of small-cap growth stocks but lagged the 21.22% gain of mid-cap growth issues.

          For the ten years ended September 30, 2007, the Russell 1000 Growth Index posted an average annual gain of 4.06%, while the Russell 3000 posted an average annual return of 6.82%.

Broad-based sector gains drive the benchmark’s rise

For the period, all twelve sectors of the Russell 1000 Growth Index posted positive returns, with eleven recording double-digit gains. (The lowest-performing sector, autos and transportation, came close, rising 9.2%.)

          The three largest sectors—technology, consumer discretionary and health care—rose 24.6%, 11.1% and 11.6%, respectively. Together these three sectors

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Large-Cap Growth Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	24.97%	13.52%
Retirement Class (inception: 3/31/2006)	24.67	13.26
Retail Class (inception: 3/31/2006)	24.89	13.39
Russell 1000 Growth Index*	19.35	12.42
Morningstar Large Growth	20.57	11.52

*	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

12	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

made up nearly three-fifths of the benchmark in terms of market capitalization as of September 30, 2007.

          The top-performing sector, materials and processing, soared 47.1%, followed by “other energy” and integrated oils, up 46.3% and 39.6%, respectively. Although these three sectors together constituted less than one-tenth of the benchmark’s market capitalization at the end of the period, the combined effect of their outsized gains contributed significantly to the benchmark’s overall return.

Stock choices propel the fund above the benchmark

The fund outpaced its benchmark by nearly six percentage points on the strength of numerous favorable stock selections. Successful overweights included Apple and agricultural giant Monsanto, which soared 99.3% and 81.1%, respectively, for the twelve months.

          The fund’s return was also buoyed by positions in well-performing nonbenchmark stocks such as BlackBerry manufacturer Research in Motion; the French company Alstom, which supplies equipment for power generation and rail transportation; and Japan’s Nintendo. An underweight in Wal-Mart, whose stock price fell about 10% in the period, also helped returns.

          These contributions were partly offset by overweights in stocks that did not perform as anticipated, such as fiber-optics company Corning, video game maker Electronic Arts and Omnicom, a large advertising and public relations holding company. Also detracting slightly from returns was an underweight in IBM.

          On September 30, 2007, foreign securities made up 6.51% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $12,097 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Large-Cap Growth Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,164.40		$ 0.70
Retirement Class	1,000.00	1,163.90		2.06
Retail Class	1,000.00	1,164.70		1.14

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.41	†	0.66
Retirement Class	1,000.00	1,023.15	†	1.92
Retail Class	1,000.00	1,024.01	†	1.06

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.13% for the Institutional Class, 0.38% for the Retirement Class and 0.21% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to waive some of its fees and to reimburse the fund for certain expenses. The contractual waiver and reimbursement continue through April 30, 2008, and the voluntary reimbursement may be discontinued at any time. Without the waiver and reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	83.40
$4 billion–$15 billion	15.77
Under $4 billion	0.83

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	13

LARGE-CAP VALUE FUND  VALUE STOCKS OF LARGER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, value investing risks, style risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TRLIX
Retirement Class	TRLCX
Retail Class	TCLCX
Fund net assets	$1.10 billion
Number of holdings	183
Portfolio turnover rate	136%
Weighted median market capitalization	$42.3 billion
P/E ratio (weighted 12-month trailing average)	15.6
Dividend yield	2.13%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	30.2
Manufacturing & materials	18.5
Consumer products & services	17.0
Technology	15.4
Energy	11.9
Utilities	4.9
Transportation	1.8
Short-term investments[a]	0.3

Total	100.0

[a]	Excludes $67.18 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Large-Cap Value Fund returned 15.71% for the Institutional Class, compared with the 14.45% gain of its benchmark, the Russell 1000® Value Index, and the 14.44% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value stocks fall behind the broader market

During the twelve-month period, large-cap value stocks lagged the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index. The large-cap value category had outperformed the Russell 3000 in each of the three preceding twelve-month periods.

          The Russell 1000 Value Index led the broader Russell index during the fourth quarter of 2006 but trailed it during each of the first three quarters of 2007. For the twelve months, large-cap value performed better than both mid-cap and small-cap value stocks, which gained 13.75% and 6.09%, respectively.

          For the ten years ended September 30, 2007, the Russell 1000 Value Index posted an average annual gain of 8.80%—nearly two percentage points higher than the 6.82% average annual return of the Russell 3000.

Weakness in financial stocks limits the benchmark’s rise

For the period, eleven of the twelve sectors of the Russell 1000 Value Index posted positive returns, with ten recording double-digit gains. The largest sector, financials, fell 0.1%. This sector made up more than one-third of the benchmark’s market capitalization as of September 30, 2007, and its negative return was the main reason large-cap value underperformed large-cap growth and the overall equity market.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Large-Cap Value Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	15.71%	18.24%
Retirement Class (inception: 10/1/2002)*	15.51	17.99
Retail Class (inception: 10/1/2002)*	15.70	18.01
Russell 1000 Value Index†	14.45	17.22
Morningstar Large Value	14.44	15.39

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

14	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          The next two largest sectors, utilities and integrated oils, helped compensate for the weak return of financial stocks by gaining 23.4% and 44.1%, respectively. Together these two sectors constituted nearly one-quarter of the benchmark in terms of market capitalization at the end of the period. The fourth- and fifth-largest sectors, consumer discretionary and health care, advanced 10.7% and 4.7%, respectively.

Favorable stock selections drive the fund’s outperformance

The fund topped its benchmark thanks to numerous successful stock selections. Among the nonbenchmark holdings that boosted the fund’s performance were two companies based in France: Alstom, a supplier of equipment for power generation and rail transportation, and Accor, which operates hotels in more than 90 countries. Brazilian oil company Petroleo Brasileiro also contributed to the fund’s return. This stock was held as an American Depositary Receipt (ADR), a receipt for shares of a foreign stock traded on a U.S. exchange. Other advantageous holdings included overweights in RadioShack and industrial conglomerate Honeywell International, and an underweight in Bank of America.

          These contributions were partly offset by holdings that did not perform as anticipated, including underweights in ExxonMobil and ConocoPhillips, an overweight in credit risk manager Radian Group and positions in nonbenchmark stocks HealthSouth and Accredited Home Lenders.

          On September 30, 2007, foreign securities made up 8.76% of the fund’s total portfolio investments. Many of these securities were held as ADRs.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,113 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Large-Cap Value Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,038.40		$ 2.55
Retirement Class	1,000.00	1,037.90		3.72
Retail Class	1,000.00	1,038.80		2.80

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.54	†	2.53
Retirement Class	1,000.00	1,021.37	†	3.70
Retail Class	1,000.00	1,022.29	†	2.78

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.50% for the Institutional Class, 0.73% for the Retirement Class and 0.55% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	67.55
$4 billion–$15 billion	19.91
Under $4 billion	12.54

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	15

MID-CAP GROWTH FUND  GROWTH STOCKS OF MEDIUM-SIZED COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk, growth investing risks, style risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TRPWX
Retirement Class	TRGMX
Retail Class	TCMGX
Fund net assets	$449.90 million
Number of holdings	108
Portfolio turnover rate	127%
Weighted median market capitalization	$8.9 billion
P/E ratio (weighted 12-month trailing average)	32.1
Dividend yield	0.57%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	32.2
Manufacturing & materials	27.2
Technology	17.3
Financial	10.4
Energy	7.8
Utilities	3.3
Transportation	1.8

Total[a]	100.0

[a]	Excludes $123.62 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Mid-Cap Growth Fund returned 25.76% for the Institutional Class, compared with the 21.22% gain of its benchmark, the Russell Midcap® Growth Index, and the 24.64% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks top the broader market

During the twelve-month period, the mid-cap growth category posted a gain that was more than four percentage points greater than the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          The Russell Midcap Growth Index trailed the Russell 3000 during the fourth quarter of 2006 but then outperformed the broader index in each of the first three quarters of 2007. For the twelve months, mid-cap growth outpaced both the 19.35% return of large-cap growth stocks and the 18.94% return of small-cap growth issues.

          For the ten years ended September 30, 2007, the Russell Midcap Growth Index posted an average annual gain of 7.47%—higher than the 6.82% average annual return of the Russell 3000 Index.

Exceptional sector gains fuel the benchmark’s rise

During the period, all eleven industry sectors of the Russell Midcap Growth Index posted positive returns, including ten that recorded double-digit gains. (The Russell Midcap Growth Index normally consists of twelve industry sectors, but during the latest twelve-month period it did not include any stocks in the integrated oils sector.) The top performers, the “other energy” and materials

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Mid-Cap Growth Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	25.76%	20.37%
Retirement Class (inception: 10/1/2002)*	25.54	20.02
Retail Class (inception: 10/1/2002)*	25.66	20.05
Russell Midcap Growth Index†	21.22	19.86
Morningstar Mid-Cap Growth	24.64	17.29

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

16	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

and processing sectors, soared 47% and 46.1%, respectively. These two sectors constituted 16% of the benchmark in terms of market capitalization on September 30, 2007.

          Three of the benchmark’s four largest sectors—health care, technology and consumer discretionary—also contributed significantly to the index’s strong showing by advancing 19.1%, 18.8% and 14.2%, respectively. As a group, these sectors made up half of the benchmark’s market capitalization at the end of the period.

Superior stock selections drive the fund’s outperformance

The fund easily outpaced its benchmark because of numerous successful stock selections. Among the largest contributors to the fund’s outperformance were out-of-benchmark holdings in transportation company Genco Shipping and Trading, restaurant chain Chipotle Mexican Grill and Chinese solar cells maker JA Solar Holdings. Also aiding returns was an overweight position, relative to the benchmark, in construction company Jacobs Engineering Group.

          These positive contributions were partly offset by several positions that did not perform as anticipated, including out-of-benchmark holdings in real estate investment trust iStar Financial and communications equipment provider Polycom.

          On September 30, 2007, foreign securities made up 6.14% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $25,265 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Mid-Cap Growth Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,132.00		$ 2.93
Retirement Class	1,000.00	1,131.00		4.16
Retail Class	1,000.00	1,131.50		3.73

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.29	†	2.78
Retirement Class	1,000.00	1,021.12	†	3.95
Retail Class	1,000.00	1,021.53	†	3.54

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.78% for the Retirement Class and 0.70% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement continues through April 30, 2008, and the voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	23.55
$4 billion–$15 billion	51.80
Under $4 billion	24.65

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	17

MID-CAP VALUE FUND  VALUE STOCKS OF MEDIUM-SIZED COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk, value investing risks, style risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIMVX
Retirement Class	TRVRX
Retail Class	TCMVX
Fund net assets	$857.57 million
Number of holdings	209
Portfolio turnover rate	90%
Weighted median market capitalization	$8.1 billion
P/E ratio (weighted 12-month trailing average)	19.1
Dividend yield	1.68%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	26.0
Financial	24.2
Consumer products & services	23.1
Utilities	14.2
Technology	6.0
Energy	3.3
Transportation	3.2

Total[a]	100.0

[a]	Excludes $92.09 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Mid-Cap Value Fund returned 21.03% for the Institutional Class, compared with the 13.75% gain of its benchmark, the Russell Midcap® Value Index, and the 14.76% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Third-quarter decline dents the category’s gain

For the twelve-month period, mid-cap value stocks trailed the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          The Russell Midcap Value Index outperformed the overall market in the fourth quarter of 2006 and the first quarter of 2007, but lagged during the rest of the reporting period. This underperformance included a 3.55% loss in the third quarter of 2007, when the Russell 3000 gained 1.55%. For the twelve months, mid-cap value trailed the 14.45% advance of large-cap value but outperformed the 6.09% return of small-cap value stocks.

          For the ten years ended September 30, 2007, the Russell Midcap Value Index posted an average annual gain of 11.31%—a remarkable performance compared with the 6.82% average annual return of the Russell 3000 during the same period.

Weakness in financial stocks weighs on the benchmark

For the twelve-month period, eleven of the twelve industry sectors of the Russell Midcap Value Index posted positive returns, with nine generating double-digit gains. However, the benchmark’s largest sector, financials, which made up almost one-third of the index in terms of market capitalization at the end of the period, returned a lackluster 1.2% that caused the mid-cap value category to underperform the broader market. Numerous financial stocks in the index were adversely

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Mid-Cap Value Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	21.03%	23.22%
Retirement Class (inception: 10/1/2002)*	20.70	22.84
Retail Class (inception: 10/1/2002)*	20.87	22.91
Russell Midcap Value Index†	13.75	20.39
Morningstar Mid-Cap Value	14.76	17.51

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

18	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

affected by escalating problems in the subprime mortgage industry and by the general slowdown in the domestic housing market.

          Outsized gains from the materials and processing and utilities sectors, which rose 38.7% and 18.5%, respectively, and which together made up one-quarter of the index, provided the largest contributions to the benchmark’s return.

          The top-performing sectors, integrated oils and “other energy,” soared 54.6% and 43.5%, respectively. However, these two sectors constituted a small percentage of the benchmark’s total market capitalization as of September 30, 2007, so their combined effect was limited.

Successful stock selections lift the fund above the benchmark

The fund outpaced its benchmark by more than seven percentage points largely because of several out-of-benchmark positions in stocks that posted strong gains. These included metal products manufacturer Precision Castparts, U.K.-based mining company Anglo American and French construction conglomerate Bouygues.

          Theses contributions were partly offset by several positions that did not perform as anticipated. The largest detractor from relative performance was an overweight position in credit risk manager Radian Group. Out-of-benchmark holdings in Accredited Home Lenders and utility Northwestern Corporation also reduced returns slightly.

          On September 30, 2007, foreign securities made up 10.08% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $28,404 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Mid-Cap Value Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,050.60		$ 2.72
Retirement Class	1,000.00	1,049.30		4.00
Retail Class	1,000.00	1,049.80		3.23

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.39	†	2.68
Retirement Class	1,000.00	1,021.12	†	3.95
Retail Class	1,000.00	1,021.88	†	3.19

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.53% for the Institutional Class, 0.78% for the Retirement Class and 0.63% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	25.39
$4 billion–$15 billion	44.72
Under $4 billion	29.89

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	19

SMALL-CAP EQUITY FUND  STOCKS OF SMALLER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISEX
Retirement Class	TRSEX
Retail Class	TCSEX
Fund net assets	$517.15 million
Number of holdings	608
Portfolio turnover rate	127%
Weighted median market capitalization	$1.1 billion
P/E ratio (weighted 12-month trailing average)	18.5
Dividend yield	0.96%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	32.6
Manufacturing & materials	25.8
Financial	19.1
Technology	11.3
Utilities	4.2
Energy	3.5
Transportation	1.4
Short-term investments	2.1

Total[a]	100.0

[a]	Excludes $143.29 million of securities lending collateral. Approximately $10.72 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Small-Cap Equity Fund returned 7.43% for the Institutional Class, compared with the 12.34% gain of its benchmark, the Russell 2000® Index, and the 13.61% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small caps post double-digit gains but lag the market

During the twelve-month period, the small-cap category trailed the broad U.S. equity market, as measured by the 16.52% return of the Russell 3000® Index.

          For the first six months of the period, the small-cap Russell 2000 Index gained 11.02%, outpacing the 8.49% advance of the Russell 3000. In the second quarter of 2007, however, small caps trailed the overall market by more than one percentage point, and they lost 3.09% in the third quarter, when the Russell 3000 gained 1.55%.

          Within the small-cap category, investors showed a clear preference for growth stocks during the twelve-month period. The Russell 2000 Growth Index rose 18.94%, while its value counterpart gained 6.09%.

          For the ten years ended September 30, 2007, the Russell 2000 Index registered an average annual gain of 7.22%, ahead of the 6.82% average annual return of the Russell 3000 Index.

Losses in the financial sector limit the benchmark’s return

For the period, ten of the twelve industry sectors of the Russell 2000 Index produced positive results, and eight posted double-digit gains.

          Small caps trailed the broader market primarily because financials, the benchmark’s largest sector, declined 3.8%. Comprising more than one-fifth of the index’s market capitalization on September 30, 2007, this sector was hard hit by investor

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Small-Cap Equity Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	7.43%	17.65%
Retirement Class (inception: 10/1/2002)*	7.15	17.30
Retail Class (inception: 10/1/2002)*	7.39	17.48
Russell 2000 Index†	12.34	18.37
Morningstar Small Blend	13.61	17.83

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect any applicable redemption fees, or taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

20	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

fears that declining housing prices and mounting defaults within the subprime credit markets would seriously affect small-cap institutions, which generally are less able to weather challenging conditions than large-cap companies.

          Contributing most to the benchmark’s return was the 30.6% surge in the materials and processing sector, which made up nearly one-tenth of the index. The next three largest contributors—technology, health care and consumer discretionary—rose 19%, 18.3% and 7%, respectively. The weakest performer was the tiny integrated oils sector, which fell 15.8%.

Disappointing stock choices and hedge-fund sell-offs limit the fund’s return

The fund trailed the Russell 2000 Index partly because of numerous individual stock selections that failed to perform as anticipated. Chief among these were overweight positions, relative to the benchmark, in The Pantry, an independent chain of convenience stores, and in two financial companies, PFF Bancorp and Ocwen Financial.

          During the third quarter of 2007, several hedge funds that were quantitatively managed sold their holdings in a number of poorly performing stocks, which drove down the prices of these stocks even further. The Small-Cap Equity Fund, which uses similar quantitative techniques, was hurt by this sell-off because it was overweight in some of these stocks.

          These detractors from relative performance were partly offset by overweight holdings in several well-performing stocks. These included agricultural chemicals firm CF Industries, real estate developer Amrep and Anixter International, a provider of products and services for communications networks.

          The fund continued to use proprietary mathematical models to select small-cap stocks that appeared to be attractively priced.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $22,541 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Small-Cap Equity Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$968.60		$ 2.71
Retirement Class	1,000.00	967.60		3.84
Retail Class	1,000.00	968.70		3.40

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.29	†	2.78
Retirement Class	1,000.00	1,021.12	†	3.95
Retail Class	1,000.00	1,021.58	†	3.49

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.78% for the Retirement Class and 0.69% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee, which became effective on October 16, 2007.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

$4 billion–$15 billion	1.78
Under $4 billion	98.22

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	21

LARGE-CAP GROWTH INDEX FUND  GROWTH STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, growth investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TILIX
Retirement Class	TRIRX
Fund net assets	$360.53 million
Portfolio turnover rate	53%

BENCHMARK PROFILE

Number of holdings	698
Weighted median market capitalization	$38.2 billion
P/E ratio (weighted 12-month trailing average)	21.6
Dividend yield	1.07%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	31.7
Manufacturing & materials	27.2
Technology	18.9
Financial	10.3
Energy	7.2
Transportation	2.5
Utilities	2.0
Short-term investments	0.2

Total[a]	100.0

[a]	Excludes $29.13 million of securities lending collateral. Approximately $0.86 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Large-Cap Growth Index Fund returned 19.15% for the Institutional Class, compared with the 19.35% gain of its benchmark, the Russell 1000® Growth Index, and the 20.57% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth stocks outperform the broader market

During the twelve-month period, the large-cap growth category surpassed the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          After trailing the Russell 3000 during the fourth quarter of 2006 and the first quarter of 2007, the Russell 1000 Growth Index climbed 11.35% during the second half of the reporting period—nearly four percentage points more than the 7.40% rise in the broader Russell index.

          For the twelve months, large-cap growth outpaced the 18.94% return of small-cap growth stocks but lagged the 21.22% gain of mid-cap growth issues.

          For the ten years ended September 30, 2007, the Russell 1000 Growth Index posted an average annual gain of 4.06%, while the Russell 3000 posted an average annual return of 6.82%.

Broad-based sector gains drive the benchmark’s rise

For the period, all twelve sectors of the Russell 1000 Growth Index posted positive returns, with eleven recording double-digit gains. (The lowest-performing sector, autos and transportation, came close, rising 9.2%.)

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Large-Cap Growth Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	19.15%	12.80%
Retirement Class (inception: 10/1/2002)*	18.91	12.45
Russell 1000 Growth Index†	19.35	12.97
Morningstar Large Growth	20.57	13.37

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

22	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          The three largest sectors—technology, consumer discretionary and health care—rose 24.6%, 11.1% and 11.6%, respectively. Together these three sectors made up nearly three-fifths of the benchmark in terms of market capitalization as of September 30, 2007.

          The top-performing sector, materials and processing, soared 47.1%, followed by “other energy” and integrated oils, up 46.3% and 39.6%, respectively. Although these three sectors together constituted less than one-tenth of the benchmark’s market capitalization at the end of the period, the combined effect of their outsized gains contributed significantly to the benchmark’s overall return during the period.

The benchmark’s largest stocks produce impressive results

Gains for the benchmark’s five largest companies, all of them in the technology sector, ranged from solid to spectacular. In descending order according to their relative weightings in the benchmark based on capitalization size, these stocks performed as follows: Microsoft, 9%; Cisco Systems, 41.1%; Intel, 27%; Hewlett-Packard, 39.4%; and Apple, 99.3%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $18,264 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

	Starting	Ending		Expenses
Large-Cap	fund	fund		paid*
Growth	value	value		(4/1/07–
Index Fund	(4/1/07)	(9/30/07)		9/30/07)

Actual return
Institutional Class	$1,000.00	$1,112.20		$ 0.42
Retirement Class	1,000.00	1,110.60		1.74

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.40	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement continues through April 30, 2010, and the voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	72.00
$4 billion–$15 billion	22.45
Under $4 billion	5.55

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	23

LARGE-CAP VALUE INDEX FUND VALUE STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, value investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TILVX
Retirement Class	TRCVX
Fund net assets	$465.45 million
Portfolio turnover rate	60%

BENCHMARK PROFILE

Number of holdings	621
Weighted median market capitalization	$55.0 billion
P/E ratio (weighted 12-month trailing average)	14.6
Dividend yield	2.46%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	34.4
Manufacturing & materials	16.7
Technology	14.6
Energy	13.6
Consumer products & services	12.2
Utilities	6.1
Transportation	1.3
Short-term investments	1.1

Total[a]	100.0

[a]	Excludes $21.77 million of securities lending collateral. Approximately $5.52 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Large-Cap Value Index Fund returned 14.36% for the Institutional Class, compared with the 14.45% gain of its benchmark, the Russell 1000® Value Index, and the 14.44% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value stocks fall behind the broader market

During the twelve-month period, large-cap value stocks lagged the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index. The large-cap value category had outperformed the Russell 3000 in each of the three preceding twelve-month periods.

          The Russell 1000 Value Index led the broader Russell index during the fourth quarter of 2006 but trailed it during each of the first three quarters of 2007. For the twelve months, large-cap value performed better than both mid-cap and small-cap value stocks, which gained 13.75% and 6.09%, respectively.

          For the ten years ended September 30, 2007, the Russell 1000 Value Index posted an average annual gain of 8.80%—nearly two percentage points higher than the 6.82% average annual return of the Russell 3000.

Weakness in financial stocks limits the benchmark’s rise

For the period, eleven of the twelve sectors of the Russell 1000 Value Index posted positive returns, with ten recording double-digit gains. The largest sector, financials, fell 0.1%. This sector made up more than one-third of the

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Large-Cap Value Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	14.36%	17.07%
Retirement Class (inception: 10/1/2002)*	14.17	16.71
Russell 1000 Value Index†	14.45	17.22
Morningstar Large Value	14.44	15.39

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

24	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

benchmark’s market capitalization as of September 30, 2007, and its negative return was the main reason large-cap value underperformed large-cap growth and the overall equity market.

          The next two largest sectors, utilities and integrated oils, helped compensate for the weak return of financial stocks by gaining 23.4% and 44.1%, respectively. Together these two sectors constituted nearly one-quarter of the benchmark in terms of market capitalization at the end of the period. The fourth- and fifth-largest sectors, consumer discretionary and health care, advanced 10.7% and 4.7%, respectively.

Returns for the benchmark’s largest stocks vary widely

The benchmark’s five largest companies posted mixed results, generally reflecting the performance of their respective industry sectors. In descending order according to their relative weightings in the benchmark based on capitalization size, these stocks performed as follows: ExxonMobil, 39.6%; General Electric, 20.2%; AT&T, 35.8%; Citigroup, –2.6%; and Bank of America, –1.8%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $21,986 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

	Starting	Ending		Expenses
	fund	fund		paid*
Large-Cap Value	value	value		(4/1/07–
Index Fund	(4/1/07)	(9/30/07)		9/30/07)

Actual return
Institutional Class	$1,000.00	$1,047.10		$ 0.41
Retirement Class	1,000.00	1,046.00		1.53

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.55	†	1.52

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.30% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	74.61
$4 billion–$15 billion	19.05
Under $4 billion	6.34

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	25

EQUITY INDEX FUND  U.S. STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIEIX
Retirement Class	TIQRX
Retail Class	TINRX
Fund net assets	$1.29 billion
Portfolio turnover rate	16%

BENCHMARK PROFILE

Number of holdings	2,921
Weighted median market capitalization	$36.5 billion
P/E ratio (weighted 12-month trailing average)	17.9
Dividend yield	1.70%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	23.3
Manufacturing & materials	22.9
Financial	20.8
Technology	16.6
Energy	10.1
Utilities	4.1
Transportation	2.0
Short-term investments	0.2

Total[a]	100.0

[a]	Excludes $89.71 million of securities lending collateral. Approximately $5.95 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Equity Index Fund returned 16.49% for the Institutional Class, compared with the 16.52% gain of its benchmark, the Russell 3000® Index, and the 16.48% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

U.S. stocks rise, but a weaker dollar gives foreign shares the edge

For the twelve months, the broad U.S. stock market posted strong returns. Stocks of all three market-capitalization sizes and both investment styles, growth and value, participated in the double-digit advance of the Russell 3000 Index.

          However, U.S. issues underperformed foreign stocks, as measured by the MSCI EAFE® Index. For the period, the EAFE’s 24.86% gain in dollar terms was more than eight percentage points higher than the return of the Russell 3000. All of the EAFE’s relative advantage was due to the continued weakening of the dollar versus many other currencies. (A weaker dollar amplifies foreign stock gains for U.S. investors.) In terms of local currencies, the EAFE rose 14.21%—less than the 16.52% gain of the Russell 3000.

          For the ten years ended September 30, 2007, the average annual return of the Russell 3000 was 6.82%, versus 7.97%, in dollars, for the EAFE.

Stellar gains in most sectors make up for lagging financial stocks

During the period, all twelve industry sectors of the Russell 3000 Index produced positive returns, including eleven that recorded double-digit gains. Only the largest sector, financials, failed to reach double digits. This sector, which made up more than one-fifth of the benchmark in terms of market capitalization on September 30, 2007, returned just 2%.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Equity Index Fund	1 year	5 years		since inception

Institutional Class (inception: 7/1/1999)*	16.49%	16.06%		3.65%
Russell 3000 Index†	16.52	16.17		3.79
Morningstar Large Blend	16.48	14.72		3.64

Retirement Class (inception: 3/31/2006)	16.29	16.01	‡	3.62	‡

Retail Class (inception: 3/31/2006)	16.30	16.04	‡	3.63	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

26	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          The next two largest sectors, consumer discretionary and technology, advanced 10.4% and 23.2%, respectively. Together these two sectors constituted more than one-quarter of the benchmark. Health care and utilities, the fourth-and fifth-largest sectors, rose 10.2% and 20.8%, respectively.

          The best-performing sectors were integrated oils and “other energy,” which soared 43.7% and 42.1%, respectively. While these sectors made up less than one-tenth of the benchmark’s market capitalization at the end of the period, their outsized gains contributed significantly to the benchmark’s overall return.

          For the twelve months, growth stocks topped value shares by more than six percentage points—19.31% to 13.73%. The mid-cap category advanced 17.87%, beating both the 16.90% gain of large caps and the 12.34% rise of small caps. (Investment-style and capitalization-size returns are based on the Russell indexes.)

Returns for the benchmark’s largest stocks vary sharply

With financial stocks suffering from subprime mortgage problems and energy stocks benefiting from rising oil prices, the benchmark’s five largest companies posted widely divergent results. In descending order according to capitalization size, these stocks performed as follows: ExxonMobil, 39.6%; General Electric, 20.2%; AT&T, 35.8%; Microsoft, 9%; and Citigroup –2.6%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $13,439 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

	Starting	Ending		Expenses
	fund	fund		paid*
Equity	value	value		(4/1/07–
Index Fund	(4/1/07)	(9/30/07)		9/30/07)

Actual return
Institutional Class	$1,000.00	$1,074.00		$ 0.41
Retirement Class	1,000.00	1,072.90		1.71
Retail Class	1,000.00	1,072.90		1.14

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.40	†	1.67
Retail Class	1,000.00	1,023.96	†	1.11

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class, 0.33% for the Retirement Class and 0.22% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	68.79
$4 billion–$15 billion	17.65
Under $4 billion	13.56

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	27

S&P 500 INDEX FUND STOCKS OF LARGER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISPX
Retirement Class	TRSPX
Fund net assets	$1.17 billion
Portfolio turnover rate	18%

BENCHMARK PROFILE

Number of holdings	500
Weighted median market capitalization	$59.2 billion
P/E ratio (weighted 12-month trailing average)	17.0
Dividend yield	1.85%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	23.2
Manufacturing & materials	21.9
Consumer products & services	20.5
Technology	16.8
Energy	10.6
Utilities	3.6
Transportation	1.9
Short-term investments	1.5

Total[a]	100.0

[a]	Excludes $9.14 million of securities lending collateral. Approximately $18.92 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The S&P 500 Index Fund returned 16.35% for the Institutional Class, compared with the 16.44% gain of its benchmark, the S&P 500® Index, and the 16.48% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

The S&P 500 Index performs in line with the broader market

For the twelve months, the large-cap stocks of the S&P 500 Index posted solid gains that were on a par with the 16.52% advance of the broad U.S. stock market, as measured by the Russell 3000® Index.

          After lagging the Russell 3000 by more than a percentage point in the first six months of the period, 7.38% to 8.49%, the S&P 500 saw its relative performance improve. In the second half of the period, the positions of the two indexes were reversed: the S&P 500 topped the Russell 3000 by more than a percentage point, 8.44% to 7.40%. The lower return of the Russell 3000 for those six months was due in part to the underperformance of small-cap stocks, which are not part of the S&P 500.

          For the ten years ended September 30, 2007, the disparity between large-cap gains and those of the broad U.S. market was narrow: the S&P 500 Index had an average annual return of 6.57%, versus 6.82% for the Russell 3000. In addition, the volatility of large-cap stocks was similar to that of the broad market: the standard deviation of the S&P 500 was 14.75, while that of the Russell 3000 was 14.86. (Standard deviation is a widely used measure of how much the returns of a stock or a group of stocks vary from their mean return, over a given period of time.)

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

S&P 500 Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	16.35%	14.41%
Retirement Class (inception: 10/1/2002)*	16.05	14.05
S&P 500 Index†	16.44	14.55
Morningstar Large Blend	16.48	13.99

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

28	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Widespread gains are tempered by weak financial stocks

For the period, all ten of the S&P 500’s industry sectors had positive returns, and seven scored double-digit gains. However, the benchmark’s largest sector, financials, was up only 1.7%. This sector made up nearly one-fifth of the S&P 500’s market capitalization on September 30, 2007, so its weakness curtailed the benchmark’s overall rise.

          The next two largest sectors, information technology and energy, soared 23.3% and 43.1%, respectively. Together these sectors constituted more than one-quarter of the benchmark’s market capitalization at the end of the period. Health care and industrials, the fourth- and fifth-largest sectors, rose 8.7% and 24.4%, respectively.

Returns for the benchmark’s largest stocks vary sharply

With financial stocks suffering from subprime mortgage problems and energy stocks benefiting from rising oil prices, the benchmark’s five largest companies posted widely divergent results. In descending order according to capitalization size, these stocks performed as follows: ExxonMobil, 39.6%; General Electric, 20.2%; AT&T, 35.8%; Microsoft, 9%; and Citigroup –2.6%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $19,600 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

	Starting	Ending		Expenses
	fund	fund		paid*
S&P 500	value	value		(4/1/07–
Index Fund	(4/1/07)	(9/30/07)		9/30/07)

Actual return
Institutional Class	$1,000.00	$1,084.10		$ 0.36
Retirement Class	1,000.00	1,082.50		1.67

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.72	†	0.35
Retirement Class	1,000.00	1,023.45	†	1.62

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	85.22
$4 billion–$15 billion	13.65
Under $4 billion	1.13

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	29

MID-CAP GROWTH INDEX FUND GROWTH STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk, growth investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIMGX
Retirement Class	TRMGX
Fund net assets	$72.88 million
Portfolio turnover rate	70%

BENCHMARK PROFILE

Number of holdings	555
Weighted median market capitalization	$8.5 billion
P/E ratio (weighted 12-month trailing average)	23.4
Dividend yield	0.77%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	32.4
Manufacturing & materials	24.2
Technology	14.9
Financial	13.4
Energy	7.4
Utilities	3.8
Transportation	2.2
Short-term investments	1.7

Total[a]	100.0

[a]	Excludes $3.06 million of securities lending collateral. Approximately $1.29 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Mid-Cap Growth Index Fund returned 20.88% for the Institutional Class, compared with the 21.22% gain of its benchmark, the Russell Midcap® Growth Index, and the 24.64% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks top the broader market

During the twelve-month period, the mid-cap growth category posted a gain that was more than four percentage points greater than the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          The Russell Midcap Growth Index trailed the Russell 3000 during the fourth quarter of 2006 but then outperformed the broader index in each of the first three quarters of 2007. For the twelve months, mid-cap growth outpaced both the 19.35% return of large-cap growth stocks and the 18.94% return of small-cap growth issues.

          For the ten years ended September 30, 2007, the Russell Midcap Growth Index posted an average annual gain of 7.47%—higher than the 6.82% average annual return of the Russell 3000 Index.

Exceptional sector gains fuel the benchmark’s rise

During the period, all eleven industry sectors of the Russell Midcap Growth Index posted positive returns, including ten that recorded double-digit gains. (The Russell Midcap Growth Index normally consists of twelve industry sectors, but during the latest twelve-month period it did not include any stocks in the

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Mid-Cap Growth Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	20.88%	19.66%
Retirement Class (inception: 10/1/2002)*	20.55	19.27
Russell Midcap Growth Index†	21.22	19.86
Morningstar Mid-Cap Growth	24.64	17.29

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

30	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

integrated oils sector.) The top performers, the “other energy” and materials and processing sectors, soared 47% and 46.1%, respectively. These two sectors constituted 16% of the benchmark in terms of market capitalization on September 30, 2007.

          Three of the benchmark’s four largest sectors—health care, technology and consumer discretionary—also contributed significantly to the index’s strong showing by advancing 19.1%, 18.8% and 14.2%, respectively. As a group, these sectors made up half of the benchmark’s market capitalization at the end of the period.

Largest stocks in the benchmark surge

Of the benchmark’s five largest issues, in terms of market capitalization, oil and gas drilling equipment provider National Oilwell Varco performed best during the twelve-month period with a 147% return. Returns for the others were as follows: metal products manufacturer Precision Castparts, 135.5%; computer graphics company Nvidia, 83.8%; oil and gas drilling equipment provider Weatherford International, 61.5%; and drug manufacturer Allergan, 13.5%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $24,529 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Mid-Cap Growth Index Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,089.10		$ 0.42
Retirement Class	1,000.00	1,086.80		1.72

5% annual hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.40	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	16.22
$4 billion–$15 billion	63.42
Under $4 billion	20.36

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	31

MID-CAP VALUE INDEX FUND  VALUE STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk, value investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TMVIX
Retirement Class	TRVUX
Fund net assets	$186.16 million
Portfolio turnover rate	58%

BENCHMARK PROFILE

Number of holdings	487
Weighted median market capitalization	$8.0 billion
P/E ratio (weighted 12-month trailing average)	17.6
Dividend yield	2.04%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	32.5
Consumer products & services	19.5
Manufacturing & materials	16.6
Utilities	13.5
Technology	8.2
Energy	5.5
Transportation	3.2
Short-term investments	1.0

Total[a]	100.0

[a]	Excludes $35.61 million of securities lending collateral. Approximately $1.95 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Mid-Cap Value Index Fund returned 13.68% for the Institutional Class, compared with the 13.75% gain of its benchmark, the Russell Midcap® Value Index, and the 14.76% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Third-quarter decline dents the category’s gain

For the twelve-month period, mid-cap value stocks trailed the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index.

          The Russell Midcap Value Index outperformed the overall market in the fourth quarter of 2006 and the first quarter of 2007, but lagged during the rest of the reporting period. This underperformance included a 3.55% loss in the third quarter of 2007, when the Russell 3000 gained 1.55%. For the twelve months, mid-cap value trailed the 14.45% advance of large-cap value but outperformed the 6.09% return of small-cap value stocks.

          For the ten years ended September 30, 2007, the Russell Midcap Value Index posted an average annual gain of 11.31%—a remarkable performance compared with the 6.82% average annual return of the Russell 3000 during the same period.

Weakness in financial stocks weighs on the benchmark

For the twelve-month period, eleven of the twelve industry sectors of the Russell Midcap Value Index posted positive returns, with nine generating double-digit gains. However, the benchmark’s largest sector, financials, which made up almost

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Mid-Cap Value Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	13.68%	20.26%
Retirement Class (inception: 10/1/2002)*	13.41	19.91
Russell Midcap Value Index†	13.75	20.39
Morningstar Mid-Cap Value	14.76	17.51

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

32	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

one-third of the index in terms of market capitalization on September 30, 2007, returned a lackluster 1.2% that caused the mid-cap value category to underperform the broader market. Numerous financial stocks in the index were adversely affected by escalating problems in the subprime mortgage industry and by the general slowdown in the domestic housing market.

          Outsized gains from the materials and processing and utilities sectors, which rose 38.7% and 18.5%, respectively, and which together made up one-quarter of the index, provided the largest contributions to the benchmark’s return.

          The top-performing sectors, integrated oils and “other energy,” soared 54.6% and 43.5%, respectively. However, these two sectors constituted a small percentage of the benchmark’s total market capitalization at the end of the period, so their combined effect was limited.

Largest stocks post uneven performance

During the reporting period, oil and gas refining firm Hess climbed 61.5%, making it the star performer among the benchmark’s five largest issues, in terms of market capitalization. The remaining four stocks had widely divergent returns: utility companies Edison International, American Electric Power and PG&E rose 33.2%, 29.2% and 17%, respectively, while Ford gained a modest 4%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $25,158 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Mid-Cap Value Index Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,000.60		$ 0.40
Retirement Class	1,000.00	999.40		1.65

5% annual hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.40	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	14.72
$4 billion–$15 billion	58.58
Under $4 billion	26.70

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	33

MID-CAP BLEND INDEX FUND GROWTH AND VALUE STOCKS OF MEDIUM-SIZED U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including mid-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TRBDX
Retirement Class	TRMBX
Fund net assets	$196.06 million
Portfolio turnover rate	53%

BENCHMARK PROFILE

Number of holdings	805
Weighted median market capitalization	$8.2 billion
P/E ratio (weighted 12-month trailing average)	20.5
Dividend yield	1.32%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	27.4
Manufacturing & materials	21.4
Financial	20.7
Technology	12.2
Utilities	8.0
Energy	6.7
Transportation	2.7
Short-term investments	0.9

Total[a]	100.0

[a]	Excludes $42.97 million of securities lending collateral. Approximately $1.96 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Mid-Cap Blend Index Fund returned 17.70% for the Institutional Class, compared with the 17.87% gain of its benchmark, the Russell Midcap® Index, and the 17.61% average return of the fund’s peer group, the Morningstar Mid-Cap Blend category. The table below shows returns for all share classes of the fund.

Mid-cap category outpaces the broader market

During the twelve-month period, the mid-cap category outperformed the 16.52% return of the broad U.S. equity market, as measured by the Russell 3000® Index. The Russell Midcap Index led the overall market during the fourth quarter of 2006 and the first quarter of 2007. In the second and third quarters, mid-cap stocks underperformed.

          Among mid-cap stocks, growth fared much better than value during the twelve months. The Russell Midcap Growth Index climbed 21.22%, while its value counterpart gained 13.75%.

          For the ten years ended September 30, 2007, the Russell Midcap Index posted an average annual gain of 10.43%—well ahead of the 6.82% average annual return of the Russell 3000 Index during the same period.

Strong sector gains boost the benchmark’s return

During the period, all twelve industry sectors of the Russell Midcap Index registered positive returns, with eleven recording double-digit gains. Among the benchmark’s largest sectors, the top performers were technology, which climbed 18.9%, utilities, which advanced 17.8%, and consumer discretionary, which rose 13.1%. These three sectors made up almost 38% of the index in terms of market capitalization on September 30, 2007.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Mid-Cap Blend Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	17.70%	20.12%
Retirement Class (inception: 10/1/2002)*	17.44	19.76
Russell Midcap Index†	17.87	20.31
Morningstar Mid-Cap Blend	17.61	17.69

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

34	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          The “other energy” and materials and processing sectors rose 46.5% and 42.7%, respectively, and also contributed substantially to the benchmark’s overall return. Together these sectors made up almost 15% of the index in terms of market capitalization at the end of the period.

          The largest sector, financials, which constituted more than one-fifth of the benchmark, posted a modest 4.8% return for the twelve months. The best-performing sector, integrated oils, soared 54.6% but had a limited effect on the overall return since it made up only a small percentage of the total index.

The benchmark’s largest stocks post impressive gains

Over the twelve-month period, all of the benchmark’s five largest issues, in terms of market capitalization, posted extraordinary returns. Oil and gas drilling equipment provider National Oilwell Varco performed best with a 147% return. Returns for the others were as follows: metal products manufacturer Precision Castparts, 135.5%; oil and gas drilling equipment provider Weatherford International, 61.5%; diversified chemical manufacturer Air Products & Chemicals, 48%; and natural gas producer Williams Companies, 44.1%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $25,013 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Mid-Cap Blend Index Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,048.50		$ 0.41
Retirement Class	1,000.00	1,047.60		1.69

5% annual hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.40	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	15.80
$4 billion–$15 billion	62.16
Under $4 billion	22.04

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	35

SMALL-CAP GROWTH INDEX FUND GROWTH STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including small-cap risk, growth investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISGX
Retirement Class	TRCGX
Fund net assets	$134.67 million
Portfolio turnover rate	64%

BENCHMARK PROFILE

Number of holdings	1,229
Weighted median market capitalization	$1.3 billion
P/E ratio (weighted 12-month trailing average)	34.9
Dividend yield	0.54%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	37.8
Manufacturing & materials	32.0
Technology	12.0
Financial	10.0
Energy	4.4
Transportation	1.8
Utilities	1.2
Short-term investments	0.8

Total[a]	100.0

[a]	Excludes $37.81 million of securities lending collateral. Approximately $1.17 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Small-Cap Growth Index Fund returned 18.92% for the Institutional Class, compared with the 18.94% gain of its benchmark, the Russell 2000® Growth Index, and the 20.32% average return of the fund’s peer group, the Morningstar Small Growth category. The table below shows returns for all share classes of the fund.

Small-cap growth stocks outpace the broader market

For the twelve-month period, the small-cap growth category led the broad U.S. equity market, as measured by the 16.52% return of the Russell 3000® Index.

          Small-cap growth stocks got off to a strong start in the fourth quarter of 2006: the Russell 2000 Growth Index jumped 8.77%, well ahead of the 7.12% gain of the Russell 3000. The category continued to outpace the overall market during the first two quarters of 2007 but underperformed in the third quarter. For the twelve months, small-cap growth stocks trailed the 21.22% return of their mid-cap counterparts and the 19.35% return of large-cap growth issues.

           For the ten years ended September 30, 2007, the Russell 2000 Growth Index registered an average annual gain of 3.65%, lagging the 6.82% average annual return of the Russell 3000 Index.

Three largest sectors fuel the benchmark’s rise

For the twelve-month period, eleven of the twelve industry sectors of the Russell 2000 Growth Index scored positive returns, and eight posted double-digit gains. The index benefited most from the robust performance of its three largest sectors, measured in terms of market capitalization on

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Small-Cap Growth Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	18.92%	18.23%
Retirement Class (inception: 10/1/2002)*	18.60	19.22	†
Russell 2000 Growth Index‡	18.94	18.38
Morningstar Small Growth	20.32	17.35

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

The since-inception return for this share class reflects the correction of a transaction processing error in October 2005. The since-inception return also reflects a similar correction in June 2004. These corrections resulted in gains, which increased the fund’s total return for this share class.

‡	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect any applicable redemption fees, or taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

September 30, 2007. The consumer discretionary sector rose 12.9%; health care advanced 18.8%; and technology gained 24.8%. Together, these sectors made up nearly 60% of the index.

          Materials and processing, up 30%, was the benchmark’s star performer for the period. The “other energy” sector advanced an impressive 25.3%.

          Trimming the index’s return was the financial sector, which rose a modest 5.8% and made up about one-tenth of the index. Integrated oils was the only sector to drop; it slid 17.7%.

The benchmark’s largest issues score triple-digit gains

Of the five largest stocks in the Russell 2000 Growth Index, the top three posted stratospheric returns for the period. In order of capitalization size, Flir Systems, a maker of thermal imaging and broadcast cameras, soared 103.9%; Chipotle Mexican Grill skyrocketed 116.2%; and Priceline.com, an online travel service, climbed an astounding 142.8%. Rounding out the list, Hologic, a maker of diagnostic and medical imaging systems, advanced 40.3%, while Kyphon, a manufacturer of therapeutic spinal devices, jumped 76.9%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,103 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Small-Cap Growth Index Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,067.30		$ 0.41
Retirement Class	1,000.00	1,066.20		1.70

5% annual hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.40	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee, which became effective on October 16, 2007.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.12
$4 billion–$15 billion	0.06
Under $4 billion	99.82

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	37

SMALL-CAP VALUE INDEX FUND VALUE STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including small-cap risk, value investing risks, style risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISVX
Retirement Class	TRSVX
Fund net assets	$152.76 million
Portfolio turnover rate	53%

BENCHMARK PROFILE

Number of holdings	1,264
Weighted median market capitalization	$1.1 billion
P/E ratio (weighted 12-month trailing average)	19.1
Dividend yield	1.87%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	34.8
Consumer products & services	23.8
Manufacturing & materials	20.3
Technology	8.7
Utilities	5.7
Energy	3.8
Transportation	2.7
Short-term investments	0.2

Total[a]	100.0

[a]	Excludes $43.75 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Small-Cap Value Index Fund returned 6.14% for the Institutional Class, compared with the 6.09% gain of its benchmark, the Russell 2000® Value Index, and the 9.12% average return of the fund’s peer group, the Morningstar Small Value category. The table below shows returns for all share classes of the fund.

Third-quarter losses trim gains of small-cap value

For the twelve-month period, small-cap value stocks trailed the broad U.S. equity market, as measured by the 16.52% return of the Russell 3000® Index.

          The Russell 2000 Value Index led the overall market during the fourth quarter of 2006 and the first quarter of 2007 but lagged the broader market in the second quarter. In the third quarter, the small-cap value category posted a loss of 6.26%, while the Russell 3000 gained 1.55%. For the twelve months, small-cap value stocks trailed the 13.75% return of their mid-cap counterparts and the 14.45% return of large-cap value issues.

           For the ten years ended September 30, 2007, the Russell 2000 Value Index registered an average annual gain of 10.07%—well ahead of the 6.82% average annual return of the Russell 3000 Index.

Financial stocks limit the benchmark’s rise

For the period, nine of the twelve industry sectors of the Russell 2000 Value Index moved upward, and six scored double-digit gains.

          The benchmark failed to keep pace with its large- and mid-cap counterparts mainly because its largest sector, financials, fell 6.6%. Comprising more than one-third of the index’s market capitalization on September 30, 2007, this sector

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Small-Cap Value Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	6.14%	18.17%
Retirement Class (inception: 10/1/2002)*	5.97	17.91
Russell 2000 Value Index†	6.09	18.27
Morningstar Small Value	9.12	17.04

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect any applicable redemption fees, or taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

38	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

was hard hit by investor fears that declining housing prices and mounting defaults within the subprime credit markets would seriously affect small-cap institutions, which generally are less able to weather challenging conditions than large-cap companies. A 1.5% decline in consumer discretionary, the index’s second-largest sector, and a 4.5% loss in integrated oils also dampened the benchmark’s return.

           A 31.6% surge in the materials and processing sector, which represented about one-tenth of the benchmark, along with a 30.5% jump in consumer staples, more than offset the drag that financial and consumer discretionary stocks had on small-cap value performance. The top performing sector was the miscellaneous “other” sector, which soared 46.6% but had minimal effect on the benchmark’s performance because of its small size.

Gains of largest stocks range from solid to stellar

Among the benchmark’s top five issues in terms of market capitalization, agricultural chemicals firm CF Industries led with a meteoric 340.1% rise. The other four all posted gains of double digits: 48% for AptarGroup, a maker of dispensers for consumer products; 45.6% for Exterran Holdings, a provider of equipment for the oil and gas industry; 19.7% for Realty Income, a real estate investment trust; and 11.1% for Aspen Insurance.

          For the twelve months, the fund outperformed the Russell 2000 Value Index, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,047 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Small-Cap Value Index Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$959.90		$ 0.39
Retirement Class	1,000.00	959.10		1.62

5% annual hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.40	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee, which became effective on October 16, 2007.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

$4 billion–$15 billion	1.30
Under $4 billion	98.70

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	39

SMALL-CAP BLEND INDEX FUND  GROWTH AND VALUE STOCKS OF SMALLER U.S. COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic companies based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including small-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISBX
Retirement Class	TRBIX
Fund net assets	$234.00 million
Portfolio turnover rate	69%

BENCHMARK PROFILE

Number of holdings	1,910
Weighted median market capitalization	$1.2 billion
P/E ratio (weighted 12-month trailing average)	25.1
Dividend yield	1.18%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	29.9
Manufacturing & materials	25.4
Financial	22.8
Technology	10.0
Energy	3.9
Utilities	3.2
Transportation	2.1
Short-term investments	2.7

Total[a]	100.0

[a]	Excludes $65.65 million of securities lending collateral. Approximately $6.57 million of investments are serving as collateral for S&P 500 futures and thus are restricted from being sold.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Small-Cap Blend Index Fund returned 12.32% for the Institutional Class, compared with the 12.34% gain of its benchmark, the Russell 2000® Index, and the 13.61% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small caps post double-digit gains but lag the market

During the twelve-month period, the small-cap category trailed the broad U.S. equity market, as measured by the 16.52% return of the Russell 3000® Index.

          For the first six months of the period, the small-cap Russell 2000 Index gained 11.02%, outpacing the 8.49% advance of the Russell 3000. In the second quarter of 2007, however, small caps trailed the overall market by more than one percentage point, and they lost 3.09% in the third quarter, when the Russell 3000 gained 1.55%.

          Within the small-cap category, investors showed a clear preference for growth stocks during the twelve-month period. The Russell 2000 Growth Index rose 18.94%, while its value counterpart gained 6.09%.

          For the ten years ended September 30, 2007, the Russell 2000 Index registered an average annual gain of 7.22%, ahead of the 6.82% average annual return of the Russell 3000 Index.

Losses in the financial sector limit the benchmark’s return

For the period, ten of the twelve industry sectors of the Russell 2000 Index produced positive results, and eight posted double-digit gains.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Small-Cap Blend Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	12.32%	18.22%
Retirement Class (inception: 10/1/2002)*	12.15	17.93
Russell 2000 Index†	12.34	18.37
Morningstar Small Blend	13.61	17.83

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect any applicable redemption fees, or taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

40	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          Small caps trailed the broader market primarily because financials, the benchmark’s largest sector, declined 3.8%. Comprising more than one-fifth of the index’s market capitalization on September 30, 2007, this sector was hard hit by investor fears that declining housing prices and mounting defaults within the subprime credit markets would seriously affect small-cap institutions, which generally are less able to weather challenging conditions than large-cap companies.

          Contributing most to the benchmark’s return was the 30.6% surge in the materials and processing sector, which made up nearly one-tenth of the index. The next three largest contributors—technology, health care and consumer discretionary—rose 19%, 18.3% and 7%, respectively. The weakest performer was the tiny integrated oils sector, which fell 15.8%.

The benchmark’s largest stocks provide triple-digit gains

All five of the benchmark’s largest stocks in terms of market capitalization scored exceptional results for the period, and four achieved triple-digit gains. Agricultural chemicals firm CF Industries soared 340.1%, followed by online travel service Priceline.com, which climbed 142.8%, and Chipotle Mexican Grill, which jumped 116.2%. Additional outsized results included the 103.9% gain of Flir Systems, a maker of thermal imaging and broadcast cameras, and the 45.6% return of Exterran Holdings, a provider of equipment for the oil and gas industry.

          For the twelve months, the fund’s return was comparable to that of its benchmark, minus the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $23,096 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Small-Cap Blend Index Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,012.10		$ 0.40
Retirement Class	1,000.00	1,012.00		1.66

5% annual hypothetical return
Institutional Class	1,000.00	1,024.66	†	0.41
Retirement Class	1,000.00	1,023.40	†	1.67

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee, which became effective on October 16, 2007.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.06
$4 billion–$15 billion	3.63
Under $4 billion	96.31

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	41

INTERNATIONAL EQUITY INDEX FUND  FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity securities based on a market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including foreign investment risks, index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TCIEX
Retirement Class	TRIEX
Fund net assets	$794.14 million
Portfolio turnover rate	46%

BENCHMARK PROFILE

Number of holdings	1,139
Weighted median market capitalization	$44.8 billion
P/E ratio (weighted 12-month trailing average)	14.6
Dividend yield	2.64%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	29.7
Manufacturing & materials	28.9
Consumer products & services	15.9
Technology	11.4
Energy	7.0
Utilities	4.6
Transportation	2.0
Short-term investments[a]	0.5

Total	100.0

[a]	Excludes $28.62 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The International Equity Index Fund returned 25.01% for the Institutional Class, compared with the 24.86% gain of its benchmark, the MSCI EAFE® Index, and the 26.18% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Foreign stocks maintain substantial lead over U.S. shares

Helped by a stronger euro and British pound, the EAFE index, which tracks stocks in 21 developed nations outside North America, posted a return that was more than eight percentage points greater than the 16.52% gain of the Russell 3000® Index, which measures the broad U.S. stock market.

          The EAFE got off to a fast start with a 10.35% rise in the fourth quarter of 2006, beating the 7.12% rise of the Russell 3000 by more than three percentage points. In each of the three quarters that followed, the EAFE’s margin of outperformance was narrower. A global stock market sell-off in late February 2007 trimmed foreign stock gains, as did a worldwide decline in equity markets during the summer months. The EAFE dropped more than 3% over the course of July and August but staged a strong recovery in September.

          The EAFE’s long-term performance also surpassed that of the Russell 3000. For the ten years ended September 30, 2007, the average annual return of the EAFE index was 7.97%, versus 6.82% for the Russell 3000.

A weaker dollar amplifies foreign stock performance

For the period, the EAFE’s relative advantage over the Russell 3000 was due entirely to the continued weakening of the dollar, which plunged in value

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

International Equity Index Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	25.01%	23.30%
Retirement Class (inception: 10/1/2002)*	24.75	22.91
MSCI EAFE Index†	24.86	23.52
Morningstar Foreign Large Blend	26.18	21.93

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect any applicable redemption fees, or taxes that an Institutional Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

42	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

against the euro and the British pound. A weaker dollar increases foreign stock gains (and cushions losses) for U.S. investors.

          In fact, foreign stocks actually lagged domestic issues during the twelve months before accounting for currency exchange rates. In terms of local currencies, the EAFE rose 14.21%. The dollar’s weakness boosted this return by more than ten percentage points, to 24.86% in dollars.

Europe’s largest markets fuel the benchmark’s gain

European stocks, which made up nearly 70% of the EAFE’s market capitalization on September 30, 2007, climbed 27.51% in dollar terms. Of the benchmark’s three largest European components, German stocks led the way, soaring 47.15% in dollars. French and British stocks followed, rising 24.24% and 22.42%, respectively, in dollars. Together these three components made up more than 40% of the EAFE in terms of market capitalization at the end of the period.

          The benchmark’s Pacific segment rose 19.17% in dollar terms. Japanese stocks, the largest component of the Pacific segment and about one-fifth of the EAFE’s total market capitalization on September 30, 2007, returned a modest 7.07% in dollars. Pacific markets outside of Japan posted an outsized gain of 55.13% in dollar terms, but these markets constituted only one-tenth of the benchmark’s market capitalization at the end of the period.

          For the period, the fund’s return and risk profile were similar to those of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $28,501 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

International Equity Index Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,087.90		$ 0.78
Retirement Class	1,000.00	1,087.00		1.77

5% annual hypothetical return
Institutional Class	1,000.00	1,024.31	†	0.76
Retirement Class	1,000.00	1,023.35	†	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.15% for the Institutional Class and 0.34% for the Retirement Class. The expense ratios of the Institutional and Retirement classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2010. Without this reimbursement, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee, which became effective on October 16, 2007.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	76.17
$4 billion–$15 billion	19.14
Under $4 billion	4.69

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	43

SOCIAL CHOICE EQUITY FUND  SOCIALLY SCREENED STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including the risk of socially screened investing, index risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISCX
Retirement Class	TRSCX
Retail Class	TICRX
Fund net assets	$505.92 million
Number of holdings	1,043
Portfolio turnover rate	30%
Weighted median market capitalization	$27.8 billion
P/E ratio (weighted 12-month trailing average)	17.8
Dividend yield	1.72%

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	24.7
Consumer products & services	22.1
Financial	21.8
Technology	15.7
Energy	7.1
Utilities	5.1
Transportation	2.2
Short-term investments	1.3

Total	100.0

PERFORMANCE NOTE

The fund’s returns were affected by a misallocation of income and net capital gains among its share classes. If this misallocation had not occurred, the 1-year and 5-year returns would have been 14.48% and 15.73%, respectively, for the Institutional Class, and the 1-year return would have been 14.73% for the Retail Class. Teachers Advisors, Inc. made a cash infusion into the fund in August 2006 to remedy this misallocation. For more information, please call 800 927-3059.

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Social Choice Equity Fund returned 14.65% for the Institutional Class, compared with the 16.52% gain of its benchmark, the Russell 3000® Index, and the 16.48% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Exclusion of major stocks lowers the fund’s return

The Social Choice Equity Fund invests in those stocks within the Russell 3000 Index that pass two kinds of social screens. First, companies are excluded that derive revenues from alcohol, tobacco, gambling, weapons production, firearms or nuclear power. The remaining companies are then evaluated using qualitative criteria, such as environmental, social and governance practices.

          Because of its social screens, the fund did not invest in several stocks that were sizable components of the benchmark in terms of market capitalization. The exclusion of these stocks produced mixed results during the period, but the net effect was to lower the fund’s return, compared with the return of its benchmark.

          The fund failed to keep pace with the Russell 3000 mainly because it avoided the stocks of three huge oil companies: ExxonMobil, Chevron and ConocoPhillips. Integrated oils was the benchmark’s top-performing sector for the twelve months. ExxonMobil, the largest component of the index on September 30, 2007, rose 39.6% for the period, while ConocoPhillips and Chevron climbed 52.4% and 49.3%, respectively. The fund also suffered from the absence of General Electric, the benchmark’s second-largest stock.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Social Choice Equity Fund	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)*	14.65%	15.78%	3.42%
Russell 3000 Index†	16.52	16.17	3.79
Morningstar Large Blend	16.48	14.72	3.64

Retirement Class (inception: 10/1/2002)*	14.36	15.36‡	3.19	‡

Retail Class (inception: 3/31/2006)	14.67	15.73‡	3.39	‡

*

The performance shown is computed from the inception date of the class (the date on which the class became publicly available). Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

44	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          Performance versus the index benefited, however, from the exclusion of other stocks, including drug company Pfizer, which fell 10%, and Wal-Mart, which declined 10.8%. Avoiding two financial stocks—Citigroup and JPMorgan Chase—also proved advantageous. Hurt by investor concerns about falling housing prices and mounting defaults within the subprime lending markets, the financial sector was the benchmark’s worst performer during the period; it returned just 2%.

Strategies help limit the fund’s risk

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use quantitative techniques to ensure that the risk characteristics of the portfolio resemble those of the index. One method is to overweight or underweight certain stocks relative to each one’s percentage of capitalization within the benchmark.

          During the twelve months, the fund’s relative performance was helped by overweight positions in IBM, McDonald’s, AT&T and agricultural equipment maker Deere & Company.

          However, other overweight holdings failed to perform as anticipated and reduced the relative return slightly. These included five financial organizations: Wachovia, Merrill Lynch, National City, Washington Mutual and home mortgage provider Freddie Mac.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $13,197 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Social Choice Equity Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,060.60		$ 1.03
Retirement Class	1,000.00	1,059.10		2.32
Retail Class	1,000.00	1,060.70		1.08

5% annual hypothetical return
Institutional Class	1,000.00	1,024.06	†	1.01
Retirement Class	1,000.00	1,022.79	†	2.28
Retail Class	1,000.00	1,024.01	†	1.06

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.20% for the Institutional Class, 0.45% for the Retirement Class and 0.21% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement continues through April 30, 2008, and the voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	67.24
$4 billion–$15 billion	20.83
Under $4 billion	11.93

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	45

REAL ESTATE SECURITIES FUND  REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including real estate investing risks, real estate securities risk, small-cap risk, foreign investment risks, interest-rate risk and income volatility risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIREX
Retirement Class	TRRSX
Retail Class	TCREX
Fund net assets	$618.77 million
Number of holdings	48
Portfolio turnover rate	116%
Weighted median market capitalization	$6.9 billion
P/E ratio (weighted 12-month trailing average)	35.5
Dividend yield	3.21%

PORTFOLIO COMPOSITION

% of portfolio investments

Retail REITs	28.5
Residential REITs	16.2
Office REITs	15.5
Specialized REITs	11.5
Industrial REITs	10.8
Diversified REITs	7.3
Hotels, Restaurants and Leisure	4.8
Real Estate Management and Development	3.3
Multiline Retail	0.5
Office Electronics	0.4
Mortgage REITs	0.4
Short-term investments[a]	0.8

Total	100.0

[a]	Excludes $3.05 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Real Estate Securities Fund returned 4.26% for the Institutional Class, compared with the 3.79% gain of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the 6.74% average return of the fund’s peer group, the Morningstar Specialty Real Estate category. The table below shows returns for all share classes of the fund.

REITs continue to soar, then stumble

Real estate investment trusts (REITs) maintained their strength at the start of the period covered by this report; the benchmark rose 9.07% during the fourth quarter of 2006 and added another 9.12% in January 2007. However, the REIT market then posted losses for each of the next six months before rebounding with healthy gains of 5.86% and 3.96%, respectively, in August and September.

          Some market participants believed that The Blackstone Group’s acquisition of Equity Office Properties, the nation’s largest office landlord, in early February 2007 marked the top of the market. This provided a good reason for some investors to take profits after REITs’ meteoric rise: through September 2006, they had posted gains of more than 20% in each of the previous four years.

Despite recent declines, REITs post exceptional long-term gains

For the twelve-month period, REITs substantially underperformed the 16.52% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and failed to keep pace with the 5.14% return of investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Real Estate Securities Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	4.26%	21.25%
Retirement Class (inception: 10/1/2002)*	4.11	21.09
Retail Class (inception: 10/1/2002)*	4.26	21.10
Dow Jones Wilshire Real Estate Securities Index†	3.79	22.52
Morningstar Specialty Real Estate	6.74	21.30

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

For a description of the fund’s benchmark, please see page 4. For periods prior to July 1, 2007, the performance shown above and in the graph reflects the full market capitalization weighted version of the index, which was terminated by Dow Jones Wilshire on June 30, 2007. As of July 1, 2007, performance reflects the float adjusted market capitalization version of the index, which is based on the shares of stock that are unrestricted and available for trading.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

46	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          In the longer term, however, REITs performed well: for the five years ended September 30, 2007, they posted an average annual return of 22.48%—more than six percentage points greater than the 16.17% return of the Russell 3000 and more than five times the 4.13% return of the Lehman index.

Individual stock choices lift the fund’s return

The fund outperformed its benchmark because of numerous successful stock selections. The largest contribution to relative performance came from an overweight position, relative to the benchmark, in Hilton Hotels, which was acquired by The Blackstone Group in July 2007 at a share price 40% higher than the previous day’s closing price. The fund achieved a similar advantage with an overweight holding in Sunterra Corporation, which was also acquired during the period.

          Another sizable positive contribution came from a position in the China Properties Group, an initial public offering that began trading on the Hong Kong exchange on February 23, 2007.

          The positive effects of these holdings were partly offset by a number of positions that did not perform as anticipated. These included an underweight position, relative to the benchmark, in Equity Office Properties, and a position taken by the fund’s previous management team in Peoples Choice Financial, a subprime mortgage company that sought bankruptcy protection in March 2007; this position was eliminated during the period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $26,207 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Real Estate Securities Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$915.70		$ 2.63
Retirement Class	1,000.00	916.30		3.83
Retail Class	1,000.00	916.70		3.11

5% annual hypothetical return
Institutional Class	1,000.00	1,022.29	†	2.78
Retirement Class	1,000.00	1,021.02	†	4.05
Retail Class	1,000.00	1,021.78	†	3.29

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.55% for the Institutional Class, 0.80% for the Retirement Class and 0.65% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	19.88
$4 billion–$15 billion	50.22
Under $4 billion	29.90

Total	100.00

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	47

MANAGED ALLOCATION FUND II  STOCKS AND BONDS

INVESTMENT OBJECTIVE

The fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, foreign investment risks, interest-rate risk, credit risk, call risk, prepayment risk and extension risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIMIX
Retirement Class	TITRX
Retail Class	TIMRX
Fund net assets	$641.90 million
Portfolio turnover rate	13%

PORTFOLIO COMPOSITION

Fund	% of portfolio investments

Bond Plus Fund II	35.4
Large-Cap Growth Fund	24.8
Large-Cap Value Fund	23.3
International Equity Fund	12.3
Small-Cap Equity Fund	4.2

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Managed Allocation Fund II returned 14.68% for the Institutional Class, compared with the 13.09% gain of its benchmark, the Managed Allocation Composite Index, and the 12.89% average return of the fund’s peer group, the Morningstar Moderate Allocation category. The table below shows returns for all share classes of the fund.

Markets post solid gains despite a rocky road

For the period, the U.S. stock market, as measured by the Russell 3000® Index, rose 16.52%. Much of this gain occurred in the fourth quarter of 2006, when stocks climbed 7.12%, as short-term interest rates remained steady and oil prices fell. However, oil prices began to rise in the third quarter of 2007. In addition, problems within the U.S. subprime mortgage sector increasingly troubled both the world’s stock markets and the credit markets. To help stabilize the situation, the Federal Reserve trimmed the federal funds rate one half of a percentage point in September. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The markets stabilized, and U.S. stocks ended the first three quarters of 2007 up 8.77%.

          Internationally, U.S. investors benefited from a dollar that continued to weaken against other major currencies. The MSCI EAFE® Index, which tracks stocks in 21 developed nations outside North America, climbed 24.86% in dollar terms but only 14.21% in terms of local currencies. Although international stocks were affected by many of the same conditions as the U.S. equity and fixed-income markets, the EAFE’s dollar-denominated return topped that of the Russell 3000 in all four quarters of the period.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Managed Allocation Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	14.68%	11.19%
Retirement Class (inception: 3/31/2006)	14.27	10.87
Retail Class (inception: 3/31/2006)	14.47	11.14

Managed Allocation Composite Index*	13.09	11.00

Benchmark components (percentage of composite index):

Russell 3000 Index (48%)	16.52	12.61
Lehman Brothers
U.S. Aggregate Index (40%)	5.14	5.94
MSCI EAFE Index (12%)	24.86	19.51

Morningstar Moderate Allocation	12.89	10.11

*	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

48	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          As measured by the Lehman Brothers U.S. Aggregate Index, the broad investment-grade bond market gained 5.14% for the twelve months. Bonds dropped 0.52% in the second quarter of 2007 amid rising inflation and dimming hopes of a rate cut. However, they rose 2.84% in the third quarter after the Fed acted. For the twelve-month period, lower-rated, high-yield bonds rose 7.39%, while short-term bonds returned 5.67%.

Stock components propel the fund above its benchmark

The Managed Allocation Fund II topped its composite index for the period because three of its four underlying stock components, representing 60% of the fund’s portfolio on September 30, 2007, outperformed their respective benchmark indexes. The International Equity Fund surged 30.49%, more than five percentage points higher than its benchmark. The fund’s largest equity component, the Large-Cap Growth Fund, soared 24.97%, also beating its benchmark by over five percentage points. Only the Small-Cap Equity Fund trailed its index.

          These contributions were partly offset by the relative performance of the fund’s largest component, the Bond Plus Fund II, which lagged its benchmark.

          During the period, the Managed Allocation Fund II maintained a target allocation ratio of 60% equity securities to 40% fixed-income investments. The weightings of the fund’s composite benchmark also remained fixed.

          On September 30, 2007, the fund’s portfolio composition, shown on the facing page, differed slightly from its target allocation ratio and composite benchmark weightings, as it did at other times during the period, because of fluctuations in the market values of the securities in which the component funds invested.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $11,726 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark components and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Managed Allocation Fund II	Institutional Class		Retirement Class		Retail Class

Actual return
Starting fund
value (4/1/07)	$1,000.00		$1,000.00		$1,000.00
Ending fund
value (9/30/07)	1,062.00		1,060.30		1,060.40
Expenses paid*
(4/1/07–9/30/07)	0.00		1.29		0.00
Effective expenses paid†
(4/1/07–9/30/07)	1.75		3.04		1.75

5% annual
hypothetical return
Starting fund
value (4/1/07)	$1,000.00		$1,000.00		$1,000.00
Ending fund
value (9/30/07)	1,023.35	‡	1,022.08	‡	1,023.35	‡
Expenses paid*
(4/1/07–9/30/07)	0.00		1.27		0.00
Effective expenses paid†
(4/1/07–9/30/07)	1.72		2.99		1.72

*

“Expenses paid” shows the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month pro rata expense ratios for that period were 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.00% for the Retail Class. These expense ratios reflect a contractual agreement by the fund’s adviser to reimburse the fund for its direct expenses (except for the Retirement Class service fee) through April 30, 2008. Without this reimbursement, the fund’s expenses would have been higher.

†

“Effective expenses paid” shows the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half year. For that period, the annualized, weighted, average expense ratio of the underlying funds for the Institutional Class was 0.34%; that of the underlying funds for the Retirement Class was 0.59%; and that of the underlying funds for the Retail Class was 0.34%.

‡

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	49

BOND FUND  INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including index risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIBDX
Retirement Class	TIDRX
Retail Class	TIORX
Fund net assets	$1.63 billion
Number of issues	610
Portfolio turnover rate	189%
Average quality	Aa1
Option-adjusted duration	4.50 years
Average coupon	5.35%
Average yield to maturity	5.41%
Average maturity	6.69 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	34.8
U.S. Treasury securities	17.1
Corporate bonds	15.2
Asset-backed securities	13.4
U.S. agency securities	8.1
Foreign government and corporate bonds denominated in U.S. dollars	5.8
Short-term investments[a]	5.6

Total	100.0

[a]	Excludes $15.56 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Bond Fund returned 4.74% for the Institutional Class, compared with the 5.14% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 4.24% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

The Fed’s rate cut calms turbulent markets and boosts bond returns

During the first half of the reporting period, the economy grew at a moderate pace. Despite volatile oil prices, year-over-year inflation remained largely in check, and gross domestic product (GDP) rose at an annual rate of 2.5% during the fourth quarter of 2006 and 0.6% during the first quarter of 2007. With investors believing that the Federal Reserve would take no imminent action on interest rates, the broad bond market posted modest returns: 2.76% for the six-month period.

          The situation reversed, however, in the second quarter of 2007, as inflation spiked and GDP jumped 3.8%. Fearing a rate hike that would depress bond returns, investors sought higher performance elsewhere. Bond prices fell, and the Lehman index dropped 0.52%.

          The Federal Reserve had kept the federal funds rate at 5.25% since June 2006. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) However, concerns about falling housing prices and mounting defaults within the subprime lending markets came to a head in August 2007 and rocked the financial markets.

          In an effort to limit the effects of this turmoil on the broader economy, the Fed lowered the rate to 4.75% on September 18, 2007. Bonds rallied and produced a third-quarter return of 2.84%.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Bond Fund	1 year	5 years		since inception

Institutional Class (inception: 7/1/1999)*	4.74%	4.05%		5.98%
Lehman Brothers U.S. Aggregate Index†	5.14	4.13		6.02
Morningstar Intermediate-Term Bond	4.24	4.08		5.31

Retirement Class (inception: 3/31/2006)	4.43	3.96	‡	5.93	‡

Retail Class (inception: 3/31/2006)	4.68	3.99	‡	5.94	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

50	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Treasuries outpace other fixed-income securities

As concerns about credit and liquidity rose during June, July and August, bond investors flocked to the safety of U.S. Treasury notes; as a result, they were the top performers for the twelve months. As Treasury prices climbed, their yields fell. The 10-year Treasury yield dropped from 4.63% at the beginning of the period to 4.59% on September 30, 2007. The yield of the 2-year Treasury note followed suit, declining from 4.69% to 3.99%.

Sector weightings limit the fund’s return

Although the fund’s sector weightings varied frequently during the period, relative to the Lehman index, the net result was that the fund was underweighted in U.S. Treasuries and overweighted in mortgage- and asset-backed securities and corporate bonds, returns from which lagged Treasuries. The fund maintained its strategy of investing in high-quality securities—and avoiding riskier, higher-yielding bonds—but these traditionally “safe harbor” investments did not provide the usual level of protection within the extremely tumultuous environment of the third quarter because of investors’ prevailing preference for the even greater security of Treasuries.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1,1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $16,149 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Bond Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,020.90		$ 1.62
Retirement Class	1,000.00	1,019.30		2.98
Retail Class	1,000.00	1,021.10		2.12

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.45	†	1.62
Retirement Class	1,000.00	1,022.08	†	2.99
Retail Class	1,000.00	1,022.94	†	2.13

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.32% for the Institutional Class, 0.59% for the Retirement Class and 0.42% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	51

BOND PLUS FUND II  INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including company risk, foreign investment risks, index risk and illiquid security risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIBFX
Retirement Class	TCBRX
Retail Class	TCBPX
Fund net assets	$555.89 million
Number of issues	590
Portfolio turnover rate	137%
Average quality	Aa1
Option-adjusted duration	4.49 years
Average coupon	5.58%
Average yield to maturity	5.70%
Average maturity	6.90 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	40.0
Corporate bonds	21.7
Asset-backed securities	15.9
Foreign government and corporate bonds denominated in U.S. dollars	7.9
U.S. Treasury securities	5.6
U.S. agency securities	2.7
High-Yield Fund II	0.7
Preferred stock	0.1
Short-term investments[a]	5.4

Total	100.0

[a]	Excludes $5.96 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Bond Plus Fund II returned 4.16% for the Institutional Class, compared with the 5.14% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 4.24% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

The Fed’s rate cut calms turbulent markets and boosts bond returns

During the first half of the reporting period, the economy grew at a moderate pace. Despite volatile oil prices, year-over-year inflation remained largely in check, and gross domestic product (GDP) rose at an annual rate of 2.5% during the fourth quarter of 2006 and 0.6% during the first quarter of 2007. With investors believing that the Federal Reserve would take no imminent action on interest rates, the broad bond market posted modest returns: 2.76% for the six-month period.

          The situation reversed, however, in the second quarter of 2007, as inflation spiked and GDP jumped 3.8%. Fearing a rate hike that would depress bond returns, investors sought higher performance elsewhere. Bond prices fell, and the Lehman index dropped 0.52%.

          The Federal Reserve had kept the federal funds rate at 5.25% since June 2006. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) However, concerns about falling housing prices and mounting defaults within the subprime lending markets came to a head in August 2007 and rocked the financial markets.

          In an effort to limit the effects of this turmoil on the broader economy, the Fed lowered the rate to 4.75% on September 18, 2007. Bonds rallied and produced a third-quarter return of 2.84%.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Bond Plus Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	4.16%	5.21%
Retirement Class (inception: 3/31/2006)	4.01	5.06
Retail Class (inception: 3/31/2006)	4.09	5.12
Lehman Brothers U.S. Aggregate Index*	5.14	5.94
Morningstar Intermediate-Term Bond	4.24	5.09

*	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

52	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Treasuries outpace other fixed-income securities

As concerns about credit and liquidity rose during June, July and August, bond investors flocked to the safety of U.S. Treasury notes; as a result, they were the top performers for the twelve months. As Treasury prices climbed, their yields fell. The 10-year Treasury yield dropped from 4.63% at the beginning of the period to 4.59% on September 30, 2007. The yield of the 2-year Treasury note followed suit, declining from 4.69% to 3.99%.

Sector weightings limit the fund’s return

Although the fund’s sector weightings varied frequently during the period, relative to the Lehman index, the net result was that the fund was underweighted in U.S. Treasuries and overweighted in mortgage- and asset-backed securities and corporate bonds, returns from which lagged Treasuries. The fund maintained its strategy of investing primarily in high-quality securities, but these traditionally “safe harbor” investments did not provide the usual level of protection within the extremely tumultuous environment of the third quarter because of investors’ prevailing preference for the even greater security of Treasuries.

          The fund was also hurt by a small position in riskier, higher-yielding securities and by an investment in two issues of Washington Mutual, which did not perform as anticipated. The fund sold these two holdings in July.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,793 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Bond Plus Fund II	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,014.90		$ 1.76
Retirement Class	1,000.00	1,015.00		2.77
Retail Class	1,000.00	1,014.70		2.07

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.30	†	1.77
Retirement Class	1,000.00	1,022.29	†	2.78
Retail Class	1,000.00	1,022.99	†	2.08

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class, 0.55% for the Retirement Class and 0.41% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	53

SHORT-TERM BOND FUND II SHORT-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with preservation of capital.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TISIX
Retirement Class	TISRX
Retail Class	TCTRX
Fund net assets	$276.88 million
Number of issues	188
Portfolio turnover rate	82%
Average quality	Aa1
Option-adjusted duration	2.21 years
Average coupon	5.17%
Average yield to maturity	4.97%
Average maturity	2.49 years

PORTFOLIO COMPOSITION

% of portfolio investments

U.S. agency securities	27.7
U.S. Treasury securities	25.0
Corporate bonds	23.9
Asset-backed securities	12.6
Foreign government and corporate bonds denominated in U.S. dollars	4.9
Mortgage-backed securities and commercial mortgage-backed securities	3.6
Short-term investments[a]	2.3

Total	100.0

[a]	Excludes $1.65 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Short-Term Bond Fund II returned 4.87% for the Institutional Class, compared with the 5.67% gain of its benchmark, the Lehman Brothers U.S. Government/Credit (1-5 Year) Index, and the 4.35% average return of the fund’s peer group, the Morningstar Short-Term Bond category. The table below shows returns for all share classes of the fund.

The Fed’s rate cut calms turbulent markets and boosts bond returns

During the first half of the reporting period, the U.S. economy grew at a moderate pace. Gross domestic product (GDP) rose at an annual rate of 2.5% during the fourth quarter of 2006 and 0.6% during the first quarter of 2007. Despite volatile oil prices, year-over-year inflation remained largely in check. With investors believing that the Federal Reserve would take no imminent action on interest rates, the broad bond market, as measured by the Lehman Brothers U.S. Aggregate Index, posted a modest 2.76% return for the six-month period.

          The situation reversed, however, in the second quarter of 2007, as inflation spiked and GDP jumped 3.8%. Fearing an interest-rate hike that would depress bond returns, many investors sought higher performance elsewhere. Bond prices fell, and the broad Lehman index dropped 0.52%.

          The Federal Reserve had kept the federal funds rate at 5.25% since June 2006. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) However, concerns about falling housing prices and mounting defaults within the subprime lending markets came to a head in August 2007 and rocked the financial markets.

          In an effort to limit the effects of this turmoil on the broader economy, the Fed lowered the federal funds rate to 4.75% on September 18, 2007. Bonds

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Short-Term Bond Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	4.87%	5.16%
Retirement Class (inception: 3/31/2006)	4.63	4.94
Retail Class (inception: 3/31/2006)	4.86	5.09
Lehman Brothers U.S. Government/Credit (1–5 Year) Index*	5.67	5.83
Morningstar Short-Term Bond	4.35	4.59

*	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

54	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

rallied, with the broad Lehman index and the fund’s short-term benchmark producing third-quarter gains of 2.84% and 2.63%, respectively.

Longer-dated Treasuries offer investors extra payoff

As credit and liquidity concerns rose during the third quarter, many bond investors sought the relative safety of U.S. Treasury notes. As Treasury prices climbed, their yields fell. The 5-year Treasury yield dropped from 4.58% at the beginning of the period to 4.25% on September 30, 2007. The yield on the 2-year Treasury note fell from 4.69% to 3.99%.

Sector weightings limit the fund’s return

Although the fund’s sector weightings varied frequently during the period, relative to its benchmark, the net result was that the fund was underweighted in U.S. Treasuries and overweighted in mortgage- and asset-backed securities and corporate bonds, returns from which lagged Treasuries. The fund’s return was also negatively affected by a small position in riskier, higher-yielding securities, which were issued by Washington Mutual and did not perform as anticipated. These holdings were liquidated in July.

          The fund continued its strategy of investing primarily in high-quality securities. However, these traditional “safe havens” did not provide the usual level of protection within the extremely tumultuous environment of the third quarter because of investors’ prevailing preference for the even greater security of Treasuries.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,784 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Short-Term Bond Fund II	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,022.90		$ 1.52
Retirement Class	1,000.00	1,021.30		2.53
Retail Class	1,000.00	1,022.80		1.72

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.55	†	1.52
Retirement Class	1,000.00	1,022.54	†	2.53
Retail Class	1,000.00	1,023.35	†	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.30% for the Institutional Class, 0.50% for the Retirement Class and 0.34% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement continues through April 30, 2008, and the voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	55

HIGH-YIELD FUND II  HIGH-YIELD SECURITIES

INVESTMENT OBJECTIVE

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including illiquid security risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIHYX
Retirement Class	TIHRX
Retail Class	TIYRX
Fund net assets	$388.03 million
Number of issues	201
Portfolio turnover rate	43%
Average quality	B1
Option-adjusted duration	4.24 years
Average coupon	7.57%
Average yield to maturity	7.84%
Average maturity	6.90 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	5.5
1–3 years	4.1
3–5 years	14.0
5–10 years	69.4
Greater than 10 years	7.0

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments

Ba/BB	38.9
B/B	51.0
Below B/B	4.6
Short-term investments[a]	5.5

Total	100.0

[a]	Excludes $37.86 million of securities lending collateral

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The High-Yield Fund II returned 7.66% for the Institutional Class, compared with the 7.39% gain of its benchmark, the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, and the 7.08% average return of the fund’s peer group, the Morningstar High-Yield Bond category. The table below shows returns for all share classes of the fund.

Despite a drop in July, high-yield bonds post a solid return

For the twelve-month period, the return of the U.S. high-yield bond market was more than two percentage points greater than the 5.14% return of investment-grade bonds, as measured by the Lehman Brothers U.S. Aggregate Index.

          The Merrill Lynch index that serves as the fund’s benchmark returned 6.31% for the first six months of the period, but gave back part of that in a 2.64% decline during the month of July. The high-yield market then rebounded, with a 1.44% gain in the benchmark in August and another 2.24% advance in September.

          As of September 30, 2007, the benchmark produced an average annual return of 10.82% during the previous five years—more than double the 4.13% average annual return of the Lehman aggregate index but substantially less than the 16.17% average annual return of the broad U.S. stock market, as measured by the Russell 3000® Index.

          Despite the turmoil in the credit markets during the third quarter of 2007, the default rate among U.S. high-yield issuers declined during the period, from 2.04% at the beginning of October 2006 to 1.22% at the end of September 2007.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

High-Yield Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	7.66%	7.00%
Retirement Class (inception: 3/31/2006)	7.61	6.75
Retail Class (inception: 3/31/2006)	7.76	7.00
Merrill Lynch BB/B Cash Pay Issuer Constrained Index*	7.39	7.04
Morningstar High-Yield Bond	7.08	6.89

*	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect any applicable redemption fees, or taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

56	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

Lower-quality bonds retain market leadership

For the twelve-month period, C to CCC+ bonds, which are among the lowest rated, produced a return of 8.65%. In contrast, B-rated bonds returned 8.07%, while the higher-rated BB bonds of the fund’s benchmark returned 6.72%.

          The fund generally concentrates its holdings in B or BB bonds because they provide more attractive risk-adjusted return potential to long-term investors than do lower-rated securities. The table on the facing page shows the credit quality of the portfolio’s holdings as of September 30, 2007.

Sector and security choices lift the fund’s return

The fund outpaced its benchmark for the period on the strength of successful overweight positions in the chemicals sector, which outperformed the overall index, and in numerous individual securities. The chemicals holdings included Lyondell, Koppers, Hercules and Mosaic.

          Other security selections that succeeded included Avis and United Rentals in the support services sector and GameStop and Michaels Stores, an arts and crafts retailer, in the non-food and drug retail sector.

          Overweight positions in steel distributor Ryerson, satellite services provider Intelsat and book distributor Baker & Taylor also made positive contributions to the fund’s performance relative to the benchmark during the twelve-month period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $11,070 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

High-Yield Fund II	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,010.90		$ 2.46
Retirement Class	1,000.00	1,011.00		3.02
Retail Class	1,000.00	1,010.50		2.36

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.59	†	2.48
Retirement Class	1,000.00	1,022.03	†	3.04
Retail Class	1,000.00	1,022.69	†	2.38

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.49% for the Institutional Class, 0.60% for the Retirement Class and 0.47% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee, which became effective on October 16, 2007.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	57

TAX-EXEMPT BOND FUND II  TAX-EXEMPT BONDS

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including tax risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TITIX
Retail Class	TIXRX
Fund net assets	$255.40 million
Number of issues	208
Portfolio turnover rate	48%
Average quality	AA
Option-adjusted duration	6.32 years
Average coupon	5.29%
Average yield to maturity	4.01%
Average maturity	8.50 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	0.3
1–3 years	2.7
3–5 years	4.8
5–10 years	66.9
Greater than 10 years	25.3

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments

Aaa/AAA	64.0
Aa/AA	16.8
A/A	5.7
Baa/BBB	11.5
Ba/BB	1.5
B/B	0.2
Short-term investments	0.3

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Tax-Exempt Bond Fund II returned 3.21% for the Institutional Class, compared with the 3.45% gain of its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and the 2.39% average return of the fund’s peer group, the Morningstar Municipal National Intermediate category. The table below shows returns for all share classes of the fund.

Municipal curve steepens in the wake of interest-rate cut

In response to rising default levels within the subprime mortgage market and tightening credit conditions, the Federal Reserve lowered the federal funds rate by half a percentage point on September 18, 2007, to 4.75%. The rate had remained at 5.25% since June 30, 2006. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

          In reaction to the Fed’s decision to cut the short-term rate, the slope of the municipal curve steepened during the third quarter of 2007. Entering the quarter, the spread between 1-year and 30-year bond yields was approximately 0.85 of a percentage point; it ended the period at 1.05 percentage points. Shorter-term rates fell between 0.25 and 0.35 of a point, while rates for maturities of 20 years or longer declined only 0.10 of a point for the period.

Municipal bond issuance increases on higher refunding activity

With tax revenues up and interest rates stable, states and municipalities issued a record $40.8 billion in bonds during the first quarter of 2007—nearly 50% higher than during the first quarter of 2006 and the largest first-quarter volume ever recorded.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Tax-Exempt Bond Fund II	1 year	since inception

Institutional Class (inception: 3/31/2006)	3.21%	4.73%
Retail Class (inception: 3/31/2006)	3.16	4.64
Lehman Brothers 10-Year Municipal Bond Index*	3.45	4.91
Morningstar Municipal National Intermediate	2.39	3.59

*	For a description of the fund’s benchmark, please see page 4.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

58	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          Through the first nine months of 2007, new issuance stood at approximately $323 billion—a 21% increase over the $267 billion issued for all of 2006. This put the rate of issuance on track with that of 2005, when a record $408 billion in municipal bonds was issued. The majority of the increase during 2007 resulted from a sharp rise in refunding activity during a stable interest-rate environment. The largest issuers were California ($52 billion), Texas ($32 billion) and Florida ($24 billion).

Emphasis on higher quality helps the fund rebound in the third quarter

During the twelve-month period, the fund lagged its benchmark slightly because of the fund’s continued emphasis on higher-grade securities. These underperformed the overall tax-exempt market for most of the reporting period, while higher-yielding, lower-grade industrial, health care, resource recovery and tobacco bonds outperformed.

          Beginning in late June, bond investors fled more volatile, lower-grade issues in favor of the relative safety of higher-grade bonds in the face of an increasingly unpredictable market environment. The fund benefited from this flight to quality, and its performance improved significantly versus the benchmark during the third quarter of 2007.

          The fund also benefited from keeping a slightly shorter duration relative to the benchmark and gained enough ground versus the index to offset most of the effects of expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would have grown to $10,718 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Tax-Exempt Bond Fund II	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,016.20		$ 1.76
Retail Class	1,000.00	1,016.00		1.97

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.30	†	1.77
Retail Class	1,000.00	1,023.10	†	1.97

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class and 0.39% for the Retail Class. The expense ratios of the Institutional and Retail classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement continues through April 30, 2008, and the voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of these share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	59

INFLATION-LINKED BOND FUND INFLATION-PROTECTED BONDS

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk—the fund is subject to special risks, including the risks of inflation-indexed bonds and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TIILX
Retirement Class	TIKRX
Retail Class	TCILX
Fund net assets	$513.53 million
Number of issues	24
Portfolio turnover rate	26%
Average yield to maturity	4.53%
Average quality	AAA
Option-adjusted duration	7.88 years
Average coupon	2.52%
Average maturity	9.51 years

HOLDINGS BY MATURITY

% of portfolio investments

1–10-year bonds	71.1
10–20-year bonds	14.5
Over-20-year bonds	13.8
Short-term investments	0.6

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Inflation-Linked Bond Fund returned 4.51% for the Institutional Class, compared with the 4.98% gain of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, and the 3.99% average return of the fund’s peer group, the Morningstar Inflation-Protected Bond category. The table below shows returns for all share classes of the fund.

The Fed cuts the short-term interest rate

After keeping the federal funds rate at 5.25% since June 2006, the Federal Reserve lowered it to 4.75% on September 18, 2007. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Fed’s action came after a volatile summer in which continued fallout from the subprime lending crisis, coupled with declining home prices, sparked concern about the health of the overall U.S. economy.

          In lowering the short-term rate, the Fed concluded that tight credit conditions posed a greater threat to the U.S. economy than did inflation. Year-over-year inflation, as measured by the Consumer Price Index, increased 2% in August, compared with 2.7% in June.

TIPS endure a bumpy ride but finish strong

During the fourth quarter of 2006, TIPS struggled, losing 1.29%. Lower oil prices dampened demand for this asset class, and investors sold securities ahead of the auctions in October 2006 and January 2007. In the first quarter of 2007, demand for TIPS rebounded as rising oil prices stoked fears of higher overall inflation; the benchmark gained 2.51%.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Inflation-Linked Bond Fund	1 year	since inception

Institutional Class (inception: 10/1/2002)*	4.51%	5.22%
Retail Class (inception: 10/1/2002)*	4.35	5.08
Lehman Brothers U.S. Treasury Inflation-Protected Securities Index†	4.98	5.46
Morningstar Inflation-Protected Bond	3.99	4.44

Retirement Class (inception: 3/31/2006)	4.29	5.20	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	For a description of the fund’s benchmark, please see page 4.

‡

The performance shown for the Retirement Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement Class. If those higher expenses had been reflected, the performance of the Retirement Class shown for these periods would have been lower.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

60	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

          In the second quarter of 2007, long-term interest rates rose, and bond prices fell. TIPS declined along with other U.S. fixed-income markets, losing 0.76%. In the third quarter of 2007, TIPS rallied, buoyed by a flight to quality from other credit markets and by oil prices that soared above $83 per barrel. TIPS returned 4.54% for the third quarter.

          For the twelve-month period, the solid gain for TIPS was only slightly below the 5.14% return of the broad investment-grade bond market, as measured by the Lehman Brothers U.S. Aggregate Index. For the five years ended September 30, 2007, TIPS produced an average annual return of 5.35%, topping the 4.13% average annual return of the Lehman aggregate index.

The fund outperforms its peers but lags the benchmark

The fund’s return was superior to the average return of similar inflation-linked bond funds. However, the fund underperformed the TIPS index, primarily because the fund’s return includes a deduction for expenses, while the benchmark’s return does not.

          Throughout the twelve-month period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—at or slightly below the benchmark’s. This strategy was used to help the fund more closely track the performance of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would have grown to $12,900 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Inflation-Linked Bond Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,034.30		$ 1.78
Retirement Class	1,000.00	1,033.10		2.80
Retail Class	1,000.00	1,034.10		2.44

5% annual
hypothetical return
Institutional Class	1,000.00	1,023.30	†	1.77
Retirement Class	1,000.00	1,022.29	†	2.78
Retail Class	1,000.00	1,022.64	†	2.43

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.35% for the Institutional Class, 0.55% for the Retirement Class and 0.48% for the Retail Class. The expense ratios of all three share classes reflect a contractual agreement by the fund’s adviser to reimburse the fund for certain expenses through April 30, 2008. Without this reimbursement, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	61

MONEY MARKET FUND CASH EQUIVALENTS

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

INVESTMENT RISKS

The fund is subject to current income risk, market risk, company risk, income volatility risk, interest-rate risk, prepayment risk, extension risk and foreign investment risks. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TCIXX
Retirement Class	TIEXX
Retail Class	TIRXX
Fund net assets	$1.37 billion

NET ANNUALIZED YIELD (for the 7 days ended 9/25/2007)

	Current yield	Effective yield

Money Market Fund
Institutional Class	5.22%	5.35%
Retirement Class	5.17	5.31
Retail Class	4.82	4.94
iMoneyNet Money Fund
Report Averages—
All Taxable	4.54	4.65

The current yield more closely reflects current earnings than does the total return.

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	80.4
U.S. agency securities	6.4
Certificates of deposit	5.8
Floating-rate securities	3.0
Banker’s acceptances	2.6
Bank notes	1.8

Total	100.0

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

The Money Market Fund returned 5.37% for the Institutional Class, compared with the 4.82% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The table below shows returns for all share classes of the fund.

The Fed trims the short-term interest rate

During the first half of the period, the economy grew moderately. Gross domestic product (GDP) rose at an annual rate of 2.5% during the fourth quarter of 2006 and 0.6% during the first quarter of 2007. Despite volatile oil prices, year-over-year inflation remained largely in check.

          Conditions changed in the second half of the period. GDP jumped 3.8% in the second quarter. Oil prices surpassed $70 a barrel in July, rising to nearly $84 a barrel in mid-September, and the Consumer Price Index was 2.8% higher than it had been in September 2006. At the same time, a cooling housing market and mounting defaults in subprime mortgages rattled investors, as the extent to which lenders were invested in these riskier debt securities became widely known.

          For most of the period, the federal funds rate stood at 5.25%, where it had been since June 2006. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) On September 18, 2007, the Federal Reserve lowered the rate to 4.75% in an effort to limit the effects of the recent market turbulence on the broader economy.

LIBOR remains steady, then falls

For the first three quarters of the period, yields on the one-month LIBOR hovered around 5.32%, reflecting the belief that the Fed would leave the short-term

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Money Market Fund	1 year	5 years		since inception

Institutional Class (inception: 7/1/1999)*	5.37%	3.01%		3.58%
iMoneyNet Money Fund Report Averages—All Taxable	4.82	2.48		3.07	†

Retirement Class (inception: 3/31/2006)	5.12	2.94	‡	3.53	‡
Retail Class (inception: 3/31/2006)	5.25	2.98	‡	3.56	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†	Since 6/30/1999, the date closest to the inception date of the Institutional Class for which iMoneyNet returns are calculated.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

The returns above and in the graph show past performance, which is no guarantee of future results, and do not reflect the taxes that an Institutional or Retail Class shareholder would pay on fund distributions or the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

62	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

rate unchanged in the near term. (The LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) Yields on twelve-month issues ranged within a relatively tight 5.11% to 5.51% range.

          In August, however, as credit and liquidity concerns peaked, the yield on the one-month LIBOR rose steeply and in September reached a high of 5.82%. After the Fed rate cut, the one-month yield dropped, ending the period at 5.12%. The yield on the twelve-month LIBOR also fell, to 4.90%.

The fund benefits from its high-quality portfolio

To limit risk, the fund invests only in top-tier money market securities and did not hold any subprime issues during the twelve-month period. The fund invested heavily in the commercial paper of blue-chip companies, such as IBM and Coca-Cola. It avoided other commercial paper due to credit concerns.

          Commercial paper rose to 80.4% of the portfolio, from 74.6% twelve months earlier. U.S. agency securities dropped to 6.4% from 15.5%, and floating-rate securities fell to 3% from 4.6%. Certificates of deposit increased to 5.8% from 5.3%. The rest of the portfolio was divided between banker’s acceptances (2.6%) and bank notes (1.8%).

          On September 30, 2007, foreign securities made up 18.1% of the fund’s total portfolio investments.

          During the twelve-month period, the fund’s weighted average maturity fluctuated between 36 and 52 days. On September 25, 2007, it stood at 50 days, versus 40 days for the average iMoneyNet fund.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would have grown to $13,364 as of September 30, 2007, including reinvestment of dividends and distributions. The iMoneyNet performance shown is from June 30, 1999, the date closest to the inception of the Institutional Class for which iMoneyNet returns are calculated.

EXPENSE EXAMPLE

Six months ended September 30, 2007

Money Market Fund	Starting fund value (4/1/07)	Ending fund value (9/30/07)		Expenses paid* (4/1/07– 9/30/07)

Actual return
Institutional Class	$1,000.00	$1,026.60		$ 0.71
Retirement Class	1,000.00	1,025.40		1.77
Retail Class	1,000.00	1,025.90		1.27

5% annual
hypothetical return
Institutional Class	1,000.00	1,024.36	†	0.71
Retirement Class	1,000.00	1,023.30	†	1.77
Retail Class	1,000.00	1,023.80	†	1.27

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. The fund’s annualized six-month expense ratio for that period is 0.14% for the Institutional Class, 0.35% for the Retirement Class and 0.25% for the Retail Class. The expense ratios of all three share classes reflect voluntary and contractual agreements by the fund’s adviser to reimburse the fund for certain expenses. The contractual reimbursement continues through April 30, 2008, and the voluntary reimbursement may be discontinued at any time. Without these reimbursements, the expenses of all three share classes would have been higher.

†

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 5.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
17,600		Nintendo Co Ltd	$9,162,756	2.80%

			9,162,756	2.80

APPAREL AND ACCESSORY STORES e			4,005,382	1.22

BUSINESS SERVICES
154,618	*	Adobe Systems, Inc	6,750,622	2.06
51,197	e	DST Systems, Inc	4,393,215	1.34
133,267		eBay, Inc	5,200,078	1.59
56,404	*	Electronic Arts, Inc	3,158,060	0.96
443,154		Experian Group Ltd	4,687,589	1.43
16,507	*	Google, Inc (Class A)	9,363,926	2.86
194,068	e	Intuit, Inc	5,880,260	1.79
124,131		Omnicom Group, Inc	5,969,460	1.82
146,563		Oracle Corp	3,173,089	0.97
	e*	Other	5,573,316	1.70

			54,149,615	16.52

CHEMICALS AND ALLIED PRODUCTS
86,001		Abbott Laboratories	4,611,374	1.41
72,181		Air Products & Chemicals, Inc	7,056,415	2.15
88,031		Colgate-Palmolive Co	6,278,371	1.92
76,049		Genentech, Inc	5,933,343	1.81
139,658	*	Gilead Sciences, Inc	5,707,822	1.74
66,349		Merck & Co, Inc	3,429,580	1.05
113,425		Monsanto Co	9,725,060	2.97
201,776		Schering-Plough Corp	6,382,175	1.95
142,650		Teva Pharmaceutical Industries Ltd (ADR)	6,343,645	1.93
	e*	Other	4,233,712	1.29

			59,701,497	18.22

COMMUNICATIONS
72,063		AT&T, Inc	3,048,986	0.93
56,234	e	NII Holdings, Inc	4,619,623	1.41

			7,668,609	2.34

EATING AND DRINKING PLACES
55,444		McDonald’s Corp	3,020,035	0.92

			3,020,035	0.92

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
39,221	*	Apple Computer, Inc	6,021,992	1.84
296,043	*	Cisco Systems, Inc	9,801,984	2.99
286,940		Intel Corp	7,420,268	2.26
185,376		Qualcomm, Inc	7,833,990	2.39
86,333		Research In Motion Ltd	8,508,117	2.60
	e*	Other	3,815,343	1.16

			43,401,694	13.24

ENGINEERING AND MANAGEMENT SERVICES
73,771	*	Celgene Corp	5,260,610	1.60

			5,260,610	1.60

FABRICATED METAL PRODUCTS			2,162,546	0.66

Shares		Company	Value	% of net assets

GENERAL MERCHANDISE STORES
143,912		TJX Cos, Inc	$4,183,522	1.28%
70,481		Wal-Mart Stores, Inc	3,076,496	0.94

			7,260,018	2.22

HOLDING AND OTHER INVESTMENT OFFICES
96,946		iShares Russell 1000 Growth Index Fund	5,984,477	1.83

			5,984,477	1.83

HOTELS AND OTHER LODGING PLACES
54,896	*	MGM Mirage	4,909,898	1.50
		Other	2,302,607	0.70

			7,212,505	2.20

INDUSTRIAL MACHINERY AND EQUIPMENT
100,741		Hewlett-Packard Co	5,015,894	1.53
126,102		International Game Technology	5,434,996	1.66
	m,v*	Other	1,772,728	0.54

			12,223,618	3.73

INSTRUMENTS AND RELATED PRODUCTS
42,614		Alcon, Inc	6,133,007	1.87
161,535		Emerson Electric Co	8,596,893	2.62
100,801		Medtronic, Inc	5,686,184	1.73
52,667	*	Thermo Electron Corp	3,039,939	0.93
	e*	Other	5,038,508	1.54

			28,494,531	8.69

INSURANCE CARRIERS
107,116		Aflac, Inc	6,109,897	1.86
		Other	1,767,682	0.54

			7,877,579	2.40

MISCELLANEOUS RETAIL
289,976		CVS Corp	11,491,749	3.50
	e*	Other	1,698,683	0.52

			13,190,432	4.02

MOTION PICTURES
138,590		News Corp (Class A)	3,047,594	0.93

			3,047,594	0.93

NONDEPOSITORY INSTITUTIONS			2,754,161	0.84

OIL AND GAS EXTRACTION
33,812	e	Baker Hughes, Inc	3,055,590	0.93
66,564		Weatherford International Ltd	4,471,770	1.37
	*	Other	3,639,660	1.11

			11,167,020	3.41

PAPER AND ALLIED PRODUCTS
48,958		Anglo American plc	3,294,518	1.01
	*	Other	139,474	0.04

			3,433,992	1.05

64	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

PETROLEUM AND COAL PRODUCTS
36,405		Devon Energy Corp	$3,028,896	0.93%
36,008		Suncor Energy, Inc	3,413,918	1.04

			6,442,814	1.97

SECURITY AND COMMODITY BROKERS
14,062		CME Group, Inc	8,259,316	2.52
268,455		Charles Schwab Corp	5,798,628	1.77
	e*	Other	4,040,672	1.23

			18,098,616	5.52

TRANSPORTATION EQUIPMENT
43,402		Boeing Co	4,556,776	1.39
	*	Other	3,703,249	1.13

			8,260,025	2.52

WATER TRANSPORTATION
81,954	e	Royal Caribbean Cruises Ltd	3,198,665	0.98

			3,198,665	0.98

		TOTAL COMMON STOCKS
		(Cost $294,111,678)	327,178,791	99.83

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
16,378,157	State Street Navigator Securities Lending
	Prime Portfolio	$16,378,157	5.00%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,378,157)	16,378,157	5.00

	TOTAL PORTFOLIO
	(Cost $310,489,835)	343,556,948	104.83%
	OTHER ASSETS & LIABILITIES, NET	(15,817,893)	(4.83)

	NET ASSETS	$327,739,055	100.00%

*	Non-income producing

e	All or a portion of these securities are out on loan

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$21,588,939	2.28%

APPAREL AND ACCESSORY STORES e*			6,992,911	0.74

APPAREL AND OTHER TEXTILE PRODUCTS e*			1,278,679	0.14

BUILDING MATERIALS AND GARDEN SUPPLIES			3,724,534	0.39

BUSINESS SERVICES
15,156	e*	Google, Inc (Class A)	8,597,544	0.91
552,578		Microsoft Corp	16,278,948	1.72
	e*	Other	25,786,713	2.73

			50,663,205	5.36

CHEMICALS AND ALLIED PRODUCTS
223,827		Abbott Laboratories	12,001,604	1.27
98,473	e	Air Products & Chemicals, Inc	9,626,720	1.02
108,742		Colgate-Palmolive Co	7,755,479	0.82
213,390	*	Gilead Sciences, Inc	8,721,249	0.92
310,442		Merck & Co, Inc	16,046,747	1.70
93,403		Monsanto Co	8,008,373	0.85
156,674		Procter & Gamble Co	11,020,449	1.17
277,604	e	Schering-Plough Corp	8,780,615	0.93
	e*	Other	36,403,887	3.84

			118,365,123	12.52

COMMUNICATIONS
206,286		AT&T, Inc	8,727,961	0.92
264,829	e	Verizon Communications, Inc	11,726,628	1.24
	e*	Other	8,484,342	0.90

			28,938,931	3.06

DEPOSITORY INSTITUTIONS
177,301		Bank of America Corp	8,912,921	0.94
350,857		Citigroup, Inc	16,374,496	1.73
301,689		JPMorgan Chase & Co	13,823,390	1.46
132,562	e	Northern Trust Corp	8,784,884	0.93
96,684		SunTrust Banks, Inc	7,316,078	0.77
422,221		Wells Fargo & Co	15,039,512	1.59
	e	Other	7,153,908	0.77

			77,405,189	8.19

EATING AND DRINKING PLACES
142,052		McDonald’s Corp	7,737,572	0.82
	e*	Other	7,479,492	0.79

			15,217,064	1.61

ELECTRIC, GAS, AND SANITARY SERVICES
86,830	e	Constellation Energy Group, Inc	7,449,146	0.79
	e*	Other	19,382,493	2.05

			26,831,639	2.84

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
78,252	*	Apple Computer, Inc	$12,014,812	1.27%
681,362	*	Cisco Systems, Inc	22,559,896	2.39
152,075		Honeywell International, Inc	9,043,900	0.96
563,386		Intel Corp	14,569,162	1.54
224,387		Qualcomm, Inc	9,482,595	1.00
	e*	Other	29,554,869	3.13

			97,225,234	10.29

FOOD AND KINDRED PRODUCTS
153,546		Coca-Cola Co	8,824,289	0.93
193,604		PepsiCo, Inc	14,183,429	1.50
		Other	15,157,971	1.61

			38,165,689	4.04

GENERAL BUILDING CONTRACTORS			2,431,461	0.26

GENERAL MERCHANDISE STORES
111,339	e	Target Corp	7,077,820	0.75
		Other	8,249,861	0.87

			15,327,681	1.62

HEALTH SERVICES
85,842	*	Medco Health Solutions, Inc	7,759,258	0.82

			7,759,258	0.82

HOLDING AND OTHER INVESTMENT OFFICES
109,669	e	SPDR Trust Series 1	16,733,296	1.77
	e	Other	4,302,061	0.46

			21,035,357	2.23

HOTELS AND OTHER LODGING PLACES e			7,728,072	0.82

INDUSTRIAL MACHINERY AND EQUIPMENT
34,208		Alstom RGPT	6,954,376	0.74
57,516	e	Deere & Co	8,536,525	0.90
652,212		General Electric Co	27,001,577	2.86
356,200		Hewlett-Packard Co	17,735,198	1.88
88,293		International Business Machines Corp	10,400,915	1.10
	e,m,v*	Other	2,916,198	0.30

			73,544,789	7.78

INSTRUMENTS AND RELATED PRODUCTS
211,705		Emerson Electric Co	11,266,940	1.19
164,750		Johnson & Johnson	10,824,075	1.14
170,507	e	Medtronic, Inc	9,618,300	1.02
	e*	Other	17,911,562	1.90

			49,620,877	5.25

INSURANCE AGENTS, BROKERS AND SERVICE			4,184,186	0.44

INSURANCE CARRIERS
172,441		ACE Ltd	10,444,751	1.10
137,794		Aflac, Inc	7,859,770	0.83
203,497		American International Group, Inc	13,766,572	1.46
		Other	6,571,771	0.70

			38,642,864	4.09

66	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH & INCOME FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL e			$4,348,739	0.46%

MOTION PICTURES e*			12,661,785	1.34

NONDEPOSITORY INSTITUTIONS
154,368		Fannie Mae	9,387,118	0.99
		Other	9,731,385	1.03

			19,118,503	2.02

OIL AND GAS EXTRACTION
147,474		Schlumberger Ltd	15,484,770	1.64
	e*	Other	21,278,268	2.25

			36,763,038	3.89

PAPER AND ALLIED PRODUCTS			6,729,812	0.71

PETROLEUM AND COAL PRODUCTS
129,310		Devon Energy Corp	10,758,592	1.14
413,982	e	Exxon Mobil Corp	38,318,174	4.05
	e	Other	11,555,602	1.22

			60,632,368	6.41

REAL ESTATE			1,686,780	0.18

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			6,176,026	0.65

SECURITY AND COMMODITY BROKERS
171,969	e	Morgan Stanley	10,834,047	1.15
	e	Other	9,290,756	0.98

			20,124,803	2.13

STONE, CLAY, AND GLASS PRODUCTS			2,771,185	0.29

TOBACCO PRODUCTS
301,500		Altria Group, Inc	20,963,295	2.22

			20,963,295	2.22

TRANSPORTATION EQUIPMENT
130,714		Boeing Co	13,723,664	1.45
110,870		Raytheon Co	7,075,723	0.75
	e	Other	15,495,598	1.64

			36,294,985	3.84

TRUCKING AND WAREHOUSING			1,791,435	0.19

WATER TRANSPORTATION			1,366,951	0.14

WHOLESALE TRADE-NONDURABLE GOODS			2,415,517	0.26

		TOTAL COMMON STOCKS
		(Cost $739,905,058)	940,516,904	99.50

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES †		$1,229,590	0.13%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
129,551,373	State Street Navigator Securities Lending
	Prime Portfolio	129,551,373	13.71

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $130,781,373)	130,780,963	13.84

	TOTAL PORTFOLIO
	(Cost $870,686,431)	1,071,297,867	113.34
	OTHER ASSETS & LIABILITIES, NET	(126,063,374)	(13.34)

	NET ASSETS	$945,234,493	100.00%

*	Non-income producing.

†	Notes mature 10/01/07.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid

v	Security valued a fair value.

ABBREVIATION:

SPDR - Standard & Poor’s Depository Receipts

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
42,400		Nintendo Co Ltd	$22,073,913	0.87%

			22,073,913	0.87

AUTO REPAIR, SERVICES AND PARKING
800,600		NOK Corp	17,146,006	0.67

			17,146,006	0.67

BUSINESS SERVICES
803,857		Adecco S.A.	47,537,517	1.86
1,652,716		WPP Group plc	22,385,179	0.88
		Other	1,185,670	0.05

			71,108,366	2.79

CHEMICALS AND ALLIED PRODUCTS
2,557,400	e	Daiichi Sankyo Co Ltd	76,812,171	3.01
837,404		Reckitt Benckiser plc	49,206,651	1.93
113,022,000	e	Sinochem Hong Kong Holding Ltd	88,831,714	3.48
251,470		Syngenta AG.	54,214,275	2.13
		Other	2,740,515	0.11

			271,805,326	10.66

COAL MINING
11,931,000		China Coal Energy Co	35,452,974	1.39

			35,452,974	1.39

COMMUNICATIONS			19,463,079	0.76

DEPOSITORY INSTITUTIONS
326,786		Julius Baer Holding AG.	24,433,516	0.96
2,557		Mizuho Financial Group. Inc	14,580,899	0.57
64,517		Societe Generale	10,826,278	0.42
2,289,552		UBS A.G.	123,105,824	4.83
	e*	Other	27,992,953	1.10

			200,939,470	7.88

ELECTRIC, GAS, AND SANITARY SERVICES
1,563,088		Fortum Oyj	57,371,252	2.25
		Other	12,231,903	0.48

			69,603,155	2.73

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
459,680		Hoya Corp	15,687,508	0.62
245,165	*	SGL Carbon AG.	14,053,577	0.55
558,000	e	TDK Corp	48,967,397	1.92
		Other	3,721,387	0.14

			82,429,869	3.23

ENGINEERING AND MANAGEMENT SERVICES
483,472		GEA Group AG.	17,007,592	0.67

			17,007,592	0.67

FOOD AND KINDRED PRODUCTS
538,031		Groupe Danone	42,349,543	1.66

			42,349,543	1.66

Shares		Company	Value	% of net assets

FOOD STORES
1,628,951	e	Carrefour S.A.	$114,118,785	4.48%
		Other	2,117,386	0.08

			116,236,171	4.56

HEAVY CONSTRUCTION, EXCEPT BUILDING
809,336		Vinci S.A.	63,231,359	2.48

			63,231,359	2.48

HOLDING AND OTHER INVESTMENT OFFICES
4,164,191		Ashmore Group plc	24,707,738	0.97
3,413,000		Japan Asia Investment Co Ltd	16,877,064	0.66
4,125,607		Man Group plc	46,720,752	1.83
		Other	1,649,504	0.07

			89,955,058	3.53

HOTELS AND OTHER LODGING PLACES
725,838		Accor S.A.	64,439,353	2.53

			64,439,353	2.53

INDUSTRIAL MACHINERY AND EQUIPMENT
489,392	e	Krones AG.	39,581,791	1.55
255,808		Rheinmetall AG.	20,321,213	0.80
	e	Other	17,260,397	0.68

			77,163,401	3.03

INSTRUMENTS AND RELATED PRODUCTS
759,027		Phonak Holding AG.	76,147,179	2.99
235,328		Tecan Group AG.	15,159,631	0.59

			91,306,810	3.58

INSURANCE CARRIERS
49,740		Zurich Financial Services AG.	14,920,932	0.58

			14,920,932	0.58

METAL MINING
269,421		MMC Norilsk Nickel (ADR)	73,282,512	2.87
	e	Other	8,380,810	0.33

			81,663,322	3.20

MISCELLANEOUS RETAIL			2,048,955	0.08

NONDEPOSITORY INSTITUTIONS
308,599		Deutsche Postbank AG.	22,657,905	0.89
1,812,817		Tullett Prebon plc	16,004,389	0.63

			38,662,294	1.52

OIL AND GAS EXTRACTION
34,374	*	Compagnie Generale de Geophysique S.A.	11,231,876	0.44
448,083		Saipem S.p.A.	19,117,118	0.75
		Other	3,510,547	0.14

			33,859,541	1.33

PETROLEUM AND COAL PRODUCTS
2,648,341		BP plc	30,749,929	1.21
502,510		Royal Dutch Shell plc (A Shares)	20,737,431	0.81
		Other	6,075,773	0.24

			57,563,133	2.26

68	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

PRIMARY METAL INDUSTRIES			$4,098,941	0.16%

RAILROAD TRANSPORTATION			2,587,107	0.10

REAL ESTATE
59,726		ORIX Corp	13,623,133	0.53
8,345	e	Risa Partners, Inc	15,692,509	0.62
3,031,300		Urban Corp	49,164,775	1.93
		Other	1,120,385	0.04

			79,600,802	3.12

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
2,546,789		Bayer AG.	202,714,657	7.95

			202,714,657	7.95

SECURITY AND COMMODITY BROKERS			1,229,058	0.05

STONE, CLAY, AND GLASS PRODUCTS
177,672		Holcim Ltd	19,625,183	0.77
24,149,000	e	Nippon Sheet Glass Co Ltd	147,587,150	5.79

			167,212,333	6.56

TOBACCO PRODUCTS
51,215,500		Huabao International Holdings Ltd	46,117,239	1.81
		Other	11,862,123	0.46

			57,979,362	2.27

TRANSPORTATION BY AIR
124,880		SABMiller plc	3,556,612	0.14

TRANSPORTATION EQUIPMENT
4,973,886		Fiat S.p.A.	150,431,522	5.90
351,204		Siemens AG.	48,286,857	1.89
		Other	10,622,493	0.42

			209,340,872	8.21

TRUCKING AND WAREHOUSING
3,200,135		Deutsche Post AG.	93,089,526	3.65

			93,089,526	3.65

WATER TRANSPORTATION			166,584	0.01

WHOLESALE TRADE-DURABLE GOODS
989,884		Kloeckner & Co AG.	68,416,315	2.68
1,070,700	e	Ulvac, Inc	34,675,523	1.36
		Other	2,651,788	0.11

			105,743,626	4.15

		TOTAL COMMON STOCKS
		(Cost $2,178,459,869)	2,507,749,102	98.36

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
197,368,355	State Street Navigator Securities Lending
	Prime Portfolio	$197,368,355	7.74%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $197,368,355)	197,368,355	7.74

	TOTAL PORTFOLIO
	(Cost $2,375,828,224)	2,705,117,457	106.10
	OTHER ASSETS & LIABILITIES, NET	(155,505,459)	(6.10)

	NET ASSETS	$2,549,611,998	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	69

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY FUND ▪ SEPTEMBER 30, 2007

Country		Value	% of total portfolio

DOMESTIC

UNITED STATES OF AMERICA		$197,368,355	7.30%

	TOTAL DOMESTIC	197,368,355	7.30

FOREIGN

AUSTRALIA		22,615,255	0.84
BELGIUM		11,327,095	0.42
FINLAND		57,371,252	2.12
FRANCE		308,052,626	11.39
GERMANY		526,296,019	19.46
HONG KONG		171,343,185	6.33
INDIA		1,538,672	0.05
ITALY		175,624,412	6.49
JAPAN		543,940,876	20.11
NETHERLANDS		5,483,485	0.20
RUSSIA		74,074,239	2.74
SINGAPORE		2,814,661	0.10
SWITZERLAND		375,144,057	13.87
UNITED KINGDOM		232,123,268	8.58

	TOTAL FOREIGN	2,507,749,102	92.70

	TOTAL PORTFOLIO	$2,705,117,457	100.00%

70	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
34,200		Nintendo Co Ltd	$17,804,901	2.79%

			17,804,901	2.79

APPAREL AND ACCESSORY STORES e			7,788,039	1.22

BUSINESS SERVICES
300,640	*	Adobe Systems, Inc	13,125,942	2.06
99,400	e*	DST Systems, Inc	8,529,514	1.34
258,965	*	eBay, Inc	10,104,814	1.59
109,745	*	Electronic Arts, Inc	6,144,623	0.96
861,671		Experian Group Ltd	9,114,574	1.43
32,129	*	Google, Inc (Class A)	18,225,818	2.86
377,321	*	Intuit, Inc	11,432,826	1.79
241,359		Omnicom Group, Inc	11,606,954	1.82
284,865	*	Oracle Corp	6,167,327	0.97
	e*	Other	10,837,851	1.70

			105,290,243	16.52

CHEMICALS AND ALLIED PRODUCTS
167,198		Abbott Laboratories	8,965,157	1.41
140,200		Air Products & Chemicals, Inc	13,705,952	2.15
171,163		Colgate-Palmolive Co	12,207,345	1.92
147,724	*	Genentech, Inc	11,525,426	1.81
271,712	*	Gilead Sciences, Inc	11,104,869	1.74
128,864		Merck & Co, Inc	6,660,980	1.05
220,379		Monsanto Co	18,895,295	2.96
390,191		Schering-Plough Corp	12,341,741	1.94
277,325		Teva Pharmaceutical Industries Ltd (ADR)	12,332,643	1.94
	e*	Other	8,237,621	1.28

			115,977,029	18.20

COMMUNICATIONS
140,046		AT&T, Inc	5,925,346	0.93
109,400	*	NII Holdings, Inc	8,987,210	1.41

			14,912,556	2.34

EATING AND DRINKING PLACES			5,872,029	0.92

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
76,198	*	Apple Computer, Inc	11,699,441	1.84
575,646	*	Cisco Systems, Inc	19,059,639	2.99
557,759		Intel Corp	14,423,648	2.26
360,311		Qualcomm, Inc	15,226,743	2.39
167,811	*	Research In Motion Ltd	16,537,774	2.59
	*	Other	7,418,750	1.17

			84,365,995	13.24

ENGINEERING AND MANAGEMENT SERVICES
143,344	*	Celgene Corp	10,221,861	1.60

			10,221,861	1.60

FABRICATED METAL PRODUCTS			4,205,037	0.66

Shares		Company	Value	% of net assets

GENERAL MERCHANDISE STORES
279,806	e	TJX Cos, Inc	$8,133,960	1.28%
137,048		Wal-Mart Stores, Inc	5,982,145	0.94

			14,116,105	2.22

HOLDING AND OTHER INVESTMENT OFFICES
100,553		iShares Russell 1000 Growth Index Fund	6,207,137	0.97

			6,207,137	0.97

HOTELS AND OTHER LODGING PLACES
106,741	*	MGM Mirage	9,546,915	1.50
		Other	4,477,640	0.70

			14,024,555	2.20

INDUSTRIAL MACHINERY AND EQUIPMENT
195,814		Hewlett-Packard Co	9,749,579	1.53
245,201		International Game Technology	10,568,163	1.66
	m,v*	Other	3,446,461	0.54

			23,764,203	3.73

INSTRUMENTS AND RELATED PRODUCTS
82,905		Alcon, Inc	11,931,688	1.87
313,997		Emerson Electric Co	16,710,920	2.62
195,985		Medtronic, Inc	11,055,514	1.73
102,300	*	Thermo Electron Corp	5,904,756	0.93
	e*	Other	9,788,809	1.54

			55,391,687	8.69

INSURANCE CARRIERS
208,100		Aflac, Inc	11,870,024	1.86
		Other	3,433,663	0.54

			15,303,687	2.40

MISCELLANEOUS RETAIL
563,784		CVS Corp	22,342,760	3.51
	*	Other	3,303,099	0.51

			25,645,859	4.02

MOTION PICTURES
269,400		News Corp (Class A)	5,924,106	0.93

			5,924,106	0.93

NONDEPOSITORY INSTITUTIONS			5,350,060	0.84

OIL AND GAS EXTRACTION
65,726		Baker Hughes, Inc	5,939,659	0.93
129,430	*	Weatherford International Ltd	8,695,107	1.36
	*	Other	7,071,183	1.12

			21,705,949	3.41

PAPER AND ALLIED PRODUCTS
95,244		Anglo American plc	6,409,230	1.01
		Other	286,834	0.04

			6,696,064	1.05

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

PETROLEUM AND COAL PRODUCTS
70,800		Devon Energy Corp	$5,890,560	0.92%
69,974	*	Suncor Energy, Inc	6,634,235	1.05

			12,524,795	1.97

SECURITY AND COMMODITY BROKERS
531,280		Charles Schwab Corp	11,475,648	1.80
27,336		CME Group, Inc	16,055,800	2.52
	*	Other	7,856,721	1.23

			35,388,169	5.55

TRANSPORTATION EQUIPMENT
84,331		Boeing Co	8,853,912	1.39
	*	Other	7,203,828	1.13

			16,057,740	2.52

WATER TRANSPORTATION
159,355	e	Royal Caribbean Cruises Ltd	6,219,626	0.98

			6,219,626	0.98

		TOTAL COMMON STOCKS
		(Cost $546,664,691)	630,757,432	98.97

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
24,124,160	State Street Navigator Securities Lending
	Prime Portfolio	$24,124,160	3.78%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,124,160)	24,124,160	3.78

	TOTAL PORTFOLIO
	(Cost $570,788,851)	654,881,592	102.75
	OTHER ASSETS & LIABILITIES, NET	(17,543,929)	(2.75)

	NET ASSETS	$637,337,663	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

72	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$733,204	0.07%

APPAREL AND ACCESSORY STORES
1,359,492		Gap, Inc	25,069,032	2.27
	*	Other	3,131,371	0.29

			28,200,403	2.56

APPAREL AND OTHER TEXTILE PRODUCTS *			384,317	0.04

BUSINESS SERVICES e*			14,026,591	1.27

CHEMICALS AND ALLIED PRODUCTS
135,157		Colgate-Palmolive Co	9,639,397	0.87
367,640		Pfizer, Inc	8,981,445	0.81
164,872		PPG Industries, Inc	12,456,080	1.13
359,721		Schering-Plough Corp	11,377,975	1.03
	*	Other	24,338,444	2.22

			66,793,341	6.06

COAL MINING
127,648		Peabody Energy Corp	6,110,510	0.55

COMMUNICATIONS
327,983		AT&T, Inc	13,876,961	1.26
938,615		Sprint Nextel Corp	17,833,685	1.62
446,579		Verizon Communications, Inc	19,774,518	1.79
	e*	Other	14,411,097	1.31

			65,896,261	5.98

DEPOSITORY INSTITUTIONS
275,449		Bank of America Corp	13,846,821	1.26
371,599		Bank of New York Mellon Corp	16,402,380	1.49
853,258		Citigroup, Inc	39,821,551	3.61
298,038		JPMorgan Chase & Co	13,656,101	1.24
210,315		SunTrust Banks, Inc	15,914,536	1.44
384,575		TCF Financial Corp	10,068,174	0.91
517,758		US Bancorp	16,842,668	1.53
759,853	e	Wells Fargo & Co	27,065,964	2.45
	e	Other	20,862,638	1.89

			174,480,833	15.82

EATING AND DRINKING PLACES
1,288,664		Compass Group plc	7,962,528	0.72
307,387		Darden Restaurants, Inc	12,867,220	1.17

			20,829,748	1.89

ELECTRIC, GAS, AND SANITARY SERVICES
767,895	*	Allied Waste Industries, Inc	9,790,661	0.89
	e*	Other	44,042,873	3.99

			53,833,534	4.88

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
468,790		Motorola, Inc	8,686,679	0.79
	e,g*	Other	43,565,338	3.95

			52,252,017	4.74

ENGINEERING AND MANAGEMENT SERVICES e*			6,588,482	0.60

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS
232,930		Illinois Tool Works, Inc	$13,891,945	1.26%

			13,891,945	1.26

FOOD AND KINDRED PRODUCTS
311,055		ConAgra Foods, Inc	8,127,867	0.74
468,940		Kraft Foods, Inc (Class A)	16,183,119	1.47
158,460		PepsiCo, Inc	11,608,780	1.05
		Other	9,248,225	0.84

			45,167,991	4.10

FORESTRY
155,273		Rayonier, Inc	7,459,315	0.68
		Other	1,084,500	0.10

			8,543,815	0.78

FURNITURE AND FIXTURES			483,882	0.04

FURNITURE AND HOME FURNISHINGS STORES e			2,080,994	0.19

GENERAL BUILDING CONTRACTORS e*			4,229,192	0.38

GENERAL MERCHANDISE STORES
230,472		Macy’s, Inc	7,448,855	0.68
		Other	2,151,639	0.19

			9,600,494	0.87

HEALTH SERVICES e*			4,863,017	0.44

HOLDING AND OTHER INVESTMENT OFFICES e			6,628,305	0.60

HOTELS AND OTHER LODGING PLACES
169,491		Accor S.A.	15,047,284	1.36
		Other	1,700,757	0.16

			16,748,041	1.52

INDUSTRIAL MACHINERY AND EQUIPMENT
990,967		General Electric Co	41,026,034	3.72
	*	Other	17,155,422	1.56

			58,181,456	5.28

INSTRUMENTS AND RELATED PRODUCTS
205,683		Emerson Electric Co	10,946,449	0.99
386,373		Johnson & Johnson	25,384,706	2.30
148,387		Medtronic, Inc	8,370,511	0.76
207,281	*	Thermo Electron Corp	11,964,259	1.08
	*	Other	11,757,826	1.07

			68,423,751	6.20

INSURANCE AGENTS, BROKERS AND SERVICE
114,025		Hartford Financial Services Group, Inc	10,553,014	0.96
		Other	2,335,497	0.21

			12,888,511	1.17

INSURANCE CARRIERS
137,865		Aetna, Inc	7,481,934	0.68
136,573		American International Group, Inc	9,239,163	0.84
232,796		Travelers Cos, Inc/The	11,718,951	1.06
	e	Other	32,238,741	2.92

			60,678,789	5.50

METAL MINING			1,025,614	0.09

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL e*			$3,195,723	0.29%

MOTION PICTURES
340,020		News Corp (Class A)	7,477,040	0.68
		Other	5,040,903	0.45

			12,517,943	1.13

NONDEPOSITORY INSTITUTIONS
328,201		Fannie Mae	19,957,903	1.81
		Other	9,850,631	0.89

			29,808,534	2.70

OIL AND GAS EXTRACTION
206,739		Halliburton Co	7,938,778	0.72
	*	Other	17,777,724	1.61

			25,716,502	2.33

PAPER AND ALLIED PRODUCTS *			14,866,942	1.35

PETROLEUM AND COAL PRODUCTS
136,976		Apache Corp	12,336,059	1.12
194,851		Chevron Corp	18,234,157	1.65
112,564		ConocoPhillips	9,879,742	0.90
164,460		Devon Energy Corp	13,683,072	1.24
144,435		Exxon Mobil Corp	13,368,904	1.21
338,703		Occidental Petroleum Corp	21,704,088	1.97
		Other	9,526,933	0.86

			98,732,955	8.95

PIPELINES, EXCEPT NATURAL GAS			295,743	0.03

PRIMARY METAL INDUSTRIES			4,608,650	0.42

REAL ESTATE *			6,106,716	0.55

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			7,013,145	0.64

SECURITY AND COMMODITY BROKERS
323,876		Lehman Brothers Holdings, Inc	19,992,865	1.81
123,138		Morgan Stanley	7,757,694	0.70
	e	Other	14,506,136	1.32

			42,256,695	3.83

TOBACCO PRODUCTS
201,391		Altria Group, Inc	14,002,716	1.27

			14,002,716	1.27

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR e*			$7,533,119	0.68%

TRANSPORTATION EQUIPMENT
1,361,212	e*	Ford Motor Co	11,556,690	1.05
		Other	4,168,115	0.38

			15,724,805	1.43

TRANSPORTATION SERVICES e			7,107,346	0.64

WATER TRANSPORTATION e			4,893,191	0.44

WHOLESALE TRADE-DURABLE GOODS e*			105,169	0.01

		TOTAL COMMON STOCKS
		(Cost $1,034,074,676)	1,098,050,932	99.57

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES†			2,789,070	0.25

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
67,180,059		State Street Navigator Securities Lending
		Prime Portfolio	67,180,059	6.09

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $69,970,059)	69,969,129	6.34

		TOTAL PORTFOLIO
		(Cost $1,104,044,735)	1,168,020,061	105.91
		OTHER ASSETS & LIABILITIES, NET	(65,215,231)	(5.91)

		NET ASSETS	$1,102,804,830	100.00%

*	Non-income producing.

†	Notes mature 10/01/07.

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $5,308,964 or 0.48% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

74	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP GROWTH FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$3,628,977	0.81%

APPAREL AND OTHER TEXTILE PRODUCTS
95,769	e	Guess ?, Inc	4,695,554	1.04
	e	Other	4,302,502	0.96

			8,998,056	2.00

AUTOMOTIVE DEALERS AND SERVICE STATIONS
139,551	*	Copart, Inc	4,799,159	1.07

			4,799,159	1.07

BUSINESS SERVICES
124,364	*	Adobe Systems, Inc	5,429,732	1.21
109,398	*	Electronic Arts, Inc	6,125,194	1.36
	e*	Other	33,133,312	7.36

			44,688,238	9.93

CHEMICALS AND ALLIED PRODUCTS
58,696		Air Products & Chemicals, Inc	5,738,121	1.28
129,070	e	Ecolab, Inc	6,092,104	1.35
143,356	*	VCA Antech, Inc	5,985,113	1.33
	e*	Other	8,441,127	1.88

			26,256,465	5.84

COAL MINING
106,746	e	Consol Energy, Inc	4,974,364	1.11

			4,974,364	1.11

COMMUNICATIONS
144,205	e*	American Tower Corp (Class A)	6,278,686	1.40
119,478	e*	Crown Castle International Corp	4,854,391	1.08
135,832	e*	NeuStar, Inc (Class A)	4,657,679	1.04
60,959	*	NII Holdings, Inc	5,007,782	1.11
	e*	Other	3,258,500	0.72

			24,057,038	5.35

EATING AND DRINKING PLACES e*			7,340,102	1.63

ELECTRIC, GAS, AND SANITARY SERVICES
55,863		Constellation Energy Group, Inc	4,792,487	1.06
253,585	e*	Covanta Holding Corp	6,215,368	1.38
	e*	Other	3,712,639	0.83

			14,720,494	3.27

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
277,124	e*	Infineon Technologies AG. (ADR)	4,760,990	1.06
94,327	e*	JA Solar Holdings Co Ltd (ADR)	4,239,999	0.94
58,630		L-3 Communications Holdings, Inc	5,988,468	1.33
138,898	*	Nvidia Corp	5,033,664	1.12
	e*	Other	23,217,306	5.16

			43,240,427	9.61

ENGINEERING AND MANAGEMENT SERVICES
62,536	e*	Jacobs Engineering Group, Inc	4,726,471	1.05

			4,726,471	1.05

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
77,227	e*	Hansen Natural Corp	$4,377,226	0.97%
131,339		McCormick & Co, Inc	4,724,264	1.05
		Other	3,845,206	0.86

			12,946,696	2.88

FURNITURE AND HOME FURNISHINGS STORES *			1,599,946	0.35

GENERAL MERCHANDISE STORES
88,815	e	JC Penney Co, Inc	5,628,207	1.25
167,088		TJX Cos, Inc	4,857,248	1.08

			10,485,455	2.33

HEALTH SERVICES
90,590	e	Manor Care, Inc	5,833,996	1.30

			5,833,996	1.30

HOLDING AND OTHER INVESTMENT OFFICES
60,368		iShares Russell Midcap Growth Index Fund	7,008,725	1.56
138,322	e	iStar Financial, Inc	4,701,565	1.04
		Other	3,362,021	0.75

			15,072,311	3.35

HOTELS AND OTHER LODGING PLACES
88,634		Starwood Hotels & Resorts Worldwide, Inc	5,384,516	1.20

			5,384,516	1.20

INDUSTRIAL MACHINERY AND EQUIPMENT
110,963	e*	Dresser-Rand Group, Inc	4,739,230	1.05
	e*	Other	13,205,454	2.94

			17,944,684	3.99

INSTRUMENTS AND RELATED PRODUCTS
128,291	e	Allergan, Inc	8,270,921	1.84
128,629	*	St. Jude Medical, Inc	5,668,680	1.26
92,927	*	Thermo Electron Corp	5,363,746	1.19
	e*	Other	20,579,270	4.57

			39,882,617	8.86

JUSTICE, PUBLIC ORDER AND SAFETY *			2,303,222	0.51

LEATHER AND LEATHER PRODUCTS
101,695	*	Coach, Inc	4,807,123	1.06
66,648	e*	CROCS, Inc	4,482,078	1.00

			9,289,201	2.06

METAL MINING			2,842,729	0.63

MISCELLANEOUS RETAIL e*			1,500	0.00 **

MOTION PICTURES e			4,026,826	0.89

NONDEPOSITORY INSTITUTIONS
93,053		Textron, Inc	5,788,827	1.29

			5,788,827	1.29

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP GROWTH FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

OIL AND GAS EXTRACTION
145,244	*	Denbury Resources, Inc	$6,490,954	1.44%
101,300	e	Equitable Resources, Inc	5,254,431	1.17
34,827	*	National Oilwell Varco, Inc	5,032,502	1.12
100,354		Saipem S.p.A.	4,281,526	0.95
96,442		Smith International, Inc	6,885,959	1.53
89,327	*	Weatherford International Ltd	6,000,988	1.33
87,216		XTO Energy, Inc	5,393,437	1.20
	e*	Other	6,462,948	1.44

			45,802,745	10.18

PRIMARY METAL INDUSTRIES
143,103	e*	Titanium Metals Corp	4,802,537	1.07
		Other	4,053,764	0.90

			8,856,301	1.97

REAL ESTATE
76,729	e	Forest City Enterprises, Inc (Class A)	4,232,372	0.94
	e*	Other	3,203,076	0.71

			7,435,448	1.65

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
75,281		Nike, Inc (Class B)	4,415,983	0.98
	e*	Other	3,675,353	0.82

			8,091,336	1.80

SECURITY AND COMMODITY BROKERS
94,515		T Rowe Price Group, Inc	5,263,540	1.17
	e*	Other	10,298,407	2.29

			15,561,947	3.46

SPECIAL TRADE CONTRACTORS
203,137	e*	Quanta Services, Inc	5,372,974	1.19

			5,372,974	1.19

STONE, CLAY, AND GLASS PRODUCTS			3,488,631	0.78

TRANSPORTATION EQUIPMENT			3,791,037	0.84

WATER TRANSPORTATION
122,134	e	Genco Shipping & Trading Ltd	8,003,441	1.78

			8,003,441	1.78

WHOLESALE TRADE-DURABLE GOODS
113,861	e*	Cytyc Corp	5,425,477	1.21
	e*	Other	4,324,906	0.96

			9,750,383	2.17

WHOLESALE TRADE-NONDURABLE GOODS
54,846		Wimm-Bill-Dann Foods OJSC (ADR)	5,996,862	1.33
	e*	Other	1,703,570	0.38

			7,700,432	1.71

		TOTAL COMMON STOCKS
		(Cost $382,759,093)	444,686,992	98.84

Share	Company	Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
123,618,520	State Street Navigator Securities Lending
	Prime Portfolio	$123,618,520	27.48%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $123,618,520)	123,618,520	27.48

	TOTAL PORTFOLIO
	(Cost $506,377,613)	568,305,512	126.32
	OTHER ASSETS & LIABILITIES, NET	(118,406,049)	(26.32)

	NET ASSETS	$449,899,463	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

76	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP VALUE FUND ▪ SEPTEMBER 30, 2007

				% of net
Shares		Company	Value	assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$2,951,000	0.34%

APPAREL AND ACCESSORY STORES			4,702,200	0.55

APPAREL AND OTHER TEXTILE PRODUCTS e			3,707,640	0.43

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,683,850	0.20

BUSINESS SERVICES
110,000	e*	CACI International, Inc (Class A)	5,619,900	0.65
218,000	*	Computer Sciences Corp	12,186,200	1.42
	e*	Other	19,090,365	2.23

			36,896,465	4.30

CHEMICALS AND ALLIED PRODUCTS
242,000		Alberto-Culver Co	5,999,180	0.70
147,000		Cytec Industries, Inc	10,053,330	1.17
86,000	*	Invitrogen Corp	7,028,780	0.82
159,000		PPG Industries, Inc	12,012,450	1.40
	e*	Other	20,691,231	2.42

			55,784,971	6.51

COAL MINING e			3,551,620	0.41

COMMUNICATIONS
55,000	*	Liberty Media Corp - Capital (Series A)	6,865,650	0.80
	e*	Other	12,884,616	1.50

			19,750,266	2.30

DEPOSITORY INSTITUTIONS
868,000		Hudson City Bancorp, Inc	13,349,840	1.56
367,000		TCF Financial Corp	9,608,060	1.12
	e	Other	43,244,528	5.04

			66,202,428	7.72

EATING AND DRINKING PLACES
229,000		Darden Restaurants, Inc	9,585,940	1.12

			9,585,940	1.12

ELECTRIC, GAS, AND SANITARY SERVICES
513,000	*	Allied Waste Industries, Inc	6,540,750	0.76
147,000		American Electric Power Co, Inc	6,773,760	0.79
112,000		Constellation Energy Group, Inc	9,608,480	1.12
57,000		Entergy Corp	6,172,530	0.72
156,600	e	Integrys Energy Group, Inc	8,022,618	0.94
186,000	e*	NRG Energy, Inc	7,865,940	0.92
310,300	e	NorthWestern Corp	8,430,851	0.98
159,000		PPL Corp	7,361,700	0.86
197,000		Progress Energy, Inc	9,229,450	1.08
123,000		Questar Corp	6,461,190	0.75
205,000		Southern Union Co	6,377,550	0.74
	e*	Other	38,389,426	4.48

			121,234,245	14.14

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
116,000		L-3 Communications Holdings, Inc	11,848,240	1.38
	e*	Other	18,396,516	2.15

			30,244,756	3.53

ENGINEERING AND MANAGEMENT SERVICES *			10,840,775	1.26

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS
494,000	*	Crown Holdings, Inc	$11,243,440	1.31%

			11,243,440	1.31

FOOD AND KINDRED PRODUCTS
355,000	*	Smithfield Foods, Inc	11,182,500	1.30
		Other	8,978,910	1.05

			20,161,410	2.35

FOOD STORES
292,000		Kroger Co	8,327,840	0.97
		Other	2,652,680	0.31

			10,980,520	1.28

FURNITURE AND FIXTURES			3,521,840	0.41

GENERAL MERCHANDISE STORES			3,005,760	0.35

HEALTH SERVICES e*			10,167,710	1.19

HEAVY CONSTRUCTION, EXCEPT BUILDING
93,000		Bouygues S.A.	8,021,746	0.94
89,000		Vinci S.A.	6,953,343	0.81

			14,975,089	1.75

HOLDING AND OTHER INVESTMENT OFFICES
95,000	*	Archstone-Smith Trust	5,713,300	0.67
62,000		Boston Properties, Inc	6,441,800	0.75
70,000		iShares Russell 1000 Value Index Fund	6,016,500	0.70
63,000		iShares Russell Midcap Value Index Fund	9,531,900	1.11
127,000		Plum Creek Timber Co, Inc	5,684,520	0.66
89,000		Prologis	5,905,150	0.69
62,000		Vornado Realty Trust	6,779,700	0.79
	e,g,m,v*	Other	33,333,523	3.89

			79,406,393	9.26

HOTELS AND OTHER LODGING PLACES
123,000		Accor S.A.	10,919,848	1.27
146,000		Starwood Hotels & Resorts Worldwide, Inc	8,869,500	1.03
	e*	Other	6,305,750	0.74

			26,095,098	3.04

INDUSTRIAL MACHINERY AND EQUIPMENT			14,877,030	1.73

INSTRUMENTS AND RELATED PRODUCTS
250,000	*	Thermo Electron Corp	14,430,000	1.68
369,000	*	Xerox Corp	6,398,460	0.75
	e*	Other	18,098,315	2.11

			38,926,775	4.54

INSURANCE AGENTS, BROKERS AND SERVICE			8,026,595	0.94

INSURANCE CARRIERS
99,300		ACE Ltd	6,014,601	0.70
49,000		Everest Re Group Ltd	5,401,760	0.63
258,000		Genworth Financial, Inc (Class A)	7,928,340	0.93
80,000		XL Capital Ltd (Class A)	6,336,000	0.74
	e*	Other	20,596,560	2.40

			46,277,261	5.40

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP VALUE FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

METAL MINING e*			$7,293,964	0.85%

MISCELLANEOUS RETAIL e*			7,675,448	0.90

MOTION PICTURES e*			5,833,000	0.68

OIL AND GAS EXTRACTION e*			8,863,060	1.03

PAPER AND ALLIED PRODUCTS
209,000		Anglo American plc	14,064,183	1.64
152,000		Greif, Inc (Class A)	9,223,360	1.07
	e	Other	5,630,800	0.66

			28,918,343	3.37

PETROLEUM AND COAL PRODUCTS
121,000		Noble Energy, Inc	8,474,840	0.99
	*	Other	7,771,520	0.90

			16,246,360	1.89

PRIMARY METAL INDUSTRIES
19,200		Vallourec	5,530,380	0.64
	*	Other	12,479,790	1.46

			18,010,170	2.10

PRINTING AND PUBLISHING *			11,610,750	1.35

RAILROAD TRANSPORTATION			5,287,160	0.62

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
340,000		Newell Rubbermaid, Inc	9,798,800	1.14

			9,798,800	1.14

SECURITY AND COMMODITY BROKERS			6,310,500	0.74

TOBACCO PRODUCTS
81,000		Loews Corp (Carolina Group)	6,660,630	0.78
	e	Other	7,042,757	0.82

			13,703,387	1.60

TRANSPORTATION BY AIR
162,000	e*	UAL Corp	7,537,860	0.88
	e*	Other	8,275,931	0.96

			15,813,791	1.84

TRANSPORTATION EQUIPMENT
125,000		Autoliv, Inc	7,468,750	0.87
	e*	Other	21,992,955	2.57

			29,461,705	3.44

WATER TRANSPORTATION e			5,939,940	0.69

WHOLESALE TRADE-NONDURABLE GOODS e,v			9,998,920	1.17

		TOTAL COMMON STOCKS
		(Cost $755,532,465)	855,566,375	99.77

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

92,092,754	State Street Navigator Securities Lending
	Prime Portfolio	$92,092,754	10.74%

		92,092,754	10.74

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $92,092,754)	92,092,754	10.74

	TOTAL PORTFOLIO
	(Cost $847,625,219)	947,659,129	110.51
	OTHER ASSETS & LIABILITIES, NET	(90,093,943)	(10.51)

	NET ASSETS	$857,565,186	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

e	All or a portion of these securities are out on loan.

g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2007, the value of these securities amounted to $118,978 or 0.01% of net assets.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

78	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK e			$2,113,547	0.41%

AMUSEMENT AND RECREATION SERVICES e*			4,714,571	0.91

APPAREL AND ACCESSORY STORES
132,057	*	Aeropostale, Inc	2,517,006	0.49
	e*	Other	6,480,472	1.25

			8,997,478	1.74

APPAREL AND OTHER TEXTILE PRODUCTS e*			3,519,128	0.68

AUTO REPAIR, SERVICES AND PARKING *			24,229	0.00	**

AUTOMOTIVE DEALERS AND SERVICE STATIONS			146,000	0.03

BUILDING MATERIALS AND GARDEN SUPPLIES *			2,359	0.00	**

BUSINESS SERVICES
595,369	*	3Com Corp	2,941,123	0.57
32,327	*	MicroStrategy, Inc (Class A)	2,564,824	0.50
122,268	*	Sybase, Inc	2,828,059	0.55
92,791	*	THQ, Inc	2,317,919	0.45
136,600	*	Valueclick, Inc	3,068,036	0.59
	e*	Other	51,014,714	9.86

			64,734,675	12.52

CHEMICALS AND ALLIED PRODUCTS
53,395		CF Industries Holdings, Inc	4,053,214	0.78
78,986	e*	OSI Pharmaceuticals, Inc	2,684,734	0.52
	e*	Other	24,258,562	4.69

			30,996,510	5.99

COAL MINING e*			1,445,301	0.28

COMMUNICATIONS
37,300	e*	Anixter International, Inc	3,075,385	0.59
63,585	e	Atlantic Tele-Network, Inc	2,311,315	0.45
	e*	Other	10,852,482	2.10

			16,239,182	3.14

DEPOSITORY INSTITUTIONS
93,096	e	Trustmark Corp	2,610,412	0.50
	e*	Other	29,829,169	5.77

			32,439,581	6.27

EATING AND DRINKING PLACES
60,122		CBRL Group, Inc	2,452,978	0.47
40,700	*	Jack in the Box, Inc	2,638,988	0.51
	e*	Other	6,247,162	1.21

			11,339,128	2.19

EDUCATIONAL SERVICES *			303,599	0.06

ELECTRIC, GAS, AND SANITARY SERVICES
58,871	e	Nicor, Inc	2,525,566	0.49
86,862		Portland General Electric Co	2,414,764	0.46
	e*	Other	16,797,127	3.25

			21,737,457	4.20

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
51,859	*	Comtech Telecommunications Corp	$2,773,938	0.54%
64,210	*	Littelfuse, Inc	2,291,655	0.44
229,509	e*	ON Semiconductor Corp	2,882,633	0.56
378,848	e*	RF Micro Devices, Inc	2,549,647	0.49
163,130	e*	Trident Microsystems, Inc	2,592,136	0.50
	e*	Other	26,380,829	5.10

			39,470,838	7.63

ENGINEERING AND MANAGEMENT SERVICES
53,091		Watson Wyatt & Co Holdings (Class A)	2,385,910	0.46
	e*	Other	9,521,457	1.84

			11,907,367	2.30

FABRICATED METAL PRODUCTS
65,492	e	Gulf Island Fabrication, Inc	2,514,238	0.49
	e*	Other	720,005	0.14

			3,234,243	0.63

FOOD AND KINDRED PRODUCTS e*			4,106,513	0.79

FOOD STORES e*			1,484,813	0.29

FURNITURE AND FIXTURES
91,040		Herman Miller, Inc	2,470,826	0.48
	e*	Other	1,029,947	0.20

			3,500,773	0.68

FURNITURE AND HOME FURNISHINGS STORES e*			2,602,859	0.50

GENERAL BUILDING CONTRACTORS
48,613	*	Perini Corp	2,718,925	0.53
	e*	Other	957,640	0.18

			3,676,565	0.71

GENERAL MERCHANDISE STORES e*			1,603,489	0.31

HEALTH SERVICES e*			2,974,850	0.58

HEAVY CONSTRUCTION, EXCEPT BUILDING
44,178		Granite Construction, Inc	2,342,318	0.45
	*	Other	1,671,433	0.33

			4,013,751	0.78

HOLDING AND OTHER INVESTMENT OFFICES
85,669		Cousins Properties, Inc	2,515,242	0.48
141,891		DiamondRock Hospitality Co	2,470,322	0.48
46,900		Equity Lifestyle Properties, Inc	2,429,420	0.47
117,232		FelCor Lodging Trust, Inc	2,336,434	0.45
51,383		Home Properties, Inc	2,681,165	0.52
59,539	e	Potlatch Corp	2,681,041	0.52
68,522	e	Tanger Factory Outlet Centers, Inc	2,781,308	0.54
	e*	Other	11,852,770	2.29

			29,747,702	5.75

HOTELS AND OTHER LODGING PLACES *			537,847	0.10

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SMALL-CAP EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
141,400	*	Emulex Corp	$2,710,638	0.52%
48,500	*	NATCO Group, Inc (Class A)	2,509,875	0.49
	e*	Other	19,788,398	3.83

			25,008,911	4.84

INSTRUMENTS AND RELATED PRODUCTS
99,144		STERIS Corp	2,709,606	0.52
44,319	*	Varian, Inc	2,819,132	0.55
	e*	Other	23,894,272	4.62

			29,423,010	5.69

INSURANCE AGENTS, BROKERS AND SERVICE *			1,487,498	0.29

INSURANCE CARRIERS
77,440	*	AMERIGROUP Corp	2,670,131	0.52
106,300		Aspen Insurance Holdings Ltd	2,966,833	0.57
109,800	*	Centene Corp	2,361,798	0.46
82,900		Platinum Underwriters Holdings Ltd	2,981,084	0.58
	e*	Other	11,615,595	2.24

			22,595,441	4.37

LEATHER AND LEATHER PRODUCTS e			2,516,561	0.49

LEGAL SERVICES e			1,658,587	0.32

LUMBER AND WOOD PRODUCTS e			244,529	0.05

METAL MINING e*			231,470	0.04

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			4,186,661	0.81

MISCELLANEOUS RETAIL
26,155	*	Priceline.com, Inc	2,321,256	0.45
	e*	Other	6,722,210	1.30

			9,043,466	1.75

MOTION PICTURES e*			1,158,229	0.22

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			361,211	0.07

NONDEPOSITORY INSTITUTIONS
86,893		Advanta Corp (Class B)	2,382,606	0.46
	e*	Other	2,608,466	0.51

			4,991,072	0.97

OIL AND GAS EXTRACTION e*			14,912,376	2.88

PAPER AND ALLIED PRODUCTS
79,073		Rock-Tenn Co (Class A)	2,285,210	0.44
	e	Other	620,404	0.12

			2,905,614	0.56

PERSONAL SERVICES e*			1,539,036	0.30

PETROLEUM AND COAL PRODUCTS e			1,881,546	0.36

PRIMARY METAL INDUSTRIES e*			6,460,725	1.25

Shares		Company	Value	% of net assets

PRINTING AND PUBLISHING e*			$5,707,127	1.10%

REAL ESTATE			8	0.00	**

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
89,700		Tupperware Corp	2,824,653	0.55
59,229		West Pharmaceutical Services, Inc	2,467,480	0.48
	e*	Other	3,697,204	0.71

			8,989,337	1.74

SECURITY AND COMMODITY BROKERS e*			7,017,820	1.36

SOCIAL SERVICES *			41,409	0.01

SPECIAL TRADE CONTRACTORS
83,620	*	EMCOR Group, Inc	2,622,323	0.51
	e*	Other	979,793	0.19

			3,602,116	0.70

TEXTILE MILL PRODUCTS e*			559,853	0.11

TOBACCO PRODUCTS e			1,262,910	0.24

TRANSPORTATION BY AIR e*			3,075,934	0.59

TRANSPORTATION EQUIPMENT e*			9,572,514	1.85

TRANSPORTATION SERVICES
97,033	*	Lear Corp	3,114,759	0.60
	e*	Other	2,765,797	0.54

			5,880,556	1.14

TRUCKING AND WAREHOUSING *			45,441	0.01

WATER TRANSPORTATION			1,319,995	0.26

WHOLESALE TRADE-DURABLE GOODS
84,599		Applied Industrial Technologies, Inc	2,608,187	0.50
	e*	Other	5,941,492	1.15

			8,549,679	1.65

WHOLESALE TRADE-NONDURABLE GOODS
112,600	e*	Terra Industries, Inc	3,519,876	0.68
	e*	Other	6,935,048	1.34

			10,454,924	2.02

		TOTAL COMMON STOCKS
		(Cost $505,140,333)	504,299,921	97.51

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank, (FHLB)
$10,720,000		d 0.000%, 10/01/07	10,716,427	2.07

			10,716,427	2.07

80	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares	Company	Value	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
143,285,481	State Street Navigator Securities Lending
	Prime Portfolio	$143,285,481	27.71%

		143,285,481	27.71

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $154,005,481)	154,001,908	29.78

	TOTAL PORTFOLIO
	(Cost $659,145,814)	658,301,829	127.29
	OTHER ASSETS & LIABILITIES, NET	(141,154,519)	(27.29)

	NET ASSETS	$517,147,310	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $10,716,427.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e*			$2,221,885	0.62%

APPAREL AND ACCESSORY STORES e*			2,772,666	0.77

APPAREL AND OTHER TEXTILE PRODUCTS e			474,285	0.13

AUTO REPAIR, SERVICES AND PARKING *			210,251	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			844,899	0.23

BUILDING MATERIALS AND GARDEN SUPPLIES
67,406		Lowe’s Cos, Inc	1,888,716	0.52
		Other	1,694,892	0.47

			3,583,608	0.99

BUSINESS SERVICES
51,168	*	eBay, Inc	1,996,575	0.55
10,263	*	Google, Inc (Class A)	5,821,892	1.62
367,495		Microsoft Corp	10,826,403	3.00
172,619	*	Oracle Corp	3,737,201	1.04
	e*	Other	18,094,057	5.02

			40,476,128	11.23

CHEMICALS AND ALLIED PRODUCTS
68,956		Abbott Laboratories	3,697,421	1.03
34,789	*	Amgen, Inc	1,968,014	0.55
88,111		Bristol-Myers Squibb Co	2,539,359	0.70
20,832	*	Genentech, Inc	1,625,313	0.45
41,808	*	Gilead Sciences, Inc	1,708,693	0.47
80,140		Merck & Co, Inc	4,142,437	1.15
24,366		Monsanto Co	2,089,141	0.58
55,824		Procter & Gamble Co	3,926,660	1.09
66,683		Schering-Plough Corp	2,109,183	0.58
	e*	Other	13,869,780	3.85

			37,676,001	10.45

COAL MINING e			1,249,594	0.35

COMMUNICATIONS
81,052	e*	Comcast Corp (Class A)	1,959,837	0.55
	e*	Other	5,993,917	1.66

			7,953,754	2.21

DEPOSITORY INSTITUTIONS			3,538,253	0.98

EATING AND DRINKING PLACES e*			3,230,024	0.90

EDUCATIONAL SERVICES e*			754,763	0.21

ELECTRIC, GAS, AND SANITARY SERVICES e*			6,719,409	1.86

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
38,725	*	Apple Computer, Inc	5,945,837	1.65
271,822	*	Cisco Systems, Inc	9,000,026	2.50
29,878		Honeywell International, Inc	1,776,845	0.49
260,125		Intel Corp	6,726,833	1.87
74,616		Qualcomm, Inc	3,153,272	0.87
64,181		Texas Instruments, Inc	2,348,383	0.65
	e*	Other	11,143,562	3.09

			40,094,758	11.12

ENGINEERING AND MANAGEMENT SERVICES e*			5,152,624	1.43

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS e*			$1,592,633	0.44%

FOOD AND KINDRED PRODUCTS
68,254		Coca-Cola Co	3,922,557	1.09
72,925		PepsiCo, Inc	5,342,486	1.48
	e*	Other	3,673,664	1.02

			12,938,707	3.59

FOOD STORES e*			948,081	0.26

FORESTRY			11,914	0.00	**

FURNITURE AND FIXTURES e			953,644	0.26

FURNITURE AND HOME FURNISHINGS STORES e*			1,037,933	0.29

GENERAL BUILDING CONTRACTORS e*			107,028	0.03

GENERAL MERCHANDISE STORES
38,294		Target Corp	2,434,350	0.68
79,236		Wal-Mart Stores, Inc	3,458,651	0.96
	e*	Other	2,489,219	0.69

			8,382,220	2.33

HEALTH SERVICES e*			6,634,348	1.84

HEAVY CONSTRUCTION, EXCEPT BUILDING *			416,945	0.12

HOLDING AND OTHER INVESTMENT OFFICES
59,100		iShares Russell 1000 Growth Index Fund	3,648,243	1.02
	e*	Other	3,184,697	0.88

			6,832,940	1.90

HOTELS AND OTHER LODGING PLACES e*			3,914,888	1.09

INDUSTRIAL MACHINERY AND EQUIPMENT
28,669		Caterpillar, Inc	2,248,510	0.62
101,697	*	Dell, Inc	2,806,837	0.78
93,948	*	EMC Corp	1,954,118	0.54
51,120	d	General Electric Co	2,116,368	0.59
119,821		Hewlett-Packard Co	5,965,888	1.66
48,682		International Business Machines Corp	5,734,740	1.59
	e*	Other	8,834,929	2.45

			29,661,390	8.23

INSTRUMENTS AND RELATED PRODUCTS
29,167		Baxter International, Inc	1,641,519	0.45
29,582		Emerson Electric Co	1,574,354	0.44
48,623		Johnson & Johnson	3,194,531	0.89
51,444		Medtronic, Inc	2,901,956	0.81
	e*	Other	10,975,486	3.04

			20,287,846	5.63

INSURANCE AGENTS, BROKERS AND SERVICE e			154,440	0.04

INSURANCE CARRIERS
59,997		UnitedHealth Group, Inc	2,905,655	0.81
	e*	Other	4,597,553	1.27

			7,503,208	2.08

JUSTICE, PUBLIC ORDER AND SAFETY *			148,593	0.04

LEATHER AND LEATHER PRODUCTS e*			1,041,903	0.29

METAL MINING e			2,495,841	0.69

82	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES			$242,923	0.07%

MISCELLANEOUS RETAIL
44,656		Walgreen Co	2,109,549	0.58
	e*	Other	5,539,859	1.54

			7,649,408	2.12

MOTION PICTURES e*			3,331,152	0.92

NONDEPOSITORY INSTITUTIONS
46,364		American Express Co	2,752,631	0.76
	e*	Other	2,620,338	0.73

			5,372,969	1.49

NONMETALLIC MINERALS, EXCEPT FUELS e			491,117	0.14

OIL AND GAS EXTRACTION
52,763		Schlumberger Ltd	5,540,115	1.54
	e*	Other	14,225,035	3.94

			19,765,150	5.48

PAPER AND ALLIED PRODUCTS e*			792,751	0.22

PERSONAL SERVICES e			576,283	0.16

PETROLEUM AND COAL PRODUCTS
51,447		Exxon Mobil Corp	4,761,934	1.32
	e	Other	2,452,630	0.68

			7,214,564	2.00

PRIMARY METAL INDUSTRIES
70,416		Corning, Inc	1,735,754	0.48
	e*	Other	2,407,967	0.67

			4,143,721	1.15

PRINTING AND PUBLISHING e			1,494,840	0.41

RAILROAD TRANSPORTATION e*			2,712,852	0.75

REAL ESTATE e*			716,235	0.20

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			1,444,796	0.40

SECURITY AND COMMODITY BROKERS
7,995		Goldman Sachs Group, Inc	1,732,836	0.48
	e*	Other	9,144,287	2.54

			10,877,123	3.02

SPECIAL TRADE CONTRACTORS e*			198,930	0.06

STONE, CLAY, AND GLASS PRODUCTS
30,174		3M Co	2,823,683	0.78
	e*	Other	475,857	0.13

			3,299,540	0.91

TOBACCO PRODUCTS
53,767		Altria Group, Inc	3,738,420	1.04
	e	Other	432,933	0.12

			4,171,353	1.16

TRANSPORTATION BY AIR e*			2,214,644	0.61

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
35,253		Boeing Co	$3,701,212	1.02%
15,760		Lockheed Martin Corp	1,709,802	0.47
27,150		United Technologies Corp	2,185,032	0.61
	e*	Other	4,029,431	1.12

			11,625,477	3.22

TRANSPORTATION SERVICES e			1,013,162	0.28

TRUCKING AND WAREHOUSING
30,052		United Parcel Service, Inc (Class B)	2,256,905	0.63
		Other	302,794	0.08

			2,559,699	0.71

WATER TRANSPORTATION *			607,544	0.17

WHOLESALE TRADE-DURABLE GOODS			1,350,966	0.37

WHOLESALE TRADE-NONDURABLE GOODS e*			3,038,701	0.84

		TOTAL COMMON STOCKS (Cost $312,994,145)	358,923,304	99.55

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES †d			789,737	0.22

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
29,126,448		State Street Navigator Securities Lending
		Prime Portfolio	29,126,448	8.08

		TOTAL SHORT-TERM INVESTMENTS (Cost $29,916,448)	29,916,185	8.30

		TOTAL PORTFOLIO (Cost $342,910,593)	388,839,489	107.85

		OTHER ASSETS & LIABILITIES, NET	(28,305,116)	(7.85)

		NET ASSETS	$360,534,373	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%

†	Notes mature 10/01/07.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $855,977.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
65,435		Walt Disney Co	$2,250,310	0.48%
	e	Other	509,309	0.11

			2,759,619	0.59

APPAREL AND ACCESSORY STORES *			807,034	0.17

APPAREL AND OTHER TEXTILE PRODUCTS e			778,321	0.17

AUTO REPAIR, SERVICES AND PARKING *			321,395	0.07

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			265,237	0.06

BUILDING MATERIALS AND GARDEN SUPPLIES			1,362,804	0.29

BUSINESS SERVICES e*			6,068,700	1.30

CHEMICALS AND ALLIED PRODUCTS
55,865		Dow Chemical Co	2,405,547	0.52
45,522		Du Pont (E.I.) de Nemours & Co	2,256,070	0.48
412,266		Pfizer, Inc	10,071,658	2.16
111,627		Procter & Gamble Co	7,851,843	1.69
	e*	Other	12,087,327	2.60

			34,672,445	7.45

COMMUNICATIONS
362,049		AT&T, Inc	15,318,293	3.29
165,156		Sprint Nextel Corp	3,137,964	0.67
170,435		Verizon Communications, Inc	7,546,862	1.62
	e*	Other	9,152,527	1.97

			35,155,646	7.55

DEPOSITORY INSTITUTIONS
260,730		Bank of America Corp	13,106,897	2.82
43,401		Bank of New York Mellon Corp/The	1,915,720	0.41
290,525		Citigroup, Inc	13,558,802	2.91
200,634		JPMorgan Chase & Co	9,193,050	1.98
102,139		US Bancorp	3,322,582	0.71
112,462		Wachovia Corp	5,639,969	1.21
51,895		Washington Mutual, Inc	1,832,412	0.39
197,241		Wells Fargo & Co	7,025,724	1.51
	e	Other	15,963,209	3.43

			71,558,365	15.37

EATING AND DRINKING PLACES
55,518		McDonald’s Corp	3,024,065	0.65

			3,024,065	0.65

ELECTRIC, GAS, AND SANITARY SERVICES e*			27,703,220	5.95

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
136,184		Motorola, Inc	2,523,490	0.54
	e*	Other	6,080,208	1.31

			8,603,698	1.85

ENGINEERING AND MANAGEMENT SERVICES e*			687,887	0.15

FABRICATED METAL PRODUCTS e*			2,105,067	0.45

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
46,101		Coca-Cola Co	$2,649,424	0.57%
94,097		Kraft Foods, Inc (Class A)	3,247,287	0.70
	e*	Other	8,773,886	1.88

			14,670,597	3.15

FOOD STORES			1,774,574	0.38

FORESTRY			1,125,836	0.24

FURNITURE AND FIXTURES e			1,108,660	0.24

FURNITURE AND HOME FURNISHINGS STORES e*			312,468	0.07

GENERAL BUILDING CONTRACTORS e*			1,152,467	0.25

GENERAL MERCHANDISE STORES e*			3,253,347	0.70

HEALTH SERVICES e*			2,781,066	0.60

HOLDING AND OTHER INVESTMENT OFFICES e*
163,017		iShares Russell 1000 Value Index Fund	14,011,311	3.01
	e*	Other	12,426,245	2.67

			26,437,556	5.68

HOTELS AND OTHER LODGING PLACES e			455,273	0.10

INDUSTRIAL MACHINERY AND EQUIPMENT
12,538		Deere & Co	1,860,890	0.40
537,106	d	General Electric Co	22,236,188	4.78
16,322		International Business Machines Corp	1,922,732	0.41
	*	Other	3,926,989	0.84

			29,946,799	6.43

INSTRUMENTS AND RELATED PRODUCTS
106,345		Johnson & Johnson	6,986,867	1.50
	e*	Other	5,976,007	1.29

			12,962,874	2.79

INSURANCE AGENTS, BROKERS AND SERVICE
18,608		Hartford Financial Services Group, Inc	1,722,170	0.37
	e	Other	2,003,217	0.43

			3,725,387	0.80

INSURANCE CARRIERS
35,666		Allstate Corp	2,039,739	0.44
122,392		American International Group, Inc	8,279,819	1.78
27,702		Metlife, Inc	1,931,660	0.42
20,565		Prudential Financial, Inc	2,006,733	0.43
38,920		Travelers Cos, Inc/The	1,959,233	0.42
	e*	Other	17,195,335	3.69

			33,412,519	7.18

LOCAL AND INTERURBAN PASSENGER TRANSIT			177,438	0.04

LUMBER AND WOOD PRODUCTS e			101,328	0.02

METAL MINING			1,077,088	0.23

MISCELLANEOUS MANUFACTURING INDUSTRIES *			2,522,741	0.54

MISCELLANEOUS RETAIL e*			2,636,751	0.57

84	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

MOTION PICTURES
189,292		Time Warner, Inc	$3,475,401	0.75%
	e*	Other	2,433,567	0.52

			5,908,968	1.27

NONDEPOSITORY INSTITUTIONS
57,074		Fannie Mae	3,470,670	0.75
	e*	Other	5,281,416	1.13

			8,752,086	1.88

OIL AND GAS EXTRACTION e*			4,129,868	0.89

PAPER AND ALLIED PRODUCTS *			3,187,554	0.69

PERSONAL SERVICES			289,328	0.06

PETROLEUM AND COAL PRODUCTS
19,438		Apache Corp	1,750,586	0.37
126,217		Chevron Corp	11,811,387	2.54
95,996		ConocoPhillips	8,425,569	1.81
26,112		Devon Energy Corp	2,172,518	0.47
263,318		Exxon Mobil Corp	24,372,714	5.24
40,203		Marathon Oil Corp	2,292,375	0.49
48,880		Occidental Petroleum Corp	3,132,230	0.67
	e*	Other	4,703,112	1.01

			58,660,491	12.60

PIPELINES, EXCEPT NATURAL GAS			906,348	0.20

PRIMARY METAL INDUSTRIES
50,954		Alcoa, Inc	1,993,320	0.43
		Other	1,927,713	0.41

			3,921,033	0.84

PRINTING AND PUBLISHING e*			2,159,607	0.46

RAILROAD TRANSPORTATION e*			2,329,179	0.50

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			442,746	0.09

SECURITY AND COMMODITY BROKERS
13,451		Goldman Sachs Group, Inc	2,915,370	0.63
31,218		Lehman Brothers Holdings, Inc	1,927,087	0.41
38,239		Merrill Lynch & Co, Inc	2,725,676	0.59
58,322		Morgan Stanley	3,674,286	0.79
	e*	Other	3,229,507	0.69

			14,471,926	3.11

STONE, CLAY, AND GLASS PRODUCTS e*			650,754	0.14

TOBACCO PRODUCTS
52,910		Altria Group, Inc	3,678,832	0.79
	e	Other	1,061,576	0.23

			4,740,408	1.02

TRANSPORTATION BY AIR e*			1,195,438	0.26

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
20,314		General Dynamics Corp	$1,715,924	0.37%
22,684		United Technologies Corp	1,825,608	0.39
	e*	Other	5,862,255	1.26

			9,403,787	2.02

TRANSPORTATION SERVICES e			71,307	0.01

TRUCKING AND WAREHOUSING e*			122,281	0.03

WATER TRANSPORTATION e			1,445,805	0.31

WHOLESALE TRADE-DURABLE GOODS *			976,632	0.21

WHOLESALE TRADE-NONDURABLE GOODS e			587,311	0.13

		TOTAL COMMON STOCKS
		(Cost $412,624,109)	459,861,129	98.80

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB),
$5,150,000	d	0.000%, 10/01/07	5,148,283	1.10

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
21,771,176		State Street Navigator Securities Lending
		Prime Portfolio	21,771,176	4.68

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $26,921,176)	26,919,459	5.78

		TOTAL PORTFOLIO
		(Cost $439,545,285)	486,780,588	104.58
		OTHER ASSETS & LIABILITIES, NET	(21,333,785)	(4.58)

		NET ASSETS	$465,446,803	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $5,520,883.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	85

SUMMARY PORTFOLIO OF INVESTMENTS

EQUITY INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS *			$43,770	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			167,510	0.01

AGRICULTURAL SERVICES *			16,330	0.00	**

AMUSEMENT AND RECREATION SERVICES
151,058		Walt Disney Co	5,194,885	0.40
	e*	Other	3,134,399	0.24

			8,329,284	0.64

APPAREL AND ACCESSORY STORES e*			7,311,375	0.57

APPAREL AND OTHER TEXTILE PRODUCTS e*			2,374,669	0.18

AUTO REPAIR, SERVICES AND PARKING e*			1,168,023	0.09

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			1,957,482	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES e*			7,918,695	0.61

BUSINESS SERVICES
17,489	*	Google, Inc (Class A)	9,920,985	0.77
626,814		Microsoft Corp	18,465,968	1.43
294,479	*	Oracle Corp	6,375,470	0.49
	e*	Other	52,864,618	4.08

			87,627,041	6.77

CHEMICALS AND ALLIED PRODUCTS
117,455		Abbott Laboratories	6,297,937	0.49
82,992	*	Amgen, Inc	4,694,857	0.36
150,107		Bristol-Myers Squibb Co	4,326,084	0.34
165,442		Merck & Co, Inc	8,551,697	0.66
535,915		Pfizer, Inc	13,092,403	1.01
239,752		Procter & Gamble Co	16,864,156	1.30
102,610		Wyeth	4,571,275	0.35
	e*	Other	58,354,299	4.51

			116,752,708	9.02

COAL MINING e*			2,261,937	0.18

COMMUNICATIONS
470,609		AT&T, Inc	19,911,467	1.54
225,621	*	Comcast Corp (Class A)	5,455,516	0.42
221,483		Verizon Communications, Inc	9,807,267	0.76
	e,v*	Other	27,024,410	2.09

			62,198,660	4.81

DEPOSITORY INSTITUTIONS
338,473		Bank of America Corp	17,015,038	1.31
377,294		Citigroup, Inc	17,608,311	1.36
260,481		JPMorgan Chase & Co	11,935,239	0.92
145,931		Wachovia Corp	7,318,440	0.57
256,370		Wells Fargo & Co	9,131,899	0.71
	e*	Other	44,181,360	3.41

			107,190,287	8.28

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
90,939		McDonald’s Corp	$4,953,447	0.38%
	e*	Other	6,392,943	0.50

			11,346,390	0.88

EDUCATIONAL SERVICES e*			1,726,710	0.13

ELECTRIC, GAS, AND SANITARY SERVICES e*			50,968,013	3.94

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
66,007	*	Apple Computer, Inc	10,134,715	0.78
463,411	*	Cisco Systems, Inc	15,343,538	1.19
443,617		Intel Corp	11,471,936	0.89
127,111		Qualcomm, Inc	5,371,711	0.41
	e*	Other	44,931,603	3.47

			87,253,503	6.74

ENGINEERING AND MANAGEMENT SERVICES e*			12,300,716	0.95

ENVIRONMENTAL QUALITY AND HOUSING e*			15,631	0.00	**

FABRICATED METAL PRODUCTS e*			7,017,592	0.54

FOOD AND KINDRED PRODUCTS
176,276		Coca-Cola Co	10,130,582	0.78
124,401		PepsiCo, Inc	9,113,617	0.70
	e*	Other	22,961,542	1.78

			42,205,741	3.26

FOOD STORES e*			4,295,442	0.33

FORESTRY			1,457,516	0.11

FURNITURE AND FIXTURES e*			3,855,690	0.30

FURNITURE AND HOME FURNISHINGS STORES e*			2,410,986	0.19

GENERAL BUILDING CONTRACTORS e*			2,336,078	0.18

GENERAL MERCHANDISE STORES
184,141		Wal-Mart Stores, Inc	8,037,755	0.62
	e*	Other	10,763,751	0.83

			18,801,506	1.45

HEALTH SERVICES e*			16,552,650	1.28

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			960,631	0.08

HOLDING AND OTHER INVESTMENT OFFICES e*			29,127,604	2.25

HOTELS AND OTHER LODGING PLACES e*			7,817,363	0.60

INDUSTRIAL MACHINERY AND EQUIPMENT
173,413	*	Dell, Inc	4,786,199	0.37
785,346	d	General Electric Co	32,513,324	2.51
204,314		Hewlett-Packard Co	10,172,794	0.79
104,200		International Business Machines Corp	12,274,760	0.95
	e,m,v*	Other	34,457,893	2.66

			94,204,970	7.28

86	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

EQUITY INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
220,969		Johnson & Johnson	$14,517,728	1.12%
87,658		Medtronic, Inc	4,944,788	0.38
	e*	Other	38,768,025	3.00

			58,230,541	4.50

INSURANCE AGENTS, BROKERS AND SERVICE e*			5,492,554	0.43

INSURANCE CARRIERS
170,933		American International Group, Inc	11,563,684	0.90
102,257		UnitedHealth Group, Inc	4,952,307	0.38
	e*	Other	43,610,281	3.37

			60,126,272	4.65

JUSTICE, PUBLIC ORDER AND SAFETY e*			349,594	0.03

LEATHER AND LEATHER PRODUCTS e*			2,246,021	0.17

LEGAL SERVICES *			205,196	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT *			233,560	0.02

LUMBER AND WOOD PRODUCTS e*			296,980	0.02

METAL MINING e*			6,078,153	0.47

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			4,166,599	0.32

MISCELLANEOUS RETAIL
112,565		CVS Corp	4,460,951	0.35
	e*	Other	13,228,909	1.02

			17,689,860	1.37

MOTION PICTURES
287,140		Time Warner, Inc	5,271,890	0.41
	e*	Other	8,759,532	0.67

			14,031,422	1.08

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			60,787	0.01

NONDEPOSITORY INSTITUTIONS e*
78,931		American Express Co	4,686,133	0.36
74,271		Fannie Mae	4,516,420	0.35
		Other	12,329,153	0.95

			21,531,706	1.66

NONMETALLIC MINERALS, EXCEPT FUELS e*			1,064,554	0.08

OIL AND GAS EXTRACTION
90,044		Schlumberger Ltd	9,454,620	0.73
	e,m,v*	Other	33,582,436	2.60

			43,037,056	3.33

PAPER AND ALLIED PRODUCTS e*			6,209,467	0.48

PERSONAL SERVICES e*			1,892,487	0.15

PETROLEUM AND COAL PRODUCTS
164,119		Chevron Corp	15,358,256	1.19
124,825		ConocoPhillips	10,955,890	0.85
430,034		Exxon Mobil Corp	39,803,947	3.07
	e*	Other	22,562,587	1.74

			88,680,680	6.85

Shares		Company	Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS			$1,160,573	0.09%

PRIMARY METAL INDUSTRIES e*			13,721,658	1.06

PRINTING AND PUBLISHING e*			6,415,098	0.50

RAILROAD TRANSPORTATION e*			7,739,291	0.60

REAL ESTATE e*			1,313,067	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			3,697,609	0.29

SECURITY AND COMMODITY BROKERS
31,145		Goldman Sachs Group, Inc	6,750,367	0.52
67,884		Merrill Lynch & Co, Inc	4,838,772	0.38
80,463		Morgan Stanley	5,069,169	0.39
	e*	Other	22,236,331	1.72

			38,894,639	3.01

SOCIAL SERVICES e*			171,232	0.01

SPECIAL TRADE CONTRACTORS e*			831,277	0.06

STONE, CLAY, AND GLASS PRODUCTS
54,884		3M Co	5,136,045	0.40
	e*	Other	1,481,956	0.11

			6,618,001	0.51

TEXTILE MILL PRODUCTS e*			47,928	0.00	**

TOBACCO PRODUCTS
160,526		Altria Group, Inc	11,161,373	0.86
	e	Other	2,288,500	0.18

			13,449,873	1.04

TRANSPORTATION BY AIR e*			6,103,623	0.47

TRANSPORTATION EQUIPMENT
60,091		Boeing Co	6,308,954	0.49
75,981		United Technologies Corp	6,114,951	0.47
	e*	Other	21,860,972	1.69

			34,284,877	2.65

TRANSPORTATION SERVICES e*			2,337,129	0.18

TRUCKING AND WAREHOUSING e*			4,920,847	0.38

WATER TRANSPORTATION e*			3,799,157	0.29

WHOLESALE TRADE-DURABLE GOODS e*			5,029,426	0.39

WHOLESALE TRADE-NONDURABLE GOODS e*			7,643,491	0.59

		TOTAL COMMON STOCKS
		(Cost $916,127,046)	1,289,774,788	99.67

MUTUAL FUNDS			18,091	0.00	**

		TOTAL MUTUAL FUNDS
		(Cost $17,993)

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	87

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

EQUITY INDEX FUND ▪ SEPTEMBER 30, 2007

Shares	Company	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES †		$3,368,877	0.26%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
89,710,274	State Street Navigator Securities Lending
	Prime Portfolio	89,710,274	6.93

		89,710,274	6.93

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $93,080,274)	93,079,151	7.19

	TOTAL PORTFOLIO
	(Cost $1,009,225,313)	1,382,872,030	106.86
	OTHER ASSETS & LIABILITIES, NET	(88,783,470)	(6.86)

	NET ASSETS	$1,294,088,560	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

†	Notes mature 10/01/07.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $3,617,277.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

88	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

S&P 500 INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
161,370		Walt Disney Co	$5,549,514	0.47%
		Other	1,323,509	0.12

			6,873,023	0.59

APPAREL AND ACCESSORY STORES			4,383,887	0.37

APPAREL AND OTHER TEXTILE PRODUCTS			1,505,309	0.13

AUTO REPAIR, SERVICES AND PARKING			250,390	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS			688,014	0.06

BUILDING MATERIALS AND GARDEN SUPPLIES			8,007,258	0.68

BUSINESS SERVICES
19,166	*	Google, Inc (Class A)	10,872,297	0.93
672,158		Microsoft Corp	19,801,775	1.69
330,102	*	Oracle Corp	7,146,708	0.61
		Other	32,910,065	2.79

			70,730,845	6.02

CHEMICALS AND ALLIED PRODUCTS
128,934		Abbott Laboratories	6,913,441	0.59
90,537	*	Amgen, Inc	5,121,678	0.43
180,991		Merck & Co, Inc	9,355,425	0.80
577,547		Pfizer, Inc	14,109,473	1.20
260,714		Procter & Gamble Co	18,338,623	1.56
111,337		Wyeth	4,960,063	0.42
		Other	48,002,330	4.09

			106,801,033	9.09

COAL MINING			1,762,837	0.15

COMMUNICATIONS
507,856		AT&T, Inc	21,487,387	1.83
256,131	*	Comcast Corp (Class A)	6,193,248	0.53
240,534		Verizon Communications, Inc	10,650,846	0.91
	e	Other	14,056,186	1.19

			52,387,667	4.46

DEPOSITORY INSTITUTIONS
369,047		Bank of America Corp	18,551,993	1.58
414,632		Citigroup, Inc	19,350,875	1.65
281,666		JPMorgan Chase & Co	12,905,936	1.10
158,561		Wachovia Corp	7,951,834	0.68
277,617		Wells Fargo & Co	9,888,718	0.84
	e	Other	33,784,043	2.87

			102,433,399	8.72

EATING AND DRINKING PLACES
99,527		McDonald’s Corp	5,421,236	0.46
		Other	3,877,550	0.33

			9,298,786	0.79

EDUCATIONAL SERVICES			708,567	0.06

ELECTRIC, GAS, AND SANITARY SERVICES			41,087,702	3.50

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
72,461	*	Apple Computer, Inc	$11,125,662	0.95%
507,018	*	Cisco Systems, Inc	16,787,366	1.43
486,027		Intel Corp	12,568,658	1.07
139,175		Qualcomm, Inc	5,881,536	0.50
	e	Other	29,840,931	2.54

			76,204,153	6.49

ENGINEERING AND MANAGEMENT SERVICES			6,151,357	0.52

FABRICATED METAL PRODUCTS			4,209,403	0.36

FOOD AND KINDRED PRODUCTS
166,484		Coca-Cola Co	9,567,835	0.82
135,318		PepsiCo, Inc	9,913,397	0.84
	e	Other	20,911,303	1.78

			40,392,535	3.44

FOOD STORES			4,092,916	0.35

FORESTRY			1,244,789	0.10

FURNITURE AND FIXTURES			2,917,098	0.25

FURNITURE AND HOME FURNISHINGS STORES			892,065	0.08

GENERAL BUILDING CONTRACTORS			1,205,579	0.10

GENERAL MERCHANDISE STORES
201,520		Wal-Mart Stores, Inc	8,796,348	0.75
	e	Other	10,938,068	0.93

			19,734,416	1.68

HEALTH SERVICES			12,802,372	1.09

HOLDING AND OTHER INVESTMENT OFFICES
222,800		SPDR Trust Series 1	33,994,824	2.89
		Other	13,680,664	1.17

			47,675,488	4.06

HOTELS AND OTHER LODGING PLACES			4,277,868	0.36

INDUSTRIAL MACHINERY AND EQUIPMENT
187,966	*	Dell, Inc	5,187,862	0.44
854,384	d	General Electric Co	35,371,498	3.01
214,628		Hewlett-Packard Co	10,686,328	0.91
112,855		International Business Machines Corp	13,294,319	1.13
		Other	22,931,351	1.96

			87,471,358	7.45

INSTRUMENTS AND RELATED PRODUCTS
240,300		Johnson & Johnson	15,787,710	1.34
95,212		Medtronic, Inc	5,370,909	0.46
	e	Other	30,038,364	2.56

			51,196,983	4.36

INSURANCE AGENTS, BROKERS AND SERVICE			4,714,990	0.40

INSURANCE CARRIERS
214,928		American International Group, Inc	14,539,879	1.24
110,283		UnitedHealth Group, Inc	5,341,006	0.46
		Other	35,859,434	3.05

			55,740,319	4.75

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	89

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

S&P 500 INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

LEATHER AND LEATHER PRODUCTS			$1,458,090	0.12%

METAL MINING			5,021,916	0.43

MISCELLANEOUS MANUFACTURING INDUSTRIES			3,991,268	0.34

MISCELLANEOUS RETAIL			16,101,509	1.37

MOTION PICTURES
310,152		Time Warner, Inc	5,694,391	0.48
		Other	8,309,742	0.71

			14,004,133	1.19

NONDEPOSITORY INSTITUTIONS
98,589		American Express Co	5,853,229	0.50
		Other	16,388,315	1.39

			22,241,544	1.89

NONMETALLIC MINERALS, EXCEPT FUELS			712,754	0.06

OIL AND GAS EXTRACTION
99,102		Schlumberger Ltd	10,405,710	0.88
		Other	21,944,047	1.87

			32,349,757	2.75

PAPER AND ALLIED PRODUCTS			4,995,683	0.43

PERSONAL SERVICES			995,837	0.08

PETROLEUM AND COAL PRODUCTS
178,321		Chevron Corp	16,687,279	1.42
135,734		ConocoPhillips	11,913,373	1.01
462,146		Exxon Mobil Corp	42,776,234	3.64
		Other	21,790,948	1.86

			93,167,834	7.93

PIPELINES, EXCEPT NATURAL GAS			1,257,415	0.11

PRIMARY METAL INDUSTRIES			11,081,105	0.94

PRINTING AND PUBLISHING			4,191,262	0.36

RAILROAD TRANSPORTATION			7,806,532	0.66

REAL ESTATE			417,600	0.04

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			3,336,858	0.28

SECURITY AND COMMODITY BROKERS
33,981		Goldman Sachs Group, Inc	7,365,042	0.63
72,207		Merrill Lynch & Co, Inc	5,146,915	0.44
87,433		Morgan Stanley	5,508,279	0.47
		Other	15,406,235	1.31

			33,426,471	2.85

STONE, CLAY, AND GLASS PRODUCTS
59,986		3M Co	5,613,490	0.48

			5,613,490	0.48

TOBACCO PRODUCTS
174,717		Altria Group, Inc	12,148,073	1.04
	e	Other	1,547,609	0.13

			13,695,682	1.17

TRANSPORTATION BY AIR			3,627,160	0.31

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
65,255		Boeing Co	$6,851,122	0.58%
82,341		United Technologies Corp	6,626,804	0.57
	e	Other	19,393,124	1.65

			32,871,050	2.80

TRANSPORTATION SERVICES			765,489	0.07

TRUCKING AND WAREHOUSING
88,304		United Parcel Service, Inc (Class B)	6,631,630	0.57

			6,631,630	0.57

WATER TRANSPORTATION			1,749,049	0.15

WHOLESALE TRADE-DURABLE GOODS			1,027,224	0.09

WHOLESALE TRADE-NONDURABLE GOODS			4,454,080	0.38

		TOTAL COMMON STOCKS
		(Cost $947,454,314)	1,154,834,828	98.33

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank, (FHLB)
$17,490,000	d	0.000%, 10/01/07	17,484,170	1.49

			17,484,170	1.49

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
9,138,221	State Street Navigator Securities Lending
	Prime Portfolio	9,138,221	0.78

		9,138,221	0.78

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,628,221)	26,622,391	2.27

	TOTAL PORTFOLIO - 100.59%
	(Cost $974,082,535)	1,181,457,219	100.60
	OTHER ASSETS & LIABILITIES, NET	(7,047,041)	(0.60)

	NET ASSETS - 100.00%	$1,174,410,178	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $18,924,890.

e	All or a portion of these securities are out on loan.

ABBREVIATION:

SPDR - Standard & Poor’s Depository Receipts

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

90	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES *			$534,086	0.73%

APPAREL AND ACCESSORY STORES *			1,178,488	1.62

APPAREL AND OTHER TEXTILE PRODUCTS e			284,983	0.39

AUTO REPAIR, SERVICES AND PARKING *			127,232	0.17

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			516,674	0.71

BUILDING MATERIALS AND GARDEN SUPPLIES			153,259	0.21

BUSINESS SERVICES
8,358	*	Electronic Arts, Inc	467,964	0.64
9,923	*	Juniper Networks, Inc	363,281	0.50
2,138		Mastercard, Inc (Class A)	316,360	0.43
	e*	Other	5,852,671	8.03

			7,000,276	9.60

CHEMICALS AND ALLIED PRODUCTS
10,857		Avon Products, Inc	407,463	0.56
8,581	*	Forest Laboratories, Inc	319,985	0.44
	e*	Other	3,655,769	5.01

			4,383,217	6.01

COAL MINING
7,110		Peabody Energy Corp	340,356	0.46
		Other	405,740	0.56

			746,096	1.02

COMMUNICATIONS
11,210	*	American Tower Corp (Class A)	488,083	0.67
4,625	*	NII Holdings, Inc	379,944	0.52
	e*	Other	2,055,525	2.82

			2,923,552	4.01

DEPOSITORY INSTITUTIONS
4,991		Northern Trust Corp	330,754	0.45
		Other	324,895	0.45

			655,649	0.90

EATING AND DRINKING PLACES
14,050		Yum! Brands, Inc	475,312	0.65
	e*	Other	579,888	0.80

			1,055,200	1.45

EDUCATIONAL SERVICES *			438,733	0.60

ELECTRIC, GAS, AND SANITARY SERVICES
17,905	*	AES Corp	358,816	0.49
3,751		Constellation Energy Group, Inc	321,798	0.44
7,724		PPL Corp	357,621	0.49
13,369		Williams Cos, Inc	455,348	0.63
	e*	Other	1,295,968	1.78

			2,789,551	3.83

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
8,771		Analog Devices, Inc	$317,159	0.43%
12,562	*	Broadcom Corp (Class A)	457,759	0.63
3,098		Garmin Ltd	369,901	0.51
6,014	*	MEMC Electronic Materials, Inc	353,984	0.49
14,599	*	Nvidia Corp	529,068	0.72
	e*	Other	4,671,796	6.41

			6,699,667	9.19

ENGINEERING AND MANAGEMENT SERVICES
2,360		Fluor Corp	339,793	0.47
5,964	*	McDermott International, Inc	322,533	0.44
9,097		Paychex, Inc	372,977	0.51
	*	Other	1,017,229	1.40

			2,052,532	2.82

FABRICATED METAL PRODUCTS e*			369,273	0.51

FOOD AND KINDRED PRODUCTS
5,656		Wrigley (Wm.) Jr Co	363,285	0.50
	e*	Other	894,952	1.23

			1,258,237	1.73

FOOD STORES e*			217,962	0.30

FORESTRY			9,512	0.01

FURNITURE AND FIXTURES			78,617	0.11

FURNITURE AND HOME FURNISHINGS STORES e*			616,945	0.85

GENERAL BUILDING CONTRACTORS e*			54,373	0.08

GENERAL MERCHANDISE STORES
6,054		JC Penney Co, Inc	383,642	0.52
12,187		TJX Cos, Inc	354,276	0.49
	*	Other	253,212	0.35

			991,130	1.36

HEALTH SERVICES
7,714		Cigna Corp	411,079	0.57
5,924	*	Express Scripts, Inc	330,678	0.45
	e*	Other	1,525,960	2.09

			2,267,717	3.11

HEAVY CONSTRUCTION, EXCEPT BUILDING *			247,857	0.34

HOLDING AND OTHER INVESTMENT OFFICES
23,570		iShares Russell Midcap Growth Index Fund	2,736,477	3.76
6,017		Prologis	399,228	0.55
	e*	Other	1,183,909	1.62

			4,319,614	5.93

HOTELS AND OTHER LODGING PLACES
10,451		Hilton Hotels Corp	485,867	0.67
5,771		Starwood Hotels & Resorts Worldwide, Inc	350,588	0.48
	e	Other	460,696	0.63

			1,297,151	1.78

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	91

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
2,798		Cummins, Inc	$357,836	0.49%
8,912		International Game Technology	384,107	0.53
	e*	Other	3,770,611	5.17

			4,512,554	6.19

INSTRUMENTS AND RELATED PRODUCTS
10,824	*	Agilent Technologies, Inc	399,189	0.55
8,132		Allergan, Inc	524,270	0.72
4,485		Rockwell Collins, Inc	327,584	0.45
9,075	*	St. Jude Medical, Inc	399,935	0.55
	e*	Other	2,428,586	3.33

			4,079,564	5.60

INSURANCE AGENTS, BROKERS AND SERVICE			98,074	0.14

INSURANCE CARRIERS *			858,837	1.18

JUSTICE, PUBLIC ORDER AND SAFETY *			86,047	0.12

LEATHER AND LEATHER PRODUCTS
9,958	*	Coach, Inc	470,715	0.64
	e*	Other	144,319	0.20

			615,034	0.84

METAL MINING e			144,108	0.20

MISCELLANEOUS MANUFACTURING INDUSTRIES			151,817	0.21

MISCELLANEOUS RETAIL e*			798,187	1.09

MOTION PICTURES e*			203,543	0.28

NONDEPOSITORY INSTITUTIONS
6,672		Textron, Inc	415,065	0.57
	e*	Other	178,155	0.24

			593,220	0.81

NONMETALLIC MINERALS, EXCEPT FUELS			308,988	0.42

OIL AND GAS EXTRACTION
6,115		GlobalSantaFe Corp	464,862	0.64
4,739	d*	National Oilwell Varco, Inc	684,786	0.94
7,190		Noble Corp	352,670	0.48
5,376		Smith International, Inc	383,846	0.53
9,026	*	Weatherford International Ltd	606,367	0.83
	e*	Other	2,819,050	3.87

			5,311,581	7.29

PAPER AND ALLIED PRODUCTS *			121,369	0.17

PERSONAL SERVICES e			342,994	0.47

PETROLEUM AND COAL PRODUCTS			686,925	0.94

PRIMARY METAL INDUSTRIES
3,683		Precision Castparts Corp	545,010	0.75
	e*	Other	793,556	1.09

			1,338,566	1.84

PRINTING AND PUBLISHING e			424,587	0.58

RAILROAD TRANSPORTATION e*			126,635	0.17

REAL ESTATE e*			421,897	0.58

Shares		Company	Value	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS *			$297,510	0.41%

SECURITY AND COMMODITY BROKERS
2,456	e	Nymex Holdings, Inc	319,722	0.44
7,127		T Rowe Price Group, Inc	396,903	0.54
	e*	Other	1,691,239	2.32

			2,407,864	3.30

SPECIAL TRADE CONTRACTORS e*			113,232	0.15

STONE, CLAY, AND GLASS PRODUCTS *			292,183	0.40

TOBACCO PRODUCTS			259,349	0.36

TRANSPORTATION BY AIR e*			600,812	0.83

TRANSPORTATION EQUIPMENT
6,907		Harley-Davidson, Inc	319,172	0.44
	e*	Other	973,296	1.33

			1,292,468	1.77

TRANSPORTATION SERVICES e			598,954	0.82

TRUCKING AND WAREHOUSING			176,555	0.24

WATER TRANSPORTATION *			127,992	0.18

WHOLESALE TRADE-DURABLE GOODS e*			791,554	1.09

WHOLESALE TRADE-NONDURABLE GOODS e*			606,184	0.83

		TOTAL COMMON STOCKS (Cost $57,807,757)	72,056,767	98.87

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$1,250,000	d	0.000%, 10/01/07	1,249,583	1.72

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
3,064,401	State Street Navigator Securities Lending Prime Portfolio	3,064,401	4.20

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,314,401)	4,313,984	5.92

	TOTAL PORTFOLIO (Cost $62,122,158)	76,370,751	104.79
	OTHER ASSETS & LIABILITIES, NET	(3,489,151)	(4.79)

	NET ASSETS - 100.00%	$72,881,600	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of 1,289,321.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

92	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES e			$773,389	0.42%

APPAREL AND ACCESSORY STORES
53,082		Gap, Inc	978,832	0.53
	*	Other	247,333	0.13

			1,226,165	0.66

APPAREL AND OTHER TEXTILE PRODUCTS e			1,143,388	0.61

AUTO REPAIR, SERVICES AND PARKING e*			492,730	0.27

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			340,741	0.18

BUSINESS SERVICES
15,591	*	Computer Sciences Corp	871,537	0.47
	e*	Other	4,888,987	2.62

			5,760,524	3.09

CHEMICALS AND ALLIED PRODUCTS
10,165		Air Products & Chemicals, Inc	993,730	0.53
20,327		Lyondell Chemical Co	942,156	0.51
14,533		PPG Industries, Inc	1,097,968	0.59
	e*	Other	5,030,874	2.70

			8,064,728	4.33

COMMUNICATIONS
11,421	*	Liberty Media Corp - Capital (Series A)	1,425,683	0.77
143,552	e*	Qwest Communications International, Inc	1,314,936	0.70
	e*	Other	5,049,315	2.71

			7,789,934	4.18

DEPOSITORY INSTITUTIONS
34,730		Keycorp	1,122,821	0.60
22,988		Marshall & Ilsley Corp	1,006,185	0.54
	e	Other	10,325,360	5.55

			12,454,366	6.69

ELECTRIC, GAS, AND SANITARY SERVICES
18,352	e	Ameren Corp	963,480	0.52
35,301		American Electric Power Co, Inc	1,626,670	0.87
23,919	e	Consolidated Edison, Inc	1,107,450	0.60
28,843		Edison International	1,599,344	0.86
61,531		El Paso Corp	1,044,181	0.56
31,115		PG&E Corp	1,487,297	0.80
22,972		Progress Energy, Inc	1,076,238	0.58
23,529		Sempra Energy	1,367,505	0.73
	e*	Other	13,969,422	7.50

			24,241,587	13.02

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
11,439		Eaton Corp	1,132,919	0.61
	e*	Other	5,829,509	3.13

			6,962,428	3.74

ENGINEERING AND MANAGEMENT SERVICES e*			1,002,295	0.54

FABRICATED METAL PRODUCTS
10,229		Parker Hannifin Corp	1,143,909	0.62
	e*	Other	1,434,556	0.77

			2,578,465	1.39

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
10,647		Bunge Ltd	$1,144,020	0.61%
44,092		ConAgra Foods, Inc	1,152,124	0.62
	e*	Other	5,751,644	3.09

			8,047,788	4.32

FOOD STORES
39,092		Safeway, Inc	1,294,336	0.70
		Other	725,079	0.39

			2,019,415	1.09

FORESTRY			303,228	0.16

FURNITURE AND FIXTURES			1,261,901	0.68

FURNITURE AND HOME FURNISHINGS STORES e*			492,139	0.26

GENERAL BUILDING CONTRACTORS e*			1,757,413	0.94

GENERAL MERCHANDISE STORES e*			359,412	0.19

HEALTH SERVICES e*			1,588,048	0.85

HOLDING AND OTHER INVESTMENT OFFICES
19,607	e*	Archstone-Smith Trust	1,179,165	0.63
7,139		AvalonBay Communities, Inc	842,830	0.45
9,070		Boston Properties, Inc	942,373	0.51
25,739		Equity Residential	1,090,304	0.59
46,213		Host Marriott Corp	1,037,020	0.56
25,915		iShares Russell Midcap Value Index Fund	3,920,940	2.10
19,009		Kimco Realty Corp	859,397	0.46
11,875		Vornado Realty Trust	1,298,531	0.70
	e*	Other	10,765,552	5.78

			21,936,112	11.78

HOTELS AND OTHER LODGING PLACES			632,048	0.34

INDUSTRIAL MACHINERY AND EQUIPMENT
25,045		Ingersoll-Rand Co Ltd (Class A)	1,364,201	0.73
	e*	Other	4,572,777	2.46

			5,936,978	3.19

INSTRUMENTS AND RELATED PRODUCTS
82,976	*	Xerox Corp	1,438,804	0.77
	e*	Other	2,427,237	1.31

			3,866,041	2.08

INSURANCE AGENTS, BROKERS AND SERVICE
26,134		AON Corp	1,171,065	0.63
	e	Other	622,286	0.33

			1,793,351	0.96

INSURANCE CARRIERS
38,207		Genworth Financial, Inc (Class A)	1,174,101	0.63
22,377		Principal Financial Group	1,411,765	0.76
14,535		XL Capital Ltd (Class A)	1,151,172	0.62
	e*	Other	13,270,178	7.13

			17,007,216	9.14

LOCAL AND INTERURBAN PASSENGER TRANSIT			262,495	0.14

LUMBER AND WOOD PRODUCTS e			166,018	0.09

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	93

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES
13,513		Fortune Brands, Inc	$1,101,174	0.59%
	*	Other	781,604	0.42

			1,882,778	1.01

MISCELLANEOUS RETAIL e*			544,855	0.29

MOTION PICTURES e*			384,349	0.21

NONDEPOSITORY INSTITUTIONS e*			1,724,634	0.93

OIL AND GAS EXTRACTION e*			4,027,967	2.16

PAPER AND ALLIED PRODUCTS *			1,958,204	1.05

PERSONAL SERVICES			453,008	0.24

PETROLEUM AND COAL PRODUCTS
24,686		Hess Corp	1,642,360	0.88
16,655		Murphy Oil Corp	1,164,018	0.63
12,978		Noble Energy, Inc	908,979	0.49
	e*	Other	1,118,086	0.60

			4,833,443	2.60

PIPELINES, EXCEPT NATURAL GAS
55,706		Spectra Energy Corp	1,363,683	0.73

			1,363,683	0.73

PRIMARY METAL INDUSTRIES
10,473		United States Steel Corp	1,109,510	0.60
		Other	589,080	0.31

			1,698,590	0.91

PRINTING AND PUBLISHING
20,773		Gannett Co, Inc	907,780	0.49
	e*	Other	2,302,231	1.23

			3,210,011	1.72

RAILROAD TRANSPORTATION
32,083	d	CSX Corp	1,370,907	0.74
	e*	Other	88,017	0.05

			1,458,924	0.79

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			658,696	0.36

SECURITY AND COMMODITY BROKERS
20,737		Ameriprise Financial, Inc	1,308,712	0.70
	e*	Other	2,271,505	1.22

			3,580,217	1.92

STONE, CLAY, AND GLASS PRODUCTS e*			533,083	0.29

TOBACCO PRODUCTS e			643,987	0.35

TRANSPORTATION BY AIR
54,610		Southwest Airlines Co	808,228	0.44
	e*	Other	522,539	0.28

			1,330,767	0.72

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
178,671	e*	Ford Motor Co	$1,516,917	0.82%
14,059		ITT Industries, Inc	955,028	0.51
	e*	Other	1,311,858	0.70

			3,783,803	2.03

TRANSPORTATION SERVICES e			114,228	0.06

TRUCKING AND WAREHOUSING e*			184,433	0.10

WATER TRANSPORTATION e			1,088,065	0.59

WHOLESALE TRADE-DURABLE GOODS e*			1,438,199	0.77

WHOLESALE TRADE-NONDURABLE GOODS e			855,539	0.46

		TOTAL COMMON STOCKS (Cost $167,243,631)	178,011,806	95.62

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$1,820,000	d	0.000%, 10/01/07	1,819,393	0.98

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
35,613,701		State Street Navigator Securities Lending
		Prime Portfolio	35,613,701	19.13

		TOTAL SHORT-TERM INVESTMENTS (Cost $37,433,701)	37,433,094	20.11

		TOTAL PORTFOLIO (Cost $204,677,332)	215,444,900	115.73
		OTHER ASSETS & LIABILITIES, NET	(29,287,170)	(15.73)

		NET ASSETS	$186,157,730	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $1,947,583.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

94	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
7,808		Harrah’s Entertainment, Inc	$678,749	0.34%
	e*	Other	523,809	0.27

			1,202,558	0.61

APPAREL AND ACCESSORY STORES e*			2,406,483	1.23

APPAREL AND OTHER TEXTILE PRODUCTS e			980,368	0.50

AUTO REPAIR, SERVICES AND PARKING *			426,743	0.22

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			982,291	0.50

BUILDING MATERIALS AND GARDEN SUPPLIES			240,401	0.12

BUSINESS SERVICES
13,033	*	Electronic Arts, Inc	729,718	0.37
21,681	*	Juniper Networks, Inc	793,741	0.41
	e*	Other	12,093,282	6.17

			13,616,741	6.95

CHEMICALS AND ALLIED PRODUCTS
9,063		Air Products & Chemicals, Inc	885,999	0.45
18,362		Avon Products, Inc	689,126	0.35
	e*	Other	9,054,626	4.62

			10,629,751	5.42

COAL MINING e			1,165,135	0.60

COMMUNICATIONS
17,480	*	American Tower Corp (Class A)	761,079	0.39
16,018	*	Liberty Global, Inc (Class A)	657,058	0.34
5,391	*	Liberty Media Corp - Capital (Series A)	672,959	0.34
67,333	e*	Qwest Communications International, Inc	616,770	0.31
	e*	Other	5,529,922	2.82

			8,237,788	4.20

DEPOSITORY INSTITUTIONS
9,178		Northern Trust Corp	608,226	0.31
	e	Other	6,309,945	3.22

			6,918,171	3.53

EATING AND DRINKING PLACES
21,922		Yum! Brands, Inc	741,621	0.38
	e*	Other	906,971	0.46

			1,648,592	0.84

EDUCATIONAL SERVICES e*			681,687	0.35

ELECTRIC, GAS, AND SANITARY SERVICES
16,681		American Electric Power Co, Inc	768,660	0.39
7,539		Constellation Energy Group, Inc	646,771	0.33
13,633		Edison International	755,950	0.39
14,709		PG&E Corp	703,090	0.36
16,152		PPL Corp	747,838	0.38
11,033		Sempra Energy	641,238	0.33
25,056		Williams Cos, Inc	853,407	0.43
	e*	Other	10,630,167	5.42

			15,747,121	8.03

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
19,608	*	Broadcom Corp (Class A)	$714,516	0.36%
6,132		Eaton Corp	607,313	0.31
22,767	*	Nvidia Corp	825,076	0.42
	e*	Other	11,604,043	5.92

			13,750,948	7.01

ENGINEERING AND MANAGEMENT SERVICES e*			3,661,433	1.87

FABRICATED METAL PRODUCTS e*			1,793,423	0.92

FOOD AND KINDRED PRODUCTS
13,595		H.J. Heinz Co	628,089	0.32
10,026		Wrigley (Wm.) Jr Co	643,970	0.33
	e*	Other	4,493,915	2.29

			5,765,974	2.94

FOOD STORES
18,483		Safeway, Inc	611,972	0.31
	e*	Other	682,815	0.35

			1,294,787	0.66

FORESTRY			158,484	0.08

FURNITURE AND FIXTURES e			724,487	0.37

FURNITURE AND HOME FURNISHINGS STORES e*			1,200,185	0.61

GENERAL BUILDING CONTRACTORS e*			924,963	0.47

GENERAL MERCHANDISE STORES e*			1,701,120	0.87

HEALTH SERVICES
12,045		Cigna Corp	641,878	0.33
	e*	Other	3,639,398	1.85

			4,281,276	2.18

HEAVY CONSTRUCTION, EXCEPT BUILDING *			386,357	0.20

HOLDING AND OTHER INVESTMENT OFFICES
10,735		Prologis	712,267	0.36
5,583		Vornado Realty Trust	610,501	0.31
33,600		iShares Russell Midcap Index Fund	3,635,184	1.86
	e*	Other	9,638,938	4.92

			14,596,890	7.45

HOTELS AND OTHER LODGING PLACES
16,309		Hilton Hotels Corp	758,205	0.39
	e	Other	1,575,945	0.80

			2,334,150	1.19

INDUSTRIAL MACHINERY AND EQUIPMENT
12,622		Ingersoll-Rand Co Ltd (Class A)	687,520	0.35
	e*	Other	9,155,304	4.67

			9,842,824	5.02

INSTRUMENTS AND RELATED PRODUCTS
16,889	*	Agilent Technologies, Inc	622,866	0.32
12,766		Allergan, Inc	823,024	0.42
14,151	*	St. Jude Medical, Inc	623,635	0.32
39,224	*	Xerox Corp	680,144	0.34
	e*	Other	5,449,613	2.78

			8,199,282	4.18

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	95

SUMMARY PORTFOLIO OF INVESTMENTS	continued

MID-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE e			$991,789	0.51%

INSURANCE CARRIERS
11,203		Principal Financial Group	706,797	0.36
7,781		XL Capital Ltd (Class A)	616,255	0.31
	e*	Other	8,035,432	4.10

			9,358,484	4.77

JUSTICE, PUBLIC ORDER AND SAFETY
5,142	*	Corrections Corp of America	134,566	0.07

			134,566	0.07

LEATHER AND LEATHER PRODUCTS
15,529	*	Coach, Inc	734,056	0.37
	e*	Other	226,498	0.12

			960,554	0.49

LOCAL AND INTERURBAN PASSENGER TRANSIT			117,106	0.06

LUMBER AND WOOD PRODUCTS e			78,571	0.04

METAL MINING e			221,344	0.11

MISCELLANEOUS MANUFACTURING INDUSTRIES *			1,124,850	0.57

MISCELLANEOUS RETAIL e*			1,505,476	0.77

MOTION PICTURES e*			498,945	0.25

NONDEPOSITORY INSTITUTIONS
10,420		Textron, Inc	648,228	0.33
	e*	Other	1,088,892	0.56

			1,737,120	0.89

NONMETALLIC MINERALS, EXCEPT FUELS e			485,170	0.25

OIL AND GAS EXTRACTION
19,225	d,e	Chesapeake Energy Corp	677,873	0.35
9,537		GlobalSantaFe Corp	725,003	0.37
7,430	*	National Oilwell Varco, Inc	1,073,635	0.55
14,113	*	Weatherford International Ltd	948,111	0.48
	e*	Other	6,764,028	3.45

			10,188,650	5.20

PAPER AND ALLIED PRODUCTS *			1,102,071	0.56

PERSONAL SERVICES e			741,512	0.38

PETROLEUM AND COAL PRODUCTS
11,616		Hess Corp	772,812	0.39
	e*	Other	2,569,046	1.31

			3,341,858	1.70

PIPELINES, EXCEPT NATURAL GAS
26,386		Spectra Energy Corp	645,929	0.33

			645,929	0.33

Shares		Company	Value	% of net assets

PRIMARY METAL INDUSTRIES
5,755		Precision Castparts Corp	$851,625	0.43%
	e *	Other	2,033,009	1.04

			2,884,634	1.47

PRINTING AND PUBLISHING e*			2,185,484	1.12

RAILROAD TRANSPORTATION
18,287		CSX Corp	781,404	0.40
	e*	Other	106,161	0.05

			887,565	0.45

REAL ESTATE e*			656,062	0.33

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			776,018	0.40

SECURITY AND COMMODITY BROKERS
9,838		Ameriprise Financial, Inc	620,876	0.32
11,115		T Rowe Price Group, Inc	618,994	0.32
	e*	Other	4,203,061	2.14

			5,442,931	2.78

SPECIAL TRADE CONTRACTORS e*			176,818	0.09

STONE, CLAY, AND GLASS PRODUCTS e*			711,504	0.36

TOBACCO PRODUCTS e			705,299	0.36

TRANSPORTATION BY AIR e*			1,567,760	0.80

TRANSPORTATION EQUIPMENT
83,777	e*	Ford Motor Co	711,267	0.36
	e*	Other	3,093,883	1.58

			3,805,150	1.94

TRANSPORTATION SERVICES e			990,152	0.51

TRUCKING AND WAREHOUSING e*			360,285	0.18

WATER TRANSPORTATION e*			709,796	0.36

WHOLESALE TRADE-DURABLE GOODS e*			1,910,005	0.97

WHOLESALE TRADE-NONDURABLE GOODS e*			1,353,595	0.69

		TOTAL COMMON STOCKS (Cost $159,612,220)	193,857,466	98.88

96	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2007

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$1,830,000	d	0.000%, 10/01/07	$1,829,390	0.93%

			1,829,390	0.93

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
42,974,496	State Street Navigator Securities Lending
	Prime Portfolio	42,974,496	21.92

		42,974,496	21.92

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,804,496)	44,803,886	22.85

	TOTAL PORTFOLIO (Cost $204,416,716)	238,661,352	121.73
	OTHER ASSETS & LIABILITIES, NET	(42,596,590)	(21.73)

	NET ASSETS	$196,064,762	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $1,963,378.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	97

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK			$11,878	0.01%

AGRICULTURAL SERVICES e*			42,941	0.03

AMUSEMENT AND RECREATION SERVICES e*			1,514,999	1.13

APPAREL AND ACCESSORY STORES e*			2,523,654	1.87

APPAREL AND OTHER TEXTILE PRODUCTS e*			718,934	0.53

AUTO REPAIR, SERVICES AND PARKING *			385,580	0.29

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			5,272	—	**

BUILDING MATERIALS AND GARDEN SUPPLIES e*			2,620	—	**

BUSINESS SERVICES
14,347	*	Ansys, Inc	490,237	0.36
5,799	e*	Equinix, Inc	514,313	0.38
14,577		Jack Henry & Associates, Inc	376,961	0.28
24,331	e*	Nuance Communications, Inc	469,832	0.35
12,233		Sotheby’s	584,615	0.43
18,484	*	Valueclick, Inc	415,151	0.31
	d,e*	Other	15,886,565	11.80

			18,737,674	13.91

CHEMICALS AND ALLIED PRODUCTS
6,741	e*	Alexion Pharmaceuticals, Inc	439,176	0.32
17,736	e*	BioMarin Pharmaceuticals, Inc	441,626	0.33
12,747	*	Immucor, Inc	455,705	0.34
14,770	*	MGI Pharma, Inc	410,311	0.30
10,121	*	Onyx Pharmaceuticals, Inc	440,466	0.33
10,672	e*	OSI Pharmaceuticals, Inc	362,741	0.27
	e*	Other	9,936,578	7.38

			12,486,603	9.27

COAL MINING e*			338,389	0.25

COMMUNICATIONS
4,752	e*	Anixter International, Inc	391,802	0.29
23,257	*	Foundry Networks, Inc	413,277	0.31
	e,v*	Other	2,985,657	2.22

			3,790,736	2.82

DEPOSITORY INSTITUTIONS e*			1,848,590	1.37

EATING AND DRINKING PLACES
6,066	e*	Chipotle Mexican Grill, Inc (Class B)	649,062	0.48
	e*	Other	2,752,808	2.05

			3,401,870	2.53

EDUCATIONAL SERVICES
11,097		DeVry, Inc	410,700	0.31
2,686		Strayer Education, Inc	452,940	0.34
	e*	Other	342,769	0.25

			1,206,409	0.90

ELECTRIC, GAS, AND SANITARY SERVICES
7,866		ITC Holdings Corp	389,760	0.29
	e*	Other	1,177,465	0.87

			1,567,225	1.16

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
17,310	e*	Hexcel Corp	$393,110	0.29%
14,120	e*	Microsemi Corp	393,666	0.29
44,750	e*	ON Semiconductor Corp	562,060	0.42
16,977	*	Polycom, Inc	456,002	0.34
	e*	Other	9,933,390	7.38

			11,738,228	8.72

ENGINEERING AND MANAGEMENT SERVICES
7,967	e*	Myriad Genetics, Inc	415,479	0.31
	e*	Other	3,963,142	2.94

			4,378,621	3.25

ENVIRONMENTAL QUALITY AND HOUSING e*			5,204	—	**

FABRICATED METAL PRODUCTS e*			1,479,820	1.10

FOOD AND KINDRED PRODUCTS e*			1,223,552	0.91

FOOD STORES e*			227,584	0.17

FURNITURE AND FIXTURES
15,360		Tempur-Pedic International, Inc	549,120	0.41
	e*	Other	763,301	0.57

			1,312,421	0.98

FURNITURE AND HOME FURNISHINGS STORES e*			469,115	0.35

GENERAL BUILDING CONTRACTORS e*			716,710	0.53

GENERAL MERCHANDISE STORES e*			148,897	0.11

HEALTH SERVICES
10,045	*	Psychiatric Solutions, Inc	394,568	0.29
	e*	Other	2,344,059	1.74

			2,738,627	2.03

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			347,693	0.26

HOLDING AND OTHER INVESTMENT OFFICES
9,864		Digital Realty Trust, Inc	388,543	0.29
16,600		iShares Russell 2000 Growth Index Fund	1,413,324	1.05
14,670		Nationwide Health Properties, Inc	442,007	0.33
	e*	Other	4,364,987	3.24

			6,608,861	4.91

HOTELS AND OTHER LODGING PLACES
5,812	e*	Vail Resorts, Inc	362,029	0.27
	e*	Other	443,563	0.33

			805,592	0.60

INDUSTRIAL MACHINERY AND EQUIPMENT
6,915		Bucyrus International, Inc (Class A)	504,311	0.38
7,501	*	Micros Systems, Inc	488,090	0.36
	e*	Other	5,271,545	3.91

			6,263,946	4.65

98	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

SMALL-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
12,273	e*	Flir Systems, Inc	$679,801	0.51%
8,846	e*	Formfactor, Inc	392,497	0.29
9,972	*	Hologic, Inc	608,292	0.45
9,926	e*	Illumina, Inc	514,961	0.38
5,554	e*	Itron, Inc	516,911	0.38
8,429	e*	Kyphon, Inc	590,030	0.44
4,962	*	Ventana Medical Systems, Inc	426,285	0.32
	e*	Other	9,111,693	6.77

			12,840,470	9.54

INSURANCE AGENTS, BROKERS AND SERVICE			273,387	0.20

INSURANCE CARRIERS e*			828,872	0.62

JUSTICE, PUBLIC ORDER AND SAFETY e*			275,255	0.20

LEATHER AND LEATHER PRODUCTS e*			755,047	0.56

LEGAL SERVICES
7,909	*	FTI Consulting, Inc	397,902	0.29
	*	Other	92,563	0.07

			490,465	0.36

LOCAL AND INTERURBAN PASSENGER TRANSIT *			53,059	0.04

LUMBER AND WOOD PRODUCTS e*			242,196	0.18

METAL MINING e*			806,972	0.60

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			286,247	0.21

MISCELLANEOUS RETAIL
7,013	e*	Priceline.com, Inc	622,404	0.46
	e*	Other	1,966,393	1.46

			2,588,797	1.92

MOTION PICTURES
24,778	*	Time Warner Telecom, Inc (Class A)	544,373	0.40
	e*	Other	521,372	0.39

			1,065,745	0.79

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			80,165	0.06

NONDEPOSITORY INSTITUTIONS e*			900,949	0.67

NONMETALLIC MINERALS, EXCEPT FUELS e*			110,923	0.08

OIL AND GAS EXTRACTION
5,070	*	Atwood Oceanics, Inc	388,159	0.29
15,376	*	Hercules Offshore, Inc	401,467	0.30
5,628	*	W-H Energy Services, Inc	415,065	0.31
	e*	Other	4,193,246	3.11

			5,397,937	4.01

Shares		Company	Value	% of net assets

PAPER AND ALLIED PRODUCTS
6,147		Greif, Inc (Class A)	$373,000	0.28%
	e*	Other	493,583	0.36

			866,583	0.64

PERSONAL SERVICES e*			527,404	0.39

PETROLEUM AND COAL PRODUCTS e*			170,718	0.13

PRIMARY METAL INDUSTRIES
8,341		Belden CDT, Inc	391,276	0.29
	e*	Other	1,423,080	1.06

			1,814,356	1.35

PRINTING AND PUBLISHING e*			708,924	0.53

RAILROAD TRANSPORTATION e*			106,333	0.08

REAL ESTATE e*			247,174	0.18

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			1,033,036	0.77

SECURITY AND COMMODITY BROKERS
7,195		International Securities Exchange, Inc	478,252	0.35
	e*	Other	2,029,433	1.51

			2,507,685	1.86

SOCIAL SERVICES e*			264,773	0.20

SPECIAL TRADE CONTRACTORS e*			576,478	0.43

STONE, CLAY, AND GLASS PRODUCTS e*			500,907	0.37

TEXTILE MILL PRODUCTS *			17,411	0.01

TOBACCO PRODUCTS			82,939	0.06

TRANSPORTATION BY AIR e*			506,733	0.38

TRANSPORTATION EQUIPMENT e*			2,808,599	2.09

TRANSPORTATION SERVICES *			769,900	0.57

TRUCKING AND WAREHOUSING e*			368,481	0.27

WATER TRANSPORTATION e*			793,847	0.59

WHOLESALE TRADE-DURABLE GOODS e*			1,993,044	1.48

WHOLESALE TRADE-NONDURABLE GOODS
10,032		Men’s Wearhouse, Inc	506,817	0.38
17,191	*	Terra Industries, Inc	537,391	0.40
	e*	Other	1,958,958	1.45

			3,003,166	2.23

		TOTAL COMMON STOCKS (Cost $109,928,597)	133,713,222	99.29

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	99

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2007

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$1,090,000	d	0.000%, 10/01/07	$1,089,637	0.81%

			1,089,637	0.81

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
37,809,324		State Street Navigator Securities Lending
		Prime Portfolio	37,809,324	28.08

			37,809,324	28.08

		TOTAL SHORT-TERM INVESTMENTS (Cost $38,899,324)	38,898,961	28.89

		TOTAL PORTFOLIO (Cost $148,827,921)	172,612,183	128.18
		OTHER ASSETS & LIABILITIES, NET	(37,946,464)	(28.18)

		NET ASSETS	$134,665,719	100.00%

*	Non-income producing

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $1,174,569.

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

100	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$154,042	0.10%

AGRICULTURAL PRODUCTION-LIVESTOCK			548,564	0.36

AMUSEMENT AND RECREATION SERVICES e*			1,014,538	0.66

APPAREL AND ACCESSORY STORES e*			1,131,602	0.74

APPAREL AND OTHER TEXTILE PRODUCTS e*			831,501	0.54

AUTO REPAIR, SERVICES AND PARKING e*			490,032	0.32

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			630,706	0.41

BUILDING MATERIALS AND GARDEN SUPPLIES e*			174,741	0.11

BUSINESS SERVICES
89,218	*	3Com Corp	440,737	0.29
11,550		Brady Corp (Class A)	414,414	0.27
11,894		Deluxe Corp	438,175	0.29
18,733	*	Sybase, Inc	433,294	0.28
	e*	Other	7,980,764	5.23

			9,707,384	6.36

CHEMICALS AND ALLIED PRODUCTS
11,427		CF Industries Holdings, Inc	867,424	0.57
13,902		H.B. Fuller Co	412,611	0.27
7,632	e*	Inverness Medical Innovations, Inc	422,202	0.27
16,902		Olin Corp	378,267	0.25
	e*	Other	5,315,112	3.48

			7,395,616	4.84

COAL MINING e*			54,945	0.04

COMMUNICATIONS e,v*			4,026,462	2.64

DEPOSITORY INSTITUTIONS
11,730	e	Cathay General Bancorp	377,823	0.25
11,394	e	First Midwest Bancorp, Inc	389,219	0.26
16,989	e	South Financial Group, Inc	386,330	0.25
22,894	e	UCBH Holdings, Inc	400,187	0.26
	e,v*	Other	20,551,433	13.45

			22,104,992	14.47

EATING AND DRINKING PLACES e*			1,499,914	0.98

EDUCATIONAL SERVICES e*			6,911	0.01

ELECTRIC, GAS, AND SANITARY SERVICES
10,315	e	Nicor, Inc	442,514	0.29
17,576		PNM Resources, Inc	409,169	0.27
17,092		Piedmont Natural Gas Co, Inc	428,838	0.28
11,279		WGL Holdings, Inc	382,245	0.25
20,361		Westar Energy, Inc	500,066	0.33
	e*	Other	6,449,268	4.22

			8,612,100	5.64

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
35,695	*	Andrew Corp	494,376	0.32
23,901	*	GrafTech International Ltd	426,394	0.28
	e*	Other	8,059,806	5.28

			8,980,576	5.88

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
25,987	e*	SAIC, Inc	$498,691	0.33%
5,652	*	Washington Group International, Inc	496,302	0.32
	e*	Other	1,699,644	1.11

			2,694,637	1.76

ENVIRONMENTAL QUALITY AND HOUSING e*			23,564	0.02

FABRICATED METAL PRODUCTS
14,612		Aptargroup, Inc	553,356	0.36
	e*	Other	1,938,551	1.27

			2,491,907	1.63

FOOD AND KINDRED PRODUCTS e*			1,610,302	1.05

FOOD STORES e*			815,107	0.53

FURNITURE AND FIXTURES e*			677,883	0.44

FURNITURE AND HOME FURNISHINGS STORES e*			239,104	0.16

GENERAL BUILDING CONTRACTORS e*			641,236	0.42

GENERAL MERCHANDISE STORES e*			785,244	0.51

HEALTH SERVICES e*			1,766,155	1.16

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			197,290	0.13

HOLDING AND OTHER INVESTMENT OFFICES
22,698	e	Apollo Investment Corp	472,118	0.31
38,599		DCT Industrial Trust, Inc	404,132	0.27
21,670		DiamondRock Hospitality Co	377,275	0.25
25,800		iShares Russell 2000 Value Index Fund	1,978,860	1.30
9,189		LaSalle Hotel Properties	386,673	0.25
8,939	e	Potlatch Corp	402,523	0.26
23,152		Realty Income Corp	647,098	0.42
19,174	e	Senior Housing Properties Trust	422,978	0.28
	e*	Other	10,619,079	6.95

			15,710,736	10.29

HOTELS AND OTHER LODGING PLACES e*			749,840	0.49

INDUSTRIAL MACHINERY AND EQUIPMENT
11,284	*	Oil States International, Inc	545,017	0.36
23,711		Palm, Inc	385,778	0.25
	e*	Other	4,938,144	3.23

			5,868,939	3.84

INSTRUMENTS AND RELATED PRODUCTS
4,281	*	Bio-Rad Laboratories, Inc (Class A)	387,431	0.25
	e*	Other	3,843,633	2.52

			4,231,064	2.77

INSURANCE AGENTS, BROKERS AND SERVICE e*			690,812	0.45

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	101

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
12,088	*	AMERIGROUP Corp	$416,794	0.27%
20,194		Aspen Insurance Holdings Ltd	563,615	0.37
15,532		Assured Guaranty Ltd	422,004	0.28
9,951		Delphi Financial Group, Inc (Class A)	402,219	0.26
14,023		IPC Holdings Ltd	404,564	0.27
13,822	e	Max Re Capital Ltd	387,569	0.26
23,570		Montpelier Re Holdings Ltd	417,189	0.27
13,719		Platinum Underwriters Holdings Ltd	493,335	0.32
7,633	*	ProAssurance Corp	411,190	0.27
8,487		Zenith National Insurance Corp	380,981	0.25
	e*	Other	6,115,578	4.00

			10,415,038	6.82

LEATHER AND LEATHER PRODUCTS e*			615,944	0.40

LUMBER AND WOOD PRODUCTS e*			257,859	0.17

METAL MINING e*			491,307	0.32

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			846,891	0.55

MISCELLANEOUS RETAIL e*			706,991	0.46

MOTION PICTURES e*			681,517	0.45

NONDEPOSITORY INSTITUTIONS e*			2,477,734	1.62

NONMETALLIC MINERALS, EXCEPT FUELS e			380,917	0.25

OIL AND GAS EXTRACTION
12,173	*	Encore Acquisition Co	385,275	0.25
13,816	*	Exterran Holdings, Inc	1,109,977	0.73
9,635	*	Whiting Petroleum Corp	428,276	0.28
	e,m,v*	Other	3,788,826	2.48

			5,712,354	3.74

PAPER AND ALLIED PRODUCTS e*			1,089,500	0.71

PERSONAL SERVICES e*			871,065	0.57

PETROLEUM AND COAL PRODUCTS e*			244,145	0.16

PRIMARY METAL INDUSTRIES
8,499		Quanex Corp	399,283	0.26
15,830	e	Worthington Industries, Inc	372,955	0.24
	e*	Other	1,946,868	1.28

			2,719,106	1.78

PRINTING AND PUBLISHING e*			2,349,477	1.54

RAILROAD TRANSPORTATION *			116,831	0.08

REAL ESTATE e*			208,285	0.14

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			838,366	0.55

SECURITY AND COMMODITY BROKERS e*			1,430,002	0.94

SOCIAL SERVICES *			184,500	0.12

Shares		Company	Value	% of net assets

SPECIAL TRADE CONTRACTORS
14,618	*	EMCOR Group, Inc	$458,420	0.30%
	e*	Other	483,361	0.32

			941,781	0.62

STONE, CLAY, AND GLASS PRODUCTS e*			128,898	0.09

TEXTILE MILL PRODUCTS			143,411	0.09

TOBACCO PRODUCTS e			365,039	0.24

TRANSPORTATION BY AIR e*			1,612,895	1.06

TRANSPORTATION EQUIPMENT e*			3,209,896	2.10

TRANSPORTATION SERVICES
11,725	*	Lear Corp	376,372	0.25
	e*	Other	171,385	0.11

			547,757	0.36

TRUCKING AND WAREHOUSING e*			689,910	0.45

WATER TRANSPORTATION e*			1,580,043	1.03

WHOLESALE TRADE-DURABLE GOODS e*			2,111,357	1.38

WHOLESALE TRADE-NONDURABLE GOODS e*			1,520,058	1.00

	TOTAL COMMON STOCKS (Cost $149,289,367)		152,047,320	99.54

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES †			339,887	0.22

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
43,750,726		State Street Navigator Securities Lending
		Prime Portfolio	43,750,726	28.64

			43,750,726	28.64

		TOTAL SHORT-TERM INVESTMENTS (Cost $44,090,726)	44,090,613	28.86

		TOTAL PORTFOLIO (Cost $193,380,093)	196,137,933	128.40
		OTHER ASSETS & LIABILITIES, NET	(43,382,145)	(28.40)

		NET ASSETS	$152,755,788	100.00%

*	Non-income producing

†	Notes mature 10/01/07

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

102	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS e*			$113,232	0.05%

AGRICULTURAL PRODUCTION-LIVESTOCK			410,070	0.18

AGRICULTURAL SERVICES e*			41,523	0.02

AMUSEMENT AND RECREATION SERVICES e*			2,078,418	0.89

APPAREL AND ACCESSORY STORES e*			3,084,109	1.32

APPAREL AND OTHER TEXTILE PRODUCTS e*			1,250,669	0.53

AUTO REPAIR, SERVICES AND PARKING e*			702,048	0.30

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			441,689	0.19

BUILDING MATERIALS AND GARDEN SUPPLIES e*			126,904	0.05

BUSINESS SERVICES
12,889	*	Ansys, Inc	440,417	0.19
5,244	e*	Equinix, Inc	465,090	0.20
21,914	e*	Nuance Communications, Inc	423,159	0.18
10,985		Sotheby’s	524,973	0.22
16,604	*	Valueclick, Inc	372,926	0.16
	e*	Other	21,689,066	9.27

			23,915,631	10.22

CHEMICALS AND ALLIED PRODUCTS
6,057	e*	Alexion Pharmaceuticals, Inc	394,614	0.17
15,931	e*	BioMarin Pharmaceuticals, Inc	396,682	0.17
9,207		CF Industries Holdings, Inc	698,903	0.30
19,396		Hercules, Inc	407,704	0.17
11,455	*	Immucor, Inc	409,516	0.18
8,870	e*	Inverness Medical Innovations, Inc	490,688	0.21
13,264	*	MGI Pharma, Inc	368,474	0.16
9,099	*	Onyx Pharmaceuticals, Inc	395,988	0.17
	e*	Other	13,019,573	5.56

			16,582,142	7.09

COAL MINING e*			339,284	0.14

COMMUNICATIONS
5,130	e*	Anixter International, Inc	422,969	0.18
24,231	*	Foundry Networks, Inc	430,585	0.19
	e,v*	Other	5,459,907	2.33

			6,313,461	2.70

DEPOSITORY INSTITUTIONS e*			17,661,394	7.55

EATING AND DRINKING PLACES
5,446	e*	Chipotle Mexican Grill, Inc (Class B)	582,722	0.25
	e*	Other	3,565,528	1.52

			4,148,250	1.77

EDUCATIONAL SERVICES
9,969		DeVry, Inc	368,953	0.16
2,414		Strayer Education, Inc	407,073	0.17
	e*	Other	326,008	0.14

			1,102,034	0.47

ELECTRIC, GAS, AND SANITARY SERVICES b,e,m,v*			7,674,041	3.28

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
40,376	e*	ON Semiconductor Corp	$507,123	0.22%
15,252	*	Polycom, Inc	409,669	0.17
	e,m,v*	Other	16,165,670	6.91

			17,082,462	7.30

ENGINEERING AND MANAGEMENT SERVICES
7,159	e*	Myriad Genetics, Inc	373,342	0.16
4,846	*	Washington Group International, Inc	425,527	0.18
	e*	Other	5,100,634	2.18

			5,899,503	2.52

ENVIRONMENTAL QUALITY AND HOUSING e*			20,774	0.01

FABRICATED METAL PRODUCTS
11,512		Aptargroup, Inc	435,959	0.18
	e*	Other	2,711,320	1.16

			3,147,279	1.34

FOOD AND KINDRED PRODUCTS e*			2,278,885	0.97

FOOD STORES e*			799,542	0.34

FURNITURE AND FIXTURES
13,802	e	Tempur-Pedic International, Inc	493,421	0.21
	e*	Other	1,153,531	0.49

			1,646,952	0.70

FURNITURE AND HOME FURNISHINGS STORES e*			599,431	0.26

GENERAL BUILDING CONTRACTORS e*			1,102,155	0.47

GENERAL MERCHANDISE STORES e*			720,954	0.31

HEALTH SERVICES e*			3,746,085	1.60

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			468,712	0.20

HOLDING AND OTHER INVESTMENT OFFICES
4,898		Alexandria Real Estate Equities, Inc	471,481	0.20
14,842		Nationwide Health Properties, Inc	447,189	0.19
16,804		Realty Income Corp	469,672	0.20
87,812	d	iShares Russell 2000 Index Fund	7,028,472	3.01
	e*	Other	13,246,543	5.66

			21,663,357	9.26

HOTELS AND OTHER LODGING PLACES e*			1,268,938	0.54

INDUSTRIAL MACHINERY AND EQUIPMENT
6,217		Bucyrus International, Inc (Class A)	453,406	0.19
6,738	*	Micros Systems, Inc	438,442	0.19
8,190	*	Oil States International, Inc	395,577	0.17
	e*	Other	8,615,639	3.68

			9,903,064	4.23

INSTRUMENTS AND RELATED PRODUCTS
11,025	e*	Flir Systems, Inc	610,675	0.26
8,964	*	Hologic, Inc	546,804	0.23
8,910	e*	Illumina, Inc	462,251	0.20
4,985	e*	Itron, Inc	463,954	0.20
7,575	*	Kyphon, Inc	530,250	0.23
4,450	*	Ventana Medical Systems, Inc	382,299	0.16
	e*	Other	11,563,899	4.94

			14,560,132	6.22

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	103

concluded

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE e*			$735,266	0.31%

INSURANCE CARRIERS
14,655		Aspen Insurance Holdings Ltd	409,021	0.17
	e*	Other	7,860,815	3.36

			8,269,836	3.53

JUSTICE, PUBLIC ORDER AND SAFETY e*			248,102	0.11

LEATHER AND LEATHER PRODUCTS e*			1,117,523	0.48

LEGAL SERVICES *			439,004	0.19

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			47,946	0.02

LUMBER AND WOOD PRODUCTS e*			392,836	0.17

METAL MINING e*			1,069,010	0.46

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			862,028	0.37

MISCELLANEOUS RETAIL
6,303	*	Priceline.com, Inc	559,391	0.24
	e*	Other	2,292,079	0.98

			2,851,470	1.22

MOTION PICTURES
24,070	*	Time Warner Telecom, Inc (Class A)	528,818	0.23
	e*	Other	938,601	0.40

			1,467,419	0.63

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			73,470	0.03

NONDEPOSITORY INSTITUTIONS e*			2,619,442	1.12

NONMETALLIC MINERALS, EXCEPT FUELS e*			373,896	0.16

OIL AND GAS EXTRACTION
10,034	e*	Exterran Holdings, Inc	806,132	0.34
28,204	*	PetroHawk Energy Corp	463,110	0.20
5,053	*	W-H Energy Services, Inc	372,659	0.16
	e,m,v*	Other	7,354,683	3.14

			8,996,584	3.84

PAPER AND ALLIED PRODUCTS e*			1,557,797	0.67

PERSONAL SERVICES e*			1,119,207	0.48

PETROLEUM AND COAL PRODUCTS e*			333,868	0.14

PRIMARY METAL INDUSTRIES e*			3,615,373	1.54

PRINTING AND PUBLISHING e*			2,323,940	0.99

RAILROAD TRANSPORTATION e*			180,308	0.08

REAL ESTATE e*			381,193	0.16

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			1,536,647	0.66

SECURITY AND COMMODITY BROKERS
6,443	e	International Securities Exchange, Inc	428,266	0.18
13,954		Waddell & Reed Financial, Inc (Class A)	377,177	0.16
	e*	Other	2,512,701	1.08

			3,318,144	1.42

SOCIAL SERVICES e*			371,685	0.16

SPECIAL TRADE CONTRACTORS e*			1,212,259	0.52

Shares		Company	Value	% of net assets

STONE, CLAY, AND GLASS PRODUCTS e*			$546,994	0.23%

TEXTILE MILL PRODUCTS *			111,930	0.05

TOBACCO PRODUCTS e			343,531	0.15

TRANSPORTATION BY AIR e*			1,610,821	0.69

TRANSPORTATION EQUIPMENT e*			4,859,926	2.08

TRANSPORTATION SERVICES
12,719	*	Lear Corp	408,280	0.17
	e*	Other	692,218	0.30

			1,100,498	0.47

TRUCKING AND WAREHOUSING e*			818,730	0.35

WATER TRANSPORTATION e*			1,867,290	0.80

WHOLESALE TRADE-DURABLE GOODS e*			3,309,747	1.41

WHOLESALE TRADE-NONDURABLE GOODS
9,011		Men’s Wearhouse, Inc	455,236	0.19
15,446	e*	Terra Industries, Inc	482,842	0.21
	e*	Other	2,861,136	1.22

			3,799,214	1.62

		TOTAL COMMON STOCKS
		(Cost $215,385,974)	234,776,058	100.33

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$6,500,000	d	0.000%, 10/01/07	6,497,833	2.78

			6,497,833	2.78

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
65,652,364		State Street Navigator Securities Lending
		Prime Portfolio	65,652,364	28.05

			65,652,364	28.05

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $72,152,364)	72,150,197	30.83

		TOTAL PORTFOLIO
		(Cost $287,538,338)	306,926,255	131.16

		OTHER ASSETS & LIABILITIES, NET	(72,922,325)	(31.16)

		NET ASSETS	$234,003,930	100.00%

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $6,569,869.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

104	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2007

Shares			Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL SERVICES				$323,369	0.04%

AMUSEMENT AND RECREATION SERVICES e*				5,895,152	0.74

APPAREL AND ACCESSORY STORES				3,241,503	0.41

APPAREL AND OTHER TEXTILE PRODUCTS				819,876	0.10

AUTO REPAIR, SERVICES AND PARKING e				691,802	0.09

AUTOMOTIVE DEALERS AND SERVICE STATIONS				201,507	0.02

BUILDING MATERIALS AND GARDEN SUPPLIES				781,931	0.10

BUSINESS SERVICES e*				15,854,649	2.00

CHEMICALS AND ALLIED PRODUCTS
75,768			AstraZeneca plc	3,796,461	0.48
27,887			BASF AG.	3,857,233	0.48
317,116			GlaxoSmithKline plc	8,415,162	1.06
128,300			Novartis AG.	7,080,331	0.89
38,856			Roche Holding AG.	7,045,310	0.89
56,894			Sanofi-Aventis	4,817,359	0.61
	e*		Other	32,236,577	4.06

				67,248,433	8.47

COMMUNICATIONS
101,819			France Telecom S.A.	3,410,470	0.43
244,967			Telefonica S.A.	6,856,938	0.87
194,738			Vodafone Group plc (ADR)	7,068,989	0.89
		*	Other	32,020,340	4.03

				49,356,737	6.22

DEPOSITORY INSTITUTIONS
101,209			ABN AMRO Holding NV	5,332,562	0.67
46,862			BNP Paribas	5,127,964	0.65
208,998			Banco Bilbao Vizcaya Argentaria S.A.	4,899,438	0.62
348,749			Banco Santander Central Hispano S.A.	6,778,150	0.85
365,283			Barclays plc	4,450,569	0.56
72,535			Commonwealth Bank of Australia	3,629,485	0.46
61,050			Credit Suisse Group	4,053,395	0.51
28,313			Deutsche Bank AG.	3,648,888	0.46
648,657			HSBC Holdings plc	12,004,056	1.51
104,855			ING Groep NV	4,654,474	0.59
314,752			Lloyds TSB Group plc	3,493,595	0.44
457	m,v		Mitsubishi UFJ Financial Group, Inc	4,018,369	0.51
527,902			Royal Bank of Scotland Group plc	5,670,443	0.71
20,605			Societe Generale	3,457,623	0.43
109,206			UBS A.G.	5,871,845	0.74
436,146			UniCredito Italiano S.p.A	3,731,518	0.47
	e*		Other	52,212,260	6.57

				133,034,634	16.75

EATING AND DRINKING PLACES				2,384,281	0.30

EDUCATIONAL SERVICES				141,732	0.02

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
34,159		E.ON AG.	$6,315,584	0.80%
26,467		RWE AG.	3,328,708	0.42
57,161	*	Suez S.A.	3,366,295	0.42
	e,m,v*	Other	29,711,804	3.74

			42,722,391	5.38

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
224,815		Nokia Oyj	8,546,490	1.08
	e*	Other	33,057,419	4.16

			41,603,909	5.24

ENGINEERING AND MANAGEMENT SERVICES			2,271,955	0.29

FABRICATED METAL PRODUCTS			2,112,628	0.27

FOOD AND KINDRED PRODUCTS
21,986		Nestle S.A.	9,876,468	1.24
	e	Other	21,109,371	2.66

			30,985,839	3.90

FOOD STORES
442,468		Tesco plc	3,976,472	0.50
	e	Other	8,539,681	1.08

			12,516,153	1.58

FURNITURE AND FIXTURES			243,178	0.03

FURNITURE AND HOME FURNISHINGS STORES			1,200,961	0.15

GENERAL BUILDING CONTRACTORS e*			6,985,870	0.88

GENERAL MERCHANDISE STORES e*			4,521,640	0.57

HEALTH SERVICES			1,639,050	0.21

HEAVY CONSTRUCTION, EXCEPT BUILDING e			5,190,317	0.65

HOLDING AND OTHER INVESTMENT OFFICES
103,800		iShares MSCI EAFE Index Fund	8,572,842	1.08
	e*	Other	10,831,382	1.36

			19,404,224	2.44

HOTELS AND OTHER LODGING PLACES *			1,873,923	0.24

INDUSTRIAL MACHINERY AND EQUIPMENT e*			29,670,531	3.74

INSTRUMENTS AND RELATED PRODUCTS e*			8,218,712	1.03

INSURANCE AGENTS, BROKERS AND SERVICE
209,143		HBOS plc	3,913,194	0.49
		Other	2,553,926	0.32

			6,467,120	0.81

INSURANCE CARRIERS
87,744		AXA S.A.	3,926,203	0.49
24,662		Allianz AG.	5,762,051	0.73
	e,m,v*	Other	27,475,959	3.46

			37,164,213	4.68

JUSTICE, PUBLIC ORDER AND SAFETY *			176,523	0.02

LEATHER AND LEATHER PRODUCTS			5,813,061	0.73

LOCAL AND INTERURBAN PASSENGER TRANSIT e			711,638	0.09

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	105

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

LUMBER AND WOOD PRODUCTS *			$182,225	0.02%

METAL MINING
187,469		BHP Billiton Ltd	7,410,927	0.93
55,881		Rio Tinto plc	4,833,965	0.61
	e*	Other	6,827,565	0.86

			19,072,457	2.40

MISCELLANEOUS MANUFACTURING INDUSTRIES e			939,942	0.12

MISCELLANEOUS RETAIL m,v*			6,968,086	0.88

MOTION PICTURES *			234,564	0.03

NONDEPOSITORY INSTITUTIONS e			2,148,579	0.27

NONMETALLIC MINERALS, EXCEPT FUELS			1,497,729	0.19

OIL AND GAS EXTRACTION
118,405		Total S.A.	9,627,191	1.22
	*	Other	10,265,410	1.29

			19,892,601	2.51

PAPER AND ALLIED PRODUCTS
75,038		Anglo American plc	5,049,513	0.64
	*	Other	3,500,872	0.44

			8,550,385	1.08

PERSONAL SERVICES			424,495	0.05

PETROLEUM AND COAL PRODUCTS
314,586		BP plc	3,652,663	0.46
120,065		BP plc (ADR)	8,326,508	1.05
145,220		ENI S.p.A.	5,381,893	0.68
202,251		Royal Dutch Shell plc (A Shares)	8,346,433	1.05
151,802		Royal Dutch Shell plc (B Shares)	6,248,990	0.78
	e	Other	3,896,359	0.49

			35,852,846	4.51

PRIMARY METAL INDUSTRIES
50,046	e	ArcelorMittal	3,949,930	0.50
128,882		BHP Billiton plc	4,614,606	0.58
	e,m,v*	Other	10,468,939	1.32

			19,033,475	2.40

PRINTING AND PUBLISHING e			7,658,905	0.96

RAILROAD TRANSPORTATION e*			3,619,570	0.46

REAL ESTATE *			20,124,151	2.53

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			6,118,752	0.77

SECURITY AND COMMODITY BROKERS e,m,v			10,429,049	1.31

SOCIAL SERVICES			193,730	0.02

SPECIAL TRADE CONTRACTORS			560,682	0.07

STONE, CLAY, AND GLASS PRODUCTS e*			7,891,001	0.99

TOBACCO PRODUCTS			7,507,725	0.95

TRANSPORTATION BY AIR *			3,992,161	0.50

Shares		Company	Value	% of net assets

TRANSPORTATION EQUIPMENT
50,608		DaimlerChrysler AG.	$5,097,676	0.64%
47,095		Siemens AG.	6,475,067	0.81
150,200		Toyota Motor Corp	8,865,677	1.12
	e	Other	19,922,787	2.51

			40,361,207	5.08

TRANSPORTATION SERVICES			1,322,832	0.17

TRUCKING AND WAREHOUSING			3,274,475	0.41

WATER TRANSPORTATION e			4,039,546	0.51

WHOLESALE TRADE-DURABLE GOODS e*			10,448,755	1.32

WHOLESALE TRADE-NONDURABLE GOODS			7,702,877	0.97

		TOTAL COMMON STOCKS (Cost $592,397,480)	791,512,244	99.67

PREFERRED STOCKS

COMMUNICATIONS			132,626	0.02

TRANSPORTATION EQUIPMENT			1,036,644	0.13

		TOTAL PREFERRED STOCKS (Cost $632,722)	1,169,270	0.15

SHORT-TERM INVESTMENTS

Principal	Issuer

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$3,860,000	0.000%, 10/01/07	3,858,713	0.49

		3,858,713	0.49

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
28,623,792	State Street Navigator Securities Lending
	Prime Portfolio	28,623,792	3.60

		28,623,792	3.60

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,483,792)	32,482,505	4.09

	TOTAL PORTFOLIO
	(Cost $625,513,994)	825,164,019	103.91
	OTHER ASSETS & LIABILITIES, NET	(31,024,566)	(3.91)

	NET ASSETS	$794,139,453	100.00%

*	Non-income producing

e	All or a portion of these securities are out on loan

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

106	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2007

Country		Value	% of total portfolio

DOMESTIC

UNITED STATES OF AMERICA		$41,160,958	4.99%

	TOTAL DOMESTIC	41,160,958	4.99%

FOREIGN

AUSTRALIA		52,508,621	6.36
AUSTRIA		4,392,628	0.53
BELGIUM		9,025,636	1.09
DENMARK		7,044,649	0.85
FINLAND		14,987,797	1.82
FRANCE		80,397,709	9.74
GERMANY		67,078,140	8.13
GREECE		6,044,948	0.73
HONG KONG		16,397,831	1.99
IRELAND		5,557,976	0.67
ITALY		29,845,775	3.62
JAPAN		161,053,905	19.52
NETHERLANDS		28,185,776	3.42
NEW ZEALAND		1,135,091	0.14
NORWAY		8,657,947	1.05
PORTUGAL		2,713,506	0.33
SINGAPORE		8,809,369	1.07
SPAIN		32,833,374	3.98
SWEDEN		20,281,026	2.46
SWITZERLAND		51,756,642	6.27
UNITED KINGDOM		175,294,715	21.24

	TOTAL FOREIGN	784,003,061	95.01

	TOTAL PORTFOLIO	$825,164,019	100.00%

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	107

SUMMARY PORTFOLIO OF INVESTMENTS

SOCIAL CHOICE EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS *			$28,050	0.01%

AMUSEMENT AND RECREATION SERVICES
109,232		Walt Disney Co	3,756,488	0.74
	*	Other	302,996	0.06

			4,059,484	0.80

APPAREL AND ACCESSORY STORES *			3,169,214	0.63

APPAREL AND OTHER TEXTILE PRODUCTS			554,114	0.11

AUTO REPAIR, SERVICES AND PARKING *			328,069	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS *			417,719	0.08

BUILDING MATERIALS AND GARDEN SUPPLIES
101,132		Home Depot, Inc	3,280,722	0.65
		Other	1,971,428	0.39

			5,252,150	1.04

BUSINESS SERVICES
7,605	*	Google, Inc (Class A)	4,314,088	0.85
307,177		Microsoft Corp	9,049,434	1.79
	*	Other	18,246,546	3.61

			31,610,068	6.25

CHEMICALS AND ALLIED PRODUCTS
52,658	*	Amgen, Inc	2,978,863	0.59
101,144		Bristol-Myers Squibb Co	2,914,970	0.57
50,146		Eli Lilly & Co	2,854,812	0.56
101,649		Merck & Co, Inc	5,254,237	1.04
27,835		Praxair, Inc	2,331,460	0.46
122,770		Procter & Gamble Co	8,635,642	1.71
	*	Other	23,308,671	4.61

			48,278,655	9.54

COMMUNICATIONS
226,689		AT&T, Inc	9,591,211	1.90
132,725		Verizon Communications, Inc	5,877,063	1.16
	*	Other	11,758,285	2.32

			27,226,559	5.38

DEPOSITORY INSTITUTIONS
176,456		Bank of America Corp	8,870,443	1.75
55,055		Bank of New York Mellon Corp	2,430,128	0.48
121,097		US Bancorp	3,939,285	0.78
91,475		Wachovia Corp	4,587,471	0.91
148,333		Wells Fargo & Co	5,283,621	1.05
	*	Other	19,544,265	3.86

			44,655,213	8.83

EATING AND DRINKING PLACES
78,122		McDonald’s Corp	4,255,305	0.84
	*	Other	2,382,194	0.47

			6,637,499	1.31

ELECTRIC, GAS, AND SANITARY SERVICES *			25,834,568	5.11

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
32,828	*	Apple Computer, Inc	$5,040,411	1.00%
231,413	*	Cisco Systems, Inc	7,662,084	1.51
256,524		Intel Corp	6,633,711	1.31
78,760		Qualcomm, Inc	3,328,398	0.66
70,544		Texas Instruments, Inc	2,581,205	0.51
	*	Other	8,540,927	1.69

			33,786,736	6.68

ENGINEERING AND MANAGEMENT SERVICES *			3,569,594	0.71

FABRICATED METAL PRODUCTS
40,415		Illinois Tool Works, Inc	2,410,351	0.48
	*	Other	1,787,713	0.35

			4,198,064	0.83

FOOD AND KINDRED PRODUCTS
71,012		Kraft Foods, Inc (Class A)	2,450,624	0.48
77,943		PepsiCo, Inc	5,710,104	1.13
	*	Other	8,855,126	1.75

			17,015,854	3.36

FOOD STORES *			1,342,232	0.27

FORESTRY			877,491	0.17

FURNITURE AND FIXTURES			3,187,313	0.63

FURNITURE AND HOME FURNISHINGS STORES *			405,844	0.08

GENERAL BUILDING CONTRACTORS *			969,556	0.19

GENERAL MERCHANDISE STORES
46,824		Target Corp	2,976,602	0.59
	*	Other	3,500,753	0.69

			6,477,355	1.28

HEALTH SERVICES
37,079	*	WellPoint, Inc	2,926,275	0.58
	*	Other	3,270,814	0.65

			6,197,089	1.23

HOLDING AND OTHER INVESTMENT OFFICES *			11,849,820	2.34

HOTELS AND OTHER LODGING PLACES *			2,810,427	0.56

INDUSTRIAL MACHINERY AND EQUIPMENT
17,179		Deere & Co	2,549,707	0.51
100,087	*	Dell, Inc	2,762,401	0.55
112,072		Hewlett-Packard Co	5,580,065	1.10
65,014		International Business Machines Corp	7,658,649	1.51
	*	Other	9,519,741	1.88

			28,070,563	5.55

INSTRUMENTS AND RELATED PRODUCTS
42,083		Baxter International, Inc	2,368,431	0.47
68,900		Emerson Electric Co	3,666,858	0.73
120,179		Johnson & Johnson	7,895,760	1.56
62,996		Medtronic, Inc	3,553,604	0.70
	*	Other	11,751,164	2.32

			29,235,817	5.78

108	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SOCIAL CHOICE EQUITY FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE
26,361		Hartford Financial Services Group, Inc	$2,439,711	0.48%
	*	Other	194,144	0.04

			2,633,855	0.52

INSURANCE CARRIERS
41,023		Aflac, Inc	2,339,952	0.46
48,735		Travelers Cos, Inc	2,453,320	0.49
	*	Other	16,567,634	3.27

			21,360,906	4.22

LEATHER AND LEATHER PRODUCTS *			830,381	0.16

LUMBER AND WOOD PRODUCTS *			27,767	0.01

METAL MINING *			591,922	0.12

MISCELLANEOUS MANUFACTURING INDUSTRIES *			1,778,015	0.35

MISCELLANEOUS RETAIL *			5,717,877	1.13

MOTION PICTURES
205,387		Time Warner, Inc	3,770,905	0.75
	*	Other	1,826,465	0.36

			5,597,370	1.11

NONDEPOSITORY INSTITUTIONS
63,429		American Express Co	3,765,780	0.74
48,395		Freddie Mac	2,855,789	0.57
	*	Other	3,227,635	0.64

			9,849,204	1.95

NONMETALLIC MINERALS, EXCEPT FUELS			1,030,985	0.20

OIL AND GAS EXTRACTION *			21,120,330	4.17

PAPER AND ALLIED PRODUCTS *			4,896,481	0.97

PERSONAL SERVICES			73,116	0.01

PETROLEUM AND COAL PRODUCTS
32,966		Apache Corp	2,968,918	0.58
36,607		Devon Energy Corp	3,045,702	0.60
37,451		Valero Energy Corp	2,515,958	0.50
	*	Other	9,143,930	1.81

			17,674,508	3.49

PIPELINES, EXCEPT NATURAL GAS			1,315,800	0.26

PRIMARY METAL INDUSTRIES *			8,279,145	1.64

PRINTING AND PUBLISHING *			4,345,332	0.86

RAILROAD TRANSPORTATION *			3,484,380	0.69

REAL ESTATE *			378,965	0.07

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			2,144,446	0.42

SECURITY AND COMMODITY BROKERS
21,401		Goldman Sachs Group, Inc	4,638,453	0.91
51,624		Merrill Lynch & Co, Inc	3,679,759	0.73
	*	Other	9,052,805	1.79

			17,371,017	3.43

Shares		Company	Value	% of net assets

SOCIAL SERVICES *			$53,046	0.01%

SPECIAL TRADE CONTRACTORS *			215,306	0.04

STONE, CLAY, AND GLASS PRODUCTS
43,299		3M Co	4,051,920	0.80
	*	Other	429,439	0.09

			4,481,359	0.89

TRANSPORTATION BY AIR *			3,097,188	0.61

TRANSPORTATION EQUIPMENT *			6,313,822	1.25

TRANSPORTATION SERVICES			241,796	0.05

TRUCKING AND WAREHOUSING
41,880		United Parcel Service, Inc (Class B)	3,145,188	0.62

			3,145,188	0.62

WATER TRANSPORTATION *			209,490	0.04

WHOLESALE TRADE-DURABLE GOODS *			3,163,318	0.63

WHOLESALE TRADE-NONDURABLE GOODS *			2,596,071	0.51

		TOTAL COMMON STOCKS (Cost $432,102,901)	502,063,503	99.24

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$6,650,000	0.000%, 10/01/07	6,647,783	1.31

		6,647,783	1.31

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,650,000)	6,647,783	1.31

	TOTAL PORTFOLIO (Cost $438,752,901)	508,711,286	100.55
	OTHER ASSETS & LIABILITIES, NET	(2,795,253)	(0.55)

	NET ASSETS	$505,916,033	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	109

SUMMARY PORTFOLIO OF INVESTMENTS

REAL ESTATE SECURITIES FUND ▪ SEPTEMBER 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
2,000,000	*	Galaxy Entertainment Group Ltd	$2,215,119	0.36%
80,000	*	Penn National Gaming, Inc	4,721,600	0.76

			6,936,719	1.12

GENERAL MERCHANDISE STORES
97,000		Macy’s, Inc	3,135,040	0.51

			3,135,040	0.51

HOLDING AND OTHER INVESTMENT OFFICES
204,700	e	Acadia Realty Trust	5,553,511	0.90
223,000		AMB Property Corp	13,337,630	2.16
120,500		Associated Estates Realty Corp	1,571,320	0.25
249,100		AvalonBay Communities, Inc	29,408,746	4.75
35,000		BioMed Realty Trust, Inc	843,500	0.14
334,600		Boston Properties, Inc	34,764,940	5.62
241,700		Camden Property Trust	15,529,225	2.51
494,900	e	Corporate Office Properties Trust	20,602,687	3.33
102,700		DiamondRock Hospitality Co	1,788,007	0.29
61,100		Digital Realty Trust, Inc	2,406,729	0.39
387,900	e	EastGroup Properties, Inc	17,556,354	2.84
568,300		Equity Residential	24,073,188	3.89
128,100	e	Essex Property Trust, Inc	15,060,717	2.43
298,413		Federal Realty Investment Trust	26,439,392	4.27
186,200		General Growth Properties, Inc	9,984,044	1.61
103,000		Gramercy Capital Corp	2,592,510	0.42
384,149		HCP, Inc	12,742,222	2.06
888,100		Host Marriott Corp	19,928,964	3.22
200,000		iShares Dow Jones US Real Estate Index Fund	15,294,000	2.47
15,000		Kilroy Realty Corp	909,450	0.15
167,300		Kimco Realty Corp	7,563,633	1.22
238,800		Macerich Co	20,914,104	3.38
43,000		Maguire Properties, Inc	1,110,690	0.18
872,204	e	Mission West Properties, Inc	10,597,278	1.71
126,547		Nationwide Health Properties, Inc	3,812,861	0.62
62,300		Pennsylvania Real Estate Investment Trust	2,425,962	0.39
246,600	e	Post Properties, Inc	9,543,420	1.54
525,500		Prologis	34,866,925	5.63
251,400		Public Storage, Inc	19,772,610	3.20
309,800		Regency Centers Corp	23,777,150	3.84
547,400		Simon Property Group, Inc	54,740,000	8.85
210,680		SL Green Realty Corp	24,601,103	3.98
160,500	e	Strategic Hotels & Resorts, Inc	3,304,695	0.53
133,000		Sun Communities, Inc	4,000,640	0.65
422,300		Taubman Centers, Inc	23,120,925	3.74
214,000		Ventas, Inc	8,859,600	1.43
269,400		Vornado Realty Trust	29,458,890	4.76
	g,m,v*	Other	271,600	0.04

			553,129,222	89.39

HOTELS AND OTHER LODGING PLACES
19,000		Accor S.A.	1,686,806	0.27
154,000		Orient-Express Hotels Ltd (Class A)	7,895,580	1.28
209,900		Starwood Hotels & Resorts Worldwide, Inc	12,751,425	2.06

			22,333,811	3.61

Shares		Company	Value	% of net assets

JUSTICE, PUBLIC ORDER AND SAFETY
219,000	*	Corrections Corp of America	$5,731,230	0.93%

			5,731,230	0.93

REAL ESTATE
310,000	g,m,v*	Asset Capital Corp, Inc	1,677,100	0.27
76,800	*	Brookfield Properties Corp	1,912,320	0.31
93,100	*	CB Richard Ellis Group, Inc (Class A)	2,591,904	0.42
350,000		City Developments Ltd	3,816,897	0.61
519,378		Thomas Properties Group, Inc	6,232,536	1.01

			16,230,757	2.62

		TOTAL COMMON STOCKS (Cost $589,840,206)	607,496,779	98.18

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$4,810,000		0.000%, 10/01/07	4,808,397	0.78

			4,808,397	0.78

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
3,049,719		State Street Navigator Securities Lending
		Prime Portfolio	3,049,719	0.49

			3,049,719	0.49

		TOTAL SHORT-TERM INVESTMENTS (Cost $7,859,719)	7,858,116	1.27

		TOTAL PORTFOLIO (Cost $597,699,925)	615,354,895	99.45
		OTHER ASSETS & LIABILITIES, NET	3,416,284	0.55

		NET ASSETS	$618,771,179	100.00%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $948,700 or 0.31% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

110	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS	concluded

MANAGED ALLOCATION FUND II ▪ SEPTEMBER 30, 2007

Shares		Fund	Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS

22,851,373	q	TIAA-CREF Institutional Bond Plus Fund II	$228,513,729	35.60%
9,411	q	TIAA-CREF Institutional High-Yield Fund II	93,545	0.01
5,253,725	q	TIAA-CREF Institutional International Equity Fund	78,700,800	12.26
13,118,024	q	TIAA-CREF Institutional Large-Cap Growth Fund	157,941,008	24.61
8,787,662	q	TIAA-CREF Institutional Large-Cap Value Fund	149,566,007	23.30
1,085	q	TIAA-CREF Institutional Money Market Fund	1,085	0.00	*
189	q	TIAA-CREF Institutional Real Estate Securities Fund	2,768	0.00	*
8,953	q	TIAA-CREF Institutional Short-Term Bond Fund II	89,888	0.01
1,736,836	q	TIAA-CREF Institutional Small-Cap Equity Fund	26,799,379	4.18

		TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
		(Cost $574,323,709)	641,708,209	99.97

		TOTAL PORTFOLIO (Cost $574,323,709 )	641,708,209	99.97
		OTHER ASSETS & LIABILITIES, NET	195,800	0.03

		NET ASSETS	$641,904,009	100.00%

q	Affiliated fund.

*	Percentage is less than 0.01%

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	111

SUMMARY PORTFOLIO OF INVESTMENTS

BOND FUND ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$1,501,130	0.09%

ASSET BACKED

		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)
$13,091,389	i	4.277%, 09/25/33	Aaa	12,270,415	0.75
		Hertz Vehicle Financing LLC
		Series 2005-1A (Class A3)
9,000,000		5.010%, 02/25/11	Aaa	8,965,629	0.55
		Honda Auto Receivables Owner Trust
		Series 2007-1 (Class A4)
15,000,000		5.090%, 07/18/13	NR	14,970,225	0.92
		Hyundai Auto Receivables Trust
		Series 2006-A (Class A3)
13,378,865		5.130%, 06/15/10	Aaa	13,368,082	0.82
		Nissan Auto Lease Trust
		Series 2006-A (Class A3)
9,200,000		5.110%, 03/15/10	Aaa	9,197,488	0.56
	i	Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)
8,000,000		5.751%, 11/25/34	Aa1	7,795,528	0.48
		Sonic Capital LLC
		Series 2006-1A (Class A2)
7,895,534	m,v	5.096%, 12/20/31	Aaa	7,646,331	0.47
		Volkswagen Auto Lease Trust
		Series 2006-A (Class A3)
9,000,000	d	5.500%, 09/21/09	Aaa	9,019,935	0.55
		Volkswagen Auto Lease Trust
		Series 2006-A (Class A4)
10,000,000	d	5.540%, 04/20/11	Aaa	10,051,830	0.62
		Wachovia Auto Loan Owner Trust
		Series 2006-2A (Class A3)
8,000,000		5.230%, 08/22/11	Aaa	8,005,024	0.49
	d,i,v	Other		116,734,369	7.16

				218,024,856	13.37

BUILDING MATERIALS AND GARDEN SUPPLIES				3,069,965	0.19

BUSINESS SERVICES				2,322,174	0.14

CHEMICALS AND ALLIED PRODUCTS g				8,425,212	0.52

COMMUNICATIONS e,g				34,670,543	2.13

DEPOSITORY INSTITUTIONS
		Depfa ACS Bank
15,700,000	g	5.125%, 03/16/37	Aaa	14,676,737	0.90

	e,g,h,i	Other		70,727,493	4.34

				85,404,230	5.24

ELECTRIC, GAS, AND SANITARY SERVICES e				22,531,742	1.38

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				834,384	0.05

FOOD AND KINDRED PRODUCTS				5,594,762	0.34

FOOD STORES e,h				2,855,526	0.18

GENERAL MERCHANDISE STORES				2,188,921	0.14

HEALTH SERVICES				1,163,116	0.07

Principal		Issuer	Rating†	Value	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES e				$5,939,406	0.36%

INDUSTRIAL MACHINERY AND EQUIPMENT g				9,066,380	0.56

INSTRUMENTS AND RELATED PRODUCTS				1,286,624	0.08

INSURANCE CARRIERS g,i				14,526,707	0.89

METAL MINING g				1,460,138	0.09

MISCELLANEOUS MANUFACTURING INDUSTRIES g				1,312,455	0.08

MISCELLANEOUS RETAIL				2,098,510	0.13

MOTION PICTURES				4,929,440	0.30

NONDEPOSITORY INSTITUTIONS
		General Electric Capital Corp
$8,000,000		5.500%, 06/04/14	Aaa	8,035,296	0.49

	e,g,i	Other		27,226,350	1.67

				35,261,646	2.16

OIL AND GAS EXTRACTION g				10,827,502	0.66

OTHER MORTGAGE BACKED SECURITIES i				82,415,996	5.05

PAPER AND ALLIED PRODUCTS				1,883,964	0.12

PETROLEUM AND COAL PRODUCTS				1,747,563	0.11

PIPELINES, EXCEPT NATURAL GAS				6,998,156	0.43

PRINTING AND PUBLISHING				3,470,390	0.21

RAILROAD TRANSPORTATION				5,180,343	0.32

REAL ESTATE g,i				720,413	0.04

SECURITY AND COMMODITY BROKERS g,h,i,v				30,041,905	1.84

TRANSPORTATION BY AIR				1,023,917	0.06

TRANSPORTATION EQUIPMENT g				6,050,247	0.37

WHOLESALE TRADE-DURABLE GOODS				1,680,873	0.10

WHOLESALE TRADE-NONDURABLE GOODS				4,312,640	0.27

		TOTAL CORPORATE BONDS
		(Cost $625,738,312)		620,821,776	38.07

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
8,790,000		4.375%, 11/16/07	Aaa	8,783,082	0.54
10,000,000		5.000%, 06/11/09	Aaa	10,091,940	0.62
13,688,000		5.875%, 03/21/11	Aa2	14,305,082	0.88
7,500,000		5.500%, 08/20/12	Aaa	7,776,847	0.48
7,670,000		5.125%, 10/18/16	Aaa	7,749,691	0.47
		Federal National Mortgage Association (FNMA)
28,340,000		3.660–7.125%, 06/15/2008–07/15/37	Aaa	29,023,097	1.78
32,260,000		5.000%, 09/15/08	Aaa	32,473,271	1.99
		Private Export Funding Corp
13,000,000	v	5.450%, 09/15/17	Aaa	13,331,709	0.82
		Other		20,111,883	1.23

				143,646,602	8.81

FOREIGN GOVERNMENT BONDS e,g				34,929,918	2.14

112	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND FUND ▪ SEPTEMBER 30, 2007

Principal		Issuer	Value	% of net assets

MORTGAGE BACKED SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$31,746,852	i	4.500–6.133%, 09/15/16–04/01/37	$31,838,803	1.95%
7,922,148	i	5.798%, 03/01/37	7,991,562	0.49
		Federal Home Loan Mortgage Corp Gold (FGLMC)
71,721,498	d,h	4.500–8.000%, 01/01/16–09/01/37	70,149,024	4.30
8,757,005		4.500%, 06/01/21	8,430,457	0.52
14,331,043		4.500%, 06/01/21	13,796,639	0.85
7,332,006		5.500%, 12/01/33	7,202,347	0.44
9,809,662		5.500%, 04/01/37	9,605,475	0.59
10,786,069		5.500%, 05/01/37	10,561,558	0.65
		Federal National Mortgage Association (FNMA)
176,012,895	d,h,i	4.440–7.500%, 06/01/13–11/25/37	174,075,594	10.67
11,417,891		5.000%, 10/01/25	11,024,146	0.68
10,140,620		5.000%, 11/01/33	9,707,281	0.60
8,722,072		5.000%, 03/01/34	8,349,352	0.51
14,575,702		5.000%, 08/01/34	13,940,304	0.85
7,834,913		5.500%, 09/01/34	7,689,921	0.47
45,317,658		5.500%, 02/01/35	44,514,856	2.73
10,442,406		5.000%, 02/25/35	10,319,666	0.63
9,373,755		5.500%, 09/01/35	9,207,699	0.56
7,932,506		6.000%, 06/01/37	7,944,374	0.49
7,976,225	h,i	5.934%, 10/01/37	8,267,716	0.51
21,000,000	h	6.000%, 11/25/37	21,006,552	1.29
		Government National Mortgage Association (GNMA)
7,556,091		5.000%, 03/20/35	7,254,059	0.44
7,546,608		5.500%, 05/20/35	7,420,369	0.46
		Other	7,068,199	0.43

			507,365,953	31.11

MUNICIPAL BONDS			652,319	0.04

U.S. TREASURY SECURITIES
		United States Treasury Bond
38,536,000	d	8.000%, 11/15/21	50,825,362	3.12
20,650,000	d	5.250%, 02/15/29	21,643,781	1.33
		United States Treasury Inflation Indexed Bonds
18,032,304		0.875%, 04/15/10	17,433,577	1.07
		United States Treasury Note
33,785,000		3.125–5.125%, 06/30/08–09/30/12	34,034,320	2.09
24,180,000		4.875%, 10/31/08	24,391,575	1.50
11,175,000		4.500%, 05/15/10	11,315,559	0.69
76,430,000		4.625%, 07/31/12	77,761,563	4.77
16,910,000		4.500%, 05/15/17	16,814,881	1.03
18,337,000		4.750%, 08/15/17	18,583,413	1.14
		United States Treasury Strip Principal
22,000,000	j	08/15/27	8,245,336	0.50
		Other	7,881,376	0.48

			288,930,743	17.72

		TOTAL GOVERNMENT BONDS
		(Cost $977,701,306)	975,525,535	59.82

		TOTAL BONDS
		(Cost $1,603,439,618)	1,596,347,311	97.89

Principal	Issuer	Value	% of net assets

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS e		$590,400	0.04%

	TOTAL PREFERRED STOCKS
	(Cost $600,000)	590,400	0.04

Shares	Company

SHORT-TERM INVESTMENTS

COMMERICAL PAPER		2,337,132	0.14

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
15,564,860	State Street Navigator Securities Lending
	Prime Portfolio	15,564,860	0.95

		17,901,992	1.09

Principal	Issuer

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$67,380,000	0.000%, 10/01/07	67,357,540	4.13
10,000,000	0.000%, 10/24/07	9,971,060	0.61
	Federal Home Loan Mortgage Corp (FHLMC)
14,605,000	0.000%, 10/24/07	14,562,733	0.90

		91,891,333	5.64

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $109,815,294)	109,793,325	6.73

	TOTAL PORTFOLIO
	(Cost $1,713,854,912)	1,706,731,036	104.66
	OTHER ASSETS & LIABILITIES, NET	(75,987,467)	(4.66)

	NET ASSETS	$1,630,743,569	100.00%

*	Non-income producing.

†	As provided by Moody’s Investor Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $65,273,388 or 4.00% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at September 30, 2007.

j	Zero coupon.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	113

SUMMARY PORTFOLIO OF INVESTMENTS

BOND PLUS FUND II ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$354,997	0.06%

ASSET BACKED
		Citicorp Mortgage Securities, Inc
		Series 2006-1 (Class A3)
$3,000,000	i	5.706%, 07/25/36	Aaa	2,971,212	0.53
		Countrywide Asset-Backed Certificates
		Series 2007-S2 (Class A3)
2,500,000	i	5.813%, 05/25/37	Aaa	2,472,540	0.45
		Flagstar Home Equity Loan Trust
		Series 2007-1A (Class AF3)
3,000,000	i	5.781%, 01/25/35	Aaa	2,961,606	0.53
		GMAC Mortgage Corporation
		Loan Trust 2006-HLTV A3
2,650,000		5.590%, 10/25/29	Aaa	2,628,328	0.47
		GMAC Mortgage Corporation
		Loan Trust 2006-HLTV A4
2,650,000		5.810%, 10/25/29	Aaa	2,614,776	0.47
		Hertz Vehicle Financing LLC
		Series 2005-1A (Class A3)
4,500,000		5.010%, 02/25/11	Aaa	4,482,815	0.81
		Honda Auto Receivables Owner Trust
		Series 2007-1 (Class A4)
4,000,000		5.090%, 07/18/13	NR	3,992,060	0.72
		Household Automotive Trust
		Series 2006-3 (Class A4)
3,000,000		5.340%, 09/17/13	Aaa	3,014,016	0.54
		Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)
5,000,000	d,i	5.751%, 11/25/34	Aa1	4,872,205	0.88
		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)
7,000,000		5.790%, 02/25/36	Aaa	6,962,445	1.25
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)
3,000,000	i	5.550%, 03/25/36	Aaa	2,948,235	0.53
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)
3,528,000		5.440%, 09/25/36	Aaa	3,428,669	0.62
		Sonic Capital LLC, Series 2006-1A (Class A2)
5,921,650	v	5.096%, 12/20/31	Aaa	5,734,749	1.03
		Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)
2,500,000	v	5.683%, 08/12/47	A3	2,445,925	0.44
	d,i,v	Other		36,456,434	6.56

				87,986,015	15.83

BUILDING MATERIALS AND GARDEN SUPPLIES				906,088	0.16

BUSINESS SERVICES				791,080	0.14

CHEMICALS AND ALLIED PRODUCTS g				2,639,574	0.47

COMMUNICATIONS e,g				16,990,731	3.06

DEPOSITORY INSTITUTIONS
		Banco Bilbao Vizcaya Argentaria S.A.
3,000,000	g	5.750%, 07/20/17	Aaa	3,060,726	0.55
		Depfa ACS Bank
2,700,000	g	5.125%, 03/16/37	Aaa	2,524,025	0.45
	e,g,h,i	Other		26,762,198	4.82

				32,346,949	5.82

Principal		Issuer	Rating†	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES e				$14,192,108	2.55%

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				273,161	0.05

FOOD AND KINDRED PRODUCTS e				2,968,068	0.53

FOOD STORES d,e				1,631,227	0.29

GENERAL BUILDING CONTRACTORS				496,945	0.09

GENERAL MERCHANDISE STORES				1,281,231	0.23

HEALTH SERVICES				505,703	0.09

HOLDING AND OTHER INVESTMENT OFFICES e				3,220,126	0.58

HOTELS AND OTHER LODGING PLACES				248,125	0.04

INDUSTRIAL MACHINERY AND EQUIPMENT e,g				2,662,078	0.48

INSTRUMENTS AND RELATED PRODUCTS				776,225	0.14

INSURANCE CARRIERS g,i				6,152,464	1.11

METAL MINING g				778,164	0.14

MISCELLANEOUS MANUFACTURING INDUSTRIES g				741,991	0.13

MISCELLANEOUS RETAIL				488,026	0.09

MOTION PICTURES				3,594,269	0.65

NONDEPOSITORY INSTITUTIONS
		General Electric Capital Corp
$3,000,000		5.500%, 06/04/14	Aaa	3,013,236	0.54
	e,g,i	Other		15,155,929	2.73

				18,169,165	3.27

OIL AND GAS EXTRACTION g				7,953,123	1.43

OTHER MORTGAGE BACKED SECURITIES
		Banc of America Commercial Mortgage, Inc
		Series 2002-2 (Class A3)
3,000,000	d	5.118%, 07/11/43	NR	2,996,205	0.54
		Chase Funding Mortgage Loan
		Asset-Backed Certificates
		Series 2002-2 (Class 1A5)
2,664,111	i	5.833%, 04/25/32	Aaa	2,620,473	0.47
		Washington Mutual, Inc
		Series 2003-S10 (Class A1)
4,293,272		4.500%, 10/25/18	NR	4,154,960	0.75
		Wells Fargo Mortgage Backed Securities Trust
		Series 2004-7 (Class 1A1)
2,630,439		4.500%, 07/25/19	NR	2,516,181	0.45
	i	Other		37,295,703	6.71

				49,583,522	8.92

PAPER AND ALLIED PRODUCTS e				1,570,140	0.28

PETROLEUM AND COAL PRODUCTS v				1,871,632	0.34

PIPELINES, EXCEPT NATURAL GAS i				3,214,184	0.58

PRINTING AND PUBLISHING				2,658,600	0.48

RAILROAD TRANSPORTATION e				2,769,043	0.50

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS g				274,193	0.05

SECURITY AND COMMODITY BROKERS e,i,h,v				10,490,641	1.89

STONE, CLAY, AND GLASS PRODUCTS				500,775	0.09

114	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND PLUS FUND II ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

TRANSPORTATION BY AIR				$536,337	0.10%

TRANSPORTATION EQUIPMENT				2,965,483	0.53

WHOLESALE TRADE-DURABLE GOODS				608,626	0.11

WHOLESALE TRADE-NONDURABLE GOODS				1,383,698	0.25

		TOTAL CORPORATE BONDS (Cost $290,068,659)		286,574,507	51.55

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal National Mortgage Association (FNMA)
$5,421,869		5.375–6.000%, 06/25/16–07/15/37	Aaa	5,595,245	1.01
		US Department of Housing and Urban
		Development
5,000,000		4.790%, 08/01/11	NR	5,042,345	0.91
	v	Other		8,352,665	1.50

				18,990,255	3.42

FOREIGN GOVERNMENT BONDS
5,000,000	g	Hypothekenbank in Essen AG.
		5.000%, 01/20/12	Aaa	5,044,435	0.91
	e,d,g	Other		15,283,333	2.75

				20,327,768	3.66

MORTGAGE BACKED SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
15,120,102	i	4.000–6.133%, 09/15/16–04/01/37		15,070,300	2.71
3,000,000		5.000%, 06/15/31		2,942,640	0.53
3,225,785	i	5.798%, 03/01/37		3,254,049	0.59
		Federal Home Loan Mortgage Corp Gold (FGLMC)
23,986,854	d,h	4.500–8.000%, 09/01/10–09/01/37		23,526,802	4.23
4,065,807		5.500%, 12/01/33		3,993,908	0.72
2,460,503		6.000%, 05/01/35		2,465,412	0.44
2,583,279		5.500%, 06/01/35		2,532,622	0.46
2,745,545		5.500%, 05/01/37		2,688,397	0.48
		Federal National Mortgage Association (FNMA)
50,791,746	h,i,v	4.000–9.000%, 12/01/08–10/01/37		49,988,427	8.99
2,464,769		5.000%, 02/25/35		2,435,799	0.44
2,492,020		5.000%, 03/01/34		2,385,529	0.43
2,598,798		4.718%, 02/01/14		2,523,808	0.45
2,754,799		6.000%, 05/01/35		2,761,271	0.50
2,879,178		4.640%, 11/01/14		2,781,246	0.50
2,887,387	d	6.000%, 04/01/36		2,892,195	0.52
3,286,109		5.500%, 07/01/33		3,227,896	0.58
3,366,928		5.000%, 10/01/35		3,216,894	0.58
3,613,822		5.500%, 05/01/35		3,543,981	0.64
4,000,000	h	6.000%, 11/25/37		4,001,248	0.72
4,116,944		5.000%, 10/01/25		3,974,971	0.71
4,541,831		6.000%, 08/01/35		4,552,500	0.82
4,715,955	d	5.500%, 05/01/35		4,624,815	0.83
5,035,689		5.000%, 11/01/33		4,820,500	0.87
5,833,126		5.000%, 08/01/34		5,578,843	1.00
6,118,541	i	5.739%, 09/01/36		6,171,436	1.11
13,000,000	h	6.500%, 11/25/37		13,223,444	2.38
		Government National Mortgage Association (GNMA)
6,106,821		5.000–8.500%, 09/15/23–03/20/35		5,989,096	1.08

				185,168,029	33.31

Principal		Issuer	Value	% of net assets

U.S. TREASURY SECURITIES
		United States Treasury Bond
$11,198,000		8.000%, 11/15/21	$14,769,109	2.66%
6,600,000	d	5.250%, 02/15/29	6,917,625	1.24
	j	Other	10,518,851	1.89

			32,205,585	5.79

		TOTAL GOVERNMENT BONDS
		(Cost $257,921,523)	256,691,637	46.18

		TOTAL BONDS
		(Cost $547,990,182)	543,266,144	97.73

Shares		Company

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS			344,400	0.06

		TOTAL PREFERRED STOCKS
		(Cost $350,000)	344,400	0.06

TIAA-CREF MUTUAL FUNDS
402,634	q	TIAA-CREF Institutional High-Yield Fund II, Institutional Class	4,002,183	0.72

		TOTAL TIAA-CREF MUTUAL FUNDS
		(Cost $4,121,103)	4,002,183	0.72

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
5,961,086		State Street Navigator Securities Lending Prime Portfolio	5,961,086	1.07

			5,961,086	1.07
Principal		Issuer

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$31,240,000		0.000%, 10/01/07	31,229,587	5.62

			31,229,587	5.62

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $37,201,086)	37,190,673	6.69

		TOTAL PORTFOLIO
		(Cost $589,662,371)	584,803,400	105.20
		OTHER ASSETS & LIABILITIES, NET	(28,917,566)	(5.20)

		NET ASSETS	$555,885,834	100.00%

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $27,487,251 or 4.94% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at September 30, 2007.

j	Zero coupon

q	Affiliated Fund.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	115

SUMMARY PORTFOLIO OF INVESTMENTS

SHORT-TERM BOND FUND II ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$354,997	0.13%

ASSET BACKED
		Centex Home Equity
		Series 2004-D (Class MF2)
$1,500,000	i	5.560%, 09/25/34	A2	1,332,525	0.48
		CIT Equipment Collateral
		Series 2005-VT1 (Class A4)
1,320,000		4.360%, 11/20/12	Aaa	1,315,129	0.47
		Citicorp Mortgage Securities, Inc
		Series 2006-1 (Class A3)
5,500,000	i	5.706%, 07/25/36	Aaa	5,447,222	1.97
		Flagstar Home Equity Loan Trust
		Series 2007-1A (Class AF3)
2,000,000	i	5.781%, 01/25/35	Aaa	1,974,404	0.71
		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A3
2,000,000		5.590%, 10/25/29	Aaa	1,983,644	0.72
		GMAC Mortgage Corporation Loan Trust
		2006-HLTV A4
2,000,000		5.810%, 10/25/29	Aaa	1,973,416	0.71
		Marriott Vacation Club Owner Trust
		Series 2006-1A (Class A)
2,107,735		5.737%, 04/20/28	Aaa	2,119,021	0.76
		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)
4,000,000		5.790%, 02/25/36	Aaa	3,978,540	1.44
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)
2,000,000	i	5.570%, 02/25/36	Aaa	1,956,282	0.71
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)
2,000,000		5.950%, 02/25/36	Aaa	1,989,930	0.72
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)
1,300,000		5.960%, 02/25/36	Aaa	1,296,001	0.47
	i,v	Other		8,130,468	2.94

		TOTAL ASSET BACKED		33,496,582	12.10

BUILDING MATERIALS AND GARDEN SUPPLIES				485,264	0.18

BUSINESS SERVICES				608,132	0.22

CHEMICALS AND ALLIED PRODUCTS
		Eli Lilly & Co
1,250,000		2.900%, 03/15/08	Aa3	1,238,050	0.45
		Other		654,040	0.23

				1,892,090	0.68

COMMUNICATIONS
		Alamosa Delaware, Inc
1,500,000		8.500%, 01/31/12	Baa3	1,565,902	0.56
	g	Other		1,047,056	0.38

				2,612,958	0.94

Principal		Issuer	Rating†	Value	% of net assets

DEPOSITORY INSTITUTIONS
		Banco Nacional de Comercio Exterior SNC
$1,500,000		3.875%, 01/21/09	A1	$1,462,500	0.53%
		Citigroup, Inc
4,000,000		5.250%, 02/27/12	Aa1	3,999,156	1.44
		Wells Fargo & Co
2,900,000		4.875%, 01/12/11	Aa1	2,872,726	1.04
	e,g	Other		10,766,220	3.89

				19,100,602	6.90

EATING AND DRINKING PLACES				625,924	0.23

ELECTRIC, GAS, AND SANITARY SERVICES
		Duke Energy Carolinas LLC
2,475,000		3.750%, 03/05/08	A2	2,459,407	0.89
		Ohio Power Co
1,250,000		5.300%, 11/01/10	A3	1,252,120	0.45
		Other		3,079,851	1.11

				6,791,378	2.45

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				297,872	0.11

FABRICATED METAL PRODUCTS				1,001,851	0.36

FOOD AND KINDRED PRODUCTS g				2,223,489	0.80

FOOD STORES				1,250,200	0.45

GENERAL BUILDING CONTRACTORS				496,945	0.18

GENERAL MERCHANDISE STORES e				619,849	0.22

HOLDING AND OTHER INVESTMENT OFFICES				625,912	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT				251,061	0.09

INSURANCE CARRIERS g				2,125,700	0.77

NONDEPOSITORY INSTITUTIONS
		American Honda Finance Corp
1,250,000	g	5.125%, 12/15/10	Aa3	1,267,379	0.46
		HSBC Finance Corp
1,250,000		5.250%, 01/14/11	Aa3	1,245,491	0.45
		HSBC Finance Corp
2,000,000		5.900%, 06/19/12	Aa3	2,025,576	0.73
	e,g,i	Other		8,080,153	2.92

				12,618,599	4.56

OIL AND GAS EXTRACTION
		Weatherford International, Inc
2,000,000	g	5.950%, 06/15/12	Baa1	2,039,136	0.74
		Other		1,172,073	0.42

				3,211,209	1.16

OTHER MORTGAGE BACKED SECURITIES
		LB-UBS Commercial Mortgage Trust
		Series 2005-C3 (Class A2)
2,000,000		4.553%, 07/15/30	Aaa	1,978,022	0.72
	i	Other		4,351,388	1.57

				6,329,410	2.29

116	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SHORT-TERM BOND FUND II ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS
		Enterprise Products Operating LP
$1,250,000		4.000%, 10/15/07	Baa3	$1,249,355	0.45%
		Other		2,606,336	0.94

				3,855,691	1.39

PRINTING AND PUBLISHING				991,540	0.36

RAILROAD TRANSPORTATION				500,045	0.18

REAL ESTATE
		USB Realty Corp
1,500,000	g,i	6.091%, 12/30/49	A1	1,440,826	0.52

				1,440,826	0.52

SECURITY AND COMMODITY BROKERS i				4,824,091	1.74

TRANSPORTATION BY AIR				292,548	0.10

TRANSPORTATION EQUIPMENT
		General Dynamics Corp
1,250,000		3.000%, 05/15/08	A2	1,234,787	0.45
		Other		509,565	0.18

				1,744,352	0.63

		TOTAL CORPORATE BONDS (Cost $111,963,844)		110,669,117	39.97

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
3,000,000		5.375%, 08/19/11	Aaa	3,086,400	1.11
		Federal Home Loan Mortgage Corp (FHLMC)
4,700,000		4.750%, 11/03/09	Aaa	4,732,684	1.71
6,500,000		4.875%, 02/09/10	Aaa	6,566,267	2.37
2,700,000		7.000%, 03/15/10	Aaa	2,860,493	1.03
		Federal National Mortgage Association (FNMA)
16,000,000		6.000%, 05/15/08	Aaa	16,114,080	5.82
9,250,000		5.000%, 09/15/08	Aaa	9,311,152	3.36
3,000,000		5.375%, 08/15/09	Aaa	3,051,621	1.10
3,000,000		4.625%, 12/15/09	Aaa	3,013,407	1.09
12,900,000		7.125%, 06/15/10	Aaa	13,774,633	4.98
3,500,000		6.250%, 02/01/11	Aa2	3,675,900	1.33
		Private Export Funding Corp
7,000,000		4.900%, 12/15/11	Aaa	7,082,628	2.56
		Other		4,627,316	1.67

				77,896,581	28.13

FOREIGN GOVERNMENT BONDS
		Emirate of Abu Dhabi
1,400,000	g	5.500%, 08/02/12	Aa2	1,424,455	0.52
		International Finance Corp
1,500,000		5.125%, 05/02/11	Aaa	1,530,459	0.55
	e,g	Other		5,673,539	2.05

				8,628,453	3.12

MORTGAGE BACKED SECURITIES i				3,405,089	1.23

Principal		Issuer		Value	% of net assets

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
$4,068,263		0.875%, 04/15/10		$3,933,185	1.42%
		United States Treasury Note
21,211,000		4.625%, 12/31/11		21,582,193	7.80
4,000,000		3.875%, 05/15/09		3,994,688	1.44
2,000,000		4.000%, 08/31/09		2,001,406	0.72
7,310,000		4.125%, 08/31/12		7,280,307	2.63
12,545,000		4.500%, 05/15/10		12,702,791	4.59
2,500,000		4.500%, 11/30/11		2,531,835	0.91
7,500,000		4.625%, 03/31/08		7,517,580	2.72
6,250,000		4.875%, 10/31/08		6,304,688	2.28
		Other		1,007,109	0.36

				68,855,782	24.87

		TOTAL GOVERNMENT BONDS (Cost $157,411,690)		158,785,905	57.35

		TOTAL BONDS (Cost $269,375,534)		269,455,022	97.32

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
6,370,000		0.000%, 10/01/07		6,367,877	2.30

				6,367,877	2.30

Shares		Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
1,646,443		State Street Navigator Securities Lending
		Prime Portfolio		1,646,443	0.59

				1,646,443	0.59

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,016,443)		8,014,320	2.89

		TOTAL PORTFOLIO (Cost $277,391,977)		277,469,342	100.21
		OTHER ASSETS & LIABILITIES, NET		(590,037)	(0.21)

		NET ASSETS		$276,879,305	100.00%

†	As provide by Moody’s Investors Service (unaudited)

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $12,413,124 or 4.48% of net assets.

i	Floating rate or variable rate securities reflects the rate at September 30, 2007.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	117

SUMMARY PORTFOLIO OF INVESTMENTS

HIGH-YIELD FUND II ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES
		Pokagon Gaming Authority
$2,333,000	g	10.375%, 06/15/14	B3	$2,560,468	0.66%
		Speedway Motorsports, Inc
2,750,000		6.750%, 06/01/13	Ba2	2,708,750	0.70
	g,v	Other		4,557,068	1.17

				9,826,286	2.53

APPAREL AND OTHER TEXTILE PRODUCTS				1,172,760	0.30

AUTO REPAIR, SERVICES AND PARKING
		Hertz Corp
2,960,000	e	10.500%, 01/01/16	B2	3,196,800	0.82
		Keystone Automotive Operations, Inc
4,221,000	d	9.750%, 11/01/13	Caa2	3,440,115	0.89
		Other		2,309,800	0.60

				8,946,715	2.31

AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,180,950	1.34

BUSINESS SERVICES
		Lamar Media Corp
3,250,000	e	7.250%, 01/01/13	Ba3	3,266,250	0.84
	e,g,i,v	Other		10,488,556	2.70

				13,754,806	3.54

CHEMICALS AND ALLIED PRODUCTS e,g				13,943,218	3.59

COAL MINING
		Arch Western Finance LLC
3,050,000		6.750%, 07/01/13	B1	2,989,000	0.77
		Griffin Coal Mining Co Pty Ltd
4,456,000	e,g	9.500%, 12/01/16	Ba2	4,433,720	1.14
		Peabody Energy Corp
2,625,000		6.875%, 03/15/13	Ba1	2,651,250	0.69
		Other		2,559,375	0.66

				12,633,345	3.26

COMMUNICATIONS
		Allbritton Communications Co
4,402,000	d	7.750%, 12/15/12	B1	4,446,020	1.14
		Citizens Communications Co
2,826,000		9.000%, 08/15/31	Ba2	2,868,390	0.74
		Echostar DBS Corp
2,650,000		6.625%, 10/01/14	Ba3	2,663,250	0.69
		Intelsat Bermuda Ltd
2,398,000		11.250%, 06/15/16	Caa1	2,568,858	0.66
		Qwest Communications International, Inc
4,830,000	d	7.250%, 02/15/11	Ba3	4,884,338	1.26
		Windstream Corp
3,650,000		8.125%, 08/01/13	Ba3	3,841,625	0.99
	g,h,i	Other		15,444,989	3.98

				36,717,470	9.46

EATING AND DRINKING PLACES e				938,400	0.24

Principal		Issuer	Rating†	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
		Allied Waste North America, Inc
$3,200,000	e	7.875%, 04/15/13	B1	$3,304,000	0.85%
		Dynegy Holdings, Inc
2,531,000	e	8.750%, 02/15/12	B2	2,613,258	0.67
		Edison Mission Energy
2,775,000		7.500%, 06/15/13	B1	2,844,375	0.73
		El Paso Performance-Linked Trust
2,400,000	g	7.750%, 07/15/11	Ba3	2,465,496	0.64
		Intergen NV
3,750,000	g	9.000%, 06/30/17	Ba3	3,937,500	1.01
		NRG Energy, Inc
2,500,000		7.375%, 02/01/16	B1	2,506,250	0.65
		Reliant Energy, Inc
4,037,000	e	7.625%, 06/15/14	B3	4,067,278	1.05
		Sierra Pacific Resources
2,500,000		8.625%, 03/15/14	B1	2,646,305	0.68
	e,g,i	Other		16,642,806	4.29

				41,027,268	10.57

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
		Freescale Semiconductor, Inc
3,727,000	e	10.125%, 12/15/16	B2	3,466,110	0.89
		L-3 Communications Corp
3,500,000		7.625%, 06/15/12	Ba3	3,578,750	0.92
	g	Other		869,294	0.23

				7,914,154	2.04

FABRICATED METAL PRODUCTS				3,809,209	0.98

FOOD AND KINDRED PRODUCTS e,g				2,430,750	0.63

FOOD STORES
		Stater Brothers Holdings
4,108,000		8.125%, 06/15/12	B2	4,185,025	1.08
		Other		421,740	0.11

				4,606,765	1.19

FURNITURE AND HOME FURNISHINGS STORES
		GSC Holdings Corp
2,900,000		8.000%, 10/01/12	Ba3	3,016,000	0.78

				3,016,000	0.78

HEALTH SERVICES
		FMC Finance III S.A.
3,990,000	g	6.875%, 07/15/17	Ba3	3,970,050	1.02
		HCA, Inc
3,860,000	g	9.125%, 11/15/14	B2	4,072,300	1.05
		Other		4,316,000	1.11

				12,358,350	3.18

118	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

HIGH-YIELD FUND II ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

HOTELS AND OTHER LODGING PLACES
		MGM Mirage
$3,250,000	d	6.750%, 09/01/12	Ba2	$3,197,187	0.82%
	g,i	Other		3,704,125	0.96

				6,901,312	1.78

INDUSTRIAL MACHINERY AND EQUIPMENT
		Scientific Games Corp
3,625,000		6.250%, 12/15/12	Ba3	3,493,594	0.90

				3,493,594	0.90

INSTRUMENTS AND RELATED PRODUCTS g				1,288,160	0.33

INSURANCE CARRIERS				1,671,880	0.43

JUSTICE, PUBLIC ORDER AND SAFETY				1,038,375	0.27

LEGAL SERVICES
		FTI Consulting, Inc
2,614,000		7.750%, 10/01/16	Ba2	2,705,490	0.70
		Other		1,537,500	0.39

				4,242,990	1.09

METAL MINING
		Freeport-McMoRan Copper & Gold, Inc
3,400,000		8.250%, 04/01/15	Ba3	3,672,000	0.95
		Other		1,862,712	0.48

				5,534,712	1.43

MISCELLANEOUS RETAIL
		Couche-Tard US LP
3,250,000		7.500%, 12/15/13	Ba2	3,306,875	0.85
	e	Other		7,740,840	2.00

				11,047,715	2.85

NONDEPOSITORY INSTITUTIONS
		Residential Capital LLC
3,428,000		7.375%, 06/30/10	Ba1	2,845,240	0.73
	e	Other		17,761,165	4.58

				20,606,405	5.31

OIL AND GAS EXTRACTION
		Chesapeake Energy Corp
2,500,000		7.750%, 01/15/15	Ba2	2,571,875	0.66
3,875,000		6.875%, 11/15/20	Ba2	3,792,656	0.98
		Complete Production Services, Inc
3,125,000		8.000%, 12/15/16	B2	3,089,844	0.80
		Plains Exploration & Production Co
3,000,000		7.000%, 03/15/17	B1	2,805,000	0.72
		Range Resources Corp
3,000,000		7.500%, 10/01/17	Ba3	3,067,500	0.79
		Sabine Pass LNG LP
3,725,000		7.250%, 11/30/13	Ba3	3,669,125	0.95
	e	Other		14,404,468	3.71

				33,400,468	8.61

Principal		Issuer	Rating†	Value	% of net assets

PAPER AND ALLIED PRODUCTS
		Cenveo Corp
$2,985,000		7.875%, 12/01/13	B3	$2,716,350	0.70%
	e,g,i	Other		11,711,235	3.02

				14,427,585	3.72

PERSONAL SERVICES				2,400,000	0.62

PETROLEUM AND COAL PRODUCTS
		Lyondell Chemical Co
4,336,000		8.000%, 09/15/14	B1	4,769,600	1.23
		Other		2,536,125	0.65

				7,305,725	1.88

PRIMARY METAL INDUSTRIES g,i,o				7,958,630	2.05

PRINTING AND PUBLISHING
		Morris Publishing Group LLC
3,635,000		7.000%, 08/01/13	B1	2,844,388	0.73
		RH Donnelley Corp
3,060,000	h	8.875%, 01/15/16	B3	3,117,375	0.80
	g	Other		9,458,522	2.44

				15,420,285	3.97

SECURITY AND COMMODITY BROKERS				935,000	0.24

SOCIAL SERVICES
		Knowledge Learning Corp, Inc
2,780,000	g	7.750%, 02/01/15	B2	2,696,600	0.70

				2,696,600	0.70

STONE, CLAY, AND GLASS PRODUCTS e				2,061,250	0.53

TRANSPORTATION BY AIR
		Bristow Group, Inc
3,278,000	g	7.500%, 09/15/17	Ba2	3,343,560	0.86

				3,343,560	0.86

TRANSPORTATION EQUIPMENT e,g				14,480,407	3.73

TRANSPORTATION SERVICES				1,316,250	0.34

WATER TRANSPORTATION
		Gulfmark Offshore, Inc
4,021,000		7.750%, 07/15/14	B1	4,041,105	1.04

				4,041,105	1.04

WHOLESALE TRADE-DURABLE GOODS
		Baker & Taylor, Inc
3,390,000	g	11.500%, 07/01/13	B2	3,326,437	0.86
		Ryerson, Inc
2,607,000		8.250%, 12/15/11	B3	2,799,266	0.72
	e	Other		4,332,200	1.12

				10,457,903	2.70

WHOLESALE TRADE-NONDURABLE GOODS				4,905,575	1.26

		TOTAL CORPORATE BONDS (Cost $362,570,584)		359,251,932	92.58

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	119

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

HIGH-YIELD FUND II ▪ SEPTEMBER 30, 2007

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)
$20,760,000	0.000%, 10/01/07	$20,753,080	5.35%

		20,753,080	5.35

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
37,860,905	State Street Navigator Securities Lending
	Prime Portfolio	37,860,905	9.76

		37,860,905	9.76

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,620,905)	58,613,985	15.11

	TOTAL PORTFOLIO (Cost $421,191,489)	417,865,917	107.69
	OTHER ASSETS & LIABILITIES, NET	(29,834,311)	(7.69)

	NET ASSETS	$388,031,606	100.00%

†	As provided by Moody’s Investors Service (unaudited)

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At September 30, 2007, the value of these securities amounted to $69,299,725 or 17.86% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at September 30, 2007.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

120	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

TAX-EXEMPT BOND FUND II ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA
		Courtland Industrial Development Board
$2,400,000		5.000%, 11/01/13	Baa3	$2,475,984	0.97%
		Other		1,087,220	0.43

				3,563,204	1.40

ALASKA				2,497,592	0.98

ARIZONA				7,468,938	2.92

ARKANSAS				4,956,449	1.94

CALIFORNIA
		Long Beach Bond Finance Authority
2,500,000	h	5.250%, 11/15/22	Aa3	2,587,125	1.01
		San Diego Unified School District
1,900,000		5.500%, 07/01/19	Aaa	2,140,559	0.84
	i	Other		40,158	0.02

				4,767,842	1.87

COLORADO				116,998	0.05

CONNECTICUT				1,492,533	0.58

DISTRICT OF COLUMBIA
		District of Columbia
2,300,000		5.000%, 06/01/16	Aaa	2,480,826	0.97
		Other		847,597	0.33

				3,328,423	1.30

FLORIDA
		Florida Department of Transportation
2,500,000		5.000%, 07/01/18	Aa2	2,687,050	1.05
		Florida State Board of Education
1,890,000		5.000%, 07/01/14	Aaa	2,035,360	0.80
		Lake County School Board
2,000,000		5.250%, 06/01/17	Aaa	2,193,560	0.86
1,925,000		5.250%, 06/01/18	Aaa	2,095,440	0.82
		Other		9,799,436	3.84

				18,810,846	7.37

GEORGIA				4,529,009	1.77

ILLINOIS i				7,960,039	3.12

INDIANA
		Avon Community School Building Corp
2,500,000		5.000%, 07/15/17	Aaa	2,700,625	1.06
		Indiana Bond Bank
2,120,000		5.250%, 04/01/19	Aaa	2,309,189	0.91
		New Albany Floyd County School Building Corp
2,015,000		5.000%, 07/15/15	Aaa	2,176,482	0.85
		Other		4,988,254	1.95

				12,174,550	4.77

KENTUCKY				331,982	0.13

LOUISIANA
		Desoto Parish LA
2,985,000		5.000%, 10/01/12	Baa3	3,073,953	1.20

				3,073,953	1.20

MARYLAND				1,113,790	0.44

Principal	Issuer	Rating†	Value	% of net assets

MASSACHUSETTS
	Massachusetts St Water Pollution Abatement
$2,825,000	5.000%, 08/01/16	Aaa	$3,068,261	1.20%
2,000,000	5.250%, 08/01/17	Aaa	2,215,120	0.87
	Other		1,223,310	0.48

			6,506,691	2.55

MICHIGAN
	L’Anse Creuse Public Schools
1,750,000	5.000%, 05/01/15	Aaa	1,891,890	0.74
	Other		10,575,267	4.14

			12,467,157	4.88

MINNESOTA			1,084,170	0.42

MISSISSIPPI
	Mississippi Development Bank Special Obligation
2,000,000	5.000%, 07/01/17	NR	2,165,000	0.85
	Other		2,530,551	0.99

			4,695,551	1.84

MISSOURI
	Missouri State Health & Educational
	Facilities Authority
2,100,000	6.750%, 05/15/13	#Aaa	2,428,944	0.95
	Other		4,545,531	1.78

			6,974,475	2.73

NEBRASKA			1,048,170	0.41

NEVADA			500,610	0.20

NEW JERSEY
	Garden State Preservation Trust
2,610,000	5.125%, 11/01/18	Aaa	2,870,609	1.12
	New Jersey Economic Development Authority
1,875,000	5.250%, 09/01/14	Aaa	2,045,963	0.80
	Other		5,462,925	2.14

			10,379,497	4.06

NEW MEXICO
	New Mexico Finance Authority
1,895,000	5.000%, 12/15/14	Aa2	2,051,849	0.80
	Other		218,175	0.09

			2,270,024	0.89

NEW YORK
	Long Island Power Authority
2,000,000	5.250%, 12/01/14	A3	2,182,840	0.85
	Metropolitan Transportation Authority
2,000,000	5.500%, 11/15/13	Aaa	2,209,180	0.87
2,650,000	5.500%, 07/01/16	NR	2,984,457	1.17
	New York State Dormitory Authority
2,400,000	5.500%, 05/15/17	Aaa	2,709,480	1.06
	New York State Environmental Facilities Corp
1,825,000	5.000%, 03/15/14	NR	1,957,824	0.77
	New York State Thruway Authority
1,830,000	5.500%, 04/01/12	A1	1,969,958	0.77
	Other		7,980,689	3.12

			21,994,428	8.61

NORTH CAROLINA v			768,777	0.30

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	121

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

TAX-EXEMPT BOND FUND II ▪ SEPTEMBER 30, 2007

Principal		Issuer	Rating†	Value	% of net assets

OHIO
		Cincinnati City School District
$1,820,000		5.000%, 12/01/16	Aaa	$1,980,196	0.77%
		State of Ohio
1,900,000		5.000%, 11/01/16	Aa1	2,064,483	0.81
2,000,000		5.000%, 05/01/17	Aa1	2,171,040	0.85
2,000,000		4.950%, 09/01/20	NR	1,986,720	0.78
		Other		3,172,933	1.24

				11,375,372	4.45

OREGON
		Oregon State Department of Administrative Services
1,850,000		5.250%, 05/01/17	Aaa	1,963,276	0.77
		Other		1,243,859	0.49

				3,207,135	1.26

PENNSYLVANIA
		Carbon County Industrial Development Authority
1,855,000		6.650%, 05/01/10	NR	1,892,137	0.74
		Commonwealth of Pennsylvania
1,900,000		5.375%, 07/01/17	Aa2	2,120,362	0.83
		Delaware Valley Regional Financial Authority
1,900,000		5.500%, 07/01/12	Aa2	2,044,020	0.80
		Philadelphia School District
2,000,000		5.000%, 06/01/24	Aaa	2,150,360	0.84
		Other		11,072,813	4.34

				19,279,692	7.55

PUERTO RICO
		Commonwealth of Puerto Rico
2,015,000		5.500%, 07/01/15	Baa3	2,200,440	0.86
		Puerto Rico Highway & Transportation Authority
2,300,000		5.000%, 07/01/14	Baa3	2,433,262	0.95
		Puerto Rico Public Finance Corp
2,290,000	i	5.750%, 08/01/27	Ba1	2,437,361	0.96
		Other		6,811,256	2.67

				13,882,319	5.44

RHODE ISLAND				1,110,522	0.43

SOUTH CAROLINA				1,980,930	0.78

SOUTH DAKOTA				1,143,440	0.45

TENNESSEE
		Tennessee Energy Acquisition Corp
5,000,000	d	5.000%, 09/01/16	Aa3	5,174,250	2.03
		Other		1,953,433	0.76

				7,127,683	2.79

TEXAS
		Alliance Airport Authority
2,500,000		4.850%, 04/01/21	Baa2	2,461,100	0.96
		Brazos River Authority
3,695,000		4.900%, 10/01/15	Aaa	3,951,913	1.55
		County of Fort Bend TX
2,000,000		5.000%, 03/01/16	Aaa	2,159,380	0.85
		County of Harris TX
2,500,000		5.250%, 08/15/19	Aaa	2,755,525	1.08
		SA Energy Acquisition Public Facility Corp
2,000,000		5.500%, 08/01/19	Aa3	2,130,680	0.83

Principal		Issuer	Rating†	Value	% of net assets

TEXAS—continued
		Texas Municipal Gas Acquisition & Supply Corp I
$2,500,000		5.250%, 12/15/17	Aa3	$2,630,950	1.03%
	i	Other		16,682,032	6.53

				32,771,580	12.83

VIRGINIA
		Virginia College Building Authority
2,000,000		5.000%, 09/01/14	Aa1	2,157,220	0.84
		Other		1,728,237	0.68

				3,885,457	1.52

WASHINGTON
		Port of Seattle WA
2,925,000		5.500%, 09/01/17	Aaa	3,286,091	1.29
		State of Washington
2,000,000		5.000%, 07/01/18	Aaa	2,129,200	0.83
		Other		3,117,494	1.22

				8,532,785	3.34

WISCONSIN
		State of Wisconsin
2,000,000		5.250%, 05/01/15	Aaa	2,193,480	0.86
1,900,000		5.000%, 05/01/17	Aaa	2,062,488	0.81
		Other		43,015	0.01

				4,298,983	1.68

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $251,917,225)		253,471,596	99.25

SHORT-TERM MUNICIPAL BONDS

NEW YORK i				520,000	0.20

TEXAS i				200,000	0.08

		TOTAL SHORT-TERM MUNICIPAL BONDS
		(Cost $720,000)		720,000	0.28

		TOTAL PORTFOLIO
		(Cost $252,637,225)		254,191,596	99.53
		OTHER ASSETS AND LIABILITIES, NET		1,204,365	0.47

		NET ASSETS		$255,395,961	100.00%

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

h	These securities were purchased on a delayed delivery basis.

i	Variable rate demand note (VRDN).

v	Security valued at fair value.

NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

122	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

INFLATION-LINKED BOND FUND ▪ SEPTEMBER 30, 2007

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
	k	United States Treasury Inflation Indexed Bonds
$21,330,506		3.875%, 01/15/09	$21,767,121	4.24%
15,432,652		4.250%, 01/15/10	16,162,092	3.15
36,487,926		0.875%, 04/15/10	35,276,418	6.87
15,367,171		3.500%, 01/15/11	16,037,088	3.12
22,825,420		2.375%, 04/15/11	22,973,421	4.47
8,528,430		3.375%, 01/15/12	8,968,173	1.75
10,162,445		2.000%, 04/15/12	10,088,605	1.97
29,756,425		3.000%, 07/15/12	30,969,922	6.03
27,888,434		1.875%, 07/15/13	27,443,949	5.34
29,462,668		2.000%, 01/15/14	29,039,142	5.66
26,151,311		2.000%, 07/15/14	25,797,850	5.02
25,417,810		1.625%, 01/15/15	24,317,703	4.74
22,060,577		1.875%, 07/15/15	21,476,325	4.18
22,055,106		2.000%, 01/15/16	21,558,867	4.20
21,242,486		2.500%, 07/15/16	21,637,469	4.21
19,005,495		2.375%, 01/15/17	19,142,107	3.73
10,050,390		2.625%, 07/15/17	10,359,752	2.02
34,069,086		2.375%, 01/15/25	34,369,848	6.69
22,275,500		2.000%, 01/15/26	21,273,103	4.14
17,896,153		2.375%, 01/15/27	18,114,272	3.53
23,033,629		3.625%, 04/15/28	28,057,840	5.46
26,545,487		3.875%, 04/15/29	33,708,628	6.56
7,123,299		3.375%, 04/15/32	8,700,441	1.69

			507,240,136	98.77

		TOTAL GOVERNMENT BONDS
		(Cost $510,175,931)	507,240,136	98.77

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$3,220,000	Federal Home Loan Bank (FHLB)
	0.000%, 10/01/07	$3,218,927	0.63%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,220,000)	3,218,927	0.63

	TOTAL PORTFOLIO
	(Cost $513,395,931)	510,459,063	99.40
	OTHER ASSETS & LIABILITIES, NET	3,066,600	0.60

	NET ASSETS	$513,525,663	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	123

SUMMARY PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND ▪ SEPTEMBER 30, 2007

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANK NOTES
	Wells Fargo Bank NA
$15,000,000	5.400%, 10/23/07	$15,000,000	1.10%

BANKERS ACCEPTANCES
	JPMorgan Chase Bank NA
27,344,000	0.000%, 10/09/07-03/05/08	27,121,799	1.98
	Wachovia Bank NA
9,000,000	0.000%, 03/11/08	8,798,613	0.64

		35,920,412	2.62

CERTIFICATES OF DEPOSIT
	Banco Bilbao Vizcaya Argentaria S.A.
10,000,000	5.500%, 12/20/07	10,007,594	0.73
	UBS AG.
10,000,000	5.550%, 12/06/07	10,000,000	0.73
	Other	59,375,791	4.34

		79,383,385	5.80

COMMERCIAL PAPER
	American Express Credit Corp
20,900,000	10/18/07	20,848,580	1.52
	American Honda Finance Corp
14,980,000	10/10/07-11/29/07	14,880,726	1.09
	Bank of America Corp
26,500,000	10/02/07-11/30/07	26,333,924	1.92
	Bank of Nova Scotia
10,000,000	12/28/07	9,879,306	0.72
	Canadian Imperial Holding, Inc
10,000,000	12/07/07	9,896,708	0.72
	Ciesco LLC
13,780,000	10/17/07	13,747,540	1.01
12,000,000	10/19/07	11,967,000	0.88
10,000,000	11/01/07	9,958,537	0.73
	Citigroup Funding, Inc
45,200,000	10/17/07-02/04/08	44,791,235	3.27
	Coca-Cola Co
20,935,000	10/04/07-12/06/07	20,859,265	1.53
13,000,000	12/04/07	12,879,253	0.94
	Danske Corp
9,500,000	10/12/07	9,484,978	0.69
11,155,000	12/20/07	11,021,884	0.81
10,000,000	12/21/07	9,888,819	0.72
	Edison Asset Securitization LLC
10,000,000	10/24/07	9,966,490	0.73
	General Electric Capital Corp
10,000,000	12/17/07	9,897,975	0.72
10,000,000	01/17/08	9,857,500	0.72
	General Electric Co
9,000,000	11/28/07	8,924,020	0.65
	Govco LLC
10,325,000	10/19/07	10,297,123	0.75
9,540,000	11/26/07	9,464,183	0.69
11,520,000	12/03/07	11,402,064	0.83
	HBOS Treasury Services plc
20,920,000	10/03/07-11/02/07	20,854,473	1.52
10,000,000	10/15/07	9,979,813	0.73

Principal	Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
	IBM Capital, Inc
$19,000,000	12/18/07	$18,802,166	1.37%
	IBM International Group
14,890,000	10/30/07	14,827,388	1.08
10,850,000	10/31/07	10,802,803	0.79
	ING US Funding LLC
10,000,000	11/19/07	9,924,731	0.73
	Johnson & Johnson
10,000,000	11/19/07	9,932,945	0.73
	Kitty Hawk Funding Corp
20,413,000	10/29/07-12/13/07	20,253,826	1.48
	McGraw-Hill Cos, Inc
17,100,000	10/10/07-11/14/07	17,037,006	1.25
20,000,000	11/06/07	19,895,750	1.45
	Nestle Capital Corp
21,055,000	10/09/07-03/11/08	20,822,005	1.52
	Nestle Capital Corp
12,000,000	11/15/07	11,920,500	0.87
9,000,000	03/13/08	8,799,920	0.64
	Paccar Financial Corp
10,000,000	11/09/07	9,943,207	0.73
	Private Export Funding Corp
35,075,000	10/25/07-01/29/08	34,744,079	2.54
	Procter & Gamble International
23,770,000	10/25/07-12/12/07	23,576,073	1.72
11,000,000	12/06/07	10,894,932	0.80
10,000,000	12/17/07	9,898,189	0.72
	Ranger Funding Co LLC
15,000,000	12/19/07	14,832,125	1.08
	Royal Bank of Scotland plc
14,000,000	12/14/07	13,843,155	1.01
	Scaldis Capital LLC
15,991,000	10/03/07-12/17/07	15,909,563	1.16
	Sedna Finance, Inc
15,000,000	10/11/07-11/30/07	14,916,570	1.09
10,000,000	10/25/07	9,965,067	0.73
	Societe Generale North America, Inc
22,355,000	10/01/07-12/27/07	22,253,077	1.63
	Svensk Exportkredit AB
18,235,000	10/11/07-01/14/08	18,101,610	1.32
10,000,000	10/26/07	9,963,819	0.73
10,460,000	12/05/07	10,359,526	0.76
25,640,000	Toyota Motor Credit Corp
	10/10/07-01/16/08	25,397,674	1.86
9,000,000	10/15/07	8,981,730	0.66
10,000,000	12/27/07	9,884,483	0.72
	UBS Finance (Delaware) LLC
35,035,000	10/02/07-01/11/08	34,765,217	2.54
	Wal-Mart Stores, Inc
10,425,000	10/10/07	10,411,425	0.76
14,620,000	10/16/07-12/18/07	14,533,834	1.06
10,000,000	10/30/07	9,958,568	0.73
	Yorktown Capital LLC
23,500,000	10/26/07-12/21/07	23,303,639	1.70
9,250,000	12/11/07	9,147,839	0.67
	Other	243,815,965	17.81

		1,099,501,802	80.33

124	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MONEY MARKET FUND ▪ SEPTEMBER 30, 2007

Principal		Issuer	Value	% of net assets

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$22,985,000		10/26/07–12/14/07	$22,841,505	1.67%
		Federal Home Loan Mortgage Corp (FHLMC)
23,643,000		10/15/07–02/19/08	23,456,766	1.71
12,950,000		11/19/07	12,862,397	0.94
		Federal National Mortgage Association (FNMA)
10,000,000		11/07/07	9,947,743	0.73
8,820,000		11/14/07	8,767,340	0.64
		Other	9,910,880	0.72

			87,786,631	6.41

VARIABLE NOTES
		PNC Bank NA
12,000,000	i	5.069%, 01/02/08	11,999,236	0.88
		Suntrust Bank
10,000,000	i	5.119%, 01/28/08	10,000,922	0.73
		US Bank NA
8,000,000	i	5.099%, 11/30/07	8,000,059	0.59
		Wells Fargo & Co
9,890,000	i	5.870%, 03/10/08	9,890,367	0.72
	i	Other	10,159,875	0.74

			50,050,459	3.66

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,367,642,689)	1,367,642,689	99.92

		TOTAL PORTFOLIO
		(Cost $1,367,642,689)	1,367,642,689	99.92
		OTHER ASSETS & LIABILITIES, NET	1,098,469	0.08

		NET ASSETS	$1,368,741,158	100.00%

i	Floating rate or variable rate securities reflects the rate at September 30, 2007.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	125

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ SEPTEMBER 30, 2007

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund

ASSETS
Portfolio investments, at cost	$310,489,835	$870,686,431	$2,375,828,224	$570,788,851	$1,104,044,735
Net unrealized appreciation (depreciation) of portfolio investments	33,067,113	200,611,436	329,289,233	84,092,741	63,975,326

Portfolio investments, at value*	343,556,948	1,071,297,867	2,705,117,457	654,881,592	1,168,020,061
Cash	—	1,490,505	—	—	6,369
Cash—foreign**	26,137	3,359,838	6,745,116	73,067	456,831
Receivable from securities transactions	4,002,056	2,064,787	70,354,892	7,716,448	19,110,266
Receivable from Fund shares sold	18,148	4,333,606	7,663,113	1,137,156	3,037,337
Dividends and interest receivable	1,392,308	1,182,632	3,571,815	305,969	1,466,435
Due from investment advisor	35,520	511,643	111,573	605,850	152,902
Reclaims receivable	8,985	49,758	773,457	32,110	19,250

Total assets	349,040,102	1,084,290,636	2,794,337,423	664,752,192	1,192,269,451

LIABILITIES
Management fees payable	20,327	59,559	969,046	39,644	392,047
Service agreement fees payable — Retirement Class	—	38,579	235,913	3,641	99,213
Due to affiliates	52,060	315,183	362,220	358,413	98,314
Due to custodian	4,049,306	—	10,539,973	237,753	—
Payable for collateral for securities on loan	16,378,157	129,551,373	197,368,355	24,124,160	67,180,059
Payable for securities transactions	795,442	6,956,843	34,562,263	1,549,294	20,941,023
Payable for Fund shares redeemed	5,755	2,134,606	687,655	1,101,624	753,965
Payable for variation margin on futures contracts	—	—	—	—	—

Total liabilities	21,301,047	139,056,143	244,725,425	27,414,529	89,464,621

NET ASSETS	$327,739,055	$945,234,493	$2,549,611,998	$637,337,663	$1,102,804,830

NET ASSETS CONSIST OF:
Paid-in-capital	$308,840,772	$773,318,858	$1,960,590,799	$809,958,785	$969,382,424
Undistributed (accumulated) net investment income (loss)	1,721,347	170,672	23,191,722	2,488,843	11,286,757
Accumulated net realized gain (loss) on total investments	(15,891,187)	(28,944,155)	236,618,365	(259,205,616)	58,150,809
Net unrealized appreciation (depreciation) on total investments	33,068,123	200,689,118	329,211,112	84,095,651	63,984,840

NET ASSETS	$327,739,055	$945,234,493	$2,549,611,998	$637,337,663	$1,102,804,830

INSTITUTIONAL CLASS:
Net assets	$327,739,055	$105,476,204	$807,072,313	$169,352,152	$487,144,241
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	36,883,036	10,210,785	53,881,590	14,060,192	28,617,675
Net asset value per share	$8.89	$10.33	$14.98	$12.04	$17.02

RETIREMENT CLASS:
Net assets	—	$204,745,941	$1,216,121,249	$28,307,761	$500,511,356
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	19,613,368	79,356,032	2,359,410	29,517,458
Net asset value per share	—	$10.44	$15.32	$12.00	$16.96

RETAIL CLASS:
Net assets	—	$635,012,348	$526,418,436	$439,677,750	$115,149,233
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	51,393,167	46,627,691	36,584,237	6,934,853
Net asset value per share	—	$12.36	$11.29	$12.02	$16.60

* Includes securities loaned of:	$16,057,012	$126,694,987	$189,713,867	$23,472,292	$64,992,702
**Cost:	$25,582	$3,284,960	$6,733,991	$71,820	$449,852

126	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund

ASSETS
Portfolio investments, at cost	$506,377,613	$847,625,219	$659,145,814	$342,910,593	$439,545,285	$1,009,225,313	$974,082,535
Net unrealized appreciation (depreciation) of portfolio investments	61,927,899	100,033,910	(843,985)	45,928,896	47,235,303	373,646,717	207,374,684

Portfolio investments, at value*	568,305,512	947,659,129	658,301,829	388,839,489	486,780,588	1,382,872,030	1,181,457,219
Cash	755,725	—	—	—	5,976	157,832	—
Cash—foreign**	—	792,747	—	—	—	—	—
Receivable from securities transactions	16,618,857	10,616,583	2,213,566	282,353	207,629	801,849	760,564
Receivable from Fund shares sold	5,621,915	2,827,599	1,429,269	1,355,282	535,084	352,538	1,574,307
Dividends and interest receivable	309,438	1,060,872	362,083	243,931	717,701	1,352,584	1,404,846
Due from investment advisor	31,514	42,932	81,782	50,608	49,062	—	—
Reclaims receivable	—	17,009	—	—	—	—	—

Total assets	591,642,961	963,016,871	662,388,529	390,771,663	488,296,040	1,385,536,833	1,185,196,936

LIABILITIES
Management fees payable	164,216	322,749	200,224	11,462	14,963	41,778	37,726
Service agreement fees payable — Retirement Class	58,765	120,213	54,152	16,990	20,329	1,818	46,115
Due to affiliates	280,302	116,110	121,744	66,043	50,501	79,061	55,816
Due to custodian	—	8,573,514	479,780	260,141	—	—	874,922
Payable for collateral for securities on loan	123,618,520	92,092,754	143,285,481	29,126,448	21,771,176	89,710,274	9,138,221
Payable for securities transactions	17,605,795	3,178,770	908,534	732,170	961,096	1,415,454	546,744
Payable for Fund shares redeemed	15,900	1,047,575	120,904	20,907	12,393	186,863	15,427
Payable for variation margin on futures contracts	—	—	70,400	3,129	18,779	13,025	71,787

Total liabilities	141,743,498	105,451,685	145,241,219	30,237,290	22,849,237	91,448,273	10,786,758

NET ASSETS	$449,899,463	$857,565,186	$517,147,310	$360,534,373	$465,446,803	$1,294,088,560	$1,174,410,178

NET ASSETS CONSIST OF:
Paid-in-capital	$358,355,527	$713,959,425	$484,499,526	$310,636,440	$397,060,883	$897,645,347	$949,148,448
Undistributed (accumulated) net investment income (loss)	(136,486)	5,871,365	3,248,310	2,642,558	7,382,932	13,536,189	14,541,748
Accumulated net realized gain (loss) on total investments	29,753,116	37,691,262	29,866,096	1,325,787	13,693,663	9,259,894	2,904,849
Net unrealized appreciation (depreciation) on total investments	61,927,306	100,043,134	(466,622)	45,929,588	47,309,325	373,647,130	207,815,133

NET ASSETS	$449,899,463	$857,565,186	$517,147,310	$360,534,373	$465,446,803	$1,294,088,560	$1,174,410,178

INSTITUTIONAL CLASS:
Net assets	$51,144,525	$58,763,142	$181,031,682	$272,610,082	$363,497,737	$844,428,824	$942,556,241
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,515,657	2,889,188	11,732,457	19,778,216	21,523,870	73,660,498	53,750,799
Net asset value per share	$20.33	$20.34	$15.43	$13.78	$16.89	$11.46	$17.54

RETIREMENT CLASS:
Net assets	$313,908,422	$600,103,753	$267,272,928	$87,924,291	$101,949,066	$9,479,206	$231,853,937
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,605,378	29,661,411	17,544,001	6,342,235	5,976,171	816,060	13,286,894
Net asset value per share	$20.12	$20.23	$15.23	$13.86	$17.06	$11.62	$17.45

RETAIL CLASS:
Net assets	$84,846,516	$198,698,291	$68,842,700	—	—	$440,180,530	—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,213,507	9,914,237	4,534,432	—	—	37,835,988	—
Net asset value per share	$20.14	$20.04	$15.18	—	—	$11.63	—

* Includes securities loaned of:	$120,281,410	$89,886,031	$138,098,987	$28,377,105	$21,193,417	$86,824,466	$8,849,754
**Cost:	$—	$790,020	$—	$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	127

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ SEPTEMBER 30, 2007

	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund

ASSETS
Portfolio investments, at cost	$62,122,158	$204,677,332	$204,416,716	$148,827,921	$193,380,093
Affiliated investments, at cost	—	—	—	—	—
Net unrealized appreciation (depreciation) of portfolio investments	14,248,593	10,767,568	34,244,636	23,784,262	2,757,840

Portfolio investments, at value*	76,370,751	215,444,900	238,661,352	172,612,183	196,137,933
Affiliated investments, at value	—	—	—	—	—
Cash	9,710	6,454	—	152,535	68,240
Cash—foreign**	—	—	—	—	—
Receivable from securities transactions	32,850	—	55,495	326,454	729,638
Receivable from Fund shares sold	205,919	6,476,946	467,638	385,255	238,753
Dividends and interest receivable	37,733	285,898	211,426	137,791	247,544
Due from investment advisor	75,736	51,813	62,106	116,430	99,949
Reclaims receivable	—	—	—	—	—

Total assets	76,732,699	222,266,011	239,458,017	173,730,648	197,522,057

LIABILITIES
Management fees payable	2,306	5,800	6,286	4,327	4,972
Service agreement fees payable — Retirement Class	4,774	11,995	16,892	6,970	11,208
Due to affiliates	63,838	57,086	57,252	64,904	71,031
Due to custodian	—	—	122,960	—	—
Payable for collateral for securities on loan	3,064,401	35,613,701	42,974,496	37,809,324	43,750,726
Payable for securities transactions	712,995	295,346	207,479	1,170,128	912,505
Payable for Fund shares redeemed	—	117,703	1,565	—	12,098
Payable for variation margin on futures contracts	2,785	6,650	6,325	9,276	3,729

Total liabilities	3,851,099	36,108,281	43,393,255	39,064,929	44,766,269

NET ASSETS	$72,881,600	$186,157,730	$196,064,762	$134,665,719	$152,755,788

NET ASSETS CONSIST OF:
Paid-in-capital	$54,905,144	$162,339,970	$154,494,811	$104,444,168	$137,572,046
Undistributed (accumulated) net investment income (loss)	374,137	2,392,294	1,605,741	702,284	2,097,883
Accumulated net realized gain (loss) on total investments	3,352,383	10,612,017	5,673,016	5,731,974	10,328,019
Net unrealized appreciation (depreciation) on total investments	14,249,936	10,813,449	34,291,194	23,787,293	2,757,840

NET ASSETS	$72,881,600	$186,157,730	$196,064,762	$134,665,719	$152,755,788

INSTITUTIONAL CLASS:
Net assets	$48,316,221	$126,598,334	$111,763,363	$99,932,630	$97,502,302
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,970,938	7,277,423	5,812,777	6,367,057	7,028,752
Net asset value per share	$16.26	$17.40	$19.23	$15.70	$13.87

RETIREMENT CLASS:
Net assets	$24,565,379	$59,559,396	$84,301,399	$34,733,089	$55,253,486
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,520,069	3,384,405	4,355,480	2,072,284	3,930,878
Net asset value per share	$16.16	$17.60	$19.36	$16.76	$14.06

RETAIL CLASS:
Net assets	—	—	—	—	—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—
Net asset value per share	—	—	—	—	—

* Includes securities loaned of:	$2,983,065	$34,589,988	$41,843,824	$36,445,842	$41,908,319
**Cost:	$—	$—	$—	$—	$—

128	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

continued

	Small-Cap Blend Index Fund	International Equity Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund II	Bond Fund	Bond Plus Fund II

ASSETS
Portfolio investments, at cost	$287,538,338	$625,513,994	$438,752,901	$597,699,925	$—	$1,713,854,912	$585,541,268
Affiliated investments, at cost	—	—	—	—	574,323,709	—	4,121,103
Net unrealized appreciation (depreciation) of portfolio investments	19,387,917	199,650,025	69,958,385	17,654,970	67,384,500	(7,123,876)	(4,858,971)

Portfolio investments, at value*	306,926,255	825,164,019	508,711,286	615,354,895	—	1,706,731,036	580,801,217
Affiliated investments, at value	—	—	—	—	641,708,209	—	4,002,183
Cash	194,760	11,063	6,882	1,562	—	3,803,755	1,680,141
Cash—foreign**	—	346,980	—	2,690,132	—	—	—
Receivable from securities transactions	1,844,595	71,978	—	32,656,357	1,520,899	54,346,333	23,835,124
Receivable from Fund shares sold	2,943,152	3,543,005	1,450,786	493,386	245,075	2,484,577	1,502,768
Dividends and interest receivable	304,904	1,919,938	463,483	2,276,773	7	12,713,652	4,315,410
Due from investment advisor	125,370	118,549	45,751	25,923	320,497	—	161,152
Reclaims receivable	—	314,182	—	—	—	—	—

Total assets	312,339,036	831,489,714	510,678,188	653,499,028	643,794,687	1,780,079,353	616,297,995

LIABILITIES
Management fees payable	7,470	24,765	60,159	247,366	—	391,288	135,773
Service agreement fees payable — Retirement Class	10,933	56,957	28,174	38,366	2,916	1,632	1,749
Due to affiliates	94,547	377,846	106,384	104,174	212,727	60,189	143,755
Due to custodian	—	—	—	—	117,225	—	—
Payable for collateral for securities on loan	65,652,364	28,623,792	—	3,049,719	—	15,564,860	5,961,086
Payable for securities transactions	7,183,531	6,268,541	4,539,903	31,154,852	1,404,899	133,133,794	53,898,293
Payable for Fund shares redeemed	5,378,050	1,998,360	27,535	133,372	152,911	184,021	271,505
Payable for variation margin on futures contracts	8,211	—	—	—	—	—	—

Total liabilities	78,335,106	37,350,261	4,762,155	34,727,849	1,890,678	149,335,784	60,412,161

NET ASSETS	$234,003,930	$794,139,453	$505,916,033	$618,771,179	$641,904,009	$1,630,743,569	$555,885,834

NET ASSETS CONSIST OF:
Paid-in-capital	$203,856,470	$576,645,057	$426,684,468	$543,067,443	$589,544,860	$1,658,312,605	$567,498,980
Undistributed (accumulated) net investment income (loss)	2,066,869	12,999,600	4,359,898	(8,161,152)	—	8,342	28,954
Accumulated net realized gain (loss) on total investments	8,688,866	4,791,914	4,913,282	66,152,713	(15,025,351)	(20,453,502)	(6,783,129)
Net unrealized appreciation (depreciation) on total investments	19,391,725	199,702,882	69,958,385	17,712,175	67,384,500	(7,123,876)	(4,858,971)

NET ASSETS	$234,003,930	$794,139,453	$505,916,033	$618,771,179	$641,904,009	$1,630,743,569	$555,885,834

INSTITUTIONAL CLASS:
Net assets	$179,670,412	$496,974,979	$186,561,271	$252,163,638	$4,718,289	$1,615,363,360	$282,158,566
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	11,269,461	21,139,750	15,232,459	17,216,759	427,906	162,553,696	28,208,079
Net asset value per share	$15.94	$23.51	$12.25	$14.65	$11.03	$9.94	$10.00

RETIREMENT CLASS:
Net assets	$54,333,518	$297,164,474	$145,443,972	$191,671,069	$16,570,308	$8,301,717	$8,830,250
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,400,975	12,450,924	11,757,047	12,774,067	1,502,806	822,103	881,482
Net asset value per share	$15.98	$23.87	$12.37	$15.00	$11.03	$10.10	$10.02

RETAIL CLASS:
Net assets	—	—	$173,910,790	$174,936,472	$620,615,412	$7,078,492	$264,897,018
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	15,316,520	11,986,182	56,153,442	701,699	26,431,069
Net asset value per share	—	—	$11.35	$14.59	$11.05	$10.09	$10.02

* Includes securities loaned of:	$63,118,075	$27,442,084	$—	$2,966,725	$—	$15,272,869	$5,839,573
**Cost:	$—	$343,973	$—	$2,632,927	$—	$—	$—

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	129

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ SEPTEMBER 30, 2007

	Short-Term Bond Fund II	High-Yield Fund II	Tax-Exempt Bond Fund II	Inflation-Linked Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at cost	$277,391,977	$421,191,489	$252,637,225	$513,395,931	$1,367,642,689
Net unrealized appreciation (depreciation) of portfolio investments	77,365	(3,325,572)	1,554,371	(2,936,868)	—

Portfolio investments, at value*	277,469,342	417,865,917	254,191,596	510,459,063	1,367,642,689
Cash	1,473,994	—	—	—	55,696
Receivable from securities transactions	—	3,923,517	1,170,840	—	—
Receivable from Fund shares sold	323,244	2,532,797	71,307	82,491	3,793,130
Dividends and interest receivable	3,140,952	7,514,040	3,811,693	3,377,027	663,771
Due from investment advisor	46,644	62,721	26,096	12,328	2,002

Total assets	282,454,176	431,898,992	259,271,532	513,930,909	1,372,157,288

LIABILITIES
Management fees payable	56,470	107,930	62,751	124,700	110,162
Service agreement fees payable — Retirement Class	2,560	3,082	—	3,429	19,553
Due to affiliates	77,661	105,564	69,078	72,235	334,335
Due to custodian	—	3,281,909	3,472	26,774	—
Payable for collateral for securities on loan	1,646,443	37,860,905	—	—	—
Payable for securities transactions	3,710,714	2,286,327	3,680,291	—	—
Payable for Fund shares redeemed	81,023	221,669	59,979	178,108	2,893,199
Income distribution payable	—	—	—	—	58,881

Total liabilities	5,574,871	43,867,386	3,875,571	405,246	3,416,130

NET ASSETS	$276,879,305	$388,031,606	$255,395,961	$513,525,663	$1,368,741,158

NET ASSETS CONSIST OF:
Paid-in-capital	$282,374,403	$391,848,684	$254,334,650	$523,472,821	$1,368,761,062
Undistributed (accumulated) net investment income (loss)	5,587	416	30,509	—	(9,047)
Accumulated net realized gain (loss) on total investments	(5,578,050)	(491,922)	(523,569)	(7,010,290)	(10,857)
Net unrealized appreciation (depreciation) on total investments	77,365	(3,325,572)	1,554,371	(2,936,868)	—

NET ASSETS	$276,879,305	$388,031,606	$255,395,961	$513,525,663	$1,368,741,158

INSTITUTIONAL CLASS:
Net assets	$163,035,296	$228,833,800	$75,789,573	$438,861,925	$235,421,335
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,235,830	23,010,243	7,482,800	43,357,837	235,422,959
Net asset value per share	$10.04	$9.94	$10.13	$10.12	$1.00

RETIREMENT CLASS:
Net assets	$12,784,768	$15,869,206	—	$17,839,904	$98,902,792
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,271,802	1,595,403	—	1,743,662	98,902,711
Net asset value per share	$10.05	$9.95	—	$10.23	$1.00

RETAIL CLASS:
Net assets	$101,059,241	$143,328,600	$179,606,388	$56,823,834	$1,034,417,031
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,056,374	14,356,284	17,710,851	5,703,170	1,034,416,867
Net asset value per share	$10.05	$9.98	$10.14	$9.96	$1.00

* Includes securities loaned of:	$1,617,981	$37,034,503	$—	$—	$—

130	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

STATEMENTS OF OPERATIONS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30, 2007

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund

INVESTMENT INCOME
Dividends	$2,098,469	$9,087,611	$40,742,309	$2,872,218	$18,631,020
Foreign taxes withheld	(39,254)	(123,665)	(4,884,174)	(47,454)	(239,563)
Interest	112,565	91,919	979,749	46,407	553,501
Income from securities lending	22,143	192,543	1,338,997	13,980	252,483

Total income	2,193,923	9,248,408	38,176,881	2,885,151	19,197,441

EXPENSES
Investment management fees	152,280	2,234,588	8,450,484	1,216,436	3,793,790
Service agreement fees — Retirement Class	—	308,916	2,163,946	16,527	981,135
Distribution fees — Retail Class	—	532,883	459,823	364,166	240,824
Fund administration fees	70,524	70,524	70,524	70,524	70,524
Custody fees	51,585	124,903	653,551	50,588	78,603
Audit fees	49,908	45,982	45,982	45,982	45,982
Legal fees	7,346	7,346	7,346	7,346	7,346
Report printing and mailing expenses	10,443	255,723	156,112	296,175	74,168
Transfer agency fees and expenses — Institutional Class	3,158	1,570	4,685	1,570	3,251
Transfer agency fees and expenses — Retirement Class	—	1,300	1,326	926	2,205
Transfer agency fees and expenses — Retail Class	—	588,405	366,560	682,540	122,896
Trustee fees and expenses	5,503	5,493	5,552	5,493	5,493
Compliance fees	5,978	5,978	5,978	5,978	5,978
Interest expense	3,255	18,074	611,972	10,028	126,332
Registration fees	41,991	53,464	52,653	53,231	55,323
Other expenses	11,954	—	—	—	—

Total expenses before expense reimbursement and fee waiver	413,925	4,255,149	13,056,494	2,827,510	5,613,850
Less: Expenses reimbursed by the investment advisor	(147,435)	(632,497)	(303,093)	(947,193)	(169,356)
Fee waiver by investment advisor and TPIS	—	(2,370,210)	(459,823)	(1,364,348)	(240,824)

Net expenses	266,490	1,252,442	12,293,578	515,969	5,203,670

Net investment income	1,927,433	7,995,966	25,883,303	2,369,182	13,993,771

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	13,218,153	31,927,708	319,245,044	53,297,853	87,838,182
Futures transactions	—	—	—	—	—
Foreign currency transactions	24,797	29,551	502,060	99,526	127,552

Net realized gain on total investments	13,242,950	31,957,259	319,747,104	53,397,379	87,965,734

Change in unrealized appreciation (depreciation) on:
Portfolio investments	32,774,056	69,830,253	43,277,898	13,001,194	936,602
Futures transactions	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(111)	77,807	1,269,870	2,683	3,512

Net change in unrealized appreciation (depreciation) on total investments	32,773,945	69,908,060	44,547,768	13,003,877	940,114

Net realized and unrealized gain on total investments	46,016,895	101,865,319	364,294,872	66,401,256	88,905,848

Net increase in net assets resulting from operations	$47,944,328	$109,861,285	$390,178,175	$68,770,438	$102,899,619

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	131

STATEMENTS OF OPERATIONS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30, 2007

	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund

INVESTMENT INCOME
Dividends	$1,947,168	$15,491,767	$7,160,222	$3,931,255	$10,815,802
Foreign taxes withheld	(698)	(213,322)	(5,312)	—	—
Interest	93,677	273,033	640,293	141,996	249,312
Income from securities lending	291,249	306,284	312,577	45,533	58,432

Total income	2,331,396	15,857,762	8,107,780	4,118,784	11,123,546

EXPENSES
Management fees	1,536,221	3,319,666	2,301,040	138,120	173,742
Service agreement fees — Retirement Class	512,225	1,208,243	641,387	155,596	196,291
Distribution fees — Retail Class	108,483	268,979	123,891	—	—
Fund administration fees	70,524	70,524	70,524	70,524	70,524
Custody fees	36,478	65,333	116,935	66,316	44,438
Audit fees	45,982	45,982	45,982	45,982	45,982
Legal fees	7,346	7,346	7,346	7,346	7,346
Report printing and mailing expenses	76,790	88,913	74,541	23,142	19,749
Transfer agency fees and expenses — Institutional Class	1,702	1,882	3,976	3,689	4,564
Transfer agency fees and expenses — Retirement Class	2,205	2,243	2,896	2,661	3646
Transfer agency fees and expenses — Retail Class	119,927	181,116	126,735	—	—
Trustee fees and expenses	5,493	5,493	5,493	5,493	5,493
Compliance fees	5,978	5,978	5,978	5,978	5,978
Interest expense	29,682	43,763	21,951	2,761	1,671
Registration fees	54,642	59,344	51,582	50,184	49,904
Other expenses	—	—	—	—	—

Total expenses before expense reimbursement and fee waiver	2,613,678	5,374,805	3,600,257	577,792	629,328
Less: Expenses reimbursed by the investment advisor	(164,490)	—	(128,067)	(145,958)	(109,596)
Fee waiver by investment advisor and TPIS	(108,483)	(268,979)	(123,891)	—	—

Net expenses	2,340,705	5,105,826	3,348,299	431,834	519,732

Net investment income (loss)	(9,309)	10,751,936	4,759,481	3,686,950	10,603,814

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	32,855,286	42,453,951	39,390,112	58,468,152	77,091,325
Futures transactions	—	—	(147,873)	95,512	273,114
Foreign currency transactions	(29,046)	(59,137)	—	—	—

Net realized gain on total investments	32,826,240	42,394,814	39,242,239	58,563,664	77,364,439

Change in unrealized appreciation (depreciation) on:
Portfolio investments	38,707,878	57,931,599	(16,852,992)	3,077,490	(28,254,665)
Futures transactions	—	—	336,054	1,636	63,519
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(583)	11,770	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	38,707,295	57,943,369	(16,516,938)	3,079,126	(28,191,146)

Net realized and unrealized gain on total investments	71,533,535	100,338,183	22,725,301	61,642,790	49,173,293

Net increase in net assets resulting from operations	$71,524,226	$111,090,119	$27,484,782	$65,329,740	$59,777,107

132	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

continued

	Equity Index Fund	S&P 500 Index Fund	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund

INVESTMENT INCOME
Dividends	$17,210,706	$19,825,592	$537,955	$3,204,810
Foreign taxes withheld	(126)	—	—	—
Interest	504,902	493,415	19,377	81,367
Income from securities lending	262,189	30,698	23,580	61,954

Total income	17,977,671	20,349,705	580,912	3,348,131

EXPENSES
Management fees	385,070	418,386	24,456	58,763
Service agreement fees — Retirement Class	13,264	486,652	45,612	119,810
Distribution fees — Retail Class	391,910	—	—	—
Fund administration fees	70,524	70,524	70,524	70,524
Custody fees	156,473	59,248	63,776	56,457
Audit fees	45,982	45,982	45,982	45,982
Legal fees	7,346	7,346	7,346	7,346
Report printing and mailing expenses	110,617	47,166	8,179	9,258
Transfer agency fees and expenses — Institutional Class	5,914	4,824	2,435	2,536
Transfer agency fees and expenses — Retirement Class	902	2,274	2,493	2,203
Transfer agency fees and expenses — Retail Class	257,631	—	—	—
Trustee fees and expenses	5,493	5,493	5,493	5,493
Compliance fees	5,978	5,978	5,978	6,086
Interest expense	5,584	6,448	7,506	4,275
Registration fees	57,865	46,122	50,063	50,125
Other expenses	2,605	167	4,925	7,282

Total expenses before expense reimbursement and fee waiver	1,523,158	1,206,610	344,768	446,140
Less: Expenses reimbursed by the investment advisor	(64,634)	—	(250,247)	(205,075)
Fee waiver by investment advisor and TPIS	(391,910)	—	—	—

Net expenses	1,066,614	1,206,610	94,521	241,065

Net investment income (loss)	16,911,057	19,143,095	486,391	3,107,066

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	17,975,580	32,573,135	3,599,684	10,483,366
Futures transactions	1,054,944	124,771	(13,178)	240,498
Foreign currency transactions	—	—	—	—

Net realized gain on total investments	19,030,524	32,697,906	3,586,506	10,723,864

Change in unrealized appreciation (depreciation) on:
Portfolio investments	91,296,158	102,183,984	6,607,122	(162,756)
Futures transactions	650	427,765	1,343	51,704
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	91,296,808	102,611,749	6,608,465	(111,052)

Net realized and unrealized gain on total investments	110,327,332	135,309,655	10,194,971	10,612,812

Net increase in net assets resulting from operations	$127,238,389	$154,452,750	$10,681,362	$13,719,878

	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund

INVESTMENT INCOME
Dividends	$2,291,956	$789,869	$2,835,034
Foreign taxes withheld	—	—	(825)
Interest	107,623	60,451	114,564
Income from securities lending	65,150	179,125	148,723

Total income	2,464,729	1,029,445	3,097,496

EXPENSES
Management fees	63,029	46,910	58,109
Service agreement fees — Retirement Class	148,480	62,961	125,645
Distribution fees — Retail Class	—	—	—
Fund administration fees	70,524	70,524	70,524
Custody fees	65,323	92,956	108,350
Audit fees	45,982	45,982	45,982
Legal fees	7,346	7,346	7,346
Report printing and mailing expenses	34,987	22,640	9,891
Transfer agency fees and expenses — Institutional Class	2,612	1,478	1,804
Transfer agency fees and expenses — Retirement Class	2,255	2,386	2,200
Transfer agency fees and expenses — Retail Class	—	—	—
Trustee fees and expenses	5,493	5,493	5,493
Compliance fees	5,978	5,978	6,086
Interest expense	6,229	5,591	2,823
Registration fees	50,024	50,061	49,539
Other expenses	—	—	17,515

Total expenses before expense reimbursement and fee waiver	508,262	420,306	511,307
Less: Expenses reimbursed by the investment advisor	(233,723)	(263,521)	(269,442)
Fee waiver by investment advisor and TPIS	—	—	—

Net expenses	274,539	156,785	241,865

Net investment income (loss)	2,190,190	872,660	2,855,631

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	5,760,501	6,408,674	10,613,278
Futures transactions	144,789	(64,056)	137,381
Foreign currency transactions	—	—	—

Net realized gain on total investments	5,905,290	6,344,618	10,750,659

Change in unrealized appreciation (depreciation) on:
Portfolio investments	13,595,701	11,713,580	(8,053,119)
Futures transactions	44,384	3,031	2,193
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	13,640,085	11,716,611	(8,050,926)

Net realized and unrealized gain on total investments	19,545,375	18,061,229	2,699,733

Net increase in net assets resulting from operations	$21,735,565	$18,933,889	$5,555,364

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	133

STATEMENTS OF OPERATIONS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE YEAR ENDED SEPTEMBER 30, 2007

	Small-Cap Blend Index Fund	International Equity Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund II

INVESTMENT INCOME
Dividends — Unaffiliated issuers	$2,722,171	$18,135,437	$6,025,616	$13,692,387	$—
Dividends — Affiliated issuers	—	—	—	—	6,028,635
Foreign taxes withheld	(607)	(1,532,763)	(264)	(35,820)	—
Interest	196,725	102,548	273,122	221,209	2,812
Income from securities lending	256,173	401,412	2,682	31,454	—

Total income	3,174,462	17,106,634	6,301,156	13,909,230	6,031,447

EXPENSES
Management fees	84,294	252,384	508,162	3,541,961	—
Service agreement fees — Retirement Class	108,099	477,478	270,604	645,344	27,152
Distribution fees — Retail Class	—	—	179,218	308,267	546,576
Fund administration fees	70,524	70,524	70,524	70,524	70,524
Custody fees	153,319	441,424	49,628	65,571	8,445
Audit fees	45,982	45,982	45,982	45,982	51,676
Legal fees	7,346	7,346	7,346	7,346	7,346
Report printing and mailing expenses	11,068	22,541	37,817	107,325	159,542
Transfer agency fees and expenses — Institutional Class	6,638	7,066	1,917	6,863	222
Transfer agency fees and expenses — Retirement Class	2,095	2,230	1,316	2,228	882
Transfer agency fees and expenses — Retail Class	—	—	89,013	214,105	368,693
Trustee fees and expenses	5,493	5,493	5,493	5,493	5,493
Compliance fees	5,978	5,978	5,978	5,978	5,978
Interest expense	2,499	18,823	740	208,465	4,867
Registration fees	50,623	49,257	52,672	52,039	53,341
Other expenses	20,088	88,964	—	—	909

Total expenses before expense reimbursement and fee waiver	574,046	1,495,490	1,326,410	5,287,491	1,311,646
Less: Expenses reimbursed by the investment advisor	(297,366)	(196,425)	(189,338)	(229,727)	(739,259)
Fee waiver by investment advisor and TPIS	—	—	(179,218)	(308,267)	(546,576)

Net expenses	276,680	1,299,065	957,854	4,749,497	25,811

Net investment income	2,897,782	15,807,569	5,343,302	9,159,733	6,005,636

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	25,990,672	5,425,501	25,497,881	76,070,846	618,228
Futures transactions	494,958	(11,475)	(583,751)	—	—
Foreign currency transactions	—	112,561	—	(26,715)	—

Net realized gain (loss) on total investments	26,485,630	5,526,587	24,914,130	76,044,131	618,228

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(5,932,112)	109,975,707	6,851,107	(63,729,976)	17,516,246
Futures transactions	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	3,808	30,759	—	57,205	—

Net change in unrealized appreciation (depreciation) on total investments	(5,928,304)	110,006,466	6,851,107	(63,672,771)	17,516,246

Net realized and unrealized gain (loss) on total investments	20,557,326	115,533,053	31,765,237	12,371,360	18,134,474

Net increase in net assets resulting from operations	$23,455,108	$131,340,622	$37,108,539	$21,531,093	$24,140,110

134	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

concluded

	Bond Fund	Bond Plus Fund II	Short-Term Bond Fund II	High-Yield Fund II	Tax-Exempt Bond Fund II	Inflation-Linked Bond Fund	Money Market Fund

INVESTMENT INCOME
Dividends — Unaffiliated issuers	$37,224	$13,959	$—	$1,680	$—	$—	$—
Dividends — Affiliated issuers	—	129,051	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—	—
Interest	77,698,773	15,625,624	8,064,923	15,972,492	6,013,321	21,006,858	43,213,785
Income from securities lending	14,499	5,522	3,338	105,864	—	—	—

Total income	77,750,496	15,774,156	8,068,261	16,080,036	6,013,321	21,006,858	43,213,785

EXPENSES
Management fees	4,411,620	864,662	398,961	730,277	436,344	1,424,501	806,773
Service agreement fees — Retirement Class	10,911	14,180	17,795	24,208	—	27,875	161,392
Distribution fees — Retail Class	5,694	238,844	91,335	133,045	161,403	81,093	982,101
Fund administration fees	70,566	70,524	70,324	70,324	70,324	70,324	70,318
Custody fees	88,166	26,144	13,101	14,832	8,423	24,715	35,757
Audit fees	45,982	46,482	45,982	45,982	45,982	45,982	46,004
Legal fees	7,346	7,346	7,346	7,346	7,346	7,346	7,345
Report printing and mailing expenses	42,717	96,372	33,061	29,831	25,397	38,428	20,052
Transfer agency fees and expenses — Institutional Class	7,404	916	1,518	1,270	303	7,049	2,341
Transfer agency fees and expenses — Retirement Class	890	898	1,062	943	—	953	906
Transfer agency fees and expenses — Retail Class	3,150	223,230	77,504	70,230	59,615	72,175	617,730
Trustee fees and expenses	5,493	5,493	5,493	5,493	5,493	5,493	5,624
Compliance fees	5,978	5,978	5,978	5,978	5,978	5,978	5,977
Interest expense	10,784	3,655	9,233	4,940	2,527	2,206	2,979
Registration fees	55,261	52,641	52,631	54,751	52,651	53,392	58,275
Other expenses	4,601	—	—	29,983	—	—	18,711

Total expenses before expense reimbursement and fee waiver	4,776,563	1,657,365	831,324	1,229,433	881,786	1,867,510	2,842,285
Less: Expenses reimbursed by the investment advisor	—	(327,367)	(228,136)	(194,469)	(178,064)	(30,233)	(22,801)
Fee waiver by investment advisor and TPIS	(5,694)	(238,844)	(91,335)	(133,045)	(161,403)	(81,093)	(982,101)

Net expenses	4,770,869	1,091,154	511,853	901,919	542,319	1,756,184	1,837,383

Net investment income	72,979,627	14,683,002	7,556,408	15,178,117	5,471,002	19,250,674	41,376,402

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(1,172,687)	(1,600,696)	(109,242)	573,635	21,701	1,529,382	710
Futures transactions	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—	—

Net realized gain (loss) on total investments	(1,172,687)	(1,600,696)	(109,242)	573,635	21,701	1,529,382	710

Change in unrealized appreciation (depreciation) on:
Portfolio investments	155,356	(4,090,172)	141,038	(9,807,069)	(582,613)	1,294,967	—
Futures transactions	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	155,356	(4,090,172)	141,038	(9,807,069)	(582,613)	1,294,967	—

Net realized and unrealized gain (loss) on total investments	(1,017,331)	(5,690,868)	31,796	(9,233,434)	(560,912)	2,824,349	710

Net increase in net assets resulting from operations	$71,962,296	$8,992,134	$7,588,204	$5,944,683	$4,910,090	$22,075,023	$41,377,112

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	135

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Growth Equity Fund		Growth & Income Fund

		2007	2006	2007	2006(a)

OPERATIONS
Net investment income		$1,927,433	$1,048,737	$7,995,966	$2,712,942
Net realized gain (loss) on total investments		13,242,950	7,459,648	31,957,259	9,255,095
Net change in unrealized appreciation (depreciation) on total investments		32,773,945	(8,048,240)	69,908,060	7,479,424

Net increase (decrease) from operations		47,944,328	460,145	109,861,285	19,447,461

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,078,879)	(775,387)	(1,794,692)	(1,693,874)
	Retirement Class	—	—	(2,122,322)	(976,992)
	Retail Class	—	—	(4,056,288)	(10,738)
From realized gains:	Institutional Class	—	—	(4,319,468)	(12,583,348)
	Retirement Class	—	—	(4,146,073)	(8,057,539)
	Retail Class	—	—	(138,432)	—

Total distributions		(1,078,879)	(775,387)	(16,577,275)	(23,322,491)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	196,387,935	80,328,100	19,048,008	9,656,103
	Retirement Class	—	—	114,798,776	34,943,023
	Retail Class	—	—	18,453,362	1,495,495
Mergers:	Institutional Class	—	—	203,927	—
	Retail Class	—	—	574,517,021	—
Reinvestments of distributions:	Institutional Class	1,018,048	664,737	5,196,300	12,593,734
	Retirement Class	—	—	6,262,374	9,033,673
	Retail Class	—	—	3,978,914	10,296
Exchanges among the funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	—	69,546	—
	Retail Class	—	—	4,355,146	1,082,615
Redemptions:	Institutional Class	(6,672,601)	(106,462,759)	(35,164,125)	(63,717,020)
	Retirement Class	—	—	(26,425,634)	(14,076,560)
	Retail Class	—	—	(20,387,275)	(32,517)

Net increase (decrease) from shareholder transactions		190,733,382	(25,469,922)	664,906,340	(9,011,158)

Net increase (decrease) in net assets		237,598,831	(25,785,164)	758,190,350	(12,886,188)

NET ASSETS
Beginning of period		90,140,224	115,925,388	187,044,143	199,930,331

End of period		$327,739,055	$90,140,224	$945,234,493	$187,044,143

Undistributed net investment income included in net assets		$1,721,347	$832,925	$170,672	$353,653

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,008,574	11,281,220	1,994,883	1,135,489
	Retirement Class	—	—	11,728,715	4,041,075
	Retail Class	—	—	1,584,669	150,350
Mergers:	Institutional Class	—	—	21,443	—
	Retail Class	—	—	50,573,523	—
Shares reinvested:	Institutional Class	136,835	91,185	579,894	1,531,990
	Retirement Class	—	—	683,248	1,084,585
	Retail Class	—	—	333,381	1,018
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	—	6,983	—
	Retail Class	—	—	379,299	108,099
Shares redeemed:	Institutional Class	(854,529)	(15,334,230)	(3,638,639)	(7,021,167)
	Retirement Class	—	—	(2,731,978)	(1,642,306)
	Retail Class	—	—	(1,733,908)	(3,263)

Net increase (decrease) from shareholder transactions		24,290,880	(3,961,825)	59,781,513	(614,130)

(a)	Retail Class commenced operations March 31, 2006

(b)	Fund commenced operations March 31, 2006

136	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

continued

		International Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund

		2007	2006(a)	2007	2006(b)	2007	2006	2007	2006

OPERATIONS
Net investment income		$25,883,303	$14,653,945	$2,369,182	$58,118	$13,993,771	$10,364,293	$(9,309)	$404,797
Net realized gain (loss) on total investments		319,747,104	135,874,086	53,397,379	(640,377)	87,965,734	41,027,237	32,826,240	10,496,831
Net change in unrealized appreciation (depreciation) on total investments		44,547,768	41,155,438	13,003,877	502,862	940,114	29,724,820	38,707,295	(7,409,591)

Net increase (decrease) from operations		390,178,175	191,683,469	68,770,438	(79,397)	102,899,619	81,116,350	71,524,226	3,492,037

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(6,946,277)	(11,356,516)	(65,305)	—	(2,098,005)	(3,407,805)	(106,538)	(23,072)
	Retirement Class	(8,247,612)	(3,040,040)	(14,070)	—	(4,455,495)	(2,824,654)	(182,540)	(45,233)
	Retail Class	(442,273)	(74)	(14,258)	—	(3,203,862)	(3,457,937)	(75,535)	(27,161)
From realized gains:	Institutional Class	(63,069,776)	(44,227,288)	—	—	(6,874,372)	(7,695,253)	(1,721,507)	(564,834)
	Retirement Class	(83,901,098)	(18,153,995)	—	—	(16,285,603)	(5,512,631)	(8,214,282)	(4,025,746)
	Retail Class	(4,021,259)	—	—	—	(10,915,884)	(5,853,266)	(3,391,204)	(1,769,595)

Total distributions		(166,628,295)	(76,777,913)	(93,633)	—	(43,833,221)	(28,751,546)	(13,691,606)	(6,455,641)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	237,978,427	91,206,347	11,212,569	3,778,066	249,763,402	87,020,796	10,882,215	13,553,571
	Retirement Class	1.490,952,775	681,143,571	27,290,775	1,793,801	220,410,695	101,849,404	156,120,860	110,036,248
	Retail Class	45,470,070	7,903,135	11,554,351	1,092,315	32,275,381	18,867,527	11,283,542	14,612,772
Mergers:	Institutional Class	147,285,896	—	130,664,798	—	—	—	—	—
	Retail Class	427,035,498	—	401,401,895	—	—	—	—	—
Reinvestments of distributions:	Institutional Class	50,411,807	45,158,779	65,305	—	8,046,551	9,828,424	1,724,658	504,957
	Retirement Class	92,041,460	21,190,541	13,919	—	20,719,839	8,337,285	8,389,115	4,069,733
	Retail Class	4,034,134	—	11,499	—	13,788,115	9,188,701	3,331,489	1,739,369
Exchanges among the funds, net:	Institutional Class	—	—	—	—	129,263,924	—	—	—
	Retirement Class	89,030	9,603	57,617	—	(78,058)	—	72,193	—
	Retail Class	27,423,646	6,529,732	(5,280,508)	590,591	(125,834,065)	4,047,145	418,756	(1,874,181)
Redemptions:	Institutional Class	(366,172,930)	(229,266,340)	(4,710,568)	(131,265)	(130,883,155)	(117,637,177)	(3,306,935)	(1,363,773)
	Retirement Class	(995,183,453)	(454,185,021)	(3,232,321)	(202,621)	(22,974,270)	(28,921,764)	(52,529,686)	(78,626,814)
	Retail Class	(18,864,212)	(912,453)	(17,194,215)	(35,748)	(22,399,339)	(19,628,861)	(11,594,389)	(7,645,621)

Net increase (decrease) from shareholder transactions		1,142,502,148	168,777,894	551,855,116	6,885,139	372,099,020	72,951,480	124,791,818	55,006,261

Net increase (decrease) in net assets		1,366,052,028	283,683,450	620,531,921	6,805,742	431,165,418	125,316,284	182,624,438	52,042,657

NET ASSETS
Beginning of period		1,183,559,970	899,876,520	16,805,742	10,000,000	671,639,412	546,323,128	267,275,025	215,232,368

End of period		$2,549,611,998	$1,183,559,970	$637,337,663	$16,805,742	$1,102,804,830	$671,639,412	$449,899,463	$267,275,025

Undistributed net investment income included in net assets		$23,191,722	$11,756,810	$2,488,843	$59,534	$11,286,757	$7,037,276	$(136,486)	$331,252

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	17,274,496	7,378,868	1,042,974	1,301,417	14,859,960	5,825,282	584,821	829,376
	Retirement Class	103,983,144	52,775,402	2,440,742	243,254	13,193,478	6,778,206	8,198,572	6,304,618
	Retail Class	4,258,426	778,490	1,049,123	168,076	1,988,769	1,303,298	609,667	841,297
Mergers:	Institutional Class	10,364,947	—	12,132,293	—	—	—	—	—
	Retail Class	39,835,083	—	37,339,527	—	—	—	—	—
Shares reinvested:	Institutional Class	4,010,486	3,892,999	6,466	—	504,802	684,907	99,233	29,634
	Retirement Class	7,146,076	1,779,223	1,381	—	1,302,315	581,806	486,890	240,670
	Retail Class	425,541	—	1,141	—	886,695	655,418	193,354	102,890
Shares exchange among funds, net:	Institutional Class	—	—	—	—	7,510,978	—	—	—
	Retirement Class	6,101	749	4,925	—	(4,570)	—	3,595	—
	Retail Class	2,554,400	623,758	(485,378)	62,857	(7,488,065)	265,858	(9,399)	(132,802)
Shares redeemed:	Institutional Class	(26,060,232)	(17,874,630)	(409,218)	(13,740)	(7,965,992)	(7,831,512)	(172,901)	(77,728)
	Retirement Class	(69,665,524)	(35,347,477)	(309,508)	(21,383)	(1,384,801)	(1,970,424)	(2,867,455)	(4,577,016)
	Retail Class	(1,757,573)	(90,435)	(1,547,273)	(3,837)	(1,393,306)	(1,333,037)	(641,574)	(449,643)

Net increase (decrease) from shareholder transactions		92,375,371	13,916,947	51,267,195	1,736,644	22,010,263	4,959,802	6,484,803	3,111,296

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	137

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Mid-Cap Value Fund		Small-Cap Equity Fund

		2007	2006	2007	2006

OPERATIONS
Net investment income		$10,751,936	$5,308,849	$4,759,481	$1,935,934
Net realized gain on total investments		42,394,814	40,795,176	39,242,239	39,029,012
Net change in unrealized appreciation (depreciation) on total investments		57,943,369	5,297,926	(16,516,938)	(5,910,970)

Net increase from operations		111,090,119	51,401,951	27,484,782	35,053,976

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(648,568)	(337,653)	(718,362)	(808,040)
	Retirement Class	(5,153,267)	(3,362,979)	(1,137,586)	(1,198,732)
	Retail Class	(2,090,750)	(1,264,477)	(500,954)	(559,437)
From realized gains:	Institutional Class	(3,352,773)	(1,295,340)	(9,703,785)	(10,097,939)
	Retirement Class	(30,487,029)	(14,009,758)	(22,012,290)	(14,944,948)
	Retail Class	(11,811,022)	(5,164,414)	(8,628,685)	(6,166,048)

Total distributions		(53,543,409)	(25,434,621)	(42,701,662)	(33,775,144)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	16,342,724	11,857,330	67,550,891	28,817,572
	Retirement Class	271,091,639	85,956,306	69,556,509	143,101,280
	Retail Class	62,204,932	32,945,544	14,399,839	13,618,936
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Reinvestments of distributions:	Institutional Class	3,544,881	1,249,270	9,467,299	8,940,408
	Retirement Class	35,608,688	17,368,312	23,135,718	16,142,021
	Retail Class	12,873,020	6,090,420	8,734,881	6,581,770
Exchanges among the funds, net:	Institutional Class	—	—	24,366,694	—
	Retirement Class	(60,607)	—	11,000	25,000
	Retail Class	5,049,595	(1,968,870)	(31,346,209)	1,858,818
Redemptions:	Institutional Class	(3,664,582)	(2,953,836)	(30,117,811)	(41,100,995)
	Retirement Class	(63,343,656)	(68,702,143)	(33,545,141)	(112,156,087)
	Retail Class	(21,696,332)	(13,577,698)	(7,670,112)	(7,751,145)

Net increase (decrease) from shareholder transactions		317,950,302	68,264,635	114,543,558	58,077,578

Net increase (decrease) in net assets		375,497,012	94,231,965	99,326,678	59,356,410

NET ASSETS
Beginning of period		482,068,174	387,836,209	417,820,632	358,464,222

End of period		$857,565,186	$482,068,174	$517,147,310	$417,820,632

Undistributed net investment income included in net assets		$5,871,365	$3,356,870	$3,248,310	$1,030,923

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	828,133	675,656	4,218,796	1,859,719
	Retirement Class	13,801,524	4,881,459	4,345,913	9,139,058
	Retail Class	3,203,734	1,882,802	909,040	872,572
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Shares reinvested:	Institutional Class	194,560	73,228	613,564	599,625
	Retirement Class	1,960,831	1,020,465	1,516,102	1,092,893
	Retail Class	716,355	361,626	575,420	447,755
Shares exchange among funds, net:	Institutional Class	—	—	1,468,758	—
	Retirement Class	(3,048)	—	678	1,588
	Retail Class	252,990	(108,404)	(1,938,569)	94,473
Shares redeemed:	Institutional Class	(186,907)	(167,853)	(1,813,719)	(2,579,301)
	Retirement Class	(3,280,027)	(3,921,425)	(2,105,949)	(7,294,102)
	Retail Class	(1,122,627)	(778,141)	(485,036)	(502,880)

Net increase (decrease) from shareholder transactions		16,365,518	3,919,413	7,304,998	3,731,400

(a)        Retirement and Retail Class commenced operations March 31, 2006

138	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

continued

		Large-Cap Growth Index Fund		Large-Cap Value Index Fund

		2007	2006	2007	2006

OPERATIONS
Net investment income		$3,686,950	$6,239,534	$10,603,814	$12,297,366
Net realized gain on total investments		58,563,664	6,805,387	77,364,439	28,136,117
Net change in unrealized appreciation (depreciation) on total investments		3,079,126	17,044,840	(28,191,146)	28,866,940

Net increase from operations		65,329,740	30,089,761	59,777,107	69,300,423

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(4,869,329)	(3,857,286)	(10,363,676)	(9,140,901)
	Retirement Class	(1,016,618)	(291,428)	(2,043,706)	(16,402)
	Retail Class	—	—	—	—
From realized gains:	Institutional Class	(156,104)	(2,971,126)	(11,579,980)	(10,016,735)
	Retirement Class	(35,326)	(165,854)	(2,339,740)	(45,355)
	Retail Class	—	—	—	—

Total distributions		(6,077,377)	(7,285,694)	(26,327,102)	(19,219,393)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	56,312,719	142,753,720	86,709,741	54,171,808
	Retirement Class	47,733,649	25,068,695	80,003,918	126,892,825
	Retail Class	—	—	—	—
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Reinvestments of distributions:	Institutional Class	4,015,902	6,475,717	16,183,779	17,436,316
	Retirement Class	1,044,117	457,282	4,317,316	61,757
	Retail Class	—	—	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—
	Retirement Class	(20,822)	—	—	6,887
	Retail Class	—	—	—	—
Redemptions:	Institutional Class	(390,369,073)	(82,477,474)	(286,940,639)	(107,795,198)
	Retirement Class	(13,072,138)	(6,606,649)	(23,568,932)	(19,724,655)
	Retail Class	—	—	—	—

Net increase (decrease) from shareholder transactions		(294,355,646)	85,671,291	(123,294,817)	71,049,740

Net increase (decrease) in net assets		(235,103,283)	108,475,358	(89,844,812)	121,130,770

NET ASSETS
Beginning of period		595,637,656	487,162,298	555,291,615	434,160,845

End of period		$360,534,373	$595,637,656	$465,446,803	$555,291,615

Undistributed net investment income included in net assets		$2,642,558	$4,850,985	$7,382,932	$9,247,007

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,453,120	12,360,739	5,281,405	8,619,308
	Retirement Class	3,675,689	2,158,197	4,820,085	3,546,280
	Retail Class	—	—	—	—
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Shares reinvested:	Institutional Class	329,442	553,008	1,022,995	1,221,886
	Retirement Class	84,957	38,720	269,664	4,277
	Retail Class	—	—	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	(1,581)	—	—	452
	Retail Class	—	—	—	—
Shares redeemed:	Institutional Class	(31,720,405)	(7,224,324)	(17,317,366)	(7,183,744)
	Retirement Class	(1,002,442)	(565,068)	(1,417,225)	(1,300,935)
	Retail Class	—	—	—	—

Net increase (decrease) from shareholder transactions		(24,181,220)	7,321,272	(7,340,442)	4,907,524

		Equity Index Fund		S&P 500 Index Fund

		2007	2006(a)	2007	2006

OPERATIONS
Net investment income		$16,911,057	$10,929,640	$19,143,095	$13,859,508
Net realized gain on total investments		19,030,524	40,093,583	32,697,906	18,073,414
Net change in unrealized appreciation (depreciation) on total investments		91,296,808	9,875,529	102,611,749	51,340,011

Net increase from operations		127,238,389	60,898,752	154,452,750	83,272,933

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(11,011,345)	(10,348,360)	(12,850,285)	(7,482,298)
	Retirement Class	(58,024)	—	(2,570,986)	(1,551,580)
	Retail Class	(186,419)	—	—	—
From realized gains:	Institutional Class	(6,036,747)	(39,398,708)	(1,523,714)	(1,234,349)
	Retirement Class	(32,617)	—	(347,137)	(223,786)
	Retail Class	(103,523)	—	—	—

Total distributions		(17,428,675)	(49,747,068)	(17,292,122)	(10,492,013)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	188,507,133	221,354,616	161,839,715	293,865,520
	Retirement Class	9,196,623	1,933,016	97,768,819	105,669,891
	Retail Class	24,238,953	4,102,349	—	—
Mergers:	Institutional Class	1,045,122	—	—	—
	Retail Class	408,340,637	—	—	—
Reinvestments of distributions:	Institutional Class	14,876,143	41,512,043	13,102,599	8,054,074
	Retirement Class	86,898	—	2,914,035	1,774,958
	Retail Class	265,620	—	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	4,403,533	2,770,373	—	—
Redemptions:	Institutional Class	(88,498,297)	(246,976,469)	(128,602,514)	(107,205,508)
	Retirement Class	(2,291,456)	(101,554)	(43,057,294)	(67,062,680)
	Retail Class	(17,942,536)	(36,105)	—	—

Net increase (decrease) from shareholder transactions		542,228,373	24,558,269	103,965,360	235,096,255

Net increase (decrease) in net assets		652,038,087	35,709,953	241,125,988	307,877,175

NET ASSETS
Beginning of period		642,050,473	606,340,520	933,284,190	625,407,015

End of period		$1,294,088,560	$642,050,473	$1,174,410,178	$933,284,190

Undistributed net investment income included in net assets		$13,536,189	$7,937,953	$14,541,748	$10,868,131

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	17,432,315	22,837,428	9,817,068	20,398,075
	Retirement Class	828,057	196,527	5,953,177	7,300,597
	Retail Class	2,166,313	416,815	—	—
Mergers:	Institutional Class	93,817	—	—	—
	Retail Class	36,104,242	—	—	—
Shares reinvested:	Institutional Class	1,419,479	4,369,690	819,425	559,699
	Retirement Class	8,167	—	182,813	123,604
	Retail Class	24,964	—	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	415,133	280,894	—	—
Shares redeemed:	Institutional Class	(7,994,214)	(25,313,685)	(7,925,808)	(7,346,492)
	Retirement Class	(206,520)	(10,171)	(2,620,398)	(4,646,832)
	Retail Class	(1,568,711)	(3,662)	—	—

Net increase (decrease) from shareholder transactions		48,723,042	2,773,836	6,226,277	16,388,651

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	139

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Mid-Cap Growth Index Fund		Mid-Cap Value Index Fund

		2007	2006	2007	2006

CHANGES IN NET ASSETS
Net investment income		$486,391	$301,356	$3,107,066	$1,232,675
Net realized gain on total investments		3,586,506	2,468,662	10,723,864	5,809,420
Net change in unrealized appreciation (depreciation) on total investments		6,608,465	(164,831)	(111,052)	135,772

Net increase from operations		10,681,362	2,605,187	13,719,878	7,177,867

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(263,150)	(170,938)	(1,216,526)	(900,970)
	Retirement Class	(78,926)	(3,344)	(330,386)	(13,341)
	Retail Class	—	—	—	—
From realized gains:	Institutional Class	(2,040,988)	(1,965,669)	(4,650,767)	(5,327,412)
	Retirement Class	(645,908)	(158,175)	(1,355,295)	(480,792)
	Retail Class	—	—	—	—

Total distributions		(3,028,972)	(2,298,126)	(7,552,974)	(6,722,515)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	5,496,517	6,278,980	61,084,938	8,206,372
	Retirement Class	32,224,541	18,429,135	55,797,814	23,548,007
	Retail Class	—	—	—	—
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Reinvestments of distributions:	Institutional Class	2,145,436	1,973,309	5,420,524	5,555,222
	Retirement Class	724,681	160,837	1,668,542	494,132
	Retail Class	—	—	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—
	Retirement Class	15,208	—	(29,442)	25,000
	Retail Class	—	—	—	—
Redemptions:	Institutional Class	(1,174,666)	(1,686,438)	(3,688,296)	(1,908,815)
	Retirement Class	(20,578,223)	(8,963,519)	(19,883,068)	(4,464,064)
	Retail Class	—	—	—	—

Net increase (decrease) from shareholder transactions		18,853,494	16,192,304	100,371,012	31,455,854

Net increase (decrease) in net assets		26,505,884	16,499,365	106,537,916	31,911,206

NET ASSETS
Beginning of period		46,375,716	29,876,351	79,619,814	47,708,608

End of period		$72,881,600	$46,375,716	$186,157,730	$79,619,814

Undistributed net investment income included in net assets		$374,137	$232,149	$2,392,294	$894,705

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	361,073	463,392	3,509,687	532,387
	Retirement Class	2,116,735	1,295,652	3,172,869	1,474,915
	Retail Class	—	—	—	—
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Shares reinvested:	Institutional Class	149,508	140,649	328,716	375,353
	Retirement Class	50,712	11,480	99,853	32,920
	Retail Class	—	—	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	953	—	(1,680)	1,540
	Retail Class	—	—	—	—
Shares redeemed:	Institutional Class	(75,074)	(117,985)	(214,481)	(118,834)
	Retirement Class	(1,358,553)	(628,048)	(1,132,558)	(280,947)
	Retail Class	—	—	—	—

Net increase (decrease) from shareholder transactions		1,245,354	1,165,140	5,762,406	2,017,334

140	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

continued

		Mid-Cap Blend Index Fund		Small-Cap Growth Index Fund

		2007	2006	2007	2006

CHANGES IN NET ASSETS
Net investment income		$2,190,190	$1,248,052	$872,660	$362,880
Net realized gain on total investments		5,905,290	5,146,582	6,344,618	8,228,216
Net change in unrealized appreciation (depreciation) on total investments		13,640,085	1,175,862	11,716,611	(5,393,088)

Net increase from operations		21,735,565	7,570,496	18,933,889	3,198,008

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,031,173)	(849,050)	(351,504)	(317,612)
	Retirement Class	(400,858)	(63,897)	(51,146)	(3,396)
	Retail Class	—	—	—	—
From realized gains:	Institutional Class	(3,622,002)	(3,638,956)	(6,940,974)	(4,656,209)
	Retirement Class	(1,552,799)	(608,673)	(1,560,563)	(176,583)
	Retail Class	—	—	—	—

Total distributions		(6,606,832)	(5,160,576)	(8,904,187)	(5,153,800)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	31,440,392	21,940,056	5,879,538	423,794
	Retirement Class	60,718,202	28,477,151	36,782,599	48,046,292
	Retail Class	—	—	—	—
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Reinvestments of distributions:	Institutional Class	1,546,854	1,172,709	7,216,103	4,880,434
	Retirement Class	1,942,714	671,561	1,605,823	179,907
	Retail Class	—	—	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—
	Retirement Class	112,989	—	—	(9,603)
	Retail Class	—	—	—	—
Redemptions:	Institutional Class	(10,505,410)	(10,404,247)	(1,280,733)	(1,207,925)
	Retirement Class	(13,088,035)	(6,532,763)	(23,662,758)	(30,523,304)
	Retail Class	—	—	—	—

Net increase (decrease) from shareholder transactions		72,167,706	35,324,467	26,540,572	21,789,595

Net increase (decrease) in net assets		87,296,439	37,734,387	36,570,274	19,833,803

NET ASSETS
Beginning of period		108,768,323	71,033,936	98,095,445	78,261,642

End of period		$196,064,762	$108,768,323	$134,665,719	$98,095,445

Undistributed net investment income included in net assets		$1,605,741	$862,739	$702,284	$255,163

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,690,259	1,303,601	389,616	28,687
	Retirement Class	3,234,438	1,680,233	2,266,514	3,034,054
	Retail Class	—	—	—	—
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Shares reinvested:	Institutional Class	88,341	71,946	506,393	345,395
	Retirement Class	110,006	40,800	105,369	11,954
	Retail Class	—	—	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	6,052	—	—	(620)
	Retail Class	—	—	—	—
Shares redeemed:	Institutional Class	(564,275)	(617,339)	(83,395)	(80,312)
	Retirement Class	(700,152)	(390,985)	(1,471,669)	(1,981,189)
	Retail Class	—	—	—	—

Net increase (decrease) from shareholder transactions		3,864,669	2,088,256	1,712,828	1,357,969

		Small-Cap Value Index Fund		Small-Cap Blend Index Fund

		2007	2006(a)	2007	2006

CHANGES IN NET ASSETS
Net investment income		$2,855,631	$1,478,473	$2,897,782	$2,005,307
Net realized gain on total investments		10,750,659	10,232,443	26,485,630	22,158,547
Net change in unrealized appreciation (depreciation) on total investments		(8,050,926)	(964,603)	(5,928,304)	(7,492,201)

Net increase from operations		5,555,364	10,746,313	23,455,108	16,671,653

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,216,518)	(1,035,285)	(1,767,214)	(1,480,123)
	Retirement Class	(580,118)	(19,221)	(361,682)	(4,320)
	Retail Class	—	—	—	—
From realized gains:	Institutional Class	(6,955,195)	(7,304,501)	(11,378,450)	(14,634,491)
	Retirement Class	(3,522,345)	(267,840)	(2,585,205)	(166,724)
	Retail Class	—	—	—	—

Total distributions		(12,274,176)	(8,626,847)	(16,092,551)	(16,285,658)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	15,651,351	981,410	45,879,130	57,193,887
	Retirement Class	46,662,798	32,488,982	50,410,134	46,418,555
	Retail Class	—	—	—	—
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Reinvestments of distributions:	Institutional Class	7,718,949	7,786,235	9,749,096	13,704,516
	Retirement Class	4,086,669	282,615	2,939,985	171,045
	Retail Class	—	—	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—
	Retirement Class	(23,000)	(10,065)	12,000	—
	Retail Class	—	—	—	—
Redemptions:	Institutional Class	(1,211,607)	(2,753,834)	(64,652,372)	(46,030,238)
	Retirement Class	(18,614,688)	(9,402,927)	(28,048,106)	(18,244,925)
	Retail Class	—	—	—

Net increase (decrease) from shareholder transactions		54,270,472	29,372,416	16,289,867	53,212,840

Net increase (decrease) in net assets		47,551,660	31,491,882	23,652,424	53,598,835

NET ASSETS
Beginning of period		105,204,128	73,712,246	210,351,506	156,752,671

End of period		$152,755,788	$105,204,128	$234,003,930	$210,351,506

Undistributed net investment income included in net assets		$2,097,883	$1,080,621	$2,066,869	$1,380,006

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,080,867	70,751	2,868,988	3,748,885
	Retirement Class	3,137,040	2,282,860	3,132,622	2,991,705
	Retail Class	—	—	—	—
Mergers:	Institutional Class	—	—	—	—
	Retail Class	—	—	—	—
Shares reinvested:	Institutional Class	547,832	598,481	637,196	939,953
	Retirement Class	285,981	21,410	191,530	11,683
	Retail Class	—	—	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	(1,538)	(706)	738	—
	Retail Class	—	—	—	—
Shares redeemed:	Institutional Class	(80,626)	(187,296)	(3,938,013)	(2,959,344)
	Retirement Class	(1,267,625)	(660,284)	(1,752,997)	(1,200,427)
	Retail Class	—	—	—	—

Net increase (decrease) from shareholder transactions		3,701,931	2,125,216	1,140,064	3,532,455

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	141

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		International Equity Index Fund		Social Choice Equity Fund

		2007	2006	2007	2006(c)

CHANGES IN NET ASSETS
Net investment income		$15,807,569	$8,641,507	$5,343,302	$3,068,273
Net realized gain (loss) on total investments		5,526,587	4,162,631	24,914,130	3,768,735
Net change in unrealized appreciation (depreciation) on total investments		110,006,466	44,072,241	6,851,107	11,331,970

Net increase from operations		131,340,622	56,876,379	37,108,539	18,168,978

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,945,606)	(4,419,675)	(1,595,253)	(1,627,747)
	Retirement Class	(2,469,161)	(23,441)	(1,223,030)	(603,003)
	Retail Class	—	—	(442,354)	—
From realized gains:	Institutional Class	(2,757,516)	(2,332,838)	(1,106,024)	(8,897)
	Retirement Class	(898,433)	(41,165)	(972,152)	—
	Retail Class	—	—	(311,790)	—

Total distributions		(14,070,716)	(6,817,119)	(5,650,603)	(2,239,647)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	90,172,198	129,086,792	95,601,468	15,444,751
	Retirement Class	228,559,953	95,168,360	61,166,833	33,230,624
	Retail Class	—	—	28,869,959	19,446,628
Mergers:	Institutional Class	—	—	20,777,551	—
	Retail Class	—	—	150,223,761	—
Reinvestments of distributions:	Institutional Class	8,984,270	5,733,927	2,166,373	1,497,867
	Retirement Class	3,348,950	64,606	2,192,969	602,407
	Retail Class	—	—	213,089	—
Exchanges among the funds:	Institutional Class	—	—	—	—
	Retirement Class	44,419	2,480	—	—
	Retail Class	—	—	773,436	796,192
Redemptions:	Institutional Class	(45,588,242)	(59,686,918)	(76,165,906)	(11,500,557)
	Retirement Class	(50,749,452)	(17,431,386)	(8,771,813)	(10,291,350)
	Retail Class	—	—	(32,960,955)	(131,189)

Net increase (decrease) from shareholder transactions		234,772,096	152,937,861	244,086,765	49,095,373

Net increase (decrease) in net assets		352,042,002	202,997,121	275,544,701	65,024,704

NET ASSETS
Beginning of period		442,097,451	239,100,330	230,371,332	165,346,628

End of period		$794,139,453	$442,097,451	$505,916,033	$230,371,332

Undistributed net investment income included in net assets		$12,999,600	$7,390,066	$4,359,898	$2,317,390

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,185,000	7,295,757	8,112,860	1,472,115
	Retirement Class	10,400,117	5,060,984	5,110,799	3,128,733
	Retail Class	—	—	2,643,372	1,995,848
Mergers:	Institutional Class	—	—	1,725,710	—
	Retail Class	—	—	13,460,830	—
Shares reinvested:	Institutional Class	438,043	337,886	190,702	143,888
	Retirement Class	160,621	3,741	190,859	57,155
	Retail Class	—	—	20,256	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	1,855	126	—	—
	Retail Class	—	—	74,273	82,162
Shares redeemed:	Institutional Class	(2,081,973)	(3,331,325)	(6,623,997)	(1,091,747)
	Retirement Class	(2,314,618)	(936,297)	(733,416)	(967,067)
	Retail Class	—	—	(2,947,206)	(13,015)

Net increase (decrease) from shareholder transactions		10,789,045	8,430,872	21,225,042	4,808,072

(a)	Retirement and Retail Class commenced operations March 31, 2006

(b)	Fund commenced operations March 31, 2006

(c)	Retail Class commenced operations March 31, 2006

142	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

continued

		Real Estate Securities Fund		Managed Allocation Fund II

		2007	2006	2007	2006(b)

CHANGES IN NET ASSETS
Net investment income		$9,159,733	$12,528,327	$6,005,636	$109,013
Net realized gain (loss) on total investments		76,044,131	34,716,468	618,228	(14,608)
Net change in unrealized appreciation (depreciation) on total investments		(63,672,771)	68,908,535	17,516,246	502,168

Net increase from operations		21,531,093	116,153,330	24,140,110	596,573

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,366,679)	(8,754,841)	(124,908)	(22,367)
	Retirement Class	(7,094,305)	(5,240,165)	(488,922)	(43,044)
	Retail Class	(6,090,435)	(5,876,764)	(5,867,454)	(43,078)
From realized gains:	Institutional Class	(13,051,152)	(25,450,238)	—	—
	Retirement Class	(13,356,263)	(14,120,867)	—	—
	Retail Class	(11,476,146)	(16,655,851)	—	—

Total distributions		(58,434,980)	(76,098,726)	(6,481,284)	(108,489)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	73,546,086	59,741,779	3,064	10
	Retirement Class	179,151,177	81,872,341	9,567,670	7,898,257
	Retail Class	31,526,881	24,140,689	25,974,688	5,306,281
Mergers:	Institutional Class	—	—	2,344,004	—
	Retail Class	—	—	589,208,288	—
Reinvestments of distributions:	Institutional Class	18,449,538	30,704,109	116,906	22,368
	Retirement Class	20,395,340	19,356,953	487,693	43,044
	Retail Class	16,574,056	21,462,462	5,531,739	40,096
Exchanges among the funds:	Institutional Class	—	—	—	—
	Retirement Class	(155,524)	(49,302)	—	—
	Retail Class	(29,689,784)	(6,000,907)	(1,348,620)	1,614,215
Redemptions:	Institutional Class	(49,143,360)	(127,771,773)	(45,524)	(10)
	Retirement Class	(187,620,326)	(66,728,366)	(2,745,543)	(349,947)
	Retail Class	(22,041,473)	(23,505,348)	(22,757,405)	(154,175)

Net increase (decrease) from shareholder transactions		50,992,611	13,222,637	606,336,960	14,420,139

Net increase (decrease) in net assets		14,088,724	53,277,241	623,995,786	14,908,223

NET ASSETS
Beginning of period		604,682,455	551,405,214	17,908,223	3,000,000

End of period		$618,771,179	$604,682,455	$641,904,009	$17,908,223

Undistributed net investment income included in net assets		$(8,161,152)	$(7,588,501)	$—	$707

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,782,010	4,248,467	72	200,001
	Retirement Class	10,565,551	5,582,523	889,281	856,432
	Retail Class	1,960,204	1,713,043	2,414,226	587,118
Mergers:	Institutional Class	—	—	218,657	—
	Retail Class	—	—	54,707,893	—
Shares reinvested:	Institutional Class	1,203,176	2,296,635	11,132	2,273
	Retirement Class	1,297,112	1,421,641	46,529	4,270
	Retail Class	1,084,427	1,615,653	508,513	4,002
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	(10,022)	(3,300)	—	—
	Retail Class	(2,041,242)	(454,343)	(113,759)	163,540
Shares redeemed:	Institutional Class	(3,004,315)	(8,968,127)	(4,228)	(1)
	Retirement Class	(11,671,755)	(4,663,613)	(258,377)	(35,329)
	Retail Class	(1,402,796)	(1,655,005)	(2,102,404)	(15,687)

Net increase (decrease) from shareholder transactions		2,762,350	1,133,574	56,317,535	1,766,619

		Bond Fund		Bond Plus Fund II

		2007	2006(a)	2007	2006(b)

CHANGES IN NET ASSETS
Net investment income		$72,979,627	$74,633,703	$14,683,002	$1,426,814
Net realized gain (loss) on total investments		(1,172,687)	(18,497,687)	(1,600,696)	(75,221)
Net change in unrealized appreciation (depreciation) on total investments		155,356	45,843	(4,090,172)	732,283

Net increase from operations		71,962,296	56,181,859	8,992,134	2,083,876

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(72,598,364)	(74,738,467)	(8,193,505)	(1,359,303)
	Retirement Class	(211,306)	(15,821)	(288,949)	(28,583)
	Retail Class	(161,615)	(15,787)	(6,173,880)	(38,000)
From realized gains:	Institutional Class	—	—	(5,915)	—
	Retirement Class	—	—	(393)	—
	Retail Class	—	—	(440)	—

Total distributions		(72,971,285)	(74,770,075)	(14,663,082)	(1,425,886)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	571,224,171	608,608,154	12,872,204	6,721,020
	Retirement Class	8,007,382	1,297,152	8,285,610	1,969,451
	Retail Class	3,524,553	979,416	10,416,721	1,919,366
Mergers:	Institutional Class	—	—	230,731,103	—
	Retail Class	—	—	264,769,923	—
Reinvestments of distributions:	Institutional Class	66,532,593	68,534,334	8,186,141	1,359,304
	Retirement Class	208,507	15,758	281,978	28,125
	Retail Class	122,820	15,032	5,434,321	32,143
Exchanges among the funds:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	2,577,071	1,830	(2,446,066)	165,125
Redemptions:	Institutional Class	(731,247,344)	(404,588,356)	(24,103,447)	(287,210)
	Retirement Class	(1,178,206)	(56,882)	(2,122,108)	(46,311)
	Retail Class	(168,242)	—	(13,196,751)	(71,850)

Net increase (decrease) from shareholder transactions		(80,396,695)	274,806,438	499,109,629	11,789,163

Net increase (decrease) in net assets		(81,405,684)	256,218,222	493,438,681	12,447,153

NET ASSETS
Beginning of period		1,712,149,253	1,455,931,031	62,447,153	50,000,000

End of period		$1,630,743,569	$1,712,149,253	$555,885,834	$62,447,153

Undistributed net investment income included in net assets		$8,342	$—	$28,954	$5,206

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	57,425,545	61,392,614	1,277,961	5,576,194
	Retirement Class	793,229	129,515	821,620	246,372
	Retail Class	350,536	97,875	1,036,978	242,928
Mergers:	Institutional Class	—	—	22,844,664	—
	Retail Class	—	—	26,162,779	—
Shares reinvested:	Institutional Class	6,705,957	6,929,192	819,668	136,644
	Retirement Class	20,720	1,577	28,118	2,821
	Retail Class	12,223	1,511	544,548	3,219
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	256,242	53	(248,116)	16,224
Shares redeemed:	Institutional Class	(73,113,051)	(40,974,119)	(2,418,228)	(28,824)
	Retirement Class	(117,235)	(5,703)	(212,787)	(4,662)
	Retail Class	(16,741)	—	(1,320,196)	(7,295)

Net increase (decrease) from shareholder transactions		(7,682,575)	27,572,515	49,337,009	6,183,621

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	143

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Short-Term Bond Fund II		High-Yield Fund II

		2007	2006(b)	2007	2006(b)

OPERATIONS
Net investment income		$7,556,408	$1,388,587	$15,178,117	$1,907,548
Net realized gain (loss) on total investments		(109,242)	(38,919)	573,635	(203,924)
Net change in unrealized appreciation (depreciation) on total investments		141,038	333,324	(9,807,069)	(136,641)

Net increase from operations		7,588,204	1,682,992	5,944,683	1,566,983

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(4,998,792)	(1,302,620)	(9,569,744)	(1,814,927)
	Retirement Class	(343,355)	(29,094)	(703,234)	(33,526)
	Retail Class	(2,215,656)	(46,825)	(4,910,286)	(57,676)
From realized gains:	Institutional Class	(17,368)	—	—	—
	Retirement Class	(1,417)	—	—	—
	Retail Class	(1,241)	—	—	—

Total distributions		(7,577,829)	(1,378,539)	(15,183,264)	(1,906,129)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	33,979,837	6,322,370	59,626,843	3,084,846
	Retirement Class	11,804,377	2,226,119	16,681,270	11,047,475
	Retail Class	7,056,308	1,896,070	13,545,497	1,432,663
Mergers:	Institutional Class	84,218,827	—	131,612,524	—
	Retail Class	95,010,720	—	142,215,601	—
Reinvestments of distributions:	Institutional Class	3,991,873	1,295,326	7,342,813	1,804,841
	Retirement Class	331,140	29,041	678,729	33,444
	Retail Class	1,970,385	41,385	4,094,626	49,464
Exchanges among the funds:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	857,314	920,637	1,138,495	825,521
Redemptions:	Institutional Class	(16,037,516)	(16,485)	(18,700,429)	(36,738)
	Retirement Class	(1,833,232)	(297,156)	(7,916,531)	(4,977,134)
	Retail Class	(7,152,262)	(50,601)	(15,966,209)	(8,278)

Net increase (decrease) from shareholder transactions		214,197,771	12,366,706	334,353,229	13,256,104

Net increase (decrease) in net assets		214,208,146	12,671,159	325,114,648	12,916,958

NET ASSETS
Beginning of period		62,671,159	50,000,000	62,916,958	50,000,000

End of period		$276,879,305	$62,671,159	$388,031,606	$62,916,958

Undistributed net investment income included in net assets		$5,587	$14,577	$416	$5,563

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,392,886	5,533,245	5,921,473	5,212,780
	Retirement Class	1,175,487	272,740	1,646,117	1,163,809
	Retail Class	703,894	239,992	1,341,318	195,538
Mergers:	Institutional Class	8,388,329	—	12,840,246	—
	Retail Class	9,453,711	—	13,820,618	—
Shares reinvested:	Institutional Class	398,877	129,822	735,721	183,983
	Retirement Class	33,037	2,905	67,982	3,406
	Retail Class	197,098	4,144	410,764	5,031
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	85,037	92,271	98,630	83,778
Shares redeemed:	Institutional Class	(1,605,680)	(1,649)	(1,880,256)	(3,704)
	Retirement Class	(182,508)	(29,858)	(785,916)	(499,995)
	Retail Class	(714,695)	(5,078)	(1,598,547)	(846)

Net increase (decrease) from shareholder transactions		21,325,473	6,238,534	32,618,150	6,343,780

(a)	Retirement and Retail Class commenced operations March 31, 2006

(b)	Fund commenced operations March 31, 2006

(c)	Retirement Class commenced operations March 31, 2006

144	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

concluded

		Tax-Exempt Bond Fund II		Inflation-Linked Bond Fund

		2007	2006(b)	2007	2006(c)

OPERATIONS
Net investment income		$5,471,002	$986,763	$19,250,674	$22,727,324
Net realized gain (loss) on total investments		21,701	(53,120)	1,529,382	(5,087,836)
Net change in unrealized appreciation (depreciation) on total investments		(582,613)	1,087,793	1,294,967	(10,630,075)

Net increase from operations		4,910,090	2,021,436	22,075,023	7,009,413

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,343,634)	(946,577)	(16,538,159)	(19,233,557)
	Retirement Class	—	—	(565,036)	(47,939)
	Retail Class	(3,140,533)	(40,379)	(2,148,077)	(3,439,792)
From realized gains:	Institutional Class	—	—	—	(6,830,377)
	Retirement Class	—	—	—	—
	Retail Class	—	—	—	(1,372,582)

Total distributions		(5,484,167)	(986,956)	(19,251,272)	(30,924,247)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,650,505	—	161,370,367	168,798,965
	Retirement Class	—	—	17,660,516	5,900,511
	Retail Class	12,218,561	2,184,922	5,338,188	8,132,556
Mergers:	Institutional Class	23,290,517	—	—	—
	Retail Class	168,952,214	—	—	—
Reinvestments of distributions:	Institutional Class	1,979,684	946,578	15,739,147	23,581,921
	Retirement Class	—	—	555,759	47,738
	Retail Class	2,607,507	36,693	1,967,997	4,497,959
Exchanges among the funds:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	855,394	1,524,232	(2,983,587)	(9,796,711)
Redemptions:	Institutional Class	(2,187,725)	—	(103,998,775)	(135,016,820)
	Retirement Class	—	—	(6,124,695)	(317,823)
	Retail Class	(9,112,739)	(10,785)	(7,029,031)	(9,619,888)

Net increase (decrease) from shareholder transactions		200,253,918	4,681,640	82,495,886	56,208,408

Net increase (decrease) in net assets		199,679,841	5,716,120	85,319,637	32,293,574

NET ASSETS
Beginning of period		55,716,120	50,000,000	428,206,026	395,912,452

End of period		$255,395,961	$55,716,120	$513,525,663	$428,206,026

Undistributed net investment income included in net assets		$30,509	$3,210	$—	$—

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	164,613	4,950,000	16,089,767	16,522,992
	Retirement Class	—	—	1,737,049	582,517
	Retail Class	1,210,063	267,477	539,066	802,799
Mergers:	Institutional Class	2,296,895	—	—	—
	Retail Class	16,645,433	—	—	—
Shares reinvested:	Institutional Class	195,862	94,484	1,588,251	2,340,449
	Retirement Class	—	—	55,498	4,753
	Retail Class	259,348	3,643	201,831	451,950
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	80,431	151,523	(307,837)	(983,706)
Shares redeemed:	Institutional Class	(219,054)	—	(10,347,294)	(13,288,039)
	Retirement Class	—	—	(604,451)	(31,704)
	Retail Class	(906,004)	(1,063)	(711,390)	(956,822)

Net increase (decrease) from shareholder transactions		19,727,587	5,466,064	8,240,490	5,445,189

		Money Market Fund

		2007	2006(a)

OPERATIONS
Net investment income		$41,376,402	$12,669,770
Net realized gain (loss) on total investments		710	—
Net change in unrealized appreciation (depreciation) on total investments		—	—

Net increase from operations		41,377,112	12,669,770

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(10,853,925)	(10,984,901)
	Retirement Class	(3,236,254)	(386,577)
	Retail Class	(27,286,223)	(1,324,571)
From realized gains:	Institutional Class	—	—
	Retirement Class	—	—
	Retail Class	—	—

Total distributions		(41,376,402)	(12,696,049)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	88,284,552	146,874,382
	Retirement Class	143,021,826	54,310,210
	Retail Class	426,050,594	112,924,484
Mergers:	Institutional Class	465,262	—
	Retail Class	702,395,515	—
Reinvestments of distributions:	Institutional Class	10,696,427	10,889,072
	Retirement Class	3,236,182	386,301
	Retail Class	26,778,568	1,291,058
Exchanges among the funds:	Institutional Class	—	—
	Retirement Class	—	—
	Retail Class	42,720,503	24,322,122
Redemptions:	Institutional Class	(136,134,682)	(86,172,837)
	Retirement Class	(91,162,104)	(10,889,704)
	Retail Class	(290,854,117)	(11,211,860)

Net increase (decrease) from shareholder transactions		925,498,526	242,723,228

Net increase (decrease) in net assets		925,499,236	242,696,949

NET ASSETS
Beginning of period		443,241,922	200,544,973

End of period		$1,368,741,158	$443,241,922

Undistributed net investment income included in net assets		$(9,047)	$(9,047)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	88,258,256	146,878,026
	Retirement Class	143,021,826	54,310,210
	Retail Class	426,050,594	112,924,484
Mergers:	Institutional Class	465,262	—
	Retail Class	702,395,515	—
Shares reinvested:	Institutional Class	10,696,427	10,889,072
	Retirement Class	3,236,182	386,301
	Retail Class	26,778,568	1,291,058
Shares exchange among funds, net:	Institutional Class	—	—
	Retirement Class	—	—
	Retail Class	42,720,503	24,322,122
Shares redeemed:	Institutional Class	(136,134,682)	(86,172,837)
	Retirement Class	(91,162,104)	(10,889,704)
	Retail Class	(290,854,117)	(11,211,860)

Net increase (decrease) from shareholder transactions		925,472,230	242,726,872

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	145

FINANCIAL HIGHLIGHTS

GROWTH EQUITY FUND

		Selected Per Share Data

			Investment Operations			Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/2007	$7.16	$0.08	$1.71	$1.79	$(0.06)	$—	$(0.06)	$8.89
	9/30/2006	7.00	0.06	0.14	0.20	(0.04)	—	(0.04)	7.16
	9/30/2005	6.31	0.07	0.69	0.76	(0.07)	—	(0.07)	7.00
	9/30/2004	5.91	0.06	0.40	0.46	(0.06)	—	(0.06)	6.31
	9/30/2003	4.82	0.05	1.14	1.19	(0.10)	—	(0.10)	5.91

			Ratios and Supplemental Data

	For the Years Ended	Total Return	Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

				Total	(b)	Net	(c)

Institutional Class	9/30/2007	25.24%	$327,739	0.22%		0.14%		1.01%	218%
	9/30/2006	2.91	90,140	0.22		0.14		0.89	197
	9/30/2005	12.09	115,925	0.14		0.14		1.01	119
	9/30/2004	7.72	92,576	0.15		0.15		0.93	76
	9/30/2003	25.10	94,433	0.18		0.14		0.86	105

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

146	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Years Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/2007		$8.66	$0.17		$2.06	$2.23	$(0.17)	$(0.39)	$(0.56)	$10.33
	9/30/2006		9.05	0.14		0.76	0.90	(0.15)	(1.14)	(1.29)	8.66
	9/30/2005		8.12	0.18		0.93	1.11	(0.18)	—	(0.18)	9.05
	9/30/2004		7.36	0.12		0.76	0.88	(0.12)	—	(0.12)	8.12
	9/30/2003		6.14	0.10		1.22	1.32	(0.10)	—	(0.10)	7.36

Retirement Class	9/30/2007		8.76	0.15		2.08	2.23	(0.16)	(0.39)	(0.55)	10.44
	9/30/2006		9.12	0.12		0.77	0.89	(0.11)	(1.14)	(1.25)	8.76
	9/30/2005		8.16	0.13		0.95	1.08	(0.12)	—	(0.12)	9.12
	9/30/2004		7.39	0.10		0.75	0.85	(0.08)	—	(0.08)	8.16
	9/30/2003	(b)	6.14	0.07		1.22	1.29	(0.04)	—	(0.04)	7.39

Retail Class	9/30/2007		10.27	0.18		2.47	2.65	(0.17)	(0.39)	(0.56)	12.36
	9/30/2006	(c)	10.00	0.08		0.24	0.32	(0.05)	—	(0.05)	10.27

				Ratios and Supplemental Data

	For the Periods Ended		Total Return	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

					Total	(e)	Net	(f)

Institutional Class	9/30/2007		26.84%	$105,476	0.55%		0.13%		1.81%		84%
	9/30/2006		10.87	97,494	0.42		0.13		1.58		133
	9/30/2005		13.70	141,199	0.15		0.15		2.04		223
	9/30/2004		11.89	625,503	0.14		0.14		1.46		77
	9/30/2003		21.62	505,404	0.15		0.14		1.48		150

Retirement Class	9/30/2007		26.44	204,746	0.81		0.38		1.52		84
	9/30/2006		10.62	86,918	0.74		0.40		1.36		133
	9/30/2005		13.32	58,731	0.46		0.46		1.43		223
	9/30/2004		11.47	35,874	0.53		0.44		1.17		77
	9/30/2003	(b)	21.14	8,027	0.48		0.47		1.02		150

Retail Class	9/30/2007		26.67	635,012	1.00		0.24		1.58		84
	9/30/2006	(c)	3.22	2,632	4.10	(d)	0.43	(d)	1.55	(d)	133

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Retirement Class commenced operations on October 1, 2002.

(c)	The Retail Class commenced operations on March 31, 2006.

(d)	The percentages shown for this period are annualized.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(f)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	147

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$13.45	$0.20		$3.49	$3.69	$(0.22)	$(1.94)	$(2.16)	$14.98
	9/30/06		12.17	0.19		2.15	2.34	(0.22)	(0.84)	(1.06)	13.45
	9/30/05		10.29	0.21		2.43	2.64	(0.20)	(0.56)	(0.76)	12.17
	9/30/04		8.56	0.20		1.69	1.89	(0.16)	—	(0.16)	10.29
	9/30/03		6.86	0.17		1.65	1.82	(0.12)	—	(0.12)	8.56

Retirement Class	9/30/07		13.72	0.19		3.54	3.73	(0.19)	(1.94)	(2.13)	15.32
	9/30/06		12.41	0.16		2.13	2.29	(0.14)	(0.84)	(0.98)	13.72
	9/30/05		10.49	0.19		2.40	2.59	(0.11)	(0.56)	(0.67)	12.41
	9/30/04		8.65	0.17		1.69	1.86	(0.02)	—	(0.02)	10.49
	9/30/03	(b)	6.86	0.13		1.66	1.79	—	—	—	8.65

Retail Class	9/30/07		10.63	0.22		2.59	2.81	(0.21)	(1.94)	(2.15)	11.29
	9/30/06	(c)	10.00	0.05		0.58	0.63	—	—	—	10.63

				Ratios and Supplemental Data

	For the Periods Ended		Total Return	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

					Total	(e)	Net	(f)

Institutional Class	9/30/07		30.49%	$807,072	0.58%		0.58%		1.47%		179%
	9/30/06		20.60	649,747	0.45		0.45		1.48		164
	9/30/05		26.45	668,009	0.21		0.21		1.89		147
	9/30/04		22.17	528,959	0.20		0.20		1.98		151
	9/30/03		26.90	370,026	0.27		0.20		2.20		156

Retirement Class	9/30/07		30.16	1,216,121	0.84		0.80		1.36		179
	9/30/06		19.68	519,870	0.76		0.74		1.27		164
	9/30/05		25.34	231,867	0.56		0.56		1.67		147
	9/30/04		21.45	77,400	0.58		0.55		1.63		151
	9/30/03	(b)	26.15	9,863	0.61		0.54		1.61		156

Retail Class	9/30/07		30.34	526,418	0.95		0.75		2.02		179
	9/30/06	(c)	6.30	13,943	1.36	(d)	0.80	(d)	0.94	(d)	164

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Retirement Class commenced operations on October 1, 2002.

(c)	The Retail Class commenced operations on March 31, 2006.

(d)	The percentages shown for this period are annualized.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(f)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

148	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended	(b)	Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$9.68	$0.10		$2.31	$2.41	$(0.05)	$—	$(0.05)	$12.04
	9/30/06		10.00	0.05		(0.37)	(0.32)	—	—	—	9.68

Retirement Class	9/30/07		9.67	0.18		2.19	2.37	(0.04)	—	(0.04)	12.00
	9/30/06		10.00	0.03		(0.36)	(0.33)	—	—	—	9.67

Retail Class	9/30/07		9.67	0.09		2.31	2.40	(0.05)	—	(0.05)	12.02
	9/30/06		10.00	0.03		(0.36)	(0.33)	—	—	—	9.67

				Ratios and Supplemental Data

	For the Periods Ended(b)	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

					Total(e)		Net(f)

Institutional Class	9/30/07	24.97%		$169,352	0.65%		0.13%		0.95%		189%
	9/30/06	(3.20	) (c)	12,465	1.97	(d)	0.13	(d)	0.97	(d)	81

Retirement Class	9/30/07	24.67		28,308	0.94		0.38		1.67		189
	9/30/06	(3.30	)(c)	2,145	6.76	(d)	0.38	(d)	0.69	(d)	81

Retail Class	9/30/07	24.89		439,678	1.22		0.21		0.82		189
	9/30/06	(3.30	)(c)	2,196	5.35	(d)	0.43	(d)	0.61	(d)	81

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Fund commenced operations on March 31, 2006.

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(f)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	149

FINANCIAL HIGHLIGHTS

LARGE-CAP VALUE FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$15.73	$0.30		$2.10	$2.40	$(0.26)	$(0.85)	$(1.11)	$17.02
	9/30/06	14.41	0.27		1.75	2.02	(0.22)	(0.48)	(0.70)	15.73
	9/30/05	13.40	0.30		1.92	2.22	(0.23)	(0.98)	(1.21)	14.41
	9/30/04	11.59	0.28		2.22	2.50	(0.14)	(0.55)	(0.69)	13.40
	9/30/03	9.16	0.25		2.22	2.47	(0.04)	—	(0.04)	11.59

Retirement Class	9/30/07	15.68	0.26		2.10	2.36	(0.23)	(0.85)	(1.08)	16.96
	9/30/06	14.43	0.23		1.75	1.98	(0.25)	(0.48)	(0.73)	15.68
	9/30/05	13.41	0.26		1.90	2.16	(0.16)	(0.98)	(1.14)	14.43
	9/30/04	11.55	0.24		2.23	2.47	(0.06)	(0.55)	(0.61)	13.41
	9/30/03	9.16	0.21		2.24	2.45	(0.06)	—	(0.06)	11.55

Retail Class	9/30/07	15.36	0.28		2.06	2.34	(0.25)	(0.85)	(1.10)	16.60
	9/30/06	14.17	0.25		1.71	1.96	(0.29)	(0.48)	(0.77)	15.36
	9/30/05	13.25	0.26		1.88	2.14	(0.24)	(0.98)	(1.22)	14.17
	9/30/04	11.52	0.24		2.21	2.45	(0.17)	(0.55)	(0.72)	13.25
	9/30/03	9.16	0.22		2.20	2.42	(0.06)	—	(0.06)	11.52

			Ratios and Supplemental Data

	For the Years Ended	Total Return	Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

				Total	(b)	Net	(c)

Institutional Class	9/30/07	15.71%	$487,144	0.52%		0.50%		1.78%	136%
	9/30/06	14.47	215,614	0.38		0.38		1.84	115
	9/30/05	16.73	216,512	0.14		0.14		2.11	113
	9/30/04	21.96	31,289	0.17		0.14		2.20	154
	9/30/03	26.98	14,822	0.21		0.14		2.31	185

Retirement Class	9/30/07	15.51	500,511	0.75		0.73		1.55	136
	9/30/06	14.21	257,287	0.68		0.67		1.54	115
	9/30/05	16.23	159,064	0.48		0.48		1.82	113
	9/30/04	21.59	69,314	0.51		0.48		1.87	154
	9/30/03	26.94	9,943	0.54		0.47		1.89	185

Retail Class	9/30/07	15.70	115,149	0.71		0.55		1.72	136
	9/30/06	14.35	198,739	0.53		0.53		1.69	115
	9/30/05	16.35	170,748	0.44		0.44		1.87	113
	9/30/04	21.67	137,166	0.49		0.44		1.89	154
	9/30/03	26.47	85,349	0.51		0.44		1.99	185

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

150 2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income		From Net Realized Gains		Total Distributions		Net Asset Value, End of Year

Institutional Class	9/30/07	$17.01	$0.03		$4.20	$4.23	$(0.05)		$(0.86)		$(0.91)		$20.33
	9/30/06	17.01	0.06		0.41	0.47	(0.02)		(0.45)		(0.47)		17.01
	9/30/05	14.30	0.06		3.33	3.39	(0.01)		(0.67)		(0.68)		17.01
	9/30/04	13.02	0.05		1.76	1.81	(0.03)		(0.50)		(0.53)		14.30
	9/30/03	9.21	0.04		3.77	3.81	—		(0.00	)(b)	(0.00	)(b)	13.02

Retirement Class	9/30/07	16.84	(0.00	)(b)	4.16	4.16	(0.02)		(0.86)		(0.88)		20.12
	9/30/06	16.88	0.02		0.39	0.41	(0.00	)(b)	(0.45)		(0.45)		16.84
	9/30/05	14.23	0.01		3.31	3.32	(0.00	)(b)	(0.67)		(0.67)		16.88
	9/30/04	12.97	0.00	(b)	1.76	1.76	—		(0.50)		(0.50)		14.23
	9/30/03	9.21	0.00	(b)	3.76	3.76	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	12.97

Retail Class	9/30/07	16.85	0.00	(b)	4.17	4.17	(0.02)		(0.86)		(0.88)		20.14
	9/30/06	16.89	0.02		0.40	0.42	(0.01)		(0.45)		(0.46)		16.85
	9/30/05	14.23	0.01		3.32	3.33	(0.00	)(b)	(0.67)		(0.67)		16.89
	9/30/04	12.98	0.00	(b)	1.75	1.75	(0.00	)(b)	(0.50)		(0.50)		14.23
	9/30/03	9.21	0.00	(b)	3.77	3.77	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	12.98

			Ratios and Supplemental Data

	For the Years Ended	Total Return	Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

				Total	(c)	Net	(d)

Institutional Class	9/30/07	25.76%	$51,145	0.59%		0.55%		0.18%	127%
	9/30/06	2.72	34,088	0.50		0.43		0.36	147
	9/30/05	24.12	20,808	0.15		0.15		0.39	115
	9/30/04	13.88	3,684	0.17		0.14		0.32	148
	9/30/03	41.37	1,887	0.39		0.14		0.31	162

Retirement Class	9/30/07	25.54	313,908	0.84		0.78		(0.05)	127
	9/30/06	2.42	164,771	0.72		0.69		0.13	147
	9/30/05	23.72	131,943	0.48		0.48		0.06	115
	9/30/04	13.48	74,600	0.54		0.48		(0.01)	148
	9/30/03	40.85	25,519	0.73		0.47		(0.02)	162

Retail Class	9/30/07	25.66	84,847	0.90		0.70		0.03	127
	9/30/06	2.37	68,416	0.68		0.68		0.13	147
	9/30/05	23.80	62,481	0.44		0.44		0.09	115
	9/30/04	13.48	48,508	0.51		0.44		0.02	148
	9/30/03	40.96	22,004	0.69		0.44		0.01	162

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Amount represents less than $0.01 per share.

(c)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report 151

FINANCIAL HIGHLIGHTS

MID-CAP VALUE FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$18.59	$0.35		$3.33	$3.68	$(0.31)	$(1.62)	$(1.93)	$20.34
	9/30/06	17.57	0.26		1.87	2.13	(0.23)	(0.88)	(1.11)	18.59
	9/30/05	14.44	0.30		3.62	3.92	(0.22)	(0.57)	(0.79)	17.57
	9/30/04	12.02	0.26		2.74	3.00	(0.13)	(0.45)	(0.58)	14.44
	9/30/03	9.03	0.22		2.81	3.03	(0.04)	—	(0.04)	12.02

Retirement Class	9/30/07	18.51	0.29		3.32	3.61	(0.27)	(1.62)	(1.89)	20.23
	9/30/06	17.52	0.21		1.87	2.08	(0.21)	(0.88)	(1.09)	18.51
	9/30/05	14.38	0.25		3.60	3.85	(0.14)	(0.57)	(0.71)	17.52
	9/30/04	11.95	0.21		2.73	2.94	(0.06)	(0.45)	(0.51)	14.38
	9/30/03	9.03	0.18		2.80	2.98	(0.06)	—	(0.06)	11.95

Retail Class	9/30/07	18.34	0.32		3.29	3.61	(0.29)	(1.62)	(1.91)	20.04
	9/30/06	17.36	0.22		1.85	2.07	(0.22)	(0.87)	(1.09)	18.34
	9/30/05	14.27	0.25		3.57	3.82	(0.16)	(0.57)	(0.73)	17.36
	9/30/04	11.97	0.22		2.71	2.93	(0.18)	(0.45)	(0.63)	14.27
	9/30/03	9.03	0.19		2.80	2.99	(0.05)	—	(0.05)	11.97

			Ratios and Supplemental Data

	For the Years Ended	Total Return	Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

				Total	(b)	Net	(c)

Institutional Class	9/30/07	21.03%	$58,763	0.53%		0.53%		1.76%	90%
	9/30/06	12.68	38,173	0.47		0.43		1.46	131
	9/30/05	27.63	25,868	0.15		0.15		1.82	110
	9/30/04	25.36	8,042	0.17		0.14		1.88	173
	9/30/03	33.63	4,009	0.32		0.14		2.05	215

Retirement Class	9/30/07	20.70	600,104	0.78		0.78		1.47	90
	9/30/06	12.42	318,024	0.69		0.68		1.20	131
	9/30/05	27.20	266,360	0.48		0.48		1.50	110
	9/30/04	24.82	92,268	0.52		0.48		1.54	173
	9/30/03	33.27	15,669	0.65		0.47		1.52	215

Retail Class	9/30/07	20.87	198,698	0.79		0.63		1.65	90
	9/30/06	12.51	125,871	0.63		0.63		1.25	131
	9/30/05	27.23	95,608	0.44		0.44		1.53	110
	9/30/04	24.89	40,706	0.51		0.44		1.58	173
	9/30/03	33.29	9,476	0.62		0.44		1.83	215

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

152 2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$15.91	$0.19		$0.99	$1.18	$(0.11)	$(1.55)	$(1.66)	$15.43
	9/30/06	15.84	0.10		1.41	1.51	(0.11)	(1.33)	(1.44)	15.91
	9/30/05	14.29	0.17		2.20	2.37	(0.12)	(0.70)	(0.82)	15.84
	9/30/04	12.68	0.14		2.48	2.62	(0.08)	(0.93)	(1.01)	14.29	(b)
	9/30/03	9.27	0.14		3.29	3.43	(0.02)	—	(0.02)	12.68

Retirement Class	9/30/07	15.73	0.15		0.98	1.13	(0.08)	(1.55)	(1.63)	15.23
	9/30/06	15.71	0.06		1.40	1.46	(0.11)	(1.33)	(1.44)	15.73
	9/30/05	14.20	0.12		2.19	2.31	(0.10)	(0.70)	(0.80)	15.71
	9/30/04	12.62	0.09		2.46	2.55	(0.04)	(0.93)	(0.97)	14.20	(b)
	9/30/03	9.27	0.11		3.28	3.39	(0.04)	—	(0.04)	12.62

Retail Class	9/30/07	15.66	0.15		1.01	1.16	(0.09)	(1.55)	(1.64)	15.18
	9/30/06	15.65	0.07		1.39	1.46	(0.12)	(1.33)	(1.45)	15.66
	9/30/05	14.15	0.14		2.19	2.33	(0.13)	(0.70)	(0.83)	15.65
	9/30/04	12.64	0.12		2.45	2.57	(0.13)	(0.93)	(1.06)	14.15	(b)
	9/30/03	9.27	0.12		3.29	3.41	(0.04)	—	(0.04)	12.64

				Ratios and Supplemental Data

	For the Years Ended	Total Return		Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

					Total	(b)	Net	(c)

Institutional Class	9/30/07	7.43%		$181,032	0.57%		0.55%		1.16%	127%
	9/30/06	10.15		115,273	0.43		0.41		0.66	264
	9/30/05	16.69		116,652	0.15		0.15		1.11	273
	9/30/04	20.98	(b)	45,429	0.20		0.14		1.03	295
	9/30/03	37.12		18,702	0.62		0.14		1.25	328

Retirement Class	9/30/07	7.15		267,273	0.81		0.78		0.92	127
	9/30/06	9.90		216,828	0.72		0.69		0.39	264
	9/30/05	16.35		170,413	0.48		0.48		0.78	273
	9/30/04	20.53	(b)	116,445	0.54		0.48		0.68	295
	9/30/03	36.65		29,036	0.95		0.47		0.89	328

Retail Class	9/30/07	7.39		68,843	0.86		0.69		0.95	127
	9/30/06	9.97		85,719	0.61		0.61		0.48	264
	9/30/05	16.55		71,400	0.32		0.30		0.97	273
	9/30/04	20.70	(b)	61,937	0.38		0.30		0.87	295
	9/30/03	36.90		28,139	0.78		0.30		1.10	328

(a)	Per share information is calculated based on average number of shares outstanding.

(b)

During the year ended September 30, 2004, the Small-Cap Equity Fund was reimbursed by the Adviser for an investment loss resulting from an overstatement of cash available for investment. Had the Fund not been reimbursed, the net asset value and total return for the Retirement Class would have been $14.19 and 20.44%, respectively, and the net asset value and total return for the Institutional Class would have been $14.28 and 20.86%, respectively. There was no change to the net asset value or total return for the Retail Class.

(c)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report 153

FINANCIAL HIGHLIGHTS

LARGE-CAP GROWTH INDEX FUND

		Selected Per Share Data

			Investment Operations			Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$11.84	$0.14	$2.09	$2.23	$(0.28)	$(0.01)	$(0.29)	$13.78
	9/30/06	11.33	0.13	0.54	0.67	(0.09)	(0.07)	(0.16)	11.84
	9/30/05	10.48	0.12	1.07	1.19	(0.15)	(0.19)	(0.34)	11.33
	9/30/04	11.63	0.11	0.80	0.91	(0.21)	(1.85)	(2.06)	10.48
	9/30/03	9.29	0.11	2.27	2.38	(0.04)	—	(0.04)	11.63

Retirement Class	9/30/07	11.91	0.12	2.10	2.22	(0.26)	(0.01)	(0.27)	13.86
	9/30/06	11.47	0.10	0.53	0.63	(0.12)	(0.07)	(0.19)	11.91
	9/30/05	10.56	0.12	1.04	1.16	(0.06)	(0.19)	(0.25)	11.47
	9/30/04	11.60	0.05	0.82	0.87	(0.06)	(1.85)	(1.91)	10.56
	9/30/03	9.29	0.07	2.27	2.34	(0.03)	—	(0.03)	11.60

			Ratios and Supplemental Data

	For the Years Ended	Total Return	Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

				Total(b)	Net(c)

Institutional Class	9/30/07	19.15%	$272,610	0.12%	0.08%	1.10%	53%
	9/30/06	5.94	552,918	0.08	0.08	1.14	40
	9/30/05	11.41	464,761	0.08	0.08	1.08	61
	9/30/04	7.35	35,800	0.11	0.08	0.97	19
	9/30/03	25.68	34,647	0.13	0.08	1.02	19

Retirement Class	9/30/07	18.91	87,924	0.38	0.33	0.93	53
	9/30/06	5.53	42,719	0.43	0.36	0.86	40
	9/30/05	11.04	22,402	0.43	0.43	1.04	61
	9/30/04	7.03	18,405	0.52	0.42	0.46	19
	9/30/03	25.21	200	0.46	0.41	0.68	19

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

154 2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND

		Selected Per Share Data

			Investment Operations			Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$15.93	$0.41	$1.80	$2.21	$(0.59)	$(0.66)	$(1.25)	$16.89
	9/30/06	14.50	0.36	1.68	2.04	(0.29)	(0.32)	(0.61)	15.93
	9/30/05	13.05	0.34	1.77	2.11	(0.27)	(0.39)	(0.66)	14.50
	9/30/04	11.41	0.29	1.99	2.28	(0.31)	(0.33)	(0.64)	13.05
	9/30/03	9.26	0.26	1.97	2.23	(0.08)	—	(0.08)	11.41

Retirement Class	9/30/07	16.09	0.38	1.82	2.20	(0.57)	(0.66)	(1.23)	17.06
	9/30/06	14.52	0.32	1.68	2.00	(0.11)	(0.32)	(0.43)	16.09
	9/30/05	13.07	0.29	1.79	2.08	(0.24)	(0.39)	(0.63)	14.52
	9/30/04	11.38	0.25	1.98	2.23	(0.21)	(0.33)	(0.54)	13.07
	9/30/03	9.26	0.23	1.96	2.19	(0.07)	—	(0.07)	11.38

			Ratios and Supplemental Data

	For the Years Ended	Total Return	Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

				Total(b)	Net(c)

Institutional Class	9/30/07	14.36%	$363,498	0.11%	0.08%	2.48%	60%
	9/30/06	14.54	518,223	0.08	0.08	2.45	49
	9/30/05	16.50	433,383	0.08	0.08	2.42	65
	9/30/04	20.25	142,252	0.10	0.08	2.34	44
	9/30/03	24.20	89,164	0.16	0.08	2.49	63

Retirement Class	9/30/07	14.17	101,949	0.32	0.30	2.26	60
	9/30/06	14.14	37,069	0.51	0.35	2.10	49
	9/30/05	16.18	778	0.44	0.44	2.07	65
	9/30/04	19.82	200	0.97	0.44	1.99	44
	9/30/03	23.77	161	0.48	0.40	2.17	63

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report 155

FINANCIAL HIGHLIGHTS

EQUITY INDEX FUND

			Selected Per Share Data

				Investment Operations			Distributions

	For the Periods Ended		Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$10.09	$0.20	$1.44	$1.64	$(0.17)	$(0.10)	$(0.27)	$11.46
	9/30/06		9.97	0.17	0.78	0.95	(0.17)	(0.66)	(0.83)	10.09
	9/30/05		8.85	0.18	1.09	1.27	(0.15)	—	(0.15)	9.97
	9/30/04		8.07	0.15	0.99	1.14	(0.29)	(0.07)	(0.36)	8.85
	9/30/03		6.48	0.13	1.53	1.66	(0.05)	(0.02)	(0.07)	8.07

Retirement Class	9/30/07		10.24	0.17	1.48	1.65	(0.17)	(0.10)	(0.27)	11.62
	9/30/06	(b)	10.00	0.07	0.17	0.24	—	—	—	10.24

Retail Class	9/30/07		10.25	0.18	1.47	1.65	(0.17)	(0.10)	(0.27)	11.63
	9/30/06	(c)	10.00	0.08	0.17	0.25	—	—	—	10.25

					Ratios and Supplemental Data

	For the Periods Ended		Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

						Total(f)		Net(g)

Institutional Class	9/30/07		16.49%		$844,429	0.09%		0.08%		1.79%		16%
	9/30/06		10.08		633,027	0.08		0.08		1.74		32
	9/30/05		14.40		606,341	0.09		0.09		1.94		24
	9/30/04		14.17		766,707	0.08		0.08		1.67		26
	9/30/03		25.79		1,355,731	0.09		0.08		1.71		5

Retirement Class	9/30/07		16.29		9,479	0.36		0.33		1.54		16
	9/30/06	(b)	2.40	(d)	1,909	4.07	(e)	0.34	(e)	1.39	(e)	32

Retail Class	9/30/07		16.30		440,181	0.43		0.22		1.62		16
	9/30/06	(c)	2.50	(d)	7,115	1.49	(e)	0.24	(e)	1.53	(e)	32

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Retirement Class commenced operations on March 31, 2006.

(c)	The Retail Class commenced operations on March 31, 2006.

(d)	The percentages shown for this period are not annualized.

(e)	The percentages shown for this period are annualized.

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(g)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

156 2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND

		Selected Per Share Data

			Investment Operations			Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$15.36	$0.31	$2.17	$2.48	$(0.27)	$(0.03)	$(0.30)	$17.54
	9/30/06	14.08	0.27	1.22	1.49	(0.18)	(0.03)	(0.21)	15.36
	9/30/05	12.92	0.26	1.31	1.57	(0.21)	(0.20)	(0.41)	14.08
	9/30/04	11.52	0.21	1.36	1.57	(0.17)	—	(0.17)	12.92
	9/30/03	9.32	0.18	2.07	2.25	(0.05)	—	(0.05)	11.52

Retirement Class	9/30/07	15.29	0.27	2.16	2.43	(0.24)	(0.03)	(0.27)	17.45
	9/30/06	14.08	0.23	1.22	1.45	(0.21)	(0.03)	(0.24)	15.29
	9/30/05	12.95	0.22	1.29	1.51	(0.18)	(0.20)	(0.38)	14.08
	9/30/04	11.48	0.17	1.36	1.53	(0.06)	—	(0.06)	12.95
	9/30/03	9.32	0.14	2.07	2.21	(0.05)	—	(0.05)	11.48

			Ratios and Supplemental Data

	For the Years Ended	Total Return	Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

				Total(b)	Net(c)

Institutional Class	9/30/07	16.35%	$942,556	0.07%	0.07%	1.88%	18%
	9/30/06	10.70	783,876	0.07	0.07	1.86	25
	9/30/05	12.20	526,899	0.08	0.08	1.92	38
	9/30/04	13.63	167,621	0.11	0.08	1.68	21
	9/30/03	24.23	77,569	0.17	0.08	1.68	20

Retirement Class	9/30/07	16.05	231,854	0.32	0.32	1.63	18
	9/30/06	10.39	149,408	0.37	0.37	1.56	25
	9/30/05	11.69	98,508	0.44	0.44	1.65	38
	9/30/04	13.29	54,914	0.48	0.44	1.31	21
	9/30/03	23.77	12,860	0.51	0.43	1.27	20

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report 157

FINANCIAL HIGHLIGHTS

MID-CAP GROWTH INDEX FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income		From Net Realized Gains		Total Distributions		Net Asset Value, End of Year

Institutional Class	9/30/07	$14.30	$0.13		$2.73	$2.86	$(0.10)		$(0.80)		$(0.90)		$16.26
	9/30/06	14.36	0.12		0.85	0.97	(0.08)		(0.95)		(1.03)		14.30
	9/30/05	12.85	0.07		2.81	2.88	(0.06)		(1.31)		(1.37)		14.36
	9/30/04	12.94	0.06		1.67	1.73	(0.06)		(1.76)		(1.82)		12.85
	9/30/03	9.35	0.04		3.57	3.61	(0.02)		0.00	(b)	(0.02)		12.94

Retirement Class	9/30/07	14.25	0.10		2.71	2.81	(0.10)		(0.80)		(0.90)		16.16
	9/30/06	14.29	0.08		0.85	0.93	(0.02)		(0.95)		(0.97)		14.25
	9/30/05	12.83	0.03		2.79	2.82	(0.05)		(1.31)		(1.36)		14.29
	9/30/04	12.91	0.01		1.68	1.69	(0.01)		(1.76)		(1.77)		12.83
	9/30/03	9.35	0.01		3.55	3.56	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	12.91

			Ratios and Supplemental Data

	For the Years	Total	Net Assets, End of Year	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average	Portfolio Turnover

	Ended	Return	(000’s)	Total	(c)	Net	(d)	Net Assets	Rate

Institutional Class	9/30/07	20.88%	$48,316	0.48%		0.08%		0.86%	70%
	9/30/06	6.88	36,255	0.41		0.08		0.84	72
	9/30/05	23.36	29,431	0.09		0.09		0.55	42
	9/30/04	13.50	23,893	0.11		0.08		0.46	32
	9/30/03	38.64	21,450	0.15		0.08		0.38	35

Retirement Class	9/30/07	20.55	24,565	0.75		0.33		0.63	70
	9/30/06	6.60	10,121	0.94		0.35		0.54	72
	9/30/05	22.86	445	0.45		0.45		0.19	42
	9/30/04	13.15	344	0.73		0.44		0.10	32
	9/30/03	38.14	303	0.48		0.41		0.06	35

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Amount represents less than $0.01 per share.

(c)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

158	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE INDEX FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss on) Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$16.20	$0.37		$1.79	$2.16	$(0.20)	$(0.76)	$(0.96)	$17.40
	9/30/06	16.55	0.33		1.47	1.80	(0.31)	(1.84)	(2.15)	16.20
	9/30/05	14.23	0.33		3.24	3.57	(0.30)	(0.95)	(1.25)	16.55
	9/30/04	11.83	0.29		2.66	2.95	(0.26)	(0.29)	(0.55)	14.23
	9/30/03	9.30	0.25		2.36	2.61	(0.08)	—	(0.08)	11.83

Retirement Class	9/30/07	16.40	0.33		1.82	2.15	(0.19)	(0.76)	(0.95)	17.60
	9/30/06	16.52	0.28		1.49	1.77	(0.05)	(1.84)	(1.89)	16.40
	9/30/05	14.20	0.28		3.25	3.53	(0.26)	(0.95)	(1.21)	16.52
	9/30/04	11.80	0.24		2.65	2.89	(0.20)	(0.29)	(0.49)	14.20
	9/30/03	9.30	0.21		2.36	2.57	(0.07)	—	(0.07)	11.80

			Ratios and Supplemental Data

	For the Years	Total	Net Assets, End of Year	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average	Portfolio Turnover

	Ended	Return	(000’s)	Total	(b)	Net	(c)	Net Assets	Rate

Institutional Class	9/30/07	13.68%	$126,598	0.22%		0.08%		2.13%	58%
	9/30/06	12.10	59,187	0.29		0.08		2.11	76
	9/30/05	26.14	47,420	0.08		0.08		2.17	43
	9/30/04	25.36	37,010	0.09		0.08		2.16	23
	9/30/03	28.21	29,797	0.16		0.08		2.38	24

Retirement Class	9/30/07	13.41	59,559	0.46		0.33		1.87	58
	9/30/06	11.77	20,433	0.71		0.35		1.79	76
	9/30/05	25.80	289	0.44		0.44		1.81	43
	9/30/04	24.92	200	1.00		0.44		1.81	23
	9/30/03	27.78	308	0.48		0.40		2.04	24

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	159

FINANCIAL HIGHLIGHTS

MID-CAP BLEND INDEX FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$17.22	$0.28		$2.68	$2.96	$(0.21)	$(0.74)	$(0.95)	$19.23
	9/30/06	16.85	0.25		1.26	1.51	(0.22)	(0.92)	(1.14)	17.22
	9/30/05	14.34	0.23		3.26	3.49	(0.21)	(0.77)	(0.98)	16.85
	9/30/04	12.36	0.20		2.29	2.49	(0.17)	(0.34)	(0.51)	14.34
	9/30/03	9.39	0.16		2.86	3.02	(0.05)	—	(0.05)	12.36

Retirement Class	9/30/07	17.35	0.23		2.71	2.94	(0.19)	(0.74)	(0.93)	19.36
	9/30/06	16.90	0.20		1.27	1.47	(0.10)	(0.92)	(1.02)	17.35
	9/30/05	14.35	0.18		3.27	3.45	(0.13)	(0.77)	(0.90)	16.90
	9/30/04	12.33	0.16		2.28	2.44	(0.08)	(0.34)	(0.42)	14.35
	9/30/03	9.38	0.13		2.86	2.99	(0.04)	—	(0.04)	12.33

			Ratios and Supplemental Data

	For the Years	Total	Net Assets, End of Year	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average	Portfolio Turnover

	Ended	Return	(000’s)	Total	(b)	Net	(c)	Net Assets	Rate

Institutional Class	9/30/07	17.70%	$111,763	0.23%		0.08%		1.49%	53%
	9/30/06	9.34	79,185	0.27		0.08		1.48	69
	9/30/05	25.01	64,696	0.08		0.08		1.48	40
	9/30/04	20.39	49,707	0.10		0.08		1.47	19
	9/30/03	32.31	39,469	0.20		0.08		1.52	35

Retirement Class	9/30/07	17.44	84,301	0.48		0.33		1.22	53
	9/30/06	9.03	29,584	0.59		0.36		1.17	69
	9/30/05	24.62	6,338	0.44		0.44		1.15	40
	9/30/04	19.94	563	0.66		0.44		1.13	19
	9/30/03	32.02	254	0.53		0.41		1.19	35

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

160	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP GROWTH INDEX FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss on) Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$14.42	$0.12		$2.47	$2.59	$(0.06)	$(1.25)	$(1.31)	$15.70
	9/30/06	14.56	0.06		0.74	0.80	(0.06)	(0.88)	(0.94)	14.42
	9/30/05	13.91	0.07		2.36	2.43	(0.04)	(1.74)	(1.78)	14.56
	9/30/04	13.16	0.06		1.51	1.57	(0.08)	(0.74)	(0.82)	13.91
	9/30/03	9.32	0.07		3.80	3.87	(0.03)	—	(0.03)	13.16

Retirement Class	9/30/07	15.34	0.09		2.62	2.71	(0.04)	(1.25)	(1.29)	16.76
	9/30/06	15.31	0.02		0.91	0.93	(0.02)	(0.88)	(0.90)	15.34
	9/30/05	14.54	0.03		2.52	2.55	(0.04)	(1.74)	(1.78)	15.31
	9/30/04	13.13	0.01		2.17	2.18	(0.03)	(0.74)	(0.77)	14.54
	9/30/03	9.32	0.04		3.79	3.83	(0.02)	—	(0.02)	13.13

			Ratios and Supplemental Data

	For the Years	Total	Net Assets, End of Year	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average	Portfolio Turnover

	Ended	Return	(000’s)	Total	(b)	Net	(c)	Net Assets	Rate

Institutional Class	9/30/07	18.92%	$99,933	0.30%		0.08%		0.79%	64%
	9/30/06	5.66	80,122	0.22		0.08		0.43	102
	9/30/05	17.73	76,610	0.10		0.08		0.49	70
	9/30/04	11.84	65,446	0.10		0.08		0.41	45
	9/30/03	41.59	60,470	0.16		0.08		0.66	52

Retirement Class	9/30/07	18.60	34,733	0.57		0.33		0.58	64
	9/30/06	6.13	17,974	0.62		0.35		0.15	102
	9/30/05	17.67	1,652	0.45		0.45		0.18	70
	9/30/04	16.86	279	0.67		0.44		0.04	45
	9/30/03	41.11	177	0.48		0.40		0.32	52

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	161

FINANCIAL HIGHLIGHTS

SMALL-CAP VALUE INDEX FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$14.45	$0.30		$0.61	$0.91	$(0.22)	$(1.27)	$(1.49)	$13.87
	9/30/06	14.36	0.25		1.54	1.79	(0.21)	(1.49)	(1.70)	14.45
	9/30/05	14.03	0.25		2.15	2.40	(0.23)	(1.84)	(2.07)	14.36
	9/30/04	12.14	0.23		2.81	3.04	(0.23)	(0.92)	(1.15)	14.03
	9/30/03	9.30	0.20		2.71	2.91	(0.07)	—	(0.07)	12.14

Retirement Class	9/30/07	14.64	0.27		0.63	0.90	(0.21)	(1.27)	(1.48)	14.06
	9/30/06	14.45	0.22		1.57	1.79	(0.11)	(1.49)	(1.60)	14.64
	9/30/05	14.00	0.20		2.17	2.37	(0.08)	(1.84)	(1.92)	14.45
	9/30/04	12.11	0.18		2.80	2.98	(0.17)	(0.92)	(1.09)	14.00
	9/30/03	9.30	0.17		2.70	2.87	(0.06)	—	(0.06)	12.11

			Ratios and Supplemental Data

				Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets
			Net Assets, End of Year (000’s)
	For the Years Ended								Portfolio Turnover Rate
		Total Return
				Total	(b)	Net	(c)

Institutional Class	9/30/07	6.14%	$97,502	0.26%		0.08%		2.04%	53%
	9/30/06	13.79	79,190	0.22		0.08		1.76	74
	9/30/05	17.62	71,779	0.08		0.08		1.80	60
	9/30/04	25.63	63,358	0.10		0.08		1.71	42
	9/30/03	31.49	51,945	0.18		0.08		1.96	56

Retirement Class	9/30/07	5.97	55,253	0.52		0.33		1.82	53
	9/30/06	13.58	26,014	0.64		0.35		1.58	74
	9/30/05	17.39	1,933	0.44		0.44		1.42	60
	9/30/04	25.18	237	0.91		0.44		1.32	42
	9/30/03	31.04	135	0.50		0.40		1.63	56

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

162 2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND

		Selected Per Share Data

		Investment Operations					Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$15.54	$0.23		$1.63	$1.86	$(0.20)	$(1.26)	$(1.46)	$15.94
	9/30/06	15.68	0.17		1.26	1.43	(0.14)	(1.43)	(1.57)	15.54
	9/30/05	14.33	0.18		2.32	2.50	(0.14)	(1.01)	(1.15)	15.68
	9/30/04	12.62	0.15		2.19	2.34	(0.14)	(0.49)	(0.63)	14.33
	9/30/03	9.31	0.14		3.22	3.36	(0.05)	—	(0.05)	12.62

Retirement Class	9/30/07	15.58	0.20		1.64	1.84	(0.18)	(1.26)	(1.44)	15.98
	9/30/06	15.65	0.13		1.27	1.40	(0.04)	(1.43)	(1.47)	15.58
	9/30/05	14.32	0.13		2.33	2.46	(0.12)	(1.01)	(1.13)	15.65
	9/30/04	12.59	0.10		2.19	2.29	(0.07)	(0.49)	(0.56)	14.32
	9/30/03	9.31	0.11		3.21	3.32	(0.04)	—	(0.04)	12.59

			Ratios and Supplemental Data

				Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets
			Net Assets End of Year (000’s)
	For the Years Ended								Portfolio Turnover Rate
		Total Return
				Total	(b)	Net	(c)

Institutional Class	9/30/07	12.32%	$179,670	0.22%		0.08%		1.41%	69%
	9/30/06	9.80	181,852	0.15		0.08		1.10	71
	9/30/05	17.74	156,344	0.08		0.08		1.22	63
	9/30/04	18.66	129,263	0.10		0.08		1.08	24
	9/30/03	36.21	103,402	0.19		0.08		1.31	52

Retirement Class	9/30/07	12.15	54,334	0.48		0.33		1.23	69
	9/30/06	9.51	28,500	0.58		0.34		0.88	71
	9/30/05	17.43	409	0.44		0.44		0.86	63
	9/30/04	18.26	330	0.77		0.44		0.71	24
	9/30/03	35.76	157	0.52		0.40		0.98	52

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	163

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY INDEX FUND

		Selected Per Share Data

			Investment Operations				Distributions

	For the Years Ended	Net Asset Value, Beginning of Year	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Year

Institutional Class	9/30/07	$19.33	$0.55		$4.20	$4.75	$(0.42)	$(0.15)	$(0.57)	$23.51
	9/30/06	16.64	0.47		2.64	3.11	(0.27)	(0.15)	(0.42)	19.33
	9/30/05	13.70	0.41		3.05	3.46	(0.33)	(0.19)	(0.52)	16.64
	9/30/04	11.54	0.31		2.21	2.52	(0.31)	(0.05)	(0.36)	13.70
	9/30/03	9.21	0.25		2.12	2.37	(0.04)	—	(0.04)	11.54

Retirement Class	9/30/07	19.64	0.56		4.22	4.78	(0.40)	(0.15)	(0.55)	23.87
	9/30/06	16.76	0.48		2.63	3.11	(0.08)	(0.15)	(0.23)	19.64
	9/30/05	13.67	0.27		3.12	3.39	(0.11)	(0.19)	(0.30)	16.76
	9/30/04	11.51	0.27		2.20	2.47	(0.26)	(0.05)	(0.31)	13.67
	9/30/03	9.21	0.20		2.14	2.34	(0.04)	—	(0.04)	11.51

			Ratios and Supplemental Data

				Ratio of Expenses				Ratio of Net Investment Income to Average Net Assets
			Net Assets, End of Year (000’s)	to Average
	For the Years Ended			Net Assets					Portfolio Turnover Rate
		Total Return
				Total	(b)	Net	(c)

Institutional Class	9/30/07	25.01%	$496,975	0.16%		0.15%		2.54%	46%
	9/30/06	19.02	359,561	0.17		0.15		2.58	43
	9/30/05	25.63	237,853	0.16		0.16		2.67	32
	9/30/04	22.06	75,568	0.15		0.15		2.34	7
	9/30/03	25.87	64,563	0.33		0.15		2.51	9

Retirement Class	9/30/07	24.75	297,164	0.42		0.34		2.51	46
	9/30/06	18.72	82,537	0.47		0.41		2.56	43
	9/30/05	25.04	1,247	0.50		0.50		1.78	32
	9/30/04	21.68	789	0.50		0.50		2.02	7
	9/30/03	25.44	116	0.65		0.47		1.94	9

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

164	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$10.97	$0.20		$1.38	$1.58	$(0.18)	$(0.12)		$(0.30)	$12.25
	9/30/06		10.13	0.18		0.80	0.98	(0.14)	(0.00	)(d)	(0.14)	10.97
	9/30/05		8.96	0.18		1.16	1.34	(0.13)	(0.04)		(0.17)	10.13
	9/30/04		7.96	0.14		0.99	1.13	(0.13)	—		(0.13)	8.96
	9/30/03		6.41	0.12		1.52	1.64	(0.09)	—		(0.09)	7.96

Retirement Class	9/30/07		11.08	0.17		1.40	1.57	(0.16)	(0.12)		(0.28)	12.37
	9/30/06		10.23	0.15		0.81	0.96	(0.11)	—		(0.11)	11.08
	9/30/05		9.08	0.14		1.17	1.31	(0.12)	(0.04)		(0.16)	10.23
	9/30/04		8.01	0.10		1.00	1.10	(0.03)	—		(0.03)	9.08
	9/30/03	(b)	6.41	0.09		1.54	1.63	(0.03)	—		(0.03)	8.01

Retail Class	9/30/07		10.18	0.18		1.29	1.47	(0.18)	(0.12)		(0.30)	11.35
	9/30/06	(c)	10.00	0.10		0.08	0.18	—	—		—	10.18

					Ratios and Supplemental Data

						Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets
					Net Assets, End of Period (000’s)
	For the Periods Ended		Total Return									Portfolio Turnover Rate

						Total	(g)	Net	(h)

Institutional Class	9/30/07		14.65%		$186,561	0.23%		0.20%		1.66%		30%
	9/30/06		9.77		129,712	0.19		0.17		1.69		18
	9/30/05		15.03		114,491	0.10		0.10		1.87		17
	9/30/04		14.23		82,778	0.10		0.08		1.54		7
	9/30/03		25.89		50,790	0.13		0.08		1.65		28

Retirement Class	9/30/07		14.36		145,444	0.48		0.45		1.43		30
	9/30/06		9.45		79,640	0.50		0.45		1.41		18
	9/30/05		14.41		50,855	0.44		0.44		1.46		17
	9/30/04		13.78		28,870	0.52		0.44		1.15		7
	9/30/03	(b)	25.42		8,936	0.48		0.43		1.16		28

Retail Class	9/30/07		14.67		173,911	0.51		0.21		1.63		30
	9/30/06	(c)	1.80	(e)	21,019	0.99	(f)	0.40	(f)	1.95	(f)	18

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Retirement Class commenced operations on October 1, 2002.

(c)	The Retail Class commenced operations on March 31, 2006.

(d)	Amount represents less than $0.01 per share.

(e)	The percentages shown for this period are not annualized.

(f)	The percentages shown for this period are annualized.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	165

FINANCIAL HIGHLIGHTS

REAL ESTATE SECURITIES FUND

	Selected Per Share Data

			Investment Operations				Distributions

	For the Periods Ended	Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07	$15.34	$0.22		$0.47	$0.69	$(0.48)	$(0.90)	$(1.38)	$14.65
	9/30/06	14.46	0.34		2.69	3.03	(0.57)	(1.58)	(2.15)	15.34
	9/30/05	13.50	0.52		2.47	2.99	(0.57)	(1.46)	(2.03)	14.46
	9/30/04	12.32	0.53		2.48	3.01	(0.49)	(1.34)	(1.83)	13.50
	9/30/03	9.72	0.59		2.37	2.96	(0.35)	(0.01)	(0.36)	12.32

Retirement Class	9/30/07	15.66	0.19		0.49	0.68	(0.44)	(0.90)	(1.34)	15.00
	9/30/06	14.66	0.31		2.76	3.07	(0.49)	(1.58)	(2.07)	15.66
	9/30/05	13.62	0.48		2.53	3.01	(0.51)	(1.46)	(1.97)	14.66
	9/30/04	12.40	0.50		2.49	2.99	(0.43)	(1.34)	(1.77)	13.62
	9/30/03	9.72	0.57		2.39	2.96	(0.27)	(0.01)	(0.28)	12.40

Retail Class	9/30/07	15.27	0.21		0.47	0.68	(0.46)	(0.90)	(1.36)	14.59
	9/30/06	14.35	0.31		2.70	3.01	(0.51)	(1.58)	(2.09)	15.27
	9/30/05	13.37	0.47		2.48	2.95	(0.51)	(1.46)	(1.97)	14.35
	9/30/04	12.22	0.49		2.45	2.94	(0.45)	(1.34)	(1.79)	13.37
	9/30/03	9.72	0.52		2.39	2.91	(0.40)	(0.01)	(0.41)	12.22

			Ratios and Supplemental Data

	For the Periods Ended	Total Return	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

				Total	(b)	Net	(c)

Institutional Class	9/30/07	4.26%	$252,164	0.58%		0.55%		1.39%	116%
	9/30/06	23.49	218,442	0.42		0.42		2.40	174
	9/30/05	22.87	240,806	0.17		0.17		3.66	244
	9/30/04	26.30	156,193	0.16		0.15		4.12	349
	9/30/03	30.94	99,389	0.18		0.15		5.27	317

Retirement Class	9/30/07	4.11	191,671	0.84		0.80		1.18	116
	9/30/06	23.45	197,157	0.71		0.70		2.14	174
	9/30/05	22.86	150,382	0.48		0.48		3.36	244
	9/30/04	25.81	69,980	0.50		0.47		3.88	349
	9/30/03	30.92	14,207	0.51		0.48		4.81	317

Retail Class	9/30/07	4.26	174,936	0.83		0.65		1.32	116
	9/30/06	23.50	189,084	0.62		0.62		2.21	174
	9/30/05	22.89	160,218	0.46		0.46		3.37	244
	9/30/04	25.84	107,695	0.50		0.45		3.87	349
	9/30/03	30.66	52,603	0.47		0.45		4.80	317

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(c)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

166 2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND II

	Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended	(b)	Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$10.11	$0.33		$1.12	$1.45	$(0.53)	$—	$(0.53)	$11.03
	9/30/06		10.00	0.11		0.11	0.22	(0.11)	—	(0.11)	10.11

Retirement Class	9/30/07		10.13	0.35		1.06	1.41	(0.51)	—	(0.51)	11.03
	9/30/06		10.00	0.11		0.11	0.22	(0.09)	—	(0.09)	10.13

Retail Class	9/30/07		10.16	0.22		1.21	1.43	(0.54)	—	(0.54)	11.05
	9/30/06		10.00	0.13		0.10	0.23	(0.07)	—	(0.07)	10.16

					Ratios and Supplemental Data

	For the Periods Ended	(b)	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

						Total	(e)(g)	Net	(f)(g)

Institutional Class	9/30/07		14.68%		$4,718	0.12%		0.00%		3.12%		13%
	9/30/06		2.25	(c)	2,046	1.50	(d)	0.00	(d)	2.26	(d)	8

Retirement Class	9/30/07		14.27		16,570	0.37		0.25		3.26		13
	9/30/06		2.17	(c)	8,358	1.59	(d)	0.25	(d)	2.14	(d)	8

Retail Class	9/30/07		14.47		620,616	0.45		0.00		1.99		13
	9/30/06		2.36	(c)	7,505	1.38	(d)	0.00	(d)	2.56	(d)	8

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Fund commenced operations on March 31, 2006.

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(f)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

(g)	The Fund’s expenses do not include the expenses of the underlying Funds.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report 167

FINANCIAL HIGHLIGHTS

BOND FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$9.97	$0.49		$(0.03)	$0.46	$(0.49)	$—	$—	$(0.49)	$9.94
	9/30/06		10.10	0.47		(0.13)	0.34	(0.47)	—	—	(0.47)	9.97
	9/30/05		10.29	0.42		(0.14)	0.28	(0.42)	(0.04)	(0.01)	(0.47)	10.10
	9/30/04		10.81	0.41		(0.06)	0.35	(0.42)	(0.45)	—	(0.87)	10.29
	9/30/03		10.72	0.44		0.17	0.61	(0.44)	(0.08)	—	(0.52)	10.81

Retirement Class	9/30/07		10.13	0.47		(0.03)	0.44	(0.47)	—	—	(0.47)	10.10
	9/30/06	(b)	10.00	0.24		0.11	0.35	(0.22)	—	—	(0.22)	10.13

Retail Class	9/30/07		10.11	0.49		(0.03)	0.46	(0.48)	—	—	(0.48)	10.09
	9/30/06	(c)	10.00	0.23		0.11	0.34	(0.23)	—	—	(0.23)	10.11

					Ratios and Supplemental Data

	For the Periods Ended		Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

						Total	(f)	Net	(g)

Institutional Class	9/30/07		4.74%		$1,615,363	0.32%		0.32%		4.91%		189%
	9/30/06		3.46		1,709,874	0.25		0.25		4.71		183
	9/30/05		2.86		1,455,931	0.14		0.14		4.10		274
	9/30/04		3.46		931,386	0.14		0.14		3.94		90
	9/30/03		5.84		1,429,288	0.14		0.14		4.08		169

Retirement Class	9/30/07		4.43		8,302	0.59		0.59		4.69		189
	9/30/06	(b)	3.52	(d)	1,270	7.70	(e)	0.55	(e)	4.69	(e)	183

Retail Class	9/30/07		4.68		7,078	0.60		0.42		4.87		189
	9/30/06	(c)	3.42	(d)	1,006	7.52	(e)	0.60	(e)	4.63	(e)	183

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Retirement Class commenced operations on March 31, 2006.

(c)	The Retail Class commenced operations on March 31, 2006.

(d)	The percentages shown for this period are not annualized.

(e)	The percentages shown for this period are annualized.

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(g)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

168 2007 Annual Report ¡TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND II

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended	(b)	Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$10.10	$0.51		$(0.10)	$0.41	$(0.51)	$(0.00	)(e)	$(0.51)	$10.00
	9/30/06		10.00	0.26		0.10	0.36	(0.26)	—		(0.26)	10.10

Retirement Class	9/30/07		10.12	0.49		(0.09)	0.40	(0.50)	(0.00	)(e)	(0.50)	10.02
	9/30/06		10.00	0.25		0.10	0.35	(0.23)	—		(0.23)	10.12

Retail Class	9/30/07		10.12	0.50		(0.10)	0.40	(0.50)	(0.00	)(e)	(0.50)	10.02
	9/30/06		10.00	0.25		0.10	0.35	(0.23)	—		(0.23)	10.12

				Ratios and Supplemental Data

	For the Periods Ended(b)	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

					Total	(f)	Net	(g)

Institutional Class	9/30/07	4.16%		$282,159	0.42%		0.35%		5.12%		137%
	9/30/06	3.62	(c)	57,393	0.62	(d)	0.35	(d)	5.15	(d)	92

Retirement Class	9/30/07	4.01		8,830	0.72		0.55		4.92		137
	9/30/06	3.54	(c)	2,474	4.86	(d)	0.55	(d)	5.03	(d)	92

Retail Class	9/30/07	4.09		264,897	0.77		0.41		5.07		137
	9/30/06	3.55	(c)	2,581	3.73	(d)	0.50	(d)	5.06	(d)	92

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Fund commenced operations on March 31, 2006.

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(g)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report 169

FINANCIAL HIGHLIGHTS

SHORT-TERM BOND FUND II

			Selected Per Share Data

				Investment Operations					Distributions

	For the Periods Ended	(b)	Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments		Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$10.04	$0.48		$0.00	(e)	$0.48	$(0.48)	$(0.00	)(e)	$(0.48)	$10.04
	9/30/06		10.00	0.24		0.04		0.28	(0.24)	—		(0.24)	10.04

Retirement Class	9/30/07		10.06	0.46		0.00	(e)	0.46	(0.47)	(0.00	)(e)	(0.47)	10.05
	9/30/06		10.00	0.24		0.03		0.27	(0.21)	—		(0.21)	10.06

Retail Class	9/30/07		10.05	0.47		0.01		0.48	(0.48)	(0.00	)(e)	(0.48)	10.05
	9/30/06		10.00	0.24		0.03		0.27	(0.22)	—		(0.22)	10.05

				Ratios and Supplemental Data

	For the Periods Ended(b)	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

					Total(f)		Net(g)

Institutional Class	9/30/07	4.87%		$163,035	0.40%		0.30%		4.76%		82%
	9/30/06	2.83	(c)	56,867	0.55	(d)	0.30	(d)	4.87	(d)	83

Retirement Class	9/30/07	4.63		12,785	0.67		0.50		4.58		82
	9/30/06	2.75	(c)	2,473	4.50	(d)	0.50	(d)	4.76	(d)	83

Retail Class	9/30/07	4.86		101,059	0.76		0.34		4.69		82
	9/30/06	2.75	(c)	3,331	2.88	(d)	0.45	(d)	4.82	(d)	83

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Fund commenced operations on March 31, 2006.

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(g)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

170 2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND II

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended	(b)	Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$9.92	$0.72		$0.02	$0.74	$(0.72)	$—	$(0.72)	$9.94
	9/30/06		10.00	0.35		(0.08)	0.27	(0.35)	—	(0.35)	9.92

Retirement Class	9/30/07		9.92	0.71		0.03	0.74	(0.71)	—	(0.71)	9.95
	9/30/06		10.00	0.36		(0.12)	0.24	(0.32)	—	(0.32)	9.92

Retail Class	9/30/07		9.94	0.72		0.03	0.75	(0.71)	—	(0.71)	9.98
	9/30/06		10.00	0.35		(0.09)	0.26	(0.32)	—	(0.32)	9.94

				Ratios and Supplemental Data

	For the Periods Ended(b)	Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

					Total(e)		Net(f)

Institutional Class	9/30/07	7.66%		$228,834	0.49%		0.40%		7.30%		43%
	9/30/06	2.82	(c)	53,478	0.67	(d)	0.40	(d)	7.16	(d)	26

Retirement Class	9/30/07	7.61		15,869	0.73		0.60		7.10		43
	9/30/06	2.51	(c)	6,620	5.28	(d)	0.60	(d)	7.19	(d)	26

Retail Class	9/30/07	7.76		143,329	0.76		0.47		7.25		43
	9/30/06	2.72	(c)	2,819	3.56	(d)	0.55	(d)	7.13	(d)	26

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Fund commenced operations on March 31, 2006.

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(f)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report 171

FINANCIAL HIGHLIGHTS

TAX-EXEMPT BOND FUND II

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended	(b)	Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$10.19	$0.38		$(0.06)	$0.32	$(0.38)	$—	$(0.38)	$10.13
	9/30/06		10.00	0.19		0.19	0.38	(0.19)	—	(0.19)	10.19

Retail Class	9/30/07		10.20	0.38		(0.06)	0.32	(0.38)	—	(0.38)	10.14
	9/30/06		10.00	0.19		0.18	0.37	(0.17)	—	(0.17)	10.20

					Ratios and Supplemental Data

	For the Periods Ended		Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

		(b)				Total(e)		Net(f)

Institutional Class	9/30/07		3.21%		$75,790	0.46%		0.35%		3.76%		48%
	9/30/06		3.85	(c)	51,414	0.63	(d)	0.35	(d)	3.79	(d)	73

Retail Class	9/30/07		3.16		179,606	0.72		0.39		3.76		48
	9/30/06		3.77	(c)	4,302	2.93	(d)	0.50	(d)	3.77	(d)	73

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Fund commenced operations on March 31, 2006.

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(f)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

172 2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$10.08	$0.41		$0.03	$0.44	$(0.40)	$—	$(0.40)	$10.12
	9/30/06		10.69	0.56		(0.39)	0.17	(0.57)	(0.21)	(0.78)	10.08
	9/30/05		10.75	0.43		0.12	0.55	(0.46)	(0.15)	(0.61)	10.69
	9/30/04		10.51	0.45		0.30	0.75	(0.42)	(0.09)	(0.51)	10.75
	9/30/03		10.12	0.37		0.31	0.68	(0.29)	—	(0.29)	10.51

Retirement Class	9/30/07		10.19	0.45		(0.02)	0.43	(0.39)	—	(0.39)	10.23
	9/30/06	(b)	10.00	0.31		0.09	0.40	(0.21)	—	(0.21)	10.19

Retail Class	9/30/07		9.93	0.38		0.04	0.42	(0.39)	—	(0.39)	9.96
	9/30/06		10.54	0.54		(0.39)	0.15	(0.55)	(0.21)	(0.76)	9.93
	9/30/05		10.63	0.43		0.11	0.54	(0.48)	(0.15)	(0.63)	10.54
	9/30/04		10.39	0.49		0.24	0.73	(0.40)	(0.09)	(0.49)	10.63
	9/30/03		10.12	0.40		0.26	0.66	(0.39)	—	(0.39)	10.39

					Ratios and Supplemental Data

	For the Periods Ended		Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

						Total(e)		Net(f)

Institutional Class	9/30/07		4.51%		$438,862	0.36%		0.35%		4.07%		26%
	9/30/06		1.70		363,157	0.28		0.28		5.46		83
	9/30/05		5.19		325,636	0.14		0.14		3.97		239
	9/30/04		7.36		382,305	0.15		0.14		4.27		151
	9/30/03		6.82		223,138	0.15		0.14		3.56		210

Retirement Class	9/30/07		4.29		17,840	0.61		0.55		4.47		26
	9/30/06	(b)	4.04	(c)	5,661	2.44	(d)	0.55	(d)	6.08	(d)	83

Retail Class	9/30/07		4.35		56,824	0.63		0.48		3.85		26
	9/30/06		1.53		59,388	0.47		0.43		5.32		83
	9/30/05		5.14		70,277	0.30		0.30		4.04		239
	9/30/04		7.20		95,536	0.33		0.30		4.67		151
	9/30/03		6.64		20,193	0.31		0.30		3.93		210

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Retirement Class commenced operations on March 31, 2006.

(c)	The percentages shown for this period are not annualized.

(d)	The percentages shown for this period are annualized.

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(f)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report 173

FINANCIAL HIGHLIGHTS	concluded

MONEY MARKET FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Periods Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value, End of Period

Institutional Class	9/30/07		$1.00	$0.05		$—	$0.05	$(0.05)	$—	$(0.05)	$1.00
	9/30/06		1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00
	9/30/05		1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00
	9/30/04		1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00
	9/30/03		1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00

Retirement Class	9/30/07		1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00
	9/30/06	(b)	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00

Retail Class	9/30/07		1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00
	9/30/06	(c)	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00

					Ratios and Supplemental Data

	For the Periods Ended		Total Return		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets

						Total(f)		Net(g)

Institutional Class	9/30/07		5.37%		$235,421	0.14%		0.14%		5.21%
	9/30/06		4.70		272,119	0.14		0.13		4.65
	9/30/05		2.68		200,545	0.09		0.09		2.65
	9/30/04		1.10		179,775	0.09		0.09		1.10
	9/30/03		1.27		175,247	0.10		0.09		1.27

Retirement Class	9/30/07		5.12		98,903	0.39		0.35		5.01
	9/30/06	(b)	2.45	(d)	43,804	0.71	(e)	0.35	(e)	5.07	(e)

Retail Class	9/30/07		5.25		1,034,417	0.43		0.25		5.11
	9/30/06	(c)	2.53	(d)	127,318	0.25	(e)	0.25	(e)	5.16	(e)

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The Retirement Class commenced operations on March 31, 2006.

(c)	The Retail Class commenced operations on March 31, 2006.

(d)	The percentages shown for this period are not annualized.

(e)	The percentages shown for this period are annualized.

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(g)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

174 2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Institutional Mutual Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end investment company. The Funds currently consist of thirty-six series. Seven Funds, known as the TIAA-CREF Lifecycle Funds, are presented in a separate shareholder report.

This report should be read in conjunction with the current prospectus, which contains more complete information about the Funds.

At the commencement of operations of each of these Funds and classes, Teachers Insurance and Annuity Association of America (“TIAA”), an affiliate, invested in each Fund and class. As of September 30, 2007, TIAA had investments in the Funds as follows:

	Value of TIAA’s investments at September 30, 2007

Fund	Institutional Class	Retirement Class	Retail Class	Total

Growth & Income
Market Value	—	—	$653,731	$653,731
% of Fund	—	—	0.07%	0.07%

International Equity
Market Value	—	—	$692,770	$692,770
% of Fund	—	—	0.03%	0.03%

Large-Cap Growth
Market Value	$10,886,955	$602,798	$603,832	$12,093,585
% of Fund	1.71%	0.09%	0.09%	1.89%

Large-Cap Growth Index
Market Value	$980,605	$173,481	—	$1,154,086
% of Fund	0.27%	0.05%	—	0.32%

Large-Cap Value Index
Market Value	—	$207,897	—	$207,897
% of Fund	—	0.04%	—	0.04%

Equity Index
Market Value	—	$595,416	$596,041	$1,191,457
% of Fund	—	0.05%	0.05%	0.10%

Mid-Cap Growth Index
Market Value	$35,264,564	$230,732	—	$35,495,296
% of Fund	48.39%	0.32%	—	48.71%

Mid-Cap Value Index
Market Value	$54,178,091	$236,724	—	$54,414,815
% of Fund	29.10%	0.13%	—	29.23%

Mid-Cap Blend Index
Market Value	$19,077,514	$237,012	—	$19,314,526
% of Fund	9.73%	0.12%	—	9.85%

Small-Cap Growth Index
Market Value	$92,565,850	$227,618	—	$92,793,468
% of Fund	68.74%	0.17%	—	68.91%

Small-Cap Value Index
Market Value	$78,955,052	$215,560	—	$79,170,612
% of Fund	51.68%	0.14%	—	51.82%

Small-Cap Blend Index
Market Value	$22,104,285	$215,577	—	$22,319,862
% of Fund	9.45%	0.09%	—	9.54%

	Value of TIAA’s investments at September 30, 2007

Fund	Institutional Class	Retirement Class	Retail Class	Total

International Equity Index
Market Value	$15,417,635	$260,314	—	$15,677,949
% of Fund	1.94%	0.03%	—	1.97%

Social Choice Equity
Market Value	—	—	$583,679	$583,679
% of Fund	—	—	0.12%	0.12%

Real Estate Securities
Market Value	$250,259	$248,751	$19,964,764	$20,463,774
% of Fund	0.04%	0.04%	3.23%	3.31%

Managed Allocation II
Market Value	$2,345,200	$583,769	$585,883	$3,514,852
% of Fund	0.37%	0.09%	0.09%	0.55%

Bond
Market Value	—	$540,521	$541,295	$1,081,816
% of Fund	—	0.03%	0.03%	0.06%

Bond Plus II
Market Value	$52,885,638	$538,434	$538,922	$53,962,994
% of Fund	9.51%	0.10%	0.10%	9.71%

Short-Term Bond II
Market Value	$52,843,216	$537,556	$538,719	$53,919,491
% of Fund	19.09%	0.19%	0.19%	19.47%

High-Yield II
Market Value	$54,241,753	$551,540	$553,425	$55,346,718
% of Fund	13.98%	0.14%	0.14%	14.26%

Tax-Exempt Bond II
Market Value	$53,054,050	—	$535,241	$53,589,291
% of Fund	20.77%	—	0.21%	20.98%

Inflation-Linked Bond
Market Value	—	$542,554	—	$542,554
% of Fund	—	0.11%	—	0.11%

Money Market
Market Value	—	$538,380	$539,496	$1,077,876
% of Fund	—	0.04%	0.04%	0.08%

TIAA-CREF Institutional Mutual Funds 2007 ¡ Annual Report	175

NOTES TO FINANCIAL STATEMENTS

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The Funds may offer Institutional, Retirement and Retail classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the commission as an investment adviser, provides management services for the Funds.

On April 20, 2007, each series of the TIAA-CREF Mutual Funds (the “Target Funds”) was reorganized into a corresponding series of Funds (the “Acquiring Funds”) pursuant to an Agreement and Plan of Reorganization and Termination, which was approved by the Target Funds’ shareholders on April 3, 2007. The transaction was structured to qualify as tax-free under the Internal Revenue Code of 1986. The tax-free exchange of shares by the Acquiring Funds for the assets and liabilities of the Target Funds on the date of the reorganization was as follows:

Acquiring Fund	Target Fund	Shares Issued by Acquiring Fund	Total Net Assets of the Target Funds	Unrealized Appreciation (Depreciation) Included in the Target Funds Total Net Assets	Pre-merger Total Net Assets of the Acquiring Funds	Post-merger Total Net Assets of the Acquiring Funds

Growth & Income Fund	Growth & Income Fund	50,594,966	$574,720,948	$108,823,774	$236,336,007	$811,056,955
International Equity Fund	International Equity Fund	50,200,030	574,321,394	108,588,935	1,542,353,663	2,116,675,057
Large-Cap Growth Fund	Growth Equity Fund	49,471,820	532,066,693	70,588,912	28,139,502	560,206,195
Equity Index Fund	Equity Index Fund	36,198,059	409,385,759	119,967,879	824,262,462	1,233,648,221
Social Choice Equity Fund	Social Choice Equity Fund	15,186,540	171,001,312	32,364,756	268,775,021	439,776,333
Managed Allocation Fund II	Managed Allocation Fund	54,926,552	591,552,292	49,366,086	32,935,811	624,488,103
Bond Plus Fund II	Bond Plus Fund	49,007,443	495,501,026	(1,501,082)	79,104,306	574,605,332
Short-Term Bond Fund II	Short-Term Bond Fund	17,842,040	179,229,547	(396,997)	89,268,507	268,498,054
High-Yield Fund II	High-Yield Bond Fund	26,660,864	273,828,126	6,618,138	97,874,440	371,702,566
Tax-Exempt Bond Fund II	Tax-Exempt Bond Fund	18,942,328	192,242,731	1,049,191	62,197,829	254,440,560
Money Market Fund	Money Market Fund	702,860,777	702,860,777	—	490,770,002	1,193,630,779

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using amortized cost. Investments in registered investment companies are valued at net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Accounting for investments: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Dividends and distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Mortgage dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced’’ mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds

176	2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds

continued

may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yields.

Cash: The Funds may hold cash in its account with the custodian. The Funds, throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective date of the transactions. The effects of changes in foreign currency exchange rates included in net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts can be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. There were no open forward foreign currency contracts for the year ended September 30, 2007.

Securities lending: The Funds may lend portfolio securities to qualified borrowers, consisting of financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest on collateral (after rebates and fees). Such income is reflected separately on the Statement of operations. These loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The market value of the loaned securities is determined at the close of each business day, and any additional required collateral is delivered to the Funds before the end of the following business day. The value of loaned securities and the liability related to the cash collateral received are reflected on the Statements of assets and liabilities.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report	177

NOTES TO FINANCIAL STATEMENTS

Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Growth & Income, Real Estate Securities, Managed Allocation II and the Inflation-Linked Bond Funds for which distributions are declared and paid quarterly; for the Bond Plus II, Short-Term Bond II, High Yield II, Tax-Exempt Bond II and the Bond Funds where distributions are declared and paid monthly; and for the Money Market Fund where distributions are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds.

Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REITs adjustments, foreign currency transactions, distribution reclassification, and gains on certain equity securities designated and issued by “passive foreign investment companies.”

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended September 30, 2007, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, gains and losses on redemptions in-kind and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment adviser and affiliates

Under the terms of the Funds’ Investment Management Agreements, Advisors provides asset management services to each Fund for an annual fee, payable monthly. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund incurs an annual fee, payable monthly, for certain administrative costs associated with offering Retirement Class shares on retirement plan or other platforms. Under the terms of a Distribution (12b-1) Plan, the Retail Class of each Fund reimburses TPIS for amounts incurred up to 0.25% of average daily net assets to distribute the Retail Class of each Fund. TPIS has agreed to waive reimbursement under the Distribution Plan. Advisors has agreed to reimburse Funds if expense ratios exceed certain percentages. For the year ended September 30, 2007, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursments) are equal to the following annual percentage of average daily net assets for each class:

	Investment Management Fee Range		Service Agreement Fee	Maximum Distribution Fee	Maximum Expense Amounts

Fund			Retire- ment Class	Retail Class	Institu- tional Class	Retire- ment Class	Retail Class

Growth Equity	0.08%		—	—	0.14%	—	—
Growth & Income*	0.39–0.45	†	0.25%	0.25%	0.13	0.38%	0.24%
International Equity*	0.44–0.50		0.25	0.25	0.60	0.80	0.80
Large-Cap Growth*	0.39–0.45	†	0.25	0.25	0.13	0.38	0.21
Large-Cap Value*	0.39–0.45		0.25	0.25	0.50	0.75	0.80
Mid-Cap Growth*	0.42–0.48		0.25	0.25	0.55	0.78	0.70
Mid-Cap Value*	0.42–0.48		0.25	0.25	0.55	0.78	0.85
Small-Cap Equity*	0.42–0.48		0.25	0.25	0.55	0.78	0.85
Large-Cap Growth Index	0.04		0.25	—	0.08	0.33	—
Large-Cap Value Index	0.04		0.25	—	0.08	0.33	—
Equity Index	0.04		0.25	0.25	0.08	0.33	0.24
S&P 500 Index	0.04		0.25	—	0.08	0.33	—
Mid-Cap Growth Index	0.04		0.25	—	0.08	0.33	—
Mid-Cap Value Index	0.04		0.25	—	0.08	0.33	—
Mid-Cap Blend Index	0.04		0.25	—	0.08	0.33	—
Small-Cap Growth Index	0.04		0.25	—	0.08	0.33	—
Small-Cap Value Index	0.04		0.25	—	0.08	0.33	—
Small-Cap Blend Index	0.04		0.25	—	0.08	0.33	—
International Equity Index	0.04		0.25	—	0.15	0.34	—
Social Choice Equity	0.15		0.25	0.25	0.20	0.45	0.21
Real Estate Securities*	0.44–0.50		0.25	0.25	0.55	0.80	0.90
Managed Allocation II	—		0.25	0.25	0.00	0.25	0.00
Bond*	0.27–0.30		0.25	0.25	0.35	0.60	0.60
Bond Plus II*	0.27–0.30		0.25	0.25	0.35	0.55	0.41
Short-Term Bond II*	0.22–0.25		0.25	0.25	0.30	0.50	0.34
High-Yield II*	0.32–0.35		0.25	0.25	0.40	0.60	0.47
Tax-Exempt Bond II*	0.27–0.30		—	0.25	0.35	—	0.39
Inflation-Linked Bond*	0.27–0.30		0.25	0.25	0.35	0.55	0.50
Money Market	0.10		0.25	0.25	0.15	0.35	0.30

*	These Funds are subject to a breakpoint schedule on their management fees, which reduce these fees as the Fund’s net assets increase.

†	0.08% after waiver.

Certain affiliated entities may pay fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

178	2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds

continued

In May 2006, Advisors discovered misallocations of income and net capital gains between share classes of the Social Choice Equity Fund, the Growth & Income Fund, and the International Equity Fund. In connection with remediating those misallocations, on August 29, 2006, Advisors made payments of approximately $125,000 and $215,000 to the Growth & Income Fund and Social Choice Equity Fund, respectively. Those payments are reflected in “Net investment income” in the respective statements of changes in net assets for those Funds for the year ending September 30, 2006. The effect on net assets per share at September 30, 2006 resulting from correcting amounts related to the prior fiscal year was to increase (decrease) net assets per share for Growth & Income Retirement and Institutional classes by $0.004 and ($0.003), respectively, and Social Choice Equity Retirement and Institutional classes by $0.008 and ($0.005), respectively, for the year ended September 30, 2006. In addition, subsequent to September 30, 2006, Advisors made payments of approximately $2.4 million directly to shareholders of the International Equity Fund.

The following shows information about the investment of the TIAA-CREF Lifecycle Funds, a group of affiliated fund-of-funds, in the Funds’ Institutional Class as of September 30, 2007:

	Value of TIAA—CREF Lifecycle Funds’ Investments

Underlying Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund

Growth Equity
Market Value	$48,853,219	$43,740,356	$43,602,271	$38,862,141	$38,067,407	$31,147,214	$43,553,864
Outstanding Shares	5,495,300	4,920,175	4,904,642	4,371,444	4,282,048	3,503,624	4,899,197
% of Fund	14.90%	13.34%	13.30%	11.85%	11.61%	9.50%	13.28%

International Equity
Market Value	$36,086,392	$32,418,753	$32,446,433	$28,734,301	$28,132,112	$22,929,684	$32,158,492
Outstanding Shares	2,408,971	2,164,136	2,165,983	1,918,177	1,877,978	1,530,687	2,146,762
% of Fund	4.47%	4.02%	4.02%	3.56%	3.49%	2.84%	3.98%

Large-Cap Value
Market Value	$48,056,807	$43,712,954	$43,448,211	$38,419,363	$37,892,294	$31,192,756	$43,592,507
Outstanding Shares	2,823,549	2,568,329	2,552,774	2,257,307	2,226,339	1,832,712	2,561,252
% of Fund	9.87%	8.97%	8.92%	7.89%	7.78%	6.40%	8.95%

Small-Cap Equity
Market Value	$8,772,411	$8,039,166	$8,203,787	$7,111,365	$6,959,666	$5,808,659	$8,126,399
Outstanding Shares	568,530	521,009	531,678	460,879	451,048	376,452	526,662
% of Fund	4.85%	4.44%	4.53%	3.93%	3.84%	3.21%	4.49%

Bond
Market Value	$64,336,644	$46,887,996	$39,957,181	$25,103,367	$12,229,629	$6,447,415	$8,494,762
Outstanding Shares	6,472,499	4,717,102	4,019,837	2,525,490	1,230,345	648,633	854,604
% of Fund	3.98%	2.90%	2.47%	1.55%	0.76%	0.40%	0.53%

Short-Term Bond II
Market Value	$14,664,931	$6,264,130	$1,436,080	—	—	—	—
Outstanding Shares	1,460,650	623,917	143,036	—	—	—	—
% of Fund	9.00%	3.84%	0.88%	—	—	—	—

High-Yield II
Market Value	$8,760,432	$7,072,325	$7,221,339	$5,709,405	$5,123,316	$3,972,875	$5,661,603
Outstanding Shares	881,331	711,501	726,493	574,387	515,424	399,686	569,578
% of Fund	3.83%	3.09%	3.16%	2.50%	2.24%	1.74%	2.48%

Inflation-Linked Bond
Market Value	$27,901,649	$14,993,209	$4,320,946	$29,478	$29	$7,994	$31,060
Outstanding Shares	2,757,080	1,481,542	426,971	2,913	3	790	3,069
% of Fund	6.36%	3.42%	0.98%	0.01%	0.00%*	0.00%*	0.01%

The following shows information about the investment of the TIAA-CREF Institutional Managed Allocation Fund II, an affiliated fund-of-fund, in the Funds’ Institutional Class as of September 30, 2007:

Underlying Fund	Value of Managed Allocation II’s Investments

International Equity Fund
Market Value	$78,700,800
Outstanding Shares	5,253,725
% of Fund	2.92%

Large-Cap Growth Fund
Market Value	$157,941,008
Outstanding Shares	13,118,024
% of Fund	24.75%

Large-Cap Value Fund
Market Value	$149,566,007
Outstanding Shares	8,787,662
% of Fund	0.14%

Small-Cap Equity Fund
Market Value	$26,799,379
Outstanding Shares	1,736,836
% of Fund	5.14%

Real Estate Securities Fund
Market Value	$2,768
Outstanding Shares	189
% of Fund	0.00%*

Underlying Fund	Value of Managed Allocation II’s Investments

Bond Plus Fund II
Market Value	$228,513,729
Outstanding Shares	22,851,373
% of Fund	41.16%

Short-Term Bond Fund II
Market Value	$89,888
Outstanding Shares	8,953
% of Fund	0.03%

High-Yield Fund II
Market Value	$93,545
Outstanding Shares	9,411
% of Fund	0.02%

Money Market Fund
Market Value	$1,085
Outstanding Shares	1,085
% of Fund	0.00%*

*	Amount represents less than 0.01%.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	179

NOTES TO FINANCIAL STATEMENTS

The following shows information about the investment of the TIAA-CREF Institutional Bond Plus Fund II, an affiliated fund, in the TIAA-CREF Institutional High-Yield Fund II’s Institutional Class as of September 30, 2007:

Market Value	$4,002,183
Outstanding Shares	402,634
% of Fund	1.03%

Note 3—investments

At September 30, 2007, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth Equity	$311,245,627	$34,388,777	$(2,077,456)	$32,311,321
Growth & Income	873,511,818	202,944,444	(5,158,395)	197,786,049
International Equity	2,389,667,282	362,497,786	(47,047,611)	315,450,175
Large-Cap Growth	571,596,259	87,018,119	(3,732,786)	83,285,333
Large-Cap Value	1,110,107,688	89,642,851	(31,730,478)	57,912,373
Mid-Cap Growth	506,886,219	69,482,612	(8,063,319)	61,419,293
Mid-Cap Value	848,837,056	124,151,253	(25,329,180)	98,822,073
Small-Cap Equity	661,198,864	39,026,239	(41,923,274)	(2,897,035)
Large-Cap Growth Index	343,134,815	55,976,282	(10,271,608)	45,704,674
Large-Cap Value Index	440,114,434	61,402,759	(14,736,605)	46,666,154
Equity Index	1,013,510,910	397,140,440	(27,779,320)	369,361,120
S&P 500 Index	976,609,088	227,543,447	(22,695,316)	204,848,131
Mid-Cap Growth Index	62,544,844	15,623,504	(1,797,597)	13,825,907
Mid-Cap Value Index	204,956,522	19,653,947	(9,165,569)	10,488,378
Mid-Cap Blend Index	205,324,236	38,630,621	(5,293,505)	33,337,116
Small-Cap Growth Index	149,436,664	29,706,775	(6,531,256)	23,175,519
Small-Cap Value Index	193,904,668	16,682,685	(14,449,420)	2,233,265
Small-Cap Blend Index	288,753,494	36,313,632	(18,140,871)	18,172,761
International Equity Index	629,019,897	204,913,087	(8,768,965)	196,144,122
Social Choice Equity	439,232,454	85,899,401	(16,420,569)	69,478,832
Real Estate Securities	603,488,360	39,446,685	(27,580,150)	11,866,535
Managed Allocation II	589,367,909	57,626,264	(5,285,964)	52,340,300
Bond	1,714,878,905	8,363,487	(16,511,356)	(8,147,869)
Bond Plus II	589,831,731	2,578,551	(7,606,882)	(5,028,331)
Short-Term Bond II	277,445,050	1,826,008	(1,801,716)	24,292
High-Yield II	421,195,989	4,509,346	(7,839,418)	(3,330,072)
Tax-Exempt Bond II	252,651,444	2,280,064	(739,912)	1,540,152
Inflation-Linked Bond	516,503,490	1,508,295	(7,552,722)	(6,044,427)

At September 30, 2007, these Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)

Large-Cap Growth Index	E-mini S&P 500 Index	6	$461,430	December 2007	$692

Large-Cap Value Index	E-mini S&P 500 Index	59	4,537,395	December 2007	74,022

Equity Index	E-mini S&P 500 Index	29	2,230,245	December 2007	(508)
Equity Index	E-mini S&P Mid 400 Index	4	357,320	December 2007	1,742
Equity Index	Mini Russell	4	325,280	December 2007	(821)

			2,912,845		413

Small-Cap Equity	Mini Russell	128	10,408,960	December 2007	377,363

S&P 500 Index	E-mini S&P 500 Index	210	16,150,050	December 2007	440,449

Mid-Cap Growth Index	E-mini S&P Mid 400 Index	8	714,640	December 2007	1,343

Mid-Cap Value Index	E-mini S&P Mid 400 Index	19	1,697,270	December 2007	45,881

Mid-Cap Blend Index	E-mini S&P Mid 400 Index	18	1,607,940	December 2007	46,558

Small-Cap Growth Index	Mini Russell	5	406,600	December 2007	3,031

Small-Cap Blend Index	Mini Russell	15	1,219,800	December 2007	3,808

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds, except the Money Market Fund, for the year ended September 30, 2007, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales

Growth Equity	$605,687,293	$—	$414,082,998	$—
Growth & Income	500,324,738	—	422,292,421	—
International Equity	3,469,342,804	—	3,057,252,531	—
Large-Cap Growth	543,216,941	—	525,641,579	—
Large-Cap Value	1,475,526,253	—	1,139,780,653	—
Mid-Cap Growth	513,465,858	—	408,464,592	—
Mid-Cap Value	900,818,211	—	622,151,760	—
Small-Cap Equity	663,611,876	—	592,677,925	—
Large-Cap Growth Index	185,898,969	—	482,260,398	—
Large-Cap Value Index	259,533,160	—	400,224,464	—
Equity Index	284,993,621	—	154,161,578	—
S&P 500 Index	272,356,506	—	182,618,860	—
Mid-Cap Growth Index	57,743,955	—	42,278,784	—
Mid-Cap Value Index	176,452,604	—	86,569,977	—
Mid-Cap Blend Index	149,627,379	—	82,388,658	—
Small-Cap Growth Index	91,937,269	—	74,330,509	—
Small-Cap Value Index	121,463,723	—	75,074,559	—
Small-Cap Blend Index	149,168,429	—	143,420,780	—
International Equity Index	522,344,599	—	287,158,912	—
Social Choice Equity	171,413,740	—	102,353,109	—
Real Estate Securities	812,883,887	—	806,013,450	—
Managed Allocation II	53,597,747	—	37,996,891	—
Bond	277,871,865	2,297,713,838	303,815,231	2,338,662,637
Bond Plus II	68,547,284	285,056,839	43,403,523	310,828,751
Short-Term Bond II	28,247,095	114,536,415	25,795,527	92,541,770
High-Yield II	131,023,231	—	82,572,539	—
Tax-Exempt Bond II	83,375,418	—	69,480,273	—
Inflation-Linked Bond	—	197,922,828	—	121,185,426

180	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

continued

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Amounts deferred are retained by the Funds and may be invested in the funds selected by the trustees. Trustees’ fees, including any deferred and long-term compensation, incurred for the year ended September 30, 2007 are reflected in the Statements of Operations.

Note 5—distributions to shareholders

The Tax character of distributions paid to shareholders during the years ended September 30, 2007 and 2006 were as follows:

	2007			2006

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Growth Equity	$1,078,879	$—	$1,078,879	$775,387	$—	$775,387
Growth & Income	12,822,640	3,754,635	16,577,275	2,681,604	20,640,887	23,322,491
International Equity	58,454,827	108,173,468	166,628,295	26,769,165	50,008,748	76,777,913
Large-Cap Growth	93,633	—	93,633	—	—	—
Large-Cap Value	22,937,647	20,895,574	43,833,221	16,943,763	11,807,783	28,751,546
Mid-Cap Growth	435,043	13,256,563	13,691,606	95,466	6,360,175	6,455,641
Mid-Cap Value	23,353,598	30,189,811	53,543,409	17,861,858	7,572,763	25,434,621
Small-Cap Equity	22,469,052	20,232,610	42,701,662	15,663,086	18,112,058	33,775,144
Large-Cap Growth Index	6,077,377	—	6,077,377	4,147,493	3,138,201	7,285,694
Large-Cap Value Index	13,744,184	12,582,918	26,327,102	10,937,628	8,281,765	19,219,393
Equity Index	11,970,543	5,458,132	17,428,675	10,348,360	39,398,708	49,747,068
S&P 500 Index	16,064,376	1,227,746	17,292,122	9,378,860	1,113,153	10,492,013
Mid-Cap Growth Index	422,482	2,606,490	3,028,972	588,681	1,709,445	2,298,126
Mid-Cap Value Index	1,861,778	5,691,196	7,552,974	1,775,356	4,947,159	6,722,515
Mid-Cap Blend Index	1,588,345	5,018,487	6,606,832	1,620,885	3,539,691	5,160,576
Small-Cap Growth Index	891,946	8,012,241	8,904,187	321,008	4,832,792	5,153,800
Small-Cap Value Index	2,770,907	9,503,269	12,274,176	2,408,705	6,218,142	8,626,847
Small-Cap Blend Index	4,326,673	11,765,878	16,092,551	2,105,488	14,180,170	16,285,658
International Equity Index	12,155,695	1,915,021	14,070,716	4,575,005	2,242,114	6,817,119
Social Choice Equity	3,260,637	2,389,966	5,650,603	2,230,714	8,933	2,239,647
Real Estate Securities	26,593,722	31,841,258	58,434,980	65,198,393	10,900,333	76,098,726
Managed Allocation II	6,025,644	455,640	6,481,284	108,489	—	108,489
Bond	72,971,285	—	72,971,285	74,770,075	—	74,770,075
Bond Plus II	14,663,082	—	14,663,082	1,425,886	—	1,425,886
Short-Term Bond II	7,577,829	—	7,577,829	1,378,539	—	1,378,539
High-Yield II	15,183,264	—	15,183,264	1,906,129	—	1,906,129
Tax-Exempt Bond II *	5,484,167	—	5,484,167	986,956	—	986,956
Inflation-Linked Bond	19,251,272	—	19,251,272	22,785,520	8,138,727	30,924,247
Money Market	41,376,402	—	41,376,402	12,696,049	—	12,696,049

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2007 and 2006 of $5,411,619 and $965,230 respectively.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	181

NOTES TO FINANCIAL STATEMENTS	continued

As of September 30, 2007, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income (Overdistribution)	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post-October Losses	Total

Growth Equity	$6,596,950	$3,766,327	$32,312,327	$(23,777,321)	$—	$18,898,283
Growth & Income	—	14,681,277	197,863,732	(40,629,374)	—	171,915,635
International Equity	34,759,906	238,889,236	315,372,057	—	—	589,021,199
Large-Cap Growth	2,495,102	29,399,734	83,288,243	(287,804,201)	—	(172,621,122)
Large-Cap Value	28,472,028	47,028,490	57,921,888	—	—	133,422,406
Mid-Cap Growth	3,658,533	26,495,749	61,418,700	—	(29,046)	91,543,936
Mid-Cap Value	18,639,443	26,186,382	98,831,294	—	(51,358)	143,605,761
Small-Cap Equity	16,007,067	19,537,753	(2,897,036)	—	—	32,647,784
Large-Cap Growth Index	4,427,870	—	45,704,674	—	(234,611)	49,897,933
Large-Cap Value Index	10,169,830	11,549,935	46,666,155	—	—	68,385,920
Equity Index	15,401,742	11,680,355	369,361,116	—	—	396,443,213
S&P 500 Index	16,227,414	4,186,188	204,848,128	—	—	225,261,730
Mid-Cap Growth Index	1,181,089	2,969,455	13,825,912	—	—	17,976,456
Mid-Cap Value Index	7,294,946	6,034,437	10,488,377	—	—	23,817,760
Mid-Cap Blend Index	3,587,357	4,645,480	33,337,114	—	—	41,569,951
Small-Cap Growth Index	1,775,646	5,270,386	23,175,519	—	—	30,221,551
Small-Cap Value Index	5,727,570	7,222,911	2,233,261	—	—	15,183,742
Small-Cap Blend Index	4,987,813	6,986,886	18,172,761	—	—	30,147,460
International Equity Index	17,411,701	3,896,097	196,186,598	—	—	217,494,396
Social Choice Equity	5,774,241	3,978,487	69,478,837	—	—	79,231,565
Real Estate Securities	1,219,332	62,587,377	11,923,742	—	(26,715)	75,703,736
Managed Allocation II	—	18,849	52,340,300	—	—	52,359,149
Bond	8,342	—	(8,147,868)	(17,771,825)	(1,657,685)	(27,569,036)
Bond Plus II	28,954	—	(5,028,331)	(5,020,634)	(1,593,135)	(11,613,146)
Short-Term Bond II	5,587	—	24,292	(5,368,782)	(156,195)	(5,495,098)
High-Yield II	416	207,098	(3,330,072)	(694,520)	—	(3,817,078)
Tax-Exempt Bond II	30,509	—	1,540,152	(509,350)	—	1,061,311
Inflation-Linked Bond	—	—	(6,044,428)	(3,764,887)	(137,843)	(9,947,158)
Money Market	(9,047)	—	—	(10,857)	—	(19,904)

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies and the use of capital loss carryovers.

At September 30, 2007, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	9/30/08	9/30/09	9/30/10	9/30/11	9/30/12	9/30/13	9/30/14	9/30/15	Total

Growth Equity	$—	$—	$—	$—	$21,246,987	$2,530,334	$—	$—	$23,777,321
Growth & Income	—	1,286,601	39,342,773	—	—	—	—	—	40,629,374
Large-Cap Growth	86,314,346	129,325,246	60,601,952	9,870,740	1,691,917	—	—	—	287,804,201
Bond	—	—	—	—	—	—	681,137	17,090,688	17,771,825
Bond Plus II	—	—	—	—	—	4,900,372	120,262	—	5,020,634
Short-Term Bond II	—	—	—	—	2,261,136	2,605,737	501,909	—	5,368,782
High-Yield II	—	—	694,520	—	—	—	—	—	694,520
Tax-Exempt Bond II	—	—	—	—	—	439,873	—	69,477	509,350
Inflation-Linked Bond	—	—	—	—	—	—	—	3,764,887	3,764,887
Money Market	—	—	—	1,330	8,935	219	373	—	10,857

For the year ended September 30, 2007, the Growth Equity Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Growth Index Fund, Social Choice Equity Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II, and Money Market Fund utilized $4,479,755, $12,769,555, $23,723,548, $51,197, $30,459, $3,089, $10,031, $167,113, and $710 respectively, of their capital loss carryover available from prior years.

Due to the reorganization on April 20, 2007, involving the TIAA-CREF Mutual Funds (the “target Funds”), into a corresponding series of the Funds (the “Acquiring Funds”), the use of capital loss carryovers for the current fiscal year ending September 30, 2007 for the Growth & Income Fund, Large-Cap Growth Fund, Bond Plus Fund II, Short-Term Bond Fund II, and High-Yield Fund II were subject to limitations under the Internal Revenue Code and Regulations thereunder. The future utilization of the Growth & Income Fund’s capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Due to large shareholder activity during the prior fiscal year ended September 30, 2006, the current year utilization of the Growth Equity Fund’s capital loss carryovers were subject to limitations under the Internal Revenue Code and Regulations thereunder. The future utilization of Growth Equity Fund’s capital loss carryovers will also be subject to the aforementioned limitations.

Due to certain limitations under Section 382 of the Internal Revenue Code, the Growth Equity Fund is unable to utilize $122,734,737 of accumulated capital losses from prior years. These losses are not included in the capital loss carryforward amounts discussed above.

182	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

concluded

Note 6—line of credit

Each of the Funds, except the Bond, Short-Term Bond II, Bond Plus II and Money Market Funds, participate in a 365-day $1.5 billion committed revolving credit facility that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended September 30, 2007, there were no borrowings under this credit facility by the Funds.

Note 7—in-kind transactions

For the year ended September 30, 2007, the Institutional Class of the following Funds had in-kind transactions consisting of marketable securities, which are included in subscriptions and redemptions in shareholder transactions in the Statement of Changes in Net Assets:

Fund	Value	Realized Gain

In-kind redemptions
Growth & Income	$7,553,454	$2,088,386
International Equity	229,340,671	54,837,745
Large-Cap Value	121,395,460	23,332,251
Small-Cap Equity	22,386,311	3,665,239
Large-Cap Growth Index	368,152,806	56,843,931
Large-Cap Value Index	255,053,376	63,294,946
S&P 500 Index	79,728,031	27,304,571
Small-Cap Blend Index	48,052,348	17,413,593
Social Choice Equity	63,803,664	19,465,438
Bond	527,927,171	1,397,115

In-kind subscriptions
Mid-Cap Value Index	40,377,085	—

Note 8—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the financial statements and is effective for fiscal years beginning after December 15, 2006. Management is still assessing the impact of FIN 48 on these financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and expands disclosure about fair value measurements. SFAS 157 does not require a new fair value measurement but the application could change current practice in determining fair value and may require modifications to financial statement amounts and disclosures. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is still assessing the impact SFAS 157 on these financial statements.

Note 9—subsequent event

Effective on October 16, 2007, a 2% redemption fee applies and is payable for certain redemptions and exchanges out of fund shares held 60 calendar days or less of International Equity Fund, Small-Cap Equity Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and High-Yield Fund II. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in-capital.

Effective on November 26, 2007, State Street Bank and Trust Company will replace JPMorgan Chase Bank N.A. as the Funds’ custodian for the following funds:

Growth Equity
Growth & Income
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
Small-Cap Equity
Large-Cap Growth Index
Large-Cap Value Index
Equity Index
S&P 500 Index
Mid-Cap Growth Index
Mid-Cap Value Index
Mid-Cap Blend Index
Small-Cap Growth Index
Small-Cap Value Index
Small-Cap Blend Index
Social Choice Equity
Real Estate Securities

The remainder of the Funds will replace JPMorgan Chase Bank N.A. with State Street Bank and Trust Company over the 2008 fiscal year.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	183

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the TIAA-CREF Institutional Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund II, Bond Fund, Bond Plus Fund II, Short-Term Bond Fund II, High-Yield Fund II, Tax-Exempt Bond Fund II, Inflation-Linked Bond Fund and Money Market Fund (constituting the TIAA-CREF Institutional Mutual Funds, hereafter referred to as the “Funds”) at September 30, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods in the two years ended September 30, 2004, were audited by other auditors whose report dated November 22, 2004 expressed an unqualified opinion on those financial highlights.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
November 29, 2007

184	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

2007 SPECIAL MEETING (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Trustees

The results below were certified by Broadridge Financial Solutions, Inc., independent tabulator for the TIAA-CREF Institutional Mutual Funds.

On September 17, 2007, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Forrest Berkley	$1,963,799,937.92	96.396%	$31,917,378.99	1.567%	$41,499,821.21	2.037%

Nancy A. Eckl	1,959,601,162.02	96.190	35,890,123.64	1.762	41,725,852.46	2.048

Eugene Flood, Jr.	1,957,785,865.21	96.101	30,677,916.26	1.506	48,753,356.65	2.393

\ E. Jackson	1,955,936,325.70	96.010	38,396,705.96	1.885	42,884,106.46	2.105

Nancy L. Jacob	1,966,062,469.51	96.507	30,110,889.68	1.478	41,043,778.93	2.015

Bridget A. Macaskill	1,960,116,925.74	96.215	35,442,649.47	1.740	41,657,562.91	2.045

James M. Poterba	1,961,865,407.27	96.301	26,495,186.37	1.301	48,856,544.48	2.398

Maceo K. Sloan	1,949,996,435.35	95.719	45,207,403.54	2.219	42,013,299.23	2.062

Laura T. Starks	1,971,144,519.16	96.757	24,896,642.67	1.222	41,175,976.29	2.021

Nancy A. Eckl was elected to office. Forrest Berkley, Eugene Flood, Jr., Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks were re-elected to office.

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	185

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	Indefinite term. Trustee since 2006.	Retired. Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	55	Director and member of the Investment Committee, the Maine Coast Heritage Trust and the Boston Athaneum, and Director, Appalachain Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	Indefinite term. Trustee since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	55

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	Indefinite term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	55	None

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	55	None

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	55	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Board, Trustee	Indefinite term. Trustee since 1999.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	55	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	55	Director, Prudential plc, Scottish & Newcastle plc (brewer), Federal National Mortgage Association (Fannie Mae), International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	Head (since 2006) and Associate Head (1994-2000 and 2001-2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-present).	55	The Jeffrey Company and Jeflion Company (unregistered investment companies)

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	55	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.

186	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				55	None

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President July since 2007.

Executive Vice President, Individual Client Services of TIAA (since July 2007) and of TIAA-CREF Institutional Mutual Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since September 2007). President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).

Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/28/49	Vice President	One-year term. Vice President since 2004.

Vice President and Treasurer of TIAA, CREF and TIAA Separate Account VA-1 (since 2004), Vice President (since 2004) and Treasurer (2004-2/2007) of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds. Vice President and Treasurer of Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”), TIAA- CREF Life Insurance Company (“TIAA-CREF Life”) and TCT Holdings, Inc.

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since February 2007.

Principal Executive Officer and President of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since 2/2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1, and Head of Asset Management (since 2006). Executive Vice President of the TIAA-CREF Fund Complex (2006-2/2007). Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2005) and Executive Vice President of CREF Investments (since 1997).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since February 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of TIAA-CREF Life Funds, and TIAA-CREF Institutional Mutual Funds (since 2/2007). Formerly Funds Treasurer (2006-2/2007) of TIAA-CREF Fund Complex; Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice and Chief Communications Officer for Insurance Information Institute (1993-2001).

George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/17/53	Executive Vice President and General Counsel	One-year term. Executive Vice President and General Counsel since 2003.

Executive Vice President and General Counsel of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated (1997-2003).

TIAA-CREF Institutional Mutual Funds ▪ 2007 Annual Report	187

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management (1997-1999).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

Executive Vice President, Human Resources of TIAA and the TIAA-CREF Fund Complex (since 2003), and head of Corporate Services (since 2007). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999)

Eric C. Oppenheim TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 7/31/48	Vice President and Acting Chief Compliance Officer	One year-term. Vice President and Acting Chief Compliance Officer since 2005.

Vice President and Acting Chief Compliance Officer of the TIAA-CREF Fund Complex (since 2005). Vice President of Investment Management and Advisors (since 2006). Formerly, Acting Chief Compliance Officer of Tuition Financing and Chief Compliance Officer, Advisors and Services (2005-2006), Vice President and Compliance Officer of TIAA (2004-2005); First Vice President and Manager of Compliance and Centralized Trust Functions, Private Banking Division Comerica Incorporated (2001-2004); and Manager of Compliance and Regulatory Affairs, Investment Bank Division, Comerica Incorporated (1993-2001).

Marjorie Pierre-Merritt TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/26/66	Vice President and Acting Corporate Secretary	One year term. Vice President and Acting Corporate Secretary since September 2007.

Vice President and Acting Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since September 2007); Assistant Corporate Secretary of TIAA (2006-2007); Assistant Corporate Secretary of The Dun & Bradstreet Corporation (2003-2006); and Counsel, The New York Times Company (2001-2003).

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.

Executive Vice President, Strategy Integration and Policy of TIAA and the TIAA-CREF Fund Complex (since 2006). Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Fund Complex (2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Institutional Client Services (since 2006). Director of Tuition Financing and Manager of Services. Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, www.tiaa-cref.org or by telephone at 800 223-1200.

188	2007 Annual Report ▪ TIAA-CREF Institutional Mutual Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS FOR TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

The Board of Trustees of the Funds (the “Board” or the “Trustees”) is responsible for overseeing the Funds’ corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Board is responsible for determining annually whether to renew the investment management agreements (the “Agreements”) between the Funds and Teachers Advisors, Inc. (“Advisors”). Under the Agreements, Advisors is responsible for providing to (or obtaining for) each Fund all of the services necessary for its ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

Section 15(c) of the 1940 Act provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Fund, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 3, 2007, at which it considered the annual renewal of the Agreements. Prior to that meeting, the Board had implemented an enhanced process by which it determined to review and consider the renewal of the Agreements. As part of that process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee was asked to work with management and legal counsel to the Trustees to develop more refined guidelines relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 3, 2007, the Operations Committee helped to develop such guidelines in consultation with management representatives and input from other Trustees and legal counsel to the Trustees, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee helped to develop guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a suitable universe of comparable investment companies and, in the case of the investment performance data, against a more selective peer group of mutual funds and against one or more appropriate broad-based benchmark indices. For those Funds with more than one class of shares, Lipper provided applicable data with respect to each class of shares. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also developed a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreements. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by Advisors.

In advance of the Board meeting held on April 3, 2007, independent legal counsel for the Trustees requested, and Advisors provided, extensive information that was designed to assist the Board in its consideration of whether to renew each Fund’s Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts manager by the Adviser; (4) any “fall-out” benefits that accrued to Advisors due to its relationship with the Funds aside from Advisors’ direct fee payments pursuant to the Agreements; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interests confronted by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreements; (7) a copy of the Agreements and certain related service agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ SEC Form ADV registration statement; and (9) proposed narrative explanations of reasons why the Board should renew the Agreements.

TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report	189

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

In considering whether to renew the Management Agreements, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided by Advisors to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits (if any) realized by Advisors and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the fee schedules set forth in the Agreements reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Advisors with other clients; and (7) any other benefits derived or anticipated to be derived by Advisors from its relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreements.

In reaching its decisions regarding the renewal of each Fund’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from Kirkpatrick & Lockhart Preston Gates Ellis LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreements for all Funds at the same meeting on April 3, 2007, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew each Agreement, each Trustee may have accorded different weight to different factors and, thus, each individual Trustee may have had a different basis for his or her ultimate decision to vote to renew each Fund’s Agreement.

At its meeting on April 3, 2007, the Board voted unanimously to renew the particular Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. The investment professionals at Advisors also have managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Agreements, Advisors is responsible for: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Funds to the Boards on a regular basis. The Board considered that Advisors has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of Advisors’ services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and peer groups of mutual funds, and that, in the case of underperforming Funds, Advisors represented that it had taken or was planning to implement affirmative steps to enhance the investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this connection, the Board considered that it intends to work with management during the next year in an effort to develop enhanced metrics for measuring the ongoing performance of certain affiliated and unaffiliated service providers. The Board also considered that, through these metrics and other actions, it intends to monitor progress with respect to ongoing improvements in services provided by those firms or through outsourcing to other firms, including, as appropriate, further enhancements to administrative and compliance services.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each class of shares of each Fund, as applicable, over one-, two-, three-, four- and five-year periods and since inception of the Fund’s operations. The Board also considered each Fund’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that most of the Funds achieved performance that compares favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that in those cases in which Funds had underperformed their benchmarks or peer groups of mutual funds, Advisors had taken reasonable remedial actions or represented that it was in the process of taking such actions. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. In addition, the Board considered that it intends to work with management during the coming year to review further the best execution and portfolio turnover practices of Advisors with respect to certain Funds to assess whether those practices continue to be in the best interests of shareholders.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to Advisors for the calendar year 2006. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by

190	2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

Advisors in connection with the distribution of shares of the Funds. The Board considered that Advisors consistently incurred overall losses based on its services to the Funds under the Agreements, but that relatively new fee rates adopted by most of the Funds had reduced such overall losses and caused the Agreements to be profitable to Advisors with respect to certain Funds. With respect to those Funds for which the Agreements were profitable to Advisors in 2006, the Board determined that those profits were reasonable and not excessive in light of various relevant factors. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources continue to be devoted to these functions. The Board also considered that it would continue to review the profitability levels of Advisors annually during its yearly review of the Funds’ management arrangements to ensure that Advisors’ fees remained fair and reasonable and that its profits for managing the Funds were not excessive. Further, the Board expressed its views to Advisors regarding the factors that the Board would consider at future contract renewals if management seeks to modify current fee waiver and expense limitation agreements.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the fee rates charged to the Funds under the Agreements typically were lower or significantly lower than the fee rates charged by of many or most comparable mutual funds. Based on all factors considered, the Board determined that the fee rates under each Agreement were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether Advisors has or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that Advisors had incurred operating losses with respect to its services provided to most of the Funds under advisory fee rates that were in place prior to changes made in 2006. With respect to the current fee rates, the Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower fee rates) would have a material effect on a Fund’s fees. The Board determined that, although the current breakpoint discounts may be low compared to those of some competitors, the initial maximum fee rates set forth in the Agreement were already at low levels compared to peer groups of mutual funds. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels. In addition, the Board considered that it intends to work with management during the coming year to evaluate whether any material asset growth by the Funds has created or would create economies of scale for Advisors and, if so, to determine whether any portion of savings from such economies of scale could be passed on to Fund shareholders through additional fee schedule breakpoints.

FEE COMPARISON WITH OTHER CLIENTS OF ADVISORS

The Board considered that Advisors provides similar investment management services to other affiliated investment companies. In addition, Advisors, through its TIAA-CREF Asset Management (TCAM) division, manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of the comparable funds. The Board also considered Advisors’ representation that, while management fee rates may differ for comparable funds, this is due in part to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. In this connection, the Board considered Advisors’ representation that because the comparable funds target different types of investors and use different distribution channels, these factors justify different pricing schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to Advisors arising from the Agreements. For example, Advisors continues to be willing to waive fees and make expense reimbursements to the Funds. In addition, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Funds managed by Advisors are managed in the same manner and by the same personnel as certain of the CREF Accounts, resulting in the possibility for benefits associated with economies of scale.

FUND-BY FUND FACTORS

The Funds’ Trustees considered the following specific factors (among others) during their determination to renew the Agreements for each Fund described in this Report. If a Fund is described in the following discussions as being in the “first” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class has lower expenses than the Retirement and Retail Classes of these Funds, the performance of these Classes will be lower than the performance of the Institutional Class. All periods referenced below end as of December 31, 2006. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report	191

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

GROWTH EQUITY FUND

•	The Fund’s annual contractual management fee is 0.08% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three- and four-year periods, the Fund was in the 3rd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the five-year period, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

GROWTH & INCOME FUND

•	The Fund’s annual contractual management fee is 0.45% of average daily net assets. Advisors agreed to waive this fee down to an annual rate of 0.08% of the Fund’s average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•

For the one-, two- and three-year periods, the Fund was in the 1st quintile of the universe of its Performance Universe. For the four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

INTERNATIONAL EQUITY FUND

•	The Fund’s annual contractual management fee is 0.50% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•

For the one- and two-year periods, the Fund was in the 1st quintile of its Performance Universe. For the three-, four-and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors earned a net profit on the Fund for the one-year period.

LARGE-CAP GROWTH FUND

•	The Fund’s annual contractual management fee is 0.45% of average daily net assets. Advisors agreed to waive this fee down to an annual rate of 0.08% of the Fund’s average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the period since inception to December 31, 2006, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund from its inception to December 31, 2006.

LARGE-CAP VALUE FUND

•	The Fund’s annual contractual management fee is 0.45% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•

For the one-, three- and four-year periods, the Fund was in the 1st quintile of the universe of its Performance Universe. For the two-year period, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period.

•	Advisors earned a net profit on the Fund for the one-year period.

MID-CAP GROWTH FUND

•	The Fund’s annual contractual management fee is 0.48% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•

For the one- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the two- and four-year periods, the Fund was in the 3rd and 1st quintile of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Advisors earned a net profit on the Fund for the one-year period.

MID-CAP VALUE FUND

•	The Fund’s annual contractual management fee is 0.48% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 1st quintile of the universe of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period.

•	Advisors earned a net profit on the Fund for the one-year period.

SMALL-CAP EQUITY FUND

•	The Fund’s annual contractual management fee is 0.48% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the two- and three-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Advisors earned a net profit on the Fund for the one-year period.

192	2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

LARGE-CAP GROWTH INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 2nd quintile of its Expense Universe.

•

For the one-year period, the Fund was in the 2nd quintile of its Performance Universe, while for the two- and three-year periods, the Fund was in the 3rd quintile of its Performance Universe. The four-year period of the Fund improved to the 1st quintile of the Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

LARGE-CAP VALUE INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of the group of comparable funds hand selected by Lipper for expense comparison purposes (“Expense Group”) and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

EQUITY INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•

For the one- and two-year periods, the Fund was in the 2nd quintile of its Performance Universe, while for the three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe. The four-year period of the Fund improved to the 1st quintile of the Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

S&P 500 INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two, three- and four-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

MID-CAP GROWTH INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

MID-CAP VALUE INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one- and two-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

MID-CAP BLEND INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

SMALL-CAP GROWTH INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st, 3rd and 5th quintile of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

SMALL-CAP VALUE INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report	193

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)

SMALL-CAP BLEND INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•

For the one- and four-year periods, the Fund was in the 1st quintile of its Performance Universe. For the two- and three-year periods, the Fund was in the 2nd and 3rd quartile of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

INTERNATIONAL EQUITY INDEX FUND

•	The Fund’s annual contractual management fee is 0.04% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one-, two-, three- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

SOCIAL CHOICE EQUITY FUND

•	The Fund’s annual contractual management fee is 0.15% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•

For the one-, three- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the two-and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors incurred a net loss on the Fund for the one-year period.

REAL ESTATE SECURITIES FUND

•	The Fund’s annual contractual management fee is 0.50% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	Advisors earned a net profit on the Fund for the one-year period.

MANAGED ALLOCATION FUND II

•	The Fund’s annual contractual management fee is 0.00% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the period since inception to December 31, 2006, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors recognized no income on the Fund from its inception to December 31, 2006.

BOND FUND

•	The Fund’s annual contractual management fee is 0.30% of average daily net assets.

•	The Fund’s management fees are in the 2nd quintile of its Expense Universe.

•

For the one-, two- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the four-and five-year periods, the Fund was in the 3rd and 1st quintile of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors earned a net profit on the Fund for the one-year period.

BOND PLUS FUND II

•	The Fund’s annual contractual management fee is 0.30% of average daily net assets.

•	The Fund’s management fees are in the 2nd quintile of its Expense Universe.

•	For the period since inception to December 31, 2006, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund from its inception to December 31, 2006.

SHORT-TERM BOND FUND II

•	The Fund’s annual contractual management fee is 0.25% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the period since inception to December 31, 2006, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund from its inception to December 31, 2006.

HIGH-YIELD FUND II

•	The Fund’s annual contractual management fee is 0.35% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the period since inception to December 31, 2006, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors earned a net profit on the Fund from its inception to December 31, 2006.

194	2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS (UNAUDITED)	concluded

TAX-EXEMPT BOND FUND II

•	The Fund’s annual contractual management fee is 0.30% of average daily net assets.

•	The Fund’s management fees are in the 2nd quintile of its Expense Universe.

•	For the period since inception to December 31, 2006, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund from its inception to December 31, 2006.

INFLATION-LINKED BOND FUND

•	The Fund’s annual contractual management fee is 0.30% of average daily net assets.

•	The Fund’s management fees are in the 2nd quintile of its Expense Universe.

•	For the one-year period, the Fund was in the 2nd quintile of its Performance Universe. For the two-, three and four-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	Advisors earned a net profit on the Fund for the one-year period.

MONEY MARKET FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets.

•	The Fund’s management fees are in the 1st quintile of its Expense Universe.

•	For the one-, two-, three-, four and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	Money market funds are not rated by Morningstar.

•	Advisors incurred a net loss on the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreements.

TIAA-CREF Institutional Mutual Funds ¡ 2007 Annual Report	195

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

For the fiscal year ended September 30, 2007, the TIAA-CREF Institutional Mutual Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long-Term Capital Gains	Total

Growth & Income	$293	$3,754,342	$3,754,635
International Equity	—	108,173,468	108,173,468
Large-Cap Value	—	20,895,574	20,895,574
Mid-Cap Growth	—	13,256,563	13,256,563
Mid-Cap Value	30,569	30,159,242	30,189,811
Small-Cap Equity	70,788	20,161,822	20,232,610
Large-Cap Value Index	57,727	12,525,191	12,582,918
Equity Index	6,196	5,451,936	5,458,132
S&P 500 Index	22,528	1,205,218	1,227,746
Mid-Cap Growth Index	915	2,605,575	2,606,490
Mid-Cap Value Index	18,027	5,673,169	5,691,196
Mid-Cap Blend Index	13,806	5,004,681	5,018,487
Small-Cap Growth Index	—	8,012,241	8,012,241
Small-Cap Value Index	6,686	9,496,583	9,503,269
Small-Cap Blend Index	35,647	11,730,231	11,765,878
International Equity Index	—	1,915,021	1,915,021
Social Choice Equity	—	2,389,966	2,389,966
Real Estate Securities	162,891	31,678,367	31,841,258
Managed Allocation II	—	455,640	455,640

For the fiscal year ended September 30, 2007, the TIAA-CREF Institutional Mutual Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Growth Equity	83.10%
Growth & Income	74.71%
International Equity	32.51%
Large-Cap Growth	76.93%
Large-Cap Value	54.96%
Mid-Cap Growth	100.00%
Mid-Cap Value	37.81%
Small-Cap Equity	14.17%
Large-Cap Growth Index	92.36%
Large-Cap Value Index	83.05%
Equity Index	88.07%
S&P 500 Index	94.84%
Mid-Cap Growth Index	64.59%
Mid-Cap Value Index	35.21%
Mid-Cap Blend Index	67.65%
Small-Cap Growth Index	41.49%
Small-Cap Value Index	35.80%
Small-Cap Blend Index	32.81%
International Equity Index	65.61%
Social Choice Equity	93.64%
Real Estate Securities	0.21%
Managed Allocation II	2.76%

For the fiscal year ended September 30, 2007, the TIAA-CREF Institutional Mutual Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Growth Equity	81.38%
Growth & Income	69.85%
Large-Cap Growth	79.49%
Large-Cap Value	52.25%
Mid-Cap Growth	100.00%
Mid-Cap Value	35.24%
Small-Cap Equity	14.27%
Large-Cap Growth Index	92.47%
Large-Cap Value Index	83.45%
Equity Index	88.46%
S&P 500 Index	95.02%
Mid-Cap Growth Index	64.64%
Mid-Cap Value Index	34.64%
Mid-Cap Blend Index	67.82%
Small-Cap Growth Index	41.55%
Small-Cap Value Index	35.88%
Small-Cap Blend Index	32.73%
Social Choice Equity	93.86%
Real Estate Securities	0.22%
Managed Allocation II	1.82%

The Institutional International Equity and International Equity Index Funds received income from foreign sources during the year ended September 30, 2007 of $39,627,740 ($0.22032 per share) and $18,489,679 ($0.55044) respectively, and paid taxes to foreign countries during the year ended September 30, 2007 of $4,861,895 ($0.02703 per share) and $1,532,763 ($0.04563 per share), respectively.

The Tax-Exempt Bond Fund II paid distributions to shareholders during the year ended September 30, 2007 totaling $5,484,167, of which $5,411,619 was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2007, which will be reported in conjunction with your 2007 Form 1099-DIV.

By early 2008, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

196	2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

HOW TO REACH US

TIAA-CREF WEBSITE
Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options
www.tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums
800 842-2252
24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER
Retirement saving and planning, income options and payments, and tax reporting
800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER
TIAA-CREF mutual funds
800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER
After-tax annuities and life insurance
800 223-1200
8 a.m. to 8 p.m. ET, Monday-Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES
Self-directed brokerage accounts for investing in stocks, bonds and mutual funds
800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB
Asset management, trust administration, estate planning, planned giving and endowment management
888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

TIAA-CREF TUITION FINANCING, INC.
Tuition financing programs
888 381-8283
8 a.m. to 10 p.m. ET, Monday–Friday

ADVISOR SERVICES
888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit www.tiaa-cref.org, or call 800 897-9069 for the Institutional Class, 877 518-9161 for the Retirement Class or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB, provides trust services. TIAA-CREF Tuition Financing, Inc. (TFI) is the program manager for 529 college savings plans.

©2007 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

FINANCIAL SEVICES
FOR THE GREATER GOOD®

730 Third Avenue
New York, NY 10017-3206

PRST STD U.S. POSTAGE PAID TIAA-CREF

Printed on recycled paper
C39852	A30715 11/07

2007 Annual Report ¡ TIAA-CREF Institutional Mutual Funds ¡ Institutional, Retirement and Retail Classes

TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD®

2007 ANNUAL REPORT

TIAA-CREF
LIFECYCLE FUNDS

OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
RETIREMENT AND INSTITUTIONAL CLASSES

SEPTEMBER 30, 2007

Audited financial statements

Lifecycle Funds

2010 Fund

2015 Fund

2020 Fund

2025 Fund

2030 Fund

2035 Fund

2040 Fund

SIGN UP FOR ELECTRONIC DELIVERY AT
www.tiaa-cref.org

AN INTRODUCTION TO THE LIFECYCLE FUNDS

The Lifecycle Funds are designed to provide investors with a single, diversified investment portfolio managed with a target retirement date in mind. Each Lifecycle fund invests in several underlying equity (stock) and fixed-income (bond) funds offered by TIAA-CREF. Funds intended for investors retiring sooner have larger holdings in fixed-income funds and smaller positions in equity funds. Funds intended for investors retiring later are more aggressive, with larger equity allocations and smaller fixed-income ones. Each Lifecycle fund’s allocations will gradually change over time, becoming more conservative as the investor approaches retirement. We periodically assess the Lifecycle Funds’ target allocations and may alter them based on our latest research and analysis. The most recent adjustments are described in the prospectuses dated April 24, 2007.

PERFORMANCE OVERVIEW AS OF SEPTEMBER 30, 2007

			Average annual compound rates of total return
Lifecycle Fund
Class	Ticker	Inception date	1 year		since inception

2010 Fund
Retirement Class	TCLEX	10/15/2004	12.21%		9.46	%†
Institutional Class	TCTIX	1/17/2007	12.44	*	9.54	*

2015 Fund
Retirement Class	TCLIX	10/15/2004	13.60		10.39	†
Institutional Class	TCNIX	1/17/2007	13.82	*	10.46	*

2020 Fund
Retirement Class	TCLTX	10/15/2004	14.23		11.05	†
Institutional Class	TCWIX	1/17/2007	14.33	*	11.08	*

2025 Fund
Retirement Class	TCLFX	10/15/2004	15.18		11.72	†
Institutional Class	TCYIX	1/17/2007	15.42	*	11.80	*

2030 Fund
Retirement Class	TCLNX	10/15/2004	16.07		12.29	†
Institutional Class	TCRIX	1/17/2007	16.19	*	12.33	*

2035 Fund
Retirement Class	TCLRX	10/15/2004	16.91		12.95	†
Institutional Class	TCIIX	1/17/2007	17.11	*	13.01	*

2040 Fund
Retirement Class	TCLOX	10/15/2004	17.93		13.66	†
Institutional Class	TCOIX	1/17/2007	18.12	*	13.72	*

†

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

UNDERSTANDING YOUR LIFECYCLE FUNDS REPORT

This report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of TIAA-CREF Institutional Mutual Funds, for the twelve-month period that ended on September 30, 2007.

          The report includes a letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, that describes the key investment strategies of the Lifecycle Funds.

          The report also contains a detailed explanation of how the funds’ strategies succeeded during the twelve-month period, followed by the fund performance section, which compares each fund’s returns with those of its composite benchmark, Morningstar peer group and a broad-based market index.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at www.tiaa-cref.org, or call 877 518-9161 for the Retirement Class or 800 897-9069 for the Institutional Class. We urge you to read it carefully before investing.

REPORT TO INVESTORS

For the twelve-month period ended September 30, 2007, all seven TIAA-CREF Lifecycle Funds posted substantial gains, with returns for the Retirement Class ranging from 12.2% for the 2010 Fund to 17.9% for the 2040 Fund. Each of the funds had a higher return than its composite benchmark.

          The Lifecycle Funds’ superior performance was thanks to the exceptional returns of three of the underlying funds in which the Lifecycle Funds invest:

•	The Growth Equity Fund, which posted a return 5.9 percentage points greater than that of its benchmark index.

•	The International Equity Fund, which outpaced its benchmark by 5.6 percentage points.

•	The Large-Cap Value Fund, which outperformed its benchmark index by 1.3 percentage points.

Foreign stocks maintain their lead

Despite concerns about the growth of the U.S. economy and increased volatility, U.S. stocks posted returns for the period that were significantly higher than the historical norm. The Russell 3000® Index, one of the most comprehensive measures of the U.S market, climbed 16.5%.

          The MSCI EAFE® Index, which measures stock performance in 21 developed nations outside North America, rose 14.2% in terms of the local currencies in which its stocks are traded. However, foreign stocks got a boost from a euro and pound that continued to strengthen against the dollar. When converted to dollars, the gain of the EAFE index was 24.9%.

          The Lehman Brothers U.S. Aggregate Index, which measures investment-grade bonds, returned 5.1% for the twelve months.

Funds’ holdings stretch across borders and asset classes

Broad diversification is a key investment strategy of the Lifecycle Funds. Concentrating investments in a single type of security, such as large-cap stocks or corporate bonds, can expose an investor to a higher level of risk. Even U.S. Treasury bonds, widely considered a “safe” investment, can subject an investor to losses if sudden inflation erodes the value of the principal and the interest payments.

          In an effort to control risk, the holdings of the underlying funds in which the Lifecycle Funds invest are diversified by asset class (stocks/bonds), company size and investment style (growth/value). In addition, the holdings of the underlying funds stretch across geographical borders, with assets in all regions of the United States and in more than a dozen other nations.

          All the Lifecycle Funds have an allocation to the Bond Fund as a core holding. This fund divides its holdings

2	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

among U.S. Treasury and agency securities, corporate bonds and mortgage-backed securities. Depending on its time horizon, each Lifecycle fund may also hold other bond funds. During the period covered by this report, those included the High-Yield Fund II, the Short-Term Bond Fund II and the Inflation-Linked Bond Fund.

          Of course, there is no investment strategy that can guarantee results or prevent losses. Diversification, however, is a proven method for controlling risk, because weak returns from one type of investment can often be tempered by better performance from others.

Funds benefit from being fully invested

Another key element of the funds’ investment strategy is to seek to remain fully invested. During the twelve-month period, the broad U.S. stock market, as measured by the Russell 3000 Index, posted quarterly returns that ranged from 1.3% to 7.1%. The Lifecycle Funds were able to participate fully in the market’s outsized advance that occurred during the fourth quarter of 2006 because they were fully invested at the time.

          Finally, the Lifecycle Funds use regular rebalancing to keep each fund’s asset allocation on track, despite varying returns from different types of investment.

          During the period covered by this report, we enhanced the Lifecycle Funds’ allocation “glide path”—the process of reallocating investment assets over time. These enhancements include larger allocations to stocks both prior to and during retirement. The funds’ new prospectus, which became effective on April 24, 2007, explains these changes in detail. We believe they will provide greater opportunities for investors to reach their long-term goals.

          Pages 10 and 11 of this report provide a detailed explanation of how the funds’ strategies have succeeded during the twelve-month period.

/s/ Edward J. Grzybowski

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	3

MORE INFORMATION FOR INVESTORS

Portfolio listings

The complete Lifecycle Funds’ portfolios of investments begin on page 26 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (called “TIAA-CREF Institutional Mutual Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended September 30, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Institutional Mutual Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the Lifecycle Funds and the underlying funds voted during the most recently completed twelve-month period ended June 30 can be found at our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY
10017-3206; or by phone at 800 842-2776.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day operations of the funds.

4	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each of the Lifecycle Funds uses a composite benchmark that combines the returns of the benchmarks of the fund’s underlying funds, according to that Lifecycle fund’s target allocations. The Lifecycle Funds’ underlying funds and their individual benchmarks during the period covered by this report were:

•

Growth Equity Fund: The Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the stocks of large domestic companies. The Russell 1000 Growth Index measures those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates.

•

Large-Cap Value Fund: The Russell 1000 Value Index, a subset of the Russell 1000 Index, which measures the stocks of large domestic companies. The Russell 1000 Value Index measures those stocks of the Russell 1000 with lower price-to-book ratios and lower relative forecasted growth rates.

•	Small-Cap Equity Fund: The Russell 2000® Index, which measures the stocks of the 2,000 smallest companies in the Russell 3000 Index.

•	International Equity Fund: The MSCI EAFE® Index, which measures the performance of leading stocks in 21 developed nations outside North America.

•	Bond Fund: The Lehman Brothers U.S. Aggregate Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market.

•

Inflation-Linked Bond Fund: The Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, which measures the performance of inflation-indexed securities issued by the U.S. government with at least one year to maturity.

•

Short-Term Bond Fund II: The Lehman Brothers U.S. Government/Credit (1–5 Year) Index, which measures the performance primarily of U.S. Treasury and agency securities, and corporate bonds with 1–5 year maturities.

•

High-Yield Fund II: The Merrill Lynch BB/B Cash Pay Issuer Constrained Index, which measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. The representation of any single bond issuer is restricted to a maximum of 2% of the index.

You cannot invest directly in any index.

Russell 1000, 2000 and 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company. EAFE is a trademark of Morgan Stanley Capital International, Inc. EAFE stands for Europe, Australasia and
Far East.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the Lifecycle Funds of the TIAA-CREF Institutional Mutual Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds.

The examples that appear on pages 7 and 8 are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2007, and held for six months until September 30, 2007.

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses, which is not the actual return of any of the individual funds.

          Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007

Lifecycle Funds—Retirement Class

	Starting fund value (4/1/07)	Ending fund value* (9/30/07)	Expenses paid† (4/1/07–9/30/07)	Effective expenses paid‡ (4/1/07–9/30/07)

2010 Fund actual return	$1,000.00	$1,061.22	$1.29	$3.20
5% annual hypothetical return	1,000.00	1,023.80	1.27	3.15

2015 Fund actual return	$1,000.00	$1,068.19	$1.30	$3.27
5% annual hypothetical return	1,000.00	1,023.80	1.27	3.20

2020 Fund actual return	$1,000.00	$1,071.34	$1.30	$3.27
5% annual hypothetical return	1,000.00	1,023.80	1.27	3.20

2025 Fund actual return	$1,000.00	$1,076.11	$1.30	$3.28
5% annual hypothetical return	1,000.00	1,023.80	1.27	3.20

2030 Fund actual return	$1,000.00	$1,080.57	$1.30	$3.34
5% annual hypothetical return	1,000.00	1,023.80	1.27	3.25

2035 Fund actual return	$1,000.00	$1,084.78	$1.31	$3.34
5% annual hypothetical return	1,000.00	1,023.80	1.27	3.25

2040 Fund actual return	$1,000.00	$1,089.90	$1.31	$3.35
5% annual hypothetical return	1,000.00	1,023.80	1.27	3.25

*

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the funds’ actual returns.

†

The amounts in the “Expenses paid” column show each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. These expense ratios reflect an agreement by the funds’ adviser to waive its fees and to reimburse the funds for all other expenses (except the Retirement Class service fee) through April 30, 2008. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

‡

The amounts in the “Effective expenses paid” column show each fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half year. For that period, the annualized, weighted, average expense ratio of the underlying funds for the 2010 Fund was 0.37%; that of the underlying funds for the 2015, 2020 and 2025 Funds was 0.38%; and that of the underlying funds for the 2030, 2035 and 2040 Funds was 0.39%.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES	concluded

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007

Lifecycle Funds—Institutional Class

	Starting fund value (4/1/07)	Ending fund value* (9/30/07)	Expenses paid† (4/1/07–9/30/07)	Effective expenses paid‡ (4/1/07–9/30/07)

2010 Fund actual return	$1,000.00	$1,041.61	$0.00	$1.89
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.88

2015 Fund actual return	$1,000.00	$1,044.12	$0.00	$1.95
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.93

2020 Fund actual return	$1,000.00	$1,044.62	$0.00	$1.95
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.93

2025 Fund actual return	$1,000.00	$1,046.63	$0.00	$1.95
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.93

2030 Fund actual return	$1,000.00	$1,048.13	$0.00	$2.00
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.98

2035 Fund actual return	$1,000.00	$1,050.14	$0.00	$2.00
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.98

2040 Fund actual return	$1,000.00	$1,052.14	$0.00	$2.01
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.98

*

“Ending fund value” for the hypothetical example would be $1,025.07 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the ending fund value shown for the funds’ actual returns.

†

The amounts in the “Expenses paid” column show each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value, multiplied by 183/365. There were 183 days in the six months ended September 30, 2007. These expense ratios reflect an agreement by the funds’ adviser to waive its fees and to reimburse the funds for all other expenses through April 30, 2008. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

‡

The amounts in the “Effective expenses paid” column show each fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half year. For that period, the annualized, weighted, average expense ratio of the underlying funds for the 2010 Fund was 0.37%; that of the underlying funds for the 2015, 2020 and 2025 Funds was 0.38%; and that of the underlying funds for the 2030, 2035 and 2040 Funds was 0.39%.

8	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

SPECIAL TERMS

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.

Composite benchmarks are customized combinations of other benchmarks. TIAA-CREF has created composite benchmarks, using the benchmarks of the underlying funds in which the Lifecycle Funds invest, to better measure the performance of the Lifecycle Funds.

Expense ratio is the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

S&P 500 is a registered trademark and service mark of McGraw-Hill Companies, Inc.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	9

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE IN THE TWELVE MONTHS ENDED SEPTEMBER 30, 2007

Each of the seven Retirement Class Lifecycle Funds outperformed its composite benchmark during the reporting period, with returns ranging from 12.21% for the 2010 Fund to 17.93% for the 2040 Fund. The following pages provide detailed performance information for each fund.

Despite higher volatility, global stock markets post strong gains

During the twelve-month period, the Russell 3000® Index, which measures the broad U.S. stock market, advanced a healthy 16.52%. The ride was not particularly smooth, however. Global stock markets experienced a substantial increase in market volatility during the reporting period, especially during the third quarter of 2007.

          Much of the twelve-month return of the Russell 3000 came from the fourth quarter of 2006, when robust corporate profits and the continued strength of the global economy lifted U.S. stocks to a 7.12% rise. In contrast, the third quarter of 2007 saw stocks gain only 1.55% due to concerns about the housing industry and the credit markets.

          The MSCI EAFE® Index, which measures stock performance in 21 developed nations outside North America, advanced 24.86% in dollar terms. It was the fifth consecutive twelve-month period in which the EAFE Index outpaced the Russell 3000.

Bond market benefits from flight to quality

The Federal Reserve kept short-term interest rates at 5.25% throughout most of the twelve-month period. Helped by stable interest rates and low inflation, the Lehman Brothers U.S. Aggregate Index, which measures investment-grade bonds, returned a solid 2.76% for the first six months of the reporting period.

          When inflation jumped in the second quarter of 2007, fears of a rate hike drove bond prices lower, and the Lehman index posted a 0.52% loss. In the third quarter, however, volatility in the world’s stock markets caused many investors to seek the safety of U.S. Treasury bonds, and bond prices moved higher.

          The Federal Reserve surprised the world’s financial markets on September 18 by cutting short-term interest rates by half a percentage point. This set off a rally in the U.S. bond market, and the Lehman index posted a return of 2.84% for the quarter.

          For the twelve-month period, the Lehman aggregate index returned 5.14%. The Lehman Brothers U.S. TIPS Index, which measures inflation-linked U.S. bonds, returned 4.98%.

10	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

All seven Lifecycle Funds top their composite benchmarks

All of the Retirement Class Lifecycle Funds outperformed their composite benchmarks during the twelve-month period; the margin of outperformance varied from 1.14% for the 2010 Fund to 1.95% for the 2040 Fund.

          The funds’ strong results were largely due to the performance of the Growth Equity Fund and International Equity Fund, both of which topped their respective benchmarks by more than five-and-one-half percentage points.

          During the period, the Growth Equity Fund returned 25.24%, easily outpacing the 19.35% return of its benchmark, the Russell 1000® Growth Index. The fund benefited from numerous successful overweight positions, including Apple and agricultural giant Monsanto. Out-of-benchmark holdings in BlackBerry manufacturer Research in Motion and French industrial giant Alstom also helped lift the fund’s return above that of its benchmark.

          The International Equity Fund advanced 30.49%, versus 24.86% for its benchmark, the MSCI EAFE Index. Overweight positions in German drug maker Bayer and Italian auto maker Fiat contributed significantly to the fund’s outperformance. The fund was also buoyed by successful out-of-benchmark holdings that included German steel distributor Kloeckner and China Coal Energy.

          On the fixed-income side, the Short-Term Bond Fund II, Bond Fund and Inflation-Linked Bond Fund generated returns of 4.87%, 4.74% and 4.51%, respectively, but underperformed their respective benchmarks over the twelve-month reporting period.

Stock funds continue to drive Lifecycle returns

Each Lifecycle fund’s performance differs from that of the overall U.S. stock or bond market depending upon that fund’s asset allocations. Due to the strong absolute returns of the equity markets during this period, Lifecycle Funds with target retirement dates farther into the future—those with a larger percentage in stocks—posted higher returns than those funds closer to their respective retirement dates, which have a smaller percentage in stocks.

          The Lifecycle Funds continued to be fully invested at all times, and differences between target allocations and actual underlying fund allocations did not substantially affect performance.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	11

LIFECYCLE 2010 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual Compound rates of total return

Lifecycle 2010 Fund	1 year		since inception

Retirement Class (inception: 10/15/2004)*	12.21%		9.46%
2010 Fund Composite Index†	11.07		9.64
Broad-based market index:
Lehman Brothers U.S. Aggregate Index	5.14		3.73
Morningstar Target-Date 2000–2014	9.84		7.65

Institutional Class (inception: 1/17/2007)	12.44	‡	9.54	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2007, the 2010 Fund Composite Index consisted of: 24.5% Lehman Brothers U.S. Aggregate Index; 18.8% Russell 1000® Growth Index; 18.7% Russell 1000 Value Index; 13.7% MSCI EAFE® Index; 10.9% Lehman Brothers U.S. TIPS Index; 5.8% Lehman Brothers U.S. Government/Credit (1–5 Year) Index; 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; and 3.6% Russell 2000® Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

12	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,068 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION‡

Underlying funds	Target allocation	Total portfolio investments

Bond Fund	24.5%	24.6%
Growth Equity Fund	18.8	19.1
Large-Cap Value Fund	18.7	18.8
International Equity Fund	13.7	14.1
Inflation-Linked Bond Fund	10.9	10.9
Short-Term Bond Fund II	5.8	5.7
High-Yield Fund II	4.0	3.4
Small-Cap Equity Fund	3.6	3.4

Total	100.0	100.0

‡	The fund’s target allocations were changed on April 24, 2007.

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.57%
Institutional Class	0.32%
Fund net assets	$259.61 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	13

LIFECYCLE 2015 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Lifecycle 2015 Fund	1 year		since inception

Retirement Class (inception: 10/15/2004)*	13.60%		10.39%
2015 Fund Composite Index†	12.37		10.57
Broad-based market index:
S&P 500® Index	16.44		13.53
Morningstar Target-Date 2015–2029	14.49		11.62

Institutional Class (inception: 1/17/2007)	13.82	‡	10.46	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2007, the 2015 Fund Composite Index consisted of: 22.7% Lehman Brothers U.S. Aggregate Index; 21.6% Russell 1000® Growth Index; 21.4% Russell 1000 Value Index; 15.7% MSCI EAFE® Index; 7.4% Lehman Brothers U.S. TIPS Index; 4.1% Russell 2000® Index; 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; and 3.1% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

14	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,398 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION‡

Underlying funds	Target allocation	Total portfolio investments

Bond Fund	22.7%	22.9%
Growth Equity Fund	21.6	21.6
Large-Cap Value Fund	21.4	21.5
International Equity Fund	15.7	16.0
Inflation-Linked Bond Fund	7.4	7.4
Small-Cap Equity Fund	4.1	4.0
High-Yield Fund II	4.0	3.5
Short-Term Bond Fund II	3.1	3.1

Total	100.0	100.0

‡	The fund’s target allocations were changed on April 24, 2007.

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.57%
Institutional Class	0.32%
Fund net assets	$204.77 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	15

LIFECYCLE 2020 FUND  EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk, extension risk and the special risks of inflation-indexed bonds. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Lifecycle 2020 Fund	1 year		since inception

Retirement Class (inception: 10/15/2004)*	14.23%		11.05%
2020 Fund Composite Index†	13.03		11.18
Broad-based market index:
S&P 500® Index	16.44		13.53
Morningstar Target-Date 2015–2029	14.49		11.62

Institutional Class (inception: 1/17/2007)	14.33	‡	11.08	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2007, the 2020 Fund Composite Index consisted of: 24.3% Russell 1000® Growth Index; 24.2% Russell 1000 Value Index; 22.0% Lehman Brothers U.S. Aggregate Index; 17.7% MSCI EAFE® Index; 4.6% Russell 2000® Index; 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; 2.4% Lehman Brothers U.S. TIPS Index; and 0.8% Lehman Brothers U.S. Government/Credit (1–5 Year) Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

16	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,635 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION‡

Underlying funds	Target allocation	Total portfolio investments

Growth Equity Fund	24.3%	24.3%
Large-Cap Value Fund	24.2	24.1
Bond Fund	22.0	22.3
International Equity Fund	17.7	18.1
Small-Cap Equity Fund	4.6	4.6
High-Yield Fund II	4.0	3.4
Inflation-Linked Bond Fund	2.4	2.4
Short-Term Bond Fund II	0.8	0.8

Total	100.0	100.0

‡	The fund’s target allocations were changed on April 24, 2007.

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.58%
Institutional Class	0.33%
Fund net assets	$182.62 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	17

LIFECYCLE 2025 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk and extension risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Lifecycle 2025 Fund	1 year		since inception

Retirement Class (inception: 10/15/2004)*	15.18%		11.72%
2025 Fund Composite Index†	13.76		11.82
Broad-based market index:
S&P 500® Index	16.44		13.53
Morningstar Target-Date 2015–2029	14.49		11.62

Institutional Class (inception: 1/17/2007)	15.42	‡	11.80	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2007, the 2025 Fund Composite Index consisted of: 27.1% Russell 1000® Growth Index; 26.9% Russell 1000 Value Index; 19.7% MSCI EAFE® Index; 17.2% Lehman Brothers U.S. Aggregate Index; 5.1% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

18	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $13,881 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION‡

Underlying funds	Target allocation	Total portfolio investments

Growth Equity Fund	27.1%	27.1%
Large-Cap Value Fund	26.9	26.8
International Equity Fund	19.7	20.0
Bond Fund	17.2	17.5
Small-Cap Equity Fund	5.1	4.9
High-Yield Fund II	4.0	3.7

Total	100.0	100.0

‡	The fund’s target allocations were changed on April 24, 2007.

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.57%
Institutional Class	0.32%
Fund net assets	$145.76 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	19

LIFECYCLE 2030 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk and extension risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Lifecycle 2030 Fund	1 year		since inception

Retirement Class (inception: 10/15/2004)*	16.07%		12.29%
2030 Fund Composite Index†	14.55		12.48
Broad-based market index:
S&P 500® Index	16.44		13.53
Morningstar Target-Date 2030+	17.34		14.46

Institutional Class (inception: 1/17/2007)	16.19	‡	12.33	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2007, the 2030 Fund Composite Index consisted of: 29.8% Russell 1000® Growth Index; 29.6% Russell 1000 Value Index; 21.7% MSCI EAFE® Index; 9.2% Lehman Brothers U.S. Aggregate Index; 5.7% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

20	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $14,091 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION‡

Underlying funds	Target allocation	Total portfolio investments

Growth Equity Fund	29.8%	29.8%
Large-Cap Value Fund	29.6	29.6
International Equity Fund	21.7	22.0
Bond Fund	9.2	9.6
Small-Cap Equity Fund	5.7	5.4
High-Yield Fund II	4.0	3.6

Total	100.0	100.0

‡	The fund’s target allocations were changed on April 24, 2007.

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.58%
Institutional Class	0.33%
Fund net assets	$130.50 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	21

LIFECYCLE 2035 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk and extension risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Lifecycle 2035 Fund	1 year		since inception

Retirement Class (inception: 10/15/2004)*	16.91%		12.95%
2035 Fund Composite Index†	15.29		13.12
Broad-based market index:
S&P 500® Index	16.44		13.53
Morningstar Target-Date 2030+	17.34		14.46

Institutional Class (inception: 1/17/2007)	17.11	‡	13.01	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2007, the 2035 Fund Composite Index consisted of: 30.9% Russell 1000® Growth Index; 30.7% Russell 1000 Value Index; 22.5% MSCI EAFE® Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.9% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

22	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $14,337 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION‡

Underlying funds	Target allocation	Total portfolio investments

Growth Equity Fund	30.9%	30.8%
Large-Cap Value Fund	30.7	30.5
International Equity Fund	22.5	22.7
Bond Fund	6.0	6.4
Small-Cap Equity Fund	5.9	5.7
High-Yield Fund II	4.0	3.9

Total	100.0	100.0

‡	The fund’s target allocations were changed on April 24, 2007.

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.58%
Institutional Class	0.33%
Fund net assets	$103.45 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ¡ 2007 Annual Report	23

LIFECYCLE 2040 FUND EQUITIES AND FIXED INCOME

INVESTMENT OBJECTIVE

The fund seeks a high total return over time through a combination of capital appreciation and income.

INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, growth investing risks, value investing risks, style risk, foreign investment risks, small-cap/mid-cap risk, interest-rate risk, income volatility risk, credit risk, call risk, illiquid security risk, prepayment risk and extension risk. The fund is also subject to asset allocation risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF SEPTEMBER 30, 2007

	Average annual compound rates of total return

Lifecycle 2040 Fund	1 year		since inception

Retirement Class (inception: 10/15/2004)*	17.93%		13.66%
2040 Fund Composite Index†	15.98		13.74
Broad-based market index:
S&P 500® Index	16.44		13.53
Morningstar Target-Date 2030+	17.34		14.46

Institutional Class (inception: 1/17/2007)	18.12	‡	13.72	‡

*

This class of the fund began investment operations prior to its inception date (the date on which the class became publicly available). The performance shown is computed from the inception date of the class. Previously, performance for this class of the fund was computed from the net asset value per share on the day prior to the inception date.

†

As of 9/30/2007, the 2040 Fund Composite Index consisted of: 30.9% Russell 1000® Growth Index; 30.7% Russell 1000 Value Index; 22.5% MSCI EAFE® Index; 6.0% Lehman Brothers U.S. Aggregate Index; 5.9% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns presented above and in the graph show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

24	2007 Annual Report ¡ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would have grown to $14,606 as of September 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s peer group during the same period.

ASSET ALLOCATION‡

Underlying funds	Target allocation	Total portfolio investments

Growth Equity Fund	30.9%	30.9%
Large-Cap Value Fund	30.7	30.8
International Equity Fund	22.5	22.8
Bond Fund	6.0	5.9
Small-Cap Equity Fund	5.9	5.7
High-Yield Fund II	4.0	3.9

Total	100.0	100.0

‡	The fund’s target allocations were changed on April 24, 2007.

FUND PROFILE

Combined total expense ratio§
Retirement Class	0.58%
Institutional Class	0.33%
Fund net assets	$144.41 million

§	Includes the fund’s underlying fund expenses

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ¡ 2007 Annual Report	25

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2010 FUND ▪ SEPTEMBER 30, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
6,472,499	TIAA-CREF Institutional Bond Fund		$64,336,644	24.78%
5,495,300	TIAA-CREF Institutional Growth Equity Fund		48,853,219	18.82
881,331	TIAA-CREF Institutional High-Yield Fund II		8,760,432	3.37
2,757,080	TIAA-CREF Institutional Inflation-Linked Bond Fund		27,901,649	10.75
2,408,971	TIAA-CREF Institutional International Equity Fund		36,086,392	13.90
2,823,549	TIAA-CREF Institutional Large-Cap Value Fund		48,056,807	18.51
1,460,650	TIAA-CREF Institutional Short-Term Bond Fund II		14,664,931	5.65
568,530	TIAA-CREF Institutional Small-Cap Equity Fund		8,772,411	3.38

TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS		(Cost $245,134,920)	257,432,485	99.16

	TOTAL PORTFOLIO	(Cost $245,134,920)	257,432,485	99.16
	OTHER ASSETS & LIABILITIES, NET		2,178,064	0.84

	NET ASSETS		$259,610,549	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2015 FUND ▪ SEPTEMBER 30, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
4,717,102	TIAA-CREF Institutional Bond Fund		$46,887,996	22.90%
4,920,175	TIAA-CREF Institutional Growth Equity Fund		43,740,356	21.36
711,501	TIAA-CREF Institutional High-Yield Fund II		7,072,325	3.45
1,481,542	TIAA-CREF Institutional Inflation-Linked Bond Fund		14,993,209	7.32
2,164,136	TIAA-CREF Institutional International Equity Fund		32,418,753	15.83
2,568,329	TIAA-CREF Institutional Large-Cap Value Fund		43,712,954	21.35
623,917	TIAA-CREF Institutional Short-Term Bond Fund II		6,264,130	3.06
521,009	TIAA-CREF Institutional Small-Cap Equity Fund		8,039,166	3.93

TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS		(Cost $191,906,775)	203,128,889	99.20

	TOTAL PORTFOLIO	(Cost $191,906,775)	203,128,889	99.20
	OTHER ASSETS & LIABILITIES, NET		1,642,437	0.80

	NET ASSETS		$204,771,326	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

26	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2020 FUND ▪ SEPTEMBER 30, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
4,019,837	TIAA-CREF Institutional Bond Fund		$39,957,181	21.88%
4,904,642	TIAA-CREF Institutional Growth Equity Fund		43,602,271	23.87
726,493	TIAA-CREF Institutional High-Yield Fund II		7,221,339	3.95
426,971	TIAA-CREF Institutional Inflation-Linked Bond Fund		4,320,946	2.37
2,165,983	TIAA-CREF Institutional International Equity Fund		32,446,433	17.77
2,552,774	TIAA-CREF Institutional Large-Cap Value Fund		43,448,211	23.79
143,036	TIAA-CREF Institutional Short-Term Bond Fund II		1,436,080	0.79
531,678	TIAA-CREF Institutional Small-Cap Equity Fund		8,203,787	4.49

TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS		(Cost $170,122,773)	180,636,248	98.91

	TOTAL PORTFOLIO	(Cost $170,122,773)	180,636,248	98.91
	OTHER ASSETS & LIABILITIES, NET		1,987,517	1.09

	NET ASSETS		$182,623,765	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2025 FUND ▪ SEPTEMBER 30, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
2,525,490	TIAA-CREF Institutional Bond Fund		$25,103,367	17.22%
4,371,444	TIAA-CREF Institutional Growth Equity Fund		38,862,141	26.66
574,387	TIAA-CREF Institutional High-Yield Fund II		5,709,405	3.92
2,913	TIAA-CREF Institutional Inflation-Linked Bond Fund		29,478	0.02
1,918,178	TIAA-CREF Institutional International Equity Fund		28,734,301	19.71
2,257,307	TIAA-CREF Institutional Large-Cap Value Fund		38,419,363	26.36
460,879	TIAA-CREF Institutional Small-Cap Equity Fund		7,111,365	4.88

TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS		(Cost $135,072,649)	143,969,420	98.77

	TOTAL PORTFOLIO	(Cost $135,072,649)	143,969,420	98.77
	OTHER ASSETS & LIABILITIES, NET		1,794,320	1.23

	NET ASSETS		$145,763,740	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	27

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2030 FUND ▪ SEPTEMBER 30, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
1,230,345	TIAA-CREF Institutional Bond Fund		$12,229,629	9.37%
4,282,048	TIAA-CREF Institutional Growth Equity Fund		38,067,407	29.17
515,424	TIAA-CREF Institutional High-Yield Fund II		5,123,316	3.93
3	TIAA-CREF Institutional Inflation-Linked Bond Fund		29	0.00 **
1,877,978	TIAA-CREF Institutional International Equity Fund		28,132,112	21.56
2,226,339	TIAA-CREF Institutional Large-Cap Value Fund		37,892,294	29.03
451,048	TIAA-CREF Institutional Small-Cap Equity Fund		6,959,666	5.33

TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS		(Cost $119,723,127)	128,404,453	98.39

	TOTAL PORTFOLIO	(Cost $119,723,127)	128,404,453	98.39
	OTHER ASSETS & LIABILITIES, NET		2,098,492	1.61

	NET ASSETS		$130,502,945	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

**	Percentage represents less than 0.01%.

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2035 FUND ▪ SEPTEMBER 30, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
648,633	TIAA-CREF Institutional Bond Fund		$6,447,415	6.23%
3,503,624	TIAA-CREF Institutional Growth Equity Fund		31,147,214	30.11
399,686	TIAA-CREF Institutional High-Yield Fund II		3,972,875	3.84
790	TIAA-CREF Institutional Inflation-Linked Bond Fund		7,994	0.01
1,530,687	TIAA-CREF Institutional International Equity Fund		22,929,684	22.17
1,832,712	TIAA-CREF Institutional Large-Cap Value Fund		31,192,756	30.15
376,452	TIAA-CREF Institutional Small-Cap Equity Fund		5,808,659	5.62

TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS		(Cost $94,580,917)	101,506,597	98.13

	TOTAL PORTFOLIO	(Cost $94,580,917)	101,506,597	98.13
	OTHER ASSETS & LIABILITIES, NET		1,938,964	1.87

	NET ASSETS		$103,445,561	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

28	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2040 FUND ▪ SEPTEMBER 30, 2007

Shares	Company		Value	% of net assets

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (a)
854,604	TIAA-CREF Institutional Bond Fund		$8,494,762	5.88%
4,899,197	TIAA-CREF Institutional Growth Equity Fund		43,553,864	30.16
569,578	TIAA-CREF Institutional High-Yield Fund II		5,661,603	3.92
3,069	TIAA-CREF Institutional Inflation-Linked Bond Fund		31,060	0.02
2,146,762	TIAA-CREF Institutional International Equity Fund		32,158,492	22.27
2,561,252	TIAA-CREF Institutional Large-Cap Value Fund		43,592,507	30.19
526,662	TIAA-CREF Institutional Small-Cap Equity Fund		8,126,399	5.63

TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS		(Cost $132,348,268)	141,618,687	98.07

	TOTAL PORTFOLIO	(Cost $132,348,268)	141,618,687	98.07
	OTHER ASSETS & LIABILITIES, NET		2,791,077	1.93

	NET ASSETS		$144,409,764	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	29

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFECYCLE FUNDS ▪ SEPTEMBER 30, 2007

	Lifecycle 2010 Fund	Lifecycle 2015 Fund

ASSETS
Investment in affiliated investment companies, at cost	$245,134,920	$191,906,775
Net unrealized appreciation of portfolio investments	12,297,565	11,222,114

Total investment in affiliated investment companies, at value	257,432,485	203,128,889

Cash	77	—
Shares of beneficial interest sold	3,439,749	2,007,742
Due from investment advisor	15,943	15,040

Total assets	260,888,254	205,151,671

LIABILITIES
Due to bank	—	3,198
Service agreement fees payable	46,936	35,733
Due to affiliates	14,769	13,414
Investment securities purchased	1,216,000	328,000

Total liabilities	1,277,705	380,345

NET ASSETS	$259,610,549	$204,771,326

NET ASSETS CONSIST OF:
Paid-in-capital	242,824,587	190,175,982
Undistributed (accumulated) net investment income	3,231,727	2,033,035
Undistributed (accumulated) net realized gain on total investments	1,256,670	1,340,195
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	12,297,565	11,222,114

NET ASSETS	$259,610,549	$204,771,326

RETIREMENT CLASS:
Net assets	$255,875,251	$201,246,270
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,260,561	16,419,527
Net asset value per share	$12.04	$12.26

INSTITUTIONAL CLASS:
Net assets	$3,735,298	$3,525,056
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	345,057	324,114
Net asset value per share	$10.83	$10.88

30	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund	Lifecycle 2040 Fund

ASSETS
Investment in affiliated investment companies, at cost	$170,122,773	$135,072,649	$119,723,127	$94,580,917	$132,348,268
Net unrealized appreciation of portfolio investments	10,513,475	8,896,771	8,681,326	6,925,680	9,270,419

Total investment in affiliated investment companies, at value	180,636,248	143,969,420	128,404,453	101,506,597	141,618,687

Cash	452	1,291	2,280	2,033	1,408
Shares of beneficial interest sold	3,130,184	2,252,135	2,599,582	2,331,807	3,719,472
Due from investment advisor	14,844	14,954	14,604	14,594	15,575

Total assets	183,781,728	146,237,800	131,020,919	103,855,031	145,355,142

LIABILITIES
Due to bank	—	—	—	—	—
Service agreement fees payable	31,780	24,513	21,455	16,110	23,250
Due to affiliates	13,183	13,547	13,519	13,360	14,128
Investment securities purchased	1,113,000	436,000	483,000	380,000	908,000

Total liabilities	1,157,963	474,060	517,974	409,470	945,378

NET ASSETS	$182,623,765	$145,763,740	$130,502,945	$103,445,561	$144,409,764

NET ASSETS CONSIST OF:
Paid-in-capital	169,275,348	134,941,890	120,157,856	95,419,849	133,800,161
Undistributed (accumulated) net investment income	1,453,438	867,620	578,153	331,729	375,047
Undistributed (accumulated) net realized gain on total investments	1,381,504	1,057,459	1,085,610	768,303	964,137
Net unrealized appreciation (depreciation) on investments in affiliated investment companies	10,513,475	8,896,771	8,681,326	6,925,680	9,270,419

NET ASSETS	$182,623,765	$145,763,740	$130,502,945	$103,445,561	$144,409,764

RETIREMENT CLASS:
Net assets	$181,151,870	$143,559,431	$128,767,963	$102,013,923	$141,995,886
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,519,511	11,377,376	10,055,198	7,857,399	10,789,014
Net asset value per share	$12.48	$12.62	$12.81	$12.98	$13.16

INSTITUTIONAL CLASS:
Net assets	$1,471,895	$2,204,309	$1,734,982	$1,431,638	$2,413,878
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	135,121	201,700	158,258	130,141	218,624
Net asset value per share	$10.89	$10.93	$10.96	$11.00	$11.04

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	31

STATEMENTS OF OPERATIONS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR YEAR ENDED SEPTEMBER 30, 2007

	Lifecycle 2010 Fund	Lifecycle 2015 Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$4,889,705	$3,634,204

Total Income	4,889,705	3,634,204

EXPENSES
Investment management fees	153,196	121,498
Service agreement fees - Retirement Class	380,979	301,572
Distribution fees - Retirement Class	76,196	60,314
Custody fees	5,654	4,596
Audit fees	11,001	11,001
Legal fees	7,347	7,347
Compliance fees	5,978	5,978
Registration fees	12,975	21,863
Trustee fees and expenses	3,599	3,599
Fund administration expenses	41,056	41,056
Transfer agency fees and expenses - Retirement Class	1,255	1,255
Transfer agency fees and expenses - Institutional Class	1,074	1,074
Report printing and mailing expenses	33,339	12,925

Total expenses before expense reimbursement and fees waived	733,649	594,078
Less: Expenses reimbursed by the investment advisor	(109,518)	(98,231)
Fees waived by the investment advisor and TPIS	(229,392)	(181,812)

Net expenses	394,739	314,035

Net investment income	4,494,966	3,320,169

NET REALIZED AND UNREALIZED GAIN ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain from sale of investment in affiliated companies	204,019	95,499
Realized gain distributions from investment in affiliated investment companies	1,177,546	1,278,834

Net realized gain from investment in affiliated investment companies	1,381,565	1,374,333

Net change in unrealized appreciation from investment in affiliated investment companies	11,294,430	10,101,242

Net realized and unrealized gain from investment in affiliated investment companies	12,675,995	11,475,575

Net increase in net assets resulting from operations	$17,170,961	$14,795,744

32	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund	Lifecycle 2040 Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$2,871,414	$1,997,694	$1,636,743	$1,091,090	$1,314,397

Total Income	2,871,414	1,997,694	1,636,743	1,091,090	1,314,397

EXPENSES
Investment management fees	107,307	84,220	75,020	55,444	71,701
Service agreement fees - Retirement Class	267,077	208,623	186,235	137,447	177,569
Distribution fees - Retirement Class	53,415	41,725	37,247	27,490	35,514
Custody fees	4,307	4,591	4,592	4,311	4,468
Audit fees	11,001	11,001	11,001	11,001	11,001
Legal fees	7,347	7,347	7,347	7,347	7,347
Compliance fees	5,978	5,978	5,978	5,978	5,978
Registration fees	21,863	21,863	21,863	21,863	21,863
Trustee fees and expenses	3,599	3,599	3,599	3,599	3,599
Fund administration expenses	41,056	41,056	41,056	41,056	41,056
Transfer agency fees and expenses - Retirement Class	1,255	1,255	1,255	1,255	1,256
Transfer agency fees and expenses - Institutional Class	1,074	1,074	1,074	1,074	1,074
Report printing and mailing expenses	14,356	15,341	14,991	16,466	23,904

Total expenses before expense reimbursement and fees waived	539,635	447,673	411,258	334,331	406,330
Less: Expenses reimbursed by the investment advisor	(101,320)	(105,337)	(105,716)	(109,236)	(116,156)
Fees waived by the investment advisor and TPIS	(160,722)	(125,945)	(112,267)	(82,934)	(107,215)

Net expenses	277,593	216,391	193,275	142,161	182,959

Net investment income	2,593,821	1,781,303	1,443,468	948,929	1,131,438

NET REALIZED AND UNREALIZED GAIN ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized gain from sale of investment in affiliated companies	220,326	140,558	143,421	89,072	148,059
Realized gain distributions from investment in affiliated investment companies	1,166,867	935,996	943,747	680,620	834,569

Net realized gain from investment in affiliated investment companies	1,387,193	1,076,554	1,087,168	769,692	982,628

Net change in unrealized appreciation from investment in affiliated investment companies	9,473,936	8,095,543	7,848,563	6,308,823	8,682,818

Net realized and unrealized gain from investment in affiliated investment companies	10,861,129	9,172,097	8,935,731	7,078,515	9,665,446

Net increase in net assets resulting from operations	$13,454,950	$10,953,400	$10,379,199	$8,027,444	$10,796,884

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	33

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle 2010 Fund

		2007	2006

OPERATIONS
Net investment income		$4,494,966	$725,040
Net realized gain from investment in affiliated investment companies		1,381,565	192,820
Net change in unrealized appreciation from investment in affiliated investment companies		11,294,430	951,062

Net increase from operations		17,170,961	1,868,922

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,898,282)	(181,201)
	Institutional Class (a)	—	—
From realized gains:	Retirement Class	(259,090)	(17,514)
	Institutional Class (a)	—	—

Total distributions		(2,157,372)	(198,715)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class (a)	500,000	—
Subscriptions:	Retirement Class	186,601,137	58,196,601
	Institutional Class (a)	3,152,534	—
Reinvestment of distributions:	Retirement Class	2,153,427	198,715
	Institutional Class (a)	—	—
Redemptions:	Retirement Class	(7,469,477)	(4,136,626)
	Institutional Class (a)	(39,801)	—

Net increase from shareholder transactions		184,897,820	54,258,690

Net increase in net assets		199,911,409	55,928,897

NET ASSETS
Beginning of period		59,699,140	3,770,243

End of year		$259,610,549	$59,699,140
Undistributed net investment income included in net assets		$3,231,727	$633,453

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class (a)	50,000	—
Shares sold:	Retirement Class	16,295,217	5,441,743
	Institutional Class (a)	298,858	—
Shares reinvested:	Retirement Class	194,528	18,836
	Institutional Class (a)	—	—
Shares redeemed:	Retirement Class	(658,949)	(386,260)
	Institutional Class (a)	(3,801)	—

Net increase (decrease) from shareholder transactions		16,175,853	5,074,319

(a)	Institutional Class commenced operations on January 17, 2007.

34	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

		Lifecycle 2015 Fund		Lifecycle 2020 Fund

		2007	2006	2007	2006

OPERATIONS
Net investment income		$3,320,169	$625,133	$2,593,821	$423,567
Net realized gain from investment in affiliated investment companies		1,374,333	175,524	1,387,193	116,039
Net change in unrealized appreciation from investment in affiliated investment companies		10,101,242	1,061,710	9,473,936	965,112

Net increase from operations		14,795,744	1,862,367	13,454,950	1,504,718

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,817,961)	(211,423)	(1,510,208)	(118,160)
	Institutional Class (a)	—	—	—	—
From realized gains:	Retirement Class	(137,612)	(44,989)	(76,188)	(13,475)
	Institutional Class (a)	—	—	—	—

Total distributions		(1,955,573)	(256,412)	(1,586,396)	(131,635)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class (a)	500,000	—	500,000	—
Subscriptions:	Retirement Class	137,550,816	47,200,970	127,997,409	41,280,700
	Institutional Class (a)	3,201,121	—	949,220	—
Reinvestment of distributions:	Retirement Class	1,946,888	251,459	1,579,715	124,198
	Institutional Class (a)	—	—	—	—
Redemptions:	Retirement Class	(4,616,812)	(1,026,942)	(5,417,825)	(458,903)
	Institutional Class (a)	(310,426)	—	(46,804)	—

Net increase from shareholder transactions		138,271,587	46,425,487	125,561,715	40,945,995

Net increase in net assets		151,111,758	48,031,442	137,430,269	42,319,078

NET ASSETS
Beginning of period		53,659,568	5,628,126	45,193,496	2,874,418

End of year		$204,771,326	$53,659,568	$182,623,765	$45,193,496
Undistributed net investment income included in net assets		$2,033,035	$529,758	$1,453,438	$368,268

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class (a)	50,000	—	50,000	—
Shares sold:	Retirement Class	11,797,001	4,393,278	10,795,031	3,806,192
	Institutional Class (a)	303,407	—	89,529	—
Shares reinvested:	Retirement Class	173,829	23,723	138,937	11,629
	Institutional Class (a)	—	—	—	—
Shares redeemed:	Retirement Class	(400,943)	(95,196)	(458,370)	(42,303)
	Institutional Class (a)	(29,293)	—	(4,408)	—

Net increase (decrease) from shareholder transactions		11,894,001	4,321,805	10,610,719	3,775,518

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	35

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle 2025 Fund

		2007	2006

OPERATIONS
Net investment income		$1,781,303	$337,137
Net realized gain from investment in affiliated investment companies		1,076,554	132,508
Net change in unrealized appreciation from investment in affiliated investment companies		8,095,543	687,732

Net increase from operations		10,953,400	1,157,377

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,186,405)	(146,877)
	Institutional Class (a)	—	—
From realized gains:	Retirement Class	(97,196)	(16,232)
	Institutional Class (a)	—	—

Total distributions		(1,283,601)	(163,109)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class (a)	500,000	—
Subscriptions:	Retirement Class	102,098,028	29,608,897
	Institutional Class (a)	1,618,568	—
Reinvestment of distributions:	Retirement Class	1,282,188	162,734
	Institutional Class (a)	—	—
Exchanges among the funds:	Retirement Class	—	—
	Institutional Class (a)	—	—
Redemptions:	Retirement Class	(3,546,862)	(697,065)
	Institutional Class (a)	(21,481)	—

Net increase from shareholder transactions		101,930,441	29,074,566

Net increase in net assets		111,600,240	30,068,834

NET ASSETS
Beginning of period		34,163,500	4,094,666

End of year		$145,763,740	$34,163,500
Undistributed net investment income included in net assets		$867,620	$272,470

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class (a)	50,000	—
Shares sold:	Retirement Class	8,523,873	2,707,575
	Institutional Class (a)	153,748	—
Shares reinvested:	Retirement Class	111,982	15,152
	Institutional Class (a)	—	—
Shares exchanged among the Funds, net:
	Retirement Class	—	—
	Institutional Class (a)	—	—
Shares redeemed:	Retirement Class	(296,902)	(65,074)
	Institutional Class (a)	(2,049)	—

Net increase (decrease) from shareholder transactions		8,540,652	2,657,653

(a)	Institutional Class commenced operations on January 17, 2007.

36	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

continued

		Lifecycle 2030 Fund		Lifecycle 2035 Fund

		2007	2006	2007	2006

OPERATIONS
Net investment income		$1,443,468	$228,960	$948,929	$147,872
Net realized gain from investment in affiliated investment companies		1,087,168	105,314	769,692	98,660
Net change in unrealized appreciation from investment in affiliated investment companies		7,848,563	725,835	6,308,823	502,107

Net increase from operations		10,379,199	1,060,109	8,027,444	748,639

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,050,975)	(101,372)	(727,014)	(89,835)
	Institutional Class (a)	—	—	—	—
From realized gains:	Retirement Class	(65,183)	(11,540)	(60,651)	(12,338)
	Institutional Class (a)	—	—	—	—

Total distributions		(1,116,158)	(112,912)	(787,665)	(102,173)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class (a)	500,000	—	500,000	—
Subscriptions:	Retirement Class	91,079,675	25,969,895	75,528,069	16,145,074
	Institutional Class (a)	1,207,638	—	877,238	—
Reinvestment of distributions:	Retirement Class	1,111,152	108,961	779,969	102,171
	Institutional Class (a)	—	—	—	—
Exchanges among the funds:	Retirement Class	(116,547)	—	—	—
	Institutional Class (a)	—	—	—	—
Redemptions:	Retirement Class	(2,294,551)	(235,861)	(886,266)	(181,340)
	Institutional Class (a)	(54,696)	—	(18,813)	—

Net increase from shareholder transactions		91,432,671	25,842,995	76,780,197	16,065,905

Net increase in net assets		100,695,712	26,790,192	84,019,976	16,712,371

NET ASSETS
Beginning of period		29,807,233	3,017,041	19,425,585	2,713,214

End of year		$130,502,945	$29,807,233	$103,445,561	$19,425,585
Undistributed net investment income included in net assets		$578,153	$184,005	$331,729	$108,690

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class (a)	50,000	—	50,000	—
Shares sold:	Retirement Class	7,517,887	2,368,384	6,153,683	1,463,181
	Institutional Class (a)	113,393	—	81,936	—
Shares reinvested:	Retirement Class	96,037	10,126	66,835	9,452
	Institutional Class (a)	—	—	—	—
Shares exchanged among the Funds, net:
	Retirement Class	(9,680)	—	—	—
	Institutional Class (a)	—	—	—	—
Shares redeemed:	Retirement Class	(187,060)	(21,492)	(70,807)	(16,551)
	Institutional Class (a)	(5,135)	—	(1,795)	—

Net increase (decrease) from shareholder transactions		7,575,442	2,357,018	6,279,852	1,456,082

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	37

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED SEPTEMBER 30

		Lifecycle 2040 Fund

		2007	2006

OPERATIONS
Net investment income		$1,131,438	$116,042
Net realized gain from investment in affiliated investment companies		982,628	123,090
Net change in unrealized appreciation from investment in affiliated investment companies		8,682,818	492,123

Net increase from operations		10,796,884	731,255

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(844,126)	(68,295)
	Institutional Class (a)	—	—
From realized gains:	Retirement Class	(108,347)	(11,335)
	Institutional Class (a)	—	—

Total distributions		(952,473)	(79,630)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class (a)	500,000	—
Subscriptions:	Retirement Class	113,769,642	19,940,127
	Institutional Class (a)	1,965,989	—
Reinvestment of distributions:	Retirement Class	947,700	79,632
	Institutional Class (a)	—	—
Redemptions:	Retirement Class	(3,542,802)	(1,644,594)
	Institutional Class (a)	(168,437)	—

Net increase from shareholder transactions		113,472,092	18,375,165

Net increase in net assets		123,316,503	19,026,790

NET ASSETS
Beginning of period		21,093,261	2,066,471

End of year		$144,409,764	$21,093,261
Undistributed net investment income included in net assets		$375,047	$86,438

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class (a)	50,000	—
Shares sold:	Retirement Class	9,145,824	1,795,560
	Institutional Class (a)	184,342	—
Shares reinvested:	Retirement Class	80,518	7,333
	Institutional Class (a)	—	—
Shares redeemed:	Retirement Class	(279,618)	(151,806)
	Institutional Class (a)	(15,718)	—

Net increase (decrease) from shareholder transactions		9,165,348	1,651,087

(a)	Institutional Class commenced operations on January 17, 2007.

38	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

LIFECYCLE 2010 FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Years Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Year

Retirement Class	9/30/2007		$10.99	$0.34		$0.98	$1.32	$(0.24)	$(0.03)		$(0.27)	$12.04
	9/30/2006		10.61	0.36		0.29	0.65	(0.25)	(0.02)		(0.27)	10.99
	9/30/2005	*	9.92	0.26		0.70	0.96	(0.27)	—	(d)	(0.27)	10.61
	9/30/2005	†	10.00	0.26		0.62	0.88	(0.27)	—	(d)	(0.27)	10.61

Institutional Class	9/30/2007	‡	10.00	0.22		0.61	0.83	—	—		—	10.83

					Ratios and Supplemental Data

						Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets
					Net Assets, End of Year (000’s)
	For the Years Ended											Portfolio Turnover Rate
			Total Return
						Total(e)(g)		Net(e)(h)

Retirement Class	9/30/2007		12.21%		$255,875	0.48%		0.26%		2.93%		12%
	9/30/2006		6.32		59,699	0.69		0.33		3.32		13
	9/30/2005	*	9.76	(b)	3,770	0.46	(c)	0.46	(c)	2.57	(c)	11	(c)
	9/30/2005	†	8.88	(b)	3,770	0.46	(c)	0.46	(c)	2.53	(c)	11	(c)

Institutional Class	9/30/2007	‡	8.30	(b)	3,735	0.31	(c)	0.00	(c)	3.04	(c)	12

*	The Retirement Class effective date of SEC registration was October 15, 2004.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Lifecycle Funds ¡ 2007 Annual Report	39

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Years Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Year

Retirement Class	9/30/2007		$11.06	$0.32		$1.16	$1.48	$(0.26)	$(0.02)		$(0.28)	$12.26
	9/30/2006		10.66	0.31		0.40	0.71	(0.26)	(0.05)		(0.31)	11.06
	9/30/2005	*	9.90	0.26		0.79	1.05	(0.29)	—	(d)	(0.29)	10.66
	9/30/2005	†	10.00	0.26		0.69	0.95	(0.29)	—	(d)	(0.29)	10.66

Institutional Class	9/30/2007	‡	10.00	0.18		0.70	0.88	—	—		—	10.88

					Ratios and Supplemental Data

						Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets
					Net Assets, End of Year (000’s)
	For the Years Ended											Portfolio Turnover Rate
			Total Return
						Total(e)(g)		Net(e)(h)

Retirement Class	9/30/2007		13.60%		$201,246	0.49%		0.26%		2.74%		15%
	9/30/2006		6.80		53,660	0.61		0.33		2.91		6
	9/30/2005	*	10.64	(b)	5,628	0.46	(c)	0.46	(c)	2.57	(c)	3	(c)
	9/30/2005	†	9.54	(b)	5,628	0.46	(c)	0.46	(c)	2.54	(c)	3	(c)

Institutional Class	9/30/2007	‡	8.80	(b)	3,525	0.32	(c)	0.00	(c)	2.37	(c)	15

*	The Retirement Class effective date of SEC registration was October 15, 2004.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

40	2007 Annual Report ¡ TIAA-CREF Lifecycle Funds	See notes to financial statements

LIFECYCLE 2020 FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Years Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Year

Retirement Class	9/30/2007		$11.18	$0.29		$1.28	$1.57	$(0.26)	$(0.01)		$(0.27)	$12.48
	9/30/2006		10.71	0.29		0.48	0.77	(0.27)	(0.03)		(0.30)	11.18
	9/30/2005	*	9.89	0.21		0.91	1.12	(0.30)	—	(d)	(0.30)	10.71
	9/30/2005	†	10.00	0.21		0.80	1.01	(0.30)	—	(d)	(0.30)	10.71

Institutional Class	9/30/2007	‡	10.00	0.13		0.76	0.89	—	—		—	10.89

					Ratios and Supplemental Data

						Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets
					Net Assets, End of Year (000’s)
	For the Years Ended											Portfolio Turnover Rate
			Total Return
						Total(e)(g)		Net(e)(h)

Retirement Class	9/30/2007		14.23%		$181,152	0.50%		0.26%		2.42%		20%
	9/30/2006		7.30		45,193	0.70		0.32		2.66		1
	9/30/2005	*	11.46	(b)	2,874	0.46	(c)	0.46	(c)	2.11	(c)	12	(c)
	9/30/2005	†	10.24	(b)	2,874	0.46	(c)	0.46	(c)	2.07	(c)	12	(c)

Institutional Class	9/30/2007	‡	8.90	(b)	1,472	0.43	(c)	0.00	(c)	1.83	(c)	20

*	The Retirement Class effective date of SEC registration was October 15, 2004.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Lifecycle Funds ¡ 2007 Annual Report	41

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Years Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Year

Retirement Class	9/30/2007		$11.24	$0.26		$1.42	$1.68	$(0.28)	$(0.02)		$(0.30)	$12.62
	9/30/2006		10.75	0.25		0.55	0.80	(0.28)	(0.03)		(0.31)	11.24
	9/30/2005	*	9.87	0.19		1.01	1.20	(0.32)	—	(d)	(0.32)	10.75
	9/30/2005	†	10.00	0.19		0.88	1.07	(0.32)	—	(d)	(0.32)	10.75

Institutional Class	9/30/2007	‡	10.00	0.11		0.82	0.93	—	—		—	10.93

					Ratios and Supplemental Data

						Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets
					Net Assets, End of Year (000’s)
	For the Years Ended											Portfolio Turnover Rate
			Total Return
						Total(e)(g)		Net(e)(h)

Retirement Class	9/30/2007		15.18%		$143,559	0.53%		0.26%		2.12%		25%
	9/30/2006		7.59		34,164	0.73		0.33		2.25		3
	9/30/2005	*	12.24	(b)	4,095	0.46	(c)	0.46	(c)	1.86	(c)	2	(c)
	9/30/2005	†	10.78	(b)	4,095	0.46	(c)	0.46	(c)	1.83	(c)	2	(c)

Institutional Class	9/30/2007	‡	9.30	(b)	2,204	0.38	(c)	0.00	(c)	1.45	(c)	25

*	The Retirement Class effective date of SEC registration was October 15, 2004.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

42	2007 Annual Report ¡ TIAA-CREF Lifecycle Funds	See notes to financial statements

LIFECYCLE 2030 FUND

			Selected Per Share Data

				Investment Operations			Distributions

	For the Years Ended		Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Year

Retirement Class	9/30/2007		$11.30	$0.24	$1.55	$1.79	$(0.26)	$(0.02)		$(0.28)	$12.81
	9/30/2006		10.74	0.23	0.63	0.86	(0.27)	(0.03)		(0.30)	11.30
	9/30/2005	*	9.85	0.17	1.05	1.22	(0.33)	—	(d)	(0.33)	10.74
	9/30/2005	†	10.00	0.17	0.90	1.07	(0.33)	—	(d)	(0.33)	10.74

Institutional Class	9/30/2007	‡	10.00	0.02	0.94	0.96	—	—		—	10.96

					Ratios and Supplemental Data

	For the Years Ended		Total Return		Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

						Total	(e)(g)	Net	(e)(h)

Retirement Class	9/30/2007		16.07%		$128,768	0.55%		0.26%		1.94%		29%
	9/30/2006		8.20		29,807	0.85		0.33		2.06		0	(f)
	9/30/2005	*	12.55	(b)	3,017	0.46	(c)	0.46	(c)	1.72	(c)	5	(c)
	9/30/2005	†	10.86	(b)	3,017	0.46	(c)	0.46	(c)	1.68	(c)	5	(c)

Institutional Class	9/30/2007	‡	9.60	(b)	1,735	0.46	(c)	0.00	(c)	0.33	(c)	29

*	The Retirement Class effective date of SEC registration was October 15, 2004.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(f)	Percentage is less than 1%.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	43

FINANCIAL HIGHLIGHTS	concluded

LIFECYCLE 2035 FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Years Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Year

Retirement Class	9/30/2007		$11.38	$0.21		$1.68	$1.89	$(0.27)	$(0.02)		$(0.29)	$12.98
	9/30/2006		10.78	0.19		0.73	0.92	(0.28)	(0.04)		(0.32)	11.38
	9/30/2005	*	9.83	0.16		1.14	1.30	(0.35)	—	(d)	(0.35)	10.78
	9/30/2005	†	10.00	0.16		0.97	1.13	(0.35)	—	(d)	(0.35)	10.78

Institutional Class	9/30/2007	‡	10.00	0.07		0.93	1.00	—	—		—	11.00

					Ratios and Supplemental Data

	For the Years Ended		Total Return		Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

						Total	(e)(g)	Net	(e)(h)

Retirement Class	9/30/2007		16.91%		$102,014	0.60%		0.26%		1.72%		24%
	9/30/2006		8.62		19,426	1.03		0.33		1.76		1
	9/30/2005	*	13.36	(b)	2,713	0.46	(c)	0.46	(c)	1.57	(c)	5	(c)
	9/30/2005	†	11.43	(b)	2,713	0.46	(c)	0.46	(c)	1.53	(c)	5	(c)

Institutional Class	9/30/2007	‡	10.00	(b)	1,432	0.55	(c)	0.00	(c)	0.90	(c)	24

*	The Retirement Class effective date of SEC registration was October 15, 2004.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

44	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

LIFECYCLE 2040 FUND

			Selected Per Share Data

				Investment Operations				Distributions

	For the Years Ended		Net Asset Value, Beginning of Period	Net Investment Income	(a)	Net Realized and Unrealized Gain (Loss) on Investments	Gain (Loss) from Investment Operations	From Net Investment Income	From Net Realized Gains		Total Distributions	Net Asset Value, End of Year

Retirement Class	9/30/2007		$11.45	$0.20		$1.82	$2.02	$(0.28)	$(0.03)		$(0.31)	$13.16
	9/30/2006		10.81	0.17		0.79	0.96	(0.27)	(0.05)		(0.32)	11.45
	9/30/2005	*	9.82	0.15		1.21	1.36	(0.37)	—	(d)	(0.37)	10.81
	9/30/2005	†	10.00	0.15		1.03	1.18	(0.37)	—	(d)	(0.37)	10.81

Institutional Class	9/30/2007	‡	10.00	0.06		0.98	1.04	—	—		—	11.04

					Ratios and Supplemental Data

	For the Years Ended		Total Return		Net Assets, End of Year (000’s)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

						Total	(e)(g)	Net	(e)(h)

Retirement Class	9/30/2007		17.93%		$141,996	0.57%		0.26%		1.59%		18%
	9/30/2006		9.04		21,093	1.19		0.33		1.50		17
	9/30/2005	*	13.93	(b)	2,066	0.46	(c)	0.46	(c)	1.45	(c)	10	(c)
	9/30/2005	†	11.88	(b)	2,066	0.46	(c)	0.46	(c)	1.41	(c)	10	(c)

Institutional Class	9/30/2007	‡	10.40	(b)	2,414	0.44	(c)	0.00	(c)	0.78	(c)	18

*	The Retirement Class effective date of SEC registration was October 15, 2004.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	Total return for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and TPIS.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and TPIS, if any.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	45

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE FUNDS

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), comprise seven of the thirty-six funds offered by TIAA-CREF Institutional Mutual Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The seven Lifecycle Funds are 2010, 2015, 2020, 2025, 2030, 2035 and 2040. Each Fund offers two classes of shares: Retirement Class and Institutional Class, which commenced operations on October 4, 2004 and January 17, 2007, respectively. The Retirement and Institutional share classes commenced operations with a seed money investment of $1,000,000 and $500,000, respectively, by Teachers Insurance and Annuity Association of America (“TIAA”). For the year ended September 30, 2007, TIAA had investments in the Retirement and Institutional share classes of the Funds as follows:

	Retirement Class		Institutional Class

Fund	TIAA Investments	Percentage of Net Assets	TIAA Investments	Percentage of Net Assets

Lifecycle 2010	$1,298,920	0.51%	$541,500	14.50%
Lifecycle 2015	1,329,033	0.66	544,000	15.43
Lifecycle 2020	1,351,229	0.75	544,500	36.99
Lifecycle 2025	1,372,820	0.96	546,500	24.79
Lifecycle 2030	1,392,224	1.08	548,000	31.59
Lifecycle 2035	1,415,081	1.39	550,000	38.42
Lifecycle 2040	1,438,649	1.01	552,000	22.87

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Institutional Mutual Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: The market value of the Underlying Funds is based on their net asset values as of the close of the New York Stock Exchange on the valuation date.

Accounting for investments: Securities transactions are accounted for as of trade date. Interest income is recorded as earned. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while

46	2007 Annual Report ¡ TIAA-CREF Lifecycle Funds

continued

capital gain distributions are recorded as gain distributions from sale of investments from affiliated investment companies on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees, and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Distributions to shareholders: Distributions from net investment income and from realized gains, if any, are declared and paid annually for each of the Funds.

Income taxes: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended September 30, 2007, permanent book and tax differences resulting primarily from excise taxes paid were identified and reclassified among the components of the Funds’ net assets (See Note 5). Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Institutional Mutual Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Institutional Mutual Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreement

Under the terms of the Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Fund through at least April 30, 2008. Under the terms of the Funds’ Service Agreement, the

TIAA-CREF Lifecycle Funds ¡ 2007 Annual Report	47

NOTES TO FINANCIAL STATEMENTS

Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the offering of Retirement Class shares on retirement plan or other platforms. Under the terms of a Distribution (12b-1) Plan, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund. TPIS has contractually agreed to waive reimbursement under the Distribution Plan through April 30, 2008.

For the Retirement Class, Advisors voluntarily reimbursed each Fund for all expenses which exceeded 0.31% of average daily net assets of each Fund for the period from October 1, 2006 through January 31, 2007. Effective February 1, 2007 through April 30, 2008, Advisors is voluntarily reimbursing each Fund for all expenses exceeding the 0.25% Service Agreement fee.

For the Institutional Class, Advisors is voluntarily reimbursing each Fund for all expenses from Jan. 17, 2007 (inception of the class) through April 30, 2008. The Institutional Class does not have a Service Agreement for which it is charged a fee.

Each Fund is still responsible for its proportionate amount of the Underlying Funds’ fees and expenses.

Total investment management fees, service agreement fees, distribution plan expenses and other expenses incurred for the Retirement and Institutional Classes of each Fund for the year ended September 30, 2007 are reflected in the Statements of Operations.

Note 3—investments

At September 30, 2007, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Lifecycle 2010	$245,328,334	$12,552,045	$(447,894)	$12,104,151
Lifecycle 2015	191,988,574	11,548,600	(408,285)	11,140,315
Lifecycle 2020	170,224,733	10,797,686	(386,171)	10,411,515
Lifecycle 2025	135,117,553	9,209,254	(357,387)	8,851,867
Lifecycle 2030	119,740,254	8,952,245	(288,046)	8,664,199
Lifecycle 2035	94,588,666	7,147,363	(229,432)	6,917,931
Lifecycle 2040	132,367,208	9,565,068	(313,589)	9,251,479

48	2007 Annual Report ¡ TIAA-CREF Lifecycle Funds

continued

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds—Institutional Class as of September 30, 2007:

Fund	Bond Fund	Growth Equity Fund	High- Yield Fund II	Inflation- Linked Bond Fund	Inter- national Equity Fund	Large- Cap Value Fund	Real Estate Securities Fund	Short- Term Bond Fund II	Small- Cap Equity Fund

Number of shares
In Affillated Investment Companies:
Lifecycle 2010	6,472,499	5,495,300	881,331	2,757,080	2,408,971	2,823,549	—	1,460,650	568,530
Lifecycle 2015	4,717,102	4,920,175	711,501	1,481,542	2,164,136	2,568,329	—	623,917	521,009
Lifecycle 2020	4,019,837	4,904,642	726,493	426,971	2,165,983	2,552,774	—	143,036	531,678
Lifecycle 2025	2,525,490	4,371,444	574,387	2,913	1,918,178	2,257,307	—	—	460,879
Lifecycle 2030	1,230,345	4,282,048	515,424	3	1,877,978	2,226,339	—	—	451,048
Lifecycle 2035	648,633	3,503,624	399,686	790	1,530,687	1,832,712	—	—	376,452
Lifecycle 2040	854,604	4,899,197	569,578	3,069	2,146,762	2,561,252	—	—	526,662
% of total shares
outstanding in the
Affiliated Investment Companies:
Lifecycle 2010	3.98%	14.90%	3.83%	6.36%	4.47%	9.87%	—%	9.00%	4.85%
Lifecycle 2015	2.90	13.34	3.09	3.42	4.02	8.97	—	3.84	4.44
Lifecycle 2020	2.47	13.30	3.16	0.98	4.02	8.92	—	0.88	4.53
Lifecycle 2025	1.55	11.85	2.50	0.01	3.56	7.89	—	—	3.93
Lifecycle 2030	0.76	11.61	2.24	—	3.49	7.78	—	—	3.84
Lifecycle 2035	0.40	9.50	1.74	—	2.84	6.40	—	—	3.21
Lifecycle 2040	0.53	13.28	2.48	0.01	3.98	8.95	—	—	4.49

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the year ended September 30, 2007, were as follows:

Fund	Purchases	Sales

Lifecycle 2010	$205,609,887	$18,342,153
Lifecycle 2015	158,128,804	18,282,917
Lifecycle 2020	147,815,878	21,278,170
Lifecycle 2025	123,001,626	20,778,125
Lifecycle 2030	113,163,777	21,758,732
Lifecycle 2035	89,772,697	13,482,537
Lifecycle 2040	125,417,859	12,991,666

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Trustees’ fees incurred for the year ended September 30, 2007 are reflected in the Statements of Operations.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	49

NOTES TO FINANCIAL STATEMENTS

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the years ended September 30, 2007 and 2006 were as follows:

Fund	Ordinary Income	2007 Long-Term Capital Gains	Total	Ordinary Income	2006 Long-Term Capital Gains	Total

Lifecycle 2010	$1,900,921	$256,451	$2,157,372	$185,573	$13,142	$198,715
Lifecycle 2015	1,817,961	137,612	1,955,573	213,103	43,309	256,412
Lifecycle 2020	1,510,208	76,188	1,586,396	120,302	11,333	131,635
Lifecycle 2025	1,186,405	97,196	1,283,601	147,701	15,408	163,109
Lifecycle 2030	1,050,970	65,188	1,116,158	102,345	10,567	112,912
Lifecycle 2035	727,014	60,651	787,665	91,093	11,080	102,173
Lifecycle 2040	844,126	108,347	952,473	68,366	11,264	79,630

As of September 30, 2007, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income (Overdistribution)	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total

Lifecycle 2010	$3,386,240	$1,295,570	$12,104,152	$—	$—	$16,785,962
Lifecycle 2015	2,204,140	1,250,889	11,140,315	—	—	14,595,344
Lifecycle 2020	1,667,950	1,268,952	10,411,515	—	—	13,348,417
Lifecycle 2025	989,016	980,967	8,851,867	—	—	10,821,850
Lifecycle 2030	666,459	1,014,431	8,664,199	—	—	10,345,089
Lifecycle 2035	386,587	721,194	6,917,931	—	—	8,025,712
Lifecycle 2040	485,146	872,978	9,251,479	—	—	10,609,603

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Note 6—line of credit

Each of the Funds participates in a 365-day $1.5 billion committed revolving credit facility dated August 6, 2007 that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended September 30, 2007 there were no borrowings under this credit facility by the Funds.

50	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

Note 7—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management continues to evaluate the application of the interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s Financial Statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow U.S. GAAP, including mutual funds, and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the financial statements.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	51

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
Lifecycle Funds of the TIAA-CREF Institutional Mutual Funds:

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund and Lifecycle 2040 Fund (constituting the Lifecycle Funds of the TIAA-CREF Institutional Mutual Funds, hereafter referred to as the “Funds”) at September 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and application of alternative auditing procedures where underlying funds purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
November 29, 2007

52	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

2007 SPECIAL MEETING (UNAUDITED)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Trustees

The results below were certified by Broadridge Financial Solutions, Inc., independent tabulator for the TIAA-CREF Institutional Mutual Funds, including TIAA-CREF Lifecycle Funds.

On September 17, 2007, at a special meeting of shareholders, the following persons were elected to serve on the Board:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Forrest Berkley	$1,963,799,937.92	96.396%	$31,917,378.99	1.567%	$41,499,821.21	2.037%

Nancy A. Eckl	1,959,601,162.02	96.190	35,890,123.64	1.762	41,725,852.46	2.048

Eugene Flood, Jr.	1,957,785,865.21	96.101	30,677,916.26	1.506	48,753,356.65	2.393

Howell E. Jackson	1,955,936,325.70	96.010	38,396,705.96	1.885	42,884,106.46	2.105

Nancy L. Jacob	1,966,062,469.51	96.507	30,110,889.68	1.478	41,043,778.93	2.015

Bridget A. Macaskill	1,960,116,925.74	96.215	35,442,649.47	1.740	41,657,562.91	2.045

James M. Poterba	1,961,865,407.27	96.301	26,495,186.37	1.301	48,856,544.48	2.398

Maceo K. Sloan	1,949,996,435.35	95.719	45,207,403.54	2.219	42,013,299.23	2.062

Laura T. Starks	1,971,144,519.16	96.757	24,896,642.67	1.222	41,175,976.29	2.021

Nancy A. Eckl was elected to office. Forrest Berkley, Eugene Flood, Jr., Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks were re-elected to office.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	53

MANAGEMENT (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	Indefinite term. Trustee since 2006.	Retired. Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	55	Director and member of the Investment Committee, the Maine Coast Heritage Trust and the Boston Athaneum, and Director, Appalachain Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	Indefinite term. Trustee since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	55

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	Indefinite term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	55	None

54	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	55	None

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	55	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Board, Trustee	Indefinite term. Trustee since 1999.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	55	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	55	Director, Prudential plc, Scottish & Newcastle plc (brewer), Federal National Mortgage Association (Fannie Mae), International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	Head (since 2006) and Associate Head (1994-2000 and 2001-2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (1990-present).	55	The Jeffrey Company and Jeflion Company (unregistered investment companies)

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	55

MANAGEMENT (UNAUDITED)	continued

TIAA-CREF LIFECYCLE FUNDS

Disinterested trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	55	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				55	None

56	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President July since 2007.

Executive Vice President, Individual Client Services of TIAA (since July 2007) and of TIAA-CREF Institutional Mutual Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since September 2007). President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2003).

Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/28/49	Vice President	One-year term. Vice President since 2004.

Vice President and Treasurer of TIAA, CREF and TIAA Separate Account VA-1 (since 2004), Vice President (since 2004) and Treasurer (2004-2/2007) of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds. Vice President and Treasurer of Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”), TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and TCT Holdings, Inc.

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since February 2007.

Principal Executive Officer and President of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since 2/2007); Executive Vice President (since 1999) of TIAA, CREF and TIAA Separate Account VA-1, and Head of Asset Management (since 2006). Executive Vice President of the TIAA-CREF Fund Complex (2006-2/2007). Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Fund Complex (2003-2005) and Executive Vice President of CREF Investments (since 1997).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since February 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of TIAA-CREF Life Funds, and TIAA-CREF Institutional Mutual Funds (since 2/2007). Formerly Funds Treasurer (2006-2/2007) of TIAA-CREF Fund Complex; Chief Financial Officer, Van Kampen Funds (2005-2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995-2005).

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	57

MANAGEMENT (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS

Executive officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Public Affairs, of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice and Chief Communications Officer for Insurance Information Institute (1993-2001).

George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/17/53	Executive Vice President and General Counsel	One-year term. Executive Vice President and General Counsel since 2003.

Executive Vice President and General Counsel of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated (1997-2003).

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Risk Management, of TIAA and the TIAA-CREF Fund Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management (1997-1999).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year term. Executive Vice President since 2003.

Executive Vice President, Human Resources of TIAA and the TIAA-CREF Fund Complex (since 2003), and head of Corporate Services (since 2007). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999)

58	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

Eric C. Oppenheim TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 7/31/48	Vice President and Acting Chief Compliance Officer	One year-term. Vice President and Acting Chief Compliance Officer since 2005.

Vice President and Acting Chief Compliance Officer of the TIAA-CREF Fund Complex (since 2005). Vice President of Investment Management and Advisors (since 2006). Formerly, Acting Chief Compliance Officer of Tuition Financing and Chief Compliance Officer, Advisors and Services (2005-2006), Vice President and Compliance Officer of TIAA (2004-2005); First Vice President and Manager of Compliance and Centralized Trust Functions, Private Banking Division Comerica Incorporated (2001-2004); and Manager of Compliance and Regulatory Affairs, Investment Bank Division, Comerica Incorporated (1993-2001).

Marjorie Pierre-Merritt TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/26/66	Vice President and Acting Corporate Secretary	One year term. Vice President and Acting Corporate Secretary since September 2007.

Vice President and Acting Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since September 2007); Assistant Corporate Secretary of TIAA (2006-2007); Assistant Corporate Secretary of The Dun & Bradstreet Corporation (2003-2006); and Counsel, The New York Times Company (2001-2003).

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2001.

Executive Vice President, Strategy Integration and Policy of TIAA and the TIAA-CREF Fund Complex (since 2006). Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Fund Complex (2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, Institutional Client Services (since 2006). Director of Tuition Financing and Manager of Services. Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, www.tiaa-cref.org or by telephone at 877 518-9161.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	59

APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT FOR THE LIFECYCLE FUNDS OF THE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

The Board of Trustees of TIAA-CREF Institutional Mutual Funds (the “Board” or the “Trustees”) is responsible for overseeing the Lifecycle Funds’ (the “Funds”) corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Board is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between the Funds and Teachers Advisors, Inc. (“Advisors”). Under the Agreement, Advisors is responsible for providing to (or obtaining for) each Fund all of the services necessary for its ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

Section 15(c) of the 1940 Act provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Fund, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 3, 2007, at which it considered the annual renewal of the Agreement. Prior to that meeting, the Board had implemented an enhanced process by which it determined to review and consider the renewal of the Agreement. As part of that process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee was asked to work with management and legal counsel to the Trustees to develop more refined guidelines relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 3, 2007, the Operations Committee helped to develop such guidelines in consultation with management representatives and input from other Trustees and legal counsel to the Trustees, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee helped to develop guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

60	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios and short-term and long-term investment performance. Lipper also compared much of this data for each Fund against a suitable universe of comparable investment companies and, in the case of the investment performance data, against a more selective peer group of mutual funds and against one or more appropriate broad-based benchmark indices. For those Funds with more than one class of shares, Lipper provided applicable data with respect to each class of shares. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also developed a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by Advisors.

In advance of the Board meeting held on April 3, 2007, independent legal counsel for the Trustees requested, and Advisors provided, extensive information that was designed to assist the Board in its consideration of whether to renew each Fund’s Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts manager by Advisors; (4) any “fall-out” benefits that accrued to Advisors due to its relationship with the Funds aside from Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interests confronted by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	61

APPROVAL OF INVESTMENT MANAGEMENT
 AGREEMENT (UNAUDITED)

with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ SEC Form ADV registration statement; and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided by Advisors to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits (if any) realized by Advisors and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the fee schedules set forth in the Agreements reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Advisors with other clients; and (7) any other benefits derived or anticipated to be derived by Advisors from its relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of each Fund’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from Kirkpatrick & Lockhart Preston Gates Ellis LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for all Funds at the same meeting on April 3, 2007, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each individual Trustee may have had a different basis for his or her ultimate decision to vote to renew each Fund’s Agreement.

At its meeting on April 3, 2007, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. The investment

62	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

professionals at Advisors also have managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Agreement, Advisors is responsible for: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Funds to the Boards on a regular basis. The Board considered that Advisors has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of Advisors’ services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and peer groups of mutual funds, and that, in the case of underperforming Funds, Advisors represented that it had taken or was planning to implement affirmative steps to enhance the investment performance.

In addition, the Board considered the nature and quality of management services provided by Advisors and its affiliates. In this connection, the Board considered that it intends to work with management during the next year in an effort to develop enhanced metrics for measuring the ongoing performance of certain affiliated and unaffiliated service providers. The Board also considered that, through these metrics and other actions, it intends to monitor progress with respect to ongoing improvements in services provided by those firms or through outsourcing to other firms, including, as appropriate, further enhancements to administrative and compliance services.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each class of shares of each Fund, over one- and two-year periods and since inception of the Fund’s operations. The Board also considered each Fund’s performance as compared to its peer groups and benchmark indices. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that in those cases in which Funds had underperformed their benchmarks or peer groups of mutual funds, Advisors had taken reasonable remedial actions or represented that it was in the process of taking such actions. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. In addition, the Board considered that it intends to work with management during the coming year to review further the best execution and portfolio turnover practices of Advisors with respect to certain Funds to assess whether those practices continue to be in the best interests of shareholders.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	63

APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)

COST AND PROFITABILITY

The Board considered financial and profitability data relating to Advisors for the calendar year 2006. In this connection, the Board considered profit calculations both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Funds. The Board considered that Advisors consistently incurred overall losses based on its services to the Funds under the Agreements, but that relatively new fee rates adopted by most of the underlying funds had reduced such overall losses. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources continue to be devoted to these functions. The Board also considered that it would continue to review the profitability levels of Advisors annually during its yearly review of the Funds’ management arrangements to ensure that Advisors’ fees remained fair and reasonable and that its profits for managing the Funds were not excessive. Further, the Board expressed its views to Advisors regarding the factors that the Board would consider at future contract renewals if management seeks to modify current fee waiver and expense limitation agreements.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the fee rates charged to the Funds under the Agreement typically were lower or significantly lower than the fee rates charged by of many or most comparable mutual funds. Based on all factors considered, the Board determined that the fee rates under the Agreement for each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether Advisors has or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that Advisors had incurred operating losses with respect to its services provided to most of the Funds under advisory fee rates that were in place prior to changes made in 2006. With respect to the current fee rates, the Board also considered that the fee rates set forth in the Agreement were at low levels compared to peer groups of mutual funds. Thus, the Board determined that the Funds’ fee schedules are reasonable in light of current economies of scale considerations and current asset levels. In addition, the Board considered that it intends to work with management during the coming year to evaluate whether any material asset growth by the Funds has created or would create economies of scale for Advisors

64	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

and, if so, to determine whether any portion of savings from such economies of scale could be passed on to Fund shareholders through fee schedule breakpoints.

FEE COMPARISON WITH OTHER CLIENTS OF ADVISORS

The Board considered that Advisors provides similar investment management services to other affiliated investment companies. The Board considered the schedule of fees for each of the comparable funds. The Board also considered Advisors’ representation that, while management fee rates may differ for comparable funds, this is due in part to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. In this connection, the Board considered Advisors’ representation that because the comparable funds target different types of investors and use different distribution channels, these factors justify different pricing schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to Advisors arising from the Agreement. For example, Advisors continues to be willing to waive fees and make expense reimbursements to the Funds. In addition, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Funds managed by Advisors are managed in the same manner and by the same personnel, resulting in the possibility for benefits associated with economies of scale.

FUND-BY-FUND FACTORS

The Funds’ Trustees considered the following specific factors (among others) during their determination to renew the Agreement for each Fund described in this shareholder report. If a Fund is described in the following discussions as being in the “first” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class has lower expenses than the Retirement Class of these Funds, the performance of the Retirement Class will be lower than the performance of the Institutional Class. All periods referenced below end as of December 31, 2006. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

LIFECYCLE 2010 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. Advisors agreed to waive this fee entirely (down to an annual rate of 0.00% of the Fund’s average daily net assets).

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	65

APPROVAL OF INVESTMENT MANAGEMENT
 AGREEMENT (UNAUDITED)

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 4th and 3rd quintile of its Performance Universe, respectively.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund for the one-year period.

LIFECYCLE 2015 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. Advisors agreed to waive this fee entirely (down to an annual rate of 0.00% of the Fund’s average daily net assets).

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 5th and 4th quintile of its Performance Universe, respectively.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund for the one-year period.

LIFECYCLE 2020 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. Advisors agreed to waive this fee entirely (down to an annual rate of 0.00% of the Fund’s average daily net assets).

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 4th and 3rd quintile of its Performance Universe, respectively.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund for the one-year period.

LIFECYCLE 2025 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. Advisors agreed to waive this fee entirely (down to an annual rate of 0.00% of the Fund’s average daily net assets).

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 5th quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund for the one-year period.

LIFECYCLE 2030 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. Advisors agreed to waive this fee entirely (down to an annual rate of 0.00% of the Fund’s average daily net assets).

66	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 5th quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund for the one-year period.

LIFECYCLE 2035 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. Advisors agreed to waive this fee entirely (down to an annual rate of 0.00% of the Fund’s average daily net assets).

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 5th quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund for the one-year period.

LIFECYCLE 2040 FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. Advisors agreed to waive this fee entirely (down to an annual rate of 0.00% of the Fund’s average daily net assets).

•	The Fund’s management fees are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and two-year periods, the Fund was in the 5th quintile of its Performance Universe.

•	The Fund has not been operational long enough to have a Morningstar ranking.

•	Advisors incurred a net loss on the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement.

TIAA-CREF Lifecycle Funds ▪ 2007 Annual Report	67

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

For the fiscal year ended September 30, 2007, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long Term Capital Gains	Total

Lifecycle 2010	$190	$256,261	$256,451
Lifecycle 2015	—	137,612	137,612
Lifecycle 2020	147	76,041	76,188
Lifecycle 2025	193	97,003	97,196
Lifecycle 2030	194	64,994	65,188
Lifecycle 2035	185	60,466	60,651
Lifecycle 2040	147	108,200	108,347

For the fiscal year ended September 30, 2007, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Lifecycle 2010	9.12%
Lifecycle 2015	12.99%
Lifecycle 2020	15.00%
Lifecycle 2025	18.52%
Lifecycle 2030	23.75%
Lifecycle 2035	27.16%
Lifecycle 2040	27.89%

For the fiscal year ended September 30, 2007, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifecycle 2010	7.48%
Lifecycle 2015	10.36%
Lifecycle 2020	12.08%
Lifecycle 2025	14.84%
Lifecycle 2030	18.85%
Lifecycle 2035	21.82%
Lifecycle 2040	22.47%

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2007, which will be reported in conjunction with your 2007 Form 1099-DIV.

By early 2008, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

68	2007 Annual Report ▪ TIAA-CREF Lifecycle Funds

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252
24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

800 223-1200
8 a.m. to 8 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED
PARTICIPANTS

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit www.tiaa-cref.org, or call 877 518-9161 for the Retirement Class or 800 897-9069 for the Institutional Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB, provides trust services.

©2007 Teachers Insurance and Annuity Association – College Retirement Equities Fund (TIAA-CREF),
New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRST STD U.S. POSTAGE PAID TIAA-CREF

Printed on recycled paper
C39853	A11067 11/07

730 Third Avenue New York, NY 10017-3206

Printed on recycled paper
C39853	A11067 11/07

Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Institutional Mutual Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PricewaterhouseCoopers for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended September 30, 2007 and September 30, 2006, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,194,600 and $1,405,800, respectively.

4(b) Audit Related Fees.

For the fiscal years ended September 30, 2007 and September 30, 2006, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $43,000 and $42,500, respectively.

For the year ended December 31, 2006, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $575,000.

4(c) Tax Fees.

For the fiscal years ended September 30, 2007 and September 30, 2006, PwC’s aggregate fees for tax services billed to the Registrant were $142,985 and $159,650.

For the year ended December 31, 2006, the Tax Fees billed by PwC to the Fund Service Providers was $0.

4(d) All Other Fees.

For the fiscal years ended September 30, 2007 and September 30, 2006, PwC’s aggregate fees for all other services to the Registrant were $0 and $0, respectively.

For the year ended December 31, 2006, the Other Fees billed by PwC to the Fund Service Providers was $0.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

     The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the year ended December 31, 2006 and December 31, 2005, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC was $0 and $0.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.83%

AMUSEMENT AND RECREATION SERVICES - 2.80%
17,600		Nintendo Co Ltd	$9,162,756
		TOTAL AMUSEMENT AND RECREATION SERVICES	9,162,756

APPAREL AND ACCESSORY STORES - 1.22%
16,215	e	Abercrombie & Fitch Co (Class A)	1,308,551
57,514		Nordstrom, Inc	2,696,831
		TOTAL APPAREL AND ACCESSORY STORES	4,005,382

BUSINESS SERVICES - 16.52%
154,618	*	Adobe Systems, Inc	6,750,622
17,130	*	Cognizant Technology Solutions Corp (Class A)	1,366,460
51,197	e*	DST Systems, Inc	4,393,215
133,267	*	eBay, Inc	5,200,078
56,404	*	Electronic Arts, Inc	3,158,060
443,154		Experian Group Ltd	4,687,589
16,507	*	Google, Inc (Class A)	9,363,926
194,068	e*	Intuit, Inc	5,880,260
17,009	e	Mastercard, Inc (Class A)	2,516,822
124,131		Omnicom Group, Inc	5,969,460
146,563	*	Oracle Corp	3,173,089
62,967	*	Yahoo!, Inc	1,690,034
		TOTAL BUSINESS SERVICES	54,149,615

CHEMICALS AND ALLIED PRODUCTS - 18.22%
86,001		Abbott Laboratories	4,611,374
72,181		Air Products & Chemicals, Inc	7,056,415
27,694	*	Amgen, Inc	1,566,650
88,031		Colgate-Palmolive Co	6,278,371
76,049	*	Genentech, Inc	5,933,343
139,658	*	Gilead Sciences, Inc	5,707,822
66,349		Merck & Co, Inc	3,429,580
113,425		Monsanto Co	9,725,060
49,833	e*	Mosaic Co	2,667,062
201,776		Schering-Plough Corp	6,382,175
142,650		Teva Pharmaceutical Industries Ltd (ADR)	6,343,645
		TOTAL CHEMICALS AND ALLIED PRODUCTS	59,701,497

COMMUNICATIONS - 2.34%
72,063		AT&T, Inc	3,048,986
56,234	e*	NII Holdings, Inc	4,619,623
		TOTAL COMMUNICATIONS	7,668,609

EATING AND DRINKING PLACES - 0.92%
55,444		McDonald's Corp	3,020,035
		TOTAL EATING AND DRINKING PLACES	3,020,035

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.24%
39,221	*	Apple Computer, Inc	$6,021,992
296,043	*	Cisco Systems, Inc	9,801,984
286,940		Intel Corp	7,420,268
93,144		Maxim Integrated Products, Inc	2,733,776
40,192	e*	Network Appliance, Inc	1,081,567
185,376		Qualcomm, Inc	7,833,990
86,333	*	Research In Motion Ltd	8,508,117
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	43,401,694

ENGINEERING AND MANAGEMENT SERVICES - 1.60%
73,771	*	Celgene Corp	5,260,610
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,260,610

FABRICATED METAL PRODUCTS - 0.66%
36,260		Illinois Tool Works, Inc	2,162,546
		TOTAL FABRICATED METAL PRODUCTS	2,162,546

GENERAL MERCHANDISE STORES - 2.22%
143,912		TJX Cos, Inc	4,183,522
70,481		Wal-Mart Stores, Inc	3,076,496
		TOTAL GENERAL MERCHANDISE STORES	7,260,018

HOLDING AND OTHER INVESTMENT OFFICES - 1.83%
96,946		iShares Russell 1000 Growth Index Fund	5,984,477
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,984,477

HOTELS AND OTHER LODGING PLACES - 2.20%
54,896	*	MGM Mirage	4,909,898
37,903		Starwood Hotels & Resorts Worldwide, Inc	2,302,607
		TOTAL HOTELS AND OTHER LODGING PLACES	7,212,505

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.73%
11,944		Deere & Co	1,772,728
100,741		Hewlett-Packard Co	5,015,894
126,102		International Game Technology	5,434,996
2,400	m,v*	Seagate Technology, Inc	(0)
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,223,618

INSTRUMENTS AND RELATED PRODUCTS - 8.69%
42,614		Alcon, Inc	6,133,007
133,764		BAE Systems plc	1,350,612
161,535		Emerson Electric Co	8,596,893
32,733	e*	Flir Systems, Inc	1,813,081
28,536		Johnson & Johnson	1,874,815
100,801		Medtronic, Inc	5,686,184
52,667	*	Thermo Electron Corp	3,039,939
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	28,494,531

INSURANCE CARRIERS - 2.40%
32,572		Aetna, Inc	1,767,682
107,116		Aflac, Inc	6,109,897
		TOTAL INSURANCE CARRIERS	7,877,579

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 4.02%
18,236	e*	Amazon.com, Inc	$1,698,683
289,976		CVS Corp	11,491,749
		TOTAL MISCELLANEOUS RETAIL	13,190,432

MOTION PICTURES - 0.93%
138,590		News Corp (Class A)	3,047,594
		TOTAL MOTION PICTURES	3,047,594

NONDEPOSITORY INSTITUTIONS - 0.84%
44,272		Textron, Inc	2,754,161
		TOTAL NONDEPOSITORY INSTITUTIONS	2,754,161

OIL AND GAS EXTRACTION - 3.41%
33,812	e	Baker Hughes, Inc	3,055,590
5,605	*	National Oilwell Varco, Inc	809,923
66,564	*	Weatherford International Ltd	4,471,770
45,759		XTO Energy, Inc	2,829,737
		TOTAL OIL AND GAS EXTRACTION	11,167,020

PAPER AND ALLIED PRODUCTS - 1.05%
48,958		Anglo American plc	3,294,518
1	*	Mondi Ltd	10
14,659		Mondi plc	139,464
		TOTAL PAPER AND ALLIED PRODUCTS	3,433,992

PETROLEUM AND COAL PRODUCTS - 1.97%
36,405		Devon Energy Corp	3,028,896
36,008	*	Suncor Energy, Inc	3,413,918
		TOTAL PETROLEUM AND COAL PRODUCTS	6,442,814

SECURITY AND COMMODITY BROKERS - 5.52%
268,455		Charles Schwab Corp	5,798,628
14,062		CME Group, Inc	8,259,316
18,126		Deutsche Boerse AG.	2,468,355
10,351	e*	IntercontinentalExchange, Inc	1,572,317
		TOTAL SECURITY AND COMMODITY BROKERS	18,098,616

TRANSPORTATION EQUIPMENT - 2.52%
17,626	*	BE Aerospace, Inc	732,008
43,402		Boeing Co	4,556,776
36,919		United Technologies Corp	2,971,241
		TOTAL TRANSPORTATION EQUIPMENT	8,260,025

WATER TRANSPORTATION - 0.98%
81,954	e	Royal Caribbean Cruises Ltd	3,198,665
		TOTAL WATER TRANSPORTATION	3,198,665

		TOTAL COMMON STOCKS	327,178,791
		(Cost $294,111,678)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
SHORT-TERM INVESTMENTS - 5.00%
		INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.00%
16,378,157		State Street Navigator Securities Lending Prime Portfolio	$16,378,157
		TOTAL SHORT-TERM INVESTMENTS	16,378,157
		(Cost $16,378,157)

		TOTAL PORTFOLIO - 104.83%	343,556,948
		(Cost $310,489,835)

		OTHER ASSETS & LIABILITIES, NET - (4.83)%	(15,817,893)

		NET ASSETS - 100.00%	$327,739,055

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing
	e	All or a portion of these securities are out on loan
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.50%

AMUSEMENT AND RECREATION SERVICES - 2.28%
237,444	e*	Activision, Inc	$5,126,416
12,400		Nintendo Co Ltd	6,455,578
164,336		Walt Disney Co	5,651,515
131,584	e*	WMS Industries, Inc	4,355,430
		TOTAL AMUSEMENT AND RECREATION SERVICES	21,588,939

APPAREL AND ACCESSORY STORES - 0.74%
165,158	e	Gap, Inc	3,045,514
95,118	e*	J Crew Group, Inc	3,947,397
		TOTAL APPAREL AND ACCESSORY STORES	6,992,911

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
30,423	e*	Lululemon Athletica, Inc	1,278,679
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,278,679

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.39%
114,813		Home Depot, Inc	3,724,534
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,724,534

BUSINESS SERVICES - 5.36%
141,445	e*	Adobe Systems, Inc	6,175,489
179,393	*	BEA Systems, Inc	2,488,181
67,730		Ctrip.com International Ltd (ADR)	3,508,414
115,908	*	eBay, Inc	4,522,730
15,156	e*	Google, Inc (Class A)	8,597,544
552,578		Microsoft Corp	16,278,948
209,178	e*	Oracle Corp	4,528,704
11,383	e*	VMware, Inc	967,555
265,469		WPP Group plc	3,595,640
		TOTAL BUSINESS SERVICES	50,663,205

CHEMICALS AND ALLIED PRODUCTS - 12.52%
223,827		Abbott Laboratories	12,001,604
98,473	e	Air Products & Chemicals, Inc	9,626,720
70,722	*	Amgen, Inc	4,000,744
85,019	e*	Chattem, Inc	5,995,540
108,742		Colgate-Palmolive Co	7,755,479
49,581		DSM NV	2,675,984
42,751		Du Pont (E.I.) de Nemours & Co	2,118,740
137,848	*	Elan Corp plc (ADR)	2,900,322
56,252	e*	Genentech, Inc	4,388,781
69,943	*	Genzyme Corp	4,333,668
213,390	*	Gilead Sciences, Inc	8,721,249
310,442		Merck & Co, Inc	16,046,747
93,403		Monsanto Co	8,008,373

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
116,042	e*	Mosaic Co	$6,210,568
50,027	e	PPG Industries, Inc	3,779,540
156,674		Procter & Gamble Co	11,020,449
277,604	e	Schering-Plough Corp	8,780,615
		TOTAL CHEMICALS AND ALLIED PRODUCTS	118,365,123

COMMUNICATIONS - 3.06%
59,543		America Movil S.A. de C.V. (ADR) (Series L)	3,810,752
75,222	e*	Aruba Networks, Inc	1,504,440
206,286		AT&T, Inc	8,727,961
65,128	e	Manitoba Telecom Services, Inc	3,169,150
264,829	e	Verizon Communications, Inc	11,726,628
		TOTAL COMMUNICATIONS	28,938,931

DEPOSITORY INSTITUTIONS - 8.19%
177,301		Bank of America Corp	8,912,921
350,857		Citigroup, Inc	16,374,496
301,689		JPMorgan Chase & Co	13,823,390
132,562	e	Northern Trust Corp	8,784,884
96,684		SunTrust Banks, Inc	7,316,078
115,814	e	US Bancorp	3,767,429
67,527		Wachovia Corp	3,386,479
422,221		Wells Fargo & Co	15,039,512
		TOTAL DEPOSITORY INSTITUTIONS	77,405,189

EATING AND DRINKING PLACES - 1.61%
29,045	e*	Chipotle Mexican Grill, Inc (Class A)	3,431,086
96,713		Darden Restaurants, Inc	4,048,406
142,052		McDonald's Corp	7,737,572
		TOTAL EATING AND DRINKING PLACES	15,217,064

ELECTRIC, GAS, AND SANITARY SERVICES - 2.84%
137,390	e*	AES Corp	2,753,296
107,297		American Electric Power Co, Inc	4,944,246
86,830	e	Constellation Energy Group, Inc	7,449,146
164,761	e	DPL, Inc	4,326,624
66,678	e*	NRG Energy, Inc	2,819,813
94,948	e	PG&E Corp	4,538,514
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,831,639

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.29%
78,252	*	Apple Computer, Inc	12,014,812
681,362	*	Cisco Systems, Inc	22,559,896
39,849	e*	First Solar, Inc	4,691,821
93,118		Gamesa Corp Tecnologica S.A.	3,804,176
152,075		Honeywell International, Inc	9,043,900
563,386		Intel Corp	14,569,162
54,357		L-3 Communications Holdings, Inc	5,552,024
138,712	*	Marvell Technology Group Ltd	2,270,715
131,812		Maxim Integrated Products, Inc	3,868,682
178,333	e*	Nvidia Corp	6,462,788
224,387		Qualcomm, Inc	9,482,595
29,474	*	Research In Motion Ltd	2,904,663
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	97,225,234

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 4.04%
153,546		Coca-Cola Co	$8,824,289
39,137		General Mills, Inc	2,270,337
123,528		Kellogg Co	6,917,568
67,680		Kraft Foods, Inc (Class A)	2,335,637
193,604		PepsiCo, Inc	14,183,429
114,975		Unilever plc	3,634,429
		TOTAL FOOD AND KINDRED PRODUCTS	38,165,689

GENERAL BUILDING CONTRACTORS - 0.26%
160,378		Amec plc	2,431,461
		TOTAL GENERAL BUILDING CONTRACTORS	2,431,461

GENERAL MERCHANDISE STORES - 1.62%
111,339	e	Target Corp	7,077,820
199,457		TJX Cos, Inc	5,798,215
56,166		Wal-Mart Stores, Inc	2,451,646
		TOTAL GENERAL MERCHANDISE STORES	15,327,681

HEALTH SERVICES - 0.82%
85,842	*	Medco Health Solutions, Inc	7,759,258
		TOTAL HEALTH SERVICES	7,759,258

HOLDING AND OTHER INVESTMENT OFFICES - 2.23%
15,007		AvalonBay Communities, Inc	1,771,726
64,238	e	Digital Realty Trust, Inc	2,530,335
109,669	e	SPDR Trust Series 1	16,733,296
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,035,357

HOTELS AND OTHER LODGING PLACES - 0.82%
66,544		Accor S.A.	5,907,726
64,781	e	Ameristar Casinos, Inc	1,820,346
		TOTAL HOTELS AND OTHER LODGING PLACES	7,728,072

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.78%
34,208		Alstom	6,954,376
57,516	e	Deere & Co	8,536,525
652,212		General Electric Co	27,001,577
356,200		Hewlett-Packard Co	17,735,198
88,293		International Business Machines Corp	10,400,915
72,201	e*	Riverbed Technology, Inc	2,916,198
7,400	m,v*	Seagate Technology, Inc	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	73,544,789

INSTRUMENTS AND RELATED PRODUCTS - 5.25%
211,705		Emerson Electric Co	11,266,940
56,847	e*	Hologic, Inc	3,467,667
164,750		Johnson & Johnson	10,824,075
170,507	e	Medtronic, Inc	9,618,300
63,642		Mindray Medical International Ltd (ADR)	2,733,424
108,494	e*	Thermo Electron Corp	6,262,274
67,270	e*	Zimmer Holdings, Inc	5,448,197
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	49,620,877

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
45,210		Hartford Financial Services Group, Inc	$4,184,186
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,184,186

INSURANCE CARRIERS - 4.09%
172,441		ACE Ltd	10,444,751
121,094		Aetna, Inc	6,571,771
137,794		Aflac, Inc	7,859,770
203,497		American International Group, Inc	13,766,572
		TOTAL INSURANCE CARRIERS	38,642,864

MISCELLANEOUS RETAIL - 0.46%
47,417		Best Buy Co, Inc	2,182,130
41,387	e	Tiffany & Co	2,166,609
		TOTAL MISCELLANEOUS RETAIL	4,348,739

MOTION PICTURES - 1.34%
124,276	e*	Discovery Holding Co (Class A)	3,585,363
104,735	*	DreamWorks Animation SKG, Inc (Class A)	3,500,244
143,089		Viacom Inc	5,576,178
		TOTAL MOTION PICTURES	12,661,785

NONDEPOSITORY INSTITUTIONS - 2.02%
100,979		American Express Co	5,995,123
179,628		Discover Financial Services	3,736,262
154,368		Fannie Mae	9,387,118
		TOTAL NONDEPOSITORY INSTITUTIONS	19,118,503

OIL AND GAS EXTRACTION - 3.89%
56,553	e	Baker Hughes, Inc	5,110,695
74,484	*	Cameron International Corp	6,874,128
92,676	e*	Pride International, Inc	3,387,308
147,474		Schlumberger Ltd	15,484,770
82,719		Smith International, Inc	5,906,137
		TOTAL OIL AND GAS EXTRACTION	36,763,038

PAPER AND ALLIED PRODUCTS - 0.71%
100,008		Anglo American plc	6,729,812
		TOTAL PAPER AND ALLIED PRODUCTS	6,729,812

PETROLEUM AND COAL PRODUCTS - 6.41%
94,692	e	Cabot Oil & Gas Corp	3,329,371
129,310		Devon Energy Corp	10,758,592
413,982	e	Exxon Mobil Corp	38,318,174
86,912		Marathon Oil Corp	4,955,722
43,318		Petroleo Brasileiro S.A. (ADR)	3,270,509
		TOTAL PETROLEUM AND COAL PRODUCTS	60,632,368

REAL ESTATE - 0.18%
104,000		Urban Corp	1,686,780
		TOTAL REAL ESTATE	1,686,780

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.65%
77,592		Bayer AG.	$6,176,026
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,176,026

SECURITY AND COMMODITY BROKERS - 2.13%
42,693	e	AllianceBernstein Holding LP	3,759,973
130,443	e	Lazard Ltd (Class A)	5,530,783
171,969	e	Morgan Stanley	10,834,047
		TOTAL SECURITY AND COMMODITY BROKERS	20,124,803

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
29,613		3M Co	2,771,185
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,771,185

TOBACCO PRODUCTS - 2.22%
301,500		Altria Group, Inc	20,963,295
		TOTAL TOBACCO PRODUCTS	20,963,295

TRANSPORTATION EQUIPMENT - 3.84%
130,714		Boeing Co	13,723,664
64,392		Harsco Corp	3,816,515
100,662	e	ITT Industries, Inc	6,837,970
110,870		Raytheon Co	7,075,723
60,153		United Technologies Corp	4,841,113
		TOTAL TRANSPORTATION EQUIPMENT	36,294,985

TRUCKING AND WAREHOUSING - 0.19%
23,854		United Parcel Service, Inc (Class B)	1,791,435
		TOTAL TRUCKING AND WAREHOUSING	1,791,435

WATER TRANSPORTATION - 0.14%
35,086		K-Sea Transportation Partners LP	1,366,951
		TOTAL WATER TRANSPORTATION	1,366,951

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
53,135		Herbalife Ltd	2,415,517
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,415,517

		TOTAL COMMON STOCKS
		(Cost $739,905,058)	$940,516,904

PRINCIPAL
SHORT-TERM INVESTMENTS - 13.84%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 0.13%
$ 1,230,000		Federal Home Loan Bank (FHLB), 10/01/07	$1,229,590

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.71%
129,551,373		State Street Navigator Securities Lending Prime Portfolio	129,551,373

		TOTAL SHORT- TERM INVESTMENTS
		(Cost $130,781,373)	130,780,963

		TOTAL PORTFOLIO - 113.34%
		(Cost $870,686,431)	1,071,297,867

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

		VALUE
	OTHER ASSETS & LIABILITIES, NET - (13.34)%	(126,063,374)

	NET ASSETS - 100.00%	$945,234,493

	ABBREVIATION:
	ADR - American Depositary Receipt
	SPDR - Standard & Poor's Depository Receipts

*	Non-income producing.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.36%

AMUSEMENT AND RECREATION SERVICES - 0.87%
42,400		Nintendo Co Ltd	$22,073,913
		TOTAL AMUSEMENT AND RECREATION SERVICES	22,073,913

AUTO REPAIR, SERVICES AND PARKING - 0.67%
800,600		NOK Corp	17,146,006
		TOTAL AUTO REPAIR, SERVICES AND PARKING	17,146,006

BUSINESS SERVICES - 2.79%
803,857		Adecco S.A.	47,537,517
266		NTT Data Corp	1,185,670
1,652,716		WPP Group plc	22,385,179
		TOTAL BUSINESS SERVICES	71,108,366

CHEMICALS AND ALLIED PRODUCTS - 10.66%
2,557,400	e	Daiichi Sankyo Co Ltd	76,812,171
837,404		Reckitt Benckiser plc	49,206,651
39,646		Shin-Etsu Chemical Co Ltd	2,740,515
113,022,000	e	Sinochem Hong Kong Holding Ltd	88,831,714
251,470		Syngenta AG.	54,214,275
		TOTAL CHEMICALS AND ALLIED PRODUCTS	271,805,326

COAL MINING - 1.39%
11,931,000		China Coal Energy Co	35,452,974
		TOTAL COAL MINING	35,452,974

COMMUNICATIONS - 0.76%
342		Nippon Telegraph & Telephone Corp	1,598,868
774		NTT DoCoMo, Inc	1,105,089
315,983		Royal KPN NV	5,483,485
295,000		Singapore Telecommunications Ltd	798,317
2,901,357		Vodafone Group plc	10,477,320
		TOTAL COMMUNICATIONS	19,463,079

DEPOSITORY INSTITUTIONS - 7.88%
76,474		Australia & New Zealand Banking Group Ltd	2,015,420
53,254		Commonwealth Bank of Australia	2,664,708
47,305		DBS Group Holdings Ltd	687,841
344,144	*	Fortis	1,825,515
322,681	e	Fortis	9,501,579
326,786		Julius Baer Holding AG.	24,433,516
2,557		Mizuho Financial Group. Inc	14,580,899
68,431		National Australia Bank Ltd	2,411,283
105,000		Oversea-Chinese Banking Corp	629,081
64,517		Societe Generale	10,826,278
525	e	Sumitomo Mitsui Financial Group, Inc	4,090,672

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
2,289,552		UBS A.G.	$123,105,824
47,000		United Overseas Bank Ltd	699,226
76,275		Westpac Banking Corp	1,928,956
296,266	*	Yes Bank Ltd	1,538,672
		TOTAL DEPOSITORY INSTITUTIONS	200,939,470

ELECTRIC, GAS, AND SANITARY SERVICES - 2.73%
27,600		Chubu Electric Power Co, Inc	714,839
1,563,088		Fortum Oyj	57,371,252
31,900		Kansai Electric Power Co, Inc	729,008
427,300		Tokyo Electric Power Co, Inc	10,788,056
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	69,603,155

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.23%
459,680		Hoya Corp	15,687,508
20,330		Kyocera Corp	1,906,186
81,000		Matsushita Electric Industrial Co Ltd	1,519,654
4,100		Murata Manufacturing Co Ltd	295,547
245,165	*	SGL Carbon AG.	14,053,577
558,000	e	TDK Corp	48,967,397
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	82,429,869

ENGINEERING AND MANAGEMENT SERVICES - 0.67%
483,472		GEA Group AG.	17,007,592
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	17,007,592

FOOD AND KINDRED PRODUCTS - 1.66%
538,031		Groupe Danone	42,349,543
		TOTAL FOOD AND KINDRED PRODUCTS	42,349,543

FOOD STORES - 4.56%
1,628,951	e	Carrefour S.A.	114,118,785
80,316		Woolworths Ltd	2,117,386
		TOTAL FOOD STORES	116,236,171

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.48%
809,336		Vinci S.A.	63,231,359
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	63,231,359

HOLDING AND OTHER INVESTMENT OFFICES - 3.53%
4,164,191		Ashmore Group plc	24,707,738
1,197		GPT Group	5,417
3,413,000		Japan Asia Investment Co Ltd	16,877,064
23,200		JFE Holdings, Inc	1,644,087
4,125,607		Man Group plc	46,720,752
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	89,955,058

HOTELS AND OTHER LODGING PLACES - 2.53%
725,838		Accor S.A.	64,439,353
		TOTAL HOTELS AND OTHER LODGING PLACES	64,439,353

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.03%
91,450		Canon, Inc	4,991,873
48,820		FUJIFILM Holdings Corp	2,256,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
109,080		Komatsu Ltd	$3,665,597
489,392	e	Krones AG.	39,581,791
63,000		Mitsui & Co Ltd	1,530,231
109,900	e	Modec, Inc	3,980,185
255,808		Rheinmetall AG.	20,321,213
64,900		Sumitomo Heavy Industries Ltd	835,651
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	77,163,401

INSTRUMENTS AND RELATED PRODUCTS - 3.58%
759,027		Phonak Holding AG.	76,147,179
235,328		Tecan Group AG.	15,159,631
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	91,306,810

INSURANCE CARRIERS - 0.58%
49,740		Zurich Financial Services AG.	14,920,932
		TOTAL INSURANCE CARRIERS	14,920,932

METAL MINING - 3.20%
144,835		BHP Billiton Ltd	5,725,542
269,421		MMC Norilsk Nickel (ADR)	73,282,512
17,953		Polyus Gold (ADR)	791,727
19,406	e	Rio Tinto Ltd	1,863,541
		TOTAL METAL MINING	81,663,322

MISCELLANEOUS RETAIL - 0.08%
88,000		Hutchison Whampoa Ltd	941,258
121,196		Origin Energy Ltd	1,107,697
		TOTAL MISCELLANEOUS RETAIL	2,048,955

NONDEPOSITORY INSTITUTIONS - 1.52%
308,599		Deutsche Postbank AG.	22,657,905
1,812,817		Tullett Prebon plc	16,004,389
		TOTAL NONDEPOSITORY INSTITUTIONS	38,662,294

OIL AND GAS EXTRACTION - 1.33%
34,374	*	Compagnie Generale de Geophysique S.A.	11,231,876
448,083		Saipem S.p.A.	19,117,118
22,820		Total S.A.	1,855,433
37,156		Woodside Petroleum Ltd	1,655,114
		TOTAL OIL AND GAS EXTRACTION	33,859,541

PETROLEUM AND COAL PRODUCTS - 2.26%
2,648,341		BP plc	30,749,929
163,943		ENI S.p.A.	6,075,773
502,510		Royal Dutch Shell plc (A Shares)	20,737,431
		TOTAL PETROLEUM AND COAL PRODUCTS	57,563,133

PRIMARY METAL INDUSTRIES - 0.16%
432,400		Nippon Steel Corp	3,113,175
169,000		Sumitomo Metal Industries Ltd	985,766
		TOTAL PRIMARY METAL INDUSTRIES	4,098,941

RAILROAD TRANSPORTATION - 0.10%
328		East Japan Railway Co	2,587,107
		TOTAL RAILROAD TRANSPORTATION	2,587,107

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 3.12%
18		City Developments Ltd	$196
59,726		ORIX Corp	13,623,133
8,345	e	Risa Partners, Inc	15,692,509
3,031,300		Urban Corp	49,164,775
58,175		Westfield Group	1,120,189
		TOTAL REAL ESTATE	79,600,802

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 7.95%
2,546,789		Bayer AG.	202,714,657
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	202,714,657

SECURITY AND COMMODITY BROKERS - 0.05%
73,300		Nomura Holdings, Inc	1,229,058
		TOTAL SECURITY AND COMMODITY BROKERS	1,229,058

STONE, CLAY, AND GLASS PRODUCTS - 6.56%
177,672		Holcim Ltd	19,625,183
24,149,000	e	Nippon Sheet Glass Co Ltd	147,587,150
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	167,212,333

TOBACCO PRODUCTS - 2.27%
211,385		British American Tobacco plc	7,577,267
51,215,500		Huabao International Holdings Ltd	46,117,239
780		Japan Tobacco, Inc	4,284,856
		TOTAL TOBACCO PRODUCTS	57,979,362

TRANSPORTATION BY AIR - 0.14%
124,880		SABMiller plc	3,556,612
		TOTAL TRANSPORTATION BY AIR	3,556,612

TRANSPORTATION EQUIPMENT - 8.21%
28,660		Denso Corp	1,080,380
4,973,886		Fiat S.p.A.	150,431,522
351,204		Siemens AG.	48,286,857
161,660		Toyota Motor Corp	9,542,113
		TOTAL TRANSPORTATION EQUIPMENT	209,340,872

TRUCKING AND WAREHOUSING - 3.65%
3,200,135		Deutsche Post AG.	93,089,526
		TOTAL TRUCKING AND WAREHOUSING	93,089,526

WATER TRANSPORTATION - 0.01%
1,718		Euro-Kai KGaA	166,584
		TOTAL WATER TRANSPORTATION	166,584

WHOLESALE TRADE-DURABLE GOODS - 4.15%
989,884		Kloeckner & Co AG.	68,416,315
56,510		Mitsubishi Corp	1,790,767
44,550		Sumitomo Corp	861,021
1,070,700	e	Ulvac, Inc	34,675,523
		TOTAL WHOLESALE TRADE-DURABLE GOODS	105,743,626

		TOTAL COMMON STOCKS
		(Cost $2,178,459,869)	$2,507,749,102

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 7.74%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.74%
197,368,355		State Street Navigator Securities Lending Prime Portfolio	197,368,355

		TOTAL SHORT- TERM INVESTMENTS
		(Cost $197,368,355)	197,368,355

		TOTAL PORTFOLIO - 106.10%
		(Cost $2,375,828,224)	2,705,117,457
		OTHER ASSETS & LIABILITIES, NET - (6.10)%	(155,505,459)
		NET ASSETS - 100.00%	$2,549,611,998

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INSTITUTIONAL INTERNATIONAL EQUITY FUND
September 30, 2007
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$197,368,355	7.30%
TOTAL DOMESTIC	197,368,355	7.30

FOREIGN
AUSTRALIA	22,615,255	0.84
BELGIUM	11,327,095	0.42
FINLAND	57,371,252	2.12
FRANCE	308,052,626	11.39
GERMANY	526,296,019	19.46
HONG KONG	171,343,185	6.33
INDIA	1,538,672	0.05
ITALY	175,624,412	6.49
JAPAN	543,940,876	20.11
NETHERLANDS	5,483,485	0.20
RUSSIA	74,074,239	2.74
SINGAPORE	2,814,661	0.10
SWITZERLAND	375,144,057	13.87
UNITED KINGDOM	232,123,268	8.58
TOTAL FOREIGN	2,507,749,102	92.70
TOTAL PORTFOLIO	$2,705,117,457	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.97%

AMUSEMENT AND RECREATION SERVICES - 2.79%
34,200		Nintendo Co Ltd	$17,804,901
		TOTAL AMUSEMENT AND RECREATION SERVICES	17,804,901

APPAREL AND ACCESSORY STORES - 1.22%
31,530	e	Abercrombie & Fitch Co (Class A)	2,544,471
111,827		Nordstrom, Inc	5,243,568
		TOTAL APPAREL AND ACCESSORY STORES	7,788,039

BUSINESS SERVICES - 16.52%
300,640	*	Adobe Systems, Inc	13,125,942
32,546	*	Cognizant Technology Solutions Corp (Class A)	2,596,194
99,400	e*	DST Systems, Inc	8,529,514
258,965	*	eBay, Inc	10,104,814
109,745	*	Electronic Arts, Inc	6,144,623
861,671		Experian Group Ltd	9,114,574
32,129	*	Google, Inc (Class A)	18,225,818
377,321	*	Intuit, Inc	11,432,826
33,491	e	Mastercard, Inc (Class A)	4,955,663
241,359		Omnicom Group, Inc	11,606,954
284,865	*	Oracle Corp	6,167,327
122,429	*	Yahoo!, Inc	3,285,994
		TOTAL BUSINESS SERVICES	105,290,243

CHEMICALS AND ALLIED PRODUCTS - 18.20%
167,198		Abbott Laboratories	8,965,157
140,200		Air Products & Chemicals, Inc	13,705,952
53,848	*	Amgen, Inc	3,046,181
171,163		Colgate-Palmolive Co	12,207,345
147,724	*	Genentech, Inc	11,525,426
271,712	*	Gilead Sciences, Inc	11,104,869
128,864		Merck & Co, Inc	6,660,980
220,379		Monsanto Co	18,895,295
97,000	e*	Mosaic Co	5,191,440
390,191		Schering-Plough Corp	12,341,741
277,325		Teva Pharmaceutical Industries Ltd (ADR)	12,332,643
		TOTAL CHEMICALS AND ALLIED PRODUCTS	115,977,029

COMMUNICATIONS - 2.34%
140,046		AT&T, Inc	5,925,346
109,400	*	NII Holdings, Inc	8,987,210
		TOTAL COMMUNICATIONS	14,912,556

EATING AND DRINKING PLACES - 0.92%
107,803		McDonald's Corp	5,872,029
		TOTAL EATING AND DRINKING PLACES	5,872,029

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.24%
76,198	*	Apple Computer, Inc	$11,699,441
575,646	*	Cisco Systems, Inc	19,059,639
557,759		Intel Corp	14,423,648
181,096		Maxim Integrated Products, Inc	5,315,168
78,171	*	Network Appliance, Inc	2,103,582
360,311		Qualcomm, Inc	15,226,743
167,811	*	Research In Motion Ltd	16,537,774
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	84,365,995

ENGINEERING AND MANAGEMENT SERVICES - 1.60%
143,344	*	Celgene Corp	10,221,861
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	10,221,861

FABRICATED METAL PRODUCTS - 0.66%
70,507		Illinois Tool Works, Inc	4,205,037
		TOTAL FABRICATED METAL PRODUCTS	4,205,037

GENERAL MERCHANDISE STORES - 2.22%
279,806	e	TJX Cos, Inc	8,133,960
137,048		Wal-Mart Stores, Inc	5,982,145
		TOTAL GENERAL MERCHANDISE STORES	14,116,105

HOLDING AND OTHER INVESTMENT OFFICES - 0.97%
100,553		iShares Russell 1000 Growth Index Fund	6,207,137
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,207,137

HOTELS AND OTHER LODGING PLACES - 2.20%
106,741	*	MGM Mirage	9,546,915
73,706		Starwood Hotels & Resorts Worldwide, Inc	4,477,640
		TOTAL HOTELS AND OTHER LODGING PLACES	14,024,555

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.73%
23,221		Deere & Co	3,446,461
195,814		Hewlett-Packard Co	9,749,579
245,201		International Game Technology	10,568,163
6,200	m,v*	Seagate Technology, Inc	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,764,203

INSTRUMENTS AND RELATED PRODUCTS - 8.69%
82,905		Alcon, Inc	11,931,688
260,100		BAE Systems plc	2,626,225
313,997		Emerson Electric Co	16,710,920
63,600	e*	Flir Systems, Inc	3,522,804
55,400		Johnson & Johnson	3,639,780
195,985		Medtronic, Inc	11,055,514
102,300	*	Thermo Electron Corp	5,904,756
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	55,391,687

INSURANCE CARRIERS - 2.40%
63,270		Aetna, Inc	3,433,663
208,100		Aflac, Inc	11,870,024
		TOTAL INSURANCE CARRIERS	15,303,687

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 4.02%
35,460	*	Amazon.com, Inc	$3,303,099
563,784		CVS Corp	22,342,760
		TOTAL MISCELLANEOUS RETAIL	25,645,859

MOTION PICTURES - 0.93%
269,400		News Corp (Class A)	5,924,106
		TOTAL MOTION PICTURES	5,924,106

NONDEPOSITORY INSTITUTIONS - 0.84%
86,000		Textron, Inc	5,350,060
		TOTAL NONDEPOSITORY INSTITUTIONS	5,350,060

OIL AND GAS EXTRACTION - 3.41%
65,726		Baker Hughes, Inc	5,939,659
10,899	*	National Oilwell Varco, Inc	1,574,906
129,430	*	Weatherford International Ltd	8,695,107
88,879		XTO Energy, Inc	5,496,277
		TOTAL OIL AND GAS EXTRACTION	21,705,949

PAPER AND ALLIED PRODUCTS - 1.05%
95,244		Anglo American plc	6,409,230
30,149		Mondi plc	286,834
		TOTAL PAPER AND ALLIED PRODUCTS	6,696,064

PETROLEUM AND COAL PRODUCTS - 1.97%
70,800		Devon Energy Corp	5,890,560
69,974	*	Suncor Energy, Inc	6,634,235
		TOTAL PETROLEUM AND COAL PRODUCTS	12,524,795

SECURITY AND COMMODITY BROKERS - 5.55%
531,280		Charles Schwab Corp	11,475,648
27,336		CME Group, Inc	16,055,800
35,245		Deutsche Boerse AG.	4,799,580
20,126	*	IntercontinentalExchange, Inc	3,057,141
		TOTAL SECURITY AND COMMODITY BROKERS	35,388,169

TRANSPORTATION EQUIPMENT - 2.52%
34,300	*	BE Aerospace, Inc	1,424,479
84,331		Boeing Co	8,853,912
71,811		United Technologies Corp	5,779,349
		TOTAL TRANSPORTATION EQUIPMENT	16,057,740

WATER TRANSPORTATION - 0.98%
159,355	e	Royal Caribbean Cruises Ltd	6,219,626
		TOTAL WATER TRANSPORTATION	6,219,626

		TOTAL COMMON STOCKS
		(Cost $546,664,691)	$630,757,432

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
SHORT-TERM INVESTMENTS - 3.78%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.78%
$ 24,124,160		State Street Navigator Securities Lending Prime Portfolio	$24,124,160
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $24,124,160)	24,124,160

		TOTAL PORTFOLIO - 102.75%
		(Cost $570,788,851)	654,881,592
		OTHER ASSETS & LIABILITIES, NET - (2.75%)	(17,543,929)
		NET ASSETS - 100.00%	$637,337,663

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.57%

AMUSEMENT AND RECREATION SERVICES - 0.07%
662,000	*	Galaxy Entertainment Group Ltd	$733,204
		TOTAL AMUSEMENT AND RECREATION SERVICES	733,204

APPAREL AND ACCESSORY STORES - 2.56%
98,875	*	AnnTaylor Stores Corp	3,131,371
1,359,492		Gap, Inc	25,069,032
		TOTAL APPAREL AND ACCESSORY STORES	28,200,403

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
4,023	e	Liz Claiborne, Inc	138,110
3,049		VF Corp	246,207
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	384,317

BUSINESS SERVICES - 1.27%
4,012	e*	athenahealth, Inc	136,047
595	*	BladeLogic, Inc	15,256
128,300	*	Computer Sciences Corp	7,171,970
793	*	Data Domain, Inc	24,543
236,739	*	Oracle Corp	5,125,399
17,008,045	e	Solomon Systech International Ltd	1,553,376
		TOTAL BUSINESS SERVICES	14,026,591

CHEMICALS AND ALLIED PRODUCTS - 6.06%
65,180	*	Amgen, Inc	3,687,233
135,157		Colgate-Palmolive Co	9,639,397
50,000		DSM NV	2,698,598
26,300		Eli Lilly & Co	1,497,259
68,926	*	Invitrogen Corp	5,633,322
127,261		Methanex Corp	3,202,476
367,640		Pfizer, Inc	8,981,445
164,872		PPG Industries, Inc	12,456,080
359,721		Schering-Plough Corp	11,377,975
90,792	*	Vertex Pharmaceuticals, Inc	3,487,321
92,755		Wyeth	4,132,235
		TOTAL CHEMICALS AND ALLIED PRODUCTS	66,793,341

COAL MINING - 0.55%
127,648		Peabody Energy Corp	6,110,510
		TOTAL COAL MINING	6,110,510

COMMUNICATIONS - 5.98%
327,983		AT&T, Inc	13,876,961
131,944	e	Manitoba Telecom Services, Inc	6,420,439
938,615		Sprint Nextel Corp	17,833,685

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
189,836		Telekom Austria AG.	$4,967,261
189	*	Time Warner Cable, Inc (Class A)	6,199
15,434,995	*	True Corp PCL	3,017,198
446,579		Verizon Communications, Inc	19,774,518
		TOTAL COMMUNICATIONS	65,896,261

DEPOSITORY INSTITUTIONS - 15.82%
575,400		AMMB Holdings BHD	732,865
18,479		Astoria Financial Corp	490,248
275,449		Bank of America Corp	13,846,821
371,599		Bank of New York Mellon Corp/The	16,402,380
42,700		Bank of the Ryukyus Ltd	557,983
853,258		Citigroup, Inc	39,821,551
168,433		Colonial Bancgroup, Inc	3,641,521
73,371	e	First Horizon National Corp	1,956,071
281,594		Hudson City Bancorp, Inc	4,330,916
298,038		JPMorgan Chase & Co	13,656,101
603		National City Corp	15,129
12,547		Societe Generale	2,105,450
210,315		SunTrust Banks, Inc	15,914,536
384,575		TCF Financial Corp	10,068,174
238,709		UniCredito Italiano S.p.A	2,042,313
517,758		US Bancorp	16,842,668
45,210		Wachovia Corp	2,267,282
77,113		Washington Mutual, Inc	2,722,860
759,853	e	Wells Fargo & Co	27,065,964
		TOTAL DEPOSITORY INSTITUTIONS	174,480,833

EATING AND DRINKING PLACES - 1.89%
1,288,664		Compass Group plc	7,962,528
307,387		Darden Restaurants, Inc	12,867,220
		TOTAL EATING AND DRINKING PLACES	20,829,748

ELECTRIC, GAS, AND SANITARY SERVICES - 4.88%
767,895	*	Allied Waste Industries, Inc	9,790,661
128,703		American Electric Power Co, Inc	5,930,634
439,862		CMS Energy Corp	7,398,479
54,968		Constellation Energy Group, Inc	4,715,705
8,114		Dominion Resources, Inc	684,010
221,489	e	DPL, Inc	5,816,301
24,163		Duke Energy Corp	451,606
19,962		Entergy Corp	2,161,685
17,547		FirstEnergy Corp	1,111,427
58,363		FPL Group, Inc	3,553,139
6,133		MDU Resources Group, Inc	170,743
41,008	*	Mirant Corp	1,668,205
83,246		PG&E Corp	3,979,159
27,744		PPL Corp	1,284,547
30,260		Southern Co	1,097,833
140,000		TECO Energy, Inc	2,300,200
70,000		Westar Energy, Inc	1,719,200
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	53,833,534

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.74%
17,727	*	Celestica Inc	$108,312
97,849	*	Ciena Corp	3,726,090
171,001	*	Cisco Systems, Inc	5,661,843
622,131	e*	Finisar Corp	1,741,967
236,463		Intel Corp	6,114,933
190,286		Maxim Integrated Products, Inc	5,584,894
468,790		Motorola, Inc	8,686,679
189,521		National Semiconductor Corp	5,139,810
123,335	*	Network Appliance, Inc	3,318,945
236,800	e*	Qimonda AG. (ADR)	2,675,840
99,000		Qualcomm, Inc	4,183,740
16,921	g	Samsung Electronics Co Ltd (GDR)	5,308,964
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	52,252,017

ENGINEERING AND MANAGEMENT SERVICES - 0.60%
408	e*	Affymax, Inc	11,040
5,530	*	KBR, Inc	214,398
112,720	e*	URS Corp	6,363,044
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,588,482

FABRICATED METAL PRODUCTS - 1.26%
232,930		Illinois Tool Works, Inc	13,891,945
		TOTAL FABRICATED METAL PRODUCTS	13,891,945

FOOD AND KINDRED PRODUCTS - 4.10%
311,055		ConAgra Foods, Inc	8,127,867
468,940		Kraft Foods, Inc (Class A)	16,183,119
60,000		McCormick & Co, Inc	2,158,200
71,135		Molson Coors Brewing Co (Class B)	7,090,025
158,460		PepsiCo, Inc	11,608,780
		TOTAL FOOD AND KINDRED PRODUCTS	45,167,991

FORESTRY - 0.78%
155,273		Rayonier, Inc	7,459,315
15,000		Weyerhaeuser Co	1,084,500
		TOTAL FORESTRY	8,543,815

FURNITURE AND FIXTURES - 0.04%
20,884		Masco Corp	483,882
		TOTAL FURNITURE AND FIXTURES	483,882

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
263,084	e	Circuit City Stores, Inc	2,080,994
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,080,994

GENERAL BUILDING CONTRACTORS - 0.38%
370,100		Daikyo, Inc	1,195,378
126,183	e	Standard-Pacific Corp	692,745
117,112	e*	Toll Brothers, Inc	2,341,069
		TOTAL GENERAL BUILDING CONTRACTORS	4,229,192

GENERAL MERCHANDISE STORES - 0.87%
230,472		Macy's, Inc	7,448,855
49,293		Wal-Mart Stores, Inc	2,151,639
		TOTAL GENERAL MERCHANDISE STORES	9,600,494

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 0.44%
277,728	e*	Healthsouth Corp	$4,863,017
		TOTAL HEALTH SERVICES	4,863,017

HOLDING AND OTHER INVESTMENT OFFICES - 0.60%
11	e	Cross Timbers Royalty Trust	439
45,780		iShares Russell 1000 Value Index Fund	3,934,791
60,167	e	Plum Creek Timber Co, Inc	2,693,075
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,628,305

HOTELS AND OTHER LODGING PLACES - 1.52%
169,491		Accor S.A.	15,047,284
27,996		Starwood Hotels & Resorts Worldwide, Inc	1,700,757
		TOTAL HOTELS AND OTHER LODGING PLACES	16,748,041

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.28%
17,149		Alstom RGPT	3,486,337
92,667		American Standard Cos, Inc	3,300,799
567,160	*	Brocade Communications Systems, Inc	4,854,890
390		Deere & Co	57,884
990,967		General Electric Co	41,026,034
126,578		International Game Technology	5,455,512
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	58,181,456

INSTRUMENTS AND RELATED PRODUCTS - 6.20%
48,101		Applera Corp (Applied Biosystems Group)	1,666,219
35,000		Beckman Coulter, Inc	2,581,600
61,780	*	Eagle Test Systems, Inc	792,020
205,683		Emerson Electric Co	10,946,449
386,373		Johnson & Johnson	25,384,706
148,387		Medtronic, Inc	8,370,511
152,439	*	St. Jude Medical, Inc	6,717,987
207,281	*	Thermo Electron Corp	11,964,259
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	68,423,751

INSURANCE AGENTS, BROKERS AND SERVICE - 1.17%
52,120		AON Corp	2,335,497
114,025		Hartford Financial Services Group, Inc	10,553,014
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	12,888,511

INSURANCE CARRIERS - 5.50%
42,348		ACE Ltd	2,565,018
1,248		Aegon NV	23,749
137,865		Aetna, Inc	7,481,934
52,558		Allstate Corp	3,005,792
136,573		American International Group, Inc	9,239,163
14,569		Aspen Insurance Holdings Ltd	406,621
90,258		Genworth Financial, Inc (Class A)	2,773,628
80,359	e	Max Re Capital Ltd	2,253,266
100,000	e	MGIC Investment Corp	3,231,000
69,524	e	PartnerRe Ltd	5,491,701
110,555		Platinum Underwriters Holdings Ltd	3,975,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
48,097		Prudential Financial, Inc	$4,693,305
232,796		Travelers Cos, Inc/The	11,718,951
48,221		XL Capital Ltd (Class A)	3,819,103
		TOTAL INSURANCE CARRIERS	60,678,789

METAL MINING - 0.09%
22,929		Newmont Mining Corp	1,025,614
		TOTAL METAL MINING	1,025,614

MISCELLANEOUS RETAIL - 0.29%
691,715	e*	Rite Aid Corp	3,195,723
		TOTAL MISCELLANEOUS RETAIL	3,195,723

MOTION PICTURES - 1.13%
340,020		News Corp (Class A)	7,477,040
274,559		Time Warner, Inc	5,040,903
		TOTAL MOTION PICTURES	12,517,943

NONDEPOSITORY INSTITUTIONS - 2.70%
83,185		CIT Group, Inc	3,344,037
312,817		Discover Financial Services	6,506,594
328,201		Fannie Mae	19,957,903
		TOTAL NONDEPOSITORY INSTITUTIONS	29,808,534

OIL AND GAS EXTRACTION - 2.33%
26,170		Anadarko Petroleum Corp	1,406,638
28,000		Baker Hughes, Inc	2,530,360
47,627		BJ Services Co	1,264,497
4,149		Equitable Resources, Inc	215,209
206,739		Halliburton Co	7,938,778
305,000	*	Integra Group Holdings (GDR)	4,742,750
1,745		Pogo Producing Co	92,677
124,686	*	Pride International, Inc	4,557,273
48,000		XTO Energy, Inc	2,968,320
		TOTAL OIL AND GAS EXTRACTION	25,716,502

PAPER AND ALLIED PRODUCTS - 1.35%
108,569		Anglo American plc	7,305,906
25,713		Kimberly-Clark Corp	1,806,595
11,930	*	Mondi Ltd	119,114
579,826		Mondi plc	5,516,390
10,183	*	Smurfit-Stone Container Corp	118,937
		TOTAL PAPER AND ALLIED PRODUCTS	14,866,942

PETROLEUM AND COAL PRODUCTS - 8.95%
136,976		Apache Corp	12,336,059
194,851		Chevron Corp	18,234,157
112,564		ConocoPhillips	9,879,742
164,460		Devon Energy Corp	13,683,072
73,939		EOG Resources, Inc	5,348,008
144,435		Exxon Mobil Corp	13,368,904
338,703		Occidental Petroleum Corp	21,704,088
55,350		Petroleo Brasileiro S.A. (ADR)	4,178,925
		TOTAL PETROLEUM AND COAL PRODUCTS	98,732,955

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.03%
12,081		Spectra Energy Corp	$295,743
		TOTAL PIPELINES, EXCEPT NATURAL GAS	295,743

PRIMARY METAL INDUSTRIES - 0.42%
16,000		Vallourec	4,608,650
		TOTAL PRIMARY METAL INDUSTRIES	4,608,650

REAL ESTATE - 0.55%
1,640,472	*	Unitech Corporate Parks plc	3,440,306
164,400		Urban Corp	2,666,410
		TOTAL REAL ESTATE	6,106,716

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.64%
243,343		Newell Rubbermaid, Inc	7,013,145
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,013,145

SECURITY AND COMMODITY BROKERS - 3.83%
44,060	e	Bear Stearns Cos, Inc	5,411,009
25,444		Goldman Sachs Group, Inc	5,514,733
323,876		Lehman Brothers Holdings, Inc	19,992,865
50,230		Merrill Lynch & Co, Inc	3,580,394
123,138		Morgan Stanley	7,757,694
		TOTAL SECURITY AND COMMODITY BROKERS	42,256,695

TOBACCO PRODUCTS - 1.27%
201,391		Altria Group, Inc	14,002,716
		TOTAL TOBACCO PRODUCTS	14,002,716

TRANSPORTATION BY AIR - 0.68%
93,778	e*	AMR Corp	2,090,312
342,511	e*	JetBlue Airways Corp	3,157,951
49,105	e*	UAL Corp	2,284,856
		TOTAL TRANSPORTATION BY AIR	7,533,119

TRANSPORTATION EQUIPMENT - 1.43%
1,361,212	e*	Ford Motor Co	11,556,690
8,330		Lockheed Martin Corp	903,722
51,150		Raytheon Co	3,264,393
		TOTAL TRANSPORTATION EQUIPMENT	15,724,805

TRANSPORTATION SERVICES - 0.64%
309,284	e	UTI Worldwide, Inc	7,107,346
		TOTAL TRANSPORTATION SERVICES	7,107,346

WATER TRANSPORTATION - 0.44%
125,370	e	Royal Caribbean Cruises Ltd	4,893,191
		TOTAL WATER TRANSPORTATION	4,893,191

WHOLESALE TRADE-DURABLE GOODS - 0.01%
5,846	e*	Solera Holdings, Inc	105,169
		TOTAL WHOLESALE TRADE-DURABLE GOODS	105,169

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

PRINCIPAL		COMPANY	VALUE
		TOTAL COMMON STOCKS
		(Cost $1,034,074,676)	$1,098,050,932

SHORT-TERM INVESTMENTS - 6.34%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 0.25%
$ 2,790,000		Federal Home Loan Bank (FHLB), 10/01/07	2,789,070

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.09%
67,180,059		State Street Navigator Securities Lending Prime Portfolio	67,180,059

		TOTAL SHORT- TERM INVESTMENTS
		(Cost $69,970,059)	69,969,129

		TOTAL PORTFOLIO - 105.91%
		(Cost $1,104,044,735)	1,168,020,061
		OTHER ASSETS & LIABILITIES, NET - (5.91)%	(65,215,231)
		NET ASSETS - 100.00%	$1,102,804,830

		ABBREVIATION:
		ADR - American Depositary Receipt
		GDR - Global Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration to qualified institutional buyers.
		At September 30, 2007, the value of these securities amounted to $5,308,964 or 0.48% of net assets.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.84%

AMUSEMENT AND RECREATION SERVICES - 0.81%
168,086	*	Activision, Inc	$3,628,977
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,628,977

APPAREL AND OTHER TEXTILE PRODUCTS - 2.00%
95,769	e	Guess ?, Inc	4,695,554
36,147		Phillips-Van Heusen Corp	1,896,995
30,939	e	Polo Ralph Lauren Corp	2,405,507
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	8,998,056

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.07%
139,551	*	Copart, Inc	4,799,159
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,799,159

BUSINESS SERVICES - 9.93%
124,364	*	Adobe Systems, Inc	5,429,732
91,477	e	Arbitron, Inc	4,147,567
72,619	e*	Cavium Networks, Inc	2,360,118
35,029	e*	Cerner Corp	2,095,084
57,286	*	Citrix Systems, Inc	2,309,772
44,248	e*	Cognizant Technology Solutions Corp (Class A)	3,529,663
109,398	*	Electronic Arts, Inc	6,125,194
50,701	e*	Focus Media Holding Ltd (ADR)	2,941,672
306,940		Michael Page International plc	2,590,489
63,114		Omnicom Group, Inc	3,035,152
214,716	e*	RSC Holdings, Inc	3,521,342
161,991	*	Sybase, Inc	3,746,852
54,810	e*	WebMD Health Corp (Class A)	2,855,601
		TOTAL BUSINESS SERVICES	44,688,238

CHEMICALS AND ALLIED PRODUCTS - 5.84%
58,696		Air Products & Chemicals, Inc	5,738,121
53,150	e	Church & Dwight Co, Inc	2,500,176
129,070	e	Ecolab, Inc	6,092,104
83,714	e*	Hospira, Inc	3,469,945
33,401	e	Shire plc (ADR)	2,471,006
143,356	*	VCA Antech, Inc	5,985,113
		TOTAL CHEMICALS AND ALLIED PRODUCTS	26,256,465

COAL MINING - 1.11%
106,746	e	Consol Energy, Inc	4,974,364
		TOTAL COAL MINING	4,974,364

COMMUNICATIONS - 5.35%
144,205	e*	American Tower Corp (Class A)	6,278,686
162,925	e*	Aruba Networks, Inc	3,258,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
119,478	e*	Crown Castle International Corp	$4,854,391
135,832	e*	NeuStar, Inc (Class A)	4,657,679
60,959	*	NII Holdings, Inc	5,007,782
		TOTAL COMMUNICATIONS	24,057,038

EATING AND DRINKING PLACES - 1.63%
28,945	e*	Chipotle Mexican Grill, Inc (Class A)	3,419,273
115,898	e	Yum! Brands, Inc	3,920,829
		TOTAL EATING AND DRINKING PLACES	7,340,102

ELECTRIC, GAS, AND SANITARY SERVICES - 3.27%
55,863		Constellation Energy Group, Inc	4,792,487
253,585	e*	Covanta Holding Corp	6,215,368
87,790	e*	NRG Energy, Inc	3,712,639
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	14,720,494

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.61%
99,057	e	Analog Devices, Inc	3,581,901
113,416	e*	Broadcom Corp (Class A)	4,132,879
19,810	e*	First Solar, Inc	2,332,429
52,342		Harris Corp	3,024,844
277,124	e*	Infineon Technologies AG. (ADR)	4,760,990
94,327	e*	JA Solar Holdings Co Ltd (ADR)	4,239,999
58,630		L-3 Communications Holdings, Inc	5,988,468
107,539		Maxim Integrated Products, Inc	3,156,270
152,012	*	Network Appliance, Inc	4,090,643
138,898	*	Nvidia Corp	5,033,664
137,297	e*	Starent Networks Corp	2,898,340
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	43,240,427

ENGINEERING AND MANAGEMENT SERVICES - 1.05%
62,536	e*	Jacobs Engineering Group, Inc	4,726,471
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,726,471

FOOD AND KINDRED PRODUCTS - 2.88%
35,786		Bunge Ltd	3,845,206
77,227	e*	Hansen Natural Corp	4,377,226
131,339		McCormick & Co, Inc	4,724,264
		TOTAL FOOD AND KINDRED PRODUCTS	12,946,696

FURNITURE AND HOME FURNISHINGS STORES - 0.35%
28,393	*	GameStop Corp (Class A)	1,599,946
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,599,946

GENERAL MERCHANDISE STORES - 2.33%
88,815	e	JC Penney Co, Inc	5,628,207
167,088		TJX Cos, Inc	4,857,248
		TOTAL GENERAL MERCHANDISE STORES	10,485,455

HEALTH SERVICES - 1.30%
90,590	e	Manor Care, Inc	5,833,996
		TOTAL HEALTH SERVICES	5,833,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 3.35%
60,368		iShares Russell Midcap Growth Index Fund	$7,008,725
138,322	e	iStar Financial, Inc	4,701,565
38,388		Macerich Co	3,362,021
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,072,311

HOTELS AND OTHER LODGING PLACES - 1.20%
88,634		Starwood Hotels & Resorts Worldwide, Inc	5,384,516
		TOTAL HOTELS AND OTHER LODGING PLACES	5,384,516

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.99%
129,229	e*	AuthenTec, Inc	1,292,290
110,963	e*	Dresser-Rand Group, Inc	4,739,230
45,968		Flowserve Corp	3,501,842
56,687		International Game Technology	2,443,210
188,910	*	Netezza Corp	2,363,264
89,251	e*	Riverbed Technology, Inc	3,604,848
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	17,944,684

INSTRUMENTS AND RELATED PRODUCTS - 8.86%
128,291	e	Allergan, Inc	8,270,921
41,666	e	Bard (C.R.), Inc	3,674,525
65,695	e*	Hologic, Inc	4,007,395
7,482	*	Intuitive Surgical, Inc	1,720,860
85,085	e*	Resmed, Inc	3,647,594
51,755	e	Rockwell Collins, Inc	3,780,185
128,629	*	St. Jude Medical, Inc	5,668,680
92,927	*	Thermo Electron Corp	5,363,746
95,606	*	Trimble Navigation Ltd	3,748,711
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	39,882,617

JUSTICE, PUBLIC ORDER AND SAFETY - 0.51%
88,010	*	Corrections Corp of America	2,303,222
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,303,222

LEATHER AND LEATHER PRODUCTS - 2.06%
101,695	*	Coach, Inc	4,807,123
66,648	e*	CROCS, Inc	4,482,078
		TOTAL LEATHER AND LEATHER PRODUCTS	9,289,201

METAL MINING - 0.63%
27,102		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,842,729
		TOTAL METAL MINING	2,842,729

MISCELLANEOUS RETAIL - 0.00%**
32	e*	Nutri/System, Inc	1,500
		TOTAL MISCELLANEOUS RETAIL	1,500

MOTION PICTURES - 0.89%
179,769	e	National CineMedia, Inc	4,026,826
		TOTAL MOTION PICTURES	4,026,826

NONDEPOSITORY INSTITUTIONS - 1.29%
93,053		Textron, Inc	5,788,827
		TOTAL NONDEPOSITORY INSTITUTIONS	5,788,827

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 10.18%
145,244	*	Denbury Resources, Inc	$6,490,954
101,300	e	Equitable Resources, Inc	5,254,431
34,827	*	National Oilwell Varco, Inc	5,032,502
65,113		Noble Corp	3,193,793
100,354		Saipem S.p.A.	4,281,526
96,442		Smith International, Inc	6,885,959
78,116	e*	Southwestern Energy Co	3,269,155
89,327	*	Weatherford International Ltd	6,000,988
87,216		XTO Energy, Inc	5,393,437
		TOTAL OIL AND GAS EXTRACTION	45,802,745

PRIMARY METAL INDUSTRIES - 1.97%
27,394		Precision Castparts Corp	4,053,764
143,103	e*	Titanium Metals Corp	4,802,537
		TOTAL PRIMARY METAL INDUSTRIES	8,856,301

REAL ESTATE - 1.65%
115,053	e*	CB Richard Ellis Group, Inc (Class A)	3,203,076
76,729	e	Forest City Enterprises, Inc (Class A)	4,232,372
		TOTAL REAL ESTATE	7,435,448

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.80%
120,860	e*	Goodyear Tire & Rubber Co	3,675,353
75,281		Nike, Inc (Class B)	4,415,983
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	8,091,336

SECURITY AND COMMODITY BROKERS - 3.46%
6,817		CME Group, Inc	4,003,965
25,130	e*	IntercontinentalExchange, Inc	3,817,247
19,029	e	Nymex Holdings, Inc	2,477,195
94,515		T Rowe Price Group, Inc	5,263,540
		TOTAL SECURITY AND COMMODITY BROKERS	15,561,947

SPECIAL TRADE CONTRACTORS - 1.19%
203,137	e*	Quanta Services, Inc	5,372,974
		TOTAL SPECIAL TRADE CONTRACTORS	5,372,974

STONE, CLAY, AND GLASS PRODUCTS - 0.78%
162,716		Gentex Corp	3,488,631
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,488,631

TRANSPORTATION EQUIPMENT - 0.84%
55,808		ITT Industries, Inc	3,791,037
		TOTAL TRANSPORTATION EQUIPMENT	3,791,037

WATER TRANSPORTATION - 1.78%
122,134	e	Genco Shipping & Trading Ltd	8,003,441
		TOTAL WATER TRANSPORTATION	8,003,441

WHOLESALE TRADE-DURABLE GOODS - 2.17%
113,861	e*	Cytyc Corp	5,425,477
223,884	*	DemandTec, Inc	3,056,017

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
36,452	e*	LKQ Corp	$1,268,889
		TOTAL WHOLESALE TRADE-DURABLE GOODS	9,750,383

WHOLESALE TRADE-NONDURABLE GOODS - 1.71%
68,499	e*	Bare Escentuals, Inc	1,703,570
54,846		Wimm-Bill-Dann Foods OJSC (ADR)	5,996,862
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,700,432

		TOTAL COMMON STOCKS
		(Cost $382,759,093)	444,686,992

SHORT-TERM INVESTMENTS - 27.48%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.48%
123,618,520		State Street Navigator Securities Lending Prime Portfolio	123,618,520
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $123,618,520)	123,618,520

		TOTAL PORTFOLIO - 126.32%
		(Cost $506,377,613)	568,305,512
		OTHER ASSETS & LIABILITIES, NET - (26.32%)	(118,406,049)
		NET ASSETS - 100.00%	$449,899,463

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.77%

AMUSEMENT AND RECREATION SERVICES - 0.34%
50,000	*	Penn National Gaming, Inc	$2,951,000
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,951,000

APPAREL AND ACCESSORY STORES - 0.55%
255,000		Gap, Inc	4,702,200
		TOTAL APPAREL AND ACCESSORY STORES	4,702,200

APPAREL AND OTHER TEXTILE PRODUCTS - 0.43%
108,000	e	Liz Claiborne, Inc	3,707,640
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,707,640

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
85,000		Asbury Automotive Group, Inc	1,683,850
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,683,850

BUSINESS SERVICES - 4.30%
90,000	*	Affiliated Computer Services, Inc (Class A)	4,521,600
41,000		Automatic Data Processing, Inc	1,883,130
110,000	e*	CACI International, Inc (Class A)	5,619,900
218,000	*	Computer Sciences Corp	12,186,200
27,000	e*	DynCorp International, Inc (Class A)	623,970
350,000	e*	Earthlink, Inc	2,772,000
133,000		Electronic Data Systems Corp	2,904,720
95,000	e*	Juniper Networks, Inc	3,477,950
264,000	*	Novell, Inc	2,016,960
10,471	e*	VMware, Inc	890,035
		TOTAL BUSINESS SERVICES	36,896,465

CHEMICALS AND ALLIED PRODUCTS - 6.51%
37,000	*	Agrium, Inc	2,015,442
242,000		Alberto-Culver Co	5,999,180
32,000		Clorox Co	1,951,680
147,000		Cytec Industries, Inc	10,053,330
65,000	*	Forest Laboratories, Inc	2,423,850
86,000	*	Invitrogen Corp	7,028,780
180,000	*	Keryx Biopharmaceuticals, Inc	1,789,200
112,000		Methanex Corp	2,818,439
159,000		PPG Industries, Inc	12,012,450
93,000		Rohm & Haas Co	5,177,310
45,000		Sigma-Aldrich Corp	2,193,300
89,000	e*	Theravance, Inc	2,322,010
		TOTAL CHEMICALS AND ALLIED PRODUCTS	55,784,971

COAL MINING - 0.41%
40,000	e	Arch Coal, Inc	1,349,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
46,000	e	Peabody Energy Corp	$2,202,020
		TOTAL COAL MINING	3,551,620

COMMUNICATIONS - 2.30%
50,000	*	Cablevision Systems Corp (Class A)	1,747,000
55,000		CenturyTel, Inc	2,542,100
292,976	e*	Crown Media Holdings, Inc (Class A)	2,106,497
23,000	*	EchoStar Communications Corp (Class A)	1,076,630
55,000	*	Liberty Media Corp - Capital (Series A)	6,865,650
86,000	e	Manitoba Telecom Services, Inc	4,184,789
45,000	e*	MetroPCS Communications, Inc	1,227,600
		TOTAL COMMUNICATIONS	19,750,266

DEPOSITORY INSTITUTIONS - 7.72%
82,000		Astoria Financial Corp	2,175,460
56,361		Banco Bilbao Vizcaya Argentaria S.A. (ADR)	1,312,084
73,000		Bank of New York Mellon Corp/The	3,222,220
123,000	e	Colonial Bancgroup, Inc	2,659,260
35,000		Comerica, Inc	1,794,800
24,000		Cullen/Frost Bankers, Inc	1,202,880
116,000		Greater Bay Bancorp	3,201,600
868,000		Hudson City Bancorp, Inc	13,349,840
89,000		Marshall & Ilsley Corp	3,895,530
50,000		National Bank of Greece S.A.	3,186,984
172,000	e	New York Community Bancorp, Inc	3,276,600
77,000		Northern Trust Corp	5,102,790
60,000		PNC Financial Services Group, Inc	4,086,000
98,000		Sovereign Bancorp, Inc	1,669,920
367,000		TCF Financial Corp	9,608,060
225,000	e	Valley National Bancorp	4,990,500
70,000		Western Union Co	1,467,900
		TOTAL DEPOSITORY INSTITUTIONS	66,202,428

EATING AND DRINKING PLACES - 1.12%
229,000		Darden Restaurants, Inc	9,585,940
		TOTAL EATING AND DRINKING PLACES	9,585,940

ELECTRIC, GAS, AND SANITARY SERVICES - 14.14%
43,000		Allegheny Energy, Inc	2,247,180
513,000	*	Allied Waste Industries, Inc	6,540,750
147,000		American Electric Power Co, Inc	6,773,760
100,000		CMS Energy Corp	1,682,000
112,000		Constellation Energy Group, Inc	9,608,480
165,000	e	DPL, Inc	4,332,900
89,000		Edison International	4,935,050
52,000		Energen Corp	2,970,240
57,000		Entergy Corp	6,172,530
29,000		FirstEnergy Corp	1,836,860
128,000		Fortum Oyj	4,698,085
156,600	e	Integrys Energy Group, Inc	8,022,618
71,000	*	Mirant Corp	2,888,280
186,000	e*	NRG Energy, Inc	7,865,940
310,300	e	NorthWestern Corp	8,430,851
91,123	e*	Ocean Power Technologies, Inc	1,430,631

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
159,000		PPL Corp	$7,361,700
195,000		Pepco Holdings, Inc	5,280,600
197,000		Progress Energy, Inc	9,229,450
123,000		Questar Corp	6,461,190
205,000		Southern Union Co	6,377,550
63,000		Williams Cos, Inc	2,145,780
183,000		Xcel Energy, Inc	3,941,820
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	121,234,245

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.53%
106,000	e*	Cree, Inc	3,296,600
239,000	*	Fairchild Semiconductor International, Inc	4,464,520
220,000	*	Gemstar-TV Guide International, Inc	1,531,200
187,000	*	Infineon Technologies AG. (ADR)	3,212,660
116,000		L-3 Communications Holdings, Inc	11,848,240
280,800	e*	LSI Logic Corp	2,083,536
400,000	*	Tellabs, Inc	3,808,000
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,244,756

ENGINEERING AND MANAGEMENT SERVICES - 1.26%
40,000	*	McDermott International, Inc	2,163,200
76,000	*	Shaw Group, Inc	4,415,600
75,500	*	URS Corp	4,261,975
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	10,840,775

FABRICATED METAL PRODUCTS - 1.31%
494,000	*	Crown Holdings, Inc	11,243,440
		TOTAL FABRICATED METAL PRODUCTS	11,243,440

FOOD AND KINDRED PRODUCTS - 2.35%
125,000		Del Monte Foods Co	1,312,500
48,000		Hershey Co	2,227,680
83,000		McCormick & Co, Inc	2,985,510
66,000		Pepsi Bottling Group, Inc	2,453,220
355,000	*	Smithfield Foods, Inc	11,182,500
		TOTAL FOOD AND KINDRED PRODUCTS	20,161,410

FOOD STORES - 1.28%
292,000		Kroger Co	8,327,840
68,000		Supervalu, Inc	2,652,680
		TOTAL FOOD STORES	10,980,520

FURNITURE AND FIXTURES - 0.41%
152,000		Masco Corp	3,521,840
		TOTAL FURNITURE AND FIXTURES	3,521,840

GENERAL MERCHANDISE STORES - 0.35%
93,000		Macy's, Inc	3,005,760
		TOTAL GENERAL MERCHANDISE STORES	3,005,760

HEALTH SERVICES - 1.19%
18,000	e*	Coventry Health Care, Inc	1,119,780
63,500	*	DaVita, Inc	4,011,930
220,000	e*	Healthsouth Corp	3,852,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
15,000	*	WellPoint, Inc	$1,183,800
		TOTAL HEALTH SERVICES	10,167,710

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.75%
93,000		Bouygues S.A.	8,021,746
89,000		Vinci S.A.	6,953,343
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	14,975,089

HOLDING AND OTHER INVESTMENT OFFICES - 9.26%
95,000	*	Archstone-Smith Trust	5,713,300
62,000		Boston Properties, Inc	6,441,800
60,000		CBL & Associates Properties, Inc	2,103,000
37,000		Camden Property Trust	2,377,250
45,000	e	Douglas Emmett, Inc	1,112,850
60,000		Equity Residential	2,541,600
61,329	g,m,v*	GSC Capital Corp	118,978
90,000		General Growth Properties, Inc	4,825,800
82,000	e	Glimcher Realty Trust	1,927,000
70,000		iShares Russell 1000 Value Index Fund	6,016,500
63,000		iShares Russell Midcap Value Index Fund	9,531,900
75,000		Kimco Realty Corp	3,390,750
32,000		Mack-Cali Realty Corp	1,315,200
31,000		Pennsylvania Real Estate Investment Trust	1,207,140
127,000		Plum Creek Timber Co, Inc	5,684,520
41,000	e	Post Properties, Inc	1,586,700
76,000		Potlatch Corp	3,422,280
89,000		Prologis	5,905,150
31,500		Public Storage, Inc	2,477,475
90,000		Taubman Centers, Inc	4,927,500
62,000		Vornado Realty Trust	6,779,700
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	79,406,393

HOTELS AND OTHER LODGING PLACES - 3.04%
123,000		Accor S.A.	10,919,848
47,000	*	MGM Mirage	4,203,680
41,000	e	Orient-Express Hotels Ltd (Class A)	2,102,070
146,000		Starwood Hotels & Resorts Worldwide, Inc	8,869,500
		TOTAL HOTELS AND OTHER LODGING PLACES	26,095,098

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.73%
142,000		American Standard Cos, Inc	5,058,040
52,000		Curtiss-Wright Corp	2,470,000
14,500		Deere & Co	2,152,090
102,000		Dover Corp	5,196,900
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	14,877,030

INSTRUMENTS AND RELATED PRODUCTS - 4.54%
55,000	*	Agilent Technologies, Inc	2,028,400
65,000		Applera Corp (Applied Biosystems Group)	2,251,600
240,000		BAE Systems plc	2,423,275
37,000		Beckman Coulter, Inc	2,729,120
76,000	e	Cooper Cos, Inc	3,983,920
29,500	*	Mettler-Toledo International, Inc	3,009,000
250,000	*	Thermo Electron Corp	14,430,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
25,000	*	Waters Corp	$1,673,000
369,000	*	Xerox Corp	6,398,460
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	38,926,775

INSURANCE AGENTS, BROKERS AND SERVICE - 0.94%
112,000		AON Corp	5,018,720
32,500		Hartford Financial Services Group, Inc	3,007,875
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	8,026,595

INSURANCE CARRIERS - 5.40%
99,300		ACE Ltd	6,014,601
68,000		Aetna, Inc	3,690,360
80,000		Axis Capital Holdings Ltd	3,112,800
46,000		CNA Financial Corp	1,808,720
263,000	*	Conseco, Inc	4,208,000
49,000		Everest Re Group Ltd	5,401,760
258,000		Genworth Financial, Inc (Class A)	7,928,340
40,000		Hanover Insurance Group, Inc	1,767,600
76,000	e	Max Re Capital Ltd	2,131,040
48,000		OneBeacon Insurance Group Ltd	1,034,400
36,000	e	PartnerRe Ltd	2,843,640
80,000		XL Capital Ltd (Class A)	6,336,000
		TOTAL INSURANCE CARRIERS	46,277,261

METAL MINING - 0.85%
95,000		Cameco Corp	4,382,044
43,500		Compania de Minas Buenaventura S.A. (ADR)	2,078,430
81,000	e*	Stillwater Mining Co	833,490
		TOTAL METAL MINING	7,293,964

MISCELLANEOUS RETAIL - 0.90%
80,000		Barnes & Noble, Inc	2,820,800
46,000		Compagnie Financiere Richemont AG.	3,048,228
391,000	e*	Rite Aid Corp	1,806,420
		TOTAL MISCELLANEOUS RETAIL	7,675,448

MOTION PICTURES - 0.68%
38,000		CBS Corp (Class B)	1,197,000
112,000	*	Discovery Holding Co (Class A)	3,231,200
64,000	e	Regal Entertainment Group (Class A)	1,404,800
		TOTAL MOTION PICTURES	5,833,000

OIL AND GAS EXTRACTION - 1.03%
45,000		BJ Services Co	1,194,750
89,000	e*	Forest Oil Corp	3,830,560
105,000	*	Pride International, Inc	3,837,750
		TOTAL OIL AND GAS EXTRACTION	8,863,060

PAPER AND ALLIED PRODUCTS - 3.37%
209,000		Anglo American plc	14,064,183
110,000	e	Bowater, Inc	1,641,200
152,000		Greif, Inc (Class A)	9,223,360
45,000		Sonoco Products Co	1,358,100
50,000		Temple-Inland, Inc	2,631,500
		TOTAL PAPER AND ALLIED PRODUCTS	28,918,343

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 1.89%
132,000		Cabot Oil & Gas Corp	$4,641,120
65,000	*	Newfield Exploration Co	3,130,400
121,000		Noble Energy, Inc	8,474,840
		TOTAL PETROLEUM AND COAL PRODUCTS	16,246,360

PRIMARY METAL INDUSTRIES - 2.10%
5,000		Carpenter Technology Corp	650,050
21,000		Nucor Corp	1,248,870
28,500		Precision Castparts Corp	4,217,430
11,000	*	RTI International Metals, Inc	871,860
45,000		Steel Dynamics, Inc	2,101,500
32,000		United States Steel Corp	3,390,080
19,200		Vallourec	5,530,380
		TOTAL PRIMARY METAL INDUSTRIES	18,010,170

PRINTING AND PUBLISHING - 1.35%
71,500		Gannett Co, Inc	3,124,550
65,000		Meredith Corp	3,724,500
85,000	*	R.H. Donnelley Corp	4,761,700
		TOTAL PRINTING AND PUBLISHING	11,610,750

RAILROAD TRANSPORTATION - 0.62%
80,000		CSX Corp	3,418,400
36,000		Norfolk Southern Corp	1,868,760
		TOTAL RAILROAD TRANSPORTATION	5,287,160

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.14%
340,000		Newell Rubbermaid, Inc	9,798,800
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	9,798,800

SECURITY AND COMMODITY BROKERS - 0.74%
101,000		Charles Schwab Corp	2,181,600
93,000		Jefferies Group, Inc	2,588,190
57,000		Waddell & Reed Financial, Inc (Class A)	1,540,710
		TOTAL SECURITY AND COMMODITY BROKERS	6,310,500

TOBACCO PRODUCTS - 1.60%
81,000		Loews Corp (Carolina Group)	6,660,630
83,000	e	Reynolds American, Inc	5,277,970
78,750	e	Vector Group Ltd	1,764,787
		TOTAL TOBACCO PRODUCTS	13,703,387

TRANSPORTATION BY AIR - 1.84%
107,000	e*	AMR Corp	2,385,030
102,000	e*	Continental Airlines, Inc (Class B)	3,369,060
235,000	*	easyJet plc	2,521,841
162,000	e*	UAL Corp	7,537,860
		TOTAL TRANSPORTATION BY AIR	15,813,791

TRANSPORTATION EQUIPMENT - 3.44%
125,000		Autoliv, Inc	7,468,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
555,000	e*	Ford Motor Co	$4,711,950
20,500		General Dynamics Corp	1,731,635
87,000	e	Group 1 Automotive, Inc	2,920,590
39,000		Harsco Corp	2,311,530
37,000		ITT Industries, Inc	2,513,410
128,000	*	Spirit Aerosystems Holdings, Inc (Class A)	4,984,320
89,000	*	TRW Automotive Holdings Corp	2,819,520
		TOTAL TRANSPORTATION EQUIPMENT	29,461,705

WATER TRANSPORTATION - 0.69%
127,000		Danaos Corp	4,584,700
68,000	e	Omega Navigation Enterprises, Inc (Class A)	1,355,240
		TOTAL WATER TRANSPORTATION	5,939,940

WHOLESALE TRADE-NONDURABLE GOODS - 1.17%
59,000	v	Akzo Nobel NV (ADR)	4,899,950
53,000		Dean Foods Co	1,355,740
97,000	e	Macquarie Infrastructure Co LLC	3,743,230
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	9,998,920

		TOTAL COMMON STOCKS	855,566,375
		(Cost $755,532,465)

SHORT-TERM INVESTMENTS - 10.74%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.74%
92,092,754		State Street Navigator Securities Lending Prime Portfolio	92,092,754
			92,092,754

		TOTAL SHORT-TERM INVESTMENTS	92,092,754
		(Cost $92,092,754)

		TOTAL PORTFOLIO - 110.51%	947,659,129
		(Cost $847,625,219)

		OTHER ASSETS & LIABILITIES, NET - (10.51)%	(90,093,943)

		NET ASSETS - 100.00%	$857,565,186

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At September 30, 2007, the value of these securities amounted to $118,978 or 0.01% of net assets.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.51%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.41%
83,738	e	Cal-Maine Foods, Inc	$2,113,547
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	2,113,547

AMUSEMENT AND RECREATION SERVICES - 0.91%
357	e	Dover Downs Gaming & Entertainment, Inc	3,709
90,800	e*	Leapfrog Enterprises, Inc	749,100
98,188	*	Live Nation, Inc	2,086,495
67,609	*	Magna Entertainment Corp	153,472
12,121	e	Speedway Motorsports, Inc	448,477
270,549	e*	Westwood One, Inc	744,010
35,100		World Wrestling Entertainment, Inc	529,308
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,714,571

APPAREL AND ACCESSORY STORES - 1.74%
132,057	*	Aeropostale, Inc	2,517,006
98,098		Brown Shoe Co, Inc	1,903,101
44,828	e	Cato Corp (Class A)	916,284
61,975	*	Charlotte Russe Holding, Inc	907,314
98,119	e*	Dress Barn, Inc	1,669,004
20,000	e*	Jo-Ann Stores, Inc	422,000
4,500	e*	Under Armour, Inc (Class A)	269,190
101,700	e*	Wet Seal, Inc (Class A)	393,579
		TOTAL APPAREL AND ACCESSORY STORES	8,997,478

APPAREL AND OTHER TEXTILE PRODUCTS - 0.68%
61,063	e*	Gymboree Corp	2,151,860
86,100	*	Maidenform Brands, Inc	1,367,268
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,519,128

AUTO REPAIR, SERVICES AND PARKING - 0.00%**
664	*	Wright Express Corp	24,229
		TOTAL AUTO REPAIR, SERVICES AND PARKING	24,229

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.03%
7,370		Asbury Automotive Group, Inc	146,000
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	146,000

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
265	*	Central Garden & Pet Co	2,359
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,359

BUSINESS SERVICES - 12.52%
595,369	*	3Com Corp	2,941,123
98,132		ABM Industries, Inc	1,960,677
83,300	e*	AMN Healthcare Services, Inc	1,560,209

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
153,911	*	Actuate Corp	$992,726
48,765		Administaff, Inc	1,770,170
8,000	*	Ansoft Corp	263,840
12,374	*	Ansys, Inc	422,820
1	*	Art Technology Group, Inc	3
10,600	e*	Aspen Technology, Inc	151,792
50,178	e	Asset Acceptance Capital Corp	582,065
4,986	e	Barrett Business Services	118,816
2,001	e*	Blue Coat Systems, Inc	157,599
11,300	*	CACI International, Inc (Class A)	577,317
422,849	e*	CMGI, Inc	575,075
58,531	e*	Commvault Systems, Inc	1,083,994
92,446	*	COMSYS IT Partners, Inc	1,554,017
99,807	*	CSG Systems International, Inc	2,120,899
13,458		Catalina Marketing Corp	435,905
39,276	*	Chordiant Software, Inc	544,365
25,716	e	Compass Diversified Trust	412,999
1,800	*	DealerTrack Holdings, Inc	75,384
52,883		Deluxe Corp	1,948,210
39,573	e*	Digital River, Inc	1,770,892
9,600	*	DynCorp International, Inc (Class A)	221,856
144,577	*	Earthlink, Inc	1,145,050
4,000	*	Gartner, Inc	97,840
21,059	*	Gerber Scientific, Inc	228,490
22,169	*	Heidrick & Struggles International, Inc	808,060
4,600		Jack Henry & Associates, Inc	118,956
89,427	*	Hudson Highland Group, Inc	1,138,406
2,603	e*	ICT Group, Inc	34,906
60,656	e*	Informatica Corp	952,299
876		Infospace, Inc	15,383
240	e	Integral Systems, Inc	5,158
500	*	Interactive Intelligence, Inc	9,500
11,075		Kelly Services, Inc (Class A)	219,396
33,875	*	Kforce, Inc	435,633
11,252	*	Korn/Ferry International	185,771
90,457	e*	Labor Ready, Inc	1,674,359
5,700	*	Lawson Software, Inc	57,057
35,675	*	LoJack Corp	676,398
128,113	*	MPS Group, Inc	1,428,460
14,544	*	Manhattan Associates, Inc	398,651
48,938	*	Mantech International Corp (Class A)	1,760,789
18,481	e*	Mentor Graphics Corp	279,063
32,327	*	MicroStrategy, Inc (Class A)	2,564,824
781	*	Ness Technologies, Inc	8,529
16,400	e*	NetFlix, Inc	339,808
31,100	*	Nuance Communications, Inc	600,541
56,592	e*	PRA International	1,663,805
24,280	*	Parametric Technology Corp	422,958
17,360	*	Progress Software Corp	526,008
3,300	e*	RSC Holdings, Inc	54,120
113,275	*	S1 Corp	1,025,139
47,209	e*	SPSS, Inc	1,942,178
10,500	e*	SRA International, Inc (Class A)	294,840
43,400	e*	SYNNEX Corp	892,304

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
7,400	*	Sonus Networks, Inc	$45,140
37,712		Sotheby's	1,802,256
103,114	*	Spherion Corp	851,722
122,268	*	Sybase, Inc	2,828,059
90,390	*	SYKES Enterprises, Inc	1,501,378
92,791	*	THQ, Inc	2,317,919
157,887	*	TIBCO Software, Inc	1,166,785
33,320	*	TeleTech Holdings, Inc	796,681
40,747	e*	Travelzoo, Inc	935,144
39,400	e	United Online, Inc	591,394
136,600	*	Valueclick, Inc	3,068,036
62,549		Viad Corp	2,251,764
19,050	*	Vignette Corp	382,333
50,100	e*	Volt Information Sciences, Inc	883,764
124,838	e*	eSpeed, Inc (Class A)	1,064,868
		TOTAL BUSINESS SERVICES	64,734,675

CHEMICALS AND ALLIED PRODUCTS - 5.99%
23,868	e*	Acorda Therapeutics, Inc	437,978
7,363	e*	Adams Respiratory Therapeutics, Inc	283,770
8,800	e*	Alexion Pharmaceuticals, Inc	573,320
82,007	e*	Alkermes, Inc	1,508,929
28,620	*	Animal Health International, Inc	318,541
12,890		Arch Chemicals, Inc	604,283
12,331	*	Auxilium Pharmaceuticals, Inc	259,937
28,010	e*	Aventine Renewable Energy Holdings, Inc	296,066
200	*	Bentley Pharmaceuticals, Inc	2,496
53,395		CF Industries Holdings, Inc	4,053,214
145,600		Cambrex Corp	1,585,584
1,600	*	Cell Genesys, Inc	6,112
291	*	Chattem, Inc	20,521
107,323	e*	Cubist Pharmaceuticals, Inc	2,267,735
56,353	e*	CytRx Corp	194,981
28,300	e*	Dendreon Corp	217,627
5,500	e*	Durect Corp	30,140
3,044	e*	Elizabeth Arden, Inc	82,066
19,050	e*	Enzon Pharmaceuticals, Inc	167,830
22,746	e*	Halozyme Therapeutics, Inc	197,663
524	*	Hercules, Inc	11,014
21,798	*	Immucor, Inc	779,279
42,743	e*	Indevus Pharmaceuticals, Inc	295,354
6,782		Innospec, Inc	154,494
79,895	e*	InterMune, Inc	1,528,391
10,100	*	Inverness Medical Innovations, Inc	558,732
28,739	e*	KV Pharmaceutical Co (Class A)	821,935
18,321		Koppers Holdings, Inc	707,374
27,452	*	MGI Pharma, Inc	762,617
2,138	e*	Martek Biosciences Corp	62,066
4,200	e*	Medarex, Inc	59,472
14,453	*	Nabi Biopharmaceuticals	58,679
11,279		NewMarket Corp	556,957
7,000	e*	Noven Pharmaceuticals, Inc	111,510
78,986	e*	OSI Pharmaceuticals, Inc	2,684,734
14,100	e	Olin Corp	315,558

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
19,408	e*	Omrix Biopharmaceuticals, Inc	$685,296
4,100	e*	Onyx Pharmaceuticals, Inc	178,432
15,695	e*	OraSure Technologies, Inc	157,735
2,327	e*	Pain Therapeutics, Inc	21,757
13,107	e*	Par Pharmaceutical Cos, Inc	243,266
1,003	*	Parexel International Corp	41,394
85,773		Perrigo Co	1,831,254
30,402	*	Pharmion Corp	1,402,748
70,435	*	PolyOne Corp	526,149
145,900	e*	Revlon, Inc (Class A)	167,785
34,809	e*	Sciele Pharma, Inc	905,730
9,113	e	Stepan Co	281,683
24,465	e*	USEC, Inc	250,766
22,011	e	Valeant Pharmaceuticals International	340,730
103,600	e*	Viropharma, Inc	922,040
5,143	e*	WR Grace & Co	138,141
6,900	*	Xenoport, Inc	324,645
		TOTAL CHEMICALS AND ALLIED PRODUCTS	30,996,510

COAL MINING - 0.28%
62,217	e*	Alpha Natural Resources, Inc	1,445,301
		TOTAL COAL MINING	1,445,301

COMMUNICATIONS - 3.14%
37,300	e*	Anixter International, Inc	3,075,385
63,585	e	Atlantic Tele-Network, Inc	2,311,315
10,302	*	Authorize.Net Holdings, Inc	181,624
162,955	*	Centennial Communications Corp	1,649,105
462,305	*	Cincinnati Bell, Inc	2,283,787
853	e	Citadel Broadcasting Corp	3,548
58,294	*	Foundry Networks, Inc	1,035,884
95,360	*	General Communication, Inc (Class A)	1,157,670
3,300	e*	Lodgenet Entertainment Corp	83,688
27,415	*	Nexstar Broadcasting Group, Inc (Class A)	287,583
30,456	e*	Novatel Wireless, Inc	689,828
122,877		RCN Corp	1,511,387
1,600	*	Rural Cellular Corp (Class A)	69,600
6,500	e*	TiVo, Inc	41,275
75,169		USA Mobility, Inc	1,268,101
18,008	e*	j2 Global Communications, Inc	589,402
		TOTAL COMMUNICATIONS	16,239,182

DEPOSITORY INSTITUTIONS - 6.27%
4,600	e	1st Source Corp	105,340
20,974	e	Ameris Bancorp	379,210
27,335	e	Anchor Bancorp Wisconsin, Inc	738,045
22,602	e	Bancfirst Corp	1,014,152
32,291	*	Bancorp, Inc	596,092
900	e	Bank Mutual Corp	10,611
178	e	BankUnited Financial Corp (Class A)	2,766
26,285		Banner Corp	903,941
5,874	e	Capitol Bancorp Ltd	145,851
47,618	e*	Centennial Bank Holdings, Inc	304,755
39,800	e	Center Financial Corp	553,618

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
13,075	e	Central Pacific Financial Corp	$381,790
38,341	e	Chemical Financial Corp	929,769
16,238		Chittenden Corp	570,928
23,486		City Holding Co	855,125
12,862	e*	Community Bancorp	323,351
34,356	e	Community Trust Bancorp, Inc	1,032,054
54,729	e	Corus Bankshares, Inc	712,572
20,100	e*	Dollar Financial Corp	573,453
31,838	e	Downey Financial Corp	1,840,236
26,977		First Bancorp	256,281
42,529		First Financial Bancorp	543,521
565		First Financial Holdings, Inc	17,673
153,645	e	First Niagara Financial Group, Inc	2,174,077
9,937		First Place Financial Corp	175,885
14,764	e*	First Regional Bancorp	362,161
31,268	e*	FirstFed Financial Corp	1,549,329
2		Fulton Financial Corp	29
25,981	e	Hancock Holding Co	1,041,318
53,425	e	Hanmi Financial Corp	827,553
23,217	e	Independent Bank Corp	256,548
586	e	Integra Bank Corp	10,624
26,571	e	Macatawa Bank Corp	359,506
17,807	e	Nara Bancorp, Inc	278,145
34,688	e	Old National Bancorp	574,780
22,858	e	PFF Bancorp, Inc	350,642
1,050		Preferred Bank	41,307
10,327	e	Provident Financial Services, Inc	169,053
9,826	e	Renasant Corp	212,536
9,719	e	Sierra Bancorp	278,547
10,103	e	Simmons First National Corp (Class A)	266,113
64,945		Southwest Bancorp, Inc	1,222,265
3,450	e	Sterling Bancorp	48,300
78,938		Sterling Bancshares, Inc	900,683
18,339	e*	Sterling Financial Corp	314,514
9,700	e	Sterling Financial Corp	261,027
600	e	Suffolk Bancorp	19,236
955	e*	Sun Bancorp, Inc	16,712
73,128	e	Susquehanna Bancshares, Inc	1,469,873
42,024		Taylor Capital Group, Inc	1,173,730
6,688	e	TierOne Corp	177,031
1,700	e	Trico Bancshares	37,859
93,096	e	Trustmark Corp	2,610,412
64,164	e	Umpqua Holdings Corp	1,283,922
400		United Community Financial Corp	2,888
3,300	e	WesBanco, Inc	82,434
85,062	e	Wilshire Bancorp, Inc	933,130
3,895	e	Wintrust Financial Corp	166,278
		TOTAL DEPOSITORY INSTITUTIONS	32,439,581

EATING AND DRINKING PLACES - 2.19%
8,800	*	AFC Enterprises	132,440
11,184		Bob Evans Farms, Inc	337,533
60,122		CBRL Group, Inc	2,452,978
11,089	*	CEC Entertainment, Inc	297,961

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
30,777	e	CKE Restaurants, Inc	$498,895
3,200	e*	Chipotle Mexican Grill, Inc (Class B)	342,400
310,090	e*	Denny's Corp	1,240,360
40,700	*	Jack in the Box, Inc	2,638,988
13,497	e*	McCormick & Schmick's Seafood Restaurants, Inc	254,149
55,150	e	O'Charleys, Inc	836,074
137	e*	PF Chang's China Bistro, Inc	4,055
88,468	e*	Papa John's International, Inc	2,162,158
7,203		Ruby Tuesday, Inc	132,103
634	e*	Ruth's Chris Steak House, Inc	9,034
		TOTAL EATING AND DRINKING PLACES	11,339,128

EDUCATIONAL SERVICES - 0.06%
5	*	Lincoln Educational Services Corp	65
1,800		Strayer Education, Inc	303,534
		TOTAL EDUCATIONAL SERVICES	303,599

ELECTRIC, GAS, AND SANITARY SERVICES - 4.20%
36,800	e	Allete, Inc	1,647,168
94,769		Avista Corp	1,928,549
47,224	e*	Clean Harbors, Inc	2,102,412
29,847	e	Laclede Group, Inc	963,461
8,900		Markwest Hydrocarbon, Inc	517,357
35,217		Metal Management, Inc	1,908,761
27,382	e	New Jersey Resources Corp	1,357,873
58,871	e	Nicor, Inc	2,525,566
13,936	e	NorthWestern Corp	378,641
86,862		Portland General Electric Co	2,414,764
15,900	e	South Jersey Industries, Inc	553,320
77,747		Southwest Gas Corp	2,199,463
55,514	e	UIL Holdings Corp	1,748,691
44,008		WGL Holdings, Inc	1,491,431
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	21,737,457

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.63%
25,000		Acuity Brands, Inc	1,262,000
105,396	*	Advanced Energy Industries, Inc	1,591,480
124,156	e*	Amkor Technology, Inc	1,430,277
62,847	*	Andrew Corp	870,431
134,019	*	Arris Group, Inc	1,655,135
13,224	*	Benchmark Electronics, Inc	315,657
20,100	e*	BigBand Networks, Inc	128,640
82,200	*	C-COR, Inc	944,478
12,666	*	Ceradyne, Inc	959,323
6,381	*	Checkpoint Systems, Inc	168,395
51,859	*	Comtech Telecommunications Corp	2,773,938
67,800	e*	Conexant Systems, Inc	81,360
43,420	*	Gemstar-TV Guide International, Inc	302,203
6,850	e*	Genlyte Group, Inc	440,181
118,500	*	GrafTech International Ltd	2,114,040
43,969	e*	Greatbatch, Inc	1,169,136
32,700		Imation Corp	802,131
7,329	e	InterDigital, Inc	152,297
5,768	*	Jarden Corp	178,462

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
64,210	*	Littelfuse, Inc	$2,291,655
4,526	e*	MRV Communications, Inc	11,224
51,562	*	Mattson Technology, Inc	446,011
121,687		Methode Electronics, Inc	1,831,389
198	*	Monolithic Power Systems, Inc	5,029
900	*	Multi-Fineline Electronix, Inc	13,347
229,509	e*	ON Semiconductor Corp	2,882,633
88,702	*	Oplink Communications, Inc	1,211,669
12,100		Park Electrochemical Corp	406,318
28,828	e*	Plexus Corp	789,887
20,600	*	Polycom, Inc	553,316
378,848	e*	RF Micro Devices, Inc	2,549,647
22,833		Regal-Beloit Corp	1,093,472
66,814	*	Silicon Image, Inc	344,092
19,639	*	Silicon Storage Technology, Inc	63,238
75,838	*	Smart Modular Technologies WWH, Inc	542,242
118,760	e*	Spansion, Inc (Class A)	1,003,522
35,168	*	Stoneridge, Inc	358,714
6,200	*	TTM Technologies, Inc	71,734
60,473		Technitrol, Inc	1,629,747
25,700	e*	Techwell, Inc	272,934
6,000	*	Tessera Technologies, Inc	225,000
163,130	e*	Trident Microsystems, Inc	2,592,136
4,273	*	Triquint Semiconductor, Inc	20,980
11,800	*	Varian Semiconductor Equipment Associates, Inc	631,536
9,400	*	Viasat, Inc	289,802
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	39,470,838

ENGINEERING AND MANAGEMENT SERVICES - 2.30%
10,899	e	CDI Corp	303,864
43,774		Diamond Management & Technology Consultants, Inc	402,721
79,131	e*	Exelixis, Inc	837,997
39,600	*	Greenfield Online, Inc	603,900
37,034	*	Harris Interactive, Inc	159,617
1,926	*	Huron Consulting Group, Inc	139,866
48,391	e*	Incyte Corp	345,996
1,334	e*	LECG Corp	19,877
27,864	e*	Lifecell Corp	1,046,850
31,081	e*	Luminex Corp	468,701
7,067	e*	MTC Technologies, Inc	136,464
8,246	*	Omnicell, Inc	235,341
30,342	*	PharmaNet Development Group, Inc	880,828
26,032	e*	Regeneron Pharmaceuticals, Inc	463,370
35,300	*	Resources Connection, Inc	817,195
4,170	*	Rigel Pharmaceuticals, Inc	39,323
55,315	e*	Savient Pharmaceuticals, Inc	804,833
81,110	*	Seattle Genetics, Inc	911,676
10,284	*	Washington Group International, Inc	903,038
53,091		Watson Wyatt & Co Holdings (Class A)	2,385,910
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,907,367

FABRICATED METAL PRODUCTS - 0.63%
16,219		Compx International, Inc	317,568
65,492	e	Gulf Island Fabrication, Inc	2,514,238

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,300	e*	Taser International, Inc	$83,157
10,400	e	Watts Water Technologies, Inc (Class A)	319,280
		TOTAL FABRICATED METAL PRODUCTS	3,234,243

FOOD AND KINDRED PRODUCTS - 0.79%
60,067		Flowers Foods, Inc	1,309,461
60,442	e	Imperial Sugar Co	1,579,349
13,800		National Beverage Corp	117,024
36,531	*	Performance Food Group Co	1,100,679
		TOTAL FOOD AND KINDRED PRODUCTS	4,106,513

FOOD STORES - 0.29%
5,200		Ingles Markets, Inc (Class A)	149,032
38,242	e*	Pantry, Inc	980,142
23,900	*	Pathmark Stores, Inc	304,725
1,518		Ruddick Corp	50,914
		TOTAL FOOD STORES	1,484,813

FURNITURE AND FIXTURES - 0.68%
91,040		Herman Miller, Inc	2,470,826
21,038	e	Hooker Furniture Corp	421,181
53,449	e	Kimball International, Inc (Class B)	608,250
37	*	Select Comfort Corp	516
		TOTAL FURNITURE AND FIXTURES	3,500,773

FURNITURE AND HOME FURNISHINGS STORES - 0.50%
4,800	e*	Guitar Center, Inc	284,640
110,547		Knoll, Inc	1,961,104
75,500	e	Pier 1 Imports, Inc	357,115
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,602,859

GENERAL BUILDING CONTRACTORS - 0.71%
48,613	*	Perini Corp	2,718,925
35,600	e	Walter Industries, Inc	957,640
		TOTAL GENERAL BUILDING CONTRACTORS	3,676,565

GENERAL MERCHANDISE STORES - 0.31%
14,300		Casey's General Stores, Inc	396,110
15,200	e*	Conn's, Inc	363,128
81,100	e*	Retail Ventures, Inc	844,251
		TOTAL GENERAL MERCHANDISE STORES	1,603,489

HEALTH SERVICES - 0.58%
9,800	*	American Dental Partners, Inc	274,498
1,147	*	Amsurg Corp	26,461
25,116	*	Apria Healthcare Group, Inc	653,267
10,735	*	Corvel Corp	248,193
14,300	e*	Healthsouth Corp	250,393
159,400	e*	Immunomedics, Inc	365,026
190	*	Kindred Healthcare, Inc	3,403
5,734	*	Magellan Health Services, Inc	232,686
27,758	*	Medcath Corp	762,235
13,000	e*	Nektar Therapeutics	114,790
3,283	*	Odyssey HealthCare, Inc	31,550

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
702	*	RehabCare Group, Inc	$12,348
		TOTAL HEALTH SERVICES	2,974,850

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.78%
44,178		Granite Construction, Inc	2,342,318
79,782	*	Matrix Service Co	1,671,433
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,013,751

HOLDING AND OTHER INVESTMENT OFFICES - 5.75%
8,600	e	Agree Realty Corp	269,524
40,900		Anthracite Capital, Inc	372,190
19,800		Associated Estates Realty Corp	258,192
2,680	e	BRT Realty Trust	46,471
85,669		Cousins Properties, Inc	2,515,242
141,891		DiamondRock Hospitality Co	2,470,322
8,683		Equity Inns, Inc	196,062
46,900		Equity Lifestyle Properties, Inc	2,429,420
49,400	e	Extra Space Storage, Inc	760,266
117,232		FelCor Lodging Trust, Inc	2,336,434
929	e	Gladstone Capital Corp	18,134
3,682		Highwoods Properties, Inc	135,019
59,823	e*	Hilltop Holdings, Inc	702,322
51,383		Home Properties, Inc	2,681,165
19,900		LTC Properties, Inc	471,033
33,157		LaSalle Hotel Properties	1,395,247
1,731		Mid-America Apartment Communities, Inc	86,290
3,600	e	Mission West Properties, Inc	43,740
13,553	e	National Health Investors, Inc	418,923
8,151		PS Business Parks, Inc	463,384
26,647		Pennsylvania Real Estate Investment Trust	1,037,634
59,539	e	Potlatch Corp	2,681,041
35,200		Saul Centers, Inc	1,812,800
300	e*	Star Maritime Acquisition Corp	4,203
5,500		Sun Communities, Inc	165,440
34,782		Sunstone Hotel Investors, Inc	891,810
68,522	e	Tanger Factory Outlet Centers, Inc	2,781,308
30,457	e	Urstadt Biddle Properties, Inc (Class A)	471,170
22,900		iShares Russell 2000 Index Fund	1,832,916
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	29,747,702

HOTELS AND OTHER LODGING PLACES - 0.10%
18,905	*	Monarch Casino & Resort, Inc	537,847
		TOTAL HOTELS AND OTHER LODGING PLACES	537,847

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.84%
45,224	e	Ampco-Pittsburgh Corp	1,780,921
61,075	*	Asyst Technologies, Inc	323,087
838		Black Box Corp	35,833
66,534	*	Brocade Communications Systems, Inc	569,531
150,842	*	Brooks Automation, Inc	2,147,990
3,331		Curtiss-Wright Corp	158,222
12,000	*	Dril-Quip, Inc	592,200
141,400	*	Emulex Corp	2,710,638
56,075	*	EnPro Industries, Inc	2,276,645

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
286,719	*	Extreme Networks, Inc	$1,101,001
112,300	*	Gateway, Inc	211,124
18,553	*	Hurco Cos, Inc	1,002,975
40,141	e*	Intevac, Inc	610,143
24,863	*	Kulicke & Soffa Industries, Inc	210,838
35,234	e	Lufkin Industries, Inc	1,938,575
27,028	*	Micros Systems, Inc	1,758,712
48,500	*	NATCO Group, Inc (Class A)	2,509,875
8,600		Nacco Industries, Inc (Class A)	889,928
11,100	*	Netgear, Inc	337,662
152,300	*	Quantum Corp	517,820
18,544	e*	Rimage Corp	416,127
36,900		Robbins & Myers, Inc	2,114,001
19,200	e*	Safeguard Scientifics, Inc	43,968
13,396	*	Super Micro Computer, Inc	130,745
32,226	e*	Tecumseh Products Co (Class A)	620,350
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,008,911

INSTRUMENTS AND RELATED PRODUCTS - 5.69%
7,792	*	Bio-Rad Laboratories, Inc (Class A)	705,176
236,908	*	Bruker BioSciences Corp	2,084,790
8,435	*	Coherent, Inc	270,595
4,870	*	Conmed Corp	136,311
17,700	e*	Credence Systems Corp	54,693
22,919	e*	Cutera, Inc	600,707
60,500	e*	Cynosure, Inc (Class A)	2,232,450
1,327		Datascope Corp	44,866
13,788	*	Eagle Test Systems, Inc	176,762
6,414	*	Excel Technology, Inc	160,029
6,000	e*	Flir Systems, Inc	332,340
13,932	*	Haemonetics Corp	688,519
15,969	e*	Hologic, Inc	974,109
23,337	e*	ICU Medical, Inc	904,309
7,950	e*	II-VI, Inc	274,514
37,200	e*	Illumina, Inc	1,929,936
204,187	e*	LTX Corp	728,948
23,437	*	MKS Instruments, Inc	445,772
31,066		MTS Systems Corp	1,292,346
61,817	e*	Medical Action Industries, Inc	1,462,590
1	*	Merit Medical Systems, Inc	13
68,832		Movado Group, Inc	2,197,117
43,634	e*	Palomar Medical Technologies, Inc	1,243,133
99,144		STERIS Corp	2,709,606
14,741	*	Teledyne Technologies, Inc	787,022
14,975	e	United Industrial Corp	1,127,018
44,319	*	Varian, Inc	2,819,132
5,714	*	Ventana Medical Systems, Inc	490,890
7,533		Vital Signs, Inc	392,771
81,515	*	Zoll Medical Corp	2,112,869
3,352	*	Zygo Corp	43,677
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	29,423,010

INSURANCE AGENTS, BROKERS AND SERVICE - 0.29%
474		Hilb Rogal & Hobbs Co	20,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
68,199	*	United America Indemnity Ltd (Class A)	$1,466,960
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,487,498

INSURANCE CARRIERS - 4.37%
1,000	e*	ACA Capital Holdings, Inc	6,090
77,440	*	AMERIGROUP Corp	2,670,131
31,700	*	Amerisafe, Inc	524,318
25,395	*	Argo Group International Holdings Ltd	1,104,936
106,300		Aspen Insurance Holdings Ltd	2,966,833
109,800	*	Centene Corp	2,361,798
3,813	e	EMC Insurance Group, Inc	99,100
316	*	First Mercury Financial Corp	6,797
22,500	*	Hallmark Financial Services	316,125
700		Harleysville Group, Inc	22,386
105,528	e*	Healthspring, Inc	2,057,796
12,600	*	Meadowbrook Insurance Group, Inc	113,526
59,603	e*	Molina Healthcare, Inc	2,161,801
900	e	National Interstate Corp	27,711
61,309	e	Odyssey Re Holdings Corp	2,275,177
28,949	e*	PMA Capital Corp (Class A)	275,016
25,300		Phoenix Cos, Inc	356,983
82,900		Platinum Underwriters Holdings Ltd	2,981,084
7,731	e	Presidential Life Corp	131,118
43,510	e	Safety Insurance Group, Inc	1,563,749
2,538		Selective Insurance Group, Inc	54,009
288		State Auto Financial Corp	8,424
22,382	e*	Universal American Financial Corp	510,533
		TOTAL INSURANCE CARRIERS	22,595,441

LEATHER AND LEATHER PRODUCTS - 0.49%
56,497	e	Collective Brands, Inc	1,246,324
67,031	e	Steven Madden Ltd	1,270,237
		TOTAL LEATHER AND LEATHER PRODUCTS	2,516,561

LEGAL SERVICES - 0.32%
29,906	*	Pre-Paid Legal Services, Inc	1,658,587
		TOTAL LEGAL SERVICES	1,658,587

LUMBER AND WOOD PRODUCTS - 0.05%
9,864	e	American Woodmark Corp	244,529
		TOTAL LUMBER AND WOOD PRODUCTS	244,529

METAL MINING - 0.04%
2,000	e*	Apex Silver Mines Ltd	38,900
10,500	e*	Rosetta Resources, Inc	192,570
		TOTAL METAL MINING	231,470

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.81%
102,515		Blyth, Inc	2,096,432
70,701	e*	Jakks Pacific, Inc	1,888,424
7,288	*	RC2 Corp	201,805
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,186,661

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 1.75%
1,102	e*	1-800-FLOWERS.COM, Inc (Class A)	$12,772
23,336	e	Books-A-Million, Inc	308,735
155,891	*	Ezcorp, Inc (Class A)	2,096,734
7,507		Longs Drug Stores Corp	372,873
114,914	e*	Stamps.com, Inc	1,375,521
47,561	e	Systemax, Inc	972,147
38,800	e	World Fuel Services Corp	1,583,428
26,155	*	Priceline.com, Inc	2,321,256
		TOTAL MISCELLANEOUS RETAIL	9,043,466

MOTION PICTURES - 0.22%
3,000	e*	Avid Technology, Inc	81,240
130,600	e*	Blockbuster, Inc (Class A)	701,322
1,694	e*	Macrovision Corp	41,723
15,200	*	Time Warner Telecom, Inc (Class A)	333,944
		TOTAL MOTION PICTURES	1,158,229

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.07%
23,953	e*	Premier Exhibitions, Inc	361,211
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	361,211

NONDEPOSITORY INSTITUTIONS - 0.97%
140,792		Advance America Cash Advance Centers, Inc	1,502,251
86,893		Advanta Corp (Class B)	2,382,606
27,200	e*	Encore Capital Group, Inc	320,960
14,215	e	MCG Capital Corp	204,554
17,000	*	PHH Corp	446,760
10,018	e	Patriot Capital Funding, Inc	133,941
		TOTAL NONDEPOSITORY INSTITUTIONS	4,991,072

OIL AND GAS EXTRACTION - 2.88%
1,400	e	APCO Argentina, Inc	147,588
33,010		Atlas America, Inc	1,704,306
46,229	e*	Basic Energy Services, Inc	971,734
540	e*	Bill Barrett Corp	21,281
19,000	*	Callon Petroleum Co	264,480
300	*	Clayton Williams Energy, Inc	9,900
19,476	e*	Dawson Geophysical Co	1,509,585
119,677	*	Energy Partners Ltd	1,756,858
15,652	e	Exterran Holdings, Inc	1,257,482
190	*	Harvest Natural Resources, Inc	2,269
9,600	*	Hercules Offshore, Inc	250,656
52,338	*	Horizon Offshore, Inc	863,577
46,300	*	Mariner Energy, Inc	958,873
58,700	*	Meridian Resource Corp	145,576
53,900	*	Parker Drilling Co	437,668
10,991	*	PetroHawk Energy Corp	180,472
77,600	e*	Petroquest Energy, Inc	832,648
38,400	*	Stone Energy Corp	1,536,384
2,345	*	Swift Energy Co	95,957
61,867	e*	Trico Marine Services, Inc	1,843,637
995	*	Union Drilling, Inc	14,507
23,400	e*	Vaalco Energy, Inc	106,938
		TOTAL OIL AND GAS EXTRACTION	14,912,376

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.56%
18,400	e	Bowater, Inc	$274,528
5,700		Greif, Inc (Class A)	345,876
79,073		Rock-Tenn Co (Class A)	2,285,210
		TOTAL PAPER AND ALLIED PRODUCTS	2,905,614

PERSONAL SERVICES - 0.30%
28,800		CPI Corp	1,109,376
9,900	e*	Steiner Leisure Ltd	429,660
		TOTAL PERSONAL SERVICES	1,539,036

PETROLEUM AND COAL PRODUCTS - 0.36%
55,700	e	Alon USA Energy, Inc	1,881,546
		TOTAL PETROLEUM AND COAL PRODUCTS	1,881,546

PRIMARY METAL INDUSTRIES - 1.25%
27,685	*	AK Steel Holding Corp	1,216,756
37,094	e	Belden CDT, Inc	1,740,080
8,200	e*	Brush Engineered Materials, Inc	425,498
14,000	e*	Century Aluminum Co	737,100
17,195	*	CommScope, Inc	863,877
6,171		Matthews International Corp (Class A)	270,290
15,354		Mueller Industries, Inc	554,894
6,000	*	RTI International Metals, Inc	475,560
4,739	e*	Superior Essex, Inc	176,670
		TOTAL PRIMARY METAL INDUSTRIES	6,460,725

PRINTING AND PUBLISHING - 1.10%
65,000	e*	ACCO Brands Corp	1,458,600
12,500	e	CSS Industries, Inc	449,625
34,959	*	Consolidated Graphics, Inc	2,195,076
48,800		Ennis, Inc	1,075,552
2,749	e	Primedia Inc	38,596
14,047	*	Scholastic Corp	489,678
		TOTAL PRINTING AND PUBLISHING	5,707,127

REAL ESTATE - 0.00%**
1		Stewart Enterprises, Inc (Class A)	8
		TOTAL REAL ESTATE	8

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.74%
30,802	e*	AEP Industries, Inc	1,304,157
64,154		Cooper Tire & Rubber Co	1,565,358
14,136		Schulman (A.), Inc	278,903
32,168		Spartech Corp	548,786
89,700		Tupperware Corp	2,824,653
59,229		West Pharmaceutical Services, Inc	2,467,480
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	8,989,337

SECURITY AND COMMODITY BROKERS - 1.36%
61,124		Calamos Asset Management, Inc (Class A)	1,725,531
19,900	e*	Cowen Group, Inc	275,018
574	e*	Interactive Brokers Group, Inc (Class A)	15,073

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
7,700	e	International Securities Exchange, Inc	$511,819
107,110	e*	Knight Capital Group, Inc (Class A)	1,281,036
8,700	e*	Penson Worldwide, Inc	160,776
32,300	e*	Piper Jaffray Cos	1,731,280
52,300	e	SWS Group, Inc	925,187
15,000	e	optionsXpress Holdings, Inc	392,100
		TOTAL SECURITY AND COMMODITY BROKERS	7,017,820

SOCIAL SERVICES - 0.01%
1,813	*	Res-Care, Inc	41,409
		TOTAL SOCIAL SERVICES	41,409

SPECIAL TRADE CONTRACTORS - 0.70%
61,471	e*	AsiaInfo Holdings, Inc	556,927
2,000	e	Chemed Corp	124,320
10,499		Comfort Systems USA, Inc	149,086
83,620	*	EMCOR Group, Inc	2,622,323
5,836	e*	Integrated Electrical Services, Inc	149,460
		TOTAL SPECIAL TRADE CONTRACTORS	3,602,116

TEXTILE MILL PRODUCTS - 0.11%
30,300	e*	Heelys, Inc	241,491
8,814		Oxford Industries, Inc	318,362
		TOTAL TEXTILE MILL PRODUCTS	559,853

TOBACCO PRODUCTS - 0.24%
25,800	e	Universal Corp	1,262,910
		TOTAL TOBACCO PRODUCTS	1,262,910

TRANSPORTATION BY AIR - 0.59%
179,604	e*	ABX Air, Inc	1,271,596
9,000	e*	Alaska Air Group, Inc	207,810
1,020	e*	PHI, Inc	30,743
76,700	e*	Pinnacle Airlines Corp	1,228,734
13,391	e	Skywest, Inc	337,051
		TOTAL TRANSPORTATION BY AIR	3,075,934

TRANSPORTATION EQUIPMENT - 1.85%
5,614	e*	Aerovironment, Inc	129,178
34,100		American Axle & Manufacturing Holdings, Inc	861,025
13,700		American Railcar Industries, Inc	301,674
63,600	e	ArvinMeritor, Inc	1,069,752
52,247	e*	Comtech Group, Inc	951,418
13,190	e*	Force Protection, Inc	285,695
39,005		Freightcar America, Inc	1,489,991
9,100	e*	GenCorp, Inc	108,836
672	e	Group 1 Automotive, Inc	22,559
79,900	*	Hayes Lemmerz International, Inc	332,384
6,868		Kaman Corp	237,358
6,280	*	Miller Industries, Inc	107,514
43,653	*	Orbital Sciences Corp	970,843
9,152	e	Polaris Industries, Inc	399,210
10,614	e	A.O. Smith Corp	465,742
7,000	*	Tenneco, Inc	217,070

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
8,435	e	Triumph Group, Inc	$689,224
181,173	e*	Visteon Corp	933,041
		TOTAL TRANSPORTATION EQUIPMENT	9,572,514

TRANSPORTATION SERVICES - 1.14%
1,100	e*	Dynamex, Inc	28,182
19,310	*	HUB Group, Inc (Class A)	579,879
97,033	*	Lear Corp	3,114,759
113,267	e	Pacer International, Inc	2,157,736
		TOTAL TRANSPORTATION SERVICES	5,880,556

TRUCKING AND WAREHOUSING - 0.01%
2,749	*	Saia, Inc	45,441
		TOTAL TRUCKING AND WAREHOUSING	45,441

WATER TRANSPORTATION - 0.26%
43,236		Horizon Lines, Inc (Class A)	1,319,995
		TOTAL WATER TRANSPORTATION	1,319,995

WHOLESALE TRADE-DURABLE GOODS - 1.65%
55,854		Agilysys, Inc	943,933
84,599		Applied Industrial Technologies, Inc	2,608,187
2,514	e	BlueLinx Holdings, Inc	17,699
1,000	*	Digi International, Inc	14,240
103,632	e*	Genesis Microchip, Inc	812,475
126,228		IKON Office Solutions, Inc	1,622,030
5,882	*	Keystone Automotive Industries, Inc	280,924
6,164	*	MWI Veterinary Supply, Inc	232,691
90,465	e*	PSS World Medical, Inc	1,730,595
21,491	*	Tyler Technologies, Inc	286,905
		TOTAL WHOLESALE TRADE-DURABLE GOODS	8,549,679

WHOLESALE TRADE-NONDURABLE GOODS - 2.02%
257,900	*	Alliance One International, Inc	1,686,666
4,000	*	Central European Distribution Corp	191,640
3,000	e*	Core-Mark Holding Co, Inc	105,690
49,600	e	K-Swiss, Inc (Class A)	1,136,336
9,889		Myers Industries, Inc	196,000
65,243	e	Spartan Stores, Inc	1,469,925
112,600	e*	Terra Industries, Inc	3,519,876
38,703	*	United Stationers, Inc	2,148,791
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	10,454,924

		TOTAL COMMON STOCKS	504,299,921
		(Cost $505,140,333)

SHORT-TERM INVESTMENTS - 29.78%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.07%
10,720,000	d	Federal Home Loan Bank, 0.000%, 10/01/07	10,716,427
			10,716,427

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.71%
143,285,481		State Street Navigator Securities Lending Prime Portfolio	143,285,481
			143,285,481

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

		VALUE

	TOTAL SHORT-TERM INVESTMENTS	$154,001,908
	(Cost $154,005,481)

	TOTAL PORTFOLIO - 127.29%	658,301,829
	(Cost $659,145,814)

	OTHER ASSETS & LIABILITIES, NET - (27.29)%	(141,154,519)

	NET ASSETS - 100.00%	$517,147,310

*	Non-income producing.
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $10,716,427.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.56%
AMUSEMENT AND RECREATION SERVICES - 0.62%
12,948	*	Activision, Inc	$279,547
4,626		Harrah's Entertainment, Inc	402,138
3,262	*	Penn National Gaming, Inc	192,523
38,944		Walt Disney Co	1,339,284
831	e	Warner Music Group Corp	8,393
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,221,885

APPAREL AND ACCESSORY STORES - 0.77%
3,949	e	Abercrombie & Fitch Co (Class A)	318,684
8,083	e	American Eagle Outfitters, Inc	212,664
2,297	*	AnnTaylor Stores Corp	72,746
7,981	e*	Chico's FAS, Inc	112,133
4,380	*	Hanesbrands, Inc	122,903
14,374	*	Kohl's Corp	824,061
14,267		Limited Brands, Inc	326,572
10,934		Nordstrom, Inc	512,695
6,335		Ross Stores, Inc	162,429
4,944	e*	Urban Outfitters, Inc	107,779
		TOTAL APPAREL AND ACCESSORY STORES	2,772,666

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
2,579		Guess ?, Inc	126,448
223	e	Liz Claiborne, Inc	7,656
2,522		Phillips-Van Heusen Corp	132,355
2,673		Polo Ralph Lauren Corp	207,826
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	474,285

AUTO REPAIR, SERVICES AND PARKING - 0.06%
9,254	*	Hertz Global Holdings, Inc	210,251
		TOTAL AUTO REPAIR, SERVICES AND PARKING	210,251

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
4,802		Advance Auto Parts	161,155
2,031	e*	Autozone, Inc	235,880
9,346	e*	Carmax, Inc	190,004
2,695	*	Copart, Inc	92,681
4,944	e*	O'Reilly Automotive, Inc	165,179
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	844,899

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.99%
5,580		Fastenal Co	253,388
44,436		Home Depot, Inc	1,441,504
67,406		Lowe's Cos, Inc	1,888,716
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,583,608

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 11.23%
26,567		Accenture Ltd (Class A)	$1,069,322
2,643	e	Acxiom Corp	52,305
26,320	*	Adobe Systems, Inc	1,149,131
1,687	*	Affiliated Computer Services, Inc (Class A)	84,755
1,021	e	Aircastle Ltd	34,122
7,547	e*	Akamai Technologies, Inc	216,825
3,650	*	Alliance Data Systems Corp	282,656
9,010	*	Amdocs Ltd	335,082
10,327	*	Autodesk, Inc	516,040
24,769		Automatic Data Processing, Inc	1,137,640
2,198	*	Avis Budget Group, Inc	50,312
17,266	*	BEA Systems, Inc	239,479
8,758	*	BMC Software, Inc	273,512
1,874	e	Brink's Co	104,719
11,796		CA, Inc	303,393
3,181	*	Cadence Design Systems, Inc	70,586
5,405	*	Ceridian Corp	187,770
2,868	e*	Cerner Corp	171,535
2,875	e*	Checkfree Corp	133,803
3,571	*	ChoicePoint, Inc	135,412
7,919	*	Citrix Systems, Inc	319,294
1,739	e*	Clear Channel Outdoor Holdings, Inc (Class A)	44,345
6,428	*	Cognizant Technology Solutions Corp (Class A)	512,762
10,110	*	Compuware Corp	81,082
2,329	e*	DST Systems, Inc	199,851
51,168	*	eBay, Inc	1,996,575
13,945	*	Electronic Arts, Inc	780,781
12,906		Electronic Data Systems Corp	281,867
6,771		Equifax, Inc	258,111
3,832	*	F5 Networks, Inc	142,512
1,965		Factset Research Systems, Inc	134,701
236	e	Fair Isaac Corp	8,522
7,351		Fidelity National Information Services, Inc	326,164
7,619	*	Fiserv, Inc	387,502
1,005	e*	Getty Images, Inc	27,979
10,263	*	Google, Inc (Class A)	5,821,892
8,157	e*	HLTH Corp	115,585
7,674		IMS Health, Inc	235,131
11,980	e*	Interpublic Group of Cos, Inc	124,352
15,077	*	Intuit, Inc	456,833
7,789	*	Iron Mountain, Inc	237,409
16,487	*	Juniper Networks, Inc	603,589
1,938	*	Kinetic Concepts, Inc	109,071
3,525		Lamar Advertising Co (Class A)	172,619
3,660		Manpower, Inc	235,521
3,568	e	Mastercard, Inc (Class A)	527,957
7,346	*	McAfee, Inc	256,155
367,495		Microsoft Corp	10,826,403
3,552		MoneyGram International, Inc	80,240
5,489	e*	Monster Worldwide, Inc	186,955
4,458	*	NAVTEQ Corp	347,590
975	*	NCR Corp	48,555
1,751	*	Novell, Inc	13,378
14,804		Omnicom Group, Inc	711,924

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
172,619	*	Oracle Corp	$3,737,201
8,421	*	Red Hat, Inc	167,325
6,491		Robert Half International, Inc	193,821
4,089	*	Salesforce.com, Inc	209,847
40,263	*	Sun Microsystems, Inc	225,875
5,376	*	Symantec Corp	104,187
6,594	*	Synopsys, Inc	178,566
1,774	e	Total System Services, Inc	49,282
10,966	e*	VeriSign, Inc	369,993
1,390	*	VMware, Inc	118,150
12,988		Waste Management, Inc	490,167
322	e*	WebMD Health Corp (Class A)	16,776
54,148	*	Yahoo!, Inc	1,453,332
		TOTAL BUSINESS SERVICES	40,476,128

CHEMICALS AND ALLIED PRODUCTS - 10.45%
68,956		Abbott Laboratories	3,697,421
886	e*	Abraxis BioScience, Inc	20,227
4,582		Air Products & Chemicals, Inc	447,936
3,694		Albemarle Corp	163,275
709		Alberto-Culver Co	17,576
34,789	*	Amgen, Inc	1,968,014
3,986	e	Avery Dennison Corp	227,282
18,107		Avon Products, Inc	679,556
5,051	*	Barr Pharmaceuticals, Inc	287,452
2,343	*	Biogen Idec, Inc	155,411
88,111		Bristol-Myers Squibb Co	2,539,359
2,331		Cabot Corp	82,820
3,587		Celanese Corp (Series A)	139,821
2,855	e*	Cephalon, Inc	208,586
1,014	*	Charles River Laboratories International, Inc	56,936
630		Chemtura Corp	5,601
2,720		Church & Dwight Co, Inc	127,949
5,787		Clorox Co	352,949
21,106		Colgate-Palmolive Co	1,505,280
3,571		Dade Behring Holdings, Inc	272,646
6,692		Du Pont (E.I.) de Nemours & Co	331,656
7,963		Ecolab, Inc	375,854
21,740		Eli Lilly & Co	1,237,658
4,824		Estee Lauder Cos (Class A)	204,827
14,320	*	Forest Laboratories, Inc	533,993
20,832	*	Genentech, Inc	1,625,313
11,821	*	Genzyme Corp	732,429
41,808	*	Gilead Sciences, Inc	1,708,693
7,195	*	Hospira, Inc	298,233
1,490	*	Idexx Laboratories, Inc	163,289
2,868	e*	ImClone Systems, Inc	118,563
2,950	e	International Flavors & Fragrances, Inc	155,937
848	*	Invitrogen Corp	69,307
750		Lubrizol Corp	48,795
80,140		Merck & Co, Inc	4,142,437
7,710	*	Millennium Pharmaceuticals, Inc	78,257
24,366		Monsanto Co	2,089,141
3,074	*	Mosaic Co	164,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,674	e*	Mylan Laboratories, Inc	$170,357
6,480		Nalco Holding Co	192,132
2,645	*	NBTY, Inc	107,387
5,010	e*	PDL BioPharma, Inc	108,266
14,267		Praxair, Inc	1,195,004
55,824		Procter & Gamble Co	3,926,660
3,714	e	Rohm & Haas Co	206,758
4,993		RPM International, Inc	119,582
66,683		Schering-Plough Corp	2,109,183
379	e	Scotts Miracle-Gro Co (Class A)	16,202
4,852	e*	Sepracor, Inc	133,430
5,026		Sherwin-Williams Co	330,258
1,732		Sigma-Aldrich Corp	84,418
502	e	Valspar Corp	13,659
3,686	*	VCA Antech, Inc	153,891
5,634	e*	Vertex Pharmaceuticals, Inc	216,402
3,741	e*	Warner Chilcott Ltd (Class A)	66,478
2,462	*	Watson Pharmaceuticals, Inc	79,769
31,676		Wyeth	1,411,166
		TOTAL CHEMICALS AND ALLIED PRODUCTS	37,676,001

COAL MINING - 0.35%
6,634	e	Arch Coal, Inc	223,831
7,870		Consol Energy, Inc	366,742
4,190	e	Massey Energy Co	91,426
11,857	e	Peabody Energy Corp	567,595
		TOTAL COAL MINING	1,249,594

COMMUNICATIONS - 2.21%
18,708	*	American Tower Corp (Class A)	814,546
4,774	*	Avaya, Inc	80,967
3,012	*	Cablevision Systems Corp (Class A)	105,239
1,440	*	Central European Media Enterprises Ltd (Class A)	132,062
2,488	e	Citizens Communications Co	35,628
4,695		Clear Channel Communications, Inc	175,781
81,052	e*	Comcast Corp (Class A)	1,959,837
8,608	*	Crown Castle International Corp	349,743
2,149	e*	CTC Media, Inc	47,192
33,751	*	DIRECTV Group, Inc	819,474
9,397	*	EchoStar Communications Corp (Class A)	439,874
3,707		Global Payments, Inc	163,924
487	*	IAC/InterActiveCorp	14,449
2,276	e*	Leap Wireless International, Inc	185,198
69,099	e*	Level 3 Communications, Inc	321,310
8,824	*	Liberty Global, Inc (Class A)	361,960
17,653	*	Liberty Media Holding Corp (Interactive A)	339,114
2,361	*	MetroPCS Communications, Inc	64,408
3,455	e*	NeuStar, Inc (Class A)	118,472
7,737	*	NII Holdings, Inc	635,595
4,624	e*	SBA Communications Corp (Class A)	163,135
2,152		Telephone & Data Systems, Inc	143,646
3,516	*	Time Warner Cable, Inc (Class A)	115,325
236	e*	US Cellular Corp	23,175
11,768	e	Windstream Corp	166,164

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,529	e*	XM Satellite Radio Holdings, Inc (Class A)	$177,536
		TOTAL COMMUNICATIONS	7,953,754

DEPOSITORY INSTITUTIONS - 0.98%
722		Bank of Hawaii Corp	38,158
17,583		Bank of New York Mellon Corp/The	776,114
629		Capitol Federal Financial	21,512
2,274		Commerce Bancorp, Inc	88,186
8,974		Hudson City Bancorp, Inc	138,020
8,322		Northern Trust Corp	551,499
7,141		People's United Financial, Inc	123,396
14,387		State Street Corp	980,618
4,873		Synovus Financial Corp	136,688
32,621		Western Union Co	684,062
		TOTAL DEPOSITORY INSTITUTIONS	3,538,253

EATING AND DRINKING PLACES - 0.90%
4,694		Brinker International, Inc	128,803
2,557	e	Burger King Holdings, Inc	65,178
2,979	e*	Cheesecake Factory	69,917
6,152		Darden Restaurants, Inc	257,523
11,061		McDonald's Corp	602,493
33,166	*	Starbucks Corp	868,949
8,704	e	Tim Hortons, Inc	303,334
4,025	e	Wendy's International, Inc	140,513
23,450		Yum! Brands, Inc	793,314
		TOTAL EATING AND DRINKING PLACES	3,230,024

EDUCATIONAL SERVICES - 0.21%
6,534	*	Apollo Group, Inc (Class A)	393,020
4,607	*	Career Education Corp	128,950
1,913	e*	ITT Educational Services, Inc	232,793
		TOTAL EDUCATIONAL SERVICES	754,763

ELECTRIC, GAS, AND SANITARY SERVICES - 1.86%
29,880	*	AES Corp	598,795
7,468		Allegheny Energy, Inc	390,278
1,704	*	Allied Waste Industries, Inc	21,726
373		Aqua America, Inc	8,460
14,063		Centerpoint Energy, Inc	225,430
6,261		Constellation Energy Group, Inc	537,131
5,398	e*	Covanta Holding Corp	132,305
2,520	e	DPL, Inc	66,175
2,263	*	Dynegy, Inc (Class A)	20,910
13,607		Exelon Corp	1,025,424
7,985	*	Mirant Corp	324,830
8,781	e*	NRG Energy, Inc	371,348
12,886		PPL Corp	596,622
2,441		Questar Corp	128,226
6,577		Republic Services, Inc	215,134
1,332		Sierra Pacific Resources	20,952
4,204	*	Stericycle, Inc	240,301
15,060		TXU Corp	1,031,158
22,437		Williams Cos, Inc	764,204
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,719,409

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.12%
10,332	e*	Advanced Micro Devices, Inc	$136,382
15,890		Altera Corp	382,631
4,583		Ametek, Inc	198,077
7,836		Amphenol Corp (Class A)	311,559
14,640		Analog Devices, Inc	529,382
38,725	*	Apple Computer, Inc	5,945,837
3,970	*	Avnet, Inc	158,244
853	e	AVX Corp	13,733
20,975	*	Broadcom Corp (Class A)	764,329
3,856	*	Ciena Corp	146,836
271,822	*	Cisco Systems, Inc	9,000,026
2,615		Cooper Industries Ltd (Class A)	133,600
0	e*	Cree, Inc	27,026
6,894	e*	Cypress Semiconductor Corp	201,374
1,564	*	Dolby Laboratories, Inc (Class A)	54,458
666		Eaton Corp	65,961
1,829	e*	Energizer Holdings, Inc	202,745
2,103	*	Fairchild Semiconductor International, Inc	39,284
1,672	e*	First Solar, Inc	196,861
5,170	e	Garmin Ltd	617,298
2,966		Harman International Industries, Inc	256,618
6,077		Harris Corp	351,190
29,878		Honeywell International, Inc	1,776,845
3,138	*	Integrated Device Technology, Inc	48,576
260,125		Intel Corp	6,726,833
681	e*	International Rectifier Corp	22,466
3,490		Intersil Corp (Class A)	116,671
1,768	e*	Jarden Corp	54,702
4,667	e*	JDS Uniphase Corp	69,818
1,845		L-3 Communications Holdings, Inc	188,448
1,229		Lincoln Electric Holdings, Inc	95,383
9,656	e	Linear Technology Corp	337,863
18,799	e*	LSI Logic Corp	139,489
21,403	*	Marvell Technology Group Ltd	350,367
14,488		Maxim Integrated Products, Inc	425,223
10,039	*	MEMC Electronic Materials, Inc	590,896
9,880		Microchip Technology, Inc	358,842
10,199	e*	Micron Technology, Inc	113,209
3,244		Molex, Inc	87,361
11,729		National Semiconductor Corp	318,090
16,625	*	Network Appliance, Inc	447,379
3,354	e*	Novellus Systems, Inc	91,430
24,369	*	Nvidia Corp	883,133
5,687	*	QLogic Corp	76,490
74,616		Qualcomm, Inc	3,153,272
3,937	e	RadioShack Corp	81,338
3,573	e*	Rambus, Inc	68,280
10,884	*	Sanmina-SCI Corp	23,074
2,560	e*	Silicon Laboratories, Inc	106,906
67,941	e*	Sirius Satellite Radio, Inc	237,114
1,129	e*	Sunpower Corp (Class A)	93,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
64,181		Texas Instruments, Inc	$2,348,383
2,539	*	Thomas & Betts Corp	148,887
3,631	*	Varian Semiconductor Equipment Associates, Inc	194,331
1,246	*	Vishay Intertechnology, Inc	16,235
2,449	e	Whirlpool Corp	218,206
13,476	e	Xilinx, Inc	352,263
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	40,094,758

ENGINEERING AND MANAGEMENT SERVICES - 1.43%
6,048	e*	Amylin Pharmaceuticals, Inc	302,400
17,007	*	Celgene Corp	1,212,769
1,611	e	Corporate Executive Board Co	119,601
3,960		Fluor Corp	570,161
1,180	*	Genpact Ltd	20,001
2,455	*	Gen-Probe, Inc	163,454
2,461	*	Hewitt Associates, Inc (Class A)	86,258
5,366	*	Jacobs Engineering Group, Inc	405,562
9,964	*	McDermott International, Inc	538,853
10,142		Moody's Corp	511,157
15,184		Paychex, Inc	622,544
6,528	e	Quest Diagnostics, Inc	377,123
3,312	*	Shaw Group, Inc	192,427
537	*	URS Corp	30,314
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,152,624

FABRICATED METAL PRODUCTS - 0.44%
1,301	e*	Alliant Techsystems, Inc	142,199
4,294		Ball Corp	230,803
7,431	*	Crown Holdings, Inc	169,130
16,559		Illinois Tool Works, Inc	987,579
1,121		Stanley Works	62,922
		TOTAL FABRICATED METAL PRODUCTS	1,592,633

FOOD AND KINDRED PRODUCTS - 3.59%
21,425		Anheuser-Busch Cos, Inc	1,071,036
6,129		Campbell Soup Co	226,773
68,254		Coca-Cola Co	3,922,557
1,377		General Mills, Inc	79,880
8,078		H.J. Heinz Co	373,204
3,142	e*	Hansen Natural Corp	178,089
5,202	e	Hershey Co	241,425
7,149		Kellogg Co	400,344
4,078		McCormick & Co, Inc	146,686
1,463		Pepsi Bottling Group, Inc	54,380
72,925		PepsiCo, Inc	5,342,486
17,710		Sara Lee Corp	295,580
9,439		Wrigley (Wm.) Jr Co	606,267
		TOTAL FOOD AND KINDRED PRODUCTS	12,938,707

FOOD STORES - 0.26%
20,221		Kroger Co	576,703
1,390	e*	Panera Bread Co (Class A)	56,712
6,427	e	Whole Foods Market, Inc	314,666
		TOTAL FOOD STORES	948,081

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.00%**
248		Rayonier, Inc	$11,914
		TOTAL FORESTRY	11,914

FURNITURE AND FIXTURES - 0.26%
438	e	Hillenbrand Industries, Inc	24,099
2,235	e	HNI Corp	80,460
7,001		Johnson Controls, Inc	826,888
958		Masco Corp	22,197
		TOTAL FURNITURE AND FIXTURES	953,644

FURNITURE AND HOME FURNISHINGS STORES - 0.29%
12,439	e*	Bed Bath & Beyond, Inc	424,419
4,291	e	Circuit City Stores, Inc	33,942
7,079	*	GameStop Corp (Class A)	398,902
2,971	e	Steelcase, Inc (Class A)	53,419
3,901	e	Williams-Sonoma, Inc	127,251
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,037,933

GENERAL BUILDING CONTRACTORS - 0.03%
626	e	Centex Corp	16,633
83	e*	NVR, Inc	39,031
3,774	e	Pulte Homes, Inc	51,364
		TOTAL GENERAL BUILDING CONTRACTORS	107,028

GENERAL MERCHANDISE STORES - 2.33%
4,623	e*	Big Lots, Inc	137,950
13,750		Costco Wholesale Corp	843,838
6,588		Family Dollar Stores, Inc	174,977
10,108		JC Penney Co, Inc	640,544
5,842	e	Saks, Inc	100,190
38,294		Target Corp	2,434,350
20,355		TJX Cos, Inc	591,720
79,236		Wal-Mart Stores, Inc	3,458,651
		TOTAL GENERAL MERCHANDISE STORES	8,382,220

HEALTH SERVICES - 1.84%
3,915		AmerisourceBergen Corp	177,467
381	e	Brookdale Senior Living, Inc	15,168
12,881		Cigna Corp	686,428
342	*	Community Health Systems, Inc	10,752
3,023	*	Covance, Inc	235,492
6,562	e*	Coventry Health Care, Inc	408,222
4,804	*	DaVita, Inc	303,517
2,652	e*	Edwards Lifesciences Corp	130,770
9,840	*	Express Scripts, Inc	549,269
5,272	*	Laboratory Corp of America Holdings	412,429
4,080	*	Lincare Holdings, Inc	149,532
3,317	e	Manor Care, Inc	213,615
12,264		McKesson Corp	721,001
12,540	*	Medco Health Solutions, Inc	1,133,491
610	e	Omnicare, Inc	20,209
2,088	*	Pediatrix Medical Group, Inc	136,597

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,452		Pharmaceutical Product Development, Inc	$157,779
2,472	*	Sierra Health Services, Inc	104,294
16,709	e*	Tenet Healthcare Corp	56,142
640		Universal Health Services, Inc (Class B)	34,829
12,384	*	WellPoint, Inc	977,345
		TOTAL HEALTH SERVICES	6,634,348

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.12%
3,176	*	Foster Wheeler Ltd	416,945
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	416,945

HOLDING AND OTHER INVESTMENT OFFICES - 1.90%
1,303	e*	Affiliated Managers Group, Inc	166,146
216		Apartment Investment & Management Co (Class A)	9,748
4,619		Duke Realty Corp	156,168
474	e	Essex Property Trust, Inc	55,728
1,363		Federal Realty Investment Trust	120,762
5,340		General Growth Properties, Inc	286,331
338		Health Care REIT, Inc	14,953
59,100		iShares Russell 1000 Growth Index Fund	3,648,243
1,630	e	Kilroy Realty Corp	98,827
3,027		Macerich Co	265,105
568		Plum Creek Timber Co, Inc	25,424
10,048		Prologis	666,685
424		Public Storage, Inc	33,348
5,448		Simon Property Group, Inc	544,800
1,333		Taubman Centers, Inc	72,982
780	*	TFS Financial Corp	10,093
5,810	e	UDR, Inc	141,299
5,834		Ventas, Inc	241,528
2,785		WABCO Holdings, Inc	130,199
3,487	e	Weingarten Realty Investors	144,571
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,832,940

HOTELS AND OTHER LODGING PLACES - 1.09%
2,708		Boyd Gaming Corp	116,038
1,673	e	Choice Hotels International, Inc	63,022
17,449		Hilton Hotels Corp	811,204
4,666	e*	Las Vegas Sands Corp	622,538
14,730		Marriott International, Inc (Class A)	640,313
5,111	*	MGM Mirage	457,128
1,941	e	Orient-Express Hotels Ltd (Class A)	99,515
9,624		Starwood Hotels & Resorts Worldwide, Inc	584,658
1,263	e	Station Casinos, Inc	110,487
592		Wyndham Worldwide Corp	19,394
2,479	e	Wynn Resorts Ltd	390,591
		TOTAL HOTELS AND OTHER LODGING PLACES	3,914,888

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.23%
2,820	*	AGCO Corp	143,171
7,866		American Standard Cos, Inc	280,187
61,867		Applied Materials, Inc	1,280,647
1,410		Black & Decker Corp	117,453
18,671	*	Brocade Communications Systems, Inc	159,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
719		Carlisle Cos, Inc	$34,943
28,669		Caterpillar, Inc	2,248,510
2,521		CDW Corp	219,831
4,663		Cummins, Inc	596,351
620		Deere & Co	92,020
101,697	*	Dell, Inc	2,806,837
2,984		Diebold, Inc	135,533
3,411	e	Donaldson Co, Inc	142,443
3,057		Dover Corp	155,754
3,913	*	Dresser-Rand Group, Inc	167,124
93,948	*	EMC Corp	1,954,118
2,345	e	Flowserve Corp	178,642
5,732	*	FMC Technologies, Inc	330,507
51,120	d	General Electric Co	2,116,368
2,893		Graco, Inc	113,145
5,543	*	Grant Prideco, Inc	302,204
119,821		Hewlett-Packard Co	5,965,888
3,581		IDEX Corp	130,313
777		Ingersoll-Rand Co Ltd (Class A)	42,323
48,682		International Business Machines Corp	5,734,740
14,879		International Game Technology	641,285
4,784	e	Jabil Circuit, Inc	109,267
4,781		Joy Global, Inc	243,162
914		Kennametal, Inc	76,758
5,671	*	Lam Research Corp	302,037
327		Lennox International, Inc	11,053
2,127	*	Lexmark International, Inc (Class A)	88,334
5,356		Manitowoc Co, Inc	237,164
5,076		Pall Corp	197,456
810	*	Riverbed Technology, Inc	32,716
7,061		Rockwell Automation, Inc	490,810
6,174	e*	SanDisk Corp	340,187
2,807	e*	Scientific Games Corp (Class A)	105,543
9,099		Seagate Technology, Inc	232,752
11,554	*	Solectron Corp	45,061
4,628	*	Terex Corp	411,985
1,778	e	Toro Co	104,600
5,588	*	Varian Medical Systems, Inc	234,081
2,991	*	VeriFone Holdings, Inc	132,591
2,740	*	Western Digital Corp	69,377
2,913	*	Zebra Technologies Corp (Class A)	106,295
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,661,390

INSTRUMENTS AND RELATED PRODUCTS - 5.63%
2,812	e*	Advanced Medical Optics, Inc	86,019
18,066	*	Agilent Technologies, Inc	666,274
13,658		Allergan, Inc	880,531
1,418		Applera Corp (Applied Biosystems Group)	49,120
4,760		Bard (C.R.), Inc	419,784
474		Bausch & Lomb, Inc	30,336
29,167		Baxter International, Inc	1,641,519
2,310		Beckman Coulter, Inc	170,386
10,959		Becton Dickinson & Co	899,186
802	e	Cooper Cos, Inc	42,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,005		Danaher Corp	$910,224
7,044		Dentsply International, Inc	293,312
93		DRS Technologies, Inc	5,126
29,582		Emerson Electric Co	1,574,354
1,677	*	Intuitive Surgical, Inc	385,710
48,623		Johnson & Johnson	3,194,531
8,575		Kla-Tencor Corp	478,314
51,444		Medtronic, Inc	2,901,956
1,675	*	Mettler-Toledo International, Inc	170,850
2,375	e*	Millipore Corp	180,025
2,507		National Instruments Corp	86,065
1,238		PerkinElmer, Inc	36,162
8,116		Pitney Bowes, Inc	368,629
3,350	e*	Resmed, Inc	143,615
3,567	*	Respironics, Inc	171,323
7,485		Rockwell Collins, Inc	546,704
3,862		Roper Industries, Inc	252,961
15,145	*	St. Jude Medical, Inc	667,440
13,585		Stryker Corp	934,105
1,791	*	Techne Corp	112,976
651	e	Tektronix, Inc	18,059
3,975	*	Teradyne, Inc	54,855
9,387	*	Thermo Electron Corp	541,818
5,238	*	Trimble Navigation Ltd	205,382
4,637	*	Waters Corp	310,308
10,592	*	Zimmer Holdings, Inc	857,846
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	20,287,846

INSURANCE AGENTS, BROKERS AND SERVICE - 0.04%
4,958		Brown & Brown, Inc	130,395
830	e	Gallagher (Arthur J.) & Co	24,045
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	154,440

INSURANCE CARRIERS - 2.08%
847		ACE Ltd	51,303
18,550		Aetna, Inc	1,006,709
20,054		Aflac, Inc	1,143,880
7,025		American International Group, Inc	475,241
164	e	CNA Financial Corp	6,448
395	e	Erie Indemnity Co (Class A)	24,146
107		Hanover Insurance Group, Inc	4,728
2,004		HCC Insurance Holdings, Inc	57,395
5,189	*	Health Net, Inc	280,465
7,519	*	Humana, Inc	525,428
650	e	PartnerRe Ltd	51,344
1,806	*	Philadelphia Consolidated Holding Co	74,660
777		Principal Financial Group	49,021
4,995		Prudential Financial, Inc	487,412
465		Transatlantic Holdings, Inc	32,703
59,997		UnitedHealth Group, Inc	2,905,655
1,893		W.R. Berkley Corp	56,090
1,828	*	WellCare Health Plans, Inc	192,726
983		XL Capital Ltd (Class A)	77,854
		TOTAL INSURANCE CARRIERS	7,503,208

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
5,678	*	Corrections Corp of America	$148,593
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	148,593

LEATHER AND LEATHER PRODUCTS - 0.29%
16,614	*	Coach, Inc	785,344
3,815	e*	CROCS, Inc	256,559
		TOTAL LEATHER AND LEATHER PRODUCTS	1,041,903

METAL MINING - 0.69%
1,881	e	Cleveland-Cliffs, Inc	165,472
2,242		Foundation Coal Holdings, Inc	87,886
14,055		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,474,229
8,012		Newmont Mining Corp	358,377
3,310	e	Southern Copper Corp	409,877
		TOTAL METAL MINING	2,495,841

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.07%
2,143		Hasbro, Inc	59,747
7,808		Mattel, Inc	183,176
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	242,923

MISCELLANEOUS RETAIL - 2.12%
13,622	*	Amazon.com, Inc	1,268,889
443	e	Barnes & Noble, Inc	15,620
17,724	e	Best Buy Co, Inc	815,658
3,890	e*	Coldwater Creek, Inc	42,245
35,363		CVS Corp	1,401,436
1,820	e*	Dick's Sporting Goods, Inc	122,213
4,317	*	Dollar Tree Stores, Inc	175,011
2,180		MSC Industrial Direct Co (Class A)	110,286
1,464	e*	Nutri/System, Inc	68,647
12,748	*	Office Depot, Inc	262,864
1,729	e	OfficeMax, Inc	59,253
6,310		Petsmart, Inc	201,289
32,015		Staples, Inc	688,002
5,892		Tiffany & Co	308,446
44,656		Walgreen Co	2,109,549
		TOTAL MISCELLANEOUS RETAIL	7,649,408

MOTION PICTURES - 0.92%
6,943	*	Discovery Holding Co (Class A)	200,306
2,123	*	DreamWorks Animation SKG, Inc (Class A)	70,951
67,434		News Corp (Class A)	1,482,874
3,094	e	Regal Entertainment Group (Class A)	67,913
24,305		Time Warner, Inc	446,240
27,274	*	Viacom, Inc (Class B)	1,062,868
		TOTAL MOTION PICTURES	3,331,152

NONDEPOSITORY INSTITUTIONS - 1.49%
46,364		American Express Co	2,752,631
1,015	e*	AmeriCredit Corp	17,844
5,846		Broadridge Financial Solutions, Inc	110,782

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,346		CapitalSource, Inc	$67,723
1,244		Discover Financial Services	25,875
2,912	e	First Marblehead Corp	110,452
11,504		Freddie Mac	678,851
18,420	*	SLM Corp	914,921
11,154		Textron, Inc	693,890
		TOTAL NONDEPOSITORY INSTITUTIONS	5,372,969

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
1,980		Florida Rock Industries, Inc	123,730
4,121	e	Vulcan Materials Co	367,387
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	491,117

OIL AND GAS EXTRACTION - 5.48%
14,340		Baker Hughes, Inc	1,295,906
13,252		BJ Services Co	351,841
4,928	*	Cameron International Corp	454,805
1,925	e*	Cheniere Energy, Inc	75,402
12,059	e	Chesapeake Energy Corp	425,200
1,007	e*	CNX Gas Corp	28,971
1,450	*	Continental Resources, Inc	26,303
5,231	*	Denbury Resources, Inc	233,773
3,112	e	Diamond Offshore Drilling, Inc	352,558
6,252		ENSCO International, Inc	350,737
4,178		Equitable Resources, Inc	216,713
4,206	*	Global Industries Ltd	108,347
10,205		GlobalSantaFe Corp	775,784
40,918		Halliburton Co	1,571,251
3,378	e*	Helix Energy Solutions Group, Inc	143,430
11,211	e*	Nabors Industries Ltd	344,962
7,891	*	National Oilwell Varco, Inc	1,140,250
11,994		Noble Corp	588,306
2,355	*	Oceaneering International, Inc	178,509
5,481	*	Pride International, Inc	200,331
2,120	*	Quicksilver Resources, Inc	99,746
6,618		Range Resources Corp	269,088
3,271	e	Rowan Cos, Inc	119,653
52,763		Schlumberger Ltd	5,540,115
8,974		Smith International, Inc	640,744
7,402	*	Southwestern Energy Co	309,774
3,795	*	Superior Energy Services	134,495
3,919	e*	Tetra Technologies, Inc	82,848
1,524	e	Tidewater, Inc	95,768
12,850	*	Transocean, Inc	1,452,693
1,845	*	Unit Corp	89,298
1,404	e	W&T Offshore, Inc	34,230
15,093	*	Weatherford International Ltd	1,013,948
16,484		XTO Energy, Inc	1,019,371
		TOTAL OIL AND GAS EXTRACTION	19,765,150

PAPER AND ALLIED PRODUCTS - 0.22.%
10,830	e*	Domtar Corporation	88,806
8,492		Kimberly-Clark Corp	596,648
3,691		Packaging Corp of America	107,297
		TOTAL PAPER AND ALLIED PRODUCTS	792,751

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.16%
4,626		Cintas Corp	$171,625
14,453	e	H&R Block, Inc	306,115
1,712	e	Weight Watchers International, Inc	98,543
		TOTAL PERSONAL SERVICES	576,283

PETROLEUM AND COAL PRODUCTS - 2.00%
4,462		Cabot Oil & Gas Corp	156,884
51,447		Exxon Mobil Corp	4,761,934
2,606		Frontier Oil Corp	108,514
1,974	e	Holly Corp	118,104
1,004		Noble Energy, Inc	70,320
5,441		Sunoco, Inc	385,114
6,251		Tesoro Corp	287,671
19,385		Valero Energy Corp	1,302,284
585	e	Western Refining, Inc	23,739
		TOTAL PETROLEUM AND COAL PRODUCTS	7,214,564

PRIMARY METAL INDUSTRIES - 1.15%
4,964	*	AK Steel Holding Corp	218,168
4,571		Allegheny Technologies, Inc	502,581
602		Carpenter Technology Corp	78,266
2,793	e*	CommScope, Inc	140,320
70,416		Corning, Inc	1,735,754
2,388	e*	General Cable Corp	160,283
826		Hubbell, Inc (Class B)	47,181
3,026		Nucor Corp	179,956
6,151		Precision Castparts Corp	910,225
1,632		Steel Dynamics, Inc	76,214
2,824	e*	Titanium Metals Corp	94,773
		TOTAL PRIMARY METAL INDUSTRIES	4,143,721

PRINTING AND PUBLISHING - 0.41%
2,758		Dow Jones & Co, Inc	164,653
2,785		Dun & Bradstreet Corp	274,629
1,492	e	Harte-Hanks, Inc	29,363
2,252	e	John Wiley & Sons, Inc (Class A)	101,182
15,365		McGraw-Hill Cos, Inc	782,232
1,988		Meredith Corp	113,912
1,461	e	New York Times Co (Class A)	28,869
		TOTAL PRINTING AND PUBLISHING	1,494,840

RAILROAD TRANSPORTATION - 0.75%
15,030		Burlington Northern Santa Fe Corp	1,219,985
3,093		CSX Corp	132,164
1,840	e*	Kansas City Southern Industries, Inc	59,193
8,940		Norfolk Southern Corp	464,075
7,407		Union Pacific Corp	837,435
		TOTAL RAILROAD TRANSPORTATION	2,712,852

REAL ESTATE - 0.20%
9,029	e*	CB Richard Ellis Group, Inc (Class A)	251,367

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,211	e	Forest City Enterprises, Inc (Class A)	$177,119
1,592		Jones Lang LaSalle, Inc	163,594
3,694	e	St. Joe Co	124,155
		TOTAL REAL ESTATE	716,235

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.40%
9,772	e*	Goodyear Tire & Rubber Co	297,167
6,521		Newell Rubbermaid, Inc	187,935
15,952		Nike, Inc (Class B)	935,744
937		Sealed Air Corp	23,950
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,444,796

SECURITY AND COMMODITY BROKERS - 3.02%
2,877		A.G. Edwards, Inc	240,949
1,573	e	BlackRock, Inc	272,774
45,349		Charles Schwab Corp	979,538
2,446		CME Group, Inc	1,436,658
7,797	*	E*Trade Financial Corp	101,829
4,874		Eaton Vance Corp	194,765
3,739		Federated Investors, Inc (Class B)	148,438
7,421		Franklin Resources, Inc	946,178
7,995		Goldman Sachs Group, Inc	1,732,836
3,158	*	IntercontinentalExchange, Inc	479,700
2,015	e*	Investment Technology Group, Inc	86,605
6,358	e	Janus Capital Group, Inc	179,804
2,428	e	Lazard Ltd (Class A)	102,947
2,448		Legg Mason, Inc	206,342
9,717		Merrill Lynch & Co, Inc	692,628
2,270	*	MF Global Ltd	65,830
2,488		Morgan Stanley	156,744
3,731	*	Nasdaq Stock Market, Inc	140,584
3,629		Nuveen Investments, Inc (Class A)	224,780
4,114	e	Nymex Holdings, Inc	535,561
11,813	e	NYSE Euronext	935,235
5,586		SEI Investments Co	152,386
11,888		T Rowe Price Group, Inc	662,043
11,085	e*	TD Ameritrade Holding Corp	201,969
		TOTAL SECURITY AND COMMODITY BROKERS	10,877,123

SPECIAL TRADE CONTRACTORS - 0.06%
7,521	e*	Quanta Services, Inc	198,930
		TOTAL SPECIAL TRADE CONTRACTORS	198,930

STONE, CLAY, AND GLASS PRODUCTS - 0.91%
30,174		3M Co	2,823,683
2,432	e	Eagle Materials, Inc	86,920
5,901		Gentex Corp	126,517
6,331	*	Owens-Illinois, Inc	262,420
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,299,540

TOBACCO PRODUCTS - 1.16%
53,767		Altria Group, Inc	3,738,420
2,822		Loews Corp (Carolina Group)	232,053
4,050	e	UST, Inc	200,880
		TOTAL TOBACCO PRODUCTS	4,171,353

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.61%
11,129	e*	AMR Corp	$248,065
4,491	e*	Continental Airlines, Inc (Class B)	148,338
720	e	Copa Holdings S.A. (Class A)	28,836
10,625	e*	Delta Air Lines, Inc	190,719
11,560		FedEx Corp	1,210,910
7,891	e*	Northwest Airlines Corp	140,460
6,782	e	Southwest Airlines Co	100,374
3,158	e*	UAL Corp	146,942
		TOTAL TRANSPORTATION BY AIR	2,214,644

TRANSPORTATION EQUIPMENT - 3.22%
2,154		Autoliv, Inc	128,702
4,146	*	BE Aerospace, Inc	172,183
35,253		Boeing Co	3,701,212
2,528		General Dynamics Corp	213,540
5,639		Goodrich Corp	384,749
11,529		Harley-Davidson, Inc	532,755
3,582		Harsco Corp	212,305
966		ITT Industries, Inc	65,620
15,760		Lockheed Martin Corp	1,709,802
1,069		Northrop Grumman Corp	83,382
3,213		Oshkosh Truck Corp	199,110
11,122		Paccar, Inc	948,151
5,572	*	Pactiv Corp	159,694
10,245		Raytheon Co	653,836
2,382	*	Spirit Aerosystems Holdings, Inc (Class A)	92,755
1,524		Thor Industries, Inc	68,565
3,039	e	Trinity Industries, Inc	114,084
27,150		United Technologies Corp	2,185,032
		TOTAL TRANSPORTATION EQUIPMENT	11,625,477

TRANSPORTATION SERVICES - 0.28%
7,594		CH Robinson Worldwide, Inc	412,278
9,566		Expeditors International Washington, Inc	452,472
1,000	e	GATX Corp	42,750
4,598		UTI Worldwide, Inc	105,662
		TOTAL TRANSPORTATION SERVICES	1,013,162

TRUCKING AND WAREHOUSING - 0.71%
1,801		Con-way, Inc	82,846
4,407		J.B. Hunt Transport Services, Inc	115,904
2,479		Landstar System, Inc	104,044
30,052		United Parcel Service, Inc (Class B)	2,256,905
		TOTAL TRUCKING AND WAREHOUSING	2,559,699

WATER TRANSPORTATION - 0.17%
8,195		Carnival Corp	396,884
2,234		Frontline Ltd	107,858
2,329	*	Kirby Corp	102,802
		TOTAL WATER TRANSPORTATION	607,544

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.37%
3,159	*	Arrow Electronics, Inc	$134,321
493		BorgWarner, Inc	45,124
5,440	*	Cytyc Corp	259,216
1,889	e	Martin Marietta Materials, Inc	252,276
6,199	*	Patterson Cos, Inc	239,343
2,139	e	Pool Corp	53,432
513		Reliance Steel & Aluminum Co	29,005
2,606		W.W. Grainger, Inc	237,641
2,343	e*	WESCO International, Inc	100,608
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,350,966

WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
3,375		Airgas, Inc	174,251
2,168	e*	Bare Escentuals, Inc	53,918
2,448	e	Brown-Forman Corp (Class B)	183,380
16,312		Cardinal Health, Inc	1,019,989
341		Dean Foods Co	8,723
6,265	*	Endo Pharmaceuticals Holdings, Inc	194,278
3,958	*	Henry Schein, Inc	240,805
2,486		Herbalife Ltd	113,014
27,658		Sysco Corp	984,348
1,432	e*	Tractor Supply Co	65,995
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,038,701

		TOTAL COMMON STOCKS
		(Cost $312,994,145)	358,923,304

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.30%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.22%
$ 790,000	d	Federal Home Loan Bank (FHLB), 10/01/07	789,737

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.08%
29,126,448		State Street Navigator Securities Lending Prime Portfolio	29,126,448

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $29,916,448)	29,916,185

		TOTAL PORTFOLIO - 107.85%
		(Cost $342,910,593)	388,839,489
		OTHER ASSETS & LIABILITIES, NET - (7.85)%	(28,305,116)

		NET ASSETS - 100.00%	$360,534,373

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing
	**	Percentage less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $855,977.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.80%

AMUSEMENT AND RECREATION SERVICES - 0.59%
4,453		Harrah's Entertainment, Inc	$387,099
2,253		International Speedway Corp (Class A)	103,323
65,435		Walt Disney Co	2,250,310
1,870	e	Warner Music Group Corp	18,887
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,759,619

APPAREL AND ACCESSORY STORES - 0.17%
954	*	AnnTaylor Stores Corp	30,213
8,503		Foot Locker, Inc	130,351
35,058		Gap, Inc	646,470
		TOTAL APPAREL AND ACCESSORY STORES	807,034

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
6,820	e	Jones Apparel Group, Inc	144,107
6,064		Liz Claiborne, Inc	208,177
5,276		VF Corp	426,037
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	778,321

AUTO REPAIR, SERVICES AND PARKING - 0.07%
6,852	*	Hertz Global Holdings, Inc	155,677
3,382		Ryder System, Inc	165,718
		TOTAL AUTO REPAIR, SERVICES AND PARKING	321,395

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
9,733	*	Autonation, Inc	172,469
700	*	Copart, Inc	24,073
3,394	e	Penske Auto Group, Inc	68,695
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	265,237

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.29%
42,010		Home Depot, Inc	1,362,804
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,362,804

BUSINESS SERVICES - 1.30%
3,101	*	Affiliated Computer Services, Inc (Class A)	155,794
3,673	*	Avis Budget Group, Inc	84,075
8,644		CA, Inc	222,324
11,289	*	Cadence Design Systems, Inc	250,503
693	*	Ceridian Corp	24,075
959	e*	Checkfree Corp	44,632
10,119	*	Computer Sciences Corp	565,652
3,197	*	Compuware Corp	25,640
8,055	*	Convergys Corp	139,835
12,796		Electronic Data Systems Corp	279,465
11,833	e*	Expedia, Inc	377,236

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,890	e	Fair Isaac Corp	$104,358
1,693		Fidelity National Information Services, Inc	75,118
1,434	*	Getty Images, Inc	39,923
1,182		IMS Health, Inc	36,216
10,055	*	Interpublic Group of Cos, Inc	104,371
9,613	*	Juniper Networks, Inc	351,932
500	*	Kinetic Concepts, Inc	28,140
9,159	*	NCR Corp	456,118
17,003	*	Novell, Inc	129,903
156,172	*	Sun Microsystems, Inc	876,125
45,274	*	Symantec Corp	877,410
19,791	*	Unisys Corp	131,016
4,856	*	United Rentals, Inc	156,218
400	*	VMware, Inc	34,000
13,212		Waste Management, Inc	498,621
		TOTAL BUSINESS SERVICES	6,068,700

CHEMICALS AND ALLIED PRODUCTS - 7.45%
6,814		Air Products & Chemicals, Inc	666,137
4,153		Alberto-Culver Co	102,953
19,298	*	Amgen, Inc	1,091,688
1,008		Avery Dennison Corp	57,476
1,914		Avon Products, Inc	71,832
13,535	*	Biogen Idec, Inc	897,777
1,012		Cabot Corp	35,956
2,640		Celanese Corp (Series A)	102,907
2,777	*	Charles River Laboratories International, Inc	155,929
14,562		Chemtura Corp	129,456
400		Church & Dwight Co, Inc	18,816
1,024		Clorox Co	62,454
2,318		Colgate-Palmolive Co	165,320
2,365		Cytec Industries, Inc	161,742
55,865		Dow Chemical Co	2,405,547
45,522		Du Pont (E.I.) de Nemours & Co	2,256,070
4,868		Eastman Chemical Co	324,842
29,816		Eli Lilly & Co	1,697,425
4,546		FMC Corp	236,483
4,996		Huntsman Corp	132,344
1,870	e	International Flavors & Fragrances, Inc	98,848
1,648	*	Invitrogen Corp	134,691
14,195	*	King Pharmaceuticals, Inc	166,365
2,861		Lubrizol Corp	186,137
13,561		Lyondell Chemical Co	628,552
22,115		Merck & Co, Inc	1,143,124
9,376	*	Millennium Pharmaceuticals, Inc	95,166
5,441	*	Mosaic Co	291,202
412,266		Pfizer, Inc	10,071,658
9,546		PPG Industries, Inc	721,200
111,627		Procter & Gamble Co	7,851,843
3,918	e	Rohm & Haas Co	218,115
941		RPM International, Inc	22,537
1,902	e	Scotts Miracle-Gro Co (Class A)	81,311
5,162		Sigma-Aldrich Corp	251,596
5,837		Valspar Corp	158,825

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,405	*	Watson Pharmaceuticals, Inc	$77,922
1,412	e	Westlake Chemical Corp	35,766
37,361		Wyeth	1,664,433
		TOTAL CHEMICALS AND ALLIED PRODUCTS	34,672,445

COMMUNICATIONS - 7.55%
20,093		Alltel Corp	1,400,080
362,049		AT&T, Inc	15,318,293
19,510	*	Avaya, Inc	330,890
8,275	*	Cablevision Systems Corp (Class A)	289,129
300	*	Central European Media Enterprises Ltd (Class A)	27,513
6,615		CenturyTel, Inc	305,745
16,227		Citizens Communications Co	232,371
22,939		Clear Channel Communications, Inc	858,836
1,300	e*	Clearwire Corp (Class A)	31,772
67,209	e*	Comcast Corp (Class A)	1,625,114
2,360	*	Crown Castle International Corp	95,887
8,928		Embarq Corp	496,439
1,210		Hearst-Argyle Television, Inc	31,412
9,553	*	IAC/InterActiveCorp	283,438
11,051	*	Liberty Global, Inc (Class A)	453,312
7,522	*	Liberty Media Corp - Capital (Series A)	938,971
15,286	*	Liberty Media Holding Corp (Interactive A)	293,644
94,714	e*	Qwest Communications International, Inc	867,580
165,156		Sprint Nextel Corp	3,137,964
3,327		Telephone & Data Systems, Inc	222,077
4,013	*	Time Warner Cable, Inc (Class A)	131,626
689	*	US Cellular Corp	67,660
170,435		Verizon Communications, Inc	7,546,862
11,971		Windstream Corp	169,031
		TOTAL COMMUNICATIONS	35,155,646

DEPOSITORY INSTITUTIONS - 15.37%
7,780		Associated Banc-Corp	230,521
4,713		Astoria Financial Corp	125,036
4,435	e	Bancorpsouth, Inc	107,771
260,730		Bank of America Corp	13,106,897
1,662		Bank of Hawaii Corp	87,837
43,401		Bank of New York Mellon Corp/The	1,915,720
32,347		BB&T Corp	1,306,495
1,512		BOK Financial Corp	77,732
383		Capitol Federal Financial	13,099
290,525		Citigroup, Inc	13,558,802
2,355		City National Corp	163,696
9,511		Colonial Bancgroup, Inc	205,628
9,133		Comerica, Inc	468,340
7,637		Commerce Bancorp, Inc	296,163
4,255		Commerce Bancshares, Inc	195,262
3,588		Cullen/Frost Bankers, Inc	179,831
3,421		East West Bancorp, Inc	123,019
32,336		Fifth Third Bancorp	1,095,544
403		First Citizens Bancshares, Inc (Class A)	70,283
6,932	e	First Horizon National Corp	184,807
9,093	e	Fulton Financial Corp	130,757

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
19,051		Hudson City Bancorp, Inc	$293,004
21,040	e	Huntington Bancshares, Inc	357,259
4,114	e	IndyMac Bancorp, Inc	97,132
200,634		JPMorgan Chase & Co	9,193,050
22,958		Keycorp	742,232
4,042		M&T Bank Corp	418,145
14,949		Marshall & Ilsley Corp	654,318
34,750		National City Corp	871,878
17,970	e	New York Community Bancorp, Inc	342,329
1,826		Northern Trust Corp	121,009
4,275		People's United Financial, Inc	73,872
20,209		PNC Financial Services Group, Inc	1,376,233
16,315		Popular, Inc	200,348
41,453		Regions Financial Corp	1,222,034
25,063		Sovereign Bancorp, Inc	427,074
4,553		State Street Corp	310,332
20,863		SunTrust Banks, Inc	1,578,703
10,016		Synovus Financial Corp	280,949
6,960		TCF Financial Corp	182,213
2,948		UnionBanCal Corp	172,193
102,139		US Bancorp	3,322,582
6,908	e	Valley National Bancorp	153,219
112,462		Wachovia Corp	5,639,969
5,691		Washington Federal, Inc	149,446
51,895		Washington Mutual, Inc	1,832,412
3,216		Webster Financial Corp	135,458
197,241		Wells Fargo & Co	7,025,724
2,461		Western Union Co	51,607
3,731		Whitney Holding Corp	98,424
4,176	e	Wilmington Trust Corp	162,446
6,255		Zions Bancorporation	429,531
		TOTAL DEPOSITORY INSTITUTIONS	71,558,365

EATING AND DRINKING PLACES - 0.65%
55,518		McDonald's Corp	3,024,065
		TOTAL EATING AND DRINKING PLACES	3,024,065

ELECTRIC, GAS, AND SANITARY SERVICES - 5.95%
4,501		AGL Resources, Inc	178,330
7,035		Alliant Energy Corp	269,581
14,563	*	Allied Waste Industries, Inc	185,678
12,245		Ameren Corp	642,863
23,326		American Electric Power Co, Inc	1,074,862
6,831		Aqua America, Inc	154,927
4,703		Atmos Energy Corp	133,189
13,169		CMS Energy Corp	221,503
15,825		Consolidated Edison, Inc	732,698
2,563		Constellation Energy Group, Inc	219,880
17,210		Dominion Resources, Inc	1,450,803
2,940	e	DPL, Inc	77,204
10,557		DTE Energy Co	511,381
73,919		Duke Energy Corp	1,381,546
15,872	*	Dynegy, Inc (Class A)	146,657
19,042		Edison International	1,055,879

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
41,138		El Paso Corp	$698,112
4,498		Energen Corp	256,926
9,257		Energy East Corp	250,402
11,542		Entergy Corp	1,249,883
21,535		Exelon Corp	1,622,878
17,863		FirstEnergy Corp	1,131,442
23,752		FPL Group, Inc	1,446,022
5,205	e	Great Plains Energy, Inc	149,956
4,833	e	Hawaiian Electric Industries, Inc	104,924
4,446	e	Integrys Energy Group, Inc	227,769
10,375		MDU Resources Group, Inc	288,840
4,510	*	Mirant Corp	183,467
5,001	e	National Fuel Gas Co	234,097
15,629		NiSource, Inc	299,139
9,462		Northeast Utilities	270,329
2,645	e*	NRG Energy, Inc	111,857
6,642		NSTAR	231,208
5,514		OGE Energy Corp	182,513
6,360		Oneok, Inc	301,464
11,127		Pepco Holdings, Inc	301,319
20,478		PG&E Corp	978,848
5,864		Pinnacle West Capital Corp	231,687
5,989		PPL Corp	277,291
14,989		Progress Energy, Inc	702,235
14,799		Public Service Enterprise Group, Inc	1,302,164
6,766		Puget Energy, Inc	165,564
6,514		Questar Corp	342,180
19,835	*	Reliant Energy, Inc	507,776
1,372		Republic Services, Inc	44,878
6,811		SCANA Corp	263,858
15,518		Sempra Energy	901,906
12,309		Sierra Pacific Resources	193,621
44,188		Southern Co	1,603,141
6,241		Southern Union Co	194,158
11,723		TECO Energy, Inc	192,609
7,518		TXU Corp	514,757
6,471		UGI Corp	168,117
5,005	e	Vectren Corp	136,586
5,469		Williams Cos, Inc	186,274
6,837		Wisconsin Energy Corp	307,870
23,592	e	Xcel Energy, Inc	508,172
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	27,703,220

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.85%
6,577	*	ADC Telecommunications, Inc	128,975
19,837	e*	Advanced Micro Devices, Inc	261,848
29,107	*	Atmel Corp	150,192
3,794	*	Avnet, Inc	151,229
1,413	e	AVX Corp	22,749
7,347		Cooper Industries Ltd (Class A)	375,358
4,341	e*	Cree, Inc	135,005
7,534		Eaton Corp	746,167
827	e*	Energizer Holdings, Inc	91,673
3,767	*	Fairchild Semiconductor International, Inc	70,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,285		Honeywell International, Inc	$373,769
7,105	*	Integrated Device Technology, Inc	109,985
3,087	*	International Rectifier Corp	101,840
3,501		Intersil Corp (Class A)	117,038
1,742	*	Jarden Corp	53,897
5,220	e*	JDS Uniphase Corp	78,091
4,951		L-3 Communications Holdings, Inc	505,695
839		Lincoln Electric Holdings, Inc	65,115
20,561	e*	LSI Logic Corp	152,563
30,229	*	Micron Technology, Inc	335,542
3,281		Molex, Inc	88,357
136,184		Motorola, Inc	2,523,490
3,435	*	Novellus Systems, Inc	93,638
1,600	*	QLogic Corp	21,520
2,258	e	RadioShack Corp	46,650
2,066	e*	Rambus, Inc	39,481
31,205	*	Sanmina-SCI Corp	66,155
2,226		Teleflex, Inc	173,450
25,770	*	Tellabs, Inc	245,330
29,128		Tyco Electronics Ltd	1,032,005
9,107	*	Vishay Intertechnology, Inc	118,664
1,435		Whirlpool Corp	127,859
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,603,698

ENGINEERING AND MANAGEMENT SERVICES - 0.15%
1,989	*	Hewitt Associates, Inc (Class A)	69,714
10,145	*	KBR, Inc	393,322
600	e	Quest Diagnostics, Inc	34,662
450	*	Shaw Group, Inc	26,145
2,906	*	URS Corp	164,044
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	687,887

FABRICATED METAL PRODUCTS - 0.45%
259	e*	Alliant Techsystems, Inc	28,309
7,302		Commercial Metals Co	231,108
3,097		Crane Co	148,563
7,050		Illinois Tool Works, Inc	420,462
6,652		Parker Hannifin Corp	743,893
5,586		Pentair, Inc	185,343
3,424		Snap-On, Inc	169,625
3,167		Stanley Works	177,764
		TOTAL FABRICATED METAL PRODUCTS	2,105,067

FOOD AND KINDRED PRODUCTS - 3.15%
16,506		Anheuser-Busch Cos, Inc	825,135
38,205		Archer Daniels Midland Co	1,263,821
7,022		Bunge Ltd	754,514
6,097		Campbell Soup Co	225,589
46,101		Coca-Cola Co	2,649,424
18,530		Coca-Cola Enterprises, Inc	448,797
29,087		ConAgra Foods, Inc	760,043
11,129	e*	Constellation Brands, Inc (Class A)	269,433
4,281		Corn Products International, Inc	196,369
11,654		Del Monte Foods Co	122,367

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
18,641		General Mills, Inc	$1,081,364
8,384		H.J. Heinz Co	387,341
2,775		Hershey Co	128,788
4,639		Hormel Foods Corp	165,983
3,447		J.M. Smucker Co	184,139
4,781		Kellogg Co	267,736
94,097		Kraft Foods, Inc (Class A)	3,247,287
2,648		McCormick & Co, Inc	95,249
3,132		Molson Coors Brewing Co (Class B)	312,166
6,035		Pepsi Bottling Group, Inc	224,321
3,494		PepsiAmericas, Inc	113,345
21,276		Sara Lee Corp	355,096
6,298	*	Smithfield Foods, Inc	198,387
15,209		Tyson Foods, Inc (Class A)	271,481
1,906		Wrigley (Wm.) Jr Co	122,422
		TOTAL FOOD AND KINDRED PRODUCTS	14,670,597

FOOD STORES - 0.38%
15,275		Kroger Co	435,643
25,920		Safeway, Inc	858,211
12,323		Supervalu, Inc	480,720
		TOTAL FOOD STORES	1,774,574

FORESTRY - 0.24%
4,492		Rayonier, Inc	215,796
12,587		Weyerhaeuser Co	910,040
		TOTAL FORESTRY	1,125,836

FURNITURE AND FIXTURES - 0.24%
2,861		Hillenbrand Industries, Inc	157,412
2,288		Johnson Controls, Inc	270,236
10,366	e	Leggett & Platt, Inc	198,613
20,820		Masco Corp	482,399
		TOTAL FURNITURE AND FIXTURES	1,108,660

FURNITURE AND HOMEFURNISHINGS STORES - 0.07%
5,418	e	Circuit City Stores, Inc	42,856
3,140	e*	Mohawk Industries, Inc	255,282
797		Steelcase, Inc (Class A)	14,330
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	312,468

GENERAL BUILDING CONTRACTORS - 0.25%
6,986	e	Centex Corp	185,618
18,787		DR Horton, Inc	240,661
4,313	e	KB Home	108,084
7,592		Lennar Corp (Class A)	171,959
1,904	e	MDC Holdings, Inc	77,950
146	e*	NVR, Inc	68,657
7,892	e	Pulte Homes, Inc	107,410
2,390		Ryland Group, Inc	51,218
7,049	e*	Toll Brothers, Inc	140,910
		TOTAL GENERAL BUILDING CONTRACTORS	1,152,467

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.70%
4,097	*	BJ's Wholesale Club, Inc	$135,857
8,259		Costco Wholesale Corp	506,855
3,810	e	Dillard's, Inc (Class A)	83,172
26,832		Macy's, Inc	867,210
1,101	e	Saks, Inc	18,882
37,603		Wal-Mart Stores, Inc	1,641,371
		TOTAL GENERAL MERCHANDISE STORES	3,253,347

HEALTH SERVICES - 0.60%
6,294		AmerisourceBergen Corp	285,307
1,987	e	Brookdale Senior Living, Inc	79,102
5,497	*	Community Health Systems, Inc	172,826
500	*	Coventry Health Care, Inc	31,105
15,489		Health Management Associates, Inc (Class A)	107,494
3,422	*	LifePoint Hospitals, Inc	102,694
1,298		McKesson Corp	76,309
6,585	e	Omnicare, Inc	218,161
6,789	e*	Tenet Healthcare Corp	22,811
2,213		Universal Health Services, Inc (Class B)	120,431
19,828	*	WellPoint, Inc	1,564,826
		TOTAL HEALTH SERVICES	2,781,066

HOLDING AND OTHER INVESTMENT OFFICES - 5.68%
8,800	e	Allied Capital Corp	258,632
5,832		AMB Property Corp	348,812
18,500		Annaly Mortgage Management, Inc	294,705
5,583		Apartment Investment & Management Co (Class A)	251,961
12,999	e*	Archstone-Smith Trust	781,760
4,630		AvalonBay Communities, Inc	546,618
6,035		Boston Properties, Inc	627,037
5,500		Brandywine Realty Trust	139,205
2,971	e	BRE Properties, Inc (Class A)	166,168
3,529		Camden Property Trust	226,738
3,631		CBL & Associates Properties, Inc	127,267
2,949		Colonial Properties Trust	101,151
7,222		Developers Diversified Realty Corp	403,493
5,800		Douglas Emmett, Inc	143,434
2,096		Duke Realty Corp	70,866
16,977		Equity Residential	719,146
894	e	Essex Property Trust, Inc	105,108
1,705		Federal Realty Investment Trust	151,063
5,619		General Growth Properties, Inc	301,291
11,622		HCP, Inc	385,502
4,007		Health Care REIT, Inc	177,270
5,320		Hospitality Properties Trust	216,258
30,219		Host Marriott Corp	678,114
11,903		HRPT Properties Trust	117,721
163,017		iShares Russell 1000 Value Index Fund	14,011,311
7,389		iStar Financial, Inc	251,152
12,837		Kimco Realty Corp	580,361
5,282		Liberty Property Trust	212,389
4,044		Mack-Cali Realty Corp	166,208
9,721		Plum Creek Timber Co, Inc	435,112
1,797		Prologis	119,231

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,730		Public Storage, Inc	$529,315
3,935		Regency Centers Corp	302,011
5,673		Simon Property Group, Inc	567,300
3,443	e	SL Green Realty Corp	402,039
1,548		Taubman Centers, Inc	84,753
4,829	*	TFS Financial Corp	62,487
7,517	e	Thornburg Mortgage, Inc	96,593
16,986		Virgin Media, Inc	412,250
7,917		Vornado Realty Trust	865,724
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	26,437,556

HOTELS AND OTHER LODGING PLACES - 0.10%
500	e	Orient-Express Hotels Ltd (Class A)	25,635
1,193	e	Station Casinos, Inc	104,364
9,929		Wyndham Worldwide Corp	325,274
		TOTAL HOTELS AND OTHER LODGING PLACES	455,273

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.43%
1,777	*	AGCO Corp	90,218
1,781		Black & Decker Corp	148,357
2,714		Carlisle Cos, Inc	131,900
12,538		Deere & Co	1,860,890
7,757		Dover Corp	395,219
418		Flowserve Corp	31,843
2,964	*	Gardner Denver, Inc	115,596
537,106	d	General Electric Co	22,236,188
16,542		Ingersoll-Rand Co Ltd (Class A)	901,043
16,322		International Business Machines Corp	1,922,732
3,815		Jabil Circuit, Inc	87,135
975		Kennametal, Inc	81,881
3,721		Lennox International, Inc	125,770
2,417	*	Lexmark International, Inc (Class A)	100,378
761		Pall Corp	29,603
5,588	*	SanDisk Corp	307,899
19,807		Seagate Technology, Inc	506,663
37,400	*	Solectron Corp	145,860
3,330		SPX Corp	308,225
5,340		Timken Co	198,381
8,729	*	Western Digital Corp	221,018
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,946,799

INSTRUMENTS AND RELATED PRODUCTS - 2.79%
8,917		Applera Corp (Applied Biosystems Group)	308,885
2,479		Bausch & Lomb, Inc	158,656
583		Beckman Coulter, Inc	43,002
78,255	*	Boston Scientific Corp	1,091,657
1,573	e	Cooper Cos, Inc	82,457
29,028		Covidien Ltd	1,204,662
2,325		DRS Technologies, Inc	128,154
16,648	e	Eastman Kodak Co	445,500
7,743		Emerson Electric Co	412,082
106,345		Johnson & Johnson	6,986,867
5,126		PerkinElmer, Inc	149,730
2,234		Pitney Bowes, Inc	101,468

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,545		Tektronix, Inc	$98,338
5,561	*	Teradyne, Inc	76,742
12,499	*	Thermo Electron Corp	721,442
54,973	*	Xerox Corp	953,232
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,962,874

INSURANCE AGENTS, BROKERS AND SERVICE - 0.80%
17,160		AON Corp	768,940
4,747	e	Gallagher (Arthur J.) & Co	137,521
18,608		Hartford Financial Services Group, Inc	1,722,170
32,615		Marsh & McLennan Cos, Inc	831,683
510	e	White Mountains Insurance Group Ltd	265,073
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,725,387

INSURANCE CARRIERS - 7.18%
18,139		ACE Ltd	1,098,679
5,920		Aetna, Inc	321,278
2,299		Aflac, Inc	131,135
344	e*	Alleghany Corp	139,664
3,385		Allied World Assurance Holdings Ltd	175,715
35,666		Allstate Corp	2,039,739
5,920	e	Ambac Financial Group, Inc	372,427
4,877		American Financial Group, Inc	139,092
122,392		American International Group, Inc	8,279,819
844		American National Insurance Co	111,028
3,148	*	Arch Capital Group Ltd	234,243
7,352	e	Assurant, Inc	393,332
9,206		Axis Capital Holdings Ltd	358,205
23,414		Chubb Corp	1,255,927
9,936		Cincinnati Financial Corp	430,328
1,657		CNA Financial Corp	65,153
11,023	*	Conseco, Inc	176,368
3,287		Endurance Specialty Holdings Ltd	136,575
2,827	e	Erie Indemnity Co (Class A)	172,815
3,836		Everest Re Group Ltd	422,881
12,645		Fidelity National Title Group, Inc (Class A)	221,035
5,677	e	First American Corp	207,892
25,538		Genworth Financial, Inc (Class A)	784,783
2,717		Hanover Insurance Group, Inc	120,064
3,784		HCC Insurance Holdings, Inc	108,374
9,358	e	Leucadia National Corp	451,243
15,859		Lincoln National Corp	1,046,218
25,379		Loews Corp	1,227,075
597	*	Markel Corp	288,948
7,725	e	MBIA, Inc	471,611
1,689		Mercury General Corp	91,088
27,702		Metlife, Inc	1,931,660
4,930	e	MGIC Investment Corp	159,288
2,963	e	Nationwide Financial Services, Inc (Class A)	159,469
12,977		Old Republic International Corp	243,189
1,774		OneBeacon Insurance Group Ltd	38,230
2,629	e	PartnerRe Ltd	207,665
646	*	Philadelphia Consolidated Holding Co	26,706
5,373		PMI Group, Inc	175,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,827		Principal Financial Group	$935,435
43,107		Progressive Corp	836,707
3,867		Protective Life Corp	164,115
20,565		Prudential Financial, Inc	2,006,733
4,784		Radian Group, Inc	111,372
1,578	e	Reinsurance Group Of America, Inc	89,457
4,446		RenaissanceRe Holdings Ltd	290,813
6,156		Safeco Corp	376,870
3,182		Stancorp Financial Group, Inc	157,541
5,748		Torchmark Corp	358,215
999		Transatlantic Holdings, Inc	70,260
38,920		Travelers Cos, Inc/The	1,959,233
2,766		Unitrin, Inc	137,166
19,926		UnumProvident Corp	487,589
6,976		W.R. Berkley Corp	206,699
126		Wesco Financial Corp	50,148
9,590		XL Capital Ltd (Class A)	759,528
		TOTAL INSURANCE CARRIERS	33,412,519

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
5,038		Laidlaw International, Inc	177,438
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	177,438

LUMBER AND WOOD PRODUCTS - 0.02%
5,971	e	Louisiana-Pacific Corp	101,328
		TOTAL LUMBER AND WOOD PRODUCTS	101,328

METAL MINING - 0.23%
4,081		Freeport-McMoRan Copper & Gold, Inc (Class B)	428,056
14,510		Newmont Mining Corp	649,032
		TOTAL METAL MINING	1,077,088

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
1,092	*	Armstrong World Industries, Inc	44,324
8,892		Fortune Brands, Inc	724,609
5,911		Hasbro, Inc	164,799
13,058		Mattel, Inc	306,341
28,928		Tyco International Ltd	1,282,668
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,522,741

MISCELLANEOUS RETAIL - 0.57%
2,476		Barnes & Noble, Inc	87,304
42,393		CVS Corp	1,680,035
2,371		OfficeMax, Inc	81,254
40,754	e*	Rite Aid Corp	188,283
4,716	e*	Sears Holdings Corp	599,875
		TOTAL MISCELLANEOUS RETAIL	2,636,751

MOTION PICTURES - 1.27%
37,770		CBS Corp (Class B)	1,189,755
7,020	*	Discovery Holding Co (Class A)	202,527
682	*	DreamWorks Animation SKG, Inc (Class A)	22,792
45,318		News Corp (Class A)	996,543
1,000	e	Regal Entertainment Group (Class A)	21,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
189,292		Time Warner, Inc	$3,475,401
		TOTAL MOTION PICTURES	5,908,968

NONDEPOSITORY INSTITUTIONS - 1.88%
9,506	e	American Capital Strategies Ltd	406,191
6,681	e*	AmeriCredit Corp	117,452
23,262		Capital One Financial Corp	1,545,295
2,977		CapitalSource, Inc	60,254
11,333		CIT Group, Inc	455,587
35,109		Countrywide Financial Corp	667,422
29,061		Discover Financial Services	604,469
57,074		Fannie Mae	3,470,670
23,588		Freddie Mac	1,391,928
182		Student Loan Corp	32,818
		TOTAL NONDEPOSITORY INSTITUTIONS	8,752,086

OIL AND GAS EXTRACTION - 0.89%
27,169		Anadarko Petroleum Corp	1,460,334
11,561	e	Chesapeake Energy Corp	407,641
4,498	e	Cimarex Energy Co	167,551
1,400	*	Continental Resources, Inc	25,396
609		ENSCO International, Inc	34,165
1,612		Equitable Resources, Inc	83,614
4,308	e*	Forest Oil Corp	185,416
1,033	e*	Helix Energy Solutions Group, Inc	43,861
6,211		Helmerich & Payne, Inc	203,907
1,865	*	Nabors Industries Ltd	57,386
9,681	e	Patterson-UTI Energy, Inc	218,500
7,239		Pioneer Natural Resources Co	325,610
4,012	e*	Plains Exploration & Production Co	177,411
3,560		Pogo Producing Co	189,072
2,815	*	Pride International, Inc	102,888
1,706		Rowan Cos, Inc	62,405
1,423	*	SEACOR Holdings, Inc	135,327
3,388		St. Mary Land & Exploration Co	120,850
1,325	e	Tidewater, Inc	83,263
482	*	Unit Corp	23,329
900	e	W&T Offshore, Inc	21,942
		TOTAL OIL AND GAS EXTRACTION	4,129,868

PAPER AND ALLIED PRODUCTS - 0.69%
5,766		Bemis Co	167,848
12,406	*	Domtar Corporation	101,729
25,586		International Paper Co	917,770
14,015		Kimberly-Clark Corp	984,694
10,817		MeadWestvaco Corp	319,426
14,858	*	Smurfit-Stone Container Corp	173,541
6,028		Sonoco Products Co	181,925
6,472		Temple-Inland, Inc	340,621
		TOTAL PAPER AND ALLIED PRODUCTS	3,187,554

PERSONAL SERVICES - 0.06%
1,697		Cintas Corp	62,959
17,548		Service Corp International	226,369
		TOTAL PERSONAL SERVICES	289,328

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 12.60%
19,438		Apache Corp	$1,750,586
3,417		Ashland, Inc	205,738
126,217		Chevron Corp	11,811,387
95,996		ConocoPhillips	8,425,569
26,112		Devon Energy Corp	2,172,518
14,338		EOG Resources, Inc	1,037,068
263,318		Exxon Mobil Corp	24,372,714
3,259		Frontier Oil Corp	135,705
16,328		Hess Corp	1,086,302
40,203		Marathon Oil Corp	2,292,375
10,931		Murphy Oil Corp	763,968
7,660	*	Newfield Exploration Co	368,906
8,603		Noble Energy, Inc	602,554
48,880		Occidental Petroleum Corp	3,132,230
6,885		Valero Energy Corp	462,534
994	e	Western Refining, Inc	40,337
		TOTAL PETROLEUM AND COAL PRODUCTS	58,660,491

PIPELINES, EXCEPT NATURAL GAS - 0.20%
37,024		Spectra Energy Corp	906,348
		TOTAL PIPELINES, EXCEPT NATURAL GAS	906,348

PRIMARY METAL INDUSTRIES - 0.84%
50,954		Alcoa, Inc	1,993,320
583		Carpenter Technology Corp	75,796
2,551		Hubbell, Inc (Class B)	145,713
13,591		Nucor Corp	808,257
3,523		Steel Dynamics, Inc	164,524
6,923		United States Steel Corp	733,423
		TOTAL PRIMARY METAL INDUSTRIES	3,921,033

PRINTING AND PUBLISHING - 0.46%
4,838	e	EW Scripps Co (Class A)	203,196
13,639		Gannett Co, Inc	596,024
900		Harte-Hanks, Inc	17,712
3,100	e	McClatchy Co (Class A)	61,938
6,970	e	New York Times Co (Class A)	137,727
4,182	*	R.H. Donnelley Corp	234,276
12,520		R.R. Donnelley & Sons Co	457,731
4,666	*	Tribune Co	127,475
403		Washington Post Co (Class B)	323,528
		TOTAL PRINTING AND PUBLISHING	2,159,607

RAILROAD TRANSPORTATION - 0.50%
1,135		Burlington Northern Santa Fe Corp	92,128
21,191		CSX Corp	905,491
1,763	e*	Kansas City Southern Industries, Inc	56,716
11,286		Norfolk Southern Corp	585,856
6,094		Union Pacific Corp	688,988
		TOTAL RAILROAD TRANSPORTATION	2,329,179

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.09%
7,745		Newell Rubbermaid, Inc	$223,211
8,589		Sealed Air Corp	219,535
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	442,746

SECURITY AND COMMODITY BROKERS - 3.11%
701		A.G. Edwards, Inc	58,709
13,727		Ameriprise Financial, Inc	866,311
6,987	e	Bear Stearns Cos, Inc	858,073
1,537	e	BlackRock, Inc	266,531
16,117	*	E*Trade Financial Corp	210,488
13,451		Goldman Sachs Group, Inc	2,915,370
2,515	e	Janus Capital Group, Inc	71,124
7,237		Jefferies Group, Inc	201,406
4,637		Legg Mason, Inc	390,853
31,218		Lehman Brothers Holdings, Inc	1,927,087
38,239		Merrill Lynch & Co, Inc	2,725,676
2,600	*	MF Global Ltd	75,400
58,322		Morgan Stanley	3,674,286
1,266	*	Nasdaq Stock Market, Inc	47,703
5,568		Raymond James Financial, Inc	182,909
		TOTAL SECURITY AND COMMODITY BROKERS	14,471,926

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
2,882		3M Co	269,698
6,748	e*	Owens Corning, Inc	169,037
600	*	Owens-Illinois, Inc	24,870
4,984	e*	USG Corp	187,149
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	650,754

TOBACCO PRODUCTS - 1.02%
52,910		Altria Group, Inc	3,678,832
2,470		Loews Corp (Carolina Group)	203,108
10,125	e	Reynolds American, Inc	643,849
4,327	e	UST, Inc	214,619
		TOTAL TOBACCO PRODUCTS	4,740,408

TRANSPORTATION BY AIR - 0.26%
2,773		FedEx Corp	290,472
6,046	e*	Northwest Airlines Corp	107,619
36,326		Southwest Airlines Co	537,625
2,633	e*	UAL Corp	122,513
5,227	*	US Airways Group, Inc	137,209
		TOTAL TRANSPORTATION BY AIR	1,195,438

TRANSPORTATION EQUIPMENT - 2.02%
1,817		Autoliv, Inc	108,566
5,332	e	Brunswick Corp	121,890
118,069	e*	Ford Motor Co	1,002,406
20,314		General Dynamics Corp	1,715,924
28,263		General Motors Corp	1,037,252
10,036		Genuine Parts Co	501,800
9,204		ITT Industries, Inc	625,228
18,861		Northrop Grumman Corp	1,471,158

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,422		Raytheon Co	$792,772
1,700	*	Spirit Aerosystems Holdings, Inc (Class A)	66,198
940	e	Trinity Industries, Inc	35,288
3,147	*	TRW Automotive Holdings Corp	99,697
22,684		United Technologies Corp	1,825,608
		TOTAL TRANSPORTATION EQUIPMENT	9,403,787

TRANSPORTATION SERVICES - 0.01%
1,668	e	GATX Corp	71,307
		TOTAL TRANSPORTATION SERVICES	71,307

TRUCKING AND WAREHOUSING - 0.03%
500		Con-way, Inc	23,000
3,634	e*	YRC Worldwide, Inc	99,281
		TOTAL TRUCKING AND WAREHOUSING	122,281

WATER TRANSPORTATION - 0.31%
2,599		Alexander & Baldwin, Inc	130,288
14,871		Carnival Corp	720,203
1,930		Overseas Shipholding Group, Inc	148,282
7,453	e	Royal Caribbean Cruises Ltd	290,891
2,655	e	Teekay Corp	156,141
		TOTAL WATER TRANSPORTATION	1,445,805

WHOLESALE TRADE-DURABLE GOODS - 0.21%
3,571	*	Arrow Electronics, Inc	151,839
2,571		BorgWarner, Inc	235,324
7,933	*	Ingram Micro, Inc (Class A)	155,566
3,853		Reliance Steel & Aluminum Co	217,849
3,110	*	Tech Data Corp	124,773
1,001		W.W. Grainger, Inc	91,281
		TOTAL WHOLESALE TRADE-DURABLE GOODS	976,632

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
196		Airgas, Inc	10,119
1,487	e	Brown-Forman Corp (Class B)	111,391
7,653		Dean Foods Co	195,764
8,581	e	Idearc, Inc	270,037
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	587,311

		TOTAL COMMON STOCKS
		(Cost $412,624,109)	459,861,129

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.78%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.10%
$ 5,150,000	d	Federal Home Loan Bank (FHLB), 10/01/07	5,148,283

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.68%
21,771,176		State Street Navigator Securities Lending Prime Portfolio	21,771,176

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,921,176)	$26,919,459

	TOTAL PORTFOLIO - 104.58%
	(Cost $439,545,285)	486,780,588
	OTHER ASSETS & LIABILITIES, NET - (4.58%)	(21,333,785)

	NET ASSETS - 100.00%	$465,446,803

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $5,520,883.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,765	*	Chiquita Brands International, Inc	$43,770
		TOTAL AGRICULTURAL PRODUCTION-CROPS	43,770

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
954		Cal-Maine Foods, Inc	24,079
2,719		Pilgrim's Pride Corp	94,431
25		Seaboard Corp	49,000
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	167,510

AGRICULTURAL SERVICES - 0.00% **
864	*	Cadiz, Inc	16,330
		TOTAL AGRICULTURAL SERVICES	16,330

AMUSEMENT AND RECREATION SERVICES - 0.64%
21,608	*	Activision, Inc	466,517
4,307	*	Bally Technologies, Inc	152,597
689		Churchill Downs, Inc	34,422
736		Dover Downs Gaming & Entertainment, Inc	7,647
14,034		Harrah's Entertainment, Inc	1,219,976
3,080		International Speedway Corp (Class A)	141,249
1,550	e*	Lakes Entertainment, Inc	14,771
2,221	e*	Leapfrog Enterprises, Inc	18,323
2,381	e*	Life Time Fitness, Inc	146,051
4,383	*	Live Nation, Inc	93,139
2,758	*	Magna Entertainment Corp	6,261
3,600	e*	Marvel Entertainment, Inc	84,384
1,925	*	MTR Gaming Group, Inc	18,345
2,299	*	Multimedia Games, Inc	19,587
5,447	*	Penn National Gaming, Inc	321,482
4,610	*	Pinnacle Entertainment, Inc	125,530
5,973	e*	Six Flags, Inc	20,666
1,544		Speedway Motorsports, Inc	57,128
1,184	e*	Town Sports International Holdings, Inc	18,009
151,058		Walt Disney Co	5,194,885
3,298		Warner Music Group Corp	33,310
4,672	*	Westwood One, Inc	12,848
2,932	*	WMS Industries, Inc	97,049
1,665		World Wrestling Entertainment, Inc	25,108
		TOTAL AMUSEMENT AND RECREATION SERVICES	8,329,284

APPAREL AND ACCESSORY STORES - 0.57%
6,870		Abercrombie & Fitch Co (Class A)	554,409
5,827	*	Aeropostale, Inc	111,063
14,212		American Eagle Outfitters, Inc	373,918
5,041	*	AnnTaylor Stores Corp	159,648

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,948	e	Bebe Stores, Inc	$28,499
2,831		Brown Shoe Co, Inc	54,921
840	e	Buckle, Inc	31,870
793	e*	Cache, Inc	14,155
4,241	e*	Carter's, Inc	84,608
2,133	e*	Casual Male Retail Group, Inc	19,112
2,314		Cato Corp (Class A)	47,298
2,203	*	Charlotte Russe Holding, Inc	32,252
8,725	e*	Charming Shoppes, Inc	73,290
12,867	*	Chico's FAS, Inc	180,781
2,537	e*	Children's Place Retail Stores, Inc	61,598
2,342	e	Christopher & Banks Corp	28,385
1,134	e*	Citi Trends, Inc	24,676
233	e	DEB Shops, Inc	6,265
4,020	e*	Dress Barn, Inc	68,380
1,121	e*	DSW, Inc (Class A)	28,216
2,240	e*	Eddie Bauer Holdings, Inc	19,264
7,472	*	Finish Line, Inc (Class A)	32,428
11,482		Foot Locker, Inc	176,019
44,935		Gap, Inc	828,601
7,460	*	Hanesbrands, Inc	209,328
3,079	*	HOT Topic, Inc	22,970
3,580	e*	J Crew Group, Inc	148,570
1,794	e*	Jo-Ann Stores, Inc	37,854
1,448	e*	JOS A Bank Clothiers, Inc	48,392
24,800	*	Kohl's Corp	1,421,784
25,776		Limited Brands, Inc	590,013
3,344	e*	New York & Co, Inc	20,399
19,308		Nordstrom, Inc	905,352
5,259	e*	Pacific Sunwear Of California, Inc	77,833
10,114		Ross Stores, Inc	259,323
407	*	Shoe Carnival, Inc	6,423
3,326		Stage Stores, Inc	60,633
312	e	Syms Corp	4,683
1,535	e	Talbots, Inc	27,630
2,198	e*	Tween Brands, Inc	72,182
2,066	e*	Under Armour, Inc (Class A)	123,588
8,694	*	Urban Outfitters, Inc	189,529
11,688	e*	Wet Seal, Inc (Class A)	45,233
		TOTAL APPAREL AND ACCESSORY STORES	7,311,375

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
1,043	e	Columbia Sportswear Co	57,688
963	*	G-III Apparel Group Ltd	18,962
3,935		Guess ?, Inc	192,933
2,631	e*	Gymboree Corp	92,717
8,003		Jones Apparel Group, Inc	169,103
1,667		Kellwood Co	28,422
8,804	e	Liz Claiborne, Inc	302,241
1,000	*	Lululemon Athletica, Inc	42,030
3,070	*	Maidenform Brands, Inc	48,752
4,060		Phillips-Van Heusen Corp	213,069
4,795		Polo Ralph Lauren Corp	372,811
8,850	*	Quiksilver, Inc	126,555

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,354	e*	True Religion Apparel, Inc	$41,431
6,592		VF Corp	532,304
3,472	*	Warnaco Group, Inc	135,651
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,374,669

AUTO REPAIR, SERVICES AND PARKING - 0.09%
741	e*	Amerco, Inc	47,024
2,651	e*	Dollar Thrifty Automotive Group, Inc	91,963
8,660	e*	Exide Technologies	56,290
24,194	*	Hertz Global Holdings, Inc	549,688
1,441	e*	Midas, Inc	27,192
681	e	Monro Muffler, Inc	23,011
4,995		Ryder System, Inc	244,755
216	e*	Standard Parking Corp	8,595
3,275	*	Wright Express Corp	119,505
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,168,023

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
7,687		Advance Auto Parts	257,976
1,878		Asbury Automotive Group, Inc	37,203
11,455	*	Autonation, Inc	202,983
3,618	*	Autozone, Inc	420,195
15,740	*	Carmax, Inc	319,994
5,063	*	Copart, Inc	174,117
3,416	e*	CSK Auto Corp	36,380
1,014	e	Lithia Motors, Inc (Class A)	17,299
810	e*	MarineMax, Inc	11,794
9,194	*	O'Reilly Automotive, Inc	307,172
3,796		Penske Auto Group, Inc	76,831
1,353	e*	Rush Enterprises, Inc (Class A)	34,299
2,558	e	Sonic Automotive, Inc (Class A)	61,239
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,957,482

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
1,177	e*	Builders FirstSource, Inc	12,688
4,698	e*	Central Garden and Pet Co (Class A)	42,188
9,356		Fastenal Co	424,856
130,018		Home Depot, Inc	4,217,784
114,960		Lowe's Cos, Inc	3,221,179
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,918,695

BUSINESS SERVICES - 6.77%
26,226	*	3Com Corp	129,556
733	e*	3D Systems Corp	17,313
3,785	e	Aaron Rents, Inc	84,406
3,028		ABM Industries, Inc	60,499
1,888	e*	Acacia Research (Acacia Technologies)	27,716
45,608		Accenture Ltd (Class A)	1,835,722
2,535	e*	ACI Worldwide, Inc	56,657
3,842	*	Actuate Corp	24,781
5,011		Acxiom Corp	99,168
2,262		Administaff, Inc	82,111
45,058	*	Adobe Systems, Inc	1,967,232
1,354	e*	Advent Software, Inc	63,597

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,319	*	Affiliated Computer Services, Inc (Class A)	$367,707
1,787	e	Aircastle Ltd	59,722
12,816	e*	Akamai Technologies, Inc	368,204
6,226	*	Alliance Data Systems Corp	482,141
15,234	*	Amdocs Ltd	566,552
1,752	e*	American Reprographics Co	32,797
3,535	*	AMN Healthcare Services, Inc	66,211
1,886	*	Ansoft Corp	62,200
5,613	*	Ansys, Inc	191,796
2,421		Arbitron, Inc	109,768
4,539	e*	Ariba, Inc	48,930
7,511	e*	Art Technology Group, Inc	22,683
5,821	e*	Aspen Technology, Inc	83,357
1,465	e	Asset Acceptance Capital Corp	16,994
17,505	*	Autodesk, Inc	874,725
42,433		Automatic Data Processing, Inc	1,948,948
7,403	*	Avis Budget Group, Inc	169,455
4,037	e*	Avocent Corp	117,586
659	e*	Bankrate, Inc	30,393
281		Barrett Business Services	6,696
28,510	*	BEA Systems, Inc	395,434
14,716	e*	BearingPoint, Inc	59,600
2,964		Blackbaud, Inc	74,811
2,280	e*	Blackboard, Inc	104,515
1,210	e*	Blue Coat Systems, Inc	95,300
15,886	*	BMC Software, Inc	496,120
5,914	e*	Borland Software Corp	25,726
761	*	Bottomline Technologies, Inc	9,535
3,233	e*	BPZ Energy, Inc	25,217
3,647	e	Brady Corp (Class A)	130,854
3,167		Brink's Co	176,972
31,109		CA, Inc	800,123
2,883	e*	CACI International, Inc (Class A)	147,292
20,679	*	Cadence Design Systems, Inc	458,867
794	*	Capella Education Co	44,393
3,342	*	Catalina Marketing Corp	108,247
4,380	e*	CBIZ, Inc	34,821
10,719	*	Ceridian Corp	372,378
4,790	e*	Cerner Corp	286,490
6,125	e*	Checkfree Corp	285,058
5,869	e*	ChoicePoint, Inc	222,552
2,094	*	Chordiant Software, Inc	29,023
3,178	*	Ciber, Inc	24,820
13,464	*	Citrix Systems, Inc	542,868
3,570	e*	Clear Channel Outdoor Holdings, Inc (Class A)	91,035
42,786	e*	CMGI, Inc	58,189
9,613	e*	CNET Networks, Inc	71,624
4,660	*	Cogent Communications Group, Inc	108,764
3,986	e*	Cogent, Inc	62,500
2,865		Cognex Corp	50,882
10,774	*	Cognizant Technology Solutions Corp (Class A)	859,442
2,566	*	Commvault Systems, Inc	47,522
878	e	Compass Diversified Trust	14,101
1,662	e	Computer Programs & Systems, Inc	43,810

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,146	*	Computer Sciences Corp	$734,861
22,836	*	Compuware Corp	183,145
847	*	COMSYS IT Partners, Inc	14,238
2,722	e*	Concur Technologies, Inc	85,797
10,212	*	Convergys Corp	177,280
1,168	e*	CoStar Group, Inc	62,430
3,313	*	CSG Systems International, Inc	70,401
2,258	e*	Cybersource Corp	26,396
2,440	*	DealerTrack Holdings, Inc	102,187
3,766		Deluxe Corp	138,739
2,984	e*	Digital River, Inc	133,534
1,040	e*	DivX, Inc	15,465
4,410	*	DST Systems, Inc	378,422
1,700	e*	DynCorp International, Inc (Class A)	39,287
9,237	*	Earthlink, Inc	73,165
87,156	*	eBay, Inc	3,400,827
3,244	e*	Echelon Corp	81,132
4,098	*	Eclipsys Corp	95,565
1,211		Electro Rent Corp	16,966
24,088	*	Electronic Arts, Inc	1,348,687
38,243		Electronic Data Systems Corp	835,227
4,217	e*	Epicor Software Corp	58,068
1,373	e*	EPIQ Systems, Inc	25,840
11,140		Equifax, Inc	424,657
2,294	e*	Equinix, Inc	203,455
1,940	e*	eSpeed, Inc (Class A)	16,548
7,422	e*	Evergreen Energy, Inc	37,852
1,660	e*	ExlService Holdings, Inc	35,292
15,085	*	Expedia, Inc	480,910
6,034	*	F5 Networks, Inc	224,404
3,326		Factset Research Systems, Inc	227,997
4,520	e	Fair Isaac Corp	163,217
1,951	*	FalconStor Software, Inc	23,510
14,611		Fidelity National Information Services, Inc	648,290
12,865	*	Fiserv, Inc	654,314
1,148	*	Forrester Research, Inc	27,058
1,910		FTD Group, Inc	28,421
5,026	*	Gartner, Inc	122,936
1,509	*	Gerber Scientific, Inc	16,373
3,732	*	Getty Images, Inc	103,899
1,781		Gevity HR, Inc	18,255
3,223	e*	Global Cash Access, Inc	34,132
1,146	e*	Global Sources Ltd	25,407
17,489	*	Google, Inc (Class A)	9,920,985
1,315	e*	H&E Equipment Services, Inc	23,644
3,916		Healthcare Services Group	79,377
1,245	e	Heartland Payment Systems, Inc	31,997
1,765		Heidrick & Struggles International, Inc	64,334
12,545	e*	HLTH Corp	177,763
1,511	*	HMS Holdings Corp	37,186
2,798	*	Hudson Highland Group, Inc	35,619
3,858	e*	Hypercom Corp	17,438
989	e*	i2 Technologies, Inc	15,082
289	*	ICT Group, Inc	3,875

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,316	*	iGate Corp	$11,278
2,299	*	IHS, Inc (Class A)	129,871
916	e	Imergent, Inc	20,546
15,627		IMS Health, Inc	478,811
6,087	*	Informatica Corp	95,566
2,104		Infospace, Inc	36,946
2,444		infoUSA, Inc	22,705
1,719	*	Innerworkings, Inc	29,618
605	e*	Innovative Solutions & Support, Inc	11,477
859	e	Integral Systems, Inc	18,460
3,678		Interactive Data Corp	103,720
955	e*	Interactive Intelligence, Inc	18,145
3,444	e*	Internap Network Services Corp	48,801
2,383	*	Internet Capital Group, Inc	28,596
33,888	e*	Interpublic Group of Cos, Inc	351,757
2,861	*	Interwoven, Inc	40,712
25,846	*	Intuit, Inc	783,134
1,969	*	inVentiv Health, Inc	86,282
3,293	e*	Ipass, Inc	13,831
14,464	*	Iron Mountain, Inc	440,863
6,226		Jack Henry & Associates, Inc	161,004
2,086	*	JDA Software Group, Inc	43,097
38,699	*	Juniper Networks, Inc	1,416,770
1,857		Kelly Services, Inc (Class A)	36,787
1,834	e*	Kenexa Corp	56,451
1,118	e*	Keynote Systems, Inc	15,350
2,364	*	Kforce, Inc	30,401
3,852	*	Kinetic Concepts, Inc	216,791
1,958	*	Knot, Inc	41,627
3,407	*	Korn/Ferry International	56,250
3,536	*	Labor Ready, Inc	65,451
6,111		Lamar Advertising Co (Class A)	299,256
8,318	*	Lawson Software, Inc	83,263
3,580	e*	Lionbridge Technologies	14,284
1,100	e*	Liquidity Services, Inc	12,089
2,668	*	LivePerson, Inc	16,435
1,043	*	LoJack Corp	19,775
2,806	e*	Magma Design Automation, Inc	39,481
2,138	*	Manhattan Associates, Inc	58,603
6,149		Manpower, Inc	395,688
1,255	*	Mantech International Corp (Class A)	45,155
1,255	e	Marchex, Inc (Class B)	11,935
5,985	e	Mastercard, Inc (Class A)	885,601
11,772	*	McAfee, Inc	410,490
6,972	*	Mentor Graphics Corp	105,277
626,814		Microsoft Corp	18,465,968
736	*	MicroStrategy, Inc (Class A)	58,394
3,645	e*	Midway Games, Inc	15,892
6,534		MoneyGram International, Inc	147,603
9,796	*	Monster Worldwide, Inc	333,652
17,615	*	Move, Inc	48,618
8,526	*	MPS Group, Inc	95,065
3,168	e*	MSC.Software Corp	43,148
7,434	*	NAVTEQ Corp	579,629

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,669	*	NCR Corp	$680,716
2,508	*	Ness Technologies, Inc	27,387
3,597	e*	NetFlix, Inc	74,530
1,911	e*	Network Equipment Technologies, Inc	27,710
2,904	e	NIC, Inc	20,154
25,220	*	Novell, Inc	192,688
9,918	e*	Nuance Communications, Inc	191,517
25,644		Omnicom Group, Inc	1,233,220
2,970	*	Omniture, Inc	90,051
1,748	*	On Assignment, Inc	16,326
1,355	e*	Online Resources Corp	17,127
6,788	e*	OpenTV Corp (Class A)	10,046
294,479	*	Oracle Corp	6,375,470
2,839	e*	Packeteer, Inc	21,576
10,318	*	Parametric Technology Corp	179,740
891	e*	PDF Solutions, Inc	8,803
613		Pegasystems, Inc	7,295
1,250	e*	PeopleSupport, Inc	14,950
2,126	e*	Perficient, Inc	46,496
7,252	*	Perot Systems Corp (Class A)	122,631
4,418	*	Phase Forward, Inc	88,404
1,446	e	Portfolio Recovery Associates, Inc	76,739
1,028	e*	PRA International	30,223
4,486	*	Premiere Global Services, Inc	56,748
2,801	*	Progress Software Corp	84,870
1,388	e	QAD, Inc	12,020
1,041	e	Quality Systems, Inc	38,132
4,495	e*	Quest Software, Inc	77,134
1,378	*	Radiant Systems, Inc	21,814
1,137	e*	Radisys Corp	14,156
4,430	*	Raser Technologies, Inc	57,103
8,011	e*	RealNetworks, Inc	54,315
15,014	*	Red Hat, Inc	298,328
612	e	Renaissance Learning, Inc	7,399
5,338	e*	Rent-A-Center, Inc	96,778
840	e*	RightNow Technologies, Inc	13,516
10,841		Robert Half International, Inc	323,712
2,945	e	Rollins, Inc	78,602
1,529	e*	RSC Holdings, Inc	25,076
5,134	*	S1 Corp	46,463
6,893	*	Salesforce.com, Inc	353,749
5,380	e*	Sapient Corp	36,100
5,132	e*	Secure Computing Corp	49,934
850	*	SI International, Inc	24,285
2,460	e*	Smith Micro Software, Inc	39,508
2,533	e*	Sohu.com, Inc	95,519
4,133	*	SonicWALL, Inc	36,081
19,704	e*	Sonus Networks, Inc	120,194
4,868		Sotheby's	232,642
4,940	*	Spherion Corp	40,804
1,267	e*	SPSS, Inc	52,124
2,596	e*	SRA International, Inc (Class A)	72,896
1,182	e*	Stratasys, Inc	32,576
274,918	*	Sun Microsystems, Inc	1,542,290

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,019	*	Sybase, Inc	$162,349
1,944	*	SYKES Enterprises, Inc	32,290
69,702	*	Symantec Corp	1,350,825
1,346	e*	Synchronoss Technologies, Inc	56,613
677	*	SYNNEX Corp	13,919
10,518	*	Synopsys, Inc	284,827
932	e	Syntel, Inc	38,753
6,176	e*	Take-Two Interactive Software, Inc	105,486
1,294		TAL International Group, Inc	32,441
1,175	*	Taleo Corp (Class A)	29,857
2,745	*	TeleTech Holdings, Inc	65,633
1,213	e	TheStreet.com, Inc	14,689
5,002	*	THQ, Inc	124,950
16,150	*	TIBCO Software, Inc	119,349
1,603	e	TNS, Inc	25,744
2,944	e	Total System Services, Inc	81,784
1,236	e*	TradeStation Group, Inc	14,424
247	e*	Travelzoo, Inc	5,669
2,760	*	Trizetto Group, Inc	48,328
1,793	e*	Ultimate Software Group, Inc	62,576
26,675	*	Unisys Corp	176,589
5,489	e	United Online, Inc	82,390
6,707	*	United Rentals, Inc	215,764
6,896	*	Valueclick, Inc	154,884
2,516	e*	Vasco Data Security International	88,840
18,884	*	VeriSign, Inc	637,146
1,605		Viad Corp	57,780
1,973	e*	Vignette Corp	39,598
1,114	*	Visual Sciences, Inc	16,086
2,200	*	VMware, Inc	187,000
941	*	Vocus, Inc	27,515
667	e*	Volt Information Sciences, Inc	11,766
39,970		Waste Management, Inc	1,508,468
302	e*	WebMD Health Corp (Class A)	15,734
2,968	e*	Websense, Inc	58,559
4,710	*	Wind River Systems, Inc	55,437
92,456	*	Yahoo!, Inc	2,481,519
		TOTAL BUSINESS SERVICES	87,627,041

CHEMICALS AND ALLIED PRODUCTS - 9.02%
117,455		Abbott Laboratories	6,297,937
1,899	e*	Abraxis BioScience, Inc	43,354
1,835	e*	Acadia Pharmaceuticals, Inc	27,617
3,194	e*	Acorda Therapeutics, Inc	58,610
2,780	e*	Adams Respiratory Therapeutics, Inc	107,141
16,741		Air Products & Chemicals, Inc	1,636,600
1,838	*	Albany Molecular Research, Inc	27,754
6,280	e	Albemarle Corp	277,576
6,092		Alberto-Culver Co	151,021
2,641	e*	Alexion Pharmaceuticals, Inc	172,061
1,440	e*	Alexza Pharmaceuticals, Inc	12,470
7,300	*	Alkermes, Inc	134,320
3,109	e*	Allos Therapeutics, Inc	14,768
3,382	e*	Alnylam Pharmaceuticals, Inc	110,828

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,044	*	Alpharma, Inc (Class A)	$65,020
1,038	e*	AMAG Pharmaceuticals, Inc	59,374
2,965	*	American Oriental Bioengineering, Inc	33,060
854	e	American Vanguard Corp	16,670
82,992	*	Amgen, Inc	4,694,857
1,538		Arch Chemicals, Inc	72,101
4,430	e*	Arena Pharmaceuticals, Inc	48,509
2,419	*	Arqule, Inc	17,247
3,457	e*	Array Biopharma, Inc	38,822
6,310	e*	Arrowhead Research Corp	31,866
2,059	*	Auxilium Pharmaceuticals, Inc	43,404
2,040	e*	Aventine Renewable Energy Holdings, Inc	21,563
8,743		Avery Dennison Corp	498,526
34,111		Avon Products, Inc	1,280,186
1,121	e	Balchem Corp	22,880
8,389	*	Barr Pharmaceuticals, Inc	477,418
1,222	e*	Bentley Pharmaceuticals, Inc	15,251
5,670	*	Bioenvision, Inc	29,938
21,626	*	Biogen Idec, Inc	1,434,453
6,446	e*	BioMarin Pharmaceuticals, Inc	160,505
780	e*	BioMimetic Therapeutics, Inc	10,405
3,228	e*	Bionovo, Inc	12,428
580	*	Bradley Pharmaceuticals, Inc	10,556
150,107		Bristol-Myers Squibb Co	4,326,084
5,474		Cabot Corp	194,491
1,206	e*	Cadence Pharmaceuticals, Inc	16,884
4,732	e*	Calgon Carbon Corp	66,059
1,937		Cambrex Corp	21,094
1,195	e*	Caraco Pharmaceutical Laboratories Ltd	18,224
10,279		Celanese Corp (Series A)	400,675
7,425	e*	Cell Genesys, Inc	28,364
4,889	e*	Cephalon, Inc	357,190
4,083		CF Industries Holdings, Inc	309,941
5,046	e*	Charles River Laboratories International, Inc	283,333
1,668	*	Chattem, Inc	117,627
17,490		Chemtura Corp	155,486
5,483	e	Church & Dwight Co, Inc	257,920
11,534		Clorox Co	703,459
39,076		Colgate-Palmolive Co	2,786,900
3,870	e*	Cubist Pharmaceuticals, Inc	81,773
3,964	e*	Cypress Bioscience, Inc	54,267
3,635		Cytec Industries, Inc	248,598
1,097	e*	Cytokinetics, Inc	5,617
6,379	*	CytRx Corp	22,071
6,118		Dade Behring Holdings, Inc	467,109
6,977	e*	Dendreon Corp	53,653
19,164	e*	Discovery Laboratories, Inc	51,551
72,621		Dow Chemical Co	3,127,103
70,606		Du Pont (E.I.) de Nemours & Co	3,499,233
2,561	e*	Durect Corp	14,034
6,557		Eastman Chemical Co	437,549
13,411		Ecolab, Inc	632,999
75,930		Eli Lilly & Co	4,322,695
1,375	*	Elizabeth Arden, Inc	37,070

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,051	e*	Encysive Pharmaceuticals, Inc	$18,197
2,740	e*	Enzon Pharmaceuticals, Inc	24,139
8,606		Estee Lauder Cos (Class A)	365,411
3,162		Ferro Corp	63,177
5,556		FMC Corp	289,023
24,042	*	Forest Laboratories, Inc	896,526
35,612	*	Genentech, Inc	2,778,448
4,893	e*	GenVec, Inc	11,499
20,463	*	Genzyme Corp	1,267,892
2,729	e	Georgia Gulf Corp	37,933
6,239	e*	Geron Corp	45,669
71,326	*	Gilead Sciences, Inc	2,915,094
1,380	e*	GTx, Inc	22,466
4,534		H.B. Fuller Co	134,569
4,685	e*	Halozyme Therapeutics, Inc	40,713
8,159		Hercules, Inc	171,502
12,344	*	Hospira, Inc	511,659
9,109	e*	Human Genome Sciences, Inc	93,732
7,137		Huntsman Corp	189,059
1,955	e*	Idenix Pharmaceuticals, Inc	5,650
2,447	*	Idexx Laboratories, Inc	268,167
4,456	*	ImClone Systems, Inc	184,211
5,204	*	Immucor, Inc	186,043
3,142	e*	Indevus Pharmaceuticals, Inc	21,711
1,522	e	Innophos Holdings, Inc	23,195
1,454		Innospec, Inc	33,122
418	e	Inter Parfums, Inc	9,894
2,057	e*	InterMune, Inc	39,350
7,280	e	International Flavors & Fragrances, Inc	384,821
4,195	e*	Inverness Medical Innovations, Inc	232,067
3,581	*	Invitrogen Corp	292,756
3,008	e*	Javelin Pharmaceuticals, Inc	15,100
1,096	e	Kaiser Aluminum Corp	77,345
2,764	*	Keryx Biopharmaceuticals, Inc	27,474
17,885	*	King Pharmaceuticals, Inc	209,624
1,279		Koppers Holdings, Inc	49,382
227	e	Kronos Worldwide, Inc	4,286
2,762	e*	KV Pharmaceutical Co (Class A)	78,993
1,531	e*	Landec Corp	23,669
6,598	e	Ligand Pharmaceuticals, Inc (Class B)	35,233
5,486		Lubrizol Corp	356,919
17,374		Lyondell Chemical Co	805,285
930	e	Mannatech, Inc	7,533
3,013	e*	MannKind Corp	29,166
1,963	e*	Martek Biosciences Corp	56,986
8,290	e*	Medarex, Inc	117,386
3,197	e*	Medicines Co	56,939
4,145	e	Medicis Pharmaceutical Corp (Class A)	126,464
1,542	e*	Medivation, Inc	30,917
165,442		Merck & Co, Inc	8,551,697
2,876	e	Meridian Bioscience, Inc	87,200
6,460	*	MGI Pharma, Inc	179,459
23,715	*	Millennium Pharmaceuticals, Inc	240,707
1,545	e	Minerals Technologies, Inc	103,515

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,507	e*	Minrad International, Inc	$16,799
1,900	e*	Momenta Pharmaceuticals, Inc	21,641
41,536		Monsanto Co	3,561,297
11,902	*	Mosaic Co	636,995
19,349	*	Mylan Laboratories, Inc	308,810
3,926	e*	Nabi Biopharmaceuticals	15,940
10,281		Nalco Holding Co	304,832
1,756	e*	Nastech Pharmaceutical Co, Inc	23,372
4,011	*	NBTY, Inc	162,847
2,863	e*	Neurocrine Biosciences, Inc	28,630
1,171		NewMarket Corp	57,824
465	e	NL Industries, Inc	5,268
1,927	*	Noven Pharmaceuticals, Inc	30,697
5,334		Olin Corp	119,375
2,185	*	OM Group, Inc	115,390
1,002	e*	Omrix Biopharmaceuticals, Inc	35,381
3,999	e*	Onyx Pharmaceuticals, Inc	174,036
2,833	e*	OraSure Technologies, Inc	28,472
3,864	e*	OSI Pharmaceuticals, Inc	131,337
2,256	e*	Pacific Ethanol, Inc	21,703
2,404	*	Pain Therapeutics, Inc	22,477
2,342	*	Par Pharmaceutical Cos, Inc	43,468
1,847	*	Parexel International Corp	76,226
8,778	*	PDL BioPharma, Inc	189,693
1,388	e*	Penwest Pharmaceuticals Co	15,282
5,208		Perrigo Co	111,191
1,235	e*	PetMed Express, Inc	17,302
535,915		Pfizer, Inc	13,092,403
1,967	e*	PharMerica Corp	29,348
2,206	*	Pharmion Corp	101,785
5,644	*	PolyOne Corp	42,161
3,470	e*	Pozen, Inc	38,378
12,901		PPG Industries, Inc	974,671
24,504		Praxair, Inc	2,052,455
1,691	e*	Prestige Brands Holdings, Inc	18,567
239,752		Procter & Gamble Co	16,864,156
1,531	e*	Progenics Pharmaceuticals, Inc	33,850
167	e*	Protalix BioTherapeutics, Inc	5,771
2,065	*	Quidel Corp	40,391
15,023	e*	Revlon, Inc (Class A)	17,276
2,779	*	Rockwood Holdings, Inc	99,572
11,600		Rohm & Haas Co	645,772
9,617		RPM International, Inc	230,327
2,713	e*	Salix Pharmaceuticals Ltd	33,695
6,171	e*	Santarus, Inc	16,353
113,615		Schering-Plough Corp	3,593,642
2,551	*	Sciele Pharma, Inc	66,377
3,192	e	Scotts Miracle-Gro Co (Class A)	136,458
3,555		Sensient Technologies Corp	102,633
7,776	*	Sepracor, Inc	213,840
8,519		Sherwin-Williams Co	559,783
10,172		Sigma-Aldrich Corp	495,783
3,270	e*	Somaxon Pharmaceuticals, Inc	33,256
642		Stepan Co	19,844

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,950	e*	SuperGen, Inc	$12,803
989	e*	SurModics, Inc	48,471
2,496	e*	Tercica, Inc	15,475
2,795		Tronox, Inc (Class B)	25,239
3,450	e	UAP Holding Corp	108,192
1,681	*	United Therapeutics Corp	111,854
1,120	e*	USANA Health Sciences, Inc	49,000
10,109	e*	USEC, Inc	103,617
6,593	*	Valeant Pharmaceuticals International	102,060
7,746		Valspar Corp	210,769
1,923	e*	Vanda Pharmaceuticals, Inc	26,749
6,446	*	VCA Antech, Inc	269,121
2,367	e*	Verasun Energy Corp	26,037
10,013	*	Vertex Pharmaceuticals, Inc	384,599
4,600	e*	Viropharma, Inc	40,940
1,000	e*	Visicu, Inc	7,580
6,606	e*	Warner Chilcott Ltd (Class A)	117,389
8,088	*	Watson Pharmaceuticals, Inc	262,051
2,076	e	Westlake Chemical Corp	52,585
5,138	e*	WR Grace & Co	138,007
102,610		Wyeth	4,571,275
1,559	e*	Xenoport, Inc	73,351
9,644	*	XOMA Ltd	32,886
2,506	e*	Zymogenetics, Inc	32,703
		TOTAL CHEMICALS AND ALLIED PRODUCTS	116,752,708

COAL MINING - 0.18%
5,170	e*	Alpha Natural Resources, Inc	120,099
10,396	e	Arch Coal, Inc	350,761
14,095		Consol Energy, Inc	656,827
9,945	e*	International Coal Group, Inc	44,156
6,055	e	Massey Energy Co	132,120
20,012		Peabody Energy Corp	957,974
		TOTAL COAL MINING	2,261,937

COMMUNICATIONS - 4.81%
2,568	e	Alaska Communications Systems Group, Inc	37,108
26,438		Alltel Corp	1,842,200
31,334	*	American Tower Corp (Class A)	1,364,282
2,386	e*	Anixter International, Inc	196,726
470,609		AT&T, Inc	19,911,467
800	e	Atlantic Tele-Network, Inc	29,080
1,395	*	Audiovox Corp (Class A)	14,355
1,834	e*	Authorize.Net Holdings, Inc	32,333
34,958	*	Avaya, Inc	592,903
3,879	*	Brightpoint, Inc	58,224
16,121	*	Cablevision Systems Corp (Class A)	563,268
1,494	*	Cbeyond Communications, Inc	60,940
1,116	*	Centennial Communications Corp	11,294
2,487	*	Central European Media Enterprises Ltd (Class A)	228,083
8,617		CenturyTel, Inc	398,278
37,646	e*	Charter Communications, Inc (Class A)	97,127
16,481	*	Cincinnati Bell, Inc	81,416
15,267	e	Citadel Broadcasting Corp	63,511

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
27,845		Citizens Communications Co	$398,740
38,384		Clear Channel Communications, Inc	1,437,097
1,676	e*	Clearwire Corp (Class A)	40,961
225,621	*	Comcast Corp (Class A)	5,455,516
1,800		Consolidated Communications Holdings, Inc	35,298
2,758	*	Cox Radio, Inc (Class A)	35,992
17,890	e*	Crown Castle International Corp	726,871
1,364	e*	Crown Media Holdings, Inc (Class A)	9,807
3,769	e*	CTC Media, Inc	82,767
3,320	e*	Cumulus Media, Inc (Class A)	33,930
966	e*	DG FastChannel,Inc	22,778
56,591	*	DIRECTV Group, Inc	1,374,029
11,517	*	Dobson Communications Corp (Class A)	147,302
15,864	*	EchoStar Communications Corp (Class A)	742,594
11,497		Embarq Corp	639,264
2,087	e	Emmis Communications Corp (Class A)	10,310
2,549	e	Entercom Communications Corp (Class A)	49,272
4,266	*	Entravision Communications Corp (Class A)	39,333
2,529	e	Fairpoint Communications, Inc	47,697
8,070	e*	FiberTower Corp	30,989
523	e*	Fisher Communications, Inc	26,082
11,950	*	Foundry Networks, Inc	212,352
3,128	*	General Communication, Inc (Class A)	37,974
1,280	*	GeoEye, Inc	32,960
1,774	e*	Global Crossing Ltd	37,396
5,861		Global Payments, Inc	259,173
1,429	e*	Globalstar, Inc	10,475
1,378	*	Golden Telecom, Inc	110,915
2,720		Gray Television, Inc	23,093
1,609	e*	Harris Stratex Networks, Inc (Class A)	28,109
2,451		Hearst-Argyle Television, Inc	63,628
471	e*	Hughes Communications, Inc	24,421
13,577	*	IAC/InterActiveCorp	402,830
2,397	e	Ibasis, Inc	25,768
7,585	e*	ICO Global Communications Holdings Ltd	26,396
3,466	e	IDT Corp (Class B)	29,010
12,124	e*	InPhonic, Inc	33,341
3,362	e	Iowa Telecommunications Services, Inc	66,736
1,117		iPCS, Inc	38,414
4,182	*	j2 Global Communications, Inc	136,877
1,886	e*	Knology, Inc	31,553
3,914	*	Leap Wireless International, Inc	318,482
111,062	*	Level 3 Communications, Inc	516,438
28,803	*	Liberty Global, Inc (Class A)	1,181,499
10,037	*	Liberty Media Corp - Capital (Series A)	1,252,919
48,855	*	Liberty Media Holding Corp (Interactive A)	938,505
1,731	e*	Lin TV Corp (Class A)	22,520
1,664	e*	Lodgenet Entertainment Corp	42,199
3,498	*	Mastec, Inc	49,217
3,808	e*	Mediacom Communications Corp (Class A)	26,846
4,193	*	MetroPCS Communications, Inc	114,385
6,087	e*	NeuStar, Inc (Class A)	208,723
3,640	*	Nexstar Broadcasting Group, Inc (Class A)	38,184
1,998	e*	Nextwave Wireless, Inc	11,429

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,204	*	NII Holdings, Inc	$1,084,709
2,705	e	North Pittsburgh Systems, Inc	64,271
2,620	e*	Novatel Wireless, Inc	59,343
2,038		NTELOS Holdings Corp	60,039
2,310	e*	Orbcomm, Inc	17,394
5,054	*	PAETEC Holding Corp	63,023
121,107	e*	Qwest Communications International, Inc	1,109,349
4,809	e*	Radio One, Inc (Class D)	17,938
1,810		RCN Corp	22,263
690	*	Rural Cellular Corp (Class A)	30,015
680		Salem Communications Corp (Class A)	5,440
2,031	e*	SAVVIS, Inc	78,762
7,079	*	SBA Communications Corp (Class A)	249,747
1,530		Shenandoah Telecom Co	33,293
2,967	e	Sinclair Broadcast Group, Inc (Class A)	35,723
2,978	e*	Spanish Broadcasting System, Inc (Class A)	7,683
214,825		Sprint Nextel Corp	4,081,675
1,132	e	SureWest Communications	28,311
910	e*	Switch & Data Facilities Co, Inc	14,824
1,077	*	Syniverse Holdings, Inc	17,124
8,085		Telephone & Data Systems, Inc	539,674
3,425	e*	Terremark Worldwide, Inc	24,557
11,188	*	Time Warner Cable, Inc (Class A)	366,966
5,517	*	TiVo, Inc	35,033
1,359	*	US Cellular Corp	133,454
1,775		USA Mobility, Inc	29,944
221,483		Verizon Communications, Inc	9,807,267
2,083	e,v*	Vonage Holdings Corp	2,145
38,551		Windstream Corp	544,340
22,044	e*	XM Satellite Radio Holdings, Inc (Class A)	312,363
		TOTAL COMMUNICATIONS	62,198,660

DEPOSITORY INSTITUTIONS - 8.28%
847		1st Source Corp	19,396
1,610		Alabama National Bancorp	125,451
2,315	e	Amcore Financial, Inc	57,690
673	e	AmericanWest Bancorp	13,205
686	e	Ameris Bancorp	12,403
1,394	e	Anchor Bancorp Wisconsin, Inc	37,638
10,303		Associated Banc-Corp	305,278
6,319		Astoria Financial Corp	167,643
744	e	Bancfirst Corp	33,383
1,982	e	Banco Latinoamericano de Exportaciones S.A.	36,033
574	*	Bancorp, Inc	10,596
6,191		Bancorpsouth, Inc	150,441
4,203		Bank Mutual Corp	49,553
338,473		Bank of America Corp	17,015,038
3,876		Bank of Hawaii Corp	204,847
86,472		Bank of New York Mellon Corp/The	3,816,874
932	e	Bank of the Ozarks, Inc	28,454
3,114	e	BankAtlantic Bancorp, Inc (Class A)	26,998
1,731	e	BankFinancial Corp	27,384
2,392	e	BankUnited Financial Corp (Class A)	37,172
932	e	Banner Corp	32,051

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
42,396		BB&T Corp	$1,712,374
402	e	Berkshire Hills Bancorp, Inc	12,152
1,713	e	BOK Financial Corp	88,065
2,335		Boston Private Financial Holdings, Inc	65,006
4,247	e	Brookline Bancorp, Inc	49,223
878	e	Capital City Bank Group, Inc	27,394
640	e	Capital Corp of the West	11,789
838	e	Capitol Bancorp Ltd	20,808
2,231	e	Capitol Federal Financial	76,300
1,729	e	Cascade Bancorp	38,488
379	e	Cass Information Systems, Inc	13,557
4,114	e	Cathay General Bancorp	132,512
3,680	e*	Centennial Bank Holdings, Inc	23,552
705	e	Center Financial Corp	9,807
1,951	e	Central Pacific Financial Corp	56,969
1,721	e	Chemical Financial Corp	41,734
3,766		Chittenden Corp	132,413
377,294		Citigroup, Inc	17,608,311
6,479	e	Citizens Banking Corp	104,377
1,074	e	City Bank	30,845
1,809	e	City Holding Co	65,866
3,388		City National Corp	235,500
665	e	Clifton Savings Bancorp, Inc	7,867
851	e	CoBiz, Inc	14,569
13,091		Colonial Bancgroup, Inc	283,027
1,281		Columbia Banking System, Inc	40,761
11,906		Comerica, Inc	610,540
14,317		Commerce Bancorp, Inc	555,213
5,555		Commerce Bancshares, Inc	254,919
317	e*	Community Bancorp	7,969
2,176	e	Community Bank System, Inc	42,476
1,615	e	Community Banks, Inc	48,111
986	e	Community Trust Bancorp, Inc	29,619
2,522	e	Corus Bankshares, Inc	32,836
4,570		Cullen/Frost Bankers, Inc	229,048
4,509	e	CVB Financial Corp	52,755
1,770		Dime Community Bancshares	26,497
1,168	e*	Dollar Financial Corp	33,323
1,702	e	Downey Financial Corp	98,376
5,815		East West Bancorp, Inc	209,107
506	e	Enterprise Financial Services Corp	12,316
3,332	e*	Euronet Worldwide, Inc	99,194
42,441		Fifth Third Bancorp	1,437,901
915	e	First Bancorp	18,648
6,054		First Bancorp	57,513
2,657	e	First Busey Corp	58,215
3,135	e	First Charter Corp	94,583
531		First Citizens Bancshares, Inc (Class A)	92,606
5,866	e	First Commonwealth Financial Corp	64,878
2,001	e	First Community Bancorp, Inc	109,475
675	e	First Community Bancshares, Inc	24,455
2,395	e	First Financial Bancorp	30,608
2,018	e	First Financial Bankshares, Inc	81,083
1,067	e	First Financial Corp	32,330

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,050		First Financial Holdings, Inc	$32,844
8,969	e	First Horizon National Corp	239,114
988	e	First Indiana Corp	30,944
1,232		First Merchants Corp	26,562
4,559	e	First Midwest Bancorp, Inc	155,735
9,160		First Niagara Financial Group, Inc	129,614
990		First Place Financial Corp	17,523
585	*	First Regional Bancorp	14,350
587	e	First South Bancorp, Inc	15,356
1,136	e	First State Bancorporation	22,311
1,227	e*	FirstFed Financial Corp	60,798
5,484		FirstMerit Corp	108,364
2,890	e	Flagstar Bancorp, Inc	28,120
1,422	e	Flushing Financial Corp	23,890
4,412	e	FNB Corp	72,974
1,503	e*	Franklin Bank Corp	13,828
5,019	e*	Fremont General Corp	19,574
2,472	e	Frontier Financial Corp	57,672
12,256	e	Fulton Financial Corp	176,241
3,320	e	Glacier Bancorp, Inc	74,766
796	e	Great Southern Bancorp, Inc	19,773
4,762		Greater Bay Bancorp	131,431
1,549	e	Greene County Bancshares, Inc	56,461
2,298		Hancock Holding Co	92,104
2,440	e	Hanmi Financial Corp	37,796
2,147	e	Harleysville National Corp	34,116
996		Heartland Financial USA, Inc	20,468
751		Heritage Commerce Corp	15,899
842	e	Home Bancshares, Inc	18,347
926	e	Horizon Financial Corp	18,779
42,205		Hudson City Bancorp, Inc	649,113
28,232		Huntington Bancshares, Inc	479,379
1,293	e	IBERIABANK Corp	68,076
396		Imperial Capital Bancorp, Inc	11,187
1,012		Independent Bank Corp	30,056
1,412	e	Independent Bank Corp	15,603
4,931	e	IndyMac Bancorp, Inc	116,421
1,349	e	Integra Bank Corp	24,457
3,421	e	International Bancshares Corp	74,236
3,385	*	Investors Bancorp, Inc	47,932
1,267	e	Irwin Financial Corp	13,962
260,481		JPMorgan Chase & Co	11,935,239
1,143	e	Kearny Financial Corp	14,619
30,666		Keycorp	991,432
1,910	e	KNBT Bancorp, Inc	31,591
1,137	e	Lakeland Bancorp, Inc	15,440
484	e	Lakeland Financial Corp	11,185
5,284		M&T Bank Corp	546,630
1,196	e	Macatawa Bank Corp	16,182
747	e	MainSource Financial Group, Inc	13,170
19,622		Marshall & Ilsley Corp	858,855
2,310	e	MB Financial, Inc	79,810
995	e	Midwest Banc Holdings, Inc	14,696
1,730	e	Nara Bancorp, Inc	27,023

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
342	e	NASB Financial, Inc	$12,278
43,624		National City Corp	1,094,526
3,167	e	National Penn Bancshares, Inc	51,812
2,846	e	NBT Bancorp, Inc	61,872
3,239	e*	Net 1 UEPS Technologies, Inc	88,004
24,518	e	New York Community Bancorp, Inc	467,068
8,912	e	NewAlliance Bancshares, Inc	130,828
17,057		Northern Trust Corp	1,130,367
2,652	e	Northwest Bancorp, Inc	75,476
4,545	e	Old National Bancorp	75,311
950	e	Old Second Bancorp, Inc	27,075
682	e	Omega Financial Corp	18,012
1,407		Oriental Financial Group, Inc	16,180
3,392	e	Pacific Capital Bancorp	89,210
985	e	Park National Corp	85,892
3,060	e	Partners Trust Financial Group, Inc	37,240
753	e	Peoples Bancorp, Inc	19,714
15,762		People's United Financial, Inc	272,367
1,515	e	PFF Bancorp, Inc	23,240
936	e*	Pinnacle Financial Partners, Inc	26,976
26,532		PNC Financial Services Group, Inc	1,806,829
20,543		Popular, Inc	252,268
493		Preferred Bank	19,414
1,112	e	PrivateBancorp, Inc	38,742
2,331	e	Prosperity Bancshares, Inc	77,296
2,200		Provident Bankshares Corp	68,926
4,520		Provident Financial Services, Inc	73,992
2,942	e	Provident New York Bancorp	38,570
54,282		Regions Financial Corp	1,600,233
762	e	Renasant Corp	16,482
405	e	Republic Bancorp, Inc (Class A)	6,415
570	e	Royal Bancshares of Pennsylvania (Class A)	12,494
2,040		S&T Bancorp, Inc	65,464
994	e	S.Y. Bancorp, Inc	26,878
1,080	e	Sandy Spring Bancorp, Inc	32,530
501		Santander BanCorp	6,433
639		SCBT Financial Corp	22,071
930	e	Seacoast Banking Corp of Florida	17,391
1,242	e	Security Bank Corp	15,550
251	e	Sierra Bancorp	7,194
1,978	*	Signature Bank	69,685
1,157	e	Simmons First National Corp (Class A)	30,475
5,289	e	South Financial Group, Inc	120,272
814		Southside Bancshares, Inc	17,981
763		Southwest Bancorp, Inc	14,360
32,149		Sovereign Bancorp, Inc	547,819
30,455		State Street Corp	2,075,813
1,269	e	Sterling Bancorp	17,766
4,840		Sterling Bancshares, Inc	55,224
1,876	e*	Sterling Financial Corp	32,173
3,665	e	Sterling Financial Corp	98,625
699	e	Suffolk Bancorp	22,410
883	e*	Sun Bancorp, Inc	15,453
27,346		SunTrust Banks, Inc	2,069,272

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,466	e*	Superior Bancorp	$21,775
3,355	e	Susquehanna Bancshares, Inc	67,436
2,738	e*	SVB Financial Group	129,672
21,463		Synovus Financial Corp	602,037
296		Taylor Capital Group, Inc	8,267
9,794		TCF Financial Corp	256,407
1,548	e*	Texas Capital Bancshares, Inc	33,654
1,554	e	TierOne Corp	41,134
549	e	Tompkins Trustco, Inc	21,795
977	e	Trico Bancshares	21,758
5,084	e	Trustco Bank Corp NY	55,568
4,119	e	Trustmark Corp	115,497
7,219	e	UCBH Holdings, Inc	126,188
2,747	e	UMB Financial Corp	117,736
4,445	e	Umpqua Holdings Corp	88,945
902	e	Union Bankshares Corp	20,484
4,013		UnionBanCal Corp	234,399
2,884	e	United Bankshares, Inc	87,789
2,690	e	United Community Banks, Inc	65,959
2,248	e	United Community Financial Corp	16,231
296	e	United Security Bancshares	5,565
793	e	Univest Corp of Pennsylvania	18,810
132,888		US Bancorp	4,322,847
987	e	USB Holding Co, Inc	22,928
9,501	e	Valley National Bancorp	210,732
820		ViewPoint Financial Group	15,154
874	e*	Virginia Commerce Bancorp	12,533
7,361	e	W Holding Co, Inc	16,489
145,931		Wachovia Corp	7,318,440
7,609		Washington Federal, Inc	199,812
67,545		Washington Mutual, Inc	2,385,014
835	e	Washington Trust Bancorp, Inc	22,520
439	e*	Wauwatosa Holdings, Inc	7,134
4,347		Webster Financial Corp	183,096
256,370		Wells Fargo & Co	9,131,899
1,413	e	WesBanco, Inc	35,297
1,165	e	West Coast Bancorp	33,098
3,002	e	Westamerica Bancorporation	149,530
888	e*	Western Alliance Bancorp	20,930
59,963		Western Union Co	1,257,424
1,692	e	Westfield Financial, Inc	16,429
5,078		Whitney Holding Corp	133,958
5,524		Wilmington Trust Corp	214,883
1,162	e	Wilshire Bancorp, Inc	12,747
1,892	e	Wintrust Financial Corp	80,769
425		WSFS Financial Corp	26,520
749	e	Yardville National Bancorp	25,189
8,365		Zions Bancorporation	574,425
		TOTAL DEPOSITORY INSTITUTIONS	107,190,287

EATING AND DRINKING PLACES - 0.88%
2,213	e*	AFC Enterprises	33,306
5,372		Applebees International, Inc	133,655
885	e*	Benihana, Inc (Class A)	15,319

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
685	e*	BJ's Restaurants, Inc	$14,419
3,189	e	Bob Evans Farms, Inc	96,244
8,259		Brinker International, Inc	226,627
1,121	e*	Buffalo Wild Wings, Inc	42,284
4,117		Burger King Holdings, Inc	104,942
2,127	*	California Pizza Kitchen, Inc	37,371
2,103		CBRL Group, Inc	85,803
2,169	*	CEC Entertainment, Inc	58,281
5,222	*	Cheesecake Factory	122,560
2,786	e*	Chipotle Mexican Grill, Inc (Class B)	298,102
4,601	e	CKE Restaurants, Inc	74,582
11,193		Darden Restaurants, Inc	468,539
13,252	*	Denny's Corp	53,008
3,182	e	Domino's Pizza, Inc	52,789
1,407		IHOP Corp	89,105
2,271	*	Jack in the Box, Inc	147,252
4,091	e*	Krispy Kreme Doughnuts, Inc	16,364
1,218	e	Landry's Restaurants, Inc	32,228
788	e*	McCormick & Schmick's Seafood Restaurants, Inc	14,838
90,939		McDonald's Corp	4,953,447
421	*	Morton's Restaurant Group, Inc	6,694
1,468	e	O'Charleys, Inc	22,255
1,562	*	Papa John's International, Inc	38,175
1,800	e*	PF Chang's China Bistro, Inc	53,280
2,378	*	Rare Hospitality International, Inc	90,626
1,322	e*	Red Robin Gourmet Burgers, Inc	56,714
4,035	e	Ruby Tuesday, Inc	74,002
1,290	e*	Ruth's Chris Steak House, Inc	18,383
5,512	e*	Sonic Corp	128,981
57,052	*	Starbucks Corp	1,494,763
1,868	e*	Steak N Shake Co	28,039
3,274	e*	Texas Roadhouse, Inc (Class A)	38,306
14,715	e	Tim Hortons, Inc	512,818
4,161	e	Triarc Cos (Class B)	52,054
6,605		Wendy's International, Inc	230,581
39,304		Yum! Brands, Inc	1,329,654
		TOTAL EATING AND DRINKING PLACES	11,346,390

EDUCATIONAL SERVICES - 0.13%
10,812	*	Apollo Group, Inc (Class A)	650,342
6,895	*	Career Education Corp	192,991
5,975	e*	Corinthian Colleges, Inc	95,062
4,103		DeVry, Inc	151,852
3,315	*	ITT Educational Services, Inc	403,403
1,156		Strayer Education, Inc	194,936
2,118	e*	Universal Technical Institute, Inc	38,124
		TOTAL EDUCATIONAL SERVICES	1,726,710

ELECTRIC, GAS, AND SANITARY SERVICES - 3.94%
50,170	*	AES Corp	1,005,427
6,447		AGL Resources, Inc	255,430
12,815		Allegheny Energy, Inc	669,712
2,062		Allete, Inc	92,295
8,588		Alliant Energy Corp	329,092

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
22,172	*	Allied Waste Industries, Inc	$282,693
15,680		Ameren Corp	823,200
873		American Ecology Corp	18,499
29,935		American Electric Power Co, Inc	1,379,405
1,088	e	American States Water Co	42,432
9,637		Aqua America, Inc	218,567
25,149	*	Aquila, Inc	100,847
6,808		Atmos Energy Corp	192,803
3,551		Avista Corp	72,263
2,739	e	Black Hills Corp	112,354
1,248	e	California Water Service Group	48,036
1,535	*	Casella Waste Systems, Inc (Class A)	19,249
22,485		Centerpoint Energy, Inc	360,435
732		Central Vermont Public Service Corp	26,747
1,617	e	CH Energy Group, Inc	77,293
1,101	e*	Clean Harbors, Inc	49,017
4,015		Cleco Corp	101,459
16,876		CMS Energy Corp	283,854
21,255		Consolidated Edison, Inc	984,107
1,060	e	Consolidated Water Co, Inc	31,821
13,527		Constellation Energy Group, Inc	1,160,481
8,559	*	Covanta Holding Corp	209,781
2,664	e	Crosstex Energy, Inc	100,992
22,313		Dominion Resources, Inc	1,880,986
9,751	e	DPL, Inc	256,061
13,418		DTE Energy Co	649,968
94,669		Duke Energy Corp	1,769,364
24,498	*	Dynegy, Inc (Class A)	226,362
25,163		Edison International	1,395,288
52,464		El Paso Corp	890,314
4,511	*	El Paso Electric Co	104,339
1,723		Empire District Electric Co	38,923
5,210		Energen Corp	297,595
13,002		Energy East Corp	351,704
460	e	EnergySouth, Inc	23,193
15,199		Entergy Corp	1,645,900
51,320		Exelon Corp	3,867,475
23,531		FirstEnergy Corp	1,490,454
31,163		FPL Group, Inc	1,897,203
6,961		Great Plains Energy, Inc	200,546
7,258	e	Hawaiian Electric Industries, Inc	157,571
3,419	e	Idacorp, Inc	111,938
6,094	e	Integrys Energy Group, Inc	312,196
3,079		ITC Holdings Corp	152,564
1,456	e	Laclede Group, Inc	47,000
811		Markwest Hydrocarbon, Inc	47,143
13,617		MDU Resources Group, Inc	379,097
1,728		Metal Management, Inc	93,658
1,299	e	MGE Energy, Inc	43,439
19,578	*	Mirant Corp	796,433
6,878	e	National Fuel Gas Co	321,959
2,128	e	New Jersey Resources Corp	105,528
3,204	e	Nicor, Inc	137,452
19,934		NiSource, Inc	381,554

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
11,220		Northeast Utilities	$320,555
2,153	e	Northwest Natural Gas Co	98,392
3,402		NorthWestern Corp	92,432
18,615	e*	NRG Energy, Inc	787,228
8,088		NSTAR	281,543
6,920		OGE Energy Corp	229,052
8,097		Oneok, Inc	383,798
800	e	Ormat Technologies, Inc	37,072
2,406	e	Otter Tail Corp	85,774
15,328		Pepco Holdings, Inc	415,082
26,412		PG&E Corp	1,262,494
1,112	e*	Pico Holdings, Inc	46,204
5,608		Piedmont Natural Gas Co, Inc	140,705
1,280	*	Pike Electric Corp	24,013
7,548	e	Pinnacle West Capital Corp	298,221
5,546		PNM Resources, Inc	129,111
2,904	e	Portland General Electric Co	80,731
28,960		PPL Corp	1,340,848
20,270		Progress Energy, Inc	949,650
773	m,v*	Progress Energy, Inc	8
19,501		Public Service Enterprise Group, Inc	1,715,893
9,769		Puget Energy, Inc	239,047
13,328		Questar Corp	700,120
25,591	*	Reliant Energy, Inc	655,130
13,032		Republic Services, Inc	426,277
1,550	e	Resource America, Inc (Class A)	24,475
9,266		SCANA Corp	358,965
2,574	e*	SEMCO Energy, Inc	20,309
19,842		Sempra Energy	1,153,217
16,532		Sierra Pacific Resources	260,048
1,222	e	SJW Corp	41,719
2,516	e	South Jersey Industries, Inc	87,557
57,678		Southern Co	2,092,558
8,576		Southern Union Co	266,824
3,060		Southwest Gas Corp	86,567
1,337	e	Southwest Water Co	16,886
6,688	*	Stericycle, Inc	382,286
15,882		TECO Energy, Inc	260,941
35,141		TXU Corp	2,406,104
8,836		UGI Corp	229,559
1,465	e	UIL Holdings Corp	46,148
2,575		Unisource Energy Corp	76,967
5,581	e	Vectren Corp	152,305
6,048	*	Waste Connections, Inc	192,084
800		Waste Industries USA, Inc	22,896
1,264	e*	Waste Services, Inc	12,273
6,899		Westar Energy, Inc	169,439
3,922	e	WGL Holdings, Inc	132,916
44,878		Williams Cos, Inc	1,528,578
9,193		Wisconsin Energy Corp	413,961
31,177		Xcel Energy, Inc	671,553
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	50,968,013

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.74%
1,190	*	Acme Packet, Inc	$18,350
2,034	*	Actel Corp	21,825
3,364		Acuity Brands, Inc	169,815
7,913	e*	Adaptec, Inc	30,228
8,023	*	ADC Telecommunications, Inc	157,331
4,569		Adtran, Inc	105,224
6,179	e*	Advanced Analogic Technologies, Inc	65,745
3,940	*	Advanced Energy Industries, Inc	59,494
42,991	e*	Advanced Micro Devices, Inc	567,481
26,236		Altera Corp	631,763
3,424	e*	American Superconductor Corp	70,124
7,886		Ametek, Inc	340,833
4,872	*	AMIS Holdings, Inc	47,307
10,337	e*	Amkor Technology, Inc	119,082
14,068		Amphenol Corp (Class A)	559,344
5,432	e*	Anadigics, Inc	98,211
24,602		Analog Devices, Inc	889,608
10,699	*	Andrew Corp	148,181
66,007	*	Apple Computer, Inc	10,134,715
27,830	e*	Applied Micro Circuits Corp	87,943
7,248	*	Arris Group, Inc	89,513
4,102	e*	Atheros Communications, Inc	122,937
33,680	*	Atmel Corp	173,789
2,319	*	ATMI, Inc	68,990
21,071	e*	Avanex Corp	34,556
11,418	*	Avnet, Inc	455,121
3,267		AVX Corp	52,599
860	e*	AZZ, Inc	30,066
3,139		Baldor Electric Co	125,403
831	e	Bel Fuse, Inc (Class B)	28,802
5,858	*	Benchmark Electronics, Inc	139,830
929	e*	BigBand Networks, Inc	5,946
35,077	*	Broadcom Corp (Class A)	1,278,206
3,579	*	C-COR, Inc	41,123
1,968	*	Ceradyne, Inc	149,056
3,547	*	Checkpoint Systems, Inc	93,605
6,915	*	Ciena Corp	263,323
463,411	*	Cisco Systems, Inc	15,343,538
1,676	e*	Comtech Telecommunications Corp	89,649
33,104	e*	Conexant Systems, Inc	39,725
13,738		Cooper Industries Ltd (Class A)	701,874
6,476	e*	Cree, Inc	201,404
2,860	e	CTS Corp	36,894
1,286	e	Cubic Corp	54,231
11,045	*	Cypress Semiconductor Corp	322,624
2,008	e*	Diodes, Inc	64,457
1,478	*	Ditech Networks, Inc	7,789
2,867	*	Dolby Laboratories, Inc (Class A)	99,829
2,395	*	DSP Group, Inc	37,913
1,298	e*	DTS, Inc	39,420
10,998		Eaton Corp	1,089,242
2,090	*	Electro Scientific Industries, Inc	50,076
1,000	*	EMS Technologies, Inc	24,530
4,097	e*	Energizer Holdings, Inc	454,261

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,636	e*	Energy Conversion Devices, Inc	$59,890
3,108	*	EnerSys	55,229
9,651	e*	Evergreen Solar, Inc	86,183
2,144	e*	Exar Corp	28,001
8,660	v*	EXIDE TECHNOLOGIES RIGHTS	(0)
9,427	*	Fairchild Semiconductor International, Inc	176,096
21,254	e*	Finisar Corp	59,511
2,829	e*	First Solar, Inc	333,086
1,518	e	Franklin Electric Co, Inc	62,405
8,256	e*	FuelCell Energy, Inc	73,809
8,714	e	Garmin Ltd	1,040,452
17,281	*	Gemstar-TV Guide International, Inc	120,276
2,206	*	Genlyte Group, Inc	141,758
9,701	*	GrafTech International Ltd	173,066
1,267	e*	Greatbatch, Inc	33,690
4,995		Harman International Industries, Inc	432,167
8,009	e*	Harmonic, Inc	84,975
10,313		Harris Corp	595,988
2,217	*	Helen of Troy Ltd	42,810
7,028	e*	Hexcel Corp	159,606
1,184	*	Hittite Microwave Corp	52,274
59,422		Honeywell International, Inc	3,533,826
1,549	e*	Hutchinson Technology, Inc	38,105
2,318		Imation Corp	56,861
16,319	*	Integrated Device Technology, Inc	252,618
443,617		Intel Corp	11,471,936
3,553	e*	InterDigital, Inc	73,831
5,812	*	International Rectifier Corp	191,738
9,826		Intersil Corp (Class A)	328,483
2,611	*	InterVoice, Inc	24,517
711	*	IPG Photonics Corp	13,978
820	e*	iRobot Corp	16,302
1,213	e*	IXYS Corp	12,652
5,621	*	Jarden Corp	173,914
15,125	e*	JDS Uniphase Corp	226,270
6,433	e*	Kemet Corp	47,283
9,392		L-3 Communications Holdings, Inc	959,299
935	e	Lamson & Sessions Co	25,208
7,232	e*	Lattice Semiconductor Corp	32,472
3,217		Lincoln Electric Holdings, Inc	249,671
16,590	e	Linear Technology Corp	580,484
1,486	*	Littelfuse, Inc	53,035
765	*	Loral Space & Communications, Inc	30,409
1,191		LSI Industries, Inc	24,439
55,867	e*	LSI Logic Corp	414,533
36,769	*	Marvell Technology Group Ltd	601,909
3,972	*	Mattson Technology, Inc	34,358
24,286		Maxim Integrated Products, Inc	712,794
4,190	e*	Medis Technologies Ltd	54,470
16,808	*	MEMC Electronic Materials, Inc	989,319
1,417	e*	Mercury Computer Systems, Inc	14,567
3,008		Methode Electronics, Inc	45,270
4,803		Micrel, Inc	51,872
16,340		Microchip Technology, Inc	593,469

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
56,569	*	Micron Technology, Inc	$627,916
5,525	*	Microsemi Corp	154,037
3,670	e*	Microtune, Inc	22,093
3,813	e*	MIPS Technologies, Inc	30,123
9,991		Molex, Inc	269,058
1,603	*	Monolithic Power Systems, Inc	40,716
2,916	*	Moog, Inc (Class A)	128,129
176,812		Motorola, Inc	3,276,326
15,196	e*	MRV Communications, Inc	37,686
683	*	Multi-Fineline Electronix, Inc	10,129
309		National Presto Industries, Inc	16,377
22,801		National Semiconductor Corp	618,363
1,926	e*	Netlogic Microsystems, Inc	69,548
28,520	*	Network Appliance, Inc	767,473
9,584	*	Novellus Systems, Inc	261,260
41,947	*	Nvidia Corp	1,520,159
4,385	e*	Omnivision Technologies, Inc	99,671
16,832	e*	ON Semiconductor Corp	211,410
8,251	e*	On2 Technologies, Inc	9,571
6,336		Openwave Systems, Inc	27,752
1,582	e*	Oplink Communications, Inc	21,610
1,500	e*	OpNext, Inc	17,400
4,180	e*	Optium Corp	43,388
922	e*	OSI Systems, Inc	20,754
1,256	e	Park Electrochemical Corp	42,176
1,095	*	Pericom Semiconductor Corp	12,833
3,034	*	Photronics, Inc	34,618
3,457		Plantronics, Inc	98,697
3,964	*	Plexus Corp	108,614
3,407	e*	PLX Technology, Inc	36,796
16,441	e*	PMC - Sierra, Inc	137,940
6,676	*	Polycom, Inc	179,317
350	e*	Powell Industries, Inc	13,262
4,862	e*	Power-One, Inc	24,796
11,780	*	Powerwave Technologies, Inc	72,565
11,852	*	QLogic Corp	159,409
127,111		Qualcomm, Inc	5,371,711
9,864	e	RadioShack Corp	203,790
9,506	e*	Rambus, Inc	181,660
1,106	e	Raven Industries, Inc	44,295
2,673		Regal-Beloit Corp	128,010
14,834	e*	RF Micro Devices, Inc	99,833
1,214	e*	Rogers Corp	50,005
40,403	*	Sanmina-SCI Corp	85,654
2,218	e*	Seachange International, Inc	15,349
5,307	*	Semtech Corp	108,687
8,311	*	Silicon Image, Inc	42,802
3,931	*	Silicon Laboratories, Inc	164,159
6,899	*	Silicon Storage Technology, Inc	22,215
3,276	*	Sirenza Microdevices, Inc	56,642
106,203	e*	Sirius Satellite Radio, Inc	370,648
12,128	*	Skyworks Solutions, Inc	109,637
3,650	*	Smart Modular Technologies WWH, Inc	26,098
5,780	e*	Spansion, Inc (Class A)	48,841

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,136	e*	Spectrum Brands, Inc	$23,989
1,620	e*	Standard Microsystems Corp	62,240
1,067	*	Stoneridge, Inc	10,883
2,135	e*	Sunpower Corp (Class A)	176,821
885	e*	Supertex, Inc	35,294
11,962	e*	Sycamore Networks, Inc	48,685
3,492	e*	Symmetricom, Inc	16,412
1,882	e*	Synaptics, Inc	89,884
9,130	e*	Syntax-Brillian Corp	37,159
2,698		Technitrol, Inc	72,711
1,290	e*	Techwell, Inc	13,700
3,831	e*	Tekelec	46,355
2,845		Teleflex, Inc	221,682
32,326	*	Tellabs, Inc	307,744
3,366	*	Tessera Technologies, Inc	126,225
109,312		Texas Instruments, Inc	3,999,726
4,226	*	Thomas & Betts Corp	247,813
4,543	e*	Trident Microsystems, Inc	72,188
8,908	*	Triquint Semiconductor, Inc	43,738
3,103	e*	TTM Technologies, Inc	35,902
37,173		Tyco Electronics Ltd	1,317,039
1,387	*	Ultra Clean Holdings	20,389
1,534	e*	Universal Display Corp	27,182
1,021	*	Universal Electronics, Inc	33,183
10,172	e*	Utstarcom, Inc	37,230
6,832	*	Varian Semiconductor Equipment Associates, Inc	365,649
1,525	*	Viasat, Inc	47,016
1,042	e	Vicor Corp	12,629
12,884	*	Vishay Intertechnology, Inc	167,886
832	e*	Volterra Semiconductor Corp	10,217
5,963		Whirlpool Corp	531,303
23,178		Xilinx, Inc	605,873
1,860	*	Zoltek Cos, Inc	81,152
4,035	*	Zoran Corp	81,507
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	87,253,503

ENGINEERING AND MANAGEMENT SERVICES - 0.95%
1,637	*	Advisory Board Co	95,715
2,940	e*	Aecom Technology Corp	102,694
10,394	*	Amylin Pharmaceuticals, Inc	519,700
4,845	*	Applera Corp (Celera Genomics Group)	68,121
5,437	e*	Ariad Pharmaceuticals, Inc	25,173
811	e	CDI Corp	22,611
29,104	*	Celgene Corp	2,075,406
793	e*	Cornell Cos, Inc	18,675
3,019	e	Corporate Executive Board Co	224,131
1,065	e*	CRA International, Inc	51,322
4,501	e*	CV Therapeutics, Inc	40,419
1,744		Diamond Management & Technology Consultants, Inc	16,045
3,591	*	eResearch Technology, Inc	40,902
7,070	e*	Exelixis, Inc	74,871
1,038	*	Exponent, Inc	26,044
6,669		Fluor Corp	960,203
1,400	*	Genpact Ltd	23,730

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,049	*	Gen-Probe, Inc	$269,582
1,576	e*	Greenfield Online, Inc	24,034
3,538	*	Harris Interactive, Inc	15,249
6,892	*	Hewitt Associates, Inc (Class A)	241,565
1,583	*	Huron Consulting Group, Inc	114,957
4,338	e*	Incyte Corp	31,017
6,424	e*	Isis Pharmaceuticals, Inc	96,167
8,928	*	Jacobs Engineering Group, Inc	674,778
13,361	*	KBR, Inc	518,006
833	*	Kendle International, Inc	34,594
3,019	e*	Kosan Biosciences, Inc	15,125
632	e	Landauer, Inc	32,207
1,618	*	LECG Corp	24,108
2,193	e*	Lifecell Corp	82,391
2,021	e*	Luminex Corp	30,477
1,528		MAXIMUS, Inc	66,590
1,732	e*	Maxygen, Inc	11,795
16,990	*	McDermott International, Inc	918,819
528	*	Michael Baker Corp	25,877
17,035		Moody's Corp	858,564
546	e*	MTC Technologies, Inc	10,543
3,130	e*	Myriad Genetics, Inc	163,230
4,194	e*	Navigant Consulting, Inc	53,096
2,350	e*	Neurogen Corp	10,434
3,287	e*	Omnicell, Inc	93,811
26,499		Paychex, Inc	1,086,459
1,251	e*	PharmaNet Development Group, Inc	36,317
11,896	e	Quest Diagnostics, Inc	687,232
2,153	e*	Regeneration Technologies, Inc	23,080
4,062	e*	Regeneron Pharmaceuticals, Inc	72,304
20,344	e*	Rentech, Inc	43,943
3,290		Resources Connection, Inc	76,164
2,184	e*	Rigel Pharmaceuticals, Inc	20,595
8,802	e*	SAIC, Inc	168,910
5,306	e*	Savient Pharmaceuticals, Inc	77,202
3,046	*	Seattle Genetics, Inc	34,237
2,432	e*	Senomyx, Inc	29,792
5,961	*	Shaw Group, Inc	346,334
1,965	e*	Symyx Technologies, Inc	17,076
1,084	e*	Tejon Ranch Co	44,878
6,868	e*	Telik, Inc	19,986
4,560	e*	Tetra Tech, Inc	96,307
4,259	*	URS Corp	240,421
6,819	e*	Verenium Corp	36,004
2,146	*	Washington Group International, Inc	188,440
3,388		Watson Wyatt & Co Holdings (Class A)	152,257
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,300,716

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
4,611	e*	Home Solutions of America, Inc	15,631
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	15,631

FABRICATED METAL PRODUCTS - 0.54%
2,854	*	Alliant Techsystems, Inc	311,942

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
791	e	Ameron International Corp	$83,664
5,063		Aptargroup, Inc	191,736
7,848		Ball Corp	421,830
910	*	Chart Industries, Inc	29,266
1,254	e	CIRCOR International, Inc	56,944
8,960		Commercial Metals Co	283,584
3,301	e*	Commercial Vehicle Group, Inc	42,352
3,734		Crane Co	179,120
12,346	*	Crown Holdings, Inc	280,995
1,300	e	Dynamic Materials Corp	62,257
2,117	e*	Griffon Corp	31,967
1,051		Gulf Island Fabrication, Inc	40,348
37,987		Illinois Tool Works, Inc	2,265,545
1,657	e	Insteel Industries, Inc	25,435
945	*	Ladish Co, Inc	52,429
595	e	Lifetime Brands, Inc	12,073
3,177	e*	Mobile Mini, Inc	76,756
8,222	e	Mueller Water Products, Inc (Class A)	101,870
1,525	e*	NCI Building Systems, Inc	65,895
8,721		Parker Hannifin Corp	975,380
605	e*	Park-Ohio Holdings Corp	15,700
7,584		Pentair, Inc	251,637
1,910	e*	PGT, Inc	15,146
1,793	e	Silgan Holdings, Inc	96,374
2,518	e	Simpson Manufacturing Co, Inc	80,198
3,369	e*	Smith & Wesson Holding Corp	64,314
4,219		Snap-On, Inc	209,009
6,673		Stanley Works	374,556
1,650	e*	Sturm Ruger & Co, Inc	29,551
815	e	Sun Hydraulics Corp	25,917
5,486	e*	Taser International, Inc	86,075
1,274	e	Valmont Industries, Inc	108,099
2,268		Watts Water Technologies, Inc (Class A)	69,628
		TOTAL FABRICATED METAL PRODUCTS	7,017,592

FOOD AND KINDRED PRODUCTS - 3.26%
1,509	e*	Altus Pharmaceuticals, Inc	15,829
57,962		Anheuser-Busch Cos, Inc	2,897,520
50,281		Archer Daniels Midland Co	1,663,295
717	*	Boston Beer Co, Inc (Class A)	34,889
9,113		Bunge Ltd	979,192
17,611		Campbell Soup Co	651,607
336		Coca-Cola Bottling Co Consolidated	20,261
176,276		Coca-Cola Co	10,130,582
23,956		Coca-Cola Enterprises, Inc	580,214
38,901		ConAgra Foods, Inc	1,016,509
13,958	*	Constellation Brands, Inc (Class A)	337,923
5,619		Corn Products International, Inc	257,744
8,732	*	Darling International, Inc	86,359
15,422		Del Monte Foods Co	161,931
590	e	Farmer Bros Co	14,679
6,492		Flowers Foods, Inc	141,526
26,768		General Mills, Inc	1,552,812
25,271		H.J. Heinz Co	1,167,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,204	*	Hansen Natural Corp	$294,963
12,891		Hershey Co	598,271
5,632		Hormel Foods Corp	201,513
773	e	Imperial Sugar Co	20,199
1,061		J&J Snack Foods Corp	36,944
4,114		J.M. Smucker Co	219,770
1,464	e*	Jones Soda Co	17,656
18,487		Kellogg Co	1,035,272
122,251		Kraft Foods, Inc (Class A)	4,218,882
1,831	e	Lancaster Colony Corp	69,889
2,200		Lance, Inc	50,644
880	e*	M&F Worldwide Corp	44,167
9,882		McCormick & Co, Inc	355,456
624	e	MGP Ingredients, Inc	6,408
4,107		Molson Coors Brewing Co (Class B)	409,345
280		National Beverage Corp	2,374
760	e*	Peet's Coffee & Tea, Inc	21,212
11,110		Pepsi Bottling Group, Inc	412,959
4,740		PepsiAmericas, Inc	153,766
124,401		PepsiCo, Inc	9,113,617
3,223	*	Performance Food Group Co	97,109
1,934	*	Ralcorp Holdings, Inc	107,956
1,307	e	Reddy Ice Holdings, Inc	34,466
1,125	e	Sanderson Farms, Inc	46,879
57,763		Sara Lee Corp	964,064
7,945	*	Smithfield Foods, Inc	250,267
3,000	e	Tootsie Roll Industries, Inc	79,590
2,662		Topps Co, Inc	25,795
2,537	e*	TreeHouse Foods, Inc	68,626
19,085		Tyson Foods, Inc (Class A)	340,685
18,630		Wrigley (Wm.) Jr Co	1,196,605
		TOTAL FOOD AND KINDRED PRODUCTS	42,205,741

FOOD STORES - 0.33%
105	e	Arden Group, Inc (Class A)	14,651
1,099	e*	Great Atlantic & Pacific Tea Co, Inc	33,476
1,053	e	Ingles Markets, Inc (Class A)	30,179
54,609		Kroger Co	1,557,449
2,089	e*	Panera Bread Co (Class A)	85,231
1,523	e*	Pantry, Inc	39,034
3,348	*	Pathmark Stores, Inc	42,687
2,653		Ruddick Corp	88,982
34,278		Safeway, Inc	1,134,944
16,009		Supervalu, Inc	624,511
1,576		Weis Markets, Inc	67,280
10,830	e	Whole Foods Market, Inc	530,237
2,499	e*	Winn-Dixie Stores, Inc	46,781
		TOTAL FOOD STORES	4,295,442

FORESTRY - 0.11%
5,897		Rayonier, Inc	283,292
16,241		Weyerhaeuser Co	1,174,224
		TOTAL FORESTRY	1,457,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.30%
2,218	e	Ethan Allen Interiors, Inc	$72,506
2,961	e	Furniture Brands International, Inc	30,025
4,756		Herman Miller, Inc	129,078
4,955		Hillenbrand Industries, Inc	272,624
3,718	e	HNI Corp	133,848
472		Hooker Furniture Corp	9,449
3,905		Interface, Inc (Class A)	70,485
15,167		Johnson Controls, Inc	1,791,374
1,541	e	Kimball International, Inc (Class B)	17,537
2,848	e	La-Z-Boy, Inc	21,018
13,454		Leggett & Platt, Inc	257,779
27,465		Masco Corp	636,364
3,423	e	Sealy Corp	48,059
3,453	e*	Select Comfort Corp	48,169
6,929		Tempur-Pedic International, Inc	247,712
2,514	*	Williams Scotsman International, Inc	69,663
		TOTAL FURNITURE AND FIXTURES	3,855,690

FURNITURE AND HOME FURNISHINGS STORES - 0.19%
20,997	*	Bed Bath & Beyond, Inc	716,418
12,474	e	Circuit City Stores, Inc	98,670
11,860	*	GameStop Corp (Class A)	668,311
2,067	e*	Guitar Center, Inc	122,573
1,389	e	Haverty Furniture Cos, Inc	12,181
3,714		Knoll, Inc	65,886
4,169	e*	Mohawk Industries, Inc	338,940
9,172	e*	Pier 1 Imports, Inc	43,383
6,361		Steelcase, Inc (Class A)	114,371
1,646	e	Tuesday Morning Corp	14,798
6,605	e	Williams-Sonoma, Inc	215,455
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,410,986

GENERAL BUILDING CONTRACTORS - 0.18%
200	e	Amrep Corp	5,360
788	e*	Avatar Holdings, Inc	39,345
5,590	e	Beazer Homes USA, Inc	46,118
1,171	e	Brookfield Homes Corp	21,722
10,120		Centex Corp	268,888
22,813		DR Horton, Inc	292,243
5,360	e*	Hovnanian Enterprises, Inc (Class A)	59,442
5,593	e	KB Home	140,160
11,099		Lennar Corp (Class A)	251,392
1,170	e	M/I Homes, Inc	16,251
2,384		McGrath RentCorp	79,244
2,585	e	MDC Holdings, Inc	105,830
3,698	e*	Meritage Homes Corp	52,216
322	e*	NVR, Inc	151,421
984	e*	Palm Harbor Homes, Inc	12,280
1,931	*	Perini Corp	108,001
17,229		Pulte Homes, Inc	234,487
3,725		Ryland Group, Inc	79,827
7,641	e	Standard-Pacific Corp	41,949
1,152	e*	Team, Inc	31,542

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,128	*	Toll Brothers, Inc	$182,469
3,768	e	Walter Industries, Inc	101,359
2,426	e*	WCI Communities, Inc	14,532
		TOTAL GENERAL BUILDING CONTRACTORS	2,336,078

GENERAL MERCHANDISE STORES - 1.45%
2,769	e*	99 Cents Only Stores	28,438
8,184	e*	Big Lots, Inc	244,211
4,739	*	BJ's Wholesale Club, Inc	157,145
1,918	e	Bon-Ton Stores, Inc	43,577
3,805	e*	Cabela's, Inc	89,988
4,078		Casey's General Stores, Inc	112,961
588	e*	Conn's, Inc	14,047
34,187		Costco Wholesale Corp	2,098,056
4,799	e	Dillard's, Inc (Class A)	104,762
10,966		Family Dollar Stores, Inc	291,257
2,660	e	Fred's, Inc	28,010
16,959		JC Penney Co, Inc	1,074,692
34,478		Macy's, Inc	1,114,329
3,983	e*	Retail Ventures, Inc	41,463
10,082	e	Saks, Inc	172,906
1,431	e	Stein Mart, Inc	10,890
65,207		Target Corp	4,145,209
34,118		TJX Cos, Inc	991,810
184,141		Wal-Mart Stores, Inc	8,037,755
		TOTAL GENERAL MERCHANDISE STORES	18,801,506

HEALTH SERVICES - 1.28%
1,564	e*	Alliance Imaging, Inc	14,170
2,499	e*	Amedisys, Inc	96,012
889	*	American Dental Partners, Inc	24,901
14,553		AmerisourceBergen Corp	659,687
2,963	*	Amsurg Corp	68,356
3,023	e*	Apria Healthcare Group, Inc	78,628
4,413	e*	Assisted Living Concepts, Inc (A Shares)	40,335
839	e*	Bio-Reference Labs, Inc	28,325
2,109	e	Brookdale Senior Living, Inc	83,959
21,592		Cigna Corp	1,150,638
7,827	*	Community Health Systems, Inc	246,081
498	e*	Corvel Corp	11,514
4,755	*	Covance, Inc	370,414
11,374	*	Coventry Health Care, Inc	707,577
2,028	e*	Cross Country Healthcare, Inc	35,429
1,679	*	CryoLife, Inc	15,867
8,297	*	DaVita, Inc	524,204
4,490	*	Edwards Lifesciences Corp	221,402
884	*	eHealth, Inc	24,487
900	e*	Emeritus Corp	24,390
1,610	e*	Enzo Biochem, Inc	18,274
16,984	*	Express Scripts, Inc	948,047
1,154	e*	Genomic Health, Inc	22,145
3,149	*	Gentiva Health Services, Inc	60,492
17,357	e	Health Management Associates, Inc (Class A)	120,458
6,590	e*	Healthsouth Corp	115,391

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,689	e*	Healthways, Inc	$145,125
5,320	e*	Hythiam, Inc	39,581
15,671	e*	Immunomedics, Inc	35,887
2,207	*	Kindred Healthcare, Inc	39,527
8,939	*	Laboratory Corp of America Holdings	699,298
1,585		LCA-Vision, Inc	46,583
768	e*	LHC Group, Inc	16,489
4,530	e*	LifePoint Hospitals, Inc	135,945
6,209	*	Lincare Holdings, Inc	227,560
2,682	*	Magellan Health Services, Inc	108,835
5,911	e	Manor Care, Inc	380,668
1,505	e*	Matria Healthcare, Inc	39,371
23,048		McKesson Corp	1,354,992
1,465	*	Medcath Corp	40,229
21,472	*	Medco Health Solutions, Inc	1,940,854
429	e	National Healthcare Corp	22,046
9,367	e*	Nektar Therapeutics	82,711
1,558	e*	Nighthawk Radiology Holdings, Inc	38,187
2,530	*	Odyssey HealthCare, Inc	24,313
9,147	e	Omnicare, Inc	303,040
4,063	*	Pediatrix Medical Group, Inc	265,801
7,485		Pharmaceutical Product Development, Inc	265,268
4,222	*	Psychiatric Solutions, Inc	165,840
818	e*	Radiation Therapy Services, Inc	17,031
1,135	*	RehabCare Group, Inc	19,965
3,888	*	Sierra Health Services, Inc	164,035
1,633	*	Skilled Healthcare Group, Inc (Class A)	25,720
2,010	e*	Stereotaxis, Inc	27,718
3,260	*	Sun Healthcare Group, Inc	54,475
3,447	e*	Sunrise Senior Living, Inc	121,920
35,326	*	Tenet Healthcare Corp	118,695
3,216		Universal Health Services, Inc (Class B)	175,015
46,867	*	WellPoint, Inc	3,698,743
		TOTAL HEALTH SERVICES	16,552,650

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
990	e*	Comverge, Inc	32,532
5,433	*	Foster Wheeler Ltd	713,244
2,564		Granite Construction, Inc	135,943
3,510	*	Great Lakes Dredge & Dock Corp	30,748
2,299	*	Matrix Service Co	48,164
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	960,631

HOLDING AND OTHER INVESTMENT OFFICES - 2.25%
3,304	e	Acadia Realty Trust	89,638
2,209	e*	Affiliated Managers Group, Inc	281,670
783	e	Agree Realty Corp	24,539
4,709		Alesco Financial, Inc	23,168
159	e*	Alexander's, Inc	61,295
2,492		Alexandria Real Estate Equities, Inc	239,880
12,118	e	Allied Capital Corp	356,148
7,814		AMB Property Corp	467,355
1,847		American Campus Communities, Inc	54,099
8,669		American Financial Realty Trust	69,785

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
23,731		Annaly Mortgage Management, Inc	$378,035
4,436		Anthracite Capital, Inc	40,368
4,167		Anworth Mortgage Asset Corp	22,460
7,162		Apartment Investment & Management Co (Class A)	323,221
8,110	e	Apollo Investment Corp	168,688
583	e	Arbor Realty Trust, Inc	11,013
16,736	*	Archstone-Smith Trust	1,006,503
6,698		Ashford Hospitality Trust, Inc	67,315
1,112		Associated Estates Realty Corp	14,500
5,956		AvalonBay Communities, Inc	703,165
5,567		BioMed Realty Trust, Inc	134,165
7,759		Boston Properties, Inc	806,160
6,374		Brandywine Realty Trust	161,326
3,781	e	BRE Properties, Inc (Class A)	211,471
514	e	BRT Realty Trust	8,913
4,080		Camden Property Trust	262,140
2,045	e	Capital Lease Funding, Inc	20,961
190	e	Capital Southwest Corp	23,324
1,313	e	Capital Trust, Inc (Class A)	46,612
4,836		CBL & Associates Properties, Inc	169,502
9,000	e	CBRE Realty Finance, Inc	53,100
2,657	e	Cedar Shopping Centers, Inc	36,188
484	e	Cherokee, Inc	18,566
3,498		Colonial Properties Trust	119,981
3,280		Corporate Office Properties Trust	136,546
2,816		Cousins Properties, Inc	82,678
4,036	e	Crystal River Capital, Inc	67,845
12,020		DCT Industrial Trust, Inc	125,849
7,878	e	Deerfield Triarc Capital Corp	71,296
9,334		Developers Diversified Realty Corp	521,491
6,775	e	DiamondRock Hospitality Co	117,953
3,858	e	Digital Realty Trust, Inc	151,967
8,477		Douglas Emmett, Inc	209,636
10,171		Duke Realty Corp	343,882
1,703	e	EastGroup Properties, Inc	77,078
1,434	e	Education Realty Trust, Inc	19,359
2,127		Entertainment Properties Trust	108,052
3,690		Equity Inns, Inc	83,320
1,768		Equity Lifestyle Properties, Inc	91,582
2,960	e	Equity One, Inc	80,512
22,303		Equity Residential	944,755
2,054	e	Essex Property Trust, Inc	241,489
4,460	e	Extra Space Storage, Inc	68,639
4,190		Federal Realty Investment Trust	371,234
4,582		FelCor Lodging Trust, Inc	91,319
3,613	e	First Industrial Realty Trust, Inc	140,437
1,281	e	First Potomac Realty Trust	27,926
4,433	e	Franklin Street Properties Corp	76,469
13,411	e	Friedman Billings Ramsey Group, Inc (Class A)	61,825
16,227	e	General Growth Properties, Inc	870,092
1,384	e	Getty Realty Corp	37,645
631	e	Gladstone Capital Corp	12,317
2,416	e	Glimcher Realty Trust	56,776
2,980	e	GMH Communities Trust	23,095

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,095		Gramercy Capital Corp	$27,561
15,446		HCP, Inc	512,344
6,001		Health Care REIT, Inc	265,484
3,074	e	Healthcare Realty Trust, Inc	81,953
4,843		Hersha Hospitality Trust	47,946
2,150	*	HFF, Inc (Class A)	25,521
3,878		Highwoods Properties, Inc	142,206
4,346	e*	Hilltop Holdings, Inc	51,022
2,644		Home Properties, Inc	137,964
7,071		Hospitality Properties Trust	287,436
38,243		Host Marriott Corp	858,173
14,566		HRPT Properties Trust	144,058
7,504	e	IMPAC Mortgage Holdings, Inc	11,556
5,374	e	Inland Real Estate Corp	83,243
3,321	e	Investors Real Estate Trust	35,867
9,900		iShares Russell 3000 Index Fund	871,101
9,075		iStar Financial, Inc	308,459
3,764	e*	Jamba, Inc	26,461
1,554	e	JER Investors Trust, Inc	19,347
2,449	e	Kilroy Realty Corp	148,483
16,483		Kimco Realty Corp	745,196
2,360	e	Kite Realty Group Trust	44,368
2,948		LaSalle Hotel Properties	124,052
4,865		Lexington Corporate Properties Trust	97,349
6,696		Liberty Property Trust	269,246
1,903	e	LTC Properties, Inc	45,044
4,317	e	Luminent Mortgage Capital, Inc	7,209
5,204		Macerich Co	455,766
5,231		Mack-Cali Realty Corp	214,994
2,728		Maguire Properties, Inc	70,464
2,665	e	Medical Properties Trust, Inc	35,498
4,180	e*	Meruelo Maddux Properties, Inc	24,704
8,541		MFA Mortgage Investments, Inc	68,755
2,242		Mid-America Apartment Communities, Inc	111,764
1,462	e	Mission West Properties, Inc	17,763
1,200		MVC Capital, Inc	22,236
1,805	e	National Health Investors, Inc	55,793
4,801		National Retail Properties, Inc	117,048
6,297		Nationwide Health Properties, Inc	189,729
2,998	e	Newcastle Investment Corp	52,825
3,016	e*	NexCen Brands, Inc	20,268
5,372	e	NorthStar Realty Finance Corp	53,344
929	e	Novastar Financial, Inc	8,240
4,883		Omega Healthcare Investors, Inc	75,833
1,053		Parkway Properties, Inc	46,479
1,437	e	PennantPark Investment Corp	19,256
2,347		Pennsylvania Real Estate Investment Trust	91,392
13,740		Plum Creek Timber Co, Inc	615,002
3,291	e	Post Properties, Inc	127,362
3,023		Potlatch Corp	136,126
19,263		Prologis	1,278,100
1,446	e	Prospect Capital Corp	24,611
1,279		PS Business Parks, Inc	72,711
9,334		Public Storage, Inc	734,119

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,164		Quadra Realty Trust, Inc	$11,093
4,896	e	RAIT Investment Trust	40,294
1,853		Ramco-Gershenson Properties	57,888
7,952		Realty Income Corp	222,258
2,390		Redwood Trust, Inc	79,396
5,566		Regency Centers Corp	427,191
1,640	e	Republic Property Trust	24,059
2,220	e	Resource Capital Corp	24,997
1,224		Saul Centers, Inc	63,036
5,913	e	Senior Housing Properties Trust	130,441
16,945		Simon Property Group, Inc	1,694,500
4,438	e	SL Green Realty Corp	518,225
1,893		Sovran Self Storage, Inc	86,775
1,248	e*	Star Maritime Acquisition Corp	17,484
6,370	e	Strategic Hotels & Resorts, Inc	131,158
1,120		Sun Communities, Inc	33,690
4,955		Sunstone Hotel Investors, Inc	127,046
2,345	e	Tanger Factory Outlet Centers, Inc	95,184
2,560	e*	Tarragon Corp	6,707
4,105		Taubman Centers, Inc	224,749
7,658	*	TFS Financial Corp	99,094
9,675	e	Thornburg Mortgage, Inc	124,324
9,982		UDR, Inc	242,762
1,002		Universal Health Realty Income Trust	35,601
1,403	e	Urstadt Biddle Properties, Inc (Class A)	21,704
3,138		U-Store-It Trust	41,422
9,979		Ventas, Inc	413,130
21,329		Virgin Media, Inc	517,655
10,016		Vornado Realty Trust	1,095,250
4,225		WABCO Holdings, Inc	197,519
3,821	e	Washington Real Estate Investment Trust	126,781
5,601	e	Weingarten Realty Investors	232,217
2,500		Winthrop Realty Trust	16,825
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	29,127,604

HOTELS AND OTHER LODGING PLACES - 0.60%
1,830	e	Ameristar Casinos, Inc	51,423
5,191	e*	Bluegreen Corp	40,230
4,639		Boyd Gaming Corp	198,781
2,890		Choice Hotels International, Inc	108,866
2,906	*	Gaylord Entertainment Co	154,657
3,859	e*	Great Wolf Resorts, Inc	47,697
29,235		Hilton Hotels Corp	1,359,181
2,506	e*	Isle of Capri Casinos, Inc	48,742
7,976	*	Las Vegas Sands Corp	1,064,158
1,580	*	Lodgian, Inc	18,644
1,423		Marcus Corp	27,322
24,670		Marriott International, Inc (Class A)	1,072,405
9,069	*	MGM Mirage	811,131
610	*	Monarch Casino & Resort, Inc	17,354
2,408	e*	Morgans Hotel Group Co	52,374
3,851	e	Orient-Express Hotels Ltd (Class A)	197,441
1,237	*	Riviera Holdings Corp	34,698
16,152		Starwood Hotels & Resorts Worldwide, Inc	981,234

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,205	e	Station Casinos, Inc	$280,373
2,779	e*	Trump Entertainment Resorts, Inc	17,925
2,226	e*	Vail Resorts, Inc	138,658
13,259		Wyndham Worldwide Corp	434,365
4,187		Wynn Resorts Ltd	659,704
		TOTAL HOTELS AND OTHER LODGING PLACES	7,817,363

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.28%
786	e*	Aaon, Inc	15,508
2,174		Actuant Corp (Class A)	141,245
6,714	*	AGCO Corp	340,870
2,626		Albany International Corp (Class A)	98,449
1,176	*	Allis-Chalmers Energy, Inc	22,273
1,860	*	Altra Holdings, Inc	31,006
13,507		American Standard Cos, Inc	481,119
496		Ampco-Pittsburgh Corp	19,532
105,505		Applied Materials, Inc	2,183,974
1,755	*	Astec Industries, Inc	100,825
1,774	e*	ASV, Inc	24,889
6,675	*	Asyst Technologies, Inc	35,311
10,188	*	Axcelis Technologies, Inc	52,066
5,270		Black & Decker Corp	438,991
1,195		Black Box Corp	51,098
3,167	*	Blount International, Inc	35,977
3,442	e	Briggs & Stratton Corp	86,669
29,510	*	Brocade Communications Systems, Inc	252,606
5,560	*	Brooks Automation, Inc	79,174
2,667	e	Bucyrus International, Inc (Class A)	194,504
5,163		Carlisle Cos, Inc	250,922
1,107	e	Cascade Corp	72,143
48,814		Caterpillar, Inc	3,828,482
4,824		CDW Corp	420,653
6,306	*	Cirrus Logic, Inc	40,358
1,214	*	Columbus McKinnon Corp	30,216
6,439	*	Cray, Inc	46,361
7,886		Cummins, Inc	1,008,541
3,255		Curtiss-Wright Corp	154,613
2,621	*	Cymer, Inc	100,620
17,306		Deere & Co	2,568,557
173,413	*	Dell, Inc	4,786,199
5,077		Diebold, Inc	230,597
6,024		Donaldson Co, Inc	251,562
15,435		Dover Corp	786,413
6,235	*	Dresser-Rand Group, Inc	266,297
1,925	*	Dril-Quip, Inc	94,999
5,230	*	Electronics for Imaging, Inc	140,478
160,063	*	EMC Corp	3,329,310
6,226	*	Emulex Corp	119,352
2,000	*	ENGlobal Corp	22,820
1,365	e*	EnPro Industries, Inc	55,419
9,368	*	Entegris, Inc	81,314
7,219	*	Extreme Networks, Inc	27,721
1,416	*	Flotek Industries, Inc	62,516
2,741	e*	Flow International Corp	24,176

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,610		Flowserve Corp	$351,190
10,192	*	FMC Technologies, Inc	587,671
1,264	e*	Fuel Tech, Inc	27,922
4,098	*	Gardner Denver, Inc	159,822
25,134	*	Gateway, Inc	47,252
647	e*	Gehl Co	14,448
785,346	d	General Electric Co	32,513,324
2,719	*	Goodman Global, Inc	64,930
591	e	Gorman-Rupp Co	19,598
5,188		Graco, Inc	202,903
10,014	*	Grant Prideco, Inc	545,963
800		Hardinge, Inc	27,864
204,314		Hewlett-Packard Co	10,172,794
397	e*	Hurco Cos, Inc	21,462
5,713		IDEX Corp	207,896
1,919	*	Immersion Corp	31,433
22,612		Ingersoll-Rand Co Ltd (Class A)	1,231,676
4,409	e*	Intermec, Inc	115,163
104,200		International Business Machines Corp	12,274,760
25,059		International Game Technology	1,080,043
2,352	*	Intevac, Inc	35,750
3,240	e*	Isilon Systems, Inc	24,948
14,281	e	Jabil Circuit, Inc	326,178
7,892		Joy Global, Inc	401,387
921	*	Kadant, Inc	25,788
1,994		Kaydon Corp	103,668
2,835		Kennametal, Inc	238,083
4,096	*	Kulicke & Soffa Industries, Inc	34,734
9,823	*	Lam Research Corp	523,173
4,105		Lennox International, Inc	138,749
6,886	*	Lexmark International, Inc (Class A)	285,976
832	e	Lindsay Manufacturing Co	36,425
1,012		Lufkin Industries, Inc	55,680
9,882		Manitowoc Co, Inc	437,575
3,235	*	Micros Systems, Inc	210,501
1,266	e*	Middleby Corp	81,708
2,202		Modine Manufacturing Co	58,617
407		Nacco Industries, Inc (Class A)	42,116
1,277	*	NATCO Group, Inc (Class A)	66,085
2,509	e*	Netgear, Inc	76,324
2,745		Nordson Corp	137,826
3,756	e*	Oil States International, Inc	181,415
9,195		Pall Corp	357,686
7,886		Palm, Inc	128,305
9,892	*	Quantum Corp	33,633
2,563	e*	Rackable Systems, Inc	33,242
2,125	*	RBC Bearings, Inc	81,494
749	e*	Rimage Corp	16,808
1,427	*	Riverbed Technology, Inc	57,637
1,027		Robbins & Myers, Inc	58,837
11,896		Rockwell Automation, Inc	826,891
8,149	e*	Safeguard Scientifics, Inc	18,661
17,151	*	SanDisk Corp	945,020
801	e	Sauer-Danfoss, Inc	21,371

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,906	e*	Scansource, Inc	$53,578
4,426	e*	Scientific Games Corp (Class A)	166,418
42,435		Seagate Technology, Inc	1,085,487
2,131	m,v*	Seagate Technology, Inc	(0)
861	e*	Semitool, Inc	8,352
2,037	e*	Sigma Designs, Inc	98,265
487	e*	Silicon Graphics, Inc	9,618
64,964	*	Solectron Corp	253,360
9,117	e*	SourceForge, Inc	22,337
4,139		SPX Corp	383,106
908		Standex International Corp	18,777
2,311	e*	STEC, Inc	17,633
405	*	T-3 Energy Services, Inc	17,269
1,238	*	Tecumseh Products Co (Class A)	23,832
1,122	e	Tennant Co	54,641
7,606	*	Terex Corp	677,086
7,471		Timken Co	277,548
3,451		Toro Co	203,022
3,559	*	TurboChef Technologies, Inc	46,979
334		Twin Disc, Inc	19,439
1,844	e*	Ultratech, Inc	25,558
9,388	*	Varian Medical Systems, Inc	393,263
4,504	e*	VeriFone Holdings, Inc	199,662
1,876		Watsco, Inc	87,103
16,275	*	Western Digital Corp	412,083
2,409	e	Woodward Governor Co	150,322
5,840	*	Zebra Technologies Corp (Class A)	213,102
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	94,204,970

INSTRUMENTS AND RELATED PRODUCTS - 4.50%
1,448	e*	Abaxis, Inc	32,508
1,257	e*	Abiomed, Inc	15,625
1,460	*	Accuray, Inc	25,492
4,345	e*	Advanced Medical Optics, Inc	132,914
4,623	*	Affymetrix, Inc	117,286
30,247	*	Agilent Technologies, Inc	1,115,546
5,548	*	Align Technology, Inc	140,531
23,574		Allergan, Inc	1,519,816
5,289	e*	American Medical Systems Holdings, Inc	89,649
531	e	American Science & Engineering, Inc	33,272
1,240		Analogic Corp	79,062
1,598	e*	Anaren, Inc	22,532
2,859	*	Angiodynamics, Inc	53,892
14,705		Applera Corp (Applied Biosystems Group)	509,381
929	e*	Argon ST, Inc	18,394
2,044		Arrow International, Inc	92,982
1,986	e*	Arthrocare Corp	110,998
1,064	e*	Aspect Medical Systems, Inc	14,438
710	e	Badger Meter, Inc	22,756
7,906		Bard (C.R.), Inc	697,230
4,077	e	Bausch & Lomb, Inc	260,928
49,673		Baxter International, Inc	2,795,596
4,916		Beckman Coulter, Inc	362,604
18,904		Becton Dickinson & Co	1,551,073

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,659	*	Bio-Rad Laboratories, Inc (Class A)	$150,140
99,939	*	Boston Scientific Corp	1,394,149
4,735	*	Bruker BioSciences Corp	41,668
845	*	Cantel Medical Corp	13,190
6,208	e*	Cepheid, Inc	141,542
1,956	*	Coherent, Inc	62,748
1,401	e	Cohu, Inc	26,269
2,009	*	Conmed Corp	56,232
3,217	e	Cooper Cos, Inc	168,635
38,153		Covidien Ltd	1,583,350
11,551	e*	Credence Systems Corp	35,693
985	e*	Cutera, Inc	25,817
1,364	e*	Cyberonics, Inc	19,014
565	e*	Cynosure, Inc (Class A)	20,849
18,939		Danaher Corp	1,566,445
993		Datascope Corp	33,573
12,021		Dentsply International, Inc	500,554
1,435	e*	Dionex Corp	114,025
2,224	e*	DJ Orthopedics, Inc	109,198
3,541		DRS Technologies, Inc	195,180
890	*	Eagle Test Systems, Inc	11,410
22,118	e	Eastman Kodak Co	591,878
1,328	e	EDO Corp	74,381
60,837		Emerson Electric Co	3,237,745
1,677	*	ESCO Technologies, Inc	55,743
2,236	*	Esterline Technologies Corp	127,564
1,127	e*	ev3, Inc	18,505
900	*	Excel Technology, Inc	22,455
1,082	*	FARO Technologies, Inc	47,770
2,562	e*	FEI Co	80,524
4,773	*	Flir Systems, Inc	264,376
3,441	e*	Formfactor, Inc	152,677
3,552	*	Fossil, Inc	132,703
1,142	e*	Foxhollow Technologies, Inc	30,149
2,669	*	Haemonetics Corp	131,902
3,913	*	Hologic, Inc	238,693
803	e*	ICU Medical, Inc	31,116
1,409	e*	I-Flow Corp	26,193
1,718	*	II-VI, Inc	59,323
4,350	e*	Illumina, Inc	225,678
1,167	e*	Integra LifeSciences Holdings Corp	56,693
2,761	*	Intuitive Surgical, Inc	635,030
1,833	e	Invacare Corp	42,856
2,816	e*	Ionatron, Inc	9,659
2,184	e*	Itron, Inc	203,265
2,349	*	Ixia	20,483
220,969		Johnson & Johnson	14,517,728
730	e*	Kensey Nash Corp	19,060
14,622		Kla-Tencor Corp	815,615
3,565	*	Kyphon, Inc	249,550
4,294	*	L-1 Identity Solutions, Inc	80,942
4,707	e*	LTX Corp	16,804
708	e*	Measurement Specialties, Inc	19,753
911	*	Medical Action Industries, Inc	21,554

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
87,658		Medtronic, Inc	$4,944,788
3,404	e	Mentor Corp	156,754
1,974	e*	Merit Medical Systems, Inc	25,623
2,916	*	Mettler-Toledo International, Inc	297,432
1,111	*	Micrus Endovascular Corp	20,298
4,373	*	Millipore Corp	331,473
2,677	e	Mine Safety Appliances Co	126,113
3,655	*	MKS Instruments, Inc	69,518
1,160	e	Movado Group, Inc	37,027
1,493		MTS Systems Corp	62,109
4,144		National Instruments Corp	142,264
1,239	*	Natus Medical, Inc	19,750
3,159	e*	Newport Corp	48,112
1,400	e*	Northstar Neuroscience, Inc	15,624
2,232	*	NuVasive, Inc	80,196
1,473	e*	NxStage Medical, Inc	21,344
2,399		Oakley, Inc	69,643
1,201	e*	Orthofix International NV	58,813
258	e*	OYO Geospace Corp	23,919
1,095	e*	Palomar Medical Technologies, Inc	31,197
9,062		PerkinElmer, Inc	264,730
17,512		Pitney Bowes, Inc	795,395
1,814		PolyMedica Corp	95,271
6,206	e*	Resmed, Inc	266,051
5,652	*	Respironics, Inc	271,466
12,602		Rockwell Collins, Inc	920,450
1,387	*	Rofin-Sinar Technologies, Inc	97,381
6,901		Roper Industries, Inc	452,016
1,888	e*	Rudolph Technologies, Inc	26,111
4,174	e*	Sirf Technology Holdings, Inc	89,115
1,128	e*	Sirona Dental Systems, Inc	40,236
1,949	e*	Sonic Innovations, Inc	17,872
1,326	e*	Sonic Solutions, Inc	13,883
1,231	e*	SonoSite, Inc	37,570
2,046	e*	Spectranetics Corp	27,580
26,281	*	St. Jude Medical, Inc	1,158,204
5,379		STERIS Corp	147,008
23,367		Stryker Corp	1,606,715
2,328	e*	Symmetry Medical, Inc	38,878
3,374	*	Techne Corp	212,832
6,529		Tektronix, Inc	181,114
2,554	*	Teledyne Technologies, Inc	136,358
13,384	*	Teradyne, Inc	184,699
32,376	*	Thermo Electron Corp	1,868,743
3,898	e*	Thoratec Corp	80,650
9,094	*	Trimble Navigation Ltd	356,576
569	e	United Industrial Corp	42,823
2,586	*	Varian, Inc	164,495
1,843	e*	Veeco Instruments, Inc	35,717
2,151	*	Ventana Medical Systems, Inc	184,792
1,742	e*	Vital Images, Inc	34,004
832		Vital Signs, Inc	43,380
4,143	e*	Vivus, Inc	20,549
1,746	*	Volcano Corp	28,704

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,952	*	Waters Corp	$532,148
2,172	*	Wright Medical Group, Inc	58,253
70,354	*	Xerox Corp	1,219,938
1,511	*	X-Rite, Inc	21,819
18,265	*	Zimmer Holdings, Inc	1,479,282
1,434	*	Zoll Medical Corp	37,169
1,229	*	Zygo Corp	16,014
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	58,230,541

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
22,975		AON Corp	1,029,510
8,720	e	Brown & Brown, Inc	229,336
1,201	e*	Crawford & Co (Class B)	7,638
7,414	e	Gallagher (Arthur J.) & Co	214,784
24,281		Hartford Financial Services Group, Inc	2,247,207
2,857		Hilb Rogal & Hobbs Co	123,794
598	e	James River Group, Inc	19,375
41,672		Marsh & McLennan Cos, Inc	1,062,636
2,733	e	National Financial Partners Corp	144,794
1,801	*	United America Indemnity Ltd (Class A)	38,740
721	e	White Mountains Insurance Group Ltd	374,740
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,492,554

INSURANCE CARRIERS - 4.65%
4,550	*	ACA Capital Holdings, Inc	27,710
25,386		ACE Ltd	1,537,630
39,208		Aetna, Inc	2,127,818
37,501		Aflac, Inc	2,139,057
2,413		Alfa Corp	43,868
441	e*	Alleghany Corp	179,046
5,215		Allied World Assurance Holdings Ltd	270,711
46,415		Allstate Corp	2,654,474
8,033	e	Ambac Financial Group, Inc	505,356
3,771	e	American Equity Investment Life Holding Co	40,161
5,978		American Financial Group, Inc	170,493
170,933		American International Group, Inc	11,563,684
1,393		American National Insurance Co	183,249
1,012		American Physicians Capital, Inc	39,428
3,835	*	AMERIGROUP Corp	132,231
1,343	*	Amerisafe, Inc	22,213
1,831		Amtrust Financial Services, Inc	27,776
4,136	*	Arch Capital Group Ltd	307,760
2,387	*	Argo Group International Holdings Ltd	103,858
6,388		Aspen Insurance Holdings Ltd	178,289
9,572		Assurant, Inc	512,102
4,931		Assured Guaranty Ltd	133,975
12,255		Axis Capital Holdings Ltd	476,842
711	e	Baldwin & Lyons, Inc (Class B)	19,417
3,736	*	Centene Corp	80,361
30,976		Chubb Corp	1,661,553
12,994		Cincinnati Financial Corp	562,770
2,569	e*	Citizens, Inc	19,653
1,739		CNA Financial Corp	68,377
1,063	*	CNA Surety Corp	18,741

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,890	e	Commerce Group, Inc	$114,638
13,444	*	Conseco, Inc	215,104
539	*	Darwin Professional Underwriters, Inc	11,642
3,312		Delphi Financial Group, Inc (Class A)	133,871
419	e	Donegal Group, Inc (Class A)	6,779
178		EMC Insurance Group, Inc	4,626
4,260	e	Employers Holdings, Inc	87,799
5,267		Endurance Specialty Holdings Ltd	218,844
506	e*	Enstar Group Ltd	64,136
3,673	e	Erie Indemnity Co (Class A)	224,530
4,891		Everest Re Group Ltd	539,184
1,117		FBL Financial Group, Inc (Class A)	44,110
15,770		Fidelity National Title Group, Inc (Class A)	275,660
1,688	e*	First Acceptance Corp	8,524
7,218		First American Corp	264,323
906	*	First Mercury Financial Corp	19,488
1,033	e	Flagstone Reinsurance Holdings Ltd	13,729
665	*	Fpic Insurance Group, Inc	28,628
32,705		Genworth Financial, Inc (Class A)	1,005,025
642	*	Greenlight Capital Re Ltd (Class A)	13,020
3,730		Hanover Insurance Group, Inc	164,829
1,021		Harleysville Group, Inc	32,652
9,561		HCC Insurance Holdings, Inc	273,827
8,153	*	Health Net, Inc	440,670
2,904	e*	HealthExtras, Inc	80,818
3,465	*	Healthspring, Inc	67,568
2,772		Horace Mann Educators Corp	54,636
12,904	*	Humana, Inc	901,732
477		Independence Holding Co	9,721
1,955		Infinity Property & Casualty Corp	78,630
4,642		IPC Holdings Ltd	133,922
246		Kansas City Life Insurance Co	10,844
1,241	e	LandAmerica Financial Group, Inc	48,374
12,740		Leucadia National Corp	614,323
20,370		Lincoln National Corp	1,343,809
33,500		Loews Corp	1,619,725
804	*	Markel Corp	389,136
4,401		Max Re Capital Ltd	123,404
10,168	e	MBIA, Inc	620,756
1,740	*	Meadowbrook Insurance Group, Inc	15,677
2,119		Mercury General Corp	114,278
36,101		Metlife, Inc	2,517,323
5,996		MGIC Investment Corp	193,731
655	e	Midland Co	35,999
1,647	e*	Molina Healthcare, Inc	59,737
8,145		Montpelier Re Holdings Ltd	144,167
1,070	e	National Interstate Corp	32,945
147		National Western Life Insurance Co (Class A)	37,626
3,844	e	Nationwide Financial Services, Inc (Class A)	206,884
840	*	Navigators Group, Inc	45,570
393		NYMAGIC, Inc	10,929
1,911	e	Odyssey Re Holdings Corp	70,917
18,927		Old Republic International Corp	354,692
2,079		OneBeacon Insurance Group Ltd	44,802

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,562	e	PartnerRe Ltd	$360,352
4,191	*	Philadelphia Consolidated Holding Co	173,256
8,285		Phoenix Cos, Inc	116,901
4,348		Platinum Underwriters Holdings Ltd	156,354
2,758	e*	PMA Capital Corp (Class A)	26,201
6,414		PMI Group, Inc	209,738
1,376	e	Presidential Life Corp	23,337
3,319	e*	Primus Guaranty Ltd	34,916
20,800		Principal Financial Group	1,312,272
2,295	e*	ProAssurance Corp	123,632
55,262		Progressive Corp	1,072,635
5,164		Protective Life Corp	219,160
35,408		Prudential Financial, Inc	3,455,113
5,978		Radian Group, Inc	139,168
1,314	*	RAM Holdings Ltd	12,220
2,042	e	Reinsurance Group Of America, Inc	115,761
5,779		RenaissanceRe Holdings Ltd	378,004
1,621	e	RLI Corp	91,943
8,227		Safeco Corp	503,657
876		Safety Insurance Group, Inc	31,483
4,855	*	Scottish Re Group Ltd	15,487
1,144	*	SeaBright Insurance Holdings, Inc	19,528
1,745	e	Security Capital Assurance Ltd	39,856
4,248	e	Selective Insurance Group, Inc	90,397
4,232		Stancorp Financial Group, Inc	209,526
2,075	e	State Auto Financial Corp	60,694
1,175		Stewart Information Services Corp	40,267
7,429		Torchmark Corp	462,975
1,072		Tower Group, Inc	28,065
2,017		Transatlantic Holdings, Inc	141,856
50,737		Travelers Cos, Inc/The	2,554,101
737	e*	Triad Guaranty, Inc	13,981
1,260		United Fire & Casualty Co	49,253
102,257		UnitedHealth Group, Inc	4,952,307
3,532		Unitrin, Inc	175,152
2,245	e*	Universal American Financial Corp	51,208
27,599		UnumProvident Corp	675,348
12,543		W.R. Berkley Corp	371,649
3,146	*	WellCare Health Plans, Inc	331,683
117		Wesco Financial Corp	46,566
13,977		XL Capital Ltd (Class A)	1,106,978
3,038		Zenith National Insurance Corp	136,376
		TOTAL INSURANCE CARRIERS	60,126,272

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
8,912	*	Corrections Corp of America	233,227
3,930	e*	Geo Group, Inc	116,367
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	349,594

LEATHER AND LEATHER PRODUCTS - 0.17%
27,833	*	Coach, Inc	1,315,666
4,864	e*	Collective Brands, Inc	107,300
6,309	*	CROCS, Inc	424,280
1,742	e*	Genesco, Inc	80,358

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,936	*	Iconix Brand Group, Inc	$93,637
1,492		Steven Madden Ltd	28,273
3,526	*	Timberland Co (Class A)	66,853
334	e	Weyco Group, Inc	10,491
4,349		Wolverine World Wide, Inc	119,163
		TOTAL LEATHER AND LEATHER PRODUCTS	2,246,021

LEGAL SERVICES - 0.02%
3,361	*	FTI Consulting, Inc	169,092
651	*	Pre-Paid Legal Services, Inc	36,104
		TOTAL LEGAL SERVICES	205,196

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
670	*	Emergency Medical Services Corp (Class A)	20,268
6,056		Laidlaw International, Inc	213,292
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	233,560

LUMBER AND WOOD PRODUCTS - 0.02%
640	e	American Woodmark Corp	15,866
6,272	e*	Champion Enterprises, Inc	68,867
793	e	Deltic Timber Corp	45,138
6,940	e	Louisiana-Pacific Corp	117,772
508	e	Skyline Corp	15,281
1,139	e	Universal Forest Products, Inc	34,056
		TOTAL LUMBER AND WOOD PRODUCTS	296,980

METAL MINING - 0.47%
4,258	e*	Apex Silver Mines Ltd	82,818
2,989	e	Cleveland-Cliffs, Inc	262,942
21,244	e*	Coeur d'Alene Mines Corp	80,515
3,072		Foundation Coal Holdings, Inc	120,422
29,074		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,049,572
10,241	e*	Hecla Mining Co	91,657
32,810		Newmont Mining Corp	1,467,591
3,490	*	Rosetta Resources, Inc	64,007
2,555	e	Royal Gold, Inc	83,676
5,502	e	Southern Copper Corp	681,313
3,801	*	Stillwater Mining Co	39,112
3,518	*	Uranium Resources, Inc	33,034
3,428	*	US Gold Corp	21,494
		TOTAL METAL MINING	6,078,153

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
1,767	*	Armstrong World Industries, Inc	71,723
1,955		Blyth, Inc	39,980
4,917		Callaway Golf Co	78,721
3,000	e	Daktronics, Inc	81,660
11,981		Fortune Brands, Inc	976,332
11,587		Hasbro, Inc	323,046
2,532	e*	Jakks Pacific, Inc	67,630
396	e	Marine Products Corp	3,358
29,869		Mattel, Inc	700,727
1,989	e	Nautilus, Inc	15,852
1,490	*	RC2 Corp	41,258

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
634	e*	Russ Berrie & Co, Inc	$10,651
3,210	e*	Shuffle Master, Inc	47,990
569	e	Steinway Musical Instruments, Inc	16,854
38,133		Tyco International Ltd	1,690,817
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,166,599

MISCELLANEOUS RETAIL - 1.37%
2,238	e*	1-800-FLOWERS.COM, Inc (Class A)	25,938
973	e*	AC Moore Arts & Crafts, Inc	15,334
23,319	*	Amazon.com, Inc	2,172,165
3,469		Barnes & Noble, Inc	122,317
30,585		Best Buy Co, Inc	1,407,522
1,344	e	Big 5 Sporting Goods Corp	25,133
1,266	e*	Blue Nile, Inc	119,156
963	e	Books-A-Million, Inc	12,740
4,275	e	Borders Group, Inc	56,986
918	e*	Build-A-Bear Workshop, Inc	16,304
2,005		Cash America International, Inc	75,388
3,455	e*	CKX, Inc	42,531
4,691	e*	Coldwater Creek, Inc	50,944
112,565		CVS Corp	4,460,951
3,220	e*	Dick's Sporting Goods, Inc	216,223
7,089	*	Dollar Tree Stores, Inc	287,388
2,427	e*	Ezcorp, Inc (Class A)	32,643
2,096	*	GSI Commerce, Inc	55,754
2,889	e*	Hibbett Sports, Inc	71,647
2,385		Longs Drug Stores Corp	118,463
3,771		MSC Industrial Direct Co (Class A)	190,775
2,490	e*	Nutri/System, Inc	116,756
21,258	*	Office Depot, Inc	438,340
5,442		OfficeMax, Inc	186,497
2,357	e*	Overstock.com, Inc	67,882
9,871		Petsmart, Inc	314,885
2,748	*	Priceline.com, Inc	243,885
963		Pricesmart, Inc	22,727
55,089	e*	Rite Aid Corp	254,511
6,099	e*	Sears Holdings Corp	775,793
1,063	*	Shutterfly, Inc	33,920
1,216	e*	Stamps.com, Inc	14,556
55,396		Staples, Inc	1,190,460
1,129	e	Systemax, Inc	23,077
10,661		Tiffany & Co	558,103
1,657	e*	Valuevision International, Inc (Class A)	12,278
76,156		Walgreen Co	3,597,609
2,077	e	World Fuel Services Corp	84,762
3,965	e*	Zale Corp	91,750
1,933	e*	Zumiez, Inc	85,767
		TOTAL MISCELLANEOUS RETAIL	17,689,860

MOTION PICTURES - 1.08%
3,122	e*	Avid Technology, Inc	84,544
15,402	e*	Blockbuster, Inc (Class A)	82,709
633	e	Carmike Cinemas, Inc	11,628
49,566		CBS Corp (Class B)	1,561,329

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,032	e	Cinemark Holdings Inc	$37,714
20,487	*	Discovery Holding Co (Class A)	591,050
4,801	*	DreamWorks Animation SKG, Inc (Class A)	160,449
1,062	e*	Gaiam, Inc (Class A)	25,520
3,874	e*	Macrovision Corp	95,417
3,000	e	National CineMedia, Inc	67,200
174,067		News Corp (Class A)	3,827,733
6,662	e	Regal Entertainment Group (Class A)	146,231
11,027	*	Time Warner Telecom, Inc (Class A)	242,263
287,140		Time Warner, Inc	5,271,890
46,850	*	Viacom, Inc (Class B)	1,825,745
		TOTAL MOTION PICTURES	14,031,422

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.01%
4,031	e*	Premier Exhibitions, Inc	60,787
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	60,787

NONDEPOSITORY INSTITUTIONS - 1.66%
1,451	e*	Accredited Home Lenders Holding Co	16,933
4,721		Advance America Cash Advance Centers, Inc	50,373
2,678		Advanta Corp (Class B)	73,431
14,053	e	American Capital Strategies Ltd	600,485
78,931		American Express Co	4,686,133
8,492	e*	AmeriCredit Corp	149,289
4,377	e	Ares Capital Corp	71,214
768	e	Asta Funding, Inc	29,430
10,699		Broadridge Financial Solutions, Inc	202,746
30,000		Capital One Financial Corp	1,992,900
9,368		CapitalSource, Inc	189,608
3,539	e	Centerline Holding Co	54,324
14,923		CIT Group, Inc	599,905
1,560	e*	CompuCredit Corp	33,868
44,893		Countrywide Financial Corp	853,416
639	e*	Credit Acceptance Corp	14,761
6,044	e	Delta Financial Corp	29,676
35,866		Discover Financial Services	746,013
1,148	e*	Encore Capital Group, Inc	13,546
1,662	e*	Energy Infrastructure Acquisition Corp	16,337
74,271		Fannie Mae	4,516,420
556	e	Federal Agricultural Mortgage Corp (Class C)	16,324
1,638	e	Financial Federal Corp	45,880
1,940	*	First Cash Financial Services, Inc	45,435
4,281	e	First Marblehead Corp	162,378
50,478		Freddie Mac	2,978,707
3,730	e*	Freedom Acquisition Holding, Inc	41,963
1,694	e	Hercules Technology Growth Capital, Inc	22,479
2,303	e*	Information Services Group, Inc	17,618
5,000	e*	INVESTools, Inc	60,450
1,200		Kohlberg Capital Corp	18,072
2,739	e*	Marathon Acquisition Corp	21,611
3,841	e	MCG Capital Corp	55,272
800	*	Mercadolibre, Inc	29,304
1,264	e	Nelnet, Inc (Class A)	23,055
965	e*	NewStar Financial, Inc	10,847

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,077	e	NGP Capital Resources Co	$17,480
1,850	e*	NTR Acquisition Co	17,538
2,663	e*	Ocwen Financial Corp	25,112
1,325	e	Patriot Capital Funding, Inc	17,715
3,898	*	PHH Corp	102,439
31,739	*	SLM Corp	1,576,476
293		Student Loan Corp	52,834
1,553	e	Technology Investment Capital Corp	20,764
18,704		Textron, Inc	1,163,576
1,438	e*	World Acceptance Corp	47,569
		TOTAL NONDEPOSITORY INSTITUTIONS	21,531,706

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
2,631	e	AMCOL International Corp	87,060
2,169	e	Compass Minerals International, Inc	73,833
3,638		Florida Rock Industries, Inc	227,339
8,275	e*	Idaho General Mines, Inc	54,946
6,970		Vulcan Materials Co	621,376
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,064,554

OIL AND GAS EXTRACTION - 3.33%
35,601		Anadarko Petroleum Corp	1,913,554
169	e	APCO Argentina, Inc	17,816
982	e*	Arena Resources, Inc	64,321
1,983		Atlas America, Inc	102,382
1,404	e*	ATP Oil & Gas Corp	66,030
2,134	*	Atwood Oceanics, Inc	163,379
24,502		Baker Hughes, Inc	2,214,246
2,980	e*	Basic Energy Services, Inc	62,640
2,821	e	Berry Petroleum Co (Class A)	111,683
1,923	e*	Bill Barrett Corp	75,785
22,874		BJ Services Co	607,305
908	*	Bois d'Arc Energy, Inc	17,406
2,504	e*	Brigham Exploration Co	14,849
1,640	e*	Bronco Drilling Co, Inc	24,272
2,440	e*	Cal Dive International, Inc	36,600
1,203	e*	Callon Petroleum Co	16,746
8,393	*	Cameron International Corp	774,590
1,637	e*	Carrizo Oil & Gas, Inc	73,436
3,680	e*	Cheniere Energy, Inc	144,146
34,602	e	Chesapeake Energy Corp	1,220,067
6,300		Cimarex Energy Co	234,675
312	e*	Clayton Williams Energy, Inc	10,296
1,874	e*	CNX Gas Corp	53,915
2,861	*	Complete Production Services, Inc	58,593
3,003	*	Comstock Resources, Inc	92,613
964	*	Contango Oil & Gas Co	34,897
1,989	*	Continental Resources, Inc	36,080
616	e*	Dawson Geophysical Co	47,746
5,147	e*	Delta Petroleum Corp	92,389
9,100	*	Denbury Resources, Inc	406,679
5,113		Diamond Offshore Drilling, Inc	579,252
3,861	e*	Edge Petroleum Corp	49,575
3,566	*	Encore Acquisition Co	112,864

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,414	*	Energy Partners Ltd	$35,438
11,569		ENSCO International, Inc	649,021
9,172		Equitable Resources, Inc	475,752
4,313	*	EXCO Resources, Inc	71,337
4,490	*	Exterran Holdings, Inc	360,727
5,991	e*	Forest Oil Corp	257,853
2,564	e*	FX Energy, Inc	19,102
5,057	e*	GeoGlobal Resources, Inc	18,205
504	*	Geokinetics, Inc	11,768
6,541	*	Global Industries Ltd	168,496
17,589		GlobalSantaFe Corp	1,337,116
1,138	e*	GMX Resources, Inc	36,609
1,299	e*	Goodrich Petroleum Corp	41,178
13,526	*	Grey Wolf, Inc	88,595
1,426	*	Gulfport Energy Corp	33,739
69,683		Halliburton Co	2,675,827
3,621	e*	Harvest Natural Resources, Inc	43,235
6,635	e*	Helix Energy Solutions Group, Inc	281,722
7,514	e	Helmerich & Payne, Inc	246,685
6,388	*	Hercules Offshore, Inc	166,791
2,382	*	Horizon Offshore, Inc	39,303
5,601	*	Mariner Energy, Inc	115,997
3,931	e*	McMoRan Exploration Co	52,872
9,213	*	Meridian Resource Corp	22,848
22,288	*	Nabors Industries Ltd	685,802
13,599	*	National Oilwell Varco, Inc	1,965,056
4,959	*	Newpark Resources, Inc	26,580
20,020		Noble Corp	981,981
3,977	*	Oceaneering International, Inc	301,457
14,732	e*	Oilsands Quest, Inc	65,263
2,451	e*	Parallel Petroleum Corp	41,642
8,740	e*	Parker Drilling Co	70,969
11,849		Patterson-UTI Energy, Inc	267,432
2,734		Penn Virginia Corp	120,241
416	m,v*	PetroCorp	0
12,310	*	PetroHawk Energy Corp	202,130
1,132	e*	Petroleum Development Corp	50,204
3,247	e*	Petroquest Energy, Inc	34,840
4,643	e*	Pioneer Drilling Co	56,552
9,107		Pioneer Natural Resources Co	409,633
5,383	*	Plains Exploration & Production Co	238,036
4,170		Pogo Producing Co	221,469
12,559	*	Pride International, Inc	459,031
3,651	*	Quicksilver Resources, Inc	171,780
10,984		Range Resources Corp	446,609
8,532		Rowan Cos, Inc	312,101
2,562	e	RPC, Inc	36,406
90,044		Schlumberger Ltd	9,454,620
2,107	*	SEACOR Holdings, Inc	200,376
15,094		Smith International, Inc	1,077,712
13,058	*	Southwestern Energy Co	546,477
4,851		St. Mary Land & Exploration Co	173,035
1,776	*	Stone Energy Corp	71,097

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,598	e*	Sulphco, Inc	$22,862
5,918	*	Superior Energy Services	209,734
731	*	Superior Offshore International, Inc	8,224
728	*	Superior Well Services, Inc	16,547
2,664	e*	Swift Energy Co	109,011
6,751	e*	Tetra Technologies, Inc	142,716
4,184	e	Tidewater, Inc	262,923
1,946	e*	Toreador Resources Corp	23,021
22,005	*	Transocean, Inc	2,487,665
789	e*	Trico Marine Services, Inc	23,512
3,774	e*	TXCO Resources, Inc	33,815
1,041	e*	Union Drilling, Inc	15,178
3,946	*	Unit Corp	190,986
3,845	e*	Vaalco Energy, Inc	17,572
908	*	Venoco, Inc	15,572
1,968	e	W&T Offshore, Inc	47,980
5,521	e*	Warren Resources, Inc	69,233
25,827	*	Weatherford International Ltd	1,735,058
2,390	*	W-H Energy Services, Inc	176,263
3,284	*	Whiting Petroleum Corp	145,974
1,895	*	Willbros Group, Inc	64,430
28,286		XTO Energy, Inc	1,749,206
		TOTAL OIL AND GAS EXTRACTION	43,037,056

PAPER AND ALLIED PRODUCTS - 0.48%
8,629		Bemis Co	251,190
3,630	e	Bowater, Inc	54,160
2,336	*	Buckeye Technologies, Inc	35,367
3,976	*	Cenveo, Inc	86,001
1,323	e*	Chesapeake Corp	11,193
36,839	*	Domtar Corporation	302,080
3,112		Glatfelter	46,182
5,429	e*	Graphic Packaging Corp	24,539
2,411		Greif, Inc (Class A)	146,300
32,840		International Paper Co	1,178,006
32,723		Kimberly-Clark Corp	2,299,118
13,458		MeadWestvaco Corp	397,415
5,591	e*	Mercer International, Inc	52,835
1,091	e	Neenah Paper, Inc	36,101
7,368		Packaging Corp of America	214,188
3,785	*	Playtex Products, Inc	69,190
3,548		Rock-Tenn Co (Class A)	102,537
1,100		Schweitzer-Mauduit International, Inc	25,630
18,559	*	Smurfit-Stone Container Corp	216,769
7,272		Sonoco Products Co	219,469
7,697		Temple-Inland, Inc	405,093
3,238		Wausau Paper Corp	36,104
		TOTAL PAPER AND ALLIED PRODUCTS	6,209,467

PERSONAL SERVICES - 0.15%
10,956		Cintas Corp	406,468
2,141		Coinmach Service Corp (Class A)	25,671
1,726	*	Coinstar, Inc	55,525
376	e	CPI Corp	14,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,089		G & K Services, Inc (Class A)	$83,978
24,992		H&R Block, Inc	529,331
2,460	e	Jackson Hewitt Tax Service, Inc	68,782
3,440		Regis Corp	109,770
5,487	e*	Sally Beauty Holdings, Inc	46,365
21,386		Service Corp International	275,879
1,231	e*	Steiner Leisure Ltd	53,425
1,120		Unifirst Corp	41,955
3,142	e	Weight Watchers International, Inc	180,854
		TOTAL PERSONAL SERVICES	1,892,487

PETROLEUM AND COAL PRODUCTS - 6.85%
1,047	e	Alon USA Energy, Inc	35,368
25,356		Apache Corp	2,283,561
4,084		Ashland, Inc	245,898
7,178		Cabot Oil & Gas Corp	252,378
164,119		Chevron Corp	15,358,256
124,825		ConocoPhillips	10,955,890
440		Delek US Holdings, Inc	11,035
34,000		Devon Energy Corp	2,828,800
18,879		EOG Resources, Inc	1,365,518
430,034		Exxon Mobil Corp	39,803,947
8,001		Frontier Oil Corp	333,162
3,218	e*	Headwaters, Inc	47,884
21,441		Hess Corp	1,426,470
3,201		Holly Corp	191,516
52,316		Marathon Oil Corp	2,983,058
14,185		Murphy Oil Corp	991,390
9,557	*	Newfield Exploration Co	460,265
12,925		Noble Energy, Inc	905,267
11,500	e*	Nova Biosource Fuels, Inc	32,315
63,581		Occidental Petroleum Corp	4,074,271
9,360		Sunoco, Inc	662,501
10,753		Tesoro Corp	494,853
41,860		Valero Energy Corp	2,812,155
1,308		WD-40 Co	44,655
1,978	e	Western Refining, Inc	80,267
		TOTAL PETROLEUM AND COAL PRODUCTS	88,680,680

PIPELINES, EXCEPT NATURAL GAS - 0.09%
47,409		Spectra Energy Corp	1,160,573
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,160,573

PRIMARY METAL INDUSTRIES - 1.06%
9,338	*	AK Steel Holding Corp	410,405
66,425		Alcoa, Inc	2,598,546
7,826		Allegheny Technologies, Inc	860,469
3,056	e	Belden CDT, Inc	143,357
1,752	e*	Brush Engineered Materials, Inc	90,911
1,904	e	Carpenter Technology Corp	247,539
2,429	e*	Century Aluminum Co	127,887
625	e*	Claymont Steel, Inc	12,656
637	e*	Coleman Cable, Inc	8,816
4,510	*	CommScope, Inc	226,582

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
119,978		Corning, Inc	$2,957,458
1,929	e	Encore Wire Corp	48,476
3,795	e*	General Cable Corp	254,720
1,509	e	Gibraltar Industries, Inc	27,917
854	e*	Haynes International, Inc	72,906
4,335		Hubbell, Inc (Class B)	247,615
689	*	LB Foster Co (Class A)	29,944
2,004		Matthews International Corp (Class A)	87,775
2,587		Mueller Industries, Inc	93,494
639	e*	Northwest Pipe Co	24,167
22,661		Nucor Corp	1,347,650
553	e	Olympic Steel, Inc	15,019
10,322		Precision Castparts Corp	1,527,450
2,691		Quanex Corp	126,423
1,766	*	RTI International Metals, Inc	139,973
1,899	e	Schnitzer Steel Industries, Inc (Class A)	139,178
6,898		Steel Dynamics, Inc	322,137
1,275	e*	Superior Essex, Inc	47,532
2,048		Texas Industries, Inc	160,768
4,971	e*	Titanium Metals Corp	166,827
1,985	e	Tredegar Corp	34,241
8,926		United States Steel Corp	945,620
475	e*	Universal Stainless & Alloy	18,900
2,201	*	Wheeling-Pittsburgh Corp	42,479
4,916		Worthington Industries, Inc	115,821
		TOTAL PRIMARY METAL INDUSTRIES	13,721,658

PRINTING AND PUBLISHING - 0.50%
3,945	e*	ACCO Brands Corp	88,526
3,989		American Greetings Corp (Class A)	105,310
6,671		Belo (A.H.) Corp (Class A)	115,809
2,149	e	Bowne & Co, Inc	35,802
763	*	Consolidated Graphics, Inc	47,909
738		Courier Corp	25,985
509	e	CSS Industries, Inc	18,309
4,341		Dow Jones & Co, Inc	259,158
4,632		Dun & Bradstreet Corp	456,762
1,468	e	Ennis, Inc	32,355
7,522	e	EW Scripps Co (Class A)	315,924
18,597		Gannett Co, Inc	812,689
1,340	e	GateHouse Media, Inc	17,085
4,449		Harte-Hanks, Inc	87,556
4,153		John Wiley & Sons, Inc (Class A)	186,594
2,531		Journal Communications, Inc (Class A)	23,994
3,120	e	Lee Enterprises, Inc	48,578
1,457	e*	Martha Stewart Living Omnimedia, Inc (Class A)	16,974
3,476	e	McClatchy Co (Class A)	69,451
26,555		McGraw-Hill Cos, Inc	1,351,915
1,397		Media General, Inc (Class A)	38,431
4,055		Meredith Corp	232,352
612	e	Multi-Color Corp	13,966
9,887	e	New York Times Co (Class A)	195,367
1,525	*	Playboy Enterprises, Inc (Class B)	16,379
3,226	e	Primedia, Inc	45,293

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,474	*	R.H. Donnelley Corp	$306,654
16,772		R.R. Donnelley & Sons Co	613,184
864	e	Schawk, Inc	19,500
2,978	*	Scholastic Corp	103,813
1,098	e	Standard Register Co	13,956
5,095	e*	Sun-Times Media Group, Inc (Class A)	11,566
6,063	*	Tribune Co	165,641
3,433	e*	Valassis Communications, Inc	30,622
3,125	*	VistaPrint Ltd	116,781
467		Washington Post Co (Class B)	374,908
		TOTAL PRINTING AND PUBLISHING	6,415,098

RAILROAD TRANSPORTATION - 0.60%
27,280		Burlington Northern Santa Fe Corp	2,214,318
32,855		CSX Corp	1,403,894
2,561	e*	Genesee & Wyoming, Inc (Class A)	73,859
5,583	e*	Kansas City Southern Industries, Inc	179,605
29,574		Norfolk Southern Corp	1,535,187
20,630		Union Pacific Corp	2,332,428
		TOTAL RAILROAD TRANSPORTATION	7,739,291

REAL ESTATE - 0.10%
14,234	*	CB Richard Ellis Group, Inc (Class A)	396,275
406	e	Consolidated-Tomoka Land Co	27,287
5,434	e	Forest City Enterprises, Inc (Class A)	299,740
1,167	*	Grubb & Ellis Co	10,853
2,783		Jones Lang LaSalle, Inc	285,981
1,976	e*	LoopNet, Inc	40,587
5,414	e	St. Joe Co	181,965
6,488	e	Stewart Enterprises, Inc (Class A)	49,439
1,745	e	Thomas Properties Group, Inc	20,940
		TOTAL REAL ESTATE	1,313,067

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.29%
485	*	AEP Industries, Inc	20,535
4,612		Cooper Tire & Rubber Co	112,533
928	e*	Deckers Outdoor Corp	101,894
16,727	*	Goodyear Tire & Rubber Co	508,668
1,047	e*	Metabolix, Inc	25,400
21,429		Newell Rubbermaid, Inc	617,584
26,756		Nike, Inc (Class B)	1,569,507
2,302		Schulman (A.), Inc	45,418
11,796		Sealed Air Corp	301,506
1,498	*	Skechers U.S.A., Inc (Class A)	33,106
2,697		Spartech Corp	46,011
2,058		Titan International, Inc	65,691
679	e*	Trex Co, Inc	7,550
4,822		Tupperware Corp	151,845
2,169	e	West Pharmaceutical Services, Inc	90,361
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,697,609

SECURITY AND COMMODITY BROKERS - 3.01%
5,948		A.G. Edwards, Inc	498,145
18,323		Ameriprise Financial, Inc	1,156,365

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,962	e	Bear Stearns Cos, Inc	$1,100,623
4,841	e	BlackRock, Inc	839,478
1,550		Calamos Asset Management, Inc (Class A)	43,757
77,944		Charles Schwab Corp	1,683,612
4,183		CME Group, Inc	2,456,885
1,263	e	Cohen & Steers, Inc	46,769
1,181	e*	Cowen Group, Inc	16,321
33,916	e*	E*Trade Financial Corp	442,943
8,382		Eaton Vance Corp	334,945
628		Evercore Partners, Inc (Class A)	16,510
627	e*	FCStone Group, Inc	20,233
6,729		Federated Investors, Inc (Class B)	267,141
12,776		Franklin Resources, Inc	1,628,940
465	e	GAMCO Investors, Inc (Class A)	25,482
1,167	e*	GFI Group, Inc	100,502
31,145		Goldman Sachs Group, Inc	6,750,367
1,185	e	Greenhill & Co, Inc	72,344
2,928	e*	Interactive Brokers Group, Inc (Class A)	76,889
5,490	*	IntercontinentalExchange, Inc	833,931
2,825	e	International Securities Exchange, Inc	187,778
3,218	e*	Investment Technology Group, Inc	138,310
13,643		Janus Capital Group, Inc	385,824
8,994		Jefferies Group, Inc	250,303
2,123	e*	KBW, Inc	61,100
7,726	*	Knight Capital Group, Inc (Class A)	92,403
3,959	e*	LaBranche & Co, Inc	18,528
7,157	e*	Ladenburg Thalmann Financial Services, Inc	14,028
3,751	e	Lazard Ltd (Class A)	159,042
10,392		Legg Mason, Inc	875,942
40,677		Lehman Brothers Holdings, Inc	2,510,991
2,236	e*	MarketAxess Holdings, Inc	33,540
67,884		Merrill Lynch & Co, Inc	4,838,772
5,600	*	MF Global Ltd	162,400
80,463		Morgan Stanley	5,069,169
955	e*	Morningstar, Inc	58,637
8,182	*	Nasdaq Stock Market, Inc	308,298
6,005		Nuveen Investments, Inc (Class A)	371,950
6,947	e	Nymex Holdings, Inc	904,361
20,385		NYSE Euronext	1,613,880
3,186	e	optionsXpress Holdings, Inc	83,282
940	e*	Penson Worldwide, Inc	17,371
1,448	e*	Piper Jaffray Cos	77,613
6,853		Raymond James Financial, Inc	225,121
730	e	Sanders Morris Harris Group, Inc	7,410
9,408		SEI Investments Co	256,650
1,084	*	Stifel Financial Corp	62,699
1,369	e	SWS Group, Inc	24,218
20,214		T Rowe Price Group, Inc	1,125,718
18,272	*	TD Ameritrade Holding Corp	332,916
1,572	e*	Thomas Weisel Partners Group, Inc	22,810
834	e	US Global Investors, Inc (Class A)	15,863
39	e	Value Line, Inc	1,922
5,851		Waddell & Reed Financial, Inc (Class A)	158,153
1,558	e	WP Stewart & Co Ltd	15,455
		TOTAL SECURITY AND COMMODITY BROKERS	38,894,639

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
SOCIAL SERVICES - 0.01%
2,064	*	Bright Horizons Family Solutions, Inc	$88,422
1,459	*	Capital Senior Living Corp	12,285
889	e*	Providence Service Corp	26,101
1,945	*	Res-Care, Inc	44,424
		TOTAL SOCIAL SERVICES	171,232

SPECIAL TRADE CONTRACTORS - 0.06%
336	e	Alico, Inc	14,562
2,239	e*	AsiaInfo Holdings, Inc	20,285
1,767	e	Chemed Corp	109,837
3,012	e	Comfort Systems USA, Inc	42,770
2,968	*	Dycom Industries, Inc	90,910
4,404	*	EMCOR Group, Inc	138,109
1,805	e*	Insituform Technologies, Inc (Class A)	27,490
1,031	e*	Integrated Electrical Services, Inc	26,404
820	*	Layne Christensen Co	45,494
11,925	e*	Quanta Services, Inc	315,416
		TOTAL SPECIAL TRADE CONTRACTORS	831,277

STONE, CLAY, AND GLASS PRODUCTS - 0.51%
54,884		3M Co	5,136,045
1,797		Apogee Enterprises, Inc	46,614
1,574	e*	Cabot Microelectronics Corp	67,331
1,376	e	CARBO Ceramics, Inc	69,805
3,422	e	Eagle Materials, Inc	122,302
10,561		Gentex Corp	226,428
1,024		Libbey, Inc	17,941
8,425	e*	Owens Corning, Inc	211,046
11,237	*	Owens-Illinois, Inc	465,774
5,438	e*	US Concrete, Inc	35,836
5,829	e*	USG Corp	218,879
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,618,001

TEXTILE MILL PRODUCTS - 0.00% **
838	e*	Heelys, Inc	6,679
988	e	Oxford Industries, Inc	35,687
1,030		Xerium Technologies, Inc	5,562
		TOTAL TEXTILE MILL PRODUCTS	47,928

TOBACCO PRODUCTS - 1.04%
160,526		Altria Group, Inc	11,161,373
8,611		Loews Corp (Carolina Group)	708,083
12,922	e	Reynolds American, Inc	821,710
1,903	e	Universal Corp	93,152
12,213	e	UST, Inc	605,765
2,668	e	Vector Group Ltd	59,790
		TOTAL TOBACCO PRODUCTS	13,449,873

TRANSPORTATION BY AIR - 0.47%
6,873	e*	ABX Air, Inc	48,661
708	*	Air Methods Corp	32,710

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,375	e*	Airtran Holdings, Inc	$72,570
2,676	e*	Alaska Air Group, Inc	61,789
18,758	e*	AMR Corp	418,116
1,128	e*	Atlas Air Worldwide Holdings, Inc	58,239
1,954	e*	Bristow Group, Inc	85,409
7,366	e*	Continental Airlines, Inc (Class B)	243,299
1,258		Copa Holdings S.A. (Class A)	50,383
18,697	*	Delta Air Lines, Inc	335,611
4,473	e*	ExpressJet Holdings, Inc	13,822
23,542		FedEx Corp	2,466,128
12,624	e*	JetBlue Airways Corp	116,393
1,758	e*	Midwest Air Group, Inc	28,919
21,437	e*	Northwest Airlines Corp	381,579
922	e*	PHI, Inc	27,789
1,460	*	Pinnacle Airlines Corp	23,389
2,859	e*	Republic Airways Holdings, Inc	60,525
4,709	e	Skywest, Inc	118,526
58,701		Southwest Airlines Co	868,775
8,948	e*	UAL Corp	416,350
6,653	*	US Airways Group, Inc	174,641
		TOTAL TRANSPORTATION BY AIR	6,103,623

TRANSPORTATION EQUIPMENT - 2.65%
1,320		A.O. Smith Corp	57,922
2,626	e*	AAR Corp	79,673
1,900	*	Accuride Corp	23,009
1,480	*	Aerovironment, Inc	34,055
1,854	*	Aftermarket Technology Corp	58,846
3,270		American Axle & Manufacturing Holdings, Inc	82,568
668		American Railcar Industries, Inc	14,709
1,552	e*	Amerigon, Inc	26,865
1,151	e	Arctic Cat, Inc	18,830
5,173	e	ArvinMeritor, Inc	87,010
6,003		Autoliv, Inc	358,679
6,635	*	BE Aerospace, Inc	275,552
60,091		Boeing Co	6,308,954
6,439		Brunswick Corp	147,196
4,188	e	Clarcor, Inc	143,271
1,776	e*	Comtech Group, Inc	32,341
3,326	e	Federal Signal Corp	51,087
4,793	e*	Fleetwood Enterprises, Inc	40,980
6,538	e*	Force Protection, Inc	141,613
152,043	e*	Ford Motor Co	1,290,853
872		Freightcar America, Inc	33,310
4,586	e*	GenCorp, Inc	54,849
30,952		General Dynamics Corp	2,614,515
37,329	e	General Motors Corp	1,369,974
691	e*	GenTek, Inc	20,785
12,993		Genuine Parts Co	649,650
9,188		Goodrich Corp	626,897
908		Greenbrier Cos, Inc	24,253
1,661	e	Group 1 Automotive, Inc	55,760
20,160		Harley-Davidson, Inc	931,594
6,362		Harsco Corp	377,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
14,118	*	Hayes Lemmerz International, Inc	$58,731
1,858	e	Heico Corp	91,711
13,819		ITT Industries, Inc	938,725
1,815		Kaman Corp	62,726
26,925		Lockheed Martin Corp	2,921,093
624	e*	Miller Industries, Inc	10,683
1,899	e	Monaco Coach Corp	26,643
790	e	Noble International Ltd	16,819
26,496		Northrop Grumman Corp	2,066,688
5,333	e*	Orbital Sciences Corp	118,606
5,487		Oshkosh Truck Corp	340,029
18,658		Paccar, Inc	1,590,595
9,466	*	Pactiv Corp	271,296
2,600	e	Polaris Industries, Inc	113,412
34,015		Raytheon Co	2,170,837
550	*	Sequa Corp (Class A)	91,179
2,358	e	Spartan Motors, Inc	39,685
5,413	*	Spirit Aerosystems Holdings, Inc (Class A)	210,782
1,177		Standard Motor Products, Inc	11,064
1,529	e	Superior Industries International, Inc	33,164
3,354	e*	Tenneco, Inc	104,008
2,377		Thor Industries, Inc	106,941
796	*	TransDigm Group, Inc	36,385
6,079	e	Trinity Industries, Inc	228,206
1,153	e	Triumph Group, Inc	94,212
3,080	*	TRW Automotive Holdings Corp	97,574
75,981		United Technologies Corp	6,114,951
10,912	e*	Visteon Corp	56,197
2,132	e	Wabash National Corp	24,070
3,975		Westinghouse Air Brake Technologies Corp	148,904
2,357	e	Winnebago Industries, Inc	56,285
		TOTAL TRANSPORTATION EQUIPMENT	34,284,877

TRANSPORTATION SERVICES - 0.18%
1,389		Ambassadors Group, Inc	52,921
287	e	Ambassadors International, Inc	7,040
13,060		CH Robinson Worldwide, Inc	709,028
848	e*	Dynamex, Inc	21,726
15,750		Expeditors International Washington, Inc	744,975
4,435		GATX Corp	189,596
3,009	*	HUB Group, Inc (Class A)	90,360
6,541	*	Lear Corp	209,966
2,524	e	Pacer International, Inc	48,082
2,093		Ship Finance International Ltd	54,983
9,071		UTI Worldwide, Inc	208,452
		TOTAL TRANSPORTATION SERVICES	2,337,129

TRUCKING AND WAREHOUSING - 0.38%
1,783	e	Arkansas Best Corp	58,233
1,550	*	Celadon Group, Inc	18,244
3,863		Con-way, Inc	177,698
2,398		Forward Air Corp	71,412
4,102		Heartland Express, Inc	58,577
7,060		J.B. Hunt Transport Services, Inc	185,678

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,818		Landstar System, Inc	$202,212
868	e*	Marten Transport Ltd	13,376
2,240	e*	Old Dominion Freight Line	53,693
1,124	*	Saia, Inc	18,580
51,354		United Parcel Service, Inc (Class B)	3,856,686
394	e*	Universal Truckload Services, Inc	8,652
3,306	e	Werner Enterprises, Inc	56,698
5,165	e*	YRC Worldwide, Inc	141,108
		TOTAL TRUCKING AND WAREHOUSING	4,920,847

WATER TRANSPORTATION - 0.29%
3,237		Alexander & Baldwin, Inc	162,271
4,816	e*	American Commercial Lines, Inc	114,284
985	e	Arlington Tankers Ltd	24,261
33,790		Carnival Corp	1,636,450
1,583	e	Double Hull Tankers, Inc	23,571
3,050		Eagle Bulk Shipping, Inc	78,507
3,883		Frontline Ltd	187,471
1,288	e	Genco Shipping & Trading Ltd	84,403
2,091	e	General Maritime Corp	58,360
2,545		Golar LNG Ltd	56,804
1,828	e*	Gulfmark Offshore, Inc	88,950
2,450		Horizon Lines, Inc (Class A)	74,799
2,095	*	Hornbeck Offshore Services, Inc	76,887
3,881	*	Kirby Corp	171,307
1,231	e	Knightsbridge Tankers Ltd	33,114
1,957	e	Nordic American Tanker Shipping	76,793
2,912	e*	Odyssey Marine Exploration, Inc	18,025
2,409		Overseas Shipholding Group, Inc	185,083
9,683	e	Royal Caribbean Cruises Ltd	377,927
810	e*	TBS International Ltd (Class A)	33,413
3,285	e	Teekay Corp	193,191
2,606	e*	Ultrapetrol Bahamas Ltd	43,286
		TOTAL WATER TRANSPORTATION	3,799,157

WHOLESALE TRADE-DURABLE GOODS - 0.39%
2,311		Agilysys, Inc	39,056
3,078		Applied Industrial Technologies, Inc	94,895
9,621	*	Arrow Electronics, Inc	409,085
3,350	e	Barnes Group, Inc	106,932
2,934	e*	Beacon Roofing Supply, Inc	29,986
1,201	e	BlueLinx Holdings, Inc	8,455
4,282		BorgWarner, Inc	391,931
4,412	e	Building Material Holding Corp	46,679
990		Castle (A.M.) & Co	32,274
1,509	e*	Conceptus, Inc	28,641
9,349	*	Cytyc Corp	445,480
1,588	*	Digi International, Inc	22,613
1,510	e*	Drew Industries, Inc	61,427
5,529	*	Genesis Microchip, Inc	43,347
681	e*	Hansen Medical, Inc	18,462
1,040	e	Houston Wire & Cable Co	18,834
7,856		IKON Office Solutions, Inc	100,950
11,124	*	Ingram Micro, Inc (Class A)	218,142

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,534	*	Insight Enterprises, Inc	$117,023
1,838	*	Interline Brands, Inc	42,256
1,095	*	Keystone Automotive Industries, Inc	52,297
4,015	e	Knight Transportation, Inc	69,098
299		Lawson Products, Inc	10,408
3,027	e*	LKQ Corp	105,370
3,102	e	Martin Marietta Materials, Inc	414,272
440	*	MWI Veterinary Supply, Inc	16,610
3,496	e	Owens & Minor, Inc	133,163
11,438	*	Patterson Cos, Inc	441,621
3,421	e	PEP Boys-Manny Moe & Jack	47,997
3,769	e	Pool Corp	94,150
4,453	e*	PSS World Medical, Inc	85,186
5,006		Reliance Steel & Aluminum Co	283,039
1,944		Ryerson Tull, Inc	65,591
1,942	e*	Solera Holdings, Inc	34,937
4,235	*	Tech Data Corp	169,908
827	e*	TomoTherapy, Inc	19,211
3,578	*	Tyler Technologies, Inc	47,766
5,606		W.W. Grainger, Inc	511,211
3,319	*	WESCO International, Inc	142,518
745	e*	West Marine, Inc	8,605
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,029,426

WHOLESALE TRADE-NONDURABLE GOODS - 0.59%
5,715		Airgas, Inc	295,065
2,989	e*	Akorn, Inc	22,388
8,136	*	Alliance One International, Inc	53,209
4,019	e*	Allscripts Healthcare Solutions, Inc	108,634
1,516		Andersons, Inc	72,798
2,715	e*	Bare Escentuals, Inc	67,522
1,986	e*	Beijing Med-Pharm Corp	23,137
6,047	e	Brown-Forman Corp (Class B)	452,981
28,025		Cardinal Health, Inc	1,752,465
2,409	*	Central European Distribution Corp	115,415
667	e*	Core-Mark Holding Co, Inc	23,498
10,979		Dean Foods Co	280,843
9,857	*	Endo Pharmaceuticals Holdings, Inc	305,666
2,084	e*	Fresh Del Monte Produce, Inc	59,915
1,092	e*	Green Mountain Coffee Roasters, Inc	36,243
2,712	*	Hain Celestial Group, Inc	87,137
7,098	*	Henry Schein, Inc	431,842
4,388		Herbalife Ltd	199,479
11,952		Idearc, Inc	376,129
669	e	Kenneth Cole Productions, Inc (Class A)	12,959
1,677	e	K-Swiss, Inc (Class A)	38,420
1,070	e*	LSB Industries, Inc	25,306
136	e*	Maui Land & Pineapple Co, Inc	4,140
4,634		Men's Wearhouse, Inc	234,110
1,840		Myers Industries, Inc	36,469
816	e	Nash Finch Co	32,501
3,720	e	Nu Skin Enterprises, Inc (Class A)	60,115
928	*	Nuco2, Inc	23,887
887	*	Perry Ellis International, Inc	24,579

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,699	e*	School Specialty, Inc	$58,836
1,840	e*	Source Interlink Cos, Inc	6,477
1,321		Spartan Stores, Inc	29,762
47,550		Sysco Corp	1,692,305
6,884	e*	Terra Industries, Inc	215,194
2,710	*	Tractor Supply Co	124,904
2,765	e*	United Natural Foods, Inc	75,263
2,146	*	United Stationers, Inc	119,146
356	e	Valhi, Inc	8,455
1,324	e*	Volcom, Inc	56,297
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,643,491

		TOTAL COMMON STOCKS	1,289,774,788
		(Cost $916,127,046)

MUTUAL FUNDS - 0.00%**
710		Kayne Anderson Energy Development Co	18,091
		TOTAL MUTUAL FUNDS	18,091
		(Cost $17,993)

PRINCIPAL

SHORT-TERM INVESTMENTS - 7.19%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.26%
$ 3,370,000	d	Federal Home Loan Bank, 0.000% 10/01/07	3,368,877
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	3,368,877

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.93%
89,710,274	*	State Street Navigator Securities Lending Prime Portfolio	89,710,274
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	89,710,274
		TOTAL SHORT-TERM INVESTMENTS	93,079,151
		(Cost $93,080,274)

		TOTAL PORTFOLIO - 106.86%	1,382,872,030
		(Cost $1,009,225,313)

		OTHER ASSETS & LIABILITIES, NET - (6.86)%	(88,783,470)

		NET ASSETS - 100.00%	$1,294,088,560

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $3,617,277.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.33%

AMUSEMENT AND RECREATION SERVICES - 0.59%
15,225		Harrah's Entertainment, Inc	$1,323,509
161,370		Walt Disney Co	5,549,514
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,873,023

APPAREL AND ACCESSORY STORES - 0.37%
7,700		Abercrombie & Fitch Co (Class A)	621,390
44,037		Gap, Inc	812,042
26,715	*	Kohl's Corp	1,531,571
28,570		Limited Brands, Inc	653,967
16,313		Nordstrom, Inc	764,917
		TOTAL APPAREL AND ACCESSORY STORES	4,383,887

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
8,603		Jones Apparel Group, Inc	181,781
9,026		Liz Claiborne, Inc	309,863
5,380		Polo Ralph Lauren Corp	418,295
7,373		VF Corp	595,370
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,505,309

AUTO REPAIR, SERVICES AND PARKING - 0.02%
5,110		Ryder System, Inc	250,390
		TOTAL AUTO REPAIR, SERVICES AND PARKING	250,390

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
12,820	*	Autonation, Inc	227,170
3,968	*	Autozone, Inc	460,844
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	688,014

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.68%
140,749		Home Depot, Inc	4,565,898
122,818		Lowe's Cos, Inc	3,441,360
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,007,258

BUSINESS SERVICES - 6.02%
48,063	*	Adobe Systems, Inc	2,098,431
8,392	*	Affiliated Computer Services, Inc (Class A)	421,614
14,000	*	Akamai Technologies, Inc	402,220
19,234	*	Autodesk, Inc	961,123
46,099		Automatic Data Processing, Inc	2,117,327
16,694	*	BMC Software, Inc	521,354
33,568		CA, Inc	863,369
15,521	*	Citrix Systems, Inc	625,807
11,600	*	Cognizant Technology Solutions Corp (Class A)	925,332
14,406	*	Computer Sciences Corp	805,295
26,698	*	Compuware Corp	214,118

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
11,106	*	Convergys Corp	$192,800
93,883	*	eBay, Inc	3,663,315
25,209	*	Electronic Arts, Inc	1,411,452
42,750		Electronic Data Systems Corp	933,660
12,005		Equifax, Inc	457,631
13,600		Fidelity National Information Services, Inc	603,432
13,995	*	Fiserv, Inc	711,786
19,166	*	Google, Inc (Class A)	10,872,297
15,817		IMS Health, Inc	484,633
39,401	*	Interpublic Group of Cos, Inc	408,982
27,764	*	Intuit, Inc	841,249
43,423	*	Juniper Networks, Inc	1,589,716
672,158		Microsoft Corp	19,801,775
10,892	*	Monster Worldwide, Inc	370,982
14,284	*	NCR Corp	711,343
28,550	*	Novell, Inc	218,122
27,264		Omnicom Group, Inc	1,311,126
330,102	*	Oracle Corp	7,146,708
13,785		Robert Half International, Inc	411,620
299,692	*	Sun Microsystems, Inc	1,681,272
74,315	*	Symantec Corp	1,440,225
27,943	*	Unisys Corp	184,983
20,792	*	VeriSign, Inc	701,522
43,061		Waste Management, Inc	1,625,122
111,740	*	Yahoo!, Inc	2,999,102
		TOTAL BUSINESS SERVICES	70,730,845

CHEMICALS AND ALLIED PRODUCTS - 9.09%
128,934		Abbott Laboratories	6,913,441
17,653		Air Products & Chemicals, Inc	1,725,757
90,537	*	Amgen, Inc	5,121,678
7,874		Avery Dennison Corp	448,976
36,036		Avon Products, Inc	1,352,431
8,837	*	Barr Pharmaceuticals, Inc	502,914
24,179	*	Biogen Idec, Inc	1,603,793
163,069		Bristol-Myers Squibb Co	4,699,649
12,664		Clorox Co	772,377
42,305		Colgate-Palmolive Co	3,017,193
79,423		Dow Chemical Co	3,419,954
76,473		Du Pont (E.I.) de Nemours & Co	3,790,002
7,116		Eastman Chemical Co	474,851
14,750		Ecolab, Inc	696,200
81,265		Eli Lilly & Co	4,626,417
9,127		Estee Lauder Cos (Class A)	387,532
26,436	*	Forest Laboratories, Inc	985,798
21,402	*	Genzyme Corp	1,326,068
76,944	*	Gilead Sciences, Inc	3,144,701
9,858		Hercules, Inc	207,215
13,176	*	Hospira, Inc	546,145
6,923		International Flavors & Fragrances, Inc	365,950
20,791	*	King Pharmaceuticals, Inc	243,671
180,991		Merck & Co, Inc	9,355,425
45,017		Monsanto Co	3,859,758
19,876	*	Mylan Laboratories, Inc	317,221

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
577,547		Pfizer, Inc	$14,109,473
13,528		PPG Industries, Inc	1,022,040
26,121		Praxair, Inc	2,187,895
260,714		Procter & Gamble Co	18,338,623
11,372		Rohm & Haas Co	633,079
134,548		Schering-Plough Corp	4,255,753
8,885		Sherwin-Williams Co	583,833
11,000		Sigma-Aldrich Corp	536,140
8,303	*	Watson Pharmaceuticals, Inc	269,017
111,337		Wyeth	4,960,063
		TOTAL CHEMICALS AND ALLIED PRODUCTS	106,801,033

COAL MINING - 0.15%
15,435		Consol Energy, Inc	719,271
21,800		Peabody Energy Corp	1,043,566
		TOTAL COAL MINING	1,762,837

COMMUNICATIONS - 4.46%
28,562		Alltel Corp	1,990,200
507,856		AT&T, Inc	21,487,387
38,708	*	Avaya, Inc	656,488
9,191		CenturyTel, Inc	424,808
27,370		Citizens Communications Co	391,938
40,581		Clear Channel Communications, Inc	1,519,353
256,131	*	Comcast Corp (Class A)	6,193,248
63,400	*	DIRECTV Group, Inc	1,539,352
12,811		Embarq Corp	712,292
18,200	*	IAC/InterActiveCorp	539,994
130,537	e*	Qwest Communications International, Inc	1,195,719
238,924		Sprint Nextel Corp	4,539,556
240,534		Verizon Communications, Inc	10,650,846
38,703		Windstream Corp	546,486
		TOTAL COMMUNICATIONS	52,387,667

DEPOSITORY INSTITUTIONS - 8.72%
369,047		Bank of America Corp	18,551,993
93,151		Bank of New York Mellon Corp/The	4,111,685
44,609		BB&T Corp	1,801,758
414,632		Citigroup, Inc	19,350,875
13,004		Comerica, Inc	666,845
15,335		Commerce Bancorp, Inc	594,691
46,364		Fifth Third Bancorp	1,570,812
10,223	e	First Horizon National Corp	272,545
40,700		Hudson City Bancorp, Inc	625,966
29,097		Huntington Bancshares, Inc	494,067
281,666		JPMorgan Chase & Co	12,905,936
32,592		Keycorp	1,053,699
6,406		M&T Bank Corp	662,701
21,286		Marshall & Ilsley Corp	931,688
52,626		National City Corp	1,320,386
15,353		Northern Trust Corp	1,017,443
28,817		PNC Financial Services Group, Inc	1,962,438
58,863		Regions Financial Corp	1,735,281
28,872		Sovereign Bancorp, Inc	491,979

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
33,027		State Street Corp	$2,251,120
29,423		SunTrust Banks, Inc	2,226,438
27,049		Synovus Financial Corp	758,724
144,727		US Bancorp	4,707,969
158,561		Wachovia Corp	7,951,834
73,578		Washington Mutual, Inc	2,598,039
277,617		Wells Fargo & Co	9,888,718
62,723		Western Union Co	1,315,301
8,919		Zions Bancorporation	612,468
		TOTAL DEPOSITORY INSTITUTIONS	102,433,399

EATING AND DRINKING PLACES - 0.79%
11,369		Darden Restaurants, Inc	475,906
99,527		McDonald's Corp	5,421,236
61,855	*	Starbucks Corp	1,620,601
8,327		Wendy's International, Inc	290,696
44,054		Yum! Brands, Inc	1,490,347
		TOTAL EATING AND DRINKING PLACES	9,298,786

EDUCATIONAL SERVICES - 0.06%
11,780	*	Apollo Group, Inc (Class A)	708,567
		TOTAL EDUCATIONAL SERVICES	708,567

ELECTRIC, GAS, AND SANITARY SERVICES - 3.50%
55,427	*	AES Corp	1,110,757
14,146		Allegheny Energy, Inc	739,270
21,713	*	Allied Waste Industries, Inc	276,841
16,933		Ameren Corp	888,983
32,912		American Electric Power Co, Inc	1,516,585
25,578		Centerpoint Energy, Inc	410,015
19,365	e	CMS Energy Corp	325,719
21,592		Consolidated Edison, Inc	999,710
14,800		Constellation Energy Group, Inc	1,269,692
24,495		Dominion Resources, Inc	2,064,929
14,301		DTE Energy Co	692,740
104,330		Duke Energy Corp	1,949,928
32,958	*	Dynegy, Inc (Class A)	304,532
27,096		Edison International	1,502,473
57,190		El Paso Corp	970,514
16,379		Entergy Corp	1,773,682
55,415		Exelon Corp	4,176,074
26,062		FirstEnergy Corp	1,650,767
33,784		FPL Group, Inc	2,056,770
5,976		Integrys Energy Group, Inc	306,150
3,070	e	Nicor, Inc	131,703
22,339		NiSource, Inc	427,568
29,086		PG&E Corp	1,390,311
8,762	e	Pinnacle West Capital Corp	346,187
31,439		PPL Corp	1,455,626
20,841		Progress Energy, Inc	976,401
20,658		Public Service Enterprise Group, Inc	1,817,697
14,200		Questar Corp	745,926
21,790		Sempra Energy	1,266,435
62,048		Southern Co	2,251,101

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
18,639		TECO Energy, Inc	$306,239
38,010		TXU Corp	2,602,545
48,933		Williams Cos, Inc	1,666,658
33,295		Xcel Energy, Inc	717,174
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,087,702

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.49%
48,139	e*	Advanced Micro Devices, Inc	635,435
28,097		Altera Corp	676,576
27,189		Analog Devices, Inc	983,154
72,461	*	Apple Computer, Inc	11,125,662
37,780	*	Broadcom Corp (Class A)	1,376,703
6,658	*	Ciena Corp	253,537
507,018	*	Cisco Systems, Inc	16,787,366
14,560		Cooper Industries Ltd (Class A)	743,870
12,088		Eaton Corp	1,197,196
5,524		Harman International Industries, Inc	477,936
62,239		Honeywell International, Inc	3,701,353
486,027		Intel Corp	12,568,658
16,504	e*	JDS Uniphase Corp	246,900
10,067		L-3 Communications Holdings, Inc	1,028,243
18,855		Linear Technology Corp	659,736
63,144	*	LSI Logic Corp	468,528
18,700	*	MEMC Electronic Materials, Inc	1,100,682
17,800		Microchip Technology, Inc	646,496
62,264	*	Micron Technology, Inc	691,130
11,391		Molex, Inc	306,760
191,640		Motorola, Inc	3,551,089
20,800		National Semiconductor Corp	564,096
30,182	*	Network Appliance, Inc	812,198
10,132	*	Novellus Systems, Inc	276,198
44,443	*	Nvidia Corp	1,610,614
13,080	*	QLogic Corp	175,926
139,175		Qualcomm, Inc	5,881,536
12,466	e	RadioShack Corp	257,548
38,762	*	Tellabs, Inc	369,014
119,469		Texas Instruments, Inc	4,371,371
40,896		Tyco Electronics Ltd	1,448,945
6,397		Whirlpool Corp	569,973
24,473		Xilinx, Inc	639,724
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	76,204,153

ENGINEERING AND MANAGEMENT SERVICES - 0.52%
31,539	*	Celgene Corp	2,249,046
7,031		Fluor Corp	1,012,323
19,149		Moody's Corp	965,110
28,297		Paychex, Inc	1,160,177
13,237		Quest Diagnostics, Inc	764,701
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,151,357

FABRICATED METAL PRODUCTS - 0.36%
8,869		Ball Corp	476,709
34,260		Illinois Tool Works, Inc	2,043,266
9,483		Parker Hannifin Corp	1,060,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
4,726		Snap-On, Inc	$234,126
7,034		Stanley Works	394,818
		TOTAL FABRICATED METAL PRODUCTS	4,209,403

FOOD AND KINDRED PRODUCTS - 3.44%
62,964		Anheuser-Busch Cos, Inc	3,147,570
54,050		Archer Daniels Midland Co	1,787,974
18,223		Campbell Soup Co	674,251
166,484		Coca-Cola Co	9,567,835
23,551		Coca-Cola Enterprises, Inc	570,405
41,401		ConAgra Foods, Inc	1,081,808
17,790	e*	Constellation Brands, Inc (Class A)	430,696
27,390		General Mills, Inc	1,588,894
26,637		H.J. Heinz Co	1,230,629
14,035		Hershey Co	651,364
20,857		Kellogg Co	1,167,992
133,526		Kraft Foods, Inc (Class A)	4,607,982
11,257		McCormick & Co, Inc	404,914
5,692		Molson Coors Brewing Co (Class B)	567,322
11,108		Pepsi Bottling Group, Inc	412,884
135,318		PepsiCo, Inc	9,913,397
60,872		Sara Lee Corp	1,015,954
21,571		Tyson Foods, Inc (Class A)	385,042
18,459		Wrigley (Wm.) Jr Co	1,185,622
		TOTAL FOOD AND KINDRED PRODUCTS	40,392,535

FOOD STORES - 0.35%
58,920		Kroger Co	1,680,398
35,957		Safeway, Inc	1,190,536
16,800		Supervalu, Inc	655,368
11,573	e	Whole Foods Market, Inc	566,614
		TOTAL FOOD STORES	4,092,916

FORESTRY - 0.10%
17,217		Weyerhaeuser Co	1,244,789
		TOTAL FORESTRY	1,244,789

FURNITURE AND FIXTURES - 0.25%
16,232		Johnson Controls, Inc	1,917,162
14,373		Leggett & Platt, Inc	275,387
31,271		Masco Corp	724,549
		TOTAL FURNITURE AND FIXTURES	2,917,098

FURNITURE AND HOME FURNISHINGS STORES - 0.08%
22,945	*	Bed Bath & Beyond, Inc	782,883
13,803		Circuit City Stores, Inc	109,182
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	892,065

GENERAL BUILDING CONTRACTORS - 0.10%
10,266		Centex Corp	272,768
22,506		DR Horton, Inc	288,302
6,200		KB Home	155,372
10,931		Lennar Corp (Class A)	247,587
17,748		Pulte Homes, Inc	241,550
		TOTAL GENERAL BUILDING CONTRACTORS	1,205,579

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 1.68%
9,215	e*	Big Lots, Inc	$274,976
37,358		Costco Wholesale Corp	2,292,660
4,783		Dillard's, Inc (Class A)	104,413
13,353		Family Dollar Stores, Inc	354,656
18,359		JC Penney Co, Inc	1,163,410
35,787		Macy's, Inc	1,156,636
36,988		TJX Cos, Inc	1,075,241
71,041		Target Corp	4,516,076
201,520		Wal-Mart Stores, Inc	8,796,348
		TOTAL GENERAL MERCHANDISE STORES	19,734,416

HEALTH SERVICES - 1.09%
15,763		AmerisourceBergen Corp	714,537
24,120		Cigna Corp	1,285,355
13,349	e*	Coventry Health Care, Inc	830,441
21,374	*	Express Scripts, Inc	1,193,097
9,925	*	Laboratory Corp of America Holdings	776,433
6,005		Manor Care, Inc	386,722
24,738		McKesson Corp	1,454,347
22,521	*	Medco Health Solutions, Inc	2,035,673
39,198	*	Tenet Healthcare Corp	131,705
50,609	*	WellPoint, Inc	3,994,062
		TOTAL HEALTH SERVICES	12,802,372

HOLDING AND OTHER INVESTMENT OFFICES - 4.06%
8,111		Apartment Investment & Management Co (Class A)	366,049
18,337	*	Archstone-Smith Trust	1,102,787
6,300		AvalonBay Communities, Inc	743,778
10,110		Boston Properties, Inc	1,050,429
10,400		Developers Diversified Realty Corp	581,048
23,852		Equity Residential	1,010,371
19,800		General Growth Properties, Inc	1,061,676
42,700		Host Marriott Corp	958,188
21,130		Kimco Realty Corp	955,287
14,565		Plum Creek Timber Co, Inc	651,929
20,925		Prologis	1,388,374
10,206		Public Storage, Inc	802,702
222,800		SPDR Trust Series 1	33,994,824
18,415		Simon Property Group, Inc	1,841,500
10,668		Vornado Realty Trust	1,166,546
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	47,675,488

HOTELS AND OTHER LODGING PLACES - 0.36%
32,402		Hilton Hotels Corp	1,506,369
26,992		Marriott International, Inc (Class A)	1,173,342
17,604		Starwood Hotels & Resorts Worldwide, Inc	1,069,443
16,139		Wyndham Worldwide Corp	528,714
		TOTAL HOTELS AND OTHER LODGING PLACES	4,277,868

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.45%
14,541		American Standard Cos, Inc	517,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
114,096		Applied Materials, Inc	$2,361,787
5,331		Black & Decker Corp	444,072
53,470		Caterpillar, Inc	4,193,652
8,626		Cummins, Inc	1,103,179
18,840		Deere & Co	2,796,233
187,966	*	Dell, Inc	5,187,862
16,639		Dover Corp	847,757
174,695	*	EMC Corp	3,633,656
854,384	d	General Electric Co	35,371,498
214,628		Hewlett-Packard Co	10,686,328
23,770		Ingersoll-Rand Co Ltd (Class A)	1,294,752
112,855		International Business Machines Corp	13,294,319
27,387		International Game Technology	1,180,380
14,879		Jabil Circuit, Inc	339,836
8,125	*	Lexmark International, Inc (Class A)	337,431
10,040		Pall Corp	390,556
13,726		Rockwell Automation, Inc	954,094
18,360	*	SanDisk Corp	1,011,636
85,142	*	Solectron Corp	332,054
8,500	*	Terex Corp	756,670
10,400	*	Varian Medical Systems, Inc	435,656
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	87,471,358

INSTRUMENTS AND RELATED PRODUCTS - 4.36%
33,595	*	Agilent Technologies, Inc	1,238,984
25,126		Allergan, Inc	1,619,873
14,665		Applera Corp (Applied Biosystems Group)	507,996
8,469		Bard (C.R.), Inc	746,881
4,369		Bausch & Lomb, Inc	279,616
53,802		Baxter International, Inc	3,027,977
20,358		Becton Dickinson & Co	1,670,374
110,282	*	Boston Scientific Corp	1,538,434
40,896		Covidien Ltd	1,697,184
19,792		Danaher Corp	1,636,996
23,585	e	Eastman Kodak Co	631,135
66,100		Emerson Electric Co	3,517,842
240,300		Johnson & Johnson	15,787,710
16,390		Kla-Tencor Corp	914,234
95,212		Medtronic, Inc	5,370,909
4,777	*	Millipore Corp	362,097
10,203		PerkinElmer, Inc	298,030
18,126		Pitney Bowes, Inc	823,283
13,942		Rockwell Collins, Inc	1,018,324
28,604	*	St. Jude Medical, Inc	1,260,578
19,943		Stryker Corp	1,371,281
5,791		Tektronix, Inc	160,642
15,441	*	Teradyne, Inc	213,086
34,352	*	Thermo Electron Corp	1,982,797
8,368	*	Waters Corp	559,987
78,747	*	Xerox Corp	1,365,473
19,697	*	Zimmer Holdings, Inc	1,595,260
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	51,196,983

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.40%
24,563		AON Corp	$1,100,668
26,625		Hartford Financial Services Group, Inc	2,464,144
45,105		Marsh & McLennan Cos, Inc	1,150,178
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,714,990

INSURANCE CARRIERS - 4.75%
27,305		ACE Ltd	1,653,864
42,568		Aetna, Inc	2,310,165
40,754		Aflac, Inc	2,324,608
48,984		Allstate Corp	2,801,395
8,603		Ambac Financial Group, Inc	541,215
214,928		American International Group, Inc	14,539,879
8,300		Assurant, Inc	444,050
33,696		Chubb Corp	1,807,453
14,049		Cincinnati Financial Corp	608,462
36,004		Genworth Financial, Inc (Class A)	1,106,403
13,628	*	Humana, Inc	952,325
13,700		Leucadia National Corp	660,614
22,587		Lincoln National Corp	1,490,064
37,334		Loews Corp	1,805,099
11,025		MBIA, Inc	673,076
62,293		Metlife, Inc	4,343,691
6,830		MGIC Investment Corp	220,677
21,717		Principal Financial Group	1,370,126
61,103		Progressive Corp	1,186,009
38,788		Prudential Financial, Inc	3,784,933
8,975		Safeco Corp	549,450
8,211		Torchmark Corp	511,710
55,929		Travelers Cos, Inc/The	2,815,466
110,283		UnitedHealth Group, Inc	5,341,006
27,414		UnumProvident Corp	670,821
15,502		XL Capital Ltd (Class A)	1,227,758
		TOTAL INSURANCE CARRIERS	55,740,319

LEATHER AND LEATHER PRODUCTS - 0.12%
30,846	*	Coach, Inc	1,458,090
		TOTAL LEATHER AND LEATHER PRODUCTS	1,458,090

METAL MINING - 0.43%
31,606		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,315,153
38,157		Newmont Mining Corp	1,706,763
		TOTAL METAL MINING	5,021,916

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
12,889		Fortune Brands, Inc	1,050,325
13,266		Hasbro, Inc	369,856
32,300		Mattel, Inc	757,758
40,896		Tyco International Ltd	1,813,329
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,991,268

MISCELLANEOUS RETAIL - 1.37%
25,787	*	Amazon.com, Inc	2,402,059
33,076		Best Buy Co, Inc	1,522,158
123,130		CVS Corp	4,879,642

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
23,082	*	Office Depot, Inc	$475,951
6,758		OfficeMax, Inc	231,597
6,481	e*	Sears Holdings Corp	824,383
59,164		Staples, Inc	1,271,434
11,087		Tiffany & Co	580,404
82,851		Walgreen Co	3,913,881
		TOTAL MISCELLANEOUS RETAIL	16,101,509

MOTION PICTURES - 1.19%
57,482		CBS Corp (Class B)	1,810,683
194,194		News Corp (Class A)	4,270,326
310,152		Time Warner, Inc	5,694,391
57,191	*	Viacom, Inc (Class B)	2,228,733
		TOTAL MOTION PICTURES	14,004,133

NONDEPOSITORY INSTITUTIONS - 1.89%
15,700		American Capital Strategies Ltd	670,861
98,589		American Express Co	5,853,229
16,090		CIT Group, Inc	646,818
34,069		Capital One Financial Corp	2,263,204
48,925		Countrywide Financial Corp	930,064
39,416		Discover Financial Services	819,853
80,099		Fannie Mae	4,870,820
55,130		Freddie Mac	3,253,221
33,534	*	SLM Corp	1,665,634
20,380		Textron, Inc	1,267,840
		TOTAL NONDEPOSITORY INSTITUTIONS	22,241,544

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
7,995		Vulcan Materials Co	712,754
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	712,754

OIL AND GAS EXTRACTION - 2.75%
37,844		Anadarko Petroleum Corp	2,034,115
26,477		Baker Hughes, Inc	2,392,726
24,987		BJ Services Co	663,405
34,055		Chesapeake Energy Corp	1,200,779
11,800		ENSCO International, Inc	661,980
75,839		Halliburton Co	2,912,218
24,121	*	Nabors Industries Ltd	742,203
14,817	*	National Oilwell Varco, Inc	2,141,057
22,446		Noble Corp	1,100,976
9,601		Rowan Cos, Inc	351,205
99,102		Schlumberger Ltd	10,405,710
16,097		Smith International, Inc	1,149,326
24,137	*	Transocean, Inc	2,728,688
28,094	*	Weatherford International Ltd	1,887,355
31,986		XTO Energy, Inc	1,978,014
		TOTAL OIL AND GAS EXTRACTION	32,349,757

PAPER AND ALLIED PRODUCTS - 0.43%
9,361		Bemis Co	272,499
36,866		International Paper Co	1,322,383
35,561		Kimberly-Clark Corp	2,498,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
14,691		MeadWestvaco Corp	$433,825
8,901		Temple-Inland, Inc	468,460
		TOTAL PAPER AND ALLIED PRODUCTS	4,995,683

PERSONAL SERVICES - 0.08%
11,231		Cintas Corp	416,670
27,345		H&R Block, Inc	579,167
		TOTAL PERSONAL SERVICES	995,837

PETROLEUM AND COAL PRODUCTS - 7.93%
27,406		Apache Corp	2,468,184
4,890		Ashland, Inc	294,427
178,321		Chevron Corp	16,687,279
135,734		ConocoPhillips	11,913,373
36,821		Devon Energy Corp	3,063,507
20,233		EOG Resources, Inc	1,463,453
462,146		Exxon Mobil Corp	42,776,234
21,867		Hess Corp	1,454,812
57,184		Marathon Oil Corp	3,260,632
15,581		Murphy Oil Corp	1,088,956
69,363		Occidental Petroleum Corp	4,444,781
9,765		Sunoco, Inc	691,167
11,000		Tesoro Corp	506,220
45,472		Valero Energy Corp	3,054,809
		TOTAL PETROLEUM AND COAL PRODUCTS	93,167,834

PIPELINES, EXCEPT NATURAL GAS - 0.11%
51,365		Spectra Energy Corp	1,257,415
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,257,415

PRIMARY METAL INDUSTRIES - 0.94%
71,576		Alcoa, Inc	2,800,053
8,385		Allegheny Technologies, Inc	921,931
129,215		Corning, Inc	3,185,150
24,541		Nucor Corp	1,459,453
11,300		Precision Castparts Corp	1,672,174
9,839		United States Steel Corp	1,042,344
		TOTAL PRIMARY METAL INDUSTRIES	11,081,105

PRINTING AND PUBLISHING - 0.36%
5,469		Dow Jones & Co, Inc	326,499
19,200		Gannett Co, Inc	839,040
28,962		McGraw-Hill Cos, Inc	1,474,455
2,886		Meredith Corp	165,368
11,963	e	New York Times Co (Class A)	236,389
18,395		R.R. Donnelley & Sons Co	672,521
7,255		EW Scripps Co (Class A)	304,710
6,306	*	Tribune Co	172,280
		TOTAL PRINTING AND PUBLISHING	4,191,262

RAILROAD TRANSPORTATION - 0.66%
25,229		Burlington Northern Santa Fe Corp	2,047,838
35,448		CSX Corp	1,514,693
32,900		Norfolk Southern Corp	1,707,839

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
22,432		Union Pacific Corp	$2,536,162
		TOTAL RAILROAD TRANSPORTATION	7,806,532

REAL ESTATE - 0.04%
15,000	*	CB Richard Ellis Group, Inc (Class A)	417,600
		TOTAL REAL ESTATE	417,600

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.28%
17,004	*	Goodyear Tire & Rubber Co	517,092
22,187		Newell Rubbermaid, Inc	639,429
31,332		Nike, Inc (Class B)	1,837,935
13,396		Sealed Air Corp	342,402
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,336,858

SECURITY AND COMMODITY BROKERS - 2.85%
19,506		Ameriprise Financial, Inc	1,231,024
9,783		Bear Stearns Cos, Inc	1,201,450
78,769		Charles Schwab Corp	1,701,410
4,574		CME Group, Inc	2,686,539
35,211	*	E*Trade Financial Corp	459,856
7,516		Federated Investors, Inc (Class B)	298,385
13,674		Franklin Resources, Inc	1,743,435
33,981		Goldman Sachs Group, Inc	7,365,042
5,500	*	IntercontinentalExchange, Inc	835,450
16,086		Janus Capital Group, Inc	454,912
10,709		Legg Mason, Inc	902,662
43,574		Lehman Brothers Holdings, Inc	2,689,823
72,207		Merrill Lynch & Co, Inc	5,146,915
87,433		Morgan Stanley	5,508,279
21,571		T Rowe Price Group, Inc	1,201,289
		TOTAL SECURITY AND COMMODITY BROKERS	33,426,471

STONE, CLAY, AND GLASS PRODUCTS - 0.48%
59,986		3M Co	5,613,490
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,613,490

TOBACCO PRODUCTS - 1.17%
174,717		Altria Group, Inc	12,148,073
13,961	e	Reynolds American, Inc	887,780
13,303		UST, Inc	659,829
		TOTAL TOBACCO PRODUCTS	13,695,682

TRANSPORTATION BY AIR - 0.31%
25,409		FedEx Corp	2,661,593
65,241	e	Southwest Airlines Co	965,567
		TOTAL TRANSPORTATION BY AIR	3,627,160

TRANSPORTATION EQUIPMENT - 2.80%
65,255		Boeing Co	6,851,122
6,563		Brunswick Corp	150,030
170,216	e*	Ford Motor Co	1,445,134
33,619		General Dynamics Corp	2,839,797
46,071	e	General Motors Corp	1,690,806
13,384		Genuine Parts Co	669,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
10,653		Goodrich Corp	$726,854
21,103		Harley-Davidson, Inc	975,170
15,042		ITT Industries, Inc	1,021,803
29,417		Lockheed Martin Corp	3,191,450
28,983		Northrop Grumman Corp	2,260,674
20,631		Paccar, Inc	1,758,793
12,161	*	Pactiv Corp	348,534
36,272		Raytheon Co	2,314,879
82,341		United Technologies Corp	6,626,804
		TOTAL TRANSPORTATION EQUIPMENT	32,871,050

TRANSPORTATION SERVICES - 0.07%
14,100		CH Robinson Worldwide, Inc	765,489
		TOTAL TRANSPORTATION SERVICES	765,489

TRUCKING AND WAREHOUSING - 0.57%
88,304		United Parcel Service, Inc (Class B)	6,631,630
		TOTAL TRUCKING AND WAREHOUSING	6,631,630

WATER TRANSPORTATION - 0.15%
36,115		Carnival Corp	1,749,049
		TOTAL WATER TRANSPORTATION	1,749,049

WHOLESALE TRADE-DURABLE GOODS - 0.09%
12,557	*	Patterson Cos, Inc	484,826
5,948		W.W. Grainger, Inc	542,398
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,027,224

WHOLESALE TRADE-NONDURABLE GOODS - 0.38%
6,455	e	Brown-Forman Corp (Class B)	483,544
30,273		Cardinal Health, Inc	1,892,971
11,214		Dean Foods Co	286,854
50,315		Sysco Corp	1,790,711
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,454,080

		TOTAL COMMON STOCKS	1,154,834,828
		(Cost $947,454,314)
PRINCIPAL

SHORT-TERM INVESTMENTS - 2.27%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.49%
$ 17,490,000	d	Federal Home Loan Bank, 0.000% 10/01/07	17,484,170
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	17,484,170

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.78%
9,138,221		State Street Navigator Securities Lending Prime Portfolio	9,138,221
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	9,138,221

		TOTAL SHORT-TERM INVESTMENTS	26,622,391
		(Cost $26,628,221)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

		VALUE
	TOTAL PORTFOLIO - 100.60%	$1,181,457,219
	(Cost $974,082,535)

	OTHER ASSETS & LIABILITIES, NET - (0.60)%	(7,047,041)

	NET ASSETS - 100.00%	$1,174,410,178

	ABBREVIATION:
	SPDR- Standard & Poor's Depository Receipts

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $18,924,890.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.87%

AMUSEMENT AND RECREATION SERVICES - 0.73%
7,597	*	Activision, Inc	$164,019
2,862		Harrah's Entertainment, Inc	248,794
1,967	*	Penn National Gaming, Inc	116,092
513		Warner Music Group Corp	5,181
		TOTAL AMUSEMENT AND RECREATION SERVICES	534,086

APPAREL AND ACCESSORY STORES - 1.62%
2,349		Abercrombie & Fitch Co (Class A)	189,564
4,978		American Eagle Outfitters, Inc	130,971
1,440	*	AnnTaylor Stores Corp	45,605
4,739	*	Chico's FAS, Inc	66,583
2,644	*	Hanesbrands, Inc	74,191
8,632		Limited Brands, Inc	197,586
6,604		Nordstrom, Inc	309,662
3,729		Ross Stores, Inc	95,612
3,152	*	Urban Outfitters, Inc	68,714
		TOTAL APPAREL AND ACCESSORY STORES	1,178,488

APPAREL AND OTHER TEXTILE PRODUCTS - 0.39%
1,477		Guess ?, Inc	72,417
180	e	Liz Claiborne, Inc	6,179
1,503		Phillips-Van Heusen Corp	78,877
1,640		Polo Ralph Lauren Corp	127,510
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	284,983

AUTO REPAIR, SERVICES AND PARKING - 0.17%
5,600	*	Hertz Global Holdings, Inc	127,232
		TOTAL AUTO REPAIR, SERVICES AND PARKING	127,232

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.71%
2,865		Advance Auto Parts	96,149
1,234	*	Autozone, Inc	143,317
5,784	*	Carmax, Inc	117,589
1,656	*	Copart, Inc	56,950
3,073	e*	O'Reilly Automotive, Inc	102,669
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	516,674

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.21%
3,375		Fastenal Co	153,259
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	153,259

BUSINESS SERVICES - 9.60%
1,647		Acxiom Corp	32,594
1,074	*	Affiliated Computer Services, Inc (Class A)	53,958
716		Aircastle Ltd	23,929

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,423	*	Akamai Technologies, Inc	$127,073
2,104	*	Alliance Data Systems Corp	162,934
5,305	*	Amdocs Ltd	197,293
6,191	*	Autodesk, Inc	309,364
1,035	*	Avis Budget Group, Inc	23,691
10,507	*	BEA Systems, Inc	145,732
5,378	*	BMC Software, Inc	167,955
1,156		Brink's Co	64,597
6,899		CA, Inc	177,442
1,994	*	Cadence Design Systems, Inc	44,247
3,454	*	Ceridian Corp	119,992
1,819	e*	Cerner Corp	108,794
1,711	e*	Checkfree Corp	79,630
2,065	*	ChoicePoint, Inc	78,305
4,839	*	Citrix Systems, Inc	195,108
1,060	*	Clear Channel Outdoor Holdings, Inc (Class A)	27,030
3,853	*	Cognizant Technology Solutions Corp (Class A)	307,354
6,534	*	Compuware Corp	52,403
1,453	*	DST Systems, Inc	124,682
8,358	*	Electronic Arts, Inc	467,964
7,913		Electronic Data Systems Corp	172,820
3,940		Equifax, Inc	150,193
2,226	*	F5 Networks, Inc	82,785
1,115		Factset Research Systems, Inc	76,433
148		Fair Isaac Corp	5,344
4,348		Fidelity National Information Services, Inc	192,921
4,508	*	Fiserv, Inc	229,277
630	*	Getty Images, Inc	17,539
4,652	e*	HLTH Corp	65,919
4,701		IMS Health, Inc	144,039
7,833	e*	Interpublic Group of Cos, Inc	81,307
9,025	*	Intuit, Inc	273,458
4,737	*	Iron Mountain, Inc	144,384
9,923	*	Juniper Networks, Inc	363,281
1,209	e*	Kinetic Concepts, Inc	68,043
2,190		Lamar Advertising Co (Class A)	107,244
2,257		Manpower, Inc	145,238
2,138		Mastercard, Inc (Class A)	316,360
4,258	*	McAfee, Inc	148,476
2,166		MoneyGram International, Inc	48,930
3,449	*	Monster Worldwide, Inc	117,473
2,617	*	NAVTEQ Corp	204,047
584	*	NCR Corp	29,083
953	*	Novell, Inc	7,281
5,177	e*	Red Hat, Inc	102,867
3,926		Robert Half International, Inc	117,230
2,545	*	Salesforce.com, Inc	130,609
3,867	*	Synopsys, Inc	104,718
1,000		Total System Services, Inc	27,780
6,508	*	VeriSign, Inc	219,580
260	e*	WebMD Health Corp (Class A)	13,546
		TOTAL BUSINESS SERVICES	7,000,276

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 6.01%
640	e*	Abraxis BioScience, Inc	$14,611
2,730		Air Products & Chemicals, Inc	266,885
2,156		Albemarle Corp	95,295
413		Alberto-Culver Co	10,238
2,433		Avery Dennison Corp	138,730
10,857		Avon Products, Inc	407,463
2,940	*	Barr Pharmaceuticals, Inc	167,315
1,196		Cabot Corp	42,494
2,348		Celanese Corp (Series A)	91,525
1,769	e*	Cephalon, Inc	129,243
618	*	Charles River Laboratories International, Inc	34,701
390		Chemtura Corp	3,467
1,689		Church & Dwight Co, Inc	79,451
3,407		Clorox Co	207,793
2,203		Dade Behring Holdings, Inc	168,199
4,688		Ecolab, Inc	221,274
2,928		Estee Lauder Cos (Class A)	124,323
8,581	*	Forest Laboratories, Inc	319,985
4,188	*	Hospira, Inc	173,593
844	*	Idexx Laboratories, Inc	92,494
1,653	*	ImClone Systems, Inc	68,335
1,783		International Flavors & Fragrances, Inc	94,249
472	*	Invitrogen Corp	38,577
470		Lubrizol Corp	30,578
4,880	*	Millennium Pharmaceuticals, Inc	49,532
1,818	*	Mosaic Co	97,299
6,668	*	Mylan Laboratories, Inc	106,421
3,890		Nalco Holding Co	115,339
1,496	*	NBTY, Inc	60,738
3,219	e*	PDL BioPharma, Inc	69,563
2,210		Rohm & Haas Co	123,031
2,849		RPM International, Inc	68,234
212		Scotts Miracle-Gro Co (Class A)	9,063
2,854	*	Sepracor, Inc	78,485
2,973		Sherwin-Williams Co	195,356
1,109		Sigma-Aldrich Corp	54,053
291		Valspar Corp	7,918
2,347	*	VCA Antech, Inc	97,987
3,503	*	Vertex Pharmaceuticals, Inc	134,550
2,432	e*	Warner Chilcott Ltd (Class A)	43,217
1,593	*	Watson Pharmaceuticals, Inc	51,613
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,383,217

COAL MINING - 1.02%
3,824		Arch Coal, Inc	129,022
4,879		Consol Energy, Inc	227,361
2,262		Massey Energy Co	49,357
7,110		Peabody Energy Corp	340,356
		TOTAL COAL MINING	746,096

COMMUNICATIONS - 4.01%
11,210	*	American Tower Corp (Class A)	488,083
3,189	*	Avaya, Inc	54,085
1,889	*	Cablevision Systems Corp (Class A)	66,002

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
841	*	Central European Media Enterprises Ltd (Class A)	$77,128
1,660		Citizens Communications Co	23,771
5,085	*	Crown Castle International Corp	206,604
1,434	e*	CTC Media, Inc	31,491
5,577	*	EchoStar Communications Corp (Class A)	261,059
2,160		Global Payments, Inc	95,515
305	*	IAC/InterActiveCorp	9,049
1,360	*	Leap Wireless International, Inc	110,663
41,043	e*	Level 3 Communications, Inc	190,850
5,187	*	Liberty Global, Inc (Class A)	212,771
10,446	*	Liberty Media Holding Corp (Interactive A)	200,668
1,562	*	MetroPCS Communications, Inc	42,611
2,026	e*	NeuStar, Inc (Class A)	69,472
4,625	*	NII Holdings, Inc	379,944
2,770	e*	SBA Communications Corp (Class A)	97,726
1,243		Telephone & Data Systems, Inc	82,970
147	*	US Cellular Corp	14,435
7,055		Windstream Corp	99,617
7,695	e*	XM Satellite Radio Holdings, Inc (Class A)	109,038
		TOTAL COMMUNICATIONS	2,923,552

DEPOSITORY INSTITUTIONS - 0.90%
434		Bank of Hawaii Corp	22,937
395		Capitol Federal Financial	13,509
1,431		Commerce Bancorp, Inc	55,494
5,653		Hudson City Bancorp, Inc	86,943
4,991		Northern Trust Corp	330,754
4,028		People's United Financial, Inc	69,604
2,724		Synovus Financial Corp	76,408
		TOTAL DEPOSITORY INSTITUTIONS	655,649

EATING AND DRINKING PLACES - 1.45%
2,820		Brinker International, Inc	77,381
1,683		Burger King Holdings, Inc	42,900
1,870	e*	Cheesecake Factory	43,889
3,782		Darden Restaurants, Inc	158,315
5,048		Tim Hortons, Inc	175,923
2,334	e	Wendy's International, Inc	81,480
14,050		Yum! Brands, Inc	475,312
		TOTAL EATING AND DRINKING PLACES	1,055,200

EDUCATIONAL SERVICES - 0.60%
3,875	*	Apollo Group, Inc (Class A)	233,081
2,578	*	Career Education Corp	72,158
1,097	*	ITT Educational Services, Inc	133,494
		TOTAL EDUCATIONAL SERVICES	438,733

ELECTRIC, GAS, AND SANITARY SERVICES - 3.83%
17,905	*	AES Corp	358,816
4,443		Allegheny Energy, Inc	232,191
1,086	*	Allied Waste Industries, Inc	13,847
233		Aqua America, Inc	5,284
8,601		Centerpoint Energy, Inc	137,874
3,751		Constellation Energy Group, Inc	321,798

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,237	*	Covanta Holding Corp	$79,339
1,642	e	DPL, Inc	43,119
1,352	*	Dynegy, Inc (Class A)	12,492
4,737	*	Mirant Corp	192,701
5,225	*	NRG Energy, Inc	220,965
7,724		PPL Corp	357,621
1,531		Questar Corp	80,423
3,981		Republic Services, Inc	130,219
773		Sierra Pacific Resources	12,159
2,368	*	Stericycle, Inc	135,355
13,369		Williams Cos, Inc	455,348
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,789,551

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.19%
6,021	*	Advanced Micro Devices, Inc	79,477
9,509		Altera Corp	228,977
2,862		Ametek, Inc	123,696
4,786		Amphenol Corp (Class A)	190,291
8,771		Analog Devices, Inc	317,159
2,354	*	Avnet, Inc	93,830
500		AVX Corp	8,050
12,562	*	Broadcom Corp (Class A)	457,759
2,277	*	Ciena Corp	86,708
1,583		Cooper Industries Ltd (Class A)	80,875
545	e*	Cree, Inc	16,950
4,042	*	Cypress Semiconductor Corp	118,067
1,060	*	Dolby Laboratories, Inc (Class A)	36,909
435		Eaton Corp	43,082
1,092	e*	Energizer Holdings, Inc	121,048
1,325	*	Fairchild Semiconductor International, Inc	24,751
956	*	First Solar, Inc	112,559
3,098		Garmin Ltd	369,901
1,742		Harman International Industries, Inc	150,718
3,597		Harris Corp	207,871
1,724	*	Integrated Device Technology, Inc	26,688
425	e*	International Rectifier Corp	14,021
1,968		Intersil Corp (Class A)	65,790
964	*	Jarden Corp	29,826
2,927	e*	JDS Uniphase Corp	43,788
1,121		L-3 Communications Holdings, Inc	114,499
760		Lincoln Electric Holdings, Inc	58,984
5,941		Linear Technology Corp	207,876
12,251	*	LSI Logic Corp	90,902
12,658	*	Marvell Technology Group Ltd	207,211
8,587		Maxim Integrated Products, Inc	252,028
6,014	*	MEMC Electronic Materials, Inc	353,984
5,840		Microchip Technology, Inc	212,109
6,671	e*	Micron Technology, Inc	74,048
2,037		Molex, Inc	54,856
7,229		National Semiconductor Corp	196,050
9,946	*	Network Appliance, Inc	267,647
2,242	*	Novellus Systems, Inc	61,117
14,599	*	Nvidia Corp	529,068
3,767	*	QLogic Corp	50,666

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,592	e	RadioShack Corp	$53,551
2,384	e*	Rambus, Inc	45,558
3,062	*	Sanmina-SCI Corp	6,491
1,491	e*	Silicon Laboratories, Inc	62,264
39,217	e*	Sirius Satellite Radio, Inc	136,867
625	e*	Sunpower Corp (Class A)	51,763
1,570	*	Thomas & Betts Corp	92,065
2,131	*	Varian Semiconductor Equipment Associates, Inc	114,051
1,082	*	Vishay Intertechnology, Inc	14,098
1,511		Whirlpool Corp	134,630
7,976		Xilinx, Inc	208,493
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,699,667

ENGINEERING AND MANAGEMENT SERVICES - 2.82%
3,515	*	Amylin Pharmaceuticals, Inc	175,750
1,031		Corporate Executive Board Co	76,541
2,360		Fluor Corp	339,793
730	*	Genpact Ltd	12,374
1,453	*	Gen-Probe, Inc	96,741
1,580	*	Hewitt Associates, Inc (Class A)	55,379
3,197	*	Jacobs Engineering Group, Inc	241,629
5,964	*	McDermott International, Inc	322,533
9,097		Paychex, Inc	372,977
3,872		Quest Diagnostics, Inc	223,685
1,977	*	Shaw Group, Inc	114,864
359	*	URS Corp	20,266
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,052,532

FABRICATED METAL PRODUCTS - 0.51%
765	e*	Alliant Techsystems, Inc	83,615
2,732		Ball Corp	146,845
4,385	*	Crown Holdings, Inc	99,803
695		Stanley Works	39,010
		TOTAL FABRICATED METAL PRODUCTS	369,273

FOOD AND KINDRED PRODUCTS - 1.73%
3,526		Campbell Soup Co	130,462
4,798		H.J. Heinz Co	221,668
1,838	e*	Hansen Natural Corp	104,178
3,189		Hershey Co	148,001
2,349		McCormick & Co, Inc	84,494
919		Pepsi Bottling Group, Inc	34,159
10,305		Sara Lee Corp	171,990
5,656		Wrigley (Wm.) Jr Co	363,285
		TOTAL FOOD AND KINDRED PRODUCTS	1,258,237

FOOD STORES - 0.30%
805	e*	Panera Bread Co (Class A)	32,844
3,781		Whole Foods Market, Inc	185,118
		TOTAL FOOD STORES	217,962

FORESTRY - 0.01%
198		Rayonier, Inc	9,512
		TOTAL FORESTRY	9,512

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.11%
273		Hillenbrand Industries, Inc	$15,020
1,401		HNI Corp	50,436
568		Masco Corp	13,161
		TOTAL FURNITURE AND FIXTURES	78,617

FURNITURE AND HOMEFURNISHINGS STORES - 0.85%
7,417	*	Bed Bath & Beyond, Inc	253,068
1,914		Circuit City Stores, Inc	15,140
4,218	*	GameStop Corp (Class A)	237,684
1,708		Steelcase, Inc (Class A)	30,710
2,463	e	Williams-Sonoma, Inc	80,343
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	616,945

GENERAL BUILDING CONTRACTORS - 0.08%
159	e	Centex Corp	4,225
50	e*	NVR, Inc	23,513
1,957	e	Pulte Homes, Inc	26,635
		TOTAL GENERAL BUILDING CONTRACTORS	54,373

GENERAL MERCHANDISE STORES - 1.36%
3,015	*	Big Lots, Inc	89,968
4,038		Family Dollar Stores, Inc	107,249
6,054		JC Penney Co, Inc	383,642
3,265		Saks, Inc	55,995
12,187		TJX Cos, Inc	354,276
		TOTAL GENERAL MERCHANDISE STORES	991,130

HEALTH SERVICES - 3.11%
2,340		AmerisourceBergen Corp	106,072
237	e	Brookdale Senior Living, Inc	9,435
7,714		Cigna Corp	411,079
213	*	Community Health Systems, Inc	6,697
1,693	*	Covance, Inc	131,885
3,906	*	Coventry Health Care, Inc	242,992
2,877	*	DaVita, Inc	181,769
1,591	*	Edwards Lifesciences Corp	78,452
5,924	*	Express Scripts, Inc	330,678
3,143	*	Laboratory Corp of America Holdings	245,877
2,268	*	Lincare Holdings, Inc	83,122
1,960		Manor Care, Inc	126,224
382		Omnicare, Inc	12,656
1,260	*	Pediatrix Medical Group, Inc	82,429
2,852		Pharmaceutical Product Development, Inc	101,075
1,499	*	Sierra Health Services, Inc	63,243
10,072	e*	Tenet Healthcare Corp	33,842
371		Universal Health Services, Inc (Class B)	20,190
		TOTAL HEALTH SERVICES	2,267,717

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.34%
1,888	*	Foster Wheeler Ltd	247,857
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	247,857

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 5.93%
804	e*	Affiliated Managers Group, Inc	$102,518
130		Apartment Investment & Management Co (Class A)	5,867
2,655		Duke Realty Corp	89,766
285		Essex Property Trust, Inc	33,507
759		Federal Realty Investment Trust	67,247
3,198		General Growth Properties, Inc	171,477
246		Health Care REIT, Inc	10,883
23,570		iShares Russell Midcap Growth Index Fund	2,736,477
865		Kilroy Realty Corp	52,445
1,911		Macerich Co	167,365
383		Plum Creek Timber Co, Inc	17,143
6,017		Prologis	399,228
250		Public Storage, Inc	19,663
753		Taubman Centers, Inc	41,227
460	*	TFS Financial Corp	5,952
3,731		UDR, Inc	90,738
3,558		Ventas, Inc	147,301
1,612		WABCO Holdings, Inc	75,361
2,061		Weingarten Realty Investors	85,449
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,319,614

HOTELS AND OTHER LODGING PLACES - 1.78%
1,505		Boyd Gaming Corp	64,489
998		Choice Hotels International, Inc	37,595
10,451		Hilton Hotels Corp	485,867
1,098		Orient-Express Hotels Ltd (Class A)	56,294
5,771		Starwood Hotels & Resorts Worldwide, Inc	350,588
667	e	Station Casinos, Inc	58,349
406		Wyndham Worldwide Corp	13,301
1,464	e	Wynn Resorts Ltd	230,668
		TOTAL HOTELS AND OTHER LODGING PLACES	1,297,151

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.19%
1,633	*	AGCO Corp	82,907
4,837		American Standard Cos, Inc	172,294
926		Black & Decker Corp	77,136
10,754	*	Brocade Communications Systems, Inc	92,054
438		Carlisle Cos, Inc	21,287
1,568		CDW Corp	136,730
2,798		Cummins, Inc	357,836
1,750		Diebold, Inc	79,485
2,109		Donaldson Co, Inc	88,072
1,710		Dover Corp	87,125
2,297	*	Dresser-Rand Group, Inc	98,105
1,365		Flowserve Corp	103,986
3,474	*	FMC Technologies, Inc	200,311
1,854	e	Graco, Inc	72,510
3,420	*	Grant Prideco, Inc	186,458
2,106		IDEX Corp	76,637
480		Ingersoll-Rand Co Ltd (Class A)	26,146
8,912		International Game Technology	384,107
3,147		Jabil Circuit, Inc	71,877
2,911		Joy Global, Inc	148,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
619		Kennametal, Inc	$51,984
3,307	*	Lam Research Corp	176,131
200		Lennox International, Inc	6,760
1,415	*	Lexmark International, Inc (Class A)	58,765
3,338		Manitowoc Co, Inc	147,807
3,012		Pall Corp	117,167
562	*	Riverbed Technology, Inc	22,699
4,226		Rockwell Automation, Inc	293,749
3,631	*	SanDisk Corp	200,068
1,792	e*	Scientific Games Corp (Class A)	67,379
5,519		Seagate Technology, Inc	141,176
7,229	*	Solectron Corp	28,193
2,765	*	Terex Corp	246,140
1,046		Toro Co	61,536
3,410	*	Varian Medical Systems, Inc	142,845
1,660	*	VeriFone Holdings, Inc	73,588
1,718	*	Western Digital Corp	43,500
1,917	*	Zebra Technologies Corp (Class A)	69,951
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,512,554

INSTRUMENTS AND RELATED PRODUCTS - 5.60%
1,607	*	Advanced Medical Optics, Inc	49,158
10,824	*	Agilent Technologies, Inc	399,189
8,132		Allergan, Inc	524,270
855		Applera Corp (Applied Biosystems Group)	29,617
2,768		Bard (C.R.), Inc	244,110
333		Bausch & Lomb, Inc	21,312
1,366	e	Beckman Coulter, Inc	100,756
464	e	Cooper Cos, Inc	24,323
4,055		Dentsply International, Inc	168,850
58		DRS Technologies, Inc	3,197
1,003	*	Intuitive Surgical, Inc	230,690
5,130		Kla-Tencor Corp	286,151
1,027	*	Mettler-Toledo International, Inc	104,754
1,451	*	Millipore Corp	109,986
1,570		National Instruments Corp	53,898
779		PerkinElmer, Inc	22,755
4,803		Pitney Bowes, Inc	218,152
2,111	*	Resmed, Inc	90,499
2,060	*	Respironics, Inc	98,942
4,485		Rockwell Collins, Inc	327,584
2,320		Roper Industries, Inc	151,960
9,075	*	St. Jude Medical, Inc	399,935
1,070	*	Techne Corp	67,496
409		Tektronix, Inc	11,346
2,487	*	Teradyne, Inc	34,321
3,204	*	Trimble Navigation Ltd	125,629
2,700	*	Waters Corp	180,684
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,079,564

INSURANCE AGENTS, BROKERS AND SERVICE - 0.14%
3,045		Brown & Brown, Inc	80,084
621		Gallagher (Arthur J.) & Co	17,990
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	98,074

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 1.18%
120		CNA Financial Corp	$4,718
247		Erie Indemnity Co (Class A)	15,099
68		Hanover Insurance Group, Inc	3,005
1,258		HCC Insurance Holdings, Inc	36,029
3,035	*	Health Net, Inc	164,042
4,504	*	Humana, Inc	314,740
378		PartnerRe Ltd	29,858
1,221	*	Philadelphia Consolidated Holding Co	50,476
402		Principal Financial Group	25,362
278		Transatlantic Holdings, Inc	19,552
1,191		W.R. Berkley Corp	35,289
1,107	*	WellCare Health Plans, Inc	116,711
555		XL Capital Ltd (Class A)	43,956
		TOTAL INSURANCE CARRIERS	858,837

JUSTICE, PUBLIC ORDER AND SAFETY - 0.12%
3,288	*	Corrections Corp of America	86,047
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	86,047

LEATHER AND LEATHER PRODUCTS - 0.84%
9,958	*	Coach, Inc	470,715
2,146	e*	CROCS, Inc	144,319
		TOTAL LEATHER AND LEATHER PRODUCTS	615,034

METAL MINING - 0.20%
1,115	e	Cleveland-Cliffs, Inc	98,087
1,174		Foundation Coal Holdings, Inc	46,021
		TOTAL METAL MINING	144,108

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,472		Hasbro, Inc	41,039
4,722		Mattel, Inc	110,778
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	151,817

MISCELLANEOUS RETAIL - 1.09%
157		Barnes & Noble, Inc	5,536
1,619	e*	Coldwater Creek, Inc	17,582
1,052	e*	Dick's Sporting Goods, Inc	70,642
2,599	*	Dollar Tree Stores, Inc	105,363
1,216		MSC Industrial Direct Co (Class A)	61,517
966	e*	Nutri/System, Inc	45,296
7,355	*	Office Depot, Inc	151,660
973		OfficeMax, Inc	33,345
3,640		Petsmart, Inc	116,116
3,651		Tiffany & Co	191,130
		TOTAL MISCELLANEOUS RETAIL	798,187

MOTION PICTURES - 0.28%
4,146	*	Discovery Holding Co (Class A)	119,612
1,408	*	DreamWorks Animation SKG, Inc (Class A)	47,055
1,680	e	Regal Entertainment Group (Class A)	36,876
		TOTAL MOTION PICTURES	203,543

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.81%
207	e*	AmeriCredit Corp	$3,639
3,717		Broadridge Financial Solutions, Inc	70,437
2,007	e	CapitalSource, Inc	40,622
1,673	e	First Marblehead Corp	63,457
6,672		Textron, Inc	415,065
		TOTAL NONDEPOSITORY INSTITUTIONS	593,220

NONMETALLIC MINERALS, EXCEPT FUELS - 0.42%
1,301		Florida Rock Industries, Inc	81,299
2,554		Vulcan Materials Co	227,689
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	308,988

OIL AND GAS EXTRACTION - 7.29%
7,866		BJ Services Co	208,842
2,950	*	Cameron International Corp	272,256
1,144	e*	Cheniere Energy, Inc	44,810
7,213		Chesapeake Energy Corp	254,330
762	*	CNX Gas Corp	21,923
370	*	Continental Resources, Inc	6,712
3,270	*	Denbury Resources, Inc	146,136
1,845		Diamond Offshore Drilling, Inc	209,020
3,699		ENSCO International, Inc	207,514
2,480		Equitable Resources, Inc	128,638
2,479	*	Global Industries Ltd	63,859
6,115		GlobalSantaFe Corp	464,862
1,982	*	Helix Energy Solutions Group, Inc	84,156
6,657	*	Nabors Industries Ltd	204,836
4,739	d*	National Oilwell Varco, Inc	684,786
7,190		Noble Corp	352,670
1,425	*	Oceaneering International, Inc	108,015
3,292	*	Pride International, Inc	120,323
1,302	*	Quicksilver Resources, Inc	61,259
3,963		Range Resources Corp	161,136
2,132	e	Rowan Cos, Inc	77,989
5,376		Smith International, Inc	383,846
4,551	*	Southwestern Energy Co	190,459
2,185	*	Superior Energy Services	77,436
2,005	e*	Tetra Technologies, Inc	42,386
1,033		Tidewater, Inc	64,914
1,002	*	Unit Corp	48,497
558	e	W&T Offshore, Inc	13,604
9,026	*	Weatherford International Ltd	606,367
		TOTAL OIL AND GAS EXTRACTION	5,311,581

PAPER AND ALLIED PRODUCTS - 0.17%
6,190	*	Domtar Corporation	50,758
2,429		Packaging Corp of America	70,611
		TOTAL PAPER AND ALLIED PRODUCTS	121,369

PERSONAL SERVICES - 0.47%
2,781		Cintas Corp	103,175
8,665	e	H&R Block, Inc	183,525

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
978	e	Weight Watchers International, Inc	$56,294
		TOTAL PERSONAL SERVICES	342,994

PETROLEUM AND COAL PRODUCTS - 0.94%
2,592		Cabot Oil & Gas Corp	91,135
1,520		Frontier Oil Corp	63,293
1,224		Holly Corp	73,232
656		Noble Energy, Inc	45,946
3,253		Sunoco, Inc	230,247
3,658		Tesoro Corp	168,341
363		Western Refining, Inc	14,731
		TOTAL PETROLEUM AND COAL PRODUCTS	686,925

PRIMARY METAL INDUSTRIES - 1.84%
2,985	*	AK Steel Holding Corp	131,191
2,733		Allegheny Technologies, Inc	300,493
408		Carpenter Technology Corp	53,044
1,640	*	CommScope, Inc	82,394
1,403	*	General Cable Corp	94,169
540		Hubbell, Inc (Class B)	30,845
3,683		Precision Castparts Corp	545,010
820		Steel Dynamics, Inc	38,294
1,881	e*	Titanium Metals Corp	63,126
		TOTAL PRIMARY METAL INDUSTRIES	1,338,566

PRINTING AND PUBLISHING - 0.58%
1,620		Dow Jones & Co, Inc	96,714
1,592		Dun & Bradstreet Corp	156,987
906		Harte-Hanks, Inc	17,830
1,386		John Wiley & Sons, Inc (Class A)	62,273
1,285		Meredith Corp	73,631
868	e	New York Times Co (Class A)	17,152
		TOTAL PRINTING AND PUBLISHING	424,587

RAILROAD TRANSPORTATION - 0.17%
2,015		CSX Corp	86,101
1,260	e*	Kansas City Southern Industries, Inc	40,534
		TOTAL RAILROAD TRANSPORTATION	126,635

REAL ESTATE - 0.58%
5,240	*	CB Richard Ellis Group, Inc (Class A)	145,882
1,930	e	Forest City Enterprises, Inc (Class A)	106,459
989		Jones Lang LaSalle, Inc	101,630
2,021		St. Joe Co	67,926
		TOTAL REAL ESTATE	421,897

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.41%
5,626	*	Goodyear Tire & Rubber Co	171,087
3,874		Newell Rubbermaid, Inc	111,649
578		Sealed Air Corp	14,774
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	297,510

SECURITY AND COMMODITY BROKERS - 3.30%
1,760		A.G. Edwards, Inc	147,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
971		BlackRock, Inc	$168,381
4,328	*	E*Trade Financial Corp	56,524
2,955		Eaton Vance Corp	118,082
2,352		Federated Investors, Inc (Class B)	93,374
1,887	*	IntercontinentalExchange, Inc	286,635
1,188	e*	Investment Technology Group, Inc	51,060
3,852		Janus Capital Group, Inc	108,935
1,415	e	Lazard Ltd (Class A)	59,996
1,450		Legg Mason, Inc	122,221
1,320	*	MF Global Ltd	38,280
2,451	*	Nasdaq Stock Market, Inc	92,354
2,123		Nuveen Investments, Inc (Class A)	131,499
2,456	e	Nymex Holdings, Inc	319,722
3,488		SEI Investments Co	95,153
7,127		T Rowe Price Group, Inc	396,903
6,660	*	TD Ameritrade Holding Corp	121,345
		TOTAL SECURITY AND COMMODITY BROKERS	2,407,864

SPECIAL TRADE CONTRACTORS - 0.15%
4,281	e*	Quanta Services, Inc	113,232
		TOTAL SPECIAL TRADE CONTRACTORS	113,232

STONE, CLAY, AND GLASS PRODUCTS - 0.40%
1,327		Eagle Materials, Inc	47,427
3,905		Gentex Corp	83,723
3,885	*	Owens-Illinois, Inc	161,033
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	292,183

TOBACCO PRODUCTS - 0.36%
1,725		Loews Corp (Carolina Group)	141,847
2,369		UST, Inc	117,502
		TOTAL TOBACCO PRODUCTS	259,349

TRANSPORTATION BY AIR - 0.83%
6,456	*	AMR Corp	143,904
2,627	e*	Continental Airlines, Inc (Class B)	86,770
451		Copa Holdings S.A. (Class A)	18,063
6,439	*	Delta Air Lines, Inc	115,580
4,700	e*	Northwest Airlines Corp	83,660
4,479		Southwest Airlines Co	66,289
1,860	*	UAL Corp	86,546
		TOTAL TRANSPORTATION BY AIR	600,812

TRANSPORTATION EQUIPMENT - 1.77%
1,280		Autoliv, Inc	76,480
2,472	*	BE Aerospace, Inc	102,662
3,354		Goodrich Corp	228,843
6,907		Harley-Davidson, Inc	319,172
2,255		Harsco Corp	133,654
590		ITT Industries, Inc	40,079
1,983		Oshkosh Truck Corp	122,887
3,506	*	Pactiv Corp	100,482
1,540	*	Spirit Aerosystems Holdings, Inc (Class A)	59,968
818		Thor Industries, Inc	36,802

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,903	e	Trinity Industries, Inc	$71,439
		TOTAL TRANSPORTATION EQUIPMENT	1,292,468

TRANSPORTATION SERVICES - 0.82%
4,535		CH Robinson Worldwide, Inc	246,205
5,704		Expeditors International Washington, Inc	269,799
518	e	GATX Corp	22,145
2,646		UTI Worldwide, Inc	60,805
		TOTAL TRANSPORTATION SERVICES	598,954

TRUCKING AND WAREHOUSING - 0.24%
924		Con-way, Inc	42,504
2,649		J.B. Hunt Transport Services, Inc	69,669
1,534		Landstar System, Inc	64,382
		TOTAL TRUCKING AND WAREHOUSING	176,555

WATER TRANSPORTATION - 0.18%
1,340		Frontline Ltd	64,695
1,434	*	Kirby Corp	63,297
		TOTAL WATER TRANSPORTATION	127,992

WHOLESALE TRADE-DURABLE GOODS - 1.09%
1,848	*	Arrow Electronics, Inc	78,577
339		BorgWarner, Inc	31,029
3,083	*	Cytyc Corp	146,905
1,137		Martin Marietta Materials, Inc	151,846
3,713	*	Patterson Cos, Inc	143,359
1,281	e	Pool Corp	31,999
170		Reliance Steel & Aluminum Co	9,612
1,588		W.W. Grainger, Inc	144,810
1,244	*	WESCO International, Inc	53,417
		TOTAL WHOLESALE TRADE-DURABLE GOODS	791,554

WHOLESALE TRADE-NONDURABLE GOODS - 0.83%
1,966		Airgas, Inc	101,505
1,089	e*	Bare Escentuals, Inc	27,083
1,472	e	Brown-Forman Corp (Class B)	110,268
230		Dean Foods Co	5,883
3,584	*	Endo Pharmaceuticals Holdings, Inc	111,140
2,377	*	Henry Schein, Inc	144,617
1,370		Herbalife Ltd	62,280
942	e*	Tractor Supply Co	43,408
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	606,184

		TOTAL COMMON STOCKS
		(Cost $57,807,757)	72,056,767

PRINCIPAL
SHORT-TERM INVESTMENTS - 5.92%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.72%
$ 1,250,000	d	Federal Home Loan Bank (FHLB), 10/01/07	1,249,583

SHARES
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.20%
3,064,401		State Street Navigator Securities Lending Prime Portfolio	3,064,401

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

		VALUE
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,314,401)	$4,313,984

	TOTAL PORTFOLIO - 104.79%
	(Cost $62,122,158)	76,370,751
	OTHER ASSETS & LIABILITIES, NET - (4.79%)	(3,489,151)

	NET ASSETS - 100.00%	$72,881,600

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $1,289,321.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.62%

AMUSEMENT AND RECREATION SERVICES - 0.42%
7,041		Harrah's Entertainment, Inc	$612,074
3,146		International Speedway Corp (Class A)	144,276
1,687	e	Warner Music Group Corp	17,039
		TOTAL AMUSEMENT AND RECREATION SERVICES	773,389

APPAREL AND ACCESSORY STORES - 0.66%
1,229	*	AnnTaylor Stores Corp	38,922
13,595		Foot Locker, Inc	208,411
53,082		Gap, Inc	978,832
		TOTAL APPAREL AND ACCESSORY STORES	1,226,165

APPAREL AND OTHER TEXTILE PRODUCTS - 0.61%
9,641	e	Jones Apparel Group, Inc	203,714
8,625	e	Liz Claiborne, Inc	296,096
7,970		VF Corp	643,578
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,143,388

AUTO REPAIR, SERVICES AND PARKING - 0.27%
9,739	e*	Hertz Global Holdings, Inc	221,270
5,540		Ryder System, Inc	271,460
		TOTAL AUTO REPAIR, SERVICES AND PARKING	492,730

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
14,288	e*	Autonation, Inc	253,183
4,326	e	Penske Auto Group, Inc	87,558
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	340,741

BUSINESS SERVICES - 3.09%
4,979	*	Affiliated Computer Services, Inc (Class A)	250,145
5,226	*	Avis Budget Group, Inc	119,623
13,666		CA, Inc	351,490
17,838	*	Cadence Design Systems, Inc	395,825
1,171	*	Ceridian Corp	40,681
1,511	e*	Checkfree Corp	70,322
15,591	*	Computer Sciences Corp	871,537
5,345	*	Compuware Corp	42,867
12,023	*	Convergys Corp	208,719
18,922		Electronic Data Systems Corp	413,256
17,896	e*	Expedia, Inc	570,524
4,573	e	Fair Isaac Corp	165,131
2,678		Fidelity National Information Services, Inc	118,823
2,260	e*	Getty Images, Inc	62,918
1,856		IMS Health, Inc	56,868
15,897	e*	Interpublic Group of Cos, Inc	165,011
13,013	*	Juniper Networks, Inc	476,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
859	*	Kinetic Concepts, Inc	$48,345
13,808	*	NCR Corp	687,638
26,900	*	Novell, Inc	205,516
31,152	*	Unisys Corp	206,226
7,232	*	United Rentals, Inc	232,653
		TOTAL BUSINESS SERVICES	5,760,524

CHEMICALS AND ALLIED PRODUCTS - 4.33%
10,165		Air Products & Chemicals, Inc	993,730
5,830		Alberto-Culver Co	144,526
1,377		Avery Dennison Corp	78,517
3,031		Avon Products, Inc	113,753
1,598		Cabot Corp	56,777
4,104		Celanese Corp (Series A)	159,974
3,925	*	Charles River Laboratories International, Inc	220,389
20,126		Chemtura Corp	178,920
1,037		Clorox Co	63,247
3,758		Cytec Industries, Inc	257,010
7,418		Eastman Chemical Co	495,003
6,702		FMC Corp	348,638
7,892		Huntsman Corp	209,059
2,089	e	International Flavors & Fragrances, Inc	110,425
2,541	*	Invitrogen Corp	207,676
21,994	e*	King Pharmaceuticals, Inc	257,770
4,520		Lubrizol Corp	294,071
20,327		Lyondell Chemical Co	942,156
13,290	*	Millennium Pharmaceuticals, Inc	134,894
7,821	*	Mosaic Co	418,580
14,533		PPG Industries, Inc	1,097,968
6,192	e	Rohm & Haas Co	344,709
1,501		RPM International, Inc	35,949
3,137	e	Scotts Miracle-Gro Co (Class A)	134,107
8,115		Sigma-Aldrich Corp	395,525
8,006		Valspar Corp	217,843
3,803	*	Watson Pharmaceuticals, Inc	123,217
1,196	e	Westlake Chemical Corp	30,295
		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,064,728

COMMUNICATIONS - 4.18%
29,713	*	Avaya, Inc	503,932
13,080	*	Cablevision Systems Corp (Class A)	457,015
278	*	Central European Media Enterprises Ltd (Class A)	25,495
9,733		CenturyTel, Inc	449,859
25,058	e	Citizens Communications Co	358,831
2,057	e*	Clearwire Corp (Class A)	50,273
3,735	*	Crown Castle International Corp	151,753
13,524		Embarq Corp	751,934
2,230		Hearst-Argyle Television, Inc	57,891
14,357	e*	IAC/InterActiveCorp	425,972
16,688	*	Liberty Global, Inc (Class A)	684,542
11,421	*	Liberty Media Corp - Capital (Series A)	1,425,683
23,135	*	Liberty Media Holding Corp (Interactive A)	444,423
143,552	e*	Qwest Communications International, Inc	1,314,936
4,938		Telephone & Data Systems, Inc	329,612

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
999	*	US Cellular Corp	$98,102
18,391		Windstream Corp	259,681
		TOTAL COMMUNICATIONS	7,789,934

DEPOSITORY INSTITUTIONS - 6.69%
11,287		Associated Banc-Corp	334,434
7,712		Astoria Financial Corp	204,599
7,292	e	Bancorpsouth, Inc	177,196
2,753		Bank of Hawaii Corp	145,496
1,940		BOK Financial Corp	99,735
600	e	Capitol Federal Financial	20,520
3,782		City National Corp	262,887
14,042	e	Colonial Bancgroup, Inc	303,588
13,806		Comerica, Inc	707,972
12,080	e	Commerce Bancorp, Inc	468,462
6,369	e	Commerce Bancshares, Inc	292,273
5,246	e	Cullen/Frost Bankers, Inc	262,930
5,406	e	East West Bancorp, Inc	194,400
541		First Citizens Bancshares, Inc (Class A)	94,350
11,192	e	First Horizon National Corp	298,379
15,766	e	Fulton Financial Corp	226,715
29,069		Hudson City Bancorp, Inc	447,081
32,467	e	Huntington Bancshares, Inc	551,290
6,254	e	IndyMac Bancorp, Inc	147,657
34,730		Keycorp	1,122,821
6,075		M&T Bank Corp	628,459
22,988		Marshall & Ilsley Corp	1,006,185
27,841	e	New York Community Bancorp, Inc	530,371
2,952		Northern Trust Corp	195,629
5,770		People's United Financial, Inc	99,706
25,517		Popular, Inc	313,349
37,542		Sovereign Bancorp, Inc	639,716
15,250		Synovus Financial Corp	427,763
10,973		TCF Financial Corp	287,273
4,234		UnionBanCal Corp	247,308
11,141	e	Valley National Bancorp	247,107
1		Wachovia Corp	50
8,046		Washington Federal, Inc	211,288
4,818		Webster Financial Corp	202,934
5,770		Whitney Holding Corp	152,213
6,192	e	Wilmington Trust Corp	240,869
9,631		Zions Bancorporation	661,361
		TOTAL DEPOSITORY INSTITUTIONS	12,454,366

ELECTRIC, GAS, AND SANITARY SERVICES - 13.02%
7,073		AGL Resources, Inc	280,232
10,070		Alliant Energy Corp	385,882
21,400	*	Allied Waste Industries, Inc	272,850
18,352	e	Ameren Corp	963,480
35,301		American Electric Power Co, Inc	1,626,670
10,487		Aqua America, Inc	237,845
7,916		Atmos Energy Corp	224,181
20,087	e	CMS Energy Corp	337,863
23,919	e	Consolidated Edison, Inc	1,107,450

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,575		Constellation Energy Group, Inc	$306,699
4,645	e	DPL, Inc	121,978
15,585		DTE Energy Co	754,937
25,092	*	Dynegy, Inc (Class A)	231,850
28,843		Edison International	1,599,344
61,531		El Paso Corp	1,044,181
6,349		Energen Corp	362,655
14,348		Energy East Corp	388,113
7,797	e	Great Plains Energy, Inc	224,632
7,460	e	Hawaiian Electric Industries, Inc	161,957
6,778	e	Integrys Energy Group, Inc	347,237
16,340		MDU Resources Group, Inc	454,906
7,133	*	Mirant Corp	290,170
7,624	e	National Fuel Gas Co	356,879
24,764		NiSource, Inc	473,983
13,944		Northeast Utilities	398,380
4,182	e*	NRG Energy, Inc	176,857
9,695	e	NSTAR	337,483
8,244		OGE Energy Corp	272,876
9,207		Oneok, Inc	436,412
17,286		Pepco Holdings, Inc	468,105
31,115		PG&E Corp	1,487,297
9,010		Pinnacle West Capital Corp	355,985
8,678		PPL Corp	401,791
22,972		Progress Energy, Inc	1,076,238
10,539	e	Puget Energy, Inc	257,889
10,073		Questar Corp	529,135
30,816	*	Reliant Energy, Inc	788,890
1,322		Republic Services, Inc	43,243
10,481		SCANA Corp	406,034
23,529		Sempra Energy	1,367,505
16,723		Sierra Pacific Resources	263,053
9,675	e	Southern Union Co	300,989
18,962		TECO Energy, Inc	311,546
9,564		UGI Corp	248,473
7,012	e	Vectren Corp	191,357
8,643		Williams Cos, Inc	294,381
10,623		Wisconsin Energy Corp	478,354
36,831	e	Xcel Energy, Inc	793,340
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	24,241,587

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.74%
10,384	*	ADC Telecommunications, Inc	203,630
29,010	e*	Advanced Micro Devices, Inc	382,932
43,281	*	Atmel Corp	223,330
5,462	*	Avnet, Inc	217,715
3,504	e	AVX Corp	56,414
10,988		Cooper Industries Ltd (Class A)	561,377
5,600	e*	Cree, Inc	174,160
11,439		Eaton Corp	1,132,919
1,408	*	Energizer Holdings, Inc	156,077
6,441	*	Fairchild Semiconductor International, Inc	120,318
11,633	*	Integrated Device Technology, Inc	180,079
4,968	e*	International Rectifier Corp	163,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,529		Intersil Corp (Class A)	$184,834
2,978	*	Jarden Corp	92,139
8,239	e*	JDS Uniphase Corp	123,255
7,356		L-3 Communications Holdings, Inc	751,342
1,161		Lincoln Electric Holdings, Inc	90,105
27,743	e*	LSI Logic Corp	205,853
45,131	e*	Micron Technology, Inc	500,954
5,239		Molex, Inc	141,086
4,071	e*	Novellus Systems, Inc	110,975
1,432	*	QLogic Corp	19,260
3,577	e	RadioShack Corp	73,901
1,158	e*	Rambus, Inc	22,129
36,380	*	Sanmina-SCI Corp	77,126
3,452		Teleflex, Inc	268,980
39,293	*	Tellabs, Inc	374,069
13,432	*	Vishay Intertechnology, Inc	175,019
2,004		Whirlpool Corp	178,556
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,962,428

ENGINEERING AND MANAGEMENT SERVICES - 0.54%
3,248	*	Hewitt Associates, Inc (Class A)	113,842
14,942	*	KBR, Inc	579,301
1,011	e	Quest Diagnostics, Inc	58,405
682	*	Shaw Group, Inc	39,624
3,740	e*	URS Corp	211,123
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,002,295

FABRICATED METAL PRODUCTS - 1.39%
408	e*	Alliant Techsystems, Inc	44,594
10,925		Commercial Metals Co	345,776
4,509		Crane Co	216,297
10,229		Parker Hannifin Corp	1,143,909
8,834		Pentair, Inc	293,112
5,115		Snap-On, Inc	253,397
5,013		Stanley Works	281,380
		TOTAL FABRICATED METAL PRODUCTS	2,578,465

FOOD AND KINDRED PRODUCTS - 4.32%
10,647		Bunge Ltd	1,144,020
8,720		Campbell Soup Co	322,640
27,732		Coca-Cola Enterprises, Inc	671,669
44,092		ConAgra Foods, Inc	1,152,124
16,759	*	Constellation Brands, Inc (Class A)	405,735
6,730		Corn Products International, Inc	308,705
18,231		Del Monte Foods Co	191,426
13,140		H.J. Heinz Co	607,068
4,320		Hershey Co	200,491
6,687		Hormel Foods Corp	239,261
4,982		J.M. Smucker Co	266,138
3,932		McCormick & Co, Inc	141,434
4,793		Molson Coors Brewing Co (Class B)	477,718
9,308		Pepsi Bottling Group, Inc	345,978
5,191		PepsiAmericas, Inc	168,396
31,016		Sara Lee Corp	517,657

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,826	e*	Smithfield Foods, Inc	$309,519
23,396		Tyson Foods, Inc (Class A)	417,619
2,494		Wrigley (Wm.) Jr Co	160,190
		TOTAL FOOD AND KINDRED PRODUCTS	8,047,788

FOOD STORES - 1.09%
39,092		Safeway, Inc	1,294,336
18,587		Supervalu, Inc	725,079
		TOTAL FOOD STORES	2,019,415

FORESTRY - 0.16%
6,312		Rayonier, Inc	303,228
		TOTAL FORESTRY	303,228

FURNITURE AND FIXTURES - 0.68%
4,424		Hillenbrand Industries, Inc	243,408
15,067		Leggett & Platt, Inc	288,684
31,498		Masco Corp	729,809
		TOTAL FURNITURE AND FIXTURES	1,261,901

FURNITURE AND HOMEFURNISHINGS STORES - 0.26%
8,578	e	Circuit City Stores, Inc	67,852
4,874	e*	Mohawk Industries, Inc	396,256
1,559	e	Steelcase, Inc (Class A)	28,031
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	492,139

GENERAL BUILDING CONTRACTORS - 0.94%
10,002	e	Centex Corp	265,753
27,614	e	DR Horton, Inc	353,735
6,760	e	KB Home	169,406
11,998		Lennar Corp (Class A)	271,755
2,967	e	MDC Holdings, Inc	121,469
231	e*	NVR, Inc	108,628
12,044	e	Pulte Homes, Inc	163,919
3,720	e	Ryland Group, Inc	79,720
11,157	e*	Toll Brothers, Inc	223,028
		TOTAL GENERAL BUILDING CONTRACTORS	1,757,413

GENERAL MERCHANDISE STORES - 0.19%
6,151	*	BJ's Wholesale Club, Inc	203,967
5,749	e	Dillard's, Inc (Class A)	125,501
1,746	e	Saks, Inc	29,944
		TOTAL GENERAL MERCHANDISE STORES	359,412

HEALTH SERVICES - 0.85%
8,669		AmerisourceBergen Corp	392,966
2,279	e	Brookdale Senior Living, Inc	90,727
7,748	*	Community Health Systems, Inc	243,597
899	*	Coventry Health Care, Inc	55,927
20,183	e	Health Management Associates, Inc (Class A)	140,070
5,109	e*	LifePoint Hospitals, Inc	153,321
9,456	e	Omnicare, Inc	313,277
10,226	e*	Tenet Healthcare Corp	34,359
3,010		Universal Health Services, Inc (Class B)	163,804
		TOTAL HEALTH SERVICES	1,588,048

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 11.78%
13,500	e	Allied Capital Corp	$396,765
8,986		AMB Property Corp	537,453
27,690		Annaly Mortgage Management, Inc	441,102
8,136		Apartment Investment & Management Co (Class A)	367,178
19,607	e*	Archstone-Smith Trust	1,179,165
7,139		AvalonBay Communities, Inc	842,830
9,070		Boston Properties, Inc	942,373
8,248		Brandywine Realty Trust	208,757
4,660	e	BRE Properties, Inc (Class A)	260,634
5,116		Camden Property Trust	328,703
5,837		CBL & Associates Properties, Inc	204,587
4,174		Colonial Properties Trust	143,168
11,071		Developers Diversified Realty Corp	618,537
9,216		Douglas Emmett, Inc	227,912
3,306		Duke Realty Corp	111,776
25,739		Equity Residential	1,090,304
1,152	e	Essex Property Trust, Inc	135,441
2,463		Federal Realty Investment Trust	218,222
8,408		General Growth Properties, Inc	450,837
18,010		HCP, Inc	597,392
6,238		Health Care REIT, Inc	275,969
8,453		Hospitality Properties Trust	343,614
46,213		Host Marriott Corp	1,037,020
19,089		HRPT Properties Trust	188,790
25,915		iShares Russell Midcap Value Index Fund	3,920,940
11,463		iStar Financial, Inc	389,627
19,009		Kimco Realty Corp	859,397
8,098		Liberty Property Trust	325,621
6,155		Mack-Cali Realty Corp	252,971
14,427		Plum Creek Timber Co, Inc	645,753
2,840		Prologis	188,434
10,196		Public Storage, Inc	801,915
6,225		Regency Centers Corp	477,769
5,260	e	SL Green Realty Corp	614,210
2,266		Taubman Centers, Inc	124,064
7,659	*	TFS Financial Corp	99,107
11,535	e	Thornburg Mortgage, Inc	148,225
26,412		Virgin Media, Inc	641,019
11,875		Vornado Realty Trust	1,298,531
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,936,112

HOTELS AND OTHER LODGING PLACES - 0.34%
1,628		Station Casinos, Inc	142,417
14,946		Wyndham Worldwide Corp	489,631
		TOTAL HOTELS AND OTHER LODGING PLACES	632,048

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.19%
2,817	*	AGCO Corp	143,019
2,820		Black & Decker Corp	234,906
3,985		Carlisle Cos, Inc	193,671
12,267		Dover Corp	625,004

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
574		Flowserve Corp	$43,727
4,680	*	Gardner Denver, Inc	182,520
25,045		Ingersoll-Rand Co Ltd (Class A)	1,364,201
6,027		Jabil Circuit, Inc	137,657
1,448		Kennametal, Inc	121,603
4,422		Lennox International, Inc	149,464
3,816	*	Lexmark International, Inc (Class A)	158,478
1,034		Pall Corp	40,223
8,201	e*	SanDisk Corp	451,875
29,886		Seagate Technology, Inc	764,484
54,321	*	Solectron Corp	211,852
5,038		SPX Corp	466,317
8,083		Timken Co	300,283
13,732	*	Western Digital Corp	347,694
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,936,978

INSTRUMENTS AND RELATED PRODUCTS - 2.08%
13,488		Applera Corp (Applied Biosystems Group)	467,224
3,770	e	Bausch & Lomb, Inc	241,280
1,009		Beckman Coulter, Inc	74,424
2,364	e	Cooper Cos, Inc	123,921
3,210		DRS Technologies, Inc	176,935
25,742	e	Eastman Kodak Co	688,856
7,774		PerkinElmer, Inc	227,079
3,539		Pitney Bowes, Inc	160,741
5,482		Tektronix, Inc	152,071
8,312	*	Teradyne, Inc	114,706
82,976	*	Xerox Corp	1,438,804
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,866,041

INSURANCE AGENTS, BROKERS AND SERVICE - 0.96%
26,134		AON Corp	1,171,065
7,002	e	Gallagher (Arthur J.) & Co	202,848
807	e	White Mountains Insurance Group Ltd	419,438
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,793,351

INSURANCE CARRIERS - 9.14%
447	e*	Alleghany Corp	181,482
5,346		Allied World Assurance Holdings Ltd	277,511
9,023		Ambac Financial Group, Inc	567,637
7,746		American Financial Group, Inc	220,916
1,287		American National Insurance Co	169,305
4,503	*	Arch Capital Group Ltd	335,068
10,759	e	Assurant, Inc	575,607
13,610		Axis Capital Holdings Ltd	529,565
15,228		Cincinnati Financial Corp	659,525
2,430	e	CNA Financial Corp	95,548
16,406	*	Conseco, Inc	262,496
5,069		Endurance Specialty Holdings Ltd	210,617
3,445	e	Erie Indemnity Co (Class A)	210,593
5,592		Everest Re Group Ltd	616,462
19,466	e	Fidelity National Title Group, Inc (Class A)	340,266
8,553	e	First American Corp	313,211
38,207		Genworth Financial, Inc (Class A)	1,174,101

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,133		Hanover Insurance Group, Inc	$182,637
5,637		HCC Insurance Holdings, Inc	161,444
14,826	e	Leucadia National Corp	714,910
881	*	Markel Corp	426,404
11,578		MBIA, Inc	706,837
2,300		Mercury General Corp	124,039
7,536	e	MGIC Investment Corp	243,488
4,741	e	Nationwide Financial Services, Inc (Class A)	255,161
20,871		Old Republic International Corp	391,123
1,995		OneBeacon Insurance Group Ltd	42,992
3,896	e	PartnerRe Ltd	307,745
930	*	Philadelphia Consolidated Holding Co	38,446
7,875	e	PMI Group, Inc	257,513
22,377		Principal Financial Group	1,411,765
6,341		Protective Life Corp	269,112
7,258		Radian Group, Inc	168,966
2,680		Reinsurance Group Of America, Inc	151,929
6,397		RenaissanceRe Holdings Ltd	418,428
9,560		Safeco Corp	585,263
4,968		Stancorp Financial Group, Inc	245,966
8,454		Torchmark Corp	526,853
1,560		Transatlantic Holdings, Inc	109,715
4,325		Unitrin, Inc	214,477
31,747		UnumProvident Corp	776,849
11,028		W.R. Berkley Corp	326,760
144		Wesco Financial Corp	57,312
14,535		XL Capital Ltd (Class A)	1,151,172
		TOTAL INSURANCE CARRIERS	17,007,216

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.14%
7,453		Laidlaw International, Inc	262,495
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	262,495

LUMBER AND WOOD PRODUCTS - 0.09%
9,783	e	Louisiana-Pacific Corp	166,018
		TOTAL LUMBER AND WOOD PRODUCTS	166,018

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.01%
1,720	*	Armstrong World Industries, Inc	69,815
13,513		Fortune Brands, Inc	1,101,174
9,355		Hasbro, Inc	260,817
19,223		Mattel, Inc	450,972
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,882,778

MISCELLANEOUS RETAIL - 0.29%
4,151		Barnes & Noble, Inc	146,364
3,613		OfficeMax, Inc	123,818
59,453	e*	Rite Aid Corp	274,673
		TOTAL MISCELLANEOUS RETAIL	544,855

MOTION PICTURES - 0.21%
11,119	*	Discovery Holding Co (Class A)	320,783
1,416	*	DreamWorks Animation SKG, Inc (Class A)	47,323
740	e	Regal Entertainment Group (Class A)	16,243
		TOTAL MOTION PICTURES	384,349

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.93%
16,571	e	American Capital Strategies Ltd	$708,079
9,729	e*	AmeriCredit Corp	171,036
4,581	e	CapitalSource, Inc	92,719
16,977		CIT Group, Inc	682,475
390		Student Loan Corp	70,325
		TOTAL NONDEPOSITORY INSTITUTIONS	1,724,634

OIL AND GAS EXTRACTION - 2.16%
17,007	e	Chesapeake Energy Corp	599,667
7,496	e	Cimarex Energy Co	279,226
1,274	*	Continental Resources, Inc	23,110
964		ENSCO International, Inc	54,080
2,456		Equitable Resources, Inc	127,393
7,084	e*	Forest Oil Corp	304,895
1,633	e*	Helix Energy Solutions Group, Inc	69,337
9,148		Helmerich & Payne, Inc	300,329
2,937	*	Nabors Industries Ltd	90,371
13,872	e	Patterson-UTI Energy, Inc	313,091
11,135		Pioneer Natural Resources Co	500,852
6,331	*	Plains Exploration & Production Co	279,957
5,259		Pogo Producing Co	279,305
3,803	*	Pride International, Inc	139,000
2,800	e	Rowan Cos, Inc	102,424
2,093	e*	SEACOR Holdings, Inc	199,044
5,312		St. Mary Land & Exploration Co	189,479
1,773	e	Tidewater, Inc	111,415
895	*	Unit Corp	43,318
889	e	W&T Offshore, Inc	21,674
		TOTAL OIL AND GAS EXTRACTION	4,027,967

PAPER AND ALLIED PRODUCTS - 1.05%
9,517		Bemis Co	277,040
19,637	*	Domtar Corporation	161,023
16,452		MeadWestvaco Corp	485,828
23,105	*	Smurfit-Stone Container Corp	269,866
8,993		Sonoco Products Co	271,409
9,368		Temple-Inland, Inc	493,038
		TOTAL PAPER AND ALLIED PRODUCTS	1,958,204

PERSONAL SERVICES - 0.24%
2,871		Cintas Corp	106,514
26,860		Service Corp International	346,494
		TOTAL PERSONAL SERVICES	453,008

PETROLEUM AND COAL PRODUCTS - 2.60%
5,166		Ashland, Inc	311,045
4,744		Frontier Oil Corp	197,540
24,686		Hess Corp	1,642,360
16,655		Murphy Oil Corp	1,164,018
11,680	*	Newfield Exploration Co	562,509
12,978		Noble Energy, Inc	908,979

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,158	e	Western Refining, Inc	$46,992
		TOTAL PETROLEUM AND COAL PRODUCTS	4,833,443

PIPELINES, EXCEPT NATURAL GAS - 0.73%
55,706		Spectra Energy Corp	1,363,683
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,363,683

PRIMARY METAL INDUSTRIES - 0.91%
987		Carpenter Technology Corp	128,320
3,511		Hubbell, Inc (Class B)	200,548
5,572		Steel Dynamics, Inc	260,212
10,473		United States Steel Corp	1,109,510
		TOTAL PRIMARY METAL INDUSTRIES	1,698,590

PRINTING AND PUBLISHING - 1.72%
7,974	e	EW Scripps Co (Class A)	334,908
20,773		Gannett Co, Inc	907,780
800		Harte-Hanks, Inc	15,744
4,586	e	McClatchy Co (Class A)	91,628
9,473	e	New York Times Co (Class A)	187,186
6,145	*	R.H. Donnelley Corp	344,243
19,629		R.R. Donnelley & Sons Co	717,636
7,374	e*	Tribune Co	201,458
510		Washington Post Co (Class B)	409,428
		TOTAL PRINTING AND PUBLISHING	3,210,011

RAILROAD TRANSPORTATION - 0.79%
32,083	d	CSX Corp	1,370,907
2,736	e*	Kansas City Southern Industries, Inc	88,017
		TOTAL RAILROAD TRANSPORTATION	1,458,924

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.36%
11,922		Newell Rubbermaid, Inc	343,592
12,328		Sealed Air Corp	315,104
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	658,696

SECURITY AND COMMODITY BROKERS - 1.92%
961		A.G. Edwards, Inc	80,484
20,737		Ameriprise Financial, Inc	1,308,712
2,430	e	BlackRock, Inc	421,386
23,582	*	E*Trade Financial Corp	307,981
3,811	e	Janus Capital Group, Inc	107,775
11,387		Jefferies Group, Inc	316,900
6,861		Legg Mason, Inc	578,314
3,900	*	MF Global Ltd	113,100
1,996	*	Nasdaq Stock Market, Inc	75,209
8,230		Raymond James Financial, Inc	270,356
		TOTAL SECURITY AND COMMODITY BROKERS	3,580,217

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
9,568	e*	Owens Corning, Inc	239,678
652	*	Owens-Illinois, Inc	27,025
7,094	e*	USG Corp	266,380
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	533,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 0.35%
3,906		Loews Corp (Carolina Group)	$321,190
6,508	e	UST, Inc	322,797
		TOTAL TOBACCO PRODUCTS	643,987

TRANSPORTATION BY AIR - 0.72%
7,850	e*	Northwest Airlines Corp	139,730
54,610		Southwest Airlines Co	808,228
4,163	e*	UAL Corp	193,704
7,204	*	US Airways Group, Inc	189,105
		TOTAL TRANSPORTATION BY AIR	1,330,767

TRANSPORTATION EQUIPMENT - 2.03%
2,876		Autoliv, Inc	171,841
7,816	e	Brunswick Corp	178,674
178,671	e*	Ford Motor Co	1,516,917
15,082		Genuine Parts Co	754,100
14,059		ITT Industries, Inc	955,028
1,350	*	Spirit Aerosystems Holdings, Inc (Class A)	52,569
894	e	Trinity Industries, Inc	33,561
3,823	*	TRW Automotive Holdings Corp	121,113
		TOTAL TRANSPORTATION EQUIPMENT	3,783,803

TRANSPORTATION SERVICES - 0.06%
2,672	e	GATX Corp	114,228
		TOTAL TRANSPORTATION SERVICES	114,228

TRUCKING AND WAREHOUSING - 0.10%
889		Con-way, Inc	40,894
5,254	e*	YRC Worldwide, Inc	143,539
		TOTAL TRUCKING AND WAREHOUSING	184,433

WATER TRANSPORTATION - 0.59%
4,036		Alexander & Baldwin, Inc	202,325
2,855		Overseas Shipholding Group, Inc	219,350
11,794	e	Royal Caribbean Cruises Ltd	460,320
3,504	e	Teekay Corp	206,070
		TOTAL WATER TRANSPORTATION	1,088,065

WHOLESALE TRADE-DURABLE GOODS - 0.77%
4,934	*	Arrow Electronics, Inc	209,794
4,077		BorgWarner, Inc	373,168
12,709	*	Ingram Micro, Inc (Class A)	249,223
5,247		Reliance Steel & Aluminum Co	296,665
5,149	e*	Tech Data Corp	206,578
1,127		W.W. Grainger, Inc	102,771
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,438,199

WHOLESALE TRADE-NONDURABLE GOODS - 0.46%
493		Airgas, Inc	25,454
1,953	e	Brown-Forman Corp (Class B)	146,299
10,749		Dean Foods Co	274,959

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,991	e	Idearc, Inc	$408,827
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	855,539

		TOTAL COMMON STOCKS
		(Cost $167,243,631)	178,011,806

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 20.11%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.98%
$ 1,820,000	d	Federal Home Loan Bank (FHLB), 10/01/07	1,819,393

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 19.13%
35,613,701		State Street Navigator Securities Lending Prime Portfolio	35,613,701

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $37,433,701)	37,433,094

		TOTAL PORTFOLIO - 115.73%
		(Cost $204,677,332)	215,444,900
		OTHER ASSETS & LIABILITIES, NET - (15.73%)	(29,287,170)

		NET ASSETS - 100.00%	$186,157,730

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of 1,947,583.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.88%

AMUSEMENT AND RECREATION SERVICES - 0.61%
11,855	*	Activision, Inc	$255,949
7,808		Harrah's Entertainment, Inc	678,749
1,480		International Speedway Corp (Class A)	67,873
3,032	*	Penn National Gaming, Inc	178,949
2,083	e	Warner Music Group Corp	21,038
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,202,558

APPAREL AND ACCESSORY STORES - 1.23%
3,675	e	Abercrombie & Fitch Co (Class A)	296,573
7,442	e	American Eagle Outfitters, Inc	195,799
2,950	*	AnnTaylor Stores Corp	93,427
7,245	e*	Chico's FAS, Inc	101,792
6,502	e	Foot Locker, Inc	99,676
25,096		Gap, Inc	462,770
4,011	*	Hanesbrands, Inc	112,549
13,317		Limited Brands, Inc	304,826
10,286		Nordstrom, Inc	482,311
5,819		Ross Stores, Inc	149,199
4,934	*	Urban Outfitters, Inc	107,561
		TOTAL APPAREL AND ACCESSORY STORES	2,406,483

APPAREL AND OTHER TEXTILE PRODUCTS - 0.50%
2,243		Guess ?, Inc	109,974
4,566	e	Jones Apparel Group, Inc	96,480
4,370	e	Liz Claiborne, Inc	150,022
2,341		Phillips-Van Heusen Corp	122,856
2,563		Polo Ralph Lauren Corp	199,273
3,737		VF Corp	301,763
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	980,368

AUTO REPAIR, SERVICES AND PARKING - 0.22%
13,419	*	Hertz Global Holdings, Inc	304,880
2,487		Ryder System, Inc	121,863
		TOTAL AUTO REPAIR, SERVICES AND PARKING	426,743

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.50%
4,457		Advance Auto Parts	149,577
6,503	*	Autonation, Inc	115,233
1,940	e*	Autozone, Inc	225,312
9,050	e*	Carmax, Inc	183,987
2,952	*	Copart, Inc	101,519
4,779	e*	O'Reilly Automotive, Inc	159,666
2,322	e	Penske Auto Group, Inc	46,997
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	982,291

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
5,294		Fastenal Co	$240,401
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	240,401

BUSINESS SERVICES - 6.95%
1,090	e	Aircastle Ltd	36,428
2,655		Acxiom Corp	52,542
3,870	*	Affiliated Computer Services, Inc (Class A)	194,429
6,897	e*	Akamai Technologies, Inc	198,151
3,292	*	Alliance Data Systems Corp	254,932
8,276	*	Amdocs Ltd	307,784
9,654	*	Autodesk, Inc	482,410
4,085	*	Avis Budget Group, Inc	93,506
16,418	*	BEA Systems, Inc	227,718
8,395	*	BMC Software, Inc	262,176
1,824	e	Brink's Co	101,925
17,233		CA, Inc	443,233
11,650	*	Cadence Design Systems, Inc	258,514
6,007	*	Ceridian Corp	208,683
2,754	e*	Cerner Corp	164,717
3,322	e*	Checkfree Corp	154,606
3,159	*	ChoicePoint, Inc	119,789
7,559	*	Citrix Systems, Inc	304,779
1,670	e*	Clear Channel Outdoor Holdings, Inc (Class A)	42,585
6,010	*	Cognizant Technology Solutions Corp (Class A)	479,418
7,248	*	Computer Sciences Corp	405,163
12,596	*	Compuware Corp	101,020
5,732	*	Convergys Corp	99,508
2,262	e*	DST Systems, Inc	194,102
13,033	*	Electronic Arts, Inc	729,718
21,298		Electronic Data Systems Corp	465,148
6,082		Equifax, Inc	231,846
8,152	e*	Expedia, Inc	259,886
3,550	*	F5 Networks, Inc	132,025
1,795		Factset Research Systems, Inc	123,047
2,401	e	Fair Isaac Corp	86,700
8,056		Fidelity National Information Services, Inc	357,445
7,033	*	Fiserv, Inc	357,698
2,035	e*	Getty Images, Inc	56,654
7,217	e*	HLTH Corp	102,265
8,208		IMS Health, Inc	251,493
19,629	e*	Interpublic Group of Cos, Inc	203,749
14,089	*	Intuit, Inc	426,897
7,408	*	Iron Mountain, Inc	225,796
21,681	*	Juniper Networks, Inc	793,741
2,227	*	Kinetic Concepts, Inc	125,336
3,464		Lamar Advertising Co (Class A)	169,632
3,533		Manpower, Inc	227,349
3,328	e	Mastercard, Inc (Class A)	492,444
6,680	*	McAfee, Inc	232,932
3,313		MoneyGram International, Inc	74,841
5,266	e*	Monster Worldwide, Inc	179,360
4,087	*	NAVTEQ Corp	318,663
7,522	*	NCR Corp	374,596

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
14,319	*	Novell, Inc	$109,397
8,088	e*	Red Hat, Inc	160,709
6,152		Robert Half International, Inc	183,699
3,991	*	Salesforce.com, Inc	204,818
6,060	*	Synopsys, Inc	164,105
1,640	e	Total System Services, Inc	45,559
14,573	e*	Unisys Corp	96,473
3,278	*	United Rentals, Inc	105,453
10,169	*	VeriSign, Inc	343,102
308	e*	WebMD Health Corp (Class A)	16,047
		TOTAL BUSINESS SERVICES	13,616,741

CHEMICALS AND ALLIED PRODUCTS - 5.42%
1,097	e*	Abraxis BioScience, Inc	25,045
9,063		Air Products & Chemicals, Inc	885,999
3,335		Albemarle Corp	147,407
3,444		Alberto-Culver Co	85,377
4,458	e	Avery Dennison Corp	254,195
18,362		Avon Products, Inc	689,126
4,636	*	Barr Pharmaceuticals, Inc	263,835
2,590		Cabot Corp	92,023
5,333		Celanese Corp (Series A)	207,880
2,770	e*	Cephalon, Inc	202,376
2,814	*	Charles River Laboratories International, Inc	158,006
9,378		Chemtura Corp	83,370
2,856		Church & Dwight Co, Inc	134,346
5,745		Clorox Co	350,388
1,764		Cytec Industries, Inc	120,640
3,433		Dade Behring Holdings, Inc	262,110
3,520		Eastman Chemical Co	234,890
7,317		Ecolab, Inc	345,362
4,573		Estee Lauder Cos (Class A)	194,170
3,198		FMC Corp	166,360
13,389	*	Forest Laboratories, Inc	499,276
6,549	*	Hospira, Inc	271,456
3,764		Huntsman Corp	99,708
1,299	*	Idexx Laboratories, Inc	142,357
2,577	e*	ImClone Systems, Inc	106,533
3,734	e	International Flavors & Fragrances, Inc	197,379
1,952	*	Invitrogen Corp	159,537
10,200	*	King Pharmaceuticals, Inc	119,544
2,960		Lubrizol Corp	192,578
9,678	e	Lyondell Chemical Co	448,575
13,446	*	Millennium Pharmaceuticals, Inc	136,477
6,470	*	Mosaic Co	346,274
10,443	e*	Mylan Laboratories, Inc	166,670
2,313	*	NBTY, Inc	93,908
6,041		Nalco Holding Co	179,116
4,882	e*	PDL BioPharma, Inc	105,500
6,869		PPG Industries, Inc	518,953
5,070		RPM International, Inc	121,427
6,378	e	Rohm & Haas Co	355,063
1,821	e	Scotts Miracle-Gro Co (Class A)	77,848
4,512	*	Sepracor, Inc	124,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,643		Sherwin-Williams Co	$305,092
5,497		Sigma-Aldrich Corp	267,924
3,394	*	VCA Antech, Inc	141,699
4,293	e	Valspar Corp	116,813
5,482	e*	Vertex Pharmaceuticals, Inc	210,564
3,803	e*	Warner Chilcott Ltd (Class A)	67,579
4,170	*	Watson Pharmaceuticals, Inc	135,108
782	e	Westlake Chemical Corp	19,808
		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,629,751

COAL MINING - 0.60%
5,965	e	Arch Coal, Inc	201,259
7,618		Consol Energy, Inc	354,999
3,579	e	Massey Energy Co	78,094
11,088		Peabody Energy Corp	530,783
		TOTAL COAL MINING	1,165,135

COMMUNICATIONS - 4.20%
17,480	*	American Tower Corp (Class A)	761,079
18,825	*	Avaya, Inc	319,272
1,139	e*	Clearwire Corp (Class A)	27,837
2,081	e*	CTC Media, Inc	45,699
9,229	*	Cablevision Systems Corp (Class A)	322,461
1,481	*	Central European Media Enterprises Ltd (Class A)	135,823
4,583		CenturyTel, Inc	211,826
14,334		Citizens Communications Co	205,263
9,704	*	Crown Castle International Corp	394,274
8,710	*	EchoStar Communications Corp (Class A)	407,715
6,317		Embarq Corp	351,225
3,376		Global Payments, Inc	149,287
1,041	e	Hearst-Argyle Television, Inc	27,024
7,314	*	IAC/InterActiveCorp	217,006
2,095	e*	Leap Wireless International, Inc	170,470
64,050	e*	Level 3 Communications, Inc	297,832
16,018	*	Liberty Global, Inc (Class A)	657,058
27,268	*	Liberty Media Holding Corp (Interactive A)	523,818
5,391	*	Liberty Media Corp - Capital (Series A)	672,959
2,443	*	MetroPCS Communications, Inc	66,645
7,242	*	NII Holdings, Inc	594,930
3,014	e*	NeuStar, Inc (Class A)	103,350
67,333	e*	Qwest Communications International, Inc	616,770
4,298	e*	SBA Communications Corp (Class A)	151,633
4,292		Telephone & Data Systems, Inc	286,491
721	*	US Cellular Corp	70,802
19,976	e	Windstream Corp	282,061
11,798	e*	XM Satellite Radio Holdings, Inc (Class A)	167,178
		TOTAL COMMUNICATIONS	8,237,788

DEPOSITORY INSTITUTIONS - 3.53%
5,204		Associated Banc-Corp	154,195
3,639		Astoria Financial Corp	96,543
914		BOK Financial Corp	46,989
3,245	e	Bancorpsouth, Inc	78,853
2,102		Bank of Hawaii Corp	111,091

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
920	e	Capitol Federal Financial	$31,464
1,711	e	City National Corp	118,932
6,650		Colonial Bancgroup, Inc	143,773
6,524		Comerica, Inc	334,551
8,012		Commerce Bancorp, Inc	310,705
3,012	e	Commerce Bancshares, Inc	138,221
2,510	e	Cullen/Frost Bankers, Inc	125,801
2,637	e	East West Bancorp, Inc	94,827
260		First Citizens Bancshares, Inc (Class A)	45,344
5,264	e	First Horizon National Corp	140,338
7,021	e	Fulton Financial Corp	100,962
22,792		Hudson City Bancorp, Inc	350,541
15,291	e	Huntington Bancshares, Inc	259,641
3,241	e	IndyMac Bancorp, Inc	76,520
16,415		Keycorp	530,697
2,864		M&T Bank Corp	296,281
10,843		Marshall & Ilsley Corp	474,598
13,123	e	New York Community Bancorp, Inc	249,993
9,178		Northern Trust Corp	608,226
9,089		People's United Financial, Inc	157,058
11,701		Popular, Inc	143,688
17,942		Sovereign Bancorp, Inc	305,732
11,602		Synovus Financial Corp	325,436
5,410		TCF Financial Corp	141,634
2,016		UnionBanCal Corp	117,755
5,250	e	Valley National Bancorp	116,445
3,500		Washington Federal, Inc	91,910
2,365		Webster Financial Corp	99,614
2,821		Whitney Holding Corp	74,418
2,960	e	Wilmington Trust Corp	115,144
4,518		Zions Bancorporation	310,251
		TOTAL DEPOSITORY INSTITUTIONS	6,918,171

EATING AND DRINKING PLACES - 0.84%
2,549	e	Burger King Holdings, Inc	64,974
4,354		Brinker International, Inc	119,474
5,919		Darden Restaurants, Inc	247,769
3,018	e*	Cheesecake Factory	70,832
7,926	e	Tim Hortons, Inc	276,221
3,658	e	Wendy's International, Inc	127,701
21,922		Yum! Brands, Inc	741,621
		TOTAL EATING AND DRINKING PLACES	1,648,592

EDUCATIONAL SERVICES - 0.35%
6,048	*	Apollo Group, Inc (Class A)	363,787
3,958	*	Career Education Corp	110,784
1,702	e*	ITT Educational Services, Inc	207,116
		TOTAL EDUCATIONAL SERVICES	681,687

ELECTRIC, GAS, AND SANITARY SERVICES - 8.03%
27,939	*	AES Corp	559,898
3,310		AGL Resources, Inc	131,142
6,929		Allegheny Energy, Inc	362,110
4,755		Alliant Energy Corp	182,212

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,973	*	Allied Waste Industries, Inc	$152,656
8,665		Ameren Corp	454,912
16,681		American Electric Power Co, Inc	768,660
5,650		Aqua America, Inc	128,142
3,722		Atmos Energy Corp	105,407
9,527	e	CMS Energy Corp	160,244
13,425		Centerpoint Energy, Inc	215,203
11,321	e	Consolidated Edison, Inc	524,162
7,539		Constellation Energy Group, Inc	646,771
4,864	e*	Covanta Holding Corp	119,217
4,712	e	DPL, Inc	123,737
7,366		DTE Energy Co	356,809
13,981	e*	Dynegy, Inc (Class A)	129,184
13,633		Edison International	755,950
29,306		El Paso Corp	497,323
2,932		Energen Corp	167,476
6,611	e	Energy East Corp	178,828
3,649	e	Great Plains Energy, Inc	105,128
3,583	e	Hawaiian Electric Industries, Inc	77,787
3,206	e	Integrys Energy Group, Inc	164,243
7,615		MDU Resources Group, Inc	212,002
10,709	*	Mirant Corp	435,642
10,140	e*	NRG Energy, Inc	428,821
4,569	e	NSTAR	159,047
3,492	e	National Fuel Gas Co	163,461
11,476		NiSource, Inc	219,651
6,470		Northeast Utilities	184,848
3,840		OGE Energy Corp	127,104
4,349		Oneok, Inc	206,143
14,709		PG&E Corp	703,090
16,152		PPL Corp	747,838
8,080		Pepco Holdings, Inc	218,806
4,198	e	Pinnacle West Capital Corp	165,863
10,784	e	Progress Energy, Inc	505,230
4,800	e	Puget Energy, Inc	117,456
7,217		Questar Corp	379,109
14,298	*	Reliant Energy, Inc	366,029
6,989		Republic Services, Inc	228,610
4,878		SCANA Corp	188,974
11,033		Sempra Energy	641,238
9,264		Sierra Pacific Resources	145,723
4,355	e	Southern Union Co	135,484
3,673	*	Stericycle, Inc	209,949
8,781		TECO Energy, Inc	144,272
4,449		UGI Corp	115,585
3,200	e	Vectren Corp	87,328
25,056		Williams Cos, Inc	853,407
4,896		Wisconsin Energy Corp	220,467
17,119	e	Xcel Energy, Inc	368,743
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,747,121

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.01%
4,909	*	ADC Telecommunications, Inc	96,265
1,931	e	AVX Corp	31,089

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
23,140	e*	Advanced Micro Devices, Inc	$305,448
14,861		Altera Corp	357,853
4,466		Ametek, Inc	193,021
7,487		Amphenol Corp (Class A)	297,683
13,682		Analog Devices, Inc	494,741
20,647	*	Atmel Corp	106,539
6,259	*	Avnet, Inc	249,484
19,608	*	Broadcom Corp (Class A)	714,516
3,567	*	Ciena Corp	135,831
7,663		Cooper Industries Ltd (Class A)	391,503
3,540	e*	Cree, Inc	110,094
6,290	e*	Cypress Semiconductor Corp	183,731
1,536	*	Dolby Laboratories, Inc (Class A)	53,484
6,132		Eaton Corp	607,313
2,356	e*	Energizer Holdings, Inc	261,163
5,046	*	Fairchild Semiconductor International, Inc	94,259
1,535	e*	First Solar, Inc	180,731
4,832	e	Garmin Ltd	576,941
2,720		Harman International Industries, Inc	235,334
5,622		Harris Corp	324,895
8,284	*	Integrated Device Technology, Inc	128,236
3,031	e*	International Rectifier Corp	99,993
5,654		Intersil Corp (Class A)	189,013
8,566	e*	JDS Uniphase Corp	128,147
2,864	e*	Jarden Corp	88,612
5,232		L-3 Communications Holdings, Inc	534,396
29,957	e*	LSI Logic Corp	222,281
1,786		Lincoln Electric Holdings, Inc	138,611
9,419	e	Linear Technology Corp	329,571
9,391	*	MEMC Electronic Materials, Inc	552,754
19,763	*	Marvell Technology Group Ltd	323,520
13,416		Maxim Integrated Products, Inc	393,760
9,140		Microchip Technology, Inc	331,965
31,660	e*	Micron Technology, Inc	351,426
5,820		Molex, Inc	156,733
11,618		National Semiconductor Corp	315,080
15,515	*	Network Appliance, Inc	417,509
5,197	*	Novellus Systems, Inc	141,670
22,767	*	Nvidia Corp	825,076
6,432	*	QLogic Corp	86,510
5,674	e	RadioShack Corp	117,225
4,617	e*	Rambus, Inc	88,231
23,487	*	Sanmina-SCI Corp	49,792
2,435	*	Silicon Laboratories, Inc	101,686
62,660	e*	Sirius Satellite Radio, Inc	218,683
968	e*	Sunpower Corp (Class A)	80,170
1,633		Teleflex, Inc	127,243
18,335	*	Tellabs, Inc	174,549
2,436	*	Thomas & Betts Corp	142,847
3,251	*	Varian Semiconductor Equipment Associates, Inc	173,994
7,743	*	Vishay Intertechnology, Inc	100,891
3,296	e	Whirlpool Corp	293,674
12,440	e	Xilinx, Inc	325,182
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,750,948

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 1.87%
5,506	e*	Amylin Pharmaceuticals, Inc	$275,300
1,584	e	Corporate Executive Board Co	117,596
3,683		Fluor Corp	530,278
2,197	*	Gen-Probe, Inc	146,276
1,200	*	Genpact Ltd	20,340
3,967	*	Hewitt Associates, Inc (Class A)	139,043
4,986	*	Jacobs Engineering Group, Inc	376,842
7,060	*	KBR, Inc	273,716
9,300	*	McDermott International, Inc	502,944
14,194		Paychex, Inc	581,954
6,538	e	Quest Diagnostics, Inc	377,700
3,383	*	Shaw Group, Inc	196,552
2,177	e*	URS Corp	122,892
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,661,433

FABRICATED METAL PRODUCTS - 0.92%
1,421	e*	Alliant Techsystems, Inc	155,315
4,268		Ball Corp	229,405
5,045		Commercial Metals Co	159,674
2,076		Crane Co	99,586
6,844	*	Crown Holdings, Inc	155,769
4,846		Parker Hannifin Corp	541,928
4,099	e	Pentair, Inc	136,005
2,426		Snap-On, Inc	120,184
3,484		Stanley Works	195,557
		TOTAL FABRICATED METAL PRODUCTS	1,793,423

FOOD AND KINDRED PRODUCTS - 2.94%
5,044		Bunge Ltd	541,978
9,674		Campbell Soup Co	357,938
13,047		Coca-Cola Enterprises, Inc	315,998
20,841		ConAgra Foods, Inc	544,575
8,027	e*	Constellation Brands, Inc (Class A)	194,334
3,113		Corn Products International, Inc	142,793
8,173		Del Monte Foods Co	85,816
13,595		H.J. Heinz Co	628,089
2,854	e*	Hansen Natural Corp	161,765
7,046		Hershey Co	327,005
3,104		Hormel Foods Corp	111,061
2,372		J.M. Smucker Co	126,712
5,463		McCormick & Co, Inc	196,504
2,328	e	Molson Coors Brewing Co (Class B)	232,032
5,893		Pepsi Bottling Group, Inc	219,043
2,675		PepsiAmericas, Inc	86,777
30,741		Sara Lee Corp	513,067
4,418	e*	Smithfield Foods, Inc	139,167
11,056		Tyson Foods, Inc (Class A)	197,350
10,026		Wrigley (Wm.) Jr Co	643,970
		TOTAL FOOD AND KINDRED PRODUCTS	5,765,974

FOOD STORES - 0.66%
1,240	e*	Panera Bread Co (Class A)	50,592

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
18,483		Safeway, Inc	$611,972
8,783		Supervalu, Inc	342,625
5,915	e	Whole Foods Market, Inc	289,598
		TOTAL FOOD STORES	1,294,787

FORESTRY - 0.08%
3,299		Rayonier, Inc	158,484
		TOTAL FORESTRY	158,484

FURNITURE AND FIXTURES - 0.37%
2,008	e	HNI Corp	72,288
2,617		Hillenbrand Industries, Inc	143,987
7,413	e	Leggett & Platt, Inc	142,033
15,804		Masco Corp	366,179
		TOTAL FURNITURE AND FIXTURES	724,487

FURNITURE AND HOME FURNISHINGS STORES - 0.61%
11,595	e*	Bed Bath & Beyond, Inc	395,621
7,252	e	Circuit City Stores, Inc	57,363
6,583	*	GameStop Corp (Class A)	370,952
2,300	e*	Mohawk Industries, Inc	186,990
3,612	e	Steelcase, Inc (Class A)	64,944
3,811	e	Williams-Sonoma, Inc	124,315
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,200,185

GENERAL BUILDING CONTRACTORS - 0.47%
5,031	e	Centex Corp	133,674
12,654	e	DR Horton, Inc	162,098
3,247	e	KB Home	81,370
5,679	e	Lennar Corp (Class A)	128,629
1,403		MDC Holdings, Inc	57,439
194	e*	NVR, Inc	91,228
8,871	e	Pulte Homes, Inc	120,734
1,892	e	Ryland Group, Inc	40,546
5,465	e*	Toll Brothers, Inc	109,245
		TOTAL GENERAL BUILDING CONTRACTORS	924,963

GENERAL MERCHANDISE STORES - 0.87%
2,734	*	BJ's Wholesale Club, Inc	90,659
4,517	e*	Big Lots, Inc	134,787
2,449	e	Dillard's, Inc (Class A)	53,462
6,326	e	Family Dollar Stores, Inc	168,019
9,444		JC Penney Co, Inc	598,466
5,990	e	Saks, Inc	102,728
19,023		TJX Cos, Inc	552,999
		TOTAL GENERAL MERCHANDISE STORES	1,701,120

HEALTH SERVICES - 2.18%
7,491		AmerisourceBergen Corp	339,567
1,513	e	Brookdale Senior Living, Inc	60,233
12,045		Cigna Corp	641,878
4,085	*	Community Health Systems, Inc	128,432
2,658	*	Covance, Inc	207,058
6,538	e*	Coventry Health Care, Inc	406,729

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,402	*	DaVita, Inc	$278,118
2,422	e*	Edwards Lifesciences Corp	119,429
9,312	*	Express Scripts, Inc	519,796
10,173	e	Health Management Associates, Inc (Class A)	70,601
4,922	*	Laboratory Corp of America Holdings	385,048
2,528	e*	LifePoint Hospitals, Inc	75,865
3,469	*	Lincare Holdings, Inc	127,139
3,057	e	Manor Care, Inc	196,871
5,085	e	Omnicare, Inc	168,466
1,978	*	Pediatrix Medical Group, Inc	129,401
4,328		Pharmaceutical Product Development, Inc	153,384
2,418	*	Sierra Health Services, Inc	102,015
19,221	e*	Tenet Healthcare Corp	64,583
1,960		Universal Health Services, Inc (Class B)	106,663
		TOTAL HEALTH SERVICES	4,281,276

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.20%
2,943	*	Foster Wheeler Ltd	386,357
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	386,357

HOLDING AND OTHER INVESTMENT OFFICES - 7.45%
4,163		AMB Property Corp	248,989
1,250	e*	Affiliated Managers Group, Inc	159,387
6,370	e	Allied Capital Corp	187,214
13,370		Annaly Mortgage Management, Inc	212,984
4,069		Apartment Investment & Management Co (Class A)	183,634
9,326	e*	Archstone-Smith Trust	560,866
3,326		AvalonBay Communities, Inc	392,668
2,125	e	BRE Properties, Inc (Class A)	118,851
4,283		Boston Properties, Inc	445,004
3,648	e	Brandywine Realty Trust	92,331
2,625	e	CBL & Associates Properties, Inc	92,006
2,379	e	Camden Property Trust	152,851
1,984		Colonial Properties Trust	68,051
5,229		Developers Diversified Realty Corp	292,144
4,360		Douglas Emmett, Inc	107,823
5,813		Duke Realty Corp	196,538
12,167		Equity Residential	515,394
1,027	e	Essex Property Trust, Inc	120,744
2,352		Federal Realty Investment Trust	208,387
9,056		General Growth Properties, Inc	485,583
8,620		HCP, Inc	285,925
8,440		HRPT Properties Trust	83,472
3,390		Health Care REIT, Inc	149,974
3,931		Hospitality Properties Trust	159,795
21,847		Host Marriott Corp	490,247
1,403	e	Kilroy Realty Corp	85,064
8,980	e	Kimco Realty Corp	405,986
3,849		Liberty Property Trust	154,768
3,001		Macerich Co	262,828
2,839		Mack-Cali Realty Corp	116,683
7,393	e	Plum Creek Timber Co, Inc	330,911
10,735		Prologis	712,267
5,218		Public Storage, Inc	410,396

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,907		Regency Centers Corp	$223,112
2,480	e	SL Green Realty Corp	289,590
4,688	*	TFS Financial Corp	60,663
2,237		Taubman Centers, Inc	122,476
5,274	e	Thornburg Mortgage, Inc	67,771
5,597		UDR, Inc	136,119
5,579		Ventas, Inc	230,971
12,269		Virgin Media, Inc	297,769
5,583		Vornado Realty Trust	610,501
2,411		WABCO Holdings, Inc	112,714
3,331	e	Weingarten Realty Investors	138,103
33,600		iShares Russell Midcap Index Fund	3,635,184
5,359		iStar Financial, Inc	182,152
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,596,890

HOTELS AND OTHER LODGING PLACES - 1.19%
2,391		Boyd Gaming Corp	102,454
1,534	e	Choice Hotels International, Inc	57,786
16,309		Hilton Hotels Corp	758,205
1,775	e	Orient-Express Hotels Ltd (Class A)	91,004
9,001		Starwood Hotels & Resorts Worldwide, Inc	546,811
1,842	e	Station Casinos, Inc	161,138
7,625		Wyndham Worldwide Corp	249,795
2,329	e	Wynn Resorts Ltd	366,957
		TOTAL HOTELS AND OTHER LODGING PLACES	2,334,150

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.02%
3,923	*	AGCO Corp	199,171
7,555		American Standard Cos, Inc	269,109
2,761	e	Black & Decker Corp	229,991
16,316	*	Brocade Communications Systems, Inc	139,665
2,442		CDW Corp	212,942
2,626		Carlisle Cos, Inc	127,624
4,361		Cummins, Inc	557,728
2,716		Diebold, Inc	123,361
3,420		Donaldson Co, Inc	142,819
8,554		Dover Corp	435,826
3,593	*	Dresser-Rand Group, Inc	153,457
5,422	e*	FMC Technologies, Inc	312,633
2,410		Flowserve Corp	183,594
2,259	*	Gardner Denver, Inc	88,101
2,811		Graco, Inc	109,938
5,332	*	Grant Prideco, Inc	290,701
3,327		IDEX Corp	121,070
12,622		Ingersoll-Rand Co Ltd (Class A)	687,520
13,915		International Game Technology	599,736
7,597	e	Jabil Circuit, Inc	173,515
4,540		Joy Global, Inc	230,904
1,622		Kennametal, Inc	136,216
5,155	e*	Lam Research Corp	274,555
2,452		Lennox International, Inc	82,878
3,989	*	Lexmark International, Inc (Class A)	165,663
5,214		Manitowoc Co, Inc	230,876
5,148		Pall Corp	200,257

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
800	*	Riverbed Technology, Inc	$32,312
6,597		Rockwell Automation, Inc	458,557
2,375		SPX Corp	219,830
9,549	e*	SanDisk Corp	526,150
2,589	e*	Scientific Games Corp (Class A)	97,346
22,749		Seagate Technology, Inc	581,919
36,870	*	Solectron Corp	143,793
4,311	*	Terex Corp	383,765
3,971		Timken Co	147,523
1,717	e	Toro Co	101,011
5,330	*	Varian Medical Systems, Inc	223,274
2,507	*	VeriFone Holdings, Inc	111,135
9,288	*	Western Digital Corp	235,172
2,773	*	Zebra Technologies Corp (Class A)	101,187
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,842,824

INSTRUMENTS AND RELATED PRODUCTS - 4.18%
2,466	*	Advanced Medical Optics, Inc	75,435
16,889	*	Agilent Technologies, Inc	622,866
12,766		Allergan, Inc	823,024
7,737		Applera Corp (Applied Biosystems Group)	268,010
4,331		Bard (C.R.), Inc	381,951
2,276	e	Bausch & Lomb, Inc	145,664
2,607		Beckman Coulter, Inc	192,292
1,848	e	Cooper Cos, Inc	96,872
1,704		DRS Technologies, Inc	93,924
6,359		Dentsply International, Inc	264,789
12,042	e	Eastman Kodak Co	322,244
1,567	*	Intuitive Surgical, Inc	360,410
8,015		Kla-Tencor Corp	447,077
1,579	*	Mettler-Toledo International, Inc	161,058
2,201	e*	Millipore Corp	166,836
2,400		National Instruments Corp	82,392
5,016		PerkinElmer, Inc	146,517
9,190		Pitney Bowes, Inc	417,410
3,260	e*	Resmed, Inc	139,756
3,080	*	Respironics, Inc	147,932
7,003		Rockwell Collins, Inc	511,499
3,694		Roper Industries, Inc	241,957
14,151	*	St. Jude Medical, Inc	623,635
1,693	*	Techne Corp	106,794
3,270	e	Tektronix, Inc	90,710
7,946	*	Teradyne, Inc	109,655
4,996	*	Trimble Navigation Ltd	195,893
4,222	*	Waters Corp	282,536
39,224	*	Xerox Corp	680,144
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,199,282

INSURANCE AGENTS, BROKERS AND SERVICE - 0.51%
12,287		AON Corp	550,580
4,684		Brown & Brown, Inc	123,189
4,160	e	Gallagher (Arthur J.) & Co	120,515
380	e	White Mountains Insurance Group Ltd	197,505
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	991,789

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 4.77%
202	e*	Alleghany Corp	$82,012
2,628		Allied World Assurance Holdings Ltd	136,419
4,261	e	Ambac Financial Group, Inc	268,060
3,447		American Financial Group, Inc	98,308
685		American National Insurance Co	90,112
2,172	*	Arch Capital Group Ltd	161,619
5,063		Assurant, Inc	270,870
6,429		Axis Capital Holdings Ltd	250,152
7,131		W.R. Berkley Corp	211,292
1,370	e	CNA Financial Corp	53,868
7,179		Cincinnati Financial Corp	310,922
7,903	*	Conseco, Inc	126,448
2,450		Endurance Specialty Holdings Ltd	101,797
2,028	e	Erie Indemnity Co (Class A)	123,972
2,644		Everest Re Group Ltd	291,475
9,278		Fidelity National Title Group, Inc (Class A)	162,179
4,040	e	First American Corp	147,945
18,195		Genworth Financial, Inc (Class A)	559,132
4,610		HCC Insurance Holdings, Inc	132,030
2,154		Hanover Insurance Group, Inc	95,185
4,697	*	Health Net, Inc	253,873
7,029	*	Humana, Inc	491,187
6,861	e	Leucadia National Corp	330,837
5,474	e	MBIA, Inc	334,188
3,368	e	MGIC Investment Corp	108,820
435	*	Markel Corp	210,540
1,100	e	Mercury General Corp	59,323
2,223	e	Nationwide Financial Services, Inc (Class A)	119,642
9,687		Old Republic International Corp	181,534
1,290		OneBeacon Insurance Group Ltd	27,799
3,334	e	PMI Group, Inc	109,022
2,380	e	PartnerRe Ltd	187,996
2,478	*	Philadelphia Consolidated Holding Co	102,441
11,203		Principal Financial Group	706,797
2,850		Protective Life Corp	120,954
3,501	e	Radian Group, Inc	81,503
1,240		Reinsurance Group Of America, Inc	70,296
3,021		RenaissanceRe Holdings Ltd	197,604
4,444		Safeco Corp	272,062
2,140		Stancorp Financial Group, Inc	105,951
3,995		Torchmark Corp	248,968
1,119		Transatlantic Holdings, Inc	78,699
1,910		Unitrin, Inc	94,717
15,048		UnumProvident Corp	368,225
1,726	*	WellCare Health Plans, Inc	181,972
59		Wesco Financial Corp	23,482
7,781		XL Capital Ltd (Class A)	616,255
		TOTAL INSURANCE CARRIERS	9,358,484

JUSTICE, PUBLIC ORDER AND SAFETY - 0.07%
5,142	*	Corrections Corp of America	134,566
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	134,566

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.49%
3,368	e*	CROCS, Inc	$226,498
15,529	*	Coach, Inc	734,056
		TOTAL LEATHER AND LEATHER PRODUCTS	960,554

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.06%
3,325		Laidlaw International, Inc	117,106
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	117,106

LUMBER AND WOOD PRODUCTS - 0.04%
4,630	e	Louisiana-Pacific Corp	78,571
		TOTAL LUMBER AND WOOD PRODUCTS	78,571

METAL MINING - 0.11%
1,743	e	Cleveland-Cliffs, Inc	153,332
1,735		Foundation Coal Holdings, Inc	68,012
		TOTAL METAL MINING	221,344

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.57%
777	*	Armstrong World Industries, Inc	31,538
6,394		Fortune Brands, Inc	521,047
6,673		Hasbro, Inc	186,043
16,463		Mattel, Inc	386,222
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,124,850

MISCELLANEOUS RETAIL - 0.77%
2,154		Barnes & Noble, Inc	75,950
2,887	e*	Coldwater Creek, Inc	31,353
1,633	e*	Dick's Sporting Goods, Inc	109,656
4,081	*	Dollar Tree Stores, Inc	165,444
1,844		MSC Industrial Direct Co (Class A)	93,288
1,504	e*	Nutri/System, Inc	70,523
11,504	*	Office Depot, Inc	237,212
3,225		OfficeMax, Inc	110,521
5,688		Petsmart, Inc	181,447
28,515	e*	Rite Aid Corp	131,739
5,699		Tiffany & Co	298,343
		TOTAL MISCELLANEOUS RETAIL	1,505,476

MOTION PICTURES - 0.25%
11,728	*	Discovery Holding Co (Class A)	338,353
2,651	*	DreamWorks Animation SKG, Inc (Class A)	88,596
3,280	e	Regal Entertainment Group (Class A)	71,996
		TOTAL MOTION PICTURES	498,945

NONDEPOSITORY INSTITUTIONS - 0.89%
4,932	e*	AmeriCredit Corp	86,705
7,746	e	American Capital Strategies Ltd	330,987
5,585		Broadridge Financial Solutions, Inc	105,836
8,021		CIT Group, Inc	322,444
5,319		CapitalSource, Inc	107,657
2,563	e	First Marblehead Corp	97,215
211		Student Loan Corp	38,048

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,420		Textron, Inc	$648,228
		TOTAL NONDEPOSITORY INSTITUTIONS	1,737,120

NONMETALLIC MINERALS, EXCEPT FUELS - 0.25%
2,076		Florida Rock Industries, Inc	129,729
3,987	e	Vulcan Materials Co	355,441
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	485,170

OIL AND GAS EXTRACTION - 5.20%
12,276		BJ Services Co	325,928
1,334	e*	CNX Gas Corp	38,379
4,607	*	Cameron International Corp	425,180
1,733	e*	Cheniere Energy, Inc	67,882
19,225	d,e	Chesapeake Energy Corp	677,873
3,597	e	Cimarex Energy Co	133,988
1,190	*	Continental Resources, Inc	21,587
5,067	*	Denbury Resources, Inc	226,444
2,850	e	Diamond Offshore Drilling, Inc	322,876
6,233		ENSCO International, Inc	349,671
5,087		Equitable Resources, Inc	263,863
3,396	*	Forest Oil Corp	146,164
3,781	*	Global Industries Ltd	97,399
9,537		GlobalSantaFe Corp	725,003
3,825	e*	Helix Energy Solutions Group, Inc	162,409
4,323	e	Helmerich & Payne, Inc	141,924
11,776	e*	Nabors Industries Ltd	362,348
7,430	*	National Oilwell Varco, Inc	1,073,635
11,204		Noble Corp	549,556
2,280	*	Oceaneering International, Inc	172,824
6,643		Patterson-UTI Energy, Inc	149,933
5,165		Pioneer Natural Resources Co	232,322
2,829	e*	Plains Exploration & Production Co	125,098
2,451	e	Pogo Producing Co	130,173
6,944	*	Pride International, Inc	253,803
2,143	*	Quicksilver Resources, Inc	100,828
6,193		Range Resources Corp	251,807
4,526		Rowan Cos, Inc	165,561
1,012	e*	SEACOR Holdings, Inc	96,241
8,389		Smith International, Inc	598,975
7,108	*	Southwestern Energy Co	297,470
2,556		St. Mary Land & Exploration Co	91,173
3,378	*	Superior Energy Services	119,716
3,009	*	Tetra Technologies, Inc	63,610
2,433	e	Tidewater, Inc	152,890
2,004	*	Unit Corp	96,994
1,190	e	W&T Offshore, Inc	29,012
14,113	*	Weatherford International Ltd	948,111
		TOTAL OIL AND GAS EXTRACTION	10,188,650

PAPER AND ALLIED PRODUCTS - 0.56%
4,486		Bemis Co	130,587
18,490	*	Domtar Corporation	151,618
7,720		MeadWestvaco Corp	227,972
3,711		Packaging Corp of America	107,879

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,680	*	Smurfit-Stone Container Corp	$124,742
4,186		Sonoco Products Co	126,333
4,426		Temple-Inland, Inc	232,940
		TOTAL PAPER AND ALLIED PRODUCTS	1,102,071

PERSONAL SERVICES - 0.38%
5,676		Cintas Corp	210,580
13,514		H&R Block, Inc	286,227
12,312		Service Corp International	158,825
1,492	e	Weight Watchers International, Inc	85,880
		TOTAL PERSONAL SERVICES	741,512

PETROLEUM AND COAL PRODUCTS - 1.70%
2,314		Ashland, Inc	139,326
4,058		Cabot Oil & Gas Corp	142,679
4,612		Frontier Oil Corp	192,044
11,616		Hess Corp	772,812
1,885		Holly Corp	112,780
7,869		Murphy Oil Corp	549,964
5,439	*	Newfield Exploration Co	261,942
7,143		Noble Energy, Inc	500,296
5,075		Sunoco, Inc	359,208
5,715		Tesoro Corp	263,004
1,178	e	Western Refining, Inc	47,803
		TOTAL PETROLEUM AND COAL PRODUCTS	3,341,858

PIPELINES, EXCEPT NATURAL GAS - 0.33%
26,386		Spectra Energy Corp	645,929
		TOTAL PIPELINES, EXCEPT NATURAL GAS	645,929

PRIMARY METAL INDUSTRIES - 1.47%
4,661	*	AK Steel Holding Corp	204,851
4,267		Allegheny Technologies, Inc	469,157
1,051		Carpenter Technology Corp	136,641
2,565	e*	CommScope, Inc	128,866
2,134	e*	General Cable Corp	143,234
2,490		Hubbell, Inc (Class B)	142,229
5,755		Precision Castparts Corp	851,625
3,955		Steel Dynamics, Inc	184,698
2,951	e*	Titanium Metals Corp	99,036
4,949		United States Steel Corp	524,297
		TOTAL PRIMARY METAL INDUSTRIES	2,884,634

PRINTING AND PUBLISHING - 1.12%
2,497		Dow Jones & Co, Inc	149,071
2,480		Dun & Bradstreet Corp	244,553
9,818		Gannett Co, Inc	429,047
2,308		Harte-Hanks, Inc	45,421
2,116	e	McClatchy Co (Class A)	42,278
1,930		Meredith Corp	110,589
5,994	e	New York Times Co (Class A)	118,441
2,966	e*	R.H. Donnelley Corp	166,155
9,209		R.R. Donnelley & Sons Co	336,681
3,679	e	EW Scripps Co (Class A)	154,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,538	e*	Tribune Co	$96,658
245		Washington Post Co (Class B)	196,686
2,123	e	John Wiley & Sons, Inc (Class A)	95,386
		TOTAL PRINTING AND PUBLISHING	2,185,484

RAILROAD TRANSPORTATION - 0.45%
18,287		CSX Corp	781,404
3,300	e*	Kansas City Southern Industries, Inc	106,161
		TOTAL RAILROAD TRANSPORTATION	887,565

REAL ESTATE - 0.33%
8,170	e*	CB Richard Ellis Group, Inc (Class A)	227,453
3,012	e	Forest City Enterprises, Inc (Class A)	166,142
1,536	e	Jones Lang LaSalle, Inc	157,839
3,113	e	St. Joe Co	104,628
		TOTAL REAL ESTATE	656,062

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.40%
8,773	e*	Goodyear Tire & Rubber Co	266,787
11,674		Newell Rubbermaid, Inc	336,445
6,760		Sealed Air Corp	172,786
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	776,018

SECURITY AND COMMODITY BROKERS - 2.78%
3,172		A.G. Edwards, Inc	265,655
9,838		Ameriprise Financial, Inc	620,876
2,694	e	BlackRock, Inc	467,167
17,907	*	E*Trade Financial Corp	233,865
4,638		Eaton Vance Corp	185,334
3,752		Federated Investors, Inc (Class B)	148,954
2,937	*	IntercontinentalExchange, Inc	446,130
1,968	e*	Investment Technology Group, Inc	84,585
7,355	e	Janus Capital Group, Inc	207,999
5,252		Jefferies Group, Inc	146,163
2,157	e	Lazard Ltd (Class A)	91,457
5,512	e	Legg Mason, Inc	464,606
3,900	*	MF Global Ltd	113,100
4,720	*	Nasdaq Stock Market, Inc	177,850
3,320		Nuveen Investments, Inc (Class A)	205,641
3,848	e	Nymex Holdings, Inc	500,933
3,935		Raymond James Financial, Inc	129,265
5,416		SEI Investments Co	147,748
11,115		T Rowe Price Group, Inc	618,994
10,242	e*	TD Ameritrade Holding Corp	186,609
		TOTAL SECURITY AND COMMODITY BROKERS	5,442,931

SPECIAL TRADE CONTRACTORS - 0.09%
6,685	e*	Quanta Services, Inc	176,818
		TOTAL SPECIAL TRADE CONTRACTORS	176,818

STONE, CLAY, AND GLASS PRODUCTS - 0.36%
2,049	e	Eagle Materials, Inc	73,231
5,972		Gentex Corp	128,040
4,630	e*	Owens Corning, Inc	115,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,474	*	Owens-Illinois, Inc	$268,347
3,353	e*	USG Corp	125,905
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	711,504

TOBACCO PRODUCTS - 0.36%
4,537		Loews Corp (Carolina Group)	373,078
6,698	e	UST, Inc	332,221
		TOTAL TOBACCO PRODUCTS	705,299

TRANSPORTATION BY AIR - 0.80%
10,072	e*	AMR Corp	224,505
4,068	e*	Continental Airlines, Inc (Class B)	134,366
817	e	Copa Holdings S.A. (Class A)	32,721
10,053	*	Delta Air Lines, Inc	180,451
11,019	e*	Northwest Airlines Corp	196,138
32,819		Southwest Airlines Co	485,721
4,839	e*	UAL Corp	225,159
3,379	e*	US Airways Group, Inc	88,699
		TOTAL TRANSPORTATION BY AIR	1,567,760

TRANSPORTATION EQUIPMENT - 1.94%
3,325		Autoliv, Inc	198,669
3,855	*	BE Aerospace, Inc	160,098
3,787	e	Brunswick Corp	86,571
83,777	e*	Ford Motor Co	711,267
7,128		Genuine Parts Co	356,400
5,233		Goodrich Corp	357,048
10,771		Harley-Davidson, Inc	497,728
3,518		Harsco Corp	208,512
7,604		ITT Industries, Inc	516,540
3,102		Oshkosh Truck Corp	192,231
5,453	*	Pactiv Corp	156,283
2,830	*	Spirit Aerosystems Holdings, Inc (Class A)	110,200
1,794	*	TRW Automotive Holdings Corp	56,834
1,555		Thor Industries, Inc	69,959
3,378	e	Trinity Industries, Inc	126,810
		TOTAL TRANSPORTATION EQUIPMENT	3,805,150

TRANSPORTATION SERVICES - 0.51%
7,084		CH Robinson Worldwide, Inc	384,590
8,919		Expeditors International Washington, Inc	421,869
2,165	e	GATX Corp	92,554
3,966		UTI Worldwide, Inc	91,139
		TOTAL TRANSPORTATION SERVICES	990,152

TRUCKING AND WAREHOUSING - 0.18%
1,911		Con-way, Inc	87,906
4,076		J.B. Hunt Transport Services, Inc	107,199
2,322		Landstar System, Inc	97,454
2,479	e*	YRC Worldwide, Inc	67,726
		TOTAL TRUCKING AND WAREHOUSING	360,285

WATER TRANSPORTATION - 0.36%
1,748		Alexander & Baldwin, Inc	87,627

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,060		Frontline Ltd	$99,457
2,215	*	Kirby Corp	97,770
1,408	e	Overseas Shipholding Group, Inc	108,177
5,574		Royal Caribbean Cruises Ltd	217,553
1,687	e	Teekay Corp	99,212
		TOTAL WATER TRANSPORTATION	709,796

WHOLESALE TRADE-DURABLE GOODS - 0.97%
5,197	*	Arrow Electronics, Inc	220,976
2,426		BorgWarner, Inc	222,052
4,820	*	Cytyc Corp	229,673
6,076	*	Ingram Micro, Inc (Class A)	119,150
1,783	e	Martin Marietta Materials, Inc	238,120
5,819	*	Patterson Cos, Inc	224,672
2,063	e	Pool Corp	51,534
2,820		Reliance Steel & Aluminum Co	159,443
2,302	*	Tech Data Corp	92,356
2,961		W.W. Grainger, Inc	270,014
1,910	e*	WESCO International, Inc	82,015
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,910,005

WHOLESALE TRADE-NONDURABLE GOODS - 0.69%
3,291		Airgas, Inc	169,914
1,562	e*	Bare Escentuals, Inc	38,847
3,251	e	Brown-Forman Corp (Class B)	243,532
5,445		Dean Foods Co	139,283
5,594	*	Endo Pharmaceuticals Holdings, Inc	173,470
3,720	*	Henry Schein, Inc	226,325
2,171		Herbalife Ltd	98,694
6,142	e	Idearc, Inc	193,289
1,524	e*	Tractor Supply Co	70,241
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,353,595

		TOTAL COMMON STOCKS	193,857,466
		(Cost $159,612,220)

PRINCIPAL
SHORT TERM INVESTMENTS - 22.85%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.93%
$ 1,830,000	d	Federal Home Loan Bank (FHLB) , 10/01/07	1,829,390
			1,829,390

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 21.92%
42,974,496		State Street Navigator Securities Lending Prime Portfolio	42,974,496
			42,974,496

		TOTAL SHORT TERM INVESTMENTS	44,803,886
		(Cost $44,804,496)

		TOTAL PORTFOLIO - 121.73%	238,661,352
		(Cost $204,416,716)

		OTHER ASSETS & LIABILITIES, NET - (21.73)%	(42,596,590)

		NET ASSETS - 100.00%	$196,064,762

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $1,963,378.
e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.29%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
160		Cal-Maine Foods, Inc	$4,038
4		Seaboard Corp	7,840
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	11,878

AGRICULTURAL SERVICES - 0.03%
2,272	e*	Cadiz, Inc	42,941
		TOTAL AGRICULTURAL SERVICES	42,941

AMUSEMENT AND RECREATION SERVICES - 1.13%
9,858	*	Bally Technologies, Inc	349,269
2,779		Dover Downs Gaming & Entertainment, Inc	28,874
1,528	e*	Lakes Entertainment, Inc	14,562
5,870	e*	Life Time Fitness, Inc	360,066
882	e*	Live Nation, Inc	18,743
6,708	e*	Marvel Entertainment, Inc	157,236
3,911	e*	MTR Gaming Group, Inc	37,272
5,948	*	Pinnacle Entertainment, Inc	161,964
2,813	*	Town Sports International Holdings, Inc	42,786
13,191	e*	Westwood One, Inc	36,275
7,536	e*	WMS Industries, Inc	249,442
3,880		World Wrestling Entertainment, Inc	58,510
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,514,999

APPAREL AND ACCESSORY STORES - 1.87%
14,353	*	Aeropostale, Inc	273,568
4,616		Bebe Stores, Inc	67,532
3,665		Brown Shoe Co, Inc	71,111
2,619		Buckle, Inc	99,365
1,500	e*	Cache, Inc	26,775
10,832	*	Carter's, Inc	216,098
6,169	*	Casual Male Retail Group, Inc	55,274
1,303		Cato Corp (Class A)	26,633
4,715	*	Charlotte Russe Holding, Inc	69,028
4,129	*	Children's Place Retail Stores, Inc	100,252
6,853		Christopher & Banks Corp	83,058
2,468	*	Citi Trends, Inc	53,704
914		DEB Shops, Inc	24,577
6,720	*	Dress Barn, Inc	114,307
3,034	e*	DSW, Inc (Class A)	76,366
3,750	*	HOT Topic, Inc	27,975
7,211	e*	J Crew Group, Inc	299,256
385	e*	Jo-Ann Stores, Inc	8,124
3,375	e*	JOS A Bank Clothiers, Inc	112,792
3,868	e*	New York & Co, Inc	23,595
10,786	e*	Pacific Sunwear Of California, Inc	159,633

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
730	*	Shoe Carnival, Inc	$11,519
5,737	e*	Tween Brands, Inc	188,403
4,583	e*	Under Armour, Inc (Class A)	274,155
15,647	e*	Wet Seal, Inc (Class A)	60,554
		TOTAL APPAREL AND ACCESSORY STORES	2,523,654

APPAREL AND OTHER TEXTILE PRODUCTS - 0.53%
590		Columbia Sportswear Co	32,633
2,451	*	G-III Apparel Group Ltd	48,260
5,694	*	Gymboree Corp	200,656
1,880	*	Lululemon Athletica, Inc	79,016
2,603	*	Maidenform Brands, Inc	41,336
7,162	e*	Quiksilver, Inc	102,417
2,582	*	True Religion Apparel, Inc	45,443
4,330	*	Warnaco Group, Inc	169,173
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	718,934

AUTO REPAIR, SERVICES AND PARKING - 0.29%
2,586	*	Midas, Inc	48,798
2,035		Monro Muffler, Inc	68,762
520	*	Standard Parking Corp	20,691
6,778	*	Wright Express Corp	247,329
		TOTAL AUTO REPAIR, SERVICES AND PARKING	385,580

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00% **
495	e*	CSK Auto Corp	5,272
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	5,272

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00% **
243	e*	Builders FirstSource, Inc	2,620
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,620

BUSINESS SERVICES - 13.91%
3,265	e*	3D Systems Corp	77,119
5,206		Aaron Rents, Inc	116,094
480		ABM Industries, Inc	9,590
5,343	*	Acacia Research (Acacia Technologies)	78,435
6,910	*	ACI Worldwide, Inc	154,439
11,012	*	Actuate Corp	71,027
4,322		Administaff, Inc	156,889
3,198	e*	Advent Software, Inc	150,210
5,461	e*	American Reprographics Co	102,230
6,281	e*	AMN Healthcare Services, Inc	117,643
3,120	*	Ansoft Corp	102,898
14,347	*	Ansys, Inc	490,237
5,543		Arbitron, Inc	251,320
23,937	e*	Art Technology Group, Inc	72,290
16,346	*	Aspen Technology, Inc	234,075
2,056	e*	Bankrate, Inc	94,823
887		Barrett Business Services	21,137
6,896		Blackbaud, Inc	174,055
5,296	*	Blackboard, Inc	242,769
750	*	BladeLogic, Inc	19,230
2,553	*	Blue Coat Systems, Inc	201,074

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,025	e*	BPZ Energy, Inc	$78,195
438	*	CACI International, Inc (Class A)	22,377
2,017	*	Capella Education Co	112,770
5,708	*	Catalina Marketing Corp	184,882
706	e*	Cavium Networks, Inc	22,945
2,387	e*	CBIZ, Inc	18,977
6,096	*	Chordiant Software, Inc	84,491
368	*	Clayton Holdings, Inc	2,948
28,080	e*	CNET Networks, Inc	209,196
9,251	*	Cogent Communications Group, Inc	215,918
7,879	e*	Cogent, Inc	123,543
6,483		Cognex Corp	115,138
6,540	e*	Commvault Systems, Inc	121,121
1,086		Computer Programs & Systems, Inc	28,627
3,056	*	COMSYS IT Partners, Inc	51,371
7,021	e*	Concur Technologies, Inc	221,302
3,576	*	CoStar Group, Inc	191,137
3,396	*	CSG Systems International, Inc	72,165
5,909	e*	Cybersource Corp	69,076
660	*	Data Domain, Inc	20,427
6,181	*	DealerTrack Holdings, Inc	258,860
1,960	*	Dice Holdings, Inc	20,149
7,654	e*	Digital River, Inc	342,517
4,325	e*	DivX, Inc	64,313
1,654	*	Double-Take Software, Inc	31,608
616	*	DynCorp International, Inc (Class A)	14,236
5,595	*	Echelon Corp	139,931
8,507	e*	Eclipsys Corp	198,383
10,763	e*	Epicor Software Corp	148,207
4,706	e*	EPIQ Systems, Inc	88,567
5,799	e*	Equinix, Inc	514,313
6,105	e*	Evergreen Energy, Inc	31,136
3,307	e*	ExlService Holdings, Inc	70,307
5,934	*	FalconStor Software, Inc	71,505
867	*	First Advantage Corp (Class A)	15,320
2,566	*	Forrester Research, Inc	60,481
12,767	*	Gartner, Inc	312,281
1,628		Gevity HR, Inc	16,687
7,730	*	Global Cash Access, Inc	81,861
2,990	e*	Global Sources Ltd	66,288
630	*	Guidance Software, Inc	7,982
3,154	*	H&E Equipment Services, Inc	56,709
7,700		Healthcare Services Group	156,079
3,053		Heartland Payment Systems, Inc	78,462
3,092		Heidrick & Struggles International, Inc	112,703
3,772	e*	HMS Holdings Corp	92,829
4,442	*	Hudson Highland Group, Inc	56,547
5,159	e*	Hypercom Corp	23,319
1,062	e*	ICT Group, Inc	14,241
3,953	*	iGate Corp	33,877
5,820	*	IHS, Inc (Class A)	328,772
2,308		Imergent, Inc	51,768
16,202	*	Informatica Corp	254,371
2,998		Infospace, Inc	52,645

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,954		infoUSA, Inc	$18,153
4,254	e*	Innerworkings, Inc	73,296
2,419	e*	Innovative Solutions & Support, Inc	45,888
1,309		Integral Systems, Inc	28,130
2,320		Interactive Data Corp	65,424
2,529	*	Interactive Intelligence, Inc	48,051
9,060	e*	Internap Network Services Corp	128,380
6,304	*	Interwoven, Inc	89,706
5,775	*	inVentiv Health, Inc	253,061
4,509	e*	Ipass, Inc	18,938
14,577		Jack Henry & Associates, Inc	376,961
1,531	*	JDA Software Group, Inc	31,630
954		Kelly Services, Inc (Class A)	18,899
4,595	*	Kenexa Corp	141,434
4,752	*	Kforce, Inc	61,111
4,945	e*	Knot, Inc	105,131
7,045	*	Korn/Ferry International	116,313
8,648	*	Labor Ready, Inc	160,074
2,360	*	Limelight Networks, Inc	20,721
9,851	*	Lionbridge Technologies	39,305
1,985	*	Liquidity Services, Inc	21,815
7,311	*	LivePerson, Inc	45,036
3,515	e*	LoJack Corp	66,644
7,526	e*	Magma Design Automation, Inc	105,891
4,096	*	Manhattan Associates, Inc	112,271
604	*	Mantech International Corp (Class A)	21,732
4,253		Marchex, Inc (Class B)	40,446
10,041	*	Mentor Graphics Corp	151,619
1,533	*	MicroStrategy, Inc (Class A)	121,628
3,956	e*	Midway Games, Inc	17,248
1,420	*	Monotype Imaging Holdings, Inc	17,864
19,840	e*	Move, Inc	54,758
1,763	*	MPS Group, Inc	19,657
2,236	*	Ness Technologies, Inc	24,417
8,589	e*	NetFlix, Inc	177,964
4,830	*	Network Equipment Technologies, Inc	70,035
7,290		NIC, Inc	50,593
24,331	e*	Nuance Communications, Inc	469,832
6,064	*	Omniture, Inc	183,860
1,290	*	On Assignment, Inc	12,049
4,795	e*	Online Resources Corp	60,609
12,646	e*	OpenTV Corp (Class A)	18,716
5,935	e*	Packeteer, Inc	45,106
9,549	*	Parametric Technology Corp	166,344
1,999	*	PDF Solutions, Inc	19,750
2,054	e*	PeopleSupport, Inc	24,566
5,404	e*	Perficient, Inc	118,185
7,620	*	Phase Forward, Inc	152,476
2,935		Portfolio Recovery Associates, Inc	155,760
2,446	*	PRA International	71,912
1,322	*	Premiere Global Services, Inc	16,723
7,594	*	Progress Software Corp	230,098
1,020	*	PROS Holdings, Inc	12,311
837	e*	Protection One, Inc	11,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,713		QAD, Inc	$14,835
3,140		Quality Systems, Inc	115,018
10,883	e*	Quest Software, Inc	186,752
4,907	*	Radiant Systems, Inc	77,678
1,083	e*	Radisys Corp	13,483
5,570	*	Raser Technologies, Inc	71,797
1,390		Renaissance Learning, Inc	16,805
3,271	e*	RightNow Technologies, Inc	52,630
5,323		Rollins, Inc	142,071
2,200	e*	RSC Holdings, Inc	36,080
14,797	*	Sapient Corp	99,288
483	e*	Secure Computing Corp	4,700
5,377	e*	Smith Micro Software, Inc	86,355
5,016	e*	Sohu.com, Inc	189,153
3,176	*	SonicWALL, Inc	27,726
46,763	e*	Sonus Networks, Inc	285,254
12,233		Sotheby's	584,615
1,069	*	Sourcefire, Inc	9,707
4,839	*	Spherion Corp	39,970
3,401	*	SPSS, Inc	139,917
4,278	e*	SRA International, Inc (Class A)	120,126
3,780	*	Stratasys, Inc	104,177
1,807	*	Sybase, Inc	41,796
6,069	*	SYKES Enterprises, Inc	100,806
3,453	e*	Synchronoss Technologies, Inc	145,233
2,303		Syntel, Inc	95,759
11,982	e*	Take-Two Interactive Software, Inc	204,653
245		TAL International Group, Inc	6,142
3,148	*	Taleo Corp (Class A)	79,991
818	*	TechTarget, Inc	13,824
7,775	*	TeleTech Holdings, Inc	185,900
3,638		TheStreet.com, Inc	44,056
12,390	d*	THQ, Inc	309,502
920	*	Tiens Biotech Group USA, Inc	3,082
5,223	e*	TradeStation Group, Inc	60,952
1,554	*	Travelzoo, Inc	35,664
8,382	*	Trizetto Group, Inc	146,769
4,596	*	Ultimate Software Group, Inc	160,400
1,617	e*	Unica Corp	18,159
3,518		United Online, Inc	52,805
18,484	*	Valueclick, Inc	415,151
4,882	e*	Vasco Data Security International	172,383
1,425	e*	Veraz Networks, Inc	10,004
2,911	*	Vignette Corp	58,424
570	*	Virtusa Corp	8,550
3,731	e*	Visual Sciences, Inc	53,876
2,396	*	Vocus, Inc	70,059
8,191	e*	Websense, Inc	161,608
13,831	*	Wind River Systems, Inc	162,791
		TOTAL BUSINESS SERVICES	18,737,674

CHEMICALS AND ALLIED PRODUCTS - 9.27%
5,615	e*	Acadia Pharmaceuticals, Inc	84,506
4,752	e*	Acorda Therapeutics, Inc	87,199

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,596	e*	Adams Respiratory Therapeutics, Inc	$254,210
1,910	*	Albany Molecular Research, Inc	28,841
6,741	e*	Alexion Pharmaceuticals, Inc	439,176
4,000	e*	Alexza Pharmaceuticals, Inc	34,640
18,615	*	Alkermes, Inc	342,516
7,976	*	Allos Therapeutics, Inc	37,886
6,028	e*	Alnylam Pharmaceuticals, Inc	197,537
3,113	e*	AMAG Pharmaceuticals, Inc	178,064
9,685	*	American Oriental Bioengineering, Inc	107,988
3,303		American Vanguard Corp	64,474
649	*	Amicus Therapeutics, Inc	10,845
1,540	*	Animal Health International, Inc	17,140
6,925	e*	Arqule, Inc	49,375
8,750	*	Array Biopharma, Inc	98,262
6,960	e*	Arrowhead Research Corp	35,148
5,657	*	Auxilium Pharmaceuticals, Inc	119,250
3,519	e*	Aventine Renewable Energy Holdings, Inc	37,196
3,264		Balchem Corp	66,618
1,589	*	Bentley Pharmaceuticals, Inc	19,831
794	e*	Biodel, Inc	13,530
17,736	e*	BioMarin Pharmaceuticals, Inc	441,626
1,792	*	BioMimetic Therapeutics, Inc	23,905
6,478	*	Bionovo, Inc	24,940
583	e*	Bradley Pharmaceuticals, Inc	10,610
3,105	e*	Cadence Pharmaceuticals, Inc	43,470
1,949	*	Caraco Pharmaceutical Laboratories Ltd	29,722
13,759	e*	Cell Genesys, Inc	52,559
1,019		CF Industries Holdings, Inc	77,352
2,826	*	Chattem, Inc	199,290
10,246	*	Cubist Pharmaceuticals, Inc	216,498
6,702	e*	Cypress Bioscience, Inc	91,750
4,004	*	Cytokinetics, Inc	20,500
16,237	e*	CytRx Corp	56,180
15,499	e*	Dendreon Corp	119,187
16,917	e*	Discovery Laboratories, Inc	45,507
13,070	e*	Durect Corp	71,623
11,990	e*	Encysive Pharmaceuticals, Inc	18,105
7,020	e*	Enzon Pharmaceuticals, Inc	61,846
13,790	e*	GenVec, Inc	32,407
13,727	e*	Geron Corp	100,482
3,092	e*	GTx, Inc	50,338
12,037	e*	Halozyme Therapeutics, Inc	104,601
10,231		Hercules, Inc	215,056
24,869	e*	Human Genome Sciences, Inc	255,902
4,978	e*	Idenix Pharmaceuticals, Inc	14,386
12,747	*	Immucor, Inc	455,705
10,338	e*	Indevus Pharmaceuticals, Inc	71,435
1,970		Innophos Holdings, Inc	30,023
1,464		Inter Parfums, Inc	34,653
4,734	e*	InterMune, Inc	90,561
3,594	*	Inverness Medical Innovations, Inc	198,820
7,977	e*	Javelin Pharmaceuticals, Inc	40,044
1,010	*	Jazz Pharmaceuticals, Inc	11,312
2,814		Kaiser Aluminum Corp	198,584

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,723	*	Keryx Biopharmaceuticals, Inc	$76,767
1,781		Koppers Holdings, Inc	68,764
517		Kronos Worldwide, Inc	9,761
6,621	e*	KV Pharmaceutical Co (Class A)	189,361
4,045	*	Landec Corp	62,536
16,712		Ligand Pharmaceuticals, Inc (Class B)	89,242
2,670		Mannatech, Inc	21,627
23,317	e*	Medarex, Inc	330,169
9,476	e*	Medicines Co	168,768
10,338		Medicis Pharmaceutical Corp (Class A)	315,412
3,920	e*	Medivation, Inc	78,596
7,365		Meridian Bioscience, Inc	223,307
14,770	*	MGI Pharma, Inc	410,311
8,859	e*	Minrad International, Inc	42,435
1,330	e*	Molecular Insight Pharmaceuticals, Inc	9,031
1,760	e*	Momenta Pharmaceuticals, Inc	20,046
4,051	e*	Nabi Biopharmaceuticals	16,447
4,670	e*	Nastech Pharmaceutical Co, Inc	62,158
3,354	e*	Neurocrine Biosciences, Inc	33,540
546		NewMarket Corp	26,961
1,101	*	Novacea, Inc	8,819
4,670	*	Noven Pharmaceuticals, Inc	74,393
1,100	*	Obagi Medical Products, Inc	20,317
2,512	e*	Omrix Biopharmaceuticals, Inc	88,699
10,121	*	Onyx Pharmaceuticals, Inc	440,466
8,250	e*	OraSure Technologies, Inc	82,913
1,007	e*	Orexigen Therapeutics, Inc	13,302
10,672	e*	OSI Pharmaceuticals, Inc	362,741
2,494	e*	Osiris Therapeutics, Inc	32,123
4,393	e*	Pacific Ethanol, Inc	42,261
6,495	*	Pain Therapeutics, Inc	60,728
5,921	*	Par Pharmaceutical Cos, Inc	109,894
5,160	*	Parexel International Corp	212,953
4,298	e*	Penwest Pharmaceuticals Co	47,321
7,358		Perrigo Co	157,093
4,038	*	PetMed Express, Inc	56,572
1,440	e*	PharMerica Corp	21,485
4,864	*	Pharmion Corp	224,425
4,804	e*	Poniard Pharmaceuticals, Inc	27,239
4,720	e*	Pozen, Inc	52,203
4,689	e*	Progenics Pharmaceuticals, Inc	103,674
360	*	Protalix BioTherapeutics, Inc	12,442
5,312	*	Quidel Corp	103,903
7,629	e*	Salix Pharmaceuticals Ltd	94,752
8,452	e*	Santarus, Inc	22,398
5,520	*	Sciele Pharma, Inc	143,630
2,206	*	Somaxon Pharmaceuticals, Inc	22,435
9,310	e*	SuperGen, Inc	40,405
2,816	e*	SurModics, Inc	138,012
717	e*	Synta Pharmaceuticals Corp	4,732
6,641	e*	Tercica, Inc	41,174
1,400	e*	Trubion Pharmaceuticals, Inc	16,982
5,384		UAP Holding Corp	168,842
3,844	*	United Therapeutics Corp	255,780

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,220	e*	US BioEnergy Corp	$9,406
1,625	e*	USANA Health Sciences, Inc	71,094
17,597	e*	Valeant Pharmaceuticals International	272,402
4,770	e*	Vanda Pharmaceuticals, Inc	66,351
5,199	e*	Verasun Energy Corp	57,189
11,442	*	Viropharma, Inc	101,834
3,140	e*	Visicu, Inc	23,801
4,977	e*	WR Grace & Co	133,682
4,032	e*	Xenoport, Inc	189,706
21,907	*	XOMA Ltd	74,703
7,117	e*	Zymogenetics, Inc	92,877
		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,486,603

COAL MINING - 0.25%
12,138	e*	Alpha Natural Resources, Inc	281,966
12,708	e*	International Coal Group, Inc	56,423
		TOTAL COAL MINING	338,389

COMMUNICATIONS - 2.82%
4,752	e*	Anixter International, Inc	391,802
762	e*	Aruba Networks, Inc	15,240
4,630	*	Authorize.Net Holdings, Inc	81,627
8,518	*	Brightpoint, Inc	127,855
3,803	*	Cbeyond Communications, Inc	155,124
4,511	*	Centennial Communications Corp	45,651
12,218		Citadel Broadcasting Corp	50,827
1,837		Consolidated Communications Holdings, Inc	36,024
2,165	e*	Crown Media Holdings, Inc (Class A)	15,566
2,755	e*	Cumulus Media, Inc (Class A)	28,156
27,059	*	Dobson Communications Corp (Class A)	346,085
5,435	*	Entravision Communications Corp (Class A)	50,111
639		Fairpoint Communications, Inc	12,052
23,257	*	Foundry Networks, Inc	413,277
1,262	*	General Communication, Inc (Class A)	15,321
2,337	e*	GeoEye, Inc	60,178
2,021	e*	Global Crossing Ltd	42,603
3,675	e*	Globalstar, Inc	26,938
1,223	*	Golden Telecom, Inc	98,439
4,562	e*	Harris Stratex Networks, Inc (Class A)	79,698
1,184	*	Hughes Communications, Inc	61,390
330	e*	Hungarian Telephone & Cable	6,488
6,107		Ibasis, Inc	65,650
8,446	e*	ICO Global Communications Holdings Ltd	29,392
2,159	e*	InPhonic, Inc	5,937
2,305		iPCS, Inc	79,269
9,134	e*	j2 Global Communications, Inc	298,956
2,544	e*	Knology, Inc	42,561
2,979	e*	Lodgenet Entertainment Corp	75,547
6,659	*	Mastec, Inc	93,692
497	*	Nexstar Broadcasting Group, Inc (Class A)	5,214
2,469		North Pittsburgh Systems, Inc	58,663
5,978	*	Novatel Wireless, Inc	135,402
5,135		NTELOS Holdings Corp	151,277
4,747	e*	Orbcomm, Inc	35,745

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,860	e*	PAETEC Holding Corp	$73,074
1,020	*	Rural Cellular Corp (Class A)	44,370
3,544	e*	SAVVIS, Inc	137,436
600		Shenandoah Telecom Co	13,056
3,996		Sinclair Broadcast Group, Inc (Class A)	48,112
3,764	e*	Spanish Broadcasting System, Inc (Class A)	9,711
2,380	e*	Switch & Data Facilities Co, Inc	38,770
9,135	e*	Terremark Worldwide, Inc	65,498
18,140	e*	TiVo, Inc	115,189
7,537	v*	Vonage Holdings Corp	7,763
		TOTAL COMMUNICATIONS	3,790,736

DEPOSITORY INSTITUTIONS - 1.37%
720		Abington Bancorp, Inc	7,020
1,702		Bank of the Ozarks, Inc	51,962
610	*	Beneficial Mutual Bancorp, Inc	5,948
442		Cascade Bancorp	9,839
1,090		Cass Information Systems, Inc	38,989
338		City Bank	9,707
1,647		CoBiz, Inc	28,197
2,902	e*	Dollar Financial Corp	82,794
1,292		Enterprise Financial Services Corp	31,447
8,483	e*	Euronet Worldwide, Inc	252,539
327		First Busey Corp	7,165
210		First Financial Bankshares, Inc	8,438
1,716		First South Bancorp, Inc	44,891
495		Frontier Financial Corp	11,548
1,027		K-Fed Bancorp	13,526
7,817	e*	Net 1 UEPS Technologies, Inc	212,388
9,839		NewAlliance Bancshares, Inc	144,437
1,070	e*	Oritani Financial Corp	16,949
1,504	e*	Pinnacle Financial Partners, Inc	43,345
267		Preferred Bank	10,504
2,211		PrivateBancorp, Inc	77,031
1,389		QC Holdings, Inc	20,071
1,367		Sierra Bancorp	39,178
5,142	*	Signature Bank	181,152
280		Southside Bancshares, Inc	6,185
1,639		Suffolk Bancorp	52,546
3,113	e*	Superior Bancorp	27,488
1,233	e*	SVB Financial Group	58,395
517	*	Texas Capital Bancshares, Inc	11,240
13,600		Trustco Bank Corp NY	148,648
300		United Bankshares, Inc	9,132
1,563		United Security Bancshares	29,384
2,512	e*	Virginia Commerce Bancorp	36,022
252	e*	Wauwatosa Holdings, Inc	4,095
1,477		Westamerica Bancorporation	73,569
1,598	e*	Western Alliance Bancorp	37,665
470		Wilshire Bancorp, Inc	5,156
		TOTAL DEPOSITORY INSTITUTIONS	1,848,590

EATING AND DRINKING PLACES - 2.53%
3,245	*	AFC Enterprises	48,837

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,161		Applebees International, Inc	$302,566
2,130	e*	Benihana, Inc (Class A)	36,870
3,188	e*	BJ's Restaurants, Inc	67,107
2,830	e*	Buffalo Wild Wings, Inc	106,748
5,282	*	California Pizza Kitchen, Inc	92,805
1,999	e*	Carrols Restaurant Group, Inc	22,389
2,740		CBRL Group, Inc	111,792
2,460	*	CEC Entertainment, Inc	66,100
6,066	e*	Chipotle Mexican Grill, Inc (Class B)	649,062
10,542		CKE Restaurants, Inc	170,886
17,495	*	Denny's Corp	69,980
1,407		IHOP Corp	89,105
3,174	*	Jack in the Box, Inc	205,802
11,407	e*	Krispy Kreme Doughnuts, Inc	45,628
2,489	*	McCormick & Schmick's Seafood Restaurants, Inc	46,868
1,033	e*	Morton's Restaurant Group, Inc	16,425
2,513	*	Papa John's International, Inc	61,418
4,711	e*	PF Chang's China Bistro, Inc	139,446
4,590	*	Rare Hospitality International, Inc	174,925
3,057	e*	Red Robin Gourmet Burgers, Inc	131,145
8,148		Ruby Tuesday, Inc	149,434
3,501	e*	Ruth's Chris Steak House, Inc	49,889
12,359	e*	Sonic Corp	289,201
9,531	e*	Texas Roadhouse, Inc (Class A)	111,513
11,665		Triarc Cos (Class B)	145,929
		TOTAL EATING AND DRINKING PLACES	3,401,870

EDUCATIONAL SERVICES - 0.90%
16,039	*	Corinthian Colleges, Inc	255,180
11,097		DeVry, Inc	410,700
595	e*	Lincoln Educational Services Corp	7,759
2,686		Strayer Education, Inc	452,940
4,435	e*	Universal Technical Institute, Inc	79,830
		TOTAL EDUCATIONAL SERVICES	1,206,409

ELECTRIC, GAS, AND SANITARY SERVICES - 1.16%
2,888		American Ecology Corp	61,197
1,636	e*	Clean Energy Fuels Corp	24,769
3,121	*	Clean Harbors, Inc	138,947
2,567		Consolidated Water Co, Inc	77,061
6,763		Crosstex Energy, Inc	256,385
434		EnergySouth, Inc	21,882
486	e*	EnerNOC, Inc	18,555
7,866		ITC Holdings Corp	389,760
1,145		Markwest Hydrocarbon, Inc	66,559
430		Metal Management, Inc	23,306
2,485		Ormat Technologies, Inc	115,155
2,603	e*	Pike Electric Corp	48,832
200		SJW Corp	6,828
9,094	*	Waste Connections, Inc	288,825
1,019		Waste Industries USA, Inc	29,164
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,567,225

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.72%
4,126	e*	Acme Packet, Inc	$63,623
5,725		Acuity Brands, Inc	288,998
5,638		Adtran, Inc	129,843
6,932	e*	Advanced Analogic Technologies, Inc	73,756
6,647	*	Advanced Energy Industries, Inc	100,370
850	*	Airvana, Inc	5,143
7,610	e*	American Superconductor Corp	155,853
12,278	*	AMIS Holdings, Inc	119,219
19,402	e*	Amkor Technology, Inc	223,511
10,802	e*	Anadigics, Inc	195,300
20,135	e*	Applied Micro Circuits Corp	63,627
18,635	*	Arris Group, Inc	230,142
10,171	*	Atheros Communications, Inc	304,825
5,414	*	ATMI, Inc	161,067
33,977	e*	Avanex Corp	55,722
2,183	*	AZZ, Inc	76,318
8,472		Baldor Electric Co	338,456
2,582	*	Benchmark Electronics, Inc	61,632
2,014	*	BigBand Networks, Inc	12,890
9,232	*	C-COR, Inc	106,076
3,562	e*	Ceradyne, Inc	269,786
4,324	*	Comtech Telecommunications Corp	231,291
27,151	e*	Conexant Systems, Inc	32,581
1,435	*	CPI International, Inc	27,279
1,830		Cubic Corp	77,171
5,518	e*	Diodes, Inc	177,128
2,005	*	Ditech Networks, Inc	10,566
279	*	DSP Group, Inc	4,417
3,245	e*	DTS, Inc	98,551
1,336	*	EMS Technologies, Inc	32,772
7,379	e*	Energy Conversion Devices, Inc	167,651
15,730	e*	Evergreen Solar, Inc	140,469
3,622	*	Exar Corp	47,303
49,710	e*	Finisar Corp	139,188
3,543		Franklin Electric Co, Inc	145,653
12,312	e*	FuelCell Energy, Inc	110,069
42,077	*	Gemstar-TV Guide International, Inc	292,856
5,264	*	Genlyte Group, Inc	338,265
3,617	e*	Greatbatch, Inc	96,176
14,605	*	Harmonic, Inc	154,959
17,310	e*	Hexcel Corp	393,110
3,032	*	Hittite Microwave Corp	133,863
1,780	*	Infinera Corp	35,867
8,712	e*	InterDigital, Inc	181,035
7,140	*	InterVoice, Inc	67,045
1,987	*	IPG Photonics Corp	39,064
2,820	e*	iRobot Corp	56,062
2,609	e*	IXYS Corp	27,212
344		Lamson & Sessions Co	9,274
1,174	*	Littelfuse, Inc	41,900
8,268	*	Mattson Technology, Inc	71,518
4,339	e*	Medis Technologies Ltd	56,407
10,319		Micrel, Inc	111,445
14,120	e*	Microsemi Corp	393,666

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,859	e*	Microtune, Inc	$59,351
7,923	e*	MIPS Technologies, Inc	62,592
4,408	e*	Monolithic Power Systems, Inc	111,963
1,807	*	Moog, Inc (Class A)	79,400
646	e*	Multi-Fineline Electronix, Inc	9,580
2,944	e*	Netlogic Microsystems, Inc	106,308
2,838	e*	Omnivision Technologies, Inc	64,508
44,750	e*	ON Semiconductor Corp	562,060
22,592	e*	On2 Technologies, Inc	26,207
1,539	*	Oplink Communications, Inc	21,023
3,591	*	OpNext, Inc	41,656
1,010	e*	Optium Corp	10,484
1,144	e*	OSI Systems, Inc	25,751
1,421	*	Pericom Semiconductor Corp	16,654
5,195	*	Plexus Corp	142,343
5,319	*	PLX Technology, Inc	57,445
36,762	e*	PMC - Sierra, Inc	308,433
16,977	*	Polycom, Inc	456,002
1,040	*	Polypore International, Inc	14,622
1,024	*	Powell Industries, Inc	38,799
2,899		Raven Industries, Inc	116,105
17,170	e*	RF Micro Devices, Inc	115,554
2,818	*	Seachange International, Inc	19,501
9,374	*	Semtech Corp	191,980
1,010	*	ShoreTel, Inc	14,463
14,123	*	Silicon Image, Inc	72,733
7,396	e*	Sirenza Microdevices, Inc	127,877
3,704	*	Skyworks Solutions, Inc	33,484
8,842	*	Smart Modular Technologies WWH, Inc	63,220
1,447	e*	Standard Microsystems Corp	55,594
1,340	*	Starent Networks Corp	28,287
2,110	e*	Supertex, Inc	84,147
12,990	*	Sycamore Networks, Inc	52,869
3,781	*	Symmetricom, Inc	17,771
4,806	e*	Synaptics, Inc	229,535
9,921	e*	Syntax-Brillian Corp	40,378
2,716		Technitrol, Inc	73,196
2,946	*	Techwell, Inc	31,287
8,875	*	Tessera Technologies, Inc	332,813
10,363	e*	Trident Microsystems, Inc	164,668
865	*	TTM Technologies, Inc	10,008
470	*	Ultra Clean Holdings	6,909
3,171	e*	Universal Display Corp	56,190
2,575	*	Universal Electronics, Inc	83,688
8,943	e*	Utstarcom, Inc	32,731
4,487	*	Viasat, Inc	138,334
3,290		Vicor Corp	39,875
4,043	e*	Volterra Semiconductor Corp	49,648
4,620	*	Zoltek Cos, Inc	201,571
3,003	*	Zoran Corp	60,661
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,738,228

ENGINEERING AND MANAGEMENT SERVICES - 3.25%
3,369	*	Advisory Board Co	196,985

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,144	*	Aecom Technology Corp	$214,610
830	*	Affymax, Inc	22,460
7,378	e*	Ariad Pharmaceuticals, Inc	34,160
449		CDI Corp	12,518
760	*	comScore, Inc	20,520
1,931	e*	CRA International, Inc	93,055
11,001	*	CV Therapeutics, Inc	98,789
5,289		Diamond Management & Technology Consultants, Inc	48,659
7,260	*	eResearch Technology, Inc	82,691
18,021	*	Exelixis, Inc	190,842
2,059	*	Exponent, Inc	51,660
4,025	*	Greenfield Online, Inc	61,381
5,954	*	Harris Interactive, Inc	25,662
3,448	*	Huron Consulting Group, Inc	250,394
9,341	e*	Incyte Corp	66,788
7,734	e*	Isis Pharmaceuticals, Inc	115,778
2,327	*	Kendle International, Inc	96,640
8,002	e*	Kosan Biosciences, Inc	40,090
910		Landauer, Inc	46,374
1,919	*	LECG Corp	28,593
6,284	e*	Lifecell Corp	236,090
6,415	e*	Luminex Corp	96,738
284		MAXIMUS, Inc	12,377
1,353	*	Michael Baker Corp	66,311
440	e*	MTC Technologies, Inc	8,496
7,967	e*	Myriad Genetics, Inc	415,479
6,087	e*	Navigant Consulting, Inc	77,061
6,320	e*	Neurogen Corp	28,061
6,189	*	Omnicell, Inc	176,634
1,725	*	PharmaNet Development Group, Inc	50,077
5,514	*	Regeneration Technologies, Inc	59,110
11,780	e*	Regeneron Pharmaceuticals, Inc	209,684
30,960	e*	Rentech, Inc	66,874
9,070		Resources Connection, Inc	209,971
4,993	e*	Rigel Pharmaceuticals, Inc	47,084
9,760	e*	Savient Pharmaceuticals, Inc	142,008
9,035	*	Seattle Genetics, Inc	101,553
5,621	e*	Senomyx, Inc	68,857
1,513	*	Stanley, Inc	41,683
3,028	e*	Symyx Technologies, Inc	26,313
2,002	e*	Tejon Ranch Co	82,883
9,705	e*	Telik, Inc	28,242
6,274	*	Tetra Tech, Inc	132,507
7,267	e*	Verenium Corp	38,370
828	*	Washington Group International, Inc	72,707
1,887		Watson Wyatt & Co Holdings (Class A)	84,802
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,378,621

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
1,535	e*	Home Solutions of America, Inc	5,204
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	5,204

FABRICATED METAL PRODUCTS - 1.10%
171		Ameron International Corp	18,087

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,013		Aptargroup, Inc	$38,362
1,620	*	Chart Industries, Inc	52,099
2,245		Dynamic Materials Corp	107,513
1,770		Gulf Island Fabrication, Inc	67,950
1,473		Insteel Industries, Inc	22,611
1,054	*	Ladish Co, Inc	58,476
443		Lifetime Brands, Inc	8,988
5,309	e*	Mobile Mini, Inc	128,265
499	*	NCI Building Systems, Inc	21,562
594	e*	PGT, Inc	4,710
2,526		Silgan Holdings, Inc	135,773
3,152		Simpson Manufacturing Co, Inc	100,391
5,377	e*	Smith & Wesson Holding Corp	102,647
4,140	e*	Sturm Ruger & Co, Inc	74,147
2,151		Sun Hydraulics Corp	68,402
11,331	e*	Taser International, Inc	177,783
3,442		Valmont Industries, Inc	292,054
		TOTAL FABRICATED METAL PRODUCTS	1,479,820

FOOD AND KINDRED PRODUCTS - 0.91%
3,984	e*	Altus Pharmaceuticals, Inc	41,792
1,379	e*	American Dairy, Inc	26,904
1,407	*	Boston Beer Co, Inc (Class A)	68,465
1,097		Coca-Cola Bottling Co Consolidated	66,149
15,247	*	Darling International, Inc	150,793
6,100		Flowers Foods, Inc	132,980
1,711		J&J Snack Foods Corp	59,577
4,625	e*	Jones Soda Co	55,778
3,846		Lancaster Colony Corp	146,802
1,520		Lance, Inc	34,990
2,260	e*	M&F Worldwide Corp	113,429
149		MGP Ingredients, Inc	1,530
2,107		National Beverage Corp	17,867
2,480	e*	Peet's Coffee & Tea, Inc	69,217
1,266	*	Ralcorp Holdings, Inc	70,668
1,935		Reddy Ice Holdings, Inc	51,026
1,850		Sanderson Farms, Inc	77,090
1,451		Tootsie Roll Industries, Inc	38,495
		TOTAL FOOD AND KINDRED PRODUCTS	1,223,552

FOOD STORES - 0.17%
198		Arden Group, Inc (Class A)	27,627
632	e*	Great Atlantic & Pacific Tea Co, Inc	19,251
1,963		Ingles Markets, Inc (Class A)	56,260
1,761	e*	Pantry, Inc	45,134
5,808	*	Pathmark Stores, Inc	74,052
281	e*	Winn-Dixie Stores, Inc	5,260
		TOTAL FOOD STORES	227,584

FURNITURE AND FIXTURES - 0.98%
422		Ethan Allen Interiors, Inc	13,795
11,751		Herman Miller, Inc	318,922
9,978		Interface, Inc (Class A)	180,103
2,744		Kimball International, Inc (Class B)	31,227

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,802		Sealy Corp	$81,460
8,668	e*	Select Comfort Corp	120,919
15,360		Tempur-Pedic International, Inc	549,120
609	*	Williams Scotsman International, Inc	16,875
		TOTAL FURNITURE AND FIXTURES	1,312,421

FURNITURE AND HOME FURNISHINGS STORES - 0.35%
5,129	e*	Guitar Center, Inc	304,150
490	*	hhgregg, Inc	5,145
9,009		Knoll, Inc	159,820
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	469,115

GENERAL BUILDING CONTRACTORS - 0.53%
213		Amrep Corp	5,708
4,758		McGrath RentCorp	158,156
3,805	*	Perini Corp	212,814
2,948	e*	Team, Inc	80,716
9,640		Walter Industries, Inc	259,316
		TOTAL GENERAL BUILDING CONTRACTORS	716,710

GENERAL MERCHANDISE STORES - 0.11%
4,841	e*	99 Cents Only Stores	49,717
535		Bon-Ton Stores, Inc	12,155
1,033	e*	Cabela's, Inc	24,430
158	e*	Conn's, Inc	3,775
5,143	e*	Retail Ventures, Inc	53,539
694		Stein Mart, Inc	5,281
		TOTAL GENERAL MERCHANDISE STORES	148,897

HEALTH SERVICES - 2.03%
2,988	e*	Alliance Imaging, Inc	27,071
4,474	e*	Amedisys, Inc	171,891
2,237	*	American Dental Partners, Inc	62,658
3,354	*	Apria Healthcare Group, Inc	87,238
3,336	e*	Assisted Living Concepts, Inc (A Shares)	30,491
2,021	e*	Bio-Reference Labs, Inc	68,229
1,506	*	Corvel Corp	34,819
461	*	Cross Country Healthcare, Inc	8,054
4,510	e*	CryoLife, Inc	42,620
2,363	*	eHealth, Inc	65,455
1,193	e*	Emeritus Corp	32,330
5,684	e*	Enzo Biochem, Inc	64,513
2,402	e*	Genomic Health, Inc	46,094
1,505	*	Gentiva Health Services, Inc	28,911
6,489	e*	Healthways, Inc	350,211
6,007	e*	Hythiam, Inc	44,692
8,225	e*	Immunomedics, Inc	18,835
3,710		LCA-Vision, Inc	109,037
2,632	e*	LHC Group, Inc	56,509
1,260	*	Magellan Health Services, Inc	51,131
3,142	e*	Matria Healthcare, Inc	82,195
572	*	Medcath Corp	15,707
914		National Healthcare Corp	46,970
16,785	e*	Nektar Therapeutics	148,212

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,824	e*	Nighthawk Radiology Holdings, Inc	$93,726
430	*	Odyssey HealthCare, Inc	4,132
10,045	*	Psychiatric Solutions, Inc	394,568
2,464	*	Radiation Therapy Services, Inc	51,300
853	e*	Sirtris Pharmaceuticals, Inc	14,569
2,375	e*	Skilled Healthcare Group, Inc (Class A)	37,406
4,848	e*	Stereotaxis, Inc	66,854
7,954	*	Sun Healthcare Group, Inc	132,911
7,048	e*	Sunrise Senior Living, Inc	249,288
		TOTAL HEALTH SERVICES	2,738,627

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.26%
807	e*	Comverge, Inc	26,518
3,842		Granite Construction, Inc	203,703
1,890	*	Great Lakes Dredge & Dock Corp	16,556
4,817	*	Matrix Service Co	100,916
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	347,693

HOLDING AND OTHER INVESTMENT OFFICES - 4.91%
5,886		Acadia Realty Trust	159,687
373	e*	Alexander's, Inc	143,792
2,734		Alexandria Real Estate Equities, Inc	263,175
2,952		Associated Estates Realty Corp	38,494
1,134		Cherokee, Inc	43,500
764		Corporate Office Properties Trust	31,805
7,336		Cousins Properties, Inc	215,385
9,864		Digital Realty Trust, Inc	388,543
3,532		EastGroup Properties, Inc	159,858
10,187		Equity Inns, Inc	230,022
3,748		Equity Lifestyle Properties, Inc	194,146
11,551		FelCor Lodging Trust, Inc	230,211
5,139		First Industrial Realty Trust, Inc	199,753
3,268		Getty Realty Corp	88,890
6,875		Glimcher Realty Trust	161,563
7,447		Highwoods Properties, Inc	273,081
4,742		Home Properties, Inc	247,438
1,988		Inland Real Estate Corp	30,794
16,600		iShares Russell 2000 Growth Index Fund	1,413,324
2,743		JER Investors Trust, Inc	34,150
2,809		Maguire Properties, Inc	72,556
4,709		Mid-America Apartment Communities, Inc	234,744
389		National Health Investors, Inc	12,024
14,670		Nationwide Health Properties, Inc	442,007
7,622	e*	NexCen Brands, Inc	51,220
12,173		Omega Healthcare Investors, Inc	189,047
2,382		PennantPark Investment Corp	31,919
1,419		Post Properties, Inc	54,915
2,996		PS Business Parks, Inc	170,323
1,230		Quadra Realty Trust, Inc	11,722
2,098		Ramco-Gershenson Properties	65,542
1,994		Saul Centers, Inc	102,691
2,840		Sun Communities, Inc	85,427
5,804		Tanger Factory Outlet Centers, Inc	235,584
701		Universal Health Realty Income Trust	24,907

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,337		Washington Real Estate Investment Trust	$276,622
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,608,861

HOTELS AND OTHER LODGING PLACES - 0.60%
2,064		Ameristar Casinos, Inc	57,998
3,214	*	Gaylord Entertainment Co	171,049
341	e*	Isle of Capri Casinos, Inc	6,632
1,488		Marcus Corp	28,570
2,190	e*	Monarch Casino & Resort, Inc	62,306
4,090	e*	Morgans Hotel Group Co	88,958
1,000	*	Riviera Holdings Corp	28,050
5,812	e*	Vail Resorts, Inc	362,029
		TOTAL HOTELS AND OTHER LODGING PLACES	805,592

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.65%
2,370	e*	Aaon, Inc	46,760
4,440		Actuant Corp (Class A)	288,467
2,079	*	Altra Holdings, Inc	34,657
140		Ampco-Pittsburgh Corp	5,513
3,453	*	Astec Industries, Inc	198,375
2,062	*	ASV, Inc	28,930
8,214	*	Asyst Technologies, Inc	43,452
920	*	AuthenTec, Inc	9,200
1,166	*	Brooks Automation, Inc	16,604
6,915		Bucyrus International, Inc (Class A)	504,311
444		Cascade Corp	28,935
9,252	*	Cirrus Logic, Inc	59,213
2,026	e*	Columbus McKinnon Corp	50,427
3,683	*	Cray, Inc	26,518
3,894		Curtiss-Wright Corp	184,965
4,517	*	Cymer, Inc	173,408
4,932	*	Dril-Quip, Inc	243,394
9,472	*	Emulex Corp	181,578
3,058	*	ENGlobal Corp	34,892
3,006	*	Entegris, Inc	26,092
1,610	*	Extreme Networks, Inc	6,182
3,402	*	Flotek Industries, Inc	150,198
6,655	e*	Flow International Corp	58,697
3,275	e*	Fuel Tech, Inc	72,345
5,638	e*	Goodman Global, Inc	134,635
2,098		Gorman-Rupp Co	69,570
1,037	e*	Hurco Cos, Inc	56,060
11,217	e*	Intermec, Inc	292,988
3,764	*	Intevac, Inc	57,213
1,377	e*	Isilon Systems, Inc	10,603
210	*	Kadant, Inc	5,880
4,317		Kaydon Corp	224,441
9,342	*	Kulicke & Soffa Industries, Inc	79,220
863		Lindsay Manufacturing Co	37,782
2,784		Lufkin Industries, Inc	153,176
7,501	*	Micros Systems, Inc	488,090
2,524	e*	Middleby Corp	162,899
3,193	*	NATCO Group, Inc (Class A)	165,238
1,290	*	Netezza Corp	16,138

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,452	*	Netgear, Inc	$196,270
4,741		Nordson Corp	238,046
472	*	Rackable Systems, Inc	6,122
3,841	*	RBC Bearings, Inc	147,302
1,563	e*	Rimage Corp	35,074
1,063		Sauer-Danfoss, Inc	28,361
4,175	e*	Scansource, Inc	117,359
1,173	e*	Semitool, Inc	11,378
4,483	e*	Sigma Designs, Inc	216,260
13,098	e*	SourceForge, Inc	32,090
1,729	e*	STEC, Inc	13,192
1,456	*	Super Micro Computer, Inc	14,211
1,061	*	T-3 Energy Services, Inc	45,241
1,574		Tennant Co	76,654
3,724	*	TurboChef Technologies, Inc	49,157
890		Twin Disc, Inc	51,798
2,065	e*	Ultratech, Inc	28,621
3,955		Watsco, Inc	183,631
5,547		Woodward Governor Co	346,133
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,263,946

INSTRUMENTS AND RELATED PRODUCTS - 9.54%
3,815	*	Abaxis, Inc	85,647
5,418	e*	Abiomed, Inc	67,346
2,870	*	Accuray, Inc	50,110
12,706	e*	Affymetrix, Inc	322,351
10,955	*	Align Technology, Inc	277,490
13,346	e*	American Medical Systems Holdings, Inc	226,215
1,735		American Science & Engineering, Inc	108,715
382	*	Anaren, Inc	5,386
1,844	e*	Angiodynamics, Inc	34,759
871	e*	Argon ST, Inc	17,246
4,716		Arrow International, Inc	214,531
5,090	e*	Arthrocare Corp	284,480
3,074	e*	Aspect Medical Systems, Inc	41,714
2,265		Badger Meter, Inc	72,593
12,204	*	Bruker BioSciences Corp	107,395
10,250	e*	Cepheid, Inc	233,700
1,934	*	Coherent, Inc	62,043
1,981		Cohu, Inc	37,144
2,545	e*	Cutera, Inc	66,704
3,935	e*	Cyberonics, Inc	54,854
1,480	*	Cynosure, Inc (Class A)	54,612
3,519	*	Dionex Corp	279,620
4,371	e*	DJ Orthopedics, Inc	214,616
2,245	*	Eagle Test Systems, Inc	28,781
264		EDO Corp	14,787
4,728	e*	ESCO Technologies, Inc	157,159
884	*	Esterline Technologies Corp	50,432
3,316	e*	ev3, Inc	54,449
425	*	Excel Technology, Inc	10,604
3,069	*	FARO Technologies, Inc	135,496
7,245	e*	FEI Co	227,710
12,273	e*	Flir Systems, Inc	679,801

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,846	e*	Formfactor, Inc	$392,497
8,074	*	Fossil, Inc	301,645
3,593	*	Foxhollow Technologies, Inc	94,855
4,560	*	Haemonetics Corp	225,355
9,972	*	Hologic, Inc	608,292
1,547	e*	ICU Medical, Inc	59,946
3,795	e*	I-Flow Corp	70,549
4,289	*	II-VI, Inc	148,099
9,926	e*	Illumina, Inc	514,961
1,262	e*	Insulet Corp	27,449
3,335	*	Integra LifeSciences Holdings Corp	162,014
12,889	e*	ION Geophysical Corp	178,255
6,305	e*	Ionatron, Inc	21,626
5,554	e*	Itron, Inc	516,911
5,706	*	Ixia	49,756
1,654	*	Kensey Nash Corp	43,186
8,429	e*	Kyphon, Inc	590,030
5,723	*	L-1 Identity Solutions, Inc	107,879
12,134	e*	LTX Corp	43,318
2,220	*	Masimo Corp	56,965
973	*	Measurement Specialties, Inc	27,147
2,195	*	Medical Action Industries, Inc	51,934
6,306		Mentor Corp	290,391
521	e*	Merit Medical Systems, Inc	6,763
2,763	*	Micrus Endovascular Corp	50,480
1,954		Mine Safety Appliances Co	92,053
401	*	MKS Instruments, Inc	7,627
2,009		MTS Systems Corp	83,574
3,964	*	Natus Medical, Inc	63,186
3,779	e*	Northstar Neuroscience, Inc	42,174
6,385	*	NuVasive, Inc	229,413
3,798	e*	NxStage Medical, Inc	55,033
4,529		Oakley, Inc	131,477
1,744	e*	Orthofix International NV	85,404
739	*	OYO Geospace Corp	68,513
3,406	e*	Palomar Medical Technologies, Inc	97,037
4,260		PolyMedica Corp	223,735
2,559	*	Rofin-Sinar Technologies, Inc	179,667
2,809	*	Rudolph Technologies, Inc	38,848
9,877	e*	Sirf Technology Holdings, Inc	210,874
3,174	e*	Sirona Dental Systems, Inc	113,217
5,121	e*	Sonic Innovations, Inc	46,960
1,020	e*	Sonic Solutions, Inc	10,679
3,090	*	SonoSite, Inc	94,307
5,919	e*	Spectranetics Corp	79,788
5,641		STERIS Corp	154,169
555	e*	Symmetry Medical, Inc	9,269
5,474	*	Teledyne Technologies, Inc	292,257
9,891	e*	Thoratec Corp	204,645
1,543		United Industrial Corp	116,126
3,321	*	Varian, Inc	211,249
723	*	Veeco Instruments, Inc	14,012
4,962	*	Ventana Medical Systems, Inc	426,285
3,069	e*	Vital Images, Inc	59,907

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,861		Vital Signs, Inc	$97,033
10,874	e*	Vivus, Inc	53,935
4,320	*	Volcano Corp	71,021
6,209	*	Wright Medical Group, Inc	166,525
1,339	*	X-Rite, Inc	19,335
2,791	*	Zoll Medical Corp	72,343
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,840,470

INSURANCE AGENTS, BROKERS AND SERVICE - 0.20%
435		Hilb Rogal & Hobbs Co	18,849
210		James River Group, Inc	6,804
4,676		National Financial Partners Corp	247,734
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	273,387

INSURANCE CARRIERS - 0.62%
3,627		Amtrust Financial Services, Inc	55,022
5,499	*	Centene Corp	118,283
930	e*	Citizens, Inc	7,115
910	*	Darwin Professional Underwriters, Inc	19,656
1,282	e*	Enstar Group Ltd	162,494
1,312	*	First Mercury Financial Corp	28,221
290	*	Greenlight Capital Re Ltd (Class A)	5,881
5,643	*	HealthExtras, Inc	157,045
5,527	*	Healthspring, Inc	107,777
288		National Interstate Corp	8,868
1,384	e*	Primus Guaranty Ltd	14,560
3,687		Tower Group, Inc	96,526
1,739	e*	Universal American Financial Corp	39,667
320	*	Validus Holdings Ltd	7,757
		TOTAL INSURANCE CARRIERS	828,872

JUSTICE, PUBLIC ORDER AND SAFETY - 0.20%
9,296	e*	Geo Group, Inc	275,255
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	275,255

LEATHER AND LEATHER PRODUCTS - 0.56%
5,370	e*	Collective Brands, Inc	118,462
3,554	e*	Genesco, Inc	163,946
9,405	*	Iconix Brand Group, Inc	223,745
1,965		Steven Madden Ltd	37,237
3,202	*	Timberland Co (Class A)	60,710
5,509		Wolverine World Wide, Inc	150,947
		TOTAL LEATHER AND LEATHER PRODUCTS	755,047

LEGAL SERVICES - 0.36%
7,909	*	FTI Consulting, Inc	397,902
1,669	*	Pre-Paid Legal Services, Inc	92,563
		TOTAL LEGAL SERVICES	490,465

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
1,754	*	Emergency Medical Services Corp (Class A)	53,059
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	53,059

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.18%
12,001	e*	Champion Enterprises, Inc	$131,771
1,940		Deltic Timber Corp	110,425
		TOTAL LUMBER AND WOOD PRODUCTS	242,196

METAL MINING - 0.60%
10,879	*	Apex Silver Mines Ltd	211,597
26,124	e*	Coeur d'Alene Mines Corp	99,010
22,545	e*	Hecla Mining Co	201,778
5,133	*	Rosetta Resources, Inc	94,139
1,672		Royal Gold, Inc	54,758
5,698	e*	ShengdaTech, Inc	34,359
447	*	Stillwater Mining Co	4,600
4,820	e*	Uranium Resources, Inc	45,260
9,804	*	US Gold Corp	61,471
		TOTAL METAL MINING	806,972

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
533		Blyth, Inc	10,900
5,938		Daktronics, Inc	161,632
429		Marine Products Corp	3,638
1,994		Nautilus, Inc	15,892
6,300	e*	Shuffle Master, Inc	94,185
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	286,247

MISCELLANEOUS RETAIL - 1.92%
4,660	e*	1-800-FLOWERS.COM, Inc (Class A)	54,009
3,175	e*	AC Moore Arts & Crafts, Inc	50,038
4,249		Big 5 Sporting Goods Corp	79,456
2,521	e*	Blue Nile, Inc	237,277
2,807	e*	Build-A-Bear Workshop, Inc	49,852
5,252		Cash America International, Inc	197,475
6,419	e*	CKX, Inc	79,018
6,866	*	Ezcorp, Inc (Class A)	92,348
1,041	*	Gander Mountain Co	5,632
3,637	*	GSI Commerce, Inc	96,744
5,853	e*	Hibbett Sports, Inc	145,154
5,763		Longs Drug Stores Corp	286,248
3,044	e*	Overstock.com, Inc	87,667
500	e*	PC Connection, Inc	6,250
7,013	e*	Priceline.com, Inc	622,404
697		Pricesmart, Inc	16,449
2,638	*	Shutterfly, Inc	84,179
3,071	e*	Stamps.com, Inc	36,760
1,041		Systemax, Inc	21,278
5,161	e*	Valuevision International, Inc (Class A)	38,243
3,932		World Fuel Services Corp	160,465
3,197	e*	Zumiez, Inc	141,851
		TOTAL MISCELLANEOUS RETAIL	2,588,797

MOTION PICTURES - 0.79%
2,391		Cinemark Holdings Inc	44,377
2,500	e*	Gaiam, Inc (Class A)	60,075
9,819	e*	Macrovision Corp	241,842
7,816		National CineMedia, Inc	175,078

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
24,778	*	Time Warner Telecom, Inc (Class A)	$544,373
		TOTAL MOTION PICTURES	1,065,745

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.06%
5,316	e*	Premier Exhibitions, Inc	80,165
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	80,165

NONDEPOSITORY INSTITUTIONS - 0.67%
11,223		Advance America Cash Advance Centers, Inc	119,749
3,378		Advanta Corp (Class B)	92,625
3,060	*	Aldabra 2 Acquisition Corp	28,121
3,060	*	Alternative Asset Management Acquisition Corp	26,989
1,425		Asta Funding, Inc	54,606
520		BlackRock Kelso Capital Corp	7,540
5,021		Centerline Holding Co	77,072
2,325	*	CompuCredit Corp	50,476
895	e*	Credit Acceptance Corp	20,675
530	e*	Encore Capital Group, Inc	6,254
4,771	*	First Cash Financial Services, Inc	111,737
2,450	e*	Information Services Group, Inc	18,743
7,292	e*	INVESTools, Inc	88,160
2,060	*	Mercadolibre, Inc	75,458
172		Nelnet, Inc (Class A)	3,137
1,244	e*	NewStar Financial, Inc	13,983
3,193	e*	World Acceptance Corp	105,624
		TOTAL NONDEPOSITORY INSTITUTIONS	900,949

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,497		AMCOL International Corp	49,536
9,245	e*	Idaho General Mines, Inc	61,387
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	110,923

OIL AND GAS EXTRACTION - 4.01%
412		APCO Argentina, Inc	43,433
2,833	e*	Arena Resources, Inc	185,562
4,231		Atlas America, Inc	218,447
4,004	*	ATP Oil & Gas Corp	188,308
5,070	*	Atwood Oceanics, Inc	388,159
5,502	e*	Basic Energy Services, Inc	115,652
2,880		Berry Petroleum Co (Class A)	114,019
4,432	e*	Bill Barrett Corp	174,665
2,976	e*	Bois d'Arc Energy, Inc	57,050
4,104	e*	Cal Dive International, Inc	61,560
4,490	e*	Carrizo Oil & Gas, Inc	201,421
7,964	e*	Complete Production Services, Inc	163,103
6,118	*	Comstock Resources, Inc	188,679
3,430	*	Concho Resources, Inc	50,798
2,375	*	Contango Oil & Gas Co	85,975
1,335	*	Dawson Geophysical Co	103,476
12,208	e*	Delta Petroleum Corp	219,134
6,692	e*	FX Energy, Inc	49,855
6,069	e*	GeoGlobal Resources, Inc	21,848
1,348	*	Geokinetics, Inc	31,476
2,104	e*	GMX Resources, Inc	67,686

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,875	e*	Goodrich Petroleum Corp	$91,138
2,603	*	Grey Wolf, Inc	17,050
3,613	*	Gulfport Energy Corp	85,484
15,376	*	Hercules Offshore, Inc	401,467
8,718	*	Mariner Energy, Inc	180,550
2,561	e*	McMoRan Exploration Co	34,445
14,605	*	Newpark Resources, Inc	78,283
6,981	*	Parallel Petroleum Corp	118,607
16,266	e*	Parker Drilling Co	132,080
3,160		Penn Virginia Corp	138,977
16,158	*	PetroHawk Energy Corp	265,314
385	e*	Petroleum Development Corp	17,075
7,775	*	Petroquest Energy, Inc	83,426
880	*	Rex Energy Corp	7,084
5,988		RPC, Inc	85,089
5,022	e*	Sulphco, Inc	44,194
1,021	*	Superior Offshore International, Inc	11,486
2,220	e*	Superior Well Services, Inc	50,461
6,123	*	TXCO Resources, Inc	54,862
2,582	*	Venoco, Inc	44,281
10,228	*	Warren Resources, Inc	128,259
5,628	*	W-H Energy Services, Inc	415,065
5,381	*	Willbros Group, Inc	182,954
		TOTAL OIL AND GAS EXTRACTION	5,397,937

PAPER AND ALLIED PRODUCTS - 0.64%
9,984	e*	Cenveo, Inc	215,954
12,793	e*	Graphic Packaging Corp	57,824
6,147		Greif, Inc (Class A)	373,000
1,900		Neenah Paper, Inc	62,871
8,585	*	Playtex Products, Inc	156,934
		TOTAL PAPER AND ALLIED PRODUCTS	866,583

PERSONAL SERVICES - 0.39%
5,299		Coinmach Service Corp (Class A)	63,535
1,462	*	Coinstar, Inc	47,033
989		CPI Corp	38,096
4,685		Jackson Hewitt Tax Service, Inc	130,993
17,121	e*	Sally Beauty Holdings, Inc	144,672
2,375	e*	Steiner Leisure Ltd	103,075
		TOTAL PERSONAL SERVICES	527,404

PETROLEUM AND COAL PRODUCTS - 0.13%
2,447		Alon USA Energy, Inc	82,660
1,186		Delek US Holdings, Inc	29,745
5,723	e*	Nova Biosource Fuels, Inc	16,082
1,237		WD-40 Co	42,231
		TOTAL PETROLEUM AND COAL PRODUCTS	170,718

PRIMARY METAL INDUSTRIES - 1.35%
8,341		Belden CDT, Inc	391,276
3,696	e*	Brush Engineered Materials, Inc	191,785
2,888	e*	Century Aluminum Co	152,053
1,369	e*	Coleman Cable, Inc	18,947

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,121	*	Haynes International, Inc	$181,070
540	*	Horsehead Holding Corp	12,107
1,786	e*	LB Foster Co (Class A)	77,620
5,847		Matthews International Corp (Class A)	256,099
4,268	*	RTI International Metals, Inc	338,282
2,112		Texas Industries, Inc	165,792
737	*	Universal Stainless & Alloy	29,325
		TOTAL PRIMARY METAL INDUSTRIES	1,814,356

PRINTING AND PUBLISHING - 0.53%
2,640	e*	ACCO Brands Corp	59,242
1,655	*	Consolidated Graphics, Inc	103,917
1,368		Courier Corp	48,167
1,130	*	Dolan Media Co	27,459
4,861	*	Martha Stewart Living Omnimedia, Inc (Class A)	56,631
1,437		Multi-Color Corp	32,792
490		Schawk, Inc	11,059
1,106		Standard Register Co	14,057
7,461	e*	Sun-Times Media Group, Inc (Class A)	16,936
4,493	e*	Valassis Communications, Inc	40,078
7,990	*	VistaPrint Ltd	298,586
		TOTAL PRINTING AND PUBLISHING	708,924

RAILROAD TRANSPORTATION - 0.08%
3,687	e*	Genesee & Wyoming, Inc (Class A)	106,333
		TOTAL RAILROAD TRANSPORTATION	106,333

REAL ESTATE - 0.18%
1,016		Consolidated-Tomoka Land Co	68,285
2,621	*	Grubb & Ellis Co	24,375
5,018	e*	LoopNet, Inc	103,070
4,287		Thomas Properties Group, Inc	51,444
		TOTAL REAL ESTATE	247,174

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.77%
1,041	e*	AEP Industries, Inc	44,076
2,375	*	Deckers Outdoor Corp	260,775
2,638	e*	Metabolix, Inc	63,998
3,863	*	Skechers U.S.A., Inc (Class A)	85,372
4,466		Titan International, Inc	142,555
253	e*	Trex Co, Inc	2,813
5,680		Tupperware Corp	178,863
6,111		West Pharmaceutical Services, Inc	254,584
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,033,036

SECURITY AND COMMODITY BROKERS - 1.86%
291		Calamos Asset Management, Inc (Class A)	8,215
3,235		Cohen & Steers, Inc	119,792
1,455	e*	Epoch Holding Corp	20,486
220		Evercore Partners, Inc (Class A)	5,784
1,650	*	FBR Capital Markets Corp	21,252
1,666	e*	FCStone Group, Inc	53,762
224		GAMCO Investors, Inc (Class A)	12,275
2,970	e*	GFI Group, Inc	255,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,530		Greenhill & Co, Inc	$215,507
3,391	e*	Interactive Brokers Group, Inc (Class A)	89,048
7,195		International Securities Exchange, Inc	478,252
341	e*	KBW, Inc	9,814
7,960	*	Knight Capital Group, Inc (Class A)	95,202
19,096	e*	Ladenburg Thalmann Financial Services, Inc	37,428
5,845	e*	MarketAxess Holdings, Inc	87,675
2,306	e*	Morningstar, Inc	141,588
8,119		optionsXpress Holdings, Inc	212,231
2,623	e*	Penson Worldwide, Inc	48,473
2,739	e*	Stifel Financial Corp	158,424
446		SWS Group, Inc	7,890
2,243		US Global Investors, Inc (Class A)	42,662
316		Value Line, Inc	15,569
12,984		Waddell & Reed Financial, Inc (Class A)	350,958
1,978		WP Stewart & Co Ltd	19,622
		TOTAL SECURITY AND COMMODITY BROKERS	2,507,685

SOCIAL SERVICES - 0.20%
4,865	*	Bright Horizons Family Solutions, Inc	208,417
877	*	Capital Senior Living Corp	7,384
1,668	e*	Providence Service Corp	48,972
		TOTAL SOCIAL SERVICES	264,773

SPECIAL TRADE CONTRACTORS - 0.43%
632		Alico, Inc	27,391
4,096		Chemed Corp	254,607
834		Comfort Systems USA, Inc	11,843
3,630	*	Dycom Industries, Inc	111,187
1,138	e*	Integrated Electrical Services, Inc	29,144
2,565	*	Layne Christensen Co	142,306
		TOTAL SPECIAL TRADE CONTRACTORS	576,478

STONE, CLAY, AND GLASS PRODUCTS - 0.37%
5,260		Apogee Enterprises, Inc	136,444
3,517	e*	Cabot Microelectronics Corp	150,352
3,821		CARBO Ceramics, Inc	193,839
310		Libbey, Inc	5,431
2,252	*	US Concrete, Inc	14,841
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	500,907

TEXTILE MILL PRODUCTS - 0.01%
1,049	*	Heelys, Inc	8,361
1,676		Xerium Technologies, Inc	9,050
		TOTAL TEXTILE MILL PRODUCTS	17,411

TOBACCO PRODUCTS - 0.06%
3,701		Vector Group Ltd	82,939
		TOTAL TOBACCO PRODUCTS	82,939

TRANSPORTATION BY AIR - 0.38%
1,886	*	Air Methods Corp	87,133
17,044	e*	Airtran Holdings, Inc	167,713
1,010	*	Allegiant Travel Co	30,623

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,009	e*	ExpressJet Holdings, Inc	$3,118
4,680	e*	JetBlue Airways Corp	43,150
4,541	*	Midwest Air Group, Inc	74,699
1,410	*	PHI, Inc	42,497
3,608	e*	Pinnacle Airlines Corp	57,800
		TOTAL TRANSPORTATION BY AIR	506,733

TRANSPORTATION EQUIPMENT - 2.09%
6,430	e*	AAR Corp	195,086
1,347	*	Aerovironment, Inc	30,994
1,835		American Railcar Industries, Inc	40,407
3,978	*	Amerigon, Inc	68,859
4,752		Clarcor, Inc	162,566
3,647	e*	Comtech Group, Inc	66,412
11,599	e*	Fleetwood Enterprises, Inc	99,171
12,634	e*	Force Protection, Inc	273,652
133		Freightcar America, Inc	5,081
10,445	e*	GenCorp, Inc	124,922
1,700	e*	GenTek, Inc	51,136
17,635	e*	Hayes Lemmerz International, Inc	73,362
4,739		Heico Corp	233,917
1,530		Kaman Corp	52,877
494	*	Miller Industries, Inc	8,457
2,077		Noble International Ltd	44,219
9,323	*	Orbital Sciences Corp	207,344
5,572		Polaris Industries, Inc	243,051
6,101		Spartan Motors, Inc	102,680
1,925	*	Tenneco, Inc	59,694
1,834	*	TransDigm Group, Inc	83,832
655		Triumph Group, Inc	53,520
11,895	e*	Visteon Corp	61,259
9,013		Westinghouse Air Brake Technologies Corp	337,627
5,380		Winnebago Industries, Inc	128,474
		TOTAL TRANSPORTATION EQUIPMENT	2,808,599

TRANSPORTATION SERVICES - 0.57%
2,854		Ambassadors Group, Inc	108,737
535		Ambassadors International, Inc	13,124
1,913	*	Dynamex, Inc	49,011
7,181	*	HUB Group, Inc (Class A)	215,645
4,729	*	Lear Corp	151,801
3,830	*	Orbitz Worldwide, Inc	43,241
1,956		Pacer International, Inc	37,262
5,751		Ship Finance International Ltd	151,079
		TOTAL TRANSPORTATION SERVICES	769,900

TRUCKING AND WAREHOUSING - 0.27%
4,372	*	Celadon Group, Inc	51,458
4,308		Forward Air Corp	128,292
3,598		Heartland Express, Inc	51,379
5,113	e*	Old Dominion Freight Line	122,559
220	*	Saia, Inc	3,637
508	e*	Universal Truckload Services, Inc	11,156
		TOTAL TRUCKING AND WAREHOUSING	368,481

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.59%
9,968	*	American Commercial Lines, Inc	$236,541
2,350		Arlington Tankers Ltd	57,881
3,807		Double Hull Tankers, Inc	56,686
2,311		Eagle Bulk Shipping, Inc	59,485
162		Genco Shipping & Trading Ltd	10,616
1,571		Golar LNG Ltd	35,065
6,289		Horizon Lines, Inc (Class A)	192,003
3,075		Knightsbridge Tankers Ltd	82,718
7,940	e*	Odyssey Marine Exploration, Inc	49,149
825	*	Ultrapetrol Bahamas Ltd	13,703
		TOTAL WATER TRANSPORTATION	793,847

WHOLESALE TRADE-DURABLE GOODS - 1.48%
1,308		Applied Industrial Technologies, Inc	40,326
7,752		Barnes Group, Inc	247,444
7,286	*	Beacon Roofing Supply, Inc	74,463
804		Castle (A.M.) & Co	26,210
5,505	e*	Conceptus, Inc	104,485
687	*	Digi International, Inc	9,783
3,420	*	Drew Industries, Inc	139,126
1,517	e*	Genesis Microchip, Inc	11,893
1,191	e*	Glu Mobile, Inc	10,802
1,390	e*	Hansen Medical, Inc	37,683
3,022		Houston Wire & Cable Co	54,728
2,117	*	Interline Brands, Inc	48,670
3,069	*	Keystone Automotive Industries, Inc	146,575
10,645		Knight Transportation, Inc	183,200
8,409	*	LKQ Corp	292,717
1,541	*	MWI Veterinary Supply, Inc	58,173
1,337		Owens & Minor, Inc	50,926
1,223		PEP Boys-Manny Moe & Jack	17,159
12,441	e*	PSS World Medical, Inc	237,996
3,371	*	Solera Holdings, Inc	60,644
1,943	*	TomoTherapy, Inc	45,136
7,109	e*	Tyler Technologies, Inc	94,905
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,993,044

WHOLESALE TRADE-NONDURABLE GOODS - 2.23%
10,276	e*	Akorn, Inc	76,967
17,538	*	Alliance One International, Inc	114,699
10,252	e*	Allscripts Healthcare Solutions, Inc	277,112
5,111	e*	Beijing Med-Pharm Corp	59,543
5,576	*	Central European Distribution Corp	267,146
3,200	e*	Green Mountain Coffee Roasters, Inc	106,208
1,445		K-Swiss, Inc (Class A)	33,105
2,758	e*	LSB Industries, Inc	65,227
303	e*	Maui Land & Pineapple Co, Inc	9,223
10,032		Men's Wearhouse, Inc	506,817
5,209		Myers Industries, Inc	103,242
1,151		Nash Finch Co	45,844
6,177		Nu Skin Enterprises, Inc (Class A)	99,820
2,206	e*	Nuco2, Inc	56,782

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
827	e*	School Specialty, Inc	$28,639
2,435	e*	Source Interlink Cos, Inc	8,571
1,496		Spartan Stores, Inc	33,705
897	e*	Synutra International, Inc	26,775
17,191	*	Terra Industries, Inc	537,391
7,956	e*	United Natural Foods, Inc	216,562
3,286	*	United Stationers, Inc	182,439
1,313		Valhi, Inc	31,184
2,732	e*	Volcom, Inc	116,165
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,003,166

		TOTAL COMMON STOCKS	133,713,222
		(Cost $109,928,597)

PRINCIPAL

SHORT-TERM INVESTMENTS - 28.89%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.81%
$ 1,090,000	d	Federal Home Loan Bank (FHLB) 0.000%, 10/01/07	1,089,637
			1,089,637
SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.08%
37,809,324	*	State Street Navigator Securities Lending Prime Portfolio	37,809,324
			37,809,324

		TOTAL SHORT-TERM INVESTMENTS	38,898,961
		(Cost $38,899,324)

		TOTAL PORTFOLIO - 128.18%	172,612,183
		(Cost $148,827,921)

		OTHER ASSETS & LIABILITIES, NET - (28.18)%	(37,946,464)

		NET ASSETS - 100.00%	$134,665,719

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts in the amount of $1,174,569.
	e	All or a portion of these securities are out on loan.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.54%

AGRICULTURAL PRODUCTION-CROPS - 0.10%
9,731	e*	Chiquita Brands International, Inc	$154,042
		TOTAL AGRICULTURAL PRODUCTION-CROPS	154,042

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.36%
2,784		Cal-Maine Foods, Inc	70,268
9,257		Pilgrim's Pride Corp	321,496
80		Seaboard Corp	156,800
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	548,564

AMUSEMENT AND RECREATION SERVICES - 0.66%
2,219		Churchill Downs, Inc	110,861
1,979	*	Lakes Entertainment, Inc	18,860
7,596	e*	Leapfrog Enterprises, Inc	62,667
13,895	*	Live Nation, Inc	295,269
11,650	*	Magna Entertainment Corp	26,446
3,987	e*	Marvel Entertainment, Inc	93,455
5,353	e*	Multimedia Games, Inc	45,608
6,332	e*	Pinnacle Entertainment, Inc	172,420
16,924	e*	Six Flags, Inc	58,557
3,247		Speedway Motorsports, Inc	120,139
351	*	Town Sports International Holdings, Inc	5,339
1,788	*	Westwood One, Inc	4,917
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,014,538

APPAREL AND ACCESSORY STORES - 0.74%
5,339		Brown Shoe Co, Inc	103,577
760	e*	Cache, Inc	13,566
690	*	Casual Male Retail Group, Inc	6,182
4,999	e	Cato Corp (Class A)	102,180
28,365	e*	Charming Shoppes, Inc	238,266
270		DEB Shops, Inc	7,260
2,262	*	Dress Barn, Inc	38,477
7,224	e*	Eddie Bauer Holdings, Inc	62,126
9,457	*	Finish Line, Inc (Class A)	41,043
4,611	e*	HOT Topic, Inc	34,398
5,090	e*	Jo-Ann Stores, Inc	107,399
3,168	e*	Pacific Sunwear Of California, Inc	46,886
1,508	*	Shoe Carnival, Inc	23,796
10,060		Stage Stores, Inc	183,394
1,618	e	Syms Corp	24,286
5,487	e	Talbots, Inc	98,766
		TOTAL APPAREL AND ACCESSORY STORES	1,131,602

APPAREL AND OTHER TEXTILE PRODUCTS - 0.54%
2,419	e	Columbia Sportswear Co	133,795

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
420	*	G-III Apparel Group Ltd	$8,270
5,721		Kellwood Co	97,543
1,810	*	Lululemon Athletica, Inc	76,074
1,881	*	Maidenform Brands, Inc	29,870
19,726	*	Quiksilver, Inc	282,082
5,218	*	Warnaco Group, Inc	203,867
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	831,501

AUTO REPAIR, SERVICES AND PARKING - 0.32%
2,333	e*	Amerco, Inc	148,052
5,473	e*	Dollar Thrifty Automotive Group, Inc	189,858
13,621	e*	Exide Technologies	88,537
308		Monro Muffler, Inc	10,407
623	*	Standard Parking Corp	24,789
778	*	Wright Express Corp	28,389
		TOTAL AUTO REPAIR, SERVICES AND PARKING	490,032

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.41%
5,961		Asbury Automotive Group, Inc	118,087
9,724	*	CSK Auto Corp	103,561
3,497	e	Lithia Motors, Inc (Class A)	59,659
3,601	e*	MarineMax, Inc	52,431
5,003	*	Rush Enterprises, Inc (Class A)	126,826
7,107		Sonic Automotive, Inc (Class A)	170,142
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	630,706

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.11%
2,963	e*	Builders FirstSource, Inc	31,941
15,902	e*	Central Garden and Pet Co (Class A)	142,800
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	174,741

BUSINESS SERVICES - 6.36%
89,218	*	3Com Corp	440,737
9,190		ABM Industries, Inc	183,616
4,058		Aaron Rents, Inc	90,493
17,980	e*	Ariba, Inc	193,824
3,536	e	Asset Acceptance Capital Corp	41,018
11,568	*	Avocent Corp	336,860
495		Barrett Business Services	11,796
45,938	e*	BearingPoint, Inc	186,049
1,666	e	Blackbaud, Inc	42,050
400	*	BladeLogic, Inc	10,256
15,703	e*	Borland Software Corp	68,308
4,723	*	Bottomline Technologies, Inc	59,179
11,550		Brady Corp (Class A)	414,414
6,495	e*	CACI International, Inc (Class A)	331,830
468	e*	Cavium Networks, Inc	15,210
7,542	e*	CBIZ, Inc	59,959
112,068	e*	CMGI, Inc	152,412
5,754	*	CSG Systems International, Inc	122,273
1,290	*	Catalina Marketing Corp	41,783
11,976	*	Ciber, Inc	93,533
2,824	e*	Clayton Holdings, Inc	22,620
1,882		Cognex Corp	33,424

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,902	e	Compass Diversified Trust	$78,726
556	e	Computer Programs & Systems, Inc	14,656
1,120	*	Data Domain, Inc	34,664
11,894		Deluxe Corp	438,175
1,440	*	Dice Holdings, Inc	14,803
4,881	*	DynCorp International, Inc (Class A)	112,800
28,274	*	Earthlink, Inc	223,930
4,180		Electro Rent Corp	58,562
13,025	e*	Evergreen Energy, Inc	66,428
944	e*	ExlService Holdings, Inc	20,069
4,375	e	FTD Group, Inc	65,100
900	e*	First Advantage Corp (Class A)	15,903
276	*	Forrester Research, Inc	6,505
4,875	*	Gerber Scientific, Inc	52,894
3,130		Gevity HR, Inc	32,083
696	*	Global Cash Access, Inc	7,371
274		Heidrick & Struggles International, Inc	9,987
4,774	e*	Hypercom Corp	21,578
688	e*	ICT Group, Inc	9,226
3,531		Infospace, Inc	62,004
507	e	Integral Systems, Inc	10,895
5,510		Interactive Data Corp	155,382
8,566	*	Internet Capital Group, Inc	102,792
1,961	*	Interwoven, Inc	27,905
5,433	e*	Ipass, Inc	22,819
4,176	*	JDA Software Group, Inc	86,276
4,028		Kelly Services, Inc (Class A)	79,795
3,274	*	Keynote Systems, Inc	44,952
1,423	*	Kforce, Inc	18,300
1,835	e*	Korn/Ferry International	30,296
28,129	*	Lawson Software, Inc	281,571
1,270	*	Limelight Networks, Inc	11,151
2,096	*	Lionbridge Technologies	8,363
21,203	*	MPS Group, Inc	236,413
9,735	e*	MSC.Software Corp	132,591
1,098	*	Manhattan Associates, Inc	30,096
3,601	*	Mantech International Corp (Class A)	129,564
1,296	e	Marchex, Inc (Class B)	12,325
7,623	*	Mentor Graphics Corp	115,107
275	e*	MicroStrategy, Inc (Class A)	21,819
740	*	Monotype Imaging Holdings, Inc	9,309
5,214	e*	Ness Technologies, Inc	56,937
6,546	*	On Assignment, Inc	61,140
11,967	e*	OpenTV Corp (Class A)	17,711
2,315	*	PDF Solutions, Inc	22,872
1,366	*	PRA International	40,160
2,221	e*	Packeteer, Inc	16,880
14,297	*	Parametric Technology Corp	249,054
2,914	e	Pegasystems, Inc	34,677
2,421	e*	PeopleSupport, Inc	28,955
20,009	*	Perot Systems Corp (Class A)	338,352
12,415	*	Premiere Global Services, Inc	157,050
540	*	Protection One, Inc	7,247
910	e	QAD, Inc	7,881

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,859	e*	Quest Software, Inc	$31,900
2,342	*	RSC Holdings, Inc	38,409
3,908	e*	Radisys Corp	48,655
23,630	e*	RealNetworks, Inc	160,211
15,927	e*	Rent-A-Center, Inc	288,757
12,581	*	S1 Corp	113,858
3,018	e*	SI International, Inc	86,224
3,962	*	SRA International, Inc (Class A)	111,253
3,746	e*	SYNNEX Corp	77,018
10,059	e*	Secure Computing Corp	97,874
10,550	*	SonicWALL, Inc	92,102
6,306	*	Spherion Corp	52,088
18,733	*	Sybase, Inc	433,294
3,419	e	TAL International Group, Inc	85,714
47,791	*	TIBCO Software, Inc	353,175
5,552	e	TNS, Inc	89,165
1,881	e*	Take-Two Interactive Software, Inc	32,127
540	*	TechTarget, Inc	9,126
1,820	e*	Tiens Biotech Group USA, Inc	6,097
11,034		United Online, Inc	165,620
4,706		Viad Corp	169,416
2,875	*	Vignette Corp	57,701
3,352	e*	Volt Information Sciences, Inc	59,129
4,647	e*	eSpeed, Inc (Class A)	39,639
3,733	e*	i2 Technologies, Inc	56,928
5,184		infoUSA, Inc	48,159
		TOTAL BUSINESS SERVICES	9,707,384

CHEMICALS AND ALLIED PRODUCTS - 4.84%
3,521	*	Albany Molecular Research, Inc	53,167
9,874	*	Alpharma, Inc (Class A)	210,909
520	*	Amicus Therapeutics, Inc	8,689
988	*	Animal Health International, Inc	10,996
5,572		Arch Chemicals, Inc	261,215
13,977	e*	Arena Pharmaceuticals, Inc	153,048
2,439	e*	Aventine Renewable Energy Holdings, Inc	25,780
2,083	*	Bentley Pharmaceuticals, Inc	25,996
2,080	*	Bionovo, Inc	8,008
1,984	e*	Bradley Pharmaceuticals, Inc	36,109
11,427		CF Industries Holdings, Inc	867,424
8,990	e*	Calgon Carbon Corp	125,500
6,323		Cambrex Corp	68,857
412	*	Chattem, Inc	29,054
3,220	*	Cytokinetics, Inc	16,486
5,587	e*	Elizabeth Arden, Inc	150,626
1,184	*	Emergent Biosolutions, Inc	10,514
1,145	e*	Enzon Pharmaceuticals, Inc	10,087
9,946		Ferro Corp	198,721
7,662	e	Georgia Gulf Corp	106,502
13,902		H.B. Fuller Co	412,611
13,952		Hercules, Inc	293,271
1,718	e*	Indevus Pharmaceuticals, Inc	11,871
2,215		Innophos Holdings, Inc	33,757
5,374		Innospec, Inc	122,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
176		Inter Parfums, Inc	$4,166
773	e*	InterMune, Inc	14,787
7,632	e*	Inverness Medical Innovations, Inc	422,202
1,733		Koppers Holdings, Inc	66,911
9,371	e*	MannKind Corp	90,711
7,393	e*	Martek Biosciences Corp	214,619
4,369		Minerals Technologies, Inc	292,723
870	e*	Molecular Insight Pharmaceuticals, Inc	5,907
2,786	e*	Momenta Pharmaceuticals, Inc	31,733
1,383		NL Industries, Inc	15,669
9,384	e*	Nabi Biopharmaceuticals	38,099
3,762	e*	Neurocrine Biosciences, Inc	37,620
2,849	e	NewMarket Corp	140,684
6,826	*	OM Group, Inc	360,481
16,902		Olin Corp	378,267
470	e*	Orexigen Therapeutics, Inc	6,209
2,643	e*	Pacific Ethanol, Inc	25,426
849	e*	Par Pharmaceutical Cos, Inc	15,757
8,351		Perrigo Co	178,294
4,577	e*	PharMerica Corp	68,289
21,164	*	PolyOne Corp	158,095
7,395	*	Prestige Brands Holdings, Inc	81,197
45,638	e*	Revlon, Inc (Class A)	52,484
7,954	*	Rockwood Holdings, Inc	284,992
1,088	e*	Salix Pharmaceuticals Ltd	13,513
1,204	*	Sciele Pharma, Inc	31,328
10,774		Sensient Technologies Corp	311,045
1,470		Stepan Co	45,438
9,319		Tronox, Inc (Class B)	84,151
4,990		UAP Holding Corp	156,486
863	e*	US BioEnergy Corp	6,654
20,038	e*	USEC, Inc	205,390
1,024	e*	Verasun Energy Corp	11,264
1,769	e*	Viropharma, Inc	15,744
9,855	e*	WR Grace & Co	264,705
3,800	*	XOMA Ltd	12,958
		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,395,616

COAL MINING - 0.04%
12,375	e*	International Coal Group, Inc	54,945
		TOTAL COAL MINING	54,945

COMMUNICATIONS - 2.64%
9,927	e	Alaska Communications Systems Group, Inc	143,445
1,223	e*	Anixter International, Inc	100,836
660	e*	Aruba Networks, Inc	13,200
2,170		Atlantic Tele-Network, Inc	78,880
4,028	*	Audiovox Corp (Class A)	41,448
610	*	Authorize.Net Holdings, Inc	10,754
1,102	*	Brightpoint, Inc	16,541
93,691	e*	Charter Communications, Inc (Class A)	241,723
56,775	*	Cincinnati Bell, Inc	280,469
25,841	e	Citadel Broadcasting Corp	107,499
1,915		Consolidated Communications Holdings, Inc	37,553

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,659	e*	Cox Radio, Inc (Class A)	$99,950
1,637	e*	Crown Media Holdings, Inc (Class A)	11,770
3,391	e*	Cumulus Media, Inc (Class A)	34,656
3,416	*	DG FastChannel,Inc	80,549
7,346		Emmis Communications Corp (Class A)	36,289
7,498	e	Entercom Communications Corp (Class A)	144,936
8,466	*	Entravision Communications Corp (Class A)	78,057
7,226	e	Fairpoint Communications, Inc	136,282
23,484	e*	FiberTower Corp	90,179
1,522	*	Fisher Communications, Inc	75,902
4,459	*	Foundry Networks, Inc	79,236
10,915	*	General Communication, Inc (Class A)	132,508
1,354	e*	GeoEye, Inc	34,866
3,311	e*	Global Crossing Ltd	69,796
2,059	*	Golden Telecom, Inc	165,729
9,358	e	Gray Television, Inc	79,449
437	e*	Hungarian Telephone & Cable	8,591
14,584	e*	ICO Global Communications Holdings Ltd	50,752
10,914	e	IDT Corp (Class B)	91,350
5,922	e*	InPhonic, Inc	16,286
7,273	e	Iowa Telecommunications Services, Inc	144,369
3,089	e*	Knology, Inc	51,679
6,006	e*	Lin TV Corp (Class A)	78,138
1,373	e*	Lodgenet Entertainment Corp	34,819
1,629	*	Mastec, Inc	22,920
12,009	e*	Mediacom Communications Corp (Class A)	84,663
1,582	*	Nexstar Broadcasting Group, Inc (Class A)	16,595
6,833	e*	Nextwave Wireless, Inc	39,085
367	e	North Pittsburgh Systems, Inc	8,720
9,860	*	PAETEC Holding Corp	122,954
509		Preformed Line Products Co	26,478
6,728	e	RCN Corp	82,754
17,004	e*	Radio One, Inc (Class D)	63,425
1,641	*	Rural Cellular Corp (Class A)	71,384
1,957	e*	SAVVIS, Inc	75,892
2,112		Salem Communications Corp (Class A)	16,896
4,929	e	Shenandoah Telecom Co	107,255
5,840	e	Sinclair Broadcast Group, Inc (Class A)	70,314
4,444	e*	Spanish Broadcasting System, Inc (Class A)	11,466
3,319	e	SureWest Communications	83,008
6,188	*	Syniverse Holdings, Inc	98,389
5,200		USA Mobility, Inc	87,724
7,197	e,v*	Vonage Holdings Corp	7,413
891		iPCS, Inc	30,641
		TOTAL COMMUNICATIONS	4,026,462

DEPOSITORY INSTITUTIONS - 14.47%
3,160	e	1st Source Corp	72,364
2,013		Abington Bancorp, Inc	19,627
3,899		Alabama National Bancorp	303,810
5,354	e	Amcore Financial, Inc	133,422
3,945	e	AmericanWest Bancorp	77,361
3,150	e	Ameris Bancorp	56,952
4,390	e	Anchor Bancorp Wisconsin, Inc	118,530

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,902	e	Bancfirst Corp	$85,343
6,050		Banco Latinoamericano de Exportaciones S.A.	109,989
2,506	e*	Bancorp, Inc	46,261
12,687		Bank Mutual Corp	149,580
639	e	Bank of the Ozarks, Inc	19,509
10,524	e	BankAtlantic Bancorp, Inc (Class A)	91,243
5,363	e	BankFinancial Corp	84,843
7,426	e	BankUnited Financial Corp (Class A)	115,400
3,543		Banner Corp	121,844
7,570	*	Beneficial Mutual Bancorp, Inc	73,808
1,920	e	Berkshire Hills Bancorp, Inc	58,042
8,492		Boston Private Financial Holdings, Inc	236,417
14,482	e	Brookline Bancorp, Inc	167,846
15,205	e	CVB Financial Corp	177,899
3,056	e	Capital City Bank Group, Inc	95,347
2,361	e	Capital Corp of the West	43,490
3,262	e	Capitol Bancorp Ltd	80,995
4,507	e	Cascade Bancorp	100,326
11,730	e	Cathay General Bancorp	377,823
12,316	e*	Centennial Bank Holdings, Inc	78,822
2,096	e	Center Financial Corp	29,155
7,046	e	Central Pacific Financial Corp	205,743
5,688	e	Chemical Financial Corp	137,934
10,563		Chittenden Corp	371,395
17,349	e	Citizens Banking Corp	279,492
2,729	e	City Bank	78,377
3,970		City Holding Co	144,548
2,723	e	Clifton Savings Bancorp, Inc	32,213
2,195	e	CoBiz, Inc	37,578
4,103		Columbia Banking System, Inc	130,557
2,501	e*	Community Bancorp	62,875
6,761	e	Community Bank System, Inc	131,975
5,726	e	Community Banks, Inc	170,578
3,393	e	Community Trust Bancorp, Inc	101,926
9,135	e	Corus Bankshares, Inc	118,938
5,950		Dime Community Bancshares	89,072
4,836	e	Downey Financial Corp	279,521
568	e	Enterprise Financial Services Corp	13,825
13,886	e	FNB Corp	229,674
2,862	e	First Bancorp	58,328
19,088		First Bancorp	181,336
5,417	e	First Busey Corp	118,686
8,056	e	First Charter Corp	243,050
16,969	e	First Commonwealth Financial Corp	187,677
5,924	e	First Community Bancorp, Inc	324,102
2,252	e	First Community Bancshares, Inc	81,590
7,360	e	First Financial Bancorp	94,061
4,479	e	First Financial Bankshares, Inc	179,966
2,960	e	First Financial Corp	89,688
2,671		First Financial Holdings, Inc	83,549
2,893		First Indiana Corp	90,609
4,085		First Merchants Corp	88,073
11,394	e	First Midwest Bancorp, Inc	389,219
24,691	e	First Niagara Financial Group, Inc	349,378

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,930		First Place Financial Corp	$69,561
2,026	*	First Regional Bancorp	49,698
210	v	First Republic Bank	11,502
4,690		First State Bancorporation	92,112
3,337	e*	FirstFed Financial Corp	165,348
18,440	e	FirstMerit Corp	364,374
10,284	e	Flagstar Bancorp, Inc	100,063
4,688	e	Flushing Financial Corp	78,758
5,551	e*	Franklin Bank Corp	51,069
15,292	e*	Fremont General Corp	59,639
8,389	e	Frontier Financial Corp	195,715
12,077	e	Glacier Bancorp, Inc	271,974
2,322	e	Great Southern Bancorp, Inc	57,678
11,716		Greater Bay Bancorp	323,362
2,621		Greene County Bancshares, Inc	95,535
6,128	e	Hancock Holding Co	245,610
9,105	e	Hanmi Financial Corp	141,036
6,773	e	Harleysville National Corp	107,623
2,874	e	Heartland Financial USA, Inc	59,061
3,071		Heritage Commerce Corp	65,013
2,550	e	Home Bancshares, Inc	55,565
2,746	e	Horizon Financial Corp	55,689
2,698	e	IBERIABANK Corp	142,050
1,210		Imperial Capital Bancorp, Inc	34,183
3,377		Independent Bank Corp	100,297
5,035	e	Independent Bank Corp	55,637
4,663	e	Integra Bank Corp	84,540
11,739		International Bancshares Corp	254,736
11,728	*	Investors Bancorp, Inc	166,068
4,051		Irwin Financial Corp	44,642
6,084	e	KNBT Bancorp, Inc	100,629
4,634	e	Kearny Financial Corp	59,269
4,221	e	Lakeland Bancorp, Inc	57,321
2,818	e	Lakeland Financial Corp	65,124
8,362	e	MB Financial, Inc	288,907
3,745	e	Macatawa Bank Corp	50,670
4,443	e	MainSource Financial Group, Inc	78,330
4,514	e	Midwest Banc Holdings, Inc	66,672
945	e	NASB Financial, Inc	33,926
7,797	e	NBT Bancorp, Inc	169,507
5,130	e	Nara Bancorp, Inc	80,131
11,248	e	National Penn Bancshares, Inc	184,017
13,617	e	NewAlliance Bancshares, Inc	199,898
4,206	e	Northwest Bancorp, Inc	119,703
15,221	e	Old National Bancorp	252,212
2,890	e	Old Second Bancorp, Inc	82,365
2,853	e	Omega Financial Corp	75,348
4,683		Oriental Financial Group, Inc	53,855
1,620	e*	Oritani Financial Corp	25,661
5,407	e	PFF Bancorp, Inc	82,943
10,656		Pacific Capital Bancorp	280,253
2,773	e	Park National Corp	241,806
9,768		Partners Trust Financial Group, Inc	118,877
2,363		Peoples Bancorp, Inc	61,863

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,673	e*	Pinnacle Financial Partners, Inc	$48,216
1,799		Preferred Bank	70,773
1,622	e	PrivateBancorp, Inc	56,510
8,142	e	Prosperity Bancshares, Inc	269,989
7,402		Provident Bankshares Corp	231,905
15,116	e	Provident Financial Services, Inc	247,449
9,810	e	Provident New York Bancorp	128,609
527	e	QC Holdings, Inc	7,615
4,860	e	Renasant Corp	105,122
2,106	e	Republic Bancorp, Inc (Class A)	33,359
2,190	e	Rockville Financial, Inc	31,229
2,140	e	Roma Financial Corp	36,594
1,235	e	Royal Bancshares of Pennsylvania (Class A)	27,071
5,687	e	S&T Bancorp, Inc	182,496
2,812	e	S.Y. Bancorp, Inc	76,036
2,080	e	SCBT Financial Corp	71,843
6,381	e*	SVB Financial Group	302,204
3,694	e	Sandy Spring Bancorp, Inc	111,263
1,200		Santander BanCorp	15,408
3,439	e	Seacoast Banking Corp of Florida	64,309
3,859	e	Security Bank Corp	48,315
271	e*	Signature Bank	9,547
3,150	e	Simmons First National Corp (Class A)	82,971
16,989	e	South Financial Group, Inc	386,330
2,283	e	Southside Bancshares, Inc	50,431
3,276		Southwest Bancorp, Inc	61,654
4,440	e	Sterling Bancorp	62,160
17,062		Sterling Bancshares, Inc	194,677
5,924	e*	Sterling Financial Corp	101,597
11,746		Sterling Financial Corp	316,085
322	e	Suffolk Bancorp	10,323
3,510	e*	Sun Bancorp, Inc	61,425
3,529	e*	Superior Bancorp	31,161
11,951	e	Susquehanna Bancshares, Inc	240,215
1,407		Taylor Capital Group, Inc	39,298
4,657	*	Texas Capital Bancshares, Inc	101,243
4,142	e	TierOne Corp	109,639
1,531	e	Tompkins Trustco, Inc	60,781
3,218	e	Trico Bancshares	71,665
11,212	e	Trustmark Corp	314,384
2,587	e	USB Holding Co, Inc	60,096
22,894	e	UCBH Holdings, Inc	400,187
7,095		UMB Financial Corp	304,092
14,044	e	Umpqua Holdings Corp	281,020
3,105	e	Union Bankshares Corp	70,515
8,259	e	United Bankshares, Inc	251,404
9,520	e	United Community Banks, Inc	233,430
5,810	e	United Community Financial Corp	41,948
2,876	e	Univest Corp of Pennsylvania	68,219
2,670		ViewPoint Financial Group	49,342
467	e*	Virginia Commerce Bancorp	6,697
26,363	e	W Holding Co, Inc	59,053
1,476		WSFS Financial Corp	92,102
2,755	e	Washington Trust Bancorp, Inc	74,302

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,017	e*	Wauwatosa Holdings, Inc	$32,776
4,668	e	WesBanco, Inc	116,607
3,491		West Coast Bancorp	99,179
5,070	e	Westamerica Bancorporation	252,537
1,733	e*	Western Alliance Bancorp	40,847
2,445		Westfield Financial, Inc	23,741
3,163	e	Wilshire Bancorp, Inc	34,698
5,536	e	Wintrust Financial Corp	236,332
2,229		Yardville National Bancorp	74,961
		TOTAL DEPOSITORY INSTITUTIONS	22,104,992

EATING AND DRINKING PLACES - 0.98%
2,612	*	AFC Enterprises	39,311
1,983		Applebees International, Inc	49,337
360	e*	Benihana, Inc (Class A)	6,232
8,201	e	Bob Evans Farms, Inc	247,506
2,292		CBRL Group, Inc	93,514
3,443	*	CEC Entertainment, Inc	92,513
9,934		Domino's Pizza, Inc	164,805
2,260		IHOP Corp	143,126
3,264	*	Jack in the Box, Inc	211,638
3,421	e	Landry's Restaurants, Inc	90,520
313	*	McCormick & Schmick's Seafood Restaurants, Inc	5,894
1,720	*	Morton's Restaurant Group, Inc	27,348
5,507		O'Charleys, Inc	83,486
1,986	*	Papa John's International, Inc	48,538
1,363	*	Rare Hospitality International, Inc	51,944
2,448	e	Ruby Tuesday, Inc	44,896
6,616	e*	Steak N Shake Co	99,306
		TOTAL EATING AND DRINKING PLACES	1,499,914

EDUCATIONAL SERVICES - 0.01%
530	e*	Lincoln Educational Services Corp	6,911
		TOTAL EDUCATIONAL SERVICES	6,911

ELECTRIC, GAS, AND SANITARY SERVICES - 5.64%
5,870		Allete, Inc	262,741
340	e	American Ecology Corp	7,205
3,884	e	American States Water Co	151,476
85,895	e*	Aquila, Inc	344,439
12,112		Avista Corp	246,479
8,632	e	Black Hills Corp	354,085
3,634	e	CH Energy Group, Inc	173,705
4,480	e	California Water Service Group	172,435
5,392	*	Casella Waste Systems, Inc (Class A)	67,616
2,257		Central Vermont Public Service Corp	82,471
13,681		Cleco Corp	345,719
10,494	*	El Paso Electric Co	242,726
6,997		Empire District Electric Co	158,062
190	e*	EnerNOC, Inc	7,254
1,139	e	EnergySouth, Inc	57,428
10,084	e	Idacorp, Inc	330,150
4,996		Laclede Group, Inc	161,271
4,879	e	MGE Energy, Inc	163,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,406		Metal Management, Inc	$293,005
6,413	e	New Jersey Resources Corp	318,021
10,315	e	Nicor, Inc	442,514
8,226	e	NorthWestern Corp	223,500
6,181		Northwest Natural Gas Co	282,472
6,814	e	Otter Tail Corp	242,919
17,576		PNM Resources, Inc	409,169
3,523	e*	Pico Holdings, Inc	146,381
17,092		Piedmont Natural Gas Co, Inc	428,838
839	*	Pike Electric Corp	15,740
6,988		Portland General Electric Co	194,266
2,897	e	Resource America, Inc (Class A)	45,744
8,174	e*	SEMCO Energy, Inc	64,493
3,209	e	SJW Corp	109,555
6,757	e	South Jersey Industries, Inc	235,144
9,658		Southwest Gas Corp	273,225
5,580	e	Southwest Water Co	70,475
5,760		UIL Holdings Corp	181,440
8,079		Unisource Energy Corp	241,481
11,279		WGL Holdings, Inc	382,245
4,451	*	Waste Connections, Inc	141,364
4,287	e*	Waste Services, Inc	41,627
20,361		Westar Energy, Inc	500,066
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,612,100

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.88%
1,053	*	ATMI, Inc	31,327
5,744	*	Actel Corp	61,633
2,897		Acuity Brands, Inc	146,241
27,180	e*	Adaptec, Inc	103,828
6,546		Adtran, Inc	150,754
35,695	*	Andrew Corp	494,376
40,153	e*	Applied Micro Circuits Corp	126,883
1,679	*	Arris Group, Inc	20,736
2,718	e	Bel Fuse, Inc (Class B)	94,206
13,419	*	Benchmark Electronics, Inc	320,312
8,234	e	CTS Corp	106,219
1,854	e*	Ceradyne, Inc	140,422
9,034	*	Checkpoint Systems, Inc	238,407
81,468	e*	Conexant Systems, Inc	97,762
1,260		Cubic Corp	53,134
5,946	*	DSP Group, Inc	94,125
4,544	*	Ditech Networks, Inc	23,947
1,593	*	EMS Technologies, Inc	39,076
6,740	*	Electro Scientific Industries, Inc	161,490
4,649	*	EnerSys	82,613
5,041	*	Exar Corp	65,835
5,063	*	Gemstar-TV Guide International, Inc	35,238
23,901	*	GrafTech International Ltd	426,394
650	e*	Greatbatch, Inc	17,284
7,028	*	Helen of Troy Ltd	135,711
5,965	e*	Hutchinson Technology, Inc	146,739
1,460	*	Infinera Corp	29,419
2,380	*	IXYS Corp	24,823

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,063	e	Imation Corp	$197,785
19,256	e*	Kemet Corp	141,532
4,049		LSI Industries, Inc	83,085
2,882		Lamson & Sessions Co	77,699
26,326	e*	Lattice Semiconductor Corp	118,204
3,425	*	Littelfuse, Inc	122,238
2,592	*	Loral Space & Communications, Inc	103,032
29,646	e*	MRV Communications, Inc	73,522
1,800	*	Mattson Technology, Inc	15,570
5,320	*	Mercury Computer Systems, Inc	54,690
8,386		Methode Electronics, Inc	126,209
6,513	*	Moog, Inc (Class A)	286,181
971	*	Multi-Fineline Electronix, Inc	14,400
997	e	National Presto Industries, Inc	52,841
1,827	e*	OSI Systems, Inc	41,126
9,241	e*	Omnivision Technologies, Inc	210,048
18,771		Openwave Systems, Inc	82,217
2,823	*	Oplink Communications, Inc	38,562
1,710	e*	Optium Corp	17,750
3,149	e*	PMC - Sierra, Inc	26,420
4,452		Park Electrochemical Corp	149,498
3,774	*	Pericom Semiconductor Corp	44,231
9,212	*	Photronics, Inc	105,109
11,016		Plantronics, Inc	314,507
4,139	*	Plexus Corp	113,409
2,100	*	Polypore International, Inc	29,526
647	e*	Powell Industries, Inc	24,515
16,562	e*	Power-One, Inc	84,466
29,875	e*	Powerwave Technologies, Inc	184,030
23,836	e*	RF Micro Devices, Inc	160,416
7,320		Regal-Beloit Corp	350,555
4,095	e*	Rogers Corp	168,673
3,611	*	Seachange International, Inc	24,988
2,734	*	Semtech Corp	55,992
810	*	ShoreTel, Inc	11,599
3,003	*	Silicon Image, Inc	15,465
21,035	*	Silicon Storage Technology, Inc	67,733
31,701	*	Skyworks Solutions, Inc	286,577
20,679	e*	Spansion, Inc (Class A)	174,738
9,424	e*	Spectrum Brands, Inc	54,659
3,455	e*	Standard Microsystems Corp	132,741
1,100	*	Starent Networks Corp	23,221
3,623	*	Stoneridge, Inc	36,955
24,675	e*	Sycamore Networks, Inc	100,427
5,137	e*	Symmetricom, Inc	24,144
1,200	e*	Syntax-Brillian Corp	4,884
8,387	*	TTM Technologies, Inc	97,038
5,758		Technitrol, Inc	155,178
14,040	*	Tekelec	169,884
31,322	e*	Triquint Semiconductor, Inc	153,791
4,018	*	Ultra Clean Holdings	59,065
2,314	e*	Universal Display Corp	41,004
14,410	e*	Utstarcom, Inc	52,741
7,761	*	Zoran Corp	156,772
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,980,576

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 1.76%
2,149	*	Aecom Technology Corp	$75,065
18,074	*	Applera Corp (Celera Genomics Group)	254,120
6,382	e*	Ariad Pharmaceuticals, Inc	29,549
2,305	e	CDI Corp	64,263
254	*	CRA International, Inc	12,240
2,315	e*	Cornell Cos, Inc	54,518
966	*	Exponent, Inc	24,237
5,395	*	Harris Interactive, Inc	23,252
7,500	e*	Incyte Corp	53,625
9,198	e*	Isis Pharmaceuticals, Inc	137,694
2,956	e*	LECG Corp	44,044
940		Landauer, Inc	47,902
4,601		MAXIMUS, Inc	200,512
1,808	e*	MTC Technologies, Inc	34,912
5,630	e*	Maxygen, Inc	38,340
3,661	e*	Navigant Consulting, Inc	46,348
2,075	*	PharmaNet Development Group, Inc	60,237
1,007	e*	Rigel Pharmaceuticals, Inc	9,496
25,987	e*	SAIC, Inc	498,691
3,194	e*	Symyx Technologies, Inc	27,756
2,380	e*	Telik, Inc	6,926
5,208	*	Tetra Tech, Inc	109,993
5,652	*	Washington Group International, Inc	496,302
7,422		Watson Wyatt & Co Holdings (Class A)	333,545
410	*	comScore, Inc	11,070
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,694,637

ENVIRONMENTAL QUALITY AND HOUSING - 0.02%
6,951	e*	Home Solutions of America, Inc	23,564
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	23,564

FABRICATED METAL PRODUCTS - 1.63%
1,956	e	Ameron International Corp	206,886
14,612		Aptargroup, Inc	553,356
3,750		CIRCOR International, Inc	170,288
1,041	*	Chart Industries, Inc	33,479
5,234	e*	Commercial Vehicle Group, Inc	67,152
458		Compx International, Inc	8,968
6,690	e*	Griffon Corp	101,019
292		Gulf Island Fabrication, Inc	11,210
2,048	e	Insteel Industries, Inc	31,437
2,013	e*	Ladish Co, Inc	111,681
2,138	e	Lifetime Brands, Inc	43,380
1,764	e*	Mobile Mini, Inc	42,618
26,311	e	Mueller Water Products, Inc (Class A)	325,993
3,956	*	NCI Building Systems, Inc	170,939
1,925	*	Park-Ohio Holdings Corp	49,954
1,516	*	PGT, Inc	12,022
2,654		Silgan Holdings, Inc	142,653
4,508	e	Simpson Manufacturing Co, Inc	143,580
3,344	e*	Trimas Corp	44,375

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,196	e	Watts Water Technologies, Inc (Class A)	$220,917
		TOTAL FABRICATED METAL PRODUCTS	2,491,907

FOOD AND KINDRED PRODUCTS - 1.05%
290	*	Boston Beer Co, Inc (Class A)	14,111
1,577	e	Farmer Bros Co	39,236
10,170		Flowers Foods, Inc	221,706
2,781	e	Imperial Sugar Co	72,668
1,013		J&J Snack Foods Corp	35,273
461	e	Lancaster Colony Corp	17,596
5,207		Lance, Inc	119,865
1,902	e	MGP Ingredients, Inc	19,534
8,099	*	Performance Food Group Co	244,023
4,604	*	Ralcorp Holdings, Inc	256,995
2,892	e	Reddy Ice Holdings, Inc	76,262
1,420	e	Sanderson Farms, Inc	59,171
6,296	e	Tootsie Roll Industries, Inc	167,033
7,577		Topps Co, Inc	73,421
7,150	*	TreeHouse Foods, Inc	193,408
		TOTAL FOOD AND KINDRED PRODUCTS	1,610,302

FOOD STORES - 0.53%
3,564	e*	Great Atlantic & Pacific Tea Co, Inc	108,559
425		Ingles Markets, Inc (Class A)	12,181
3,053	e*	Pantry, Inc	78,248
9,422		Ruddick Corp	316,014
699	e	Village Super Market (Class A)	36,348
2,901	e	Weis Markets, Inc	123,844
7,474	e*	Winn-Dixie Stores, Inc	139,913
		TOTAL FOOD STORES	815,107

FURNITURE AND FIXTURES - 0.44%
5,574	e	Ethan Allen Interiors, Inc	182,214
10,702	e	Furniture Brands International, Inc	108,518
2,755	e	Hooker Furniture Corp	55,155
2,831	e	Kimball International, Inc (Class B)	32,217
11,787	e	La-Z-Boy, Inc	86,988
3,030	e	Sealy Corp	42,541
6,144	*	Williams Scotsman International, Inc	170,250
		TOTAL FURNITURE AND FIXTURES	677,883

FURNITURE AND HOME FURNISHINGS STORES - 0.16%
468	e*	Guitar Center, Inc	27,752
4,365	e	Haverty Furniture Cos, Inc	38,281
20,256	e*	Pier 1 Imports, Inc	95,811
6,807	e	Tuesday Morning Corp	61,195
1,530	*	hhgregg, Inc	16,065
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	239,104

GENERAL BUILDING CONTRACTORS - 0.42%
260	e	Amrep Corp	6,968
1,377	e*	Avatar Holdings, Inc	68,754
8,678	e	Beazer Homes USA, Inc	71,594
2,685	e	Brookfield Homes Corp	49,807

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,444	e*	Hovnanian Enterprises, Inc (Class A)	$93,644
2,532	e	M/I Homes, Inc	35,169
5,886	e*	Meritage Homes Corp	83,110
2,045	e*	Palm Harbor Homes, Inc	25,522
1,418	*	Perini Corp	79,309
15,011	e	Standard-Pacific Corp	82,410
7,504	e*	WCI Communities, Inc	44,949
		TOTAL GENERAL BUILDING CONTRACTORS	641,236

GENERAL MERCHANDISE STORES - 0.51%
4,495	e*	99 Cents Only Stores	46,164
1,532	e	Bon-Ton Stores, Inc	34,807
7,743	e*	Cabela's, Inc	183,122
11,583		Casey's General Stores, Inc	320,849
2,650	e*	Conn's, Inc	63,309
8,863	e	Fred's, Inc	93,327
5,738	e	Stein Mart, Inc	43,666
		TOTAL GENERAL MERCHANDISE STORES	785,244

HEALTH SERVICES - 1.16%
9,836	*	Assisted Living Concepts, Inc (A Shares)	89,901
2,115	e*	Alliance Imaging, Inc	19,162
293	e*	Amedisys, Inc	11,257
310	*	American Dental Partners, Inc	8,683
7,039	*	Amsurg Corp	162,390
5,764	*	Apria Healthcare Group, Inc	149,922
6,633	e*	Cross Country Healthcare, Inc	115,879
1,289	*	Emeritus Corp	34,932
4,325	*	Gentiva Health Services, Inc	83,083
18,050	e*	Healthsouth Corp	316,056
4,762	e*	Immunomedics, Inc	10,905
7,068	e*	Kindred Healthcare, Inc	126,588
7,534	*	Magellan Health Services, Inc	305,730
848	e*	Matria Healthcare, Inc	22,184
1,693	*	Medcath Corp	46,490
629	e	National Healthcare Corp	32,324
7,208	*	Odyssey HealthCare, Inc	69,269
3,870	e*	RehabCare Group, Inc	68,073
2,667	e*	Skilled Healthcare Group, Inc (Class A)	42,005
1,451	e*	Sunrise Senior Living, Inc	51,322
		TOTAL HEALTH SERVICES	1,766,155

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.13%
347	e*	Comverge, Inc	11,402
3,506		Granite Construction, Inc	185,888
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	197,290

HOLDING AND OTHER INVESTMENT OFFICES - 10.29%
1,730	e	Agree Realty Corp	54,218
13,994	e	Alesco Financial, Inc	68,850
3,367		Alexandria Real Estate Equities, Inc	324,107
5,140		American Campus Communities, Inc	150,551
29,863		American Financial Realty Trust	240,397
3,636	e*	Ampal American Israel (Class A)	20,434

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,703		Anthracite Capital, Inc	$133,797
9,971		Anworth Mortgage Asset Corp	53,744
22,698	e	Apollo Investment Corp	472,118
3,099	e	Arbor Realty Trust, Inc	58,540
24,279		Ashford Hospitality Trust, Inc	244,004
1,718	e	BRT Realty Trust	29,790
14,997		BioMed Realty Trust, Inc	361,428
5,982	e	CBRE Realty Finance, Inc	35,294
9,980	e	Capital Lease Funding, Inc	102,295
691	e	Capital Southwest Corp	84,827
3,214	e	Capital Trust, Inc (Class A)	114,097
9,742	e	Cedar Shopping Centers, Inc	132,686
586		Cherokee, Inc	22,479
8,047		Corporate Office Properties Trust	334,997
5,505	e	Crystal River Capital, Inc	92,539
38,599		DCT Industrial Trust, Inc	404,132
11,981	e	Deerfield Triarc Capital Corp	108,428
21,670		DiamondRock Hospitality Co	377,275
1,154	e	EastGroup Properties, Inc	52,230
6,168		Education Realty Trust, Inc	83,268
6,109		Entertainment Properties Trust	310,337
8,402	e	Equity One, Inc	228,534
14,755		Extra Space Storage, Inc	227,079
4,017	e	First Industrial Realty Trust, Inc	156,141
5,266	e	First Potomac Realty Trust	114,799
13,644	e	Franklin Street Properties Corp	235,359
36,955	e	Friedman Billings Ramsey Group, Inc (Class A)	170,363
7,054	e	GMH Communities Trust	54,669
3,304	e	Gladstone Capital Corp	64,494
4,282	e	Gramercy Capital Corp	107,778
4,051	*	HFF, Inc (Class A)	48,085
10,956	e	Healthcare Realty Trust, Inc	292,087
9,354	e	Hersha Hospitality Trust	92,605
3,798		Highwoods Properties, Inc	139,273
11,088	e*	Hilltop Holdings, Inc	130,173
1,836		Home Properties, Inc	95,802
20,481	e	IMPAC Mortgage Holdings, Inc	31,541
10,865	e	Inland Real Estate Corp	168,299
11,289		Investors Real Estate Trust	121,921
2,925	e	JER Investors Trust, Inc	36,416
11,833	e*	Jamba, Inc	83,186
4,447		Kite Realty Group Trust	83,604
5,520		LTC Properties, Inc	130,658
9,189		LaSalle Hotel Properties	386,673
15,166		Lexington Corporate Properties Trust	303,472
10,329	e	Luminent Mortgage Capital, Inc	17,249
9,628	*	Meruelo Maddux Properties, Inc	56,901
18,610		MFA Mortgage Investments, Inc	149,811
5,490		MVC Capital, Inc	101,730
4,915		Maguire Properties, Inc	126,954
11,095	e	Medical Properties Trust, Inc	147,785
4,476	e	Mission West Properties, Inc	54,383
4,996	e	National Health Investors, Inc	154,426
15,294		National Retail Properties, Inc	372,868

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,207		Nationwide Health Properties, Inc	$66,497
9,266	e	Newcastle Investment Corp	163,267
13,578		NorthStar Realty Finance Corp	134,830
2,840	e	Novastar Financial, Inc	25,191
3,660		Parkway Properties, Inc	161,552
1,130	e	PennantPark Investment Corp	15,142
7,364		Pennsylvania Real Estate Investment Trust	286,754
8,323	e	Post Properties, Inc	322,100
8,939	e	Potlatch Corp	402,523
4,558	e	Prospect Capital Corp	77,577
1,830	e	Quadra Realty Trust, Inc	17,440
14,683	e	RAIT Investment Trust	120,841
1,566		Ramco-Gershenson Properties	48,922
23,152		Realty Income Corp	647,098
4,844		Redwood Trust, Inc	160,918
5,829	e	Republic Property Trust	85,511
5,054	e	Resource Capital Corp	56,908
19,174	e	Senior Housing Properties Trust	422,978
4,715		Sovran Self Storage, Inc	216,136
4,460	e*	Star Maritime Acquisition Corp	62,485
17,040	e	Strategic Hotels & Resorts, Inc	350,854
14,316		Sunstone Hotel Investors, Inc	367,062
3,114	e*	Tarragon Corp	8,159
10,620		U-Store-It Trust	140,184
1,938	e	Universal Health Realty Income Trust	68,857
4,850		Urstadt Biddle Properties, Inc (Class A)	75,030
11,156		Winthrop Realty Trust	75,080
25,800		iShares Russell 2000 Value Index Fund	1,978,860
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,710,736

HOTELS AND OTHER LODGING PLACES - 0.49%
3,383		Ameristar Casinos, Inc	95,062
4,633	e*	Bluegreen Corp	35,906
5,334	*	Gaylord Entertainment Co	283,875
6,761	e*	Great Wolf Resorts, Inc	83,566
3,408	e*	Isle of Capri Casinos, Inc	66,286
4,208	*	Lodgian, Inc	49,654
3,029		Marcus Corp	58,157
1,037	*	Riviera Holdings Corp	29,088
7,480	e*	Trump Entertainment Resorts, Inc	48,246
		TOTAL HOTELS AND OTHER LODGING PLACES	749,840

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.84%
1,726	*	ASV, Inc	24,216
798	e	Actuant Corp (Class A)	51,846
6,718		Albany International Corp (Class A)	251,858
5,581	e*	Allis-Chalmers Energy, Inc	105,704
1,463		Ampco-Pittsburgh Corp	57,613
1,302	*	Asyst Technologies, Inc	6,888
22,417	e*	Axcelis Technologies, Inc	114,551
3,979	e	Black Box Corp	170,142
8,579	*	Blount International, Inc	97,457
11,335	e	Briggs & Stratton Corp	285,415
14,505	*	Brooks Automation, Inc	206,551

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,141	e	Cascade Corp	$139,529
8,165	*	Cirrus Logic, Inc	52,256
2,014	*	Columbus McKinnon Corp	50,128
3,213	e*	Cray, Inc	23,134
5,358		Curtiss-Wright Corp	254,505
1,692	*	Cymer, Inc	64,956
13,018	*	Electronics for Imaging, Inc	349,663
7,732	*	Emulex Corp	148,222
4,912	*	EnPro Industries, Inc	199,427
22,338	e*	Entegris, Inc	193,894
25,643	*	Extreme Networks, Inc	98,469
69,185	*	Gateway, Inc	130,068
2,429	e*	Gehl Co	54,240
1,566	*	Goodman Global, Inc	37,396
2,554		Hardinge, Inc	88,956
6,418	e*	Immersion Corp	105,127
3,062	*	Kadant, Inc	85,736
1,127		Kaydon Corp	58,593
1,243	*	Kulicke & Soffa Industries, Inc	10,541
1,565		Lindsay Manufacturing Co	68,516
7,427		Modine Manufacturing Co	197,707
1,301		Nacco Industries, Inc (Class A)	134,627
680	*	Netezza Corp	8,507
1,929		Nordson Corp	96,855
11,284	*	Oil States International, Inc	545,017
23,711	d	Palm, Inc	385,778
44,165	e*	Quantum Corp	150,161
6,054	e*	Rackable Systems, Inc	78,520
359	e*	Rimage Corp	8,056
3,240		Robbins & Myers, Inc	185,620
4,611	e*	STEC, Inc	35,182
25,959	e*	Safeguard Scientifics, Inc	59,446
1,232		Sauer-Danfoss, Inc	32,870
515	e*	Scansource, Inc	14,477
4,504	e*	Semitool, Inc	43,689
1,273	e*	Silicon Graphics, Inc	25,142
2,900		Standex International Corp	59,972
230	*	T-3 Energy Services, Inc	9,807
3,680	e*	Tecumseh Products Co (Class A)	70,840
1,955		Tennant Co	95,209
2,334	e*	Ultratech, Inc	32,349
291		Watsco, Inc	13,511
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,868,939

INSTRUMENTS AND RELATED PRODUCTS - 2.77%
3,194		Analogic Corp	203,649
3,875	e*	Anaren, Inc	54,638
2,440	*	Angiodynamics, Inc	45,994
2,010	e*	Argon ST, Inc	39,798
559	e	Badger Meter, Inc	17,916
4,281	*	Bio-Rad Laboratories, Inc (Class A)	387,431
2,806	*	Cantel Medical Corp	43,802
4,642	*	Coherent, Inc	148,915
2,708		Cohu, Inc	50,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,487	*	Conmed Corp	$181,571
23,533	e*	Credence Systems Corp	72,717
2,829	e	Datascope Corp	95,648
3,802	e	EDO Corp	212,950
329	*	Eagle Test Systems, Inc	4,218
4,695	*	Esterline Technologies Corp	267,850
2,322	*	Excel Technology, Inc	57,934
475	*	Haemonetics Corp	23,475
959	e*	ICU Medical, Inc	37,161
490	e*	Insulet Corp	10,658
6,599		Invacare Corp	154,285
2,777	*	Ixia	24,215
738	*	Kensey Nash Corp	19,269
6,205	e*	L-1 Identity Solutions, Inc	116,964
10,960	*	MKS Instruments, Inc	208,459
1,577		MTS Systems Corp	65,603
370	*	Masimo Corp	9,494
2,085	*	Measurement Specialties, Inc	58,172
580	*	Medical Action Industries, Inc	13,723
5,504	*	Merit Medical Systems, Inc	71,442
4,022	e	Mine Safety Appliances Co	189,476
3,948		Movado Group, Inc	126,020
488	*	Wright Medical Group, Inc	13,088
8,023	e*	Newport Corp	122,190
1,560	*	Orthofix International NV	76,393
431	*	Rofin-Sinar Technologies, Inc	30,261
3,128	*	Rudolph Technologies, Inc	43,260
4,390	e*	Sonic Solutions, Inc	45,963
8,062		STERIS Corp	220,334
7,190	*	Symmetry Medical, Inc	120,073
1,230	*	Teledyne Technologies, Inc	65,670
2,970	*	Varian, Inc	188,922
6,020	e*	Veeco Instruments, Inc	116,668
360	e*	Vital Images, Inc	7,027
273		Vital Signs, Inc	14,234
4,971	e*	X-Rite, Inc	71,781
1,142	*	Zoll Medical Corp	29,601
3,943	*	Zygo Corp	51,377
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,231,064

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
6,097	e*	Crawford & Co (Class B)	38,777
7,881		Hilb Rogal & Hobbs Co	341,484
1,270	e	James River Group, Inc	41,148
2,867	e	National Financial Partners Corp	151,894
5,463	*	United America Indemnity Ltd (Class A)	117,509
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	690,812

INSURANCE CARRIERS - 6.82%
2,700	e*	ACA Capital Holdings, Inc	16,443
12,088	*	AMERIGROUP Corp	416,794
7,610		Alfa Corp	138,350
13,281	e	American Equity Investment Life Holding Co	141,443
2,130		American Physicians Capital, Inc	82,985

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,364	*	Amerisafe, Inc	$72,181
1,428		Amtrust Financial Services, Inc	21,663
6,721	*	Argo Group International Holdings Ltd	292,431
20,194		Aspen Insurance Holdings Ltd	563,615
15,532		Assured Guaranty Ltd	422,004
1,930		Baldwin & Lyons, Inc (Class B)	52,708
3,850	*	CNA Surety Corp	67,876
1,628	e	Castlepoint Holdings Ltd	18,722
3,109	*	Centene Corp	66,875
7,622	e*	Citizens, Inc	58,308
12,214	e	Commerce Group, Inc	359,947
509	*	Darwin Professional Underwriters, Inc	10,994
9,951		Delphi Financial Group, Inc (Class A)	402,219
2,910	e	Donegal Group, Inc (Class A)	47,084
1,250	e	EMC Insurance Group, Inc	32,488
12,268		Employers Holdings, Inc	252,843
3,350		FBL Financial Group, Inc (Class A)	132,292
2,298	*	Fpic Insurance Group, Inc	98,929
3,569	e*	First Acceptance Corp	18,023
1,324	*	First Mercury Financial Corp	28,479
3,324	e	Flagstone Reinsurance Holdings Ltd	44,176
2,164	e*	Greenlight Capital Re Ltd (Class A)	43,886
924	*	Hallmark Financial Services	12,982
3,659		Harleysville Group, Inc	117,015
4,100	*	Healthspring, Inc	79,950
9,899		Horace Mann Educators Corp	195,109
14,023		IPC Holdings Ltd	404,564
1,300	e	Independence Holding Co	26,494
4,496		Infinity Property & Casualty Corp	180,829
1,184		Kansas City Life Insurance Co	52,191
3,932	e	LandAmerica Financial Group, Inc	153,269
13,822	e	Max Re Capital Ltd	387,569
7,362	*	Meadowbrook Insurance Group, Inc	66,332
2,285	e	Midland Co	125,584
3,126	*	Molina Healthcare, Inc	113,380
23,570		Montpelier Re Holdings Ltd	417,189
1,357		NYMAGIC, Inc	37,738
974	e	National Interstate Corp	29,989
515		National Western Life Insurance Co (Class A)	131,819
3,012	*	Navigators Group, Inc	163,401
6,495		Odyssey Re Holdings Corp	241,029
7,177	e*	PMA Capital Corp (Class A)	68,182
8,412	e*	Primus Guaranty Ltd	88,494
26,149		Phoenix Cos, Inc	368,962
13,719		Platinum Underwriters Holdings Ltd	493,335
4,781		Presidential Life Corp	81,086
7,633	*	ProAssurance Corp	411,190
3,798	*	RAM Holdings Ltd	35,321
4,822		RLI Corp	273,504
3,782		Safety Insurance Group, Inc	135,925
16,387	*	Scottish Re Group Ltd	52,275
4,772	*	SeaBright Insurance Holdings, Inc	81,458
5,598	e	Security Capital Assurance Ltd	127,858
12,569		Selective Insurance Group, Inc	267,468

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,338		State Auto Financial Corp	$97,637
3,833		Stewart Information Services Corp	131,357
2,554	e*	Triad Guaranty, Inc	48,449
5,016	e	United Fire & Casualty Co	196,075
6,904	e*	Universal American Financial Corp	157,480
3,210	*	Validus Holdings Ltd	77,810
8,487		Zenith National Insurance Corp	380,981
		TOTAL INSURANCE CARRIERS	10,415,038

LEATHER AND LEATHER PRODUCTS - 0.40%
8,272	e*	Collective Brands, Inc	182,480
838	e*	Genesco, Inc	38,657
2,526		Steven Madden Ltd	47,868
6,968	*	Timberland Co (Class A)	132,113
1,820	e	Weyco Group, Inc	57,166
5,754		Wolverine World Wide, Inc	157,660
		TOTAL LEATHER AND LEATHER PRODUCTS	615,944

LUMBER AND WOOD PRODUCTS - 0.17%
2,755	e	American Woodmark Corp	68,296
2,521	*	Champion Enterprises, Inc	27,681
1,510	e	Skyline Corp	45,421
3,895	e	Universal Forest Products, Inc	116,461
		TOTAL LUMBER AND WOOD PRODUCTS	257,859

METAL MINING - 0.32%
32,149	e*	Coeur d'Alene Mines Corp	121,845
5,386	*	Rosetta Resources, Inc	98,779
3,504	e	Royal Gold, Inc	114,756
9,063	*	Stillwater Mining Co	93,258
6,674	e*	Uranium Resources, Inc	62,669
		TOTAL METAL MINING	491,307

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.55%
5,057		Blyth, Inc	103,416
16,540	e	Callaway Golf Co	264,805
6,496	e*	Jakks Pacific, Inc	173,508
2,109	e	Marine Products Corp	17,884
4,160	e	Nautilus, Inc	33,155
4,897	*	RC2 Corp	135,598
3,915	*	Russ Berrie & Co, Inc	65,772
1,781	e	Steinway Musical Instruments, Inc	52,753
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	846,891

MISCELLANEOUS RETAIL - 0.46%
746	*	AC Moore Arts & Crafts, Inc	11,757
3,698	e	Books-A-Million, Inc	48,925
13,422	e	Borders Group, Inc	178,915
641	e*	CKX, Inc	7,891
389		Cash America International, Inc	14,626
640	*	Gander Mountain Co	3,462
400		Longs Drug Stores Corp	19,868
1,506	*	PC Connection, Inc	18,825
2,105	e	Pricesmart, Inc	49,678

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
957	e	Systemax, Inc	$19,561
1,184	e*	Valuevision International, Inc (Class A)	8,773
1,593		World Fuel Services Corp	65,010
11,223	e*	Zale Corp	259,700
		TOTAL MISCELLANEOUS RETAIL	706,991

MOTION PICTURES - 0.45%
9,459	e*	Avid Technology, Inc	256,150
44,032	e*	Blockbuster, Inc (Class A)	236,452
2,796	e	Carmike Cinemas, Inc	51,363
3,499	e	Cinemark Holdings Inc	64,941
885	*	Gaiam, Inc (Class A)	21,267
2,337	*	Time Warner Telecom, Inc (Class A)	51,344
		TOTAL MOTION PICTURES	681,517

NONDEPOSITORY INSTITUTIONS - 1.62%
5,600	*	Aldabra 2 Acquisition Corp	51,464
5,600	*	Alternative Asset Management Acquisition Corp	49,392
5,153	e*	Accredited Home Lenders Holding Co	60,136
1,020		Advance America Cash Advance Centers, Inc	10,883
4,366		Advanta Corp (Class B)	119,716
15,928	e	Ares Capital Corp	259,149
773	e	Asta Funding, Inc	29,621
1,600		BlackRock Kelso Capital Corp	23,200
5,351	e	Centerline Holding Co	82,138
1,999	*	CompuCredit Corp	43,398
4,789	e	Delta Financial Corp	23,514
2,836	e*	Encore Capital Group, Inc	33,465
5,369	e*	Energy Infrastructure Acquisition Corp	52,777
2,354	e	Federal Agricultural Mortgage Corp (Class C)	69,113
6,207	e	Financial Federal Corp	173,858
12,373	e*	Freedom Acquisition Holding, Inc	139,196
7,422	e	Hercules Technology Growth Capital, Inc	98,490
2,711	e*	INVESTools, Inc	32,776
4,430	e*	Information Services Group, Inc	33,890
2,997		Kohlberg Capital Corp	45,135
8,792	e*	Marathon Acquisition Corp	69,369
14,319	e	MCG Capital Corp	206,050
1,100	*	Mercadolibre, Inc	40,293
1,420	e*	NewStar Financial, Inc	15,961
3,886	e	NGP Capital Resources Co	63,070
5,903	e*	NTR Acquisition Co	55,960
3,753	e	Nelnet, Inc (Class A)	68,455
8,397	e*	Ocwen Financial Corp	79,184
12,266	*	PHH Corp	322,350
4,293	e	Patriot Capital Funding, Inc	57,397
5,111	e	Technology Investment Capital Corp	68,334
		TOTAL NONDEPOSITORY INSTITUTIONS	2,477,734

NONMETALLIC MINERALS, EXCEPT FUELS - 0.25%
4,003	e	AMCOL International Corp	132,459
7,299	e	Compass Minerals International, Inc	248,458
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	380,917

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 3.74%
2,628	e*	Basic Energy Services, Inc	$55,241
5,445	e	Berry Petroleum Co (Class A)	215,568
1,404	e*	Bill Barrett Corp	55,332
778	e*	Bois d'Arc Energy, Inc	14,914
10,841	e*	Brigham Exploration Co	64,287
5,969	e*	Bronco Drilling Co, Inc	88,341
4,874	e*	Callon Petroleum Co	67,846
1,153	*	Clayton Williams Energy, Inc	38,049
2,713	*	Comstock Resources, Inc	83,669
970	*	Concho Resources, Inc	14,366
172	e*	Dawson Geophysical Co	13,332
14,128	e*	EXCO Resources, Inc	233,677
6,340	e*	Edge Petroleum Corp	81,406
12,173	*	Encore Acquisition Co	385,275
6,354	e*	Energy Partners Ltd	93,277
13,816	*	Exterran Holdings, Inc	1,109,977
3,778	*	Geomet, Inc	19,230
39,030	e*	Grey Wolf, Inc	255,647
8,520	e*	Harvest Natural Resources, Inc	101,729
7,671	*	Horizon Offshore, Inc	126,572
2,358		Kayne Anderson Energy Development Co	60,082
9,288	*	Mariner Energy, Inc	192,354
3,309	e*	McMoRan Exploration Co	44,506
20,078	*	Meridian Resource Corp	49,793
2,796	*	Newpark Resources, Inc	14,987
28,695	e*	Oilsands Quest, Inc	127,119
4,903	*	Parker Drilling Co	39,812
4,753		Penn Virginia Corp	209,037
18,815	e*	PetroHawk Energy Corp	308,942
2,857	e*	Petroleum Development Corp	126,708
11,542	*	Pioneer Drilling Co	140,582
1,090	*	Rex Energy Corp	8,775
6,421	*	Stone Energy Corp	256,904
4,556	e*	Sulphco, Inc	40,093
801	e*	Superior Offshore International, Inc	9,011
870	e*	Superior Well Services, Inc	19,775
6,854	*	Swift Energy Co	280,466
3,188	e*	Toreador Resources Corp	37,714
2,630	e*	Trico Marine Services, Inc	78,374
3,304	*	Union Drilling, Inc	48,172
800	m,v*	PetroCorp	-
13,976	e*	Vaalco Energy, Inc	63,870
739	e*	Warren Resources, Inc	9,267
9,635	*	Whiting Petroleum Corp	428,276
		TOTAL OIL AND GAS EXTRACTION	5,712,354

PAPER AND ALLIED PRODUCTS - 0.71%
12,830	e	Bowater, Inc	191,424
8,662	*	Buckeye Technologies, Inc	131,143
4,900	e*	Chesapeake Corp	41,454
10,394	e	Glatfelter	154,247
7,513	e*	Mercer International, Inc	70,998
1,176		Neenah Paper, Inc	38,914

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,106	*	Playtex Products, Inc	$38,498
8,050		Rock-Tenn Co (Class A)	232,645
3,470		Schweitzer-Mauduit International, Inc	80,851
9,805		Wausau Paper Corp	109,326
		TOTAL PAPER AND ALLIED PRODUCTS	1,089,500

PERSONAL SERVICES - 0.57%
4,571	*	Coinstar, Inc	147,049
4,932		G & K Services, Inc (Class A)	198,266
1,134	e	Jackson Hewitt Tax Service, Inc	31,707
10,152		Regis Corp	323,950
1,032	e*	Steiner Leisure Ltd	44,789
3,345		Unifirst Corp	125,304
		TOTAL PERSONAL SERVICES	871,065

PETROLEUM AND COAL PRODUCTS - 0.16%
1,045	e	Delek US Holdings, Inc	26,209
8,775	e*	Headwaters, Inc	130,572
2,559		WD-40 Co	87,364
		TOTAL PETROLEUM AND COAL PRODUCTS	244,145

PRIMARY METAL INDUSTRIES - 1.78%
3,013	*	Century Aluminum Co	158,634
1,838	*	Claymont Steel, Inc	37,220
5,447	e	Encore Wire Corp	136,883
240	e*	LB Foster Co (Class A)	10,430
5,860		Gibraltar Industries, Inc	108,410
600	*	Horsehead Holding Corp	13,452
8,491		Mueller Industries, Inc	306,865
2,098	e*	Northwest Pipe Co	79,346
1,936	e	Olympic Steel, Inc	52,582
8,499		Quanex Corp	399,283
5,008	e	Schnitzer Steel Industries, Inc (Class A)	367,036
4,714	e*	Superior Essex, Inc	175,738
3,696	e	Texas Industries, Inc	290,136
7,211		Tredegar Corp	124,390
645	*	Universal Stainless & Alloy	25,665
3,113	*	Wheeling-Pittsburgh Corp	60,081
15,830	e	Worthington Industries, Inc	372,955
		TOTAL PRIMARY METAL INDUSTRIES	2,719,106

PRINTING AND PUBLISHING - 1.54%
9,133	e*	ACCO Brands Corp	204,945
12,691		American Greetings Corp (Class A)	335,042
19,406		Belo (A.H.) Corp (Class A)	336,888
6,323	e	Bowne & Co, Inc	105,341
1,842	e	CSS Industries, Inc	66,257
353	*	Consolidated Graphics, Inc	22,165
659	e	Courier Corp	23,203
1,150	*	Dolan Media Co	27,945
5,930		Ennis, Inc	130,697
5,127	e	GateHouse Media, Inc	65,369
10,383		Journal Communications, Inc (Class A)	98,431
10,483	e	Lee Enterprises, Inc	163,220

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,123		Media General, Inc (Class A)	$140,934
270		Multi-Color Corp	6,161
5,180	*	Playboy Enterprises, Inc (Class B)	55,633
10,215	e	Primedia, Inc	143,419
2,896		Schawk, Inc	65,363
7,078	*	Scholastic Corp	246,739
3,384	e	Standard Register Co	43,011
7,259	e*	Sun-Times Media Group, Inc (Class A)	16,478
5,856	e*	Valassis Communications, Inc	52,236
		TOTAL PRINTING AND PUBLISHING	2,349,477

RAILROAD TRANSPORTATION - 0.08%
4,051	*	Genesee & Wyoming, Inc (Class A)	116,831
		TOTAL RAILROAD TRANSPORTATION	116,831

REAL ESTATE - 0.14%
1,227	e*	Stratus Properties, Inc	43,350
21,645	e	Stewart Enterprises, Inc (Class A)	164,935
		TOTAL REAL ESTATE	208,285

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.55%
14,131		Cooper Tire & Rubber Co	344,796
6,242		Schulman (A.), Inc	123,155
7,146		Spartech Corp	121,911
2,216	e*	Trex Co, Inc	24,642
7,109		Tupperware Corp	223,862
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	838,366

SECURITY AND COMMODITY BROKERS - 0.94%
4,856		Calamos Asset Management, Inc (Class A)	137,085
3,813	e*	Cowen Group, Inc	52,696
2,025		Evercore Partners, Inc (Class A)	53,237
5,020	*	FBR Capital Markets Corp	64,658
920	e	GAMCO Investors, Inc (Class A)	50,416
4,975	e*	Interactive Brokers Group, Inc (Class A)	130,643
6,314	e*	KBW, Inc	181,717
14,092	*	Knight Capital Group, Inc (Class A)	168,540
11,582	e*	LaBranche & Co, Inc	54,204
4,360	e*	Piper Jaffray Cos	233,696
4,575	e	SWS Group, Inc	80,932
4,338	e	Sanders Morris Harris Group, Inc	44,031
5,023	*	Thomas Weisel Partners Group, Inc	72,884
2,464	e	WP Stewart & Co Ltd	24,443
2,990		Waddell & Reed Financial, Inc (Class A)	80,820
		TOTAL SECURITY AND COMMODITY BROKERS	1,430,002

SOCIAL SERVICES - 0.12%
4,239	*	Capital Senior Living Corp	35,692
852	*	Providence Service Corp	25,015
5,420	*	Res-Care, Inc	123,793
		TOTAL SOCIAL SERVICES	184,500

SPECIAL TRADE CONTRACTORS - 0.62%
7,539	*	AsiaInfo Holdings, Inc	68,303

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
362		Chemed Corp	$22,502
8,171		Comfort Systems USA, Inc	116,028
4,799	e*	Dycom Industries, Inc	146,993
14,618	*	EMCOR Group, Inc	458,420
6,104	e*	Insituform Technologies, Inc (Class A)	92,964
1,428	e*	Integrated Electrical Services, Inc	36,571
		TOTAL SPECIAL TRADE CONTRACTORS	941,781

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
1,018	e*	Cabot Microelectronics Corp	43,519
3,205		Libbey, Inc	56,152
4,435	e*	US Concrete, Inc	29,227
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	128,898

TEXTILE MILL PRODUCTS - 0.09%
3,604		Oxford Industries, Inc	130,176
2,451		Xerium Technologies, Inc	13,235
		TOTAL TEXTILE MILL PRODUCTS	143,411

TOBACCO PRODUCTS - 0.24%
6,192	e	Universal Corp	303,098
2,764	e	Vector Group Ltd	61,941
		TOTAL TOBACCO PRODUCTS	365,039

TRANSPORTATION BY AIR - 1.06%
13,326	*	ABX Air, Inc	94,348
9,392	*	Alaska Air Group, Inc	216,861
3,052	e*	Atlas Air Worldwide Holdings, Inc	157,575
4,642	e*	Bristow Group, Inc	202,902
10,968	e*	ExpressJet Holdings, Inc	33,891
35,283	e*	JetBlue Airways Corp	325,309
1,557	e*	PHI, Inc	46,928
7,685	*	Republic Airways Holdings, Inc	162,691
14,795		Skywest, Inc	372,390
		TOTAL TRANSPORTATION BY AIR	1,612,895

TRANSPORTATION EQUIPMENT - 2.10%
578	*	AAR Corp	17,537
5,409	*	Accuride Corp	65,503
5,035	*	Aftermarket Technology Corp	159,811
10,250		American Axle & Manufacturing Holdings, Inc	258,812
2,601	e	Arctic Cat, Inc	42,552
16,370	e	ArvinMeritor, Inc	275,343
5,911		Clarcor, Inc	202,215
11,112		Federal Signal Corp	170,680
2,569		Freightcar America, Inc	98,136
3,592	e	Greenbrier Cos, Inc	95,942
5,563	e	Group 1 Automotive, Inc	186,750
3,700		Kaman Corp	127,872
1,901	*	Miller Industries, Inc	32,545
6,734	e	Monaco Coach Corp	94,478
2,007	*	Orbital Sciences Corp	44,636
1,247	e	Polaris Industries, Inc	54,394
1,640	*	Sequa Corp (Class A)	271,879

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,717		A.O. Smith Corp	$206,982
3,934		Standard Motor Products, Inc	36,980
5,041	e	Superior Industries International, Inc	109,339
8,110	*	Tenneco, Inc	251,491
2,944		Triumph Group, Inc	240,554
14,434	e*	Visteon Corp	74,335
6,735	e	Wabash National Corp	76,038
632	e	Winnebago Industries, Inc	15,092
		TOTAL TRANSPORTATION EQUIPMENT	3,209,896

TRANSPORTATION SERVICES - 0.36%
1,243		Ambassadors International, Inc	30,491
11,725	*	Lear Corp	376,372
2,990	*	Orbitz Worldwide, Inc	33,757
5,624	e	Pacer International, Inc	107,137
		TOTAL TRANSPORTATION SERVICES	547,757

TRUCKING AND WAREHOUSING - 0.45%
5,170	e	Arkansas Best Corp	168,852
1,409	e	Forward Air Corp	41,960
9,100		Heartland Express, Inc	129,948
3,662	e*	Marten Transport Ltd	56,431
395	*	Old Dominion Freight Line	9,468
390	e*	Patriot Transportation Holding, Inc	38,353
2,785	*	Saia, Inc	46,036
729	e*	Universal Truckload Services, Inc	16,009
10,662	e	Werner Enterprises, Inc	182,853
		TOTAL TRUCKING AND WAREHOUSING	689,910

WATER TRANSPORTATION - 1.03%
7,776		Eagle Bulk Shipping, Inc	200,154
3,830	e	Genco Shipping & Trading Ltd	250,980
6,575	e	General Maritime Corp	183,508
6,114		Golar LNG Ltd	136,464
5,238	*	Gulfmark Offshore, Inc	254,881
5,268	e*	Hornbeck Offshore Services, Inc	193,336
250	e	Knightsbridge Tankers Ltd	6,725
6,865	e	Nordic American Tanker Shipping	269,383
1,204	e*	TBS International Ltd (Class A)	49,665
2,104	e*	Ultrapetrol Bahamas Ltd	34,947
		TOTAL WATER TRANSPORTATION	1,580,043

WHOLESALE TRADE-DURABLE GOODS - 1.38%
7,089		Agilysys, Inc	119,804
8,161		Applied Industrial Technologies, Inc	251,604
942		Barnes Group, Inc	30,069
841	*	Beacon Roofing Supply, Inc	8,595
2,910	e	BlueLinx Holdings, Inc	20,486
6,747	e	Building Material Holding Corp	71,383
2,006		Castle (A.M.) & Co	65,396
5,017	*	Digi International, Inc	71,442
6,860	e*	Genesis Microchip, Inc	53,782
630	e*	Hansen Medical, Inc	17,079
24,648		IKON Office Solutions, Inc	316,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,075	*	Insight Enterprises, Inc	$285,846
3,758	*	Interline Brands, Inc	86,396
931		Lawson Products, Inc	32,408
7,625		Owens & Minor, Inc	290,436
7,760	e	PEP Boys-Manny Moe & Jack	108,873
6,080		Ryerson Tull, Inc	205,139
1,625	*	Solera Holdings, Inc	29,234
320	e*	TomoTherapy, Inc	7,434
3,396	e*	West Marine, Inc	39,224
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,111,357

WHOLESALE TRADE-NONDURABLE GOODS - 1.00%
3,580		Andersons, Inc	171,912
1,250	*	Central European Distribution Corp	59,887
2,219	e*	Core-Mark Holding Co, Inc	78,175
6,520	e*	Fresh Del Monte Produce, Inc	187,450
9,097	e*	Hain Celestial Group, Inc	292,287
3,926	e	K-Swiss, Inc (Class A)	89,945
2,196	e	Kenneth Cole Productions, Inc (Class A)	42,537
580	e*	Maui Land & Pineapple Co, Inc	17,655
1,759	e	Nash Finch Co	70,061
3,666		Nu Skin Enterprises, Inc (Class A)	59,243
722	*	Nuco2, Inc	18,584
2,655	*	Perry Ellis International, Inc	73,570
3,915	e*	School Specialty, Inc	135,576
6,449	e*	Source Interlink Cos, Inc	22,700
3,218	e	Spartan Stores, Inc	72,502
2,305	*	United Stationers, Inc	127,974
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,520,058

		TOTAL COMMON STOCKS	152,047,320
		(Cost $149,289,367)

PRINCIPAL		ISSUER
SHORT- TERM INVESTMENTS - 28.86%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.22%
340,000	d	Federal Home Loan Bank (FHLB) 10/01/07	339,887
			339,887

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.64%
43,750,726		State Street Navigator Securities Lending Prime Portfolio	43,750,726
			43,750,726

		TOTAL SHORT-TERM INVESTMENTS	44,090,613
		(Cost $44,090,726)

		TOTAL PORTFOLIO - 128.40%	196,137,933
		(Cost $193,380,093)

		OTHER ASSETS & LIABILITIES, NET - (28.40)%	(43,382,145)

		NET ASSETS - 100.00%	$152,755,788

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

*	Non-income producing
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $369,173.
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.33%

AGRICULTURAL PRODUCTION-CROPS - 0.05%
7,153	e*	Chiquita Brands International, Inc	$113,232
		TOTAL AGRICULTURAL PRODUCTION-CROPS	113,232

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.18%
2,266		Cal-Maine Foods, Inc	57,194
6,718		Pilgrim's Pride Corp	233,316
61		Seaboard Corp	119,560
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	410,070

AGRICULTURAL SERVICES - 0.02%
2,197	e*	Cadiz, Inc	41,523
		TOTAL AGRICULTURAL SERVICES	41,523

AMUSEMENT AND RECREATION SERVICES - 0.89%
8,854	*	Bally Technologies, Inc	313,697
1,527		Churchill Downs, Inc	76,289
2,800	e	Dover Downs Gaming & Entertainment, Inc	29,092
3,453	*	Lakes Entertainment, Inc	32,907
5,059	e*	Leapfrog Enterprises, Inc	41,737
5,279	e*	Life Time Fitness, Inc	323,814
11,005	*	Live Nation, Inc	233,856
2,941	e*	MTR Gaming Group, Inc	28,028
7,057	*	Magna Entertainment Corp	16,019
9,176	e*	Marvel Entertainment, Inc	215,085
3,537	e*	Multimedia Games, Inc	30,135
9,922	*	Pinnacle Entertainment, Inc	270,176
10,071	e*	Six Flags, Inc	34,846
2,279		Speedway Motorsports, Inc	84,323
2,302	*	Town Sports International Holdings, Inc	35,013
6,753	e*	WMS Industries, Inc	223,524
14,795	*	Westwood One, Inc	40,686
3,262		World Wrestling Entertainment, Inc	49,191
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,078,418

APPAREL AND ACCESSORY STORES - 1.32%
12,888	*	Aeropostale, Inc	245,645
4,189	e	Bebe Stores, Inc	61,285
7,535		Brown Shoe Co, Inc	146,179
2,319	e	Buckle, Inc	87,983
1,755	e*	Cache, Inc	31,327
9,426	e*	Carter's, Inc	188,049
6,292	e*	Casual Male Retail Group, Inc	56,376
4,794		Cato Corp (Class A)	97,989
4,009	*	Charlotte Russe Holding, Inc	58,692
20,577	e*	Charming Shoppes, Inc	172,847

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,822	e*	Children's Place Retail Stores, Inc	$92,798
5,809	e	Christopher & Banks Corp	70,405
2,440	e*	Citi Trends, Inc	53,094
2,689	e*	DSW, Inc (Class A)	67,682
1,120	e	DEB Shops, Inc	30,117
7,871	*	Dress Barn, Inc	133,886
5,578	e*	Eddie Bauer Holdings, Inc	47,971
6,304	*	Finish Line, Inc (Class A)	27,359
6,740	*	HOT Topic, Inc	50,280
6,473	e*	J Crew Group, Inc	268,630
2,995	e*	JOS A Bank Clothiers, Inc	100,093
4,060	e*	Jo-Ann Stores, Inc	85,666
2,891	e*	New York & Co, Inc	17,635
11,445	e*	Pacific Sunwear Of California, Inc	169,386
1,662	*	Shoe Carnival, Inc	26,226
7,277		Stage Stores, Inc	132,660
1,560	e	Syms Corp	23,416
4,057	e	Talbots, Inc	73,026
5,030	e*	Tween Brands, Inc	165,185
4,118	e*	Under Armour, Inc (Class A)	246,339
14,440	*	Wet Seal, Inc (Class A)	55,883
		TOTAL APPAREL AND ACCESSORY STORES	3,084,109

APPAREL AND OTHER TEXTILE PRODUCTS - 0.53%
2,383	e	Columbia Sportswear Co	131,804
2,368	*	G-III Apparel Group Ltd	46,626
4,999	*	Gymboree Corp	176,165
4,201		Kellwood Co	71,627
3,020	*	Lululemon Athletica, Inc	126,931
3,783	*	Maidenform Brands, Inc	60,074
20,682	*	Quiksilver, Inc	295,753
2,321	*	True Religion Apparel, Inc	40,850
7,700	*	Warnaco Group, Inc	300,839
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,250,669

AUTO REPAIR, SERVICES AND PARKING - 0.30%
1,666	e*	Amerco, Inc	105,724
4,014	*	Dollar Thrifty Automotive Group, Inc	139,246
9,864	e*	Exide Technologies	64,116
2,652	*	Midas, Inc	50,043
2,046		Monro Muffler, Inc	69,134
763	*	Standard Parking Corp	30,360
6,671	*	Wright Express Corp	243,425
		TOTAL AUTO REPAIR, SERVICES AND PARKING	702,048

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
4,019		Asbury Automotive Group, Inc	79,616
7,210	e*	CSK Auto Corp	76,787
2,266	e	Lithia Motors, Inc (Class A)	38,658
2,468	e*	MarineMax, Inc	35,934
3,649	e*	Rush Enterprises, Inc (Class A)	92,502
4,937		Sonic Automotive, Inc (Class A)	118,192
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	441,689

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
2,030	e*	Builders FirstSource, Inc	$21,883
11,695	e*	Central Garden and Pet Co (Class A)	105,021
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	126,904

BUSINESS SERVICES - 10.22%
65,033	*	3Com Corp	321,263
2,889	e*	3D Systems Corp	68,238
7,205		ABM Industries, Inc	143,956
6,174	e*	ACI Worldwide, Inc	137,989
5,453	*	AMN Healthcare Services, Inc	102,135
7,862		Aaron Rents, Inc	175,323
4,946	e*	Acacia Research (Acacia Technologies)	72,607
10,135	*	Actuate Corp	65,371
3,936		Administaff, Inc	142,877
2,920	e*	Advent Software, Inc	137,152
4,608	e*	American Reprographics Co	86,262
2,731	*	Ansoft Corp	90,068
12,889	*	Ansys, Inc	440,417
5,004		Arbitron, Inc	226,881
13,029	e*	Ariba, Inc	140,453
19,234	e*	Art Technology Group, Inc	58,087
14,287	e*	Aspen Technology, Inc	204,590
2,804	e	Asset Acceptance Capital Corp	32,526
8,434	*	Avocent Corp	245,598
8,237	e*	BPZ Energy, Inc	64,249
1,808	e*	Bankrate, Inc	83,385
1,114		Barrett Business Services	26,547
33,535	e*	BearingPoint, Inc	135,817
7,306		Blackbaud, Inc	184,403
4,748	*	Blackboard, Inc	217,648
960	*	BladeLogic, Inc	24,614
2,300	e*	Blue Coat Systems, Inc	181,148
12,041	e*	Borland Software Corp	52,378
3,745	*	Bottomline Technologies, Inc	46,925
8,384		Brady Corp (Class A)	300,818
5,132	*	CACI International, Inc (Class A)	262,194
963	*	Cavium Networks, Inc	31,298
7,403	e*	CBIZ, Inc	58,854
77,860	*	CMGI, Inc	105,890
25,147	e*	CNET Networks, Inc	187,345
5,656	*	Commvault Systems, Inc	104,749
2,545	*	COMSYS IT Partners, Inc	42,781
7,211	*	CSG Systems International, Inc	153,234
1,744	*	Capella Education Co	97,507
6,031	*	Catalina Marketing Corp	195,344
5,395	*	Chordiant Software, Inc	74,775
8,522	*	Ciber, Inc	66,557
2,421	e*	Clayton Holdings, Inc	19,392
3,191	*	CoStar Group, Inc	170,559
8,443	*	Cogent Communications Group, Inc	197,060
7,127	e*	Cogent, Inc	111,751
7,414		Cognex Corp	131,673
3,722		Compass Diversified Trust	59,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,684	e	Computer Programs & Systems, Inc	$44,390
6,281	*	Concur Technologies, Inc	197,977
5,490	e*	Cybersource Corp	64,178
1,780	*	Double-Take Software, Inc	34,016
1,420	*	Data Domain, Inc	43,949
5,647	*	DealerTrack Holdings, Inc	236,496
8,630		Deluxe Corp	317,929
2,810	*	Dice Holdings, Inc	28,887
6,877	e*	Digital River, Inc	307,746
3,996	e*	DivX, Inc	59,421
4,024	e*	DynCorp International, Inc (Class A)	92,995
4,235	e*	EPIQ Systems, Inc	79,703
20,580	*	Earthlink, Inc	162,994
5,162	e*	Echelon Corp	129,102
7,598	*	Eclipsys Corp	177,185
2,479		Electro Rent Corp	34,731
9,261	e*	Epicor Software Corp	127,524
5,244	e*	Equinix, Inc	465,090
13,615	e*	Evergreen Energy, Inc	69,437
3,796	e*	ExlService Holdings, Inc	80,703
3,293	e	FTD Group, Inc	49,000
5,522	*	FalconStor Software, Inc	66,540
1,246	*	First Advantage Corp (Class A)	22,017
2,442	*	Forrester Research, Inc	57,558
11,474	*	Gartner, Inc	280,654
3,326	*	Gerber Scientific, Inc	36,087
3,612		Gevity HR, Inc	37,023
6,997	*	Global Cash Access, Inc	74,098
2,773	e*	Global Sources Ltd	61,477
790	*	Guidance Software, Inc	10,009
3,020	*	H&E Equipment Services, Inc	54,300
3,405	e*	HMS Holdings Corp	83,797
7,007	e	Healthcare Services Group	142,032
2,671	e	Heartland Payment Systems, Inc	68,645
2,879		Heidrick & Struggles International, Inc	104,940
13,097		Jack Henry & Associates, Inc	338,688
4,427	*	Hudson Highland Group, Inc	56,356
8,310	*	Hypercom Corp	37,561
1,549	e*	ICT Group, Inc	20,772
5,231	*	IHS, Inc (Class A)	295,499
2,119	e	Imergent, Inc	47,529
14,107	*	Informatica Corp	221,480
5,197		Infospace, Inc	91,259
3,997	e*	Innerworkings, Inc	68,868
1,950	e*	Innovative Solutions & Support, Inc	36,992
1,649	e	Integral Systems, Inc	35,437
5,995		Interactive Data Corp	169,059
1,860	*	Interactive Intelligence, Inc	35,340
7,805	e*	Internap Network Services Corp	110,597
6,472	*	Internet Capital Group, Inc	77,664
7,246	*	Interwoven, Inc	103,111
9,282	e*	Ipass, Inc	38,984
4,179	*	JDA Software Group, Inc	86,338
3,766		Kelly Services, Inc (Class A)	74,604

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,288	*	Kenexa Corp	$131,985
2,240	*	Keynote Systems, Inc	30,755
5,206	*	Kforce, Inc	66,949
4,423	e*	Knot, Inc	94,033
7,594	*	Korn/Ferry International	125,377
7,718	*	Labor Ready, Inc	142,860
20,485	*	Lawson Software, Inc	205,055
3,060	*	Limelight Networks, Inc	26,867
11,752	*	Lionbridge Technologies	46,890
1,515	*	Liquidity Services, Inc	16,650
7,280	*	LivePerson, Inc	44,845
2,837	*	LoJack Corp	53,790
17,259	*	MPS Group, Inc	192,438
7,065	e*	MSC.Software Corp	96,225
7,100	e*	Magma Design Automation, Inc	99,897
4,288	*	Manhattan Associates, Inc	117,534
3,108	*	Mantech International Corp (Class A)	111,826
5,085	e	Marchex, Inc (Class B)	48,358
14,855	*	Mentor Graphics Corp	224,311
1,635	*	MicroStrategy, Inc (Class A)	129,721
3,332	e*	Midway Games, Inc	14,528
1,820	*	Monotype Imaging Holdings, Inc	22,896
15,884	*	Move, Inc	43,840
6,598	e	NIC, Inc	45,790
5,423	e*	Ness Technologies, Inc	59,219
7,566	e*	NetFlix, Inc	156,768
4,554	*	Network Equipment Technologies, Inc	66,033
21,914	e*	Nuance Communications, Inc	423,159
5,535	e*	Omniture, Inc	167,821
5,691	*	On Assignment, Inc	53,154
4,544	e*	Online Resources Corp	57,436
18,565	e*	OpenTV Corp (Class A)	27,476
3,657	*	PDF Solutions, Inc	36,131
2,967	e*	PRA International	87,230
1,300	*	PROS Holdings, Inc	15,691
6,048	e*	Packeteer, Inc	45,965
19,099	*	Parametric Technology Corp	332,705
2,294	e	Pegasystems, Inc	27,299
4,304	e*	PeopleSupport, Inc	51,476
4,723	e*	Perficient, Inc	103,292
14,604	*	Perot Systems Corp (Class A)	246,954
6,521	*	Phase Forward, Inc	130,485
2,700	e	Portfolio Recovery Associates, Inc	143,289
10,986	*	Premiere Global Services, Inc	138,973
6,937	*	Progress Software Corp	210,191
1,692	e*	Protection One, Inc	22,707
2,069	e	QAD, Inc	17,918
2,665	e	Quality Systems, Inc	97,619
11,341	*	Quest Software, Inc	194,612
3,472	e*	RSC Holdings, Inc	56,941
3,981	*	Radiant Systems, Inc	63,019
4,264	e*	Radisys Corp	53,087
5,624	e*	Raser Technologies, Inc	72,493
16,340	e*	RealNetworks, Inc	110,785

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,898	e	Renaissance Learning, Inc	$22,947
11,835	e*	Rent-A-Center, Inc	214,569
3,158	e*	RightNow Technologies, Inc	50,812
4,910		Rollins, Inc	131,048
9,169	*	S1 Corp	82,979
2,271	e*	SI International, Inc	64,882
3,060	*	SPSS, Inc	125,888
6,866	*	SRA International, Inc (Class A)	192,797
2,326	*	SYNNEX Corp	47,823
13,483	*	Sapient Corp	90,471
7,929	e*	Secure Computing Corp	77,149
5,133	e*	Smith Micro Software, Inc	82,436
4,583	e*	Sohu.com, Inc	172,825
10,460	*	SonicWALL, Inc	91,316
42,121	e*	Sonus Networks, Inc	256,938
10,985		Sotheby's	524,973
946	*	Sourcefire, Inc	8,590
9,585	*	Spherion Corp	79,172
3,436	*	Stratasys, Inc	94,696
15,189	*	Sybase, Inc	351,322
5,130	*	SYKES Enterprises, Inc	85,209
3,019	e*	Synchronoss Technologies, Inc	126,979
2,078		Syntel, Inc	86,403
2,807	e	TAL International Group, Inc	70,371
11,128	*	THQ, Inc	277,977
34,677	*	TIBCO Software, Inc	256,263
4,050	e	TNS, Inc	65,043
12,132	e*	Take-Two Interactive Software, Inc	207,215
2,618	*	Taleo Corp (Class A)	66,523
1,098	*	TechTarget, Inc	18,556
7,136	*	TeleTech Holdings, Inc	170,622
3,922	e	TheStreet.com, Inc	47,495
918	*	Tiens Biotech Group USA, Inc	3,075
4,878	e*	TradeStation Group, Inc	56,926
1,073	e*	Travelzoo, Inc	24,625
7,681	*	Trizetto Group, Inc	134,494
3,907	*	Ultimate Software Group, Inc	136,354
1,400	*	Unica Corp	15,722
11,096		United Online, Inc	166,551
1,293	*	Veraz Networks, Inc	9,077
16,604	*	Valueclick, Inc	372,926
4,473	*	Vasco Data Security International	157,942
3,579		Viad Corp	128,844
4,871	*	Vignette Corp	97,761
730	*	Virtusa Corp	10,950
3,483	*	Visual Sciences, Inc	50,295
2,230	*	Vocus, Inc	65,205
2,363	*	Volt Information Sciences, Inc	41,683
7,500	*	Websense, Inc	147,975
12,728	*	Wind River Systems, Inc	149,809
3,125	e*	eSpeed, Inc (Class A)	26,656
2,302	e*	i2 Technologies, Inc	35,106
3,941	*	iGate Corp	33,774
5,263	*	inVentiv Health, Inc	230,625

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,778		infoUSA, Inc	$44,388
		TOTAL BUSINESS SERVICES	23,915,631

CHEMICALS AND ALLIED PRODUCTS - 7.09%
2,860	e*	AMAG Pharmaceuticals, Inc	163,592
5,102	e*	Acadia Pharmaceuticals, Inc	76,785
3,901	*	Acorda Therapeutics, Inc	71,583
5,986	e*	Adams Respiratory Therapeutics, Inc	230,700
3,849	*	Albany Molecular Research, Inc	58,120
6,057	e*	Alexion Pharmaceuticals, Inc	394,614
2,897	e*	Alexza Pharmaceuticals, Inc	25,088
16,721	*	Alkermes, Inc	307,666
5,964	e*	Allos Therapeutics, Inc	28,329
5,446	e*	Alnylam Pharmaceuticals, Inc	178,465
7,380	*	Alpharma, Inc (Class A)	157,637
8,516	*	American Oriental Bioengineering, Inc	94,953
3,154		American Vanguard Corp	61,566
714	*	Amicus Therapeutics, Inc	11,931
2,390	*	Animal Health International, Inc	26,601
4,041		Arch Chemicals, Inc	189,442
9,646	e*	Arena Pharmaceuticals, Inc	105,624
6,142	e*	Arqule, Inc	43,792
7,620	e*	Array Biopharma, Inc	85,573
6,913	e*	Arrowhead Research Corp	34,911
5,407	e*	Auxilium Pharmaceuticals, Inc	113,980
4,627	e*	Aventine Renewable Energy Holdings, Inc	48,907
2,753		Balchem Corp	56,189
2,749	*	Bentley Pharmaceuticals, Inc	34,308
15,931	e*	BioMarin Pharmaceuticals, Inc	396,682
1,531	e*	BioMimetic Therapeutics, Inc	20,424
715	e*	Biodel, Inc	12,184
9,168	e*	Bionovo, Inc	35,297
1,989	e*	Bradley Pharmaceuticals, Inc	36,200
2,308	e*	Cadence Pharmaceuticals, Inc	32,312
9,207		CF Industries Holdings, Inc	698,903
6,601	e*	Calgon Carbon Corp	92,150
4,276		Cambrex Corp	46,566
1,725	*	Caraco Pharmaceutical Laboratories Ltd	26,306
13,646	*	Cell Genesys, Inc	52,128
2,822	*	Chattem, Inc	199,007
9,202	e*	Cubist Pharmaceuticals, Inc	194,438
6,456	*	Cypress Bioscience, Inc	88,383
15,064	e*	CytRx Corp	52,121
6,459	e*	Cytokinetics, Inc	33,070
13,674	e*	Dendreon Corp	105,153
15,867	e*	Discovery Laboratories, Inc	42,682
12,638	e*	Durect Corp	69,256
3,892	*	Elizabeth Arden, Inc	104,928
770	*	Emergent Biosolutions, Inc	6,838
14,783	*	Encysive Pharmaceuticals, Inc	22,322
6,810	e*	Enzon Pharmaceuticals, Inc	59,996
7,215		Ferro Corp	144,156
2,751	e*	GTx, Inc	44,786
9,458	e*	GenVec, Inc	22,226

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,531	e	Georgia Gulf Corp	$76,881
12,494	e*	Geron Corp	91,456
10,090		H.B. Fuller Co	299,471
10,413	e*	Halozyme Therapeutics, Inc	90,489
19,396		Hercules, Inc	407,704
22,337	e*	Human Genome Sciences, Inc	229,848
6,731	e*	Idenix Pharmaceuticals, Inc	19,453
11,455	*	Immucor, Inc	409,516
10,133	e*	Indevus Pharmaceuticals, Inc	70,019
3,645	e	Innophos Holdings, Inc	55,550
4,024		Innospec, Inc	91,667
1,228		Inter Parfums, Inc	29,067
4,444	e*	InterMune, Inc	85,014
8,870	e*	Inverness Medical Innovations, Inc	490,688
8,079	e*	Javelin Pharmaceuticals, Inc	40,557
990	*	Jazz Pharmaceuticals, Inc	11,088
5,879	e*	KV Pharmaceutical Co (Class A)	168,139
2,468	e	Kaiser Aluminum Corp	174,167
7,187	*	Keryx Biopharmaceuticals, Inc	71,439
2,808		Koppers Holdings, Inc	108,417
417	e	Kronos Worldwide, Inc	7,873
3,817	e*	Landec Corp	59,011
14,425	e	Ligand Pharmaceuticals, Inc (Class B)	77,030
13,264	*	MGI Pharma, Inc	368,474
7,064	e*	MannKind Corp	68,380
2,535	e	Mannatech, Inc	20,534
5,136	e*	Martek Biosciences Corp	149,098
20,946	e*	Medarex, Inc	296,595
8,192	*	Medicines Co	145,900
9,283	e	Medicis Pharmaceutical Corp (Class A)	283,224
3,586	e*	Medivation, Inc	71,899
6,601		Meridian Bioscience, Inc	200,142
3,235		Minerals Technologies, Inc	216,745
8,684	*	Minrad International, Inc	41,596
830	*	Molecular Insight Pharmaceuticals, Inc	5,636
3,428	e*	Momenta Pharmaceuticals, Inc	39,045
1,246	e	NL Industries, Inc	14,117
10,196	e*	Nabi Biopharmaceuticals	41,396
4,303	e*	Nastech Pharmaceutical Co, Inc	57,273
6,383	e*	Neurocrine Biosciences, Inc	63,830
2,643		NewMarket Corp	130,511
943	*	Novacea, Inc	7,553
3,892	*	Noven Pharmaceuticals, Inc	62,000
5,006	*	OM Group, Inc	264,367
9,586	*	OSI Pharmaceuticals, Inc	325,828
790	*	Obagi Medical Products, Inc	14,591
12,258		Olin Corp	274,334
2,276	e*	Omrix Biopharmaceuticals, Inc	80,366
9,099	*	Onyx Pharmaceuticals, Inc	395,988
7,206	e*	OraSure Technologies, Inc	72,420
1,041	e*	Orexigen Therapeutics, Inc	13,752
2,594	e*	Osiris Therapeutics, Inc	33,411
5,939	e*	Pacific Ethanol, Inc	57,133
5,895	e*	Pain Therapeutics, Inc	55,118

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,740	*	Par Pharmaceutical Cos, Inc	$106,534
4,477	*	Parexel International Corp	184,766
4,016	e*	Penwest Pharmaceuticals Co	44,216
12,782		Perrigo Co	272,896
3,751	*	PetMed Express, Inc	52,552
4,397	e*	PharMerica Corp	65,603
4,345	*	Pharmion Corp	200,478
14,826	*	PolyOne Corp	110,750
5,000	e*	Poniard Pharmaceuticals, Inc	28,350
4,511	e*	Pozen, Inc	49,892
6,061	*	Prestige Brands Holdings, Inc	66,550
4,234	e*	Progenics Pharmaceuticals, Inc	93,614
333	*	Protalix BioTherapeutics, Inc	11,508
4,723	*	Quidel Corp	92,382
31,604	e*	Revlon, Inc (Class A)	36,345
5,995	*	Rockwood Holdings, Inc	214,801
7,502	e*	Salix Pharmaceuticals Ltd	93,175
9,181	e*	Santarus, Inc	24,330
5,860	*	Sciele Pharma, Inc	152,477
7,552		Sensient Technologies Corp	218,026
2,360	*	Somaxon Pharmaceuticals, Inc	24,001
1,007		Stepan Co	31,126
7,631	e*	SuperGen, Inc	33,119
2,483	e*	SurModics, Inc	121,692
714	e*	Synta Pharmaceuticals Corp	4,712
6,632		Tronox, Inc (Class B)	59,887
6,865	e*	Tercica, Inc	42,563
1,240	e*	Trubion Pharmaceuticals, Inc	15,041
8,559		UAP Holding Corp	268,410
1,470	e*	US BioEnergy Corp	11,334
1,522	e*	USANA Health Sciences, Inc	66,588
14,070	e*	USEC, Inc	144,218
3,487	*	United Therapeutics Corp	232,025
15,807	*	Valeant Pharmaceuticals International	244,692
4,325	e*	Vanda Pharmaceuticals, Inc	60,161
5,340	e*	Verasun Energy Corp	58,740
11,965	*	Viropharma, Inc	106,489
3,387	e*	Visicu, Inc	25,673
11,656	e*	WR Grace & Co	313,080
22,032	*	XOMA Ltd	75,129
3,577	e*	Xenoport, Inc	168,298
6,226	e*	Zymogenetics, Inc	81,249
		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,582,142

COAL MINING - 0.14%
10,894	*	Alpha Natural Resources, Inc	253,068
19,418	e*	International Coal Group, Inc	86,216
		TOTAL COAL MINING	339,284

COMMUNICATIONS - 2.70%
6,899	e	Alaska Communications Systems Group, Inc	99,691
5,130	e*	Anixter International, Inc	422,969
1,137	e*	Aruba Networks, Inc	22,740
1,654		Atlantic Tele-Network, Inc	60,123

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,540	*	Audiovox Corp (Class A)	$36,427
4,546	*	Authorize.Net Holdings, Inc	80,146
8,851	*	Brightpoint, Inc	132,854
3,527	e*	Cbeyond Communications, Inc	143,866
4,241	*	Centennial Communications Corp	42,919
66,178	e*	Charter Communications, Inc (Class A)	170,739
42,050	*	Cincinnati Bell, Inc	207,727
30,300	e	Citadel Broadcasting Corp	126,048
3,452		Consolidated Communications Holdings, Inc	67,694
5,527	e*	Cox Radio, Inc (Class A)	72,127
2,322	e*	Crown Media Holdings, Inc (Class A)	16,695
5,014	e*	Cumulus Media, Inc (Class A)	51,243
2,419	e*	DG FastChannel,Inc	57,040
24,307	*	Dobson Communications Corp (Class A)	310,887
6,203	e	Emmis Communications Corp (Class A)	30,643
5,311	e	Entercom Communications Corp (Class A)	102,662
11,498	*	Entravision Communications Corp (Class A)	106,012
5,601	e	Fairpoint Communications, Inc	105,635
17,247	e*	FiberTower Corp	66,228
1,113	*	Fisher Communications, Inc	55,505
24,231	*	Foundry Networks, Inc	430,585
8,542	*	General Communication, Inc (Class A)	103,700
3,008	e*	GeoEye, Inc	77,456
4,020	e*	Global Crossing Ltd	84,742
3,460	e*	Globalstar, Inc	25,362
2,615	*	Golden Telecom, Inc	210,481
7,157	e	Gray Television, Inc	60,763
4,154	*	Harris Stratex Networks, Inc (Class A)	72,570
1,138	*	Hughes Communications, Inc	59,005
514	e*	Hungarian Telephone & Cable	10,105
18,015	e*	ICO Global Communications Holdings Ltd	62,692
8,078	e	IDT Corp (Class B)	67,613
5,796		Ibasis, Inc	62,307
5,613	e*	InPhonic, Inc	15,436
5,087	e	Iowa Telecommunications Services, Inc	100,977
4,407	e*	Knology, Inc	73,729
4,040	*	Lin TV Corp (Class A)	52,560
3,572	e*	Lodgenet Entertainment Corp	90,586
6,760	*	Mastec, Inc	95,113
8,933	e*	Mediacom Communications Corp (Class A)	62,978
4,422		NTELOS Holdings Corp	130,272
1,504	*	Nexstar Broadcasting Group, Inc (Class A)	15,777
5,361	e*	Nextwave Wireless, Inc	30,665
2,667	e	North Pittsburgh Systems, Inc	63,368
5,367	e*	Novatel Wireless, Inc	121,563
3,745	e*	Orbcomm, Inc	28,200
12,410	*	PAETEC Holding Corp	154,753
353		Preformed Line Products Co	18,363
5,209		RCN Corp	64,071
11,146	*	Radio One, Inc (Class D)	41,575
2,001	*	Rural Cellular Corp (Class A)	87,044
4,455	*	SAVVIS, Inc	172,765
2,281		Salem Communications Corp (Class A)	18,248
3,537	e	Shenandoah Telecom Co	76,965

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,884	e	Sinclair Broadcast Group, Inc (Class A)	$94,923
8,253	e*	Spanish Broadcasting System, Inc (Class A)	21,293
2,183	e	SureWest Communications	54,597
2,280	e*	Switch & Data Facilities Co, Inc	37,141
4,352	*	Syniverse Holdings, Inc	69,197
8,437	e*	Terremark Worldwide, Inc	60,493
15,847	e*	TiVo, Inc	100,628
3,958		USA Mobility, Inc	66,771
13,802	e,v*	Vonage Holdings Corp	14,216
2,753		iPCS, Inc	94,676
8,204	*	j2 Global Communications, Inc	268,517
		TOTAL COMMUNICATIONS	6,313,461

DEPOSITORY INSTITUTIONS - 7.55%
2,256	e	1st Source Corp	51,662
2,281		Abington Bancorp, Inc	22,240
2,830		Alabama National Bancorp	220,514
3,928	e	Amcore Financial, Inc	97,886
2,954	e	AmericanWest Bancorp	57,928
1,997	e	Ameris Bancorp	36,106
3,255	e	Anchor Bancorp Wisconsin, Inc	87,885
1,139	e	Bancfirst Corp	51,107
4,475	e	Banco Latinoamericano de Exportaciones S.A.	81,356
2,010	e*	Bancorp, Inc	37,105
8,816		Bank Mutual Corp	103,941
2,067	e	Bank of the Ozarks, Inc	63,106
7,731	e	BankAtlantic Bancorp, Inc (Class A)	67,028
4,040	e	BankFinancial Corp	63,913
5,035	e	BankUnited Financial Corp (Class A)	78,244
2,567		Banner Corp	88,279
6,040	*	Beneficial Mutual Bancorp, Inc	58,890
1,640	e	Berkshire Hills Bancorp, Inc	49,577
6,156		Boston Private Financial Holdings, Inc	171,383
9,783		Brookline Bancorp, Inc	113,385
10,574	e	CVB Financial Corp	123,716
2,188	e	Capital City Bank Group, Inc	68,266
1,532	e	Capital Corp of the West	28,219
2,177	e	Capitol Bancorp Ltd	54,055
3,628	e	Cascade Bancorp	80,759
1,120	e	Cass Information Systems, Inc	40,062
8,508	e	Cathay General Bancorp	274,043
9,014	e*	Centennial Bank Holdings, Inc	57,690
1,574		Center Financial Corp	21,894
5,122	e	Central Pacific Financial Corp	149,562
3,949	e	Chemical Financial Corp	95,763
7,645		Chittenden Corp	268,798
12,720	e	Citizens Banking Corp	204,919
2,184	e	City Bank	62,724
2,845		City Holding Co	103,586
2,707	e	Clifton Savings Bancorp, Inc	32,024
3,191	e	CoBiz, Inc	54,630
2,972		Columbia Banking System, Inc	94,569
1,888	e*	Community Bancorp	47,464
4,794		Community Bank System, Inc	93,579

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,778	e	Community Banks, Inc	$112,547
2,476		Community Trust Bancorp, Inc	74,379
6,660	e	Corus Bankshares, Inc	86,713
4,406		Dime Community Bancshares	65,958
2,712	e*	Dollar Financial Corp	77,373
3,594	e	Downey Financial Corp	207,733
1,455	e	Enterprise Financial Services Corp	35,415
7,376	e*	Euronet Worldwide, Inc	219,584
10,038	e	FNB Corp	166,029
2,286	e	First Bancorp	46,589
13,634		First Bancorp	129,523
4,359	e	First Busey Corp	95,506
5,717	e	First Charter Corp	172,482
12,305	e	First Commonwealth Financial Corp	136,093
4,324	e	First Community Bancorp, Inc	236,566
1,552	e	First Community Bancshares, Inc	56,229
5,724		First Financial Bancorp	73,153
3,537	e	First Financial Bankshares, Inc	142,117
2,305	e	First Financial Corp	69,841
2,037	e	First Financial Holdings, Inc	63,717
2,012		First Indiana Corp	63,016
3,079		First Merchants Corp	66,383
8,263	e	First Midwest Bancorp, Inc	282,264
17,918		First Niagara Financial Group, Inc	253,540
3,145		First Place Financial Corp	55,666
1,195	*	First Regional Bancorp	29,313
1,625	e	First South Bancorp, Inc	42,510
2,972	e	First State Bancorporation	58,370
2,426	e*	FirstFed Financial Corp	120,208
13,384	e	FirstMerit Corp	264,468
7,093	e	Flagstar Bancorp, Inc	69,015
3,629		Flushing Financial Corp	60,967
4,401	*	Franklin Bank Corp	40,489
10,644	e*	Fremont General Corp	41,512
6,530	e	Frontier Financial Corp	152,345
8,498	e	Glacier Bancorp, Inc	191,375
1,518	e	Great Southern Bancorp, Inc	37,707
8,168		Greater Bay Bancorp	225,437
1,822		Greene County Bancshares, Inc	66,412
4,444	e	Hancock Holding Co	178,116
6,499	e	Hanmi Financial Corp	100,670
4,817	e	Harleysville National Corp	76,542
1,816	e	Heartland Financial USA, Inc	37,319
2,258		Heritage Commerce Corp	47,802
2,094	e	Home Bancshares, Inc	45,628
2,291	e	Horizon Financial Corp	46,461
1,890	e	IBERIABANK Corp	99,508
872		Imperial Capital Bancorp, Inc	24,634
2,177		Independent Bank Corp	64,657
4,170	e	Independent Bank Corp	46,078
3,535	e	Integra Bank Corp	64,090
8,715		International Bancshares Corp	189,116
8,140	*	Investors Bancorp, Inc	115,262
2,907		Irwin Financial Corp	32,035

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,460	e	K-Fed Bancorp	$19,228
4,696	e	KNBT Bancorp, Inc	77,672
3,061	e	Kearny Financial Corp	39,150
3,510	e	Lakeland Bancorp, Inc	47,666
2,165	e	Lakeland Financial Corp	50,033
6,149	e	MB Financial, Inc	212,448
2,788	e	Macatawa Bank Corp	37,722
2,858	e	MainSource Financial Group, Inc	50,387
3,457	e	Midwest Banc Holdings, Inc	51,060
636	e	NASB Financial, Inc	22,832
5,476	e	NBT Bancorp, Inc	119,048
3,668		Nara Bancorp, Inc	57,294
7,821	e	National Penn Bancshares, Inc	127,952
6,953	e*	Net 1 UEPS Technologies, Inc	188,913
18,868	e	NewAlliance Bancshares, Inc	276,982
3,034	e	Northwest Bancorp, Inc	86,348
11,043	e	Old National Bancorp	182,983
2,255	e	Old Second Bancorp, Inc	64,267
2,281	e	Omega Financial Corp	60,241
3,286		Oriental Financial Group, Inc	37,789
1,590	e*	Oritani Financial Corp	25,186
3,564	e	PFF Bancorp, Inc	54,672
7,588		Pacific Capital Bancorp	199,564
1,996	e	Park National Corp	174,051
7,296		Partners Trust Financial Group, Inc	88,792
1,971	e	Peoples Bancorp, Inc	51,601
2,330	e*	Pinnacle Financial Partners, Inc	67,151
1,597	e	Preferred Bank	62,826
3,020	e	PrivateBancorp, Inc	105,217
6,031		Prosperity Bancshares, Inc	199,988
5,363		Provident Bankshares Corp	168,023
10,965	e	Provident Financial Services, Inc	179,497
6,781	e	Provident New York Bancorp	88,899
1,554	e	QC Holdings, Inc	22,455
3,524	e	Renasant Corp	76,224
1,736	e	Republic Bancorp, Inc (Class A)	27,498
1,149	e	Rockville Financial, Inc	16,385
1,425		Roma Financial Corp	24,367
1,143	e	Royal Bancshares of Pennsylvania (Class A)	25,055
4,196	e	S&T Bancorp, Inc	134,650
2,147	e	S.Y. Bancorp, Inc	58,055
1,381		SCBT Financial Corp	47,700
5,694	e*	SVB Financial Group	269,668
2,719	e	Sandy Spring Bancorp, Inc	81,896
541		Santander BanCorp	6,946
2,324	e	Seacoast Banking Corp of Florida	43,459
2,474	e	Security Bank Corp	30,974
1,243	e	Sierra Bancorp	35,624
4,936	e*	Signature Bank	173,895
2,402	e	Simmons First National Corp (Class A)	63,269
12,327	e	South Financial Group, Inc	280,316
2,220		Southside Bancshares, Inc	49,040
2,135		Southwest Bancorp, Inc	40,181
2,921	e	Sterling Bancorp	40,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,504		Sterling Bancshares, Inc	$142,671
4,648	e*	Sterling Financial Corp	79,713
8,603	e	Sterling Financial Corp	231,507
1,766	e	Suffolk Bancorp	56,618
2,537	e*	Sun Bancorp, Inc	44,397
5,661	e*	Superior Bancorp	49,987
8,672	e	Susquehanna Bancshares, Inc	174,307
1,089		Taylor Capital Group, Inc	30,416
3,718	*	Texas Capital Bancshares, Inc	80,829
3,030	e	TierOne Corp	80,204
941	e	Tompkins Trustco, Inc	37,358
2,179		Trico Bancshares	48,526
11,975	e	Trustco Bank Corp NY	130,887
8,205	e	Trustmark Corp	230,068
2,047	e	USB Holding Co, Inc	47,552
16,614	e	UCBH Holdings, Inc	290,413
5,194		UMB Financial Corp	222,615
10,286	e	Umpqua Holdings Corp	205,823
2,441	e	Union Bankshares Corp	55,435
6,449		United Bankshares, Inc	196,308
7,028	e	United Community Banks, Inc	172,327
5,459	e	United Community Financial Corp	39,414
1,204	e	United Security Bancshares	22,635
2,288	e	Univest Corp of Pennsylvania	54,271
1,720		ViewPoint Financial Group	31,786
2,576	e*	Virginia Commerce Bancorp	36,940
19,911	e	W Holding Co, Inc	44,601
1,041		WSFS Financial Corp	64,958
2,082	e	Washington Trust Bancorp, Inc	56,152
1,389	e*	Wauwatosa Holdings, Inc	22,571
3,560	e	WesBanco, Inc	88,929
2,586		West Coast Bancorp	73,468
5,007	e	Westamerica Bancorporation	249,399
2,726	e*	Western Alliance Bancorp	64,252
1,676		Westfield Financial, Inc	16,274
2,516		Wilshire Bancorp, Inc	27,601
4,017	e	Wintrust Financial Corp	171,486
1,497		Yardville National Bancorp	50,344
		TOTAL DEPOSITORY INSTITUTIONS	17,661,394

EATING AND DRINKING PLACES - 1.77%
4,804	*	AFC Enterprises	72,300
12,378		Applebees International, Inc	307,965
2,781	e*	BJ's Restaurants, Inc	58,540
2,306	*	Benihana, Inc (Class A)	39,917
6,099		Bob Evans Farms, Inc	184,068
2,438	e*	Buffalo Wild Wings, Inc	91,961
4,098		CBRL Group, Inc	167,198
4,927	*	CEC Entertainment, Inc	132,388
9,501	e	CKE Restaurants, Inc	154,011
4,719	*	California Pizza Kitchen, Inc	82,913
1,990	e*	Carrols Restaurant Group, Inc	22,288
5,446	e*	Chipotle Mexican Grill, Inc (Class B)	582,722
15,693	e*	Denny's Corp	62,772

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,281		Domino's Pizza, Inc	$120,792
2,894		IHOP Corp	183,277
5,200	*	Jack in the Box, Inc	337,168
10,460	e*	Krispy Kreme Doughnuts, Inc	41,840
2,805	e	Landry's Restaurants, Inc	74,220
2,531	*	McCormick & Schmick's Seafood Restaurants, Inc	47,659
1,988	*	Morton's Restaurant Group, Inc	31,609
4,080		O'Charleys, Inc	61,853
4,105	*	PF Chang's China Bistro, Inc	121,508
3,465	*	Papa John's International, Inc	84,685
5,171	*	Rare Hospitality International, Inc	197,067
2,632	e*	Red Robin Gourmet Burgers, Inc	112,913
9,233		Ruby Tuesday, Inc	169,333
3,394	e*	Ruth's Chris Steak House, Inc	48,365
11,096	e*	Sonic Corp	259,646
8,367	e*	Texas Roadhouse, Inc (Class A)	97,894
4,556	e*	Steak N Shake Co	68,386
10,471		Triarc Cos (Class B)	130,992
		TOTAL EATING AND DRINKING PLACES	4,148,250

EDUCATIONAL SERVICES - 0.47%
14,632	e*	Corinthian Colleges, Inc	232,795
9,969		DeVry, Inc	368,953
1,457	*	Lincoln Educational Services Corp	18,999
2,414		Strayer Education, Inc	407,073
4,123	*	Universal Technical Institute, Inc	74,214
		TOTAL EDUCATIONAL SERVICES	1,102,034

ELECTRIC, GAS, AND SANITARY SERVICES - 3.28%
4,391	e	Allete, Inc	196,541
2,930		American Ecology Corp	62,087
2,979	e	American States Water Co	116,181
62,475	*	Aquila, Inc	250,525
8,772		Avista Corp	178,510
6,258	e	Black Hills Corp	256,703
2,720	e	CH Energy Group, Inc	130,016
3,148	e	California Water Service Group	121,167
3,827	*	Casella Waste Systems, Inc (Class A)	47,991
1,754		Central Vermont Public Service Corp	64,091
1,666	e*	Clean Energy Fuels Corp	25,223
2,837	*	Clean Harbors, Inc	126,303
9,988		Cleco Corp	252,397
2,401	e	Consolidated Water Co, Inc	72,078
6,126	e	Crosstex Energy, Inc	232,237
7,437	*	El Paso Electric Co	172,018
4,839		Empire District Electric Co	109,313
534	e*	EnerNOC, Inc	20,388
1,223	e	EnergySouth, Inc	61,664
7,062		ITC Holdings Corp	349,922
7,350	e	Idacorp, Inc	240,639
3,390		Laclede Group, Inc	109,429
3,410	e	MGE Energy, Inc	114,030
1,120		Markwest Hydrocarbon, Inc	65,106
4,377		Metal Management, Inc	237,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,697	e	New Jersey Resources Corp	$232,924
7,488	e	Nicor, Inc	321,235
5,947		NorthWestern Corp	161,580
4,573		Northwest Natural Gas Co	208,986
2,409	e	Ormat Technologies, Inc	111,633
5,028	e	Otter Tail Corp	179,248
12,749		PNM Resources, Inc	296,797
2,426	*	Pico Holdings, Inc	100,800
12,401		Piedmont Natural Gas Co, Inc	311,141
3,111	e*	Pike Electric Corp	58,362
5,067		Portland General Electric Co	140,863
1,891	e	Resource America, Inc (Class A)	29,859
5,047	e*	SEMCO Energy, Inc	39,821
2,534	e	SJW Corp	86,511
4,948		South Jersey Industries, Inc	172,190
7,133		Southwest Gas Corp	201,793
4,186	e	Southwest Water Co	52,869
68	b,m,v*	Touch America Holdings, Inc	-
4,251		UIL Holdings Corp	133,906
5,726		Unisource Energy Corp	171,150
8,188		WGL Holdings, Inc	277,491
11,416	*	Waste Connections, Inc	362,572
722		Waste Industries USA, Inc	20,664
2,776	e*	Waste Services, Inc	26,955
14,776		Westar Energy, Inc	362,899
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,674,041

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.30%
10,653	*	AMIS Holdings, Inc	103,441
5,735	*	ATMI, Inc	170,616
1,948	*	AZZ, Inc	68,102
3,883	e*	Acme Packet, Inc	59,876
4,575	*	Actel Corp	49,090
7,222		Acuity Brands, Inc	364,567
18,732	e*	Adaptec, Inc	71,556
9,802		Adtran, Inc	225,740
6,628	*	Advanced Analogic Technologies, Inc	70,522
5,774	*	Advanced Energy Industries, Inc	87,187
6,471	e*	American Superconductor Corp	132,526
16,845	*	Amkor Technology, Inc	194,054
9,803	e*	Anadigics, Inc	177,238
25,833	*	Andrew Corp	357,787
45,154	e*	Applied Micro Circuits Corp	142,687
18,135	*	Arris Group, Inc	223,967
9,191	*	Atheros Communications, Inc	275,454
32,085	e*	Avanex Corp	52,619
7,604	e	Baldor Electric Co	303,780
2,007	e	Bel Fuse, Inc (Class B)	69,563
12,078	*	Benchmark Electronics, Inc	288,302
1,760	*	BigBand Networks, Inc	11,264
8,389	*	C-COR, Inc	96,390
1,346	*	CPI International, Inc	25,587
5,728	e	CTS Corp	73,891
4,523	e*	Ceradyne, Inc	342,572

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,552	*	Checkpoint Systems, Inc	$172,907
16	m,v*	China Energy Savings Technology, Inc	1
3,776	*	Comtech Telecommunications Corp	201,978
85,367	e*	Conexant Systems, Inc	102,440
2,634		Cubic Corp	111,076
4,893	*	DSP Group, Inc	77,456
3,017	e*	DTS, Inc	91,626
5,002	e*	Diodes, Inc	160,564
5,321	*	Ditech Networks, Inc	28,042
2,649	*	EMS Technologies, Inc	64,980
4,651	*	Electro Scientific Industries, Inc	111,438
3,624	*	EnerSys	64,398
6,754	e*	Energy Conversion Devices, Inc	153,451
14,765	e*	Evergreen Solar, Inc	131,851
7,603	e*	Exar Corp	99,295
44,858	e*	Finisar Corp	125,602
3,269	e	Franklin Electric Co, Inc	134,389
10,689	e*	FuelCell Energy, Inc	95,560
41,873	*	Gemstar-TV Guide International, Inc	291,436
4,723	*	Genlyte Group, Inc	303,500
17,339	*	GrafTech International Ltd	309,328
3,868	e*	Greatbatch, Inc	102,850
13,196	e*	Harmonic, Inc	140,010
5,235	*	Helen of Troy Ltd	101,088
15,686	e*	Hexcel Corp	356,229
2,607	e*	Hittite Microwave Corp	115,099
4,144	e*	Hutchinson Technology, Inc	101,942
2,680	*	Infinera Corp	54,002
1,900	*	IPG Photonics Corp	37,354
4,946	*	IXYS Corp	51,587
5,844		Imation Corp	143,353
7,577	e*	InterDigital, Inc	157,450
6,072	*	InterVoice, Inc	57,016
13,963	*	Kemet Corp	102,628
3,142		LSI Industries, Inc	64,474
2,501	e	Lamson & Sessions Co	67,427
18,487	e*	Lattice Semiconductor Corp	83,007
3,538	*	Littelfuse, Inc	126,271
1,981	*	Loral Space & Communications, Inc	78,745
7,685	e*	MIPS Technologies, Inc	60,711
19,205	e*	MRV Communications, Inc	47,628
8,886	*	Mattson Technology, Inc	76,864
3,458	e*	Medis Technologies Ltd	44,954
3,353	*	Mercury Computer Systems, Inc	34,469
5,946		Methode Electronics, Inc	89,487
8,994		Micrel, Inc	97,135
12,686	e*	Microsemi Corp	353,686
9,109	*	Microtune, Inc	54,836
3,896	e*	Monolithic Power Systems, Inc	98,958
6,299	*	Moog, Inc (Class A)	276,778
1,701	*	Multi-Fineline Electronix, Inc	25,226
829		National Presto Industries, Inc	43,937
2,667	e*	Netlogic Microsystems, Inc	96,305
40,376	e*	ON Semiconductor Corp	507,123

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,620	e*	OpNext, Inc	$30,392
2,662	*	OSI Systems, Inc	59,922
9,280	e*	Omnivision Technologies, Inc	210,934
19,017	e*	On2 Technologies, Inc	22,060
13,953		Openwave Systems, Inc	61,114
3,930	*	Oplink Communications, Inc	53,684
1,748	e*	Optium Corp	18,144
5,103	*	PLX Technology, Inc	55,112
35,536	e*	PMC - Sierra, Inc	298,147
3,262		Park Electrochemical Corp	109,538
4,018	*	Pericom Semiconductor Corp	47,091
6,787	*	Photronics, Inc	77,440
8,075		Plantronics, Inc	230,541
7,707	*	Plexus Corp	211,172
15,252	*	Polycom, Inc	409,669
2,480	*	Polypore International, Inc	34,869
1,404	e*	Powell Industries, Inc	53,198
13,081	e*	Power-One, Inc	66,713
20,767	e*	Powerwave Technologies, Inc	127,925
32,651	e*	RF Micro Devices, Inc	219,741
2,586	e	Raven Industries, Inc	103,569
5,315		Regal-Beloit Corp	254,535
2,814	*	Rogers Corp	115,909
4,205	*	Seachange International, Inc	29,099
10,436	*	Semtech Corp	213,729
1,500	*	ShoreTel, Inc	21,480
15,094	*	Silicon Image, Inc	77,734
16,092	e*	Silicon Storage Technology, Inc	51,816
6,265	e*	Sirenza Microdevices, Inc	108,322
26,591	*	Skyworks Solutions, Inc	240,383
7,861	*	Smart Modular Technologies WWH, Inc	56,206
14,969	e*	Spansion, Inc (Class A)	126,488
7,269	e*	Spectrum Brands, Inc	42,160
3,818	*	Standard Microsystems Corp	146,688
2,020	*	Starent Networks Corp	42,642
2,904	*	Stoneridge, Inc	29,621
1,937	*	Supertex, Inc	77,248
29,380	*	Sycamore Networks, Inc	119,577
7,183	e*	Symmetricom, Inc	33,760
4,159	e*	Synaptics, Inc	198,634
9,566	e*	Syntax-Brillian Corp	38,934
6,743	*	TTM Technologies, Inc	78,017
6,782		Technitrol, Inc	182,775
2,935	*	Techwell, Inc	31,170
10,389	*	Tekelec	125,707
7,966	*	Tessera Technologies, Inc	298,725
9,638	e*	Trident Microsystems, Inc	153,148
22,262	*	Triquint Semiconductor, Inc	109,306
2,663	*	Ultra Clean Holdings	39,146
4,494	e*	Universal Display Corp	79,634
2,476	*	Universal Electronics, Inc	80,470
18,780	e*	Utstarcom, Inc	68,735
3,864	*	Viasat, Inc	119,127
3,309	e	Vicor Corp	40,105

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,023	e*	Volterra Semiconductor Corp	$37,122
4,146	*	Zoltek Cos, Inc	180,890
7,988	*	Zoran Corp	161,358
2,654	e*	iRobot Corp	52,762
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	17,082,462

ENGINEERING AND MANAGEMENT SERVICES - 2.52%
7,128	*	Aecom Technology Corp	248,981
3,060	*	Advisory Board Co	178,918
540	*	Affymax, Inc	14,612
13,117	*	Applera Corp (Celera Genomics Group)	184,425
11,476	e*	Ariad Pharmaceuticals, Inc	53,134
1,241	*	Michael Baker Corp	60,821
1,964	e	CDI Corp	54,756
1,866	e*	CRA International, Inc	89,923
9,401	e*	CV Therapeutics, Inc	84,421
1,705	e*	Cornell Cos, Inc	40,153
4,311	e	Diamond Management & Technology Consultants, Inc	39,661
16,093	e*	Exelixis, Inc	170,425
2,514	*	Exponent, Inc	63,076
3,799	*	Greenfield Online, Inc	57,935
8,204	*	Harris Interactive, Inc	35,359
3,162	*	Huron Consulting Group, Inc	229,624
13,807	e*	Incyte Corp	98,720
13,860	e*	Isis Pharmaceuticals, Inc	207,484
2,096	*	Kendle International, Inc	87,047
8,242	e*	Kosan Biosciences, Inc	41,292
4,429	e*	LECG Corp	65,992
1,490	e	Landauer, Inc	75,930
5,632	e*	Lifecell Corp	211,594
5,895	e*	Luminex Corp	88,897
3,637		MAXIMUS, Inc	158,500
1,431	e*	MTC Technologies, Inc	27,633
3,492	e*	Maxygen, Inc	23,781
7,159	e*	Myriad Genetics, Inc	373,342
7,883	e*	Navigant Consulting, Inc	99,799
6,208	e*	Neurogen Corp	27,564
5,741	*	Omnicell, Inc	163,848
3,100	*	PharmaNet Development Group, Inc	89,993
5,161	*	Regeneration Technologies, Inc	55,326
10,818	e*	Regeneron Pharmaceuticals, Inc	192,560
27,535	e*	Rentech, Inc	59,476
8,168		Resources Connection, Inc	189,089
5,552	e*	Rigel Pharmaceuticals, Inc	52,355
18,857	e*	SAIC, Inc	361,866
8,326	e*	Savient Pharmaceuticals, Inc	121,143
8,108	*	Seattle Genetics, Inc	91,134
5,228	e*	Senomyx, Inc	64,043
1,142	*	Stanley, Inc	31,462
5,185	e*	Symyx Technologies, Inc	45,058
1,670	e*	Tejon Ranch Co	69,138
10,312	e*	Telik, Inc	30,008
9,888	*	Tetra Tech, Inc	208,835
6,520	e*	Verenium Corp	34,426

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,846	*	Washington Group International, Inc	$425,527
7,105		Watson Wyatt & Co Holdings (Class A)	319,299
990	*	comScore, Inc	26,730
6,531	*	eResearch Technology, Inc	74,388
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,899,503

ENVIRONMENTAL QUALITY AND HOUSING - 0.01%
6,128	e*	Home Solutions of America, Inc	20,774
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	20,774

FABRICATED METAL PRODUCTS - 1.34%
1,506		Ameron International Corp	159,290
11,512		Aptargroup, Inc	435,959
2,717		CIRCOR International, Inc	123,379
2,325	*	Chart Industries, Inc	74,772
3,652	e*	Commercial Vehicle Group, Inc	46,855
254		Compx International, Inc	4,973
1,994		Dynamic Materials Corp	95,493
4,918	e*	Griffon Corp	74,262
1,821		Gulf Island Fabrication, Inc	69,908
2,932	e	Insteel Industries, Inc	45,006
2,496	*	Ladish Co, Inc	138,478
2,104	e	Lifetime Brands, Inc	42,690
5,964	*	Mobile Mini, Inc	144,090
18,959	e	Mueller Water Products, Inc (Class A)	234,902
3,349	*	NCI Building Systems, Inc	144,710
1,592	e*	Park-Ohio Holdings Corp	41,312
2,158	e*	PGT, Inc	17,113
4,197		Silgan Holdings, Inc	225,589
6,209	e	Simpson Manufacturing Co, Inc	197,757
4,818	e*	Smith & Wesson Holding Corp	91,976
3,762	e*	Sturm Ruger & Co, Inc	67,377
1,956	e	Sun Hydraulics Corp	62,201
10,572	e*	Taser International, Inc	165,875
1,883	*	Trimas Corp	24,987
3,086	e	Valmont Industries, Inc	261,847
5,097	e	Watts Water Technologies, Inc (Class A)	156,478
		TOTAL FABRICATED METAL PRODUCTS	3,147,279

FOOD AND KINDRED PRODUCTS - 0.97%
3,980	e*	Altus Pharmaceuticals, Inc	41,750
1,523	e*	American Dairy, Inc	29,714
1,524	*	Boston Beer Co, Inc (Class A)	74,158
1,078		Coca-Cola Bottling Co Consolidated	65,003
13,113	*	Darling International, Inc	129,688
1,402	e	Farmer Bros Co	34,882
12,762		Flowers Foods, Inc	278,212
1,761	e	Imperial Sugar Co	46,015
2,397		J&J Snack Foods Corp	83,464
4,911	e*	Jones Soda Co	59,227
3,727		Lancaster Colony Corp	142,260
5,283		Lance, Inc	121,615
2,105	e*	M&F Worldwide Corp	105,650
1,303	e	MGP Ingredients, Inc	13,382

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,353		National Beverage Corp	$11,473
2,330	e*	Peet's Coffee & Tea, Inc	65,030
5,869	*	Performance Food Group Co	176,833
4,490	*	Ralcorp Holdings, Inc	250,632
3,473	e	Reddy Ice Holdings, Inc	91,583
2,689	e	Sanderson Farms, Inc	112,051
5,931	e	Tootsie Roll Industries, Inc	157,349
4,843		Topps Co, Inc	46,929
5,249	*	TreeHouse Foods, Inc	141,985
		TOTAL FOOD AND KINDRED PRODUCTS	2,278,885

FOOD STORES - 0.34%
223	e	Arden Group, Inc (Class A)	31,115
3,123	e*	Great Atlantic & Pacific Tea Co, Inc	95,127
2,050		Ingles Markets, Inc (Class A)	58,753
3,818	e*	Pantry, Inc	97,855
4,582	*	Pathmark Stores, Inc	58,420
6,918		Ruddick Corp	232,030
668		Village Super Market (Class A)	34,736
2,036		Weis Markets, Inc	86,917
5,587	e*	Winn-Dixie Stores, Inc	104,589
		TOTAL FOOD STORES	799,542

FURNITURE AND FIXTURES - 0.70%
4,409	e	Ethan Allen Interiors, Inc	144,130
7,608	e	Furniture Brands International, Inc	77,145
10,558		Herman Miller, Inc	286,544
1,733	e	Hooker Furniture Corp	34,695
8,722		Interface, Inc (Class A)	157,432
4,433	e	Kimball International, Inc (Class B)	50,448
8,462	e	La-Z-Boy, Inc	62,450
7,038	e	Sealy Corp	98,814
7,788	e*	Select Comfort Corp	108,643
13,802	e	Tempur-Pedic International, Inc	493,421
4,808	e*	Williams Scotsman International, Inc	133,230
		TOTAL FURNITURE AND FIXTURES	1,646,952

FURNITURE AND HOME FURNISHINGS STORES - 0.26%
4,898	e*	Guitar Center, Inc	290,451
3,769	e	Haverty Furniture Cos, Inc	33,054
8,259		Knoll, Inc	146,515
13,969	e*	Pier 1 Imports, Inc	66,073
5,235	e	Tuesday Morning Corp	47,063
1,550	*	hhgregg, Inc	16,275
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	599,431

GENERAL BUILDING CONTRACTORS - 0.47%
276	e	Amrep Corp	7,397
987	e*	Avatar Holdings, Inc	49,281
5,970	e	Beazer Homes USA, Inc	49,253
1,612	e	Brookfield Homes Corp	29,903
6,195	e*	Hovnanian Enterprises, Inc (Class A)	68,703
2,015	e	M/I Homes, Inc	27,988
4,016		McGrath RentCorp	133,492

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,560	e*	Meritage Homes Corp	$64,387
1,880	e*	Palm Harbor Homes, Inc	23,462
4,451	*	Perini Corp	248,944
11,108	e	Standard-Pacific Corp	60,983
2,800	e*	Team, Inc	76,664
4,408	e*	WCI Communities, Inc	26,404
8,747	e	Walter Industries, Inc	235,294
		TOTAL GENERAL BUILDING CONTRACTORS	1,102,155

GENERAL MERCHANDISE STORES - 0.31%
8,010	*	99 Cents Only Stores	82,263
1,859	e	Bon-Ton Stores, Inc	42,236
6,466	e*	Cabela's, Inc	152,921
8,423		Casey's General Stores, Inc	233,317
2,149	e*	Conn's, Inc	51,340
6,690		Fred's, Inc	70,446
4,885	e*	Retail Ventures, Inc	50,853
4,938	e	Stein Mart, Inc	37,578
		TOTAL GENERAL MERCHANDISE STORES	720,954

HEALTH SERVICES - 1.60%
9,755	*	Assisted Living Concepts, Inc (A Shares)	89,161
4,738	*	Alliance Imaging, Inc	42,926
4,310	*	Amedisys, Inc	165,590
2,200	*	American Dental Partners, Inc	61,622
4,976	*	Amsurg Corp	114,796
7,061	*	Apria Healthcare Group, Inc	183,657
1,894	e*	Bio-Reference Labs, Inc	63,941
1,109	*	Corvel Corp	25,640
5,144	e*	Cross Country Healthcare, Inc	89,866
4,352	*	CryoLife, Inc	41,126
2,022	e*	Emeritus Corp	54,796
4,708	e*	Enzo Biochem, Inc	53,436
2,317	e*	Genomic Health, Inc	44,463
4,507	*	Gentiva Health Services, Inc	86,579
13,140	e*	Healthsouth Corp	230,081
5,827	e*	Healthways, Inc	314,483
5,640	e*	Hythiam, Inc	41,962
12,859	e*	Immunomedics, Inc	29,447
5,189	*	Kindred Healthcare, Inc	92,935
3,458	e	LCA-Vision, Inc	101,631
2,591	e*	LHC Group, Inc	55,629
6,503	*	Magellan Health Services, Inc	263,892
3,494	e*	Matria Healthcare, Inc	91,403
1,716	*	Medcath Corp	47,121
1,194	e	National Healthcare Corp	61,360
14,852	e*	Nektar Therapeutics	131,143
3,457	e*	Nighthawk Radiology Holdings, Inc	84,731
5,968	*	Odyssey HealthCare, Inc	57,352
9,031	*	Psychiatric Solutions, Inc	354,738
2,303	*	Radiation Therapy Services, Inc	47,948
2,746	*	RehabCare Group, Inc	48,302
865	e*	Sirtris Pharmaceuticals, Inc	14,774
3,898	e*	Skilled Healthcare Group, Inc (Class A)	61,393

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,995	e*	Stereotaxis, Inc	$55,091
6,883	*	Sun Healthcare Group, Inc	115,015
7,433	e*	Sunrise Senior Living, Inc	262,905
2,352	*	eHealth, Inc	65,150
		TOTAL HEALTH SERVICES	3,746,085

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.20%
1,151	e*	Comverge, Inc	37,822
5,993		Granite Construction, Inc	317,749
2,357	*	Great Lakes Dredge & Dock Corp	20,647
4,415	*	Matrix Service Co	92,494
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	468,712

HOLDING AND OTHER INVESTMENT OFFICES - 9.26%
5,407		Acadia Realty Trust	146,692
1,160	e	Agree Realty Corp	36,354
9,602	e	Alesco Financial, Inc	47,242
348	e*	Alexander's, Inc	134,154
4,898		Alexandria Real Estate Equities, Inc	471,481
3,849		American Campus Communities, Inc	112,737
21,670		American Financial Realty Trust	174,443
2,494	e*	Ampal American Israel (Class A)	14,016
10,219		Anthracite Capital, Inc	92,993
6,215		Anworth Mortgage Asset Corp	33,499
16,648		Apollo Investment Corp	346,278
2,169	e	Arbor Realty Trust, Inc	40,972
17,613		Ashford Hospitality Trust, Inc	177,011
2,246		Associated Estates Realty Corp	29,288
1,422	e	BRT Realty Trust	24,657
10,885		BioMed Realty Trust, Inc	262,328
6,095	e	CBRE Realty Finance, Inc	35,960
7,211		Capital Lease Funding, Inc	73,913
504		Capital Southwest Corp	61,871
2,241	e	Capital Trust, Inc (Class A)	79,555
7,349		Cedar Shopping Centers, Inc	100,093
1,385	e	Cherokee, Inc	53,129
6,486		Corporate Office Properties Trust	270,012
6,948		Cousins Properties, Inc	203,993
3,980	e	Crystal River Capital, Inc	66,904
28,015		DCT Industrial Trust, Inc	293,317
8,485	e	Deerfield Triarc Capital Corp	76,789
15,720		DiamondRock Hospitality Co	273,685
8,857		Digital Realty Trust, Inc	348,877
4,091	e	EastGroup Properties, Inc	185,159
3,994		Education Realty Trust, Inc	53,919
4,485		Entertainment Properties Trust	227,838
9,309		Equity Inns, Inc	210,197
3,398		Equity Lifestyle Properties, Inc	176,016
6,016	e	Equity One, Inc	163,635
10,703		Extra Space Storage, Inc	164,719
10,467		FelCor Lodging Trust, Inc	208,607
7,550	e	First Industrial Realty Trust, Inc	293,468
3,766	e	First Potomac Realty Trust	82,099
9,893	e	Franklin Street Properties Corp	170,654

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
26,806	e	Friedman Billings Ramsey Group, Inc (Class A)	$123,576
5,794	e	GMH Communities Trust	44,903
3,016	e	Getty Realty Corp	82,035
2,327	e	Gladstone Capital Corp	45,423
6,207	e	Glimcher Realty Trust	145,864
3,047	e	Gramercy Capital Corp	76,693
3,247	*	HFF, Inc (Class A)	38,542
7,718		Healthcare Realty Trust, Inc	205,762
6,162		Hersha Hospitality Trust	61,004
9,460		Highwoods Properties, Inc	346,898
7,926	e*	Hilltop Holdings, Inc	93,051
5,561		Home Properties, Inc	290,173
17,263	e	IMPAC Mortgage Holdings, Inc	26,585
9,664	e	Inland Real Estate Corp	149,695
8,014		Investors Real Estate Trust	86,551
4,456	e	JER Investors Trust, Inc	55,477
8,947	e*	Jamba, Inc	62,897
2,977		Kite Realty Group Trust	55,968
3,813		LTC Properties, Inc	90,254
6,666		LaSalle Hotel Properties	280,505
11,077		Lexington Corporate Properties Trust	221,651
6,291	e	Luminent Mortgage Capital, Inc	10,506
7,970	*	Meruelo Maddux Properties, Inc	47,103
13,355		MFA Mortgage Investments, Inc	107,508
3,835		MVC Capital, Inc	71,063
6,228		Maguire Properties, Inc	160,869
7,898	e	Medical Properties Trust, Inc	105,201
4,304		Mid-America Apartment Communities, Inc	214,554
3,634		Mission West Properties, Inc	44,153
4,021	e	National Health Investors, Inc	124,289
11,097		National Retail Properties, Inc	270,545
14,842		Nationwide Health Properties, Inc	447,189
6,909	e	Newcastle Investment Corp	121,737
7,802	e*	NexCen Brands, Inc	52,429
9,838		NorthStar Realty Finance Corp	97,691
1,621	e	Novastar Financial, Inc	14,378
11,179		Omega Healthcare Investors, Inc	173,610
2,664		PS Business Parks, Inc	151,448
2,529		Parkway Properties, Inc	111,630
3,625		PennantPark Investment Corp	48,575
5,438		Pennsylvania Real Estate Investment Trust	211,756
7,251	e	Post Properties, Inc	280,614
6,491	e	Potlatch Corp	292,290
3,488	e	Prospect Capital Corp	59,366
2,210		Quadra Realty Trust, Inc	21,061
10,798	e	RAIT Investment Trust	88,868
2,941		Ramco-Gershenson Properties	91,877
16,804		Realty Income Corp	469,672
3,575		Redwood Trust, Inc	118,761
4,324	e	Republic Property Trust	63,433
3,115	e	Resource Capital Corp	35,075
1,753		Saul Centers, Inc	90,279
13,908		Senior Housing Properties Trust	306,810
3,419		Sovran Self Storage, Inc	156,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,600	e*	Star Maritime Acquisition Corp	$36,426
12,365	e	Strategic Hotels & Resorts, Inc	254,595
2,676		Sun Communities, Inc	80,494
10,385		Sunstone Hotel Investors, Inc	266,271
5,317	e	Tanger Factory Outlet Centers, Inc	215,817
3,172	e*	Tarragon Corp	8,311
7,702		U-Store-It Trust	101,666
1,795		Universal Health Realty Income Trust	63,776
3,033	e	Urstadt Biddle Properties, Inc (Class A)	46,921
7,501	e	Washington Real Estate Investment Trust	248,883
7,221		Winthrop Realty Trust	48,597
87,812	d	iShares Russell 2000 Index Fund	7,028,472
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,663,357

HOTELS AND OTHER LODGING PLACES - 0.54%
4,299	e	Ameristar Casinos, Inc	120,802
3,732	e*	Bluegreen Corp	28,923
6,808	*	Gaylord Entertainment Co	362,322
5,090	e*	Great Wolf Resorts, Inc	62,912
2,849	e*	Isle of Capri Casinos, Inc	55,413
2,688	*	Lodgian, Inc	31,718
3,433		Marcus Corp	65,914
2,064	*	Monarch Casino & Resort, Inc	58,721
3,828	e*	Morgans Hotel Group Co	83,259
1,452	e*	Riviera Holdings Corp	40,729
5,079	e*	Trump Entertainment Resorts, Inc	32,760
5,225	e*	Vail Resorts, Inc	325,465
		TOTAL HOTELS AND OTHER LODGING PLACES	1,268,938

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.23%
1,930	*	Altra Holdings, Inc	32,173
3,088	e*	ASV, Inc	43,325
1,280	*	AuthenTec, Inc	12,800
2,110	e*	Aaon, Inc	41,630
4,553	e	Actuant Corp (Class A)	295,808
5,007		Albany International Corp (Class A)	187,712
4,066	e*	Allis-Chalmers Energy, Inc	77,010
1,233		Ampco-Pittsburgh Corp	48,556
3,136	*	Astec Industries, Inc	180,163
7,200	*	Asyst Technologies, Inc	38,088
16,706	*	Axcelis Technologies, Inc	85,368
2,760		Black Box Corp	118,018
6,188	*	Blount International, Inc	70,296
8,291	e	Briggs & Stratton Corp	208,767
11,586	*	Brooks Automation, Inc	164,985
6,217		Bucyrus International, Inc (Class A)	453,406
1,996	e	Cascade Corp	130,079
14,042	*	Cirrus Logic, Inc	89,869
2,960	*	Columbus McKinnon Corp	73,674
6,015	*	Cray, Inc	43,308
7,364		Curtiss-Wright Corp	349,790
5,310	*	Cymer, Inc	203,851
4,507	*	Dril-Quip, Inc	222,420
2,428	*	ENGlobal Corp	27,703

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,472	*	Electronics for Imaging, Inc	$254,418
14,195	*	Emulex Corp	272,118
3,607	*	EnPro Industries, Inc	146,444
19,217	*	Entegris, Inc	166,804
20,140	*	Extreme Networks, Inc	77,338
2,960	e*	Flotek Industries, Inc	130,684
6,511	e*	Flow International Corp	57,427
2,822	e*	Fuel Tech, Inc	62,338
48,751	*	Gateway, Inc	91,652
1,642	e*	Gehl Co	36,666
6,290	e*	Goodman Global, Inc	150,205
1,968	e	Gorman-Rupp Co	65,259
1,875		Hardinge, Inc	65,306
999	*	Hurco Cos, Inc	54,006
4,532	*	Immersion Corp	74,234
10,092	e*	Intermec, Inc	263,603
3,730	e*	Intevac, Inc	56,696
1,060	e*	Isilon Systems, Inc	8,162
2,148	*	Kadant, Inc	60,144
4,729	e	Kaydon Corp	245,861
9,560	*	Kulicke & Soffa Industries, Inc	81,069
1,942	e	Lindsay Manufacturing Co	85,021
2,527		Lufkin Industries, Inc	139,036
6,738	*	Micros Systems, Inc	438,442
2,330	e*	Middleby Corp	150,378
5,548		Modine Manufacturing Co	147,688
2,896	*	NATCO Group, Inc (Class A)	149,868
1,021		Nacco Industries, Inc (Class A)	105,653
1,680	*	Netezza Corp	21,017
5,628	*	Netgear, Inc	171,204
5,599		Nordson Corp	281,126
8,190	*	Oil States International, Inc	395,577
17,158		Palm, Inc	279,161
32,722	e*	Quantum Corp	111,255
3,385	*	RBC Bearings, Inc	129,815
4,588	e*	Rackable Systems, Inc	59,506
1,792	*	Rimage Corp	40,212
2,229		Robbins & Myers, Inc	127,699
6,000	e*	STEC, Inc	45,780
20,402	e*	Safeguard Scientifics, Inc	46,721
1,966	e	Sauer-Danfoss, Inc	52,453
4,186	e*	Scansource, Inc	117,668
4,089	e*	Semitool, Inc	39,663
4,040	e*	Sigma Designs, Inc	194,890
931	e*	Silicon Graphics, Inc	18,387
14,728	e*	SourceForge, Inc	36,084
1,910		Standex International Corp	39,499
1,318	e*	Super Micro Computer, Inc	12,864
1,073	*	T-3 Energy Services, Inc	45,753
2,228	e*	Tecumseh Products Co (Class A)	42,889
2,741		Tennant Co	133,487
3,647	*	TurboChef Technologies, Inc	48,140
649		Twin Disc, Inc	37,772
4,051	e*	Ultratech, Inc	56,147

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,708		Watsco, Inc	$172,162
4,981		Woodward Governor Co	310,814
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,903,064

INSTRUMENTS AND RELATED PRODUCTS - 6.22%
3,443	e*	Abaxis, Inc	77,295
4,323	e*	Abiomed, Inc	53,735
2,590	*	Accuray, Inc	45,221
11,408	*	Affymetrix, Inc	289,421
9,864	*	Align Technology, Inc	249,855
12,128	e*	American Medical Systems Holdings, Inc	205,570
1,523	e	American Science & Engineering, Inc	95,431
2,320		Analogic Corp	147,923
2,495	e*	Anaren, Inc	35,179
3,446	*	Angiodynamics, Inc	64,957
2,008	e*	Argon ST, Inc	39,758
4,084		Arrow International, Inc	185,781
4,567	e*	Arthrocare Corp	255,250
3,161	e*	Aspect Medical Systems, Inc	42,895
2,399	e	Badger Meter, Inc	76,888
3,107	*	Bio-Rad Laboratories, Inc (Class A)	281,183
10,506	*	Bruker BioSciences Corp	92,453
1,645	*	Cantel Medical Corp	25,678
9,243	*	Cepheid, Inc	210,740
5,218	*	Coherent, Inc	167,393
3,426	e	Cohu, Inc	64,237
4,814	*	Conmed Corp	134,744
17,575	e*	Credence Systems Corp	54,307
2,365	e*	Cutera, Inc	61,987
3,692	e*	Cyberonics, Inc	51,466
1,424	e*	Cynosure, Inc (Class A)	52,546
3,904	e*	DJ Orthopedics, Inc	191,686
2,160		Datascope Corp	73,030
3,185	e*	Dionex Corp	253,080
2,943	e	EDO Corp	164,837
4,133	e*	ESCO Technologies, Inc	137,381
1,750	*	Eagle Test Systems, Inc	22,435
4,313	*	Esterline Technologies Corp	246,057
1,783	*	Excel Technology, Inc	44,486
2,756	*	FARO Technologies, Inc	121,677
6,507	e*	FEI Co	204,515
11,025	e*	Flir Systems, Inc	610,675
7,940	*	Formfactor, Inc	352,298
7,251	*	Fossil, Inc	270,897
3,249	*	Foxhollow Technologies, Inc	85,774
4,472	*	Haemonetics Corp	221,006
8,964	*	Hologic, Inc	546,804
3,512	e*	I-Flow Corp	65,288
2,122	e*	ICU Medical, Inc	82,227
11,823	e*	ION Geophysical Corp	163,512
3,772	*	II-VI, Inc	130,247
8,910	e*	Illumina, Inc	462,251
1,120	*	Insulet Corp	24,360
3,029	e*	Integra LifeSciences Holdings Corp	147,149

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,586	e	Invacare Corp	$107,221
5,234	e*	Ionatron, Inc	17,953
4,985	e*	Itron, Inc	463,954
7,307	*	Ixia	63,717
1,798	e*	Kensey Nash Corp	46,946
7,575	*	Kyphon, Inc	530,250
9,845	*	L-1 Identity Solutions, Inc	185,578
9,001	e*	LTX Corp	32,134
8,176	*	MKS Instruments, Inc	155,508
2,848		MTS Systems Corp	118,477
2,270	*	Masimo Corp	58,248
2,476	*	Measurement Specialties, Inc	69,080
2,233	*	Medical Action Industries, Inc	52,833
5,663	e	Mentor Corp	260,781
4,678	*	Merit Medical Systems, Inc	60,720
2,582	*	Micrus Endovascular Corp	47,173
4,726	e	Mine Safety Appliances Co	222,642
2,801		Movado Group, Inc	89,408
6,012	*	Wright Medical Group, Inc	161,242
3,265	*	Natus Medical, Inc	52,044
5,758	e*	Newport Corp	87,694
2,788	e*	Northstar Neuroscience, Inc	31,114
5,796	*	NuVasive, Inc	208,250
3,604	e*	NxStage Medical, Inc	52,222
691	*	OYO Geospace Corp	64,063
4,287		Oakley, Inc	124,452
2,841	*	Orthofix International NV	139,124
2,927	e*	Palomar Medical Technologies, Inc	83,390
3,784		PolyMedica Corp	198,736
2,547	*	Rofin-Sinar Technologies, Inc	178,825
4,923	*	Rudolph Technologies, Inc	68,085
8,825	e*	Sirf Technology Holdings, Inc	188,414
2,691	e*	Sirona Dental Systems, Inc	95,988
5,016	*	Sonic Innovations, Inc	45,997
4,530	e*	Sonic Solutions, Inc	47,429
2,625	e*	SonoSite, Inc	80,115
5,408	e*	Spectranetics Corp	72,900
10,835		STERIS Corp	296,121
5,813	*	Symmetry Medical, Inc	97,077
5,811	*	Teledyne Technologies, Inc	310,249
8,845	e*	Thoratec Corp	183,003
1,396	e	United Industrial Corp	105,063
5,101	*	Varian, Inc	324,475
5,312	e*	Veeco Instruments, Inc	102,947
4,450	*	Ventana Medical Systems, Inc	382,299
3,011	e*	Vital Images, Inc	58,775
1,747		Vital Signs, Inc	91,089
10,362	e*	Vivus, Inc	51,396
3,993	*	Volcano Corp	65,645
5,028	e*	X-Rite, Inc	72,604
3,476	*	Zoll Medical Corp	90,098
2,393	*	Zygo Corp	31,181
3,157	e*	ev3, Inc	51,838
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	14,560,132

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
4,214	e*	Crawford & Co (Class B)	$26,801
6,110		Hilb Rogal & Hobbs Co	264,746
834	e	James River Group, Inc	27,022
6,257	e	National Financial Partners Corp	331,496
3,961	*	United America Indemnity Ltd (Class A)	85,201
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	735,266

INSURANCE CARRIERS - 3.53%
1,156	e*	ACA Capital Holdings, Inc	7,040
8,773	*	AMERIGROUP Corp	302,493
5,817		Alfa Corp	105,753
9,802	e	American Equity Investment Life Holding Co	104,391
1,631		American Physicians Capital, Inc	63,544
3,295	*	Amerisafe, Inc	54,499
4,590		Amtrust Financial Services, Inc	69,630
4,881	*	Argo Group International Holdings Ltd	212,372
14,655		Aspen Insurance Holdings Ltd	409,021
11,274		Assured Guaranty Ltd	306,315
1,592	e	Baldwin & Lyons, Inc (Class B)	43,478
2,387	*	CNA Surety Corp	42,083
1,131		Castlepoint Holdings Ltd	13,006
7,247	*	Centene Corp	155,883
4,937	e*	Citizens, Inc	37,768
8,857	e	Commerce Group, Inc	261,016
1,096	*	Darwin Professional Underwriters, Inc	23,674
7,219		Delphi Financial Group, Inc (Class A)	291,792
1,924		Donegal Group, Inc (Class A)	31,130
791	e	EMC Insurance Group, Inc	20,558
8,782		Employers Holdings, Inc	180,997
1,190	e*	Enstar Group Ltd	150,832
2,334		FBL Financial Group, Inc (Class A)	92,170
1,639	*	Fpic Insurance Group, Inc	70,559
2,176	e*	First Acceptance Corp	10,989
2,245	*	First Mercury Financial Corp	48,290
1,943	e	Flagstone Reinsurance Holdings Ltd	25,822
1,814	*	Greenlight Capital Re Ltd (Class A)	36,788
655	*	Hallmark Financial Services	9,203
2,588		Harleysville Group, Inc	82,764
5,174	*	HealthExtras, Inc	143,992
7,953	*	Healthspring, Inc	155,083
7,276		Horace Mann Educators Corp	143,410
10,142		IPC Holdings Ltd	292,597
918		Independence Holding Co	18,709
3,238		Infinity Property & Casualty Corp	130,232
845		Kansas City Life Insurance Co	37,248
2,792	e	LandAmerica Financial Group, Inc	108,832
10,027		Max Re Capital Ltd	281,157
5,485	*	Meadowbrook Insurance Group, Inc	49,420
1,598	e	Midland Co	87,826
2,220	e*	Molina Healthcare, Inc	80,519
17,070		Montpelier Re Holdings Ltd	302,139
1,035	e	NYMAGIC, Inc	28,783

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
761		National Interstate Corp	$23,431
372		National Western Life Insurance Co (Class A)	95,217
2,318	*	Navigators Group, Inc	125,751
4,603	e	Odyssey Re Holdings Corp	170,817
4,635	*	PMA Capital Corp (Class A)	44,032
7,468	e*	Primus Guaranty Ltd	78,563
18,974		Phoenix Cos, Inc	267,723
9,953		Platinum Underwriters Holdings Ltd	357,910
3,646		Presidential Life Corp	61,836
5,540	*	ProAssurance Corp	298,440
3,687	*	RAM Holdings Ltd	34,289
3,567		RLI Corp	202,320
2,521		Safety Insurance Group, Inc	90,605
13,012	*	Scottish Re Group Ltd	41,508
3,534	*	SeaBright Insurance Holdings, Inc	60,325
3,721	e	Security Capital Assurance Ltd	84,988
8,872		Selective Insurance Group, Inc	188,796
2,538		State Auto Financial Corp	74,236
2,737		Stewart Information Services Corp	93,797
3,332		Tower Group, Inc	87,232
1,687	e*	Triad Guaranty, Inc	32,002
3,667		United Fire & Casualty Co	143,343
6,527	e*	Universal American Financial Corp	148,881
2,620	*	Validus Holdings Ltd	63,509
6,159		Zenith National Insurance Corp	276,478
		TOTAL INSURANCE CARRIERS	8,269,836

JUSTICE, PUBLIC ORDER AND SAFETY - 0.11%
8,379	e*	Geo Group, Inc	248,102
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	248,102

LEATHER AND LEATHER PRODUCTS - 0.48%
10,880	e*	Collective Brands, Inc	240,013
3,670	e*	Genesco, Inc	169,297
8,432	*	Iconix Brand Group, Inc	200,597
3,346		Steven Madden Ltd	63,407
7,848	*	Timberland Co (Class A)	148,798
1,479	e	Weyco Group, Inc	46,455
9,086		Wolverine World Wide, Inc	248,956
		TOTAL LEATHER AND LEATHER PRODUCTS	1,117,523

LEGAL SERVICES - 0.19%
7,100	*	FTI Consulting, Inc	357,201
1,475	*	Pre-Paid Legal Services, Inc	81,803
		TOTAL LEGAL SERVICES	439,004

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,585	e*	Emergency Medical Services Corp (Class A)	47,946
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	47,946

LUMBER AND WOOD PRODUCTS - 0.17%
1,688	e	American Woodmark Corp	41,846
13,133	e*	Champion Enterprises, Inc	144,200
1,704	e	Deltic Timber Corp	96,992

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,023	e	Skyline Corp	$30,772
2,643	e	Universal Forest Products, Inc	79,026
		TOTAL LUMBER AND WOOD PRODUCTS	392,836

METAL MINING - 0.46%
9,535	e*	Apex Silver Mines Ltd	185,456
46,320	e*	Coeur d'Alene Mines Corp	175,553
20,220	*	Hecla Mining Co	180,969
8,439	e*	Rosetta Resources, Inc	154,771
4,256	e	Royal Gold, Inc	139,384
4,082	e*	ShengdaTech, Inc	24,614
7,224	*	Stillwater Mining Co	74,335
8,683	*	US Gold Corp	54,442
8,465	e*	Uranium Resources, Inc	79,486
		TOTAL METAL MINING	1,069,010

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
4,161		Blyth, Inc	85,092
11,622		Callaway Golf Co	186,068
5,429		Daktronics, Inc	147,777
4,409	e*	Jakks Pacific, Inc	117,764
2,305	e	Marine Products Corp	19,546
5,734	e	Nautilus, Inc	45,700
3,519	*	RC2 Corp	97,441
2,374	e*	Russ Berrie & Co, Inc	39,883
5,689	e*	Shuffle Master, Inc	85,051
1,273	e	Steinway Musical Instruments, Inc	37,706
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	862,028

MISCELLANEOUS RETAIL - 1.22%
4,652	e*	1-800-FLOWERS.COM, Inc (Class A)	53,917
3,479	*	AC Moore Arts & Crafts, Inc	54,829
3,876	e	Big 5 Sporting Goods Corp	72,481
2,255	e*	Blue Nile, Inc	212,241
2,769	e	Books-A-Million, Inc	36,634
9,742	e	Borders Group, Inc	129,861
2,761	e*	Build-A-Bear Workshop, Inc	49,035
6,224	e*	CKX, Inc	76,617
4,800		Cash America International, Inc	180,480
6,283	*	Ezcorp, Inc (Class A)	84,506
3,337	*	GSI Commerce, Inc	88,764
1,691	*	Gander Mountain Co	9,148
5,097	e*	Hibbett Sports, Inc	126,406
5,474		Longs Drug Stores Corp	271,894
2,810	e*	Overstock.com, Inc	80,928
1,313	e*	PC Connection, Inc	16,412
2,354	e	Pricesmart, Inc	55,554
2,494	*	Shutterfly, Inc	79,584
2,841	e*	Stamps.com, Inc	34,007
1,577	e	Systemax, Inc	32,234
6,000	e*	Valuevision International, Inc (Class A)	44,460
4,806		World Fuel Services Corp	196,133
7,922	e*	Zale Corp	183,315
2,764	e*	Zumiez, Inc	122,639

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,303	*	Priceline.com, Inc	$559,391
		TOTAL MISCELLANEOUS RETAIL	2,851,470

MOTION PICTURES - 0.63%
7,015	e*	Avid Technology, Inc	189,966
31,938	e*	Blockbuster, Inc (Class A)	171,507
2,483	e	Carmike Cinemas, Inc	45,613
4,513	e	Cinemark Holdings Inc	83,761
2,911	e*	Gaiam, Inc (Class A)	69,951
8,992	e*	Macrovision Corp	221,473
6,979		National CineMedia, Inc	156,330
24,070	*	Time Warner Telecom, Inc (Class A)	528,818
		TOTAL MOTION PICTURES	1,467,419

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.03%
4,872	e*	Premier Exhibitions, Inc	73,470
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	73,470

NONDEPOSITORY INSTITUTIONS - 1.12%
6,620	*	Aldabra 2 Acquisition Corp	60,838
6,870	*	Alternative Asset Management Acquisition Corp	60,593
4,667	e*	Accredited Home Lenders Holding Co	54,464
11,094	e	Advance America Cash Advance Centers, Inc	118,373
6,052		Advanta Corp (Class B)	165,946
11,884	e	Ares Capital Corp	193,353
1,901	e	Asta Funding, Inc	72,846
1,650		BlackRock Kelso Capital Corp	23,925
8,530	e	Centerline Holding Co	130,936
3,224	*	CompuCredit Corp	69,993
735	e*	Credit Acceptance Corp	16,978
4,520	e	Delta Financial Corp	22,193
2,295	e*	Encore Capital Group, Inc	27,081
4,313	e*	Energy Infrastructure Acquisition Corp	42,397
1,507	e	Federal Agricultural Mortgage Corp (Class C)	44,246
4,300		Financial Federal Corp	120,443
4,242	e*	First Cash Financial Services, Inc	99,348
8,552	e*	Freedom Acquisition Holding, Inc	96,210
5,368	e	Hercules Technology Growth Capital, Inc	71,233
8,359	e*	INVESTools, Inc	101,060
5,750	e*	Information Services Group, Inc	43,987
2,380		Kohlberg Capital Corp	35,843
6,789	e*	Marathon Acquisition Corp	53,565
10,386	e	MCG Capital Corp	149,455
2,660	*	Mercadolibre, Inc	97,436
1,840	*	NewStar Financial, Inc	20,682
3,151	e	NGP Capital Resources Co	51,141
4,420	e*	NTR Acquisition Co	41,902
3,050	e	Nelnet, Inc (Class A)	55,632
5,764	e*	Ocwen Financial Corp	54,355
8,969	*	PHH Corp	235,705
3,346	e	Patriot Capital Funding, Inc	44,736
3,776	e	Technology Investment Capital Corp	50,485
2,783	e*	World Acceptance Corp	92,062
		TOTAL NONDEPOSITORY INSTITUTIONS	2,619,442

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
4,083	e	AMCOL International Corp	$135,106
5,346	e	Compass Minerals International, Inc	181,978
8,556	e*	Idaho General Mines, Inc	56,812
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	373,896

OIL AND GAS EXTRACTION - 3.84%
436	e	APCO Argentina, Inc	45,963
3,474	*	ATP Oil & Gas Corp	163,382
2,586	e*	Arena Resources, Inc	169,383
3,702		Atlas America, Inc	191,134
4,555	*	Atwood Oceanics, Inc	348,731
6,791	e*	Basic Energy Services, Inc	142,747
6,612		Berry Petroleum Co (Class A)	261,769
5,135	e*	Bill Barrett Corp	202,370
3,109	*	Bois d'Arc Energy, Inc	59,600
7,332	e*	Brigham Exploration Co	43,479
4,357	e*	Bronco Drilling Co, Inc	64,484
3,810	e*	Cal Dive International, Inc	57,150
3,238	e*	Callon Petroleum Co	45,073
4,047	e*	Carrizo Oil & Gas, Inc	181,548
931	*	Clayton Williams Energy, Inc	30,723
7,106	*	Complete Production Services, Inc	145,531
7,460	*	Comstock Resources, Inc	230,066
3,820	*	Concho Resources, Inc	56,574
2,150	e*	Contango Oil & Gas Co	77,830
1,238	*	Dawson Geophysical Co	95,957
10,708	e*	Delta Petroleum Corp	192,209
10,250	e*	EXCO Resources, Inc	169,535
4,688	e*	Edge Petroleum Corp	60,194
8,835	*	Encore Acquisition Co	279,628
4,724	*	Energy Partners Ltd	69,348
10,034	e*	Exterran Holdings, Inc	806,132
5,084	e*	FX Energy, Inc	37,876
1,966	e*	GMX Resources, Inc	63,246
4,329	e*	GeoGlobal Resources, Inc	15,584
3,573	*	Geomet, Inc	18,187
975	*	Geokinetics, Inc	22,766
2,604	e*	Goodrich Petroleum Corp	82,547
31,354	e*	Grey Wolf, Inc	205,369
3,368	e*	Gulfport Energy Corp	79,687
6,360	e*	Harvest Natural Resources, Inc	75,938
13,809	*	Hercules Offshore, Inc	360,553
5,199	*	Horizon Offshore, Inc	85,783
1,860		Kayne Anderson Energy Development Co	47,393
14,493	*	Mariner Energy, Inc	300,150
4,575	e*	McMoRan Exploration Co	61,534
14,097	*	Meridian Resource Corp	34,961
14,296	e*	Newpark Resources, Inc	76,627
20,814	e*	Oilsands Quest, Inc	92,206
6,432	*	Parallel Petroleum Corp	109,280
18,567	e*	Parker Drilling Co	150,764
6,246		Penn Virginia Corp	274,699

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
28,204	*	PetroHawk Energy Corp	$463,110
2,409	*	Petroleum Development Corp	106,839
7,291	*	Petroquest Energy, Inc	78,232
8,568	*	Pioneer Drilling Co	104,358
5,280	e	RPC, Inc	75,029
1,590	*	Rex Energy Corp	12,799
4,662	*	Stone Energy Corp	186,527
8,278	e*	Sulphco, Inc	72,846
1,415	*	Superior Offshore International, Inc	15,919
2,690	e*	Superior Well Services, Inc	61,144
5,098	*	Swift Energy Co	208,610
5,606	*	TXCO Resources, Inc	50,230
2,543	e*	Toreador Resources Corp	30,084
2,051	e*	Trico Marine Services, Inc	61,120
1,968	*	Union Drilling, Inc	28,693
800	m,v*	PetroCorp	-
10,333	e*	Vaalco Energy, Inc	47,222
2,270	*	Venoco, Inc	38,930
5,053	*	W-H Energy Services, Inc	372,659
9,674	e*	Warren Resources, Inc	121,312
6,990	*	Whiting Petroleum Corp	310,705
4,839	*	Willbros Group, Inc	164,526
		TOTAL OIL AND GAS EXTRACTION	8,996,584

PAPER AND ALLIED PRODUCTS - 0.67%
9,146	e	Bowater, Inc	136,458
6,233	*	Buckeye Technologies, Inc	94,368
8,925	e*	Cenveo, Inc	193,048
3,578	e*	Chesapeake Corp	30,270
7,178	e	Glatfelter	106,522
10,216	e*	Graphic Packaging Corp	46,176
5,519		Greif, Inc (Class A)	334,893
5,701	e*	Mercer International, Inc	53,874
2,395		Neenah Paper, Inc	79,251
9,346	*	Playtex Products, Inc	170,845
5,732		Rock-Tenn Co (Class A)	165,655
2,747		Schweitzer-Mauduit International, Inc	64,005
7,393		Wausau Paper Corp	82,432
		TOTAL PAPER AND ALLIED PRODUCTS	1,557,797

PERSONAL SERVICES - 0.48%
978		CPI Corp	37,673
4,912		Coinmach Service Corp (Class A)	58,895
4,666	*	Coinstar, Inc	150,105
3,680		G & K Services, Inc (Class A)	147,936
5,117		Jackson Hewitt Tax Service, Inc	143,071
7,405		Regis Corp	236,294
15,741	e*	Sally Beauty Holdings, Inc	133,011
2,928	*	Steiner Leisure Ltd	127,075
2,273		Unifirst Corp	85,147
		TOTAL PERSONAL SERVICES	1,119,207

PETROLEUM AND COAL PRODUCTS - 0.14%
2,141	e	Alon USA Energy, Inc	72,323

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,015	e	Delek US Holdings, Inc	$50,536
6,277	e*	Headwaters, Inc	93,402
4,457	e*	Nova Biosource Fuels, Inc	12,524
3,078		WD-40 Co	105,083
		TOTAL PETROLEUM AND COAL PRODUCTS	333,868

PRIMARY METAL INDUSTRIES - 1.54%
7,491	e	Belden CDT, Inc	351,403
3,443	e*	Brush Engineered Materials, Inc	178,657
4,882	*	Century Aluminum Co	257,037
1,610	*	Claymont Steel, Inc	32,602
1,198	e*	Coleman Cable, Inc	16,580
3,704	e	Encore Wire Corp	93,082
1,786	e*	LB Foster Co (Class A)	77,620
3,877	e	Gibraltar Industries, Inc	71,724
1,938	e*	Haynes International, Inc	165,447
920	*	Horsehead Holding Corp	20,626
5,313		Matthews International Corp (Class A)	232,709
6,159		Mueller Industries, Inc	222,586
1,559	e*	Northwest Pipe Co	58,961
1,444	e	Olympic Steel, Inc	39,219
6,167		Quanex Corp	289,726
3,833	*	RTI International Metals, Inc	303,804
3,713	e	Schnitzer Steel Industries, Inc (Class A)	272,126
3,208	e*	Superior Essex, Inc	119,594
4,539	e	Texas Industries, Inc	356,311
5,058		Tredegar Corp	87,250
1,257	*	Universal Stainless & Alloy	50,016
2,412	*	Wheeling-Pittsburgh Corp	46,552
11,534	e	Worthington Industries, Inc	271,741
		TOTAL PRIMARY METAL INDUSTRIES	3,615,373

PRINTING AND PUBLISHING - 0.99%
9,130	e*	ACCO Brands Corp	204,877
9,289		American Greetings Corp (Class A)	245,230
14,098		Belo (A.H.) Corp (Class A)	244,741
4,618	e	Bowne & Co, Inc	76,936
1,419		CSS Industries, Inc	51,041
1,674	*	Consolidated Graphics, Inc	105,110
1,705	e	Courier Corp	60,033
1,850	*	Dolan Media Co	44,955
4,138		Ennis, Inc	91,202
3,560	e	GateHouse Media, Inc	45,390
7,629		Journal Communications, Inc (Class A)	72,323
7,775	e	Lee Enterprises, Inc	121,057
3,972	e*	Martha Stewart Living Omnimedia, Inc (Class A)	46,274
3,607		Media General, Inc (Class A)	99,229
1,611		Multi-Color Corp	36,763
3,745	*	Playboy Enterprises, Inc (Class B)	40,221
6,934	e	Primedia, Inc	97,353
2,574		Schawk, Inc	58,095
5,104	*	Scholastic Corp	177,925
2,812	e	Standard Register Co	35,741
12,713	e*	Sun-Times Media Group, Inc (Class A)	28,859

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,060	e*	Valassis Communications, Inc	$71,895
7,190	*	VistaPrint Ltd	268,690
		TOTAL PRINTING AND PUBLISHING	2,323,940

RAILROAD TRANSPORTATION - 0.08%
6,252	e*	Genesee & Wyoming, Inc (Class A)	180,308
		TOTAL RAILROAD TRANSPORTATION	180,308

REAL ESTATE - 0.16%
954	e	Consolidated-Tomoka Land Co	64,118
2,256	*	Grubb & Ellis Co	20,981
4,390	e*	LoopNet, Inc	90,171
1,006	e*	Stratus Properties, Inc	35,542
15,966	e	Stewart Enterprises, Inc (Class A)	121,661
4,060		Thomas Properties Group, Inc	48,720
		TOTAL REAL ESTATE	381,193

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.66%
968	*	AEP Industries, Inc	40,985
10,266		Cooper Tire & Rubber Co	250,490
2,165	*	Deckers Outdoor Corp	237,717
2,492	e*	Metabolix, Inc	60,456
4,313		Schulman (A.), Inc	85,095
3,196	*	Skechers U.S.A., Inc (Class A)	70,632
5,080		Spartech Corp	86,665
4,184		Titan International, Inc	133,553
1,590	e*	Trex Co, Inc	17,681
10,216		Tupperware Corp	321,702
5,561		West Pharmaceutical Services, Inc	231,671
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,536,647

SECURITY AND COMMODITY BROKERS - 1.42%
3,772		Calamos Asset Management, Inc (Class A)	106,484
3,067	e	Cohen & Steers, Inc	113,571
2,256	*	Cowen Group, Inc	31,178
1,242	e*	Epoch Holding Corp	17,487
1,732		Evercore Partners, Inc (Class A)	45,534
5,150	*	FBR Capital Markets Corp	66,332
1,587	e*	FCStone Group, Inc	51,212
988	e	GAMCO Investors, Inc (Class A)	54,142
2,728	e*	GFI Group, Inc	234,935
3,253	e	Greenhill & Co, Inc	198,596
6,879	e*	Interactive Brokers Group, Inc (Class A)	180,643
6,443	e	International Securities Exchange, Inc	428,266
4,922	e*	KBW, Inc	141,655
17,378	*	Knight Capital Group, Inc (Class A)	207,841
7,828	e*	LaBranche & Co, Inc	36,635
13,983	e*	Ladenburg Thalmann Financial Services, Inc	27,407
5,036	e*	MarketAxess Holdings, Inc	75,540
1,954	*	Morningstar, Inc	119,976
2,686	e*	Penson Worldwide, Inc	49,637
3,086	*	Piper Jaffray Cos	165,410
3,717	e	SWS Group, Inc	65,754
2,900	e	Sanders Morris Harris Group, Inc	29,435

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,541	*	Stifel Financial Corp	$146,971
3,799	e*	Thomas Weisel Partners Group, Inc	55,123
2,197	e	US Global Investors, Inc (Class A)	41,787
373		Value Line, Inc	18,378
4,141	e	WP Stewart & Co Ltd	41,079
13,954		Waddell & Reed Financial, Inc (Class A)	377,177
7,267	e	optionsXpress Holdings, Inc	189,959
		TOTAL SECURITY AND COMMODITY BROKERS	3,318,144

SOCIAL SERVICES - 0.16%
4,350	e*	Bright Horizons Family Solutions, Inc	186,354
4,525	*	Capital Senior Living Corp	38,100
2,022	*	Providence Service Corp	59,366
3,847	*	Res-Care, Inc	87,865
		TOTAL SOCIAL SERVICES	371,685

SPECIAL TRADE CONTRACTORS - 0.52%
736	e	Alico, Inc	31,898
5,792	e*	AsiaInfo Holdings, Inc	52,476
4,032		Chemed Corp	250,629
6,568		Comfort Systems USA, Inc	93,266
6,649	*	Dycom Industries, Inc	203,659
10,606	*	EMCOR Group, Inc	332,604
4,349	e*	Insituform Technologies, Inc (Class A)	66,235
2,310	e*	Integrated Electrical Services, Inc	59,159
2,205	*	Layne Christensen Co	122,333
		TOTAL SPECIAL TRADE CONTRACTORS	1,212,259

STONE, CLAY, AND GLASS PRODUCTS - 0.23%
4,932		Apogee Enterprises, Inc	127,936
3,366	e	CARBO Ceramics, Inc	170,757
3,969	e*	Cabot Microelectronics Corp	169,675
2,662		Libbey, Inc	46,638
4,854	e*	US Concrete, Inc	31,988
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	546,994

TEXTILE MILL PRODUCTS - 0.05%
840	*	Heelys, Inc	6,695
2,424		Oxford Industries, Inc	87,555
3,274		Xerium Technologies, Inc	17,680
		TOTAL TEXTILE MILL PRODUCTS	111,930

TOBACCO PRODUCTS - 0.15%
4,560		Universal Corp	223,212
5,369	e	Vector Group Ltd	120,319
		TOTAL TOBACCO PRODUCTS	343,531

TRANSPORTATION BY AIR - 0.69%
9,058	*	ABX Air, Inc	64,131
1,721	*	Air Methods Corp	79,510
15,213	e*	Airtran Holdings, Inc	149,696
6,919	*	Alaska Air Group, Inc	159,760
990	*	Allegiant Travel Co	30,017
2,105	e*	Atlas Air Worldwide Holdings, Inc	108,681

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,359	e*	Bristow Group, Inc	$146,822
9,154	e*	ExpressJet Holdings, Inc	28,286
29,703	e*	JetBlue Airways Corp	273,862
4,107	e*	Midwest Air Group, Inc	67,560
2,293	e*	PHI, Inc	69,111
2,785	e*	Pinnacle Airlines Corp	44,616
5,602	*	Republic Airways Holdings, Inc	118,594
10,734		Skywest, Inc	270,175
		TOTAL TRANSPORTATION BY AIR	1,610,821

TRANSPORTATION EQUIPMENT - 2.08%
6,025	*	AAR Corp	182,798
4,183	*	Accuride Corp	50,656
1,001	*	Aerovironment, Inc	23,033
3,537	*	Aftermarket Technology Corp	112,264
7,438		American Axle & Manufacturing Holdings, Inc	187,809
1,420		American Railcar Industries, Inc	31,268
3,754	*	Amerigon, Inc	64,982
2,264	e	Arctic Cat, Inc	37,039
11,495	e	ArvinMeritor, Inc	193,346
8,528		Clarcor, Inc	291,743
3,406	e*	Comtech Group, Inc	62,023
11,649	e*	Force Protection, Inc	252,317
7,636		Federal Signal Corp	117,289
10,488	e*	Fleetwood Enterprises, Inc	89,672
1,980		Freightcar America, Inc	75,636
9,329	e*	GenCorp, Inc	111,575
1,546	e*	GenTek, Inc	46,504
2,609	e	Greenbrier Cos, Inc	69,686
4,036	e	Group 1 Automotive, Inc	135,489
15,525	*	Hayes Lemmerz International, Inc	64,584
4,128	e	Heico Corp	203,758
3,942		Kaman Corp	136,236
1,808	*	Miller Industries, Inc	30,953
5,060	e	Monaco Coach Corp	70,992
2,186	e	Noble International Ltd	46,540
10,002	*	Orbital Sciences Corp	222,444
5,946	e	Polaris Industries, Inc	259,365
1,191	*	Sequa Corp (Class A)	197,444
3,419		A.O. Smith Corp	150,026
5,164	e	Spartan Motors, Inc	86,910
3,285		Standard Motor Products, Inc	30,879
3,706	e	Superior Industries International, Inc	80,383
7,729	*	Tenneco, Inc	239,676
1,599	*	TransDigm Group, Inc	73,090
2,785		Triumph Group, Inc	227,562
22,119	e*	Visteon Corp	113,913
5,228	e	Wabash National Corp	59,024
8,093		Westinghouse Air Brake Technologies Corp	303,164
5,354	e	Winnebago Industries, Inc	127,854
		TOTAL TRANSPORTATION EQUIPMENT	4,859,926

TRANSPORTATION SERVICES - 0.47%
2,512	e	Ambassadors Group, Inc	95,707

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,685	e	Ambassadors International, Inc	$41,333
1,934	*	Dynamex, Inc	49,549
6,556	*	HUB Group, Inc (Class A)	196,877
12,719	*	Lear Corp	408,280
5,630	*	Orbitz Worldwide, Inc	63,563
5,729	e	Pacer International, Inc	109,137
5,179		Ship Finance International Ltd	136,052
		TOTAL TRANSPORTATION SERVICES	1,100,498

TRUCKING AND WAREHOUSING - 0.35%
3,590	e	Arkansas Best Corp	117,249
3,662	*	Celadon Group, Inc	43,102
5,013		Forward Air Corp	149,287
9,932		Heartland Express, Inc	141,829
2,364	e*	Marten Transport Ltd	36,429
4,707	*	Old Dominion Freight Line	112,827
246	e*	Patriot Transportation Holding, Inc	24,192
2,220	*	Saia, Inc	36,697
1,367	e*	Universal Truckload Services, Inc	30,019
7,411	e	Werner Enterprises, Inc	127,099
		TOTAL TRUCKING AND WAREHOUSING	818,730

WATER TRANSPORTATION - 0.80%
9,028	*	American Commercial Lines, Inc	214,234
2,294	e	Arlington Tankers Ltd	56,501
3,718	e	Double Hull Tankers, Inc	55,361
7,746		Eagle Bulk Shipping, Inc	199,382
2,967	e	Genco Shipping & Trading Ltd	194,428
4,769	e	General Maritime Corp	133,103
6,002		Golar LNG Ltd	133,965
3,704	e*	Gulfmark Offshore, Inc	180,237
5,587		Horizon Lines, Inc (Class A)	170,571
3,866	*	Hornbeck Offshore Services, Inc	141,882
2,829	e	Knightsbridge Tankers Ltd	76,100
4,982	e	Nordic American Tanker Shipping	195,494
7,539	e*	Odyssey Marine Exploration, Inc	46,666
807	e*	TBS International Ltd (Class A)	33,289
2,172	e*	Ultrapetrol Bahamas Ltd	36,077
		TOTAL WATER TRANSPORTATION	1,867,290

WHOLESALE TRADE-DURABLE GOODS - 1.41%
4,983		Agilysys, Inc	84,213
6,899		Applied Industrial Technologies, Inc	212,696
7,675	e	Barnes Group, Inc	244,986
7,262	e*	Beacon Roofing Supply, Inc	74,218
2,674	e	BlueLinx Holdings, Inc	18,825
4,906	e	Building Material Holding Corp	51,905
2,343		Castle (A.M.) & Co	76,382
4,808	e*	Conceptus, Inc	91,256
4,204	*	Digi International, Inc	59,865
2,886	*	Drew Industries, Inc	117,402
5,408	*	Genesis Microchip, Inc	42,399
1,057	e*	Glu Mobile, Inc	9,587
1,777	e*	Hansen Medical, Inc	48,174

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,912	e	Houston Wire & Cable Co	$52,736
17,932		IKON Office Solutions, Inc	230,426
7,812	*	Insight Enterprises, Inc	201,628
4,665	*	Interline Brands, Inc	107,248
2,603	*	Keystone Automotive Industries, Inc	124,319
9,515	e	Knight Transportation, Inc	163,753
7,590	e*	LKQ Corp	264,208
584		Lawson Products, Inc	20,329
1,486	*	MWI Veterinary Supply, Inc	56,096
6,733		Owens & Minor, Inc	256,460
11,374	e*	PSS World Medical, Inc	217,585
6,554	e	PEP Boys-Manny Moe & Jack	91,953
4,406		Ryerson Tull, Inc	148,658
4,298	*	Solera Holdings, Inc	77,321
2,077	e*	TomoTherapy, Inc	48,249
6,273	*	Tyler Technologies, Inc	83,745
2,868	e*	West Marine, Inc	33,125
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,309,747

WHOLESALE TRADE-NONDURABLE GOODS - 1.62%
9,007	e*	Akorn, Inc	67,462
16,249	*	Alliance One International, Inc	106,268
9,287	e*	Allscripts Healthcare Solutions, Inc	251,028
2,656	e	Andersons, Inc	127,541
4,874	e*	Beijing Med-Pharm Corp	56,782
5,876	*	Central European Distribution Corp	281,519
1,609	e*	Core-Mark Holding Co, Inc	56,685
4,838	e*	Fresh Del Monte Produce, Inc	139,092
2,808	e*	Green Mountain Coffee Roasters, Inc	93,198
6,415	e*	Hain Celestial Group, Inc	206,114
4,190	e	K-Swiss, Inc (Class A)	95,993
1,726		Kenneth Cole Productions, Inc (Class A)	33,433
2,584	e*	LSB Industries, Inc	61,112
718	e*	Maui Land & Pineapple Co, Inc	21,856
9,011		Men's Wearhouse, Inc	455,236
4,201		Myers Industries, Inc	83,264
2,302	e	Nash Finch Co	91,689
8,655		Nu Skin Enterprises, Inc (Class A)	139,865
2,312	*	Nuco2, Inc	59,511
1,735	e*	Perry Ellis International, Inc	48,077
910	e*	Synutra International, Inc	27,163
3,623	e*	School Specialty, Inc	125,464
7,269	e*	Source Interlink Cos, Inc	25,587
3,784		Spartan Stores, Inc	85,254
15,446	e*	Terra Industries, Inc	482,842
6,912	e*	United Natural Foods, Inc	188,145
4,626	*	United Stationers, Inc	256,836
1,393	e	Valhi, Inc	33,084
2,331	e*	Volcom, Inc	99,114
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,799,214

		TOTAL COMMON STOCKS	234,776,058
		(Cost $215,385,974)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 30.83%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.78%
6,500,000	d	Federal Home Loan Bank (FHLB) 10/01/07	$6,497,833
			6,497,833

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.05%
65,652,364		State Street Navigator Securities Lending Prime Portfolio	65,652,364
			65,652,364

		TOTAL SHORT-TERM INVESTMENTS	72,150,197
		(Cost $72,152,364)

		TOTAL PORTFOLIO - 131.16%	306,926,255
		(Cost $287,538,338)

		OTHER ASSETS & LIABILITIES, NET - (31.16)%	(72,922,325)

		NET ASSETS - 100.00%	$234,003,930

	*	Non-income producing
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $6,569,869.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%

AGRICULTURAL SERVICES - 0.04%
10,225		Yara International ASA	$323,369
		TOTAL AGRICULTURAL SERVICES	323,369

AMUSEMENT AND RECREATION SERVICES - 0.74%
18,727	e	Aristocrat Leisure Ltd	230,982
1,334	e*	bwin Interactive Entertainment	31,767
33,771		Ladbrokes plc	298,319
3,611	e	Lottomatica S.p.A.	130,529
5,500		Nintendo Co Ltd	2,863,361
11,847		OPAP S.A.	459,494
2,700		Oriental Land Co Ltd	156,549
2,436		Paddy Power plc	85,451
58,225		PartyGaming plc	32,760
24,955		Publishing & Broadcasting Ltd	436,234
20,597		Rank Group plc	68,164
19		Round One Corp	42,015
10,500		Sega Sammy Holdings, Inc	139,860
23,985		Sky City Entertainment Group Ltd	94,878
28,362	e	TABCORP Holdings Ltd	381,281
55,380		Tattersall's Ltd	195,092
18,868		William Hill plc	248,416
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,895,152

APPAREL AND ACCESSORY STORES - 0.41%
2,900		Aoyama Trading Co Ltd	73,721
110,000		Belle International Holdings Ltd	144,613
23,469		Burberry Group plc	315,475
2,900		Fast Retailing Co Ltd	167,388
89,000		Giordano International Ltd	43,734
26,466		Hennes & Mauritz AB (B Shares)	1,677,715
12,151		Inditex S.A.	818,857
		TOTAL APPAREL AND ACCESSORY STORES	3,241,503

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
9,000		Asics Corp	139,311
9,000		Gunze Ltd	44,348
29,000		Mitsubishi Rayon Co Ltd	205,511
8,000		Nisshinbo Industries, Inc	111,226
7,000		Onward Kashiyama Co Ltd	70,814
1,200		Shimamura Co Ltd	112,306
32,000		Toyobo Co Ltd	74,940
5,000		Wacoal Holdings Corp	61,420
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	819,876

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.09%
10,100		Aisin Seiki Co Ltd	$403,596
6,100		NOK Corp	130,640
4,800	e	Park24 Co Ltd	43,167
9,100		Sumitomo Rubber Industries, Inc	114,399
		TOTAL AUTO REPAIR, SERVICES AND PARKING	691,802

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.02%
23,394		Inchcape plc	201,507
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	201,507

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
11,724		Grafton Group plc	131,301
124,936		Kingfisher plc	457,046
6,128		Travis Perkins plc	193,584
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	781,931

BUSINESS SERVICES - 2.00%
13	*	Access Co Ltd	43,007
1,509		Acciona S.A.	410,339
7,058		Adecco S.A.	417,387
45,199		Aegis Group plc	115,596
13,421		Aggreko plc	158,715
1,300		Asatsu-DK, Inc	41,875
3,672	*	Atos Origin S.A.	213,631
14,207		Autostrade S.p.A.	479,921
5,191	*	Business Objects S.A.	231,685
10,950		Cintra Concesiones de Infraestructuras de Transporte S.A.	166,758
26,206		Computershare Ltd	216,029
3,300		CSK Holdings Corp	128,995
3,102		Dassault Systemes S.A.	203,559
101		Dentsu, Inc	286,650
66		eAccess Ltd	36,659
5,100	*	Elpida Memory, Inc	187,368
57,038		Experian Group Ltd	603,336
1,500		FUJI SOFT, Inc	30,688
100,000		Fujitsu Ltd	706,917
10,385		GN Store Nord	105,282
54		Goodwill Group, Inc	10,126
60,996		Group 4 Securicor plc	252,091
1,160		Hakuhodo DY Holdings, Inc	81,396
77,121		Hays plc	209,860
6,093		Indra Sistemas S.A.	164,817
9,500		JSR Corp	232,817
56	*	KK DaVinci Advisors	42,074
4,800	e	Konami Corp	130,797
82,081		LogicaCMG plc	254,005
1,400		Meitec Corp	41,074
17,588		Michael Page International plc	148,438
26,597		Misys plc	120,262
2,050		Mitsubishi UFJ Lease & Finance Co Ltd	67,997
114,000		NEC Corp	553,798
5,500		Nomura Research Institute Ltd	187,220
65		NTT Data Corp	289,731
300		Obic Co Ltd	58,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,900		Oracle Corp Japan	$86,841
1,000		Otsuka Corp	98,115
3,755		Promotora de Informaciones S.A.	74,159
5,393		Public Power Corp	213,785
7,412		Publicis Groupe S.A.	304,813
333		Rakuten, Inc	130,603
2,683		Randstad Holdings NV	145,036
69,551		Sage Group plc	354,685
48,884		SAP AG.	2,861,424
11,200		Secom Co Ltd	539,207
16,514		Securitas AB (B Shares)	217,826
249		SGS S.A.	284,449
70,000		Singapore Post Ltd	57,489
1,185		Societe Des Autoroutes Paris-Rhin-Rhone	124,534
41,400	e	Softbank Corp	764,097
46,000		Tencent Holdings Ltd	297,047
3,771		Tietoenator Oyj	84,638
2,000		TIS, Inc	39,002
6,500		Trend Micro, Inc	281,243
1,280		USS Co Ltd	84,134
64,820		WPP Group plc	877,953
804		Yahoo! Japan Corp	304,479
		TOTAL BUSINESS SERVICES	15,854,649

CHEMICALS AND ALLIED PRODUCTS - 8.47%
13,488		Air Liquide	1,805,221
15,160		Akzo Nobel NV	1,249,480
1,500		Alfresa Holdings Corp	95,721
63,000		Asahi Kasei Corp	508,980
30,500		Astellas Pharma, Inc	1,463,065
75,768		AstraZeneca plc	3,796,461
6,000	e	AstraZeneca plc (ADR)	300,420
27,887		BASF AG.	3,857,233
4,915		Beiersdorf AG.	368,087
14,800		Chugai Pharmaceutical Co Ltd	244,423
3,878		Ciba Specialty Chemicals AG.	197,689
12,319		Clariant AG.	151,415
10,204		CSL Ltd	971,551
15,000		Daicel Chemical Industries Ltd	118,705
38,900		Daiichi Sankyo Co Ltd	1,168,372
34,000		Dainippon Ink and Chemicals, Inc	150,664
7,909		DSM NV	426,864
13,600		Eisai Co Ltd	642,911
22,972	*	Elan Corp plc	482,835
1,900	*	Elan Corp plc (ADR)	39,976
317,116		GlaxoSmithKline plc	8,415,162
2,726		H Lundbeck A/S	74,044
6,449		Haw Par Corp Ltd	35,165
9,547		Henkel KGaA	491,311
66,683		Imperial Chemical Industries plc	889,543
11,000		Kansai Paint Co Ltd	84,369
30,000		Kao Corp	895,834
31,500		Kingboard Chemical Holdings Ltd	200,576
1,700		Kose Corp	45,140

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
20,000		Kuraray Co Ltd	$253,341
16,000		Kyowa Hakko Kogyo Co Ltd	164,785
6,734		Linde AG.	836,265
2,326		Lonza Group AG.	253,727
13,977		L'Oreal S.A.	1,833,598
8,500		Mediceo Paltac Holdings Co Ltd	129,944
3,456		Merck KGaA	416,914
62,500		Mitsubishi Chemical Holdings Corp	544,117
19,000		Mitsubishi Gas Chemical Co, Inc	176,163
7,000		Nippon Kayaku Co Ltd	58,260
5,000		Nippon Shokubai Co Ltd	48,666
8,000		Nissan Chemical Industries Ltd	98,759
128,300		Novartis AG.	7,080,331
13,422		Novo Nordisk A/S (Class B)	1,620,016
2,419		Novozymes A/S (B Shares)	304,000
962		Omega Pharma S.A.	84,363
4,399		Orion Oyj (Class B)	111,780
34,025		Reckitt Benckiser plc	1,999,341
38,856		Roche Holding AG.	7,045,310
56,894		Sanofi-Aventis	4,817,359
4,000		Santen Pharmaceutical Co Ltd	100,118
23,400		Shin-Etsu Chemical Co Ltd	1,617,516
15,000		Shionogi & Co Ltd	231,271
18,000		Shiseido Co Ltd	399,600
58,000		Showa Denko KK	219,649
9,238		SSL International plc	80,329
84,000		Sumitomo Chemical Co Ltd	720,324
31,894		Symbion Health Ltd	118,016
5,804		Syngenta AG.	1,251,281
9,000		Taisho Pharmaceutical Co Ltd	177,077
14,000		Taiyo Nippon Sanso Corp	125,782
47,300	e	Takeda Pharmaceutical Co Ltd	3,327,245
12,000		Tanabe Seiyaku Co Ltd	151,482
45,000		Teijin Ltd	219,780
13,000		Tokuyama Corp	197,266
72,000	e	Toray Industries, Inc	571,662
26,000		Tosoh Corp	168,633
5,859		UCB S.A.	345,714
8,156		Zeltia S.A.	88,737
9,000		Zeon Corp	88,695
		TOTAL CHEMICALS AND ALLIED PRODUCTS	67,248,433

COMMUNICATIONS - 6.22%
4,331		Antena 3 de Television S.A.	79,914
9,412		Belgacom S.A.	436,719
63,583		British Sky Broadcasting plc	904,129
457,003		BT Group plc	2,870,528
132,165		Cable & Wireless plc	497,552
20,742		Carphone Warehouse Group plc	147,896
6,000		Cosmote Mobile Telecommunications S.A.	206,191
158,197		Deutsche Telekom AG.	3,108,492
8,028		Elisa Oyj	249,555
101,819		France Telecom S.A.	3,410,470
23		Fuji Television Network, Inc	46,254

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,441		Gestevision Telecinco S.A.	$142,835
20,339		Hellenic Telecommunications Organization S.A.	754,059
1,600		Hikari Tsushin, Inc	43,878
73,000		Hutchison Telecommunications International Ltd	101,417
206,569		ITV plc	433,628
113	*	Jupiter Telecommunications Co	87,752
140		KDDI Corp	1,038,436
3,384		M6-Metropole Television	98,197
41,086		Mediaset S.p.A.	424,165
1,668		Mobistar S.A.	145,919
2,677		Modern Times Group AB (B Shares)	172,814
292		Nippon Telegraph & Telephone Corp	1,365,116
898		NTT DoCoMo, Inc	1,282,131
42,664		Portugal Telecom SGPS S.A.	598,022
5,541		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	82,488
107,558		Royal KPN NV	1,866,533
210,071		Seat Pagine Gialle S.p.A.	117,124
443,403		Singapore Telecommunications Ltd	1,199,919
9,530		Sky Network Television Ltd	41,598
6,136		Societe Television Francaise 1	164,930
2,451	*	Sogecable S.A.	88,913
1,218		Swisscom AG.	463,191
16,165		Tele2 AB (B Shares)	349,308
96,534		Telecom Corp of New Zealand Ltd	326,996
597,453		Telecom Italia S.p.A.	1,816,750
336,437		Telecom Italia S.p.A.	811,241
244,967		Telefonica S.A.	6,856,938
20,048		Telekom Austria AG.	524,577
46,854		Telenor ASA	938,601
16,000		Television Broadcasts Ltd	96,117
125,104		TeliaSonera AB	1,130,850
209,163		Telstra Corp Ltd	809,220
1,700		Tokyo Broadcasting System, Inc	47,656
64,487		Vivendi Universal S.A.	2,721,863
882,500		Vodafone Group plc	3,186,866
194,738		Vodafone Group plc (ADR)	7,068,989
		TOTAL COMMUNICATIONS	49,356,737

DEPOSITORY INSTITUTIONS - 16.75%
18,000		77 Bank Ltd	121,134
101,209		ABN AMRO Holding NV	5,332,562
48,943		Allied Irish Banks plc	1,186,429
20,689		Alpha Bank S.A.	721,013
103,202		Australia & New Zealand Banking Group Ltd	2,719,818
429,830		Banca Intesa S.p.A.	3,318,926
49,899		Banca Intesa S.p.A.	365,372
59,338	e	Banca Monte dei Paschi di Siena S.p.A.	364,046
22,396		Banca Popolare di Milano	330,851
33,874		Banche Popolari Unite Scpa	910,501
208,998		Banco Bilbao Vizcaya Argentaria S.A.	4,899,438
13,306		Banco BPI S.A.	111,944
114,894	e	Banco Comercial Portugues S.A.	476,752
11,404		Banco Espirito Santo S.A.	258,557
37,297	*	Banco Popolare Scarl	835,512

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
47,283	e	Banco Popular Espanol S.A.	$812,446
348,749		Banco Santander Central Hispano S.A.	6,778,150
75,824		Bank of East Asia Ltd	425,262
1,341		Bank of Ireland	24,858
53,690		Bank of Ireland	999,094
15,000		Bank of Kyoto Ltd	181,909
65,000		Bank of Yokohama Ltd	448,744
365,283		Barclays plc	4,450,569
46,862		BNP Paribas	5,127,964
201,000		BOC Hong Kong Holdings Ltd	509,362
94,236		Capitalia S.p.A.	900,314
39,000		Chiba Bank Ltd	301,502
7,082		Close Brothers Group plc	117,802
34,840		Commerzbank AG.	1,410,412
72,535		Commonwealth Bank of Australia	3,629,485
36,540		Credit Agricole S.A.	1,409,413
61,050		Credit Suisse Group	4,053,395
25,135		Danske Bank A/S	1,020,468
65,000		DBS Group Holdings Ltd	945,136
17,980		Depfa Bank plc	372,271
28,313		Deutsche Bank AG.	3,648,888
28,759		Dexia	871,025
40,963		DNB NOR Holding ASA	628,359
16,662		EFG Eurobank Ergasias S.A.	585,899
10,543		Erste Bank der Oesterreichischen Sparkassen AG.	803,553
69,138	*	Fortis	366,743
69,138		Fortis	2,035,819
33,000		Fukuoka Financial Group, Inc	193,349
19,000		Gunma Bank Ltd	126,705
20,000		Hachijuni Bank Ltd/The	143,995
43,300		Hang Seng Bank Ltd	769,211
26,000		Hiroshima Bank Ltd/The	141,923
63,000		Hokuhoku Financial Group, Inc	178,253
648,657		HSBC Holdings plc	12,004,056
104,855		ING Groep NV	4,654,474
20,917		Investec plc	219,116
35,000		Joyo Bank Ltd	195,316
3,136	*	Jyske Bank	243,842
314,752		Lloyds TSB Group plc	3,493,595
27,440		Mediobanca S.p.A.	600,222
457	m,v	Mitsubishi UFJ Financial Group, Inc	4,018,369
39,000		Mitsui Trust Holdings, Inc	304,218
553		Mizuho Financial Group. Inc	3,153,398
91,036		National Australia Bank Ltd	3,207,808
22,287		National Bank of Greece S.A.	1,420,566
35,000		Nishi-Nippon City Bank Ltd	98,420
115,578		Nordea Bank AB	2,014,154
4,892		OKO Bank (Class A)	101,148
139,520		Oversea-Chinese Banking Corp	835,899
19,768		Piraeus Bank S.A.	706,393
1,918		Raiffeisen International Bank Holding AG.	280,333
324	e	Resona Holdings, Inc	555,678
527,902		Royal Bank of Scotland Group plc	5,670,443
17		Sapporo Hokuyo Holdings, Inc	168,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
74,000		Shinsei Bank Ltd	$233,213
34,000		Shizuoka Bank Ltd	330,336
25,859		Skandinaviska Enskilda Banken AB (Class A)	840,685
20,605		Societe Generale	3,457,623
368	e	Sumitomo Mitsui Financial Group, Inc	2,867,366
68,000		Sumitomo Trust & Banking Co Ltd	514,447
11,000		Suruga Bank Ltd	134,358
27,384		Svenska Handelsbanken (A Shares)	849,894
3,370		Sydbank A/S	146,651
109,206		UBS A.G.	5,871,845
436,146		UniCredito Italiano S.p.A	3,731,518
69,000		United Overseas Bank Ltd	1,026,523
103,190		Westpac Banking Corp	2,609,623
9,500		Wing Hang Bank Ltd	109,251
		TOTAL DEPOSITORY INSTITUTIONS	133,034,634

EATING AND DRINKING PLACES - 0.30%
5,529		Autogrill S.p.A.	106,513
107,994		Compass Group plc	667,284
29,426		Enterprise Inns plc	356,416
21,411		Mitchells & Butlers plc	267,659
14,102		Punch Taverns plc	284,487
5,123		Sodexho Alliance S.A.	354,298
10,475		Whitbread plc	347,624
		TOTAL EATING AND DRINKING PLACES	2,384,281

EDUCATIONAL SERVICES - 0.02%
3,700		Benesse Corp	141,732
		TOTAL EDUCATIONAL SERVICES	141,732

ELECTRIC, GAS, AND SANITARY SERVICES - 5.38%
23,957		AGL Energy Ltd	337,369
25,311	m,v	Alinta Ltd	323,869
54,840		British Energy Group plc	599,721
7,311		Caltex Australia Ltd	152,714
204,705		Centrica plc	1,593,630
37,700		Chubu Electric Power Co, Inc	976,429
72,500		CLP Holdings Ltd	501,746
14,967		Contact Energy Ltd	104,233
34,159		E.ON AG.	6,315,584
7,800		Electric Power Development Co	303,539
35,376		Endesa S.A.	2,022,307
238,886	e	Enel S.p.A.	2,704,665
111,392		Energias de Portugal S.A.	651,239
24,824		Fortum Oyj	911,135
7,573		Gas Natural SDG S.A.	427,627
9,600		Hokkaido Electric Power Co, Inc	207,687
197,100		Hong Kong & China Gas Ltd	458,912
78,500		Hong Kong Electric Holdings Ltd	407,957
52,204	*	Iberdrola S.A.	3,066,926
83,690		International Power plc	772,672
43,000		Kansai Electric Power Co, Inc	982,675
14,491		Kelda Group plc	255,570
20,700		Kyushu Electric Power Co, Inc	547,843

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
150,479		National Grid plc	$2,413,772
3,954		Oest Elektrizitatswirts AG. (Class A)	227,895
108,000		Osaka Gas Co Ltd	378,915
342		Puma AG. Rudolf Dassler Sport	146,965
26,467		RWE AG.	3,328,708
48,037		Scottish & Southern Energy plc	1,485,062
44,460		SembCorp Industries Ltd	193,044
12,360		Severn Trent plc	356,568
48,288		Snam Rete Gas S.p.A.	300,384
3,113		Sociedad General de Aguas de Barcelona S.A. (Class A)	118,298
50,000		Sojitz Holdings Corp	217,647
57,161	*	Suez S.A.	3,366,295
23,800		Tohoku Electric Power Co, Inc	508,675
69,200		Tokyo Electric Power Co, Inc	1,747,095
121,000		Tokyo Gas Co Ltd	563,575
5,955		Union Fenosa S.A.	352,312
48,983		United Utilities plc	701,533
13,162		Vector Ltd	24,437
19,337		Veolia Environnement	1,665,162
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	42,722,391

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.24%
117,193		ABB Ltd	3,086,225
8,700	e	Advantest Corp	271,153
128,909		Alcatel S.A.	1,323,482
9,000		Alps Electric Co Ltd	108,284
71,499		ARM Holdings plc	225,281
539	e	Bang & Olufsen A/S (B Shares)	60,829
552		Barco NV	47,550
52,000	*	Chartered Semiconductor Manufacturing Ltd	38,156
6,914	*	CSR plc	91,030
12,000	e	Dainippon Screen Manufacturing Co Ltd	72,294
826,337		Ericsson (LM) (B Shares)	3,308,374
10,700		Fanuc Ltd	1,090,820
15,000		Fisher & Paykel Appliances Holdings Ltd	40,467
25,900		Fisher & Paykel Healthcare Corp	64,769
111,000	*	Foxconn International Holdings Ltd	304,135
28,000		Fuji Electric Holdings Co Ltd	124,807
9,051		Gamesa Corp Tecnologica S.A.	369,763
1,800		Hirose Electric Co Ltd	218,918
5,700		Hitachi Chemical Co Ltd	117,856
3,600		Hitachi High-Technologies Corp	82,427
190,000		Hitachi Ltd	1,265,399
22,400		Hoya Corp	764,445
7,200		Ibiden Co Ltd	606,138
41,805	*	Infineon Technologies AG.	720,704
77,500		Johnson Electric Holdings Ltd	40,475
63,757		Koninklijke Philips Electronics NV	2,877,425
1,806		Kudelski S.A.	51,066
9,100		Kyocera Corp	853,236
1,400		Mabuchi Motor Co Ltd	91,290
110,000		Matsushita Electric Industrial Co Ltd	2,063,727
20,000		Matsushita Electric Works Ltd	241,153
20,000		Minebea Co Ltd	136,856

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
109,000		Mitsubishi Electric Corp	$1,366,474
11,900		Murata Manufacturing Co Ltd	857,807
2,000	*	NEC Electronics Corp	57,459
9,000		NGK Spark Plug Co Ltd	139,860
5,900		Nidec Corp	412,458
8,900		Nitto Denko Corp	413,755
1,177		NKT Holding A/S	131,931
224,815		Nokia Oyj	8,546,490
11,200		Omron Corp	296,418
7,600		Pioneer Corp	93,226
36,000		Ricoh Co Ltd	761,590
2,300		Rinnai Corp	68,681
5,700		Rohm Co Ltd	503,678
6,000		Sanken Electric Co Ltd	29,408
85,000	*	Sanyo Electric Co Ltd	139,860
2,619		Schindler Holding AG.	165,339
54,000	e	Sharp Corp	980,194
3,500		Shinko Electric Industries	77,700
56,000		Sony Corp	2,715,536
8,100		Stanley Electric Co Ltd	195,334
38,135		STMicroelectronics NV	641,121
5,800		Sumco Corp	236,312
6,000		Taiyo Yuden Co Ltd	118,835
6,062		Tandberg ASA	145,893
6,800		TDK Corp	596,735
65,142		Terna Rete Elettrica Nazionale S.p.A.	240,814
13,239		Thomson	201,618
3,500		Toyota Boshoku Corp	118,226
5,500		Ushio, Inc	100,074
3,770		Valeo S.A.	209,764
12,000		Venture Corp Ltd	133,288
12,000		Yaskawa Electric Corp	149,497
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	41,603,909

ENGINEERING AND MANAGEMENT SERVICES - 0.29%
7,311		Cap Gemini S.A.	450,572
31,770		Capita Group plc	470,609
15,725		Downer EDI Ltd	87,349
3,097		Fugro NV	251,411
11,000		JGC Corp	212,119
7,347		SBM Offshore NV	288,835
25,251		Serco Group plc	214,403
7,883		WorleyParsons Ltd	296,657
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,271,955

FABRICATED METAL PRODUCTS - 0.27%
46,466		Amcor Ltd	304,290
2,113		Geberit AG.	276,410
9,000		Hitachi Cable Ltd	55,787
14,300		JS Group Corp	248,739
34,441		Rexam plc	388,620
12,000		Sanwa Shutter Corp	67,279
11,187		Ssab Svenskt Stal AB (Series A)	414,038
5,281		Ssab Svenskt Stal AB (Series B)	180,292

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,400		Toyo Seikan Kaisha Ltd	$177,173
		TOTAL FABRICATED METAL PRODUCTS	2,112,628

FOOD AND KINDRED PRODUCTS - 3.90%
33,000		Ajinomoto Co, Inc	413,703
22,000		Asahi Breweries Ltd	335,176
117,413		Cadbury Schweppes plc	1,362,083
239		Carlsberg A/S (Class A)	31,041
1,512		Carlsberg A/S (Class B)	206,501
5,812		Coca Cola Hellenic Bottling Co S.A.	335,647
27,077		Coca-Cola Amatil Ltd	216,241
3,000		Coca-Cola West Japan Co Ltd	70,518
44,649		CSR Ltd	123,216
2,632		Danisco A/S	204,653
148,534		Diageo plc	3,263,882
799		East Asiatic Co Ltd A.S.	59,682
4,713		Ebro Puleva S.A.	96,640
345		Givaudan S.A.	318,849
8,078		Greencore Group plc	52,526
24,331		Groupe Danone	1,915,144
13,660		Heineken NV	896,396
3,600		House Foods Corp	62,839
6,482		Iaws Group plc	144,098
10,227		InBev NV	926,903
3,000	e	Ito En Ltd	73,129
900	e	Ito En Ltd	17,904
87,180		J Sainsbury plc	1,030,085
17,000		Kaneka Corp	142,968
7,589		Kerry Group plc (Class A)	225,087
8,000		Kikkoman Corp	120,768
43,000		Kirin Brewery Co Ltd	569,016
16,637		Lion Nathan Ltd	136,261
12,000	e	Meiji Dairies Corp	67,801
17,000	e	Meiji Seika Kaisha Ltd	85,544
21,986		Nestle S.A.	9,876,468
14,000		Nichirei Corp	64,232
10,000		Nippon Meat Packers, Inc	111,087
11,000		Nisshin Seifun Group, Inc	103,522
4,900	e	Nissin Food Products Co Ltd	174,901
28,000		Olam International Ltd	59,185
83,260		Parmalat S.p.A.	295,623
4,836		Pernod-Ricard S.A.	1,055,274
5,500		Q.P. Corp	50,324
9,563	e	Royal Numico NV	741,815
24,117		Sampo Oyj (A Shares)	736,279
13,000	e	Sapporo Holdings Ltd	85,901
43,091		Scottish & Newcastle plc	539,122
3,483		Suedzucker AG.	69,979
45,500		Swire Pacific Ltd (Class A)	551,641
10,000		Takara Holdings, Inc	58,765
26,155		Tate & Lyle plc	215,390
84,000		Tingyi Cayman Islands Holding Corp	131,178
5,000		Toyo Suisan Kaisha Ltd	94,023
73,106		Unilever plc	2,310,925

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,200		Yakult Honsha Co Ltd	$118,382
5,000		Yamazaki Baking Co Ltd	37,522
		TOTAL FOOD AND KINDRED PRODUCTS	30,985,839

FOOD STORES - 1.58%
33,435	e	Carrefour S.A.	2,342,343
63,506		Coles Myer Ltd	867,822
835		Colruyt S.A.	176,397
4,149		Delhaize Group	397,571
3,300		FamilyMart Co Ltd	86,044
57,824		Goodman Fielder Ltd	132,380
13,265		Jeronimo Martins SGPS S.A.	81,524
3,474		Kesko Oyj (B Shares)	230,794
70,413		Koninklijke Ahold NV	1,064,293
3,200		Lawson, Inc	101,127
45,800		Seven & I Holdings Co Ltd	1,178,244
41,262		Sonae SPGS S.A.	107,084
442,468		Tesco plc	3,976,472
67,293		Woolworths Ltd	1,774,058
		TOTAL FOOD STORES	12,516,153

FURNITURE AND FIXTURES - 0.03%
1,724		Neopost S.A.	243,178
		TOTAL FURNITURE AND FIXTURES	243,178

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
98,262		DSG International plc	271,409
28,637		Harvey Norman Holdings Ltd	151,450
28,938		Kesa Electricals plc	162,967
2,100		Nitori Co Ltd	99,273
2,100		Shimachu Co Ltd	55,578
4,650		Yamada Denki Co Ltd	460,284
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,200,961

GENERAL BUILDING CONTRACTORS - 0.88%
17,819		Amec plc	270,151
22,954		Balfour Beatty plc	222,843
15,654		Barratt Developments plc	239,569
6,112		Bellway plc	128,928
4,433		Berkeley Group Holdings plc	130,062
1,981		Bilfinger Berger AG.	154,827
26,000		Cheung Kong Infrastructure Holdings Ltd	97,661
25,095		CRH plc	989,071
4,100		Daito Trust Construction Co Ltd	197,745
28,000		Daiwa House Industry Co Ltd	365,403
26,359		Fletcher Building Ltd	253,481
54,500	*	Haseko Corp	130,479
6,231		Hellenic Technodomiki Tev S.A.	83,342
2,233		Hochtief AG.	270,874
1,719		Imerys S.A.	156,901
45,000		Kajima Corp	154,747
7,734		Leighton Holdings Ltd	353,433
19,518		Lend Lease Corp Ltd	327,335
33,000		Obayashi Corp	152,840

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
15,181		Persimmon plc	$299,421
25,000		Sekisui Chemical Co Ltd	183,476
27,000		Sekisui House Ltd	339,895
32,000		Shimizu Corp	174,117
19,965		Skanska AB (B Shares)	395,793
48,000	e	Taisei Corp	139,155
60,927		Taylor Woodrow plc	343,740
3,338		Titan Cement Co S.A.	172,495
11,000		Toda Corp	58,033
6,732		YIT OYJ	200,053
		TOTAL GENERAL BUILDING CONTRACTORS	6,985,870

GENERAL MERCHANDISE STORES - 0.57%
34,300		Aeon Co Ltd	484,646
8,000	e	Hankyu Department Stores, Inc	66,095
9,700		Isetan Co Ltd	130,808
25,400	*	J Front Retailing Co Ltd	249,876
30,000		Keio Corp	187,002
94,000	e	Kintetsu Corp	292,152
94,879		Marks & Spencer Group plc	1,194,820
15,600	e	Marui Co Ltd	172,209
22,000	e	Mitsukoshi Ltd	99,787
4,301		PPR	809,186
16,000		Takashimaya Co Ltd	177,600
44,000	e	Tobu Railway Co Ltd	206,852
57,000		Tokyu Corp	372,176
9,000		UNY Co Ltd	78,431
		TOTAL GENERAL MERCHANDISE STORES	4,521,640

HEALTH SERVICES - 0.21%
1,278		Coloplast A/S (Class B)	121,495
43,000		Fraser and Neave Ltd	164,995
10,122		Fresenius Medical Care AG.	537,933
8,714		Getinge AB (B Shares)	210,950
8,050		Intertek Group plc	155,973
32,550		Parkway Holdings Ltd	92,906
17,251		Sonic Healthcare Ltd	238,800
413		Straumann Holding AG.	115,998
		TOTAL HEALTH SERVICES	1,639,050

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.65%
12,708	e	Abertis Infraestructuras S.A.	397,391
12,350		ACS Actividades Cons y Servicios S.A.	681,523
17,369		Biffa plc	78,714
12,401		Bouygues S.A.	1,069,652
8,000		Chiyoda Corp	144,169
2,421		Fomento de Construcciones y Contratas S.A.	195,913
3,324	e	Grupo Ferrovial S.A.	281,309
33,147		Multiplex Group	147,359
11,000		Nishimatsu Construction Co Ltd	33,230
8,000	e	Okumura Corp	40,743
58,281		Transurban Group	377,525
22,307		Vinci S.A.	1,742,789
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,190,317

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 2.44%
21,003		3i Group plc	$428,431
44,616		Amvescap plc	603,844
49,000		CapitaCommercial Trust	93,679
53,700		CapitaMall Trust	140,983
70,843		CFS Gandel Retail Trust	150,242
87,010		Commonwealth Property Office Fund	128,552
110,765		GPT Group	501,266
8,692		Great Portland Estates plc	106,258
4,326		Groupe Bruxelles Lambert S.A.	524,704
372	*	Groupe Bruxelles Lambert S.A.	11
21,379	*	Immoeast AG	232,907
58,897		ING Industrial Fund	147,902
103,800		iShares MSCI EAFE Index Fund	8,572,842
1,700		Jafco Co Ltd	63,048
29		Japan Prime Realty Investment Corp	120,933
20		Japan Real Estate Investment Corp	240,282
18		Japan Retail Fund Investment Corp	156,706
33,400		JFE Holdings, Inc	2,366,918
63,975		Kiwi Income Property Trust	70,296
26,246		Land Securities Group plc	903,220
113,500		Link Real Estate Investment Trust	249,664
26,708		Macquarie Communications Infrastructure Group	144,329
142,485		Macquarie Infrastructure Group	394,475
115,499		Macquarie Office Trust	160,394
100,826		Man Group plc	1,141,812
38,000		Melco International Development	70,976
24		Nippon Building Fund, Inc	348,931
1,266		Nobel Biocare Holding AG.	342,801
44,000		Noble Group Ltd	64,275
12		Nomura Real Estate Office Fund, Inc	125,365
59		NTT Urban Development Corp	122,248
2,462		PSP Swiss Property AG.	130,686
4,714	e	Sacyr Vallehermoso S.A.	164,955
54,000		Suntec Real Estate Investment Trust	70,885
65,000		Wharf Holdings Ltd	319,404
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,404,224

HOTELS AND OTHER LODGING PLACES - 0.24%
10,665		Accor S.A.	946,831
15,804		Intercontinental Hotels Group plc	313,810
67,947		Shangri-La Asia Ltd	229,000
26,031	*	Thomas Cook Group plc	148,327
26,754	*	TUI Travel plc	137,941
28,000		United Overseas Land Ltd	98,014
		TOTAL HOTELS AND OTHER LODGING PLACES	1,873,923

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.74%
5,017		Alfa Laval AB	322,706
5,801		Alstom RGPT	1,179,325
19,000		Amada Co Ltd	212,388
2,081		Andritz AG.	143,770
10,500		ASM Pacific Technology	92,859

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
25,714		ASML Holding NV	$852,501
37,370		Atlas Copco AB (A Shares)	646,600
22,244		Atlas Copco AB (B Shares)	355,539
82,157		Brambles Ltd	1,076,035
60,200		Canon, Inc	3,286,066
1,937		Cargotec Corp (B Shares)	95,180
12,700	e	Casio Computer Co Ltd	181,989
8,907	*	Charter plc	215,586
18,100	e	Citizen Watch Co Ltd	182,158
5,000		Daifuku Co Ltd	57,111
14,700		Daikin Industries Ltd	707,709
18,000	e	Ebara Corp	83,211
13,500		Electrolux AB (Series B)	285,959
29,950		FKI plc	55,763
27,300		FUJIFILM Holdings Corp	1,262,029
4,000		Glory Ltd	127,106
2,974		Heidelberger Druckmaschinen	130,106
6,900		Hitachi Construction Machinery Co Ltd	275,724
3,708		Husqvarna AB (A Shares)	47,327
14,489		Husqvarna AB (B Shares)	187,180
18,123		IMI plc	198,190
70,000		Ishikawajima-Harima Heavy Industries Co Ltd	219,997
1,600		Itochu Techno-Science Corp	56,414
20,000		Japan Steel Works Ltd	332,042
51,100		Komatsu Ltd	1,717,198
3,300		Komori Corp	80,873
26,000		Konica Minolta Holdings, Inc	440,709
59,000	e	Kubota Corp	485,910
5,700		Kurita Water Industries Ltd	193,532
8,775	*	Logitech International S.A.	261,234
6,100		Makita Corp	267,653
38,238		Meggitt plc	248,200
180,000		Mitsubishi Heavy Industries Ltd	1,176,860
95,000		Mitsui & Co Ltd	2,307,491
40,000		Mitsui Engineering & Shipbuilding Co Ltd	226,701
5,500		Mitsumi Electric Co Ltd	224,568
21,000		NTN Corp	187,394
4,251		OCE NV	89,349
9,099	*	Ocean RIG ASA	67,172
29,000	e	Oki Electric Industry Co Ltd	49,989
8,000		Okuma Holdings, Inc	116,728
4,300	e	OSG Corp	44,773
1,834		Rheinmetall AG.	145,692
4,873,521		Rolls-Royce Group plc (B Shares)	10,220
8,915		Safran S.A.	215,219
52,335		Sandvik AB	1,122,781
6,300		Seiko Epson Corp	156,040
21,742		SKF AB (B Shares)	458,012
3,300		SMC Corp	451,913
4,310		Solarworld AG.	248,107
173		Sulzer AG.	248,151
31,000		Sumitomo Heavy Industries Ltd	399,156
5,384		Technip S.A.	481,365
56,500		Techtronic Industries Co	64,394

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
6,700		THK Co Ltd	$141,449
10,000		Tokyo Electron Ltd	633,787
2,000	e	Tokyo Seimitsu Co Ltd	41,614
45,443		Tomkins plc	211,288
8,251	e	Tomra Systems ASA	59,687
173,000	e	Toshiba Corp	1,616,062
11,000		Toyota Tsusho Corp	292,082
326	*	Unaxis Holding AG.	119,634
10,285	*	Vestas Wind Systems A/S	812,507
3,307		Wartsila Oyj (B Shares)	226,584
1,687		Wincor Nixdorf AG.	139,523
11,600		Yokogawa Electric Corp	141,181
5,772		Zardoya Otis S.A.	179,179
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,670,531

INSTRUMENTS AND RELATED PRODUCTS - 1.03%
6,565		AGFA-Gevaert NV	126,378
188,130		BAE Systems plc	1,899,545
59,721		Cobham plc	237,046
2,926		Cochlear Ltd	202,414
4,394		Elekta AB	71,596
15,807		Finmeccanica S.p.A.	460,518
42,509	*	Invensys plc	269,834
1,900		Keyence Corp	421,800
7,279	e	Luxottica Group S.p.A.	247,757
18,000		Nikon Corp	618,988
17,000		Nippon Electric Glass Co Ltd	273,800
12,000		Olympus Corp	493,101
211,000		PCCW Ltd	139,511
2,492		Phonak Holding AG.	250,003
9,548	*	Qiagen NV	184,346
50,152		Smith & Nephew plc	613,099
1,924		Swatch Group AG.	631,280
2,290		Swatch Group AG.	146,635
3,179		Synthes, Inc	355,786
9,200		Terumo Corp	464,545
1,253	*	William Demant Holding	110,730
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,218,712

INSURANCE AGENTS, BROKERS AND SERVICE - 0.81%
209,143		HBOS plc	3,913,194
2,671		MLP AG.	35,649
48,073		QBE Insurance Group Ltd	1,441,827
51,582		Suncorp-Metway Ltd	929,158
46,952		Unipol S.p.A.	147,292
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,467,120

INSURANCE CARRIERS - 4.68%
18,445	e	ABC Learning Centres Ltd	107,532
81,483		Aegon NV	1,560,434
23,517		Alleanza Assicurazioni S.p.A	313,039
24,662		Allianz AG.	5,762,051
104,597		AMP Ltd	978,262
58,869	e	Assicurazioni Generali S.p.A.	2,590,508

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
144,886		Aviva plc	$2,181,768
46,723		AXA Asia Pacific Holdings Ltd	323,386
87,744		AXA S.A.	3,926,203
2,369		CNP Assurances	303,046
606	m,v	Codan A/S	68,970
28,853		Corp Mapfre S.A.	130,423
3,956		Fondiaria-Sai S.p.A	185,759
97,882		Friends Provident plc	344,457
99,969		Insurance Australia Group Ltd	465,715
14,842		Irish Life & Permanent plc	329,098
10,122		KBC Groep NV	1,392,535
13,561	e	Mediolanum S.p.A.	95,913
41,100		Millea Holdings, Inc	1,653,088
65,000		Mitsui Sumitomo Insurance Co Ltd	763,374
11,660		Muenchener Rueckver AG.	2,240,754
291,745		Old Mutual plc	956,844
137,344		Prudential plc	2,111,753
36,605		Resolution plc	511,149
168,593		Royal & Sun Alliance Insurance Group plc	532,933
9,422		SCOR	252,448
44,000		Sompo Japan Insurance, Inc	504,871
117,705		Standard Life plc	694,776
11,979		Storebrand ASA	186,198
1,809		Swiss Life Holding	469,245
19,845		Swiss Reinsurance Co	1,767,598
10,550		T&D Holdings, Inc	649,358
926	*	Topdanmark A/S	152,329
1,426		TrygVesta A.S.	114,289
1,627		Wiener Staedtische Allgemeine Versicherung AG.	113,681
8,102		Zurich Financial Services AG.	2,430,426
		TOTAL INSURANCE CARRIERS	37,164,213

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
138,729	*	PAN Fish ASA	176,523
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	176,523

LEATHER AND LEATHER PRODUCTS - 0.73%
11,347		Adidas-Salomon AG.	744,288
7,368		Continental AG.	1,018,906
12,398		Deutsche Lufthansa AG.	356,582
5,800		Henkel KGaA	274,662
3,715		Hermes International	418,069
13,676		LVMH Moet Hennessy Louis Vuitton S.A.	1,639,466
20,058		ThyssenKrupp AG.	1,277,346
28,000		Yue Yuen Industrial Holdings	83,742
		TOTAL LEATHER AND LEATHER PRODUCTS	5,813,061

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.09%
15,865		Brisa-Auto Estradas de Portugal S.A.	208,128
100,000		ComfortDelgro Corp Ltd	130,596
20,000	e	Keihin Electric Express Railway Co Ltd	129,717
14,000		Keisei Electric Railway Co Ltd	77,639
30,000		SMRT Corp Ltd	34,534
28,180		Stagecoach Group plc	131,024
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	711,638

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.02%
30,812	*	MFI Furniture plc	$69,345
7,792		Nobia AB	74,968
3,374	*	Sonae Industria SGPS S.A.	37,912
		TOTAL LUMBER AND WOOD PRODUCTS	182,225

METAL MINING - 2.40%
60,834		Alumina Ltd	385,425
187,469		BHP Billiton Ltd	7,410,927
15,475		Boliden AB	329,595
13,315		Iluka Resources Ltd	65,219
29,398		Newcrest Mining Ltd	730,418
16,878		Orica Ltd	450,799
29,802	*	Paladin Resources Ltd	204,683
15,937	e	Rio Tinto Ltd	1,530,416
55,881		Rio Tinto plc	4,833,965
800	e	Sumitomo Titanium Corp	69,717
1,310		Umicore	313,074
35,242		Xstrata plc	2,339,084
26,020		Zinifex Ltd	409,135
		TOTAL METAL MINING	19,072,457

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
1,300		Aderans Co Ltd	27,219
3,892	e	Amer Sports Oyj	90,184
8,171		Bulgari S.p.A.	128,631
31,491		Futuris Corp Ltd	59,520
11,100		Namco Bandai Holdings, Inc	161,381
3,300		Sankyo Co Ltd	133,592
1,475		Societe BIC S.A.	126,448
9,500		Yamaha Corp	212,967
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	939,942

MISCELLANEOUS RETAIL - 0.88%
2,400		Circle K Sunkus Co Ltd	37,296
29,111		Compagnie Financiere Richemont AG.	1,929,065
4,244		DCC plc	125,270
1,735		Douglas Holding AG.	108,386
4,300		EDION Corp	47,880
1,116		Folli-Follie S.A.	45,513
47,072		Home Retail Group	358,992
121,000		Hutchison Whampoa Ltd	1,294,230
3,353	*	KarstadtQuelle AG.	112,262
2,400	m,v	Matsumotokiyoshi Co Ltd	44,400
15,557	*	Meinl European Land Ltd	221,834
9,042		Metro AG.	816,667
12,190		Next plc	489,835
48,100		Nippon Mining Holdings, Inc	483,240
47,759		Origin Energy Ltd	436,504
23,344		Pacific Brands Ltd	64,214
1,100		Ryohin Keikaku Co Ltd	63,300
4,243		Sanoma-WSOY Oyj	131,957

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
91,765		Signet Group plc	$157,241
		TOTAL MISCELLANEOUS RETAIL	6,968,086

MOTION PICTURES - 0.03%
4,915	*	Premiere AG.	106,109
6,500		Toho Co Ltd	128,455
		TOTAL MOTION PICTURES	234,564

NONDEPOSITORY INSTITUTIONS - 0.27%
3,570		Acom Co Ltd	79,565
4,200		Aeon Credit Service Co Ltd	45,157
3,850	e	Aiful Corp	60,332
19,182		Cattles plc	136,969
17,030		Challenger Financial Services Group Ltd	93,692
8,200		Credit Saison Co Ltd	211,309
3,273		D Carnegie AB	68,821
4,421		Deutsche Postbank AG.	324,598
2,300		Hitachi Capital Corp	28,934
7,192		Hypo Real Estate Holding AG.	408,985
26,651		ICAP plc	287,361
1,902		Perpetual Trustees Australia Ltd	123,323
3,900		Promise Co Ltd	95,068
5,510	e	Takefuji Corp	109,370
8,506		Tullett Prebon plc	75,095
		TOTAL NONDEPOSITORY INSTITUTIONS	2,148,579

NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
81,000		Itochu Corp	983,720
3,542		Solvay S.A.	514,009
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,497,729

OIL AND GAS EXTRACTION - 2.51%
10,306		Acergy S.A.	306,336
8,725		Aker Kvaerner ASA	277,954
189,430		BG Group plc	3,278,864
40,497	*	DET Norske Oljeselskap	84,130
10,507		Gaz de France	545,958
1,000		Idemitsu Kosan Co Ltd	112,567
44		Inpex Holdings, Inc	452,009
2,000		Japan Petroleum Exploration Co	148,696
12,574	*	Lundin Petroleum AB	144,880
6,832		Neste Oil Oyj	250,078
39,415		Norsk Hydro ASA	1,714,411
9,082		Petroleum Geo-Services ASA	261,952
10,384		ProSafe ASA	185,289
9,208	*	Renewable Energy Corp A.S.	424,426
32,071		Santos Ltd	428,296
13,303	*	SeaDrill Ltd	299,186
11,000		Singapore Petroleum Co Ltd	50,353
5,654	*	TGS Nopec Geophysical Co ASA	115,885
118,405		Total S.A.	9,627,191
26,583		Woodside Petroleum Ltd	1,184,140
		TOTAL OIL AND GAS EXTRACTION	19,892,601

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 1.08%
75,038		Anglo American plc	$5,049,513
1,426		Billerud AB	19,141
2,769		Holmen AB (B Shares)	106,135
4,400		Kokuyo Co Ltd	45,737
478		Mayr-Melnhof Karton AG.	52,824
6,767		Metso Oyj	466,064
7,604	*	Mondi Ltd	75,922
19,010		Mondi plc	180,859
45		Nippon Paper Group, Inc	139,076
7,727		Norske Skogindustrier ASA	82,698
44,000		OJI Paper Co Ltd	212,980
23,523		PaperlinX Ltd	63,454
32,412		Stora Enso Oyj (R Shares)	631,334
31,169		Svenska Cellulosa AB (B shares)	581,629
2,100		Uni-Charm Corp	128,890
29,529		UPM-Kymmene Oyj	714,129
		TOTAL PAPER AND ALLIED PRODUCTS	8,550,385

PERSONAL SERVICES - 0.05%
8,726		Davis Service Group plc	95,605
96,314		Rentokil Initial plc	328,890
		TOTAL PERSONAL SERVICES	424,495

PETROLEUM AND COAL PRODUCTS - 4.51%
314,586		BP plc	3,652,663
120,065		BP plc (ADR)	8,326,508
145,220		ENI S.p.A.	5,381,893
5,665		Hellenic Petroleum S.A.	90,473
2,260		Motor Oil Hellas Corinth Refineries S.A.	59,941
8,884		OMV AG.	593,246
19,356		Premier Farnell plc	62,671
44,193		Repsol YPF S.A.	1,578,569
202,251		Royal Dutch Shell plc (A Shares)	8,346,433
151,802		Royal Dutch Shell plc (B Shares)	6,248,990
10,600		Showa Shell Sekiyu KK	136,301
36,217	e	Statoil ASA	1,234,384
14,000		TonenGeneral Sekiyu KK	140,774
		TOTAL PETROLEUM AND COAL PRODUCTS	35,852,846

PRIMARY METAL INDUSTRIES - 2.40%
8,682	e	Acerinox S.A.	261,219
50,046	e	ArcelorMittal	3,949,930
622		Bekaert S.A.	83,381
128,882		BHP Billiton plc	4,614,606
39,079		BlueScope Steel Ltd	372,775
17,000		Daido Steel Co Ltd	144,892
14,000		DOWA HOLDINGS CO Ltd	177,339
8,000	m,v*	Dowa Mining Co Ltd	70
18,000		Fujikura Ltd	113,925
35,000		Furukawa Electric Co Ltd	171,245
1,272		Hoganas AB (Class B)	33,754
11,650		Johnson Matthey plc	397,343
142,000		Kobe Steel Ltd	530,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			COMPANY	VALUE
59,000			Mitsubishi Materials Corp	$366,744
29,000			Mitsui Mining & Smelting Co Ltd	124,973
26,000			Nippon Light Metal Co Ltd	57,267
326,000			Nippon Steel Corp	2,347,121
42,000	e		Nisshin Steel Co Ltd	189,405
39,856	e		OneSteel Ltd	244,027
6,036			Outokumpu Oyj	216,810
2,206			Salzgitter AG.	433,279
40,600			Sumitomo Electric Industries Ltd	646,829
229,000			Sumitomo Metal Industries Ltd	1,335,742
29,000			Sumitomo Metal Mining Co Ltd	704,392
1,500			Toho Titanium Co Ltd	55,108
5,800			Tokyo Steel Manufacturing Co Ltd	90,081
2,661			Vallourec	766,476
5,647			Viohalco S.A.	92,924
5,919			Voestalpine AG.	511,474
			TOTAL PRIMARY METAL INDUSTRIES	19,033,475

PRINTING AND PUBLISHING - 0.96%
13,593			APN News & Media Ltd	62,962
5,391			Arnoldo Mondadori Editore S.p.A.	52,158
34,000			Dai Nippon Printing Co Ltd	486,031
15,278			Daily Mail & General Trust	196,930
7,695			De La Rue plc	114,931
11,168			Emap plc	200,849
9,364			Eniro AB	114,069
26,329			Independent News & Media plc	97,989
63,298			John Fairfax Holdings Ltd	265,111
46,836			Orkla ASA	836,598
5,820			PagesJaunes Groupe S.A.	119,588
45,063			Pearson plc	698,405
39,974			Reed Elsevier NV	759,249
71,467			Reed Elsevier plc	903,646
70,211			Reuters Group plc	923,678
2,326			Schibsted ASA	122,529
82,000			Singapore Press Holdings Ltd	238,465
30,000	e		Toppan Printing Co Ltd	308,971
14,880			Trinity Mirror plc	125,431
13,030			United Business Media plc	184,616
16,344			Wolters Kluwer NV	485,223
41,183			Yell Group plc	361,476
			TOTAL PRINTING AND PUBLISHING	7,658,905

RAILROAD TRANSPORTATION - 0.46%
28,905		*	Asciano Group	230,070
88			Central Japan Railway Co	934,662
190			East Japan Railway Co	1,498,629
22,287			Firstgroup plc	313,950
33,000	e		Odakyu Electric Railway Co Ltd	212,885
90			West Japan Railway Co	429,374
			TOTAL RAILROAD TRANSPORTATION	3,619,570

REAL ESTATE - 2.53%
3,000			Aeon Mall Co Ltd	91,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
41,500		Allgreen Properties Ltd	$53,639
50,275		Ascendas Real Estate Investment Trust	92,394
6,383		Bovis Homes Group plc	85,410
29,098		British Land Co plc	697,742
13,969		Brixton plc	103,533
83,000		CapitaLand Ltd	455,369
7,908		Castellum AB	98,480
44,462		Centro Properties Group	290,772
113		Centro Retail Group	163
86,000		Cheung Kong Holdings Ltd	1,418,242
27,400		City Developments Ltd	298,808
498		Cofinimmo	88,097
2,171		Corio NV	185,434
150,986		DB RREEF Trust	269,295
7,090		Fabege AB	84,443
671		Gecina S.A.	113,860
15,240		Hammerson plc	365,441
115,000		Hang Lung Properties Ltd	514,803
47,000		Henderson Land Development Co Ltd	372,730
32,000		Hopewell Holdings	152,717
33,179		Hysan Development Co Ltd	91,976
1,718		Icade	125,183
23,944		IMMOFINANZ Immobilien Anlagen AG.	298,749
4,957		IVG Immobilien AG.	184,768
19,000		Keppel Land Ltd	106,160
29,478		Kerry Properties Ltd	226,379
3,540		Klepierre	203,075
6,988		Kungsleden AB	90,005
6,600		Leopalace21 Corp	216,620
13,582		Liberty International plc	317,069
80,073		Macquarie Goodman Group	490,975
52,559		Mirvac Group	254,179
66,000		Mitsubishi Estate Co Ltd	1,890,393
47,000		Mitsui Fudosan Co Ltd	1,305,271
136,410		New World Development Ltd	377,267
2,600		Nomura Real Estate Holdings, Inc	76,055
5,110		ORIX Corp	1,165,560
23,504		Segro plc	240,205
100,000		Shui On Land Ltd	121,690
7,000		Singapore Land Ltd	48,065
68,972		Sino Land Co	171,590
2,035	*	Stockland	16,089
76,726		Stockland Trust Group	612,746
22,000		Sumitomo Realty & Development Co Ltd	773,778
77,000		Sun Hung Kai Properties Ltd	1,297,555
16,000		Tokyo Tatemono Co Ltd	204,066
23,000		Tokyu Land Corp	230,871
4,146		Unibail	1,067,050
1,059		Wereldhave NV	127,526
97,444		Westfield Group	1,876,334
1,089		Wihlborgs Fastigheter AB	20,195
24,500		Wing Tai Holdings Ltd	63,662
		TOTAL REAL ESTATE	20,124,151

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.77%
8,357		Ansell Ltd	$92,695
39,914		Bayer AG.	3,177,002
34,200		Bridgestone Corp	756,262
25,000		Denki Kagaku Kogyo KK	140,382
8,015		Michelin (C.G.D.E.) (Class B)	1,077,520
34,000		Mitsui Chemicals, Inc	337,736
5,559		Nokian Renkaat Oyj	217,670
146,181		Pirelli & C S.p.A.	176,137
10,000		Sumitomo Bakelite Co Ltd	57,546
2,764		Uponor Oyj	85,802
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,118,752

SECURITY AND COMMODITY BROKERS - 1.31%
9,084		Australian Stock Exchange Ltd	433,262
12,191		Babcock & Brown Ltd	297,162
72,000		Daiwa Securities Group, Inc	685,744
11,161		Deutsche Boerse AG.	1,519,878
70		E*Trade Securities Co Ltd	66,426
3,030		Hellenic Exchanges S.A.	97,214
60,500		Hong Kong Exchanges and Clearing Ltd	1,849,122
365,263		Legal & General Group plc	998,427
8,339		London Stock Exchange Group plc	280,321
14,691	e	Macquarie Bank Ltd	1,100,244
6,400	e	Matsui Securities Co Ltd	49,031
14,000	m,v	Mitsubishi Securities Co	122,614
21,000		Nikko Cordial Corp	263,814
98,900		Nomura Holdings, Inc	1,658,307
4,355		OMX AB	188,889
497		SBI Holdings, Inc	130,454
6,072		Schroders plc	172,311
27,000		Shinko Securities Co Ltd	125,051
45,000		Singapore Exchange Ltd	390,778
		TOTAL SECURITY AND COMMODITY BROKERS	10,429,049

SOCIAL SERVICES - 0.02%
8,805		Vedior NV	193,730
		TOTAL SOCIAL SERVICES	193,730

SPECIAL TRADE CONTRACTORS - 0.07%
7,000		COMSYS Holdings Corp	76,786
3,157		KCI Konecranes Oyj	126,993
7,000		Kinden Corp	63,988
4,016		Kone Oyj (Class B)	292,915
		TOTAL SPECIAL TRADE CONTRACTORS	560,682

STONE, CLAY, AND GLASS PRODUCTS - 0.99%
51,000	e	Asahi Glass Co Ltd	685,979
32,131		Boral Ltd	204,997
10,000		Central Glass Co Ltd	50,407
12,053		Cimpor Cimentos de Portugal S.A.	99,856
18,581		Compagnie de Saint-Gobain	1,939,203
10,271		Cookson Group plc	160,340
5,323		CRH plc	211,390

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,955		FLSmidth & Co A/S	$314,272
11,193		Holcim Ltd	1,236,349
3,789		Italcementi S.p.A.	83,961
23,904		James Hardie Industries NV	151,236
8,363	e	Lafarge S.A.	1,295,669
14,000		NGK Insulators Ltd	450,964
31,000		Nippon Sheet Glass Co Ltd	189,457
1,281	*	RHI AG.	58,964
21,000		Sumitomo Osaka Cement Co Ltd	51,739
48,000		Taiheiyo Cement Corp	182,614
15,000	e	Toto Ltd	108,780
50,000		UBE Industries Ltd	177,165
3,800		Wienerberger AG.	237,659
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	7,891,001

TOBACCO PRODUCTS - 0.95%
14,272		Altadis S.A.	1,004,122
85,687		British American Tobacco plc	3,071,520
37,798		Imperial Tobacco Group plc	1,733,066
252		Japan Tobacco, Inc	1,384,338
15,133		Swedish Match AB	314,679
		TOTAL TOBACCO PRODUCTS	7,507,725

TRANSPORTATION BY AIR - 0.50%
1,781		Aeroports de Paris	205,200
6,551		Air France-KLM	240,727
32,000		All Nippon Airways Co Ltd	124,807
48,036		Auckland International Airport Ltd	113,937
21,959		BBA Aviation plc	102,660
30,867	*	British Airways plc	242,037
70,000		Cathay Pacific Airways Ltd	191,347
575		Flughafen Wien AG.	59,395
25,139		Iberia Lineas Aereas de Espana	122,596
47,000		Japan Airlines Corp	101,885
36,546		Macquarie Airports	141,067
50,072		Qantas Airways Ltd	247,927
20,424	*	Ryanair Holdings plc	145,617
50,319		SABMiller plc	1,433,097
3,865	*	SAS AB	69,274
50,000		Shun TAK Holdings Ltd	80,526
28,933	*	Singapore Airlines Ltd	370,062
		TOTAL TRANSPORTATION BY AIR	3,992,161

TRANSPORTATION EQUIPMENT - 5.08%
38,000		Cosco Corp Singapore Ltd	152,205
50,608		DaimlerChrysler AG.	5,097,676
1,054		DaimlerChrysler AG.	105,611
27,300		Denso Corp	1,029,112
131		D'ieteren S.A.	58,466
17,412		European Aeronautic Defence and Space Co	535,303
39,585		Fiat S.p.A.	1,197,219
37,553		GKN plc	271,990
65,000		Hankyu Hanshin Holdings, Inc	332,173
14,000		Hino Motors Ltd	107,013

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
87,500		Honda Motor Co Ltd	$2,940,408
8,009		Jardine Cycle & Carriage Ltd	99,742
10,300		JTEKT Corp	181,583
72,000		Kawasaki Heavy Industries Ltd	282,070
61,000		Keppel Corp Ltd	591,316
7,112		Lagardere S.C.A.	605,335
6,327		MAN AG.	920,690
6,000		NHK Spring Co Ltd	45,758
24,000		NSK Ltd	210,612
8,192		Peugeot S.A.	676,115
10,198		Renault S.A.	1,477,735
245		Rieter Holding AG.	132,575
100,814		Rolls-Royce Group plc	1,077,734
19,304		Scania AB (B Shares)	470,311
40,600		SembCorp Marine Ltd	125,722
3,400		Shimano, Inc	118,992
47,095		Siemens AG.	6,475,067
67,000		Singapore Technologies Engineering Ltd	175,900
21,464		Smiths Group plc	469,454
4,729		Thales S.A.	277,217
2,800		Tokai Rika Co Ltd	78,005
3,300		Toyoda Gosei Co Ltd	119,514
9,600		Toyota Industries Corp	413,703
150,200		Toyota Motor Corp	8,865,677
4,339		Trelleborg AB (B Shares)	102,346
12,423		Volkswagen AG.	2,807,748
25,040		Volvo AB (A Shares)	435,201
60,160	e	Volvo AB (B Shares)	1,047,929
9,800		Yamaha Motor Co Ltd	249,980
		TOTAL TRANSPORTATION EQUIPMENT	40,361,207

TRANSPORTATION SERVICES - 0.17%
10,491		Arriva plc	165,813
140		Kuoni Reisen Holding	66,137
74,065		MTR Corp	220,561
6,669		National Express Group plc	168,785
1,768		Stolt-Nielsen S.A.	52,470
29,639		Toll Holdings Ltd	344,796
11,326		TUI AG.	304,270
		TOTAL TRANSPORTATION SERVICES	1,322,832

TRUCKING AND WAREHOUSING - 0.41%
43,464		Deutsche Post AG.	1,264,335
10,278		DSV AS	242,308
12,000		Kamigumi Co Ltd	100,814
5,000		Mitsubishi Logistics Corp	70,431
43,000		Nippon Express Co Ltd	213,755
10,000		Seino Holdings Corp	92,369
23,268		TNT NV	975,458
21,000		Yamato Transport Co Ltd	315,005
		TOTAL TRUCKING AND WAREHOUSING	3,274,475

WATER TRANSPORTATION - 0.51%
61		AP Moller - Maersk A/S	837,774

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,139		Carnival plc	$436,419
719		Compagnie Maritime Belge S.A.	53,313
1,498	e	D/S Torm AS	61,033
1,175		Euronav NV	36,944
2,724		Frontline Ltd	133,895
32,000		Kawasaki Kisen Kaisha Ltd	469,978
2,831		Kuehne & Nagel International AG.	278,662
59,000		Mitsui OSK Lines Ltd	955,896
23,000		Neptune Orient Lines Ltd	82,060
60,000		Nippon Yusen Kabushiki Kaisha	586,079
11,300		Orient Overseas International Ltd	107,493
		TOTAL WATER TRANSPORTATION	4,039,546

WHOLESALE TRADE-DURABLE GOODS - 1.32%
16,678		Assa Abloy AB (Class B)	346,159
1,600		Autobacs Seven Co Ltd	41,579
7,426		Buhrmann NV	80,900
18,079		Bunzl plc	259,112
3,800		Canon Marketing Japan Inc	76,089
10,571		Compagnie Generale d'Optique Essilor International S.A.	663,241
23,391		Electrocomponents plc	121,918
6,645	*	Fortescue Metals Group Ltd	281,202
27,619		Hagemeyer NV	127,601
6,775		Kingspan Group plc	148,776
75,500		Mitsubishi Corp	2,392,548
127,000	e	Nissan Motor Co Ltd	1,272,598
4,460		Rautaruukki Oyj	270,224
12,126		Schneider Electric S.A.	1,531,982
16,143	*	Securitas Direct AB (B Shares)	47,346
16,143		Securitas Systems AB (B Shares)	59,621
59,400		Sumitomo Corp	1,148,026
21,626		Wesfarmers Ltd	805,974
36,913		Wolseley plc	624,204
2,089		Zodiac S.A.	149,655
		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,448,755

WHOLESALE TRADE-NONDURABLE GOODS - 0.97%
3,728		Altana AG.	89,839
1,383		Axfood AB	46,679
9,276		Billabong International Ltd	123,301
16,820		C&C Group plc	139,109
2,331		Casino Guichard Perrachon S.A.	244,438
4,475		Celesio AG.	282,427
58,500		Esprit Holdings Ltd	929,366
109,474		Foster's Group Ltd	634,336
127,300		Li & Fung Ltd	540,389
93,000		Marubeni Corp	853,367
67,000		Nippon Oil Corp	622,374
2,078		Oriflame Cosmetics S.A.	126,084
3,500		Suzuken Co Ltd	117,921
95,662		Unilever NV	2,953,247
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,702,877

		TOTAL COMMON STOCKS	791,512,244
		(Cost $592,397,480)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

PREFERRED STOCKS - 0.15%

COMMUNICATIONS - 0.02%
4,220		ProSiebenSat.1 Media AG.	$132,626
		TOTAL COMMUNICATIONS	132,626

TRANSPORTATION EQUIPMENT - 0.13%
488		Porsche AG.	1,036,644
		TOTAL TRANSPORTATION EQUIPMENT	1,036,644

		TOTAL PREFERRED STOCKS	1,169,270
		(Cost $632,722)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.09%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.49%
$ 3,860,000		Federal Home Loan Bank (FHLB), 10/01/07	3,858,713
			3,858,713

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.60%
28,623,792		State Street Navigator Securities Lending Prime Portfolio	28,623,792
			28,623,792

		TOTAL SHORT-TERM INVESTMENTS	32,482,505
		(Cost $32,483,792)

		TOTAL PORTFOLIO - 103.91%	825,164,019
		(Cost $625,513,994)

		OTHER ASSETS & LIABILITIES, NET - (3.91)%	(31,024,566)

		NET ASSETS - 100.00%	$794,139,453

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SUMMARY OF MARKET VALUES BY COUNTRY
INTERNATIONAL EQUITY INDEX FUND
September 30, 2007
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES OF AMERICA	$41,160,958	4.99%
TOTAL DOMESTIC	41,160,958	4.99%

FOREIGN
AUSTRALIA	52,508,621	6.36
AUSTRIA	4,392,628	0.53
BELGIUM	9,025,636	1.09
DENMARK	7,044,649	0.85
FINLAND	14,987,797	1.82
FRANCE	80,397,709	9.74
GERMANY	67,078,140	8.13
GREECE	6,044,948	0.73
HONG KONG	16,397,831	1.99
IRELAND	5,557,976	0.67
ITALY	29,845,775	3.62
JAPAN	161,053,905	19.52
NETHERLANDS	28,185,776	3.42
NEW ZEALAND	1,135,091	0.14
NORWAY	8,657,947	1.05
PORTUGAL	2,713,506	0.33
SINGAPORE	8,809,369	1.07
SPAIN	32,833,374	3.98
SWEDEN	20,281,026	2.46
SWITZERLAND	51,756,642	6.27
UNITED KINGDOM	175,294,715	21.24
TOTAL FOREIGN	784,003,061	95.01

TOTAL PORTFOLIO	$825,164,019	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.24%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
1,772	*	Chiquita Brands International, Inc	$28,050
		TOTAL AGRICULTURAL PRODUCTION-CROPS	28,050

AMUSEMENT AND RECREATION SERVICES - 0.80%
11,723	*	Activision, Inc	253,100
1,088		International Speedway Corp (Class A)	49,896
109,232		Walt Disney Co	3,756,488
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,059,484

APPAREL AND ACCESSORY STORES - 0.63%
9,163		American Eagle Outfitters, Inc	241,079
933	*	AnnTaylor Stores Corp	29,548
1,535		Bebe Stores, Inc	22,457
1,936	*	Charming Shoppes, Inc	16,262
7,029	*	Chico's FAS, Inc	98,757
5,580		Foot Locker, Inc	85,541
35,971		Gap, Inc	663,305
14,233	*	Kohl's Corp	815,978
23,465		Limited Brands, Inc	537,114
10,292		Nordstrom, Inc	482,592
1,000	*	Pacific Sunwear Of California, Inc	14,800
4,978		Ross Stores, Inc	127,636
1,873		Stage Stores, Inc	34,145
		TOTAL APPAREL AND ACCESSORY STORES	3,169,214

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
77		Columbia Sportswear Co	4,259
1,241		Kellwood Co	21,159
3,798		Liz Claiborne, Inc	130,385
77		Phillips-Van Heusen Corp	4,041
1,841		Polo Ralph Lauren Corp	143,138
3,110		VF Corp	251,132
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	554,114

AUTO REPAIR, SERVICES AND PARKING - 0.06%
8,449	*	Hertz Global Holdings, Inc	191,961
1,721		Ryder System, Inc	84,329
1,419	*	Wright Express Corp	51,779
		TOTAL AUTO REPAIR, SERVICES AND PARKING	328,069

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
533		Advance Auto Parts	17,887
761		Asbury Automotive Group, Inc	15,075
1,958	*	Autozone, Inc	227,402
4,248	*	Carmax, Inc	86,362

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
781	*	Copart, Inc	$26,859
1,741	*	Rush Enterprises, Inc (Class A)	44,134
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	417,719

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.04%
1,537		Fastenal Co	69,795
101,132		Home Depot, Inc	3,280,722
67,867		Lowe's Cos, Inc	1,901,633
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,252,150

BUSINESS SERVICES - 6.25%
10,136	*	3Com Corp	50,072
764	*	3D Systems Corp	18,046
22,599		Accenture Ltd (Class A)	909,610
626		Administaff, Inc	22,724
21,380	*	Adobe Systems, Inc	933,451
2,493	*	Alliance Data Systems Corp	193,058
3,154	*	Ariba, Inc	34,000
22,140	*	Art Technology Group, Inc	66,863
7,978	*	Autodesk, Inc	398,661
41,495		Automatic Data Processing, Inc	1,905,865
49	*	Avocent Corp	1,427
13,349	*	BEA Systems, Inc	185,151
6,444	*	BearingPoint, Inc	26,098
1,800	*	Blackboard, Inc	82,512
1,085	*	Blue Coat Systems, Inc	85,455
1,978	*	Bottomline Technologies, Inc	24,784
305		Brink's Co	17,043
54,139	*	CMGI, Inc	73,629
5,009	*	CNET Networks, Inc	37,317
253	*	CSG Systems International, Inc	5,376
1,713	*	Cerner Corp	102,455
2,189	*	Checkfree Corp	101,876
4,688	*	Ciber, Inc	36,613
6,132	*	Cogent Communications Group, Inc	143,121
4,284	*	Cogent, Inc	67,173
600		Cognex Corp	10,656
9,926	*	Compuware Corp	79,607
6,572	*	Convergys Corp	114,090
5,347	*	DST Systems, Inc	458,826
1,527		Deluxe Corp	56,255
551	*	Digital River, Inc	24,657
4,140	*	Earthlink, Inc	32,789
196	*	Eclipsys Corp	4,571
12,198	*	Electronic Arts, Inc	682,966
1,398	*	Equinix, Inc	123,989
9,940	*	Expedia, Inc	316,887
2,285		Fair Isaac Corp	82,511
705	*	First Advantage Corp (Class A)	12,457
9,249	*	Fiserv, Inc	470,404
149	*	Gartner, Inc	3,645
989	*	Gerber Scientific, Inc	10,731
2,062	*	Getty Images, Inc	57,406
7,605	*	Google, Inc (Class A)	4,314,088

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,143		Jack Henry & Associates, Inc	$55,418
295	*	Hudson Highland Group, Inc	3,755
10,879		IMS Health, Inc	333,332
5,819	*	Informatica Corp	91,358
24,769	*	Innovative Solutions & Support, Inc	469,868
1,537		Interactive Data Corp	43,343
5,595	*	Internap Network Services Corp	79,281
2,420	*	Interwoven, Inc	34,437
11,014	*	Intuit, Inc	333,724
3,346	*	Ipass, Inc	14,053
5,165	*	Iron Mountain, Inc	157,429
3,356	*	Kinetic Concepts, Inc	188,876
3,512		Lamar Advertising Co (Class A)	171,983
4,517	*	Lawson Software, Inc	45,215
2,066	*	Lionbridge Technologies	8,243
700	*	Liquidity Services, Inc	7,693
685	*	MPS Group, Inc	7,638
2,659		Manpower, Inc	171,107
1,737		Marchex, Inc (Class B)	16,519
4,552		Mastercard, Inc (Class A)	673,559
1,620	*	Mentor Graphics Corp	24,462
307,177		Microsoft Corp	9,049,434
3,102	*	Midway Games, Inc	13,525
4,769		MoneyGram International, Inc	107,732
4,251	*	Monster Worldwide, Inc	144,789
17,582		NIC, Inc	122,019
1,141	*	Ness Technologies, Inc	12,460
16,929	*	Novell, Inc	129,337
25,620		Omnicom Group, Inc	1,232,066
1,376	*	Parametric Technology Corp	23,970
926	*	PeopleSupport, Inc	11,075
381		Portfolio Recovery Associates, Inc	20,220
3,000	*	Premiere Global Services, Inc	37,950
1,100		QAD, Inc	9,526
2,786	*	Quest Software, Inc	47,808
3,252	*	RealNetworks, Inc	22,049
7,004		Robert Half International, Inc	209,139
3,512	*	Salesforce.com, Inc	180,236
12,320	*	Sapient Corp	82,667
3,796	*	Smith Micro Software, Inc	60,964
1,666	*	Sohu.com, Inc	62,825
3,590	*	SonicWALL, Inc	31,341
24,577	*	Sonus Networks, Inc	149,920
2,784	*	Spherion Corp	22,996
142,632	*	Sun Microsystems, Inc	800,165
1,913	*	SYKES Enterprises, Inc	31,775
41,322	*	Symantec Corp	800,820
8,575	*	TIBCO Software, Inc	63,369
1,481	*	TeleTech Holdings, Inc	35,411
5,869	*	Tiens Biotech Group USA, Inc	19,661
8,584		Total System Services, Inc	238,463
480	*	Travelzoo, Inc	11,016
882	*	Trizetto Group, Inc	15,444
11,298	*	Unisys Corp	74,793

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,536		United Online, Inc	$38,065
2,006	*	United Rentals, Inc	64,533
2,095	*	Vasco Data Security International	73,974
10,947	*	VeriSign, Inc	369,352
457		Viad Corp	16,452
46,609	*	eBay, Inc	1,818,683
1,420	*	iGate Corp	12,169
400	*	inVentiv Health, Inc	17,528
1,522		infoUSA, Inc	14,139
		TOTAL BUSINESS SERVICES	31,610,068

CHEMICALS AND ALLIED PRODUCTS - 9.54%
5,201	*	Abraxis BioScience, Inc	118,739
837	*	Adams Respiratory Therapeutics, Inc	32,258
21,803		Air Products & Chemicals, Inc	2,131,461
1,000		Alberto-Culver Co	24,790
541	*	Alexion Pharmaceuticals, Inc	35,246
1,038	*	Alkermes, Inc	19,099
52,658	*	Amgen, Inc	2,978,863
1,775	*	Arena Pharmaceuticals, Inc	19,436
828	*	Array Biopharma, Inc	9,298
2,400	*	Auxilium Pharmaceuticals, Inc	50,592
12,507		Avery Dennison Corp	713,149
19,263		Avon Products, Inc	722,940
675		Balchem Corp	13,777
7,092	*	Barr Pharmaceuticals, Inc	403,606
3,820	*	Bentley Pharmaceuticals, Inc	47,674
4,801	*	BioMarin Pharmaceuticals, Inc	119,545
7,991	*	Biogen Idec, Inc	530,043
2,778	*	Bradley Pharmaceuticals, Inc	50,560
101,144		Bristol-Myers Squibb Co	2,914,970
4,932		Cabot Corp	175,234
4,139	*	Calgon Carbon Corp	57,780
2,700	*	Caraco Pharmaceutical Laboratories Ltd	41,175
3,549	*	Cell Genesys, Inc	13,557
1,507	*	Cephalon, Inc	110,101
6,107		Clorox Co	372,466
27,419		Colgate-Palmolive Co	1,955,523
305	*	Cypress Bioscience, Inc	4,175
2,313		Dade Behring Holdings, Inc	176,598
6,260	*	Dendreon Corp	48,139
24,026	*	Durect Corp	131,662
20,945		Ecolab, Inc	988,604
1,257	*	Encysive Pharmaceuticals, Inc	1,898
2,629	*	Enzon Pharmaceuticals, Inc	23,161
533		Estee Lauder Cos (Class A)	22,631
21,947	*	Forest Laboratories, Inc	818,404
26,341	*	Genentech, Inc	2,055,125
13,654	*	Genzyme Corp	846,002
1,241	*	Geron Corp	9,084
43,878	*	Gilead Sciences, Inc	1,793,294
4,493		H.B. Fuller Co	133,352
3,929	*	Human Genome Sciences, Inc	40,429
595	*	Idenix Pharmaceuticals, Inc	1,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,589	*	Idexx Laboratories, Inc	$174,139
861	*	Immucor, Inc	30,781
3,336	*	Inverness Medical Innovations, Inc	184,548
1,261	*	Invitrogen Corp	103,062
16,659	*	King Pharmaceuticals, Inc	195,243
50,146		Eli Lilly & Co	2,854,812
4,651		Lubrizol Corp	302,594
2,675	*	MGI Pharma, Inc	74,312
3,834		Mannatech, Inc	31,055
1,642	*	Medarex, Inc	23,251
5,250		Medicis Pharmaceutical Corp (Class A)	160,178
101,649		Merck & Co, Inc	5,254,237
7,816	*	Millennium Pharmaceuticals, Inc	79,332
850		Minerals Technologies, Inc	56,950
21,350	*	Mylan Laboratories, Inc	340,746
1,486	*	Nabi Biopharmaceuticals	6,033
700		Nalco Holding Co	20,755
3,519	*	Nastech Pharmaceutical Co, Inc	46,838
3,988	*	Neurocrine Biosciences, Inc	39,880
5,199	*	Noven Pharmaceuticals, Inc	82,820
419	*	OraSure Technologies, Inc	4,211
2,607	*	PDL BioPharma, Inc	56,337
10,301		PPG Industries, Inc	778,241
1,544	*	Pacific Ethanol, Inc	14,853
2,802	*	Par Pharmaceutical Cos, Inc	52,005
3,532	*	Penwest Pharmaceuticals Co	38,887
3,135	*	Pharmion Corp	144,649
5,265	*	Pozen, Inc	58,231
27,835		Praxair, Inc	2,331,460
4,086	*	Prestige Brands Holdings, Inc	44,864
122,770		Procter & Gamble Co	8,635,642
1,394	*	Progenics Pharmaceuticals, Inc	30,821
5,415		RPM International, Inc	129,689
16,750		Rohm & Haas Co	932,472
3,561	*	Salix Pharmaceuticals Ltd	44,228
72,792		Schering-Plough Corp	2,302,411
2,174	*	Sciele Pharma, Inc	56,567
1,840		Sensient Technologies Corp	53,121
4,262	*	Sepracor, Inc	117,205
14,724		Sigma-Aldrich Corp	717,648
1,509	*	Somaxon Pharmaceuticals, Inc	15,347
1,886	*	SuperGen, Inc	8,185
1,881	*	USANA Health Sciences, Inc	82,294
655	*	United Therapeutics Corp	43,584
2,516	*	VCA Antech, Inc	105,043
3,265		Valspar Corp	88,841
2,300	*	Vertex Pharmaceuticals, Inc	88,343
10,400	*	Warner Chilcott Ltd (Class A)	184,808
8,544	*	Watson Pharmaceuticals, Inc	276,826
1,848	*	Zymogenetics, Inc	24,116
		TOTAL CHEMICALS AND ALLIED PRODUCTS	48,278,655

COMMUNICATIONS - 5.38%
226,689		AT&T, Inc	9,591,211

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
17,600		Alltel Corp	$1,226,368
13,627	*	American Tower Corp (Class A)	593,320
381	*	Anixter International, Inc	31,413
900	*	Authorize.Net Holdings, Inc	15,867
12,788	*	Cablevision Systems Corp (Class A)	446,813
1,400		CenturyTel, Inc	64,708
22,738		Citadel Broadcasting Corp	94,590
8,959		Citizens Communications Co	128,293
2,113	*	Cox Radio, Inc (Class A)	27,575
2,565	*	Crown Castle International Corp	104,216
10,421	*	Crown Media Holdings, Inc (Class A)	74,927
703	*	Dobson Communications Corp (Class A)	8,991
6,348		Embarq Corp	352,974
5,670		Entercom Communications Corp (Class A)	109,601
2,970	*	Entravision Communications Corp (Class A)	27,383
1,390	*	FiberTower Corp	5,338
400	*	Fisher Communications, Inc	19,948
4,482		Gray Television, Inc	38,052
761		Hearst-Argyle Television, Inc	19,756
16,342	*	IAC/InterActiveCorp	484,867
40,466	*	Level 3 Communications, Inc	188,167
24,215	*	Liberty Global, Inc (Class A)	993,299
42,859	*	Liberty Media Holding Corp (Interactive A)	823,321
11,483	*	Liberty Media Corp - Capital (Series A)	1,433,423
6,436	*	Lin TV Corp (Class A)	83,732
1,600	*	Mediacom Communications Corp (Class A)	11,280
5,002	*	NII Holdings, Inc	410,914
708	*	NeuStar, Inc (Class A)	24,277
5,734	*	Novatel Wireless, Inc	129,875
4,752	*	Radio One, Inc (Class D)	17,725
3,009	*	SAVVIS, Inc	116,689
1,428	*	SBA Communications Corp (Class A)	50,380
813		Salem Communications Corp (Class A)	6,504
4,944	*	Spanish Broadcasting System, Inc (Class A)	12,756
110,889		Sprint Nextel Corp	2,106,891
2,670		Telephone & Data Systems, Inc	178,223
350	*	Terremark Worldwide, Inc	2,510
23,423	*	Time Warner Cable, Inc (Class A)	768,274
5,545	*	TiVo, Inc	35,211
208		USA Mobility, Inc	3,509
132,725		Verizon Communications, Inc	5,877,063
19,340		Windstream Corp	273,081
15,049	*	XM Satellite Radio Holdings, Inc (Class A)	213,244
		TOTAL COMMUNICATIONS	27,226,559

DEPOSITORY INSTITUTIONS - 8.83%
1,460		Astoria Financial Corp	38,734
46,416		BB&T Corp	1,874,742
176,456		Bank of America Corp	8,870,443
1,720		Bank of Hawaii Corp	90,902
55,055		Bank of New York Mellon Corp/The	2,430,128
2,750		City National Corp	191,153
10,260		Comerica, Inc	526,133
2,333		Commerce Bancorp, Inc	90,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
55,187		Fifth Third Bancorp	$1,869,736
2,580		First Horizon National Corp	68,783
7,540	*	Fremont General Corp	29,406
4,792		Hudson City Bancorp, Inc	73,701
4,245		IndyMac Bancorp, Inc	100,224
29,650		Keycorp	958,585
9,284		M&T Bank Corp	960,430
11,568		Marshall & Ilsley Corp	506,331
51,473		National City Corp	1,291,458
5,583		New York Community Bancorp, Inc	106,356
12,115		Northern Trust Corp	802,861
22,718		PNC Financial Services Group, Inc	1,547,096
2,210		People's United Financial, Inc	38,189
8,275		Popular, Inc	101,617
2,490		Provident Financial Services, Inc	40,761
49,834		Regions Financial Corp	1,469,106
680	*	SVB Financial Group	32,205
12,295		Sovereign Bancorp, Inc	209,507
17,530		State Street Corp	1,194,845
28,003		SunTrust Banks, Inc	2,118,987
100	*	Superior Bancorp	883
12,541		Synovus Financial Corp	351,775
121,097		US Bancorp	3,939,285
5,800		UnionBanCal Corp	338,778
1,790		Valley National Bancorp	39,702
91,475		Wachovia Corp	4,587,471
840		Washington Federal, Inc	22,058
65,013		Washington Mutual, Inc	2,295,609
650		Webster Financial Corp	27,378
148,333		Wells Fargo & Co	5,283,621
1,977		Zions Bancorporation	135,760
		TOTAL DEPOSITORY INSTITUTIONS	44,655,213

EATING AND DRINKING PLACES - 1.31%
6,027	*	AFC Enterprises	90,706
2,027		Applebees International, Inc	50,432
609		Bob Evans Farms, Inc	18,380
11,827		Darden Restaurants, Inc	495,078
78,122		McDonald's Corp	4,255,305
700		O'Charleys, Inc	10,612
200		Ruby Tuesday, Inc	3,668
42,321	*	Starbucks Corp	1,108,810
900	*	Cheesecake Factory	21,123
10,990		Tim Hortons, Inc	383,002
5,740		Wendy's International, Inc	200,383
		TOTAL EATING AND DRINKING PLACES	6,637,499

ELECTRIC, GAS, AND SANITARY SERVICES - 5.11%
52,123	*	AES Corp	1,044,545
16,385		AGL Resources, Inc	649,174
12,523		Alliant Energy Corp	479,881
3,623		Aqua America, Inc	82,170
15,469		Atmos Energy Corp	438,082
24,660		Avista Corp	501,831

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,626		CH Energy Group, Inc	$173,323
13,995		CMS Energy Corp	235,396
24,090		Centerpoint Energy, Inc	386,163
2,370		Central Vermont Public Service Corp	86,600
25,293		Cleco Corp	639,154
36,811		Consolidated Edison, Inc	1,704,349
9,189		Crosstex Energy, Inc	348,355
49,783		El Paso Corp	844,817
30,000		Empire District Electric Co	677,700
5,034		Energen Corp	287,542
20,612		Energy East Corp	557,555
1,347		EnergySouth, Inc	67,916
32,110		Hawaiian Electric Industries, Inc	697,108
1,741		ITC Holdings Corp	86,266
27,950		Idacorp, Inc	915,083
933		Laclede Group, Inc	30,117
7,127		MGE Energy, Inc	238,327
2,156		Markwest Hydrocarbon, Inc	125,328
4,454		Metal Management, Inc	241,407
12,586		NSTAR	438,119
19,963		National Fuel Gas Co	934,468
1,003		New Jersey Resources Corp	49,739
54,035		NiSource, Inc	1,034,230
8,811		Nicor, Inc	377,992
10,914		Northeast Utilities	311,813
2,030		Northwest Natural Gas Co	92,771
37,512		OGE Energy Corp	1,241,647
10,934		Oneok, Inc	518,272
59,554		Pepco Holdings, Inc	1,612,722
8,170		Piedmont Natural Gas Co, Inc	204,985
8,819		Pinnacle West Capital Corp	348,439
54,991		Puget Energy, Inc	1,345,630
23,360		Questar Corp	1,227,101
1,955		Resource America, Inc (Class A)	30,869
2,450		SJW Corp	83,643
11,071		Sempra Energy	643,446
26,442		Sierra Pacific Resources	415,933
6,830		South Jersey Industries, Inc	237,684
23,402		TECO Energy, Inc	384,495
5,867		UGI Corp	152,424
3,154		UIL Holdings Corp	99,351
15,195		Unisource Energy Corp	454,179
3,955		Vectren Corp	107,932
7,455		WGL Holdings, Inc	252,650
3,746	*	Waste Services, Inc	36,374
48,722		Williams Cos, Inc	1,659,471
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,834,568

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.68%
20,596	*	Advanced Micro Devices, Inc	271,867
17,750		Ametek, Inc	767,155
2,880	*	Anadigics, Inc	52,070
32,828	*	Apple Computer, Inc	5,040,411
5,054	*	Arris Group, Inc	62,417

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,948	*	Atheros Communications, Inc	$88,352
2,132		Baldor Electric Co	85,173
614	*	Benchmark Electronics, Inc	14,656
1,173	*	C-COR, Inc	13,478
1,600		CTS Corp	20,640
231,413	*	Cisco Systems, Inc	7,662,084
31,864	*	Conexant Systems, Inc	38,237
2,012	*	Cree, Inc	62,573
4,267	*	Ditech Networks, Inc	22,487
300	*	Dolby Laboratories, Inc (Class A)	10,446
605	*	Energizer Holdings, Inc	67,064
743	*	Energy Conversion Devices, Inc	16,881
1,135	*	Evergreen Solar, Inc	10,136
17,759	*	Finisar Corp	49,725
1,511	*	FuelCell Energy, Inc	13,508
3,603	*	GrafTech International Ltd	64,278
529	*	Greatbatch, Inc	14,066
1,965		Harman International Industries, Inc	170,012
4,802	*	Harmonic, Inc	50,949
256,524		Intel Corp	6,633,711
2,305	*	InterDigital, Inc	47,898
6,306	*	InterVoice, Inc	59,213
556		LSI Industries, Inc	11,409
35,038	*	LSI Logic Corp	259,982
1,197		Lincoln Electric Holdings, Inc	92,899
1,157	*	Loral Space & Communications, Inc	45,991
12,187	*	MRV Communications, Inc	30,224
1,544	*	Medis Technologies Ltd	20,072
31,330	*	Micron Technology, Inc	347,763
1,197	*	Microtune, Inc	7,206
9,264		Molex, Inc	249,480
115,919		Motorola, Inc	2,147,979
4,852	*	Novellus Systems, Inc	132,266
13,593	*	ON Semiconductor Corp	170,728
183	*	PLX Technology, Inc	1,976
685		Park Electrochemical Corp	23,002
2,968		Plantronics, Inc	84,736
1,283	*	Plexus Corp	35,154
3,021	*	Polycom, Inc	81,144
2,828	*	Power-One, Inc	14,423
6,111	*	Powerwave Technologies, Inc	37,644
3,708	*	QLogic Corp	49,873
78,760		Qualcomm, Inc	3,328,398
6,764	*	RF Micro Devices, Inc	45,522
3,393		RadioShack Corp	70,099
11,454	*	Silicon Storage Technology, Inc	36,882
91,507	*	Sirius Satellite Radio, Inc	319,359
7,773	*	Sycamore Networks, Inc	31,636
2,634	*	Symmetricom, Inc	12,380
2,358	*	TTM Technologies, Inc	27,282
1,509		Technitrol, Inc	40,668
2,450	*	Tekelec	29,645
4,571		Teleflex, Inc	356,172
18,477	*	Tellabs, Inc	175,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
16	*	Tessera Technologies, Inc	$600
70,544		Texas Instruments, Inc	2,581,205
4,827	*	Thomas & Betts Corp	283,055
12,188	*	Triquint Semiconductor, Inc	59,843
17,138		Tyco Electronics Ltd	607,199
1,000		Vicor Corp	12,120
1,385		Whirlpool Corp	123,403
12,976		Xilinx, Inc	339,193
786	*	Zoltek Cos, Inc	34,293
913	*	Zoran Corp	18,443
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	33,786,736

ENGINEERING AND MANAGEMENT SERVICES - 0.71%
2,593	*	Amylin Pharmaceuticals, Inc	129,650
2,164	*	Applera Corp (Celera Genomics Group)	30,426
1,040	*	Ariad Pharmaceuticals, Inc	4,815
908	*	CV Therapeutics, Inc	8,154
14,152	*	Celgene Corp	1,009,179
505		Corporate Executive Board Co	37,491
353	*	Gen-Probe, Inc	23,503
2,878	*	Harris Interactive, Inc	12,404
1,773	*	Hewitt Associates, Inc (Class A)	62,144
3,789	*	Incyte Corp	27,091
4,159	*	Isis Pharmaceuticals, Inc	62,260
473	*	Lifecell Corp	17,771
400	*	Maxygen, Inc	2,724
13,461		Moody's Corp	678,434
19,274		Paychex, Inc	790,234
9,112		Quest Diagnostics, Inc	526,400
1,345	*	Regeneron Pharmaceuticals, Inc	23,941
7,529	*	Rentech, Inc	16,263
1,573	*	Savient Pharmaceuticals, Inc	22,887
19	*	Symyx Technologies, Inc	165
153	*	Telik, Inc	445
3,940	*	Tetra Tech, Inc	83,213
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,569,594

FABRICATED METAL PRODUCTS - 0.83%
400		Ameron International Corp	42,308
10,682		Commercial Metals Co	338,085
837	*	Commercial Vehicle Group, Inc	10,739
4,038		Dynamic Materials Corp	193,380
2,418		Gulf Island Fabrication, Inc	92,827
1,400		Insteel Industries, Inc	21,490
40,415		Illinois Tool Works, Inc	2,410,351
3,970		Pentair, Inc	131,724
3,830		Silgan Holdings, Inc	205,862
2,125		Snap-On, Inc	105,272
9,248		Stanley Works	519,090
1,496		Valmont Industries, Inc	126,936
		TOTAL FABRICATED METAL PRODUCTS	4,198,064

FOOD AND KINDRED PRODUCTS - 3.36%
22,527		Campbell Soup Co	833,499

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
700		Corn Products International, Inc	$32,109
35,266		General Mills, Inc	2,045,781
25,755		H.J. Heinz Co	1,189,881
1,337	*	Hansen Natural Corp	75,781
13,005		Hershey Co	603,562
911		Imperial Sugar Co	23,804
2,120		J.M. Smucker Co	113,250
2,700	*	Jones Soda Co	32,562
33,394		Kellogg Co	1,870,064
71,012		Kraft Foods, Inc (Class A)	2,450,624
1,522		McCormick & Co, Inc	54,746
4,847		Pepsi Bottling Group, Inc	180,163
2,760		PepsiAmericas, Inc	89,534
77,943		PepsiCo, Inc	5,710,104
23,853		Sara Lee Corp	398,107
20,431		Wrigley (Wm.) Jr Co	1,312,283
		TOTAL FOOD AND KINDRED PRODUCTS	17,015,854

FOOD STORES - 0.27%
16		Arden Group, Inc (Class A)	2,232
2,434	*	Pathmark Stores, Inc	31,034
24,133		Safeway, Inc	799,044
7,356		Supervalu, Inc	286,958
4,554		Whole Foods Market, Inc	222,964
		TOTAL FOOD STORES	1,342,232

FORESTRY - 0.17%
3,100		Rayonier, Inc	148,924
10,077		Weyerhaeuser Co	728,567
		TOTAL FORESTRY	877,491

FURNITURE AND FIXTURES - 0.63%
5,118		Hillenbrand Industries, Inc	281,592
17,299		Johnson Controls, Inc	2,043,185
7,032		Leggett & Platt, Inc	134,733
29,762		Masco Corp	689,586
1,069		Tempur-Pedic International, Inc	38,217
		TOTAL FURNITURE AND FIXTURES	3,187,313

FURNITURE AND HOME FURNISHINGS STORES - 0.08%
10,325	*	Bed Bath & Beyond, Inc	352,289
2,561		Circuit City Stores, Inc	20,258
229	*	Mohawk Industries, Inc	18,618
1,000	*	Pier 1 Imports, Inc	4,730
305		Williams-Sonoma, Inc	9,949
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	405,844

GENERAL BUILDING CONTRACTORS - 0.19%
100		Amrep Corp	2,680
121	*	Avatar Holdings, Inc	6,042
4,810		Centex Corp	127,802
14,817		DR Horton, Inc	189,806
2,209	*	Hovnanian Enterprises, Inc (Class A)	24,498
6,515		Lennar Corp (Class A)	147,565

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
110		Lennar Corp (B Shares)	$2,338
1,209		MDC Holdings, Inc	49,496
391	*	Meritage Homes Corp	5,521
91	*	NVR, Inc	42,793
16,434		Pulte Homes, Inc	223,667
1,133		Ryland Group, Inc	24,280
2,113		Standard-Pacific Corp	11,600
5,302	*	Toll Brothers, Inc	105,987
915	*	WCI Communities, Inc	5,481
		TOTAL GENERAL BUILDING CONTRACTORS	969,556

GENERAL MERCHANDISE STORES - 1.28%
457	*	99 Cents Only Stores	4,693
424		Bon-Ton Stores, Inc	9,633
28,338		Costco Wholesale Corp	1,739,103
7,748		Family Dollar Stores, Inc	205,787
12,633		JC Penney Co, Inc	800,553
457	*	Retail Ventures, Inc	4,757
25,326		TJX Cos, Inc	736,227
46,824		Target Corp	2,976,602
		TOTAL GENERAL MERCHANDISE STORES	6,477,355

HEALTH SERVICES - 1.23%
6,616	*	Alliance Imaging, Inc	59,941
761	*	Amsurg Corp	17,556
1,129	*	Bio-Reference Labs, Inc	38,115
2,338		Brookdale Senior Living, Inc	93,076
6,762	*	Community Health Systems, Inc	212,597
1,680	*	Corvel Corp	38,842
4,214	*	DaVita, Inc	266,241
2,587	*	Edwards Lifesciences Corp	127,565
13,474	*	Express Scripts, Inc	752,119
16,979		Health Management Associates, Inc (Class A)	117,834
1,386	*	Healthways, Inc	74,802
3,645	*	Hythiam, Inc	27,119
900	*	LHC Group, Inc	19,323
7,869	*	Laboratory Corp of America Holdings	615,592
1,449	*	LifePoint Hospitals, Inc	43,484
4,341	*	Lincare Holdings, Inc	159,098
1,737	*	Medcath Corp	47,698
100		National Healthcare Corp	5,139
6,025	*	Nektar Therapeutics	53,201
6,291		Omnicare, Inc	208,421
1,012	*	Pediatrix Medical Group, Inc	66,205
1,884	*	Psychiatric Solutions, Inc	74,004
2,170	*	RehabCare Group, Inc	38,170
2,718	*	Sierra Health Services, Inc	114,672
37,079	*	WellPoint, Inc	2,926,275
		TOTAL HEALTH SERVICES	6,197,089

HOLDING AND OTHER INVESTMENT OFFICES - 2.34%
813		AMB Property Corp	48,626
23,340		Allied Capital Corp	685,963
3,017		American Financial Realty Trust	24,287

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,306		Annaly Mortgage Management, Inc	$52,665
14,854	*	Archstone-Smith Trust	893,320
2,707		AvalonBay Communities, Inc	319,588
5,277		Boston Properties, Inc	548,280
300		Capital Southwest Corp	36,828
2,455		Cherokee, Inc	94,174
2,500		Colonial Properties Trust	85,750
2,600		Developers Diversified Realty Corp	145,262
8,466		Duke Realty Corp	286,235
24,151		Equity Residential	1,023,036
300		Essex Property Trust, Inc	35,271
153		FelCor Lodging Trust, Inc	3,049
12,365		General Growth Properties, Inc	663,011
700		Gladstone Capital Corp	13,664
4,421		HCP, Inc	146,645
4,602		HRPT Properties Trust	45,514
1,300		Health Care REIT, Inc	57,512
153		Highwoods Properties, Inc	5,611
2,713		Hospitality Properties Trust	110,283
28,161		Host Marriott Corp	631,933
13,516		Kimco Realty Corp	611,058
153		Liberty Property Trust	6,152
10,962		Luminent Mortgage Capital, Inc	18,307
2,365		MFA Mortgage Investments, Inc	19,038
900		Mack-Cali Realty Corp	36,990
1,300		Mid-America Apartment Communities, Inc	64,805
800		NorthStar Realty Finance Corp	7,944
1,000		Post Properties, Inc	38,700
817		Potlatch Corp	36,790
14,359		Prologis	952,720
5,782		Public Storage, Inc	454,754
15,378		Simon Property Group, Inc	1,537,800
913	*	Tarragon Corp	2,392
15,866		Virgin Media, Inc	385,068
8,598		Vornado Realty Trust	940,191
3,243		WABCO Holdings, Inc	151,610
9,361		Weingarten Realty Investors	388,107
7,087		iStar Financial, Inc	240,887
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	11,849,820

HOTELS AND OTHER LODGING PLACES - 0.56%
8,819		Choice Hotels International, Inc	332,212
6,175	*	Gaylord Entertainment Co	328,634
15,105	*	Great Wolf Resorts, Inc	186,698
23,462		Hilton Hotels Corp	1,090,748
8,627	*	Lodgian, Inc	101,799
4,234		Marcus Corp	81,293
15,851		Marriott International, Inc (Class A)	689,043
		TOTAL HOTELS AND OTHER LODGING PLACES	2,810,427

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.55%
5,780	*	AGCO Corp	293,451
9,729		American Standard Cos, Inc	346,547
1,565		Ampco-Pittsburgh Corp	61,630

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
69,608		Applied Materials, Inc	$1,440,886
1,445	*	Astec Industries, Inc	83,015
8,648	*	Axcelis Technologies, Inc	44,191
4,025		Black & Decker Corp	335,283
1,585		Briggs & Stratton Corp	39,910
1,852	*	Brooks Automation, Inc	26,372
699		CDW Corp	60,953
757		Cascade Corp	49,334
1,693	*	Columbus McKinnon Corp	42,139
6,914		Cummins, Inc	884,231
17,179		Deere & Co	2,549,707
100,087	*	Dell, Inc	2,762,401
985		Donaldson Co, Inc	41,134
761	*	Dril-Quip, Inc	37,555
88,866	*	EMC Corp	1,848,413
5,176	*	ENGlobal Corp	59,058
844	*	Emulex Corp	16,179
652	*	Entegris, Inc	5,659
233	*	Extreme Networks, Inc	895
4,082	*	FMC Technologies, Inc	235,368
605		Flowserve Corp	46,089
400	*	Gardner Denver, Inc	15,600
1,756	*	Gehl Co	39,211
4,645		Graco, Inc	181,666
12,135	*	Grant Prideco, Inc	661,600
112,072		Hewlett-Packard Co	5,580,065
229	*	Intermec, Inc	5,981
65,014		International Business Machines Corp	7,658,649
832	*	Intevac, Inc	12,646
5,029	*	Lam Research Corp	267,845
837		Lennox International, Inc	28,291
3,804	*	Lexmark International, Inc (Class A)	157,980
1,117		Lufkin Industries, Inc	61,457
6,926		Manitowoc Co, Inc	306,683
1,905		Modine Manufacturing Co	50,711
2,884		Nordson Corp	144,806
1,537	*	Oil States International, Inc	74,237
4,326		Pall Corp	168,281
634	*	Rackable Systems, Inc	8,223
2,241		SPX Corp	207,427
305		Sauer-Danfoss, Inc	8,137
4,004	*	Semitool, Inc	38,839
3,602	*	Sigma Designs, Inc	173,760
47,050	*	Solectron Corp	183,495
7,205	*	SourceForge, Inc	17,652
6,075		Tennant Co	295,853
2,350	*	Terex Corp	209,197
1,235	*	TurboChef Technologies, Inc	16,302
840	*	Ultratech, Inc	11,642
4,152	*	Varian Medical Systems, Inc	173,927
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,070,563

INSTRUMENTS AND RELATED PRODUCTS - 5.78%
724	*	Advanced Medical Optics, Inc	22,147

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,715	*	Affymetrix, Inc	$43,510
377		Analogic Corp	24,038
4,250		Bard (C.R.), Inc	374,808
42,083		Baxter International, Inc	2,368,431
4,987		Beckman Coulter, Inc	367,841
19,324		Becton Dickinson & Co	1,585,534
55,682	*	Boston Scientific Corp	776,764
1,350	*	Bruker BioSciences Corp	11,880
1,436	*	Cepheid, Inc	32,741
529		Cooper Cos, Inc	27,730
17,138		Covidien Ltd	711,227
17,723	*	Credence Systems Corp	54,764
577	*	DJ Orthopedics, Inc	28,331
10,269		Dentsply International, Inc	427,601
68,900		Emerson Electric Co	3,666,858
533	*	Flir Systems, Inc	29,523
553	*	Formfactor, Inc	24,537
653	*	Hologic, Inc	39,833
4,451	*	ION Geophysical Corp	61,557
551	*	Illumina, Inc	28,586
898	*	Intuitive Surgical, Inc	206,540
3,346	*	Ixia	29,177
120,179		Johnson & Johnson	7,895,760
7,190		Kla-Tencor Corp	401,058
82	*	L-1 Identity Solutions, Inc	1,546
4,280	*	LTX Corp	15,280
1,550	*	MKS Instruments, Inc	29,481
62,996		Medtronic, Inc	3,553,604
1,678	*	Millipore Corp	127,192
606	*	OYO Geospace Corp	56,182
19,311		Pitney Bowes, Inc	877,106
381	*	Resmed, Inc	16,333
305	*	Rofin-Sinar Technologies, Inc	21,414
1,913		Roper Industries, Inc	125,302
16,981	*	St. Jude Medical, Inc	748,353
2,810		STERIS Corp	76,797
17,118		Stryker Corp	1,177,034
447	*	Techne Corp	28,197
3,270		Tektronix, Inc	90,710
20,555	*	Thermo Electron Corp	1,186,435
4,125	*	Waters Corp	276,045
1,902	*	X-Rite, Inc	27,465
36,347	*	Xerox Corp	630,257
11,358	*	Zimmer Holdings, Inc	919,884
800	*	Zygo Corp	10,424
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	29,235,817

INSURANCE AGENTS, BROKERS AND SERVICE - 0.52%
5,671		Brown & Brown, Inc	149,147
7,075	*	Crawford & Co (Class B)	44,997
26,361		Hartford Financial Services Group, Inc	2,439,711
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,633,855

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 4.22%
3,040	*	AMERIGROUP Corp	$104,819
31,451		Aetna, Inc	1,706,846
41,023		Aflac, Inc	2,339,952
8,189		Ambac Financial Group, Inc	515,170
3,447		American Financial Group, Inc	98,308
5,951		Assurant, Inc	318,379
7,465		Axis Capital Holdings Ltd	290,463
7,492		W.R. Berkley Corp	221,988
1,565	*	Centene Corp	33,663
39,398		Chubb Corp	2,113,309
20,852		Cincinnati Financial Corp	903,100
2,093		Commerce Group, Inc	61,681
6,428		Endurance Specialty Holdings Ltd	267,083
2,085		Erie Indemnity Co (Class A)	127,456
3,844		Everest Re Group Ltd	423,763
29,381		Genworth Financial, Inc (Class A)	902,878
2,922		HCC Insurance Holdings, Inc	83,686
1,217		Hanover Insurance Group, Inc	53,779
1,192	*	HealthExtras, Inc	33,173
500		LandAmerica Financial Group, Inc	19,490
26,062		Lincoln National Corp	1,719,310
9,643		MBIA, Inc	588,705
5,539		MGIC Investment Corp	178,965
293	*	Markel Corp	141,812
3,725		Mercury General Corp	200,889
1,311	*	Molina Healthcare, Inc	47,550
5,800		Nationwide Financial Services, Inc (Class A)	312,156
457		Odyssey Re Holdings Corp	16,959
3,089		PMI Group, Inc	101,010
2,574		Phoenix Cos, Inc	36,319
20,189		Principal Financial Group	1,273,724
51,405		Progressive Corp	997,771
985		Protective Life Corp	41,803
3,750		Radian Group, Inc	87,300
900		RenaissanceRe Holdings Ltd	58,869
13,874		Safeco Corp	849,366
381		Stancorp Financial Group, Inc	18,863
1,100		Tower Group, Inc	28,798
48,735		Travelers Cos, Inc/The	2,453,320
1,750		Unitrin, Inc	86,783
14,209		UnumProvident Corp	347,694
2,422	*	WellCare Health Plans, Inc	255,351
11,346		XL Capital Ltd (Class A)	898,603
		TOTAL INSURANCE CARRIERS	21,360,906

LEATHER AND LEATHER PRODUCTS - 0.16%
151	*	Collective Brands, Inc	3,331
15,962	*	Coach, Inc	754,524
2,309		Weyco Group, Inc	72,526
		TOTAL LEATHER AND LEATHER PRODUCTS	830,381

LUMBER AND WOOD PRODUCTS - 0.01%
1,707	*	Champion Enterprises, Inc	18,743

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
300		Skyline Corp	$9,024
		TOTAL LUMBER AND WOOD PRODUCTS	27,767

METAL MINING - 0.12%
6,475	*	Apex Silver Mines Ltd	125,939
2,358	*	Rosetta Resources, Inc	43,246
12,908		Royal Gold, Inc	422,737
		TOTAL METAL MINING	591,922

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.35%
1,840		Callaway Golf Co	29,458
1,145		Daktronics, Inc	31,167
2,536		Marine Products Corp	21,505
37,400		Mattel, Inc	877,404
390		Nautilus, Inc	3,108
3,302	*	Russ Berrie & Co, Inc	55,474
17,138		Tyco International Ltd	759,899
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,778,015

MISCELLANEOUS RETAIL - 1.13%
13,440	*	Amazon.com, Inc	1,251,936
14,577		Best Buy Co, Inc	670,834
658	*	Coldwater Creek, Inc	7,146
432	*	Dollar Tree Stores, Inc	17,513
3,824	*	GSI Commerce, Inc	101,718
315	*	Nutri/System, Inc	14,770
7,939	*	Office Depot, Inc	163,702
130	*	Overstock.com, Inc	3,744
1,100		Petsmart, Inc	35,090
33,065		Staples, Inc	710,567
2,200		Systemax, Inc	44,968
3,347		Tiffany & Co	175,215
46,202		Walgreen Co	2,182,582
8,004		World Fuel Services Corp	326,643
129	*	Priceline.com, Inc	11,449
		TOTAL MISCELLANEOUS RETAIL	5,717,877

MOTION PICTURES - 1.11%
457	*	Avid Technology, Inc	12,376
16,076	*	Discovery Holding Co (Class A)	463,793
4,621	*	DreamWorks Animation SKG, Inc (Class A)	154,434
2,881		Regal Entertainment Group (Class A)	63,238
205,387		Time Warner, Inc	3,770,905
29,064	*	Viacom, Inc (Class B)	1,132,624
		TOTAL MOTION PICTURES	5,597,370

NONDEPOSITORY INSTITUTIONS - 1.95%
3,413		Advanta Corp (Class A)	83,175
7,241	*	AmeriCredit Corp	127,297
15,417		American Capital Strategies Ltd	658,768
63,429		American Express Co	3,765,780
1,500		Asta Funding, Inc	57,480
22,695		Capital One Financial Corp	1,507,629
5,096		CapitalSource, Inc	103,143
1,937		Centerline Holding Co	29,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,035	*	Credit Acceptance Corp	$70,109
2,741		Federal Agricultural Mortgage Corp (Class C)	80,476
4,709		First Marblehead Corp	178,612
48,395		Freddie Mac	2,855,789
1,200	*	INVESTools, Inc	14,508
12,645		MCG Capital Corp	181,962
2,737		Nelnet, Inc (Class A)	49,923
1,600	*	PHH Corp	42,048
1,293	*	World Acceptance Corp	42,772
		TOTAL NONDEPOSITORY INSTITUTIONS	9,849,204

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
7,943		AMCOL International Corp	262,834
1,771		Florida Rock Industries, Inc	110,670
7,375		Vulcan Materials Co	657,481
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,030,985

OIL AND GAS EXTRACTION - 4.17%
1,916	*	ATP Oil & Gas Corp	90,109
3,418		Atlas America, Inc	176,471
5,254		Berry Petroleum Co (Class A)	208,006
900	*	Bronco Drilling Co, Inc	13,320
4,802	*	Callon Petroleum Co	66,844
4,606	*	Cameron International Corp	425,088
837	*	Carrizo Oil & Gas, Inc	37,548
6,191	*	Cheniere Energy, Inc	242,501
40,666		Chesapeake Energy Corp	1,433,883
8,707		Cimarex Energy Co	324,336
1,030	*	Complete Production Services, Inc	21,094
2,924	*	Contango Oil & Gas Co	105,849
2,149	*	Delta Petroleum Corp	38,575
15,502	*	Denbury Resources, Inc	692,784
14,427		ENSCO International, Inc	809,355
1,370	*	EXCO Resources, Inc	22,660
4,054	*	Edge Petroleum Corp	52,053
2,970	*	Encore Acquisition Co	94,001
28,084		Equitable Resources, Inc	1,456,717
533	*	Exterran Holdings, Inc	42,821
6,238	*	Forest Oil Corp	268,484
533	*	GMX Resources, Inc	17,147
11,751	*	GeoGlobal Resources, Inc	42,304
5,515	*	Global Industries Ltd	142,066
19,693		GlobalSantaFe Corp	1,497,062
2,151	*	Goodrich Petroleum Corp	68,187
8,031	*	Grey Wolf, Inc	52,603
3,467	*	Helix Energy Solutions Group, Inc	147,209
13,813		Helmerich & Payne, Inc	453,481
4,062	*	McMoRan Exploration Co	54,634
38,009	*	Meridian Resource Corp	94,262
13,435	*	Nabors Industries Ltd	413,395
9,477	*	National Oilwell Varco, Inc	1,369,427
12,820		Noble Corp	628,821
657	*	Oceaneering International, Inc	49,801
3,912	*	Parallel Petroleum Corp	66,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
12,280	*	PetroHawk Energy Corp	$201,638
1,416	*	Petroleum Development Corp	62,800
4,283	*	Petroquest Energy, Inc	45,957
11,693		Pioneer Natural Resources Co	525,951
5,220	*	Plains Exploration & Production Co	230,828
7,516		Pogo Producing Co	399,175
10,979	*	Pride International, Inc	401,282
5,615	*	Quicksilver Resources, Inc	264,186
300		RPC, Inc	4,263
8,714		Range Resources Corp	354,311
5,615		Rowan Cos, Inc	205,397
12,737		Smith International, Inc	909,422
5,899	*	Southwestern Energy Co	246,873
3,978		St. Mary Land & Exploration Co	141,895
3,305	*	Stone Energy Corp	132,233
1,765	*	Superior Energy Services	62,552
4,066	*	Swift Energy Co	166,381
3,817	*	TXCO Resources, Inc	34,200
6,942		Tidewater, Inc	436,235
4,765	*	Toreador Resources Corp	56,370
17,194	*	Transocean, Inc	1,943,782
2,413	*	Unit Corp	116,789
1,310	*	Venoco, Inc	22,467
3,098		W&T Offshore, Inc	75,529
1,141	*	Warren Resources, Inc	14,308
2,141	*	Whiting Petroleum Corp	95,167
36,400		XTO Energy, Inc	2,250,976
		TOTAL OIL AND GAS EXTRACTION	21,120,330

PAPER AND ALLIED PRODUCTS - 0.97%
8,656		Bemis Co	251,976
3,274		Bowater, Inc	48,848
6,951	*	Buckeye Technologies, Inc	105,238
3,850	*	Chesapeake Corp	32,571
2,495	*	Domtar Corporation	20,459
800		Glatfelter	11,872
20,460		International Paper Co	733,900
32,293		Kimberly-Clark Corp	2,268,906
20,361		MeadWestvaco Corp	601,260
4,468		Packaging Corp of America	129,885
2,117		Rock-Tenn Co (Class A)	61,181
108	*	Smurfit-Stone Container Corp	1,261
10,915		Sonoco Products Co	329,415
5,340		Temple-Inland, Inc	281,044
1,674		Wausau Paper Corp	18,665
		TOTAL PAPER AND ALLIED PRODUCTS	4,896,481

PERSONAL SERVICES - 0.01%
1,200		Regis Corp	38,292
605		Weight Watchers International, Inc	34,824
		TOTAL PERSONAL SERVICES	73,116

PETROLEUM AND COAL PRODUCTS - 3.49%
4,065		Alon USA Energy, Inc	137,316

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
32,966		Apache Corp	$2,968,918
1,950		Ashland, Inc	117,410
7,400		Cabot Oil & Gas Corp	260,184
36,607		Devon Energy Corp	3,045,702
23,351		EOG Resources, Inc	1,688,978
15,844		Frontier Oil Corp	659,744
1,595	*	Headwaters, Inc	23,734
21,988		Hess Corp	1,462,862
5,307		Holly Corp	317,518
16,396		Murphy Oil Corp	1,145,916
9,512	*	Newfield Exploration Co	458,098
23,879		Noble Energy, Inc	1,672,485
12,614		Sunoco, Inc	892,819
37,451		Valero Energy Corp	2,515,958
7,562		Western Refining, Inc	306,866
		TOTAL PETROLEUM AND COAL PRODUCTS	17,674,508

PIPELINES, EXCEPT NATURAL GAS - 0.26%
53,750		Spectra Energy Corp	1,315,800
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,315,800

PRIMARY METAL INDUSTRIES - 1.64%
24,222		Alcoa, Inc	947,565
1,542		Allegheny Technologies, Inc	169,543
1,663	*	Brush Engineered Materials, Inc	86,293
8,219	*	Century Aluminum Co	432,730
1,741	*	CommScope, Inc	87,468
65,244		Corning, Inc	1,608,265
457		Encore Wire Corp	11,484
3,678	*	LB Foster Co (Class A)	159,846
5,633		Gibraltar Industries, Inc	104,211
3,906		Hubbell, Inc (Class B)	223,111
5,488		Mueller Industries, Inc	198,336
26,108		Nucor Corp	1,552,643
4,390		Olympic Steel, Inc	119,232
3,667		Quanex Corp	172,276
10,360		Steel Dynamics, Inc	483,812
6,210		Tredegar Corp	107,123
10,669		United States Steel Corp	1,130,274
11,803	*	Wheeling-Pittsburgh Corp	227,798
19,403		Worthington Industries, Inc	457,135
		TOTAL PRIMARY METAL INDUSTRIES	8,279,145

PRINTING AND PUBLISHING - 0.86%
761	*	ACCO Brands Corp	17,077
2,926		Dow Jones & Co, Inc	174,682
5,369		Dun & Bradstreet Corp	529,437
1,737		Harte-Hanks, Inc	34,184
26,610		McGraw-Hill Cos, Inc	1,354,715
3,580		Meredith Corp	205,134
21,505		New York Times Co (Class A)	424,939
2,170	*	R.H. Donnelley Corp	121,563
10,799		EW Scripps Co (Class A)	453,558
614		Standard Register Co	7,804

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
16,021	*	Tribune Co	$437,694
822	*	Valassis Communications, Inc	7,332
719		Washington Post Co (Class B)	577,213
		TOTAL PRINTING AND PUBLISHING	4,345,332

RAILROAD TRANSPORTATION - 0.69%
29,458		CSX Corp	1,258,740
533	*	Genesee & Wyoming, Inc (Class A)	15,372
3,987	*	Kansas City Southern Industries, Inc	128,262
40,108		Norfolk Southern Corp	2,082,006
		TOTAL RAILROAD TRANSPORTATION	3,484,380

REAL ESTATE - 0.07%
7,388	*	CB Richard Ellis Group, Inc (Class A)	205,682
1,693		Forest City Enterprises, Inc (Class A)	93,386
229		Jones Lang LaSalle, Inc	23,532
7,397		Stewart Enterprises, Inc (Class A)	56,365
		TOTAL REAL ESTATE	378,965

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.42%
32,476		Nike, Inc (Class B)	1,905,042
6,090		Sealed Air Corp	155,660
1,937		Spartech Corp	33,045
1,610		Tupperware Corp	50,699
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	2,144,446

SECURITY AND COMMODITY BROKERS - 3.43%
3,487		A.G. Edwards, Inc	292,036
8,078		Ameriprise Financial, Inc	509,803
2,193		BlackRock, Inc	380,288
2,045		CME Group, Inc	1,201,131
57,397		Charles Schwab Corp	1,239,775
13,920	*	E*Trade Financial Corp	181,795
1,433		Eaton Vance Corp	57,263
2,216		Federated Investors, Inc (Class B)	87,975
15,747		Franklin Resources, Inc	2,007,743
21,401		Goldman Sachs Group, Inc	4,638,453
2,751	*	IntercontinentalExchange, Inc	417,877
153	*	Investment Technology Group, Inc	6,576
6,129		Janus Capital Group, Inc	173,328
4,264		Legg Mason, Inc	359,413
51,624		Merrill Lynch & Co, Inc	3,679,759
8,200		NYSE Euronext	649,194
2,480	*	Nasdaq Stock Market, Inc	93,446
2,465		Nymex Holdings, Inc	320,894
6,886		SEI Investments Co	187,850
15,917		T Rowe Price Group, Inc	886,418
		TOTAL SECURITY AND COMMODITY BROKERS	17,371,017

SOCIAL SERVICES - 0.01%
6,300	*	Capital Senior Living Corp	53,046
		TOTAL SOCIAL SERVICES	53,046

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
SPECIAL TRADE CONTRACTORS - 0.04%
1,785	*	Layne Christensen Co	$99,032
4,396	*	Quanta Services, Inc	116,274
		TOTAL SPECIAL TRADE CONTRACTORS	215,306

STONE, CLAY, AND GLASS PRODUCTS - 0.89%
43,299		3M Co	4,051,920
241		Apogee Enterprises, Inc	6,252
2,629		CARBO Ceramics, Inc	133,369
180	*	Cabot Microelectronics Corp	7,695
1,975		Eagle Materials, Inc	70,587
7,296		Gentex Corp	156,426
2,200	*	Owens Corning, Inc	55,110
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,481,359

TRANSPORTATION BY AIR - 0.61%
8,842	*	AMR Corp	197,088
1,560	*	Air Methods Corp	72,072
5,465	*	Airtran Holdings, Inc	53,776
1,694	*	Alaska Air Group, Inc	39,114
7,778	*	Continental Airlines, Inc (Class B)	256,907
10,259	*	ExpressJet Holdings, Inc	31,700
13,755		FedEx Corp	1,440,836
8,660	*	JetBlue Airways Corp	79,845
800	*	PHI, Inc	24,112
4,790		Skywest, Inc	120,564
52,782		Southwest Airlines Co	781,174
		TOTAL TRANSPORTATION BY AIR	3,097,188

TRANSPORTATION EQUIPMENT - 1.25%
1,141	*	Accuride Corp	13,818
381	*	Aftermarket Technology Corp	12,093
3,706		American Axle & Manufacturing Holdings, Inc	93,576
4,001		ArvinMeritor, Inc	67,297
12,311		Autoliv, Inc	735,582
22,662	*	BE Aerospace, Inc	941,153
429		Federal Signal Corp	6,589
21,908		Genuine Parts Co	1,095,400
18,333		Harley-Davidson, Inc	847,168
8,970		Harsco Corp	531,652
1,838		Noble International Ltd	39,131
11,884		Paccar, Inc	1,013,111
15,285	*	Spirit Aerosystems Holdings, Inc (Class A)	595,198
3,350		Superior Industries International, Inc	72,662
2,552	*	Tenneco, Inc	79,138
985		Thor Industries, Inc	44,315
7,979	*	Visteon Corp	41,092
2,265		Westinghouse Air Brake Technologies Corp	84,847
		TOTAL TRANSPORTATION EQUIPMENT	6,313,822

TRANSPORTATION SERVICES - 0.05%
1,793		CH Robinson Worldwide, Inc	97,342
3,054		Expeditors International Washington, Inc	144,454
		TOTAL TRANSPORTATION SERVICES	241,796

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.62%
41,880		United Parcel Service, Inc (Class B)	$3,145,188
		TOTAL TRUCKING AND WAREHOUSING	3,145,188

WATER TRANSPORTATION - 0.04%
2,259	*	Gulfmark Offshore, Inc	109,923
2,713	*	Hornbeck Offshore Services, Inc	99,567
		TOTAL WATER TRANSPORTATION	209,490

WHOLESALE TRADE-DURABLE GOODS - 0.63%
900		Agilysys, Inc	15,210
11,600		Barnes Group, Inc	370,272
2,820		BorgWarner, Inc	258,115
3,816		Castle (A.M.) & Co	124,402
1,318	*	Cytyc Corp	62,803
7,276		IKON Office Solutions, Inc	93,497
1,841	*	MWI Veterinary Supply, Inc	69,498
743		Martin Marietta Materials, Inc	99,228
7,790	*	Patterson Cos, Inc	300,772
8,244		Reliance Steel & Aluminum Co	466,116
13,171		Ryerson Tull, Inc	444,390
153	*	Tech Data Corp	6,138
8,532		W.W. Grainger, Inc	778,033
1,743	*	WESCO International, Inc	74,844
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,163,318

WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
681		Airgas, Inc	35,160
6,350	*	Akorn, Inc	47,562
971	*	Allscripts Healthcare Solutions, Inc	26,246
1,522		Dean Foods Co	38,933
7,460	*	Endo Pharmaceuticals Holdings, Inc	231,335
1,247	*	Henry Schein, Inc	75,867
6,731		Idearc, Inc	211,825
300		Men's Wearhouse, Inc	15,156
1,817		Nash Finch Co	72,371
2,716		Spartan Stores, Inc	61,191
50,026		Sysco Corp	1,780,425
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,596,071

		TOTAL COMMON STOCKS	502,063,503
		(Cost $432,102,901)

SHORT-TERM INVESTMENTS - 1.31%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.31%
$ 6,650,000		Federal Home Loan Bank (FHLB), 10/01/07	6,647,783
			6,647,783

		TOTAL SHORT-TERM INVESTMENTS	6,647,783
		(Cost $6,650,000)

		TOTAL PORTFOLIO - 100.55%	508,711,286
		(Cost $438,752,901)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

	OTHER ASSETS & LIABILITIES, NET - (0.55)%	$(2,795,253)

	NET ASSETS - 100.00%	$505,916,033

	ABBREVIATION:
	ADR - American Depositary Receipt

*	Non-income producing

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.18%

AMUSEMENT AND RECREATION SERVICES - 1.12%
2,000,000	*	Galaxy Entertainment Group Ltd	$2,215,119
80,000	*	Penn National Gaming, Inc	4,721,600
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,936,719

GENERAL MERCHANDISE STORES - 0.51%
97,000		Macy's, Inc	3,135,040
		TOTAL GENERAL MERCHANDISE STORES	3,135,040

HOLDING AND OTHER INVESTMENT OFFICES - 89.39%
204,700	e	Acadia Realty Trust	5,553,511
223,000		AMB Property Corp	13,337,630
120,500		Associated Estates Realty Corp	1,571,320
249,100		AvalonBay Communities, Inc	29,408,746
35,000		BioMed Realty Trust, Inc	843,500
334,600		Boston Properties, Inc	34,764,940
241,700		Camden Property Trust	15,529,225
494,900	e	Corporate Office Properties Trust	20,602,687
102,700		DiamondRock Hospitality Co	1,788,007
61,100		Digital Realty Trust, Inc	2,406,729
387,900	e	EastGroup Properties, Inc	17,556,354
568,300		Equity Residential	24,073,188
128,100	e	Essex Property Trust, Inc	15,060,717
298,413		Federal Realty Investment Trust	26,439,392
186,200		General Growth Properties, Inc	9,984,044
103,000		Gramercy Capital Corp	2,592,510
140,000	g,m,v*	GSC Capital Corp	271,600
384,149		HCP, Inc	12,742,222
888,100		Host Marriott Corp	19,928,964
200,000		iShares Dow Jones US Real Estate Index Fund	15,294,000
15,000		Kilroy Realty Corp	909,450
167,300		Kimco Realty Corp	7,563,633
238,800		Macerich Co	20,914,104
43,000		Maguire Properties, Inc	1,110,690
872,204	e	Mission West Properties, Inc	10,597,278
126,547		Nationwide Health Properties, Inc	3,812,861
62,300		Pennsylvania Real Estate Investment Trust	2,425,962
211,200	m,v*	People's Choice Financial Corp	(0)
246,600	e	Post Properties, Inc	9,543,420
525,500		Prologis	34,866,925
251,400		Public Storage, Inc	19,772,610
309,800		Regency Centers Corp	23,777,150
547,400		Simon Property Group, Inc	54,740,000
210,680		SL Green Realty Corp	24,601,103
160,500	e	Strategic Hotels & Resorts, Inc	3,304,695
133,000		Sun Communities, Inc	4,000,640

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
422,300		Taubman Centers, Inc	$23,120,925
214,000		Ventas, Inc	8,859,600
269,400		Vornado Realty Trust	29,458,890
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	553,129,222

HOTELS AND OTHER LODGING PLACES - 3.61%
19,000		Accor S.A.	1,686,806
154,000		Orient-Express Hotels Ltd (Class A)	7,895,580
209,900		Starwood Hotels & Resorts Worldwide, Inc	12,751,425
		TOTAL HOTELS AND OTHER LODGING PLACES	22,333,811

JUSTICE, PUBLIC ORDER AND SAFETY - 0.93%
219,000	*	Corrections Corp of America	5,731,230
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	5,731,230

REAL ESTATE - 2.62%
310,000	g,m,v*	Asset Capital Corp, Inc	1,677,100
76,800	*	Brookfield Properties Corp	1,912,320
93,100	*	CB Richard Ellis Group, Inc (Class A)	2,591,904
350,000		City Developments Ltd	3,816,897
519,378		Thomas Properties Group, Inc	6,232,536
		TOTAL REAL ESTATE	16,230,757

		TOTAL COMMON STOCKS	607,496,779
		(Cost $589,840,206)

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.27%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.78%
$ 4,810,000		Federal Home Loan Bank (FHLB), 10/01/07	4,808,397
			4,808,397

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.49%
3,049,718		State Street Navigator Securities Lending Prime Portfolio	3,049,719
			3,049,719

		TOTAL SHORT-TERM INVESTMENTS	7,858,116
		(Cost $7,859,719)

		TOTAL PORTFOLIO - 99.45%	615,354,895
		(Cost $597,699,925)

		OTHER ASSETS & LIABILITIES, NET - 0.55%	3,416,284

		NET ASSETS - 100.00%	$618,771,179

	*	Non-income producing
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At September 30, 2007, the value of these securities amounted to $1,948,700 or 0.31% of net assets.
	m	Indicates a security has been deemed illiquid
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION FUND II
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES		COMPANY	VALUE
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.97%
22,851,373	q	TIAA-CREF Institutional Bond Plus Fund II	$228,513,729
9,411	q	TIAA-CREF Institutional High-Yield Fund II	93,545
5,253,725	q	TIAA-CREF Institutional International Equity Fund	78,700,800
13,118,024	q	TIAA-CREF Institutional Large-Cap Growth Fund	157,941,008
8,787,662	q	TIAA-CREF Institutional Large-Cap Value Fund	149,566,007
1,085	q	TIAA-CREF Institutional Money Market Fund	1,085
189	q	TIAA-CREF Institutional Real Estate Securities Fund	2,768
8,953	q	TIAA-CREF Institutional Short-Term Bond Fund II	89,888
1,736,836	q	TIAA-CREF Institutional Small-Cap Equity Fund	26,799,379
		TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	641,708,209
		(Cost $574,323,709)

		TOTAL PORTFOLIO - 99.97%	641,708,209
		(Cost $574,323,709)

		OTHER ASSETS & LIABILITIES, NET - 0.03%	195,800

		NET ASSETS - 100.00%	$641,904,009

	q	Affiliated fund.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2007

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 97.89%

CORPORATE BONDS - 38.07%

AMUSEMENT AND RECREATION SERVICES - 0.09%
$ 1,480,000		Walt Disney Co	5.700%	07/15/11	A2	$1,501,130
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,501,130

ASSET BACKED - 13.37%
5,000,000		AmeriCredit Automobile Receivables Trust
		Series 2006-AF (Class A4)	5.640	09/06/13	Aaa	5,046,210
5,000,000		AmeriCredit Automobile Receivables Trust
		Series 2007-BF (Class A3A)	5.160	04/06/12	Aaa	5,002,400
186,349	i	AQ Finance NIM Trust Series 2004-RN2	5.331	04/25/09	Aaa	183,556
124,444	i,v	AQ Finance NIM Trust Series 2004-RN3	5.311	05/25/09	Aaa	124,426
55,677		Asset Backed Funding Corp NIM Trust Series
		2005-WMC1 (Class N1)	5.900	07/26/35	NR	2,532
4,000,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	4,005,728
2,500,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	2,497,195
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	396,009
13,091,389	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	12,270,415
883,119	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	597,593
883,119	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	778,348
747,847		Chase Manhattan Auto Owner Trust Series
		2004-A (Class A4)	2.830	09/15/10	Aaa	741,231
1,010,000		CIT Equipment Collateral Series 2005-VT1
		(Class A4)	4.360	11/20/12	Aaa	1,006,273
1,286,892	i	CIT Group Home Equity Loan Trust Series
		2002-1 (Class AF6)	6.200	02/25/30	Aaa	1,286,536
4,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	3,961,616
6,000,000	d,i	Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	5,939,238
4,000,000	i	Countrywide Asset-Backed Certificates Series
		2007-S2 (Class A3)	5.813	05/25/37	Aaa	3,956,064
188,415	i	Countrywide Home Equity Loan Trust Series
		2004-B (Class 1A)	5.973	02/15/29	Aaa	185,809
2,179,911	i	Credit-Based Asset Servicing and
		Securitization LLC Series 2007-MX1 (Class
		A1)	6.159	12/25/36	Aaa	2,172,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,700,000	i	Credit-Based Asset Servicing and
		Securitization LLC Series 2007-MX1 (Class
		A2)	5.763%	12/25/36	Aaa	$2,653,139
139,728		Detroit Edison Securitization Funding LLC
		Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	140,158
7,000,000	i	Flagstar Home Equity Loan Trust Series 2007-
		1A (Class AF3)	5.781	01/25/35	Aaa	6,910,414
307,158	i	GMAC Mortgage Corporation Loan Trust 2005-
		HE2 A3	4.622	11/25/35	Aaa	303,615
1,435,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	1,423,265
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	1,332,056
954,205	i	Golden Securities Corp Series 2003-A (Class
		A1)	5.428	12/02/13	Aaa	953,051
9,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	8,965,629
2,000,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A5)	5.080	11/25/11	Aaa	1,986,104
3,000,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aaa	2,991,756
2,324,629		HFC Home Equity Loan Asset Backed
		Certificates Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	2,314,699
2,371,167	i	HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	2,361,763
5,000,000	i	HFC Home Equity Loan Asset Backed
		Certificates Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	4,955,900
15,000,000		Honda Auto Receivables Owner Trust Series
		2007-1 (Class A4)	5.090	07/18/13	NR	14,970,225
2,020,000		Household Automotive Trust Series 2006-2
		(Class A3)	5.610	08/17/11	Aaa	2,027,276
6,760,000		Household Credit Card Master Note Trust I
		Series 2006-1 (Class A)	5.100	06/15/12	Aaa	6,796,234
13,378,865		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	13,368,082
3,000,000		JPMorgan Auto Receivables Trust Series 2007-
		A (Class A3)	5.190	02/15/11	Aaa	3,003,732
2,173,978		Marriott Vacation Club Owner Trust Series
		2006-1A (Class A)	5.737	04/20/28	Aaa	2,185,619
2,571,161		Marriott Vacation Club Owner Trust Series
		2007-1A (Class A)	5.518	05/20/29	Aaa	2,566,236
9,200,000		Nissan Auto Lease Trust Series 2006-A (Class
		A3)	5.110	03/15/10	Aaa	9,197,488
3,800,000		Nissan Auto Lease Trust Series 2006-A (Class
		A4)	5.100	07/16/12	Aaa	3,800,771
5,000,000		Nissan Auto Receivables Owner Trust Series
		2007-A (Class A3)	5.100	11/15/10	Aaa	5,002,885
237,271		Peco Energy Transition Trust Series 1999-A
		(Class A7)	6.130	03/01/09	Aaa	238,971
215,471		Public Service New Hampshire Funding LLC
		Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	216,173
8,000,000	i	Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)	5.751	11/25/34	Aa1	7,795,528

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 413,611	i	Residential Asset Securities Corp Series 2001-
		KS2 (Class AI6)	6.489%	10/25/30	Aaa	$412,243
1,350,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aaa	1,341,158
1,600,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,565,026
200,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	159,406
2,020,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	2,013,786
6,760,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	6,569,672
1,400,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	1,375,585
2,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aaa	2,423,390
2,020,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	1,985,145
977,935	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	988,028
7,895,534	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	7,646,331
5,000,000		Triad Auto Receivables Owner Trust Series
		2005-A (Class A4)	4.220	06/12/12	Aaa	4,941,475
9,000,000	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500	09/21/09	Aaa	9,019,935
10,000,000	d	Volkswagen Auto Lease Trust Series 2006-A
		(Class A4)	5.540	04/20/11	Aaa	10,051,830
8,000,000		Wachovia Auto Loan Owner Trust Series 2006-
		2A (Class A3)	5.230	08/22/11	Aaa	8,005,024
941,645	i	Wachovia Loan Trust Series 2005-SD1 (Class
		A)	5.491	05/25/35	NR	912,274
		TOTAL ASSET BACKED				218,024,856

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.19%
1,720,000		Home Depot, Inc	5.400	03/01/16	Baa1	1,611,475
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,458,490
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				3,069,965

BUSINESS SERVICES - 0.14%
670,000		Daimler Finance North America LLC	5.875	03/15/11	A3	679,651
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	A3	1,362,554
270,000		Daimler Finance North America LLC	6.500	11/15/13	A3	279,969
		TOTAL BUSINESS SERVICES				2,322,174

CHEMICALS AND ALLIED PRODUCTS - 0.52%
1,620,000		Abbott Laboratories	5.600	05/15/11	A1	1,650,043
2,250,000	g	Amgen, Inc	5.850	06/01/17	A2	2,228,553
740,000		Ecolab, Inc	6.875	02/01/11	A2	773,844
280,000		EI Du Pont de Nemours & Co	3.375	11/15/07	A2	279,317
1,105,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,040,861
2,150,000		Johnson & Johnson	5.950	08/15/37	Aaa	2,204,636
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	247,958
		TOTAL CHEMICALS AND ALLIED PRODUCTS				8,425,212

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
COMMUNICATIONS - 2.13%
$ 670,000		America Movil S.A. de C.V.	6.375%	03/01/35	A3	$657,785
16,000		AT&T Corp	6.000	03/15/09	WR	16,207
2,500,000		AT&T, Inc	5.100	09/15/14	A2	2,419,138
940,000		AT&T, Inc	6.150	09/15/34	A2	929,232
700,000		AT&T, Inc	6.500	09/01/37	A2	721,768
180,000		BellSouth Corp	6.875	10/15/31	A2	188,416
1,000,000		Comcast Corp	6.300	11/15/17	Baa2	1,016,434
4,000,000		Comcast Corp	5.875	02/15/18	Baa2	3,934,564
1,180,000		Comcast Corp	5.650	06/15/35	Baa2	1,053,458
270,000		Comcast Corp	6.500	11/15/35	Baa2	266,611
900,000		Comcast Corp	6.950	08/15/37	Baa2	944,649
950,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	1,162,955
330,000		France Telecom S.A.	7.750	03/01/11	A3	354,724
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	1,439,073
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	468,438
750,000	e	Rogers Wireless, Inc	7.500	03/15/15	Baa3	803,790
2,530,000		Sprint Capital Corp	8.375	03/15/12	Baa3	2,785,619
1,650,000		Sprint Capital Corp	8.750	03/15/32	Baa3	1,892,119
1,400,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	1,414,301
1,700,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,679,093
2,300,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,236,078
500,000	g	Time Warner Cable, Inc	6.550	05/01/37	Baa2	490,491
430,000		Verizon Communications, Inc	5.850	09/15/35	A3	410,772
670,000	e	Verizon New England, Inc	4.750	10/01/13	Baa1	637,112
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,139,292
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	482,655
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,807,316
670,000		Viacom, Inc	6.875	04/30/36	Baa3	667,209
1,000,000		Vodafone Group plc	5.625	02/27/17	Baa1	971,961
1,750,000		Vodafone Group plc	6.150	02/27/37	Baa1	1,679,283
		TOTAL COMMUNICATIONS				34,670,543

DEPOSITORY INSTITUTIONS - 5.24%
5,700,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	5,848,713
6,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	6,121,452
1,000,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	975,000
500,000		Bank of America Corp	6.250	04/15/12	Aa1	518,046
2,000,000		Bank of America Corp	4.875	09/15/12	Aa1	1,957,298
1,400,000		Bank of America NA	5.300	03/15/17	Aa1	1,358,013
1,350,000		Bank of America NA	6.000	10/15/36	Aa1	1,324,499
1,350,000		Bank One Corp	2.625	06/30/08	Aa2	1,324,040
2,225,000		Bank One Corp	5.250	01/30/13	Aa3	2,205,825
700,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	676,780
840,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A1	751,496
500,000		Capital One Bank	5.125	02/15/14	A2	479,820
750,000		Citigroup, Inc	5.100	09/29/11	Aa1	748,106
1,100,000		Citigroup, Inc	5.250	02/27/12	Aa1	1,099,768
2,570,000		Citigroup, Inc	5.125	05/05/14	Aa1	2,503,072
1,000,000		Citigroup, Inc	6.000	08/15/17	Aa1	1,023,223
1,720,000		Citigroup, Inc	5.850	12/11/34	Aa1	1,658,673
750,000	g,i	Credit Agricole S.A.	6.637	12/31/49	Aa3	704,646

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 15,700,000	g	Depfa ACS Bank	5.125%	03/16/37	Aaa	$14,676,737
410,000		FIA Card Services NA	5.375	01/15/08	Aaa	410,425
650,000		FIA Card Services NA	4.625	08/03/09	Aaa	646,426
270,000		Golden West Financial Corp	4.750	10/01/12	Aa3	263,761
270,000		Greenpoint Financial Corp	3.200	06/06/08	A3	266,446
1,050,000	i	Huntington Capital III	6.650	05/15/37	Baa1	994,431
2,000,000	h,g	ICICI Bank Ltd	6.625	10/03/12	Baa2	2,001,480
670,000	i	ING Groep NV	5.775	12/30/49	A1	633,042
370,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	394,851
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	241,266
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	1,666,617
500,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	479,248
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	383,662
370,000		National Westminster Bank plc	7.375	10/01/09	Aa1	389,769
4,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	4,098,160
670,000		Popular North America, Inc	3.875	10/01/08	A2	657,874
840,000		Popular North America, Inc	5.650	04/15/09	A2	846,660
330,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	303,689
810,000		Regions Financial Corp	6.375	05/15/12	A2	835,976
3,300,000	g,h	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	3,361,743
500,000	g,i	Societe Generale	5.922	12/30/49	A1	473,650
1,010,000		Union Bank of California NA	5.950	05/11/16	A1	1,002,559
940,000		US Bank NA	5.700	12/15/08	Aa2	944,460
1,010,000		Wachovia Bank NA	4.800	11/01/14	Aa2	961,482
1,900,000		Wachovia Bank NA	4.875	02/01/15	Aa2	1,797,275
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,910,922
1,350,000		Wachovia Corp	5.300	10/15/11	Aa3	1,356,265
1,040,000		Wachovia Corp	4.875	02/15/14	A1	1,001,713
1,350,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	1,332,785
2,530,000	e	Wells Fargo & Co	5.300	08/26/11	Aa1	2,543,983
2,190,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	2,272,725
4,550,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,320,921
670,000	e	Wells Fargo Bank NA	5.950	08/26/36	Aa1	654,757
		TOTAL DEPOSITORY INSTITUTIONS				85,404,230

ELECTRIC, GAS, AND SANITARY SERVICES - 1.38%
770,000		Atmos Energy Corp	4.000	10/15/09	Baa3	755,857
330,000	e	Carolina Power & Light Co	5.700	04/01/35	A2	308,023
270,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	294,993
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	981,703
1,000,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	976,934
1,000,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	993,255
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	965,500
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	312,295
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	493,292
1,915,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,979,851
1,010,000		Florida Power & Light Co	4.850	02/01/13	Aa3	989,115
670,000		Florida Power Corp	4.500	06/01/10	A2	661,905
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	271,145
560,000		National Rural Utilities Cooperative Finance
		Corp	5.750	08/28/09	A2	566,406
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	1,963,317
1,350,000		Northern States Power Co	6.250	06/01/36	A2	1,379,345
670,000		Northern States Power-Minnesota	5.250	07/15/35	A2	595,138

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 330,000		Ohio Power Co	5.300%	11/01/10	A3	$330,560
220,000		Oncor Electric Delivery Co	7.250	01/15/33	Baa2	228,096
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	677,966
2,020,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	1,953,421
270,000		Public Service Co of Colorado	5.500	04/01/14	A3	266,685
330,000	e	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	322,880
250,000	e	Southern California Edison Co	6.000	01/15/34	A2	246,140
770,000		Southern California Edison Co	5.350	07/15/35	A2	691,382
1,000,000		Southern California Edison Co	5.550	01/15/37	A2	922,954
1,100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	1,172,623
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,230,961
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				22,531,742

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.05%
840,000		Cisco Systems, Inc	5.500	02/22/16	A1	834,384
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				834,384

FOOD AND KINDRED PRODUCTS - 0.34%
1,101,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	1,179,903
270,000		Bottling Group LLC	4.625	11/15/12	Aa2	264,313
600,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	558,805
670,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	767,988
1,500,000		Diageo Capital plc	5.125	01/30/12	A3	1,484,333
370,000		Kellogg Co	6.600	04/01/11	A3	386,209
330,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	324,463
670,000		WM Wrigley Jr Co	4.650	07/15/15	A1	628,748
		TOTAL FOOD AND KINDRED PRODUCTS				5,594,762

FOOD STORES - 0.18%
740,000		Kroger Co	6.800	04/01/11	Baa2	774,450
1,000,000	h	Kroger Co	6.400	08/15/17	Baa2	1,019,676
670,000		Safeway, Inc	4.125	11/01/08	Baa2	664,864
370,000	e	Safeway, Inc	7.250	02/01/31	Baa2	396,536
		TOTAL FOOD STORES				2,855,526

GENERAL MERCHANDISE STORES - 0.14%
500,000		Target Corp	5.375	05/01/17	A1	479,564
930,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	961,333
770,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	748,024
		TOTAL GENERAL MERCHANDISE STORES				2,188,921

HEALTH SERVICES - 0.07%
1,150,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,163,116
		TOTAL HEALTH SERVICES				1,163,116

HOLDING AND OTHER INVESTMENT OFFICES - 0.36%
670,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	661,267
1,100,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,072,525
500,000		Colonial Properties Trust	6.250	06/15/14	Baa3	499,136
1,350,000	e	iStar Financial, Inc	5.150	03/01/12	Baa2	1,249,155
500,000		iStar Financial, Inc	5.700	03/01/14	Baa2	459,283
1,500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	1,327,062

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 670,000		Simon Property Group LP	5.600%	09/01/11	A3	$670,978
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				5,939,406

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.56%
1,500,000	g	Atlas Copco AB	5.600	05/22/17	A3	1,480,253
870,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	853,847
1,690,000		Caterpillar, Inc	6.050	08/15/36	A2	1,692,148
935,000		Dover Corp	6.500	02/15/11	A2	979,893
2,000,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,008,488
1,000,000		Hewlett-Packard Co	5.400	03/01/17	A2	971,950
1,010,000		John Deere Capital Corp	7.000	03/15/12	A2	1,079,801
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				9,066,380

INSTRUMENTS AND RELATED PRODUCTS - 0.08%
270,000		Johnson & Johnson	3.800	05/15/13	Aaa	256,559
600,000		Medtronic, Inc	4.750	09/15/15	A1	563,126
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	466,939
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,286,624

INSURANCE CARRIERS - 0.89%
1,350,000		Aetna, Inc	6.625	06/15/36	A3	1,373,165
330,000		Allstate Corp	5.000	08/15/14	A1	319,460
1,350,000		American International Group, Inc	5.050	10/01/15	Aa2	1,288,414
2,200,000	i	Chubb Corp	6.375	03/29/37	A3	2,187,022
750,000		Chubb Corp	6.000	05/11/37	A2	716,058
670,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	611,205
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	498,619
770,000		Metlife, Inc	5.000	06/15/15	A2	734,093
500,000		Metlife, Inc	5.700	06/15/35	A2	462,013
1,010,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	993,489
1,700,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	1,667,197
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A1	1,655,614
670,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	673,111
750,000		WellPoint, Inc	5.875	06/15/17	Baa1	744,723
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	602,524
		TOTAL INSURANCE CARRIERS				14,526,707

METAL MINING - 0.09%
330,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	316,313
670,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	640,325
500,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	503,500
		TOTAL METAL MINING				1,460,138

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.08%
770,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	756,525
560,000		Harsco Corp	5.125	09/15/13	A3	555,930
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,312,455

MISCELLANEOUS RETAIL - 0.13%
2,150,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,098,510
		TOTAL MISCELLANEOUS RETAIL				2,098,510

MOTION PICTURES - 0.30%
1,310,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,282,941

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 330,000		News America, Inc	7.625%	11/30/28	Baa2	$360,190
2,500,000		News America, Inc	6.150	03/01/37	Baa2	2,331,463
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	954,846
		TOTAL MOTION PICTURES				4,929,440

NONDEPOSITORY INSTITUTIONS - 2.16%
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,368,769
1,900,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	1,961,241
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,482,457
1,010,000		Capital One Financial Corp	5.500	06/01/15	A3	962,301
900,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	817,179
950,000		CIT Group, Inc	5.400	02/13/12	A2	916,472
1,800,000		CIT Group, Inc	5.850	09/15/16	A2	1,695,485
400,000		Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	385,500
8,000,000		General Electric Capital Corp	5.500	06/04/14	Aaa	8,035,296
250,000		General Electric Capital Corp	6.150	08/07/37	Aaa	256,565
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	309,976
1,520,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	1,514,517
750,000		HSBC Finance Corp	5.900	06/19/12	Aa3	759,591
7,250,000		HSBC Finance Corp	4.750	07/15/13	Aa3	6,900,013
1,520,000		International Lease Finance Corp	5.450	03/24/11	A1	1,519,121
1,900,000		International Lease Finance Corp	5.650	06/01/14	A1	1,878,830
300,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	288,000
1,077,000		MBNA Corp	6.125	03/01/13	Aa1	1,109,474
430,000		Residential Capital LLC	7.125	11/21/08	Ba1	384,850
1,000,000		Residential Capital LLC	7.500	06/01/12	Ba1	810,000
1,420,000		Residential Capital LLC	7.500	04/17/13	Ba1	1,146,650
330,000		SLM Corp	5.400	10/25/11	Baa1	308,099
460,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	451,260
		TOTAL NONDEPOSITORY INSTITUTIONS				35,261,646

OIL AND GAS EXTRACTION - 0.66%
1,900,000		Apache Corp	6.000	01/15/37	A3	1,828,925
1,110,000		Baker Hughes, Inc	6.875	01/15/29	A2	1,220,066
600,000		BJ Services Co	5.750	06/01/11	Baa1	612,512
740,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa1	740,000
500,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	525,303
270,000		Equitable Resources, Inc	5.150	11/15/12	A2	267,392
330,000		Nexen, Inc	5.050	11/20/13	Baa2	319,357
1,500,000		Nexen, Inc	5.650	05/15/17	Baa2	1,449,312
770,000		Nexen, Inc	6.400	05/15/37	Baa2	748,251
330,000		PC Financial Partnership	5.000	11/15/14	Baa2	314,615
500,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	509,784
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,291,985
		TOTAL OIL AND GAS EXTRACTION				10,827,502

OTHER MORTGAGE BACKED SECURITIES - 5.05%
2,230,000		Banc of America Commercial Mortgage, Inc
		Series 2002-2 (Class A3)	5.118	07/11/43	NR	2,227,179
2,000,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-1 (Class B)	5.143	11/10/42	NR	1,921,156

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 650,000	i	Banc of America Commercial Mortgage, Inc
		Series 2005-6 (Class AJ)	5.353%	09/10/47	Aaa	$622,384
670,000	i	Banc of America Commercial Mortgage, Inc
		Series 2006-2 (Class A4)	5.930	05/10/45	NR	682,878
2,000,000		Banc of America Commercial Mortgage, Inc
		Series 2006-4 (Class A4)	5.634	07/10/46	Aaa	2,012,716
670,000		Banc of America Commercial Mortgage, Inc
		Series 2006-5 (Class A4)	5.414	09/10/47	Aaa	663,975
1,974,804		Banc of America Mortgage Securities Series
		2006-1 (Class A8)	6.000	05/01/36	Aaa	1,983,112
411,067		Bank of America Alternative Loan Trust Series
		2004-8 (Class 3A1)	5.500	09/25/19	Aaa	411,460
2,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.615	12/11/40	Aaa	1,949,182
2,075,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.624	03/11/39	NR	2,079,478
1,500,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW12 (Class A4)	5.895	09/11/38	Aaa	1,527,704
2,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	NR	1,949,468
1,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.632	04/12/38	Aaa	1,006,765
1,465,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	1,465,917
2,020,000		Citigroup/Deutsche Bank Commercial
		Mortgage Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	2,029,458
3,783,958		Citimortgage Alternative Loan Trust Series
		2006-A1 (Class 2A1)	5.250	03/25/21	Aaa	3,729,568
1,565,900		Countrywide Home Loan Mortgage Pass
		Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	1,558,965
1,480,000	i	Credit Suisse Mortgage Capital Certificates
		Series 2006-C1 (Class A4)	5.609	02/15/39	NR	1,484,558
1,620,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	1,608,479
2,000,000		Credit Suisse Mortgage Capital Certificates
		Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,962,802
3,000,000	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	5.943	05/15/23	Aaa	2,989,494
1,120,000		GE Capital Commercial Mortgage Corp Series
		2003-C2 (Class A4)	5.145	07/10/37	Aaa	1,110,056
1,350,000	i	Greenwich Capital Commercial Funding Corp
		Series 2004-GG1 (Class A7)	5.317	06/10/36	Aaa	1,340,693
1,350,000		GS Mortgage Securities Corp II Series 2006-
		GG8 (Class A4)	5.560	11/10/39	Aaa	1,351,011
2,000,000	i	GS Mortgage Securities Corp II Series 2007-
		GG10 (Class A2)	5.778	08/10/45	Aaa	2,032,674
1,490,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,484,132
2,000,000		JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,972,500
2,500,000	i	JP Morgan Chase Commercial Mortgage
		Securities Corp Series 2007-LD11 (Class AJ)	6.007	06/15/49	Aaa	2,455,885

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 6,760,000	i	LB-UBS Commercial Mortgage Trust Series
		2004-C7 (Class A6)	4.786%	10/15/29	Aaa	$6,502,397
870,000		LB-UBS Commercial Mortgage Trust Series
		2005-C3 (Class A2)	4.553	07/15/30	Aaa	860,440
1,350,000	i	LB-UBS Commercial Mortgage Trust Series
		2005-C5 (Class AJ)	5.057	09/15/40	NR	1,276,602
1,000,000	i	LB-UBS Commercial Mortgage Trust Series
		2006-C4 (Class A4)	6.081	06/15/38	Aaa	1,029,308
870,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	860,442
700,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.843	05/12/39	NR	710,620
1,400,000	i	Merrill Lynch/Countrywide Commercial
		Mortgage Trust Series 2006-1 (Class A4)	5.607	02/12/39	NR	1,399,504
3,380,000		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	NR	3,364,624
2,000,000	i	Morgan Stanley Capital I Series 2006-HE1
		(Class A2)	5.251	01/25/36	Aaa	1,987,512
2,000,000	i	Morgan Stanley Capital I Series 2006-HQ8
		(Class AJ)	5.641	03/12/44	Aaa	1,948,780
670,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	NR	678,716
300,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class AJ)	5.948	10/15/42	NR	295,173
675,000	i	Morgan Stanley Capital I Series 2006-T21
		(Class AJ)	5.273	10/12/52	Aaa	644,546
2,000,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	1,978,868
1,350,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2005-C20 (Class A7)	5.118	07/15/42	Aaa	1,319,877
540,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2006-C24 (Class A3)	5.558	03/15/45	Aaa	540,970
1,500,000		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C31 (Class A2)	5.421	04/15/47	Aaa	1,501,446
5,802,050		Washington Mutual, Inc Series 2003-S10
		(Class A1)	4.500	10/25/18	NR	5,615,132
2,327,625		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,287,390
		TOTAL OTHER MORTGAGE BACKED SECURITIES				82,415,996

PAPER AND ALLIED PRODUCTS - 0.12%
670,000		Bemis Co, Inc	4.875	04/01/12	Baa1	658,217
1,150,000		Kimberly-Clark Corp	6.625	08/01/37	A2	1,225,747
		TOTAL PAPER AND ALLIED PRODUCTS				1,883,964

PETROLEUM AND COAL PRODUCTS - 0.11%
285,000		Conoco Funding Co	6.350	10/15/11	A1	297,096
385,000		ConocoPhillips	4.750	10/15/12	A1	376,700
370,000		ConocoPhillips	5.900	10/15/32	A1	363,347
700,000		Valero Energy Corp	6.625	06/15/37	Baa3	710,420
		TOTAL PETROLEUM AND COAL PRODUCTS				1,747,563

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.43%
$ 670,000		Enbridge Energy Partners LP	4.000%	01/15/09	Baa2	$661,991
270,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	269,861
330,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	328,659
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	489,770
370,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	367,168
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	667,455
370,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	343,150
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A2	3,297,111
600,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	572,991
		TOTAL PIPELINES, EXCEPT NATURAL GAS				6,998,156

PRINTING AND PUBLISHING - 0.21%
3,500,000		Thomson Corp	5.700	10/01/14	Baa1	3,470,390
		TOTAL PRINTING AND PUBLISHING				3,470,390

RAILROAD TRANSPORTATION - 0.32%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	706,256
750,000		Burlington Northern Santa Fe Corp	5.650	05/01/17	Baa1	734,770
750,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	724,226
370,000		Canadian National Railway Co	4.400	03/15/13	A3	351,063
710,000		Canadian National Railway Co	6.200	06/01/36	A3	694,300
500,000		CSX Corp	6.000	10/01/36	Baa3	468,172
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,159,466
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	342,090
		TOTAL RAILROAD TRANSPORTATION				5,180,343

REAL ESTATE - 0.04%
750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	720,413
		TOTAL REAL ESTATE				720,413

SECURITY AND COMMODITY BROKERS - 1.84%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	1,468,546
3,000,000		Bear Stearns Cos, Inc	6.400	10/02/17	A1	2,986,671
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	970,169
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,253,238
1,450,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	1,464,735
1,000,000	v	Eaton Vance Corp	6.500	10/02/17	A3	1,006,420
1,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	946,249
430,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	426,946
1,500,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	1,490,878
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	639,494
530,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	514,222
800,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	776,199
500,000	h	Goldman Sachs Group, Inc	6.750	10/01/37	A1	502,516
750,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	714,536
1,700,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	1,664,807
550,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	503,389
670,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	642,044
750,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A1	729,175
2,360,000		Morgan Stanley	3.625	04/01/08	Aa3	2,344,268
1,190,000		Morgan Stanley	5.750	10/18/16	Aa3	1,173,902
1,250,000		Morgan Stanley	5.450	01/09/17	Aa3	1,205,364
1,250,000		Morgan Stanley	6.250	08/28/17	Aa3	1,276,499

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 840,000		Morgan Stanley	6.250%	08/09/26	Aa3	$827,220
4,280,570	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,514,418
		TOTAL SECURITY AND COMMODITY BROKERS				30,041,905

TRANSPORTATION BY AIR - 0.06%
1,050,000		FedEx Corp	3.500	04/01/09	Baa2	1,023,917
		TOTAL TRANSPORTATION BY AIR				1,023,917

TRANSPORTATION EQUIPMENT - 0.37%
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,093,269
330,000		General Dynamics Corp	3.000	05/15/08	A2	325,984
1,600,000		Honeywell International, Inc	5.700	03/15/37	A2	1,525,486
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	316,786
740,000		United Technologies Corp	6.350	03/01/11	A2	774,707
1,010,000		United Technologies Corp	6.050	06/01/36	A2	1,014,015
		TOTAL TRANSPORTATION EQUIPMENT				6,050,247

WHOLESALE TRADE-DURABLE GOODS - 0.10%
1,000,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	1,011,199
650,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	669,674
		TOTAL WHOLESALE TRADE-DURABLE GOODS				1,680,873

WHOLESALE TRADE-NONDURABLE GOODS - 0.27%
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	189,795
1,960,000		Procter & Gamble Co	4.950	08/15/14	Aa3	1,925,494
2,300,000		Procter & Gamble Co	5.550	03/05/37	Aa3	2,197,351
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				4,312,640

		TOTAL CORPORATE BONDS				620,821,776
		(Cost $625,738,312)

GOVERNMENT BONDS - 59.82%

AGENCY SECURITIES - 8.81%
1,605,956		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,562,355
1,690,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,672,748
1,690,000		FFCB	4.125	04/15/09	Aaa	1,682,028
8,790,000		Federal Home Loan Mortgage Corp (FHLMC)	4.375	11/16/07	Aaa	8,783,082
1,010,000		FHLMC	3.750	02/27/09	Aaa	1,000,149
10,000,000		FHLMC	5.000	06/11/09	Aaa	10,091,940
3,500,000		FHLMC	4.875	02/09/10	Aaa	3,535,682
13,688,000		FHLMC	5.875	03/21/11	Aa2	14,305,082
7,500,000		FHLMC	5.500	08/20/12	Aaa	7,776,847
7,670,000		FHLMC	5.125	10/18/16	Aaa	7,749,691
3,380,000		Federal National Mortgage Association (FNMA)	5.250	06/15/08	Aaa	3,391,076
32,260,000		FNMA	5.000	09/15/08	Aaa	32,473,271
6,760,000		FNMA	3.660	02/25/09	Aaa	6,686,025
4,200,000		FNMA	7.125	06/15/10	Aaa	4,484,764
4,000,000		FNMA	5.000	10/15/11	Aaa	4,062,292
5,000,000		FNMA	5.375	06/12/17	Aaa	5,141,820
5,000,000		FNMA	5.625	07/15/37	Aaa	5,257,120
1,651,166		Overseas Private Investment Corp	3.420	01/15/15	NR	1,593,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 670,000		Private Export Funding Corp	5.870%	07/31/08	Aaa	$676,503
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,059,020
300,000		Private Export Funding Corp	4.950	11/15/15	Aaa	301,194
2,000,000		Private Export Funding Corp	5.000	12/15/16	Aaa	2,001,830
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	13,331,709
1,054,687		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	1,026,454
		TOTAL AGENCY SECURITIES				143,646,602

FOREIGN GOVERNMENT BONDS - 2.14%
330,000		African Development Bank	3.250	08/01/08	Aaa	326,495
1,010,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	1,002,704
1,690,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,704,240
270,000		Chile Government International Bond	5.500	01/15/13	A2	274,536
1,110,000	e	China Development Bank	5.000	10/15/15	A1	1,072,300
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	564,997
840,000		Eksportfinans A/S	5.000	02/14/12	Aaa	849,559
600,000		European Investment Bank	4.875	02/15/36	Aaa	555,478
1,690,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	1,664,248
2,020,000		International Finance Corp	5.125	05/02/11	Aaa	2,061,018
1,620,000		Israel Government International Bond	5.500	11/09/16	A2	1,613,147
1,275,000		Italy Government International Bond	5.375	06/12/17	NR	1,298,617
270,000		Korea Development Bank	5.750	09/10/13	Aa3	271,104
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	678,490
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	792,327
3,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	2,998,899
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	254,463
646,000		Mexico Government International Bond	5.875	01/15/14	Baa1	665,057
1,650,000		Mexico Government International Bond	6.750	09/27/34	Baa1	1,794,375
1,150,000	e	Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,143,147
3,380,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	3,361,089
1,500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	1,513,546
370,000		Province of Ontario	5.500	10/01/08	Aa1	373,494
1,010,000		Province of Ontario	4.750	01/19/16	Aa1	986,327
2,600,000	e	Province of Quebec Canada	5.125	11/14/16	Aa2	2,600,978
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,157,359
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,527,876
1,845,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,824,048
		TOTAL FOREIGN GOVERNMENT BONDS				34,929,918

MORTGAGE BACKED SECURITIES - 31.11%
1,352,923		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,382,855
2,020,000		FHLMC	5.000	06/15/29		2,009,324
744,526		FHLMC	6.000	12/15/30		750,521
4,050,000		FHLMC	5.000	06/15/31		3,972,564
1,010,000		FHLMC	5.500	05/15/33		993,844
1,758,000		FHLMC	4.500	09/15/35		1,689,939
2,203,531	i	FHLMC	5.090	02/01/36		2,202,575
2,496,324	i	FHLMC	5.013	09/01/36		2,540,819
4,015,655	i	FHLMC	6.133	09/01/36		4,056,900
6,289,373	i	FHLMC	5.650	03/01/37		6,447,539
7,922,148	i	FHLMC	5.798	03/01/37		7,991,562
5,806,520	i	FHLMC	5.881	04/01/37		5,791,923

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 77,897		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500%	01/01/16	$81,005
5,260		FGLMC	7.500	05/01/16	5,470
7,789		FGLMC	7.500	06/01/16	8,104
2,723,608		FGLMC	4.500	09/01/18	2,628,552
2,682,386		FGLMC	4.500	01/01/19	2,584,453
4,735,588		FGLMC	4.500	05/01/19	4,562,692
3,504,292		FGLMC	5.000	05/01/20	3,435,917
545,413		FGLMC	4.500	07/01/20	525,075
81,097		FGLMC	7.000	10/01/20	84,486
8,757,005		FGLMC	4.500	06/01/21	8,430,457
14,331,043		FGLMC	4.500	06/01/21	13,796,639
8,905		FGLMC	6.500	10/01/28	9,146
129,395	d	FGLMC	6.500	01/01/29	132,890
20,623		FGLMC	6.500	03/01/29	21,180
63,662		FGLMC	6.500	07/01/29	65,325
24,412		FGLMC	8.000	01/01/31	25,868
141,037	d	FGLMC	6.500	09/01/31	144,531
139,590		FGLMC	8.000	09/01/31	147,941
24,858		FGLMC	7.000	10/01/31	25,808
863,664		FGLMC	7.000	12/01/31	898,142
3,559,957		FGLMC	6.000	03/01/33	3,579,986
1,044,144		FGLMC	6.000	03/01/33	1,050,018
565,233		FGLMC	6.000	03/01/33	567,914
3,904,893		FGLMC	5.000	09/01/33	3,737,795
1,898,197		FGLMC	5.500	09/01/33	1,864,022
1,814,784		FGLMC	5.500	09/01/33	1,782,111
1,504,796		FGLMC	5.500	09/01/33	1,477,704
2,259,993		FGLMC	5.500	10/01/33	2,219,304
7,332,006		FGLMC	5.500	12/01/33	7,202,347
6,230,236		FGLMC	5.000	01/01/34	5,963,632
1,050,961		FGLMC	5.500	12/01/34	1,031,226
4,986,824		FGLMC	4.500	04/01/35	4,633,748
2,328,514		FGLMC	6.000	05/01/35	2,333,160
1,595,880		FGLMC	6.000	07/01/35	1,599,065
376,457		FGLMC	5.500	08/01/35	369,076
768,454		FGLMC	6.000	08/01/35	769,988
1,082,466		FGLMC	5.000	10/01/35	1,034,261
3,076,014		FGLMC	5.000	11/01/35	2,939,031
1,098,058		FGLMC	6.000	01/01/36	1,099,560
984,773		FGLMC	7.000	01/01/36	1,019,141
3,523,883		FGLMC	5.500	04/01/36	3,450,996
879,276		FGLMC	6.500	05/01/36	895,214
2,642,108		FGLMC	6.500	10/01/36	2,690,000
809,797		FGLMC	6.500	12/01/36	818,247
5,876,324		FGLMC	5.500	01/01/37	5,754,779
9,809,662		FGLMC	5.500	04/01/37	9,605,475
10,786,069		FGLMC	5.500	05/01/37	10,561,558
2,080,000	h	FGLMC	6.000	09/01/37	2,082,461
100,726		Federal National Mortgage Association (FNMA)	5.000	06/01/13	100,508
1,897,979		FNMA	4.440	07/01/13	1,832,994
48,678		FNMA	6.000	09/01/13	49,404

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,150,956		FNMA	4.739%	10/01/13	$2,090,076
38,214		FNMA	6.500	12/01/13	39,262
1,754,189		FNMA	4.718	02/01/14	1,703,570
32,647		FNMA	6.000	06/01/14	33,139
3,214		FNMA	6.500	07/01/14	3,304
4,539,505		FNMA	4.640	11/01/14	4,385,098
5,372,482		FNMA	4.869	03/01/16	5,324,033
2,402,960		FNMA	6.000	06/25/16	2,426,281
94,277		FNMA	6.500	10/01/16	96,742
439,191	d	FNMA	6.500	11/01/16	450,671
338,304	d	FNMA	6.500	04/01/17	346,689
386,090		FNMA	5.500	04/01/18	386,042
162,150		FNMA	5.500	05/01/18	162,130
1,689,669		FNMA	4.500	10/01/18	1,631,240
3,710,606	d	FNMA	5.000	11/01/18	3,647,444
232,635		FNMA	6.000	01/01/19	235,693
410,104		FNMA	4.500	05/01/19	395,255
806,657		FNMA	5.000	11/01/23	780,366
687,693		FNMA	5.500	02/01/24	680,546
396,691		FNMA	5.500	07/01/24	392,245
5,121		FNMA	8.000	07/01/24	5,417
5,151,023		FNMA	5.000	03/01/25	4,973,391
11,417,891		FNMA	5.000	10/01/25	11,024,146
2,918		FNMA	7.500	01/01/29	3,064
12,097		FNMA	6.500	04/01/29	12,416
17,589		FNMA	7.500	07/01/29	18,440
3,751		FNMA	7.500	07/01/29	3,933
3,817		FNMA	7.500	02/01/31	3,995
20,775		FNMA	7.500	03/01/31	21,746
9,784		FNMA	7.500	05/01/31	10,241
21,834		FNMA	6.500	09/01/31	22,381
13,279		FNMA	6.500	10/01/31	13,612
122,611		FNMA	6.500	11/01/31	125,680
275,790		FNMA	6.000	01/01/32	277,779
471,790		FNMA	5.000	02/01/33	451,629
2,663,263		FNMA	5.000	02/01/33	2,552,895
2,452,155		FNMA	4.500	03/25/33	2,375,938
1,388,043		FNMA	4.500	08/01/33	1,290,557
1,095,170		FNMA	5.000	08/01/33	1,048,370
1,010,000		FNMA	5.500	08/25/33	1,002,419
860,466		FNMA	5.500	09/01/33	845,223
1,162,935		FNMA	5.500	09/01/33	1,142,334
2,386,231		FNMA	4.500	10/01/33	2,218,639
1,256,826		FNMA	5.000	10/01/33	1,203,119
1,214,977		FNMA	5.000	10/01/33	1,163,058
4,550,280		FNMA	5.500	10/01/33	4,469,672
2,846,485		FNMA	5.500	10/01/33	2,796,060
10,140,620		FNMA	5.000	11/01/33	9,707,281
3,317,896		FNMA	5.500	12/01/33	3,259,120
4,990,867		FNMA	6.000	02/01/34	5,016,071
457,872		FNMA	5.000	03/01/34	438,306
8,722,072		FNMA	5.000	03/01/34	8,349,352
406,492		FNMA	5.000	03/01/34	389,122

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 619,060		FNMA	5.000%	03/01/34	$592,607
1,243,459		FNMA	5.000	03/01/34	1,190,323
3,529,354		FNMA	5.000	04/01/34	3,375,499
14,575,702		FNMA	5.000	08/01/34	13,940,304
2,064,627		FNMA	5.500	09/01/34	2,026,419
7,834,913		FNMA	5.500	09/01/34	7,689,921
400,000		FNMA	5.500	10/25/34	390,426
1,152,314		FNMA	6.000	11/01/34	1,156,533
965,921		FNMA	5.500	01/01/35	948,046
45,317,658		FNMA	5.500	02/01/35	44,514,856
10,442,406		FNMA	5.000	02/25/35	10,319,666
7,134,923		FNMA	5.500	04/01/35	7,002,884
3,750,627		FNMA	5.500	04/01/35	3,678,143
1,007,332		FNMA	5.500	05/01/35	987,865
2,327,805		FNMA	6.000	05/01/35	2,333,274
153,825		FNMA	7.500	06/01/35	159,415
9,373,755		FNMA	5.500	09/01/35	9,207,699
2,832,704		FNMA	5.000	10/01/35	2,706,477
3,012,068		FNMA	5.500	10/01/35	2,953,858
995,902		FNMA	5.000	11/01/35	946,232
5,624,067		FNMA	5.500	11/01/35	5,515,376
620,715		FNMA	5.500	12/01/35	608,719
2,840,093		FNMA	6.000	12/01/35	2,846,765
919,060		FNMA	5.000	02/01/36	864,628
543,571		FNMA	5.000	02/01/36	511,377
4,911,171	i	FNMA	5.736	02/01/36	4,959,520
2,912,267		FNMA	6.500	02/01/36	2,968,783
6,064,962		FNMA	6.000	03/01/36	6,075,060
2,576,162		FNMA	5.500	04/01/36	2,526,376
614,792		FNMA	6.000	06/01/36	615,816
6,177,790	d	FNMA	6.000	06/01/36	6,188,077
3,500,375	i	FNMA	5.971	07/01/36	3,586,082
4,546,244		FNMA	6.000	10/01/36	4,553,814
2,975,366		FNMA	6.500	12/01/36	3,007,345
759,400		FNMA	7.000	02/01/37	783,794
1,726,929		FNMA	6.500	03/01/37	1,758,442
3,215,810		FNMA	7.000	04/01/37	3,319,105
7,932,506		FNMA	6.000	06/01/37	7,944,374
5,943,226		FNMA	6.000	08/01/37	5,903,977
3,122,956	h	FNMA	6.000	08/01/37	3,127,628
4,875,674	h	FNMA	6.500	08/01/37	4,964,646
1,141,925	h	FNMA	6.000	09/01/37	1,143,634
1,807,305	h	FNMA	6.000	09/01/37	1,810,009
1,914,389	h	FNMA	6.000	09/01/37	1,917,253
1,431,641	h	FNMA	6.000	09/01/37	1,433,783
3,676,980	h	FNMA	6.500	09/01/37	3,744,078
7,976,225	h,i	FNMA	5.934	10/01/37	8,267,716
1,492,350	h	FNMA	6.000	10/01/37	1,494,583
21,000,000	h	FNMA	6.000	11/25/37	21,006,552
3,000,000	h	FNMA	6.500	11/25/37	3,051,564
585		Government National Mortgage Association (GNMA)	7.000	01/15/28	614
2,150		GNMA	7.000	02/15/28	2,254

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE		VALUE
$ 16,448		GNMA	6.500%	05/15/28		$16,879
2,181		GNMA	7.000	06/15/28		2,286
3,132		GNMA	7.000	06/15/28		3,284
80,785		GNMA	6.500	09/15/28		82,899
15,062		GNMA	6.500	09/15/28		15,456
41,407		GNMA	6.500	11/15/28		42,491
10,320		GNMA	7.500	11/15/28		10,838
22,597		GNMA	7.500	07/15/29		23,720
5,698		GNMA	8.500	07/15/30		6,139
2,477		GNMA	8.500	07/15/30		2,668
50,424		GNMA	8.500	10/15/30		54,316
42,029		GNMA	8.500	10/20/30		45,106
6,232		GNMA	8.500	12/15/30		6,714
9,504		GNMA	7.000	06/20/31		9,921
17,020		GNMA	6.500	07/15/31		17,445
36,080		GNMA	7.000	07/15/31		37,773
38,911		GNMA	7.000	07/15/31		40,738
55,177		GNMA	7.500	02/15/32		57,810
3,612		GNMA	6.500	03/15/33		3,699
2,498,861		GNMA	5.500	09/15/33		2,467,490
1,057,072		GNMA	5.500	02/20/35		1,039,389
7,556,091		GNMA	5.000	03/20/35		7,254,059
7,546,608		GNMA	5.500	05/20/35		7,420,369
3,132,235		GNMA	5.500	02/20/36		3,078,270
		TOTAL MORTGAGE BACKED SECURITIES				507,365,953

MUNICIPAL BONDS - 0.04%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	652,319
		TOTAL MUNICIPAL BONDS				652,319

U.S. TREASURY SECURITIES - 17.72%
38,536,000	d	United States Treasury Bond	8.000	11/15/21		50,825,362
20,650,000	d	United States Treasury Bond	5.250	02/15/29		21,643,781
194,000		United States Treasury Bond	5.375	02/15/31		207,671
101,000		United States Treasury Bond	4.500	02/15/36		95,753
2,427,000		United States Treasury Bond	4.750	02/15/37		2,393,439
5,080,519		United States Treasury Inflation Indexed Bonds	3.875	01/15/09		5,184,513
18,032,304		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		17,433,577
5,410,000		United States Treasury Note	5.125	06/30/08		5,448,460
2,700,000		United States Treasury Note	3.125	09/15/08		2,676,586
24,180,000		United States Treasury Note	4.875	10/31/08		24,391,575
2,000,000		United States Treasury Note	4.000	08/31/09		2,001,406
11,175,000		United States Treasury Note	4.500	05/15/10		11,315,559
3,950,000		United States Treasury Note	4.750	01/31/12		4,040,419
7,000,000		United States Treasury Note	4.750	05/31/12		7,159,138
76,430,000		United States Treasury Note	4.625	07/31/12		77,761,563
5,725,000		United States Treasury Note	4.125	08/31/12		5,701,745
7,000,000		United States Treasury Note	4.250	09/30/12		7,006,566
16,910,000		United States Treasury Note	4.500	05/15/17		16,814,881
18,337,000		United States Treasury Note	4.750	08/15/17		18,583,413
22,000,000	j	United States Treasury Strip Principal		08/15/27		8,245,336
		TOTAL U.S. TREASURY SECURITIES				288,930,743

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
		TOTAL GOVERNMENT BONDS				$975,525,535
		(Cost $977,701,306)

		TOTAL BONDS				1,596,347,311
		(Cost $1,603,439,618)

PREFERRED STOCKS - 0.04%

DEPOSITORY INSTITUTIONS - 0.04%
$ 24,000	e	Bank of America Corp	6.204%	12/30/49	Aa3	590,400
		TOTAL DEPOSITORY INSTITUTIONS				590,400
		TOTAL PREFERRED STOCKS				590,400
		(Cost $600,000)

SHORT-TERM INVESTMENTS - 6.73%
COMMERICAL PAPER - 0.14%
2,345,000		McGraw-Hill Cos, Inc		10/22/07		2,337,132
						2,337,132

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.95%
15,564,860		State Street Navigator Securities Lending Prime Portfolio				15,564,860
						15,564,860

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.64%
67,380,000		Federal Home Loan Bank (FHLB)		10/01/07		67,357,540
10,000,000		FHLB		10/24/07		9,971,060
14,605,000		Federal Home Loan Mortgage Corp (FHLMC)		10/24/07		14,562,733
						91,891,333

		TOTAL SHORT-TERM INVESTMENTS				109,793,325
		(Cost $109,815,294)

		TOTAL PORTFOLIO - 104.66%				1,706,731,036
		(Cost $1,713,854,912)

		OTHER ASSETS & LIABILITIES, NET - (4.66)%				(75,987,467)

		NET ASSETS - 100.00%				$1,630,743,569

		ABBREVIATION:
		NR - Not Rated

	+	As provided by Moody's Investors Service (unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased
		on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transactions exempt from registration to qualified institutional buyers.
		At September 30, 2007, the value of these securities amounted to $65,273,388 or 4.00% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at September 30, 2007.
	j	Zero coupon.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS FUND II
STATEMENT OF INVESTMENTS
September 30, 2007

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
BONDS - 97.73%

CORPORATE BONDS - 51.55%

AMUSEMENT AND RECREATION SERVICES - 0.06%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$354,997
		TOTAL AMUSEMENT AND RECREATION SERVICES				354,997

ASSET BACKED - 15.83%
500,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	500,240
186,349	i	AQ Finance NIM Trust Series 2004-RN2	5.331	04/25/09	Aaa	183,556
74,669	i,v	AQ Finance NIM Trust Series 2004-RN3	5.311	05/25/09	Aaa	74,658
2,000,000		Capital One Auto Finance Trust Series 2007-B (Class
		A3A)	5.030	04/15/12	Aaa	1,997,756
2,196,659		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	2,176,844
705,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	697,966
883,119	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	597,593
883,119	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	778,348
1,000,000		CIT Equipment Collateral Series 2005-VT1 (Class
		A4)	4.360	11/20/12	Aaa	996,310
738,984	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	696,154
3,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	2,971,212
1,700,000	i	Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	1,682,784
2,500,000	i	Countrywide Asset-Backed Certificates Series 2007-
		S2 (Class A3)	5.813	05/25/37	Aaa	2,472,540
188,415	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.973	02/15/29	Aaa	185,809
261,589	i	Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	260,712
1,100,000	i	Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A2)	5.763	12/25/36	Aaa	1,080,908
94,408		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	94,699
3,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	2,961,606
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	2,628,328
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	2,614,776
636,136	i	Golden Securities Corp Series 2003-A (Class A1)	5.428	12/02/13	Aaa	635,367
4,500,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	4,482,815

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 400,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080%	11/25/11	Aaa	$397,221
707,496		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	704,474
1,580,778	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	1,574,509
4,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	NR	3,992,060
1,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	1,003,602
3,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	3,014,016
2,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.271	03/25/36	Aaa	1,991,442
2,250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	2,252,799
1,505,525		Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	1,513,587
1,428,713		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	1,436,534
428,527		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	427,706
469,355	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	468,842
200,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	200,041
641,273		Peco Energy Transition Trust Series 1999-A (Class	6.130	03/01/09	Aaa	645,868
258,634		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	259,476
1,000,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	991,687
964,512	i	Residential Asset Mortgage Products, Inc Series 2003-
		RZ5 (Class A7)	4.970	09/25/33	Aaa	957,632
5,000,000	d,i	Residential Asset Mortgage Products, Inc Series 2004-
		RS11 (Class M1)	5.751	11/25/34	Aa1	4,872,205
558,934	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	557,085
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	6,962,445
500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	412,793
1,500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	1,195,545
1,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	996,924
3,528,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	3,428,669
250,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	245,640
3,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	2,948,235
1,000,000	i	Saxon Asset Securities Trust Series 2002-2 (Class	6.120	11/25/30	Aaa	994,457
2,178,568	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	2,201,053
5,921,650	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	5,734,749

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000	v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683%	08/12/47	A3	$2,445,925
2,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	2,001,256
399,002	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.491	05/25/35	NR	386,557
		TOTAL ASSET BACKED				87,986,015

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
650,000		Home Depot, Inc	5.400	03/01/16	Baa1	608,988
275,000		Lowe's Cos, Inc	8.250	06/01/10	A1	297,100
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				906,088

BUSINESS SERVICES - 0.14%
250,000		Daimler Finance North America LLC	5.875	03/15/11	Baa1	253,601
250,000		Daimler Finance North America LLC	5.750	09/08/11	Baa1	252,325
275,000		Daimler Finance North America LLC	6.500	11/15/13	Baa1	285,154
		TOTAL BUSINESS SERVICES				791,080

CHEMICALS AND ALLIED PRODUCTS - 0.47%
600,000		Abbott Laboratories	5.600	05/15/11	A1	611,127
500,000	g	Amgen, Inc	5.850	06/01/17	A2	495,234
500,000		Chemtura Corp	6.875	06/01/16	Ba2	475,000
500,000		Johnson & Johnson	5.950	08/15/37	Aaa	512,706
550,000		Lubrizol Corp	4.625	10/01/09	Baa3	545,507
		TOTAL CHEMICALS AND ALLIED PRODUCTS				2,639,574

COMMUNICATIONS - 3.06%
500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	521,968
275,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	269,986
800,000		AT&T, Inc	5.100	09/15/14	A2	774,124
275,000		AT&T, Inc	6.150	09/15/34	A2	271,850
400,000		AT&T, Inc	6.500	09/01/37	A2	412,439
825,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	924,691
250,000		Comcast Corp	6.300	11/15/17	Baa2	254,109
950,000		Comcast Corp	5.875	02/15/18	Baa2	934,459
275,000	e	Comcast Corp	5.650	06/15/35	Baa2	245,509
550,000		Comcast Corp	6.500	11/15/35	Baa2	543,096
250,000		Comcast Corp	6.950	08/15/37	Baa2	262,403
275,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	336,645
275,000		France Telecom S.A.	7.750	03/01/11	A3	295,604
275,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	297,553
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	348,163
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	565,201
550,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	589,446
1,925,000		Sprint Capital Corp	8.375	03/15/12	Baa3	2,119,492
250,000		Sprint Capital Corp	8.750	03/15/32	Baa3	286,685
250,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	252,554
500,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	493,851
1,000,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	972,208
750,000	g	Time Warner Cable, Inc	6.550	05/01/37	Baa2	735,736
275,000		Verizon Communications, Inc	5.850	09/15/35	A3	262,703
2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,237,895
275,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	265,460

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		Viacom, Inc	5.750%	04/30/11	Baa3	$252,419
350,000		Viacom, Inc	6.875	04/30/36	Baa3	348,542
350,000		Vodafone Group plc	5.625	02/27/17	Baa1	340,186
600,000		Vodafone Group plc	6.150	02/27/37	Baa1	575,754
		TOTAL COMMUNICATIONS				16,990,731

DEPOSITORY INSTITUTIONS - 5.82%
2,100,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	2,154,789
3,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	3,060,726
1,500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	1,462,500
275,000	e	Bank of America Corp	6.250	04/15/12	Aa1	284,925
100,000		Bank of America Corp	4.875	09/15/12	Aa1	97,865
650,000		Bank of America NA	5.300	03/15/17	Aa1	630,506
1,050,000		Bank of America NA	6.000	10/15/36	Aa1	1,030,166
550,000		Bank One Corp	5.250	01/30/13	Aa3	545,260
250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	241,707
550,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A1	492,051
275,000		Capital One Bank	5.125	02/15/14	A2	263,901
300,000		Citigroup, Inc	5.100	09/29/11	Aa1	299,242
1,050,000		Citigroup, Inc	5.250	02/27/12	Aa1	1,049,778
750,000		Citigroup, Inc	5.125	05/05/14	Aa1	730,469
550,000		Citigroup, Inc	5.850	12/11/34	Aa1	530,390
250,000	g,i	Credit Agricole S.A.	6.637	12/31/49	Aa3	234,882
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	2,524,025
275,000		FIA Card Services NA	5.375	01/15/08	Aaa	275,285
250,000		Golden West Financial Corp	4.750	10/01/12	Aa3	244,223
250,000		Greenpoint Financial Corp	3.200	06/06/08	A3	246,709
250,000	i	Huntington Capital III	6.650	05/15/37	Baa1	236,769
1,000,000	g,h	ICICI Bank Ltd	6.625	10/03/12	Baa2	1,000,740
275,000	i	ING Groep NV	5.775	12/30/49	A1	259,831
550,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	586,941
275,000	e	JPMorgan Chase & Co	4.500	01/15/12	Aa2	265,393
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	542,390
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	239,624
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,140,615
1,450,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,485,583
250,000		Popular North America, Inc	5.650	04/15/09	A2	251,982
275,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	253,074
550,000		Regions Financial Corp	6.375	05/15/12	A2	567,638
1,100,000	g,h	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	1,120,581
250,000	g,i	Societe Generale	5.922	12/30/49	A1	236,825
100,000		Union Bank of California NA	5.950	05/11/16	A1	99,263
550,000		US Bank NA	5.700	12/15/08	Aa2	552,610
825,000		Wachovia Bank NA	4.800	11/01/14	Aa2	785,369
500,000		Wachovia Bank NA	4.875	02/01/15	Aa2	472,967
350,000		Wachovia Bank NA	5.850	02/01/37	Aa2	334,411
75,000		Wachovia Corp	5.300	10/15/11	Aa3	75,348
825,000		Wachovia Corp	4.875	02/15/14	A1	794,628
100,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	98,725
2,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,011,054
750,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	778,331
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,756,858
		TOTAL DEPOSITORY INSTITUTIONS				32,346,949

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 2.55%
$ 550,000		Atmos Energy Corp	4.000%	10/15/09	Baa3	$539,898
190,000		Carolina Power & Light Co	5.125	09/15/13	A2	186,053
275,000	e	Carolina Power & Light Co	5.700	04/01/35	A2	256,686
550,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	600,911
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	294,511
550,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	537,314
750,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	744,941
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	848,282
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	260,245
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	517,957
1,100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,137,252
550,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	538,627
550,000		Florida Power Corp	4.500	06/01/10	A2	543,355
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	251,060
550,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	556,292
250,000		Nevada Power Co	6.650	04/01/36	Ba1	248,167
1,250,000		Nevada Power Co	6.750	07/01/37	Ba1	1,256,553
450,000		Northern States Power Co	6.250	06/01/36	A2	459,782
500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	444,133
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	50,595
1,100,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	1,063,744
275,000		Public Service Co of Colorado	5.500	04/01/14	A3	271,623
250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	244,606
275,000	e	Southern California Edison Co	5.350	07/15/35	A2	246,922
350,000		Southern California Edison Co	5.550	01/15/37	A2	323,034
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	639,613
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	264,464
275,000		Waste Management, Inc	7.750	05/15/32	Baa3	308,836
550,000		Westar Energy, Inc	6.000	07/01/14	Baa2	556,652
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				14,192,108

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.05%
275,000		Cisco Systems, Inc	5.500	02/22/16	A1	273,161
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				273,161

FOOD AND KINDRED PRODUCTS - 0.53%
328,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	351,506
275,000		Bottling Group LLC	4.625	11/15/12	Aa2	269,208
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	247,776
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	232,836
500,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	573,125
500,000		Diageo Capital plc	5.125	01/30/12	A3	494,778
550,000	e	Kraft Foods, Inc	6.500	11/01/31	Baa2	540,771
275,000		WM Wrigley Jr Co	4.650	07/15/15	A1	258,068
		TOTAL FOOD AND KINDRED PRODUCTS				2,968,068

FOOD STORES - 0.29%
550,000	d,e	Kroger Co	6.800	04/01/11	Baa2	575,605
500,000		Kroger Co	6.400	08/15/17	Baa2	509,838
550,000		Safeway, Inc	4.125	11/01/08	Baa2	545,784
		TOTAL FOOD STORES				1,631,227

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
GENERAL BUILDING CONTRACTORS - 0.09%
$ 500,000		DR Horton, Inc	9.750%	09/15/10	Ba1	$496,945
		TOTAL GENERAL BUILDING CONTRACTORS				496,945

GENERAL MERCHANDISE STORES - 0.23%
250,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	239,994
250,000		Target Corp	5.375	05/01/17	A1	239,782
825,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	801,455
		TOTAL GENERAL MERCHANDISE STORES				1,281,231

HEALTH SERVICES - 0.09%
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	505,703
		TOTAL HEALTH SERVICES				505,703

HOLDING AND OTHER INVESTMENT OFFICES - 0.58%
275,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	271,416
300,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	292,507
275,000		Colonial Properties Trust	6.250	06/15/14	Baa3	274,525
550,000	e	iStar Financial, Inc	5.150	03/01/12	Baa2	508,915
275,000	e	iStar Financial, Inc	5.700	03/01/14	Baa2	252,606
500,000	e	iStar Financial, Inc	5.850	03/15/17	Baa2	442,354
550,000		Simon Property Group LP	5.600	09/01/11	A3	550,803
600,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	627,000
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,220,126

HOTELS AND OTHER LODGING PLACES - 0.04%
250,000		MGM Mirage	6.000	10/01/09	Ba2	248,125
		TOTAL HOTELS AND OTHER LODGING PLACES				248,125

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.48%
500,000	g	Atlas Copco AB	5.600	05/22/17	A3	493,418
550,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	539,788
500,000		Caterpillar, Inc	6.050	08/15/36	A2	500,636
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	251,061
600,000	e	Hewlett-Packard Co	5.400	03/01/17	A2	583,170
275,000		John Deere Capital Corp	7.000	03/15/12	A2	294,005
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,662,078

INSTRUMENTS AND RELATED PRODUCTS - 0.14%
275,000		Johnson & Johnson	3.800	05/15/13	Aaa	261,310
275,000		Medtronic, Inc	4.750	09/15/15	A1	258,099
275,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	256,816
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				776,225

INSURANCE CARRIERS - 1.11%
550,000		Aetna, Inc	6.625	06/15/36	A3	559,437
275,000		Allstate Corp	5.000	08/15/14	A1	266,217
550,000		American International Group, Inc	5.050	10/01/15	Aa2	524,910
600,000	i	Chubb Corp	6.375	03/29/37	A3	596,461
400,000		Chubb Corp	6.000	05/11/37	A2	381,898
275,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	250,868
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	249,310
550,000		Metlife, Inc	5.000	06/15/15	A2	524,352

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 275,000		Metlife, Inc	5.700%	06/15/35	A2	$254,107
500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	491,826
600,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	588,422
300,000	g	Prudential Funding LLC	6.750	09/15/23	A1	310,428
650,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	653,019
250,000		WellPoint, Inc	5.875	06/15/17	Baa1	248,241
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	252,968
		TOTAL INSURANCE CARRIERS				6,152,464

METAL MINING - 0.14%
275,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	263,594
275,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	262,820
250,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	251,750
		TOTAL METAL MINING				778,164

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
250,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	245,625
500,000		Harsco Corp	5.125	09/15/13	A3	496,366
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				741,991

MISCELLANEOUS RETAIL - 0.09%
500,000		CVS Caremark Corp	5.750	06/01/17	Baa2	488,026
		TOTAL MISCELLANEOUS RETAIL				488,026

MOTION PICTURES - 0.65%
275,000		Historic TW, Inc	6.625	05/15/29	Baa2	269,320
1,000,000		News America Holdings, Inc	8.250	08/10/18	Baa2	1,143,024
250,000		News America, Inc	7.625	11/30/28	Baa2	272,871
500,000		News America, Inc	6.150	03/01/37	Baa2	466,293
1,375,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,442,761
		TOTAL MOTION PICTURES				3,594,269

NONDEPOSITORY INSTITUTIONS - 3.27%
550,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	557,647
350,000		Boeing Capital Corp Ltd	6.100	03/01/11	A2	361,281
550,000		Capital One Financial Corp	5.700	09/15/11	A3	550,913
550,000		Capital One Financial Corp	5.500	06/01/15	A3	524,025
350,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	317,792
500,000	e	CIT Group, Inc	5.400	02/13/12	A2	482,354
600,000		CIT Group, Inc	5.850	09/15/16	A2	565,162
250,000		Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	240,938
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	470,202
600,000		Ford Motor Credit Co	9.875	08/10/11	B1	607,721
1,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	951,300
3,000,000		General Electric Capital Corp	5.500	06/04/14	Aaa	3,013,236
1,000,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba1	933,105
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	258,313
650,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	647,655
1,500,000		HSBC Finance Corp	5.900	06/19/12	Aa3	1,519,182
2,500,000		HSBC Finance Corp	4.750	07/15/13	Aa3	2,379,315
500,000		International Lease Finance Corp	5.450	03/24/11	A1	499,711
500,000		International Lease Finance Corp	5.650	06/01/14	A1	494,429
200,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	192,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 275,000		MBNA Corp	6.125%	03/01/13	Aa1	$283,292
550,000		Residential Capital LLC	7.125	11/21/08	Ba1	492,250
250,000		Residential Capital LLC	7.500	06/01/12	Ba1	202,500
1,100,000		Residential Capital LLC	7.500	04/17/13	Ba1	888,250
500,000		SLM Corp	5.400	10/25/11	Baa1	466,817
275,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	269,775
		TOTAL NONDEPOSITORY INSTITUTIONS				18,169,165

OIL AND GAS EXTRACTION - 1.43%
600,000		Apache Corp	6.000	01/15/37	A3	577,555
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	274,790
300,000		BJ Services Co	5.750	06/01/11	Baa1	306,256
1,100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	1,069,750
825,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa1	825,000
250,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	262,652
250,000		Equitable Resources, Inc	5.150	11/15/12	A2	247,585
275,000		Nexen, Inc	5.050	11/20/13	Baa2	266,131
1,000,000		Nexen, Inc	5.650	05/15/17	Baa2	966,208
550,000		Nexen, Inc	6.400	05/15/37	Baa2	534,465
275,000		PC Financial Partnership	5.000	11/15/14	Baa2	262,179
500,000	g	TNK-BP Finance S.A.	6.625	03/20/17	Baa2	465,650
750,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	764,676
500,000	g	Weatherford International, Inc	6.800	06/15/37	Baa1	513,548
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	616,678
		TOTAL OIL AND GAS EXTRACTION				7,953,123

OTHER MORTGAGE BACKED SECURITIES - 8.92%
3,000,000	d	Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118	07/11/43	NR	2,996,205
1,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	5.143	11/10/42	NR	960,578
225,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.353	09/10/47	Aaa	215,441
80,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	80,509
550,000		Banc of America Commercial Mortgage, Inc Series
		2006-5 (Class A4)	5.414	09/10/47	Aaa	545,054
877,690		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	881,383
202,996		Bank of America Alternative Loan Trust Series 2004-
		8 (Class 3A1)	5.500	09/25/19	Aaa	203,190
700,000	i	Bear Stearns Commercial Mortgage Securities Series
		2005-PW10 (Class AJ)	5.615	12/11/40	Aaa	682,214
500,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.624	03/11/39	NR	501,079
200,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW12 (Class A4)	5.895	09/11/38	Aaa	203,694
1,175,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	NR	1,175,510
700,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	NR	682,314

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,450,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.632%	04/12/38	Aaa	$1,459,809
600,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	600,376
2,664,111	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2002-2 (Class 1A5)	5.833	04/25/32	Aaa	2,620,473
499,176	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	328,417
1,300,000		Citicorp Mortgage Securities, Inc Series 2005-4
		(Class 1A7)	5.500	07/25/35	Aa1	1,220,298
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,105,150
1,599,982		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	1,576,984
1,800,000		Countrywide Alternative Loan Trust Series 2005-
		42CB (Class A12)	5.500	10/25/35	Aa1	1,670,728
775,198		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	771,765
750,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	744,666
1,250,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	1,226,751
2,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.943	05/15/23	Aaa	1,992,996
1,000,000		GE Capital Commercial Mortgage Corp Series 2003-
		C2 (Class A4)	5.145	07/10/37	Aaa	991,121
500,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	500,374
750,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	762,253
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	996,062
1,100,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,084,875
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	6.007	06/15/49	Aaa	982,354
700,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553	07/15/30	Aaa	692,308
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-
		C5 (Class AJ)	5.057	09/15/40	NR	945,631
100,000	i	LB-UBS Commercial Mortgage Trust Series 2006-
		C4 (Class A4)	6.081	06/15/38	Aaa	102,931
214,981		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	212,439
1,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	NR	992,157
1,000,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1
		(Class AJ)	4.922	10/12/41	A	940,492
425,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	420,331
275,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class
		A4)	5.843	05/12/39	NR	279,172

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.607%	02/12/39	NR	$249,912
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	1,194,541
1,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class
		A2)	5.251	01/25/36	Aaa	993,756
550,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class
		AJ)	5.641	03/12/44	Aaa	535,914
100,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731	07/12/44	NR	101,301
250,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		AJ)	5.948	10/15/42	NR	245,978
500,000		Morgan Stanley Capital I Series 2007-HQ11 (Class
		A31)	5.439	02/12/44	Aaa	494,717
940,000		Residential Accredit Loans, Inc Series 2005-QS6
		(Class A7)	5.750	05/25/35	Aa1	892,899
1,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	977,687
100,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AM)	5.383	12/15/43	Aaa	96,641
750,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	750,723
4,293,272		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	4,154,960
2,630,439		Wells Fargo Mortgage Backed Securities Trust Series
		2004-7 (Class 1A1)	4.500	07/25/19	NR	2,516,181
2,065,939		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,030,228
		TOTAL OTHER MORTGAGE BACKED SECURITIES				49,583,522

PAPER AND ALLIED PRODUCTS - 0.28%
500,000	e	Bemis Co, Inc	4.875	04/01/12	Baa1	491,207
600,000		Cenveo Corp	7.875	12/01/13	B3	546,000
500,000		Kimberly-Clark Corp	6.625	08/01/37	A2	532,933
		TOTAL PAPER AND ALLIED PRODUCTS				1,570,140

PETROLEUM AND COAL PRODUCTS - 0.34%
475,000		Conoco Funding Co	6.350	10/15/11	A1	495,160
625,000		ConocoPhillips	4.750	10/15/12	A1	611,526
500,000	v	Marathon Oil Corp	6.600	10/01/37	Baa1	511,224
250,000		Valero Energy Corp	6.625	06/15/37	Baa3	253,722
		TOTAL PETROLEUM AND COAL PRODUCTS				1,871,632

PIPELINES, EXCEPT NATURAL GAS - 0.58%
250,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	247,012
275,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	274,858
550,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	547,765
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	269,373
550,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	545,790
550,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	547,911
275,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	255,044
300,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	286,495

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000	i	TransCanada Pipelines Ltd	6.350%	05/15/67	A3	$239,936
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,214,184

PRINTING AND PUBLISHING - 0.48%
600,000		Idearc, Inc	8.000	11/15/16	B2	598,500
732,000		Morris Publishing Group LLC	7.000	08/01/13	B1	572,790
1,500,000		Thomson Corp	5.700	10/01/14	Baa1	1,487,310
		TOTAL PRINTING AND PUBLISHING				2,658,600

RAILROAD TRANSPORTATION - 0.50%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	289,881
350,000		Burlington Northern Santa Fe Corp	5.650	05/01/17	Baa1	342,893
250,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	241,409
550,000		Canadian National Railway Co	4.400	03/15/13	A3	521,851
300,000		Canadian National Railway Co	6.200	06/01/36	A3	293,366
250,000		CSX Corp	6.000	10/01/36	Baa3	234,086
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	275,407
550,000	e	Union Pacific Corp	6.500	04/15/12	Baa2	570,150
		TOTAL RAILROAD TRANSPORTATION				2,769,043

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
275,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	274,193
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				274,193

SECURITY AND COMMODITY BROKERS - 1.89%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	269,234
250,000		Bear Stearns Cos, Inc	6.400	10/02/17	A1	248,889
550,000	e	Burlington Resources Finance Co	6.400	08/15/11	A2	573,756
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	310,487
600,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	606,097
750,000	v	Eaton Vance Corp	6.500	10/02/17	A3	754,815
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	496,366
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	473,124
275,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	273,047
600,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	596,351
275,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	266,813
100,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	97,025
500,000	h	Goldman Sachs Group, Inc	6.750	10/01/37	A1	502,516
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	476,357
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	587,579
250,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	228,813
275,000	e	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	263,525
500,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A1	486,117
1,375,000		Morgan Stanley	3.625	04/01/08	Aa3	1,365,834
500,000		Morgan Stanley	5.375	10/15/15	Aa3	479,875
900,000		Morgan Stanley	5.750	10/18/16	Aa3	887,825
250,000		Morgan Stanley	6.250	08/09/26	Aa3	246,196
		TOTAL SECURITY AND COMMODITY BROKERS				10,490,641

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
500,000		USG Corp	7.750	01/15/18	Baa3	500,775
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				500,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
TRANSPORTATION BY AIR - 0.10%
$ 550,000		FedEx Corp	3.500%	04/01/09	Baa2	$536,337
		TOTAL TRANSPORTATION BY AIR				536,337

TRANSPORTATION EQUIPMENT - 0.53%
275,000		General Dynamics Corp	3.000	05/15/08	A2	271,653
700,000		Honeywell International, Inc	5.700	03/15/37	A2	667,400
275,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	322,652
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,151,592
550,000		United Technologies Corp	6.050	06/01/36	A2	552,186
		TOTAL TRANSPORTATION EQUIPMENT				2,965,483

WHOLESALE TRADE-DURABLE GOODS - 0.11%
500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	505,599
100,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	103,027
		TOTAL WHOLESALE TRADE-DURABLE GOODS				608,626

WHOLESALE TRADE-NONDURABLE GOODS - 0.25%
825,000		Procter & Gamble Co	4.950	08/15/14	Aa3	810,476
600,000		Procter & Gamble Co	5.550	03/05/37	Aa3	573,222
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,383,698

		TOTAL CORPORATE BONDS				286,574,507
		(Cost $290,068,659)

GOVERNMENT BONDS - 46.18%

AGENCY SECURITIES - 3.42%
1,889,361		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,838,065
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	1,983,676
200,000		FHLMC	5.750	06/27/16	Aa2	208,165
1,200,000		FHLMC	5.125	10/18/16	Aaa	1,212,468
1,421,869		Federal National Mortgage Association (FNMA)	6.000	06/25/16	Aaa	1,435,669
2,000,000		FNMA	5.375	06/12/17	Aaa	2,056,728
2,000,000		FNMA	5.625	07/15/37	Aaa	2,102,848
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,059,259
2,000,000	v	Private Export Funding Corp	5.450	09/15/17	Aaa	2,051,032
5,000,000		US Department of Housing and Urban Development	4.790	08/01/11	NR	5,042,345
		TOTAL AGENCY SECURITIES				18,990,255

FOREIGN GOVERNMENT BONDS - 3.66%
500,000		African Development Bank	3.250	08/01/08	Aaa	494,689
275,000		Chile Government International Bond	5.500	01/15/13	A2	279,620
500,000	e	China Development Bank	5.000	10/15/15	A1	483,018
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	235,415
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	485,000
350,000		Eksportfinans A/S	5.000	02/14/12	Aaa	353,983
500,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	508,734
275,000		European Investment Bank	4.875	02/15/36	Aaa	254,594
500,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	492,381
5,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	5,044,435
500,000		International Finance Corp	5.125	05/02/11	Aaa	510,153
750,000		Israel Government International Bond	5.500	11/09/16	A2	746,827

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 225,000		Italy Government International Bond	5.375%	06/12/17	NR	$229,168
1,100,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,229,704
275,000		Korea Development Bank	5.750	09/10/13	Aa3	276,125
275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	278,485
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	296,364
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	511,179
550,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	549,798
173,000		Mexico Government International Bond	6.375	01/16/13	Baa1	181,909
979,000		Mexico Government International Bond	5.875	01/15/14	Baa1	1,007,880
600,000	d	Mexico Government International Bond	6.750	09/27/34	Baa1	652,500
50,000	e	Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	49,702
500,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	497,202
600,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	605,419
550,000		Province of Ontario	4.750	01/19/16	Aa1	537,109
1,500,000		Province of Quebec Canada	5.750	02/15/09	Aa2	1,526,286
300,000		Province of Quebec Canada	5.125	11/14/16	Aa2	300,113
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	622,468
1,100,000	e	Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,087,508
		TOTAL FOREIGN GOVERNMENT BONDS				20,327,768

MORTGAGE BACKED SECURITIES - 33.31%
2,074,481		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		2,120,378
1,500,000		FHLMC	4.000	09/15/19		1,386,691
2,000,000		FHLMC	5.000	06/15/29		1,989,430
377,982		FHLMC	6.000	12/15/30		381,026
3,000,000		FHLMC	5.000	06/15/31		2,942,640
1,500,000		FHLMC	5.500	05/15/33		1,476,006
870,297		FHLMC	4.500	09/15/35		836,604
1,211,942	i	FHLMC	5.090	02/01/36		1,211,416
956,924	i	FHLMC	5.013	09/01/36		973,980
1,574,766	i	FHLMC	6.133	09/01/36		1,590,941
1,014,809	i	FHLMC	5.719	02/01/37		1,020,344
1,796,963	i	FHLMC	5.650	03/01/37		1,842,154
3,225,785	i	FHLMC	5.798	03/01/37		3,254,049
241,938	i	FHLMC	5.881	04/01/37		241,330
45,898		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		46,992
122,140		FGLMC	6.500	12/01/16		125,282
1,214,754		FGLMC	5.500	01/01/19		1,213,791
2,064,779		FGLMC	4.500	07/01/20		1,987,784
788,176		FGLMC	4.500	09/01/20		758,785
747,654		FGLMC	5.000	10/01/20		733,066
1,541,665	d	FGLMC	5.500	10/01/20		1,537,708
90,328		FGLMC	7.000	10/01/20		94,104
626,983		FGLMC	4.500	06/01/21		603,603
1,589,302		FGLMC	5.500	08/01/21		1,584,858
286,732		FGLMC	6.500	01/01/29		294,476
25,248		FGLMC	8.000	01/01/31		26,754
4,065,807		FGLMC	5.500	12/01/33		3,993,908
2,304,650		FGLMC	5.000	01/01/34		2,206,030
1,066,387		FGLMC	4.500	10/01/34		992,536
778,490		FGLMC	5.500	12/01/34		763,871
1,776,585		FGLMC	5.500	03/01/35		1,741,746
2,460,503		FGLMC	6.000	05/01/35		2,465,412

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,264,276		FGLMC	5.500%	06/01/35	$1,239,484
2,583,279		FGLMC	5.500	06/01/35	2,532,622
410,228		FGLMC	5.000	10/01/35	391,960
826,987		FGLMC	5.000	11/01/35	790,159
975,022		FGLMC	7.000	01/01/36	1,009,050
880,971		FGLMC	5.500	04/01/36	862,749
172,679		FGLMC	6.500	05/01/36	175,809
880,703		FGLMC	6.500	10/01/36	896,667
404,898		FGLMC	6.500	12/01/36	409,124
979,387		FGLMC	5.500	01/01/37	959,130
1,961,932		FGLMC	5.500	04/01/37	1,921,095
2,745,545		FGLMC	5.500	05/01/37	2,688,397
160,000	h	FGLMC	6.000	09/01/37	160,189
845,686		Federal National Mortgage Association (FNMA)	6.366	12/01/08	848,670
67,151		FNMA	5.000	06/01/13	67,006
2,598,798		FNMA	4.718	02/01/14	2,523,808
2,879,178		FNMA	4.640	11/01/14	2,781,246
435,545		FNMA	4.556	01/01/15	417,301
284,399		FNMA	6.500	10/01/16	291,834
103,946		FNMA	6.500	11/01/16	106,664
189,791		FNMA	6.500	02/01/18	194,253
430,319		FNMA	5.500	04/01/18	430,265
153,751		FNMA	5.500	05/01/18	153,732
208,744		FNMA	6.000	01/01/19	211,487
1,000,000		FNMA	4.000	02/25/19	912,573
1,479,351		FNMA	4.500	04/01/19	1,425,784
176,386		FNMA	4.500	12/01/20	169,877
42,571		FNMA	8.000	03/01/23	44,971
764,103		FNMA	5.500	02/01/24	756,162
1,776,230		FNMA	5.500	07/01/24	1,756,320
4,116,944		FNMA	5.000	10/01/25	3,974,971
25,064		FNMA	9.000	11/01/25	27,229
24,695		FNMA	7.500	01/01/29	25,924
445,136		FNMA	7.000	07/01/32	463,160
200,761		FNMA	5.000	02/01/33	192,183
908,206		FNMA	4.500	03/25/33	879,977
1,223,656		FNMA	5.500	06/01/33	1,201,979
513,595		FNMA	5.000	07/01/33	491,648
3,286,109		FNMA	5.500	07/01/33	3,227,896
1,374,300		FNMA	4.500	08/01/33	1,277,779
940,235		FNMA	5.000	08/01/33	900,057
1,500,000		FNMA	5.500	08/25/33	1,488,741
1,411,971		FNMA	4.500	10/01/33	1,312,804
622,191		FNMA	5.000	10/01/33	595,603
601,473		FNMA	5.000	10/01/33	575,771
1,209,056		FNMA	5.000	11/01/33	1,157,390
1,218,621		FNMA	5.000	11/01/33	1,166,546
5,035,689		FNMA	5.000	11/01/33	4,820,500
518,526		FNMA	5.500	12/01/33	509,341
473,798		FNMA	5.500	12/01/33	465,405
941,257		FNMA	5.500	12/01/33	924,583
620,813		FNMA	5.500	01/01/34	609,816
247,498		FNMA	5.000	03/01/34	236,922

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,492,020		FNMA	5.000%	03/01/34	$2,385,529
303,212		FNMA	5.000	03/01/34	290,255
303,206		FNMA	5.000	03/01/34	290,249
1,231,148		FNMA	5.000	03/01/34	1,178,538
1,957,128		FNMA	5.000	04/01/34	1,871,811
5,833,126		FNMA	5.000	08/01/34	5,578,843
600,000		FNMA	5.500	10/25/34	585,639
715,497		FNMA	5.500	01/01/35	702,256
1,679,615		FNMA	5.500	02/01/35	1,649,861
2,464,769		FNMA	5.000	02/25/35	2,435,799
1,902,646		FNMA	5.500	04/01/35	1,867,436
4,715,955	d	FNMA	5.500	05/01/35	4,624,815
3,613,822		FNMA	5.500	05/01/35	3,543,981
2,754,799		FNMA	6.000	05/01/35	2,761,271
139,841		FNMA	7.500	06/01/35	144,923
673,251		FNMA	6.000	07/01/35	674,833
4,541,831		FNMA	6.000	08/01/35	4,552,500
1,278,239		FNMA	5.500	09/01/35	1,255,595
3,366,928		FNMA	5.000	10/01/35	3,216,894
268,079		FNMA	5.000	10/01/35	256,133
1,168,707		FNMA	5.500	12/01/35	1,146,122
1,717,100		FNMA	6.000	03/01/36	1,719,959
2,887,387	d	FNMA	6.000	04/01/36	2,892,195
756,354		FNMA	6.500	04/01/36	770,233
2,187,734	i	FNMA	5.971	07/01/36	2,241,301
6,118,541	i	FNMA	5.739	09/01/36	6,171,436
909,248		FNMA	6.000	10/01/36	910,763
1,140,557		FNMA	6.500	12/01/36	1,152,816
493,610		FNMA	7.000	02/01/37	509,466
97,699		FNMA	7.000	04/01/37	100,838
1,983,126		FNMA	6.000	06/01/37	1,986,094
240,227	h	FNMA	6.000	08/01/37	240,587
325,048	h	FNMA	6.500	08/01/37	330,980
87,839	h	FNMA	6.000	09/01/37	87,971
110,126	h	FNMA	6.000	09/01/37	110,291
139,024	h	FNMA	6.000	09/01/37	139,232
147,261	h	FNMA	6.000	09/01/37	147,481
1,104,977	v	FNMA	6.000	09/01/37	1,101,248
245,132	h	FNMA	6.500	09/01/37	249,605
1,400,000	h	FNMA	6.500	09/01/37	1,425,547
651,345	h	FNMA	6.500	09/01/37	663,231
1,222,699	h	FNMA	6.500	09/01/37	1,245,011
518,450	h,i	FNMA	5.934	10/01/37	537,397
114,796	h	FNMA	6.000	10/01/37	114,968
4,000,000	h	FNMA	6.000	11/25/37	4,001,248
13,000,000	h	FNMA	6.500	11/25/37	13,223,444
16,063		Government National Mortgage Association
		(GNMA)	6.500	09/15/23	16,479
54,846		GNMA	7.500	11/15/23	57,575
6,278		GNMA	7.500	08/15/28	6,593
83,759		GNMA	6.500	12/15/28	85,950
149,648		GNMA	6.500	03/15/29	153,476
50,669		GNMA	8.500	10/20/30	54,379

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

				MATURITY	MOODY'S
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 17,203		GNMA	7.000%	06/20/31		$17,957
323,628		GNMA	5.000	02/15/33		313,634
2,233,840		GNMA	5.000	09/15/33		2,164,855
473,533		GNMA	5.500	11/20/33		465,964
1,999,678		GNMA	5.500	02/20/35		1,966,228
697,676		GNMA	5.500	03/20/35		686,006
		TOTAL MORTGAGE BACKED SECURITIES				185,168,029

U.S. TREASURY SECURITIES - 5.79%
11,198,000		United States Treasury Bond	8.000	11/15/21		14,769,109
6,600,000	d	United States Treasury Bond	5.250	02/15/29		6,917,625
330,000		United States Treasury Bond	5.375	02/15/31		353,255
507,000		United States Treasury Bond	4.500	02/15/36		480,660
641,000		United States Treasury Bond	4.750	02/15/37		632,136
635,065		United States Treasury Inflation Indexed Bonds	3.875	01/15/09		648,064
2,363,990		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		2,285,499
1,000,000		United States Treasury Note	4.000	08/31/09		1,000,703
2,000,000		United States Treasury Note	4.500	05/15/10		2,025,156
1,575,000		United States Treasury Note	4.125	08/31/12		1,568,602
270,000		United States Treasury Note	4.500	05/15/17		268,481
500,000		United States Treasury Note	4.750	08/15/17		506,719
2,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		749,576
		TOTAL U.S. TREASURY SECURITIES				32,205,585

		TOTAL GOVERNMENT BONDS				256,691,637
		(Cost $257,921,523)

		TOTAL BONDS				543,266,144
		(Cost $547,990,182)

SHARES		COMPANY
PREFERRED STOCKS - 0.06%

DEPOSITORY INSTITUTIONS - 0.06%
14,000		Bank of America Corp	6.204	12/30/49	Aa3	344,400
		TOTAL DEPOSITORY INSTITUTIONS				344,400

		TOTAL PREFERRED STOCKS				344,400
		(Cost $350,000)

TIAA-CREF MUTUAL FUNDS - 0.72%
402,634	q	TIAA-CREF Institutional High Yield Fund II				4,002,183
		TOTAL TIAA-CREF MUTUAL FUNDS				4,002,183
		(Cost $4,121,103)

SHORT-TERM INVESTMENTS - 6.69%

SHARES
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.07%
5,961,086	*	State Street Navigator Securities Lending Prime Portfolio				5,961,086
						5,961,086

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Plus Fund II

PRINCIPAL		ISSUER	VALUE
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.62%
$ 31,240,000		Federal Home Loan Bank (FHLB), 0.000% 10/01/07	$31,229,587
31,229,587

		TOTAL SHORT-TERM INVESTMENTS	37,190,673
(Cost $37,201,086)

		TOTAL PORTFOLIO - 105.20%	584,803,400
(Cost $589,662,371)

		OTHER ASSETS & LIABILITIES, NET - (5.20)%	(28,917,566)

		NET ASSETS - 100.00%	$555,885,834

ABBREVIATION:
NR - Not Rated

	+	As provided by Moody's Investors Service (unaudited).
	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2007, the value of these securities amounted to $27,487,251 or 4.94% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at September 30, 2007.
	j	Zero coupon
	q	Affiliated fund.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND FUND II
STATEMENT OF INVESTMENTS
September 30, 2007
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 39.97%

AMUSEMENT AND RECREATION SERVICES - 0.13%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$354,997
		TOTAL AMUSEMENT AND RECREATION SERVICES				354,997

ASSET BACKED - 12.10%
286,675	i	Aames Mortgage Trust Series 2002-1 (Class A3)	6.896	06/25/32	Aaa	292,019
1,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	1,009,242
55,677		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	NR	2,532
1,000,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	1,001,432
292,888		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	290,246
1,500,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,332,525
441,559	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	298,797
441,559	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	368,594
276,980		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	274,530
1,320,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,315,129
738,984	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	696,154
5,500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	5,447,222
854,846	i	Countrywide Asset-Backed Certificates Series 2006-
		S3 (Class A1)	5.241	06/25/21	Aaa	843,868
2,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	1,974,404
275,067	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.622	11/25/35	Aaa	271,894
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	1,983,644
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	1,973,416
250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	250,311
2,107,735		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737	04/20/28	Aaa	2,119,021
414,137	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	413,684
500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	495,843
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	3,978,540
2,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,956,282
500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	398,515
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,989,930

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,300,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960%	02/25/36	Aaa	$1,296,001
1,210,315	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	1,222,807
		TOTAL ASSET BACKED				33,496,582

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
500,000		Home Depot, Inc	3.750	09/15/09	Baa1	485,264
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				485,264

BUSINESS SERVICES - 0.22%
500,000		Daimler Finance North America LLC	5.875	03/15/11	Baa1	507,202
100,000		Daimler Finance North America LLC	5.750	09/08/11	Baa1	100,930
		TOTAL BUSINESS SERVICES				608,132

CHEMICALS AND ALLIED PRODUCTS - 0.68%
350,000		Abbott Laboratories	5.600	05/15/11	A1	356,491
1,250,000		Eli Lilly & Co	2.900	03/15/08	Aa3	1,238,050
300,000		Lubrizol Corp	4.625	10/01/09	Baa3	297,549
		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,892,090

COMMUNICATIONS - 0.94%
1,500,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,565,902
250,000		Allbritton Communications Co	7.750	12/15/12	B1	252,500
600,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	592,621
200,000		Viacom, Inc	5.750	04/30/11	Baa3	201,935
		TOTAL COMMUNICATIONS				2,612,958

DEPOSITORY INSTITUTIONS - 6.90%
1,000,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	1,026,090
1,500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	1,462,500
350,000		Bank of America Corp	4.875	09/15/12	Aa1	342,527
600,000		Citigroup, Inc	5.100	09/29/11	Aa1	598,484
4,000,000		Citigroup, Inc	5.250	02/27/12	Aa1	3,999,156
165,000	e	FIA Card Services NA	5.375	01/15/08	Aaa	165,171
500,000		FIA Card Services NA	7.125	11/15/12	Baa2	537,994
750,000	g	ICICI Bank Ltd	6.625	10/03/12	Baa2	750,555
1,250,000		JPMorgan Chase & Co	3.500	03/15/09	Aa2	1,223,029
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	739,623
1,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,024,540
250,000		Popular North America, Inc	3.875	10/01/08	A2	245,475
250,000		Popular North America, Inc	5.650	04/15/09	A2	251,982
625,000		US Bank NA	5.700	12/15/08	Aa2	627,966
625,000		Wachovia Corp	5.300	10/15/11	Aa3	627,901
500,000	e	Washington Mutual, Inc	5.500	08/24/11	A2	493,624
2,900,000		Wells Fargo & Co	4.875	01/12/11	Aa1	2,872,726
1,000,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,037,774
1,000,000		Western Financial Bank	9.625	05/15/12	Aa2	1,073,485
		TOTAL DEPOSITORY INSTITUTIONS				19,100,602

EATING AND DRINKING PLACES - 0.23%
625,000		McDonald's Corp	5.950	01/15/08	A3	625,924
		TOTAL EATING AND DRINKING PLACES				625,924

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 2.45%
$ 625,000		Atmos Energy Corp	4.000%	10/15/09	Baa3	$613,520
300,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	297,976
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	271,311
2,475,000		Duke Energy Carolinas LLC	3.750	03/05/08	A2	2,459,407
625,000		Midamerican Energy Holdings Co	4.625	10/01/07	Baa1	625,000
1,250,000		Ohio Power Co	5.300	11/01/10	A3	1,252,120
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	632,431
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	639,613
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				6,791,378

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.11%
300,000		Hewlett-Packard Co	3.625	03/15/08	A2	297,872
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				297,872

FABRICATED METAL PRODUCTS - 0.36%
1,000,000		Stanley Works	5.000	03/15/10	A2	1,001,851
		TOTAL FABRICATED METAL PRODUCTS				1,001,851

FOOD AND KINDRED PRODUCTS - 0.80%
625,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	616,238
1,000,000		Diageo Capital plc	5.125	01/30/12	A3	989,555
625,000		Kraft Foods, Inc	4.000	10/01/08	Baa2	617,696
		TOTAL FOOD AND KINDRED PRODUCTS				2,223,489

FOOD STORES - 0.45%
625,000		Fred Meyer, Inc	7.450	03/01/08	Baa2	629,991
625,000		Safeway, Inc	4.125	11/01/08	Baa2	620,209
		TOTAL FOOD STORES				1,250,200

GENERAL BUILDING CONTRACTORS - 0.18%
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	496,945
		TOTAL GENERAL BUILDING CONTRACTORS				496,945

GENERAL MERCHANDISE STORES - 0.22%
625,000	e	Target Corp	3.375	03/01/08	A1	619,849
		TOTAL GENERAL MERCHANDISE STORES				619,849

HOLDING AND OTHER INVESTMENT OFFICES - 0.23%
625,000		Simon Property Group LP	5.600	09/01/11	A3	625,912
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				625,912

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.09%
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	251,061
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				251,061

INSURANCE CARRIERS - 0.77%
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	249,310
1,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	1,022,443
850,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	853,947
		TOTAL INSURANCE CARRIERS				2,125,700

NONDEPOSITORY INSTITUTIONS - 4.56%
300,000		American General Finance Corp	2.750	06/15/08	A1	294,844

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,250,000	g	American Honda Finance Corp	5.125%	12/15/10	Aa3	$1,267,379
600,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	619,339
100,000		Capital One Financial Corp	5.700	09/15/11	A3	100,166
1,250,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	1,226,791
350,000		CIT Group, Inc	5.400	02/13/12	A2	337,647
1,000,000	i	Countrywide Financial Corp	5.800	05/07/12	Baa3	930,982
150,000		Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	144,563
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	470,202
300,000		Ford Motor Credit Co	9.875	08/10/11	B1	303,861
500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba1	466,552
1,250,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,245,491
2,000,000		HSBC Finance Corp	5.900	06/19/12	Aa3	2,025,576
1,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	997,212
500,000		International Lease Finance Corp	5.450	03/24/11	A1	499,711
625,000		Residential Capital LLC	7.125	11/21/08	Ba1	559,375
500,000		Residential Capital LLC	7.500	06/01/12	Ba1	405,000
250,000	e	SLM Corp	5.400	10/25/11	Baa1	233,408
500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	490,500
		TOTAL NONDEPOSITORY INSTITUTIONS				12,618,599

OIL AND GAS EXTRACTION - 1.16%
625,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa3	616,860
250,000		BJ Services Co	5.750	06/01/11	Baa1	255,213
300,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa1	300,000
2,000,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	2,039,136
		TOTAL OIL AND GAS EXTRACTION				3,211,209

OTHER MORTGAGE BACKED SECURITIES - 2.29%
566,842		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	569,227
499,176	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	328,417
405,730		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	NR	406,240
500,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	508,169
2,000,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553	07/15/30	Aaa	1,978,022
1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	1,194,541
1,000,000	i	Saxon Asset Securities Trust Series 2002-2 (Class
		AF6)	6.120	11/25/30	Aaa	994,457
350,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	350,337
		TOTAL OTHER MORTGAGE BACKED SECURITIES				6,329,410

PIPELINES, EXCEPT NATURAL GAS - 1.39%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	741,035
1,250,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	1,249,355
625,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	622,460
625,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	620,216

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 625,000		Plains All American Pipeline LP	4.750%	08/15/09	Baa3	$622,625
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,855,691

PRINTING AND PUBLISHING - 0.36%
1,000,000		Thomson Corp	5.700	10/01/14	Baa1	991,540
		TOTAL PRINTING AND PUBLISHING				991,540

RAILROAD TRANSPORTATION - 0.18%
500,000		Union Pacific Corp	5.750	10/15/07	Baa2	500,045
		TOTAL RAILROAD TRANSPORTATION				500,045

REAL ESTATE - 0.52%
1,500,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,440,826
		TOTAL REAL ESTATE				1,440,826

SECURITY AND COMMODITY BROKERS - 1.74%
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	496,366
650,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	646,047
500,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	473,124
600,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	587,579
500,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3e	476,358
1,250,000		Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	1,225,783
925,000		Morgan Stanley	3.625	04/01/08	Aa3	918,834
		TOTAL SECURITY AND COMMODITY BROKERS				4,824,091

TRANSPORTATION BY AIR - 0.10%
300,000		FedEx Corp	3.500	04/01/09	Baa2	292,548
		TOTAL TRANSPORTATION BY AIR				292,548

TRANSPORTATION EQUIPMENT - 0.63%
1,250,000		General Dynamics Corp	3.000	05/15/08	A2	1,234,787
500,000		Honeywell International, Inc	5.625	08/01/12	A2	509,565
		TOTAL TRANSPORTATION EQUIPMENT				1,744,352

		TOTAL CORPORATE BONDS				110,669,117
		(Cost $111,963,844)

GOVERNMENT BONDS - 57.35%

AGENCY SECURITIES - 28.13%
750,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	742,344
750,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	746,462
3,000,000		Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	3,086,400
500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	495,124
4,700,000		Federal Home Loan Mortgage Corp (FHLMC)	4.750	11/03/09	Aaa	4,732,684
6,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.875	02/09/10	Aaa	6,566,267
2,700,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	2,860,493
693,007		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/15/15	NR	690,758
676,461		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16	NR	691,428
16,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	16,114,080
9,250,000		Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	9,311,152
3,000,000		Federal National Mortgage Association (FNMA)	5.375	08/15/09	Aaa	3,051,621
3,000,000		Federal National Mortgage Association (FNMA)	4.625	12/15/09	Aaa	3,013,407

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 12,900,000		Federal National Mortgage Association (FNMA)	7.125%	06/15/10	Aaa	$13,774,633
3,500,000		Federal National Mortgage Association (FNMA)	6.250	02/01/11	Aa2	3,675,900
200,000		Private Export Funding Corp	5.870	07/31/08	Aaa	201,941
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,059,259
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,082,628
		TOTAL AGENCY SECURITIES				77,896,581

FOREIGN GOVERNMENT BONDS - 3.12%
250,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	252,106
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	1,112,518
1,400,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	1,424,455
1,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	984,762
1,500,000		International Finance Corp	5.125	05/02/11	Aaa	1,530,459
1,550,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,569,642
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	255,590
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	994,405
500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	504,516
		TOTAL FOREIGN GOVERNMENT BONDS				8,628,453

MORTGAGE BACKED SECURITIES - 1.23%
181,212		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		182,671
125,110		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		126,968
564,370		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		563,923
485,901		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		485,516
545,204		Federal National Mortgage Association (FNMA)	6.143	02/01/08		543,260
845,686		Federal National Mortgage Association (FNMA)	6.366	12/01/08		848,670
100,726		Federal National Mortgage Association (FNMA)	5.000	06/01/13		100,509
492,954		Federal National Mortgage Association (FNMA)	5.000	02/25/35		487,160
66,135 i		Government National Mortgage Association
		(GNMA)	6.223	06/16/21		66,412
		TOTAL MORTGAGE BACKED SECURITIES				3,405,089

U.S. TREASURY SECURITIES - 24.87%
4,068,263		United States Treasury Inflation Indexed Bonds	0.875	04/15/10		3,933,185
21,211,000		United States Treasury Note	4.625	12/31/11		21,582,193
4,000,000		United States Treasury Note	3.875	05/15/09		3,994,688
2,000,000		United States Treasury Note	4.000	08/31/09		2,001,406
7,310,000		United States Treasury Note	4.125	08/31/12		7,280,307
12,545,000		United States Treasury Note	4.500	05/15/10		12,702,791
2,500,000		United States Treasury Note	4.500	11/30/11		2,531,835
7,500,000		United States Treasury Note	4.625	03/31/08		7,517,580
6,250,000		United States Treasury Note	4.875	10/31/08		6,304,688
1,000,000		United States Treasury Note/Bond	5.125	06/30/08		1,007,109
		TOTAL U.S. TREASURY SECURITIES				68,855,782

		TOTAL GOVERNMENT BONDS				158,785,905
		(Cost $157,411,690)

		TOTAL BONDS				269,455,022
		(Cost $269,375,534)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short-Term Bond Fund II

PRINCIPAL		ISSUER	VALUE

SHORT-TERM INVESTMENTS - 2.89%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.30%
$ 6,370,000		Federal Home Loan Bank (FHLB)	$6,367,877
			6,367,877

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.59%
1,646,443		State Street Navigator Securities Lending Prime Portfolio	1,646,443
			1,646,443
		TOTAL SHORT-TERM INVESTMENTS	8,014,320
		(Cost $8,016,443)

		TOTAL PORTFOLIO - 100.21%	277,469,342
		(Cost $277,391,977)

		OTHER ASSETS & LIABILITIES, NET - (0.21)%	(590,037)

		NET ASSETS - 100.00%	$276,879,305

		ABBREVIATION:
		NR - Not Rated

	+	As provide by Moody's Investors Service (unaudited)
	*	Non-income producing.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers.
		At September 30, 2007, the value of these securities amounted to $12,413,124 or 4.48% of net assets.
	i	Floating rate or variable rate securities reflects the rate at September 30, 2007.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD FUND II
STATEMENT OF INVESTMENTS
September 30, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 92.58%

AMUSEMENT AND RECREATION SERVICES - 2.53%
$ 2,100,000	g	Buffalo Thunder Development Authority	9.375%	12/15/14	B2	$1,974,000
1,125,000		Mohegan Tribal Gaming Authority	6.125	02/15/13	Baa3	1,071,563
2,333,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	2,560,468
1,500,000	g, v	Seminole Indian Tribe of Florida	7.804	10/01/20	Ba1	1,511,505
2,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	2,708,750
		TOTAL AMUSEMENT AND RECREATION SERVICES				9,826,286

APPAREL AND OTHER TEXTILE PRODUCTS - 0.30%
1,348,000		Broder Brothers	11.250	10/15/10	B3	1,172,760
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				1,172,760

AUTO REPAIR, SERVICES AND PARKING - 2.31%
1,680,000		Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	1,650,600
640,000		Hertz Corp	8.875	01/01/14	B1	659,200
2,960,000	e	Hertz Corp	10.500	01/01/16	B2	3,196,800
4,221,000		Keystone Automotive Operations, Inc	9.750	11/01/13	Caa2	3,440,115
		TOTAL AUTO REPAIR, SERVICES AND PARKING				8,946,715

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.34%
2,155,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	2,079,575
1,500,000		Autonation, Inc	7.000	04/15/14	Ba2	1,432,500
1,690,000		Sonic Automotive, Inc	8.625	08/15/13	B1	1,668,875
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,180,950

BUSINESS SERVICES - 3.54%
1,700,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	1,496,000
1,513,000	i,v	Advanstar Communications, Inc	10.360	11/30/14	Caa2	1,444,915
1,275,000		Deluxe Corp	7.375	06/01/15	Ba2	1,259,063
3,250,000	e	Lamar Media Corp	7.250	01/01/13	Ba3	3,266,250
852,000		Lamar Media Corp	6.625	08/15/15	Ba3	822,180
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa1	1,211,788
1,750,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	1,820,000
1,490,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,557,050
852,000		United Rentals North America, Inc	7.750	11/15/13	B3	877,560
		TOTAL BUSINESS SERVICES				13,754,806

CHEMICALS AND ALLIED PRODUCTS - 3.59%
1,880,000		Chemtura Corp	6.875	06/01/16	Ba2	1,786,000
1,250,000		Hercules, Inc	6.750	10/15/29	Ba3	1,240,625
1,375,000		Huntsman International LLC	7.875	11/15/14	B2	1,464,375
1,353,000	e,g	Ineos Group Holdings plc	8.500	02/15/16	B3	1,295,498
2,350,000		Koppers Holdings, Inc (Step Bond 0.000% until
		11/15/09, 9.875% until 11/15/14)		11/15/14	B3	2,009,250
1,272,000		Koppers, Inc	9.875	10/15/13	B2	1,345,140
1,500,000	g	Mosaic Co	7.375	12/01/14	B1	1,575,000
1,250,000		Nalco Co	7.750	11/15/11	B1	1,275,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,933,000	g	Reichhold Industries, Inc	9.000%	08/15/14	B2	$1,952,330
		TOTAL CHEMICALS AND ALLIED PRODUCTS				13,943,218

COAL MINING - 3.26%
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	2,989,000
1,750,000		Consol Energy, Inc	7.875	03/01/12	Ba1	1,824,375
750,000		Foundation PA Coal Co	7.250	08/01/14	Ba3	735,000
4,456,000	e,g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba2	4,433,720
2,625,000		Peabody Energy Corp	6.875	03/15/13	Ba1	2,651,250
		TOTAL COAL MINING				12,633,345

COMMUNICATIONS - 9.46%
4,402,000		Allbritton Communications Co	7.750	12/15/12	B1	4,446,020
667,000		American Cellular Corp	10.000	08/01/11	B3	697,015
1,250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,243,750
250,000		Citizens Communications Co	9.250	05/15/11	Ba2	271,250
1,530,000		Citizens Communications Co	7.125	03/15/19	Ba2	1,507,050
2,826,000		Citizens Communications Co	9.000	08/15/31	Ba2	2,868,390
1,812,000		CSC Holdings, Inc	7.625	04/01/11	B2	1,816,530
1,700,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,708,500
2,650,000		Echostar DBS Corp	6.625	10/01/14	Ba3	2,663,250
2,398,000		Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	2,568,858
1,690,000		Intelsat Corp	9.000	08/15/14	B2	1,740,700
1,260,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	1,278,900
2,340,000	g,i	iPCS, Inc	7.481	05/01/13	B1	2,269,800
165,000		Quebecor Media, Inc	7.750	03/15/16	B2	157,369
1,600,000	g,h	Quebecor Media, Inc	7.750	03/15/16	B2	1,526,000
4,830,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	4,884,338
1,250,000		Videotron Ltd	6.875	01/15/14	Ba1	1,228,125
3,650,000		Windstream Corp	8.125	08/01/13	Ba3	3,841,625
		TOTAL COMMUNICATIONS				36,717,470

EATING AND DRINKING PLACES - 0.24%
920,000	e	ARAMARK Corp	8.500	02/01/15	B3	938,400
		TOTAL EATING AND DRINKING PLACES				938,400

ELECTRIC, GAS, AND SANITARY SERVICES - 10.57%
375,000		AES Corp	9.375	09/15/10	B1	395,625
1,000,000		AES Corp	8.875	02/15/11	B1	1,043,750
500,000	g	AES Corp	9.000	05/15/15	Ba3	525,000
250,000		Allied Waste North America, Inc	6.500	11/15/10	B1	251,875
1,000,000		Allied Waste North America, Inc	5.750	02/15/11	B1	982,500
500,000	e	Allied Waste North America, Inc	6.375	04/15/11	B1	501,250
3,200,000	e	Allied Waste North America, Inc	7.875	04/15/13	B1	3,304,000
1,750,000	i	CMS Energy Corp	6.310	01/15/13	Ba1	1,688,750
2,531,000	e	Dynegy Holdings, Inc	8.750	02/15/12	B2	2,613,258
2,775,000		Edison Mission Energy	7.500	06/15/13	B1	2,844,375
1,275,000	g	Edison Mission Energy	7.000	05/15/17	B1	1,255,875
2,400,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	2,465,496
3,750,000	g	Intergen NV	9.000	06/30/17	Ba3	3,937,500
2,062,938		Midwest Generation LLC	8.300	07/02/09	Ba2	2,099,040
2,315,000		Mirant North America LLC	7.375	12/31/13	B2	2,349,725
250,000		NRG Energy, Inc	7.250	02/01/14	B1	250,625

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000		NRG Energy, Inc	7.375%	02/01/16	B1	$2,506,250
250,000		Orion Power Holdings, Inc	12.000	05/01/10	B2	273,750
4,037,000	e	Reliant Energy, Inc	7.625	06/15/14	B3	4,067,278
1,075,000		Reliant Energy, Inc	6.750	12/15/14	B2	1,085,750
2,500,000		Sierra Pacific Resources	8.625	03/15/14	B1	2,646,305
1,250,000		Southern Natural Gas Co	8.000	03/01/32	Baa3	1,413,042
1,125,000	e	Williams Cos, Inc	8.125	03/15/12	Ba2	1,212,187
1,250,000		Williams Cos, Inc	7.750	06/15/31	Ba2	1,314,062
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				41,027,268

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.04%
3,727,000	e	Freescale Semiconductor, Inc	10.125	12/15/16	B2	3,466,110
3,500,000		L-3 Communications Corp	7.625	06/15/12	Ba3	3,578,750
845,000	g	Nortel Networks Ltd	10.125	07/15/13	B3	869,294
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				7,914,154

FABRICATED METAL PRODUCTS - 0.98%
1,250,000		Ball Corp	6.875	12/15/12	Ba1	1,265,625
2,227,000		Crown Americas LLC	7.625	11/15/13	B1	2,285,459
250,000		Crown Americas LLC	7.750	11/15/15	B1	258,125
		TOTAL FABRICATED METAL PRODUCTS				3,809,209

FOOD AND KINDRED PRODUCTS - 0.63%
637,000	g	Constellation Brands, Inc	7.250	05/15/17	Ba3	637,000
1,750,000	e	Smithfield Foods, Inc	7.750	07/01/17	Ba3	1,793,750
		TOTAL FOOD AND KINDRED PRODUCTS				2,430,750

FOOD STORES - 1.19%
4,108,000		Stater Brothers Holdings	8.125	06/15/12	B2	4,185,025
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	421,740
		TOTAL FOOD STORES				4,606,765

FURNITURE AND HOME FURNISHINGS STORES - 0.78%
2,900,000		GSC Holdings Corp	8.000	10/01/12	Ba3	3,016,000
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				3,016,000

HEALTH SERVICES - 3.18%
1,750,000		DaVita, Inc	6.625	03/15/13	B1	1,736,875
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,854,625
3,990,000	g	FMC Finance III S.A.	6.875	07/15/17	Ba3	3,970,050
3,860,000	g	HCA, Inc	9.125	11/15/14	B2	4,072,300
900,000		HCA, Inc	7.500	11/06/33	Caa1	724,500
		TOTAL HEALTH SERVICES				12,358,350

HOTELS AND OTHER LODGING PLACES - 1.78%
300,000		MGM Mirage	8.500	09/15/10	Ba2	313,500
3,250,000		MGM Mirage	6.750	09/01/12	Ba2	3,197,187

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000	g,i	Seminole Hard Rock Entertainment, Inc	8.194%	03/15/14	B1	$2,440,625
1,000,000		Station Casinos, Inc	6.000	04/01/12	Ba2	950,000
		TOTAL HOTELS AND OTHER LODGING PLACES				6,901,312

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.90%
3,625,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,493,594
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,493,594

INSTRUMENTS AND RELATED PRODUCTS - 0.33%
1,328,000	g	LVB Acquisition Merger Sub, Inc	11.625	10/15/17	Caa1	1,288,160
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,288,160

INSURANCE CARRIERS - 0.43%
1,706,000		Centene Corp	7.250	04/01/14	Ba3	1,671,880
		TOTAL INSURANCE CARRIERS				1,671,880

JUSTICE, PUBLIC ORDER AND SAFETY - 0.27%
750,000		Corrections Corp of America	6.250	03/15/13	Ba2	738,750
300,000		Corrections Corp of America	6.750	01/31/14	Ba2	299,625
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				1,038,375

LEGAL SERVICES - 1.09%
1,500,000		FTI Consulting, Inc	7.625	06/15/13	Ba2	1,537,500
2,614,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	2,705,490
		TOTAL LEGAL SERVICES				4,242,990

METAL MINING - 1.43%
3,400,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba3	3,672,000
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba3	1,862,712
		TOTAL METAL MINING				5,534,712

MISCELLANEOUS RETAIL - 2.85%
1,500,000		AmeriGas Partners LP	7.125	05/20/16	B1	1,458,750
3,250,000		Couche-Tard US LP	7.500	12/15/13	Ba2	3,306,875
1,194,000		FTD, Inc	7.750	02/15/14	B3	1,134,300
850,000		Inergy LP	6.875	12/15/14	B1	820,250
1,250,000		Rite Aid Corp	7.500	01/15/15	B3	1,181,250
1,357,000	e	Sally Holdings LLC	9.250	11/15/14	B2	1,370,570
1,724,000		Susser Holdings LLC	10.625	12/15/13	B2	1,775,720
		TOTAL MISCELLANEOUS RETAIL				11,047,715

NONDEPOSITORY INSTITUTIONS - 5.31%
1,475,000		Ford Motor Credit Co	5.700	01/15/10	B1	1,387,094
1,550,000		Ford Motor Credit Co	7.875	06/15/10	B1	1,515,162
1,230,000		Ford Motor Credit Co	9.750	09/15/10	B1	1,254,829
1,704,000		Ford Motor Credit Co	9.875	08/10/11	B1	1,725,929
2,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	1,902,600
1,500,000		Ford Motor Credit Co	7.000	10/01/13	B1	1,355,550
850,000		Ford Motor Credit Co	8.000	12/15/16	B1	795,179
1,650,000		General Motors Acceptance Corp LLC	5.625	05/15/09	Ba1	1,606,359
850,000		General Motors Acceptance Corp LLC	7.750	01/19/10	Ba1	843,084
1,850,000		General Motors Acceptance Corp LLC	7.250	03/02/11	Ba1	1,793,418

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,912,500		General Motors Acceptance Corp LLC	6.875%	09/15/11	Ba1	$1,820,057
800,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba1	746,484
1,035,000	e	General Motors Acceptance Corp LLC	8.000	11/01/31	Ba1	1,015,420
3,428,000		Residential Capital LLC	7.375	06/30/10	Ba1	2,845,240
		TOTAL NONDEPOSITORY INSTITUTIONS				20,606,405

OIL AND GAS EXTRACTION - 8.61%
1,265,000	e	Chesapeake Energy Corp	7.625	07/15/13	Ba2	1,321,925
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba2	1,027,500
2,500,000		Chesapeake Energy Corp	7.750	01/15/15	Ba2	2,571,875
1,040,000	e	Chesapeake Energy Corp	6.500	08/15/17	Ba2	1,011,400
3,875,000		Chesapeake Energy Corp	6.875	11/15/20	Ba2	3,792,656
1,660,000	e	Chesapeake Energy Corp	2.750	11/15/35	Ba2	1,823,078
2,276,000		Cimarex Energy Co	7.125	05/01/17	B1	2,258,930
3,125,000		Complete Production Services, Inc	8.000	12/15/16	B2	3,089,844
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,464,225
1,150,000		Denbury Resources, Inc	7.500	12/15/15	B1	1,178,750
1,575,000		Encore Acquisition Co	6.000	07/15/15	B1	1,421,438
675,000	e	Encore Acquisition Co	7.250	12/01/17	B1	639,562
3,000,000		Plains Exploration & Production Co	7.000	03/15/17	B1	2,805,000
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,257,660
3,000,000		Range Resources Corp	7.500	10/01/17	Ba3	3,067,500
3,725,000		Sabine Pass LNG LP	7.250	11/30/13	Ba3	3,669,125
		TOTAL OIL AND GAS EXTRACTION				33,400,468

PAPER AND ALLIED PRODUCTS - 3.72%
1,182,000		Abitibi-Consolidated Co of Canada	6.000	06/20/13	B3	827,400
2,059,000		Abitibi-Consolidated, Inc	8.550	08/01/10	B3	1,698,675
2,985,000		Cenveo Corp	7.875	12/01/13	B3	2,716,350
1,700,000	g,i	Clondalkin Acquisition BV	7.694	12/15/13	Ba3	1,632,000
846,000		Domtar, Inc	7.875	10/15/11	B2	869,265
1,060,000	e	Domtar, Inc	7.125	08/15/15	B2	1,017,600
1,680,000	g	Georgia-Pacific Corp	7.000	01/15/15	Ba3	1,638,000
1,260,000	e	Greif, Inc	6.750	02/01/17	Ba2	1,256,850
1,950,000	e	Jefferson Smurfit Corp US	8.250	10/01/12	B3	1,954,875
844,000		Jefferson Smurfit Corp US	7.500	06/01/13	B3	816,570
		TOTAL PAPER AND ALLIED PRODUCTS				14,427,585

PERSONAL SERVICES - 0.62%
2,400,000		Mac-Gray Corp	7.625	08/15/15	B2	2,400,000
		TOTAL PERSONAL SERVICES				2,400,000

PETROLEUM AND COAL PRODUCTS - 1.88%
250,000		Equistar Chemicals LP	8.750	02/15/09	B1	258,438
4,336,000		Lyondell Chemical Co	8.000	09/15/14	B1	4,769,600
1,530,000	g	Petroplus Finance Ltd	6.750	05/01/14	B1	1,468,800
815,000	g	Tesoro Corp	6.500	06/01/17	Ba1	808,887
		TOTAL PETROLEUM AND COAL PRODUCTS				7,305,725

PRIMARY METAL INDUSTRIES - 2.05%
1,500,000	g	Belden, Inc	7.000	03/15/17	Ba2	1,485,000
2,346,000		General Cable Corp	7.125	04/01/17	B1	2,299,080
1,700,000	g,i,o	Noranda Aluminium Acquisition Corp	9.360	05/15/15	B3	1,598,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,030,000		Novelis, Inc	7.250%	02/15/15	B3	$1,958,950
640,000	g	Steel Dynamics, Inc	6.750	04/01/15	Ba2	617,600
		TOTAL PRIMARY METAL INDUSTRIES				7,958,630

PRINTING AND PUBLISHING - 3.97%
1,500,000		American Achievement Corp	8.250	04/01/12	B1	1,492,500
2,130,000		Idearc, Inc	8.000	11/15/16	B2	2,124,675
1,680,000		Medianews Group, Inc	6.875	10/01/13	B2	1,276,800
1,680,000		Medianews Group, Inc	6.375	04/01/14	B2	1,243,200
3,635,000		Morris Publishing Group LLC	7.000	08/01/13	B1	2,844,388
803,000	g	Quebecor World Capital Corp	8.750	03/15/16	B3	728,722
3,060,000	h	RH Donnelley Corp	8.875	01/15/16	B3	3,117,375
800,000	g	RH Donnelley Corp	8.875	10/15/17	B3	812,000
1,750,000		Visant Corp	7.625	10/01/12	B1	1,780,625
		TOTAL PRINTING AND PUBLISHING				15,420,285

SECURITY AND COMMODITY BROKERS - 0.24%
1,000,000		E*Trade Financial Corp	7.375	09/15/13	Ba2	935,000
		TOTAL SECURITY AND COMMODITY BROKERS				935,000

SOCIAL SERVICES - 0.70%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,696,600
		TOTAL SOCIAL SERVICES				2,696,600

STONE, CLAY, AND GLASS PRODUCTS - 0.53%
1,000,000		Owens Brockway Glass Container, Inc	8.875	02/15/09	Ba2	1,015,000
1,000,000	e	Owens Brockway Glass Container, Inc	8.750	11/15/12	Ba2	1,046,250
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,061,250

TRANSPORTATION BY AIR - 0.86%
3,278,000	g	Bristow Group, Inc	7.500	09/15/17	Ba2	3,343,560
		TOTAL TRANSPORTATION BY AIR				3,343,560

TRANSPORTATION EQUIPMENT - 3.73%
250,000		American Railcar Industries, Inc	7.500	03/01/14	B1	248,750
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,458,130
1,109,000	e,g	Bombardier, Inc	8.000	11/15/14	Ba2	1,161,677
500,000		General Motors Corp	7.200	01/15/11	Caa1	477,500
1,700,000	e	General Motors Corp	7.125	07/15/13	Baa1	1,559,750
650,000	e	General Motors Corp	7.700	04/15/16	Caa1	583,375
1,475,000		General Motors Corp	9.400	07/15/21	Caa1	1,401,250
2,670,000	e	General Motors Corp	8.375	07/15/33	Caa1	2,339,587
1,917,000	e,g	Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa1	1,960,133
850,000	e	Lear Corp	8.500	12/01/13	B3	813,875
966,000		Trinity Industries, Inc	6.500	03/15/14	Ba1	927,360
566,000	g	TRW Automotive, Inc	7.000	03/15/14	Ba3	549,020
		TOTAL TRANSPORTATION EQUIPMENT				14,480,407

TRANSPORTATION SERVICES - 0.34%
1,300,000		United Rentals North America, Inc	6.500	02/15/12	B1	1,316,250
		TOTAL TRANSPORTATION SERVICES				1,316,250

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WATER TRANSPORTATION - 1.04%
$ 4,021,000		Gulfmark Offshore, Inc	7.750%	07/15/14	B1	$4,041,105
		TOTAL WATER TRANSPORTATION				4,041,105

WHOLESALE TRADE-DURABLE GOODS - 2.70%
3,390,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	3,326,437
1,900,000	e	IKON Office Solutions, Inc	7.750	09/15/15	Ba3	1,909,500
1,504,000		Interline Brands, Inc	8.125	06/15/14	B3	1,485,200
1,000,000	e	Russel Metals, Inc	6.375	03/01/14	Ba2	937,500
2,607,000		Ryerson, Inc	8.250	12/15/11	B3	2,799,266
		TOTAL WHOLESALE TRADE-DURABLE GOODS				10,457,903

WHOLESALE TRADE-NONDURABLE GOODS - 1.26%
1,441,000		Dean Foods Co	7.000	06/01/16	B1	1,368,950
1,750,000		Inergy LP	8.250	03/01/16	B1	1,806,875
1,700,000		Supervalu, Inc	7.500	11/15/14	B1	1,729,750
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				4,905,575

		TOTAL CORPORATE BONDS				359,251,932
		(Cost $362,570,584)

SHORT-TERM INVESTMENTS - 15.11%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.35%
20,760,000		Federal Home Loan Bank (FHLB)	0.000	10/01/07		20,753,080
						20,753,080
SHARES
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.76%
37,860,905		State Street Navigator Securities Lending Prime Portfolio				37,860,905
						37,860,905

		TOTAL SHORT-TERM INVESTMENTS				58,613,985
		(Cost $58,620,905)

		TOTAL PORTFOLIO - 107.69%				417,865,917
		(Cost $421,191,489)

		OTHER ASSETS & LIABILITIES, NET - (7.69)%				(29,834,311)

		NET ASSETS - 100.00%				$388,031,606

	+	As provided by Moody's Investors Service (unaudited)
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		exempt from registration to qualified institutional buyers.
		At September 30, 2007, the value of these securities amounted to $69,299,725 or 17.86% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at September 30, 2007.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
TAX-EXEMPT BOND FUND II
STATEMENT OF INVESTMENTS
September 30, 2007
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

LONG -TERM MUNICIPAL BONDS - 99.25%

ALABAMA - 1.40%
$ 1,000,000		City of Birmingham AL	5.000%	12/01/16	Aaa	$1,087,220
2,400,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,475,984
		TOTAL ALABAMA				3,563,204

ALASKA - 0.98%
1,410,000		Alaska Railroad Corp	5.250	08/01/16	Aaa	1,555,371
980,000		Northern TOB Securitization Corp	4.625	06/01/23	Baa3	942,221
		TOTAL ALASKA				2,497,592

ARIZONA - 2.92%
650,000		Arizona Health Facilities Authority	5.625	12/01/15	Aaa	692,757
1,000,000		Arizona Health Facilities Authority	6.375	12/01/37	NR	1,132,850
515,000		Arizona State Transportation Board	5.000	07/01/14	Aa3	553,975
1,185,000		Arizona Water Infrastructure Finance Authority	5.000	10/01/16	Aaa	1,291,532
1,670,000		Greater Arizona Development Authority	5.000	08/01/14	Aaa	1,802,982
570,000		Mesa AZ	5.000	07/01/19	Aaa	620,736
1,260,000		Tucson AZ	5.250	07/01/14	Aaa	1,374,106
		TOTAL ARIZONA				7,468,938

ARKANSAS - 1.94%
1,185,000		Arkansas Development Finance Authority	5.000	11/01/14	Aaa	1,277,063
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,797,392
290,000		Arkansas Housing Development Agency	8.375	07/01/10	NR	310,570
650,000		Fayetteville AR	5.000	11/01/16	Aaa	707,831
765,000		North Little Rock AR	6.500	07/01/15	Aaa	863,593
		TOTAL ARKANSAS				4,956,449

CALIFORNIA - 1.87%
40,000	i	Delta Counties Home Mortgage Finance Authority	6.700	06/01/24	Aaa	40,158
2,500,000	h	Long Beach Bond Finance Authority	5.250	11/15/22	Aa3	2,587,125
1,900,000		San Diego Unified School District	5.500	07/01/19	Aaa	2,140,559
		TOTAL CALIFORNIA				4,767,842

COLORADO - 0.05%
120,000		Vista Ridge Metropolitan District	4.125	12/01/16	Aa3	116,998
		TOTAL COLORADO				116,998

CONNECTICUT - 0.58%
1,260,000		Connecticut Municipal Electric Energy Cooperative	7.000	01/01/15	#Aaa	1,492,533
		TOTAL CONNECTICUT				1,492,533

DISTRICT OF COLUMBIA - 1.30%
100,000		District of Columbia	6.000	08/15/10	Aaa	106,701
2,300,000		District of Columbia	5.000	06/01/16	Aaa	2,480,826

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 685,000		District of Columbia	5.250%	01/01/14	Aaa	$740,896
		TOTAL DISTRICT OF COLUMBIA				3,328,423

FLORIDA - 7.37%
1,500,000		Broward County School Board	5.250	07/01/15	Aaa	1,625,805
1,485,000		Broward County School Board	5.250	07/01/16	Aaa	1,612,755
1,150,000		Charlotte County FL	5.000	10/01/14	Aaa	1,241,391
1,600,000		First Governmental Financing Commission	5.500	07/01/15	Aaa	1,784,320
2,500,000		Florida Department of Transportation	5.000	07/01/18	Aa2	2,687,050
1,890,000		Florida State Board of Education	5.000	07/01/14	Aaa	2,035,360
725,000		Florida State Board of Education	5.000	07/01/18	Aaa	765,252
2,000,000		Lake County School Board	5.250	06/01/17	Aaa	2,193,560
1,925,000		Lake County School Board	5.250	06/01/18	Aaa	2,095,440
1,440,000		Orange County Health Facilities Authority	6.250	10/01/10	Aaa	1,550,794
100,000		Orange County Health Facilities Authority	5.700	10/01/12	#Aaa	109,044
1,015,000		Pinellas County Health Facility Authority	5.500	11/15/33	Aa3	1,110,075
		TOTAL FLORIDA				18,810,846

GEORGIA - 1.77%
100,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	Aaa	111,008
270,000		City of Atlanta GA	5.500	11/01/10	Aa3	283,927
200,000		City of Atlanta GA	5.500	11/01/13	Aaa	218,404
1,560,000		City of Atlanta GA	5.500	11/01/14	Aaa	1,718,090
115,000		City of Atlanta GA	5.500	11/01/17	Aaa	128,580
695,000		Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	Aaa	793,905
480,000		Municipal Electric Authority of Georgia	6.500	01/01/17	A1	555,408
670,000		State of Georgia	5.000	07/01/13	Aaa	719,687
		TOTAL GEORGIA				4,529,009

ILLINOIS - 3.12%
940,000		Chicago Metropolitan Water Reclamation District-
		Greater Chicago	7.000	01/01/11	#Aaa	1,003,525
1,000,000		Chicago Public Building Commission Building	5.000	03/01/15	Aaa	1,077,510
1,000,000		City of Chicago IL	5.000	12/01/15	Aaa	1,082,750
655,000		Cook County Community Consolidated School
		District No 64	5.500	12/01/14	Aaa	727,233
225,000	i	Illinois Finance Authority	5.500	03/01/14	Ba1	223,670
1,000,000		Illinois Municipal Electric Agency	5.250	02/01/17	Aaa	1,102,190
1,175,000		Kendall-Grundy Etc Counties High School District
		No 18	5.000	10/01/14	Aaa	1,266,121
100,000		Madison-Bond Etc Counties Community Unit School
		District No 5	5.000	02/01/19	Aaa	107,521
1,260,000		Metropolitan Pier & Exposition Authority	5.375	06/01/13	Aaa	1,369,519
		TOTAL ILLINOIS				7,960,039

INDIANA - 4.77%
2,500,000		Avon Community School Building Corp	5.000	07/15/17	Aaa	2,700,625
1,200,000		Center Grove School Building Corp	5.000	07/15/14	Aaa	1,291,272
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aaa	1,080,140
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	Aaa	1,648,379
2,120,000		Indiana Bond Bank	5.250	04/01/19	Aaa	2,309,189
900,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	968,463
2,015,000		New Albany Floyd County School Building Corp	5.000	07/15/15	Aaa	2,176,482
		TOTAL INDIANA				12,174,550

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
KENTUCKY - 0.13%
$ 315,000	Kentucky Turnpike Authority	6.000%	07/01/11	#Aaa	$331,982
	TOTAL KENTUCKY				331,982

LOUISIANA - 1.20%
2,985,000	Desoto Parish LA	5.000	10/01/12	Baa3	3,073,953
	TOTAL LOUISIANA				3,073,953

MARYLAND - 0.44%
1,000,000	State of Maryland	5.250	03/01/17	Aaa	1,113,790
	TOTAL MARYLAND				1,113,790

MASSACHUSETTS - 2.55%
2,825,000	Massachusetts St Water Pollution Abatement	5.000	08/01/16	Aaa	3,068,261
2,000,000	Massachusetts St Water Pollution Abatement	5.250	08/01/17	Aaa	2,215,120
1,000,000	Massachusetts State College Building Authority	7.000	05/01/16	Aaa	1,223,310
	TOTAL MASSACHUSETTS				6,506,691

MICHIGAN - 4.88%
1,175,000	Ann Arbor School District	5.000	05/01/15	Aaa	1,270,269
1,135,000	Bedford Public School District	5.000	05/01/14	Aaa	1,220,420
1,505,000	Caledonia Community Schools	5.000	05/01/15	Aaa	1,627,025
1,400,000	Detroit MI	5.000	07/01/14	Aaa	1,503,348
650,000	Forest Hills Public Schools	5.000	05/01/15	Aaa	702,702
1,750,000	L'Anse Creuse Public Schools	5.000	05/01/15	Aaa	1,891,890
850,000	New Haven Community Schools	5.250	05/01/16	Aaa	937,516
1,325,000	State of Michigan	5.500	11/01/16	Aa3	1,486,796
225,000	State of Michigan	5.250	05/15/18	Aaa	249,125
1,395,000	State of Michigan	5.500	11/01/18	Aaa	1,578,066
	TOTAL MICHIGAN				12,467,157

MINNESOTA - 0.42%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,084,170
	TOTAL MINNESOTA				1,084,170

MISSISSIPPI - 1.84%
1,120,000	Harrison County Wasterwater Management District	5.000	02/01/15	Baa1	1,189,798
2,000,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	NR	2,165,000
250,000	Mississippi Development Bank Special Obligation	5.000	11/01/18	Aaa	266,343
1,000,000	State of Mississippi	5.000	12/01/13	Aaa	1,074,410
	TOTAL MISSISSIPPI				4,695,551

MISSOURI - 2.73%
1,555,000	City of Sikeston MO	5.000	06/01/22	Aaa	1,557,395
1,425,000	Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,553,108
1,325,000	Missouri State Environmental Improvement & Energy
	Resources Authority	5.500	07/01/12	Aaa	1,435,028
2,100,000	Missouri State Health & Educational Facilities
	Authority	6.750	05/15/13	#Aaa	2,428,944
	TOTAL MISSOURI				6,974,475

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
NEBRASKA - 0.41%
$ 1,000,000		Central Plains Energy Project	5.250%	12/01/18	Aa3	$1,048,170
		TOTAL NEBRASKA				1,048,170

NEVADA - 0.20%
500,000		County of Clark NV	5.300	10/01/11	NR	500,610
		TOTAL NEVADA				500,610

NEW JERSEY - 4.06%
2,610,000		Garden State Preservation Trust	5.125	11/01/18	Aaa	2,870,609
865,000		New Jersey Economic Development Authority	5.375	06/15/14	NR	922,721
1,875,000		New Jersey Economic Development Authority	5.250	09/01/14	Aaa	2,045,963
550,000		New Jersey State Turnpike Authority	5.700	05/01/13	#Aaa	577,885
20,000		New Jersey State Turnpike Authority	6.500	01/01/16	A3	22,964
230,000		New Jersey State Turnpike Authority	6.500	01/01/16	A3	264,104
55,000		New Jersey State Turnpike Authority	6.500	01/01/16	Aaa	63,155
500,000		New Jersey Transportation Trust Fund Authority	5.750	12/15/14	#Aaa	565,590
260,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/15	Aaa	291,070
1,000,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/17	Baa2	1,128,140
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,099,370
350,000		State of New Jersey	5.500	07/15/16	Aaa	392,949
120,000		Tobacco Settlement Financing Corp	6.375	06/01/32	Baa2	134,977
		TOTAL NEW JERSEY				10,379,497

NEW MEXICO - 0.89%
1,895,000		New Mexico Finance Authority	5.000	12/15/14	Aa2	2,051,849
205,000		New Mexico Mortgage Finance Authority	6.000	07/01/10	#Aaa	218,175
		TOTAL NEW MEXICO				2,270,024

NEW YORK - 8.61%
100,000		Dutchess County Resource Recovery Agency	5.000	01/01/10	Aaa	101,225
195,000		Lackawanna Housing Authority	5.000	09/01/16	NR	205,452
2,000,000		Long Island Power Authority	5.250	12/01/14	A3	2,182,840
500,000		Metropolitan Transportation Authority	5.125	07/01/13	Aaa	507,170
2,000,000		Metropolitan Transportation Authority	5.500	11/15/13	Aaa	2,209,180
2,650,000		Metropolitan Transportation Authority	5.500	07/01/16	NR	2,984,457
250,000		Metropolitan Transportation Authority	5.750	01/01/18	Aaa	286,913
1,000,000		New York State Dormitory Authority	5.000	07/01/16	Ba2	1,028,460
2,400,000		New York State Dormitory Authority	5.500	05/15/17	Aaa	2,709,480
1,825,000		New York State Environmental Facilities Corp	5.000	03/15/14	NR	1,957,824
1,500,000		New York State Environmental Facilities Corp	5.250	06/15/15	Aaa	1,657,635
1,600,000		New York State Environmental Facilities Corp	5.250	06/15/18	Aaa	1,703,152
1,000,000		New York State Environmental Facilities Corp	5.250	12/15/18	NR	1,118,610
1,830,000		New York State Thruway Authority	5.500	04/01/12	A1	1,969,958
1,300,000		Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,372,072
		TOTAL NEW YORK				21,994,428

NORTH CAROLINA - 0.30%
40,000		North Carolina Municipal Power Agency No 1
		Catawba	6.000	01/01/11	Aaa	42,887
250,000		North Carolina Municipal Power Agency No 1
		Catawba	5.500	01/01/15	Aaa	277,515
425,000	v	Pitt County NC	5.250	12/01/21	#Aaa	448,375
		TOTAL NORTH CAROLINA				768,777

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
OHIO - 4.45%
$ 1,820,000	Cincinnati City School District	5.000%	12/01/16	Aaa	$1,980,196
200,000	Dayton OH	6.050	10/01/09	NR	208,682
265,000	Medina County Library District	5.250	12/01/19	Aaa	283,213
75,000	Ohio State Water Development Authority	6.000	12/01/16	#Aaa	82,448
1,000,000	Olentangy Local School District	5.500	12/01/19	Aaa	1,092,400
1,400,000	State of Ohio	5.000	06/15/14	Aa1	1,506,190
1,900,000	State of Ohio	5.000	11/01/16	Aa1	2,064,483
2,000,000	State of Ohio	5.000	05/01/17	Aa1	2,171,040
2,000,000	State of Ohio	4.950	09/01/20	NR	1,986,720
	TOTAL OHIO				11,375,372

OREGON - 1.26%
1,165,000	Oregon State Department of Administrative Services	5.000	04/01/13	Aaa	1,243,859
1,850,000	Oregon State Department of Administrative Services	5.250	05/01/17	Aaa	1,963,276
	TOTAL OREGON				3,207,135

PENNSYLVANIA - 7.55%
240,000	Allegheny County Hospital Development Authority	5.300	07/01/26	Aaa	262,217
1,580,000	Carbon County Hospital Authority	5.400	11/15/14	Aaa	1,682,526
1,855,000	Carbon County Industrial Development Authority	6.650	05/01/10	NR	1,892,137
500,000	City of Philadelphia PA	5.000	07/01/15	Aaa	540,945
1,000,000	City of Philadelphia PA	5.000	08/01/16	Aaa	1,082,210
1,075,000	City of Pittsburgh PA	5.000	09/01/13	Aaa	1,148,551
900,000	Commonwealth of Pennsylvania	5.000	01/01/16	Baa2	973,791
1,900,000	Commonwealth of Pennsylvania	5.375	07/01/17	Aa2	2,120,362
1,900,000	Delaware Valley Regional Financial Authority	5.500	07/01/12	Aa2	2,044,020
1,030,000	Pennsylvania Economic Development Financing
	Authority	6.000	11/01/09	A2	1,065,236
115,000	Pennsylvania Economic Development Financing
	Authority	6.000	11/01/11	A2	120,745
1,250,000	Pennsylvania Economic Development Financing
	Authority	6.500	11/01/16	A2	1,333,400
285,000	Pennsylvania Economic Development Financing
	Authority	5.250	12/01/16	NR	291,276
280,000	Pennsylvania Economic Development Financing
	Authority	6.250	11/01/31	A2	292,639
235,000	Pennsylvania Economic Development Financing
	Authority	6.375	11/01/41	A2	246,087
500,000	Philadelphia Authority for Industrial Development	4.250	09/01/19	NR	474,815
2,000,000	Philadelphia School District	5.000	06/01/24	Aaa	2,150,360
1,370,000	Pittsburgh Urban Redevelopment Authority	6.000	09/01/16	#Aaa	1,558,375
	TOTAL PENNSYLVANIA				19,279,692

PUERTO RICO - 5.44%
1,200,000	Commonwealth of Puerto Rico	5.250	07/01/12	Baa3	1,268,940
560,000	Commonwealth of Puerto Rico	5.000	07/01/13	Baa3	590,509
2,015,000	Commonwealth of Puerto Rico	5.500	07/01/15	Baa3	2,200,440
1,000,000	Commonwealth of Puerto Rico	5.250	07/01/16	Baa3	1,076,120
1,000,000	Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,058,700
2,300,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/14	Baa3	2,433,262
1,000,000	Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	1,079,970

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,670,000		Puerto Rico Public Buildings Authority	5.000%	07/01/28	Baa3	$1,737,017
2,290,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	2,437,361
		TOTAL PUERTO RICO				13,882,319

RHODE ISLAND - 0.43%
1,015,000		Rhode Island State & Providence Plantations	5.250	10/01/14	Aaa	1,110,522
		TOTAL RHODE ISLAND				1,110,522

SOUTH CAROLINA - 0.78%
385,000		County of Greenville SC	5.000	04/01/17	Aaa	395,291
150,000		Georgetown County SC	5.700	04/01/14	Baa3	160,039
1,320,000		Scago Educational Facilities Corp for Colleton
		School District	5.000	12/01/16	Aaa	1,425,600
		TOTAL SOUTH CAROLINA				1,980,930

SOUTH DAKOTA - 0.45%
1,000,000		Sioux Falls SD	6.750	11/15/33	NR	1,143,440
		TOTAL SOUTH DAKOTA				1,143,440

TENNESSEE - 2.79%
700,000		City of Memphis TN	5.000	10/01/15	Aaa	758,450
100,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	Aa3	103,574
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	1,008,374
75,000		Shelby County Health Educational & Housing
		Facilities Board	5.500	08/15/19	Aaa	83,035
5,000,000	d	Tennessee Energy Acquisition Corp	5.000	09/01/16	Aa3	5,174,250
		TOTAL TENNESSEE				7,127,683

TEXAS - 12.83%
2,500,000		Alliance Airport Authority	4.850	04/01/21	Baa2	2,461,100
3,695,000		Brazos River Authority	4.900	10/01/15	Aaa	3,951,913
490,000		Brazos River Authority	5.125	05/01/19	Aaa	502,877
500,000		Brazos River Authority	5.125	11/01/20	Aaa	515,820
135,000	i	Brazos River Authority	6.300	07/01/32	Baa2	137,429
1,390,000		City of Corpus Christi TX	5.000	07/15/15	Aaa	1,499,462
260,000		City of Houston TX	5.800	07/01/10	#Aaa	267,683
1,425,000		City of Houston TX	5.000	11/15/14	Aaa	1,534,383
2,000,000		County of Fort Bend TX	5.000	03/01/16	Aaa	2,159,380
1,500,000		County of Harris TX	5.000	08/15/16	Aaa	1,623,780
2,500,000		County of Harris TX	5.250	08/15/19	Aaa	2,755,525
400,000		Cypress-Fairbanks Independent School District	5.000	02/15/16	Aaa	431,728
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	Aaa	530,995
35,000		Harris County Flood Control District	5.000	10/01/14	Aa1	37,603
1,005,000		Lower Colorado River Authority	6.000	01/01/17	Aaa	1,167,418
1,505,000		Lower Colorado River Authority	5.000	05/15/17	Aaa	1,586,947
235,000		North Central Texas Health Facility Development	5.500	06/01/21	#Aaa	259,811
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	Aa3	1,052,590
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	Aa3	523,525
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	Aa3	2,130,680
1,105,000	i	Sabine River Authority	5.800	07/01/22	Baa2	1,099,475
1,735,000		Sabine River Authority	6.150	08/01/22	Baa2	1,763,784
600,000		San Felipe-Del Rio Consolidated Independent School
		District	5.500	08/15/19	Aaa	632,100

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250%	12/15/17	Aa3	$2,630,950
1,410,000		Texas Public Building Authority	7.125	08/01/11	Aaa	1,514,622
		TOTAL TEXAS				32,771,580

VIRGINIA - 1.52%
1,700,000		City of Hopewell VA	5.000	07/15/09	A2	1,728,237
2,000,000		Virginia College Building Authority	5.000	09/01/14	Aa1	2,157,220
		TOTAL VIRGINIA				3,885,457

WASHINGTON - 3.34%
75,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Aaa	78,936
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Aaa	131,234
1,040,000		King County School District No 401 Highline	5.125	12/01/20	Aaa	1,083,857
690,000		Port of Seattle WA	5.000	03/01/15	Aaa	742,557
2,925,000		Port of Seattle WA	5.500	09/01/17	Aaa	3,286,091
2,000,000		State of Washington	5.000	07/01/18	Aaa	2,129,200
1,000,000		Washington Economic Development Finance
		Authority	5.000	06/01/16	Aaa	1,080,910
		TOTAL WASHINGTON				8,532,785

WISCONSIN - 1.68%
40,000		State of Wisconsin	6.875	06/01/11	Aa1	43,015
2,000,000		State of Wisconsin	5.250	05/01/15	Aaa	2,193,480
1,900,000		State of Wisconsin	5.000	05/01/17	Aaa	2,062,488
		TOTAL WISCONSIN				4,298,983

		TOTAL LONG-TERM MUNICIPAL BONDS				253,471,596
		(Cost $251,917,225)

SHORT -TERM MUNICIPAL BONDS - 0.28%
NEW YORK - 0.20%
300,000	i	Jay Street Development Corp	3.600	05/01/20	Aaa	300,000
220,000	i	New York City Municipal Water Finance Authority	3.640	06/15/35	Aa2	220,000
		TOTAL NEW YORK				520,000

TEXAS - 0.08%
200,000	i	Gulf Coast Waste Disposal Authority	3.740	10/01/24	Aaa	200,000
		TOTAL TEXAS				200,000

		TOTAL SHORT-TERM MUNICIPAL BONDS				720,000
		(Cost $720,000)

		TOTAL PORTFOLIO - 99.53%				254,191,596
		(Cost $252,637,225)

		OTHER ASSETS AND LIABILITIES, NET - 0.47%				1,204,365

		NET ASSETS - 100.00%				$255,395,961

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

ABBREVIATION:
AMT - Alternative Minimum Tax
COP - Certificate of Participation
ETM - Escrowed to Maturity
GO - General Obligation
NR - Not Rated

+	As provided by Moody's Investors Service (unaudited)
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
h	These securities were purchased on a delayed delivery basis.
i	Variable rate demand note (VRDN)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2007
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 98.77%

U.S. TREASURY SECURITIES - 98.77%
$ 21,330,506	k	United States Treasury Inflation Indexed Bonds	3.875%	01/15/09	$21,767,121
15,432,652	k	United States Treasury Inflation Indexed Bonds	4.250	01/15/10	16,162,092
36,487,926	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	35,276,418
15,367,171	k	United States Treasury Inflation Indexed Bonds	3.500	01/15/11	16,037,088
22,825,420	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	22,973,421
8,528,430	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/12	8,968,173
10,162,445	k	United States Treasury Inflation Indexed Bonds	2.000	04/15/12	10,088,605
29,756,425	k	United States Treasury Inflation Indexed Bonds	3.000	07/15/12	30,969,922
27,888,434	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	27,443,949
29,462,668	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	29,039,142
26,151,311	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	25,797,850
25,417,810	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	24,317,703
22,060,577	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	21,476,325
22,055,106	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	21,558,867
21,242,486	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	21,637,469
19,005,495	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	19,142,107
10,050,390	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	10,359,752
34,069,086	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	34,369,848
22,275,500	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	21,273,103
17,896,153	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	18,114,272
23,033,629	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	28,057,840
26,545,487	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	33,708,628
7,123,299	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	8,700,441
		TOTAL U.S. TREASURY SECURITIES			507,240,136

		TOTAL GOVERNMENT BONDS
		(Cost $510,175,931)			507,240,136

SHORT-TERM INVESTMENTS - 0.63%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.63%
3,220,000		Federal Home Loan Bank (FHLB)		10/01/07	3,218,927
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $3,220,000)			3,218,927

		TOTAL PORTFOLIO - 99.40%
		(Cost $513,395,931)			510,459,063

		OTHER ASSETS & LIABILITIES, NET - 0.60%			3,066,600

		NET ASSETS - 100.00%			$513,525,663

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 99.92%

BANK NOTES - 1.10%
$ 15,000,000	Wells Fargo Bank NA	5.400	10/23/07	$15,000,000
	TOTAL BANK NOTES			15,000,000

BANKERS ACCEPTANCES - 2.62%
2,696,000	JPMorgan Chase Bank NA	0.000%	10/09/07	2,692,876
1,800,000	JPMorgan Chase Bank NA	0.000	10/11/07	1,797,375
1,344,000	JPMorgan Chase Bank NA	0.000	10/12/07	1,341,852
1,124,000	JPMorgan Chase Bank NA	0.000	10/15/07	1,121,714
2,536,000	JPMorgan Chase Bank NA	0.000	10/22/07	2,528,837
1,036,000	JPMorgan Chase Bank NA	0.000	10/29/07	1,031,778
1,092,000	JPMorgan Chase Bank NA	0.000	10/30/07	1,087,391
1,343,000	JPMorgan Chase Bank NA	0.000	11/02/07	1,336,851
1,221,000	JPMorgan Chase Bank NA	0.000	11/08/07	1,214,272
1,122,000	JPMorgan Chase Bank NA	0.000	11/13/07	1,115,083
1,320,000	JPMorgan Chase Bank NA	0.000	11/26/07	1,309,624
1,361,000	JPMorgan Chase Bank NA	0.000	12/20/07	1,345,614
1,850,000	JPMorgan Chase Bank NA	0.000	12/24/07	1,828,002
1,663,000	JPMorgan Chase Bank NA	0.000	01/02/08	1,640,617
1,346,000	JPMorgan Chase Bank NA	0.000	01/08/08	1,326,752
1,105,000	JPMorgan Chase Bank NA	0.000	01/22/08	1,088,147
1,095,000	JPMorgan Chase Bank NA	0.000	02/26/08	1,073,085
1,178,000	JPMorgan Chase Bank NA	0.000	02/27/08	1,154,263
1,112,000	JPMorgan Chase Bank NA	0.000	03/05/08	1,087,666
9,000,000	Wachovia Bank NA	0.000	03/11/08	8,798,613
	TOTAL BANKERS ACCEPTANCES			35,920,412

CERTIFICATES OF DEPOSIT - 5.80%
7,000,000	American Express Bank FSB	5.780	10/03/07	7,000,004
3,400,000	American Express Bank FSB	5.060	11/02/07	3,400,030
10,000,000	Banco Bilbao Vizcaya Argentaria S.A.	5.500	12/20/07	10,007,594
3,800,000	Banco Bilbao Vizcaya Argentaria S.A.	5.400	06/04/08	3,810,417
5,895,000	Bank of Montreal	5.500	11/26/07	5,895,090
5,000,000	Canadian Imperial Bank of Commerce	5.440	10/29/07	5,000,000
5,000,000	Deutsche Bank	5.290	10/16/07	5,000,021
6,035,000	Deutsche Bank	5.390	12/17/07	6,035,127
7,135,000	Dexia Banque	5.070	11/05/07	7,135,069
5,000,000	Royal Bank of Canada	5.310	10/09/07	5,000,011
1,100,000	Royal Bank of Canada	5.600	12/12/07	1,100,022
5,000,000	Royal Bank of Scotland plc	5.410	11/05/07	5,000,000
10,000,000	UBS AG.	5.550	12/06/07	10,000,000
5,000,000	Wachovia Bank NA	5.350	10/16/07	5,000,000
	TOTAL CERTIFICATES OF DEPOSIT			79,383,385

COMMERCIAL PAPER - 80.33%
5,751,000	Abbey National North America LLC		10/04/07	5,748,496
3,000,000	Alcon Capital Corp		10/04/07	2,998,700

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 20,900,000	American Express Credit Corp	10/18/07	$20,848,580
4,346,000	American Express Credit Corp	12/18/07	4,300,990
3,585,000	American Honda Finance Corp	10/10/07	3,580,322
6,500,000	American Honda Finance Corp	11/27/07	6,445,866
1,895,000	American Honda Finance Corp	11/28/07	1,880,498
3,000,000	American Honda Finance Corp	11/29/07	2,974,040
5,315,000	Atlantis One Funding Corp	10/18/07	5,301,823
2,500,000	Bank of America Corp	10/02/07	2,499,638
4,600,000	Bank of America Corp	11/07/07	4,574,681
3,100,000	Bank of America Corp	11/08/07	3,084,876
4,300,000	Bank of America Corp	11/16/07	4,271,926
5,000,000	Bank of America Corp	11/20/07	4,962,639
7,000,000	Bank of America Corp	11/30/07	6,940,164
10,000,000	Bank of Nova Scotia	12/28/07	9,879,306
5,000,000	Barclays U.S. Funding Corp	10/05/07	4,997,078
5,790,000	Barclays U.S. Funding Corp	11/13/07	5,752,343
8,000,000	Beta Finance, Inc	10/22/07	7,975,800
430,000	Beta Finance, Inc	10/23/07	428,620
3,000,000	Beta Finance, Inc	11/26/07	2,975,617
5,000,000	BMW US Capital Corp	10/11/07	4,992,764
3,000,000	BMW US Capital Corp	10/12/07	2,995,224
4,800,000	Canadian Imperial Holding, Inc	11/13/07	4,769,126
1,635,000	Canadian Imperial Holding, Inc	11/14/07	1,624,315
10,000,000	Canadian Imperial Holding, Inc	12/07/07	9,896,708
5,000,000	CC (USA), Inc	10/23/07	4,984,124
5,000,000	CC (USA), Inc	11/01/07	4,977,852
13,780,000	Ciesco LLC	10/17/07	13,747,540
12,000,000	Ciesco LLC	10/19/07	11,967,000
10,000,000	Ciesco LLC	11/01/07	9,958,537
2,400,000	Ciesco LLC	11/08/07	2,387,430
6,755,000	Ciesco LLC	01/15/08	6,653,562
4,000,000	Citigroup Funding, Inc	10/17/07	3,990,676
8,000,000	Citigroup Funding, Inc	10/22/07	7,975,033
7,000,000	Citigroup Funding, Inc	10/31/07	6,969,550
5,000,000	Citigroup Funding, Inc	11/01/07	4,977,439
6,000,000	Citigroup Funding, Inc	12/13/07	5,934,300
6,000,000	Citigroup Funding, Inc	01/24/08	5,897,458
7,000,000	Citigroup Funding, Inc	01/25/08	6,883,839
2,200,000	Citigroup Funding, Inc	02/04/08	2,162,940
4,000,000	Coca-Cola Co	10/04/07	3,998,257
5,000,000	Coca-Cola Co	10/10/07	4,993,525
7,000,000	Coca-Cola Co	10/29/07	6,971,471
2,190,000	Coca-Cola Co	11/13/07	2,177,080
13,000,000	Coca-Cola Co	12/04/07	12,879,253
2,745,000	Coca-Cola Co	12/06/07	2,718,932
6,195,000	Colgate-Palmolive Co	11/08/07	6,160,931
4,000,000	Corporate Asset Funding Corp	10/26/07	3,986,599
7,165,000	Corporate Asset Funding Corp	11/02/07	7,131,277
9,500,000	Danske Corp	10/12/07	9,484,978
4,200,000	Danske Corp	10/30/07	4,182,254
1,500,000	Danske Corp	12/19/07	1,483,511
11,155,000	Danske Corp	12/20/07	11,021,884
10,000,000	Danske Corp	12/21/07	9,888,819

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 5,000,000	Dorada Finance, Inc	10/22/07	$4,984,688
3,875,000	Edison Asset Securitization LLC	10/02/07	3,874,436
1,887,000	Edison Asset Securitization LLC	10/09/07	1,884,799
10,000,000	Edison Asset Securitization LLC	10/24/07	9,966,490
1,000,000	Edison Asset Securitization LLC	12/03/07	990,883
3,961,000	General Electric Capital Corp	11/06/07	3,940,365
10,000,000	General Electric Capital Corp	12/17/07	9,897,975
10,000,000	General Electric Capital Corp	01/17/08	9,857,500
5,000,000	General Electric Capital Corp	01/18/08	4,928,242
9,000,000	General Electric Co	11/28/07	8,924,020
4,000,000	General Electric Co	11/29/07	3,965,649
1,050,000	Govco LLC	10/17/07	1,047,552
10,325,000	Govco LLC	10/19/07	10,297,123
7,000,000	Govco LLC	10/23/07	6,977,786
5,570,000	Govco LLC	11/20/07	5,524,357
9,540,000	Govco LLC	11/26/07	9,464,183
11,520,000	Govco LLC	12/03/07	11,402,064
3,015,000	Grampian Funding LLC	10/05/07	3,013,261
5,000,000	Grampian Funding LLC	12/14/07	4,946,650
5,000,000	Greenwich Capital Holdings, Inc	11/21/07	4,961,644
5,000,000	Greenwich Capital Holdings, Inc	12/13/07	4,947,278
5,000,000	Harley-Davidson Funding Corp	10/11/07	4,992,816
2,380,000	Harley-Davidson Funding Corp	10/15/07	2,375,226
3,000,000	HBOS Treasury Services plc	10/03/07	2,999,126
5,000,000	HBOS Treasury Services plc	10/10/07	4,993,444
10,000,000	HBOS Treasury Services plc	10/15/07	9,979,813
5,000,000	HBOS Treasury Services plc	10/29/07	4,979,817
3,000,000	HBOS Treasury Services plc	11/01/07	2,985,921
4,920,000	HBOS Treasury Services plc	11/02/07	4,896,165
19,000,000	IBM Capital, Inc	12/18/07	18,802,166
14,890,000	IBM International Group	10/30/07	14,827,388
10,850,000	IBM International Group	10/31/07	10,802,803
1,548,000	ING US Funding LLC	10/09/07	1,546,192
5,000,000	ING US Funding LLC	10/16/07	4,989,197
5,000,000	ING US Funding LLC	10/24/07	4,983,293
10,000,000	ING US Funding LLC	11/19/07	9,924,731
10,000,000	Johnson & Johnson	11/19/07	9,932,945
5,000,000	Kimberly-Clark Wordwide	10/11/07	4,992,822
5,340,000	Kitty Hawk Funding Corp	10/29/07	5,318,195
5,000,000	Kitty Hawk Funding Corp	11/26/07	4,954,500
7,550,000	Kitty Hawk Funding Corp	11/28/07	7,488,572
2,523,000	Kitty Hawk Funding Corp	12/13/07	2,492,559
5,000,000	McGraw-Hill Cos, Inc	10/10/07	4,993,462
5,000,000	McGraw-Hill Cos, Inc	10/22/07	4,984,804
2,100,000	McGraw-Hill Cos, Inc	11/01/07	2,090,579
20,000,000	McGraw-Hill Cos, Inc	11/06/07	19,895,750
5,000,000	McGraw-Hill Cos, Inc	11/14/07	4,968,161
7,955,000	Nestle Capital Corp	10/09/07	7,945,808
12,000,000	Nestle Capital Corp	11/15/07	11,920,500
3,100,000	Nestle Capital Corp	12/12/07	3,069,124
3,000,000	Nestle Capital Corp	12/19/07	2,965,438
6,000,000	Nestle Capital Corp	03/05/08	5,864,540
1,000,000	Nestle Capital Corp	03/11/08	977,095

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 9,000,000	Nestle Capital Corp	03/13/08	$8,799,920
422,000	Old Line Funding LLC	10/05/07	421,757
2,325,000	Paccar Financial Corp	10/18/07	2,319,280
4,100,000	Paccar Financial Corp	10/19/07	4,089,319
10,000,000	Paccar Financial Corp	11/09/07	9,943,207
1,890,000	Paccar Financial Corp	11/13/07	1,878,035
5,000,000	Paccar Financial Corp	11/15/07	4,967,235
4,000,000	Park Avenue Receivables Corp	10/12/07	3,993,583
2,840,000	Private Export Funding Corp	10/25/07	2,830,117
5,000,000	Private Export Funding Corp	11/09/07	4,971,617
8,000,000	Private Export Funding Corp	11/13/07	7,950,120
2,235,000	Private Export Funding Corp	11/28/07	2,216,348
7,000,000	Private Export Funding Corp	12/11/07	6,927,935
5,000,000	Private Export Funding Corp	01/14/08	4,926,646
5,000,000	Private Export Funding Corp	01/29/08	4,921,296
4,770,000	Procter & Gamble International	10/25/07	4,753,416
1,000,000	Procter & Gamble International	11/29/07	992,307
8,000,000	Procter & Gamble International	12/04/07	7,925,902
11,000,000	Procter & Gamble International	12/06/07	10,894,932
7,000,000	Procter & Gamble International	12/11/07	6,934,148
3,000,000	Procter & Gamble International	12/12/07	2,970,300
10,000,000	Procter & Gamble International	12/17/07	9,898,189
5,000,000	Rabobank USA Financial Corp	12/12/07	4,948,200
1,257,000	Ranger Funding Co LLC	10/25/07	1,252,768
2,352,000	Ranger Funding Co LLC	10/31/07	2,342,137
6,460,000	Ranger Funding Co LLC	11/27/07	6,397,403
2,525,000	Ranger Funding Co LLC	12/14/07	2,496,521
15,000,000	Ranger Funding Co LLC	12/19/07	14,832,125
1,000,000	Royal Bank of Scotland plc	11/16/07	993,249
14,000,000	Royal Bank of Scotland plc	12/14/07	13,843,155
3,325,000	Scaldis Capital LLC	10/03/07	3,324,036
3,000,000	Scaldis Capital LLC	10/23/07	2,990,699
4,666,000	Scaldis Capital LLC	10/24/07	4,650,600
5,000,000	Scaldis Capital LLC	12/17/07	4,944,228
4,600,000	Sedna Finance, Inc	10/11/07	4,593,374
10,000,000	Sedna Finance, Inc	10/25/07	9,965,067
3,000,000	Sedna Finance, Inc	10/30/07	2,987,313
7,400,000	Sedna Finance, Inc	11/30/07	7,335,883
5,000,000	Sigma Finance, Inc	11/29/07	4,957,389
4,205,000	Societe Generale North America, Inc	10/01/07	4,205,000
6,950,000	Societe Generale North America, Inc	10/09/07	6,941,924
4,700,000	Societe Generale North America, Inc	11/05/07	4,676,276
1,500,000	Societe Generale North America, Inc	11/13/07	1,490,705
5,000,000	Societe Generale North America, Inc	12/27/07	4,939,172
6,000,000	Svensk Exportkredit AB	10/11/07	5,991,292
10,000,000	Svensk Exportkredit AB	10/26/07	9,963,819
10,460,000	Svensk Exportkredit AB	12/05/07	10,359,526
7,000,000	Svensk Exportkredit AB	12/10/07	6,931,224
5,000,000	Svensk Exportkredit AB	12/12/07	4,947,350
235,000	Svensk Exportkredit AB	01/14/08	231,744
3,715,000	Toronto-Dominion Holdings	10/17/07	3,706,371
5,000,000	Toronto-Dominion Holdings	10/18/07	4,987,651
5,000,000	Toyota Motor Credit Corp	10/10/07	4,993,469

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 9,000,000	Toyota Motor Credit Corp	10/15/07	$8,981,730
5,500,000	Toyota Motor Credit Corp	10/17/07	5,487,216
10,000,000	Toyota Motor Credit Corp	12/27/07	9,884,483
7,950,000	Toyota Motor Credit Corp	01/14/08	7,828,498
7,190,000	Toyota Motor Credit Corp	01/16/08	7,088,491
2,000,000	UBS Finance (Delaware) LLC	10/02/07	1,999,708
5,300,000	UBS Finance (Delaware) LLC	10/12/07	5,291,528
2,400,000	UBS Finance (Delaware) LLC	10/23/07	2,392,373
2,900,000	UBS Finance (Delaware) LLC	11/02/07	2,886,460
5,000,000	UBS Finance (Delaware) LLC	11/05/07	4,972,753
2,500,000	UBS Finance (Delaware) LLC	11/26/07	2,478,883
5,890,000	UBS Finance (Delaware) LLC	12/12/07	5,827,330
2,000,000	UBS Finance (Delaware) LLC	12/17/07	1,977,071
2,045,000	UBS Finance (Delaware) LLC	12/31/07	2,016,957
5,000,000	UBS Finance (Delaware) LLC	01/11/08	4,922,154
5,430,000	Unilever Capital Corp	11/16/07	5,393,435
3,000,000	Variable Funding Capital Corp	10/01/07	3,000,000
6,210,000	Variable Funding Capital Corp	10/16/07	6,196,429
10,425,000	Wal-Mart Stores, Inc	10/10/07	10,411,425
3,540,000	Wal-Mart Stores, Inc	10/16/07	3,532,330
1,480,000	Wal-Mart Stores, Inc	10/23/07	1,475,288
10,000,000	Wal-Mart Stores, Inc	10/30/07	9,958,568
5,000,000	Wal-Mart Stores, Inc	11/13/07	4,973,733
4,600,000	Wal-Mart Stores, Inc	12/18/07	4,552,483
2,800,000	Washington Gas Light Co	10/02/07	2,799,631
3,000,000	Yorktown Capital LLC	10/26/07	2,989,423
5,000,000	Yorktown Capital LLC	11/08/07	4,968,861
5,000,000	Yorktown Capital LLC	11/16/07	4,967,417
3,000,000	Yorktown Capital LLC	12/03/07	2,971,387
9,250,000	Yorktown Capital LLC	12/11/07	9,147,839
3,000,000	Yorktown Capital LLC	12/19/07	2,966,491
4,500,000	Yorktown Capital LLC	12/21/07	4,440,060
	TOTAL COMMERCIAL PAPER		1,099,501,802

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.41%
4,640,000	Federal Home Loan Bank (FHLB)	10/26/07	4,624,147
5,000,000	Federal Home Loan Bank (FHLB)	11/07/07	4,974,871
5,000,000	Federal Home Loan Bank (FHLB)	11/20/07	4,967,834
4,845,000	Federal Home Loan Bank (FHLB)	11/23/07	4,809,478
3,500,000	Federal Home Loan Bank (FHLB)	12/14/07	3,465,175
6,968,000	Federal Home Loan Mortgage Corp (FHLMC)	10/15/07	6,954,180
675,000	Federal Home Loan Mortgage Corp (FHLMC)	10/16/07	673,594
4,000,000	Federal Home Loan Mortgage Corp (FHLMC)	10/29/07	3,984,756
12,950,000	Federal Home Loan Mortgage Corp (FHLMC)	11/19/07	12,862,397
7,000,000	Federal Home Loan Mortgage Corp (FHLMC)	12/07/07	6,938,248
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)	02/19/08	4,905,988
2,625,000	Federal National Mortgage Association (FNMA)	10/26/07	2,615,885
789,000	Federal National Mortgage Association (FNMA)	10/31/07	785,637
10,000,000	Federal National Mortgage Association (FNMA)	11/07/07	9,947,743
8,820,000	Federal National Mortgage Association (FNMA)	11/14/07	8,767,340
2,000,000	Federal National Mortgage Association (FNMA)	12/14/07	1,979,238
4,590,000	Federal National Mortgage Association (FNMA)	01/02/08	4,530,120
	TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES		87,786,631

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
VARIABLE NOTES - 3.66% ( i )
$ 12,000,000		PNC Bank NA	5.069%	01/02/08	$11,999,236
10,000,000		Suntrust Bank	5.119	01/28/08	10,000,922
8,000,000		US Bank NA	5.099	11/30/07	8,000,059
6,000,000		US Bank NA	5.735	12/05/07	6,000,179
4,160,000		US Bank NA	5.755	02/08/08	4,159,696
9,890,000		Wells Fargo & Co	5.870	03/10/08	9,890,367
		TOTAL VARIABLE NOTES			50,050,459

		TOTAL SHORT-TERM INVESTMENTS			1,367,642,689
		(Cost $1,367,642,689)

		TOTAL PORTFOLIO - 99.92%			1,367,642,689
		(Cost $1,367,642,689)

		OTHER ASSETS & LIABILITIES, NET - 0.08%			1,098,469

		NET ASSETS - 100.00%			$1,368,741,158

	i	Floating rate or variable rate securities reflects the rate at September 30, 2007.

TIAA-CREF LIFECYCLE FUNDS - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.16% (a)
6,472,499	TIAA-CREF Institutional Bond Fund	$64,336,644
5,495,300	TIAA-CREF Institutional Growth Equity Fund	48,853,219
881,331	TIAA-CREF Institutional High-Yield Fund II	8,760,432
2,757,080	TIAA-CREF Institutional Inflation-Linked Bond Fund	27,901,649
2,408,971	TIAA-CREF Institutional International Equity Fund	36,086,392
2,823,549	TIAA-CREF Institutional Large-Cap Value Fund	48,056,807
1,460,650	TIAA-CREF Institutional Short-Term Bond Fund II	14,664,931
568,530	TIAA-CREF Institutional Small-Cap Equity Fund	8,772,411
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	257,432,485
	(Cost $245,134,920)

	TOTAL PORTFOLIO - 99.16%	257,432,485
	(Cost $245,134,920)

	OTHER ASSETS & LIABILITIES, NET - 0.84%	2,178,064

	NET ASSETS - 100.00%	$259,610,549

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

1

TIAA-CREF LIFECYCLE FUNDS - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.20% (a)
4,717,102	TIAA-CREF Institutional Bond Fund	$46,887,996
4,920,175	TIAA-CREF Institutional Growth Equity Fund	43,740,356
711,501	TIAA-CREF Institutional High-Yield Fund II	7,072,325
1,481,542	TIAA-CREF Institutional Inflation-Linked Bond Fund	14,993,209
2,164,136	TIAA-CREF Institutional International Equity Fund	32,418,753
2,568,329	TIAA-CREF Institutional Large-Cap Value Fund	43,712,954
623,917	TIAA-CREF Institutional Short-Term Bond Fund II	6,264,130
521,009	TIAA-CREF Institutional Small-Cap Equity Fund	8,039,166
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	203,128,889
	(Cost $191,906,775)

	TOTAL PORTFOLIO - 99.20%	203,128,889
	(Cost $191,906,775)

	OTHER ASSETS & LIABILITIES, NET - 0.80%	1,642,437

	NET ASSETS - 100.00%	$204,771,326

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

2

TIAA-CREF LIFECYCLE FUNDS - 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
2020 FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.91% (a)
4,019,837	TIAA-CREF Institutional Bond Fund	$39,957,181
4,904,642	TIAA-CREF Institutional Growth Equity Fund	43,602,271
726,493	TIAA-CREF Institutional High-Yield Fund II	7,221,339
426,971	TIAA-CREF Institutional Inflation-Linked Bond Fund	4,320,946
2,165,983	TIAA-CREF Institutional International Equity Fund	32,446,433
2,552,774	TIAA-CREF Institutional Large-Cap Value Fund	43,448,211
143,036	TIAA-CREF Institutional Short-Term Bond Fund II	1,436,080
531,678	TIAA-CREF Institutional Small-Cap Equity Fund	8,203,787
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	180,636,248
	(Cost $170,122,773)

	TOTAL PORTFOLIO - 98.91%	180,636,248
	(Cost $170,122,773)

	OTHER ASSETS & LIABILITIES, NET - 1.09%	1,987,517

	NET ASSETS - 100.00%	$182,623,765

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

3

TIAA-CREF LIFECYCLE FUNDS - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.77% (a)
2,525,490	TIAA-CREF Institutional Bond Fund	$25,103,367
4,371,444	TIAA-CREF Institutional Growth Equity Fund	38,862,141
574,387	TIAA-CREF Institutional High-Yield Fund II	5,709,405
2,913	TIAA-CREF Institutional Inflation-Linked Bond Fund	29,478
1,918,178	TIAA-CREF Institutional International Equity Fund	28,734,301
2,257,307	TIAA-CREF Institutional Large-Cap Value Fund	38,419,363
460,879	TIAA-CREF Institutional Small-Cap Equity Fund	7,111,365
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	143,969,420
	(Cost $135,072,649)

	TOTAL PORTFOLIO - 98.77%	143,969,420
	(Cost $135,072,649)

	OTHER ASSETS & LIABILITIES, NET - 1.23%	1,794,320

	NET ASSETS - 100.00%	$145,763,740

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

4

TIAA-CREF LIFECYCLE FUNDS - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.39% (a)
1,230,345	TIAA-CREF Institutional Bond Fund	$12,229,629
4,282,048	TIAA-CREF Institutional Growth Equity Fund	38,067,407
515,424	TIAA-CREF Institutional High-Yield Fund II	5,123,316
3	TIAA-CREF Institutional Inflation-Linked Bond Fund	29
1,877,978	TIAA-CREF Institutional International Equity Fund	28,132,112
2,226,339	TIAA-CREF Institutional Large-Cap Value Fund	37,892,294
451,048	TIAA-CREF Institutional Small-Cap Equity Fund	6,959,666
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	128,404,453
	(Cost $119,723,127)

	TOTAL PORTFOLIO - 98.39%	128,404,453
	(Cost $119,723,127)

	OTHER ASSETS & LIABILITIES, NET - 1.61%	2,098,492

	NET ASSETS - 100.00%	$130,502,945

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

5

TIAA-CREF LIFECYCLE FUNDS - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.13% (a)
648,633	TIAA-CREF Institutional Bond Fund	$6,447,415
3,503,624	TIAA-CREF Institutional Growth Equity Fund	31,147,214
399,686	TIAA-CREF Institutional High-Yield Fund II	3,972,875
790	TIAA-CREF Institutional Inflation-Linked Bond Fund	7,994
1,530,687	TIAA-CREF Institutional International Equity Fund	22,929,684
1,832,712	TIAA-CREF Institutional Large-Cap Value Fund	31,192,756
376,452	TIAA-CREF Institutional Small-Cap Equity Fund	5,808,659
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	101,506,597
	(Cost $94,580,917)

	TOTAL PORTFOLIO - 98.13%	101,506,597
	(Cost $94,580,917)

	OTHER ASSETS & LIABILITIES, NET - 1.87%	1,938,964

	NET ASSETS - 100.00%	$103,445,561

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

6

TIAA-CREF LIFECYCLE FUNDS - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
STATEMENT OF INVESTMENTS
September 30, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 98.07% (a)
854,604	TIAA-CREF Institutional Bond Fund	$8,494,762
4,899,197	TIAA-CREF Institutional Growth Equity Fund	43,553,864
569,578	TIAA-CREF Institutional High-Yield Fund II	5,661,603
3,069	TIAA-CREF Institutional Inflation-Linked Bond Fund	31,060
2,146,762	TIAA-CREF Institutional International Equity Fund	32,158,492
2,561,252	TIAA-CREF Institutional Large-Cap Value Fund	43,592,507
526,662	TIAA-CREF Institutional Small-Cap Equity Fund	8,126,399
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	141,618,687
	(Cost $132,348,268)

	TOTAL PORTFOLIO - 98.07%	141,618,687
	(Cost $132,348,268)

	OTHER ASSETS & LIABILITIES, NET - 1.93%	2,791,077

	NET ASSETS - 100.00%	$144,409,764

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Institutional Mutual Funds.

7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's second fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(i) Copy of current SOX code of ethics
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date:	May 28, 2008	By: /s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	May 28, 2008	By: /s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date:	May 28, 2008	By: /s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer